As filed with the Securities and Exchange Commission on April 30, 2004

                                                              File No. 002-78020
                                                                       811-03488
================================================================================


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                             ----------------------

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

       Pre-Effective Amendment No.                                           [ ]
       Post-Effective Amendment No. 42                                       |X|


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

       Amendment No. 44                                                      |X|
                        (Check appropriate box or boxes.)

                               -------------------

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
             (f/k/a Phoenix Home Life Variable Accumulation Account)
                           (Exact Name of Registrant)

                               -------------------

                         PHOENIX LIFE INSURANCE COMPANY
               (f/k/a Phoenix Home Life Mutual Insurance Company)
                               (Name of Depositor)

                               -------------------

               One American Row, Hartford, Connecticut 06102-5056
         (Address of Depositor's Principal Executive Offices) (Zip Code)

                                 (800) 447-4312
                    (Depositor's Telephone Number, including Area Code)

                               -------------------

                              John R. Flores, Esq.
                         Phoenix Life Insurance Company
                                One American Row
                             Hartford, CT 06102-5056
                     (Name and Address of Agent for Service)

                               -------------------


         It is proposed that this filing will become effective (check appropriate box)
         [ ] immediately upon filing pursuant to paragraph (b) of Rule 485 |X| on May 1, 2004 pursuant to paragraph (b) of Rule 485
         [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
         [ ] on ____________ pursuant to paragraph (a)(1) of Rule 485
         If appropriate, check the following box:

         [ ] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

                               -------------------


    Title of Securities Being Registered: Deferred variable and fixed annuity contracts

================================================================================

                                     PART A

          VERSION B IS NOT AFFECTED BY THIS AMENDMENT.

                                                                     [VERSION A]

          GROUP STRATEGIC EDGE(R)                 THE BIG EDGE PLUS(R)
   THE BIG EDGE CHOICE(R) FOR NEW YORK                 BIG EDGE
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT

                    ISSUED BY: PHOENIX LIFE INSURANCE COMPANY

PROSPECTUS                                                           MAY 1, 2004

    This prospectus describes a variable and fixed accumulation deferred annuity contract offered to groups and individuals. The contract is designed to provide you with retirement income in the future. The contract offers a variety of variable and fixed investment options. You may allocate payments and contract value to one or more of the subaccounts of the Phoenix Life Variable Accumulation Account ("Separate Account") and the Guaranteed Interest Account ("GIA"). The assets of each subaccount will be used to purchase, at net asset value, shares of a series in the following designated funds.


THE PHOENIX EDGE SERIES FUND
----------------------------
   o   Phoenix-Aberdeen International Series
   o   Phoenix-AIM Mid-Cap Equity Series
   o   Phoenix-Alliance/Bernstein Enhanced Index Series
   o   Phoenix-Alliance/Bernstein Growth + Value Series
   o   Phoenix-Duff & Phelps Real Estate Securities Series
   o   Phoenix-Engemann Capital Growth Series
   o   Phoenix-Engemann Small & Mid-Cap Growth Series
   o   Phoenix-Goodwin Money Market Series
   o   Phoenix-Goodwin Multi-Sector Fixed Income Series

   o   Phoenix-Kayne Rising Dividends Series

   o   Phoenix-Kayne Small-Cap Quality Value Series
   o   Phoenix-Lazard International Equity Select Series
   o   Phoenix-Lazard Small-Cap Value Series
   o   Phoenix-Lazard U.S. Multi-Cap Series
   o   Phoenix-Lord Abbett Bond-Debenture Series
   o   Phoenix-Lord Abbett Large-Cap Value Series
   o   Phoenix-Lord Abbett Mid-Cap Value Series
   o   Phoenix-MFS Investors Growth Stock Series
   o   Phoenix-MFS Investors Trust Series
   o   Phoenix-MFS Value Series
   o   Phoenix-Northern Dow 30 Series
   o   Phoenix-Northern Nasdaq-100 Index(R)Series
   o   Phoenix-Oakhurst Growth and Income Series
   o   Phoenix-Oakhurst Strategic Allocation Series

   o   Phoenix-Oakhurst Value Equity Series

   o   Phoenix-Sanford Bernstein Global Value Series
   o   Phoenix-Sanford Bernstein Mid-Cap Value Series
   o   Phoenix-Sanford Bernstein Small-Cap Value Series
   o   Phoenix-Seneca Mid-Cap Growth Series
   o   Phoenix-Seneca Strategic Theme Series
   o   Phoenix-State Street Research Small-Cap Growth Series

AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------
   o   AIM V.I. Capital Appreciation Fund
   o   AIM V.I. Premier Equity Fund

THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------
   o   Alger American Leveraged AllCap Portfolio

FEDERATED INSURANCE SERIES
--------------------------
   o   Federated Fund for U.S. Government Securities II
   o   Federated High Income Bond Fund II - Primary Shares

FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
-------------------------------------------------------
   o   VIP Contrafund(R) Portfolio
   o   VIP Growth Opportunities Portfolio
   o   VIP Growth Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
--------------------------------------------------------------
   o   Mutual Shares Securities Fund
   o   Templeton Developing Markets Securities Fund *
   o   Templeton Foreign Securities Fund
   o   Templeton Global Asset Allocation Fund *
   o   Templeton Growth Securities Fund

THE RYDEX VARIABLE TRUST
------------------------
   o   Rydex Variable Trust Sector Rotation Fund

SCUDDER INVESTMENTS VIT FUNDS - CLASS A
---------------------------------------

   o   Scudder VIT EAFE(R) Equity Index Fund
   o   Scudder VIT Equity 500 Index Fund

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
--------------------------------------------------------
   o   Technology Portfolio

WANGER ADVISORS TRUST
---------------------

   o   Wanger International Select

   o   Wanger International Small Cap

   o   Wanger Select

   o   Wanger U.S. Smaller Companies

* Not available for new investors
    The contract is not a deposit or obligation of, underwritten or guaranteed by, any financial institution, credit union or affiliate. It is not federally insured by the Federal Deposit Insurance Corporation or any other state or federal agency. Contract investments are subject to risk, including the fluctuation of contract values and possible loss of principal.

    The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

    It may not be in your best interest to purchase a contract to replace an existing annuity contract or life insurance policy. You must understand the basic features of the proposed contract and your existing coverage before you decide to replace your present coverage. You must also know if the replacement will result in any tax liability.


    This prospectus provides important information that a prospective investor ought to know before investing. This prospectus should be kept for future reference. A Statement of Additional Information ("SAI") dated May 1, 2004, is incorporated by reference and has been filed with the SEC and is available free of charge by contacting us at the address or phone number listed below. A table of contents for the SAI is available on the last page of this prospectus.


IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT:
                            [LOGO OF LETTER]      PHOENIX LIFE INSURANCE COMPANY
                                                  ANNUITY OPERATIONS DIVISION
                                                  PO Box 8027
                                                  Boston, MA 02266-8027
                         [LOGO OF TELEPHONE]      TEL. 800/541-0171

                                TABLE OF CONTENTS


------------------------------------------------------------------------------
Heading                                                    Page
------------------------------------------------------------------------------
SUMMARY OF EXPENSES.......................................    3
CONTRACT SUMMARY .........................................    7
FINANCIAL HIGHLIGHTS......................................    8
PERFORMANCE HISTORY.......................................    8
THE VARIABLE ACCUMULATION ANNUITY.........................    8
PHOENIX AND THE SEPARATE ACCOUNT..........................    9
INVESTMENTS OF THE SEPARATE ACCOUNT ......................    9
GIA.......................................................    9
PURCHASE OF CONTRACTS ....................................   10
DEDUCTIONS AND CHARGES....................................   10
   Tax ...................................................   10
   Surrender Charges .....................................   10
   Charges for Mortality and Expense Risks ...............   11
   Charges for Administrative Services ...................   11
   Other Charges .........................................   12
THE ACCUMULATION PERIOD...................................   12
   Accumulation Units ....................................   12
   Accumulation Unit Values ..............................   12
   Transfers .............................................   12
   Disruptive Trading and Market Timing...................   12
   Optional Programs and Benefits.........................   13
   Surrender of Contract; Partial Withdrawals ............   15
   Lapse of Contract .....................................   16
   Payment Upon Death Before Maturity Date................   16
BIG EDGE CHOICE(R)FOR NEW YORK CONTRACTS..................   16
   Surrender Charges......................................   16
   Daily Administrative Fee...............................   17
   Maturity Date..........................................   17
   Ownership of the Contract..............................   17
   Payment Upon Death Before Maturity Date................   17
   Transfers..............................................   17
GROUP STRATEGIC EDGE(R)CONTRACTS..........................   17
   Allocated Group Contracts .............................   18
   Unallocated Group Contracts ...........................   18
THE ANNUITY PERIOD .......................................   19
   Variable Accumulation Annuity Contracts................   19
   Annuity Payment Options ...............................   19
   Other Options and Rates................................   21
   Other Conditions ......................................   21
   Payment Upon Death After Maturity Date ................   21
VARIABLE ACCOUNT VALUATION PROCEDURES.....................   21
   Valuation Date.........................................   21
   Valuation Period.......................................   22
   Accumulation Unit Value................................   22
   Net Investment Factor..................................   22
MISCELLANEOUS PROVISIONS .................................   22
   Assignment.............................................   22
   Deferment of Payment ..................................   22
   Free Look Period.......................................   22
   Amendments to Contracts ...............................   22
   Substitution of Fund Shares ...........................   22
   Ownership of the Contract .............................   23
FEDERAL INCOME TAXES .....................................   23
   Introduction ..........................................   23
   Income Tax Status......................................   23
   Taxation of Annuities in General--Non-Qualified Plans .   23
   Additional Considerations..............................   24
   Owner Control..........................................   25
   Diversification Standards..............................   25
   Taxation of Annuities in General--Qualified Plans......   26
SALES OF VARIABLE ACCUMULATION CONTRACTS .................   29
SERVICING AGENT...........................................   29
STATE REGULATION .........................................   30
REPORTS ..................................................   30
VOTING RIGHTS ............................................   30
TEXAS OPTIONAL RETIREMENT PROGRAM ........................   30
LEGAL MATTERS ............................................   30
SAI TABLE OF CONTENTS.....................................   30
APPENDIX A - INVESTMENT OPTIONS...........................  A-1
APPENDIX B - GLOSSARY OF SPECIAL TERMS....................  B-1
APPENDIX C - DEDUCTIONS FOR TAXES.........................  C-1
APPENDIX D - FINANCIAL HIGHLIGHTS.........................  D-1

SUMMARY OF EXPENSES
--------------------------------------------------------------------------------
    The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract.
-------------------------------------------------------------------- -- --------
CONTRACT OWNER TRANSACTION EXPENSES
    Surrender Charge (1) (as a percentage of amount surrendered) for the following contracts:

BIG EDGE, BIG EDGE PLUS,(R)GROUP STRATEGIC EDGE(R)- ALLOCATED
-------------------------------------------------------------

   Age of Payment in Complete Years 0.............       6%
   Age of Payment in Complete Years 1.............       5%
   Age of Payment in Complete Years 2.............       4%
   Age of Payment in Complete Years 3.............       3%
   Age of Payment in Complete Years 4.............       2%
   Age of Payment in Complete Years 5.............       1%
   Age of Payment in Complete Years 6 and thereafter   None

GROUP STRATEGIC EDGE(R) - UNALLOCATED
-------------------------------------

   Age of Payment in Complete Years 0.............       6%
   Age of Payment in Complete Years 4.............       5%
   Age of Payment in Complete Years 5.............       4%
   Age of Payment in Complete Years 6.............       3%
   Age of Payment in Complete Years 7.............       2%
   Age of Payment in Complete Years 8.............       1%
   Age of Payment in Complete Years 10+...........     None

BIG EDGE CHOICE(R) FOR NEW YORK
-------------------------------

   Age of Payment in Complete Years 0.............       7%
   Age of Payment in Complete Years 1.............       6%
   Age of Payment in Complete Years 2.............       5%
   Age of Payment in Complete Years 3.............       4%
   Age of Payment in Complete Years 4.............       3%
   Age of Payment in Complete Years 5.............       2%
   Age of Payment in Complete Years 6.............       1%
   Age of Payment in Complete Years 7+............     None

TRANSFER CHARGE(2)

   Current .......................................     None
   Maximum........................................      $10

These tables describe the fees and expenses that you will pay at the time that you purchase the contract, surrender the contract or transfer value between the subaccounts. State premium taxes may also be deducted.

--------------------------------------------------------------------------------
ANNUAL CONTRACT FEE(3)
    BIG EDGE, BIG EDGE PLUS(R)AND BIG EDGE CHOICE(R)FOR NEW YORK
    -------------------------------------------------------------

    Maximum fee.......................................      $35

    GROUP STRATEGIC EDGE(R)- ALLOCATED
    ----------------------------------
    Current fee per participant.......................      $15
    Maximum fee per participant.......................      $30
    GROUP STRATEGIC EDGE(R)- UNALLOCATED
    ------------------------------------
    Current fee per group contract....................     $300
    Maximum fee per group contract ...................     $500

GUARANTEED MINIMUM INCOME BENEFIT (GMIB)
RIDER FEE(4) (as a percentage of the

    guaranteed annuitization value)...................     .60%


ANNUAL SEPARATE ACCOUNT EXPENSES (as a
    percentage of average account value) for the following
contracts:
    BIG EDGE
    --------

    Mortality and Expense Risk Fee....................   1.000%
    Daily Administrative Fee..........................   0.000%
                                                         ------
    Total Separate Account Annual Expenses............   1.000%

These tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including annual fund fees and expenses.

--------------------------------------------------------------------------------
1 A surrender charge is taken from the proceeds when a contract is surrendered or when an amount is withdrawn if the premium has not been held under the contract for a certain period of time. See "Deductions and Charges--Surrender Charges."

2 This charge is deducted annually on the contract anniversary on a pro rata basis from each of the selected investment options. See "Deductions and Charges."
3 We reserve the right to impose a transfer charge of up to $10 per transfer after the first 2 transfers in each contract year. See "Transfers."
4 The GMIB is an optional rider. The fee for this rider will be deducted annually on the contract anniversary, only if the rider is selected. See "Optional Programs and Riders."

--------------------------------------------------------------------------------
    BIG EDGE PLUS,(R) GROUP STRATEGIC EDGE(R) (ALLOCATED & UNALLOCATED)
    -------------------------------------------------------------------

    Mortality and Expense Risk Fee....................   1.250%
    Daily Administrative Fee..........................   0.000%
                                                         ------
    Total Separate Account Annual Expenses............   1.250%

    BIG EDGE CHOICE(R) FOR NEW YORK
    -------------------------------
    Mortality and Expense Risk Fee....................   1.250%
    Daily Administrative Fee..........................   0.125%
                                                         ------
Total Separate Account Annual Expenses................   1.375%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
                                             Minimum     Maximum
                                             -------     -------
    Total Annual Fund Operating Expenses
    (expenses that are deducted from the
    fund assets include management fees,
    12b-1 fees and other expenses) ...        0.30%       5.73%


This table shows the minimum and maximum total operating expenses for the year ended 12/31/03, charged by the fund companies that you may pay periodically during the time that you own the contract. More detail concerning the funds' fees and total and net fund operating expenses can be found after the Expense Examples and are contained in the fund prospectuses.
--------------------------------------------------------------------------------
EXPENSE EXAMPLES

    If you surrender your contract at the end of the applicable time period, your maximum costs would be:

    BIG EDGE, BIG EDGE PLUS,(R) GROUP STRATEGIC EDGE(R) (ALLOCATED &
    ----------------------------------------------------------------
    UNALLOCATED)
    ------------


             1 Year       3 Years     5 Years    10 Years
             --------------------------------------------
             $1,287      $2,555      $3,764      $6,750


    BIG EDGE CHOICE(R) FOR NEW YORK
    -------------------------------

             1 Year       3 Years     5 Years    10 Years
             --------------------------------------------
             $1,384      $2,663      $3,880      $6,806


    If you annuitize your contract at the end of the applicable time period, your maximum costs would be:

    BIG EDGE, BIG EDGE PLUS,(R) GROUP STRATEGIC EDGE(R) (ALLOCATED &
    ----------------------------------------------------------------
    UNALLOCATED)
    ------------

             1 Year       3 Years     5 Years    10 Years
             --------------------------------------------
             $1,287      $2,555      $3,607      $6,750

    BIG EDGE CHOICE(R)FOR NEW YORK
    ------------------------------


             1 Year       3 Years     5 Years    10 Years
             --------------------------------------------
             $1,384      $2,663      $3,646      $6,806


    If you do not surrender or annuitize your contract at the end of the applicable time period, your maximum costs would be:

    BIG EDGE, BIG EDGE PLUS,(R)GROUP STRATEGIC EDGE(R)(ALLOCATED &
    ---------------------------------------------------------------
    UNALLOCATED)
    ------------

             1 Year       3 Years     5 Years    10 Years
             --------------------------------------------
              $762       $2,224      $3,607      $6,750


    BIG EDGE CHOICE(R) FOR NEW YORK
    -------------------------------

             1 Year       3 Years     5 Years    10 Years
             --------------------------------------------
              $772       $2,250      $3,646      $6,806



These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses and the maximum fund fees and expenses that were charged for the year ended 12/31/03.


The examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the funds. Your actual costs may be higher or lower based on these assumptions.

--------------------------------------------------------------------------------

ANNUAL FUND EXPENSES (as a percentage of fund average net assets for the year ended 12/31/03)

-----------------------------------------------------------------------------------------------------------------------------------
                                                           Investment        Rule         Other Operating        Total Annual Fund
                        Series                           Management Fee   12b-1 Fees          Expenses               Expenses
-----------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                                0.75%          N/A             0.32%                  1.07%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity                                    0.85%          N/A             1.42%(3)               2.27%(8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index                     0.45%          N/A             0.29%(2)               0.74%(8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value                     0.85%          N/A             1.80%(3)               2.65%(8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities                  0.75%          N/A             0.32%                  1.07%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth                               0.66%          N/A             0.19%                  0.85%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth                       0.90%          N/A             0.83%(4)               1.73%(8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market                                  0.40%          N/A             0.19%                  0.59%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income                     0.50%          N/A             0.24%                  0.74%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond                  0.50%(6)       N/A             1.06%(2,7)             1.56%(8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends                                0.70%          N/A             1.67%(1)               2.37%(8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value                         0.90%          N/A             4.83%(1)               5.73%(8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select                    0.90%          N/A             1.13%(1)               2.03%(8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value                                0.90%          N/A             2.43%(1)               3.33%(8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap                                 0.80%          N/A             3.92%(1)               4.72%(8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture                            0.75%          N/A             1.77%(1)               2.52%(8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value                           0.75%          N/A             1.10%(1)               1.85%(8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value                             0.85%          N/A             2.32%(1)               3.17%(8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock                            0.75%          N/A             0.42%(3)               1.17%(8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust                                   0.75%          N/A             3.17%(3)               3.92%(8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value                                             0.75%          N/A             0.88%(3)               1.63%(8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30                                       0.35%          N/A             0.66%(3)               1.01%(8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)                          0.35%          N/A             1.10%(3)               1.45%(8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income                            0.70%          N/A             0.31%(3)               1.01%(8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation                         0.58%          N/A             0.19%                  0.77%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity                                 0.70%          N/A             0.32%(3)               1.02%(8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value                        0.90%          N/A             1.11%(3)               2.01%(8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value                       1.05%          N/A             0.32%(3)               1.37%(8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value                     1.05%          N/A             0.47%(3)               1.52%(8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                                 0.80%          N/A             0.36%(3)               1.16%(8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme                                0.75%          N/A             0.30%                  1.05%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth                0.85%          N/A             2.89%(1)               3.74%(8)
-----------------------------------------------------------------------------------------------------------------------------------

  (1) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.15% of the series' average net assets.
  (2) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.20% of the series' average net assets.
  (3) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.25% of the series' average net assets.
  (4) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.35% of the series' average net assets.
  (5) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.40% of the series' average net assets.
  (6) The advisor voluntarily agreed to waive this series' investment management fee through May 31, 2004.
  (7) The series' other operating expenses have been annualized based on actual operating expenses for the period ended December 31, 2003.
  (8) The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.

                                                                     Net Annual
                                                  Reimbursements        Fund
                    Series                          & Waivers         Expenses
                    ------                          ---------         --------
Phoenix-AIM Mid-Cap Equity                            (1.17%)            1.10%
Phoenix-Alliance/Bernstein Enhanced Index             (0.09%)            0.65%
Phoenix-Alliance/Bernstein Growth + Value             (1.55%)            1.10%
Phoenix-Engemann Small & Mid-Cap Growth               (0.48%)            1.25%
Phoenix-Goodwin Multi-Sector Short Term Bond(9)       (0.86%)            0.70%
Phoenix-Kayne Rising Dividends                        (1.52%)            0.85%
Phoenix-Kayne Small-Cap Quality Value                 (4.68%)            1.05%
Phoenix-Lazard International Equity Select            (0.98%)            1.05%
Phoenix-Lazard Small-Cap Value                        (2.28%)            1.05%
Phoenix-Lazard U.S. Multi-Cap                         (3.77%)            0.95%
Phoenix-Lord Abbett Bond-Debenture                    (1.62%)            0.90%
Phoenix-Lord Abbett Large-Cap Value                   (0.95%)            0.90%
Phoenix-Lord Abbett Mid-Cap Value                     (2.17%)            1.00%
Phoenix-MFS Investors Growth Stock                    (0.17%)            1.00%
Phoenix-MFS Investors Trust                           (2.92%)            1.00%
Phoenix-MFS Value                                     (0.63%)            1.00%
Phoenix-Northern Dow 30                               (0.41%)            0.60%
Phoenix-Northern Nasdaq-100 Index(R)                  (0.85%)            0.60%
Phoenix-Oakhurst Growth and Income                    (0.06%)            0.95%
Phoenix-Oakhurst Value Equity                         (0.07%)            0.95%
Phoenix-Sanford Bernstein Global Value                (0.86%)            1.15%
Phoenix-Sanford Bernstein Mid-Cap Value               (0.07%)            1.30%
Phoenix-Sanford Bernstein Small-Cap Value             (0.22%)            1.30%
Phoenix-Seneca Mid-Cap Growth                         (0.01%)            1.15%
Phoenix-State Street Research Small-Cap Growth        (2.74%)            1.00%

 (9) These rates recognize that, effective June 1, 2004, the investment management fee will no longer be waived. Before June 1, 2004, these rates are (1.36%) and 0.20%, respectively.


(NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated at any time without notice.)

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      Net Annual
                                                                  Rule                                               Fund Expenses
                                                   Investment  12b-1 or      Other                    Contractual        After
                                                   Management   Service    Operating   Total Annual  Reimbursements  Reimbursements
                     Series                           Fee         Fees      Expenses  Fund Expenses    & Waivers      & Waivers
------------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                   0.61%        N/A        0.24%        0.85%         (0.00%)          0.85%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                         0.61%        N/A        0.24%        0.85%         (0.00%)          0.85%
------------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND - CLASS O SHARES
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio            0.85%        N/A        0.12%        0.97%         (0.00%)          0.97%
FEDERATED INSURANCE SERIES
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II     0.60%       0.25%(1)    0.12%        0.97%           ---            ---(11)
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary         0.60%       0.25%(1)    0.15%        1.00%           ---            ---(11)
Shares
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R)Portfolio(2)                        0.58%       0.10%       0.09%        0.77%           ---            ---(11)
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio(2)                0.58%       0.10%       0.14%        0.82%           ---            ---(11)
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio(3)                              0.58%       0.10%       0.09%        0.77%           ---            ---(11)
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                        0.60%       0.25%(4)    0.20%        1.05%         (0.00%)          1.05%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                    0.69%(5)    0.25%       0.22%        1.16%         (0.04%)          1.12%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund(6)                  0.81%       0.25%(4)    0.07%        1.13%         (0.00%)          1.13%
------------------------------------------------------------------------------------------------------------------------------------
THE RYDEX VARIABLE TRUST
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund            0.90%        N/A        0.80%        1.70%         (0.00%)          1.70%
------------------------------------------------------------------------------------------------------------------------------------
SCUDDER INVESTMENTS VIT FUNDS - CLASS A
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R)Equity Index Fund(7)              0.45%        N/A        0.64%        1.09%         (0.44%)          0.65%
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund(8)                 0.20%        N/A        0.10%        0.30%         (0.00%)          0.30%
------------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio(9)                              0.80%        N/A        0.53%        1.33%           ---            ---(1)
------------------------------------------------------------------------------------------------------------------------------------
Wanger Advisors Trust
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select(10)                      1.00%        N/A        0.54%        1.54%         (0.09%)          1.45%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                       1.22%        N/A        0.19%        1.41%         (0.00%)          1.41%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                        0.95%        N/A        0.20%        1.15%         (0.00%)          1.15%
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                        0.93%        N/A        0.06%        0.99%         (0.00%)          0.99%
------------------------------------------------------------------------------------------------------------------------------------

 (1)  The fund has voluntarily agreed to waive this service fee.
 (2) A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.
 (3) A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. These offsets may be discontinued at any time.
 (4) While the maximum amount payable under the fund's Rule 12b-1 plan is 0.35% per year of the fund's average annual net assets, the fund's Board of Trustees has set the current rate at 0.25% per year.
 (5) The advisor has contractually agreed to reduce its investment management fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton money fund. This reduction is required by the fund's Board of Trustees and an order by the SEC. After such reductions, the management fees are 0.65% for the Templeton Foreign Securities Fund.
 (6) The fund administration fee is paid indirectly through the investment management fee.
 (7) The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund in excess of 0.65% of the average daily net assets until April 30, 2005.
 (8) The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund in excess of 0.30% of the average daily net assets until April 30, 2005.
 (9) The advisor has agreed to reduce fees payable to it and to reimburse expenses of the portfolio in excess of 1.15% (excluding interest and extraordinary expenses).
 (10) The advisor has contractually agreed to limit net annual fund expenses to 1.45% of the series' average net assets until April 30, 2005.
 (11) The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.

                         Series                       Non-contractual Reimbursements & Waivers       Net Annual Fund Expenses
                         ------                       ----------------------------------------       ------------------------
   Federated Fund for U.S. Government Securities II                    (0.25%)                                0.72%
   Federated High Income Bond Fund II - Primary Shares                 (0.25%)                                0.75%
   VIP Contrafund(R)Portfolio                                          (0.02%)                                0.75%
   VIP Growth Opportunities Portfolio                                  (0.02%)                                0.80%
   VIP Growth Portfolio                                                (0.03%)                                0.74%
   Technology Portfolio                                                (0.18%)                                1.15%


      (NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated at any time without notice.)

CONTRACT SUMMARY
--------------------------------------------------------------------------------
    This summary describes the general provisions of the contract.

    Certain provisions of the contract described in this prospectus may differ in a particular state because of specific state requirements.


    This prospectus is a disclosure document which summarizes your rights under the annuity product that you are purchasing. As with any summary it may differ in certain instances from the underlying annuity contract. You should read your annuity contract carefully.

    Please refer to the "Glossary of Special Terms" in Appendix B.

OVERVIEW

    The contract offers a dynamic idea in retirement planning. It's designed to give you maximum flexibility in obtaining your investment goals. The contract is intended for those seeking income and for those seeking long-term tax-deferred accumulation of assets to provide income for retirement or other purposes. Those considering the contract for other purposes should consult with their tax advisors. Participants in qualified plans should note that they likely would not benefit from the tax deferral provided by an annuity contract, and should not consider the contract for its tax treatment, but for its investment and annuity benefits.

    The contract offers a combination of investment options both variable and fixed. Investments in the subaccounts provide returns that are variable and depend upon the performance of the underlying funds. Allocations to the GIA produce guaranteed interest earnings subject to certain conditions.

    You also may select from many different variable and fixed annuity payout options, some of which offer retirement income payments that you cannot outlive. See "The Annuity Period--Annuity Options."

INVESTMENT FEATURES

FLEXIBLE PAYMENTS
o   You may make payments anytime until the maturity date.

o   You can vary the amount and frequency of your payments.

o   Other than the minimum initial payment, there are no required payments.

MINIMUM CONTRIBUTION
o   Generally, the minimum initial payment is $1,000.

ALLOCATION OF PREMIUMS AND CONTRACT VALUE
o   Payments are invested in one or more of the subaccounts and the GIA.

o Transfers between the subaccounts and into the GIA can be made anytime. Transfers from the GIA are subject to rules discussed in the "GIA" and in "The Accumulation Period--Transfers."

o The contract value varies with the investment performance of the funds and is not guaranteed.

o The contract value allocated to the GIA will depend on deductions taken from the GIA and interest accumulation at rates set by us (minimum-- 4%).

WITHDRAWALS
o You may partially or fully surrender the contract anytime for its contract value less any applicable surrender charge and premium tax.

o During the first contract year, you may withdraw up to 10% of the contract value as of the date of the first partial surrender without a surrender charge. After that, you can surrender up to 10% of the contract value as of the last contract anniversary without a surrender charge.

o Withdrawals may be subject to the 10% penalty tax. See "Federal Income Taxes--Penalty Tax on Certain Surrenders and Withdrawals."

o Prior to the maturity date, contract owners who have elected the Guaranteed Minimum Income Benefit Rider ("GMIB"), may request partial withdrawals to be made either pro rata from all subaccounts and the GIA or from a specific investment option.

DEATH BENEFIT
    The contract provides for payment on the death of the owner or the annuitant anytime before the maturity date of the contract.

DEDUCTIONS AND CHARGES

GENERALLY
o No deductions are made from payments.

o A deduction for surrender charges may occur when you surrender your contract or request a withdrawal if the assets have not been held under the contract for a specified period.

o No deduction for surrender charges after the annuity period has begun, unless you make unscheduled withdrawals under Annuity Payment Options K or L.

o   If we impose a surrender charge, it is on a first-in, first-out basis.

o No surrender charge is imposed if the annuitant or owner dies before the date that annuity payments will begin.

o A declining surrender charge is assessed on withdrawals in excess of 10% of the account value, based on the date the payments are deposited:

BIG EDGE, BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE - ALLOCATED CONTRACTS:

--------------------------------------------------------------
Percent               6%   5%    4%    3%    2%    1%    0%
--------------------------------------------------------------
Age of Payment in     0    1     2     3     4     5     6
Complete Years
--------------------------------------------------------------

GROUP STRATEGIC EDGE(R) - UNALLOCATED CONTRACTS:


--------------------------------------------------------------
Percent               6%   5%    4%    3%    2%    1%    0%
--------------------------------------------------------------
Age of Payment in    0-4   5     6     7     8     9     10+
Complete Years
--------------------------------------------------------------

BIG EDGE CHOICE FOR NEW YORK CONTRACTS:

--------------------------------------------------------------
Percent              7%   6%   5%   4%    3%   2%   1%   0%
--------------------------------------------------------------
Age of Payment in    0    1    2    3     4    5    6    7+
Complete Years
--------------------------------------------------------------

    See "Deductions and Charges--Surrender Charges" for a detailed discussion.

FROM THE ACCOUNT
o Mortality and expense risk fee--1.25% annually. See "Charges for Mortality and Expense Risks."

o The daily administrative fee--.125% annually. Applies to individual contracts issued in New York on or after May 1, 1997. See "Big Edge Choice(R) for New York--Daily Administrative Fee."

OTHER CHARGES OR DEDUCTIONS

o   Taxes--taken from the contract value upon annuitization.
    o Phoenix will reimburse itself for such taxes on the date of a partial withdrawal, surrender of the contract, maturity date or payment of death proceeds. See "Tax" and Appendix C.


o   Administrative Fee--$35 each year.

    See "Deductions and Charges" for a detailed description of contract charges.

    In addition, certain charges are deducted from the assets of the funds for investment management services. See the prospectuses for the funds for more information.

ADDITIONAL INFORMATION

FREE LOOK PERIOD

    You have the right to review the contract. If you are not satisfied you may return it within ten days after you receive it and cancel the contract. You will receive in cash the adjusted value of the initial payment, however, if applicable state law requires, we will return the full amount of the initial payment.


    See "Free Look Period" for a detailed discussion.

LAPSE
    If on any valuation date the total contract value equals zero, or, the premium tax reimbursement due on a surrender or partial withdrawal is greater than or equal to the contract value, the contract will immediately terminate and lapse without value.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

    Financial highlights give the historical value for a single unit of each of the available subaccounts and the number of units outstanding at the end of each of the past ten years, or since the subaccount began operations, if less. These tables are highlights only.

    More information, including the Separate Account and Company financial statements, " Tax" and is in the SAI and in the Annual Report. You may obtain a copy of the SAI by calling the Annuity Operations Division at 800/541-0171.


    There are different financial highlight tables in this prospectus, please be sure you refer to the appropriate table for your contract. The tables are set forth in Appendix D.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------

    We may include the performance history of the subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Historical returns are usually calculated for one year, five years and ten years. If the subaccount has not been in existence for at least one year, returns are calculated from inception of the subaccount. Total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value. The return is computed net of the investment management fees, daily administrative fees, annual contract fees, mortality and expense risk charges, and deferred surrender charges deducted from redemptions after one and five years. See the SAI for more information.


THE VARIABLE ACCUMULATION ANNUITY
--------------------------------------------------------------------------------
    The individual deferred variable accumulation annuity contract (the "contract") issued by Phoenix is significantly different from a fixed annuity contract in that, unless the GIA is selected, it is the owner and annuitant under a contract who bear the risk of investment gain or loss rather than Phoenix. To the extent that payments are not allocated to the GIA, the amounts which will be available for annuity payments under a contract will depend on the investment performance of the amounts allocated to the subaccounts. Upon the maturity of a contract, the amounts held under a contract will continue to be invested in the Account or the GIA. The monthly annuity payments will vary according to the investment experience of the selected investment options. However, a fixed annuity may be elected, in which case, Phoenix will guarantee specified monthly annuity payments.

    You select the investment objective of each contract on a continuing basis by directing the allocation of payments and the reallocation of the contract value among the GIA or the subaccounts.

PHOENIX AND THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

    On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company, incorporated on May 1, 1851, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company ("Phoenix"). As part of the demutualization, Phoenix became a wholly owned subsidiary of The Phoenix Companies, Inc., a newly formed, publicly traded Delaware corporation.

    Our executive and administrative office is at One American Row, Hartford, Connecticut 06102-5056. Our New York principal office is at 10 Krey Boulevard, East Greenbush, New York 12144. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.

    On June 21, 1982, we established the Separate Account, a separate account created under the insurance laws of Connecticut. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and it meets the definition of a "separate account" under the 1940 Act. Registration under the 1940 Act does not involve supervision of the management or investment practices or policies of the Account or Phoenix.

    On July 1, 1992, the Separate Account's domicile was transferred to New York. Under New York law and the contracts, all income, gains or losses, whether or not realized, of the Separate Account must be credited to or charged against the amounts placed in the Separate Account without regard to the other income, gains and losses of Phoenix. The assets of the Separate Account may not be used to pay liabilities arising out of any other business that Phoenix may conduct. The Separate Account has several subaccounts that invest in underlying mutual funds. Obligations under the contracts are obligations of Phoenix Life Insurance Company.

    Contributions to the GIA are not invested in the Separate Account; rather, they become part of the Phoenix general account (the "General Account"). The General Account supports all insurance and annuity obligations of Phoenix and is made up of all of its general assets other than those allocated to any separate account such as the Separate Account. For more complete information concerning the GIA, see the section titled, "GIA."

INVESTMENTS OF THE SEPARATE ACCOUNT

--------------------------------------------------------------------------------
PARTICIPATING INVESTMENT FUNDS
o   The Phoenix Edge Series Fund
o   AIM Variable Insurance Funds
o   The Alger American Fund o Federated Insurance Series
o   Fidelity(R) Variable Insurance Products
o   Franklin Templeton Variable Insurance Products Trust
o   The Rydex Variable Trust

o   Scudder Investments VIT Funds
o   The Universal Institutional Funds, Inc.
o   Wanger Advisors Trust


     For additional information concerning the available investment options, please see Appendix A.

    Each investment option is subject to market fluctuations and the risks that come with the ownership of any security, and there can be no assurance that any series will achieve its stated investment objective.

    For additional information concerning the funds, please see the appropriate fund prospectuses, which should be read carefully before investing. Copies of the fund prospectuses may be obtained by writing us at the address or telephone number provided on the first page of this prospectus.

    The shares of the funds are not directly offered to the public. Shares of the funds are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix, PHL Variable Insurance Company ("PHL Variable"), and Phoenix Life and Annuity Company ("PLAC"). Shares of the funds may be offered to separate accounts of other insurance companies.

    The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. Currently, we do not foresee any such differences or disadvantages at this time. However, we intend to monitor for any material conflicts and will determine what action, if any should be taken in response to such conflicts. If such a conflict were to occur, one or more separate accounts might be required to withdraw its investments in the fund or shares of another fund may be substituted.

INVESTMENT ADVISORS AND SUBADVISORS
    For a complete list of advisors and subadvisors, please see Appendix A.

SERVICES OF THE ADVISORS
    The advisors and subadvisors continually furnish an investment program for each series and manage the investment and reinvestment of the assets of each series subject at all times to the authority and supervision of the Trustees. A detailed discussion of the investment advisors and subadvisors, and the investment advisory and subadvisory agreements, is contained in the fund prospectuses.


GIA
--------------------------------------------------------------------------------
    In addition to the Separate Account, you may allocate premiums or transfer values to the GIA. Amounts you allocate or transfer to the GIA become part of our general account assets. You do not share in the investment experience of those assets. Rather, we guarantee a minimum rate of return on the allocated amount, as provided under the terms of your product. Although we are not obligated to credit interest at a higher rate than the minimum, we will credit any excess interest as determined by us based on expected investment yield information.

    We reserve the right to limit total deposits to the GIA, including transfers, to no more than $250,000 during any one-week period per policy.

    You may make transfers into the GIA at any time. Generally, you may make only one transfer per year from the GIA. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the policy value in the GIA as of the date of the transfer. Also, the total value allocated to the GIA may be transferred out to one or more of the subaccounts over a consecutive 4-year period according to the following schedule:

o   Year One:       25% of the total value
o   Year Two:       33% of remaining value
o   Year Three:     50% of remaining value
o   Year Four:      100% of remaining value

    Transfers from the GIA may also be subject to other rules as described throughout this prospectus.

    Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the 1940 Act, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the SEC has not reviewed the general account disclosures. These disclosures, however, may be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

PURCHASE OF CONTRACTS
--------------------------------------------------------------------------------
    We require minimum initial payments of:

o   Non-qualified plans--$1,000

o   Individual Retirement Annuity--$1,000

o   Bank draft program--$25
    o You may authorize your bank to draw $25 or more from your personal checking account monthly to purchase Units in any available subaccount, or for deposit in the GIA. The amount you designate will be automatically invested on the date the bank draws on your account. If Check-o-matic is elected, the minimum initial payment is $25. This payment must accompany the application. Each subsequent payment under a contract must be at least $25.

o   Qualified plans--$1,000 annually
    o Contracts purchased in connection with tax-qualified or employer-sponsored plans--a minimum annual payment of $1,000 is required.

o   Contracts with a maturity date in the first contract year--$10,000

    Generally, a contract may not be purchased for a proposed annuitant who is 81 years of age or older. Total payments in excess of $1,000,000 cannot be made without the permission of Phoenix. While the annuitant is living and the contract is in force, payments may be made anytime before the maturity date of a contract.

    Payments received under the contracts will be allocated in any combination to any subaccount or the GIA, in the proportion specified in the application for the contract or as otherwise indicated by you from time to time. Initial payments may, under certain circumstances, be allocated to the Phoenix-Goodwin Money Market subaccount. See "Free Look Period." Changes in the allocation of payments will be effective as of receipt by VPMO of notice of election in a form satisfactory to us (either in writing or by telephone) and will apply to any payments accompanying such notice or made subsequent to the receipt of the notice, unless otherwise requested by you.

    In certain circumstances, we may reduce the initial or subsequent payment amount we accept for a contract. Qualifications for such reduction follow:

o   the makeup and size of the prospective group; or

o   the method and frequency of payments; and

o the amount of compensation to be paid to Registered Representative(s) on each payment.

    Any reduction will not unfairly discriminate against any person. We will make any such reduction according to our own rules in effect at the time the payment is received. We reserve the right to change these rules from time to time.

DEDUCTIONS AND CHARGES
--------------------------------------------------------------------------------

TAX
    Tax is considered to be any tax charged by a state or municipality on premium payments, whether or not characterized as premium payment tax (or premium tax). It is also other state or local taxes imposed or any other governmental fees which may be required based on the laws of the state or municipality of delivery, the owner's state or municipality of residence on the contract date. Taxes on premium payments currently range from 0% to 3.5% (the amount of state premium payment tax, if any, will vary from state to state), depending on the state. We will pay any premium payment tax, any other state or local taxes imposed or other governmental fee due and will only reimburse ourselves upon the remittance to the applicable state. For a list of states and taxes, see "Appendix C."

    We reserve the right, when calculating unit values, to deduct a credit or fee with respect to any taxes we have paid for or reserved during the valuation period that we determine to be attributable to the operation of an Investment Division. No federal income taxes are applicable under present law and we are not presently making any such deduction.

SURRENDER CHARGES

    A deduction for surrender charges for this contract may be taken from proceeds of partial withdrawals or complete surrender of the contract. The amount (if any) of a surrender charge depends on whether your payments are held under the contract for a certain period of time. The surrender charge schedule is shown in the chart below. No surrender charge will be taken from death proceeds. No surrender charge will be taken after the annuity period has begun except with respect to unscheduled withdrawals under Annuity Payment Option K or L below. See "Annuity Options." Any surrender charge is imposed on a first-in, first-out basis.

    Up to 10% of the contract value may be withdrawn in a contract year, either in a lump sum or by multiple scheduled or unscheduled amounts without the imposition of a surrender charge. During the first contract year, the 10% withdrawal without a surrender charge will be based on the contract value at the time of the first partial withdrawal. In subsequent years, the 10% will be based on the previous contract anniversary value. The deduction for surrender charges, expressed as a percentage of the amount withdrawn in excess of the 10% allowable amount, is as follows:

---------------------------------------------------------------
Percent               6%    5%    4%    3%    2%    1%    0%
---------------------------------------------------------------
Age of Payment in     0     1     2     3     4     5     6+
Complete Years
---------------------------------------------------------------

    If the annuitant or owner dies before the maturity date of the contract, the surrender charge described in the table above will not apply.

    The total deferred surrender charges on a contract will never exceed 9% of total payments, and the applicable level of surrender charge cannot be changed with respect to outstanding contracts. Surrender charges imposed in connection with partial surrenders will be deducted from the subaccounts and the GIA on a pro rata basis. Any distribution costs not paid for by surrender charges will be paid by Phoenix from the assets of the General Account.

CHARGES FOR MORTALITY AND EXPENSE RISKS
    While you bear the investment risk of the series in which you invest, once the contract has been converted to a fixed annuity, the annuity payments are guaranteed by us. We assume the risk that annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that our expenses may be higher than the deductions for such expenses.

    In assuming the mortality risk, we agree to continue life annuity payments, determined in accordance with the annuity tables and other provisions of the contract, to the annuitant or other payee for as long as he or she may live.


    To compensate for assuming these risks, we currently charge each subaccount the daily equivalent of .40% annually of the current value of the subaccount's net assets for mortality risks assumed and the daily equivalent of .85% annually for expense risks assumed. (See the contract schedule pages.) No mortality and expense risk charge is deducted from the GIA. If the charges prove insufficient to cover actual insurance underwriting costs and excess administrative costs, then the loss will be borne by us; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to Phoenix.


    We have concluded that there is a reasonable likelihood that the distribution financing arrangement being used in connection with the contract will benefit the Account and the contract owners.

CHARGES FOR ADMINISTRATIVE SERVICES
    We are responsible for administering the contract. In doing so, we maintain an account for each owner and annuitant, make all disbursements of benefits, furnish administrative and clerical services for each contract. We also make disbursements to pay obligations chargeable to the Account, maintain the accounts, records and other documents relating to the business of the Account required by regulatory authorities, cause the maintenance of the registration and qualification of the Account under laws administered by the SEC, prepare and distribute notices and reports to owners, and the like. We also reimburse Phoenix Equity Planning Corporation ("PEPCO") for any expenses incurred by it as "principal underwriter."

    To cover certain of its costs of administration, such as preparation of billings and statements of account, Phoenix generally charges each contract $35 each year prior to the contract's maturity date. A reduced charge may apply in certain situations. This charge is deducted from each subaccount and the GIA in which you are invested on a pro rata basis. This charge may be decreased but will never increase. This charge is deducted on the contract anniversary date for services rendered during the preceding contract year. Upon surrender of a contract, the entire annual administrative charge of $35 is deducted regardless of when the surrender occurs.

    If you elect Annuity Payment Options I, J, K, M or N, the annual administrative charge after the Maturity Date will be deducted from each annuity payment in equal amounts.

    We may reduce the annual administrative charges for contracts issued under tax-qualified plans other than IRAs, and for group or sponsored arrangements such as Internal Revenue Code Section 403(b) or 457 Plans. Generally, administrative costs per contract vary with the size of the group or sponsored arrangement, its stability as indicated by its term of existence and certain characteristics of its members, the purposes for which the contracts are purchased and other factors. The amount of reduction will be considered on a case-by-case basis but will be applied in a uniform, nondiscriminatory manner that reflects the reduced administrative costs expected as a result of sales to a particular group or sponsored arrangement.

    No surrender or annual administrative charges will be deducted for contracts sold to registered representatives of the principal underwriter or to officers, directors and employees of Phoenix or its affiliates and their spouses; or to employees or agents who retire from Phoenix or its affiliates or PEPCO, or its affiliates or to registered representatives of broker-dealers with whom PEPCO has selling agreements.

OTHER CHARGES
    As compensation for investment management services, the advisors are entitled to a fee, payable monthly and based on an annual percentage of the average daily net asset values of each series. These fund charges and other fund expenses are described more fully in the fund prospectuses.

THE ACCUMULATION PERIOD
--------------------------------------------------------------------------------
    The accumulation period is that time before annuity payments begin that your payments into the contract remain invested.

ACCUMULATION UNITS
    Your initial payments will be applied within two days of our receipt if the application for a contract is complete. If an incomplete application is completed within five business days of receipt by our Annuity Operations Division, your payment will be applied within two days of the completion of the application. If our Annuity Operations Division does not accept the application within five business days or if an order form is not completed within five business days of receipt by our Annuity Operations Division, then your payment will be immediately returned unless you request us to hold it while the application is completed. Additional payments allocated to the GIA are deposited on the date of receipt of payment at our Annuity Operations Division. Additional payments allocated to subaccounts are used to purchase accumulation units of the subaccount(s), at the value of such Units next determined after the receipt of the payment at our Annuity Operations Division. The number of accumulation units of a subaccount purchased with a specific payment will be determined by dividing the payment by the value of an accumulation unit in that subaccount next determined after receipt of the payment. The value of the accumulation units of a subaccount will vary depending upon the investment performance of the applicable series of the funds, the expenses charged against the fund and the charges and deductions made against the subaccount.

ACCUMULATION UNIT VALUES
    On any date before the maturity date of the contract, the total value of the accumulation units in a subaccount can be computed by multiplying the number of such units by the value of an accumulation unit on that date. The value of an accumulation unit on a day other than a valuation date is the value of the accumulation unit on the next valuation date. The number of accumulation units credited to you in each subaccount and their current value will be reported to you at least annually.

TRANSFERS
    You may, anytime up to 30 days prior to the maturity date of your contract, elect to transfer all or any part of the contract value among one or more subaccounts or the GIA. A transfer from a subaccount will result in the redemption of accumulation units and, if another subaccount is selected, in the purchase of accumulation units. The exchange will be based on the values of the accumulation units next determined after the receipt by our Annuity Operations Division of written notice of election in a form satisfactory to us. A transfer among subaccounts or the GIA does not automatically change the payment allocation schedule of your contract.


    You may also request transfers and changes in payment allocations among available subaccounts or the GIA by calling us at 800/541-0171 between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time. You may permit your registered representative to submit transfer requests on your behalf. We will employ reasonable procedures to confirm that telephone instructions are genuine. We will require verification of account information and will record telephone instructions on tape. All telephone transfers and allocation changes will be confirmed in writing to you. To the extent that procedures reasonably designed to prevent unauthorized transfers are not followed, we may be liable for following telephone instructions for transfers that prove to be fraudulent. However, you will bear the risk of loss resulting from instructions entered by an unauthorized third party we reasonably believe to be genuine. These telephone exchange and allocation change privileges may be modified or terminated at any time. In particular, during times of extreme market volatility, telephone privileges may be difficult to exercise. In such cases you should submit written instructions.

DISRUPTIVE TRADING AND MARKET TIMING
    Your ability to make transfers among subaccounts under the Contract is subject to modification if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other Contract owners.

    Frequent purchases, redemptions and transfers, programmed transfers, transfers into and then out of a subaccount in a short period of time, and transfers of large amounts at one time ("Disruptive Trading") can have harmful effects for other Contract owners. These risks and harmful effects include:

o dilution of the interests of long-term investors in a subaccount, if market timers or others transfer into the subaccount at prices that are below the true value or transfer out of the subaccount at prices that are higher than the true value;

o an adverse affect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the underlying fund to maintain a higher level of cash than would otherwise be the case, or causing the underlying fund to liquidate investments prematurely; and

o   increased brokerage and administrative expenses.

    To protect our Contract owners and the underlying funds from Disruptive Trading, we have adopted certain market timing policies and procedures, which are described in greater detail in the Statement of Additional Information.

    We will not accept batch transfer instructions from registered representatives (acting under powers of attorney for multiple contract owners), unless we have entered into a third-party transfer service agreement with the registered representative's broker-dealer firm. If we reject a transfer for any of these reasons, we will notify you of our decision in writing.

    No surrender charge will be assessed when a transfer is made. The date a payment was originally credited for the purpose of calculating the surrender charge will remain the same. Currently, there is no charge for transfers. However, we reserve the right to charge a transfer fee of $10 per transfer after the first two transfers in each contract year to defray administrative costs. Currently, unlimited transfers are permitted. However, we reserve the right to change our policy to limit the number of transfers made to no more than six during each contract year.


OPTIONAL PROGRAMS AND BENEFITS


DOLLAR COST AVERAGING PROGRAM
    You also may elect to transfer funds automatically among the subaccounts or the GIA on a monthly, quarterly, semiannual or annual basis under the Dollar Cost Averaging Program. Generally, the minimum initial and subsequent transfer amounts are $25 monthly, $75 quarterly, $150 semiannually or $300 annually. You must have an initial value of $2,000 in the GIA or in the subaccount from which funds will be transferred (sending subaccount), and if the value in that subaccount or the GIA drops below the amount to be transferred, the entire remaining balance will be transferred and no more systematic transfers will be processed. Also, payments of $1,000,000 or more require our approval before we will accept them for processing. Funds may be transferred from only one sending subaccount or from the GIA but may be allocated to multiple receiving subaccounts. Under the Dollar Cost Averaging Program, you may transfer approximately equal amounts from the GIA over a period of 6 months or longer. Transfers under the Dollar Cost Averaging Program are not subject to the general restrictions on transfers from the GIA.

    Upon completion of the Dollar Cost Averaging Program, you must notify us at 800/541-0171 or by writing to our Annuity Operations Division to start another Dollar Cost Averaging Program.

    All transfers under the Dollar Cost Averaging Program will be executed on the basis of values as of the first of the month rather than on the basis of values next determined after receipt of the transfer request. If the first of the month falls on a holiday or weekend, then the transfer will be processed on the next succeeding business day.

    The Dollar Cost Averaging Program is not available to individuals who invest via a bank draft program or while the Asset Rebalancing Program is in effect. There is no charge for this service.

    The Dollar Cost Averaging Program does not ensure a profit nor guarantee against a loss in a declining market.

    We may at different times offer an Enhanced Dollar Cost Averaging Program. New premium allocated to the GIA for transfer out to the subaccounts under an Enhanced Dollar Cost Averaging Program will be credited with an interest rate higher than the current GIA interest rate. New premium allocated to the GIA for transfer out to the subaccounts under an Enhanced Dollar Cost Averaging Program can only be transferred to the subaccounts and will not be subject to the Maximum GIA Percentage.

ASSET REBALANCING PROGRAM
    Under the Asset Rebalancing Program, we transfer funds among the subaccounts to maintain the percentage allocation you have selected among these subaccounts. At your election, we will make these transfers on a monthly, quarterly, semiannual or annual basis.

    Asset Rebalancing does not permit transfers to or from the GIA. There is no charge for this service.

    The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market.

SYSTEMATIC WITHDRAWAL PROGRAM
    Prior to the maturity date, you may partially withdraw amounts automatically on a monthly, quarterly, semiannual or annual basis under the Systematic Withdrawal Program.

    The minimum withdrawal amount is $100. Withdrawals will be processed on each monthly contract anniversary and any applicable premium tax and surrender charges will be applied.

    You may start or terminate this program by sending written instructions to our Annuity Operations Division. This program is not available on or after the maturity date.

INTEREST INVESTMENT PROGRAM
    We may at different times offer an Interest Investment Program. Under this program, interest earned on premium allocated to the GIA will automatically be transferred out to any of the subaccounts under the separate account.

    You may elect to transfer interest earned on premium allocated to the GIA on a monthly, quarterly, semiannual or annual basis. The amount that we transfer under the program will be based on the interest earned for the period you elect. We will process the automatic transfers on the first day of the month for the period that applies following our receipt of your transfer request. Should the first day of the applicable month fall on a holiday or weekend, we will process the transfer on the next business day.

    You must have a value of $10,000 in the GIA at all times to keep this program in effect. If the value in the GIA drops below $10,000 for any reason, then no more automatic transfers will be processed under the program. To start or stop the Interest Investment Program, you must notify us at 800/541-0171 or send a written request to our Annuity Operations Division.

    Transfers under the Interest Investment Program are not subject to the general restrictions on transfers from the GIA.

    The Interest Investment Program is not available to individuals who invest via a bank draft program or while the Dollar Cost Averaging Program or Asset Rebalancing Program are in effect.

    The Interest Investment Program does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.

GUARANTEED MINIMUM INCOME BENEFIT ("GMIB") RIDER
    This optional rider provides a benefit that guarantees minimum monthly fixed annuity payments. The minimum monthly fixed annuity payment amount is calculated by multiplying the guaranteed annuitization value by the annuity payment option rate for the annuity payment option selected under the rider.

    The benefit provided by this rider will not be available until the later of 7 years after the rider is added to the contract ("rider date") or the contract anniversary following the oldest annuitant's 60th birthday. For example, if you were age 40 when you bought the contract with the rider, the earliest you could exercise the benefit under the rider would be when you reached 60. While the benefit is available, you can only exercise it within 30 days following any contract anniversary. This benefit will not be available 30 days after the contract anniversary following the oldest annuitant's 90th birthday.

GUARANTEED ANNUITIZATION VALUE
    On and before the contract anniversary following the older annuitant's 85th birthday, the guaranteed annuitization value shall be equal to the lesser of (i) the sum of (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:

    A= the contract value on the rider date accumulated at an effective annual rate (as determined below in the provision entitled "Effective Annual Rate") starting on the rider date and ending on the date the guaranteed annuitization value is calculated.

    B= the sum of premium payments made after rider date minus any taxes paid, accumulated at an effective annual rate starting on the date each premium payment is applied to the contract and ending on the date the guaranteed annuitization value is calculated.

    C= the sum of the guaranteed annuitization value reductions, accumulated at an effective annual rate starting on the date each withdrawal occurs and ending on the date the guaranteed annuitization value is calculated.

    D=   any tax that may be due.

    After the contract anniversary following the older annuitant's 85th birthday, the guaranteed annuitization value shall equal the lesser of (i) (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:

    A= the guaranteed annuitization value on the contract anniversary following the older annuitant's 85th birthday.

    B= the sum of premium payments made after the contract anniversary following the older annuitant's 85th birthday.

    C= the sum of the guaranteed annuitization value reductions determined for withdrawals occurring after the contract anniversary following the older annuitant's 85th birthday.

    D=   any tax that may be due.

GUARANTEED ANNUITIZATION VALUE REDUCTION
    A guaranteed annuitization value reduction is an amount determined for each withdrawal that occurs on or after the rider date. The reduction is equal to the guaranteed annuitization value immediately prior to a withdrawal, multiplied by the percentage reduction in contract value as a result of the withdrawal.

EFFECTIVE ANNUAL RATE
    On the rider date, we will set the effective annual rate of accumulation to 5%. After the first contract year, this rate may be adjusted based on the value of the Guaranteed Interest Account (GIA) in relation to the total contract value as described below:

    After the first contract year, we will reset the effective annual rate to 0% if the value of the GIA is greater than 40% of the total contract value on any of the following dates:

1. each date we process a premium payment.
2. each date we process a transfer.
3. each date we process a withdrawal.

    Subsequently, we will raise the effective annual rate to 5% if the current effective annual rate is equal to 0% and the value of the GIA is less than or equal to 40% of the total contract value on any of the following dates:

1. each date we process a premium payment.
2. each date we process a transfer.
3. each date we process a withdrawal.
4. each contract anniversary.

RIDER FEE

    For contracts issued before September 8, 2003, the fee for this rider is equal to 0.40% multiplied by the guaranteed annuitization value on the date the rider fee is deducted. For contracts issued on or after September 8, 2003, and subject to state insurance department approval, the fee for this rider is equal to 0.60% multiplied by the guaranteed annuitization value on the date the rider fee is deducted. We will deduct the rider fee on each contract anniversary that this rider is in effect and upon full surrender of the contract. The rider fee will be deducted from the total contract value with each subaccount and GIA if available bearing a pro rata share of such fee based on the proportionate contract value of each subaccount and GIA. We will waive the rider fee if the contract value on any contract anniversary is greater than twice the guaranteed annuitization value.

TERMINATION OF THIS RIDER

    You may not terminate this rider by request. This rider will terminate on the first of any of the following events to occur:


1. the 30th day after the last contract anniversary that occurs after the oldest annuitant's 90th birthday;

2. the termination of the contract to which this rider is attached;

3. the date a death benefit becomes payable under the contract to which this rider is attached;

4. the date annuity payments commence under the contract to which this rider is attached; and

5. the death of the last surviving annuitant or joint annuitant named under this rider.

GMIB ANNUITY PAYMENT OPTIONS
    Under this rider, you may only elect one of the following annuity payment options:

    GMIB OPTION A - LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN: a fixed annuity payable monthly while the annuitant named under this rider is living or, if later, until the end of the specified period certain. The period certain may be specified as 5 or 10 years. The period certain must be specified on the date the benefit is exercised. If the annuitant dies prior to the end of the period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if any annuitant dies after the end of the period certain. This option is not available if the life expectancy of the annuitant is less than the period certain on the date the benefit is exercised.

    GMIB OPTION B - NON-REFUND LIFE ANNUITY: a fixed annuity payable monthly while any annuitant named under this rider is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

    GMIB OPTION D - JOINT AND SURVIVORSHIP LIFE ANNUITY: in addition to other applicable restrictions, a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. No monthly payment, death benefit or refund is payable after the death of the surviving annuitant.


    GMIB OPTION F - JOINT AND SURVIVORSHIP LIFE ANNUITY WITH 10-YEAR PERIOD
CERTAIN: in addition to other applicable restrictions, a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living, or if later, the end of ten years. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. If the surviving annuitant dies prior to the end of the 10-year period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if the surviving annuitant dies after the end of the 10-year period certain. This option is not available if the life expectancy of the older annuitant is less than ten years on the date the benefit is exercised.


--------------------------------------------------------------------------------
                    IMPORTANT INFORMATION REGARDING THE GMIB

    While the GMIB does provide guaranteed minimum fixed annuity payments, it may not be appropriate for all investors and should be understood completely before you elect it.

o The GMIB does not provide contract value or in any way guarantee the investment performance of any investment option available under the contract.

o The minimum monthly fixed annuity payment amount provided by the GMIB may be less than the annuity payment amount under the contract even if the guaranteed annuitization value is greater than the contract value.

o   The GMIB is irrevocable once elected.

o You may not change any annuitant or joint annuitant while the GMIB is in effect.

o The GMIB does not restrict or limit your right to annuitize at other times permitted under the contract, but doing so will terminate the GMIB.

o You should consult with a qualified financial advisor if you are considering the GMIB.

o The GMIB is only available if approved in your state and if we offer it for use with the contract.
--------------------------------------------------------------------------------

SURRENDER OF CONTRACT; PARTIAL WITHDRAWALS
    If the annuitant is living, amounts held under the contract may be withdrawn in whole or in part prior to the maturity date, or after the maturity date under Annuity Payment Options K or L. Prior to the maturity date, you may withdraw up to 10% of the contract value in a contract year, either in a lump sum or by multiple scheduled or unscheduled partial withdrawals, without the imposition of a surrender charge. During the first contract year, the 10% withdrawal without a surrender charge is available only on contracts issued on or after May 1, 1996, and will be determined based on the contract value at the time of the first partial withdrawal. In all subsequent years, the 10% will be based on the previous contract anniversary value. A signed written request for withdrawal must be sent to our Annuity Operations Division. If you have not yet reached age 59 1/2, a 10% penalty tax may apply on taxable income withdrawn. See "Federal Income Taxes." The appropriate number of accumulation units of a subaccount will be redeemed at their value next determined after the receipt by our Annuity Operations Division of a written notice in a form satisfactory to us. Accumulation units redeemed in a partial withdrawal from multiple subaccounts will be redeemed on a pro rata basis unless you designate otherwise. Contract values in the GIA will also be withdrawn on a pro rata basis unless you designate otherwise. The resulting cash payment will be made in a single sum, ordinarily within seven days after receipt of such notice. However, redemption and payment may be delayed under certain circumstances. See "Deferment of Payment." There may be adverse tax consequences to certain surrenders and partial withdrawals. See "Surrenders or Withdrawals Prior to the Contract Maturity Date." Certain restrictions on redemptions are imposed on contracts used in connection with Internal Revenue Code Section 403(b) plans. Although loans are available under

403(b) plans only, certain limitations may apply. See "Qualified Plans--Tax Sheltered Annuities." A deduction for surrender charges may be imposed on partial withdrawals from, and complete surrender of, a contract. See "Surrender Charges." Any surrender charge is imposed on a first-in, first-out basis.

    Any request for a withdrawal from, or complete surrender of, a contract should be mailed to our Annuity Operations Division.

LAPSE OF CONTRACT
    The contract will terminate and lapse without value, if on any valuation date:

o   the contract value is zero; or

o the premium tax reimbursement due on surrender or partial withdrawals is greater than or equal to the contract value (unless any contract value has been applied under one of the variable payment options).

    Phoenix will notify you in writing that the contract has lapsed.

PAYMENT UPON DEATH BEFORE MATURITY DATE

O   WHO RECEIVES PAYMENT
    O   DEATH OF AN OWNER/ANNUITANT
        If the owner/annuitant dies before the contract maturity date, the death benefit will be paid under the contract to the annuitant's beneficiary.

    O   DEATH OF AN ANNUITANT WHO IS NOT THE OWNER
        If the owner and the annuitant are not the same and the annuitant dies prior to the maturity date, the contingent annuitant becomes the annuitant. If there is no contingent annuitant, the death benefit will be paid to the annuitant's beneficiary.

    O   SPOUSAL BENEFICIARY CONTRACT CONTINUANCE
        If the spousal beneficiary continues the contract at the death of the owner/annuitant or owner who is not also the annuitant, the spousal beneficiary becomes the annuitant.

    O   CONTINGENT ANNUITANT CONTRACT CONTINUANCE
        Upon the death of the annuitant who is not the owner provided a contingent annuitant was named prior to the death of the annuitant, the contract will continue with the contingent annuitant becoming the annuitant.

    o   QUALIFIED CONTRACTS
        Under qualified contracts, the death benefit is paid at the death of the participant who is the annuitant under the contract.

        Death benefit payments must satisfy distribution rules. See "Federal Income Taxes--Qualified Plans."

    o   OWNERSHIP OF THE CONTRACT BY A NON-NATURAL PERSON
        If the owner is not an individual, the death of the annuitant is treated as the death of the owner.

o    PAYMENT AMOUNT
    o UPON THE DEATH OF THE ANNUITANT OR OWNER/ANNUITANT WHO HAS NOT YET REACHED AGE 85

        1. Death occurring in the first 6-year period following the contract date--the greater of:

            a. 100% of payments, less any withdrawals; or

            b. the contract value as of the claim date.

        2.  Death occurring in any subsequent 6-year period--the greater of:

            a. the death benefit that would have been payable at the end of the previous 6-year period, plus any payments, less any withdrawals made since that date; or

            b. the contract value as of the claim date.

    o   AFTER THE ANNUITANT'S 85TH BIRTHDAY
        The death benefit (less any deferred premium tax) equals the contract value (no surrender charge is imposed) on the claim date.

    o   DEATH OF AN OWNER WHO IS NOT THE ANNUITANT
        Upon the death of an owner who is not the annuitant, provided that there is no surviving joint owner, the death proceeds will be paid to the owner's beneficiary. The death benefit is equal to the cash surrender value.


    If the death benefit amount to be paid is less than $2,000, it will be paid in a single lump sum (see "Annuity Options"). Depending upon state law, the death benefit payment to the beneficiary may avoid probate and the death benefit may be reduced by any tax due. See "Deductions and Charges--Tax" and "Federal Income Taxes--Distribution at Death."


BIG EDGE CHOICE(R) FOR NEW YORK CONTRACTS
--------------------------------------------------------------------------------
    New York individual contracts issued on or after May 1, 1997, have certain differences from the other individual contracts described in this prospectus. Other than the differences noted in this section, the contracts are the same as other individual contracts. These differences are reflected in the "Summary of Expenses for Big Edge Choice for New York contracts."

SURRENDER CHARGES
    A deduction for surrender charges for these contracts may be taken from proceeds of partial withdrawals or complete surrender of the contract. The amount (if any) of a surrender charge depends on whether your payments are held under the contract for a certain period of time. The surrender charge schedule is shown in the chart below. No surrender charge will be taken after the annuity period has begun, except with respect to unscheduled withdrawals under Options K or L. See "Annuity Payment Options." A surrender charge is not imposed on amounts payable because of the death of the annuitant or owner.

    Up to 10% of the contract value may be withdrawn in a contract year, either in a lump sum or by multiple scheduled or unscheduled amounts, without imposition of a surrender charge. During the first contract year, the 10% withdrawal without a surrender charge will be based on the contract value at the time of the first partial withdrawal. In subsequent years, the 10% will be based on the previous contract anniversary value. The deduction for surrender charges, expressed as a percentage of the amounts redeemed greater than the 10% allowable amount up to a maximum of the total premium is as follows:

---------------------------------------------------------------
Percent                 7%   6%   5%   4%   3%   2%   1%   0%
---------------------------------------------------------------
Age of Payment in       0    1    2    3    4    5    6    7+
Complete Years
---------------------------------------------------------------

    If the annuitant or owner dies before the maturity date, the surrender charge described in the table above will not apply.

DAILY ADMINISTRATIVE FEE
    We also charge each subaccount the daily equivalent of 0.125% annually to cover its variable costs of administration (such as printing and distribution of materials pertaining to contract owner meetings). This fee is not deducted from the GIA, from contracts sold to registered representatives of PEPCO or broker-dealers with whom PEPCO has selling agreements, to officers, directors and employees of Phoenix or its affiliates and their spouses or to employees or agents who retire from Phoenix or its affiliates or PEPCO.

MATURITY DATE
    The maturity date cannot be earlier than five years from the inception of the contract, nor later than the contract anniversary nearest the annuitant's 90th birthday.

OWNERSHIP OF THE CONTRACT
    Joint ownership of the contract is not permitted.

PAYMENT UPON DEATH BEFORE MATURITY DATE

o   WHO RECEIVES PAYMENT
    o   DEATH OF AN OWNER/ANNUITANT
        If the owner/annuitant dies before the contract maturity date, the death benefit will be paid under the contract to the annuitant's beneficiary.

    o   DEATH OF AN ANNUITANT WHO IS NOT THE OWNER
        If the owner and the annuitant are not the same and the annuitant dies prior to the maturity date, the contingent annuitant becomes the annuitant. If there is no contingent annuitant, the death benefit will be paid to the annuitant's beneficiary.

    o   SPOUSAL BENEFICIARY CONTRACT CONTINUANCE
        If the spousal beneficiary continues the contract at the death of the owner/annuitant or owner who is not also the annuitant, the spousal beneficiary becomes the annuitant.

    o   CONTINGENT ANNUITANT CONTRACT CONTINUANCE
        Upon the death of the annuitant who is not the owner provided a contingent annuitant was named prior to the death of the annuitant, the contract will continue with the contingent annuitant becoming the annuitant.

    o   QUALIFIED CONTRACTS
        Under qualified contracts, the death benefit is paid at the death of the participant who is the annuitant under the contract.

        Death benefit payments must satisfy distribution rules. See "Federal Income Taxes--Qualified Plans."

    o   OWNERSHIP OF THE CONTRACT BY A NON-NATURAL PERSON
        If the owner is not an individual, the death of the annuitant is treated as the death of the owner.

O   PAYMENT AMOUNT
    o UPON THE DEATH OF THE ANNUITANT OR OWNER/ANNUITANT WHO HAS NET YET REACHED AGE 85

        1. Death occurring in the first contract year--the greater of:

            a. 100% of payments, less any withdrawals; or

            b. the contract value as of the claim date.

        2. Death occurring in any subsequent contract year--the greater of:

            a. the death benefit that would have been payable at the end of the previous contract year, plus any payments, less any withdrawals made since that date; or

            b. the contract value as of the claim date.

    O   AFTER THE ANNUITANT'S 85TH BIRTHDAY
        The death benefit (less any deferred premium tax) equals the contract value (no surrender charge is imposed) on the claim date.

    O   DEATH OF AN OWNER WHO IS NOT THE ANNUITANT
        Upon the death of an owner who is not the annuitant, provided that there is no surviving joint owner, the death proceeds will be paid to the owner's beneficiary. The death benefit is the greater of:

        1. 100% of payments, less any withdrawals; or

        2. the contract Value as of the claim date.


    If the death benefit amount to be paid is less than $2,000, it will be paid in a single lump sum (see "Annuity Options"). Depending upon state law, the death benefit payment to the beneficiary may avoid probate and the death benefit may be reduced by any tax due. See "Deductions and Charges--Tax" and "Federal Income Taxes--Distribution at Death."


TRANSFERS
    A contract owner may request transfers or allocation changes in writing only. Transfers or allocation changes may not be made by telephone.

GROUP STRATEGIC EDGE(R) CONTRACTS
--------------------------------------------------------------------------------
    Contracts may be purchased by employers (or trusts) to fund tax-qualified pension or profit-sharing plans such as defined contribution and defined benefit plans ("group contracts"). Group contracts may be purchased on an "allocated" or "unallocated" basis. In most respects, group contracts are the same as the contracts purchased on an individual basis described elsewhere in this prospectus; however, there are certain differences as described in this section. We may limit the payments made under a group contract to $1,000,000 and reserve the right to terminate a group contract after 20 years. Under the Dollar Cost Averaging Program, you may transfer approximately equal amounts from the GIA over a period of 18 months or longer. Please note that group contracts cannot participate in the optional Asset Rebalancing Program, Interest Investment Program, Enhanced Dollar Cost Averaging Program, and/or the Guaranteed Minimum Income Benefit Rider.

ALLOCATED GROUP CONTRACTS
    Under an allocated group contract, the contract owner is the trust to whom the contract is issued. However, individual participant accounts are maintained and the contract owner passes on certain rights to the plan participants such as the right to choose subaccounts, and transfer amounts between subaccounts.

    Under an allocated group contract, a minimum initial purchase payment of $25 per participant account is required. Subsequent payments per participant account must be at least $25 and must total at least $300 per contract year. The annual administrative service charge under an allocated group contract is currently $15 per participant account; it is guaranteed not to exceed $30.

    If withdrawals occur within a certain number of years after deposit, a surrender charge will apply. (Please see description in section "Deductions and Charges--Surrender Charges.") Allocated group contracts do not have a 10% free withdrawal privilege. A surrender charge will not be applied if the withdrawal is for one of the following:

o   death of a participant

o   disability

o   demonstration of financial hardship

o separation from service or retirement (participant account has been maintained for a minimum of 5 years or age 55 or older)

o   participant loan

o   purchase of:
    o   annuity contract
    o   retired life certificate
    o   election of life expectancy distribution option

    Under group contracts issued in New York, the surrender charge will not be applied to amounts exceeding the total of payments made under the contract (calculated at their initial value). In addition, if the contract has been in force for at least 20 years and Phoenix terminates the contract, no surrender charge will apply.

    Not more than four transfers may be made from the GIA in any Participant Account Year and only one such transfer may be made in any 3-consecutive month period. The amount of such transfers out of the GIA in any one Participant Account Year may not exceed the greater of $1,000 or 25% of the Participant Account Value in the GIA as of the last day of the prior Participant Account Year.

    Upon the death of a participant, a death benefit will be paid to the contract owner. The contract owner may then distribute the death benefit in accordance with the terms of the plan. If the death occurred during the first six years following the contract date, this payment would be equal to the greater of: (a) the sum of all purchase payments made by the participant less any prior withdrawals or (b) the participant's accumulated value under the contract. If the death occurred during any subsequent six-year period, this payment would equal the greater of: (a) the death benefit that would have been payable at the end of the immediately preceding six-year period, plus any payments made and less any partial withdrawals since such date or (b) the participant's accumulated value under the contract.

    Loans and hardship withdrawals will be available under the Internal Revenue Code of 1986 Section 401(k) plans after January 1, 1996. If the plan permits loans, a partial withdrawal from the participant's contract value may be requested. The partial withdrawal for the loan must be at least $1,000 and the participant's remaining contract value must be at least $2,000. A contingent deferred sales charge will not apply to such a partial withdrawal. A $125 administrative charge per partial withdrawal will apply and this amount may be increased in the future. Loan repayments, including any interest, will be allocated to the participant's subaccounts in the same proportion as new payments. A plan loan partial withdrawal may not be made if a plan loan partial withdrawal is currently outstanding with respect to that Participant.

UNALLOCATED GROUP CONTRACTS
    Under an unallocated group contract, the contract owner is the trust to whom the contract is issued. The contract owner exercises all rights under the contract on behalf of plan participants; no participant accounts are maintained under the contract.

    Under an unallocated group contract, a minimum initial purchase payment of $5,000 is required and subsequent payments also must be at least $5,000. The annual administrative service charge under an unallocated group contract is currently $300; it is guaranteed not to exceed $500.

    If amounts are withdrawn in the early contract years, a surrender charge may apply unless the withdrawal is for the payment of a plan benefit related to the death or disability of a plan participant or the purchase of an individual annuity contract or Life Expectancy Distribution option from Phoenix. A deduction for a surrender charge for an unallocated group contract may be taken from the proceeds of a withdrawal from, or complete surrender of, the contract if the withdrawal is not related to the payment of a plan benefit or the purchase of an annuity as described above and the contract has not been held for a certain period of time (see chart below). However, withdrawals up to 15% of the payments made under a contract in the first contract year and up to 15% of the contract Value as of the previous contract anniversary may be made each year without imposition of a surrender charge for payment of plan benefits related to termination of employment or retirement. The deduction for surrender charges, expressed as a percentage of the amount withdrawn in excess of the 15% allowable amount, is as follows:

-------------------------------------------------------------
Percent              6%    5%    4%    3%    2%   1%    0%
-------------------------------------------------------------
Age of Payment in   0-4    5     6     7     8    9     10+
Complete Years
-------------------------------------------------------------

    Under group contracts issued in New York, the surrender charge will not be applied to amounts exceeding the total of purchase payments made under the contract (calculated at their initial value). In addition, if the contract has been in force for at least 20 years and Phoenix terminates the contract, no surrender charge will apply.

    Upon the death of a participant, a death benefit will be paid to the contract owner. The contract owner may then distribute the death benefit in accordance with the terms of the plan.

THE ANNUITY PERIOD
--------------------------------------------------------------------------------
    The annuity period is that period of time beginning after the end of the accumulation period and during which payments to you are made.

VARIABLE ACCUMULATION ANNUITY CONTRACTS

    Annuity payments will begin on the contract's maturity date if the annuitant is alive and the contract is still in force. Beginning on the maturity date, investment in the Account is continued unless a Fixed Payment Annuity is elected. No surrender charge is taken. Each contract will provide, at the time of its issuance, for a Variable Payment Life Annuity with 10-Year Period Certain unless a different annuity option is elected by you. See "Annuity Payment Options." Under a Variable Payment Life Annuity with 10-Year Period Certain, annuity payments, which may vary in amount based on the performance of the subaccount selected, are made monthly for life and, if the annuitant dies within ten years after the maturity date, the annuitant's beneficiary will be paid the payments remaining in the 10-year period. A different form of annuity may be elected by you prior to the maturity date. Once annuity payments have commenced, the Annuity Option may not be changed.


    If the amount to be applied on the maturity date is less than $2,000, we may pay such amount in one lump sum in lieu of providing an annuity. If the initial monthly annuity payment under an Annuity Payment Option would be less than $20, we may make a single sum payment equal to the total contract value on the date the initial payment would be payable, or make periodic payments quarterly, semiannually or annually in place of monthly payments.

    Each contract specifies a provisional maturity date at the time of its issuance. You may subsequently elect a different maturity date. Generally, the maturity date may not be earlier than the fifth contract anniversary or later than the contract anniversary nearest the annuitant's 95th birthday unless the contract is issued in connection with certain qualified plans. Generally, under qualified plans, the maturity date must be such that distributions begin no later than April 1st of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an IRA.

    The maturity date election must be made by written notice and must be received by our Annuity Operations Division 30 days before the provisional maturity date. If a maturity date, which is different from the provisional maturity date, is not elected by you, the provisional maturity date becomes the maturity date. Particular care should be taken in electing the maturity date of a contract issued under a Tax Sheltered Annuity (TSA), a Keogh Plan or an IRA plan. See "Tax Sheltered Annuities," "Keogh Plans" and "Individual Retirement Accounts."

ANNUITY PAYMENT OPTIONS

    Unless an alternative annuity payment option is elected on or before the maturity date, the amounts held under a contract on the maturity date automatically will be applied to provide a Life Annuity with a Specified Period Certain based on the life of the annuitant under Option A as described below. Any annuity payments falling due after the death of the annuitant during the period certain will be paid to the annuitant's beneficiary. Each annuity payment will be based upon the value of the annuity units credited to the contract. The number of annuity units in each subaccount to be credited is based on the value of the accumulation units in that subaccount and the applicable annuity payment rate. The contract is issued with guaranteed minimum annuity payment rates; however, if the current rate is higher, we'll apply the higher rate. The payment rate differs according to the annuity payment option selected and the age of the annuitant. The annuity payment rate is applied and will determine all payments for the fixed annuity payment options and the first payment for the variable annuity payment options. The value of the annuity units will vary with the investment performance of each subaccount to which annuity units are credited. The initial payment will be calculated based on an assumed investment return of 4 1/2% per year. This rate is a fulcrum return around which variable annuity payments will vary to reflect whether actual investment experience of the subaccount is better or worse than the assumed investment return. The assumed investment return and the calculation of variable income payments for such 10-year period certain variable payment life annuity and for Options J and K described below are described in more detail in the contract and in the SAI.


    Instead of the 10-year period certain variable payment life annuity (see "Option I--Variable Payment Life Annuity with 10-Year Period Certain"), you may, by written request received by our Annuity Operations Division on or before the maturity date of the contract, elect any of the other annuity payment options described below. If the maturity date occurs in the first contract year, only Options I, J, K, L, M or N may be elected.

No surrender charge will be assessed under any annuity payment option, unless unscheduled withdrawals are made under Annuity Options K or L.

    The level of annuity payments payable under the following annuity payment options is based upon the option selected. In addition, factors such as the age at which payments begin, the form of annuity, annuity payment rates, assumed investment rate (for variable payment annuities) and the frequency of payments will effect the level of annuity payments. The assumed investment rate is 4.5% per year. We use this rate to determine the first payment under Variable Payment Annuity Options I, J, K, M and N.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. See "Charges For Mortality and Expense Risks" and "Charges for Administrative Services." Therefore, electing Option K will result in a deduction being made even though we assume no mortality risk under that option.

    The following are descriptions of the annuity payment options available under a contract. These descriptions should allow you to understand the basic differences between the options, however, you should contact VPMO well in advance of the date you wish to elect an option to obtain estimates of payments under each option.

OPTION A--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN
    Provides a monthly income for the life of the annuitant. In the event of death of the annuitant, the annuity income will be paid to the beneficiary until the end of the specified period certain. For example, a 10-year period certain will provide a total of 120 monthly payments. The certain period may be 5, 10 or 20 years.

OPTION B--NON-REFUND LIFE ANNUITY
    Provides a monthly income for the lifetime of the annuitant. No income is payable after the death of the annuitant.

OPTION D--JOINT AND SURVIVOR LIFE ANNUITY
    Provides a monthly income for the lifetimes of both the annuitant and a joint annuitant as long as either is living. In the event of the death of the annuitant or joint annuitant, the annuity income will continue for the life of the survivor. The amount to be paid to the survivor is 100% of the amount of the joint annuity payment, as elected at the time the annuity payment option is chosen. No income is payable after the death of the surviving annuitant.

    Under Option D, the joint annuitant must be named at the time this option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract.

OPTION E--INSTALLMENT REFUND LIFE ANNUITY
    Provides a monthly income for the life of the annuitant. In the event of the annuitant's death, the annuity income will continue to the annuitant's beneficiary until the amount applied to purchase the annuity has been distributed.

OPTION F--JOINT AND SURVIVOR LIFE ANNUITY WITH 10-YEAR PERIOD CERTAIN
    Provides a monthly income for the lifetime of both the annuitant and a joint annuitant as long as either is living. In the event of the death of the annuitant or joint annuitant, the annuity income will continue for the life of the survivor. If the survivor dies prior to the end of the 10-year period, the annuity income will continue to the named beneficiary until the end of the 10-year period certain.

    Under Option F, the joint annuitant must be named at the time this option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract.

OPTION G--PAYMENTS FOR SPECIFIED PERIOD
    Provides equal income installments for a specified period of years whether the annuitant lives or dies. Any specified whole number of years from 5 to 30 years may be elected.

OPTION H--PAYMENTS OF SPECIFIED AMOUNT
    Provides equal installments of a specified amount over a period of at least five years. The specified amount may not be greater than the total annuity amount divided by five annual installment payments. If the annuitant dies prior to the end of the elected period certain, annuity payments will continue to the annuitant's beneficiary until the end of the elected period certain.

OPTION I--VARIABLE PAYMENT LIFE ANNUITY WITH 10-YEAR PERIOD CERTAIN
    Unless another annuity payment option has been elected, this option will automatically apply to any contract proceeds payable on the maturity date. It provides a variable payout monthly annuity for the life of the annuitant. In the event of the death of the annuitant, during the first 10 years after payout commences, the annuity payments are made to the annuitant's beneficiary until the end of that 10-year period. The 10-year period provides a total of 120 monthly payments. Payments will vary as to dollar amount, based on the investment experience of the subaccounts in which proceeds are invested.

OPTION J--JOINT SURVIVOR VARIABLE PAYMENT LIFE ANNUITY WITH 10-YEAR PERIOD
CERTAIN
    Provides a variable payout monthly annuity while the annuitant and the designated joint annuitant are living and continues thereafter during the lifetime of the survivor or, if later, until the end of a 10-year period certain. Payments will vary as to dollar amount, based on the investment experience of the subaccounts in which proceeds are invested. The joint annuitant must be named at the time this option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract. This option is not available for payment of any death benefit under the contract.

OPTION K--VARIABLE PAYMENT ANNUITY FOR A SPECIFIED PERIOD
    Provides variable payout monthly income installments for a specified period of time, whether the annuitant lives or dies. The period certain specified must be in whole numbers of years from 5 to 30. However, the period certain selected by the beneficiary of any death benefit under the contract may not extend beyond the life expectancy of such beneficiary. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value less any applicable contingent deferred surrender charge.

OPTION L--VARIABLE PAYMENT LIFE EXPECTANCY ANNUITY
    Provides a variable payout monthly income payable over the annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the annuitant and joint annuitant. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value less any applicable contingent deferred surrender charge. Upon the death of the annuitant (and joint annuitant, if there is a joint annuitant), the remaining contract value will be paid in a lump sum to the annuitant's beneficiary.

OPTION M--UNIT REFUND VARIABLE PAYMENT LIFE ANNUITY
    Provides variable monthly payments as long as the annuitant lives. If the annuitant dies, the annuitant's beneficiary will receive the value of the remaining annuity units in a lump sum.

OPTION N--VARIABLE PAYMENT NON-REFUND LIFE ANNUITY
    Provides a variable monthly income for the life of the annuitant. No income or payment to a beneficiary is paid after the death of the annuitant.

OTHER OPTIONS AND RATES
    We may offer other annuity payment options at the time a contract reaches its maturity date. In addition, in the event that annuity payment rates for contracts are at that time more favorable than the applicable rates guaranteed under the contract, the then current settlement rates shall be used in determining the amount of any annuity payment under the annuity payment options above.

OTHER CONDITIONS
    Federal income tax requirements currently applicable to most qualified plans provide that the period of years guaranteed under joint and survivorship annuities with specified periods certain (see "Option F" and "Option J" above) cannot be any greater than the joint life expectancies of the payee and his or her spouse.

    Federal income tax requirements also provide that participants in regular or SIMPLE IRAs must begin minimum distributions by April 1 of the year following the year in which they attain age 70 1/2. Minimum distribution requirements do not apply to Roth IRAs. Distributions from qualified plans generally must begin by the later of actual retirement or April 1 of the year following the year participants attain age 70 1/2. Any required minimum distributions must be such that the full amount in the contract will be distributed over a period not greater than the participant's life expectancy, or the combined life expectancy of the participant and his or her spouse or designated beneficiary. Distributions made under this method are generally referred to as Life Expectancy Distributions ("LEDs"). An LED program is available to participants in qualified plans or IRAs. Requests to elect this program must be made in writing.

    Under the LED program, regardless of contract year, amounts up to the required minimum distribution may be withdrawn without a deduction for surrender charges, even if the minimum distribution exceeds the 10% allowable amount. See "Surrender Charges." Any amounts withdrawn that have not been held under a contract for at least six years and are in excess of both the minimum distribution and the 10% free available amount will be subject to any applicable surrender charge.

    If the initial monthly annuity payment under an annuity option would be less than $20, we may make a single sum payment equal to the contract value on the date the initial payment would be payable, in place of all other benefits provided by the contract, or, may make periodic payments quarterly, semiannually or annually in place of monthly payments.

    Currently, transfers between subaccounts are not available for amounts allocated to any of the variable payment annuity options.

PAYMENT UPON DEATH AFTER MATURITY DATE
    If an owner who also is the annuitant dies on or after the maturity date, except as may otherwise be provided under any supplementary contract between the owner and us, we will pay to the owner/annuitant's beneficiary any annuity payments due during any applicable period certain under the annuity option in effect on the annuitant's death. If the annuitant who is not the owner dies on or after the maturity date, we will pay any remaining annuity payments to the annuitant's beneficiary according to the payment option in effect at the time of the annuitant's death. If an owner who is not the annuitant dies on or after the maturity date, we will pay any remaining annuity payments to the owner's beneficiary according to the payment option in effect at the time of the owner's death.

VARIABLE ACCOUNT VALUATION PROCEDURES
--------------------------------------------------------------------------------
VALUATION DATE

    A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading and we are open for business. However, transaction processing may be postponed for the following reasons:

1.  the NYSE is closed or may have closed early;
2.  the SEC has determined that a state of emergency exists; or
3. on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day).

    The NYSE Board of Directors reserves the right to change the NYSE schedule as conditions warrant. On each valuation date, the value of the Separate Account is determined at the close of the NYSE (usually 4:00 p.m. eastern time). The NYSE is scheduled to be closed on the following days:

--------------------------------------------------------
New Year's Day                    Independence Day
--------------------------------------------------------
Martin Luther King, Jr. Day       Labor Day
--------------------------------------------------------
Washington's Birthday             Thanksgiving Day
--------------------------------------------------------
Good Friday                       Christmas Day
--------------------------------------------------------
Memorial Day
--------------------------------------------------------

VALUATION PERIOD

--------------------------------------------------------------------------------
    Valuation period is that period of time from the beginning of the day following a valuation date to the end of the next following valuation date.

ACCUMULATION UNIT VALUE
    The value of one accumulation unit was set at $1.000 on the date assets were first allocated to a subaccount. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date. After the first valuation period, the accumulation unit value reflects the cumulative investment experience of that subaccount.

NET INVESTMENT FACTOR
    The net investment factor for any valuation period is equal to 1.000 plus the applicable net investment rate for such valuation period. A Net Investment Factor may be more or less than 1.000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any valuation period for the funds allocated to each subaccount, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, of the subaccount for such valuation period is computed, (b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes and the deductions at the beginning of the valuation period for mortality and expense risk charges and daily administration fee, and (c) the results of (a) as adjusted by (b) are divided by the aggregate unit values in the subaccount at the beginning of the valuation period.

MISCELLANEOUS PROVISIONS
--------------------------------------------------------------------------------
ASSIGNMENT
    Owners of contracts issued in connection with non-tax qualified plans may assign their interest in the contract without the consent of the beneficiary. A written notice of such assignment must be filed with our Annuity Operations Division before it will be honored.

    A pledge or assignment of a contract is treated as payment received on account of a partial surrender of a contract. See "Surrenders or Withdrawals Prior to the contract Maturity Date."

    In order to qualify for favorable tax treatment, contracts issued in connection with tax qualified plans may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation, or for any other purpose, to any person other than to us.

DEFERMENT OF PAYMENT
    Payment of the contract value in a single sum upon a withdrawal from, or complete surrender of, a contract ordinarily will be made within seven days after receipt of the written request by our Annuity Operations Division. However, we may postpone payment of the value of any accumulation units at times
(a) when the NYSE is closed, other than customary weekend and holiday closings,
(b) when trading on the NYSE is restricted, (c) when an emergency exists as a result of which disposal of securities in the fund is not reasonably practicable or it is not reasonably practicable to determine the contract value or (d) when a governmental body having jurisdiction over us by order permits such suspension. Rules and regulations of the SEC, if any, are applicable and will govern as to whether conditions described in (b), (c) or (d) exist.

FREE LOOK PERIOD
    We may mail the contract to you or we may deliver it to you in person. You may surrender a contract for any reason within 10 days after you receive it and receive in cash the adjusted value of your initial payment. (A longer Free Look Period may be required by your state.) You may receive more or less than the initial payment depending on investment experience within the subaccounts during the Free Look Period. If a portion or all of your initial payment has been allocated to the GIA, we also will refund any earned interest. If applicable state law requires, we will return the full amount of any payments we received.

    During periods of extreme market volatility, we reserve the right to make the Temporary Money Market Allocation Amendment available. We will generally allocate the premium payment, less applicable charges, according to your instructions when we receive your completed application. We may issue some contracts with a Temporary Money Market Allocation Amendment. Under this amendment we allocate the net premium payment and the net of other premium payments paid during your Free Look Period to the Phoenix-Goodwin Money Market subaccount. When your Free Look Period expires we allocate the contract value among the subaccounts and/or the GIA according to your instructions. We may use the Temporary Money Market Allocation Amendment depending on the state of issue and under certain other circumstances.

AMENDMENTS TO CONTRACTS
    Contracts may be amended to conform to changes in applicable law or interpretations of applicable law, or to accommodate design changes. Changes in the contract may need to be approved by contract owners and state insurance departments. A change in the contract which necessitates a corresponding change in the prospectus or the SAI must be filed with the SEC.

SUBSTITUTION OF FUND SHARES
    Although we believe it to be highly unlikely, it is possible that in the judgment of our management, one or more of the series of the funds may become unsuitable for investment by contract owners because of a change in investment policy, or a change in the income tax laws, or because the shares are no longer available for investment. In that event, we may seek to substitute the shares of another series or the shares of an entirely different fund. Before this can be done, the approval of the SEC, and possibly one or more state insurance departments, will be required.

OWNERSHIP OF THE CONTRACT
    Ordinarily, the purchaser of a contract is both the owner and the annuitant and is entitled to exercise all the rights under the contract. However, the owner may be an individual or entity other than the annuitant. Spouses may own a contract as joint owners. Transfer of the ownership of a contract may involve federal income tax consequences, and a qualified adviser should be consulted before any such transfer is attempted.

FEDERAL INCOME TAXES
--------------------------------------------------------------------------------
INTRODUCTION

    The contracts are designed for use with retirement plans which may or may not be tax-qualified plans ("qualified plans") under the provisions of the Internal Revenue Code of 1986, (the "Code"). The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments and on the economic benefits of the contract owner, annuitant or beneficiary depends on our income tax status, on the type of retirement plan for which the contract is purchased, and upon the income tax and employment status of the individual concerned.

    The following discussion is general in nature and is not intended as tax advice. The income tax rules are complicated and this discussion is intended only to make you aware of the issues. Each person concerned should consult a professional tax advisor. No attempt is made to consider any estate or inheritance taxes or any applicable state, local or other tax laws. Moreover, the discussion is based upon our understanding of the federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the federal income tax laws or the current interpretations by the Internal Revenue Service (the "IRS"). We do not guarantee the tax status of the contracts or any transactions involving the contracts. Purchasers bear the complete risk that the contracts may not be treated as "annuity contracts" under federal income tax laws. For a discussion of federal income taxes as they relate to the funds, please see the fund prospectuses.


INCOME TAX STATUS

    We are taxed as a life insurance company under Part 1 of Subchapter L of the Code. Since the Separate Account is not a separate entity from Phoenix and its operations form a part of Phoenix, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the contract value. Under existing federal income tax law, the Separate Account's investment income, including realized net capital gains, is not taxed to us. We reserve the right to make a deduction for taxes should they be imposed on us with respect to such items in the future.

TAXATION OF ANNUITIES IN GENERAL--NONQUALIFIED PLANS
    Section 72 of the Code governs taxation of annuities. In general, a contract owner is not taxed on increases in value of the units held under a contract until some form of distribution is made. However, in certain cases the increase in value may be subject to tax currently. In the case of contracts not owned by natural persons, see "Contracts Owned by Non-Natural Persons." In the case of contracts not meeting the diversification requirements, see "Diversification Standards."

    As the owner of the contract, you may elect one of the available death benefit guarantees under the contract. One or more of the options available may, in some cases, exceed the greater of the sum of premium payments or the contract value. The IRS may take the position with respect to these death benefit guarantees that they are not part of the annuity contract. In such a case, the charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchase payments for the contract would not be deductible. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit guarantee under this contract or any amendments, benefits or endorsements to the contract.

SURRENDERS OR WITHDRAWALS PRIOR TO THE CONTRACT MATURITY DATE
    Code Section 72 provides that a withdrawal or surrender of the contract prior to the contract maturity date will be treated as taxable income to the extent the amounts held under the contract exceed the "investment in the contract." The "investment in the contract" is that portion, if any, of purchase payments by or on behalf of an individual under a contract that have not been excluded from the individual's gross income. The taxable portion is taxed as ordinary income in an amount equal to the value of the amount received in excess of the "investment in the contract" on account of a withdrawal or surrender of a contract. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a withdrawal from a contract.

SURRENDERS OR WITHDRAWALS ON OR AFTER THE CONTRACT MATURITY DATE
    Upon receipt of a lump sum payment under the contract, the recipient is taxed on the portion of the payment that exceeds the investment in the contract. Ordinarily, such taxable portion is taxed as ordinary income.

    For fixed annuity payments, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the contract bears to the total expected amount of annuity payments for the term of the contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable annuity payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income. Once the excludable portion of annuity payments equals the investment in the contract, the balance of the annuity payments will be fully taxable. For certain types of qualified plans, there may be no investment in the contract resulting in the full amount of the payments being taxable. A simplified method of determining the exclusion ratio is effective with respect to qualified plan annuities started after November 18, 1996.


    Withholding of federal income taxes on all distributions may be required unless the recipient elects not to have any amounts withheld and properly notifies our Annuity Operations Division of that election.


PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS
    Amounts surrendered, withdrawn or distributed before the taxpayer reaches age 59 1/2 are subject to a penalty tax equal to ten percent (10%) of the portion of such amount that is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the contract owner (or where the contract owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans (such distributions may, however, be subject to a similar penalty under Code Section 72(t) relating to distributions from qualified retirement plans and to a special penalty of 25% applicable specifically to SIMPLE IRAs or other special penalties applicable to Roth IRAs);
(v) allocable to investment in the contract before August 14, 1982; (vi) under a qualified funding asset (as defined in Code Section 130(d)); (vii) under an immediate annuity contract (as defined in Code Section 72(u)(4)); or (viii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.


    If the penalty tax does not apply to a withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year when the modification occurs will be increased by an amount (determined by the Treasury regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, but only if the modification takes place: (a) within 5 years from the date of the first payment, or (b) before the taxpayer reaches age 59 1/2.


    Separate tax withdrawal penalties apply to qualified plans. See "Penalty Tax on Surrenders and Withdrawals from Qualified Contracts."


ADDITIONAL CONSIDERATIONS


DISTRIBUTION-AT-DEATH RULES
    In order to be treated as an annuity contract for federal income tax purposes, a contract must provide the following two distribution rules: (a) if the contract owner dies on or after the contract maturity date, and before the entire interest in the contract has been distributed, the remainder of the contract owner's interest will be distributed at least as quickly as the method in effect on the contract owner's death; and (b) if a contract owner dies before the contract maturity date, the contract owner's entire interest generally must be distributed within five (5) years after the date of death, or if payable to a designated beneficiary, may be annuitized over the life or life expectancy of that beneficiary and payments must begin within one (1) year after the contract owner's date of death. If the beneficiary is the spouse of the contract owner, the contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as contract owner. Similar distribution requirements apply to annuity contracts under qualified plans (other than Code Section 457 Plans). However, a number of restrictions, limitations and special rules apply to qualified plans and contract owners should consult with their tax advisor.

    If the primary annuitant, which is not the contract owner, dies before the maturity date, the owner will become the annuitant unless the owner appoints another annuitant. If the contract owner is not an individual, the death of the primary annuitant is treated as the death of the contract owner. In addition, when the contract owner is not an individual, however, a change in the primary annuitant is treated as the death of the contract owner. Finally, in the case of non-spousal joint contract owners, distribution will be required at the earliest death of any of the contract owners.

    If the contract owner or a joint contract owner dies on or after the maturity date, the remaining payments, if any, under the Annuity Payment Option selected will be made at least as rapidly as under the method of distribution in effect at the time of death.

    Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.


TRANSFER OF ANNUITY CONTRACTS

    Transfers of nonqualified contracts prior to the maturity date for less than full and adequate consideration to the contract owner at the time of such transfer, will trigger tax on the gain in the contract, with the transferee getting a step-up in basis for the amount included in the contract owner's income. This provision does not apply to transfers between spouses and incident to a divorce.

CONTRACTS OWNED BY NON-NATURAL PERSONS

    If a non-natural person (for example, a corporation) holds the contract, the income on that contract (generally the increase in the net surrender value less the premium payments paid) is includable in income each year. The rule does not apply where the non-natural person is the nominal owner of a contract and the beneficial owner is a natural person. The rule also does not apply where the annuity contract is acquired by the estate of a decedent, where the contract is held under a qualified plan, a TSA program or an IRA, where the contract is a qualified funding asset for structured settlements, or where the contract is purchased on behalf of an employee upon termination of a qualified plan.


SECTION 1035 EXCHANGES

    Code Section 1035 provides, in general, that no gain or loss shall be recognized on the exchange of one annuity contract for another. A replacement contract obtained in a tax-free exchange of contracts generally succeeds to the status of the surrendered contract. If the surrendered contract was issued prior to August 14, 1982, the tax rules that formerly provided that the surrender was taxable only to the extent the amount received exceeds the contract owner's investment in the contract will continue to apply. In contrast, contracts issued on or after January 19, 1985 are, in a Code Section 1035 exchange, treated as new contracts for purposes of the distribution-at-death rules. Special rules and procedures apply to Code Section 1035 transactions. Prospective contract owners wishing to take advantage of Code Section 1035 should consult their tax advisors.

MULTIPLE CONTRACTS
    Code Section 72(e)(11)(A)(ii) provides that for contracts entered into after October 21, 1988, for purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all nonqualified annuity contracts issued by the same insurer (or affiliate) to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract maturity date, such as a withdrawal, dividend or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

    The U.S. Treasury Department has specific authority to issue regulations that prevent the avoidance of Code Section 72(e) through the serial purchase of annuity contracts or otherwise. In addition, there may be situations where the Treasury may conclude that it would be appropriate to aggregate two or more contracts purchased by the same contract owner. Accordingly, a contract owner should consult a competent tax advisor before purchasing more than one contract or other annuity contracts.

OWNER CONTROL
    For variable annuity contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts. You can allocate account values from one fund of the separate account to another but you cannot direct the investments each fund makes. If you have too much "investor control" of the assets supporting the separate account funds, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.

    In 2003, the Internal Revenue Service (IRS) in Revenue Ruling 2003-91, issued formal guidance that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.

    The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract, or agreement between the contract owner and Phoenix regarding the availability of a particular investment option and, other than the contract owner's right to allocate premium payments and transfer funds among the available subaccounts, all investment decisions concerning the subaccounts will be made by us or an advisor in its sole and absolute discretion.

    At this time, it cannot be determined whether additional guidance will be provided by the U.S. Treasury on this issue and what standards may be contained in such guidance. Should the U.S. Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under section 72 of the Internal Revenue Code, Phoenix reserves the right to modify the contract to the extent required to maintain favorable tax treatment.

DIVERSIFICATION STANDARDS

DIVERSIFICATION REGULATIONS
    To comply with the diversification regulations under Code Section 817(h) ("Diversification Regulations"), after a start-up period, each series of the funds will be required to diversify its investments. The Diversification Regulations generally require that, on the last day of each calendar quarter, the series' assets be invested in no more than:

o    55% in any 1 investment
o    70% in any 2 investments
o    80% in any 3 investments
o    90% in any 4 investments

    A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Separate Account, and each series of the funds are tested for compliance with the percentage limitations. All securities of the same issuer are treated as a single investment. As a result of the 1988 Act, each government agency or instrumentality will be treated as a separate issuer for purposes of these limitations.

    The Treasury Department has indicated that the Diversification Regulations do not provide guidance regarding the circumstances in which contract owner control of the investments of the Separate Account will cause the contract owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the contract. At this time, it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance. The amount of contract owner control which may be exercised under the contract is different in some respects from the situations addressed in published rulings issued by the IRS in which it was held that the contract owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the contract owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the contract owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the contract owner with respect to earnings allocable to the contract prior to receipt of payments under the contract.

    In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling generally will be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the contract owner being determined retroactively to be the owner of the assets of the Separate Account.


    Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

    We represent that we intend to comply with the Diversification Regulations to assure that the contracts continue to be treated as annuity contracts for federal income tax purposes.

DIVERSIFICATION REGULATIONS AND QUALIFIED PLANS

    Code Section 817(h) applies to a variable annuity contract other than a pension plan contract. The Diversification Regulations reiterate that the diversification requirements do not apply to a pension plan contract. All of the qualified plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified plan contracts from application of the diversification rules, all investments of the Phoenix Qualified Plan Contracts (i.e., the funds) will be structured to comply with the diversification standards because the funds serve as the investment vehicle for nonqualified contracts as well as qualified plan contracts.

    Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

TAXATION OF ANNUITIES IN GENERAL--QUALIFIED PLANS
    The contracts may be used with several types of qualified plans. TSAs, Keoghs, IRAs, Corporate Pension and Profit-sharing Plans and State Deferred Compensation Plans will be treated, for purposes of this discussion, as qualified plans. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made here to provide more than general information about the use of the contracts with the various types of qualified plans. Phoenix reserves the right at any time to discontinue the availability of this contract for use with qualified plans. Participants under such qualified plans as well as contract owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such qualified plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the contract issued in connection therewith. For example, Phoenix will accept beneficiary designations and payment instructions under the terms of the contract without regard to any spousal consent that may be required under the Retirement Equity Act (REA). Consequently, a contract owner's beneficiary designation or elected annuity payment option may not be enforceable.

    As the owner of the contract, you may elect one of the available death benefit guarantees under the contract. We are of the opinion that the death benefit guarantees available under the contract are part of the annuity contract. One or more of the death benefit guarantees available may exceed the greater of the sum of premium payments or the contract value. The contract and its amendments, benefits or endorsements (together referred to herein as the "contract") have not been reviewed by the IRS for qualification as an IRA or any other qualified plan. Moreover, the IRS has not addressed in a ruling of general applicability whether a death benefit option such as the those available under the contract complies with the qualification requirements for an IRA or any other qualified plan. There is a risk that the IRS would take the position that one or more of the death benefit guarantees are not part of the annuity contract. In such a case, charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchases for the contract would not be deductible. While we regard the death benefit guarantees available for your election under the contract as a permissible benefit under an IRA, the IRS may take a contrary position regarding tax qualification resulting in deemed distributions and penalty taxes. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit option under this contract for an IRA or other qualified plan.

    Certain death benefit guarantees may be purchased under your contract. IRA's and other qualified contracts generally may not invest in life insurance contracts. If you own an IRA or other qualified contract and purchase these death benefit guarantees, the IRS may consider these benefits "incidental death benefits." The IRC imposes limits on the amount of the incidental death benefits allowable for qualified contracts. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the IRA or qualified contract. Furthermore, the IRC provides that the assets of an IRA (including a traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not be invested in life insurance, but may provide, in the case of death during the accumulation phase, for a death benefit payment equal to the greater of sum of premium payments (less withdrawals) or contract value. This contract offers death benefits, which may exceed the greater of sum of premium payments (less withdrawals) or contract value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) or other qualified contract. That determination could result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.

    Under certain circumstances, the proceeds of a surrender of a contract may qualify for "lump sum distribution" treatment under qualified plans. See your tax advisor if you think you may qualify for "lump sum distribution" treatment. The 5-year averaging rule for lump sum distribution has been repealed for tax years beginning after 1999.

    Effective January 1, 1993, Section 3405 of the Internal Revenue Code was amended to change the roll-over rules applicable to the taxable portions of distributions from qualified pension and profit-sharing plans and Section 403(b) TSA arrangements. Taxable distributions eligible to be rolled over generally will be subject to 20 percent income tax withholding. Mandatory withholding can be avoided only if the employee arranges for a direct rollover to another qualified pension or profit-sharing plan or to an IRA.

    The new mandatory withholding rules apply to all taxable distributions from qualified plans or TSAs (not including IRAs), except (a) distributions required under the Code, (b) substantially equal distributions made over the life (or life expectancy) of the employee, or for a term certain of 10 years or more and
(c) the portion of distributions not includable in gross income (i.e., return of after-tax contributions).

    On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE VS. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The contracts sold by Phoenix in connection with certain qualified plans will utilize annuity tables that do not differentiate on the basis of sex. Such annuity tables also will be available for use in connection with certain nonqualified deferred compensation plans.

    Numerous changes have been made to the income tax rules governing qualified plans as a result of legislation enacted during the past several years, including rules with respect to: coverage, participation, maximum contributions, required distributions, penalty taxes on early or insufficient distributions and income tax withholding on distributions. The following are general descriptions of the various types of qualified plans and of the use of the contracts in connection therewith.

TAX SHELTERED ANNUITIES ("TSAs")
    Code Section 403(b) permits public school systems and certain types of charitable, educational and scientific organizations, generally specified in Code Section 501(c)(3), to purchase annuity contracts on behalf of their employees and, subject to certain limitations, allows employees of those organizations to exclude the amount of payments from gross income for federal income tax purposes. These annuity contracts are commonly referred to as TSAs.

    For taxable years beginning after December 31, 1988, Code Section 403(b)(11) imposes certain restrictions on a contract owner's ability to make withdrawals from, or surrenders of, Code Section 403(b) Contracts, if the cash withdrawn is attributable to payments made under a salary reduction agreement. Specifically, Code Section 403(b)(11) allows a contract owner to make a surrender or withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies or becomes disabled (as defined in the Code), or (b) in the case of hardship. In the case of hardship, the distribution amount cannot include any income earned under the contract.

    The 1988 Act amended the effective date of Code Section 403(b)(11), so that it applies only with respect to distributions from Code Section 403(b) Contracts which are attributable to assets other than assets held as of the close of the last year beginning before January 1, 1989. Thus, the distribution restrictions do not apply to assets held as of December 31, 1988.

    In addition, in order for certain types of contributions under a Code
Section 403(b) Contract to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. Contract owners should consult their employers to determine whether the employer has complied with these rules. Contract owner loans are not allowed under the contracts.

    Effective May 4, 1998, loans may be made available under Internal Revenue Code Section 403(b) tax-sheltered annuity programs. A loan from a participant's contract value may be requested only if we make loans available with the contract and if the employer permits loans under their tax-sheltered annuity program. The loan must be at least $1,000 and the maximum loan amount is the greater of: (a) 90% of the first $10,000 of contract value minus any withdrawal charge; and (b) 50% of the contract value minus any withdrawal charge. The maximum loan amount is $50,000. If loans are outstanding from any other tax-qualified plan, then the maximum loan amount of the contract may be reduced from the amount stated above in order to comply with the maximum loan amount requirements under Section 72(p) of the Internal Revenue Code. Amounts borrowed from the GIA are subject to the same limitations as applies to transfers from the GIA; thus no more than the greatest of $1000 and 25% of the contract value in the GIA may be borrowed at any one time.

    Loan repayments will first pay any accrued loan interest. The balance will be applied to reduce the outstanding loan balance and will also reduce the amount of the Loan Security Account by the same amount that the outstanding loan balance is reduced. The Loan Security Account is part of the general account and is the sole security for Tax-sheltered Annuity loans (as described in IRC
Section 403(b)) loans. It is increased with all loan amounts taken and reduced by all repayments of loan principal. The balance of loan repayments, after payment of accrued loan interest, will be credited to the subaccounts of the Separate Account or the GIA in accordance with the participant's most recent premium payments allocation on file with us.

    If we do not receive a loan repayment before 90 days after the payment was due, then the entire loan balance plus accrued interest will be in default. In the case of default, the outstanding loan balance plus accrued interest will be deemed a distribution for income tax purposes, and will be reported as such to the extent required by law. At the time of such deemed distribution, interest will continue to accrue until such time as an actual distribution occurs under the contract.

KEOGH PLANS
    The Self-Employed Individual Tax Retirement Act of 1962, as amended permits self-employed individuals to establish "Keoghs" or qualified plans for themselves and their employees. The tax consequences to participants under such a plan depend upon the terms of the plan. In addition, such plans are limited by law with respect to the maximum permissible contributions, distribution dates, nonforfeitability of interests, and tax rates applicable to distributions. In order to establish such a plan, a plan document must be adopted and implemented by the employer, as well as approved by the IRS.

INDIVIDUAL RETIREMENT ANNUITIES

    Code Sections 408 and 408A permit eligible individuals to contribute to an individual retirement program known as an "IRA." These IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed on a tax-deferred basis into an IRA. Effective January 1, 1997, employers may establish a new type of IRA called SIMPLE (Savings Incentive Match Plan for Employees). Special rules apply to participants' contributions to and withdrawals from SIMPLE IRAs. Also effective January 1, 1997, salary reduction IRAs (SARSEP) no longer may be established. Effective January 1, 1998, individuals may establish Roth IRAs. Special rules also apply to contributions to and withdrawals from Roth IRAs.

CORPORATE PENSION AND PROFIT-SHARING PLANS
    Code Section 401(a) permits corporate employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of contracts to provide benefits thereunder.

    These retirement plans may permit the purchase of the contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Participant loans are not allowed under the contracts purchased in connection with these Plans. Purchasers of contracts for use with Corporate Pension or Profit-sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

DEFERRED COMPENSATION PLANS WITH RESPECT TO SERVICE FOR STATE AND LOCAL GOVERNMENTS AND TAX EXEMPT ORGANIZATIONS

    Code Section 457 provides for certain deferred compensation plans with respect to service for state and local governments and certain other entities. The contracts may be used in connection with these plans; however, under these plans if issued to tax exempt organizations, the contract owner is the plan sponsor, and the individual participants in the plans are the annuitants. Under such contracts, the rights of individual plan participants are governed solely by their agreements with the plan sponsor and not by the terms of the contracts. Effective in 1997 for new state and local government plans, such plans must be funded through a tax-exempt annuity contract held for the exclusive benefit of plan participants.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS FROM QUALIFIED PLANS
    In the case of a withdrawal under a qualified plan, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a qualified plan. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including contracts issued and qualified under Code Sections 401 (Keogh and Corporate Pension and Profit-sharing Plans), Tax-Sheltered Annuities and Individual Retirement Annuities other than Roth IRAs. The penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years of the contract owner's participation in the SIMPLE IRA. To the extent amounts are not includable in gross income because they have been properly rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the contract owner or annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the contract owner or annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the contract owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such contract owner or annuitant (as applicable) and his or her designated beneficiary; (d) distributions to a contract owner or annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the contract owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the contract owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the contract owner and his or her spouse and dependents if the contract owner has received unemployment compensation for at least 12 weeks; and (h) distributions from IRAs for first-time home purchase expenses (maximum $10,000) or certain qualified educational expenses of the contract owner, spouse, children or grandchildren of the contract owner. This exception will no longer apply after the contract owner has been reemployed for at least 60 days. The exceptions stated in items (d) and (f) above do not apply in the case of an IRA. The exception stated in item (c) applies to an IRA without the requirement that there be a separation from service.

    Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a regular or SIMPLE IRA and the required distribution rules do not apply to Roth IRAs. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.


SEEK TAX ADVICE

    The above description of federal income tax consequences of the different types of qualified plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of qualified plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective contract owner considering adoption of a qualified plan and purchase of a contract in connection therewith should first consult a qualified tax advisor, with regard to the suitability of the contract as an investment vehicle for the qualified plan.


SALES OF VARIABLE ACCUMULATION CONTRACTS
--------------------------------------------------------------------------------

    Contracts may be purchased from registered representatives of WS Griffith Securities, Inc. (formerly known as W.S. Griffith & Co., Inc.) ("WSG"), a New York corporation incorporated on August 7, 1970, located at One American Row, Hartford, CT 06102. WSG is licensed to sell Phoenix insurance policies as well as policies, annuity contracts and funds of companies affiliated with Phoenix. WSG is an indirect, wholly owned subsidiary of The Phoenix Companies, Inc., and is an affiliate of Phoenix. WSG is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 ("1934 Act") and is a member of the National Association of Securities Dealers, Inc. Phoenix Equity Planning Corporation ("PEPCO") serves as national distributor of the contracts. PEPCO is located at 56 Prospect Street, Hartford, Connecticut. PEPCO is also an indirect, wholly-owned subsidiary of The Phoenix Companies and is an affiliate of Phoenix.


    Contracts may also be purchased through other broker-dealers or entities registered under or exempt under the Securities Exchange Act of 1934, whose representatives are authorized by applicable law to sell contracts under terms of agreement provided by PEPCO.

    In addition to reimbursing PEPCO for its expenses, we pay PEPCO an amount equal to up to 7.25% of the payments made under the contract. PEPCO pays any qualified distribution organization an amount which may not exceed 7.25% of the payments under the contract. Any such amount paid with respect to contracts sold through other broker-dealers will be paid by us to or through PEPCO. The amounts paid are not deducted from the payments. Deductions for surrender charges (as described under "Surrender Charges") may be used as reimbursement for commission payments.


SERVICING AGENT
--------------------------------------------------------------------------------
    The Phoenix Edge Series Fund reimburses Phoenix Life Insurance Company for various shareholder services provided by the Variable Product Operations area. The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The rate of reimbursement for 2004 is 0.08% of the fund's average daily net assets. The total administrative service fees paid by the fund for the last three fiscal years follows:

----------------------------------------------------------
     YEAR ENDED DECEMBER 31,             FEE PAID
----------------------------------------------------------
             2001                          N/A
----------------------------------------------------------
             2002                          N/A
----------------------------------------------------------
             2003                     $1.8 Million
----------------------------------------------------------


STATE REGULATION
--------------------------------------------------------------------------------
    Phoenix is subject to the provisions of New York insurance laws applicable to life insurance companies and to regulation and supervision by the New York Superintendent of Insurance. Phoenix also is subject to the applicable insurance laws of all the other states and jurisdictions in which it does an insurance business.

    State regulation of Phoenix includes certain limitations on the investments which may be made for its General Account and separate accounts, including the Account. It does not include, however, any supervision over the investment policies of the Account.

REPORTS
--------------------------------------------------------------------------------
    Reports showing the contract value and containing the financial statements of the Account will be furnished to you at least annually.

VOTING RIGHTS
--------------------------------------------------------------------------------
    As stated above, all of the assets held in an available subaccount will be invested in shares of a corresponding Series of the funds. Phoenix is the legal owner of those shares and, as such, has the right to vote to elect the Board of Trustees of the funds, to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholders' meeting. However, we intend to vote the shares of the funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from owners of the contracts.

    We currently intend to vote fund shares attributable to any of our assets and fund shares held in each subaccount for which no timely instructions from owners are received in the same proportion as those shares in that subaccount for which instructions are received. In the future, to the extent applicable federal securities laws or regulations permit us to vote some or all shares of the fund in its own right, we may elect to do so.

    Matters on which owners may give voting instructions include the following:
(1) election of the Board of Trustees of a fund; (2) ratification of the independent accountant for a fund; (3) approval or amendment of the investment advisory agreement for the Series of the fund corresponding to the owner's selected subaccount(s); (4) any change in the fundamental investment policies or restrictions of each such Series; and (5) any other matter requiring a vote of the Shareholders of a fund. With respect to amendment of any investment advisory agreement or any change in a Series' fundamental investment policy, owners participating in such Series will vote separately on the matter.

    The number of votes that you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized. The number of votes for which you may give us instructions will be determined as of the record date for fund shareholders chosen by the Board of Trustees of a fund. We will furnish you with the proper forms and proxies to enable you to give your instructions.


TEXAS OPTIONAL RETIREMENT PROGRAM

--------------------------------------------------------------------------------
    Participants in the Texas Optional Retirement Program may not receive the proceeds of a withdrawal from, or complete surrender of, a contract, or apply them to provide annuity options prior to retirement except in the case of termination of employment in the Texas public institutions of higher education, death or total disability. Such proceeds, however, may be used to fund another eligible retirement vehicle.

LEGAL MATTERS
--------------------------------------------------------------------------------

    Matthew A. Swendiman, Counsel, Joseph P. DeCresce, Counsel, and Brian A. Giantonio, Vice President, Tax and ERISA Counsel, The Phoenix Companies, Inc., have provided advice on certain matters relating to the federal securities, state regulations and income tax laws in connection with the contracts described in this prospectus.

SAI TABLE OF CONTENTS

--------------------------------------------------------------------------------
    The SAI contains more specific information and financial statements relating to the Account and Phoenix. The Table of Contents of the SAI is set forth below:


o   Phoenix Life Insurance Company
o   Underwriter
o   Disruptive Trading and Market Timing
o   Performance History
o   Calculation of Yield and Return
o   Calculation of Annuity Payments
o   Experts
o   Separate Account Financial Statements
o   Company Financial Statements


    Contract owner inquiries and requests for an SAI should be directed, in writing, to our Annuity Operations Division, or by calling us at 800/541-0171.

APPENDIX A - INVESTMENT OPTIONS
--------------------------------------------------------------------------------

INVESTMENT TYPE


------------------------------------------------------------------------------------------------------------------------------------
                                                                           Investment Type
                                              --------------------------------------------------------------------------------------
                                                  Aggressive                                   Growth &
             Series                                 Growth        Conservative       Growth     Income       Income      Specialty
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                                                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity                                                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities                                                                                |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth                                                        |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth               |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income                                                                      |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond                                                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends                                                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value                                                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select                                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value                                                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap                                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture                                                                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value                                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value                                                      |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock                                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust                                                                      |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value                                                                                |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30                                                                |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)                                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income                                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation                                                            |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity                                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value                                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value                                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value                                                        |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme                                                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth                                         |X|
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II                                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R)Portfolio                                                             |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                                                      |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R)Equity Index Fund                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                                      |X|
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                                                                        |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                                          |X|
------------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                                               Advisors
                                            -------------------------------------------------------------------------------------
                                                                      Duff
                                             Phoenix     Phoenix    & Phelps                 Fred        Deutsche      Federated
                                            Investment   Variable   Investment    AIM        Alger        Asset        Investment
                                             Counsel,    Advisors,  Management  Advisors,  Management,  Management,    Management
                 Series                        Inc.        Inc.        Co.        Inc.        Inc.         Inc.         Company
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                 |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity                                  |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced
Index                                                       |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein                                  |X|
Growth + Value
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate                                        |X|
Securities
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth                |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap               |X|
Growth
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market                   |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed             |X|
Income
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short             |X|
Term Bond
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends                 |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality                |X|
Value
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International                                |X|
Equity Select
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value                              |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap                               |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture                          |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value                         |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value                           |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock                          |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust                                 |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value                                           |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30                                     |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)                        |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income             |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation          |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity                  |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global                            |X|
Value
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap                           |X|
Value
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap                         |X|
Value
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                  |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme                 |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap                     |X|
Growth
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                                 |X|
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                                       |X|
---------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                                     |X|
---------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
Securities II                                                                                                             |X|
---------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                                                                        |X|
---------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio
---------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio
---------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund
---------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund
---------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund
---------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund
---------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                                                                       |X|
---------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                                                           |X|
---------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Wanger International Select
---------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap
---------------------------------------------------------------------------------------------------------------------------------
Wanger Select
---------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies
---------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                               Advisors
                                           -----------------------------------------------------------------------------------------
                                            Fidelity                Morgan
                                           Management  Franklin    Stanley            Templeton   Templeton   Templeton   Wanger
                                              and       Mutual    Investment  Rydex     Asset       Global   Investment    Asset
                                            Research   Advisers,  Management  Global  Management,  Advisors   Counsel,   Management,
       Series                                Company      LLC        Inc.    Advisors    Ltd.      Limited      Inc.        L.P.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced
Index
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein
Growth + Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
Securities
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap
Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed
Income
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short
Term Bond
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality
Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International
Equity Select
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global
Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap
Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap
Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap
Growth
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
Securities II
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                   |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio            |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                                                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                      |X|
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                                                                                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                                                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                                                                |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                                                                                |X|
------------------------------------------------------------------------------------------------------------------------------------

Investment Subadvisors


------------------------------------------------------------------------------------------------------------------------------------
                                                                          Subadvisors
                                         -------------------------------------------------------------------------------------------
                                                                                         Kayne
                                                                                       Anderson
                                         Aberdeen           AIM           Alliance      Rudnick       Lazard        Lord,
                                           Fund            Capital        Capital      Investment      Asset        Abbett
                                         Managers,        Management,    Management,   Management,   Management,    & Co.
          Series                           Inc.              Inc.           L.P.          LLC           LLC          LLC
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International             |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced                                         |X|
Index
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth +                                         |X|
Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Core                                                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value                                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity                                                                     |X|
Select
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value                                                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap                                                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture                                                                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value                                                                                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value                                                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value                                      |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap                                         |X|
Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap
Growth
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                           Subadvisors
                                         -------------------------------------------------------------------------------------------
                                                          Northern                              Seneca           State Street
                                           MFS              Trust           Engemann            Capital            Research &
                                         Investment      Investments,         Asset            Management,        Management
          Series                         Management         N.A.            Management           LLC                Company
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced
Index
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth +
Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth                                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Core
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity
Select
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock         |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust                |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)                        |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap
Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme                                                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap
Growth                                                                                                                |X|
------------------------------------------------------------------------------------------------------------------------------------

APPENDIX B - GLOSSARY OF SPECIAL TERMS
--------------------------------------------------------------------------------

The following is a list of terms and their meanings when used in this prospectus.


ACCOUNT VALUE: The value of all assets held in the Separate Account.


ACCUMULATION UNIT: A standard of measurement for each subaccount used to determine the value of a contract and the interest in the subaccounts prior to the start of annuity payments.

ACCUMULATION UNIT VALUE: The value of one Accumulation Unit was set at $1.000 on the date assets were first allocated to each subaccount. The value of one Accumulation Unit on any subsequent Valuation Date is determined by multiplying the immediately preceding Accumulation Unit Value by the applicable Net Investment Factor for the Valuation Period ending on such Valuation Date.

ANNUITANT: The person whose life is used as the measuring life under the contract. The annuitant will be the primary annuitant as shown on the contract's Schedule Page while that person is living, and will then be the contingent annuitant, if that person is living at the death of the primary annuitant.

ANNUITY PAYMENT OPTION: The provisions under which we make a series of annuity payments to the annuitant or other payee, such as Life Annuity with Ten Years Certain. See "Annuity Options."

ANNUITY UNIT: A standard of measurement used in determining the amount of each periodic payment under the variable payment Annuity Options I, J, K, M and N.

CLAIM DATE: The contract value next determined following receipt of due proof.

CONTRACT: The deferred variable accumulation annuity contracts described in this prospectus.

CONTRACT OWNER (OWNER, YOU, YOUR): Usually, the person or entity, to whom we issue the contract. The contract owner has the sole right to exercise all rights and privileges under the contract as provided in the contract. The owner may be the annuitant, an employer, a trust or any other individual or entity. However, under contracts used with certain tax qualified plans, the owner must be the annuitant. A husband and wife may be designated as joint owners, and if such a joint owner dies, the other joint owner becomes the sole owner of the contract. If no owner is named, the annuitant will be the owner.

CONTRACT VALUE: Prior to the Maturity Date, the sum of all Accumulation Units held in the subaccounts of the Account and the value held in the GIA. For Tax-sheltered Annuity plans (as described in Internal Revenue Code (IRC) 403(b)) with loans, the contract value is the sum of all Accumulation Units held in the subaccounts of the Account and the value held in the GIA plus the value held in the Loan Security Account, less any Loan Debt.

FIXED PAYMENT ANNUITY: An annuity payment option providing periodic payments of a fixed dollar amount throughout the Annuity Period. This benefit does not vary with or reflect the investment performance of any subaccount.

GROUP CONTRACT: The deferred variable accumulation annuity contract, offered to employers or trusts to fund tax-qualified plans for groups of participants, described in this prospectus.

GIA: An investment option under which payment amounts are guaranteed to earn a fixed rate of interest.

ISSUE DATE: The date that the initial payment is invested under a contract.


MATURITY DATE: The date elected by the owner when annuity payments will begin. The elected date is subject to certain conditions described in "The Annuity Period."


MINIMUM INITIAL PAYMENT: The amount that you pay when you purchase a contract. We require minimum initial payments of:

o   Non-qualified plans--$1,000

o   Individual Retirement Annuity--$1,000

o   Bank draft program--$25

o   Qualified plans--$1,000 annually

o   Contracts with a Maturity Date in the first contract year--$10,000

MINIMUM SUBSEQUENT PAYMENT: The least amount that you may pay when you make any subsequent payments, after the minimum initial payment (see above). The minimum subsequent payment for all contracts is $25.

NET ASSET VALUE: Net asset value of a Series' shares is computed by dividing the value of the net assets of the Series by the total number of Series' outstanding shares.

PAYMENT UPON DEATH: The obligation of Phoenix under a contract to make a payment on the death of the owner or annuitant anytime (a) before the Maturity Date of a contract (see "Payment Upon Death Before Maturity Date") or (b) after the Maturity Date of a contract (see "Payment Upon Death After Maturity Date").

PHOENIX (OUR, WE, US, COMPANY): Phoenix Life Insurance Company.


SEPARATE ACCOUNT: Phoenix Life Variable Accumulation Account.


VALUATION DATE: A Valuation Date is every day the New York Stock Exchange ("NYSE") is open for trading and Phoenix is open for business.

VARIABLE PAYMENT ANNUITY: An annuity payment option providing payments that vary in amounts according to the investment experience of the selected subaccounts.

APPENDIX C - DEDUCTIONS FOR TAXES - QUALIFIED AND NONQUALIFIED ANNUITY CONTRACTS
--------------------------------------------------------------------------------

                                                               UPON              UPON
STATE                                                     PREMIUM PAYMENT    ANNUITIZATION        NONQUALIFIED       QUALIFIED
-----                                                     ---------------    -------------        ------------       ---------
California ..........................................                             X                   2.35%            0.50%

Maine................................................           X                                     2.00*

Nevada...............................................                             X                   3.50

South Dakota.........................................           X                                     1.25**

West Virginia........................................                             X                   1.00             1.00

Wyoming..............................................                             X                   1.00

Commonwealth of Puerto Rico..........................                             X                   1.00             1.00

NOTE: The above tax deduction rates are as of January 1, 2004. No tax deductions are made for states not listed above. However, tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, we reserve the right to deduct tax when necessary to reflect changes in state tax laws or interpretation.

For a more detailed explanation of the assessment of Taxes, see "Description of Fees - Tax."

--------------
* Maine changed its tax laws affecting annuities in 2003 retroactive to January 1, 1999. Under the revised statute, annuity premium payments are taxed upon premium payment for payments received on or after January 1, 1999.

** South Dakota law provides a lower rate of .8% that applies to premium payments received in excess of $500,000 in a single calendar year.

APPENDIX D - FINANCIAL HIGHLIGHTS TABLES (CONDENSED FINANCIAL INFORMATION)
--------------------------------------------------------------------------------
     The tables on the following pages give the historical unit values for a single share of each of the available subaccounts. The following tables contain highlights only; more information is in the Statement of Additional Information ("SAI") and in the Separate Account's Annual Report. You may obtain a copy of the SAI free of charge by calling us at 800-541-0171 or by writing to:

                  Phoenix Life Insurance Company
                  Annuity Operations Division
                  PO Box 8027
                  Boston, MA 02266-8027

GROUP STRATEGIC EDGE(R) AND BIG EDGE PLUS(R) CONTRACTS


                                                                       SUBACCOUNT            SUBACCOUNT        UNITS OUTSTANDING
                                                                       UNIT VALUE            UNIT VALUE        AT END OF PERIOD
                           SUBACCOUNT                             BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
----------------------------------------------------------------------------------------------------------------------------------
PHOENIX-ABERDEEN INTERNATIONAL
==================================================================================================================================
         From 1/1/03 to 12/31/03                                         $1.491                $1.942                24,877
         From 1/1/02 to 12/31/02                                         $1.773                $1.491                28,110
         From 1/1/01 to 12/31/01                                         $2.363                $1.773                37,324
         From 1/1/00 to 12/31/00                                         $2.843                $2.363                46,785
         From 1/1/99 to 12/31/99                                         $2.223                $2.843                55,670
         From 1/1/98 to 12/31/98                                         $1.759                $2.223                65,866
         From 1/1/97 to 12/31/97                                         $1.590                $1.759                76,704
         From 1/1/96 to 12/31/96                                         $1.357                $1.590                80,535
         From 1/1/95 to 12/31/95                                         $1.253                $1.357                78,985
         From 1/1/94 to 12/31/94                                         $1.268                $1.253                88,400

PHOENIX-AIM MID-CAP EQUITY
==================================================================================================================================
         From 1/1/03 to 12/31/03                                         $0.936                $1.184                 4,047
         From 1/1/02 to 12/31/02                                         $1.063                $0.936                 3,929
         From 10/29/01* to 12/31/01                                      $1.000                $1.063                 3,226

PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX
==================================================================================================================================
         From 1/1/03 to 12/31/03                                         $0.920                $1.147                 8,793
         From 1/1/02 to 12/31/02                                         $1.221                $0.920                11,362
         From 1/1/01 to 12/31/01                                         $1.404                $1.221                15,727
         From 1/1/00 to 12/31/00                                         $1.606                $1.404                17,940
         From 1/1/99 to 12/31/99                                         $1.368                $1.606                22,357
         From 1/1/98 to 12/31/98                                         $1.052                $1.368                18,649
         From 7/15/97* to 12/31/97                                       $1.000                $1.052                22,856

PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE
==================================================================================================================================
         From 1/1/03 to 12/31/03                                         $0.790                $0.984                 3,314
         From 1/1/02 to 12/31/02                                         $1.068                $0.790                 3,061
         From 10/29/01* to 12/31/01                                      $1.000                $1.068                 2,598

PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES
==================================================================================================================================
         From 1/1/03 to 12/31/03                                         $2.244                $3.064                 5,058
         From 1/1/02 to 12/31/02                                         $2.028                $2.244                 6,123
         From 1/1/01 to 12/31/01                                         $1.926                $2.028                 6,335
         From 1/1/00 to 12/31/00                                         $1.491                $1.926                 6,575
         From 1/1/99 to 12/31/99                                         $1.441                $1.491                 8,408
         From 1/1/98 to 12/31/98                                         $1.851                $1.441                14,027
         From 1/1/97 to 12/31/97                                         $1.536                $1.851                19,835
         From 1/1/96 to 12/31/96                                         $1.168                $1.536                12,614
         From 5/1/95* to 12/31/95                                        $1.000                $1.168                 7,009


* Date subaccount began operations.

                                                                       SUBACCOUNT            SUBACCOUNT        UNITS OUTSTANDING
                                                                       UNIT VALUE            UNIT VALUE        AT END OF PERIOD
                           SUBACCOUNT                             BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
----------------------------------------------------------------------------------------------------------------------------------
PHOENIX-ENGEMANN CAPITAL GROWTH
==================================================================================================================================
         From 1/1/03 to 12/31/03                                         $6.892                $8.609                28,830
         From 1/1/02 to 12/31/02                                         $9.282                $6.892                35,072
         From 1/1/01 to 12/31/01                                        $14.371                $9.282                45,771
         From 1/1/00 to 12/31/00                                        $17.699               $14.371                58,574
         From 1/1/99 to 12/31/99                                        $13.819               $17.699                70,239
         From 1/1/98 to 12/31/98                                        $10.762               $13.819                83,410
         From 1/1/97 to 12/31/97                                         $8.999               $10.762                97,099
         From 1/1/96 to 12/31/96                                         $8.094                $8.999               100,833
         From 1/1/95 to 12/31/95                                         $6.261                $8.094                94,344
         From 1/1/94 to 12/31/94                                         $6.248                $6.261                76,226

PHOENIX-ENGEMANN SMALL & Mid-Cap Growth
==================================================================================================================================
         From 1/1/03 to 12/31/03                                         $0.429                $0.621                 6,077
         From 1/1/02 to 12/31/02                                         $0.611                $0.429                 7,142
         From 1/1/01 to 12/31/01                                         $0.844                $0.611                 7,810
         From 8/15/00* to 12/31/00                                       $1.000                $0.844                 5,508

PHOENIX-GOODWIN MONEY MARKET
==================================================================================================================================
         From 1/1/03 to 12/31/03                                         $2.490                $2.476                11,646
         From 1/1/02 to 12/31/02                                         $2.486                $2.490                19,194
         From 1/1/01 to 12/31/01                                         $2.425                $2.486                24,589
         From 1/1/00 to 12/31/00                                         $2.316                $2.425                21,301
         From 1/1/99 to 12/31/99                                         $2.237                $2.316                39,832
         From 1/1/98 to 12/31/98                                         $2.155                $2.237                34,700
         From 1/1/97 to 12/31/97                                         $2.075                $2.155                32,025
         From 1/1/96 to 12/31/96                                         $2.000                $2.075                40,530
         From 1/1/95 to 12/31/95                                         $1.916                $2.000                37,026
         From 1/1/94 to 12/31/94                                         $1.868                $1.916                38,007

PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME
==================================================================================================================================
         From 1/1/03 to 12/31/03                                         $4.752                $5.376                 9,212
         From 1/1/02 to 12/31/02                                         $4.374                $4.752                11,174
         From 1/1/01 to 12/31/01                                         $4.176                $4.374                13,969
         From 1/1/00 to 12/31/00                                         $3.971                $4.176                15,854
         From 1/1/99 to 12/31/99                                         $3.813                $3.971                19,760
         From 1/1/98 to 12/31/98                                         $4.023                $3.813                25,246
         From 1/1/97 to 12/31/97                                         $3.671                $4.023                29,600
         From 1/1/96 to 12/31/96                                         $3.307                $3.671                27,079
         From 1/1/95 to 12/31/95                                         $2.710                $3.307                25,435
         From 1/1/94 to 12/31/94                                         $2.903                $2.710                20,608

PHOENIX-KAYNE RISING DIVIDENDS
==================================================================================================================================
         From 1/1/03 to 12/31/03                                         $0.961                $1.130                 1,078
         From 8/12/02* to 12/31/02                                       $1.000                $0.961                   532

PHOENIX-KAYNE SMALL-CAP QUALITY VALUE
==================================================================================================================================
         From 1/1/03 to 12/31/03                                         $1.005                $1.194                   922
         From 8/12/02* to 12/31/02                                       $1.000                $1.005                   503

PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT
==================================================================================================================================
         From 1/1/03 to 12/31/03                                         $0.953                $1.222                 1,635
         From 8/12/02* to 12/31/02                                       $1.000                $0.953                 1,107


* Date subaccount began operations.

                                                                       SUBACCOUNT            SUBACCOUNT        UNITS OUTSTANDING
                                                                       UNIT VALUE            UNIT VALUE        AT END OF PERIOD
                           SUBACCOUNT                             BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
----------------------------------------------------------------------------------------------------------------------------------
PHOENIX-LAZARD SMALL-CAP VALUE
==================================================================================================================================
         From 1/1/03 to 12/31/03                                         $0.974                $1.337                 3,396
         From 8/12/02* to 12/31/02                                       $1.000                $0.974                 3,029

PHOENIX-U.S. MULTI-CAP
==================================================================================================================================
         From 1/1/03 to 12/31/03                                         $1.000                $1.272                 2,110
         From 8/12/02* to 12/31/02                                       $1.000                $1.000                 2,022

PHOENIX-LORD ABBETT BOND-DEBENTURE
==================================================================================================================================
         From 1/1/03 to 12/31/03                                         $1.058                $1.231                 2,487
         From 8/12/02* to 12/31/02                                       $1.000                $1.058                 2,140

PHOENIX-LORD ABBETT LARGE-CAP VALUE
==================================================================================================================================
         From 1/1/03 to 12/31/03                                         $0.988                $1.270                 1,259
         From 8/12/02* to 12/31/02                                       $1.000                $0.988                 1,155

PHOENIX-LORD ABBETT MID-CAP VALUE
==================================================================================================================================
         From 1/1/03 to 12/31/03                                         $0.996                $1.224                 1,636
         From 8/12/02* to 12/31/02                                       $1.000                $0.996                 1,167

PHOENIX-MFS INVESTORS GROWTH STOCK
==================================================================================================================================
         From 1/1/03 to 12/31/03                                         $0.491                $0.586                26,810
         From 1/1/02 to 12/31/02                                         $0.699                $0.491                19,702
         From 1/1/01 to 12/31/01                                         $0.929                $0.699                21,536
         From 1/1/00 to 12/31/00                                         $1.059                $0.929                20,297
         From 12/15/99* to 12/31/99                                      $1.000                $1.059                 2,189

PHOENIX-MFS INVESTORS TRUST
==================================================================================================================================
         From 1/1/03 to 12/31/03                                         $0.814                $0.985                 3,116
         From 1/1/02 to 12/31/02                                         $1.040                $0.814                 3,128
         From 10/29/01* to 12/31/01                                      $1.000                $1.040                 3,018

PHOENIX-MFS VALUE
==================================================================================================================================
         From 1/1/03 to 12/31/03                                         $0.898                $1.107                 2,453
         From 1/1/02 to 12/31/02                                         $1.055                $0.898                 4,947
         From 10/29/01* to 12/31/01                                      $1.000                $1.055                 3,264

PHOENIX-NORTHERN DOW 30
==================================================================================================================================
         From 1/1/03 to 12/31/03                                         $0.740                $0.931                 6,860
         From 1/1/02 to 12/31/02                                         $0.887                $0.740                 7,276
         From 1/1/01 to 12/31/01                                         $0.955                $0.887                12,204
         From 1/1/00 to 12/31/00                                         $1.025                $0.955                10,760
         From 12/15/99* to 12/31/99                                      $1.000                $1.025                 5,011

PHOENIX-NORTHERN NASDAQ-100 INDEX(R)
==================================================================================================================================
         From 1/1/03 to 12/31/03                                         $0.256                $0.377                13,035
         From 1/1/02 to 12/31/02                                         $0.416                $0.256                 8,585
         From 1/1/01 to 12/31/01                                         $0.629                $0.416                10,106
         From 8/15/00* to 12/31/00                                       $1.000                $0.629                 6,610


* Date subaccount began operations.

                                                                       SUBACCOUNT            SUBACCOUNT        UNITS OUTSTANDING
                                                                       UNIT VALUE            UNIT VALUE        AT END OF PERIOD
                           SUBACCOUNT                             BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
----------------------------------------------------------------------------------------------------------------------------------
PHOENIX-OAKHURST GROWTH AND INCOME
==================================================================================================================================
         From 1/1/03 to 12/31/03                                         $0.882                $1.110                12,751
         From 1/1/02 to 12/31/02                                         $1.152                $0.882                15,487
         From 1/1/01 to 12/31/01                                         $1.271                $1.152                20,147
         From 1/1/00 to 12/31/00                                         $1.378                $1.271                22,597
         From 1/1/99 to 12/31/99                                         $1.192                $1.378                23,888
         From 3/3/98* to 12/31/98                                        $1.000                $1.192                16,396

PHOENIX-OAKHURST STRATEGIC ALLOCATION
==================================================================================================================================
         From 1/1/03 to 12/31/03                                         $5.057                $5.987                34,281
         From 1/1/02 to 12/31/02                                         $5.791                $5.057                41,049
         From 1/1/01 to 12/31/01                                         $5.758                $5.791                30,579
         From 1/1/00 to 12/31/00                                         $5.796                $5.758                36,950
         From 1/1/99 to 12/31/99                                         $5.275                $5.796                45,169
         From 1/1/98 to 12/31/98                                         $4.422                $5.275                55,361
         From 1/1/97 to 12/31/97                                         $3.708                $4.422                64,407
         From 1/1/96 to 12/31/96                                         $3.443                $3.708                69,901
         From 1/1/95 to 12/31/95                                         $2.948                $3.443                73,165
         From 1/1/94 to 12/31/94                                         $3.029                $2.948                68,860

PHOENIX-OAKHURST VALUE EQUITY
==================================================================================================================================
         From 1/1/03 to 12/31/03                                         $1.098                $1.343                 8,963
         From 1/1/02 to 12/31/02                                         $1.424                $1.098                11,455
         From 1/1/01 to 12/31/01                                         $1.758                $1.424                13,553
         From 1/1/00 to 12/31/00                                         $1.346                $1.758                 7,857
         From 1/1/99 to 12/31/99                                         $1.097                $1.346                 5,131
         From 3/3/98* to 12/31/98                                        $1.000                $1.097                 4,715

PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE
==================================================================================================================================
         From 1/1/03 to 12/31/03                                         $0.810                $1.062                 7,696
         From 1/1/02 to 12/31/02                                         $0.959                $0.810                 7,523
         From 1/1/01 to 12/31/01                                         $1.042                $0.959                 7,229
         From 11/20/00* to 12/31/00                                      $1.000                $1.042                 7,280

PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE
==================================================================================================================================
         From 1/1/03 to 12/31/03                                         $0.984                $1.370                10,009
         From 1/1/02 to 12/31/02                                         $1.090                $0.984                12,174
         From 1/1/01 to 12/31/01                                         $0.897                $1.090                12,332
         From 1/1/00 to 12/31/00                                         $0.777                $0.897                 5,940
         From 1/1/99 to 12/31/99                                         $0.877                $0.777                 4,324
         From 3/3/98* to 12/31/98                                        $1.000                $0.877                 4,559

PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE
==================================================================================================================================
         From 1/1/03 to 12/31/03                                         $1.098                $1.559                 4,441
         From 1/1/02 to 12/31/02                                         $1.215                $1.098                 5,629
         From 1/1/01 to 12/31/01                                         $1.063                $1.215                 5,110
         From 11/20/00* to 12/31/00                                      $1.000                $1.063                 2,379


* Date subaccount began operations.

                                                                       SUBACCOUNT            SUBACCOUNT        UNITS OUTSTANDING
                                                                       UNIT VALUE            UNIT VALUE        AT END OF PERIOD
                           SUBACCOUNT                             BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
----------------------------------------------------------------------------------------------------------------------------------
PHOENIX-SENECA MID-CAP GROWTH
==================================================================================================================================
         From 1/1/03 to 12/31/03                                         $0.960                $1.221                 8,052
         From 1/1/02 to 12/31/02                                         $1.440                $0.960                 9,612
         From 1/1/01 to 12/31/01                                         $1.947                $1.440                11,318
         From 1/1/00 to 12/31/00                                         $1.733                $1.947                11,724
         From 1/1/99 to 12/31/99                                         $1.205                $1.733                 5,256
         From 3/3/98* to 12/31/98                                        $1.000                $1.205                 3,535

PHOENIX-SENECA STRATEGIC THEME
==================================================================================================================================
         From 1/1/03 to 12/31/03                                         $1.112                $1.507                13,951
         From 1/1/02 to 12/31/02                                         $1.732                $1.112                16,508
         From 1/1/01 to 12/31/01                                         $2.415                $1.732                23,731
         From 1/1/00 to 12/31/00                                         $2.762                $2.415                28,996
         From 1/1/99 to 12/31/99                                         $1.804                $2.762                25,471
         From 1/1/98 to 12/31/98                                         $1.262                $1.804                21,470
         From 1/1/97 to 12/31/97                                         $1.091                $1.262                23,027
         From 1/29/96* to 12/31/96                                       $1.000                $1.091                17,311

PHOENIX-STATE STREET RESEARCH SMALL-CAP GROWTH
==================================================================================================================================
         From 1/1/03 to 12/31/03                                         $1.004                $1.520                 2,305
         From 8/12/02* to 12/31/02                                       $1.000                $1.004                 1,535

AIM V.I. CAPITAL APPRECIATION FUND
==================================================================================================================================
         From 1/1/03 to 12/31/03                                         $0.646                $0.826                 1,139
         From 1/1/02 to 12/31/02                                         $0.865                $0.646                   485
         From 5/3/01* to 12/31/01                                        $1.000                $0.865                    99

AIM V.I. PREMIER EQUITY FUND
==================================================================================================================================
         From 1/1/03 to 12/31/03                                         $0.670                $0.827                 1,961
         From 1/1/02 to 12/31/02                                         $0.973                $0.670                 2,660
         From 4/12/01* to 12/31/01                                       $1.000                $0.973                 1,384

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
==================================================================================================================================
         From 1/1/03 to 12/31/03                                         $0.422                $0.561                 6,335
         From 1/1/02 to 12/31/02                                         $0.646                $0.422                 4,723
         From 1/1/01 to 12/31/01                                         $0.778                $0.646                 3,548
         From 6/13/00* to 12/31/00                                       $1.000                $0.778                 2,174

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
==================================================================================================================================
         From 1/1/03 to 12/31/03                                         $1.239                $1.253                10,957
         From 1/1/02 to 12/31/02                                         $1.151                $1.239                17,388
         From 1/1/01 to 12/31/01                                         $1.089                $1.151                 8,844
         From 1/1/00 to 12/31/00                                         $0.994                $1.089                 2,176
         From 12/15/99* to 12/31/99                                      $1.000                $0.994                 1,802

FEDERATED HIGH INCOME BOND FUND II
==================================================================================================================================
         From 1/1/03 to 12/31/03                                         $0.907                $1.095                 4,144
         From 1/1/02 to 12/31/02                                         $0.906                $0.907                 3,119
         From 1/1/01 to 12/31/01                                         $0.905                $0.906                 2,813
         From 1/1/00 to 12/31/00                                         $1.007                $0.905                 1,288
         From 12/15/99* to 12/31/99                                      $1.000                $1.007                   161


* Date subaccount began operations.

                                                                       SUBACCOUNT            SUBACCOUNT        UNITS OUTSTANDING
                                                                       UNIT VALUE            UNIT VALUE        AT END OF PERIOD
                           SUBACCOUNT                             BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
----------------------------------------------------------------------------------------------------------------------------------
VIP CONTRAFUND(R) PORTFOLIO
==================================================================================================================================
         From 1/1/03 to 12/31/03                                         $0.716                $0.908                 9,222
         From 1/1/02 to 12/31/02                                         $0.801                $0.716                 8,080
         From 1/1/01 to 12/31/01                                         $0.925                $0.801                 3,390
         From 6/20/00* to 12/31/00                                       $1.000                $0.925                 1,612

VIP GROWTH OPPORTUNITIES PORTFOLIO
==================================================================================================================================
         From 1/1/03 to 12/31/03                                         $0.543                $0.695                   998
         From 1/1/02 to 12/31/02                                         $0.704                $0.543                 1,084
         From 1/1/01 to 12/31/01                                         $0.833                $0.704                   920
         From 6/21/00* to 12/31/00                                       $1.000                $0.833                   339

VIP GROWTH PORTFOLIO
==================================================================================================================================
         From 1/1/03 to 12/31/03                                         $0.475                $0.623                 7,751
         From 1/1/02 to 12/31/02                                         $0.690                $0.475                 7,683
         From 1/1/01 to 12/31/01                                         $0.849                $0.690                 4,743
         From 6/16/00* to 12/31/00                                       $1.000                $0.849                 1,819

MUTUAL SHARES SECURITIES FUND
==================================================================================================================================
         From 1/1/03 to 12/31/03                                         $1.120                $1.384                 3,721
         From 1/1/02 to 12/31/02                                         $1.286                $1.120                 3,987
         From 1/1/01 to 12/31/01                                         $1.216                $1.286                 3,338
         From 1/1/00 to 12/31/00                                         $1.095                $1.216                   594
         From 1/1/99 to 12/31/99                                         $1.015                $1.095                   399
         From 11/11/98* to 12/31/98                                      $1.000                $1.015                   124

TEMPLETON DEVELOPING MARKETS SECURITIES FUND
==================================================================================================================================
         From 1/1/03 to 12/31/03                                         $0.473                $0.714                 1,680
         From 1/1/02 to 12/31/02                                         $0.479                $0.473                 2,149
         From 1/1/01 to 12/31/01                                         $0.528                $0.479                 3,008
         From 1/1/00 to 12/31/00                                         $0.787                $0.528                 3,859
         From 1/1/99 to 12/31/99                                         $0.520                $0.787                 5,109
         From 1/1/98 to 12/31/98                                         $0.666                $0.520                 4,248
         From 5/1/97* to 12/31/97                                        $1.000                $0.666                 4,166

TEMPLETON FOREIGN SECURITIES FUND
==================================================================================================================================
         From 1/1/03 to 12/31/03                                         $0.907                $1.184                 4,816
         From 1/1/02 to 12/31/02                                         $1.128                $0.907                 5,417
         From 1/1/01 to 12/31/01                                         $1.360                $1.128                 5,378
         From 1/1/00 to 12/31/00                                         $1.410                $1.360                 5,543
         From 1/1/99 to 12/31/99                                         $1.159                $1.410                 6,232
         From 1/1/98 to 12/31/98                                         $1.076                $1.159                 7,109
         From 5/5/97* to 12/31/97                                        $1.000                $1.076                 6,907

TEMPLETON GLOBAL ASSET ALLOCATION FUND
==================================================================================================================================
         From 1/1/03 to 12/31/03                                         $1.132                $1.475                 2,029
         From 1/1/02 to 12/31/02                                         $1.199                $1.132                 2,414
         From 1/1/01 to 12/31/01                                         $1.349                $1.199                 3,027
         From 1/1/00 to 12/31/00                                         $1.365                $1.349                 3,571
         From 1/1/99 to 12/31/99                                         $1.128                $1.365                 3,646
         From 1/1/98 to 12/31/98                                         $1.076                $1.128                 4,579
         From 5/2/97* to 12/31/97                                        $1.000                $1.076                 4,254


* Date subaccount began operations.

                                                                       SUBACCOUNT            SUBACCOUNT        UNITS OUTSTANDING
                                                                       UNIT VALUE            UNIT VALUE        AT END OF PERIOD
                           SUBACCOUNT                             BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
----------------------------------------------------------------------------------------------------------------------------------
TEMPLETON GROWTH SECURITIES FUND
==================================================================================================================================
         From 1/1/03 to 12/31/03                                         $1.119                $1.460                 5,564
         From 1/1/02 to 12/31/02                                         $1.390                $1.119                 5,729
         From 1/1/01 to 12/31/01                                         $1.427                $1.390                 4,934
         From 1/1/00 to 12/31/00                                         $1.348                $1.427                 4,624
         From 1/1/99 to 12/31/99                                         $1.059                $1.348                 5,173
         From 1/1/98 to 12/31/98                                         $1.062                $1.059                 7,999
         From 5/1/97* to 12/31/97                                        $1.000                $1.062                 7,841

RYDEX VARIABLE TRUST SECTOR ROTATION FUND
==================================================================================================================================
         From 6/2/03* to 12/31/03                                        $1.000                $1.153                   610

SCUDDER VIT EAFE(R) EQUITY INDEX FUND
==================================================================================================================================
         From 1/1/03 to 12/31/03                                         $0.576                $0.759                 1,383
         From 1/1/02 to 12/31/02                                         $0.744                $0.576                 1,179
         From 1/1/01 to 12/31/01                                         $1.000                $0.744                 1.335
         From 1/1/00 to 12/31/00                                         $1.216                $1.000                 1,045
         From 8/5/99* to 12/31/99                                        $1.000                $1.216                   173

SCUDDER VIT EQUITY 500 INDEX FUND
==================================================================================================================================
         From 1/1/03 to 12/31/03                                         $0.816                $1.033                 5,702
         From 1/1/02 to 12/31/02                                         $1.054                $0.816                 3,099
         From 11/23/01* to 12/31/01                                      $1.000                $1.054                   152

TECHNOLOGY PORTFOLIO
==================================================================================================================================
         From 1/1/03 to 12/31/03                                         $0.026                $0.301                12,776
         From 1/1/02 to 12/31/02                                         $0.409                $0.206                13,250
         From 1/1/01 to 12/31/01                                         $0.811                $0.409                15,582
         From 1/1/00 to 12/31/00                                         $1.074                $0.811                16,662
         From 12/20/99* to 12/31/99                                      $1.000                $1.074                   183

WANGER INTERNATIONAL SELECT
==================================================================================================================================
         From 1/1/03 to 12/31/03                                         $1.072                $1.495                 2,040
         From 1/1/02 to 12/31/02                                         $1.281                $1.072                 1,988
         From 1/1/01 to 12/31/01                                         $1.768                $1.281                 2,343
         From 1/1/00 to 12/31/00                                         $1.819                $1.768                 2,242
         From 2/1/99* to 12/31/99                                        $1.000                $1.819                 1,308

WANGER INTERNATIONAL SMALL CAP
==================================================================================================================================
         From 1/1/03 to 12/31/03                                         $2.051                $3.016                17,661
         From 1/1/02 to 12/31/02                                         $2.411                $2.051                20,977
         From 1/1/01 to 12/31/01                                         $3.097                $2.411                25,932
         From 1/1/00 to 12/31/00                                         $4.353                $3.097                30,744
         From 1/1/99 to 12/31/99                                         $1.946                $4.353                34,351
         From 1/1/98 to 12/31/98                                         $1.693                $1.946                40,116
         From 1/1/97 to 12/31/97                                         $1.740                $1.693                47,318
         From 1/1/96 to 12/31/96                                         $1.335                $1.740                37,820
         From 5/1/95* to 12/31/95                                        $1.000                $1.335                 7,738


* Date subaccount began operations.

                                                                       SUBACCOUNT            SUBACCOUNT        UNITS OUTSTANDING
                                                                       UNIT VALUE            UNIT VALUE        AT END OF PERIOD
                           SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
----------------------------------------------------------------------------------------------------------------------------------
WANGER SELECT
==================================================================================================================================
         From 1/1/03 to 12/31/03                                         $1.411                $1.821                 2,853
         From 1/1/02 to 12/31/02                                         $1.547                $1.411                 2,764
         From 1/1/01 to 12/31/01                                         $1.436                $1.547                 2,724
         From 1/1/00 to 12/31/00                                         $1.328                $1.436                 2,560
         From 2/1/99* to 12/31/99                                        $1.000                $1.328                 1,976

WANGER U.S. SMALLER COMPANIES
==================================================================================================================================
         From 1/1/03 to 12/31/03                                         $2.325                $3.288                30,881
         From 1/1/02 to 12/31/02                                         $2.830                $2.325                38,086
         From 1/1/01 to 12/31/01                                         $2.573                $2.830                47,609
         From 1/1/00 to 12/31/00                                         $2.837                $2.573                55,246
         From 1/1/99 to 12/31/99                                         $2.297                $2.837                62,519
         From 1/1/98 to 12/31/98                                         $2.139                $2.297                77,960
         From 1/1/97 to 12/31/97                                         $1.674                $2.139                83,070
         From 1/1/96 to 12/31/96                                         $1.156                $1.674                58,623
         From 5/1/95* to 12/31/95                                        $1.000                $1.156                17,039


BIG EDGE CHOICE(R) FOR NEW YORK CONTRACTS


                                                                        SUBACCOUNT           SUBACCOUNT        UNITS OUTSTANDING
                                                                        UNIT VALUE           UNIT VALUE         AT END OF PERIOD
                           SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD         (THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------------
PHOENIX-ABERDEEN INTERNATIONAL
===================================================================================================================================
         From 1/1/03 to 12/31/03                                         $0.678                $0.881                 3,802
         From 1/1/02 to 12/31/02                                         $0.807                $0.678                 3,548
         From 1/1/01 to 12/31/01                                         $1.077                $0.807                 4.525
         From 1/1/00 to 12/31/00                                         $1.015                $1.077                 4,407
         From 1/1/99 to 12/31/99                                         $1.015                $1.297                 2,753
         From 6/17/98* to 12/31/98                                       $1.000                $1.015                 1,504

PHOENIX-AIM MID-CAP EQUITY
===================================================================================================================================
         From 1/1/03 to 12/31/03                                         $0.934                $1.181                    94
         From 4/10/02* to 12/31/02                                       $1.000                $0.934                   103

PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX
===================================================================================================================================
         From 1/1/03 to 12/31/03                                         $0.742                $0.924                 1,951
         From 1/1/02 to 12/31/02                                         $0.986                $0.742                 2,212
         From 1/1/01 to 12/31/01                                         $1.134                $0.986                 2,593
         From 1/1/00 to 12/31/00                                         $1.299                $1.134                 2,609
         From 1/1/99 to 12/31/99                                         $1.108                $1.299                 2,055
         From 5/13/98* to 12/31/98                                       $1.000                $1.108                   920

PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE
===================================================================================================================================
         From 1/1/03 to 12/31/03                                         $0.789                 $0.981                   73
         From 12/27/02* to 12/31/02                                      $1.000                 $0.789                    7


* Date subaccount began operations.

                                                                        SUBACCOUNT           SUBACCOUNT        UNITS OUTSTANDING
                                                                        UNIT VALUE           UNIT VALUE         AT END OF PERIOD
                           SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD         (THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------------
PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES
===================================================================================================================================
         From 1/1/03 to 12/31/03                                         $1.315                 $1.794                  431
         From 1/1/02 to 12/31/02                                         $1.190                 $1.315                  352
         From 1/1/01 to 12/31/01                                         $1.132                 $1.190                  344
         From 1/1/00 to 12/31/00                                         $0.877                 $1.132                  312
         From 1/1/99 to 12/31/99                                         $0.849                 $0.877                  117
         From 6/9/98* to 12/31/98                                        $1.000                 $0.849                  125

PHOENIX-ENGEMANN CAPITAL GROWTH
===================================================================================================================================
         From 1/1/03 to 12/31/03                                         $0.559                 $0.698               20,981
         From 1/1/02 to 12/31/02                                         $0.754                 $0.559               22,537
         From 1/1/01 to 12/31/01                                         $1.169                 $0.754               25,137
         From 1/1/00 to 12/31/00                                         $1.442                 $1.169               25,577
         From 1/1/99 to 12/31/99                                         $1.127                 $1.442               19,890
         From 5/14/98* to 12/31/98                                       $1.000                 $1.127                9,416

PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH
===================================================================================================================================
         From 1/1/03 to 12/31/03                                         $0.388                 $0.561                  102
         From 1/1/02 to 12/31/02                                         $0.553                 $0.388                   46
         From 1/1/01 to 12/31/01                                         $0.765                 $0.553                   74
         From 8/15/00* to 12/31/00                                       $1.000                 $0.765                   43

PHOENIX-GOODWIN MONEY MARKET
===================================================================================================================================
         From 1/1/03 to 12/31/03                                         $1.134                 $1.126                1,361
         From 1/1/02 to 12/31/02                                         $1.175                 $1.134                1,940
         From 1/1/01 to 12/31/01                                         $1.107                 $1.175                3,357
         From 1/1/00 to 12/31/00                                         $1.058                 $1.107                2,115
         From 1/1/99 to 12/31/99                                         $1.023                 $1.058                2,200
         From 5/14/98* to 12/31/98                                       $1.000                 $1.023                1,608

PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME
===================================================================================================================================
         From 1/1/03 to 12/31/03                                         $1.156                 $1.306                2,817
         From 1/1/02 to 12/31/02                                         $1.065                 $1.156                3,179
         From 1/1/01 to 12/31/01                                         $1.018                 $1.065                3,459
         From 1/1/00 to 12/31/00                                         $0.969                 $1.018                3,183
         From 1/1/99 to 12/31/99                                         $0.932                 $0.969                2,559
         From 5/15/98* to 12/31/98                                       $1.000                 $0.932                1,578

PHOENIX-KAYNE RISING DIVIDENDS
==================================================================================================================================
         From 1/1/03 to 12/31/03                                         $0.960                 $1.128                  144
         From 10/2/02* to 12/31/02                                       $1.000                 $0.960                   14

PHOENIX-KAYNE SMALL-CAP QUALITY VALUE
==================================================================================================================================

PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT
==================================================================================================================================
         From 1/1/03 to 12/31/03                                         $0.953                 $1.220                   89
         From 10/14/02* to 12/31/02                                      $1.000                 $0.953                    3

PHOENIX-LAZARD SMALL-CAP VALUE
==================================================================================================================================
         From 1/1/03 to 12/31/03                                         $0.974                 $1.334                   19
         From 10/2/02* to 12/31/02                                       $1.000                 $0.974                    8

PHOENIX-LAZARD U.S. MULTI-CAP
==================================================================================================================================
         From 10/29/03 to 12/31/03                                       $1.000                 $1.270                    4


* Date subaccount began operations.

                                                                        SUBACCOUNT           SUBACCOUNT        UNITS OUTSTANDING
                                                                        UNIT VALUE           UNIT VALUE         AT END OF PERIOD
                           SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD         (THOUSANDS)
----------------------------------------------------------------------------------------------------------------------------------
PHOENIX-LORD ABBETT BOND-DEBENTURE
==================================================================================================================================
         From 1/1/03 to 12/31/03                                         $1.058                 $1.229                   30
         From 10/18/02* to 12/31/02                                      $1.000                 $1.058                    9

PHOENIX-LORD ABBETT LARGE-CAP VALUE
==================================================================================================================================
         From 1/1/03 to 12/31/03                                         $0.987                 $1.268                  136
         From 10/9/02* to 12/31/02                                       $1.000                 $0.987                   15

PHOENIX-LORD ABBETT MID-CAP VALUE
==================================================================================================================================
         From 1/1/03 to 12/31/03                                         $0.995                 $1.221                   27
         From 10/2/02* to 12/31/02                                       $1.000                 $0.995                   14

PHOENIX-MFS INVESTORS GROWTH STOCK
==================================================================================================================================
         From 1/1/03 to 12/31/03                                         $0.480                 $0.572                3,661
         From 1/1/02 to 12/31/02                                         $0.684                 $0.480                3,746
         From 1/1/01 to 12/31/01                                         $0.911                 $0.684                3,384
         From 1/4/00* to 12/31/00                                        $1.000                 $0.911                2,702

PHOENIX-MFS INVESTORS GROWTH
==================================================================================================================================
         From 1/1/03 to 12/31/03                                         $0.684                 $0.982                   27
         From 1/1/01 to 12/31/01                                         $0.911                 $0.684                3,384
         From 1/4/00* to 12/31/00                                        $1.000                 $0.911                2,702
         From 1/1/02 to 12/31/02                                         $0.684                 $0.480                3,746

PHOENIX-MFS VALUE
==================================================================================================================================
         From 1/1/03 to 12/31/03                                         $0.896                 $1.104                  139
         From 1/1/02 to 12/31/02                                         $1.055                 $0.896                  118
         From 11/9/01* to 12/31/01                                       $1.000                 $1.055                   19

PHOENIX-NORTHERN DOW 30
==================================================================================================================================
         From 1/1/03 to 12/31/03                                         $0.819                 $1.029                  413
         From 1/1/02 to 12/31/02                                         $0.983                 $0.819                  310
         From 1/1/01 to 12/31/01                                         $1.060                 $0.983                  334
         From 3/1/00* to 12/31/00                                        $1.000                 $1.060                  121

PHOENIX-NORTHERN NASDAQ-100 INDEX(R)
==================================================================================================================================
         From 1/1/03 to 12/31/03                                         $0.234                 $0.343                  152
         From 1/1/02 to 12/31/02                                         $0.380                 $0.234                  182
         From 1/1/01 to 12/31/01                                         $0.576                 $0.380                  114
         From 9/18/00* to 12/31/00                                       $1.000                 $0.576                   72

PHOENIX-OAKHURST GROWTH AND INCOME
==================================================================================================================================
         From 1/1/03 to 12/31/03                                         $0.826                 $1.038                4,112
         From 1/1/02 to 12/31/02                                         $1.081                 $0.826                4,455
         From 1/1/01 to 12/31/01                                         $1.193                 $1.081                4,982
         From 1/1/00 to 12/31/00                                         $1.295                 $1.193                4,890
         From 1/1/99 to 12/31/99                                         $1.122                 $1.295                3,531
         From 5/28/98* to 12/31/98                                       $1.000                 $1.122                  825


* Date subaccount began operations.

                                                                        SUBACCOUNT           SUBACCOUNT        UNITS OUTSTANDING
                                                                        UNIT VALUE           UNIT VALUE         AT END OF PERIOD
                           SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD         (THOUSANDS)
----------------------------------------------------------------------------------------------------------------------------------
PHOENIX-OAKHURST STRATEGIC ALLOCATION
==================================================================================================================================
         From 1/1/03 to 12/31/03                                         $1.072                 $1.267                5,497
         From 1/1/02 to 12/31/02                                         $1.229                 $1.072                6,035
         From 1/1/01 to 12/31/01                                         $1.224                 $1.229                4,968
         From 1/1/00 to 12/31/00                                         $1.233                 $1.224                4,828
         From 1/1/99 to 12/31/99                                         $1.124                 $1.233                3,590
         From 6/2/98* to 12/31/98                                        $1.000                 $1.124                1,495

PHOENIX-OAKHURST VALUE EQUITY
==================================================================================================================================
         From 1/1/03 to 12/31/03                                         $1.085                 $1.325                  979
         From 1/1/02 to 12/31/02                                         $1.409                 $1.085                1,168
         From 1/1/01 to 12/31/01                                         $1.741                 $1.409                1,082
         From 1/1/00 to 12/31/00                                         $1.335                 $1.741                  747
         From 1/1/99 to 12/31/99                                         $1.089                 $1.335                  292
         From 6/16/98* to 12/31/98                                       $1.000                 $1.089                  136

PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE
==================================================================================================================================
         From 1/1/03 to 12/31/03                                         $0.808                  $1.058                  66
         From 4/10/02* to 12/31/02                                       $1.000                  $0.808                  28

PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE
==================================================================================================================================
         From 1/1/03 to 12/31/03                                         $0.988                 $1.374                  779
         From 1/1/02 to 12/31/02                                         $1.095                 $0.988                  854
         From 1/1/01 to 12/31/01                                         $0.903                 $1.095                  725
         From 1/1/00 to 12/31/00                                         $0.783                 $0.903                  382
         From 1/1/99 to 12/31/99                                         $0.885                 $0.783                  279
         From 5/28/98* to 12/31/98                                       $1.000                 $0.885                  162

PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE
==================================================================================================================================
         From 1/1/03 to 12/31/03                                         $0.963                 $1.366                  310
         From 1/1/02 to 12/31/02                                         $1.068                 $0.963                  327
         From 1/1/01* to 12/31/01                                        $1.000                 $1.068                  218

PHOENIX-SENECA MID-CAP GROWTH
==================================================================================================================================
         From 1/1/03 to 12/31/03                                         $0.913                 $1.160                1,358
         From 1/1/02 to 12/31/02                                         $1.371                 $0.913                1,563
         From 1/1/01 to 12/31/01                                         $1.861                 $1.371                1,648
         From 1/1/00 to 12/31/00                                         $1.658                 $1.861                1,245
         From 1/1/99 to 12/31/99                                         $1.154                 $1.658                  483
         From 5/28/98* to 12/31/98                                       $1.000                 $1.154                  203

PHOENIX-SENECA STRATEGIC THEME
==================================================================================================================================
         From 1/1/03 to 12/31/03                                         $0.829                 $1.122                2,892
         From 1/1/02 to 12/31/02                                         $1.293                 $0.829                3,171
         From 1/1/01 to 12/31/01                                         $1.804                 $1.293                4,119
         From 1/1/00 to 12/31/00                                         $2.066                 $1.804                3,919
         From 1/1/99 to 12/31/99                                         $1.351                 $2.066                2,047
         From 6/16/98* to 12/31/98                                       $1.000                 $1.351                  148

PHOENIX-STATE STREET RESEARCH SMALL-CAP GROWTH
==================================================================================================================================
         From 5/12/03* to 12/31/03                                       $1.000                 $1.517                   17


* Date subaccount began operations.

                                                                        SUBACCOUNT           SUBACCOUNT        UNITS OUTSTANDING
                                                                        UNIT VALUE           UNIT VALUE         AT END OF PERIOD
                           SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD         (THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------------
AIM V. I. CAPITAL APPRECIATION FUND
===================================================================================================================================
         From 1/1/03 to 12/31/03                                        $0.690                 $0.881                    66
         From 7/1/02* to 12/31/02                                       $1.000                 $0.690                    15

AIM V.I. PREMIER EQUITY FUND
===================================================================================================================================
         From 1/1/03 to 12/31/03                                         $0.645                 $0.796                   52
         From 8/7/02* to 12/31/02                                        $1.000                 $0.645                   56
         From 8/7/01* to 12/31/01                                        $1.000                 $0.938                   45

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
===================================================================================================================================
         From 1/1/03 to 12/31/03                                         $0.427                 $0.567                  585
         From 1/1/02 to 12/31/02                                         $0.654                 $0.427                  647
         From 1/1/01 to 12/31/01                                         $0.789                 $0.654                  614
         From 7/6/00* to 12/31/00                                        $1.000                 $0.789                  167

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
===================================================================================================================================
         From 1/1/03 to 12/31/03                                         $1.253                 $1.265                1,156
         From 1/1/02 to 12/31/02                                         $1.165                 $1.253                1,621
         From 1/1/01 to 12/31/01                                         $1.103                 $1.165                  671
         From 1/1/00 to 12/31/00                                         $1.008                 $1.103                  133
         From 9/1/99* to 12/31/99                                        $1.000                 $1.008                   33

FEDERATED HIGH INCOME BOND FUND II
===================================================================================================================================
         From 1/1/03 to 12/31/03                                         $0.903                 $1.088                  205
         From 1/1/02 to 12/31/02                                         $0.903                 $0.903                  259
         From 1/1/01 to 12/31/01                                         $0.903                 $0.903                  279
         From 1/1/00 to 12/31/00                                         $1.006                 $0.903                  148
         From 8/6/99* to 12/31/99                                        $1.000                 $1.006                   98

VIP CONTRAFUND(R) PORTFOLIO
===================================================================================================================================
         From 1/1/03 to 12/31/03                                         $0.720                 $0.911                1,027
         From 1/1/02 to 12/31/02                                         $0.806                 $0.720                  673
         From 1/1/01 to 12/31/01                                         $0.933                 $0.806                  553
         From 7/3/00* to 12/31/00                                        $1.000                 $0.933                  108

VIP GROWTH OPPORTUNITIES PORTFOLIO
===================================================================================================================================
         From 1/1/03 to 12/31/03                                         $0.571                 $0.731                   57
         From 1/1/02 to 12/31/02                                         $0.742                 $0.571                   61
         From 1/1/01 to 12/31/01                                         $0.879                 $0.742                   64
         From 9/19/00* to 12/31/00                                       $1.000                 $0.879                   26

VIP GROWTH PORTFOLIO
===================================================================================================================================
         From 1/1/03 to 12/31/03                                         $0.475                 $0.622                  709
         From 1/1/02 to 12/31/02                                         $0.690                 $0.475                  618
         From 1/1/01 to 12/31/01                                         $0.850                 $0.690                  504
         From 7/6/00* to 12/31/00                                        $1.000                 $0.850                  227

MUTUAL SHARES SECURITIES FUND
===================================================================================================================================
         From 1/1/03 to 12/31/03                                         $1.094                 $1.350                  394
         From 1/1/02 to 12/31/02                                         $1.258                 $1.094                  417
         From 1/1/01 to 12/31/01                                         $1.191                 $1.258                  235
         From 1/1/00 to 12/31/00                                         $1.074                 $1.191                  112
         From 1/1/99 to 12/31/99                                         $1.033                 $1.074                    9
         From 12/11/98* to 12/31/98                                      $1.000                 $1.033                   25


* Date subaccount began operations.

                                                                        SUBACCOUNT           SUBACCOUNT        UNITS OUTSTANDING
                                                                        UNIT VALUE           UNIT VALUE         AT END OF PERIOD
                           SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD         (THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS FUND
===================================================================================================================================
         From 1/1/03 to 12/31/03                                         $1.069                 $1.614                   88
         From 1/1/02 to 12/31/02                                         $1.086                 $1.069                   96
         From 1/1/01 to 12/31/01                                         $1.198                 $1.086                  138
         From 1/1/00 to 12/31/00                                         $1.788                 $1.198                  185
         From 1/1/99 to 12/31/99                                         $1.182                 $1.788                  134
         From 8/18/98* to 12/31/98                                       $1.000                 $1.182                   22

TEMPLETON FOREIGN SECURITIES FUND
===================================================================================================================================
         From 1/1/03 to 12/31/03                                         $0.729                 $0.950                  638
         From 1/1/02 to 12/31/02                                         $0.907                 $0.729                  704
         From 1/1/01 to 12/31/01                                         $1.095                 $0.907                  748
         From 1/1/00 to 12/31/00                                         $1.137                 $1.095                  659
         From 1/1/99 to 12/31/99                                         $0.935                 $1.137                  321
         From 5/28/98* to 12/31/98                                       $1.000                 $0.935                  181

TEMPLETON GLOBAL ASSET ALLOCATION FUND
===================================================================================================================================
         From 1/1/03 to 12/31/03                                         $1.001                 $1.303                  148
         From 1/1/02 to 12/31/02                                         $1.062                 $1.001                  161
         From 1/1/01 to 12/31/01                                         $1.195                 $1.062                  200
         From 1/1/00 to 12/31/00                                         $1.211                 $1.195                  175
         From 1/1/99 to 12/31/99                                         $1.002                 $1.211                  103
         From 6/16/98* to 12/31/98                                       $1.000                 $1.002                   48

TEMPLETON GROWTH SECURITIES FUND
===================================================================================================================================
         From 1/1/03 to 12/31/03                                         $0.945                 $1.231                  287
         From 1/1/02 to 12/31/02                                         $1.175                 $0.945                  272
         From 1/1/01 to 12/31/01                                         $1.207                 $1.175                  258
         From 1/1/00 to 12/31/00                                         $1.142                 $1.207                  197
         From 1/1/99 to 12/31/99                                         $0.899                 $1.142                  125
         From 6/2/98* to 12/31/98                                        $1.000                 $0.899                   75

RYDEX VARIABLE TRUST SECTOR ROTATION FUND
===================================================================================================================================
         From 11/12/03* to 12/31/03                                      $1.000                 $1.152                   .6

SCUDDER VIT EAFE(R) EQUITY INDEX FUND
===================================================================================================================================
         From 1/1/03 to 12/31/03                                         $0.523                 $0.688                  230
         From 1/1/02 to 12/31/02                                         $0.677                 $0.523                  236
         From 1/1/01 to 12/31/01                                         $0.911                 $0.677                  279
         From 1/1/00 to 12/31/00                                         $1.108                 $0.911                  237
         From 11/10/99* to 12/31/99                                      $1.000                 $1.108                   44

SCUDDER VIT EQUITY 500 INDEX FUND
===================================================================================================================================
         From 1/1/03 to 12/31/03                                         $0.815                 $1.030                   60
         From 4/18/02* to 12/31/02                                       $1.000                 $0.815                   49

TECHNOLOGY PORTFOLIO
===================================================================================================================================
         From 1/1/03 to 12/31/03                                         $0.192                 $0.279                2,251
         From 1/1/02 to 12/31/02                                         $0.381                 $0.192                2,168
         From 1/1/01 to 12/31/01                                         $0.754                 $0.381                2,372
         From 1/10/00* to 12/31/00                                       $1.000                 $0.754                1,674


* Date subaccount began operations.

                                                                       SUBACCOUNT             SUBACCOUNT        UNITS OUTSTANDING
                                                                       UNIT VALUE             UNIT VALUE         AT END OF PERIOD
                           SUBACCOUNT                             BEGINNING OF PERIOD        END OF PERIOD         (THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SELECT
==================================================================================================================================
         From 1/1/03 to 12/31/03                                         $1.080                 $1.504                  368
         From 1/1/02 to 12/31/02                                         $1.293                 $1.080                  385
         From 1/1/01 to 12/31/01                                         $1.786                 $1.293                  487
         From 1/1/00 to 12/31/00                                         $1.840                 $1.786                  445
         From 2/17/99* to 12/31/99                                       $1.000                 $1.840                  210

WANGER INTERNATIONAL SMALL CAP
==================================================================================================================================
         From 1/1/03 to 12/31/03                                         $1.117                 $1.641                1,446
         From 1/1/02 to 12/31/02                                         $1.315                 $1.117                1,550
         From 1/1/01 to 12/31/01                                         $1.691                 $1.315                1,881
         From 1/1/00 to 12/31/00                                         $2.380                 $1.691                1,910
         From 1/1/99 to 12/31/99                                         $1.065                 $2.380                1,214
         From 6/17/98* to 12/31/98                                       $1.000                 $1.065                  381

WANGER SELECT
==================================================================================================================================
         From 1/1/03 to 12/31/03                                         $1.465                 $1.889                  295
         From 1/1/02 to 12/31/02                                         $1.608                 $1.465                  328
         From 1/1/01 to 12/31/01                                         $1.494                 $1.608                  475
         From 1/1/00 to 12/31/00                                         $1.384                 $1.494                  466
         From 2/17/99* to 12/31/99                                       $1.000                 $1.384                  243

WANGER U.S. SMALLER COMPANIES
===================================================================================================================================
         From 1/1/03 to 12/31/03                                         $0.938                 $1.325                4,856
         From 1/1/02 to 12/31/02                                         $1.143                 $0.938                5,440
         From 1/1/01 to 12/31/01                                         $1.040                 $1.143                6,514
         From 1/1/00 to 12/31/00                                         $1.149                 $1.040                6,644
         From 1/1/99 to 12/31/99                                         $0.931                 $1.149                4,017
         From 5/15/98* to 12/31/98                                       $1.000                 $0.931                1,825


BIG EDGE CONTRACTS


                                                                       SUBACCOUNT             SUBACCOUNT      UNITS OUTSTANDING
                                                                       UNIT VALUE             UNIT VALUE       AT END OF PERIOD
                           SUBACCOUNT                             BEGINNING OF PERIOD        END OF PERIOD       (THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------------
PHOENIX-ABERDEEN INTERNATIONAL
===================================================================================================================================
         From 1/1/03 to 12/31/03                                         $1.539                 $2.009                  738
         From 1/1/02 to 12/31/02                                         $1.825                 $1.539                1,059
         From 1/1/01 to 12/31/01                                         $2.427                 $1.825                1,303
         From 1/1/00 to 12/31/00                                         $2.911                 $2.427                1,732
         From 1/1/99 to 12/31/99                                         $2.271                 $2.911                2,159
         From 1/1/98 to 12/31/98                                         $1.793                 $2.271                2,641
         From 1/1/97 to 12/31/97                                         $1.616                 $1.793                2,998
         From 1/1/96 to 12/31/96                                         $1.376                 $1.616                3,337
         From 1/1/95 to 12/31/95                                         $1.268                 $1.376                3,762
         From 1/1/94 to 12/31/94                                         $1.280                 $1.268                5,926

PHOENIX-AIM MID-CAP EQUITY
===================================================================================================================================
         From 1/1/03 to 12/31/03                                         $0.938                 $1.191                   60
         From 1/30/02* to 12/31/02                                       $1.000                 $0.938                   60


* Date subaccount began operations.

                                                                       SUBACCOUNT             SUBACCOUNT      UNITS OUTSTANDING
                                                                       UNIT VALUE             UNIT VALUE       AT END OF PERIOD
                           SUBACCOUNT                             BEGINNING OF PERIOD        END OF PERIOD       (THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------------
PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX
===================================================================================================================================
         From 1/1/03 to 12/31/03                                         $0.904                 $1.129                  535
         From 1/1/02 to 12/31/02                                         $1.196                 $0.904                  735
         From 1/1/01 to 12/31/01                                         $1.371                 $1.196                1,047
         From 1/1/00 to 12/31/00                                         $1.565                 $1.371                1,105
         From 1/1/99 to 12/31/99                                         $1.330                 $1.565                1,082
         From 1/1/98 to 12/31/98                                         $1.020                 $1.330                1,139
         From 7/15/97* to 12/31/97                                       $1.000                 $1.020                  600

PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE
===================================================================================================================================
         From 1/1/03 to 12/31/03                                         $0.793                 $0.989                   64
         From 1/1/02 to 12/31/02                                         $1.068                 $0.793                   42
         From 1/1/01* to 12/31/01                                        $1.000                 $1.068                   43

PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES
===================================================================================================================================
         From 1/1/03 to 12/31/03                                         $2.259                 $3.092                  242
         From 1/1/02 to 12/31/02                                         $2.036                 $2.259                  282
         From 1/1/01 to 12/31/01                                         $1.929                 $2.036                   98
         From 1/1/00 to 12/31/00                                         $1.489                 $1.929                  221
         From 1/1/99 to 12/31/99                                         $1.436                 $1.489                  128
         From 1/1/98 to 12/31/98                                         $1.840                 $1.436                  282
         From 1/1/97 to 12/31/97                                         $1.523                 $1.840                  405
         From 1/1/96 to 12/31/96                                         $1.155                 $1.523                  189
         From 5/1/95* to 12/31/95                                        $1.000                 $1.155                   34

PHOENIX-ENGEMANN CAPITAL GROWTH
===================================================================================================================================
         From 1/1/03 to 12/31/03                                         $7.170                 $8.979                1,956
         From 1/1/02 to 12/31/02                                         $9.632                 $7.170                2,154
         From 1/1/01 to 12/31/01                                        $14.874                 $9.632                3,055
         From 1/1/00 to 12/31/00                                        $18.273                $14.874                3,895
         From 1/1/99 to 12/31/99                                        $14.232                $18.273                4,718
         From 1/1/98 to 12/31/98                                        $11.056                $14.232                5,404
         From 1/1/97 to 12/31/97                                         $9.222                $11.056                6,273
         From 1/1/96 to 12/31/96                                         $8.274                 $9.222                7,215
         From 1/1/95 to 12/31/95                                         $6.384                 $8.274                8,153
         From 1/1/94 to 12/31/94                                         $6.355                 $6.384                8,351

PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH
===================================================================================================================================
         From 1/1/03 to 12/31/03                                         $0.387                 $0.561                  448
         From 1/1/02 to 12/31/02                                         $0.549                 $0.387                  175
         From 1/1/01 to 12/31/01                                         $0.757                 $0.549                  150
         From 7/7/00* to 12/31/00                                        $1.000                 $0.757                  218

PHOENIX-GOODWIN MONEY MARKET
===================================================================================================================================
         From 1/1/03 to 12/31/03                                         $2.591                 $2.582                  845
         From 1/1/02 to 12/31/02                                         $2.580                 $2.591                1,949
         From 1/1/01 to 12/31/01                                         $2.510                 $2.580                2,017
         From 1/1/00 to 12/31/00                                         $2.391                 $2.510                1,638
         From 1/1/99 to 12/31/99                                         $2.304                 $2.391                3,253
         From 1/1/98 to 12/31/98                                         $2.214                 $2.304                2,845
         From 1/1/97 to 12/31/97                                         $2.126                 $2.214                2,264
         From 1/1/96 to 12/31/96                                         $2.045                 $2.126                3,460
         From 1/1/95 to 12/31/95                                         $1.954                 $2.045                3,457
         From 1/1/94 to 12/31/94                                         $1.901                 $1.954                4,649


* Date subaccount began operations.

                                                                       SUBACCOUNT             SUBACCOUNT      UNITS OUTSTANDING
                                                                       UNIT VALUE             UNIT VALUE       AT END OF PERIOD
                           SUBACCOUNT                             BEGINNING OF PERIOD        END OF PERIOD       (THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------------
PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME
===================================================================================================================================
         From 1/1/03 to 12/31/03                                         $4.941                 $5.605                  913
         From 1/1/02 to 12/31/02                                         $4.538                 $4.941                1,168
         From 1/1/01 to 12/31/01                                         $4.321                 $4.538                1,284
         From 1/1/00 to 12/31/00                                         $4.098                 $4.321                1,542
         From 1/1/99 to 12/31/99                                         $3.925                 $4.098                1,723
         From 1/1/98 to 12/31/98                                         $4.143                 $3.925                2,315
         From 1/1/97 to 12/31/97                                         $3.761                 $4.143                3,556
         From 1/1/96 to 12/31/96                                         $3.379                 $3.761                4,114
         From 1/1/95 to 12/31/95                                         $2.763                 $3.379                4,418
         From 1/1/94 to 12/31/94                                         $2.953                 $2.763                4,839

PHOENIX-KAYNE RISING DIVIDENDS
===================================================================================================================================
         From 1/1/03 to 12/31/03                                         $0.962                 $1.134                   23
         From 10/2/02* to 12/31/02                                       $1.000                 $0.962                   15

PHOENIX-KAYNE SMALL-CAP QUALITY VALUE
===================================================================================================================================
         From 10/7/03* to 12/31/03                                       $1.000                 $1.198                    7

PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT
===================================================================================================================================
         From 10/29/03* to 12/31/03                                      $1.000                 $1.226                    3

PHOENIX-LAZARD SMALL-CAP VALUE
===================================================================================================================================
         From 1/1/03 to 12/31/03                                         $0.975                 $1.341                   22
         From 10/2/02* to 12/31/02                                       $1.000                 $0.975                   14

PHOENIX-LAZARD U.S. MULTI-CAP
===================================================================================================================================
         From 9/3/03* to 12/31/03                                        $1.000                 $1.276                    2

PHOENIX-LORD ABBETT BOND-DEBENTURE
===================================================================================================================================

PHOENIX-LORD ABBETT LARGE-CAP VALUE
===================================================================================================================================
         From 1/1/03 to 12/31/03                                         $0.989                 $1.275                   40
         From 10/22/02* to 12/31/02                                      $1.000                 $0.989                   20

PHOENIX-LORD ABBETT MID-CAP VALUE
===================================================================================================================================
         From 1/1/03 to 12/31/03                                         $0.997                 $1.228                   51
         From 9/10/02* to 12/31/02                                       $1.000                 $0.997                   27

PHOENIX-MFS INVESTORS GROWTH STOCK
===================================================================================================================================
         From 1/1/03 to 12/31/03                                         $0.473                 $0.566                  537
         From 1/1/02 to 12/31/02                                         $0.671                 $0.473                  813
         From 1/1/01 to 12/31/01                                         $0.890                 $0.671                1,314
         From 2/24/00* to 12/31/00                                       $1.012                 $0.890                1,574
         From 12/28/99* to 12/31/99                                      $1.000                 $1.012                   62

PHOENIX-MFS INVESTORS TRUST
===================================================================================================================================
         From 1/1/03 to 12/31/03                                         $0.816                 $0.990                   42
         From 3/13/02 to 12/31/02                                        $1.000                 $0.816                   12

PHOENIX-MFS VALUE FUND
===================================================================================================================================
         From 1/1/03 to 12/31/03                                         $0.900                 $1.113                  279
         From 1/1/02 to 12/31/02                                         $1.055                 $0.900                  235
         From 10/29/01* to 12/31/01                                      $1.000                 $1.055                   44


* Date subaccount began operations.

                                                                       SUBACCOUNT             SUBACCOUNT      UNITS OUTSTANDING
                                                                       UNIT VALUE             UNIT VALUE       AT END OF PERIOD
                           SUBACCOUNT                             BEGINNING OF PERIOD        END OF PERIOD       (THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------------
PHOENIX-NORTHERN DOW 30
===================================================================================================================================
         From 1/1/03 to 12/31/03                                         $0.785                 $0.990                 220
         From 1/1/02 to 12/31/02                                         $0.938                 $0.785                 246
         From 1/30/01* to 12/31/01*                                      $1.000                 $0.938                 214

PHOENIX-NORTHERN NASDAQ-100 INDEX(R)
===================================================================================================================================
         From 1/1/03 to 12/31/03                                         $0.260                 $0.383               1,072
         From 1/1/02 to 12/31/02                                         $0.421                 $0.260                 152
         From 1/1/01 to 12/31/01                                         $0.635                 $0.421                 148
         From 8/30/00* to 12/31/00                                       $1.000                 $0.635                  98

PHOENIX-OAKHURST GROWTH AND INCOME
===================================================================================================================================
         From 1/1/03 to 12/31/03                                         $0.892                 $1.126                  543
         From 1/1/02 to 12/31/02                                         $1.163                 $0.892                  456
         From 1/1/01 to 12/31/01                                         $1.280                 $1.163                  735
         From 1/1/00 to 12/31/00                                         $1.384                 $1.280                  780
         From 1/1/99 to 12/31/99                                         $1.195                 $1.384                1,146
         From 3/4/98* to 12/31/98                                        $1.000                 $1.195                  429

PHOENIX-OAKHURST STRATEGIC ALLOCATION
===================================================================================================================================
         From 1/1/03 to 12/31/03                                         $5.263                 $6.246                5,950
         From 1/1/02 to 12/31/02                                         $6.013                 $5.263                6,730
         From 1/1/01 to 12/31/01                                         $5.963                 $6.013                7,478
         From 1/1/00 to 12/31/00                                         $5.987                 $5.963                8,681
         From 1/1/99 to 12/31/99                                         $5.435                 $5.987               10,148
         From 1/1/98 to 12/31/98                                         $4.544                 $5.435               11,665
         From 1/1/97 to 12/31/97                                         $3.801                 $4.544               13,378
         From 1/1/96 to 12/31/96                                         $3.521                 $3.801               15,341
         From 1/1/95 to 12/31/95                                         $3.009                 $3.521               18,038
         From 1/1/94 to 12/31/94                                         $3.082                 $3.009               19,981

PHOENIX-OAKHURST VALUE EQUITY
===================================================================================================================================
         From 1/1/03 to 12/31/03                                         $1.052                 $1.290                  274
         From 1/1/02 to 12/31/02                                         $1.361                 $1.052                  505
         From 1/1/01 to 12/31/01                                         $1.675                 $1.361                  460
         From 1/1/00 to 12/31/00                                         $1.280                 $1.675                  298
         From 1/1/99 to 12/31/99                                         $1.040                 $1.280                   58
         From 5/21/98* to 12/31/98                                       $1.000                 $1.040                   31

PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE
===================================================================================================================================
         From 1/1/03 to 12/31/03                                         $0.820                 $1.079                    9
         From 1/1/02 to 12/31/02                                         $0.969                 $0.820                    8
         From 4/17/01* to 12/31/01                                       $1.000                 $0.969                    2

PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE
===================================================================================================================================
         From 1/1/03 to 12/31/03                                         $0.973                 $1.358                  700
         From 1/1/02 to 12/31/02                                         $1.075                 $0.973                  900
         From 1/1/01 to 12/31/01                                         $0.883                 $1.075                  392
         From 1/1/00 to 12/31/00                                         $0.763                 $0.883                  117
         From 1/1/99 to 12/31/99                                         $0.858                 $0.763                   56
         From 3/17/98* to 12/31/98                                       $1.000                 $0.858                   96


* Date subaccount began operations.

                                                                       SUBACCOUNT             SUBACCOUNT      UNITS OUTSTANDING
                                                                       UNIT VALUE             UNIT VALUE       AT END OF PERIOD
                           SUBACCOUNT                             BEGINNING OF PERIOD        END OF PERIOD       (THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------------
PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE
===================================================================================================================================
         From 1/1/03 to 12/31/03                                         $0.982                 $1.399                  416
         From 1/1/02 to 12/31/02                                         $1.085                 $0.982                  510
         From 2/20/01* to 12/31/01                                       $1.000                 $1.085                  143

PHOENIX-SENECA MID-CAP GROWTH
===================================================================================================================================
         From 1/1/03 to 12/31/03                                         $0.873                 $1.113                  346
         From 1/1/02 to 12/31/02                                         $1.306                 $0.873                  684
         From 1/1/01 to 12/31/01                                         $1.766                 $1.306                  803
         From 1/1/00 to 12/31/00                                         $1.568                 $1.766                  998
         From 1/1/99 to 12/31/99                                         $1.088                 $1.568                  199
         From 4/16/98* to 12/31/98                                       $1.000                 $1.088                   43

PHOENIX-SENECA STRATEGIC THEME
===================================================================================================================================
         From 1/1/03 to 12/31/03                                         $1.124                 $1.527                  534
         From 1/1/02 to 12/31/02                                         $1.746                 $1.124                  575
         From 1/1/01 to 12/31/01                                         $2.428                 $1.746                1,251
         From 1/1/00 to 12/31/00                                         $2.770                 $2.428                1,470
         From 1/1/99 to 12/31/99                                         $1.805                 $2.770                1,023
         From 1/1/98 to 12/31/98                                         $1.260                 $1.805                  479
         From 1/1/97 to 12/31/97                                         $1.086                 $1.260                  737
         From 1/29/96* to 12/31/96                                       $1.000                 $1.086                  621

PHOENIX-STATE STREET RESEARCH SMALL-CAP GROWTH
===================================================================================================================================
         From 10/29/03* to 12/31/03                                      $1.000                 $1.525                   20

AIM V.I. CAPITAL APPRECIATION FUND
===================================================================================================================================
         From 1/1/03 to 12/31/03                                         $0.694                 $0.890                   62
         From 1/1/02 to 12/31/02                                         $0.927                 $0.694                   20
         From 8/2/01* to 12/31/01                                        $1.000                 $0.927                    3

AIM V.I. PREMIER EQUITY FUND
===================================================================================================================================
         From 1/1/03 to 12/31/03                                         $0.616                 $0.762                   75
         From 1/1/02 to 12/31/02                                         $0.892                 $0.616                   64
         From 5/8/01* to 12/31/01                                        $1.000                 $0.892                   52

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
===================================================================================================================================
         From 1/1/03 to 12/31/03                                         $0.404                 $0.539                  542
         From 1/1/02 to 12/31/02                                         $0.618                 $0.404                  343
         From 1/1/01 to 12/31/01                                         $0.742                 $0.618                  319
         From 6/20/00* to 12/31/00                                       $1.000                 $0.742                  267

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
===================================================================================================================================
         From 1/1/03 to 12/31/03                                         $1.261                 $1.278                  409
         From 1/1/02 to 12/31/02                                         $1.168                 $1.261                  762
         From 1/1/01 to 12/31/01                                         $1.102                 $1.168                  243
         From 2/8/00 to 12/31/00                                         $1.000                 $1.102                   47

FEDERATED HIGH INCOME BOND FUND II
===================================================================================================================================
         From 1/1/03 to 12/31/03                                         $0.943                 $1.141                  611
         From 1/1/02 to 12/31/02                                         $0.939                 $0.943                  557
         From 1/1/01 to 12/31/01                                         $0.936                 $0.939                  608
         From 3/31/00 to 12/31/00                                        $1.000                 $0.936                  451


* Date subaccount began operations.

                                                                       SUBACCOUNT             SUBACCOUNT      UNITS OUTSTANDING
                                                                       UNIT VALUE             UNIT VALUE       AT END OF PERIOD
                           SUBACCOUNT                             BEGINNING OF PERIOD        END OF PERIOD       (THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------------
VIP CONTRAFUND(R) PORTFOLIO
===================================================================================================================================
         From 1/1/03 to 12/31/03                                         $0.728                 $0.925                  488
         From 1/1/02 to 12/31/02                                         $0.812                 $0.728                  391
         From 1/1/01 to 12/31/01                                         $0.936                 $0.812                  144
         From 7/7/00* to 12/31/00                                        $1.000                 $0.936                  141

VIP GROWTH OPPORTUNITIES PORTFOLIO
===================================================================================================================================
         From 1/1/03 to 12/31/03                                         $0.561                 $0.720                   89
         From 1/1/02 to 12/31/02                                         $0.726                 $0.561                   90
         From 1/1/01 to 12/31/01                                         $0.857                 $0.726                   62
         From 7/7/00* to 12/31/00                                        $1.000                 $0.857                   55

VIP GROWTH PORTFOLIO
===================================================================================================================================
         From 1/1/03 to 12/31/03                                         $0.475                 $0.624                  237
         From 1/1/02 to 12/31/02                                         $0.687                 $0.475                  304
         From 1/1/01 to 12/31/01                                         $0.843                 $0.687                  307
         From 7/7/00* to 12/31/00                                        $1.000                 $0.843                  216

MUTUAL SHARES SECURITIES FUND
===================================================================================================================================
         From 1/1/03 to 12/31/03                                         $0.888                 $1.101                  406
         From 1/1/02 to 12/31/02                                         $1.018                 $0.888                  404
         From 1/26/01* to 12/31/01                                       $1.000                 $1.018                  175

TEMPLETON DEVELOPING MARKETS SECURITIES FUND
===================================================================================================================================
         From 1/1/03 to 12/31/03                                         $0.485                 $0.735                  515
         From 1/1/02 to 12/31/02                                         $0.491                 $0.485                  527
         From 1/1/01 to 12/31/01                                         $0.539                 $0.491                  539
         From 1/1/00 to 12/31/00                                         $0.802                 $0.539                  587
         From 1/1/99 to 12/31/99                                         $0.528                 $0.802                  721
         From 1/1/98 to 12/31/98                                         $0.676                 $0.528                  711
         From 5/15/97* to 12/31/97                                       $1.000                 $0.676                  718

TEMPLETON FOREIGN SECURITIES FUND
===================================================================================================================================
         From 1/1/03 to 12/31/03                                         $0.832                 $1.089                   93
         From 1/1/02 to 12/31/02                                         $1.032                 $0.832                  171
         From 1/1/01 to 12/31/01                                         $1.241                 $1.032                  155
         From 1/1/00 to 12/31/00                                         $1.283                 $1.241                  196
         From 1/1/99 to 12/31/99                                         $1.052                 $1.283                  201
         From 1/1/98 to 12/31/98                                         $0.974                 $1.052                  211
         From 7/2/97* to 12/31/97                                        $1.000                 $0.974                  144

TEMPLETON GLOBAL ASSET ALLOCATION FUND
===================================================================================================================================
         From 1/1/03 to 12/31/03                                         $1.100                 $1.438                    6
         From 1/1/02 to 12/31/02                                         $1.162                 $1.100                    6
         From 1/1/01 to 12/31/01                                         $1.304                 $1.162                   17
         From 1/1/00 to 12/31/00                                         $1.316                 $1.304                   69
         From 1/1/99 to 12/31/99                                         $1.085                 $1.316                  128
         From 1/1/98 to 12/31/98                                         $1.033                 $1.085                  131
         From 6/2/97* to 12/31/97                                        $1.000                 $1.033                  152


* Date subaccount began operations.

                                                                       SUBACCOUNT             SUBACCOUNT      UNITS OUTSTANDING
                                                                       UNIT VALUE             UNIT VALUE       AT END OF PERIOD
                           SUBACCOUNT                             BEGINNING OF PERIOD        END OF PERIOD       (THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------------
TEMPLETON GROWTH SECURITIES FUND
===================================================================================================================================
         From 1/1/03 to 12/31/03                                         $1.134                 $1.484                  160
         From 1/1/02 to 12/31/02                                         $1.406                 $1.134                  170
         From 1/1/01 to 12/31/01                                         $1.439                 $1.406                  144
         From 1/1/00 to 12/31/00                                         $1.356                 $1.439                  125
         From 1/1/99 to 12/31/99                                         $1.063                 $1.356                   48
         From 1/1/98 to 12/31/98                                         $1.064                 $1.063                  123
         From 5/1/97* to 12/31/97                                        $1.000                 $1.064                  116

RYDEX VARIABLE TRUST SECTOR ROTATION FUND
===================================================================================================================================
         From 9/3/03* to 12/31/03                                        $1.000                 $1.155                   26

SCUDDER VIT EAFE(R) EQUITY INDEX FUND
===================================================================================================================================
         From 1/1/03 to 12/31/03                                         $0.562                 $0.742                   67
         From 1/1/02 to 12/31/02                                         $0.724                 $0.562                  134
         From 1/1/01 to 12/31/01                                         $0.971                 $0.724                  120
         From 1/1/00 to 12/31/00                                         $1.177                 $0.971                   56
         From 9/23/99* to 12/31/99                                       $1.000                 $1.177                   22

SCUDDER VIT EQUITY 500 INDEX FUND
===================================================================================================================================
         From 1/1/03 to 12/31/03                                         $0.819                 $1.039                  630
         From 3/11/02* to 12/31/02                                       $1.000                 $0.819                  299

TECHNOLOGY PORTFOLIO
===================================================================================================================================
         From 1/1/03 to 12/31/03                                         $0.200                 $0.292                1,255
         From 1/1/02 to 12/31/02                                         $0.395                 $0.200                  900
         From 1/1/01 to 12/31/01                                         $0.780                 $0.395                1,112
         From 1/1/00 to 12/31/00                                         $1.031                 $0.780                1,291
         From 12/24/99* to 12/31/99                                      $1.000                 $1.031                  163

WANGER INTERNATIONAL SELECT
===================================================================================================================================
         From 1/1/03 to 12/31/03                                         $0.607                 $0.849                   81
         From 1/1/02 to 12/31/02                                         $0.724                 $0.607                   52
         From 1/1/01 to 12/31/01                                         $0.996                 $0.724                  170
         From 6/20/00* to 12/31/00                                       $1.000                 $0.996                  204

WANGER INTERNATIONAL SMALL CAP
===================================================================================================================================
         From 1/1/03 to 12/31/03                                         $1.939                 $2.858                  656
         From 1/1/02 to 12/31/02                                         $2.273                 $1.939                  865
         From 1/1/01 to 12/31/01                                         $2.912                 $2.273                  983
         From 1/1/00 to 12/31/00                                         $4.083                 $2.912                1,183
         From 1/1/99 to 12/31/99                                         $1.821                 $4.083                1,216
         From 1/1/98 to 12/31/98                                         $1.581                 $1.821                1,320
         From 1/1/97 to 12/31/97                                         $1.620                 $1.581                1,630
         From 1/1/96 to 12/31/96                                         $1.240                 $1.620                1,632
         From 5/1/95* to 12/31/95                                        $1.000                 $1.240                  194

WANGER SELECT
===================================================================================================================================
         From 1/1/03 to 12/31/03                                         $1.162                 $1.503                  116
         From 1/1/02 to 12/31/02                                         $1.270                 $1.162                  171
         From 1/1/01 to 12/31/01                                         $1.085                 $1.270                  125
         From 1/1/00 to 12/31/00                                         $1.085                 $1.176                  125
         From 3/8/99* to 12/31/99                                        $1.000                 $1.085                   21


* Date subaccount began operations.

                                                                       SUBACCOUNT             SUBACCOUNT      UNITS OUTSTANDING
                                                                       UNIT VALUE             UNIT VALUE       AT END OF PERIOD
                           SUBACCOUNT                             BEGINNING OF PERIOD        END OF PERIOD       (THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES
===================================================================================================================================
         From 1/1/03 to 12/31/03                                         $2.370                 $3.360                  647
         From 1/1/02 to 12/31/02                                         $2.877                 $2.370                  801
         From 1/1/01 to 12/31/01                                         $2.870                 $2.877                  946
         From 1/1/00 to 12/31/00                                         $2.870                 $2.609                1,210
         From 1/1/99 to 12/31/99                                         $2.317                 $2.870                1,825
         From 1/1/98 to 12/31/98                                         $2.154                 $2.317                3,662
         From 1/1/97 to 12/31/97                                         $1.681                 $2.154                3,346
         From 1/1/96 to 12/31/96                                         $1.158                 $1.681                2,888
         From 5/1/95* to 12/31/95                                        $1.000                 $1.158                  460


* Date subaccount began operations.
                                       D-21

                                                                     [VERSION C]
                       THE PHOENIX EDGE(R)-VA FOR NEW YORK
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT

                    ISSUED BY: PHOENIX LIFE INSURANCE COMPANY


PROSPECTUS                                                           MAY 1, 2004
    This prospectus describes a variable and fixed accumulation deferred annuity contract offered to groups and individuals. The contract is designed to provide you with retirement income in the future. The contract offers a variety of variable and fixed investment options. You may allocate premium payments and contract value to one or more of the subaccounts of the Phoenix Life Variable Accumulation Account ("Separate Account") and the Guaranteed Interest Account ("GIA"). The assets of each subaccount will be used to purchase, at net asset value, shares of a series in the following designated funds.

THE PHOENIX EDGE SERIES FUND
----------------------------
   >   Phoenix-Aberdeen International Series
   >   Phoenix-AIM Mid-Cap Equity Series
   >   Phoenix-Alliance/Bernstein Enhanced Index Series
   >   Phoenix-Alliance/Bernstein Growth + Value Series
   >   Phoenix-Duff & Phelps Real Estate Securities Series
   >   Phoenix-Engemann Capital Growth Series
   >   Phoenix-Engemann Small & Mid-Cap Growth Series
   >   Phoenix-Goodwin Money Market Series
   >   Phoenix-Goodwin Multi-Sector Fixed Income Series
   >   Phoenix-Goodwin Multi-Sector Short Term Bond Series
   >   Phoenix-Kayne Rising Dividends Series
   >   Phoenix-Kayne Small-Cap Quality Value Series
   >   Phoenix-Lazard International Equity Select Series
   >   Phoenix-Lazard Small-Cap Value Series
   >   Phoenix-Lazard U.S. Multi-Cap Series
   >   Phoenix-Lord Abbett Bond-Debenture Series
   >   Phoenix-Lord Abbett Large-Cap Value Series
   >   Phoenix-Lord Abbett Mid-Cap Value Series
   >   Phoenix-MFS Investors Growth Stock Series
   >   Phoenix-MFS Investors Trust Series
   >   Phoenix-MFS Value Series
   >   Phoenix-Northern Dow 30 Series
   >   Phoenix-Northern Nasdaq-100 Index(R) Series
   >   Phoenix-Oakhurst Growth and Income Series
   >   Phoenix-Oakhurst Strategic Allocation Series
   >   Phoenix-Oakhurst Value Equity Series
   >   Phoenix-Sanford Bernstein Global Value Series
   >   Phoenix-Sanford Bernstein Mid-Cap Value Series
   >   Phoenix-Sanford Bernstein Small-Cap Value Series
   >   Phoenix-Seneca Mid-Cap Growth Series
   >   Phoenix-Seneca Strategic Theme Series
   >   Phoenix-State Street Research Small-Cap Growth Series

AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------
   >   AIM V.I. Capital Appreciation Fund
   >   AIM V.I. Premier Equity Fund

THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------
   >   Alger American Leveraged AllCap Portfolio

FEDERATED INSURANCE SERIES
--------------------------
   >   Federated Fund for U.S. Government Securities II
   >   Federated High Income Bond Fund II - Primary Shares

FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
-------------------------------------------------------
   >   VIP Contrafund(R) Portfolio
   >   VIP Growth Opportunities Portfolio
   >   VIP Growth Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
--------------------------------------------------------------
   >   Mutual Shares Securities Fund
   >   Templeton Developing Markets Securities Fund *
   >   Templeton Foreign Securities Fund
   >   Templeton Global Asset Allocation Fund *
   >   Templeton Growth Securities Fund

THE RYDEX VARIABLE TRUST
------------------------
   >   Rydex Variable Trust Juno Fund
   >   Rydex Variable Trust Nova Fund
   >   Rydex Variable Trust Sector Rotation Fund

SCUDDER INVESTMENTS VIT FUNDS - CLASS A
---------------------------------------
   >   Scudder VIT EAFE(R) Equity Index Fund
   >   Scudder VIT Equity 500 Index Fund

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
--------------------------------------------------------
   >   Technology Portfolio

WANGER ADVISORS TRUST
---------------------
   >   Wanger International Select
   >   Wanger International Small Cap
   >   Wanger Select
   >   Wanger U.S. Smaller Companies


  * Not available to new investors

    The contract is not a deposit or obligation of, underwritten or guaranteed by, any financial institution, credit union or affiliate. It is not federally insured by the Federal Deposit Insurance Corporation or any other state or federal agency. Contract investments are subject to risk, including the fluctuation of contract values and possible loss of principal.

    The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

    It may not be in your best interest to purchase a contract to replace an existing annuity contract or life insurance policy. You must understand the basic features of the proposed contract and your existing coverage before you decide to replace your present coverage. You must also know if the replacement will result in any tax liability.


    This prospectus provides important information that a prospective investor ought to know before investing. This prospectus should be kept for future reference. A Statement of Additional Information ("SAI") dated May 1, 2004, is incorporated by reference and has been filed with the SEC and is available free of charge by contacting us at the address or phone number listed below. A table of contents for the SAI is available on the last page of this prospectus.


IF YOU HAVE ANY QUESTIONS,     [LOGO OF LETTER]   PHOENIX LIFE INSURANCE COMPANY
PLEASE CONTACT:                                      ANNUITY OPERATIONS DIVISION
                                                                     PO Box 8027
                                                           Boston, MA 02266-8027
                                [LOGO OF PHONE]                TEL. 800/541-0171

                  TABLE OF CONTENTS


-------------------------------------------------------------------
Heading                                                        Page
-------------------------------------------------------------------
SUMMARY OF EXPENSES.......................................        3
CONTRACT SUMMARY..........................................        7
FINANCIAL HIGHLIGHTS......................................       10
PERFORMANCE HISTORY.......................................       10
THE VARIABLE ACCUMULATION ANNUITY.........................       10
PHOENIX AND THE SEPARATE ACCOUNT .........................       10
INVESTMENTS OF THE SEPARATE ACCOUNT.......................       10
GIA.......................................................       11
PURCHASE OF CONTRACTS.....................................       11
DEDUCTIONS AND CHARGES....................................       12
   Deductions from the Separate Account...................       12
   Reduced Charges, Credits and Bonus Guaranteed..........       13
THE ACCUMULATION PERIOD...................................       13
   Accumulation Units.....................................       13
   Accumulation Unit Values...............................       14
   Transfers .............................................       14
   Disruptive Trading and Market Timing...................       14
   Optional Programs and Riders...........................       15
   Surrender of Contract; Partial Withdrawals.............       17
   Lapse of Contract......................................       18
   Payment Upon Death Before Maturity Date ...............       18
THE ANNUITY PERIOD........................................       19
   Variable Accumulation Annuity Contracts................       19
   Annuity Payment Options ...............................       20
   Other Conditions.......................................       21
   Payment Upon Death After Maturity Date.................       22
VARIABLE ACCOUNT VALUATION PROCEDURES.....................       22
   Valuation Date.........................................       22
   Valuation Period.......................................       22
   Accumulation Unit Value................................       22
   Net Investment Factor..................................       22
MISCELLANEOUS PROVISIONS..................................       22
   Assignment.............................................       22
   Deferment of Payment ..................................       22
   Free Look Period.......................................       22
   Amendments to Contracts................................       23
   Substitution of Fund Shares............................       23
   Ownership of the Contract..............................       23
FEDERAL INCOME TAXES......................................       23
   Introduction...........................................       23
   Income Tax Status......................................       23
   Taxation of Annuities in General--Nonqualified Plans...       23
   Additional Considerations..............................       24
   Owner Control..........................................       25
   Diversification Standards .............................       26
   Taxation of Annuities in General--Qualified Plans.......      26
SALES OF VARIABLE ACCUMULATION CONTRACTS..................       29
SERVICING AGENT...........................................       30
STATE REGULATION..........................................       30
REPORTS...................................................       30
VOTING RIGHTS.............................................       30
TEXAS OPTIONAL RETIREMENT PROGRAM.........................       30
LEGAL MATTERS.............................................       30
SAI TABLE OF CONTENTS.....................................       30
APPENDIX A - INVESTMENT OPTIONS...........................      A-1
APPENDIX B - GLOSSARY OF SPECIAL TERMS....................      B-1
APPENDIX C - DEDUCTIONS FOR TAXES.........................      C-1
APPENDIX D - FINANCIAL HIGHLIGHTS.........................      D-1

SUMMARY OF EXPENSES
--------------------------------------------------------------------------------

    The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract.

---------------------------------------------------------------------------
CONTRACT OWNER TRANSACTION EXPENSES
    Deferred Surrender Charge (as a percentage of amount
      surrendered:
       Age of Payment in Complete Years 0......................         7%
       Age of Payment in Complete Years 1......................         6%
       Age of Payment in Complete Years 2......................         5%
       Age of Payment in Complete Years 3......................         4%
       Age of Payment in Complete Years 4......................         3%
       Age of Payment in Complete Years 5......................         2%
       Age of Payment in Complete Years 6......................         1%
       Age of Payment in Complete Years 7+.....................        None

    Transfer Charge 1
       Current ................................................        None
       Maximum.................................................        $20

This table describes the fees and expenses that you will
pay at the time that you purchase the contract, surrender
the contract or transfer value between the subaccounts.
State premium taxes may also be deducted.
---------------------------------------------------------------------------

---------------------------------------------------------------------------


ANNUAL ADMINISTRATIVE CHARGE
    Maximum(2).................................................       $35

ENHANCED DEATH BENEFIT OPTION 1 RIDER (as a percentage of
    contract value)(3).........................................       .05%

GUARANTEED MINIMUM INCOME BENEFIT
RIDER (GMIB) FEE (4) (as a percentage of the
    guaranteed annuitization value)............................       .60%

ANNUAL SEPARATE ACCOUNT EXPENSES (as a percentage of average account value)

    DEATH BENEFIT OPTION 1 - RETURN OF PREMIUM
    ------------------------------------------
    Mortality and Expense Risk Fee.............................      .775%
    Daily Administrative Fee...................................      .125%
                                                                     -----
    Total Annual Separate Account Expenses.....................      .900%

    DEATH BENEFIT OPTION 2 - ANNUAL STEP-UP
    ---------------------------------------
    Mortality and Expense Risk Fee.............................     1.125%
    Daily Administrative Fee...................................      .125%
                                                                    ------
    Total Annual Separate Account Expenses.....................     1.250%

These tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including annual fund fees and expenses.
---------------------------------------------------------------------------

---------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
                                                     Minimum       Maximum
                                                     -------       -------
    Total Annual Fund Operating
    Expenses (expenses that are
    deducted from the fund assets
    include management fees,
    12b-1 fees and other expenses).............       0.30%          5.73%

This table shows the minimum and maximum total operating expenses for the year ended 12/31/03, charged by the fund companies that you may pay periodically during the time that you own the contract. More detail concerning the funds'
fees and total and net fund operating expenses can be found after the Expense
Examples and are contained in the fund prospectuses.
---------------------------------------------------------------------------

(1) We reserve the right to impose a transfer charge of up to $20 per transfer after the first 2 transfers in each contract year. See "Transfers."
(2) This charge is deducted annually on the contract anniversary on a pro rata basis from each of the selected investment options. See "Deductions and Charges."
(3) This charge is assessed against the issue payment and each contract anniversary against the contract value. See "Deductions and Charges."
(4) The Guaranteed Minimum Income Benefit Rider is an optional rider. The fee for this rider will be deducted annually on the contract anniversary, only if the rider is selected. See "Optional Programs and Riders."

EXPENSE EXAMPLES

    If you surrender your contract at the end of the applicable time period, your maximum costs would be:

EXPENSE EXAMPLES
    If you surrender your contract at the end of the applicable time period, your maximum costs would be:

DEATH BENEFIT OPTION 1
----------------------

1 Year       3 Years        5 Years       10 Years
------       -------        -------       --------
$1,342       $2,632         $3,865         $6,543

DEATH BENEFIT OPTION 2
----------------------

1 Year       3 Years        5 Years       10 Years
------       -------        -------       --------
$1,368       $2,704         $3,974         $6,710

    If you annuitize your contract at the end of the applicable time period, your maximum costs would be:

DEATH BENEFIT OPTION 1
----------------------

1 Year       3 Years        5 Years       10 Years
------       -------        -------       --------
$1,342       $2,632          $3,466        $6,543

DEATH BENEFIT OPTION 2
----------------------

1 Year       3 Years        5 Years       10 Years
------       -------        -------       --------
$1,368        $2,704        $3,580         $6,710

       If you do not surrender or annuitize your contract at the end of the applicable time period, your maximum costs would be:

DEATH BENEFIT OPTION 1
----------------------

1 Year       3 Years        5 Years       10 Years
------       -------        -------       --------
 $727         $2,129         $3,466         $6,543

DEATH BENEFIT OPTION 2
----------------------

1 Year       3 Years        5 Years       10 Years
------       -------        -------       --------
 $755         $2,206        $3,580         $6,710

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses and the maximum fund fees and expenses that were charged for the year ended 12/31/03. The examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the funds. Your actual costs may be higher or lower based on these assumptions.

--------------------------------------------------------------------------------

ANNUAL FUND EXPENSES (as a percentage of fund average net assets for the year ended 12/31/03)


-----------------------------------------------------------------------------------------------------------------------------------
                                                           Investment       Rule        Other Operating       Total Annual Fund
                      Series                             Management Fee   12b-1 Fees        Expenses               Expenses
-----------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                                0.75%          N/A             0.32%                  1.07%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity                                    0.85%          N/A             1.42% (3)              2.27% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index                     0.45%          N/A             0.29% (2)              0.74% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value                     0.85%          N/A             1.80% (3)              2.65% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities                  0.75%          N/A             0.32%                  1.07%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth                               0.66%          N/A             0.19%                  0.85%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth                       0.90%          N/A             0.83% (4)              1.73% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market                                  0.40%          N/A             0.19%                  0.59%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income                     0.50%          N/A             0.24%                  0.74%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond                  0.50%(6)       N/A             1.06% (2, 7)           1.56% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends                                0.70%          N/A             1.67% (1)              2.37% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value                         0.90%          N/A             4.83% (1)              5.73% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select                    0.90%          N/A             1.13% (1)              2.03% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value                                0.90%          N/A             2.43% (1)              3.33% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap                                 0.80%          N/A             3.92% (1)              4.72% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture                            0.75%          N/A             1.77% (1)              2.52% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value                           0.75%          N/A             1.10% (1)              1.85% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value                             0.85%          N/A             2.32% (1)              3.17% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock                            0.75%          N/A             0.42% (3)              1.17% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust                                   0.75%          N/A             3.17% (3)              3.92% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value                                             0.75%          N/A             0.88% (3)              1.63% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30                                       0.35%          N/A             0.66% (3)              1.01% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)                          0.35%          N/A             1.10% (3)              1.45% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income                            0.70%          N/A             0.31% (3)              1.01% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation                         0.58%          N/A             0.19%                  0.77%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity                                 0.70%          N/A             0.32% (3)              1.02% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value                        0.90%          N/A             1.11% (3)              2.01% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value                       1.05%          N/A             0.32% (3)              1.37% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value                     1.05%          N/A             0.47% (3)              1.52% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                                 0.80%          N/A             0.36% (4)              1.16% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme                                0.75%          N/A             0.30%                  1.05%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth                0.85%          N/A             2.89% (1)              3.74% (8)
-----------------------------------------------------------------------------------------------------------------------------------

(1) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.15% of the series' average net assets.
(2) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.20% of the series' average net assets.
(3) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.25% of the series' average net assets.
(4) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.35% of the series' average net assets.
(5) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.40% of the series' average net assets.
(6) The advisor voluntarily agreed to waive this series' investment management fee through May 31, 2004.
(7) The series' other operating expenses have been annualized based on actual operating expenses for the period ended December 31, 2003.
(8) The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.

                                                                 Net Annual
                                                 Reimbursements     Fund
Series                                              & Waivers     Expenses
------                                              ---------     --------
Phoenix-AIM Mid-Cap Equity                           (1.17%)        1.10%
Phoenix-Alliance/Bernstein Enhanced Index            (0.09%)        0.65%
Phoenix-Alliance/Bernstein Growth + Value            (1.55%)        1.10%
Phoenix-Engemann Small & Mid-Cap Growth              (0.48%)        1.25%
Phoenix-Goodwin Multi-Sector Short Term Value        (0.86%)        0.70%
Phoenix-Kayne Rising Dividends                       (1.52%)        0.85%
Phoenix-Kayne Small-Cap Quality Value                (4.68%)        1.05%
Phoenix-Lazard International Equity Select           (0.98%)        1.05%
Phoenix-Lazard Small-Cap Value                       (2.28%)        1.05%
Phoenix-Lazard U.S. Multi-Cap                        (3.77%)        0.95%
Phoenix-Lord Abbett Bond-Debenture                   (1.62%)        0.90%
Phoenix-Lord Abbett Large-Cap Value                  (0.95%)        0.90%
Phoenix-Lord Abbett Mid-Cap Value                    (2.17%)        1.00%
Phoenix-MFS Investors Growth Stock                   (0.17%)        1.00%
Phoenix-MFS Investors Trust                          (2.92%)        1.00%
Phoenix-MFS Value                                    (0.63%)        1.00%
Phoenix-Northern Dow 30                              (0.41%)        0.60%
Phoenix-Northern Nasdaq-100 Index(R)                 (0.85%)        0.60%
Phoenix-Oakhurst Growth and Income                   (0.06%)        0.95%
Phoenix-Oakhurst Value Equity                        (0.07%)        0.95%
Phoenix-Sanford Bernstein Global Value               (0.86%)        1.15%
Phoenix-Sanford Bernstein Mid-Cap Value              (0.07%)        1.30%
Phoenix-Sanford Bernstein Small-Cap Value            (0.22%)        1.30%
Phoenix-Seneca Mid-Cap Growth                        (0.01%)        1.15%
Phoenix-State Street Research Small-Cap Growth       (2.74%)        1.00%

(9) These rates recognize that, effective June 1, 2004, the investment management fee will no longer be waived. Before June 1, 2004, these ratesx are (1.36%) and 0.20%, respectively.


(NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated at any time without notice.)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      Net Annual
                                                                 Rule                                                Fund Expenses
                                                   Investment  12b-1 or      Other                    Contractual       After
                                                   Management   Service    Operating   Total Annual  Reimbursements  Reimbursements
                     Series                           Fee         Fees     Expenses   Fund Expenses    & Waivers      & Waivers
-----------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                   0.61%        N/A        0.24%        0.85%         (0.00%)         0.85%
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                         0.61%        N/A        0.24%        0.85%         (0.00%)         0.85%
-----------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND - CLASS O SHARES
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio            0.85%        N/A        0.12%        0.97%         (0.00%)         0.97%
-----------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II     0.60%       0.25% (1)   0.12%        0.97%           ---           --- (12)
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary
Shares                                               0.60%       0.25% (1)   0.15%        1.00%           ---           --- (12)
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS -
 SERVICE CLASS
-----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio (2)                      0.58%       0.10%       0.09%        0.77%           ---           --- (12)
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio (2)               0.58%       0.10%       0.14%        0.82%           ---           --- (12)
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio (3)                             0.58%       0.10%       0.09%        0.77%           ---           --- (12)
-----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
 TRUST - CLASS 2
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                        0.60%       0.25% (4)   0.20%        1.05%         (0.00%)         1.05%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund         1.25%       0.25%       0.30%        1.80%         (0.00%)         1.80%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                    0.69% (5)   0.25%       0.22%        1.16%         (0.04%)         1.12%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund               0.61% (5)   0.25%       0.21%        1.07%         (0.01%)         1.06%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund (6)                 0.81%       0.25% (4)   0.07%        1.13%         (0.00%)         1.13%
-----------------------------------------------------------------------------------------------------------------------------------
THE RYDEX VARIABLE TRUST
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund (7)                   0.90%        N/A        0.79%        1.69%         (0.00%)         1.69%
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                       0.75%        N/A        0.79%        1.54%         (0.00%)         1.54%
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund            0.90%        N/A        0.80%        1.70%         (0.00%)         1.70%
-----------------------------------------------------------------------------------------------------------------------------------
SCUDDER INVESTMENTS VIT FUNDS - CLASS A
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R)Equity Index Fund (8)             0.45%        N/A        0.64%        1.09%         (0.44%)         0.65%
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund (9)                0.20%        N/A        0.10%        0.30%         (0.00%)         0.30%
-----------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS
 I SHARES
-----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio (10)                            0.80%        N/A        0.53%        1.33%           ---           --- (12)
-----------------------------------------------------------------------------------------------------------------------------------
WANGER ADVISORS TRUST
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select (11)                     1.00%        N/A        0.54%        1.54%         (0.09%)         1.45%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                       1.22%        N/A        0.19%        1.41%         (0.00%)         1.41%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                        0.95%        N/A        0.20%        1.15%         (0.00%)         1.15%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                        0.93%        N/A        0.06%        0.99%         (0.00%)         0.99%
-----------------------------------------------------------------------------------------------------------------------------------

(1)  The fund has voluntarily agreed to waive this service fee.
(2) A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.
(3) A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. These offsets may be discontinued at any time.
(4) While the maximum amount payable under the fund's Rule 12b-1 plan is 0.35% per year of the fund's average annual net assets, the fund's Board of Trustees has set the current rate at 0.25% per year.
(5) The advisor has contractually agreed to reduce its investment management fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton money fund. This reduction is required by the fund's Board of Trustees and an order by the SEC. After such reductions, the management fees are 0.65% for the Templeton Foreign Securities Fund and 0.60% for the Templeton Global Asset Allocation Fund.
(6) The fund administration fee is paid indirectly through the investment management fee.
(7)  The funds' operating expenses have been annualized.
(8) The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund in excess of 0.65% of the average daily net assets until April 30, 2005.
(9) The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund in excess of 0.30% of the average daily net assets until April 30, 2005.
(10) The advisor has agreed to reduce fees payable to it and to reimburse expenses of the portfolio in excess of 1.15% (excluding interest and extraordinary expenses).
(11) The advisor has contractually agreed to limit net annual fund expenses to 1.45% of the series' average net assets until April 30, 2005.
(12) The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.

                      Series                       Non-contractual Reimbursements & Waivers       Net Annual Fund Expenses
                      ------                       ----------------------------------------       ------------------------
Federated Fund for U.S. Government Securities II                    (0.25%)                                0.72%
Federated High Income Bond Fund II - Primary Shares                 (0.25%)                                0.75%
VIP Contrafund(R)Portfolio                                          (0.02%)                                0.75%
VIP Growth Opportunities Portfolio                                  (0.02%)                                0.80%
VIP Growth Portfolio                                                (0.03%)                                0.74%
Technology Portfolio                                                (0.18%)                                1.15%


  (NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated at any time without notice.)

CONTRACT SUMMARY
--------------------------------------------------------------------------------

    This summary describes the general provisions of the contract.

    Certain provisions of the contract described in this prospectus may differ in a particular state because of specific state requirements.


    This prospectus is a disclosure document which summarizes your rights under the annuity product that you are purchasing. As with any summary it may differ in certain instances from the underlying annuity contract. You should read your annuity contract carefully.

    Please refer to the "Glossary of Special Terms" in Appendix B.


OVERVIEW
    The contract offers a dynamic idea in retirement planning. It is designed to give you maximum flexibility in obtaining your investment goals. The contract is intended for those seeking income and for those seeking long-term tax-deferred accumulation of assets to provide income for retirement or other purposes. Those considering the contract for other purposes should consult with their tax advisors. Participants in qualified plans should note that they likely would not benefit from the tax deferral provided by an annuity contract, and should not consider the contract for its tax treatment, but for its investment and annuity benefits.

    The contract offers a combination of investment options, both variable and fixed. Investments in the variable options provide results which vary and depend upon the performance of the underlying fund, while investments in the GIA provide guaranteed interest earnings subject to certain conditions. Please refer to "GIA" for a detailed discussion of the GIA.

    You also select a benefit option which is suitable in meeting your financial objectives. Each benefit option differs in the amount of mortality and expense risk charge, in how the death benefit is calculated and in the amount of contract value you may withdraw without surrender charges each contract year. See "The Accumulation Period--Payment Upon Death Before the Maturity Date" for a complete description.

    For more information, see "Purchase of Contracts."

INVESTMENT FEATURES

FLEXIBLE PAYMENTS
>   You may make payments anytime until the maturity date.

>   You can vary the amount and frequency of your payments.

>   Other than the Minimum Initial Payment, there are no required payments.

MINIMUM CONTRIBUTION
> Generally, the Minimum Initial Payment is $1,000.

ALLOCATION OF PREMIUMS AND CONTRACT VALUE
>   Payments are invested in one or more of the subaccounts and the GIA.

> Transfers between the subaccounts and into the GIA can be made anytime. Transfers from the GIA are subject to rules discussed in "GIA" and in "The Accumulation Period--Transfers."

> The contract value varies with the investment performance of the funds and is not guaranteed.

> The contract value allocated to the GIA will depend on deductions taken from the GIA and interest accumulation at rates set by us (minimum--3%).

WITHDRAWALS
> You may partially or fully surrender the contract anytime for its contract value less any applicable surrender charge and premium tax.

> Each year you may withdraw part of your contract value free of any surrender charges. During the first contract year, you may withdraw up to 10% of the contract value as of the date of the first partial withdrawal without surrender charges. After that, depending on the benefit option selected, any unused percentage of the free withdrawal amount from prior years may be carried forward to the current contract year (up to a maximum of 30% of your contract value as of the last contract anniversary). Please refer to "Deductions and Charges--Surrender Charges" for a complete description.

> Withdrawals may be subject to the 10% penalty tax. See "Federal Income Taxes --Penalty Tax on Certain Surrenders and Withdrawals."

> Prior to the maturity date, contract owners who have elected the Guaranteed Minimum Income Benefit Rider ("GMIB"), may request partial withdrawals to be made either pro rata from all subaccounts and the GIA or from a specific investment option.

DEATH BENEFIT
    The death benefit is calculated differently under each benefit option and the amount varies based on the Option selected.

DEDUCTIONS AND CHARGES

FROM THE CONTRACT VALUE
> No deductions are made from payments unless you elect the Enhanced Death Benefit Option 1 Rider.

> A deduction for surrender charges may occur when you surrender your contract or request a withdrawal if the assets have not been held under the contract for a specified period of time.

>   If we impose a surrender charge, it is on a first-in, first-out basis.

> No surrender charges are taken upon the death of the annuitant or owner before the maturity date.

> A declining surrender charge is assessed on withdrawals in excess of the free withdrawal amount, up to the maximum of total premium, based on the date the payments are deposited:

------------------------------------------------------------------
Percent            7%    7%    6%    6%    5%    4%    3%    0%
------------------------------------------------------------------
Age of Payment in  0     1     2     3     4     5     6     7+
Complete Years
------------------------------------------------------------------

>   Administrative Charge--maximum of $35 each year.

> Enhanced Death Benefit Option 1 Rider is an optional benefit that provides additional guaranteed benefits. The charge for the Enhanced Death Benefit Option 1 Rider is .05% on an annual basis. This charge is assessed against the initial payment at issue and then taken against the contract value at the beginning of each contract year on the contract anniversary. See "Optional Programs and Benefits" for complete details.

FROM THE ACCOUNT
> Mortality and expense risk fee--varies based on the benefit option selected. See "Charges for Mortality and Expense Risks."

> The daily administrative fee--0.125% annually. See "Charges for Administrative Services."

OTHER CHARGES OR DEDUCTIONS


>   Taxes--taken from the contract value upon annuitization.
    o Phoenix will reimburse itself for such taxes on the date of a partial withdrawal, surrender of the contract, maturity date or payment of death proceeds. See "Tax" and Appendix C.

    o    Administrative Fee--maximum of $35 each year.

         See "Deductions and Charges" for a detailed description of contract charges.

    In addition, certain charges are deducted from the assets of the funds for investment management services. See the prospectuses for the funds for more information.

DEATH BENEFIT OPTIONS

The contract offers two death benefit options. You select the benefit option that best meets your financial needs.


    Each benefit option varies in the method of death benefit calculation, the amount of mortality and expense risk charge, and the amount of money you can withdraw from your contract each year free of surrender charges (free withdrawal amount). Please refer to the Death Benefit Options Table on the next page.

ADDITIONAL INFORMATION

FREE LOOK PERIOD
    You have the right to review the contract. If you are not satisfied, you may return it within 10 days after you receive it and cancel the contract. You will receive in cash the adjusted value of the initial payment, however, if applicable state law requires, we will return the full amount of the initial payment.

LAPSE

    If on any valuation date the total contract value equals zero or the premium tax reimbursement due on a surrender or partial withdrawal is greater than or equal to the contract value, the contract will immediately terminate and lapse without value.

DEATH BENEFIT OPTIONS TABLE

--------------------------------------------------------------------------------------------------------------------------------
                             DEATH BENEFIT OPTION 1             OPTIONAL BENEFITS                 DEATH BENEFIT OPTION 2
--------------------------------------------------------------------------------------------------------------------------------
                             RETURN OF                          ENHANCED DEATH BENEFIT            ANNUAL
COMPONENT                    PREMIUM                            OPTION 1 RIDER                    STEP-UP
--------------------------------------------------------------------------------------------------------------------------------
Mortality & Expense
Risk Fee (1)                 .775%                              N/A                               1.125%
--------------------------------------------------------------------------------------------------------------------------------
Rider Charge                 N/A                                .05%                              N/A
--------------------------------------------------------------------------------------------------------------------------------
Free Withdrawal Amount       CONTRACT YEAR 1:                   CONTRACT YEAR 1:                  CONTRACT YEAR 1:

                             10% of the contract value          10% of the contract value         10% of the contract value
                             as of the date of                  as of the date of                 as of the date of
                             withdrawal                         withdrawal                         withdrawal

                             CONTRACT YEARS 2 AND GREATER:      CONTRACT YEARS 2 AND GREATER:     CONTRACT YEARS 2 AND GREATER:

                             10% of the last contract           10% of the last contract          10% of the last contract
                             anniversary value                  anniversary value PLUS            anniversary value PLUS
                                                                any unused percentage             any unused percentage
                                                                from prior years may be           from prior years may be
                                                                carried forward to the            carried forward to the
                                                                then current contract             then current contract
                                                                year, up to a maximum of          year, up to a maximum of
                                                                30% of your contract              30% of your contract
                                                                value as of the last              value as of the last
                                                                contract anniversary               contract anniversary
--------------------------------------------------------------------------------------------------------------------------------
Death Benefit(2) on the      THE GREATER OF:                    THE GREATEST OF:                  THE GREATEST OF:
date of death of the
annuitant who has not yet    1. the sum of 100% of premium      1. the sum of 100% of premium     1. the sum of 100% of premium
attained age 80                 payments less adjusted             payments less adjusted            payments less adjusted
                                partial withdrawals on             partial withdrawals on            partial withdrawals on
                                the claim date; or                 the claim date; or                the claim date; or

                             2. the contract value on the       2. the contract value on the      2. the contract value on the
                                claim date                         claim date; or                    claim date; or

                                                                3. the 7 year Step-up Amount      3. the Annual Step-up Amount
                                                                   on the claim date                 on the claim date
--------------------------------------------------------------------------------------------------------------------------------
Death Benefit(2) on the      THE GREATER OF:                    THE GREATER OF:                   THE GREATER OF:
date of death of the
annuitant who has            1. the sum of 100% of premium      1. the death benefit in           1. the death benefit in
attained age 80                 payments less adjusted             effect at the end of the          effect at the end of the
                                partial withdrawals on             last 7-year period prior          immediately preceding
                                the claim date; or                 to the annuitant turning          contract year prior to

                             2. the contract value on              age 80, plus the sum of           the annuitant turning age
                                the claim date                     100% of premium payments          80, plus the sum of 100%
                                                                   less adjusted partial             of premium payments less
                                                                   withdrawals made since            adjusted partial
                                                                   the contract year that            withdrawals made since
                                                                   the annuitant reached Age         the contract year that
                                                                   80; or                            the annuitant reached Age
                                                                                                     80; or

                                                               2.  the contract value on          2. the contract value on
                                                                   the claim date                    the claim date
--------------------------------------------------------------------------------------------------------------------------------

(1) See the "Summary of Expenses" and "Deductions and Charges--Mortality and Expense Risk Charge" for complete details.

(2) See "The Accumulation Period--Payment Upon Death Before Maturity Date" for complete details.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

    Financial highlights give the historical value for a single unit of each of the available subaccounts and the number of units outstanding at the end of each of the past ten years, or since the subaccount began operations, if less. These tables are highlights only.


    More information, including The Separate Account and Company Financial Statements, is in the SAI and in the annual report. You may obtain a copy of the SAI by calling at Annuity Operations Division us at 800/541-0171.


    There are different financial highlight tables in this prospectus. Please be sure you refer to the appropriate table for your contract. Please see Appendix D.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------


    We may include the performance history of the subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Historical returns are usually calculated for one year, five years and ten years. If the subaccount has not been in existence for at least one year, returns are calculated from inception of the subaccount. Total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value. The return is computed net of the investment management fees, daily administrative fees, annual contract fees, mortality and expense risk charges, and deferred surrender charges of 7% and 4% deducted from redemptions after one and five years, respectively. See the SAI for more information.


THE VARIABLE ACCUMULATION ANNUITY
--------------------------------------------------------------------------------


    The individual deferred variable accumulation annuity contract issued by Phoenix is significantly different from a fixed annuity contract in that, unless the GIA is selected, it is the owner and annuitant under a contract who bear the risk of investment gain or loss rather than Phoenix. To the extent that payments are not allocated to the GIA, the amounts that will be available for annuity payments under a contract will depend on the investment performance of the amounts allocated to the subaccounts. Upon the maturity of a contract, the amounts held under a contract will continue to be invested in the Separate Account or the GIA and monthly annuity payments will vary in accordance with the investment experience of the investment options selected. However, a fixed annuity may be elected, in which case Phoenix will guarantee specified monthly annuity payments.


    You select the investment objective of each contract on a continuing basis by directing the allocation of payments and the reallocation of the contract value among the subaccounts and the GIA.


PHOENIX AND THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

    On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company, incorporated May 1, 1851, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company ("Phoenix"). As part of the demutualization, Phoenix became a wholly-owned subsidiary of The Phoenix Companies, Inc., a newly-formed, publicly-traded Delaware corporation.

    Our executive and administrative office is at One American Row, Hartford, Connecticut, 06102-5056. Our New York principal office is at 10 Krey Boulevard, East Greenbush, New York 12144. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.

    On July 1, 1992, the Separate Account's domicile was transferred to New York. Under New York law and the contracts, all income, gains or losses, whether or not realized, of the Separate Account must be credited to or charged against the amounts placed in the Separate Account without regard to the other income, gains and losses from any other business or activity of Phoenix. The assets of the Separate Account may not be used to pay liabilities arising out of any other business that we may conduct. The Separate Account has several subaccounts that invest in underlying mutual funds. Obligations under the contracts are obligations of Phoenix Life Insurance Company.

    Contributions to the GIA are not invested in the Separate Account; rather, they become part of the general account of Phoenix (the "General Account"). The General Account supports all insurance and annuity obligations of Phoenix and is made up of all of its general assets other than those allocated to any separate account such as the Separate Account. For more complete information concerning the GIA, see "GIA".


INVESTMENTS OF THE ACCOUNT
--------------------------------------------------------------------------------
PARTICIPATING INVESTMENT FUNDS
o  The Phoenix Edge Series Fund
o  AIM Variable Insurance Funds
o  The Alger American Fund
o  Federated Insurance Series
o  Fidelity(R) Variable Insurance Products


>   Franklin Templeton Variable Insurance Products Trust
>   The Rydex Variable Trust
>   Scudder Investments VIT Funds
>   The Universal Institutional Funds, Inc.
>   Wanger Advisors Trust


     For additional information concerning the available investment options, please see Appendix A.

    Each investment option is subject to market fluctuations and the risks that come with the ownership of any security, and there can be no assurance that any series will achieve its stated investment objective.

    For additional information concerning the funds, please see the appropriate fund prospectuses, which should be read carefully before investing. Copies of the fund prospectuses may be obtained by writing our Annuity Operations Division or calling us at the address or telephone number provided on the front page of this prospectus.

    The shares of the funds are not directly offered to the public. Shares of the funds are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix, PHL Variable Insurance Company ("PHL Variable"), and Phoenix Life and Annuity Company ("PLAC"). Shares of the funds may be offered to separate accounts of other insurance companies.

        The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. Currently, we do not foresee any such differences or disadvantages at this time. However, we intend to monitor for any material conflicts and will determine what action, if any should be taken in response to such conflicts. If such a conflict were to occur, one or more separate accounts might be required to withdraw its investments in the fund or shares of another fund may be substituted.

INVESTMENT ADVISORS AND SUBADVISORS
For a complete list of advisors and subadvisors, please see Appendix A.

SERVICES OF THE ADVISORS

    The advisors and subadvisors continually furnish an investment program for each series and manage the investment and reinvestment of the assets of each series subject at all times to the authority and supervision of the trustees. A detailed discussion of the investment advisors and subadvisors, and the investment advisory and subadvisory agreements, is contained in the fund prospectuses.


GIA
--------------------------------------------------------------------------------
    In addition to the Account, you may allocate premiums or transfer values to the GIA. Amounts you allocate or transfer to the GIA become part of our general account assets. You do not share in the investment experience of those assets. Rather, we guarantee a minimum rate of return on the allocated amount, as provided under the terms of your product. Although we are not obligated to credit interest at a higher rate than the minimum, we will credit any excess interest as determined by us based on expected investment yield information.

    We reserve the right to limit total deposits to the GIA, including transfers, to no more than $250,000 during any one-week period per policy.

    You may make transfers into the GIA at any time. In general, you may make only one transfer per year from the GIA. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the policy value in the GIA as of the date of the transfer. Also, the total value allocated to the GIA may be transferred out to one or more of the subaccounts over a consecutive 4-year period according to the following schedule:

>   Year One:       25% of the total value
>   Year Two:       33% of remaining value
>   Year Three:     50% of remaining value
>   Year Four:      100% of remaining value

    Transfers from the GIA may also be subject to other rules as described throughout this prospectus.

    Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the 1940 Act, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the SEC has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

PURCHASE OF CONTRACTS
--------------------------------------------------------------------------------
    Generally, we require minimum initial payments of:

>   Non-qualified plans--$1,000

>   Individual Retirement Annuity--$1,000

>   Bank draft program--$25
    o You may authorize your bank to draw $25 or more from your personal checking account monthly to purchase units in any available subaccount, or for deposit in the GIA. The amount you designate will be automatically invested on the date the bank draws on your account. If Check-o-matic is elected, the minimum initial payment is $25. This payment must accompany the application (if any). Each subsequent payment under a contract must be at least $25.

>   Qualified plans--$1,000 annually
    o If contracts are purchased in connection with tax-qualified or employer-sponsored plans, a minimum annual payment of $1,000 is required.

    Generally, a contract may not be purchased for a proposed annuitant who is 81 years of age or older. Total payments in excess of $1,000,000 cannot be made without our permission. While the annuitant is living and the contract is in force, payments may be made anytime before the maturity date of a contract.

    Payments received under the contracts will be allocated in any combination to any subaccount or the GIA, in the proportion specified in the application for the contract or as otherwise indicated by you from time to time. Initial payments may, under certain circumstances, be allocated to the Phoenix-Goodwin Money Market subaccount. See "Free Look Period." Changes in the allocation of payments will be effective as of receipt by our Annuity Operations Division of notice of election in a form satisfactory to us (either in writing or by telephone) and will apply to any payments accompanying such notice or made subsequent to the receipt of the notice, unless otherwise requested by you.

    In certain circumstances we may reduce the initial or subsequent premium payment amount we accept for a contract. Factors in determining qualifications for any such reduction include:

    (1) the make-up and size of the prospective group;

    (2) the method and frequency of premium payments; and

    (3) the amount of compensation to be paid to Registered Representatives on each premium payment.

    Any reduction will not unfairly discriminate against any person. We will make any such reduction according to our own rules in effect at the time the premium payment is received. We reserve the right to change these rules from time to time.

DEDUCTIONS AND CHARGES
--------------------------------------------------------------------------------
DEDUCTIONS FROM THE SEPARATE ACCOUNT


TAX
    Tax is considered to be any tax charged by a state or municipality on premium payments, whether or not characterized as purchase premium tax (or premium tax). It is also other state or local taxes imposed or any other governmental fees which may be required based on the laws of the state or municipality of delivery, the owner's state or municipality of residence on the contract date. Taxes on premium payments currently range from 0% to 3.5% (the amount of state premium payment tax, if any, will vary from state to state), depending on the state. We will pay any premium payment tax, any other state or local taxes imposed or other governmental fee due and will only reimburse ourselves upon the remittance to the applicable state. For a list of states and taxes, see "Appendix C."

    We reserve the right, when calculating unit values, to deduct a credit or fee with respect to any taxes we have paid for or reserved during the valuation period that we determine to be attributable to the operation of an Investment Division. No federal income taxes are applicable under present law and we are not presently making any such deduction.


SURRENDER CHARGES
    A deduction for surrender charges for this contract may be taken from proceeds of partial withdrawals from, or complete surrender of the contract. The amount (if any) of a surrender charge depends on whether your premium payments are held under the contract for a certain period of time. The surrender charge schedule is shown in the chart below. No surrender charge will be taken from death proceeds. No surrender charge will be taken after the Annuity Period has begun except with respect to unscheduled withdrawals under annuity option K or L below. See "Annuity Payment Options." Any surrender charge is imposed on a first-in, first-out basis.

    Each year you may withdraw part of your contract value free of any surrender charges. During the first contract year, you may withdraw up to 10% of the contract value as of the date of the first partial withdrawal without surrender charges. After that, depending on the benefit option selected or any optional benefits you may elect, any unused percentage of the free withdrawal amount from prior years may be carried forward to the current contract year (up to a maximum of 30% of your contract value as of the last contract anniversary).

    The amount of free withdrawal available depends on the benefit option you select as follows:

>   DEATH BENEFIT OPTION 1

    CONTRACT YEAR 1:
    10% of the contract value as of the date of withdrawal.

    CONTRACT YEARS 2 AND GREATER:
    10% of the last contract anniversary value.

>   ENHANCED DEATH BENEFIT OPTION 1 RIDER

    CONTRACT YEAR 1:
    10% of the contract value as of the date of withdrawal.

    CONTRACT YEARS 2 AND GREATER:
    10% of the last contract anniversary value plus any unused percentage from prior years may be carried forward to the then current contract year, up to a maximum of 30% of your contract value as of the last contract anniversary.

    This rider is available at an annual cost of .05%.

    This charge is assessed against the initial payment at issue and subsequently is taken against the contract value at the beginning of each contract year on the contract anniversary.

>   DEATH BENEFIT OPTION 2

    CONTRACT YEAR 1:
    10% of the contract value as of the date of withdrawal.

    CONTRACT YEARS 2 AND GREATER:
    10% of the last contract anniversary value plus any unused percentage from prior years may be carried forward to the then current contract year, up to a maximum of 30% of your contract value as of the last contract anniversary.

    The deduction for surrender charges, expressed as a percentage of the amount withdrawn in excess of the 10% allowable amount, up to the maximum of total premium, is as follows:

============================================================
Percent             7%   7%   6%   6%   5%   4%   3%   0%
------------------------------------------------------------
Age of Payment      0    1    2    3    4    5    6    7+
in Complete Years
============================================================

    If the annuitant or owner dies before the maturity date of the contract, the surrender charge described in the table above will not apply.

    The total deferred surrender charges on a contract will never exceed 9% of total payments, and the applicable level of surrender charge cannot be changed with respect to outstanding contracts. Surrender charges imposed in connection with partial surrenders will be deducted from the subaccounts and the GIA on a pro rata basis. Any distribution costs not paid for by surrender charges will be paid by Phoenix from the assets of the General Account.

MORTALITY AND EXPENSE RISK FEE
    We make a daily deduction from each subaccount for the mortality and expense risk charge. The charge is assessed against the daily net assets of the subaccounts and varies based on the benefit option you selected. The charge under each benefit option is equal, on an annual basis to the following percentages:

-------------------------------------------------------------
   DEATH BENEFIT OPTION 1 -      DEATH BENEFIT OPTION 2 -
      RETURN OF PREMIUM               ANNUAL STEP-UP
-------------------------------------------------------------
            0.775%                        1.125%
-------------------------------------------------------------

    Although you bear the investment risk of the series in which you invest, once you begin receiving annuity payments that carry life contingencies the annuity payments are guaranteed by us to continue for as long as the annuitant lives. We assume the risk that annuitants as a class may live longer than expected (requiring a greater number of annuity payments) and that our actual expenses may be higher than the expense charges provided for in the contract.

    In assuming the mortality risk, we promise to make these lifetime annuity payments to the owner or other payee for as long as the annuitant lives according to the annuity tables and other provisions of the contract

    No mortality and expense risk charge is deducted from the GIA. If the charges prove insufficient to cover actual administrative costs, then the loss will be borne by us; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to us.

    We have concluded that there is a reasonable likelihood that the distribution financing arrangement being used in connection with the contract will benefit the Account and the contract owners.

ADMINISTRATIVE FEE
    We make a daily deduction from the Account value to cover the costs of administration. This fee is based on an annual rate of 0.125% and is taken against the net assets of the subaccounts. It compensates the Company for administrative expenses that exceed revenues from the administrative charge described below. (This fee is not deducted from the GIA.)

ADMINISTRATIVE CHARGE
    We deduct an administrative charge from the contract value. This charge is used to reimburse us for some of the administrative expenses we incur in establishing and maintaining the contracts.

    The maximum administrative maintenance charge under a contract is $35. This charge is deducted annually on the contract anniversary date. It is deducted on a pro rata basis from the subaccounts and the GIA in which you have an interest. Any portion of the Administrative Charge from the GIA cannot exceed $30. If you fully surrender your contract, the full administrative fee, if applicable, will be deducted at the time of withdrawal. The administrative charge will not be deducted (either annually or upon withdrawal) if your contract value is $50,000 or more on the day the administrative charge is due. This charge may be decreased but will never increase. If you elect Annuity Payment Options I, J, K, M or N, the annual administrative charge after the maturity date will be deducted from each annuity payment in equal amounts.

REDUCED CHARGES, CREDITS AND BONUS GUARANTEED INTEREST RATES
    We may reduce or eliminate the mortality and expense risk fee and the surrender or annual administrative charge, credit additional amounts or grant bonus Guaranteed Interest Rates when sales of the contracts are made to certain individuals or groups of individuals that result in savings of sales expenses. We will consider the following characteristics:

(1) the size and type of the group of individuals to whom the contract is offered;

(2) the amount of anticipated premium payments;

(3) whether there is a preexisting relationship with the Company such as being an employee of the Company or its affiliates and their spouses; or to employees or agents who retire from the Company or its affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or to registered representatives of the principal underwriter and registered representatives of broker-dealers with whom PEPCO has selling agreements; and

(4) internal transfers from other contracts issued by the Company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate.

    Any reduction or elimination of surrender or administrative charge will not be unfairly discriminatory against any person. We will make any reduction according to our own rules in effect at the time the contract is issued. We reserve the right to change these rules from time to time.

OTHER CHARGES
    As compensation for investment management services, the Advisers are entitled to a fee, payable monthly and based on an annual percentage of the average daily net asset values of each series. These fund charges and other fund expenses are described more fully in the fund prospectuses.

THE ACCUMULATION PERIOD
--------------------------------------------------------------------------------
    The accumulation period is that time before annuity payments begin during which your payments into the contract remain invested.

ACCUMULATION UNITS
    Your initial payments will be applied within two days of our receipt if the application for a contract is complete. If an incomplete application is completed within five business days of receipt by our Annuity Operations Division, your payment will be applied within two days of the completion of the application. If our Annuity Operations Division does not accept the application within five business days or if an order form is not completed within five business days of receipt by our Annuity Operations Division, then your payment will be immediately returned unless you request us to hold it while the application is completed. Additional payments allocated to the GIA are deposited on the date of receipt of payment at our Annuity Operations Division. Additional payments allocated to subaccounts are used to purchase accumulation units of the subaccount(s), at the value of such units next determined after the receipt of the payment at our Annuity Operations Division. The number of accumulation units of a subaccount purchased with a specific payment will be determined by dividing the payment by the value of an accumulation unit in that subaccount next determined after receipt of the payment. The value of the accumulation units of a subaccount will vary depending upon the investment performance of the applicable series of the funds, the expenses charged against the fund and the charges and deductions made against the subaccount.

ACCUMULATION UNIT VALUES
    On any date before the maturity date of the contract, the total value of the accumulation units in a subaccount can be computed by multiplying the number of such units by the value of an accumulation unit on that date. The value of an accumulation unit on a day other than a valuation date is the value of the accumulation unit on the next valuation date. The number of accumulation units credited to you in each subaccount and their current value will be reported to you at least annually.

TRANSFERS
    You may at anytime prior to the maturity date of your contract, elect to transfer all or any part of the contract value among one or more subaccounts and the GIA. A transfer from a subaccount will result in the redemption of accumulation units and, if another subaccount is selected, in the purchase of accumulation units. The exchange will be based on the values of the accumulation units next determined after the receipt by our Annuity Operations Division of written notice of election in a form satisfactory to us. A transfer among subaccounts and the GIA does not automatically change the payment allocation schedule of your contract.

    You may request transfers and changes in payment allocations among available subaccounts and the GIA by writing to our Annuity Operations Division.

    Unless we otherwise agree or unless the Dollar Cost Averaging Program has been elected, you may make only one transfer per contract year from the GIA. Nonsystematic transfers from the GIA will be made on the date of receipt by our Annuity Operations Division except as you may otherwise request. For nonsystematic transfers, the amount that may be transferred from the GIA at any one time cannot exceed the greater of $1,000 or 25% of the contract value in the GIA at the time of transfer.


DISRUPTIVE TRADING AND MARKET TIMING
    Your ability to make transfers among subaccounts under the Contract is subject to modification if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other Contract owners.

    Frequent purchases, redemptions and transfers, programmed transfers, transfers into and then out of a subaccount in a short period of time, and transfers of large amounts at one time ("Disruptive Trading") can have harmful effects for other Contract owners. These risks and harmful effects include:

> dilution of the interests of long-term investors in a subaccount, if market timers or others transfer into the subaccount at prices that are below the true value or transfer out of the subaccount at prices that are higher than the true value;

> an adverse affect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the underlying fund to maintain a higher level of cash than would otherwise be the case, or causing the underlying fund to liquidate investments prematurely; and

>   increased brokerage and administrative expenses.

    To protect our Contract owners and the underlying funds from Disruptive Trading, we have adopted certain market timing policies and procedures, which are described in greater detail in the Statement of Additional Information.


    We will not accept batch transfer instructions from registered representatives (acting under powers of attorney for multiple contract owners), unless we have entered into a third-party transfer service agreement with the registered representative's broker-dealer firm. If we reject a transfer for any of these reasons, we will notify you of our decision in writing.

    No surrender charge will be assessed when a transfer is made. The date a payment was originally credited for the purpose of calculating the surrender charge will remain the same. Currently, there is no charge for transfers; however, we reserve the right to charge a transfer fee of $20 per transfer after the first two transfers in each contract year to defray administrative costs. Currently, unlimited transfers are permitted; however, we reserve the right to change our policy to limit the number of transfers made during each contract year. However, you will be permitted at least six transfers during each contract year. If the Temporary Money Market Allocation Amendment is in effect, no transfers may be made until the end of the free look period. See "Free Look Period." There are additional restrictions on transfers from the GIA as described above and in the "GIA."


    Currently, contracts in the annuity period are not able to make transfers between subaccounts.

OPTIONAL PROGRAMS AND RIDERS

DOLLAR COST AVERAGING PROGRAM
    You also may elect to transfer funds automatically among the subaccounts or the GIA on a monthly, quarterly, semiannual or annual basis under the Dollar Cost Averaging Program. Generally, the minimum initial and subsequent transfer amounts are $25 monthly, $75 quarterly, $150 semiannually or $300 annually. You must have an initial value of $2,000 in the GIA or in the subaccount from which funds will be transferred (sending subaccount), and if the value in that subaccount or the GIA drops below the amount to be transferred, the entire remaining balance will be transferred and no more systematic transfers will be processed. Also, payments of $1,000,000 or more require our approval before we will accept them for processing. Funds may be transferred from only one sending subaccount or from the GIA but may be allocated to multiple receiving subaccounts. Under the Dollar Cost Averaging Program, you may transfer approximately equal amounts from the GIA over a period of 6 months or longer. Transfers under the Dollar Cost Averaging Program are not subject to the general restrictions on transfers from the GIA.

    Upon completion of the Dollar Cost Averaging Program, you must notify us at 800/541-0171 or in writing to our Annuity Operations Division to start another Dollar Cost Averaging Program.

    All transfers under the Dollar Cost Averaging Program will be executed on the basis of values as of the first of the month rather than on the basis of values next determined after receipt of the transfer request. If the first of the month falls on a holiday or weekend, then the transfer will be processed on the next succeeding business day.

    The Dollar Cost Averaging Program is not available to individuals who invest via a bank draft program or while the Asset Rebalancing Program is in effect. There is no cost to participate in this program.

    The Dollar Cost Averaging Program does not ensure a profit nor guarantee against a loss in a declining market.

    We may at different times offer an Enhanced Dollar Cost Averaging Program. New premium allocated to the GIA for transfer out to the subaccounts under an Enhanced Dollar Cost Averaging Program will be credited with an interest rate higher than the current GIA interest rate. New premium allocated to the GIA for transfer out to the subaccounts under an Enhanced Dollar Cost Averaging Program can only be transferred to the subaccounts and will not be subject to the Maximum GIA Percentage.

ASSET REBALANCING PROGRAM
    Under the Asset Rebalancing Program, we transfer funds among the subaccounts to maintain the percentage allocation you have selected among these subaccounts. At your election, we will make these transfers on a monthly, quarterly, semiannual or annual basis.

    Asset Rebalancing does not permit transfers to or from the GIA. There is no cost to participate in this program.

    The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market.

SYSTEMATIC WITHDRAWAL PROGRAM
    Prior to the maturity date, you may partially withdraw amounts automatically on a monthly, quarterly, semiannual or annual basis under the Systematic Withdrawal Program.

    The minimum withdrawal amount is $100. Withdrawals will be processed on each monthly contract anniversary and any applicable premium tax and surrender charges will be applied.

    You may start or terminate this program by sending written instructions to our Annuity Operations Division. This program is not available on or after the maturity date.

INTEREST INVESTMENT PROGRAM
    We may at different times offer an Interest Investment Program. Under this program, interest earned on premium allocated to the GIA will automatically be transferred out to any of the subaccounts under the separate account.

    You may elect to transfer interest earned on premium allocated to the GIA on a monthly, quarterly, semiannual or annual basis. The amount that we transfer under the program will be based on the interest earned for the period you elect. We will process the automatic transfers on the first day of the month for the period that applies following our receipt of your transfer request. Should the first day of the applicable month fall on a holiday or weekend, we will process the transfer on the next business day.

    You must have a value of $10,000 in the GIA at all times to keep this program in effect. If the value in the GIA drops below $10,000 for any reason, then no more automatic transfers will be processed under the program. To start or stop the Interest Investment Program, you must notify us at 800/541-0171 or send a written request to our Annuity Operations Division.

    Transfers under the Interest Investment Program are not subject to the general restrictions on transfers from the GIA.

    The Interest Investment Program is not available to individuals who invest via a bank draft program or while the Dollar Cost Averaging Program or Asset Rebalancing Program are in effect.

    The Interest Investment Program does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.

ENHANCED DEATH BENEFIT OPTION 1 RIDER
    Enhanced Death Benefit Option 1 Rider is an optional benefit that if elected, provides the following additional benefits:

    1. CUMULATIVE FREE WITHDRAWALS: After the first contract year, the free withdrawal amount equals 10% of the last contract anniversary value PLUS any unused percentage from prior years may be carried forward to the then current contract year to a maximum of 30% of your contract value as of the last contract anniversary.

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

    2. 7-YEAR STEP-UP IN THE DEATH BENEFIT: PRIOR TO THE ANNUITANT'S 80TH BIRTHDAY, THE DEATH BENEFIT EQUALS THE GREATEST OF:

        a. the sum of 100% of premium payments less adjusted partial withdrawals on the claim date; or

        b. the contract value on the claim date; or

        c. the 7-year Step-up amount on the claim date.

    3. MINIMUM DEATH BENEFIT PAST THE ANNUITANT'S 80TH BIRTHDAY. THE DEATH BENEFIT IS EQUAL TO THE GREATER OF:

        a. the death benefit in effect at the end of the last 7-year period prior to the annuitant turning age 80, plus the sum of 100% of premium payments less adjusted partial withdrawals made since the contract year that the annuitant reached Age 80; or

        b.  the contract value on the claim date.

    There is a charge of .05% on an annual basis for the Enhanced Death Benefit Option 1 Rider. This charge is assessed against the initial payment at issue and then taken against the contract value at the beginning of each contract year on the contract anniversary.

NURSING HOME WAIVER
    After the first contract year, the Nursing Home Waiver provides for the waiver of surrender charges provided the annuitant is confined to a licensed nursing home facility for at least 120 days. The withdrawal request must be within 2 years of the annuitant's admission to the licensed nursing home facility.

    There is no charge for this additional benefit.

GUARANTEED MINIMUM INCOME BENEFIT ("GMIB") RIDER
    This optional rider provides a benefit that guarantees minimum monthly fixed annuity payments. The minimum monthly fixed annuity payment amount is calculated by multiplying the guaranteed annuitization value by the annuity payment option rate for the annuity payment option selected under the rider.


    The benefit provided by this rider will not be available until the later of seven years after the rider is added to the contract ("rider date") or the contract anniversary following the oldest annuitant's 60th birthday. For example, if you were age 40 when you bought the contract with the rider, the earliest you could exercise the benefit under the rider would be when you reached age 60. While the benefit is available, you can only exercise it within 30 days following any contract anniversary. This benefit will not be available 30 days after the contract anniversary following the oldest annuitant's 90th birthday.


GUARANTEED ANNUITIZATION VALUE
    On and before the contract anniversary following the older annuitant's 85th birthday, the guaranteed annuitization value shall be equal to the lesser of (i) the sum of (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:

    A= the contract value on the rider date accumulated at an effective annual rate (as determined below in the provision entitled "Effective Annual Rate") starting on the rider date and ending on the date the guaranteed annuitization value is calculated.

    B= the sum of premium payments made after rider date minus any taxes paid, accumulated at an effective annual rate starting on the date each premium payment is applied to the contract and ending on the date the guaranteed annuitization value is calculated.

    C= the sum of the guaranteed annuitization value reductions, accumulated at an effective annual rate starting on the date each withdrawal occurs and ending on the date the guaranteed annuitization value is calculated.

    D=   any tax that may be due.

    After the contract anniversary following the older annuitant's 85th birthday, the guaranteed annuitization value shall equal the lesser of (i) (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:

    A= the guaranteed annuitization value on the contract anniversary following the older annuitant's 85th birthday.

    B= the sum of premium payments made after the contract anniversary following the older annuitant's 85th birthday.

    C= the sum of the guaranteed annuitization value reductions determined for withdrawals occurring after the contract anniversary following the older annuitant's 85(th) birthday.

    D=   any tax that may be due.

GUARANTEED ANNUITIZATION VALUE REDUCTION
    A guaranteed annuitization value reduction is an amount determined for each withdrawal that occurs on or after the rider date. The reduction is equal to the guaranteed annuitization value immediately prior to a withdrawal, multiplied by the percentage reduction in contract value as a result of the withdrawal.

EFFECTIVE ANNUAL RATE
    On the rider date, we will set the effective annual rate of accumulation to 5%. After the first contract year, this rate may be adjusted based on the value of the Guaranteed Interest Account (GIA) in relation to the total contract value as described below:

    After the first contract year, we will reset the effective annual rate to 0% if the value of the GIA is greater than 40% of the total contract value on any of the following dates:

1.  each date we process a premium payment.
2.  each date we process a transfer.
3.  each date we process a withdrawal.

    Subsequently, we will raise the effective annual rate to 5% if the current effective annual rate is equal to 0% and the value of the GIA is less than or equal to 40% of the total contract value on any of the following dates:

1. each date we process a premium payment.
2. each date we process a transfer.
3. each date we process a withdrawal.
4. each contract anniversary.

RIDER FEE

     For contracts issued before September 8, 2003, the fee for this rider is equal to 0.40% multiplied by the guaranteed annuitization value on the date the rider fee is deducted. For contracts issued on or after September 8, 2003, and subject to state insurance department approval, the fee for this rider is equal to 0.60% multiplied by the guaranteed annuitization value on the date the rider fee is deducted. We will deduct the rider fee on each contract anniversary that this rider is in effect and upon full surrender of the contract. The rider fee will be deducted from the total contract value with each subaccount and GIA if available bearing a pro rata share of such fee based on the proportionate contract value of each subaccount and GIA. We will waive the rider fee if the contract value on any contract anniversary is greater than twice the guaranteed annuitization value.


TERMINATION OF THIS RIDER

    You may not terminate this rider by request. This rider will terminate on the first of any of the following events to occur:


1. the 30(th) day after the last contract anniversary that occurs after the oldest annuitant's 90th birthday;

2.  the termination of the contract to which this rider is attached;

3. the date a death benefit becomes payable under the contract to which this rider is attached;

4. the date annuity payments commence under the contract to which this rider is attached; and

5. the death of the last surviving annuitant or joint annuitant named under this rider.

GMIB ANNUITY PAYMENT OPTIONS
    Under this rider, you may only elect one of the following annuity payment options:

    GMIB OPTION A - LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN: a fixed annuity payable monthly while the annuitant named under this rider is living or, if later, until the end of the specified period certain. The period certain may be specified as 5 or 10 years. The period certain must be specified on the date the benefit is exercised. If the annuitant dies prior to the end of the period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if any annuitant dies after the end of the period certain. This option is not available if the life expectancy of the annuitant is less than the period certain on the date the benefit is exercised.

    GMIB OPTION B - NON-REFUND LIFE ANNUITY: a fixed annuity payable monthly while any annuitant named under this rider is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

    GMIB OPTION D - JOINT AND SURVIVORSHIP LIFE ANNUITY: in addition to other applicable restrictions, a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. No monthly payment, death benefit or refund is payable after the death of the surviving annuitant.

    GMIB OPTION F - JOINT AND SURVIVORSHIP LIFE ANNUITY WITH 10-YEAR PERIOD
CERTAIN: in addition to other applicable restrictions, a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living, or if later, the end of 10 years. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. If the surviving annuitant dies prior to the end of the 10-year period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if the surviving annuitant dies after the end of the 10-year period certain. This option is not available if the life expectancy of the older annuitant is less than 10 years on the date the benefit is exercised.

--------------------------------------------------------------------------------
                    IMPORTANT INFORMATION REGARDING THE GMIB

    While the GMIB does provide guaranteed minimum fixed annuity payments, it may not be appropriate for all investors and should be understood completely before you elect it.

> The GMIB does not provide contract value or in any way guarantee the investment performance of any investment option available under the contract.

> The minimum monthly fixed annuity payment amount provided by the GMIB may be less than the annuity payment amount under the contract even if the guaranteed annuitization value is greater than the contract value.

>   The GMIB is irrevocable once elected.

> You may not change any annuitant or joint annuitant while the GMIB is in effect.

> The GMIB does not restrict or limit your right to annuitize at other times permitted under the contract, but doing so will terminate the GMIB.

> You should consult with a qualified financial advisor if you are considering the GMIB.

> The GMIB is only available if approved in your state and if we offer it for use with the contract.
--------------------------------------------------------------------------------

SURRENDER OF CONTRACT; PARTIAL WITHDRAWALS
    If the annuitant is living, amounts held under the contract may be withdrawn in whole or in part prior to the maturity date, or after the maturity date under annuity payment options K or L. Prior to the maturity date, you may withdraw up to 10% of the contract value in a contract year, either in a lump sum or by multiple scheduled or unscheduled partial withdrawals, without the imposition of a surrender charge. During the first contract year, the 10% withdrawal without a surrender charge will be determined based on the contract value at the time of the first partial withdrawal. In all subsequent years, the 10% will be based on the previous contract anniversary value. A signed written request for withdrawal must be sent to our Annuity Operations Division. If you have not yet reached age 59 1/2, a 10% penalty tax may apply on taxable income withdrawn. See "Federal Income Taxes." The appropriate number of accumulation units of a subaccount will be redeemed at their value next determined after the receipt by our Annuity Operations Division of a written notice in a form satisfactory to us. accumulation units redeemed in a partial withdrawal from multiple subaccounts will be redeemed on a pro rata basis unless you designate otherwise. contract values in the GIA will also be withdrawn on a pro rata basis unless you designate otherwise. The resulting cash payment will be made in a single sum, ordinarily within seven days after receipt of such notice. However, redemption and payment may be delayed under certain circumstances. See "Miscellaneous Provisions--Deferment of Payment." There may be adverse tax consequences to certain surrenders and partial withdrawals. See "Surrenders or Withdrawals Prior to the contract maturity date." Certain restrictions on redemptions are imposed on contracts used in connection with Internal Revenue Code Section 403(b) plans. Although loans are available under 403(b) plans only, certain limitations may apply. See "Qualified Plans"; "Tax Sheltered Annuities." A deduction for surrender charges may be imposed on partial withdrawals from, and complete surrender of, a contract. See "Surrender Charges." Any surrender charge is imposed on a first-in, first-out basis.

    Any request for a withdrawal from, or complete surrender of, a contract should be mailed to our Annuity Operations Division.

LAPSE OF CONTRACT
    The contract will terminate and lapse without value, if on any valuation date:

>   The contract value is zero; or

> The annual Administrative Charge or premium tax reimbursement due on either a full or partial surrender is greater than or equal to the contract value (unless any contract value has been applied under one of the variable annuity payment options)

    Phoenix will notify you in writing that the contract has lapsed.

PAYMENT UPON DEATH BEFORE MATURITY DATE

WHO RECEIVES PAYMENT

>   DEATH OF AN OWNER/ANNUITANT
    If the owner/annuitant dies before the contract maturity date, the death benefit will be paid under the contract to the annuitant's beneficiary.

>   DEATH OF AN ANNUITANT WHO IS NOT THE OWNER
    If the owner and the annuitant are not the same and the annuitant dies prior to the maturity date, the contingent annuitant becomes the annuitant. If there is no contingent annuitant, the death benefit will be paid to the annuitant's beneficiary.

>   SPOUSAL BENEFICIARY CONTRACT CONTINUANCE
    If the spousal beneficiary continues the contract at the death of the an owner/annuitant or owner who is not also the annuitant, the spousal beneficiary becomes the annuitant. The benefit option in effect at the death of an owner/annuitant or an owner will also apply to the spousal beneficiary.

>   CONTINGENT ANNUITANT CONTRACT CONTINUANCE
    Upon the death of the annuitant who is not the owner provided a contingent annuitant was named prior to the death of the annuitant the contract will continue with the contingent annuitant becoming the annuitant. The benefit option in effect at the death of the annuitant will also apply to the contingent annuitant.

>   QUALIFIED CONTRACTS
    Under Qualified contracts, the death benefit is paid at the death of the participant who is the annuitant under the contract.

    Death benefit payments must satisfy distribution rules (See "Qualified Plans" for a detailed discussion.)

>   OWNERSHIP OF THE CONTRACT BY A NON-NATURAL PERSON
    If the owner is not an individual, the death of the annuitant is treated as the death of the owner.

PAYMENT AMOUNT BEFORE AGE 80
    Upon the death of the annuitant or owner/annuitant who has not yet reached age 80.

>   DEATH BENEFIT OPTION 1--RETURN OF PREMIUM
    The greater of:

    a) 100% of payments, less adjusted partial withdrawals; or
    b) the contract value on the claim date.

>   DEATH BENEFIT OPTION 2--ANNUAL STEP-UP
    The greater of:

    a) 100% of payments, less adjusted partial withdrawals; or
    b) the contract value on the claim date; and
    c) the Annual Step-up Amount on the claim date.

>   ENHANCED DEATH BENEFIT OPTION 1 RIDER
    Before the annuitant's 80th birthday, if the Enhanced Death Benefit Option 1 Rider has been elected, the death benefit (less any deferred premium tax) equals:

    The greater of:

    1. the sum of 100% of premium payments less adjusted partial withdrawals on the claim date; or

    2.  the contract value on the claim date; or

    3.  the 7-year step-up amount on the claim date.

        This rider is available at an annual cost of .05%.

    This charge is assessed against the initial payment at issue and subsequently is taken against the contract value at the beginning of each contract year on the contract anniversary.

PAYMENT AMOUNT AFTER AGE 80
    After the annuitant's 80th birthday, the death benefit (less any deferred premium tax) equals:

>   DEATH BENEFIT OPTION 1--RETURN OF PREMIUM
    The greater of:

    1. the sum of 100% of premium payments less adjusted partial withdrawals on the Claim Date; or

    2.  the contract value on the claim date.

>   ENHANCED DEATH BENEFIT OPTION 1 RIDER
    After the annuitant's 80th birthday, if the Enhanced Death Benefit Option 1 Rider has been elected, the death benefit (less any deferred premium tax) equals:

    The greater of:

    1. the death benefit in effect at the end of the last 7-year period prior to the annuitant turning age 80, plus the sum of 100% of premium payments less adjusted partial withdrawals made since the contract year that the annuitant reached Age 80; or

    2.  the contract value on the claim date.

        This rider is available at an annual cost of .05%.

        This charge is assessed against the initial payment at issue and subsequently is taken against the contract value at the beginning of each contract year on the contract anniversary.

>   DEATH BENEFIT OPTION 2--ANNUAL STEP-UP
    The greater of:

    1. the death benefit in effect prior to the annuitant turning age 80, plus the sum of 100% of premium payments less adjusted partial withdrawals made since the contract year that the annuitant reached Age 80; or

    2.  the contract value on the claim date.

>   DEATH OF AN OWNER WHO IS NOT THE ANNUITANT
    Upon the death of an Owner who is not the annuitant, provided that there is no surviving joint Owner, the death proceeds will be paid to the Owner's beneficiary. The amount of death benefit payable is equal to the greater of:

    o  100% of payments, less withdrawals; and
    o  the contract value on the claim date.

    BECAUSE THE DEATH BENEFIT IN THIS SITUATION EQUALS THE GREATER OF PREMIUMS PAID AND THE CONTRACT VALUE, AN OWNER WHO IS NOT THE ANNUITANT SHOULD SERIOUSLY CONSIDER WHETHER DEATH BENEFIT OPTION 2 IS SUITABLE FOR THEIR CIRCUMSTANCES.


    Depending upon state law, the payment to the beneficiary may avoid probate and the death benefit may be reduced by any tax due. See "Tax." See also "Distribution at Death" under "Federal Income Taxes."


    We reserve the right to discontinue offering any one of the available death benefit options in the future.

THE ANNUITY PERIOD
--------------------------------------------------------------------------------

    The annuity period is that period of time beginning after the end of the accumulation period and during which payments to you are made.

VARIABLE ACCUMULATION ANNUITY CONTRACTS
    Annuity payments will begin on the contract's maturity date if the annuitant is alive and the contract is still in force. Beginning on the maturity date, investment in the Account is continued unless a Fixed Payment Annuity is elected. No surrender charge is taken. Each contract will provide, at the time of its issuance, for a Variable Payment Life Expectancy Annuity (Option L) unless a different annuity option is elected by you. See "Annuity Payment Options." Under a Variable Payment Life Expectancy Annuity, annuity payments are made on a monthly basis over the annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the annuitant and joint annuitant. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value. Upon the death of the annuitant (and joint annuitant, if there is a joint annuitant), the remaining contract value will be paid in a lump sum to the annuitant's beneficiary.

    If the amount to be applied on the maturity date is less than $2,000, we may pay such amount in one lump sum in lieu of providing an annuity. If the initial monthly annuity payment under an annuity payment option would be less than $20, we may make a single sum payment equal to the total contract value on the date the initial payment would be payable, or make periodic payments quarterly, semiannually or annually in place of monthly payments.

    Each contract specifies a provisional maturity date at the time of its issuance. You may subsequently elect a different maturity date. The maturity date may not be earlier than the fifth contract anniversary or later than the contract anniversary nearest the annuitant's 90th birthday unless the contract is issued in connection with certain qualified plans. Generally, under qualified plans, the maturity date must be such that distributions begin no later than April 1st of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an IRA.

    The maturity date election must be made by written notice and must be received by our Annuity Operations Division 30 days before the provisional maturity date. If a maturity date, which is different from the provisional maturity date, is not elected by you, the provisional maturity date becomes the maturity date. Particular care should be taken in electing the maturity date of a contract issued under a Tax Sheltered Annuity (TSA), a Keogh Plan or an IRA plan. See "Tax Sheltered

Annuities," "Keogh Plans" and "Individual Retirement Accounts."

ANNUITY PAYMENT OPTIONS
    Unless an alternative annuity payment option is elected on or before the maturity date, the amounts held under a contract on the maturity date will be applied to provide a Variable Payment Life Expectancy Annuity (Option L) as described below. Upon the death of the annuitant and joint annuitant if any, the remaining contract value will be paid in a lump sum to the annuitant's beneficiary.

    With the exception of the Fixed Payment Options and Option L--Variable Payment Life Expectancy Annuity, each annuity payment will be based upon the value of the annuity units credited to the contract. The number of annuity units in each subaccount to be credited is based on the value of the accumulation units in that subaccount and the applicable annuity payment rate. The contract is issued with guaranteed minimum annuity payment rates, however, if the current rate is higher, we'll apply the higher rate. The payment rate differs according to the annuity payment option selected and the age of the annuitant. The annuity payment rate is applied and will determine all payments for the fixed annuity payment options and the first payment for the variable annuity payment options. The value of the annuity units will vary with the investment performance of each subaccount to which annuity units are credited. The initial payment will be calculated based on an assumed investment return of 4 1/2% per year. This rate is a fulcrum return around which variable annuity payments will vary to reflect whether actual investment experience of the subaccount is better or worse than the assumed investment return. The assumed investment return and the calculation of variable income payments for 10-year period certain variable payment life annuity and for Options J and K described below are described in more detail in the contract and in the SAI.

    Instead of the Variable Payment Life Expectancy Annuity, (see "Option L" below), you may, by written request received by our Annuity Operations Division on or before the maturity date of the contract, elect any of the other annuity payment options described below. No surrender charge will be assessed under any annuity payment option, unless unscheduled withdrawals are made under annuity payment options K or L.

    The level of annuity payments payable under the following options is based upon the option selected. In addition, such factors as the age at which payments begin, the form of annuity, annuity payment rates, assumed investment rate (for variable payment annuities) and the frequency of payments will effect the level of annuity payments. The assumed investment rate is 4.5% per year. We use this rate to determine the first payment under variable payment annuity options I, J, K, M and N.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. See "Charges For Mortality and Expense Risks" and "Charges for Administrative Services." Therefore, electing Option K will result in a deduction being made even though we assume no mortality risk under that option.

    The following are descriptions of the annuity payment options available under a contract. These descriptions should allow you to understand the basic differences between the options, however, you should contact our Annuity Operations Division well in advance of the date you wish to elect an option to obtain estimates of payments under each annuity payment option.

OPTION A--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN

    Provides a monthly income for the life of the annuitant. In the event of death of the annuitant, the annuity income will be paid to the beneficiary until the end of the specified period certain. For example, a 10-year period certain will provide a total of 120 monthly payments. The certain period may be five, ten or twenty years.


OPTION B--NON-REFUND LIFE ANNUITY
    Provides a monthly income for the lifetime of the annuitant. No income is payable after the death of the annuitant.

OPTION D--JOINT AND SURVIVOR LIFE ANNUITY
    Provides a monthly income for the lifetimes of both the annuitant and a joint annuitant as long as either is living. In the event of the death of the annuitant or joint annuitant, the annuity income will continue for the life of the survivor. The amount to be paid to the survivor is 100% of the amount of the joint annuity payment, as elected at the time the annuity option is chosen. No income is payable after the death of the surviving annuitant.

    Under Option D, the joint annuitant must be named at the time this option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract.

OPTION E--INSTALLMENT REFUND LIFE ANNUITY
    Provides a monthly income for the life of the annuitant. In the event of the annuitant's death, the annuity income will continue to the annuitant's beneficiary until the amount applied to purchase the annuity has been distributed.

OPTION F--JOINT AND SURVIVOR LIFE ANNUITY WITH 10-YEAR PERIOD CERTAIN
    Provides a monthly income for the lifetime of both the annuitant and a joint annuitant as long as either is living. In the event of the death of the annuitant or joint annuitant, the annuity income will continue for the life of the survivor. If the survivor dies prior to the end of the 10-year period, the annuity income will continue to the named beneficiary until the end of the 10-year period certain.

    Under Option F, the joint annuitant must be named at the time this option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract.

OPTION G--PAYMENTS FOR SPECIFIED PERIOD

    Provides equal income installments for a specified period of years whether the annuitant lives or dies. Any specified whole number of years from 5-30 years may be elected.

OPTION H--PAYMENTS OF SPECIFIED AMOUNT
    Provides equal installments of a specified amount over a period of at least five years. The specified amount may not be greater than the total annuity amount divided by five annual installment payments. If the annuitant dies prior to the end of the elected period certain, annuity payments will continue to the annuitant's beneficiary until the end of the elected period certain.

OPTION I--VARIABLE PAYMENT LIFE ANNUITY WITH 10-YEAR PERIOD CERTAIN

    Unless another annuity payment option has been elected, this option will automatically apply to any contract proceeds payable on the maturity date. It provides a variable payout monthly annuity for the life of the annuitant. In the event of the death of the annuitant, during the first ten years after payout commences, the annuity payments are made to the annuitant's beneficiary until the end of that 10-year period. The 10-year period provides a total of 120 monthly payments. Payments will vary as to dollar amount, based on the investment experience of the subaccounts in which proceeds are invested.


OPTION J--JOINT SURVIVOR VARIABLE PAYMENT LIFE ANNUITY WITH 10-YEAR PERIOD
CERTAIN
    Provides a variable payout monthly annuity while the annuitant and the designated joint annuitant are living and continues thereafter during the lifetime of the survivor or, if later, until the end of a 10-year period certain. Payments will vary as to dollar amount, based on the investment experience of the subaccounts in which proceeds are invested. The joint annuitant must be named at the time the option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract. This option is not available for payment of any death benefit under the contract.

OPTION K--VARIABLE PAYMENT ANNUITY FOR A SPECIFIED PERIOD

    Provides variable payout monthly income installments for a specified period of time, whether the annuitant lives or dies. The period certain specified must be in whole numbers of years from 5-30. However, the period certain selected by the beneficiary of any death benefit under the contract may not extend beyond the life expectancy of such beneficiary. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value less any applicable contingent deferred surrender charge.


OPTION L--VARIABLE PAYMENT LIFE EXPECTANCY ANNUITY
    Provides a variable payout monthly income payable over the annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the annuitant and joint annuitant. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value less any applicable contingent deferred surrender charge. Upon the death of the annuitant (and joint annuitant, if there is a joint annuitant), the remaining contract value will be paid in a lump sum to the annuitant's beneficiary.

OPTION M--UNIT REFUND VARIABLE PAYMENT LIFE ANNUITY
    Provides variable monthly payments as long as the annuitant lives. If the annuitant dies, the annuitant's beneficiary will receive the value of the remaining annuity units in a lump sum.

OPTION N--VARIABLE PAYMENT NON-REFUND LIFE ANNUITY
    Provides a variable monthly income for the life of the annuitant. No income or payment to a beneficiary is paid after the death of the annuitant.

OTHER OPTIONS AND RATES
    We may offer other annuity payment options at the time a contract reaches its maturity date. In addition, in the event that annuity payment rates for contracts are at that time more favorable than the applicable rates guaranteed under the contract, the then current settlement rates shall be used in determining the amount of any annuity payment under the annuity options above.

OTHER CONDITIONS
    Federal income tax requirements currently applicable to most qualified plans provide that the period of years guaranteed under joint and survivorship annuities with specified periods certain (see "Option F" and "Option J" above) cannot be any greater than the joint life expectancies of the payee and his or her spouse.

    Federal income tax requirements also provide that participants in regular or SIMPLE IRAs must begin minimum distributions by April 1 of the year following the year in which they attain age 70 1/2. Minimum distribution requirements do not apply to Roth IRAs. Distributions from qualified plans generally must begin by the later of actual retirement or April 1 of the year following the year participants attain age 70 1/2. Any required minimum distributions must be such that the full amount in the contract will be distributed over a period not greater than the participant's life expectancy, or the combined life expectancy of the participant and his or her spouse or designated beneficiary. Distributions made under this method are generally referred to as Life Expectancy Distributions ("LEDs"). An LED program is available to participants in qualified plans or IRAs. Requests to elect this program must be made in writing.

    Under the LED program, regardless of contract year, amounts up to the required minimum distribution may be withdrawn without a deduction for surrender charges, even if the minimum distribution exceeds the 10% allowable amount. See "Surrender Charges." Any amounts withdrawn that have not been held under a contract for at least six years and are in excess of both the minimum distribution and the 10% free available amount will be subject to any applicable surrender charge.

    If the initial monthly annuity payment under an annuity option would be less than $20, we may make a single sum payment equal to the contract value on the date the initial payment would be payable, in place of all other benefits provided by the contract, or, may make periodic payments quarterly, semiannually or annually in place of monthly payments.

    Currently, transfers between subaccounts are not available for amounts allocated to any of the variable payment annuity options.

PAYMENT UPON DEATH AFTER MATURITY DATE
    If an owner who also is the annuitant dies on or after the maturity date, except as may otherwise be provided under any supplementary contract between the owner and us, we will pay to the owner/annuitant's beneficiary any annuity payments due during any applicable period certain under the annuity option in effect on the annuitant's death. If the annuitant who is not the owner dies on or after the maturity date, we will pay any remaining annuity payments to the annuitant's beneficiary according to the payment option in effect at the time of the annuitant's death. If an owner who is not the annuitant dies on or after the maturity date, we will pay any remaining annuity payments to the owner's beneficiary according to the payment option in effect at the time of the owner's death.

VARIABLE ACCOUNT VALUATION PROCEDURES
--------------------------------------------------------------------------------

VALUATION DATE
    A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading and we are open for business. However, transaction processing may be postponed for the following reasons:

1.  the NYSE is closed or may have closed early;
2.  the SEC has determined that a state of emergency exists; or
3. on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day).

    The NYSE Board of Directors reserves the right to change the NYSE schedule as conditions warrant. On each valuation date, the value of the Separate Account is determined at the close of the NYSE (usually 4:00 p.m. eastern time). The NYSE is scheduled to be closed on the following days:

    ========================================================
    New Year's Day                    Independence Day
    --------------------------------------------------------
    Martin Luther King, Jr. Day       Labor Day
    --------------------------------------------------------
    Washington's Birthday             Thanksgiving Day
    --------------------------------------------------------
    Good Friday                       Christmas Day
    --------------------------------------------------------
    Memorial Day
    ========================================================


VALUATION PERIOD
    Valuation period is that period of time from the beginning of the day following a valuation date to the end of the next following valuation date.

ACCUMULATION UNIT VALUE
    The value of one accumulation unit was set at $1.000 on the date assets were first allocated to a subaccount. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date. After the first valuation period, the accumulation unit value reflects the cumulative investment experience of that subaccount.

NET INVESTMENT FACTOR
    The net investment factor for any valuation period is equal to 1.000 plus the applicable net investment rate for such valuation period. A net investment factor may be more or less than 1.000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any valuation period for the funds allocated to each subaccount, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, of the subaccount for such valuation period is computed, (b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes and the deductions at the beginning of the valuation period for mortality and expense risk charges and daily administration fee, and (c) the results of (a) as adjusted by (b) are divided by the aggregate unit values in the subaccount at the beginning of the valuation period.

MISCELLANEOUS PROVISIONS
--------------------------------------------------------------------------------

ASSIGNMENT
    Owners of contracts issued in connection with non-tax qualified plans may assign their interest in the contract without the consent of the beneficiary. A written notice of such assignment must be filed with our Annuity Operations Division before it will be honored.

    A pledge or assignment of a contract is treated as payment received on account of a partial surrender of a contract. See "Surrenders or Withdrawals Prior to the contract Maturity Date."

    In order to qualify for favorable tax treatment, contracts issued in connection with tax qualified plans may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation, or for any other purpose, to any person other than to us.

DEFERMENT OF PAYMENT
    Payment of the contract value in a single sum upon a withdrawal from, or complete surrender of, a contract will ordinarily be made within seven days after receipt of the written request by our Annuity Operations Division. However, we may postpone payment of the value of any accumulation units at times
(a) when the NYSE is closed, other than customary weekend and holiday closings,
(b) when trading on the NYSE is restricted, (c) when an emergency exists as a result of which disposal of securities in the series is not reasonably practicable or it is not reasonably practicable to determine the contract value or (d) when a governmental body having jurisdiction over us by order permits such suspension. Rules and regulations of the SEC, if any, are applicable and will govern as to whether conditions described in (b), (c) or (d) exist.

FREE LOOK PERIOD
    We may mail the contract to you or we may deliver it to you in person. You may surrender a contract for any reason within 10 days after you receive it and receive in cash the adjusted value of your initial payment. (A longer Free Look Period may be required by your state.) You may receive more or less than the initial payment depending on investment experience within the subaccounts during the Free Look Period. If a portion or all of your initial payment has been allocated to the GIA, we also will refund any earned interest. If applicable state law requires, we will return the full amount of any payments we received.

    During periods of extreme market volatility, we reserve the right to make the Temporary Money Market Allocation Amendment available. We will generally allocate the premium payment, less applicable charges, according to your instructions when we receive your completed application. We may issue some contracts with a Temporary Money Market Allocation Amendment. Under this amendment we allocate the net premium payment and the net of other premium payments paid during your Free Look Period to the Phoenix-Goodwin Money Market subaccount. When your Free Look Period expires we allocate the contract value among the subaccounts and/or the GIA according to your instructions. We may use the Temporary Money Market Allocation Amendment depending on the state of issue and under certain other circumstances.

AMENDMENTS TO CONTRACTS
    Contracts may be amended to conform to changes in applicable law or interpretations of applicable law, or to accommodate design changes. Changes in the contract may need to be approved by contract owners and state insurance departments. A change in the contract which necessitates a corresponding change in the prospectus or the SAI must be filed with the SEC.

SUBSTITUTION OF FUND SHARES
    Although we believe it to be highly unlikely, it is possible that in the judgment of our management, one or more of the series of the funds may become unsuitable for investment by contract owners because of a change in investment policy, or a change in the tax laws, or because the shares are no longer available for investment. In that event, we may seek to substitute the shares of another series or the shares of an entirely different fund. Before this can be done, the approval of the SEC, and possibly one or more state insurance departments, will be required.

OWNERSHIP OF THE CONTRACT
    Ordinarily, the purchaser of a contract is both the owner and the annuitant and is entitled to exercise all the rights under the contract. However, the owner may be an individual or entity other than the annuitant. Transfer of the ownership of a contract may involve federal income tax consequences, and a qualified adviser should be consulted before any such transfer is attempted.


FEDERAL INCOME TAXES
--------------------------------------------------------------------------------
INTRODUCTION

    The contracts are designed for use with retirement plans which may or may not be tax-qualified plans ("qualified plans") under the provisions of the Internal Revenue Code of 1986, (the "Code"). The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments and on the economic benefits of the contract owner, annuitant or beneficiary depends on our income tax status, on the type of retirement plan for which the contract is purchased, and upon the income tax and employment status of the individual concerned.

    The following discussion is general in nature and is not intended as tax advice. The income tax rules are complicated and this discussion is intended only to make you aware of the issues. Each person concerned should consult a professional tax advisor. No attempt is made to consider any estate or inheritance taxes or any applicable state, local or other tax laws. Moreover, the discussion is based upon our understanding of the federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the federal income tax laws or the current interpretations by the Internal Revenue Service (the "IRS"). We do not guarantee the tax status of the contracts or any transactions involving the contracts. Purchasers bear the complete risk that the contracts may not be treated as "annuity contracts" under federal income tax laws. For a discussion of federal income taxes as they relate to the funds, please see the fund prospectuses.


INCOME TAX STATUS

    We are taxed as a life insurance company under Part 1 of Subchapter L of the Code. Since the Separate Account is not a separate entity from Phoenix and its operations form a part of Phoenix, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the contract value. Under existing federal income tax law, the Separate Account's investment income, including realized net capital gains, is not taxed to us. We reserve the right to make a deduction for taxes should they be imposed on us with respect to such items in the future.

TAXATION OF ANNUITIES IN GENERAL--NONQUALIFIED PLANS
    Section 72 of the Code governs taxation of annuities. In general, a contract owner is not taxed on increases in value of the units held under a contract until some form of distribution is made. However, in certain cases the increase in value may be subject to tax currently. In the case of contracts not owned by natural persons, see "Contracts Owned by Non-Natural Persons." In the case of contracts not meeting the diversification requirements, see "Diversification Standards."

    As the owner of the contract, you may elect one of the available death benefit guarantees under the contract. One or more of the options available may, in some cases, exceed the greater of the sum of premium payments or the contract value. The IRS may take the position with respect to these death benefit guarantees that they are not part of the annuity contract. In such a case, the charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchase payments for the contract would not be deductible. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit guarantee under this contract or any amendments, benefits or endorsements to the contract.

SURRENDERS OR WITHDRAWALS PRIOR TO THE CONTRACT MATURITY DATE
    Code Section 72 provides that a withdrawal or surrender of the contract prior to the contract maturity date will be treated as taxable income to the extent the amounts held under the contract exceed the "investment in the contract." The "investment in the contract" is that portion, if any, of purchase payments by or on behalf of an individual under a contract that have not been excluded from the individual's gross income. The taxable portion is taxed as ordinary income in an amount equal to the value of the amount received in excess of the "investment in the contract" on account of a withdrawal or surrender of a contract. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a withdrawal from a contract.

SURRENDERS OR WITHDRAWALS ON OR AFTER THE CONTRACT MATURITY DATE
    Upon receipt of a lump sum payment under the contract, the recipient is taxed on the portion of the payment that exceeds the investment in the contract. Ordinarily, such taxable portion is taxed as ordinary income.

    For fixed annuity payments, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the contract bears to the total expected amount of annuity payments for the term of the contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable annuity payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income. Once the excludable portion of annuity payments equals the investment in the contract, the balance of the annuity payments will be fully taxable. For certain types of qualified plans, there may be no investment in the contract resulting in the full amount of the payments being taxable. A simplified method of determining the exclusion ratio is effective with respect to qualified plan annuities started after November 18, 1996.


    Withholding of federal income taxes on all distributions may be required unless the recipient elects not to have any amounts withheld and properly notifies our Annuity Operations Division of that election.


PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS
    Amounts surrendered, withdrawn or distributed before the taxpayer reaches age 59 1/2 are subject to a penalty tax equal to ten percent (10%) of the portion of such amount that is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the contract owner (or where the contract owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans (such distributions may, however, be subject to a similar penalty under Code Section 72(t) relating to distributions from qualified retirement plans and to a special penalty of 25% applicable specifically to SIMPLE IRAs or other special penalties applicable to Roth IRAs);
(v) allocable to investment in the contract before August 14, 1982; (vi) under a qualified funding asset (as defined in Code Section 130(d)); (vii) under an immediate annuity contract (as defined in Code Section 72(u)(4)); or (viii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.


    If the penalty tax does not apply to a withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year when the modification occurs will be increased by an amount (determined by the Treasury regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, but only if the modification takes place: (a) within 5 years from the date of the first payment, or (b) before the taxpayer reaches age 59 1/2.


    Separate tax withdrawal penalties apply to qualified plans. See "Penalty Tax on Surrenders and Withdrawals from Qualified Contracts."


ADDITIONAL CONSIDERATIONS


DISTRIBUTION-AT-DEATH RULES
    In order to be treated as an annuity contract for federal income tax purposes, a contract must provide the following two distribution rules: (a) if the contract owner dies on or after the contract maturity date, and before the entire interest in the contract has been distributed, the remainder of the contract owner's interest will be distributed at least as quickly as the method in effect on the contract owner's death; and (b) if a contract owner dies before the contract maturity date, the contract owner's entire interest generally must be distributed within five (5) years after the date of death, or if payable to a designated beneficiary, may be annuitized over the life or life expectancy of that beneficiary and payments must begin within one (1) year after the contract owner's date of death. If the beneficiary is the spouse of the contract owner, the contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as contract owner. Similar distribution requirements apply to annuity contracts under qualified plans (other than Code Section 457 Plans). However, a number of restrictions, limitations and special rules apply to qualified plans and contract owners should consult with their tax advisor.

    If the primary annuitant, which is not the contract owner, dies before the maturity date, the owner will become the annuitant unless the owner appoints another annuitant. If the contract owner is not an individual, the death of the primary annuitant is treated as the death of the contract owner. In addition, when the contract owner is not an individual, however, a change in the primary annuitant is treated as the death of the contract owner. Finally, in the case of non-spousal joint contract owners, distribution will be required at the earliest death of any of the contract owners.

    If the contract owner or a joint contract owner dies on or after the maturity date, the remaining payments, if any, under the Annuity Payment Option selected will be made at least as rapidly as under the method of distribution in effect at the time of death.

    Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.


TRANSFER OF ANNUITY CONTRACTS

    Transfers of nonqualified contracts prior to the maturity date for less than full and adequate consideration to the contract owner at the time of such transfer, will trigger tax on the gain in the contract, with the transferee getting a step-up in basis for the amount included in the contract owner's income. This provision does not apply to transfers between spouses and incident to a divorce.


CONTRACTS OWNED BY NON-NATURAL PERSONS

    If a non-natural person (for example, a corporation) holds the contract, the income on that contract (generally the increase in the net surrender value less the premium payments paid) is includable in income each year. The rule does not apply where the non-natural person is the nominal owner of a contract and the beneficial owner is a natural person. The rule also does not apply where the annuity contract is acquired by the estate of a decedent, where the contract is held under a qualified plan, a TSA program or an IRA, where the contract is a qualified funding asset for structured settlements, or where the contract is purchased on behalf of an employee upon termination of a qualified plan.


SECTION 1035 EXCHANGES

    Code Section 1035 provides, in general, that no gain or loss shall be recognized on the exchange of one annuity contract for another. A replacement contract obtained in a tax-free exchange of contracts generally succeeds to the status of the surrendered contract. If the surrendered contract was issued prior to August 14, 1982, the tax rules that formerly provided that the surrender was taxable only to the extent the amount received exceeds the contract owner's investment in the contract will continue to apply. In contrast, contracts issued on or after January 19, 1985 are, in a Code Section 1035 exchange, treated as new contracts for purposes of the distribution-at-death rules. Special rules and procedures apply to Code Section 1035 transactions. Prospective contract owners wishing to take advantage of Code Section 1035 should consult their tax advisors.

MULTIPLE CONTRACTS
    Code Section 72(e)(11)(A)(ii) provides that for contracts entered into after October 21, 1988, for purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all nonqualified annuity contracts issued by the same insurer (or affiliate) to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract maturity date, such as a withdrawal, dividend or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

    The U.S. Treasury Department has specific authority to issue regulations that prevent the avoidance of Code Section 72(e) through the serial purchase of annuity contracts or otherwise. In addition, there may be situations where the Treasury may conclude that it would be appropriate to aggregate two or more contracts purchased by the same contract owner. Accordingly, a contract owner should consult a competent tax advisor before purchasing more than one contract or other annuity contracts.

OWNER CONTROL
    For variable annuity contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts. You can allocate account values from one fund of the separate account to another but you cannot direct the investments each fund makes. If you have too much "investor control" of the assets supporting the separate account funds, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.

    In 2003, the Internal Revenue Service (IRS) in Revenue Ruling 2003-91, issued formal guidance that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.

    The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract, or agreement between the contract owner and Phoenix regarding the availability of a particular investment option and, other than the contract owner's right to allocate premium payments and transfer funds among the available subaccounts, all investment decisions concerning the subaccounts will be made by us or an advisor in its sole and absolute discretion.

    At this time, it cannot be determined whether additional guidance will be provided by the U.S. Treasury on this issue and what standards may be contained in such guidance. Should the U.S. Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under section 72 of the Internal Revenue Code, Phoenix reserves the right to modify the contract to the extent required to maintain favorable tax treatment.

DIVERSIFICATION STANDARDS

DIVERSIFICATION REGULATIONS
    To comply with the diversification regulations under Code Section 817(h) ("Diversification Regulations"), after a start-up period, each series of the funds will be required to diversify its investments. The Diversification Regulations generally require that, on the last day of each calendar quarter, the series' assets be invested in no more than:

>     55% in any 1 investment
>     70% in any 2 investments
>     80% in any 3 investments
>     90% in any 4 investments

    A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Separate Account, and each series of the funds are tested for compliance with the percentage limitations. All securities of the same issuer are treated as a single investment. As a result of the 1988 Act, each government agency or instrumentality will be treated as a separate issuer for purposes of these limitations.

    The Treasury Department has indicated that the Diversification Regulations do not provide guidance regarding the circumstances in which contract owner control of the investments of the Separate Account will cause the contract owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the contract. At this time, it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance. The amount of contract owner control which may be exercised under the contract is different in some respects from the situations addressed in published rulings issued by the IRS in which it was held that the contract owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the contract owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the contract owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the contract owner with respect to earnings allocable to the contract prior to receipt of payments under the contract.

    In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling generally will be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the contract owner being determined retroactively to be the owner of the assets of the Separate Account.


    Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

    We represent that we intend to comply with the Diversification Regulations to assure that the contracts continue to be treated as annuity contracts for federal income tax purposes.

DIVERSIFICATION REGULATIONS AND QUALIFIED PLANS

    Code Section 817(h) applies to a variable annuity contract other than a pension plan contract. The Diversification Regulations reiterate that the diversification requirements do not apply to a pension plan contract. All of the qualified plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified plan contracts from application of the diversification rules, all investments of the Phoenix Qualified Plan Contracts (i.e., the funds) will be structured to comply with the diversification standards because the funds serve as the investment vehicle for nonqualified contracts as well as qualified plan contracts.

    Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

TAXATION OF ANNUITIES IN GENERAL--QUALIFIED PLANS
    The contracts may be used with several types of qualified plans. TSAs, Keoghs, IRAs, Corporate Pension and Profit-sharing Plans and State Deferred Compensation Plans will be treated, for purposes of this discussion, as qualified plans. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made here to provide more than general information about the use of the contracts with the various types of qualified plans. Phoenix reserves the right at any time to discontinue the availability of this contract for use with qualified plans. Participants under such qualified plans as well as contract owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such qualified plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the contract issued in connection therewith. For example, Phoenix will accept beneficiary designations and payment instructions under the terms of the contract without regard to any spousal consent that may be required under the Retirement Equity Act (REA). Consequently, a contract owner's beneficiary designation or elected annuity payment option may not be enforceable.

    As the owner of the contract, you may elect one of the available death benefit guarantees under the contract. We are of the opinion that the death benefit guarantees available under the contract are part of the annuity contract. One or more of the death benefit guarantees available may exceed the greater of the sum of premium payments or the contract value. The contract and its amendments, benefits or endorsements (together referred to herein as the "contract") have not been reviewed by the IRS for qualification as an IRA or any other qualified plan. Moreover, the IRS has not addressed in a ruling of general applicability whether a death benefit option such as the those available under the contract complies with the qualification requirements for an IRA or any other qualified plan. There is a risk that the IRS would take the position that one or more of the death benefit guarantees are not part of the annuity contract. In such a case, charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchases for the contract would not be deductible. While we regard the death benefit guarantees available for your election under the contract as a permissible benefit under an IRA, the IRS may take a contrary position regarding tax qualification resulting in deemed distributions and penalty taxes. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit option under this contract for an IRA or other qualified plan.

    Certain death benefit guarantees may be purchased under your contract. IRA's and other qualified contracts generally may not invest in life insurance contracts. If you own an IRA or other qualified contract and purchase these death benefit guarantees, the IRS may consider these benefits "incidental death benefits." The IRC imposes limits on the amount of the incidental death benefits allowable for qualified contracts. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the IRA or qualified contract. Furthermore, the IRC provides that the assets of an IRA (including a traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not be invested in life insurance, but may provide, in the case of death during the accumulation phase, for a death benefit payment equal to the greater of sum of premium payments (less withdrawals) or contract value. This contract offers death benefits, which may exceed the greater of sum of premium payments (less withdrawals) or contract value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) or other qualified contract. That determination could result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.

    Under certain circumstances, the proceeds of a surrender of a contract may qualify for "lump sum distribution" treatment under qualified plans. See your tax advisor if you think you may qualify for "lump sum distribution" treatment. The 5-year averaging rule for lump sum distribution has been repealed for tax years beginning after 1999.

    Effective January 1, 1993, Section 3405 of the Internal Revenue Code was amended to change the roll-over rules applicable to the taxable portions of distributions from qualified pension and profit-sharing plans and Section 403(b) TSA arrangements. Taxable distributions eligible to be rolled over generally will be subject to 20 percent income tax withholding. Mandatory withholding can be avoided only if the employee arranges for a direct rollover to another qualified pension or profit-sharing plan or to an IRA.

    The new mandatory withholding rules apply to all taxable distributions from qualified plans or TSAs (not including IRAs), except (a) distributions required under the Code, (b) substantially equal distributions made over the life (or life expectancy) of the employee, or for a term certain of 10 years or more and
(c) the portion of distributions not includable in gross income (i.e., return of after-tax contributions).

    On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE VS. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The contracts sold by Phoenix in connection with certain qualified plans will utilize annuity tables that do not differentiate on the basis of sex. Such annuity tables also will be available for use in connection with certain nonqualified deferred compensation plans.

    Numerous changes have been made to the income tax rules governing qualified plans as a result of legislation enacted during the past several years, including rules with respect to: coverage, participation, maximum contributions, required distributions, penalty taxes on early or insufficient distributions and income tax withholding on distributions. The following are general descriptions of the various types of qualified plans and of the use of the contracts in connection therewith.

TAX SHELTERED ANNUITIES ("TSAS")
    Code Section 403(b) permits public school systems and certain types of charitable, educational and scientific organizations, generally specified in Code Section 501(c)(3), to purchase annuity contracts on behalf of their employees and, subject to certain limitations, allows employees of those organizations to exclude the amount of payments from gross income for federal income tax purposes. These annuity contracts are commonly referred to as TSAs.

    For taxable years beginning after December 31, 1988, Code Section 403(b)(11) imposes certain restrictions on a contract owner's ability to make withdrawals from, or surrenders of, Code Section 403(b) Contracts, if the cash withdrawn is attributable to payments made under a salary reduction agreement. Specifically, Code Section 403(b)(11) allows a contract owner to make a surrender or withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies or becomes disabled (as defined in the Code), or (b) in the case of hardship. In the case of hardship, the distribution amount cannot include any income earned under the contract.

    The 1988 Act amended the effective date of Code Section 403(b)(11), so that it applies only with respect to distributions from Code Section 403(b) Contracts which are attributable to assets other than assets held as of the close of the last year beginning before January 1, 1989. Thus, the distribution restrictions do not apply to assets held as of December 31, 1988.

    In addition, in order for certain types of contributions under a Code
Section 403(b) Contract to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. Contract owners should consult their employers to determine whether the employer has complied with these rules. Contract owner loans are not allowed under the contracts.

    Effective May 4, 1998, loans may be made available under Internal Revenue Code Section 403(b) tax-sheltered annuity programs. A loan from a participant's contract value may be requested only if we make loans available with the contract and if the employer permits loans under their tax-sheltered annuity program. The loan must be at least $1,000 and the maximum loan amount is the greater of: (a) 90% of the first $10,000 of contract value minus any withdrawal charge; and (b) 50% of the contract value minus any withdrawal charge. The maximum loan amount is $50,000. If loans are outstanding from any other tax-qualified plan, then the maximum loan amount of the contract may be reduced from the amount stated above in order to comply with the maximum loan amount requirements under Section 72(p) of the Internal Revenue Code. Amounts borrowed from the GIA are subject to the same limitations as applies to transfers from the GIA; thus no more than the greatest of $1000 and 25% of the contract value in the GIA may be borrowed at any one time.

    Loan repayments will first pay any accrued loan interest. The balance will be applied to reduce the outstanding loan balance and will also reduce the amount of the Loan Security Account by the same amount that the outstanding loan balance is reduced. The Loan Security Account is part of the general account and is the sole security for Tax-sheltered Annuity loans (as described in IRC
Section 403(b)) loans. It is increased with all loan amounts taken and reduced by all repayments of loan principal. The balance of loan repayments, after payment of accrued loan interest, will be credited to the subaccounts of the Separate Account or the GIA in accordance with the participant's most recent premium payments allocation on file with us.

    If we do not receive a loan repayment before 90 days after the payment was due, then the entire loan balance plus accrued interest will be in default. In the case of default, the outstanding loan balance plus accrued interest will be deemed a distribution for income tax purposes, and will be reported as such to the extent required by law. At the time of such deemed distribution, interest will continue to accrue until such time as an actual distribution occurs under the contract.

KEOGH PLANS
    The Self-Employed Individual Tax Retirement Act of 1962, as amended permits self-employed individuals to establish "Keoghs" or qualified plans for themselves and their employees. The tax consequences to participants under such a plan depend upon the terms of the plan. In addition, such plans are limited by law with respect to the maximum permissible contributions, distribution dates, nonforfeitability of interests, and tax rates applicable to distributions. In order to establish such a plan, a plan document must be adopted and implemented by the employer, as well as approved by the IRS.

INDIVIDUAL RETIREMENT ANNUITIES

    Code Sections 408 and 408A permit eligible individuals to contribute to an individual retirement program known as an "IRA." These IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed on a tax-deferred basis into an IRA. Effective January 1, 1997, employers may establish a new type of IRA called SIMPLE (Savings Incentive Match Plan for Employees). Special rules apply to participants' contributions to and withdrawals from SIMPLE IRAs. Also effective January 1, 1997, salary reduction IRAs (SARSEP) no longer may be established. Effective January 1, 1998, individuals may establish Roth IRAs. Special rules also apply to contributions to and withdrawals from Roth IRAs.


CORPORATE PENSION AND PROFIT-SHARING PLANS
    Code Section 401(a) permits corporate employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of contracts to provide benefits thereunder.

    These retirement plans may permit the purchase of the contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Participant loans are not allowed under the contracts purchased in connection with these Plans. Purchasers of contracts for use with Corporate Pension or Profit-sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

DEFERRED COMPENSATION PLANS WITH RESPECT TO SERVICE FOR STATE AND LOCAL GOVERNMENTS AND TAX EXEMPT ORGANIZATIONS
    Code Section 457 provides for certain deferred compensation plans with respect to service for state and local governments and certain other entities. The contracts may be used in connection with these plans; however, under these plans if issued to tax exempt organizations, the contract owner is the plan sponsor, and the individual participants in the plans are the annuitants. Under such contracts, the rights of individual plan participants are governed solely by their agreements with the plan sponsor and not by the terms of the contracts. Effective in 1997 for new state and local government plans, such plans must be funded through a tax-exempt annuity contract held for the exclusive benefit of plan participants.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS FROM QUALIFIED PLANS
    In the case of a withdrawal under a qualified plan, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a qualified plan. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including contracts issued and qualified under Code Sections 401 (Keogh and Corporate Pension and Profit-sharing Plans), Tax-Sheltered Annuities and Individual Retirement Annuities other than Roth IRAs. The penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years of the contract owner's participation in the SIMPLE IRA. To the extent amounts are not includable in gross income because they have been properly rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the contract owner or annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the contract owner or annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the contract owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such contract owner or annuitant (as applicable) and his or her designated beneficiary; (d) distributions to a contract owner or annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the contract owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the contract owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the contract owner and his or her spouse and dependents if the contract owner has received unemployment compensation for at least 12 weeks; and (h) distributions from IRAs for first-time home purchase expenses (maximum $10,000) or certain qualified educational expenses of the contract owner, spouse, children or grandchildren of the contract owner. This exception will no longer apply after the contract owner has been reemployed for at least 60 days. The exceptions stated in items (d) and (f) above do not apply in the case of an IRA. The exception stated in item (c) applies to an IRA without the requirement that there be a separation from service.

    Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a regular or SIMPLE IRA and the required distribution rules do not apply to Roth IRAs. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.


SEEK TAX ADVICE

    The above description of federal income tax consequences of the different types of qualified plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of qualified plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective contract owner considering adoption of a qualified plan and purchase of a contract in connection therewith should first consult a qualified tax advisor, with regard to the suitability of the contract as an investment vehicle for the qualified plan.


SALES OF VARIABLE ACCUMULATION CONTRACTS
--------------------------------------------------------------------------------

    Contracts may be purchased from registered representatives of WS Griffith Securities, Inc. (formerly known as W.S. Griffith & Co., Inc.) ("WSG"), a New York corporation incorporated on August 7, 1970, located at One American Row, Hartford, CT 06102. WSG is licensed to sell Phoenix insurance policies as well as policies, annuity contracts and funds of companies affiliated with Phoenix. WSG is an indirect, wholly owned subsidiary of The Phoenix Companies, Inc., and is an affiliate of Phoenix. WSG is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 ("1934 Act") and is a member of the NASD. Phoenix Equity Planning Corporation ("PEPCO") serves as national distributor of the contracts. PEPCO is located at 56 Prospect Street, Hartford, Connecticut. PEPCO is also an indirect, wholly owned subsidiary of The Phoenix Companies and is an affiliate of Phoenix.


    Contracts may also be purchased through other broker-dealers or entities registered under or exempt under the Securities Exchange Act of 1934, whose representatives are authorized by applicable law to sell contracts under terms of agreement provided by PEPCO.

    In addition to reimbursing PEPCO for its expenses, we pay PEPCO an amount equal up to 7.25% of the payments made under the contract. PEPCO pays any qualified distribution organization an amount which may not exceed 7.25% of the payments under the contract. Any such amount paid with respect to contracts sold through other broker-dealers will be paid by us to or through PEPCO. The amounts paid are not deducted from the payments. Deductions for surrender charges (as described under "Surrender Charges") may be used as reimbursement for commission payments.

SERVICING AGENT
--------------------------------------------------------------------------------
    The Phoenix Edge Series Fund reimburses Phoenix Life Insurance Company for various shareholder services provided by the Variable Product Operations area. The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The rate of reimbursement for 2004 is 0.08% of the fund's average daily net assets. The total administrative service fees paid by the fund for the last three fiscal years follows:

==========================================================
   YEAR ENDED DECEMBER 31,              FEE PAID
----------------------------------------------------------
             2001                          N/A
----------------------------------------------------------
             2002                          N/A
----------------------------------------------------------
             2003                     $1.8 Million
==========================================================


STATE REGULATION
--------------------------------------------------------------------------------
    We are subject to the provisions of the New York insurance laws applicable to life insurance companies and to regulation and supervision by the New York Superintendent of Insurance. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which it does an insurance business.

    State regulation of Phoenix includes certain limitations on the investments which may be made for its General Account and separate accounts, including the Account. It does not include, however, any supervision over the investment policies of the Account.

REPORTS
--------------------------------------------------------------------------------

    Reports showing the contract value and containing the financial statements of the Separate Account will be furnished to you at least annually.


VOTING RIGHTS
--------------------------------------------------------------------------------
    As stated above, all of the assets held in an available subaccount will be invested in shares of a corresponding series of the funds. We are the legal owner of those shares and, as such, have the right to vote to elect the Board of Trustees of the funds, to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholders' meeting. However, we intend to vote the shares of the funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from owners of the contracts.

    We currently intend to vote fund shares attributable to any of our assets and fund shares held in each subaccount for which no timely instructions from owners are received in the same proportion as those shares in that subaccount for which instructions are received. In the future, to the extent applicable federal securities laws or regulations permit us to vote some or all shares of the fund in its own right, we may elect to do so.

    Matters on which owners may give voting instructions include the following:
(1) election of the Board of Trustees of a fund; (2) ratification of the independent accountant for a fund; (3) approval or amendment of the investment advisory agreement for the series of the fund corresponding to the owner's selected subaccount(s); (4) any change in the fundamental investment policies or restrictions of each such series; and (5) any other matter requiring a vote of the Shareholders of a fund. With respect to amendment of any investment advisory agreement or any change in a series' fundamental investment policy, owners participating in such series will vote separately on the matter. The number of votes that you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized. The number of votes for which you may give us instructions will be determined as of the record date for fund shareholders chosen by the Board of Trustees of a fund. We will furnish you with proper forms and proxies to enable them to give these instructions.

TEXAS OPTIONAL RETIREMENT PROGRAM
--------------------------------------------------------------------------------
    Participants in the Texas Optional Retirement Program may not receive the proceeds of a withdrawal from, or complete surrender of, a contract, or apply them to provide annuity payment options prior to retirement except in the case of termination of employment in the Texas public institutions of higher education, death or total disability. Such proceeds, however, may be used to fund another eligible retirement vehicle.

LEGAL MATTERS
--------------------------------------------------------------------------------

    Matthew A. Swendiman, Counsel and Brian A. Giantonio, Vice President, Tax and ERISA Counsel, The Phoenix Companies, Inc., have provided advice on certain matters relating to the federal securities, state regulations and income tax laws in connection with the contracts described in this prospectus.


SAI
--------------------------------------------------------------------------------
    THE SAI contains more specific information and financial statements relating to the Account and Phoenix. The Table of Contents of the SAI is set forth below:


>  Phoenix Life Insurance Company
>  Underwriter
   o Disruptive Trading and Market Timing
>  Performance History
   o Calculation of Yield and Return
   o Calculation of
   Annuity Payments
>  Experts
>  Separate Account Financial Statements
>  Company Financial Statements


    Contract owner inquiries and requests for an SAI should be directed to our Annuity Operations Division, or by calling us at 800/541-0171.

APPENDIX A - INVESTMENT OPTIONS
--------------------------------------------------------------------------------

INVESTMENT TYPE


------------------------------------------------------------------------------------------------------------------------------------
                                                                           Investment Type
                                              --------------------------------------------------------------------------------------
                                                  Aggressive                                   Growth &
             Series                                 Growth        Conservative       Growth     Income       Income      Specialty
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                                                        |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity                                                            |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index                                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value                                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities                                                                                |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth                                                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth              |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income                                                                      |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond                                                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends                                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select                                            |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value                                                        |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap                                                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture                                                                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value                                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value                                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust                                                                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value                                                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30                                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)                                                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income                                                                |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation                                                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity                                                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value                                                            |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value                                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value                                                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                        |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme                                                        |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth                                        |X|
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II                                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                                                |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                                                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund         |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                                                            |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                                      |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                                                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nove Fund                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R)Equity Index Fund                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                                                                        |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                                         |X|
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT TYPE


---------------------------------------------------------------------------------------------------------------------------------
                                                                               Advisors
                                            -------------------------------------------------------------------------------------
                                                                      Duff
                                             Phoenix     Phoenix    & Phelps                 Fred        Deutsche      Federated
                                            Investment   Variable   Investment    AIM        Alger        Asset        Investment
                                             Counsel,    Advisors,  Management  Advisors,  Management,  Management,    Management
      Series                                   Inc.         Inc.        Co.        Inc.        Inc.         Inc.         Company
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                 |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity                                  |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index                   |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value                   |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities                            |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth                |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth        |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market                   |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income      |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond   |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends                 |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value          |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select                  |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value                              |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap                               |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture                          |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value                         |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value                           |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock                          |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust                                 |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value                                           |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30                                     |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)                        |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income             |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation          |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity                  |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value                      |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value                     |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value                   |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                  |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme                 |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap                     |X|
Growth
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                                 |X|
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                                       |X|
---------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                                     |X|
---------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
Securities II                                                                                                             |X|
---------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                                                                        |X|
---------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio
---------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio
---------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund
---------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund
---------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund
---------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund
---------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund
---------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund
---------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund
---------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund
---------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                                                                       |X|
---------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                                                           |X|
---------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Wanger International Select
---------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap
---------------------------------------------------------------------------------------------------------------------------------
Wanger Select
---------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies
---------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                               Advisors
                                           -----------------------------------------------------------------------------------------
                                            Fidelity                Morgan
                                           Management  Franklin    Stanley            Templeton   Templeton  Templeton     Wanger
                                              and       Mutual    Investment  Rydex     Asset       Global   Investment     Asset
                                            Research   Advisers,  Management  Global  Management,  Advisors   Counsel,   Management,
       Series                                Company     LLC         Inc.    Advisors    Ltd.      Limited      Inc.         L.P.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
Securities
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short
Term Bond
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International
Equity Select
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research
Small-Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
Securities II
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                   |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio            |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                                                                                |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                                                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                                                      |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                      |X|
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                                                                                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                                                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                                                                |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                                                                                |X|
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT SUBADVISORS


----------------------------------------------------------------------------------------------------------------------------------
                                                                                   Subadvisors
                                         -----------------------------------------------------------------------------------------
                                                                                               Kayne
                                                                                              Anderson
                                               Aberdeen         AIM           Alliance        Rudnick         Lazard        Lord,
                                                 Fund         Capital         Capital        Investment        Asset        Abbett
                                               Managers,     Management,     Management,     Management,     Management,     & Co.
          Series                                 Inc.           Inc.            L.P.             LLC            LLC           LLC
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                   |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity                                      |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index                                        |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value                                        |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends                                                                   |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value                                                            |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select                                                                       |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value                                                                                   |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap                                                                                    |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture                                                                                           |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value                                                                                          |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value                                                                                            |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value                                           |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value                                          |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap                                              |X|
Value
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap
Growth
----------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                                                             Subadvisors
                                         ----------------------------------------------------------------------------------
                                                               Northern                        Seneca         State Street
                                                  MFS            Trust          Engemann       Capital         Research &
                                               Investment     Investments,        Asset       Management,      Management
          Series                               Management        N.A.          Management        LLC            Company
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
---------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth                                                   |X|
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth                                           |X|
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value
---------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock                |X|
---------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust                       |X|
---------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value                                 |X|
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30                                          |X|
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)                             |X|
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap
Value
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                                                                    |X|
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme                                                                   |X|
---------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap
Growth                                                                                                            |X|
---------------------------------------------------------------------------------------------------------------------------

APPENDIX B - GLOSSARY OF SPECIAL TERMS
--------------------------------------------------------------------------------

    The following is a list of terms and their meanings when used in this Prospectus.


ACCOUNT VALUE: The value of all assets held in the Separate Account.


ACCUMULATION UNIT: A standard of measurement for each subaccount used to determine the value of a contract and the interest in the subaccounts prior to the start of annuity payments.

ACCUMULATION UNIT VALUE: The value of one accumulation unit was set at $1.000 on the date assets were first allocated to each subaccount. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date.

ADJUSTED PARTIAL WITHDRAWALS: The result of multiplying the ratio of the partial withdrawal to the contract value and the death benefit (prior to the withdrawal) on the date of the withdrawal.

ANNUAL ROLL-UP AMOUNT (ROLL-UP AMOUNT): In the first contract year the Annual Roll-up Amount is equal to the initial premium payment. After that, in any following contract year the Annual Roll-up Amount is equal to the Roll-up Amount at the end of the last contract year multiplied by a factor of 1.05, plus 100% of premium payments, less adjusted partial withdrawals made since the end of the prior contract year. The Roll-up Amount may not be greater than 200% of total premium payments less adjusted partial withdrawals.

ANNUAL STEP-UP AMOUNT (STEP-UP AMOUNT): In the first contract year the Step-up Amount is the greater of (1) 100% of purchase payments less adjusted partial withdrawals; or (2) the contract value. After that, in any following contract year the Step-up Amount equals the greater of (1) the Step-up Amount at the end of the prior contract year, plus 100% of premium payments, less adjusted partial withdrawals made since the end of the last contract year; or (2) the contract value.

ANNUITANT: The person whose life is used as the measuring life under the contract. The annuitant will be the primary annuitant as shown on the contract's Schedule Page while that person is living, and will then be the contingent annuitant, if that person is living at the death of the primary annuitant.

ANNUITY PAYMENT OPTION: The provisions under which we make a series of annuity payments to the annuitant or other payee, such as Life Annuity with Ten Years Certain. See "Annuity Payment Options."

ANNUITY UNIT: A standard of measurement used in determining the amount of each periodic payment under the variable payment annuity options I, J, K, M and N.

DEATH BENEFIT OPTIONS (BENEFIT OPTION, OPTION): The form of contract selected which determines the method of death benefit calculation and the amount of mortality and expense risk charge.

CLAIM DATE: The valuation date following receipt of a certified copy of the death certificate at our Annuity Operations Division.

CONTRACT: The deferred variable accumulation annuity contract described in this Prospectus.

CONTRACT OWNER (OWNER, YOU, YOUR): Usually the person or entity to whom we issue the contract. The contract owner has the sole right to exercise all rights and privileges under the contract as provided in the contract. The owner may be the annuitant, an employer, a trust or any other individual or entity specified in the contract application. However, under contracts used with certain tax qualified plans, the owner must be the annuitant. If no owner is named in the application, the annuitant will be the owner.

CONTRACT VALUE: Prior to the maturity date, the sum of all accumulation units held in the subaccounts of the Account and the value held in the GIA. For Tax-sheltered Annuity plans (as described in Internal Revenue Code (IRC) 403(b)) with loans, the contract value is the sum of all accumulation units held in the subaccounts of the Account and the value held in the GIA plus the value held in the Loan Security Account, and less any Loan Debt.

FIXED PAYMENT ANNUITY: An annuity payment option providing periodic payments of a fixed dollar amount throughout the Annuity Period. This benefit does not vary with or reflect the investment performance of any subaccount.

GIA: An investment option under which premium amounts are guaranteed to earn a fixed rate of interest.


ISSUE DATE: The date that the initial premium payment is invested under a contract.


MATURITY DATE: The date elected by the owner as to when annuity payments will begin. The maturity date will not be any earlier than the fifth contract anniversary and no later than the annuitant's 90th birthday. The election is subject to certain conditions described in "The Annuity Period."

MINIMUM INITIAL PAYMENT: The amount that you pay when you purchase a contract. We require minimum initial payments of:

>   Non-qualified plans--$1,000
>   Individual Retirement Annuity--$1,000
>   Bank draft program--$25
>   Qualified plans--$1,000 annually

MINIMUM SUBSEQUENT PAYMENT: The least amount that you may pay when you make any subsequent payments, after the minimum initial payment (see above). The minimum subsequent payment for all contracts is $25.

NET ASSET VALUE: Net asset value of a series' shares is computed by dividing the value of the net assets of the series by the total number of series outstanding shares.

PAYMENT UPON DEATH: The obligation of Phoenix under a contract to make a payment on the death of the owner or annuitant anytime: (a) before the maturity date of a contract (see "Payment Upon Death Before Maturity Date") or (b) after the maturity date of a contract (see "Payment Upon Death After Maturity Date").

PHOENIX (OUR, US, WE, COMPANY): Phoenix Life Insurance Company.


SEPARATE ACCOUNT : Phoenix Life Variable Accumulation Account.


SERIES: A separate investment portfolio of a fund.

SEVEN YEAR STEP-UP AMOUNT (7-YEAR STEP-UP AMOUNT): In the first 7 contract years, the 7-year Step-up Amount equals 100% of purchase payments less adjusted partial withdrawals. In any subsequent 7-year period, the 7-year Step-up Amount is the amount that would have been paid on the prior 7th contract anniversary plus 100% of payments less adjusted partial withdrawals made since the prior 7th contract anniversary.

VALUATION DATE: A Valuation Date is every day the New York Stock Exchange ("NYSE") is open for trading.

VARIABLE PAYMENT ANNUITY: An annuity payment option providing payments that varies in amounts, according to the investment experience of the selected subaccounts.

APPENDIX C - DEDUCTIONS FOR TAXES - QUALIFIED AND NONQUALIFIED ANNUITY CONTRACTS
--------------------------------------------------------------------------------


                                                               UPON              UPON
STATE                                                     PREMIUM PAYMENT    ANNUITIZATION        NONQUALIFIED       QUALIFIED
-----                                                     ---------------    -------------        ------------       ---------
California ..........................................                             X                   2.35%            0.50%

Maine................................................           X                                     2.00*

Nevada...............................................                             X                   3.50

South Dakota.........................................           X                                     1.25**

West Virginia........................................                             X                   1.00             1.00

Wyoming..............................................                             X                   1.00

Commonwealth of Puerto Rico..........................                             X                   1.00             1.00


NOTE: The above tax deduction rates are as of January 1, 2004. No tax deductions are made for states not listed above. However, tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, we reserve the right to deduct tax when necessary to reflect changes in state tax laws or interpretation.

For a more detailed explanation of the assessment of Taxes, see "Description of Fees - Tax."
--------------------------------------------------------------------------------


* Maine changed its tax laws affecting annuities in 2003 retroactive to January 1, 1999. Under the revised statute, annuity premium payments are taxed upon premium payment for payments received on or after January 1, 1999.

** South Dakota law provides a lower rate of .8% that applies to premium payments received in excess of $500,000 in a single calendar year.


*Date subaccount began operations.

APPENDIX D - FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

    The following table gives the historical unit values for a single share of each of the available subaccounts. More information can be obtained in the Statement of Additional Information ("SAI"). You may obtain a copy of the SAI free of charge by calling us at 800/541-0171 or by writing to:

                  Phoenix Life Insurance Company
                  Annuity Operations Division
                  PO Box 8027
                  Boston, MA 02266-8027

DEATH BENEFIT OPTION 1 CONTRACTS


                                                                           SUBACCOUNT            SUBACCOUNT        UNITS OUTSTANDING
                                                                           UNIT VALUE            UNIT VALUE        AT END OF PERIOD
                             SUBACCOUNT                               BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
PHOENIX-ABERDEEN INTERNATIONAL
====================================================================================================================================
         From 1/1/03 to 12/31/03                                             $0.635                $0.829                 328
         From 1/1/02 to 12/31/02                                             $0.752                $0.635                 337
         From 1/30/01* to 12/31/01                                           $1.000                $0.752                 238

PHOENIX-AIM MID-CAP EQUITY
====================================================================================================================================
         From 1/1/03 to 12/31/03                                             $0.939                $1.193                   2
         From 4/1/02* to 12/31/02                                            $1.000                $0.939                  25

PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX
====================================================================================================================================
         From 1/1/03 to 12/31/03                                             $0.759                $0.950                 227
         From 1/1/02 to 12/31/02                                             $1.004                $0.759                 237
         From 3/14/01* to 12/31/01                                           $1.000                $1.004                  96

PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE
====================================================================================================================================

PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES
====================================================================================================================================
         From 1/1/03 to 12/31/03                                             $1.223                $1.676                 167
         From 1/1/02 to 12/31/02                                             $1.015                $1.223                 158
         From 3/27/01* to 12/31/01                                           $1.000                $1.015                  91

PHOENIX-ENGEMANN CAPITAL GROWTH
====================================================================================================================================
         From 1/1/03 to 12/31/03                                             $0.470                $0.589                 948
         From 1/1/02 to 12/31/02                                             $0.631                $0.470               1,107
         From 1/30/01 to 12/31/01                                            $1.000                $0.631                 585

PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH
====================================================================================================================================
         From 1/1/03 to 12/31/03                                             $0.487                $0.707                 135
         From 1/1/02 to 12/31/02                                             $0.690                $0.487                 137
         From 1/30/01* to 12/31/01                                           $1.000                $0.690                  55

PHOENIX-GOODWIN MONEY MARKET
====================================================================================================================================
         From 1/1/03 to 12/31/03                                             $1.024                $1.022                 242
         From 1/1/02 to 12/31/02                                             $1.019                $1.024                 246
         From 3/20/01* to 12/31/01                                           $1.000                $1.019                 356

PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME
====================================================================================================================================
         From 1/1/03 to 12/31/03                                             $1.115                $1.266                 522
         From 1/1/02 to 12/31/02                                             $1.023                $1.115                 537
         From 4/2/01* to 12/31/01                                            $1.000                $1.023                 175


*Date subaccount began operations.

                                                                           SUBACCOUNT            SUBACCOUNT        UNITS OUTSTANDING
                                                                           UNIT VALUE            UNIT VALUE        AT END OF PERIOD
                             SUBACCOUNT                               BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND
====================================================================================================================================
         From 6/3/03* to 12/31/03                                            $1.000                $1.074                1,004

PHOENIX-KAYNE RISING DIVIDENDS
====================================================================================================================================
         From 10/27/03* to 12/31/03                                          $1.000                $1.136                  2

PHOENIX-KAYNE SMALL-CAP QUALITY VALUE
====================================================================================================================================

PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT
====================================================================================================================================
         From 1/1/03 to 12/31/03                                             $0.954                $1.228                  2
         From 12/31/02* to 12/31/02                                          $1.000                $0.954                 .2

PHOENIX-LAZARD SMALL-CAP VALUE
====================================================================================================================================

PHOENIX-LAZARD U.S. MULTI-CAP
====================================================================================================================================

PHOENIX-LORD ABBETT BOND-DEBENTURE
====================================================================================================================================
         From 2/3/03* to 12/31/03                                            $1.000                $1.237                 13

PHOENIX-LORD ABBETT LARGE-CAP VALUE
====================================================================================================================================
         From 1/1/03 to 12/31/03                                             $0.989                $1.276                  4
         From 12/31/02* to 12/31/02                                          $1.000                $0.989                 40

PHOENIX-LORD ABBETT MID-CAP VALUE
====================================================================================================================================

PHOENIX-MFS INVESTORS GROWTH STOCK
====================================================================================================================================
         From 1/1/03 to 12/31/03                                             $0.570                $0.682                 685
         From 1/1/02 to 12/31/02                                             $0.808                $0.570                 701
         From 6/5/01* to 12/31/01                                            $1.000                $0.808                 248

PHOENIX-MFS INVESTORS TRUST
====================================================================================================================================
         From 1/1/03 to 12/31/03                                             $0.817                $0.992                  7
         From 2/1/02* to 12/31/02                                            $1.000                $0.817                  7

PHOENIX-MFS VALUE
====================================================================================================================================
         From 1/1/03 to 12/31/03                                             $0.901                $1.115                 64
         From 2/1/02* to 12/31/02                                            $1.000                $0.901                 12

PHOENIX-NORTHERN DOW 30
====================================================================================================================================
         From 1/1/03 to 12/31/03                                             $0.772                $0.975                 250
         From 1/1/02 to 12/31/02                                             $0.922                $0.772                 296
         From 5/2/01* to 12/31/01                                            $1.000                $0.922                 191

PHOENIX-NORTHERN NASDAQ-100 INDEX(R)
====================================================================================================================================
         From 1/1/03 to 12/31/03                                             $0.636                $0.938                 49
         From 1/1/02 to 12/31/02                                             $1.028                $0.636                 49
         From 3/14/01* to 12/31/01                                           $1.000                $1.028                 47


*Date subaccount began operations.

                                                                           SUBACCOUNT            SUBACCOUNT        UNITS OUTSTANDING
                                                                           UNIT VALUE            UNIT VALUE        AT END OF PERIOD
                             SUBACCOUNT                               BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
PHOENIX-OAKHURST GROWTH AND INCOME
====================================================================================================================================
         From 1/1/03 to 12/31/03                                             $0.674                $0.851                 377
         From 1/1/02 to 12/31/02                                             $0.878                $0.674                 392
         From 1/30/01* to 12/31/01                                           $1.000                $0.878                 143

PHOENIX-OAKHURST STRATEGIC ALLOCATION
====================================================================================================================================
         From 1/1/03 to 12/31/03                                             $0.930                $1.105                 850
         From 1/1/02 to 12/31/02                                             $1.061                $0.930                 818
         From 3/30/01* to 12/31/01                                           $1.000                $1.061                 328

PHOENIX-OAKHURST VALUE EQUITY
====================================================================================================================================
         From 1/1/03 to 12/31/03                                             $0.650                $0.798                1,541
         From 1/1/02 to 12/31/02                                             $0.841                $0.650                1,283
         From 3/9/01* to 12/31/01                                            $1.000                $0.841                 758

PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE
====================================================================================================================================
         From 1/1/03 to 12/31/03                                             $0.822                $1.082                 102
         From 1/1/02 to 12/31/02                                             $0.970                $0.822                 127
         From 4/11/01* to 12/31/01                                           $1.000                $0.970                  32

PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE
====================================================================================================================================
         From 1/1/03 to 12/31/03                                             $1.135                $1.585                 241
         From 1/1/02 to 12/31/02                                             $1.252                $1.135                 231
         From 3/14/01* to 12/31/01                                           $1.000                $1.252                  78

PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE
====================================================================================================================================
         From 1/1/03 to 12/31/03                                             $1.033                $1.472                 271
         From 1/1/02 to 12/31/02                                             $1.139                $1.033                 197
         From 4/11/01* to 12/31/01                                           $1.000                $1.139                  61

PHOENIX-SENECA MID-CAP GROWTH
====================================================================================================================================
         From 1/1/03 to 12/31/03                                             $0.598                $0.763                 534
         From 1/1/02 to 12/31/02                                             $0.894                $0.598                 557
         From 3/27/01* to 12/31/01                                           $1.000                $0.894                 363

PHOENIX-SENECA STRATEGIC THEME
====================================================================================================================================
         From 1/1/03 to 12/31/03                                             $0.440                $0.599                 674
         From 1/1/02 to 12/31/02                                             $0.683                $0.440                 652
         From 1/30/01* to 12/31/01                                           $1.000                $0.683                 394

PHOENIX-STATE STREET RESEARCH SMALL-CAP GROWTH
====================================================================================================================================

AIM V.I. CAPITAL APPRECIATION FUND
====================================================================================================================================
         From 1/1/03 to 12/31/03                                             $0.695                $0.892                  35
         From 1/1/02 to 12/31/02                                             $0.927                $0.695                  29
         From 7/9/01* to 12/31/01                                            $1.000                $0.927                   9

AIM V.I. PREMIER EQUITY FUND
====================================================================================================================================
         From 1/1/03 to 12/31/03                                             $0.650                $0.806                 185
         From 1/1/02 to 12/31/02                                             $0.940                $0.650                 180
         From 7/23/01* to 12/31/01                                           $1.000                $0.940                  96


*Date subaccount began operations.

                                                                           SUBACCOUNT            SUBACCOUNT        UNITS OUTSTANDING
                                                                           UNIT VALUE            UNIT VALUE        AT END OF PERIOD
                             SUBACCOUNT                               BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
====================================================================================================================================
         From 1/1/03 to 12/31/03                                             $0.537                $0.717                 460
         From 1/1/02 to 12/31/02                                             $0.819                $0.537                 464
         From 2/2/01* to 12/31/01                                            $1.000                $0.819                 269

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
====================================================================================================================================
         From 1/1/03 to 12/31/03                                             $1.118                $1.134                1,017
         From 1/1/02 to 12/31/02                                             $1.035                $1.118                1,307
         From 3/19/01* to 12/31/01                                           $1.000                $1.035                  571

FEDERATED HIGH INCOME BOND FUND II
====================================================================================================================================
         From 1/1/03 to 12/31/03                                             $0.996                $1.206                 157
         From 1/1/02 to 12/31/02                                             $0.991                $0.996                 180
         From 4/11/01* to 12/31/01                                           $1.000                $0.991                  80

VIP CONTRAFUND PORTFOLIO
====================================================================================================================================
         From 1/1/03 to 12/31/03                                             $0.840                $1.069                 185
         From 1/1/02 to 12/31/02                                             $0.936                $0.840                 126
         From 3/9/01* to 12/31/01                                            $1.000                $0.936                  78

VIP GROWTH OPPORTUNITIES PORTFOLIO
====================================================================================================================================
         From 1/1/03 to 12/31/03                                             $0.651                $0.836                  65
         From 1/1/02 to 12/31/02                                             $0.841                $0.651                 100
         From 2/2/01* to 12/31/01                                            $1.000                $0.841                  29

VIP GROWTH PORTFOLIO
====================================================================================================================================
         From 1/1/03 to 12/31/03                                             $0.615                $0.809                 420
         From 1/1/02 to 12/31/02                                             $0.889                $0.615                 298
         From 3/9/01* to 12/31/01                                            $1.000                $0.889                  87

MUTUAL SHARES SECURITIES FUND
====================================================================================================================================
         From 1/1/03 to 12/31/03                                             $0.866                $1.075                 268
         From 1/1/02 to 12/31/02                                             $ 0.991               $0.866                 177
         From 5/1/01* to 12/31/01                                            $1.000                $ 0.991                120

TEMPLETON DEVELOPING MARKETS SECURITIES FUND
====================================================================================================================================
         From 1/1/03 to 12/31/03                                             $0.963                $1.460                  .4
         From 1/1/02 to 12/31/02                                             $0.973                $0.963                  .3
         From 3/5/01* to 12/31/01                                            $1.000                $0.973                  .1

TEMPLETON FOREIGN SECURITIES FUND
====================================================================================================================================
         From 1/1/03 to 12/31/03                                             $0.757                $0.992                 289
         From 1/1/02 to 12/31/02                                             $0.938                $0.757                 280
         From 3/27/01* to 12/31/01                                           $1.000                $0.938                  98

TEMPLETON GLOBAL ASSET ALLOCATION FUND
====================================================================================================================================
         From 1/1/03 to 12/31/03                                             $0.860                $1.124                  55
         From 1/1/02 to 12/31/02                                             $0.908                $0.860                  85
         From 3/5/01* to 12/31/01                                            $1.000                $0.908                  82

TEMPLETON GROWTH SECURITIES FUND
====================================================================================================================================
         From 1/1/03 to 12/31/03                                             $0.819                $1.073                  87
         From 1/1/02 to 12/31/02                                             $1.015                $0.819                  82
         From 4/16/01* to 12/31/01                                           $1.000                $1.015                  38


*Date subaccount began operations.

                                                                           SUBACCOUNT            SUBACCOUNT        UNITS OUTSTANDING
                                                                           UNIT VALUE            UNIT VALUE        AT END OF PERIOD
                             SUBACCOUNT                               BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST JUNO FUND
====================================================================================================================================

RYDEX VARIABLE TRUST NOVA FUND
====================================================================================================================================

RYDEX VARIABLE TRUST SECTOR ROTATION FUND
====================================================================================================================================

SCUDDER VIT EAFE(R) EQUITY INDEX FUND
====================================================================================================================================
         From 1/1/03 to 12/31/03                                             $0.692                $0.915                 227
         From 1/1/02 to 12/31/02                                             $0.891                $0.692                  80
         From 11/19/01* to 12/31/01                                          $1.000                $0.891                  18

SCUDDER VIT EQUITY 500 INDEX FUND
====================================================================================================================================
         From 1/1/03 to 12/31/03                                             $0.820                $1.041                  47
         From 1/9/02* to 12/31/02                                            $1.000                $0.820                  42

TECHNOLOGY PORTFOLIO
====================================================================================================================================
         From 1/1/03 to 12/31/03                                             $0.242                $0.355                 118
         From 1/1/02 to 12/31/02                                             $0.479                $0.242                 167
         From 2/2/01* to 12/31/01                                            $1.000                $0.479                 117

WANGER INTERNATIONAL SELECT
====================================================================================================================================
         From 1/1/03 to 12/31/03                                             $0.755                $1.057                 45
         From 1/1/02 to 12/31/02                                             $0.899                $0.755                 40
         From 4/12/01* to 12/31/01                                           $1.000                $0.899                 20

WANGER INTERNATIONAL SMALL CAP
====================================================================================================================================
         From 1/1/03 to 12/31/03                                             $0.652                $0.961                324
         From 1/1/02 to 12/31/02                                             $0.763                $0.652                354
         From 1/30/01* to 12/31/01                                           $1.000                $0.763                213

WANGER SELECT
====================================================================================================================================
         From 1/1/03 to 12/31/03                                             $1.060                $1.373                 30
         From 1/1/02 to 12/31/02                                             $1.157                $1.060                 26
         From 3/27/01* to 12/31/01                                           $1.000                $1.157                 12

WANGER U.S. SMALLER COMPANIES
====================================================================================================================================
         From 1/1/03 to 12/31/03                                             $0.984                $1.268                479
         From 1/1/02 to 12/31/02                                             $1.084                $0.894                482
         From 1/30/01* to 12/31/01                                           $1.000                $1.084                212


*Date subaccount began operations.

CONTRACTS WITH DEATH BENEFIT OPTION 2


                                                                          SUBACCOUNT            SUBACCOUNT        UNITS OUTSTANDING
                                                                           UNIT VALUE            UNIT VALUE        AT END OF PERIOD
                             SUBACCOUNT                               BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
PHOENIX-ABERDEEN INTERNATIONAL
====================================================================================================================================
         From 1/1/03 to 12/31/03                                             $0.681                $0.886                 396
         From 1/1/02 to 12/31/02                                             $0.809                $0.681                 343
         From 3/5/01* to 12/31/01                                            $1.000                $0.809                 180

PHOENIX-AIM MID-CAP EQUITY
====================================================================================================================================
         From 1/1/03 to 12/31/03                                             $0.936                $1.184                 102
         From 1/2/02* to 12/31/02                                            $1.000                $0.936                 101

PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX
====================================================================================================================================
         From 1/1/03 to 12/31/03                                             $0.628                $0.782                  91
         From 1/1/02 to 12/31/02                                             $0.833                $0.628                  91
         From 2/1/01* to 12/31/01                                            $1.000                $0.833                  61

PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE
====================================================================================================================================

PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES
====================================================================================================================================
         From 1/1/03 to 12/31/03                                             $1.197                $1.634                 183
         From 1/1/02 to 12/31/02                                             $1.081                $1.197                 192
         From 5/2/01* to 12/31/01                                            $1.000                $1.081                 110

PHOENIX-ENGEMANN CAPITAL GROWTH
====================================================================================================================================
         From 1/1/03 to 12/31/03                                             $0.519                $0.649               1,998
         From 1/1/02 to 12/31/02                                             $0.700                $0.519               2,014
         From 2/13/01* to 12/31/01                                           $1.000                $0.700               1,157

PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH
====================================================================================================================================
         From 1/1/03 to 12/31/03                                             $0.480                $0.695                 662
         From 1/1/02 to 12/31/02                                             $0.683                $0.480                 453
         From 2/1/01* to 12/31/01                                            $1.000                $0.683                 270

PHOENIX-GOODWIN MONEY MARKET
====================================================================================================================================
         From 1/1/03 to 12/31/03                                             $1.016                $1.010                 409
         From 1/1/02 to 12/31/02                                             $1.014                $1.016                 788
         From 3/19/01* to 12/31/01                                           $1.000                $1.014               1,090

PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME
====================================================================================================================================
         From 1/1/03 to 12/31/03                                             $1.093                $1.237                 554
         From 1/1/02 to 12/31/02                                             $1.006                $1.093                 541
         From 3/5/01* to 12/31/01                                            $1.000                $1.006                 230

PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND
====================================================================================================================================

PHOENIX-KAYNE RISING DIVIDENDS
====================================================================================================================================
         From 1/1/03 to 12/31/03                                             $0.961                $1.130                  12
         From 9/9/02* to 12/31/02                                            $1.000                $0.961                  12

PHOENIX-KAYNE SMALL-CAP QUALITY VALUE
====================================================================================================================================

PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT
====================================================================================================================================
         From 12/30/03* to 12/31/03                                          $1.000                $1.222                  1


*Date subaccount began operations.

                                                                          SUBACCOUNT            SUBACCOUNT        UNITS OUTSTANDING
                                                                           UNIT VALUE            UNIT VALUE        AT END OF PERIOD
                             SUBACCOUNT                               BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
PHOENIX-LAZARD SMALL-CAP VALUE
====================================================================================================================================
         From 1/1/03 to 12/31/03                                             $0.974                $1.337                  12
         From 9/9/02* to 12/31/02                                            $1.000                $0.974                  12

PHOENIX-LAZARD U.S. MULTI-CAP
====================================================================================================================================

PHOENIX-LORD ABBETT BOND DEBENTURE
====================================================================================================================================
         From 11/24/03* to 12/31/03                                          $1.000                $1.231                  .7

PHOENIX-LORD ABBETT LARGE-CAP VALUE
====================================================================================================================================
         From 10/10/03* to 12/31/03                                          $1.000                $1.270                  .1

PHOENIX-LORD ABBETT MID-CAP VALUE
====================================================================================================================================

PHOENIX-MFS INVESTORS GROWTH STOCK
====================================================================================================================================
         From 1/1/03 to 12/31/03                                             $0.650                $0.776                 369
         From 1/1/02 to 12/31/02                                             $0.926                $0.650                 399
         From 3/23/01* to 12/31/01                                           $1.000                $0.926                 207

PHOENIX-MFS INVESTORS TRUST
====================================================================================================================================
         From 1/1/03 to 12/31/03                                             $0.814                $0.985                  24
         From 2/8/02* to 12/31/02                                            $1.000                $0.814                  15

PHOENIX-MFS VALUE
====================================================================================================================================
         From 1/1/03 to 12/31/03                                             $0.898                $1.107                  45
         From 2/8/02* to 12/31/02                                            $1.000                $0.898                  42

PHOENIX-NORTHERN DOW 30
====================================================================================================================================
         From 1/1/03 to 12/31/03                                             $0.774                $0.974                 317
         From 1/1/02 to 12/31/02                                             $0.927                $0.774                 296
         From 2/15/01* to 12/31/01                                           $1.000                $0.927                  99

PHOENIX-NORTHERN NASDAQ-100 INDEX(R)
====================================================================================================================================
         From 1/1/03 to 12/31/03                                             $0.552                $0.812                 372
         From 1/1/02 to 12/31/02                                             $0.896                $0.552                 276
         From 3/28/01* to 12/31/01                                           $1.000                $0.896                 151

PHOENIX-OAKHURST GROWTH AND INCOME
====================================================================================================================================
         From 1/1/03 to 12/31/03                                             $0.688                $0.866                 553
         From 1/1/02 to 12/31/02                                             $0.900                $0.688                 730
         From 2/15/01* to 12/31/01                                           $1.000                $0.900                 460

PHOENIX-OAKHURST STRATEGIC ALLOCATION
====================================================================================================================================
         From 1/1/03 to 12/31/03                                             $0.913                $1.081               1,551
         From 1/1/02 to 12/31/02                                             $1.046                $0.913               1,448
         From 3/28/01* to 12/31/01                                           $1.000                $1.046                 446

PHOENIX- OAKHURST VALUE EQUITY
====================================================================================================================================
         From 1/1/03 to 12/31/03                                             $0.649                $0.794                 898
         From 1/1/02 to 12/31/02                                             $0.842                $0.649                 927
         From 1/31/01* to 12/31/01                                           $1.000                $0.842                 399


*Date subaccount began operations.

                                                                          SUBACCOUNT            SUBACCOUNT        UNITS OUTSTANDING
                                                                           UNIT VALUE            UNIT VALUE        AT END OF PERIOD
                             SUBACCOUNT                               BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE
====================================================================================================================================
         From 1/1/03 to 12/31/03                                             $0.852                $1.117                  77
         From 1/1/02 to 12/31/02                                             $1.009                $0.852                  80
         From 4/4/01* to 12/31/01                                            $1.000                $1.009                  67

PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE
====================================================================================================================================
         From 1/1/03 to 12/31/03                                             $1.063                $1.479                 306
         From 1/1/02 to 12/31/02                                             $1.177                $1.063                 437
         From 2/1/01* to 12/31/01                                            $1.000                $1.177                 315

PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE
====================================================================================================================================
         From 1/1/03 to 12/31/03                                             $1.057                $1.502                 276
         From 1/1/02 to 12/31/02                                             $1.170                $1.057                 347
         From 4/1/01* to 12/31/01                                            $1.000                $1.170                 238

PHOENIX-SENECA MID-CAP GROWTH
====================================================================================================================================
         From 1/1/03 to 12/31/03                                             $0.523                $0.665                 463
         From 1/1/02 to 12/31/02                                             $0.725                $0.523                 443
         From 2/27/01* to 12/31/01                                           $1.000                $0.725                 507

PHOENIX-SENECA STRATEGIC THEME
====================================================================================================================================
         From 1/1/03 to 12/31/03                                             $0.465                $0.631                 706
         From 1/1/02 to 12/31/02                                             $0.875                $0.465                 732
         From 2/13/01* to 12/31/01                                           $1.000                $0.875                  36

PHOENIX-STATE STREET RESEARCH SMALL-CAP GROWTH
====================================================================================================================================

AIM V.I. CAPITAL APPRECIATION FUND
====================================================================================================================================
         From 1/1/03 to 12/31/03                                             $0.653                $0.836                 128
         From 1/1/02 to 12/31/02                                             $0.939                $0.653                 155
         From 5/30/01* to 12/31/01                                           $1.000                $0.939                  58

AIM V.I. PREMIER EQUITY FUND
====================================================================================================================================
         From 1/1/03 to 12/31/03                                             $0.646                $0.798                  97
         From 1/1/02 to 12/31/02                                             $0.919                $0.646                  77
         From 7/23/01* to 12/31/01                                           $1.000                $0.919                  73

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
====================================================================================================================================
         From 1/1/03 to 12/31/03                                             $0.599                $0.798                 290
         From 1/1/02 to 12/31/02                                             $0.889                $0.599                 171
         From 2/22/01* to 12/31/01                                           $1.000                $0.889                  12

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
====================================================================================================================================
         From 1/1/03 to 12/31/03                                             $1.116                $1.129                 728
         From 1/1/02 to 12/31/02                                             $1.037                $1.116                 742
         From 3/2/01* to 12/31/01                                            $1.000                $1.037                 233

FEDERATED HIGH INCOME BOND FUND II
====================================================================================================================================
         From 1/1/03 to 12/31/03                                             $0.977                $1.178                 113
         From 1/1/02 to 12/31/02                                             $0.976                $0.977                 122
         From 4/4/01* to 12/31/01                                            $1.000                $0.976                  67


*Date subaccount began operations.

                                                                          SUBACCOUNT            SUBACCOUNT        UNITS OUTSTANDING
                                                                           UNIT VALUE            UNIT VALUE        AT END OF PERIOD
                             SUBACCOUNT                               BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
VIP CONTRAFUND PORTFOLIO
====================================================================================================================================
         From 1/1/03 to 12/31/03                                             $0.838                $1.063                 184
         From 1/1/02 to 12/31/02                                             $0.937                $0.838                 165
         From 2/27/01* to 12/31/01                                           $1.000                $0.937                  83

VIP GROWTH OPPORTUNITIES PORTFOLIO
====================================================================================================================================
         From 1/1/03 to 12/31/03                                             $0.707                $0.905                  78
         From 1/1/02 to 12/31/02                                             $0.916                $0.707                  76
         From 3/9/01* to 12/31/01                                            $1.000                $0.916                  39

VIP GROWTH PORTFOLIO
====================================================================================================================================
         From 1/1/03 to 12/31/03                                             $0.544                $0.713                 158
         From 1/1/02 to 12/31/02                                             $0.789                $0.544                 143
         From 2/1/01* to 12/31/01                                            $1.000                $0.789                  44

MUTUAL SHARES SECURITIES FUND
====================================================================================================================================
         From 1/1/03 to 12/31/03                                             $0.868                $1.073                  90
         From 1/1/02 to 12/31/02                                             $0.997                $0.868                  60
         From 4/20/01* to 12/31/01                                           $1.000                $0.997                  30

TEMPLETON DEVELOPING MARKETS SECURITIES FUND
====================================================================================================================================
         From 1/1/03 to 12/31/03                                             $0.931                $1.406                  17
         From 1/1/02 to 12/31/02                                             $0.944                $0.931                  18
         From 5/2/01* to 12/31/01                                            $1.000                $0.944                  14

TEMPLETON FOREIGN SECURITIES FUND
====================================================================================================================================
         From 1/1/03 to 12/31/03                                             $0.684                $0.893                 130
         From 1/1/02 to 12/31/02                                             $0.850                $0.684                 128
         From 3/2/01* to 12/31/01                                            $1.000                $0.850                  71

TEMPLETON GLOBAL ASSET ALLOCATION FUND
====================================================================================================================================
         From 1/1/03 to 12/31/03                                             $0.904                $1.777                  22
         From 1/1/02 to 12/31/02                                             $0.676                $0.904                  22
         From 11/2/01* to 12/31/01                                           $1.000                $0.676                   8

TEMPLETON GROWTH SECURITIES FUND
====================================================================================================================================
         From 1/1/03 to 12/31/03                                             $0.791                $1.032                  94
         From 1/1/02 to 12/31/02                                             $0.983                $0.791                  70
         From 2/22/01* to 12/31/01                                           $1.000                $0.983                  33

RYDEX VARIABLE TRUST JUNO FUND
====================================================================================================================================
         From 8/1/03* to 12/31/03                                            $1.000                $1.052                  18

RYDEX VARIABLE TRUST NOVA FUND
====================================================================================================================================

RYDEX VARIABLE TRUST SECTOR ROTATION FUND
====================================================================================================================================

SCUDDER VIT EAFE(R) EQUITY INDEX FUND
====================================================================================================================================
         From 1/1/03 to 12/31/03                                             $0.689                $0.907                  23
         From 1/1/02 to 12/31/02                                             $0.889                $0.689                  27
         From 12/11/01* to 12/31/01                                          $1.000                $0.889                  12


*Date subaccount began operations.

                                                                          SUBACCOUNT            SUBACCOUNT        UNITS OUTSTANDING
                                                                           UNIT VALUE            UNIT VALUE        AT END OF PERIOD
                             SUBACCOUNT                               BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
SCUDDER VIT EQUITY 500 INDEX FUND
====================================================================================================================================
         From 1/1/03 to 12/31/03                                             $0.816                $1.033                  34
         From 3/19/02* to 12/31/02                                           $1.000                $0.816                  21

TECHNOLOGY PORTFOLIO
====================================================================================================================================
         From 1/1/03 to 12/31/03                                             $0.341                $0.497                 423
         From 1/1/02 to 12/31/02                                             $0.676                $0.341                 411
         From 3/2/01* to 12/31/01                                            $1.000                $0.676                 172

WANGER INTERNATIONAL SELECT
====================================================================================================================================
         From 1/1/03 to 12/31/03                                             $0.755                $1.052                  77
         From 1/1/02 to 12/31/02                                             $0.902                $0.755                  84
         From 3/26/01* to 12/31/01                                           $1.000                $0.902                  65

WANGER INTERNATIONAL SMALL CAP
====================================================================================================================================
         From 1/1/03 to 12/31/03                                             $0.670                $0.985                 326
         From 1/1/02 to 12/31/02                                             $0.787                $0.670                 327
         From 2/22/01* to 12/31/01                                           $1.000                $0.787                 145

WANGER SELECT
====================================================================================================================================
         From 1/1/03 to 12/31/03                                             $1.038                $1.340                  97
         From 1/1/02 to 12/31/02                                             $1.138                $1.038                 103
         From 4/25/01* to 12/31/01                                           $1.000                $1.138                  11

WANGER U.S. SMALLER COMPANIES
====================================================================================================================================
         From 1/1/03 to 12/31/03                                             $0.902                $1.275                 765
         From 1/1/02 to 12/31/02                                             $1.098                $0.902                 667
         From 2/22/01* to 12/31/01                                           $1.000                $1.098                 264


*Date subaccount began operations.

                             PHOENIX SPECTRUM EDGE(SM)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                    ISSUED BY: PHOENIX LIFE INSURANCE COMPANY


PROSPECTUS                                                           MAY 1, 2004

    This prospectus describes a variable and fixed accumulation deferred annuity contract offered to groups and individuals. The contract is designed to provide you with retirement income in the future. The contract offers a variety of variable and fixed investment options. You may allocate premium payments and contract value to one or more of the subaccounts of the Phoenix Life Variable Accumulation Account ("Separate Account") and the Guaranteed Interest Account ("GIA"). The assets of each subaccount will be used to purchase, at net asset value, shares of a series in the following designated funds.

THE PHOENIX EDGE SERIES FUND
----------------------------
   >   Phoenix-Aberdeen International Series
   >   Phoenix-AIM Mid-Cap Equity Series
   >   Phoenix-Alliance/Bernstein Enhanced Index Series
   >   Phoenix-Alliance/Bernstein Growth + Value Series
   >   Phoenix-Duff & Phelps Real Estate Securities Series
   >   Phoenix-Engemann Capital Growth Series
   >   Phoenix-Engemann Small & Mid-Cap Growth Series
   >   Phoenix-Goodwin Money Market Series
   >   Phoenix-Goodwin Multi-Sector Fixed Income Series
   >   Phoenix-Goodwin Multi-Sector Short Term Bond Series
   >   Phoenix-Kayne Rising Dividends Series
   >   Phoenix-Kayne Small-Cap Quality Value Series
   >   Phoenix-Lazard International Equity Select Series
   >   Phoenix-Lazard Small-Cap Value Series
   >   Phoenix-Lazard U.S. Multi-Cap Series
   >   Phoenix-Lord Abbett Bond-Debenture Series
   >   Phoenix-Lord Abbett Large-Cap Value Series
   >   Phoenix-Lord Abbett Mid-Cap Value Series
   >   Phoenix-MFS Investors Growth Stock Series
   >   Phoenix-MFS Investors Trust Series
   >   Phoenix-MFS Value Series
   >   Phoenix-Northern Dow 30 Series
   >   Phoenix-Northern Nasdaq-100 Index(R) Series
   >   Phoenix-Oakhurst Growth and Income Series
   >   Phoenix-Oakhurst Strategic Allocation Series
   >   Phoenix-Oakhurst Value Equity Series
   >   Phoenix-Sanford Bernstein Global Value Series
   >   Phoenix-Sanford Bernstein Mid-Cap Value Series
   >   Phoenix-Sanford Bernstein Small-Cap Value Series
   >   Phoenix-Seneca Mid-Cap Growth Series
   >   Phoenix-Seneca Strategic Theme Series
   >   Phoenix-State Street Research Small-Cap Growth Series

AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------
   >   AIM V.I. Capital Appreciation Fund
   >   AIM V.I. Premier Equity Fund

THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------
   >   Alger American Leveraged AllCap Portfolio

FEDERATED INSURANCE SERIES
--------------------------
   >   Federated Fund for U.S. Government Securities II
   >   Federated High Income Bond Fund II - Primary Shares

FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
-------------------------------------------------------
   >   VIP Contrafund(R) Portfolio
   >   VIP Growth Opportunities Portfolio
   >   VIP Growth Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
--------------------------------------------------------------
   >   Mutual Shares Securities Fund
   >   Templeton Foreign Securities Fund
   >   Templeton Growth Securities Fund

THE RYDEX VARIABLE TRUST
------------------------
   >   Rydex Variable Trust Juno Fund
   >   Rydex Variable Trust Nova Fund
   >   Rydex Variable Trust Sector Rotation Fund

SCUDDER INVESTMENTS VIT FUNDS - CLASS A
---------------------------------------
   >   Scudder VIT EAFE(R) Equity Index Fund
   >   Scudder VIT Equity 500 Index Fund

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
--------------------------------------------------------
   >   Technology Portfolio

WANGER ADVISORS TRUST
---------------------
   >   Wanger International Select
   >   Wanger International Small Cap
   >   Wanger Select
   >   Wanger U.S. Smaller Companies


    The contract is not a deposit or obligation of, underwritten or guaranteed by, any financial institution, credit union or affiliate. It is not federally insured by the Federal Deposit Insurance Corporation or any other state or federal agency. Contract investments are subject to risk, including the fluctuation of contract values and possible loss of principal.

    The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

    It may not be in your best interest to purchase a contract to replace an existing annuity contract or life insurance policy. You must understand the basic features of the proposed contract and your existing coverage before you decide to replace your present coverage. You must also know if the replacement will result in any tax liability.


    This prospectus provides important information that a prospective investor ought to know before investing. This prospectus should be kept for future reference. A Statement of Additional Information ("SAI") dated May 1, 2004, is incorporated by reference and has been filed with the SEC and is available free of charge by contacting us at the address or phone number below. A table of contents for the SAI appears on the last page of this prospectus.


IF YOU HAVE ANY QUESTIONS,
  PLEASE CONTACT:                [LOGO OF LETTER] PHOENIX LIFE INSURANCE COMPANY
                                                  ANNUITY OPERATIONS DIVISION
                                                  PO Box 8027
                                                  Boston, MA 02266-8027
                                 [LOGO OF PHONE]  TELEPHONE NUMBER 800/541-0171

                                TABLE OF CONTENTS


Heading                                                                   Page
------------------------------------------------------------------------------
SUMMARY OF EXPENSES......................................................    3
CONTRACT SUMMARY.........................................................    7
FINANCIAL HIGHLIGHTS....................................................     8
PERFORMANCE HISTORY.....................................................     8
THE VARIABLE ACCUMULATION ANNUITY.......................................     8
PHOENIX AND THE SEPARATE ACCOUNT .......................................     9
INVESTMENTS OF THE SEPARATE ACCOUNT.....................................     9
GIA.....................................................................    10
PURCHASE OF CONTRACTS...................................................    10
DEDUCTIONS AND CHARGES..................................................    11
   Deductions from the Separate Account.................................    11
   Reduced Charges, Credits and Bonus Guaranteed
       Interest Rates...................................................    12
   Other Charges........................................................    12
THE ACCUMULATION PERIOD.................................................    12
   Accumulation Units...................................................    12
   Accumulation Unit Values.............................................    12
   Transfers ...........................................................    12
   Disruptive Trading and Market Timing.................................    13
   Optional Programs and Riders.........................................    13
   Surrender of Contract; Partial Withdrawals...........................    16
   Contract Termination.................................................    16
   Payment Upon Death Before Maturity Date .............................    16
THE ANNUITY PERIOD......................................................    18
   Annuity Payments.....................................................    18
   Annuity Payment Options .............................................    19
   Other Conditions.....................................................    20
   Payment Upon Death After Maturity....................................    21
VARIABLE ACCOUNT VALUATION PROCEDURES...................................    21
   Valuation Date.......................................................    21
   Valuation Period.....................................................    21
   Accumulation Unit Value..............................................    21
   Net Investment Factor................................................    21
MISCELLANEOUS PROVISIONS................................................    21
   Assignment...........................................................    21
   Death Benefit........................................................    21
   Payment Deferral.....................................................    21
   Free Look Period.....................................................    22
   Amendments to Contracts..............................................    22
   Substitution of Fund Shares..........................................    22
   Ownership of the Contract............................................    22
FEDERAL INCOME TAXES....................................................    22
   Introduction.........................................................    22
   Income Tax Status....................................................    22
   Taxation of Annuities in General--Nonqualified Plans.................    22
   Additional Considerations............................................    24
   Owner Control........................................................    24
   Diversification Standards ...........................................    25
   Taxation of Annuities in General--Qualified Plans....................    26
SALES OF VARIABLE ACCUMULATION CONTRACTS................................    29
SERVICING AGENT.........................................................    29
STATE REGULATION........................................................    29
REPORTS.................................................................    29
VOTING RIGHTS...........................................................    29
TEXAS OPTIONAL RETIREMENT PROGRAM.......................................    30
LEGAL MATTERS...........................................................    30
SAI TABLE OF CONTENTS...................................................    30
APPENDIX A - INVESTMENT OPTIONS.........................................   A-1
APPENDIX B - GLOSSARY OF SPECIAL TERMS..................................   B-1
APPENDIX C - DEDUCTIONS FOR TAXES.......................................   C-1
APPENDIX D - FINANCIAL HIGHLIGHTS.......................................   D-1

SUMMARY OF EXPENSES
--------------------------------------------------------------------------------

    The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract.

--------------------------------------------------------------------------------

CONTRACT OWNER TRANSACTION EXPENSES
    Deferred Surrender Charge (as a percentage of amount
    surrendered:
       Age of Premium Payment in Complete Years 0.....     7%
       Age of Premium Payment in Complete Years 1.....     6%
       Age of Premium Payment in Complete Years 2.....     5%
       Age of Premium Payment in Complete Years 3.....     4%
       Age of Premium Payment in Complete Years 4.....     3%
       Age of Premium Payment in Complete Years 5.....     2%
       Age of Premium Payment in Complete Years 6.....     1%
       Age of Premium Payment in Complete Years 7+....    None
    Transfer Charge(1)
       Current .......................................    None
       Maximum........................................    $20

These tables describe the fees and expenses that you will pay at the time that you purchase the contract, surrender the contract or transfer value between the subaccounts. State premium taxes may also be deducted.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ANNUAL ADMINISTRATIVE CHARGE
    Maximum (2).......................................    $35

GUARANTEED MINIMUM INCOME BENEFIT
RIDER (GMIB) FEE 3 (as a percentage of the
  guaranteed annuitization value).. ..................    .60%

ANNUAL SEPARATE ACCOUNT EXPENSES (as a percentage of average account value)

    DEATH BENEFIT OPTION 1 - RETURN OF PREMIUM
    ------------------------------------------
    Mortality and Expense Risk Fee....................    .975%
    Daily Administrative Fee..........................    .125%
                                                          -----
    Total Annual Separate Account Expenses............   1.100%

    DEATH BENEFIT OPTION 2 - ANNUAL STEP-UP
    ---------------------------------------
    Mortality and Expense Risk Fee....................   1.125%
    Daily Administrative Fee..........................    .125%
                                                        -------
    Total Annual Separate Account Expenses............   1.250%

    DEATH BENEFIT OPTION 3 - RELIEF AMOUNT (4)
    ------------------------------------------
    Mortality and Expense Risk Fee....................   1.275%
    Daily Administrative Fee..........................    .125%
                                                        -------
    Total Annual Separate Account Expenses............   1.400%


These tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including annual fund fees and expenses.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
                                      Minimum      Maximum
                                      -------      -------
    Total Annual Fund Operating
    Expenses (expenses that are
    deducted from the fund assets
    include management fees,
    12b-1 fees and other expenses)..... 0.30%        5.73%

This table shows the minimum and maximum total operating expenses for the year ended 12/31/03, charged by the fund companies that you may pay periodically during the time that you own the contract. More detail concerning the fund'
fees and total and net fund operating expenses can be found after the Expense Examples and are contained in the fund prospectuses.
--------------------------------------------------------------------------------

(1) We reserve the right to impose a transfer charge of up to $20 per transfer after the first 12 transfers in each contract year. See "Transfers."

(2) This charge is deducted annually on the contract anniversary on a pro rata basis from the investment options selected. See "Deductions and Charges."

(3) The Guaranteed Minimum Income Benefit Rider is an optional rider. The fee for this rider will be deducted annually on the contract anniversary, only if the rider is selected. See "Optional Programs and Riders."

(4) This death benefit option is currently available only with nonqualified plans and is subject to state approval.

--------------------------------------------------------------------------------
EXPENSE EXAMPLES

If you surrender your contract at the end of the applicable time period, your maximum costs would be:

DEATH BENEFIT OPTION 1
----------------------


1 Year     3 Years     5 Years     10 Years
-------------------------------------------
$1,366      $2,615      $3,808      $6,698

DEATH BENEFIT OPTION 2
----------------------

1 Year     3 Years     5 Years     10 Years
-------------------------------------------
$1,380      $2,652      $3,863      $6,780

DEATH BENEFIT OPTION 3
----------------------

1 Year     3 Years     5 Years     10 Years
-------------------------------------------
$1,393      $2,688      $3,917      $6,860


If you annuitize your contract at the end of the applicable time period, your maximum costs would be:

DEATH BENEFIT OPTION 1
----------------------

1 Year     3 Years     5 Years     10 Years
-------------------------------------------
$1,366      $2,615      $3,572      $6,698

DEATH BENEFIT OPTION 2
----------------------

1 Year     3 Years     5 Years     10 Years
-------------------------------------------
$1,380      $2,652      $3,628      $6,780

DEATH BENEFIT OPTION 3
----------------------

1 Year     3 Years     5 Years     10 Years
-------------------------------------------
$1,393      $2,688      $3,685      $6,860


If you do not surrender or annuitize your contract at the end of the applicable time period, your maximum costs would be:

DEATH BENEFIT OPTION 1
----------------------

1 Year     3 Years     5 Years     10 Years
-------------------------------------------
$753      $2,200      $3,572      $6,698

DEATH BENEFIT OPTION 2
----------------------

1 Year     3 Years     5 Years     10 Years
-------------------------------------------
$767      $2,238      $3,628      $6,780

DEATH BENEFIT OPTION 3
----------------------

1 Year     3 Years     5 Years     10 Years
-------------------------------------------
$781      $2,276      $3,685      $6,680

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses and the maximum fund fees and expenses that were charged for the year ended 12/31/03.


The examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the funds. Your actual costs may be higher or lower based on these assumptions.
--------------------------------------------------------------------------------

ANNUAL FUND EXPENSES (as a percentage of fund average net assets for the year ended 12/31/03)

-----------------------------------------------------------------------------------------------------------------------------------
                        Series                             Investment        Rule       Other Operating       Total Annual Fund
                                                         Management Fee    12b-1 Fees      Expenses               Expenses
-----------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                                0.75%          N/A             0.32%                  1.07%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity                                    0.85%          N/A             1.42% (3)              2.27% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index                     0.45%          N/A             0.29% (2)              0.74% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value                     0.85%          N/A             1.80% (3)              2.65% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities                  0.75%          N/A             0.32%                  1.07%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth                               0.66%          N/A             0.19%                  0.85%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth                       0.90%          N/A             0.83% (4)              1.73% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market                                  0.40%          N/A             0.19%                  0.59%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income                     0.50%          N/A             0.24%                  0.74%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond                  0.50% (6)      N/A             1.06% (2,7)            1.56% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends                                0.70%          N/A             1.67% (1)              2.37% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value                         0.90%          N/A             4.83% (1)              5.73% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select                    0.90%          N/A             1.13% (1)              2.03% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value                                0.90%          N/A             2.43% (1)              3.33% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap                                 0.80%          N/A             3.92% (1)              4.72% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture                            0.75%          N/A             1.77% (1)              2.52% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value                           0.75%          N/A             1.10% (1)              1.85% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value                             0.85%          N/A             2.32% (1)              3.17% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock                            0.75%          N/A             0.42% (3)              1.17% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust                                   0.75%          N/A             3.17% (3)              3.92% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value                                             0.75%          N/A             0.88% (3)              1.63% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30                                       0.35%          N/A             0.66% (3)              1.01% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)                          0.35%          N/A             1.10% (3)              1.45% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income                            0.70%          N/A             0.31% (3)              1.01% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation                         0.58%          N/A             0.19%                  0.77%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity                                 0.70%          N/A             0.32% (3)              1.02% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value                        0.90%          N/A             1.11% (3)              2.01% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value                       1.05%          N/A             0.32% (3)              1.37% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value                     1.05%          N/A             0.47% (3)              1.52% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                                 0.80%          N/A             0.36% (4)              1.16% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme                                0.75%          N/A             0.30%                  1.05%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth                0.85%          N/A             2.89% (1)              3.74% (8)
-----------------------------------------------------------------------------------------------------------------------------------

(1) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.15% of the series' average net assets.
(2) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.20% of the series' average net assets.
(3) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.25% of the series' average net assets.
(4) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.35% of the series' average net assets.
(5) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.40% of the series' average net assets.
(6) The advisor voluntarily agreed to waive this series' investment management fee through May 31, 2004.
(7) The series' other operating expenses have been annualized based on actual operating expenses for the period ended December 31, 2003.
(8) The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.

                                                                                Net Annual
                                                        Reimbursements             Fund
                    Series                                & Waivers              Expenses
                    ------                              --------------          ----------
Phoenix-AIM Mid-Cap Equity                                  (1.17%)                1.10%
Phoenix-Alliance/Bernstein Enhanced Index                   (0.09%)                0.65%
Phoenix-Alliance/Bernstein Growth + Value                   (1.55%)                1.10%
Phoenix-Engemann Small & Mid-Cap Growth                     (0.48%)                1.25%
Phoenix-Goodwin Multi-Sector Short Term Bond(9)             (0.86%)                0.70%
Phoenix-Kayne Rising Dividends                              (1.52%)                0.85%
Phoenix-Kayne Small-Cap Quality Value                       (4.68%)                1.05%
Phoenix-Lazard International Equity Select                  (0.98%)                1.05%
Phoenix-Lazard Small-Cap Value                              (2.28%)                1.05%
Phoenix-Lazard U.S. Multi-Cap                               (3.77%)                0.95%
Phoenix-Lord Abbett Bond-Debenture                          (1.62%)                0.90%
Phoenix-Lord Abbett Large-Cap Value                         (0.95%)                0.90%
Phoenix-Lord Abbett Mid-Cap Value                           (2.17%)                1.00%
Phoenix-MFS Investors Growth Stock                          (0.17%)                1.00%
Phoenix-MFS Investors Trust                                 (2.92%)                1.00%
Phoenix-MFS Value                                           (0.63%)                1.00%
Phoenix-Northern Dow 30                                     (0.41%)                0.60%
Phoenix-Northern Nasdaq-100 Index(R)                        (0.85%)                0.60%
Phoenix-Oakhurst Growth and Income                          (0.06%)                0.95%
Phoenix-Oakhurst Value Equity                               (0.07%)                0.95%
Phoenix-Sanford Bernstein Global Value                      (0.86%)                1.15%
Phoenix-Sanford Bernstein Mid-Cap Value                     (0.07%)                1.30%
Phoenix-Sanford Bernstein Small-Cap Value                   (0.22%)                1.30%
Phoenix-Seneca Mid-Cap Growth                               (0.01%)                1.15%
Phoenix-State Street Research Small-Cap Growth              (2.74%)                1.00%

(9) These rates recognize that, effective June 1, 2004, the investment management fee will no longer be waived. Before June 1, 2004, these rates are (1.36%) and 0.20%, respectively.


    (NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated at any time without notice.)

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      Net Annual
                                                                  Rule                                              Fund Expenses
                                                   Investment  12b-1 or      Other                   Contractual        After
                                                   Management   Service    Operating  Total Annual  Reimbursements  Reimbursements
                     Series                           Fee         Fees     Expenses   Fund Expenses    & Waivers      & Waivers
----------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                   0.61%        N/A        0.24%        0.85%         (0.00%)        0.85%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                         0.61%        N/A        0.24%        0.85%         (0.00%)        0.85%
----------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio            0.85%        N/A        0.12%        0.97%         (0.00%)        0.97%
----------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II     0.60%       0.25% (1)   0.12%        0.97%           ---          ---(12)
----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary Shares  0.60%       0.25% (1)   0.15%        1.00%           ---          ---(12)
----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS -
  SERVICE CLASS
----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio (2)                      0.58%       0.10%       0.09%        0.77%           ---          ---(12)
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio (2)               0.58%       0.10%       0.14%        0.82%           ---          ---(12)
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio (3)                             0.58%       0.10%       0.09%        0.77%           ---          ---(12)
----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
  TRUST - CLASS 2
----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                        0.60%       0.25% (4)   0.20%        1.05%         (0.00%)        1.05%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                    0.69% (5)   0.25%       0.22%        1.16%         (0.04%)        1.12%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund (6)                 0.81%       0.25% (4)   0.07%        1.13%         (0.00%)        1.13%
----------------------------------------------------------------------------------------------------------------------------------
THE RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund (7)                   0.90%        N/A        0.79%        1.69%         (0.00%)        1.69%
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                       0.75%        N/A        0.79%        1.54%         (0.00%)        1.54%
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund            0.90%        N/A        0.80%        1.70%         (0.00%)        1.70%
----------------------------------------------------------------------------------------------------------------------------------
Scudder Investments VIT Funds - Class A
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund (8)            0.45%        N/A        0.64%        1.09%         (0.44%)        0.65%
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund (9)                0.20%        N/A        0.10%        0.30%         (0.00%)        0.30%
----------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -
  CLASS I SHARES
----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio (10)                            0.80%        N/A        0.53%        1.33%           ---          ---(12)
----------------------------------------------------------------------------------------------------------------------------------
WANGER ADVISORS TRUST
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select (11)                     1.00%        N/A        0.54%        1.54%         (0.09%)        1.45%
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                       1.22%        N/A        0.19%        1.41%         (0.00%)        1.41%
----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                        0.95%        N/A        0.20%        1.15%         (0.00%)        1.15%
----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                        0.93%        N/A        0.06%        0.99%         (0.00%)        0.99%
----------------------------------------------------------------------------------------------------------------------------------

(1)  The fund has voluntarily agreed to waive this service fee.
(2) A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.
(3) A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. These offsets may be discontinued at any time.
(4) While the maximum amount payable under the fund's Rule 12b-1 plan is 0.35% per year of the fund's average annual net assets, the fund's Board of Trustees has set the current rate at 0.25% per year.
(5) The advisor has contractually agreed to reduce its investment management fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton money fund. This reduction is required by the fund's Board of Trustees and an order by the SEC. After such reductions, the management fees are 0.65% for the Templeton Foreign Securities Fund.
(6) The fund administration fee is paid indirectly through the investment management fee.
(7)  The funds' operating expenses have been annualized.
(8) The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund in excess of 0.65% of the average daily net assets until April 30, 2005.
(9) The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund in excess of 0.30% of the average daily net assets until April 30, 2005.
(10) The advisor has agreed to reduce fees payable to it and to reimburse expenses of the portfolio in excess of 1.15% (excluding interest and extraordinary expenses).
(11) The advisor has contractually agreed to limit net annual fund expenses to 1.45% of the series' average net assets until April 30, 2005.
(12) The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.

                      Series                       Non-contractual Reimbursements & Waivers       Net Annual Fund Expenses
                      ------                       ----------------------------------------       ------------------------
Federated Fund for U.S. Government Securities II                    (0.25%)                                0.72%
Federated High Income Bond Fund II - Primary Shares                 (0.25%)                                0.75%
VIP Contrafund(R) Portfolio                                         (0.02%)                                0.75%
VIP Growth Opportunities Portfolio                                  (0.02%)                                0.80%
VIP Growth Portfolio                                                (0.03%)                                0.74%
Technology Portfolio                                                (0.18%)                                1.15%


    (NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated at any time without notice.)

CONTRACT SUMMARY
--------------------------------------------------------------------------------

    This summary describes the general provisions of the contract.

    Certain provisions of the contract described in this prospectus may differ in a particular state because of specific state requirements.


    This prospectus is a disclosure document which summarizes your rights under the annuity product that you are purchasing. As with any summary it may differ in certain instances from the underlying annuity contract. You should read your annuity contract carefully.


    Please refer to the "Glossary of Special Terms" in Appendix B.

OVERVIEW
    The contract offers a dynamic idea in retirement planning. It's designed to give you maximum flexibility in obtaining your investment goals. The contract is intended for those seeking income and long-term tax-deferred accumulation of assets to provide income for retirement or other purposes. Those considering the contract for other purposes should consult with their tax advisors. Participants in qualified plans should note that, generally, they would not benefit from the tax deferral provided by an annuity contract and should not consider the contract for its tax treatment, but for its investment and annuity benefits. For more information, see "Purchase of Contracts."

    The contract offers a combination of variable and fixed investment options. Investments in the variable options provide results that vary and depend upon the performance of the underlying funds, while investments in the GIA provide guaranteed interest earnings subject to certain conditions. For more information, see "Investments of the Account," and "GIA."

    You also select a death benefit option that is suitable to your financial objectives. The death benefit options differ in how the death benefit is calculated and in the amount of the mortality and expense risk fee. Certain age restrictions may apply to each death benefit option. For more information, see "The Accumulation Period--Payment Upon Death Before the Maturity Date" and "Taxation of Annuities in General--Nonqualified Plans" and "Taxation of Annuities in General--Qualified Plans."

INVESTMENT FEATURES

FLEXIBLE PREMIUM PAYMENTS
> Other than the minimum initial payment, there are no required premium payments.

>   You may make premium payments anytime until the maturity date.

>   You can vary the amount and frequency of your premium payments.

MINIMUM PREMIUM PAYMENT
> Generally, the minimum initial premium payment is $2,000 for a qualified plan and $5,000 for nonqualified plans. For more information, see "Purchase of Contracts."

ALLOCATION OF PREMIUMS AND CONTRACT VALUE
>   Premium payments are invested in one or more of the subaccounts and the GIA.

> Transfers between the subaccounts and from the subaccounts into the GIA can be made anytime. Transfers from the GIA are subject to rules discussed in the section, "GIA" and in "The Accumulation Period--Transfers."

> The contract value allocated to the subaccounts varies with the investment performance of the funds and is not guaranteed.

> The contract value allocated to the GIA will depend on deductions taken from the GIA and interest accumulated at rates we set. For contracts issued prior to March 31, 2003, the Minimum Guaranteed Interest Rate is equal to 3%. For contracts issued on or after March 31, 2003, and subject to state insurance department approval, the Minimum Guaranteed Interest Rate will equal the statutory required minimum interest rate under applicable state insurance law where the contract is delivered (generally between 1.5% and 3%).

> For contracts issued on or after March 31, 2003, payments and transfers to the GIA are subject to the Maximum GIA Percentage.

WITHDRAWALS
> You may partially or fully surrender the contract anytime for its contract value less any applicable surrender charge, market value adjustment and premium tax.

> Each year you may withdraw part of your contract value free of any surrender charges. In the first contract year, you may withdraw up to 10% of the contract value at the time of the first withdrawal without surrender charges. In subsequent years, the free withdrawal amount is 10% of the contract value as of the end of the previous contract year. Any unused percentage of the free withdrawal amount from prior years may be carried forward to the current contract year, up to a maximum of 30% of your contract value as of the last contract anniversary. For more information, see "Deductions and Charges--Surrender Charges."

> Withdrawals may be subject to a 10% penalty tax. For more information, see "Federal Income Taxes--Penalty Tax on Certain Surrenders and Withdrawals."

> Prior to the maturity date, contract owners who have elected the Guaranteed Minimum Income Benefit Rider ("GMIB"), may request partial withdrawals to be made either pro rata from all subaccounts and the GIA or from a specific investment option.

DEDUCTIONS AND CHARGES

FROM THE CONTRACT VALUE
>   No deductions are made from premium payments.

> A deduction for surrender charges may occur when you surrender your contract or request a withdrawal if the assets have not been held under the contract for a specified period of time.

>   If we impose a surrender charge, it is deducted from amounts withdrawn.

> No surrender charges are taken upon the death of the owner before the maturity date.

> A declining surrender charge is assessed on withdrawals in excess of the free withdrawal amount, based on the date the premium payments are deposited:

---------------------------------------------------------------
Percent                  7%   6%   5%   4%   3%   2%   1%   0%
---------------------------------------------------------------
Complete Premium         0    1    2    3    4    5    6    7+
Payment Years
---------------------------------------------------------------

>   Administrative Charge--maximum of $35 each year.

FROM THE ACCOUNT
> Mortality and expense risk fee--varies based on the death benefit option selected. For more information, see "Charges for Mortality and Expense Risks."

> The daily administrative fee--0.125% annually. For more information, see "Charges for Administrative Services."

OTHER CHARGES OR DEDUCTIONS


>   Taxes--taken from the contract value upon premium payments or annuitization.

    o Phoenix will reimburse itself for such taxes upon the remittance to the applicable state. For more information, see "Appendix C". For more information, see "Deductions and Charges."


    In addition, certain charges are deducted from the assets of the funds for investment management services. For more information, see the fund prospectuses.

DEATH BENEFIT
    The death benefit is calculated differently for each death benefit option and the amount varies based on the option selected.

DEATH BENEFIT OPTIONS
    The contract offers three death benefit options. At purchase, you select a death benefit option that best meets your financial needs. Each death benefit option varies in the method of death benefit calculation, the amount of the mortality and expense risk fee. Age restrictions apply to certain death benefit options.

    For more information, see "The Accumulation Period --Payment Upon Death Before Maturity Date."

ADDITIONAL INFORMATION

FREE LOOK PERIOD
    You have the right to review and return the contract. If for any reason you are not satisfied, you may return it within 10 days (or later, if applicable state law requires) after you receive it and cancel the contract. You will receive in cash the contract value. However, if applicable state law requires, we will return the original premium payments paid less any withdrawals.

    For more information, see "Free Look Period."

TERMINATION
    If on any valuation date the total contract value equals zero, the contract will immediately terminate without value.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

    Financial highlights give the historical value for a single unit of each of the available subaccounts and the number of units outstanding at the end of each of the past 10 years, or since the subaccount began operations, if less. These tables are highlights only.


    More information, including the Separate Account and Company Financial Statements, is in the SAI and in the annual report. You may obtain a copy of the SAI by calling the Annuity Operations Division at 800/541-0171.


    There are different sets of financial highlight tables in this prospectus, please be sure you refer to the appropriate set for your contract. The tables are set forth in Appendix D.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------

    We may include the performance history of the subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Historical returns are usually calculated for one, five and ten years. If the subaccount has not been in existence for at least one year, returns are calculated from inception of the subaccount. Total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value. The return is computed net of investment management fees, daily administrative fees, annual contract fees, mortality and expense risk fees, and deferred surrender charges of 6% and 2% deducted from redemptions after one year and five years, respectively. See the SAI for more information.


THE VARIABLE ACCUMULATION ANNUITY
--------------------------------------------------------------------------------
    The individual deferred variable accumulation annuity contract (the "contract") issued by Phoenix is significantly different from a fixed annuity contract in that, unless the GIA is selected, it is the owner under a contract who bears the risk of investment gain or loss rather than Phoenix. To the extent that premium payments are not allocated to the GIA, the amounts that will be available for annuity payments under a contract will depend on the investment performance of the amounts allocated to the subaccounts. Upon the maturity of a contract, the amounts held under a contract will continue to be invested in the Account or the GIA and monthly annuity payments will vary in accordance with the investment experience of the investment options selected. However, a fixed annuity may be elected, in which case Phoenix will guarantee specified monthly annuity payments.

    You select the investment objective of your contract on a continuing basis by directing the allocation of premium payments and the reallocation of the contract value among the subaccounts or the GIA.


PHOENIX AND THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------
    On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company incorporated on May 1, 1851, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company ("Phoenix"). As part of the demutualization, Phoenix became a wholly owned subsidiary of The Phoenix Companies, Inc., a newly formed, publicly traded Delaware corporation.

    Our executive and administrative office is located at One American Row, Hartford, Connecticut, 06102-5056. Our New York principal office is at 10 Krey Boulevard, East Greenbush, New York 12144. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.

    On June 21, 1982, we established the Separate Account, a separate account created under the insurance laws of Connecticut. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and it meets the definition of a "separate account" under the 1940 Act. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Separate Account or of Phoenix Life Insurance Company.

    On July 1, 1992, the Account's domicile was transferred to New York. Under New York law and the contracts, all income, gains or losses, whether or not realized, of the Separate Account must be credited to or charged against the amounts placed in the Separate Account without regard to the other income, gains or losses of Phoenix. The assets of the Separate Account may not be used to pay liabilities arising out of any other business that Phoenix may conduct. The Separate Account has several subaccounts that invest in underlying mutual funds. Obligations under the contracts are obligations of Phoenix Life Insurance Company.

    Contributions to the GIA are not invested in the Separate Account; rather, they become part of the general account of Phoenix (the "General Account"). The General Account supports all insurance and annuity obligations of Phoenix and is made up of all of its general assets other than those allocated to any separate account such as the Separate Account. For more information, see "GIA."

INVESTMENTS OF THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------
PARTICIPATING INVESTMENT FUNDS

>   The Phoenix Edge Series Fund
>   AIM Variable Insurance Funds
>   The Alger American Fund
>   Federated Insurance Series
>   Fidelity(R) Variable Insurance Products
>   Franklin Templeton Variable Insurance Products Trust
>   The Rydex Variable Trust
>   Scudder Investments VIT Funds
>   The Universal Institutional Funds, Inc.
>   Wanger Advisors Trust


    For additional information concerning the available investment options, please see Appendix A.

    Each investment option is subject to market fluctuations and the risks that come with the ownership of any security, and there can be no assurance that any series will achieve its stated investment objective.

    For additional information concerning the funds, please see the appropriate fund prospectuses, which should be read carefully before investing. Copies of the fund prospectuses may be obtained by writing VPMO or calling AOD at the address or telephone number provided on the front page of this prospectus.

    The shares of the funds are not directly offered to the public. Shares of the funds are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix, PHL Variable Insurance Company ("PHL Variable"), and Phoenix Life and Annuity Company ("PLAC"). Shares of the funds may be offered to separate accounts of other insurance companies.

    The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. Currently, we do not foresee any such differences or disadvantages at this time. However, we intend to monitor for any material conflicts and will determine what action, if any should be taken in response to such conflicts. If such a conflict were to occur, one or more separate accounts might be required to withdraw its investments in the fund or shares of another fund may be substituted.

INVESTMENT ADVISORS AND SUBADVISORS
    For a complete list of advisors and subadvisors, please see Appendix A.

SERVICES OF THE ADVISORS
    The advisors and subadvisors continually furnish an investment program for each series and manage the investment and reinvestment of the assets of each series subject at all times to the authority and supervision of the trustees. A detailed discussion of the investment advisors and subadvisors, and the investment advisory and subadvisory agreements, is contained in the fund prospectuses.


GIA
--------------------------------------------------------------------------------
    In addition to the Separate Account, you may allocate premiums or transfer values to the GIA. Amounts you allocate or transfer to the GIA become part of our general account assets. You do not share in the investment experience of those assets. Rather, we guarantee a minimum rate of return on the allocated amount, as provided under the terms of your product. Although we are not obligated to credit interest at a higher rate than the minimum, we will credit any excess interest as determined by us based on expected investment yield information.


    We reserve the right to limit total deposits to the GIA, including transfers, to no more than $250,000 during any one-week period per policy.

    You may make transfers into the GIA at any time. In general, you may make only one transfer per year from the GIA. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the policy value in the GIA as of the date of the transfer. Also, the total value allocated to the GIA may be transferred out to one or more of the subaccounts over a consecutive 4-year period according to the following schedule:

>   Year One:       25% of the total value
>   Year Two:       33% of remaining value
>   Year Three:     50% of remaining value
>   Year Four:      100% of remaining value

    Transfers from the GIA may also be subject to other rules as described throughout this prospectus.

    Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the 1940 Act, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the SEC has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

GIA RESTRICTIONS
    For contracts issued on or after March 31, 2003, contracts will be subject to a Maximum GIA Percentage contained in the contract that restricts investments in the GIA. The Maximum GIA Percentage will never be less than 5%. No more than the Maximum GIA Percentage of each premium payment may be allocated to the GIA. We will not permit transfers into the GIA during the first year, nor allow any transfers during subsequent years that would result in GIA investments exceeding the Maximum GIA Percentage of contract value. These restrictions are subject to state insurance department approval.

PURCHASE OF CONTRACTS
--------------------------------------------------------------------------------
    Generally, we require minimum initial premium payments of:

>   Nonqualified plans--$5,000

>   Bank draft program--$50
    o You may authorize your bank to draw $50 or more from your personal checking account monthly to purchase units in any available subaccount or for deposit in the GIA. The amount you designate will be automatically invested on the date the bank draws on your account. If Check-o-matic is elected, the minimum initial premium payment is $50. Each subsequent premium payment under a contract must be at least $50.

>   Qualified plans--$2,000

    We require minimum subsequent premium payments of $100.

    Generally, a contract may not be purchased for a proposed owner who is 86 years of age or older. Total premium payments in excess of $1,000,000 cannot be made without our permission. While the owner is living and the contract is in force, premium payments may be made anytime before the maturity date of a contract.

    Premium payments received under the contract will be allocated in any combination to any subaccount or GIA in the proportion you elect or as otherwise changed by you from time to time. Changes in the allocation of premium payments will be effective as of receipt by our Annuity Operations Division of notice of election in a form satisfactory to us (either in writing or by telephone) and will apply to any premium payments accompanying such notice or made subsequent to the receipt of the notice, unless otherwise requested by you.

    In certain circumstances we may reduce the minimum initial or subsequent premium payment amount we accept for a contract. Factors in determining qualifications for any such reduction include:

(1) the make-up and size of the prospective group;
(2) the method and frequency of premium payments; and
(3) the amount of compensation to be paid to registered representatives on each premium payment.

    Any reduction will not unfairly discriminate against any person. We will make any such reduction according to our own rules in effect at the time the premium payment is received. We reserve the right to change these rules from time to time.

    For contract issued on or after March 31, 2003, payments to the GIA are subject to the Maximum GIA Percentage.

DEDUCTIONS AND CHARGES
--------------------------------------------------------------------------------
DEDUCTIONS FROM THE SEPARATE ACCOUNT


TAX
    Tax is considered to be any tax charged by a state or municipality on premium payments, whether or not characterized as purchase premium tax (or premium tax). It is also other state or local taxes imposed or any other governmental fees which may be required based on the laws of the state or municipality of delivery, the owner's state or municipality of residence on the contract date. Taxes on premium payments currently range from 0% to 3.5% (the amount of state premium payment tax, if any, will vary from state to state), depending on the state. We will pay any premium payment tax, any other state or local taxes imposed or other governmental fee due and will only reimburse ourselves upon the remittance to the applicable state. For a list of states and taxes, see "Appendix C."

    We reserve the right, when calculating unit values, to deduct a credit or fee with respect to any taxes we have paid for or reserved during the valuation period that we determine to be attributable to the operation of an Investment Division. No federal income taxes are applicable under present law and we are not presently making any such deduction.


SURRENDER CHARGES
    A surrender charge may apply to partial withdrawals or a full surrender of the contract. The amount of a surrender charge depends on the period of time your premium payments are held under the contract. The surrender charge schedule is shown in the chart below. Surrender charges are waived on the free withdrawal amount, death benefits and annuitization after one year. Also, no surrender charge will be taken after the annuity period has begun except with respect to unscheduled withdrawals under Annuity Payment Options K or L. For more information, see "Annuity Payment Options." Any surrender charge imposed is deducted from amounts withdrawn. The surrender charge is calculated on a first-in, first-out basis. In other words, we calculate your surrender charge by assuming your withdrawal is applied to premium payments in the order your premium payments were received.

    The surrender charge is deducted from amounts withdrawn in excess of the free withdrawal amount available at the time of the withdrawal up to the total of all premium payments paid less any prior withdrawals for which a surrender charge was paid. The free withdrawal amount is equal to 10% of the contract value. In the first contract year, you may withdraw up to 10% of the contract value at the time of the first withdrawal without surrender charges. In subsequent years, the free withdrawal amount is 10% of the contract value as of the end of the previous contract year. Any unused percentage of the free withdrawal amount from prior years may be carried forward to the current contract year, up to a maximum of 30% of your contract value as of the last contract anniversary.

    The surrender charges, expressed as a percentage of the amount withdrawn in excess of the 10% allowable amount, are as follows:

--------------------------------------------------------------
Percent                 7%   6%   5%   4%   3%  2%   1%   0%
--------------------------------------------------------------
Complete Premium        0    1    2    3    4    5   6    7+
Payment Years
--------------------------------------------------------------

    Surrender charges imposed in connection with partial withdrawals will be deducted from the subaccounts and the GIA on a pro rata basis. Any distribution costs not paid for by surrender charges will be paid by Phoenix from the assets of the General Account.

DAILY ADMINISTRATIVE FEE
    We make a daily deduction from the contract value to cover the costs of administration. This fee is based on an annual rate of 0.125% and is taken against the net assets of the subaccounts. It compensates the company for administrative expenses that exceed revenues from the annual administrative charge described below. (This fee is not deducted from the GIA.)

ANNUAL ADMINISTRATIVE CHARGE
    We deduct an annual administrative charge from the contract value. This charge is used to reimburse us for some of the administrative expenses we incur in establishing and maintaining the contracts.

    The maximum annual administrative charge under a contract is $35. This charge is deducted annually on the contract anniversary date. It is deducted on a pro rata basis from the subaccounts or GIA in which you have an interest. If you fully surrender your contract, the full administrative fee if applicable, will be deducted at the time of surrender. The administrative charge will not be deducted (either annually or upon withdrawal) if your contract value is $50,000 or more on the day the administrative charge is due. This charge may be decreased but will never increase. If you elect Annuity Payment Options I, J, K, M or N, the annual administrative charge after the maturity date will be deducted from each annuity payment in equal amounts.

MORTALITY AND EXPENSE RISK FEE
    We make a daily deduction from each subaccount for the mortality and expense risk fee. The charge is assessed against the daily net assets of the subaccounts and varies based on the death benefit option you selected. The charge under each death benefit option is equal to the following percentages on an annual basis:

------------------------------------------------------------
   DEATH BENEFIT       DEATH BENEFIT      DEATH BENEFIT
 OPTION 1 - RETURN   OPTION 2 - ANNUAL  OPTION 3 - RELIEF
     OF PREMIUM           STEP-UP             AMOUNT
------------------------------------------------------------
     .975%               1.125%              1.275%
------------------------------------------------------------

    Although you bear the investment risk of the series in which you invest, once you begin receiving annuity payments that carry life contingencies the annuity payments are guaranteed by us to continue for as long as the annuitant lives. We assume the risk that annuitants as a class may live longer than expected

(requiring a greater number of annuity payments) and that our actual expenses may be higher than the expense charges provided for in the contract.

    In assuming the mortality risk, we promise to make these lifetime annuity payments to the owner or other payee for as long as the annuitant lives.

    No mortality and expense risk fee is deducted from the GIA. If the charges prove insufficient to cover actual administrative costs, then the loss will be borne by us; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to us.

    We have concluded that there is a reasonable likelihood that the distribution financing arrangement being used in connection with the contract will benefit the Account and the contract owners.

REDUCED CHARGES, CREDITS AND BONUS GUARANTEED INTEREST RATES
    We may reduce or eliminate the mortality and expense risk fee and the surrender or annual administrative charge, credit additional amounts, or grant bonus Guaranteed Interest Rates when sales of the contracts are made to certain individuals or groups of individuals that result in savings of sales expenses. We will consider the following characteristics:

(1) the size and type of the group of individuals to whom the contract is offered;

(2) the amount of anticipated premium payments;

(3) whether there is a preexisting relationship with the Company such as being an employee of the Company or its affiliates and their spouses; or to employees or agents who retire from the Company or its affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or to registered representatives of the principal underwriter and registered representatives of broker-dealers with whom PEPCO has selling agreements; and

(4) internal transfers from other contracts issued by the Company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate.

    Any reduction or elimination of surrender or administrative charge credit of additional amounts or bonus Guaranteed Interest Rates will not unfairly discriminate against any person. We will make any reduction or credit according to our own rules in effect at the time the contract was issued. We reserve the right to change these rules from time to time.

OTHER CHARGES
    As compensation for investment management services, the advisors are entitled to a fee, payable monthly and based on an annual percentage of the average daily net asset values of each series. These fund charges and other fund expenses are described more fully in the fund prospectuses.

THE ACCUMULATION PERIOD
--------------------------------------------------------------------------------
    The accumulation period is that time before annuity payments begin during which your premium payments into the contract remain invested.

ACCUMULATION UNITS
    Your initial premium payment will be applied within two days of receipt at our Annuity Operations Division if the application or order form for a contract is complete. If an incomplete application or order form is completed within five business days of receipt by our Annuity Operations Division, your premium payment will be applied within two days. If our Annuity Operations Division does not accept the application or order form within five business days of receipt by our Annuity Operations Division, then your premium payment will be immediately returned unless you request us to hold it while the application or order form is completed. Additional premium payments allocated to the GIA is deposited on the date of receipt of the premium payment at our Annuity Operations Division. Additional premium payments allocated to subaccounts are used to purchase accumulation units of the subaccount(s), at the value of such units next determined after the receipt of the premium payment at our Annuity Operations Division. The number of accumulation units of a subaccount purchased with a specific premium payment will be determined by dividing the premium payment by the value of an accumulation unit in that subaccount next determined after receipt of the premium payment. The value of the accumulation units of a subaccount will vary depending upon the investment performance of the applicable series of the funds, the expenses charged against the fund and the charges and deductions made against the subaccount.

ACCUMULATION UNIT VALUES
    On any date before the maturity date of the contract, the total value of the accumulation units in a subaccount can be computed by multiplying the number of such units by the value of an accumulation unit on that date. The value of an accumulation unit on a day other than a valuation date is the value of the accumulation unit on the next valuation date. The number of accumulation units credited to you in each subaccount and their current value will be reported to you at least annually.

TRANSFERS
    You may at anytime prior to the maturity date of your contract, elect to transfer all or any part of the contract value among one or more subaccounts or the GIA. A transfer from a subaccount will result in the redemption of accumulation units and, if another subaccount is selected, in the purchase of accumulation units. The exchange will be based on the values of the accumulation units next determined after the receipt by our Annuity Operations Division of written notice of election in a form satisfactory to us. A transfer among subaccounts or the GIA does not automatically change the premium payment allocation schedule of your contract.

    You may also request transfers and changes in premium payment allocations among available subaccounts or the GIA by calling us at 800/541-0171 between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time on any valuation date. You may permit your registered representative to submit transfer requests on your behalf. We will employ reasonable procedures to confirm that telephone instructions are genuine. We will require verification of account information and will record telephone instructions on tape. All telephone transfers and allocation changes will be confirmed in writing to you. To the extent that procedures reasonably designed to prevent unauthorized transfers are not followed, we may be liable for following telephone instructions for transfers that prove to be fraudulent. However, you will bear the risk of loss resulting from instructions entered by an unauthorized third party we reasonably believe to be genuine. These telephone exchange and allocation change privileges may be modified or terminated at any time. In particular, during times of extreme market volatility, telephone privileges may be difficult to exercise. In such cases you should submit written instructions.


    Unless we otherwise agree or unless the Dollar Cost Averaging Program has been elected, (see below), you may make only one transfer per contract year from the GIA. Nonsystematic transfers from the GIA will be made on the date of receipt by our Annuity Operations Division except as you may otherwise request. For nonsystematic transfers, the amount that may be transferred from the GIA at any one time cannot exceed the greatest of $1,000 or 25% of the contract value in the GIA at the time of transfer.


DISRUPTIVE TRADING AND MARKET TIMING
    Your ability to make transfers among subaccounts under the Contract is subject to modification if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other Contract owners.

    Frequent purchases, redemptions and transfers, programmed transfers, transfers into and then out of a subaccount in a short period of time, and transfers of large amounts at one time ("Disruptive Trading") can have harmful effects for other Contract owners. These risks and harmful effects include:

> dilution of the interests of long-term investors in a subaccount, if market timers or others transfer into the subaccount at prices that are below the true value or transfer out of the subaccount at prices that are higher than the true value;

> an adverse affect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the underlying fund to maintain a higher level of cash than would otherwise be the case, or causing the underlying fund to liquidate investments prematurely; and

>   increased brokerage and administrative expenses.

    To protect our Contract owners and the underlying funds from Disruptive Trading, we have adopted certain market timing policies and procedures, which are described in greater detail in the Statement of Additional Information.


    We will not accept batch transfer instructions from registered representatives (acting under powers of attorney for multiple contract owners), unless we have entered into a third-party transfer service agreement with the registered representative's broker-dealer firm. If we reject a transfer for any of these reasons, we will notify you of our decision in writing.


    No surrender charge will be assessed when a transfer is made. The date a premium payment was originally credited for the purpose of calculating the surrender charge will remain the same. Currently, there is no charge for transfers; however, we reserve the right to charge a transfer fee of up to $20 per transfer after the first 12 transfers in each contract year to defray administrative costs. Currently, 12 transfers are permitted from the subaccounts and one transfer from the GIA; however, we reserve the right to change our policy to limit the number of transfers made during each contract year. There are additional restrictions on transfers from the GIA as described above and in the section titled, "GIA."

    For contracts issued on or after March 31, 2003, transfers to the GIA are not permitted during the first contract year. After the first contract year, a transfer into the GIA will not be permitted if such transfer would cause the percentage of the contract value in the GIA to exceed the Maximum GIA Percentage shown on the schedule page.


OPTIONAL PROGRAMS AND RIDERS

DOLLAR COST AVERAGING PROGRAM
    You also may elect to transfer funds automatically among the subaccounts or GIA on a monthly, quarterly, semiannual or annual basis under the Dollar Cost Averaging Program. Generally, the minimum initial and subsequent transfer amounts are $25 monthly, $75 quarterly, $150 semiannually or $300 annually. Also, premium payments of $1,000,000 or more require our approval before we will accept them for processing. You must have an initial value of $2,000 in the GIA or in the subaccount from which funds will be transferred (sending subaccount), and if the value in that subaccount or the GIA drops below the amount to be transferred, the entire remaining balance will be transferred and no more systematic transfers will be processed. Values may be transferred from only one sending subaccount or from the GIA but may be allocated to multiple receiving subaccounts. Under the Dollar Cost Averaging Program, you may transfer approximately equal amounts from the GIA over a period of 6 months or more. Transfers under the Dollar Cost Averaging Program are not subject to the general restrictions on transfers from the GIA.

    Upon completion of the Dollar Cost Averaging Program, you must notify us at 800/541-0171 or in writing to our Annuity Operations Division to start another Dollar Cost Averaging Program.

    All transfers under the Dollar Cost Averaging Program will be executed on the basis of values as of the first of the month rather than on the basis of values next determined after receipt of the transfer request. If the first of the month falls on a holiday or weekend, then the transfer will be processed on the next succeeding business day.

    The Dollar Cost Averaging Program is not available to individuals who invest via a bank draft program or while the Asset Rebalancing Program is in effect.

    The Dollar Cost Averaging does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.

    For contracts issued on or after March 31, 2003, transfers to the GIA under the Dollar Cost Averaging Program are subject to the Maximum GIA Percentage.

    We may at different times offer an Enhanced Dollar Cost Averaging Program. New premiums allocated to the GIA for transfer out to the subaccounts under an Enhanced Dollar Cost Averaging Program will be credited with an interest rate higher than the current GIA interest rate. New premiums allocated to the GIA for transfer out to the subaccounts under an Enhanced Dollar Cost Averaging Program can only be transferred to the subaccounts and will not be subject to the Maximum GIA Percentage.

ASSET REBALANCING PROGRAM
    Under the Asset Rebalancing Program, we transfer funds among the subaccounts to maintain the percentage allocation you have selected among these subaccounts. At your election, we will make these transfers on a monthly, quarterly, semiannual or annual basis.

    Asset Rebalancing does not permit transfers to or from the GIA.

    The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. There is no cost associated with participating in this program.

SYSTEMATIC WITHDRAWAL PROGRAM
    Prior to the maturity date, you may partially withdraw amounts automatically on a monthly, quarterly, semiannual or annual basis under the Systematic Withdrawal Program.

    The minimum withdrawal amount is $100. Withdrawals will be processed on each monthly contract anniversary and any applicable premium tax and surrender charges will be applied.

    You may start or terminate this program by sending written instructions to our Annuity Operations Division. This program is not available on or after the maturity date.

INTEREST INVESTMENT PROGRAM
    We may at different times offer an Interest Investment Program. Under this program, interest earned on premium allocated to the GIA will automatically be transferred out to any of the subaccounts under the separate account.

    You may elect to transfer interest earned on premium allocated to the GIA on a monthly, quarterly, semiannual or annual basis. The amount that we transfer under the program will be based on the interest earned for the period you elect. We will process the automatic transfers on the first day of the month for the period that applies following our receipt of your transfer request. Should the first day of the applicable month fall on a holiday or weekend, we will process the transfer on the next business day.

    You must have a value of $10,000 in the GIA at all times to keep this program in effect. If the value in the GIA drops below $10,000 for any reason, then no more automatic transfers will be processed under the program. To start or stop the Interest Investment Program, you must notify us at 800/541-0171 or send a written request to our Annuity Operations Division.

    Transfers under the Interest Investment Program are not subject to the general restrictions on transfers from the GIA.

    The Interest Investment Program is not available to individuals who invest via a bank draft program or while the Dollar Cost Averaging Program or Asset Rebalancing Program are in effect.

    The Interest Investment Program does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.

GUARANTEED MINIMUM INCOME BENEFIT RIDER ("GMIB")
    This optional rider provides a benefit that guarantees minimum monthly fixed annuity payments. The minimum monthly fixed annuity payment amount is calculated by multiplying the guaranteed annuitization value by the annuity payment option rate for the annuity payment option selected under the rider.

    The benefit provided by this rider will not be available until the later of 7 years after the rider is added to the contract ("rider date") or the contract anniversary following the oldest annuitant's 60th birthday. For example, if you were age 40 when you bought the contract with the rider, the earliest you could exercise the benefit under the rider would be when you reached age 60. While the benefit is available, you can only exercise it within 30 days following any contract anniversary. This benefit will not be available 30 days after the contract anniversary following the oldest annuitant's 90th birthday.

GUARANTEED ANNUITIZATION VALUE
    On and before the contract anniversary following the older annuitant's 85th birthday, the guaranteed annuitization value shall be equal to the lesser of (i) the sum of (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:

    A= the contract value on the rider date accumulated at an effective annual rate (as determined below in the provision entitled "Effective Annual Rate") starting on the rider date and ending on the date the guaranteed annuitization value is calculated.

    B= the sum of premium payments made after rider date minus any taxes paid, accumulated at an effective annual rate starting on the date each premium payment is applied to the contract and ending on the date the guaranteed annuitization value is calculated.

    C= the sum of the guaranteed annuitization value reductions, accumulated at an effective annual rate starting on the date each withdrawal occurs and ending on the date the guaranteed annuitization value is calculated.

    D=   any tax that may be due.

    After the contract anniversary following the older annuitant's 85th birthday, the guaranteed annuitization value shall equal the lesser of (i) (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:

    A= the guaranteed annuitization value on the contract anniversary following the older annuitant's 85th birthday.

    B= the sum of premium payments made after the contract anniversary following the older annuitant's 85th birthday.

    C= the sum of the guaranteed annuitization value reductions determined for withdrawals occurring after the contract anniversary follows the older annuitant's 85th birthday.

    D=   any tax may be due.

GUARANTEED ANNUITIZATION VALUE REDUCTION
    A guaranteed annuitization value reduction is an amount determined for each withdrawal that occurs on or after the rider date. The reduction is equal to the guaranteed annuitization value immediately prior to a withdrawal, multiplied by the percentage reduction in contract value as a result of the withdrawal.

EFFECTIVE ANNUAL RATE

    On the rider date, we will set the effective annual rate of accumulation to 5%. After the first contract year, this rate may be adjusted based on the value of the Guaranteed Interest Account (GIA) in relation to the total contract value as described below:

    After the first contract year, we will reset the effective annual rate to 0% if the value of the GIA is greater than 40% of the total contract value on any of the following dates:

1.  each date we process a premium payment.
2.  each date we process a transfer.
3.  each date we process a withdrawal.

    Subsequently, we will raise the effective annual rate to 5% if the current effective annual rate is equal to 0% and the value of the GIA is less than or equal to 40% of the total contract value on any of the following dates:

1.  each date we process a premium payment.
2.  each date we process a transfer.
3.  each date we process a withdrawal.
4.  each contract anniversary.

RIDER FEE

    For contracts issued before September 8, 2003, the fee for this rider is equal to 0.40% multiplied by the guaranteed annuitization value on the date the rider fee is deducted. For contracts issued on or after September 8, 2003, and subject to state insurance department approval, the fee for this rider is equal to 0.60% multiplied by the guaranteed annuitization value on the date the rider fee is deducted. We will deduct the rider fee on each contract anniversary that this rider is in effect and upon full surrender of the contract. The rider fee will be deducted from the total contract value with each subaccount and the GIA, if available, bearing a pro rata share of such fee based on the proportionate contract value of each subaccount and GIA. We will waive the rider fee if the contract value on any contract anniversary is greater than twice the guaranteed annuitization value.


TERMINATION OF THIS RIDER

    You may not terminate this rider by request. This rider will terminate on the first of any of the following events to occur:


1. the 30th day after the last contract anniversary that occurs after the oldest annuitant's 90th birthday;

2. the termination of the contract to which this rider is attached;

3. the date a death benefit becomes payable under the contract to which this rider is attached;

4. the date annuity payments commence under the contract to which this rider is attached; and

5. the death of the last surviving annuitant or joint annuitant named under this rider.

GMIB ANNUITY PAYMENT OPTIONS
    Under this rider, you may only elect one of the following annuity payment options:

    GMIB OPTION A - LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN: a fixed annuity payable monthly while the annuitant named under this rider is living or, if later, until the end of the specified period certain. The period certain may be specified as 5 or 10 years. The period certain must be specified on the date the benefit is exercised. If the annuitant dies prior to the end of the period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if any annuitant dies after the end of the period certain. This option is not available if the life expectancy of the annuitant is less than the period certain on the date the benefit is exercised.

    GMIB OPTION B - NON-REFUND LIFE ANNUITY: a fixed annuity payable monthly while any annuitant named under this rider is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

    GMIB OPTION D - JOINT AND SURVIVORSHIP LIFE ANNUITY: in addition to other applicable restrictions, a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. No monthly payment, death benefit or refund is payable after the death of the surviving annuitant.

    GMIB OPTION F - JOINT AND SURVIVORSHIP LIFE ANNUITY WITH 10-YEAR PERIOD
CERTAIN: in addition to other applicable restrictions, a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living, or if later, the end of 10 years. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. If the surviving annuitant dies prior to the end of the 10-year period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if the surviving annuitant dies after the end of the 10-year period certain. This option is not available if the life expectancy of the older annuitant is less than 10 years on the date the benefit is exercised.

--------------------------------------------------------------------------------
                    IMPORTANT INFORMATION REGARDING THE GMIB

    While the GMIB does provide guaranteed minimum fixed annuity payments, it may not be appropriate for all investors and should be understood completely before you elect it.

> The GMIB does not provide contract value or in any way guarantee the investment performance of any investment option available under the contract.

> The minimum monthly fixed annuity payment amount provided by the GMIB may be less than the annuity payment amount under the contract even if the guaranteed annuitization value is greater than the contract value.

>   The GMIB is irrevocable once elected.

> You may not change any annuitant or joint annuitant while the GMIB is in effect.

> The GMIB does not restrict or limit your right to annuitize at other times permitted under the contract, but doing so will terminate the GMIB.

> You should consult with a qualified financial advisor if you are considering the GMIB.

> The GMIB is only available if approved in your state and if we offer it for use with the contract.
--------------------------------------------------------------------------------

SURRENDER OF CONTRACT; PARTIAL WITHDRAWALS
    If the owner is living, amounts held under the contract may be withdrawn in whole or in part prior to the maturity date, or after the maturity date under Annuity Payment Options K or L. Prior to the maturity date, you may withdraw up to 10% of the contract value in a contract year, either in a lump sum or by multiple scheduled or unscheduled partial withdrawals, without the imposition of a surrender charge. During the first contract year, the 10% withdrawal without a surrender charge will be determined based on the contract value at the time of the first partial withdrawal. In all subsequent years, the 10% will be based on the previous contract anniversary value. A signed written request for withdrawal must be sent to our Annuity Operations Division. If you have not yet reached age 59 1/2, a 10% penalty tax may apply on taxable income withdrawn. See "Federal Income Taxes."

    The appropriate number of accumulation units of a subaccount will be redeemed at their value next determined after the receipt by our Annuity Operations Division of a written notice in a form satisfactory to us. Accumulation units redeemed in a partial withdrawal from multiple subaccounts will be redeemed on a pro rata basis unless you designate otherwise. Contract values in the GIA will also be withdrawn on a pro rata basis unless you designate otherwise. The resulting cash payment will be made in a single sum, ordinarily within seven days after receipt of such notice. However, redemption and payment may be delayed under certain circumstances. See "Payment Deferral." There may be adverse tax consequences to certain surrenders and partial withdrawals. See "Surrenders or Withdrawals Prior to the Contract Maturity Date." Certain restrictions on redemptions are imposed on contracts used in connection with Internal Revenue Code Section 403(b) plans. Although loans are available under 403(b) plans only, certain limitations may apply. See "Qualified Plans--Tax Sheltered Annuities." A deduction for surrender charges may be imposed on partial withdrawals from, and complete surrender of, a contract. See "Surrender Charges." Any surrender charge imposed is deducted from amounts withdrawn. The surrender charge is calculated on a first-in, first-out basis. In other words, we calculate your surrender charge by assuming your withdrawal is applied to premium payments in the order your premium payments were received.

    Requests for partial withdrawals or full surrenders should be mailed to our Annuity Operations Division.

CONTRACT TERMINATION
    The contract will terminate without value, if on any valuation the contract value is zero. Phoenix will notify you in writing that the contract has terminated.

PAYMENT UPON DEATH BEFORE MATURITY DATE

WHEN IS THE DEATH BENEFIT PAYABLE?
    A death benefit is payable when the owner (or primary annuitant when the contract is owned by a non-natural person) dies. If there is more than one owner, a death benefit is payable upon the first owner to die.

WHO RECEIVES PAYMENT?
>   DEATH OF AN OWNER
    If the owner dies before the contract maturity date, the death benefit will be paid to the beneficiary.

>   DEATH OF AN OWNER - MULTIPLE OWNERS
    If one of the owners dies prior to the maturity date, the death benefit will be paid to the surviving owner(s), if any, who will be deemed to be the designated beneficiary(s).

>   DEATH OF AN ANNUITANT WHO IS NOT THE OWNER
    If the owner and the annuitant are not the same individual and the annuitant dies prior to the maturity date, the owner becomes the annuitant, unless the owner appoints a new annuitant. If a joint annuitant dies prior to the maturity date, the owner may appoint a new joint annuitant. The death of an annuitant or joint annuitant will not cause the death benefit to be paid.

>   SPOUSAL BENEFICIARY CONTRACT CONTINUANCE
    If the spouse of a deceased owner, as designated beneficiary, is entitled to receive all or some portion of the death benefit amount, the spouse may elect to continue the contract as the new owner. This election is only allowed prior to the maturity date and can be elected only one time. When the spouse elects to continue the contract, the death benefit amount that the spouse is entitled to receive will become the new contract value for the continued contract and the current death benefit option will remain in effect.

>   OWNERSHIP OF THE CONTRACT BY A NON-NATURAL PERSON
    If the owner is not an individual, and the primary annuitant dies before the maturity date, we will pay the death benefit to the owner.

WHAT IS THE DEATH BENEFIT AMOUNT?
    The owner shall elect any of the available death benefit options at the time of the initial premium payment. If no option is elected, Death Benefit Option 1 will apply.

>   DEATH BENEFIT OPTION 1--RETURN OF PREMIUM
    Upon the death of the owner (or if there is more than one owner, on the death of the owner who dies first), the death benefit is the greater of:

        a) the sum of all of premium payments, less adjusted partial withdrawals (as defined below); or

        b) the contract value on the claim date.

>   DEATH BENEFIT OPTION 2--ANNUAL STEP-UP
    This death benefit is based on the age of the owner. If there is more than one owner, it is based upon the age of the eldest owner at issue.

    Upon the death of the owner who has not attained age 80, the death benefit is the greater of:

       a) the sum of all premium payments, less adjusted partial withdrawals (as defined below); or

       b)  the contract value on the claim date; or

       c)  the annual step-up amount (as defined below).

    Upon the death of the owner who has attained age 80, the death benefit is the greater of:

       a) the death benefit in effect at the end of the contract year prior to the owner turning age 80, plus the sum of all premium payments less adjusted partial withdrawals (as defined below) made since the end of the contract year prior to the owner reaching age 80; or

       b)  the contract value on the claim date.

    If the owner is not an individual, the age of the primary annuitant will be used to calculate the death benefit amount. If the spouse elects to continue the contract under Death Benefit Option 2, the death benefit will be calculated using the surviving spouse's attained age. If we grant your request to change ownership, Death Benefit Option 1 shall apply, unless we agree otherwise.

    Adjusted Partial Withdrawals: The result of multiplying the ratio of the partial withdrawal to the contract value and the death benefit (prior to the withdrawal) on the withdrawal date.

    Annual Step-up Amount: In the first contract year the step-up amount is equal to 100% of premium payments less adjusted partial withdrawals. After that, in any following contract year the step-up amount equals the greater of (1) the step-up amount at the end of the prior contract year, plus any premium payments made since the end of the prior contract year, less any adjusted partial withdrawals made since the end of the prior year; or (2) the contract value.

>   DEATH BENEFIT OPTION 3--RELIEF AMOUNT
    The availability of this option is subject to state approval.

    This death benefit is based on the age of the owner. If there is more than one owner, it is based upon the age of the eldest owner at issue. This option is available only for owners less than age 76.

    Upon the death of the owner who has not attained age 70 on the contract date, the death benefit is the greater of:

       a) the sum of all of premium payments, less adjusted partial withdrawals (as defined above); or

       b) the contract value on the claim date plus 40% of the relief amount (as defined below).

    Upon death of the owner who has attained age 70, but is less than 76 on the contract date, the death benefit is the greater of:

       a) the sum of all of premium payments, less adjusted partial withdrawals (as defined above); or

       b) the contract value on the claim date plus 25% of the relief amount (as defined below).

    If the owner is not an individual, the age of the primary annuitant will be used to calculate the death benefit amount. If the spouse elects to continue the contract under Death Benefit Option 3, we will calculate the death benefit using the surviving spouse's attained age as of the date we continue the contract.

    ACCUMULATION ENHANCEMENT
    Death Benefit Option 3 includes an accumulation enhancement. This enhancement provides monetary assistance during confinement in an assisted care living facility or nursing home if the following conditions are met:

    o 120 consecutive days of confinement prior to the maturity date, after the first contract year; and

    o   the 120 days must occur prior to age 91.

    The enhancement provides:
    o that we will pay 40% of the relief amount (if the owner has not attained age 70 on the contract date) or 25% of the relief amount (if the owner is between the ages of 70-75 on the contract date);

    o that the amount we pay under this enhancement will not be paid in a lump sum but will be credited to the contract value over a period of 50 months, in the amount of 2% per month, while the owner is alive;
    o that even if the owner is dismissed from the facility/ nursing home prior to the 50 months expiring, we will continue to increase the contract value for 50 months;
    o that the maximum amount we will pay under this enhancement (and all similar enhancements issued by us or an affiliated company) for the owner is $750,000; and
    o this benefit is separate from the relief amount that is calculated at death.

    The monthly benefit payments will be added to the contract value according to the current allocation schedule on file. The owner can remove the payments from the contract value via partial withdrawals and surrender charges will be waived.

    Relief Amount: the relief amount is equal to the contract value less modified premium payments not to exceed the following maximum amount:

    o When the age of the eldest owner on the contract date is less than 70, the maximum relief amount equals 200% multiplied by:

        1) the sum of modified premium payments (made prior to the date of the death benefit calculation) minus

        2) the sum of premium payments (made during the prior 12 months of the death benefit calculation date) minus

        3) the sum of monthly benefits (as defined below) credited to the contract value.

    o When the eldest owner on the contract date is between the ages of 70 - 75, the maximum relief amount equals 100% multiplied by:

        1) the sum of modified premium payments (made prior to the date of the death benefit calculation) minus

        2) the sum of premium payments (made during the 12 months prior to the death benefit calculation date) minus

        3) the sum of monthly benefits (as defined below) credited to the contract value.

    Modified Premium Payments: equals the sum of all premium payments plus monthly benefits (as defined below), if any, minus the amount that each partial withdrawal exceeds the difference between the contract value and the modified premium payments prior the partial withdrawal. If there are no partial withdrawals or the partial withdrawal does not exceed the difference, the value is zero.

        Monthly Benefit: is the monthly amount credited to the contract value when a claim under the Accumulation Enhancement is being paid.

    Death benefit proceeds will be payable in a single lump sum or, if the recipient chooses, in the form of an annuity payment option. Any such annuity payment option is subject to all restrictions (including minimum amount requirements) as are other annuities under this contract. In addition, there may be legal requirements that limit the recipient's annuity options and the timing of payments. See "Distributions at Death" under "Federal Income Taxes." A recipient should consult a qualified tax adviser before electing to receive an annuity.


    Depending upon state law, the amounts paid to the owner may avoid probate and the death benefit may be reduced by any tax due. For more information, see "Tax" and "Distribution at Death" under "Federal Income Taxes."


    We reserve the right to discontinue offering any one of the available death benefit options in the future.

THE ANNUITY PERIOD
--------------------------------------------------------------------------------
    The annuity period begins after the accumulation period of the contract, when annuity payments are made to you.

ANNUITY PAYMENTS
    Annuity payments will begin on the contract's maturity date if the owner is alive and the contract is still in force. Beginning on the maturity date, investment in the Account is continued unless a fixed payment annuity is selected. No surrender charge is taken. If you have not selected an annuity payment option by the maturity date, the default is Annuity Payment Option I--Variable Life Annuity with 10-Year Period Certain. For more information, see "Annuity Payment Options."

    If the amount to be applied on the maturity date is less than $2,000, we may pay such amount in one lump sum in lieu of providing an annuity. If the initial monthly annuity payment under an annuity payment option would be less than $20, we may make a single sum payment equal to the total contract value on the date the initial annuity payment would be payable, or make periodic annuity payments quarterly, semiannually or annually in place of monthly annuity payments.

    Your contract specifies a maturity date at the time of its issuance. However, you may subsequently elect a different maturity date. The maturity date may not be earlier than the first contract anniversary. The latest maturity date is the contract anniversary nearest the annuitant's 95th birthday or ten years from the contract date, unless agreed otherwise. Generally, under qualified plans, the maturity date must be such that distributions begin no later than April 1st of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity ("IRA").

    The maturity date election must be made by written notice and must be received by our Annuity Operations Division 30 days before the provisional maturity date. If you do not elect a maturity date, which is different from the provisional maturity date, the provisional maturity date becomes the maturity date. Particular care should be taken in electing the maturity date of a contract issued under a Tax Sheltered Annuity (TSA), a Keogh Plan or an IRA plan. For more information, see "Tax Sheltered Annuities," "Keogh Plans" and "Individual Retirement Accounts."

ANNUITY PAYMENT OPTIONS
    Unless an alternative annuity payment option is elected on or before the maturity date, the amounts held under a contract on the maturity date will be applied to provide a Variable Life Annuity with 10-Year Period Certain (Option
I) as described below. Instead of Option I, you may, by sending a written request to VPMO on or before the maturity date of the contract, elect any of the other annuity payment options described below. After the first annuity payment, you may not change the elected annuity payment option. No surrender charge will be assessed under any annuity payment option, unless unscheduled withdrawals are made under Annuity Payment Options K or L.

    With the exception of the Fixed Annuity Payment Options and Annuity Payment Option L, each annuity payment will be based upon the value of the annuity units credited to the contract. The number of annuity units in each subaccount to be credited is based on the value of the accumulation units in that subaccount and the applicable annuity payment rate. The contract is issued with guaranteed minimum annuity payment rates, however, if the current rate is higher, we'll apply the higher rate. The annuity payment rate differs according to the annuity payment option selected and the age of the annuitant(s). The annuity payment rate is applied and will determine all annuity payments for the fixed annuity payment options and the first annuity payment for the variable annuity payment options. The value of the annuity units will vary with the investment performance of each subaccount to which annuity units are credited. The initial annuity payment will be calculated based on an assumed investment return of 4.5% per year. This rate is a fulcrum return around which variable annuity payments will vary to reflect whether actual investment experience of the subaccount is better or worse than the assumed investment return. The assumed investment return and the calculation of variable annuity payments for a 10-year period certain variable payment life annuity and for Annuity Payment Options J and K described below are described in more detail in the contract and in the SAI.

    The level of annuity payments payable under the following annuity payment options is based upon the annuity payment option selected. In addition, such factors as the age at which annuity payments begin, the form of annuity, annuity payment rates, assumed investment rate (for variable annuity payments) and the frequency of annuity payments will effect the level of annuity payments. The assumed investment rate is 4.5% per year. We use this rate to determine the first annuity payment under Variable Annuity Payment Options I, J, K, M and N. Under Option L, we determine the amount of the annual distribution by dividing the amount of contract value as of the payment calculation date by the life expectancy of the annuitant or the joint life expectancy of the annuitant and joint annuitant at that time.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. For more information, see "Charges For Mortality and Expense Risks" and "Charges for Administrative Services." Therefore, electing Option K will result in a deduction being made even though we assume no mortality risk under that option.

    The following are descriptions of the annuity payment options available under a contract. These descriptions should allow you to understand the basic differences between the options, however, you should contact our Annuity Operations Division well in advance of the date you wish to elect an option to obtain estimates of annuity payments under each option.

OPTION A--LIFE ANNUITY WITH SPECIFIED PERIOD
    A fixed payout annuity payable monthly while the annuitant is living or, if later, the end of the specified period certain. The period certain may be specified as 5, 10, or 20 years. The period certain must be specified at the time this option is elected.

OPTION B--NON-REFUND LIFE ANNUITY
     A fixed payout annuity payable monthly while the annuitant is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

OPTION D--JOINT AND SURVIVOR LIFE ANNUITY
     A fixed payout annuity payable monthly while either the annuitant or joint annuitant is living. You must designate the joint annuitant at the time you elect this option. The joint annuitant must be at least age 40 on the first payment calculation date.

OPTION E--INSTALLMENT REFUND LIFE ANNUITY
    A fixed payout annuity payable monthly while the annuitant is living. If the annuitant dies before the annuity payments made under this option total an amount which refunds the entire amount applied under this option, we will make a lump sum payment equal to the entire amount applied under this option less the sum of payments already made.

OPTION F--JOINT AND SURVIVOR LIFE ANNUITY WITH 10-YEAR
PERIOD CERTAIN
    A fixed payout annuity payable monthly while either the annuitant or joint annuitant is living, or if later, the end of 10 years. You must designate the joint annuitant at the time you elect this option. The joint annuitant must be at least age 40 on the first payment calculation date.

OPTION G--PAYMENTS FOR SPECIFIED PERIOD
    A fixed payout annuity payable monthly over a specified period of time. Payments continue whether the annuitant lives or dies. The specified period must be in whole numbers of years from 5 to 30, but cannot be greater than 100 minus the age of the annuitant. However, if the beneficiary of any death benefits payable under this contract elects this payment option, the period selected by the beneficiary may not extend beyond the life expectancy of such beneficiary.

OPTION H--PAYMENTS OF SPECIFIED AMOUNT
    Equal income installments of a specified amount are paid until the principal sum remaining under this option from the amount applied is less than the amount of the installment. When that happens, the principal sum remaining will be paid as a final payment. The amount specified must provide for payments for a period of at least 5 years.

OPTION I--VARIABLE LIFE ANNUITY WITH 10-YEAR PERIOD CERTAIN
    A variable payout annuity payable monthly while the Annuitant is living or, if later, for ten years. If the beneficiary of any death benefits payable under this contract elects this payment option, the period certain will equal the shorter of 10 years or the life expectancy of such beneficiary.

OPTION J--JOINT SURVIVOR VARIABLE LIFE ANNUITY WITH 10-YEAR PERIOD CERTAIN
    A variable payout annuity payable monthly while either the annuitant or joint annuitant is living, or if later, the end of 10 years. You must designate the joint annuitant at the time you elect this option. The joint annuitant must be at least age 40 on the first payment calculation date. This option is not available for the payment of any death benefit under this contract.

OPTION K--VARIABLE ANNUITY FOR A SPECIFIED PERIOD
    A variable payout annuity payable monthly over a specified period of time. Payments continue whether the annuitant lives or dies. The specified period must be in whole numbers of years from 5 to 30, but cannot be greater than 100 minus the age of the annuitant. However, if the beneficiary of any death benefits payable under this contract elects this payment option, the period selected by the beneficiary may not extend beyond the life expectancy of such beneficiary. This option also provides for unscheduled withdrawals. An unscheduled withdrawal will reduce the number of fixed annuity units in each subaccount and affect the amount of future payments.

OPTION L--VARIABLE LIFE EXPECTANCY ANNUITY
    This option provides a variable income which is payable over the annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the annuitant and joint annuitant. This option also provides for unscheduled withdrawals. An unscheduled withdrawal will reduce the contract value and affect the amount of future payments. Upon the death of the annuitant (and joint annuitant, if applicable), any remaining contract value will be paid in a lump sum to the beneficiary.

OPTION M--UNIT REFUND VARIABLE LIFE ANNUITY
    This option provides variable monthly payments as long as the annuitant lives. In the event of the death of the annuitant, the monthly payments will stop and the beneficiary will receive a lump sum payment equal to the value of the remaining annuity units. This value is equal to the sum of the number of remaining annuity units for each subaccount multiplied by the current annuity unit value for that subaccount. The number of remaining annuity units for each subaccount will be calculated as follows:

1) the net amount in the subaccount applied under this option on the first payment calculation date divided by the corresponding annuity unit value on that date, minus
2) the sum of the annuity units released from the subaccount to make the payments under this option.

    You may not transfer any assets under Annuity Payment Option M, unless we agree otherwise.

OPTION N--VARIABLE NON-REFUND LIFE ANNUITY
    A variable payout annuity payable monthly while the annuitant is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

OTHER OPTIONS AND RATES
    We may offer other annuity payment options at the time a contract reaches its maturity date. In addition, in the event that annuity payment rates for contracts are at that time more favorable than the applicable rates guaranteed under the contract, the then current settlement rates shall be used in determining the amount of any annuity payment under the Annuity Payment Options above.

OTHER CONDITIONS
    Federal income tax requirements currently applicable to most qualified plans provide that the period of years guaranteed under joint and survivorship annuities with specified periods certain (see "Option F" and "Option J" above) cannot be any greater than the joint life expectancies of the payee and his or her spouse.

    Federal income tax requirements also provide that participants in regular or SIMPLE IRAs must begin minimum distributions by April 1 of the year following the year in which they attain age 70 1/2. Minimum distribution requirements do not apply to Roth IRAs. Distributions from qualified plans generally must begin by the later of actual retirement or April 1 of the year following the year participants attain age 70 1/2. Any required minimum distributions must be such that the full amount in the contract will be distributed over a period not greater than the participant's life expectancy or the combined life expectancy of the participant and his or her spouse or designated beneficiary. Distributions made under this method are generally referred to as Life Expectancy Distributions ("LEDs"). An LED program is available to participants in qualified plans or IRAs. Requests to elect this program must be made in writing.

    Under the LED program, regardless of contract year, amounts up to the required minimum distribution may be withdrawn without a deduction for surrender charges, even if the minimum distribution exceeds the 10% allowable amount. See "Surrender Charges." Any amounts withdrawn that have not been held under a contract for at least six years and are in excess of both the minimum distribution and the 10% free available amount will be subject to any applicable surrender charge.

    If the initial monthly annuity payment under an annuity payment option would be less than $20, we may make a single sum payment equal to the contract value on the date the initial annuity payment would be payable, in place of all other benefits provided by the contract, or, may make periodic annuity payments quarterly, semiannually or annually in place of monthly annuity payments.

    Currently, transfers between subaccounts are available for amounts allocated to any of the variable annuity payment options except Annuity Payment Option M.

PAYMENT UPON DEATH AFTER MATURITY
    If an owner dies on or after the maturity date and there is no surviving owner, any remaining period certain annuity payments will be paid to the beneficiary under the annuity payment option in effect on the date of death. Payments may not be deferred or otherwise extended. If there is a surviving owner, the payments continue as if there had been no death.

    If the annuitant and joint annuitant, if any, die and are survived by any owner(s), any remaining period certain annuity payments will be paid to such owner(s). Payments will continue under the annuity payment option in effect at the date of death and may not be deferred or otherwise extended.

VARIABLE ACCOUNT VALUATION PROCEDURES
--------------------------------------------------------------------------------
VALUATION DATE


     A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading and we are open for business. However, transaction processing may be postponed for the following reasons:

1.   the NYSE is closed or may have closed early;

2.   the SEC has determined that a state of emergency exists; or

3. on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day).

    The NYSE Board of Directors reserves the right to change the NYSE schedule as conditions warrant. On each valuation date, the value of the Separate Account is determined at the close of the NYSE (usually 4:00 p.m. eastern time). The NYSE is scheduled to be closed on the following days:

--------------------------------------------------------
New Year's Day                    Independence Day
--------------------------------------------------------
Martin Luther King, Jr. Day       Labor Day
--------------------------------------------------------
Washington's Birthday             Thanksgiving Day
--------------------------------------------------------
Good Friday                       Christmas Day
--------------------------------------------------------
Memorial Day
--------------------------------------------------------


VALUATION PERIOD
--------------------------------------------------------------------------------
    Valuation period is that period of time from the beginning of the day following a valuation date to the end of the next following valuation date.

ACCUMULATION UNIT VALUE
    The value of one accumulation unit was set at $1.000 on the date assets were first allocated to a subaccount. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date. After the first valuation period, the accumulation unit value reflects the cumulative investment experience of that subaccount.

NET INVESTMENT FACTOR
    The net investment factor for any valuation period is equal to 1.000 plus the applicable net investment rate for such valuation period. A net investment factor may be more or less than 1.000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any valuation period for the funds allocated to each subaccount, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, of the subaccount for such valuation period is computed, (b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes and the deductions at the beginning of the valuation period for mortality and expense risk fees and daily administration fee, and (c) the results of (a) as adjusted by (b) are divided by the aggregate unit values in the subaccount at the beginning of the valuation period.

MISCELLANEOUS PROVISIONS
--------------------------------------------------------------------------------
ASSIGNMENT
    Owners of contracts issued in connection with non-tax qualified plans may assign their interest in the contract to a spouse or a grantor trust. A written notice of such assignment must be filed with our Annuity Operations Division before it will be honored.

    A pledge or assignment of a contract is treated as payment received on account of a partial surrender of a contract. For more information, see "Surrenders or Withdrawals Prior to the Contract Maturity Date." Transfer of ownership will nullify the original death benefit option and the death benefit option will become Option 1.

DEATH BENEFIT
    In order to qualify for favorable tax treatment, contracts issued in connection with tax qualified plans may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation, or for any other purpose, to any person other than to us.

PAYMENT DEFERRAL
    Payment of the contract value in a single sum upon a partial withdrawal or full surrender of the contract will ordinarily be made within 7 days after receipt of the written request by our Annuity Operations Division. However, we may postpone payment of the value of any accumulation units at times (a) when the NYSE is closed, other than customary weekend and holiday closings, (b) when trading on the NYSE is restricted, (c) when an emergency exists as a result of which disposal of securities in the series is not reasonably practicable or it is not reasonably practicable to determine the contract value or (d) when a governmental body having jurisdiction over us by order permits such suspension. Rules and regulations of the SEC, if any, are applicable and will govern as to whether conditions described in (b), (c) or (d) exist.

FREE LOOK PERIOD
    We may mail the contract to you or we may deliver it to you in person. You may return a contract for any reason within ten days after you receive it and receive in cash the adjusted contract value less any charges. (A longer Free Look Period may be required by your state.) You may receive more or less than the initial premium payment depending on investment experience within the subaccounts during the Free Look Period. If a portion or all of your initial premium payment has been allocated to the GIA, we also will refund any earned interest. If applicable state law requires, we will return the full amount of any premium payments we received.

    During periods of extreme market volatility, we reserve the right to make the Temporary Money Market Allocation Amendment available. We will generally allocate the premium payment, less applicable charges, according to your instructions when we receive your completed application. We may issue some contracts with a Temporary Money Market Allocation Amendment. Under this amendment we allocate the net premium payment and the net of other premium payments paid during your Free Look Period to the Phoenix-Goodwin Money Market subaccount. When your Free Look Period expires we allocate the contract value among the subaccounts and/or the GIA according to your instructions. We may use the Temporary Money Market Allocation Amendment depending on the state of issue and under certain other circumstances.

AMENDMENTS TO CONTRACTS
    Contracts may be amended to conform to changes in applicable law or interpretations of applicable law, or to accommodate design changes. Changes in the contract may need to be approved by contract owners and state insurance departments. A change in the contract that necessitates a corresponding change in the prospectus or the SAI must be filed with the SEC.

SUBSTITUTION OF FUND SHARES
    If, in the judgment of Phoenix's management, one or more of the funds becomes unsuitable for investment by contract owners, we reserve the right to substitute accumulation units of another subaccount for accumulation units already purchased or to be purchased in the future by premium payments under this contract. Any substitution will be subject to approval by the SEC, if required and, where required, one or more state insurance departments.

OWNERSHIP OF THE CONTRACT
    Ordinarily, the purchaser of a contract is both the owner and the annuitant and is entitled to exercise all the rights under the contract. However, the owner may be an individual or entity other than the annuitant. More than one owner may own a contract as joint owner. Transfer of the ownership of a contract may involve federal income tax consequences, and a qualified advisor should be consulted before any such transfer is attempted.

FEDERAL INCOME TAXES
--------------------------------------------------------------------------------
INTRODUCTION


    The contracts are designed for use with retirement plans which may or may not be tax-qualified plans ("qualified plans") under the provisions of the Internal Revenue Code of 1986, (the "Code"). The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments and on the economic benefits of the contract owner, annuitant or beneficiary depends on our income tax status, on the type of retirement plan for which the contract is purchased, and upon the income tax and employment status of the individual concerned.

    The following discussion is general in nature and is not intended as tax advice. The income tax rules are complicated and this discussion is intended only to make you aware of the issues. Each person concerned should consult a professional tax advisor. No attempt is made to consider any estate or inheritance taxes or any applicable state, local or other tax laws. Moreover, the discussion is based upon our understanding of the federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the federal income tax laws or the current interpretations by the Internal Revenue Service (the "IRS"). We do not guarantee the tax status of the contracts or any transactions involving the contracts. Purchasers bear the complete risk that the contracts may not be treated as "annuity contracts" under federal income tax laws. For a discussion of federal income taxes as they relate to the funds, please see the fund prospectuses.


INCOME TAX STATUS

    We are taxed as a life insurance company under Part 1 of Subchapter L of the Code. Since the Separate Account is not a separate entity from Phoenix and its operations form a part of Phoenix, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the contract value. Under existing federal income tax law, the Separate Account's investment income, including realized net capital gains, is not taxed to us. We reserve the right to make a deduction for taxes should they be imposed on us with respect to such items in the future.

TAXATION OF ANNUITIES IN GENERAL--NONQUALIFIED PLANS
    Section 72 of the Code governs taxation of annuities. In general, a contract owner is not taxed on increases in value of the units held under a contract until some form of distribution is made. However, in certain cases the increase in value may be subject to tax currently. In the case of contracts not owned by natural persons, see "Contracts Owned by Non-Natural Persons." In the case of contracts not meeting the diversification requirements, see "Diversification Standards."

    As the owner of the contract, you may elect one of the available death benefit guarantees under the contract. One or more of the options available may, in some cases, exceed the greater of the sum of premium payments or the contract value. The IRS may take the position with respect to these death benefit guarantees that they are not part of the annuity contract. In such a case, the charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchase payments for the contract would not be deductible. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit guarantee under this contract or any amendments, benefits or endorsements to the contract.

SURRENDERS OR WITHDRAWALS PRIOR TO THE CONTRACT MATURITY DATE
    Code Section 72 provides that a withdrawal or surrender of the contract prior to the contract maturity date will be treated as taxable income to the extent the amounts held under the contract exceed the "investment in the contract." The "investment in the contract" is that portion, if any, of purchase payments by or on behalf of an individual under a contract that have not been excluded from the individual's gross income. The taxable portion is taxed as ordinary income in an amount equal to the value of the amount received in excess of the "investment in the contract" on account of a withdrawal or surrender of a contract. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a withdrawal from a contract.

SURRENDERS OR WITHDRAWALS ON OR AFTER THE CONTRACT MATURITY DATE
    Upon receipt of a lump sum payment under the contract, the recipient is taxed on the portion of the payment that exceeds the investment in the contract. Ordinarily, such taxable portion is taxed as ordinary income.

    For fixed annuity payments, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the contract bears to the total expected amount of annuity payments for the term of the contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable annuity payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income. Once the excludable portion of annuity payments equals the investment in the contract, the balance of the annuity payments will be fully taxable. For certain types of qualified plans, there may be no investment in the contract resulting in the full amount of the payments being taxable. A simplified method of determining the exclusion ratio is effective with respect to qualified plan annuities started after November 18, 1996.


    Withholding of federal income taxes on all distributions may be required unless the recipient elects not to have any amounts withheld and properly notifies our Annuity Operations Division of that election.


PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS
    Amounts surrendered, withdrawn or distributed before the taxpayer reaches age 59 1/2 are subject to a penalty tax equal to ten percent (10%) of the portion of such amount that is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the contract owner (or where the contract owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans (such distributions may, however, be subject to a similar penalty under Code Section 72(t) relating to distributions from qualified retirement plans and to a special penalty of 25% applicable specifically to SIMPLE IRAs or other special penalties applicable to Roth IRAs);
(v) allocable to investment in the contract before August 14, 1982; (vi) under a qualified funding asset (as defined in Code Section 130(d)); (vii) under an immediate annuity contract (as defined in Code Section 72(u)(4)); or (viii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

    If the penalty tax does not apply to a withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year when the modification occurs will be increased by an amount (determined by the Treasury regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, but only if the modification takes place: (a) within 5 years from the date of the first payment, or (b) before the taxpayer reaches age 59 1/2.

    Separate tax withdrawal penalties apply to qualified plans. See "Penalty Tax on Surrenders and Withdrawals from Qualified Contracts."

ADDITIONAL CONSIDERATIONS


DISTRIBUTION-AT-DEATH RULES
    In order to be treated as an annuity contract for federal income tax purposes, a contract must provide the following two distribution rules: (a) if the contract owner dies on or after the contract maturity date, and before the entire interest in the contract has been distributed, the remainder of the contract owner's interest will be distributed at least as quickly as the method in effect on the contract owner's death; and (b) if a contract owner dies before the contract maturity date, the contract owner's entire interest generally must be distributed within five (5) years after the date of death, or if payable to a designated beneficiary, may be annuitized over the life or life expectancy of that beneficiary and payments must begin within one (1) year after the contract owner's date of death. If the beneficiary is the spouse of the contract owner, the contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as contract owner. Similar distribution requirements apply to annuity contracts under qualified plans (other than Code Section 457 Plans). However, a number of restrictions, limitations and special rules apply to qualified plans and contract owners should consult with their tax advisor.

    If the primary annuitant, which is not the contract owner, dies before the maturity date, the owner will become the annuitant unless the owner appoints another annuitant. If the contract owner is not an individual, the death of the primary annuitant is treated as the death of the contract owner. In addition, when the contract owner is not an individual, however, a change in the primary annuitant is treated as the death of the contract owner. Finally, in the case of non-spousal joint contract owners, distribution will be required at the earliest death of any of the contract owners.

    If the contract owner or a joint contract owner dies on or after the maturity date, the remaining payments, if any, under the Annuity Payment Option selected will be made at least as rapidly as under the method of distribution in effect at the time of death.

    Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.


TRANSFER OF ANNUITY CONTRACTS

    Transfers of nonqualified contracts prior to the maturity date for less than full and adequate consideration to the contract owner at the time of such transfer, will trigger tax on the gain in the contract, with the transferee getting a step-up in basis for the amount included in the contract owner's income. This provision does not apply to transfers between spouses and incident to a divorce.


CONTRACTS OWNED BY NON-NATURAL PERSONS

    If a non-natural person (for example, a corporation) holds the contract, the income on that contract (generally the increase in the net surrender value less the premium payments paid) is includable in income each year. The rule does not apply where the non-natural person is the nominal owner of a contract and the beneficial owner is a natural person. The rule also does not apply where the annuity contract is acquired by the estate of a decedent, where the contract is held under a qualified plan, a TSA program or an IRA, where the contract is a qualified funding asset for structured settlements, or where the contract is purchased on behalf of an employee upon termination of a qualified plan.


SECTION 1035 EXCHANGES

    Code Section 1035 provides, in general, that no gain or loss shall be recognized on the exchange of one annuity contract for another. A replacement contract obtained in a tax-free exchange of contracts generally succeeds to the status of the surrendered contract. If the surrendered contract was issued prior to August 14, 1982, the tax rules that formerly provided that the surrender was taxable only to the extent the amount received exceeds the contract owner's investment in the contract will continue to apply. In contrast, contracts issued on or after January 19, 1985 are, in a Code Section 1035 exchange, treated as new contracts for purposes of the distribution-at-death rules. Special rules and procedures apply to Code Section 1035 transactions. Prospective contract owners wishing to take advantage of Code Section 1035 should consult their tax advisors.

MULTIPLE CONTRACTS
    Code Section 72(e)(11)(A)(ii) provides that for contracts entered into after October 21, 1988, for purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all nonqualified annuity contracts issued by the same insurer (or affiliate) to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract maturity date, such as a withdrawal, dividend or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

    The U.S. Treasury Department has specific authority to issue regulations that prevent the avoidance of Code Section 72(e) through the serial purchase of annuity contracts or otherwise. In addition, there may be situations where the Treasury may conclude that it would be appropriate to aggregate two or more contracts purchased by the same contract owner. Accordingly, a contract owner should consult a competent tax advisor before purchasing more than one contract or other annuity contracts.

OWNER CONTROL
    For variable annuity contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts. You can allocate account values from one fund of the separate account to another but you cannot direct the investments each fund makes. If you have too much "investor control" of the assets supporting the separate account funds, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.

    In 2003, the Internal Revenue Service (IRS) in Revenue Ruling 2003-91, issued formal guidance that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.

    The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract, or agreement between the contract owner and Phoenix regarding the availability of a particular investment option and, other than the contract owner's right to allocate premium payments and transfer funds among the available subaccounts, all investment decisions concerning the subaccounts will be made by us or an advisor in its sole and absolute discretion.

    At this time, it cannot be determined whether additional guidance will be provided by the U.S. Treasury on this issue and what standards may be contained in such guidance. Should the U.S. Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under section 72 of the Internal Revenue Code, Phoenix reserves the right to modify the contract to the extent required to maintain favorable tax treatment.

DIVERSIFICATION STANDARDS

DIVERSIFICATION REGULATIONS
    To comply with the diversification regulations under Code Section 817(h) ("Diversification Regulations"), after a start-up period, each series of the funds will be required to diversify its investments. The Diversification Regulations generally require that, on the last day of each calendar quarter, the series' assets be invested in no more than:

>     55% in any 1 investment
>     70% in any 2 investments
>     80% in any 3 investments
>     90% in any 4 investments

    A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Separate Account, and each series of the funds are tested for compliance with the percentage limitations. All securities of the same issuer are treated as a single investment. As a result of the 1988 Act, each government agency or instrumentality will be treated as a separate issuer for purposes of these limitations.

    The Treasury Department has indicated that the Diversification Regulations do not provide guidance regarding the circumstances in which contract owner control of the investments of the Separate Account will cause the contract owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the contract. At this time, it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance. The amount of contract owner control which may be exercised under the contract is different in some respects from the situations addressed in published rulings issued by the IRS in which it was held that the contract owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the contract owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the contract owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the contract owner with respect to earnings allocable to the contract prior to receipt of payments under the contract.

    In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling generally will be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the contract owner being determined retroactively to be the owner of the assets of the Separate Account.


    Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

    We represent that we intend to comply with the Diversification Regulations to assure that the contracts continue to be treated as annuity contracts for federal income tax purposes.

DIVERSIFICATION REGULATIONS AND QUALIFIED PLANS

    Code Section 817(h) applies to a variable annuity contract other than a pension plan contract. The Diversification Regulations reiterate that the diversification requirements do not apply to a pension plan contract. All of the qualified plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified plan contracts from application of the diversification rules, all investments of the Phoenix Qualified Plan Contracts (i.e., the funds) will be structured to comply with the diversification standards because the funds serve as the investment vehicle for nonqualified contracts as well as qualified plan contracts.

    Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

TAXATION OF ANNUITIES IN GENERAL--QUALIFIED PLANS
    The contracts may be used with several types of qualified plans. TSAs, Keoghs, IRAs, Corporate Pension and Profit-sharing Plans and State Deferred Compensation Plans will be treated, for purposes of this discussion, as qualified plans. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made here to provide more than general information about the use of the contracts with the various types of qualified plans. Phoenix reserves the right at any time to discontinue the availability of this contract for use with qualified plans. Participants under such qualified plans as well as contract owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such qualified plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the contract issued in connection therewith. For example, Phoenix will accept beneficiary designations and payment instructions under the terms of the contract without regard to any spousal consent that may be required under the Retirement Equity Act (REA). Consequently, a contract owner's beneficiary designation or elected annuity payment option may not be enforceable.

    As the owner of the contract, you may elect one of the available death benefit guarantees under the contract. We are of the opinion that the death benefit guarantees available under the contract are part of the annuity contract. One or more of the death benefit guarantees available may exceed the greater of the sum of premium payments or the contract value. The contract and its amendments, benefits or endorsements (together referred to herein as the "contract") have not been reviewed by the IRS for qualification as an IRA or any other qualified plan. Moreover, the IRS has not addressed in a ruling of general applicability whether a death benefit option such as the those available under the contract complies with the qualification requirements for an IRA or any other qualified plan. There is a risk that the IRS would take the position that one or more of the death benefit guarantees are not part of the annuity contract. In such a case, charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchases for the contract would not be deductible. While we regard the death benefit guarantees available for your election under the contract as a permissible benefit under an IRA, the IRS may take a contrary position regarding tax qualification resulting in deemed distributions and penalty taxes. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit option under this contract for an IRA or other qualified plan.

    Certain death benefit guarantees may be purchased under your contract. IRA's and other qualified contracts generally may not invest in life insurance contracts. If you own an IRA or other qualified contract and purchase these death benefit guarantees, the IRS may consider these benefits "incidental death benefits." The IRC imposes limits on the amount of the incidental death benefits allowable for qualified contracts. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the IRA or qualified contract. Furthermore, the IRC provides that the assets of an IRA (including a traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not be invested in life insurance, but may provide, in the case of death during the accumulation phase, for a death benefit payment equal to the greater of sum of premium payments (less withdrawals) or contract value. This contract offers death benefits, which may exceed the greater of sum of premium payments (less withdrawals) or contract value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) or other qualified contract. That determination could result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.

    Under certain circumstances, the proceeds of a surrender of a contract may qualify for "lump sum distribution" treatment under qualified plans. See your tax advisor if you think you may qualify for "lump sum distribution" treatment. The 5-year averaging rule for lump sum distribution has been repealed for tax years beginning after 1999.

    Effective January 1, 1993, Section 3405 of the Internal Revenue Code was amended to change the roll-over rules applicable to the taxable portions of distributions from qualified pension and profit-sharing plans and Section 403(b) TSA arrangements. Taxable distributions eligible to be rolled over generally will be subject to 20 percent income tax withholding. Mandatory withholding can be avoided only if the employee arranges for a direct rollover to another qualified pension or profit-sharing plan or to an IRA.

    The new mandatory withholding rules apply to all taxable distributions from qualified plans or TSAs (not including IRAs), except (a) distributions required under the Code, (b) substantially equal distributions made over the life (or life expectancy) of the employee, or for a term certain of 10 years or more and
(c) the portion of distributions not includable in gross income (i.e., return of after-tax contributions).

    On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE VS. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The contracts sold by Phoenix in connection with certain qualified plans will utilize annuity tables that do not differentiate on the basis of sex. Such annuity tables also will be available for use in connection with certain nonqualified deferred compensation plans.

    Numerous changes have been made to the income tax rules governing qualified plans as a result of legislation enacted during the past several years, including rules with respect to: coverage, participation, maximum contributions, required distributions, penalty taxes on early or insufficient distributions and income tax withholding on distributions. The following are general descriptions of the various types of qualified plans and of the use of the contracts in connection therewith.

TAX SHELTERED ANNUITIES ("TSAS")
    Code Section 403(b) permits public school systems and certain types of charitable, educational and scientific organizations, generally specified in Code Section 501(c)(3), to purchase annuity contracts on behalf of their employees and, subject to certain limitations, allows employees of those organizations to exclude the amount of payments from gross income for federal income tax purposes. These annuity contracts are commonly referred to as TSAs.

    For taxable years beginning after December 31, 1988, Code Section 403(b)(11) imposes certain restrictions on a contract owner's ability to make withdrawals from, or surrenders of, Code Section 403(b) Contracts, if the cash withdrawn is attributable to payments made under a salary reduction agreement. Specifically, Code Section 403(b)(11) allows a contract owner to make a surrender or withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies or becomes disabled (as defined in the Code), or (b) in the case of hardship. In the case of hardship, the distribution amount cannot include any income earned under the contract.

    The 1988 Act amended the effective date of Code Section 403(b)(11), so that it applies only with respect to distributions from Code Section 403(b) Contracts which are attributable to assets other than assets held as of the close of the last year beginning before January 1, 1989. Thus, the distribution restrictions do not apply to assets held as of December 31, 1988.

    In addition, in order for certain types of contributions under a Code
Section 403(b) Contract to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. Contract owners should consult their employers to determine whether the employer has complied with these rules. Contract owner loans are not allowed under the contracts.

    Effective May 4, 1998, loans may be made available under Internal Revenue Code Section 403(b) tax-sheltered annuity programs. A loan from a participant's contract value may be requested only if we make loans available with the contract and if the employer permits loans under their tax-sheltered annuity program. The loan must be at least $1,000 and the maximum loan amount is the greater of: (a) 90% of the first $10,000 of contract value minus any withdrawal charge; and (b) 50% of the contract value minus any withdrawal charge. The maximum loan amount is $50,000. If loans are outstanding from any other tax-qualified plan, then the maximum loan amount of the contract may be reduced from the amount stated above in order to comply with the maximum loan amount requirements under Section 72(p) of the Internal Revenue Code. Amounts borrowed from the GIA are subject to the same limitations as applies to transfers from the GIA; thus no more than the greatest of $1000 and 25% of the contract value in the GIA may be borrowed at any one time.

    Loan repayments will first pay any accrued loan interest. The balance will be applied to reduce the outstanding loan balance and will also reduce the amount of the Loan Security Account by the same amount that the outstanding loan balance is reduced. The Loan Security Account is part of the general account and is the sole security for Tax-sheltered Annuity loans (as described in IRC
Section 403(b)) loans. It is increased with all loan amounts taken and reduced by all repayments of loan principal. The balance of loan repayments, after payment of accrued loan interest, will be credited to the subaccounts of the Separate Account or the GIA in accordance with the participant's most recent premium payments allocation on file with us.

    If we do not receive a loan repayment before 90 days after the payment was due, then the entire loan balance plus accrued interest will be in default. In the case of default, the outstanding loan balance plus accrued interest will be deemed a distribution for income tax purposes, and will be reported as such to the extent required by law. At the time of such deemed distribution, interest will continue to accrue until such time as an actual distribution occurs under the contract.

KEOGH PLANS
    The Self-Employed Individual Tax Retirement Act of 1962, as amended permits self-employed individuals to establish "Keoghs" or qualified plans for themselves and their employees. The tax consequences to participants under such a plan depend upon the terms of the plan. In addition, such plans are limited by law with respect to the maximum permissible contributions, distribution dates, nonforfeitability of interests, and tax rates applicable to distributions. In order to establish such a plan, a plan document must be adopted and implemented by the employer, as well as approved by the IRS.

INDIVIDUAL RETIREMENT ANNUITIES
    Code Sections 408 and 408A permit eligible individuals to contribute to an individual retirement program known as an "IRA." These IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed on a tax-deferred basis into an IRA. Effective January 1, 1997, employers may establish a new type of IRA called SIMPLE (Savings Incentive Match Plan for Employees).

Special rules apply to participants' contributions to and withdrawals from SIMPLE IRAs. Also effective January 1, 1997, salary reduction IRAs (SARSEP) no longer may be established. Effective January 1, 1998, individuals may establish Roth IRAs. Special rules also apply to contributions to and withdrawals from Roth IRAs.

CORPORATE PENSION AND PROFIT-SHARING PLANS
    Code Section 401(a) permits corporate employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of contracts to provide benefits thereunder.

    These retirement plans may permit the purchase of the contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Participant loans are not allowed under the contracts purchased in connection with these Plans. Purchasers of contracts for use with Corporate Pension or Profit-sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

DEFERRED COMPENSATION PLANS WITH RESPECT TO SERVICE FOR STATE AND LOCAL GOVERNMENTS AND TAX EXEMPT ORGANIZATIONS
    Code Section 457 provides for certain deferred compensation plans with respect to service for state and local governments and certain other entities. The contracts may be used in connection with these plans; however, under these plans if issued to tax exempt organizations, the contract owner is the plan sponsor, and the individual participants in the plans are the annuitants. Under such contracts, the rights of individual plan participants are governed solely by their agreements with the plan sponsor and not by the terms of the contracts. Effective in 1997 for new state and local government plans, such plans must be funded through a tax-exempt annuity contract held for the exclusive benefit of plan participants.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS FROM QUALIFIED PLANS
    In the case of a withdrawal under a qualified plan, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a qualified plan. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including contracts issued and qualified under Code Sections 401 (Keogh and Corporate Pension and Profit-sharing Plans), Tax-Sheltered Annuities and Individual Retirement Annuities other than Roth IRAs. The penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years of the contract owner's participation in the SIMPLE IRA. To the extent amounts are not includable in gross income because they have been properly rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the contract owner or annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the contract owner or annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the contract owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such contract owner or annuitant (as applicable) and his or her designated beneficiary; (d) distributions to a contract owner or annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the contract owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the contract owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the contract owner and his or her spouse and dependents if the contract owner has received unemployment compensation for at least 12 weeks; and (h) distributions from IRAs for first-time home purchase expenses (maximum $10,000) or certain qualified educational expenses of the contract owner, spouse, children or grandchildren of the contract owner. This exception will no longer apply after the contract owner has been reemployed for at least 60 days. The exceptions stated in items (d) and (f) above do not apply in the case of an IRA. The exception stated in item (c) applies to an IRA without the requirement that there be a separation from service.

    Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a regular or SIMPLE IRA and the required distribution rules do not apply to Roth IRAs. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.


SEEK TAX ADVICE

    The above description of federal income tax consequences of the different types of qualified plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of qualified plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective contract owner considering adoption of a qualified plan and purchase of a contract in connection therewith should first consult a qualified tax advisor, with regard to the suitability of the contract as an investment vehicle for the qualified plan.

SALES OF VARIABLE ACCUMULATION CONTRACTS
--------------------------------------------------------------------------------
    Contracts may be purchased from registered representatives of WS Griffith Securities, Inc. (formerly known as W.S. Griffith & Co., Inc.) ("WSG"), located at One American Row, Hartford, Connecticut 06102. WSG is a New York corporation incorporated on August 7, 1970, licensed to sell Phoenix insurance policies as well as policies, annuity contracts and funds of companies affiliated with Phoenix. WSG is an indirect, wholly owned subsidiary of The Phoenix Companies, Inc., and is an affiliate of Phoenix. WSG is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 ("1934 Act") and is a member of the NASD. Phoenix Equity Planning Corporation ("PEPCO") serves as national distributor of the contracts. PEPCO is located at One American Row, Hartford, Connecticut 06102. PEPCO is also an indirect, wholly owned subsidiary of The Phoenix Companies and is an affiliate of Phoenix.


    Contracts may also be purchased through other broker-dealers registered under the 1934 Act whose representatives are authorized by applicable law to sell policies under terms of agreement provided by PEPCO.


    In addition to reimbursing PEPCO for its expenses, we pay PEPCO an amount equal to up to 7.25% of the payments made under the contract. PEPCO pays any qualified distribution organization an amount, which may not exceed 7.25% of the payments under the contract. We will pay any such amount paid with respect to contracts sold through other broker-dealers to or through PEPCO. The amounts paid are not deducted from the payments. Deductions for surrender charges (as described under "Deductions and Charges") may be used as reimbursement for commission payments.

SERVICING AGENT
--------------------------------------------------------------------------------
    The Phoenix Edge Series Fund reimburses Phoenix Life Insurance Company for various shareholder services provided by the Variable Product Operations area. The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The rate of reimbursement for 2004 is 0.08% of the fund's average daily net assets. The total administrative service fees paid by the fund for the last three fiscal years follows:

----------------------------------------------------------
    YEAR ENDED DECEMBER 31,              FEE PAID
----------------------------------------------------------
             2001                          N/A
----------------------------------------------------------
             2002                          N/A
----------------------------------------------------------
             2003                     $1.8 Million
------------------------------- --------------------------


STATE REGULATION
--------------------------------------------------------------------------------
    We are subject to the provisions of the New York insurance laws applicable to life insurance companies and to regulation and supervision by the New York Superintendent of Insurance. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which it does an insurance business.

    State regulation of Phoenix includes certain limitations on the investments that may be made for its General Account and separate accounts, including the Account. It does not include, however, any supervision over the investment policies of the Account.

REPORTS
--------------------------------------------------------------------------------
    Reports showing the contract value and containing the financial statements of the Account will be furnished to you at least annually.

VOTING RIGHTS
--------------------------------------------------------------------------------
    As stated before, all of the assets held in an available subaccount will be invested in shares of a corresponding series of the funds. We are the legal owner of those shares and as such has the right to vote to elect the Board of Trustees of the funds, to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholders' meeting. However, we intend to vote the shares of the funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from owners of the contracts.

    We currently intend to vote fund shares attributable to any of our assets and fund shares held in each subaccount for which no timely instructions from owners are received in the same proportion as those shares in that subaccount for which instructions are received. In the future, to the extent applicable federal securities laws or regulations permit us to vote some or all shares of the fund in its own right, we may elect to do so.

    Matters on which owners may give voting instructions include the following:
(1) election of the Board of Trustees of a fund; (2) ratification of the independent accountant for a fund; (3) approval or amendment of the investment advisory agreement for the series of the fund corresponding to the owner's selected subaccount(s); (4) any change in the fundamental investment policies or restrictions of each such series; and (5) any other matter requiring a vote of the shareholders of a fund. With respect to amendment of any investment advisory agreement or any change in a series' fundamental investment policy, owners participating in such series will vote separately on the matter.

    The number of votes that you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized. The number of votes for which you may give us instructions will be determined as of the record date for fund shareholders chosen by the Board of Trustees of a fund. We will furnish you with proper forms and proxies to enable you to give your instructions.

TEXAS OPTIONAL RETIREMENT PROGRAM
--------------------------------------------------------------------------------
    Participants in the Texas Optional Retirement Program may not receive the proceeds of a withdrawal from, or complete surrender of, a contract, or apply them to provide annuity payment options prior to retirement except in the case of termination of employment in the Texas public institutions of higher education, death or total disability. Such proceeds, however, may be used to fund another eligible retirement vehicle.

LEGAL MATTERS
--------------------------------------------------------------------------------

    Matthew A. Swendiman, Counsel, and Brian A. Giantonio, Vice President, Tax and ERISA Counsel, The Phoenix Companies, Inc., have provided advice on certain matters relating to the federal securities, state regulations and income tax laws in connection with the contracts described in this prospectus.

SAI TABLE OF CONTENTS
--------------------------------------------------------------------------------


    The SAI contains more specific information and financial statements relating to the Account and Phoenix. The Table of Contents of the SAI is set forth below:


>   Phoenix Life Insurance Company
>   Underwriter
>   Disruptive Trading and Market Timing
>   Performance History
>   Calculation of Yield and Return
>   Calculation of Annuity Payments
>   Experts
>   Separate Account Financial Statements
>   Company Financial Statements


    Contract owner inquiries and requests for an SAI should be directed, in writing, to our Annuity Operations Division, or by calling us at 800/541-0171.

APPENDIX A - INVESTMENT OPTIONS
--------------------------------------------------------------------------------

INVESTMENT TYPE


--------------------------------------------------------------------------------------------------------------------------------
                                                                                  Investment Type
                                                --------------------------------------------------------------------------------
                                                  Aggressive                                   Growth &
             Series                                 Growth        Conservative       Growth     Income     Income    Specialty
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                                                         |X|
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity                                                             |X|
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index                                              |X|
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value                                              |X|
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities                                                                            |X|
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth                                                        |X|
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth               |X|
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market                                           |X|
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income                                                                   |X|
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond                                                                |X|
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends                                                                   |X|
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value                                                  |X|
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select                                             |X|
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value                                                         |X|
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap                                                          |X|
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture                                                                          |X|
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value                                                              |X|
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value                                                      |X|
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock                                                     |X|
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust                                                                      |X|
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value                                                                                |X|
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30                                                                |X|
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)                                                   |X|
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income                                                               |X|
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation                                                            |X|
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity                                                          |X|
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value                                                           |X|
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value                                                          |X|
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value                                                        |X|
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                        |X|
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme                                                         |X|
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth                                         |X|
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                                     |X|
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                                           |X|
--------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                              |X|
--------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II                                                             |X|
--------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                                               |X|
--------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                                            |X|
--------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                                     |X|
--------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                                                   |X|
--------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                                                    |X|
--------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                                                      |X|
--------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                                       |X|
--------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                                                                          |X|
--------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                       |X|
--------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                                               |X|
--------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                |X|
--------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                                      |X|
--------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                                                                    |X|
--------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                          |X|
--------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                       |X|
--------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                          |X|
--------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                                          |X|
--------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISORS

---------------------------------------------------------------------------------------------------------------------------------
                                                                                 Advisors
                                            -------------------------------------------------------------------------------------
                                                                      Duff
                                             Phoenix     Phoenix    & Phelps                 Fred        Deutsche      Federated
                                            Investment   Variable   Investment    AIM        Alger        Asset        Investment
                                             Counsel,    Advisors,  Management  Advisors,  Management,  Management,    Management
      Series                                   Inc.        Inc.        Co.        Inc.        Inc.         Inc.         Company
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                 |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity                                  |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced
  Index                                                     |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein                                  |X|
  Growth + Value
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate                                        |X|
  Securities
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth                |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap               |X|
  Growth
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market                   |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed             |X|
  Income
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short             |X|
  Term Bond
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends                 |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality                |X|
  Value
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International                                |X|
  Equity Select
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value                              |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap                               |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture                          |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value                         |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value                           |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock                          |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust                                 |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value                                           |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30                                     |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)                        |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income             |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation          |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity                  |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global                            |X|
  Value
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap                           |X|
  Value
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap                         |X|
  Value
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                  |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme                 |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap                     |X|
  Growth
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                                 |X|
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                                       |X|
---------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                                     |X|
---------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
  Securities II                                                                                                           |X|
---------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                                                                        |X|
---------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio
---------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio
---------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund
---------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund
---------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund
---------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Jono Fund
---------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund
---------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund
---------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                                                                       |X|
---------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                                                           |X|
---------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Wanger International Select
---------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap
---------------------------------------------------------------------------------------------------------------------------------
Wanger Select
---------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies
---------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                Advisors
                                           -----------------------------------------------------------------------------------------
                                            Fidelity                Morgan
                                           Management  Franklin    Stanley            Templeton   Templeton   Templeton   Wanger
                                              and       Mutual    Investment  Rydex     Asset       Global   Investment    Asset
                                            Research   Advisers,  Management  Global  Management,  Advisors   Counsel,   Management,
       Series                                Company     LLC         Inc.    Advisors    Ltd.      Limited      Inc.        L.P.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced
  Index
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein
  Growth + Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
  Securities
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap
  Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed
  Income
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short
  Term Bond
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality
  Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International
  Equity Select
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global
  Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap
  Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap
  Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap
  Growth
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
  Securities II
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                   |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio            |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                                                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Jono Fund                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                      |X|
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                                                                                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                                                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                                                                |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                                                                                |X|
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT SUBADVISORS


------------------------------------------------------------------------------------------------------------------------------------
                                                                               Subadvisors
                                         -------------------------------------------------------------------------------------------
                                                                                         Kayne
                                                                                       Anderson
                                         Aberdeen            AIM          Alliance      Rudnik        Lazard        Lord,
                                           Fund            Capital        Capital      Investment      Asset        Abbett
                                         Managers,        Management,    Management,   Management,   Management,    & Co.
          Series                           Inc.              Inc.           L.P.          LLC           LLC          LLC
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International             |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced                                         |X|
  Index
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth +                                         |X|
  Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Core                                                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value                                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity                                                                     |X|
  Select
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value                                                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap                                                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture                                                                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value                                                                                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value                                                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value                                      |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap                                         |X|
  Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap
  Growth
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                             Subadvisors
                                         -------------------------------------------------------------------------------------------
                                                          Northern                              Seneca           State Street
                                           MFS              Trust           Engemann            Capital            Research &
                                         Investment      Investments,         Asset            Management,        Management
          Series                         Management         N.A.            Management           LLC                Company
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced
Index
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth +
  Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth                                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Core
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity
  Select
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock         |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust                |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)                        |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap
  Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme                                                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap
  Growth                                                                                                              |X|
------------------------------------------------------------------------------------------------------------------------------------

APPENDIX B - Glossary of Special Terms
--------------------------------------------------------------------------------
    The following is a list of terms and their meanings when used in this prospectus.


ACCOUNT VALUE: The value of all assets held in the Separate Account.


ACCUMULATION UNIT: A standard of measurement for each subaccount used to determine the value of a contract and the interest in the subaccounts prior to the maturity date and amounts held under Annuity Payment Option L.

ACCUMULATION UNIT VALUE: The value of one accumulation unit was set at $1.000 on the date assets were first allocated to each subaccount. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period just ended.

ANNUITANT(S)/JOINT ANNUITANT: There may be one or two annuitants. One is the primary annuitant and the other is considered to be the joint annuitant. Prior to the maturity date, the annuitants may be changed. However, there may be tax consequences.

ANNUITY PAYMENT OPTION: The provisions under which we make a series of annuity payments to the annuitant or other payee, such as Life Annuity with Ten Years Certain. See "Annuity Payment Options."

ANNUITY UNIT: A standard of measurement used in determining the amount of each periodic payment under the variable Annuity Payment Options I, J, K, M and N.

CLAIM DATE: The valuation date following receipt of a certified copy of the death certificate at our Annuity Operations Division.

CONTRACT DATE: The date that the initial premium payment is invested under a contract.

CONTRACT OWNER (OWNER, YOU, YOUR): Usually the person or entity to whom we issue the contract.

CONTRACT VALUE: Prior to the maturity date, the sum of all accumulation units held in the subaccounts of the Account and the value held in the GIA. For Tax-sheltered Annuity plans (as described in Internal Revenue Code (IRC) Section 403(b)) with loans, the contract value is the sum of all accumulation units held in the subaccounts of the Account and the value held in the GIA plus the value held in the Loan Security Account, and less any Loan Debt.

DEATH BENEFIT OPTIONS: The selected death benefit option determines the method of death benefit calculation upon death of the owner or if there are more than one owner, on the earliest death of any of the owners.

FIXED PAYMENT ANNUITY: An annuity payment option providing payments with a fixed dollar amount after the first payment is made.

GIA: An investment option under which premium amounts are guaranteed to earn a fixed rate of interest.

LOAN DEBT: Loan Debt is equal to the sum of the outstanding loan balance plus any accrued loan interest.

LOAN SECURITY ACCOUNT: The Loan Security Account is part of the general account and is the sole security for Tax-sheltered Annuity (as described in IRC Section 403(b)) loans. It is increased with all loan amounts taken and reduced by all repayments of loan principal.

MATURITY DATE: The date elected by the owner as to when annuity payments will begin. Unless we agree otherwise, the maturity date will not be any earlier than the fifth contract anniversary and no later than the younger annuitant's 95th birthday or ten years from the contract date. The election is subject to certain conditions described in "The Annuity Period." If more than one annuitant, the primary annuitant's age will be used to determine that maturity date.

MINIMUM GUARANTEED INTEREST RATE: The minimum interest rate credited to amounts held in the GIA. This rate will never be less than the statutory required minimum interest rate under applicable state insurance law.

MINIMUM INITIAL PAYMENT: The amount that you pay when you purchase a contract. We require minimum initial premium payments of:

> Nonqualified plans--$10,000
> Bank draft program--$50
> Qualified plans--$2,000

MINIMUM SUBSEQUENT PAYMENT: The least amount that you may pay when you make any subsequent premium payments, after the minimum initial payment (see above). The minimum subsequent payment for all contracts is $500 except for the bank draft program, which is $50.

NET ASSET VALUE: Net asset value of a series' shares is computed by dividing the value of the net assets of the series by the total number of series outstanding shares.

PAYMENT UPON DEATH: The obligation of Phoenix under a contract to make a payment on the death of the owner or annuitant anytime: (a) before the maturity date of a contract (see "Payment Upon Death Before Maturity Date") or (b) after the maturity date of a contract (see "Payment Upon Death After Maturity Date").

PHOENIX (OUR, US, WE, COMPANY): Phoenix Life Insurance Company.

SERIES: A separate investment portfolio of a fund.

VALUATION DATE: A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading and Phoenix is open for business.

VARIABLE PAYMENT ANNUITY: An annuity payment option providing payments that vary with the investment experience of the subaccounts.

APPENDIX C - DEDUCTIONS FOR TAXES - QUALIFIED AND NONQUALIFIED ANNUITY CONTRACTS
--------------------------------------------------------------------------------

                                                               UPON              UPON
STATE                                                     PREMIUM PAYMENT    ANNUITIZATION        NONQUALIFIED       QUALIFIED
-----                                                     ---------------    -------------        ------------       ---------
California ..........................................                             X                   2.35%            0.50%

Maine................................................           X                                     2.00*

Nevada...............................................                             X                   3.50

South Dakota.........................................           X                                     1.25**

West Virginia........................................                             X                   1.00             1.00

Wyoming..............................................                             X                   1.00

Commonwealth of Puerto Rico..........................                             X                   1.00             1.00


NOTE: The above tax deduction rates are as of January 1, 2004. No tax deductions are made for states not listed above. However, tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, we reserve the right to deduct tax when necessary to reflect changes in state tax laws or interpretation.

For a more detailed explanation of the assessment of Taxes, see "Description of Fees - Tax."

----------------------

* Maine changed its tax laws affecting annuities in 2003 retroactive to January 1, 1999. Under the revised statute, annuity premium payments are taxed upon premium payment for payments received on or after January 1, 1999.

** South Dakota law provides a lower rate of .8% that applies to premium payments received in excess of $500,000 in a single calendar year.

APPENDIX D - Financial Highlights
--------------------------------------------------------------------------------
    The following tables give the historical unit values for a single share of each of the available subaccounts. More information can be obtained in the Statement of Additional Information ("SAI"). You may obtain a copy of the SAI free of charge by calling us at 800/541-0171 or by writing to:

                  Phoenix Life Insurance Company
                  Annuity Operations Division
                  PO Box 8027
                  Boston, MA 02266-8027

DEATH BENEFIT OPTION 1 CONTRACTS


                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
PHOENIX-ABERDEEN INTERNATIONAL
====================================================================================================================================
         From 6/12/02* to 12/31/02                                         $1.000                $0.865                  1
         From 1/1/03 to 12/31/03                                           $0.865                $1.128                 23

PHOENIX-AIM MID-CAP EQUITY
====================================================================================================================================
         From 7/1/02* to 12/31/02                                          $1.000                $0.863                  2
         From 1/1/03 to 12/31/03                                           $0.863                $1.094                  7

PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX
====================================================================================================================================
         From 7/1/02* to 12/31/02                                          $1.000                $0.768                  3
         From 1/1/03 to 12/31/03                                           $0.768                $0.958                 13

PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE
====================================================================================================================================
         From 8/1/02* to 12/31/02                                          $1.000                $0.776                  3
         From 1/1/03 to 12/31/03                                           $0.776                $0.967                 23

PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES
====================================================================================================================================
         From 7/1/02* to 12/31/02                                          $1.000                $1.078                 15
         From 1/1/03 to 12/31/03                                           $1.078                $1.474                 68

PHOENIX-ENGEMANN CAPITAL GROWTH
====================================================================================================================================
         From 6/12/02* to 12/31/02                                         $1.000                $0.784                 15
         From 1/1/03 to 12/31/03                                           $0.784                $0.981                 41

PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH
====================================================================================================================================
         From 9/3/02* to 12/31/02                                          $1.000                $0.780                  7
         From 1/1/03 to 12/31/03                                           $0.780                $1.129                 34

PHOENIX-GOODWIN MONEY MARKET
====================================================================================================================================
         From 7/1/02* to 12/31/02                                          $1.000                $1.002                 45
         From 1/1/03 to 12/31/03                                           $1.002                $0.998                 36

PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME
====================================================================================================================================
         From 6/14/02* to 12/31/02                                         $1.000                $1.075                 20
         From 1/1/03 to 12/31/03                                           $1.075                $1.218                164

PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND
====================================================================================================================================
         From 10/16/03* to 12/31/03                                        $1.000                $1.023                 12

PHOENIX-KAYNE RISING DIVIDENDS
====================================================================================================================================
         From 10/1/02* to 12/31/02                                         $1.000                $0.961                  1
         From 1/1/03 to 12/31/03                                           $0.961                $1.132                 27


* Date subaccount began operations.

                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
PHOENIX-KAYNE SMALL-CAP QUALITY VALUE
====================================================================================================================================

PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT
====================================================================================================================================
         From 11/29/02* to 12/31/02                                        $1.000                $0.954                 11
         From 1/1/03 to 12/31/03                                           $0.954                $1.224                 66

PHOENIX-LAZARD SMALL-CAP VALUE
====================================================================================================================================
         From 12/26/03* to 12/31/03                                        $1.000                $1.339                  7

PHOENIX-LAZARD U.S. MULTI-CAP
====================================================================================================================================
         From 6/9/03* to 12/31/03                                          $1.000                $1.275                 .1

PHOENIX-LORD ABBETT BOND-DEBENTURE
====================================================================================================================================
         From 10/1/02* to 12/31/02                                         $1.000                $1.059                  3
         From 1/1/03 to 12/31/03                                           $1.059                $1.233                 34

PHOENIX-LORD ABBETT LARGE-CAP VALUE
====================================================================================================================================
         From 10/1/02* to 12/31/02                                         $1.000                $0.988                  9
         From 1/1/03 to 12/31/03                                           $0.988                $1.273                 76

PHOENIX-LORD ABBETT MID-CAP VALUE
====================================================================================================================================
         From 10/1/02* to 12/31/02                                         $1.000                $0.996                  3
         From 1/1/03 to 12/31/03                                           $0.966                $1.226                 15

PHOENIX-MFS INVESTORS GROWTH STOCK
====================================================================================================================================
         From 9/3/02* to 12/31/02                                          $1.000                $0.732                  9
         From 1/1/03 to 12/31/03                                           $0.732                $0.875                 41

PHOENIX-MFS INVESTORS TRUST
====================================================================================================================================
         From 7/1/02* to 12/31/02                                          $1.000                $0.792                  8
         From 1/1/03 to 12/31/03                                           $0.792                $0.960                 28

PHOENIX-MFS VALUE
====================================================================================================================================
         From 7/1/02* to 12/31/02                                          $1.000                $0.838                  6
         From 1/1/03 to 12/31/03                                           $0.838                $1.035                 71

PHOENIX-NORTHERN DOW 30
====================================================================================================================================
         From 7/1/02* to 12/31/02                                          $1.000                $0.807                 10
         From 1/1/03 to 12/31/03                                           $0.807                $1.017                 67

PHOENIX-NORTHERN NASDAQ-100 INDEX(R)
====================================================================================================================================
         From 6/4/03* to 12/31/03                                          $1.000                $1.001                 22

PHOENIX-OAKHURST GROWTH AND INCOME
====================================================================================================================================
         From 7/1/02* to 12/31/02                                          $1.000                $0.778                 20
         From 1/1/03 to 12/31/03                                           $0.778                $0.981                 88

PHOENIX-OAKHURST STRATEGIC ALLOCATION
====================================================================================================================================
         From 6/12/02* to 12/31/02                                         $1.000                $0.897                 12
         From 1/1/03 to 12/31/03                                           $0.897                $1.064                 23

PHOENIX-OAKHURST VALUE EQUITY
====================================================================================================================================
         From 8/1/02* to 12/31/02                                          $1.000                $0.791                 23
         From 1/1/03 to 12/31/03                                           $0.791                $0.969                 95


* Date subaccount began operations.

                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE
====================================================================================================================================

         From 7/1/02* to 12/31/02                                          $1.000                $0.844                  3
         From 1/1/03 to 12/31/03                                           $0.844                $1.108                 26

PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE
====================================================================================================================================
         From 6/24/02* to 12/31/02                                         $1.000                $0.855                 10
         From 1/1/03 to 12/31/03                                           $0.855                $1.192                 54

PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE
====================================================================================================================================
         From 6/24/02* to 12/31/02                                         $1.000                $0.861                 14
         From 1/1/03 to 12/31/03                                           $0.861                $1.225                 50

PHOENIX-SENECA MID-CAP GROWTH
====================================================================================================================================
         From 9/10/02* to 12/31/02                                         $1.000                $0.690                  2
         From 1/1/03 to 12/31/03                                           $0.690                $0.879                  3

PHOENIX-SENECA STRATEGIC THEME
=================================================================== ===================== ===================== ====================
         From 11/1/02* to 12/31/02                                         $1.000                $0.692                  3
         From 1/1/03 to 12/31/03                                           $0.692                $0.939                  9

PHOENIX-STATE STREET RESEARCH SMALL-CAP GROWTH
====================================================================================================================================
         From 10/1/02* to 12/31/02                                         $1.000                $1.004                  1
         From 1/1/03 to 12/31/03                                           $1.004                $1.523                 16

AIM V.I. CAPITAL APPRECIATION FUND
====================================================================================================================================
         From 9/3/02* to 12/31/02                                          $1.000                $0.774                  7
         From 1/1/03 to 12/31/03                                           $0.774                $0.992                 50

AIM V.I. PREMIER EQUITY FUND
====================================================================================================================================
         From 8/1/02* to 12/31/02                                          $1.000                $0.733                  1
         From 1/1/03 to 12/31/03                                           $0.773                $0.906                  6

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
====================================================================================================================================
         From 6/14/02* to 12/31/02                                         $1.000                $0.702                  9
         From 1/1/03 to 12/31/03                                           $0.702                $0.936                 55

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
====================================================================================================================================
         From 7/1/02* to 12/31/02                                          $1.000                $1.065                176
         From 1/1/03 to 12/31/03                                           $1.065               $1.0778                681

FEDERATED HIGH INCOME BOND FUND II
====================================================================================================================================
         From 9/3/02* to 12/31/02                                          $1.000                $0.998                 12
         From 1/1/03 to 12/31/03                                           $0.998                $1.206                 90

VIP CONTRAFUND(R) PORTFOLIO
====================================================================================================================================
         From 7/1/02* to 12/31/02                                          $1.000                $0.891                 13
         From 1/1/03 to 12/31/03                                           $0.891                $1.132                 73

VIP GROWTH OPPORTUNITIES PORTFOLIO
====================================================================================================================================
         From 7/8/03* to 12/31/03                                          $1.000                $1.011                  4

VIP GROWTH PORTFOLIO
====================================================================================================================================
         From 7/1/02* to 12/31/02                                          $1.000                $0.710                 20
         From 1/1/03 to 12/31/03                                           $0.710                $0.932                174


* Date subaccount began operations.

                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
MUTUAL SHARES SECURITIES FUND
====================================================================================================================================
         From 7/1/02* to 12/31/02                                          $1.000                $0.871                  2
         From 1/1/03 to 12/31/03                                           $0.871                $1.078                 51

TEMPLETON FOREIGN SECURITIES FUND
====================================================================================================================================
         From 9/10/02* to 12/31/02                                         $1.000                $0.829                 18
         From 1/1/03 to 12/31/03                                           $0.829                $1.084                 88

TEMPLETON GROWTH SECURITIES FUND
====================================================================================================================================
         From 7/1/02* to 12/31/02                                          $1.000                $0.810                  3
         From 1/1/03 to 12/31/03                                           $0.810                $1.058                 74

RYDEX VARIABLE TRUST JUNO FUND
====================================================================================================================================

RYDEX VARIABLE TRUST NOVA FUND
====================================================================================================================================

RYDEX VARIABLE TRUST SECTOR ROTATION FUND
====================================================================================================================================
         From 12/3/03* to 12/31/03                                         $1.000                $1.154                  2

SCUDDER VIT EAFE(R) EQUITY INDEX FUND
====================================================================================================================================
         From 11/29/02* to 12/31/02                                        $1.000                $0.813                  3
         From 1/1/03 to 12/31/03                                           $0.813                $1.072                 22

SCUDDER VIT EQUITY 500 INDEX FUND
====================================================================================================================================
         From 7/1/02* to 12/31/02                                          $1.000                $0.780                  7
         From 1/1/03 to 12/31/03                                           $0.780                $0.988                 66

TECHNOLOGY PORTFOLIO
====================================================================================================================================
         From 4/2/03* to 12/31/03                                          $1.000                $0.862                  6

WANGER INTERNATIONAL SELECT
====================================================================================================================================
         From 8/1/02* to 12/31/02                                          $1.000                $0.890                  1
         From 1/1/03 to 12/31/03                                           $0.890                $1.243                  6

WANGER INTERNATIONAL SMALL CAP
====================================================================================================================================
         From 6/12/02* to 12/31/02                                         $1.000                $0.877                 21
         From 1/1/03 to 12/31/03                                           $0.877                $1.292                 56

WANGER SELECT
====================================================================================================================================
         From 8/1/02* to 12/31/02                                          $1.000                $0.942                  1
         From 1/1/03 to 12/31/03                                           $0.942                $1.218                 15

WANGER U.S. SMALLER COMPANIES
====================================================================================================================================
         From 6/12/02* to 12/31/02                                         $1.000                $0.839                 26
         From 1/1/03 to 12/31/03                                           $0.839                $1.188                 96

----------------------------------------------------------------------------------------------------------------------------------


* Date subaccount began operations.

DEATH BENEFIT OPTION 2 CONTRACTS


                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
PHOENIX-ABERDEEN INTERNATIONAL
====================================================================================================================================
         From 7/1/02* to 12/31/02                                          $1.000                $0.864                 48
         From 1/1/03 to 12/31/03                                           $0.864                $1.124                 98

PHOENIX-AIM MID-CAP EQUITY
====================================================================================================================================
         From 5/20/02* to 12/31/02                                         $1.000                $0.861                 27
         From 1/1/03 to 12/31/03                                           $0.861                $1.090                 59

PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX
====================================================================================================================================
         From 10/15/02* to 12/31/02                                        $1.000                $0.767                 29
         From 1/1/03 to 12/31/03                                           $0.767                $0.956                 59

PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE
====================================================================================================================================
         From 5/20/02* to 12/31/02                                         $1.000                $0.775                 61
         From 1/1/03 to 12/31/03                                           $0.775                $0.965                132

PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES
====================================================================================================================================
         From 7/1/02* to 12/31/02                                          $1.000                $1.077                157
         From 1/1/03 to 12/31/03                                           $1.077                $1.470                218

PHOENIX-ENGEMANN CAPITAL GROWTH
====================================================================================================================================
         From 6/17/02* to 12/31/02                                         $1.000                $0.783                 81
         From 1/1/03 to 12/31/03                                           $0.783                $0.979                408

PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH
====================================================================================================================================
         From 7/29/02* to 12/31/02                                         $1.000                $0.779                  3
         From 1/1/03 to 12/31/03                                           $0.779                $1.126                 50

PHOENIX-GOODWIN MONEY MARKET
====================================================================================================================================
         From 7/15/02* to 12/31/02                                         $1.000                $1.001                279
         From 1/1/03 to 12/31/03                                           $1.001                $0.995                364

PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME
====================================================================================================================================
         From 7/1/02* to 12/31/02                                          $1.000                $1.073                116
         From 1/1/03 to 12/31/03                                           $1.073                $1.214                262

PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND
====================================================================================================================================
         From 8/7/03* to 12/31/03                                          $1.000                $1.022                  6

PHOENIX-KAYNE RISING DIVIDENDS
====================================================================================================================================
         From 3/6/03* to 12/31/03                                          $1.000                $1.130                 60

PHOENIX-KAYNE SMALL-CAP QUALITY VALUE
====================================================================================================================================

PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT
====================================================================================================================================
         From 9/5/02* to 12/31/02                                          $1.000                $0.953                 34
         From 1/1/03 to 12/31/03                                           $0.953                $1.222                131

PHOENIX-LAZARD SMALL-CAP VALUE
====================================================================================================================================
         From 9/2/03* to 12/31/03                                          $1.000                $1.337                 21


* Date subaccount began operations.

                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
PHOENIX-LAZARD U.S. MULTI-CAP
====================================================================================================================================

PHOENIX-LORD ABBETT BOND-DEBENTURE
====================================================================================================================================
         From 1/8/03* to 12/31/03                                          $1.000                $1.231                 70

PHOENIX-LORD ABBETT LARGE-CAP VALUE
====================================================================================================================================
         From 9/5/02* to 12/31/02                                          $1.000                $0.988                 22
         From 1/1/03 to 12/31/03                                           $0.779                $1.126                 50

PHOENIX-LORD ABBETT MID-CAP VALUE
====================================================================================================================================
         From 1/1/03 to 12/31/03                                           $1.000                $1.224                 11

PHOENIX-MFS INVESTORS GROWTH STOCK
====================================================================================================================================
         From 1/1/03 to 12/31/03                                           $0.731                $0.873                 135

PHOENIX-MFS INVESTORS TRUST
====================================================================================================================================
         From 8/1/02* to 12/31/02                                          $1.000                $0.791                  1
         From 1/1/03 to 12/31/03                                           $0.791                $0.958                 30

PHOENIX-MFS VALUE
====================================================================================================================================
         From 9/3/02* to 12/31/02                                          $1.000                $0.837                 23
         From 1/1/03 to 12/31/03                                           $0.837                $1.032                 89

PHOENIX-NORTHERN DOW 30
====================================================================================================================================
         From 7/3/02* to 12/31/02                                          $1.000                $0.806                 74
         From 1/1/03 to 12/31/03                                           $0.806                $1.014                 95

PHOENIX-NORTHERN NASDAQ-100 INDEX(R)
====================================================================================================================================
         From 7/31/02* to 12/31/02                                         $1.000                $0.679                138
         From 1/1/03 to 12/31/03                                           $0.679                $0.998                258

PHOENIX-OAKHURST GROWTH AND INCOME
====================================================================================================================================
         From 6/17/02* to 12/31/02                                         $1.000                $0.777                 51
         From 1/1/03 to 12/31/03                                           $0.777                $0.978                208

PHOENIX-OAKHURST STRATEGIC ALLOCATION
====================================================================================================================================
         From 5/20/02* to 12/31/02                                         $1.000                $0.896                190
         From 1/1/03 to 12/31/03                                           $0.896                $1.061                380

PHOENIX-OAKHURST VALUE EQUITY
====================================================================================================================================
         From 7/1/02* to 12/31/02                                          $1.000                $0.790                 90
         From 1/1/03 to 12/31/03                                           $0.790                $0.967                269

PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE
====================================================================================================================================
         From 1/2/03* to 12/31/03                                          $1.000                $1.105                 21

PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE
====================================================================================================================================
         From 6/17/02* to 12/31/02                                         $1.000                $0.854                112
         From 1/1/03 to 12/31/03                                           $0.854                $1.189                253

PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE
====================================================================================================================================
         From 6/20/02* to 12/31/02                                         $1.000                $0.860                 40
         From 1/1/03 to 12/31/03                                           $0.860                $1.221                157


* Date subaccount began operations.

                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
PHOENIX-SENECA MID-CAP GROWTH
====================================================================================================================================
         From 6/17/02* to 12/31/02                                         $1.000                $0.689                 38
         From 1/1/03 to 12/31/03                                           $0.689                $0.876                 98

PHOENIX-SENECA STRATEGIC THEME
====================================================================================================================================
         From 7/1/02* to 12/31/02                                          $1.000                $0.691                 48
         From 1/1/03 to 12/31/03                                           $0.691                $0.936                 103

PHOENIX-STATE STREET RESEARCH SMALL-CAP GROWTH
====================================================================================================================================
         From 9/5/02* to 12/31/02                                          $1.000                $1.004                  6
         From 1/1/03 to 12/31/03                                           $1.004                $1.520                 10

AIM V.I. CAPITAL APPRECIATION FUND
====================================================================================================================================
         From 9/5/02* to 12/31/02                                          $1.000                $0.773                 35
         From 1/1/03 to 12/31/03                                           $0.773                $0.989                150

AIM V.I. PREMIER EQUITY FUND
====================================================================================================================================
         From 8/19/02* to 12/31/02                                         $1.000                $0.732                 11
         From 1/1/03 to 12/31/03                                           $0.732                $0.904                 51

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
====================================================================================================================================
         From 7/1/02* to 12/31/02                                          $1.000                $0.701                  54
         From 1/1/03 to 12/31/03                                           $0.701                $0.933                  81

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
====================================================================================================================================
         From 7/1/02* to 12/31/02                                          $1.000                $1.063                230
         From 1/1/03 to 12/31/03                                           $1.063                $1.075                760

FEDERATED HIGH INCOME BOND FUND II
====================================================================================================================================
         From 7/1/02* to 12/31/02                                          $1.000                $0.997                 65
         From 1/1/03 to 12/31/03                                           $0.997                $1.203                117

VIP CONTRAFUND(R) PORTFOLIO
====================================================================================================================================
         From 8/1/02* to 12/31/02                                          $1.000                $0.890                 28
         From 1/1/03 to 12/31/03                                           $0.890                $1.128                115

VIP GROWTH OPPORTUNITIES PORTFOLIO
====================================================================================================================================
         From 7/29/02* to 12/31/02                                         $1.000                $0.788                  1
         From 1/1/03 to 12/31/03                                           $0.788                $1.008                  1

VIP GROWTH PORTFOLIO
====================================================================================================================================
         From 8/23/02* to 12/31/02                                         $1.000                $0.709                 55
         From 1/1/03 to 12/31/03                                           $0.709                $0.930                148

MUTUAL SHARES SECURITIES FUND
====================================================================================================================================
         From 7/1/02* to 12/31/02                                          $1.000                $0.870                 19
         From 1/1/03 to 12/31/03                                           $0.870                $1.075                 90

TEMPLETON FOREIGN SECURITIES FUND
====================================================================================================================================
         From 7/26/02* to 12/31/02                                         $1.000                $0.828                 66
         From 1/1/03 to 12/31/03                                           $0.828                $1.082                183

TEMPLETON GROWTH SECURITIES FUND
====================================================================================================================================
         From 7/1/02* to 12/31/02                                          $1.000                $0.809                 17
         From 1/1/03 to 12/31/03                                           $0.809                $1.055                 44


* Date subaccount began operations.

                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST JUNO FUND
====================================================================================================================================
         From 7/11/03* to 12/31/03                                         $1.000                $1.052                141

RYDEX VARIABLE TRUST NOVA FUND
====================================================================================================================================

RYDEX VARIABLE TRUST SECTOR ROTATION FUND
====================================================================================================================================

SCUDDER VIT EAFE(R) EQUITY INDEX FUND
====================================================================================================================================
         From 7/15/03* to 12/31/03                                         $1.000                $1.069                 14

SCUDDER VIT EQUITY 500 INDEX FUND
====================================================================================================================================
         From 7/31/02* to 12/31/02                                         $1.000                $0.778                 82
         From 1/1/03 to 12/31/03                                           $0.778                $0.985                369

TECHNOLOGY PORTFOLIO
====================================================================================================================================
         From 7/2/02* to 12/31/02                                          $1.000                $0.589                 52
         From 1/1/03 to 12/31/03                                           $0.589                $0.859                 96

WANGER INTERNATIONAL SELECT
====================================================================================================================================
         From 7/1/02* to 12/31/02                                          $1.000                $0.889                  4
         From 1/1/03 to 12/31/03                                           $0.889                $1.239                 12

WANGER INTERNATIONAL SMALL CAP
====================================================================================================================================
         From 6/17/02* to 12/31/02                                         $1.000                $0.877                 64
         From 1/1/03 to 12/31/03                                           $0.877                $1.289                126

WANGER SELECT
====================================================================================================================================
         From 7/11/03* to 12/31/03                                         $1.000                $1.214                 15

WANGER U.S. SMALLER COMPANIES
====================================================================================================================================
         From 5/20/02* to 12/31/02                                         $1.000                $0.838                151
         From 1/1/03 to 12/31/03                                           $0.838                $1.185                311


* Date subaccount began operations.

DEATH BENEFIT OPTION 3 CONTRACTS


                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES
====================================================================================================================================
         From 12/24/03* to 12/31/03                                        $1.000                $1.219                  3

PHOENIX-LORD ABBETT LARGE-CAP VALUE SERIES
====================================================================================================================================
         From 12/24/03* to 12/31/03                                        $1.000                $1.267                  3

PHOENIX-MFS INVESTORS GROWTH STOCK SERIES
====================================================================================================================================
         From 12/24/03* to 12/31/03                                        $1.000                $0.870                  2

PHOENIX-OAKHURST GROWTH AND INCOME SERIES
====================================================================================================================================
         From 12/24/03* to 12/31/03                                        $1.000                $0.976                  2

PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES
====================================================================================================================================
         From 12/24/03* to 12/31/03                                        $1.000                $1.058                  2

AIM V.I. CAPITAL APPRECIATION FUND
====================================================================================================================================
         From 12/24/03* to 12/31/03                                        $1.000                $0.987                  1

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
====================================================================================================================================
         From 12/24/03* to 12/31/03                                        $1.000                $1.072                  7

VIP GROWTH PORTFOLIO
====================================================================================================================================
         From 12/24/03* to 12/31/03                                        $1.000                $0.927                  2

WANGER INTERNATIONAL SMALL CAP
====================================================================================================================================
         From 12/24/03* to 12/31/03                                        $1.000                $1.285                 .9

* Date subaccount began operations.

                                     PART B

                    VERSION B IS NOT AFFECTED BY THIS FILING

                                                                     [VERSION A]

                                    BIG EDGE
                              THE BIG EDGE PLUS(R)
                             GROUP STRATEGIC EDGE(R)
                       THE BIG EDGE CHOICE(R) FOR NEW YORK


                         PHOENIX LIFE INSURANCE COMPANY
         PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT ("SEPARATE ACCOUNT")
                 VARIABLE ACCUMULATION DEFERRED ANNUITY CONTRACT


                       STATEMENT OF ADDITIONAL INFORMATION


HOME OFFICE:                                      PHOENIX LIFE INSURANCE COMPANY
One American Row                                     ANNUITY OPERATIONS DIVISION
Hartford, Connecticut 06102                                          PO Box 8027
                                                Boston, Massachusetts 02266-8027

                                   May 1, 2004

This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the prospectus, dated May 1, 2004. You may obtain a copy of the prospectus without charge by contacting Phoenix Life Insurance Company ("Phoenix") at the above address or by calling 800/541-0171.


                                TABLE OF CONTENTS


                                                                                            PAGE
                                                                                            ----
Phoenix Life Insurance Company..........................................................       2
Underwriter.............................................................................       2
Disruptive Trading and Market timing....................................................       2
Performance History.....................................................................       3
Calculation of Yield and Return.........................................................      12
Calculation of Annuity Payments ........................................................      13
Experts ................................................................................      14
Separate Account Financial Statements...................................................    SA-1
Company Financial Statements............................................................     F-1

PHOENIX LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

    On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company incorporated on May 1, 1851, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company ("Phoenix"). As part of the demutualization, Phoenix became a wholly owned subsidiary of The Phoenix Companies, Inc., a newly formed, publicly traded Delaware corporation. Our executive and administrative office is at One American Row, Hartford, Connecticut, 06102-5056. Our New York principal office is at 10 Krey Boulevard, East Greenbush, New York 12144. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.


UNDERWRITER
--------------------------------------------------------------------------------
    Phoenix Equity Planning Corporation ("PEPCO"), an indirect, wholly owned subsidiary of The Phoenix Companies, as underwriter, offers these contracts on a continuous basis. PEPCO is not compensated for any underwriting commissions. All underwriting commission costs are borne directly by Phoenix.


DISRUPTIVE TRADING AND MARKET TIMING
--------------------------------------------------------------------------------
    The following disclosure is intended to supplement the disclosure in the Contract prospectus.

    Frequent transfers, programmed transfers, transfers into and then out of a subaccount in a short period of time, and transfers of large amounts at one time ("Disruptive Trading") can have harmful effects for other Contract owners. To protect our Contract owners and the underlying funds from Disruptive Trading, we have adopted certain market timing policies and procedures.

    Under our market timing policy, we could modify your transfer privileges for some or all of the subaccounts. Modifications include, but are not limited to: not accepting a transfer request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be transferred into or out of any subaccount at any one time. Unless prohibited by the terms of the Contract, we may (but are not obligated to):

o limit the dollar amount and frequency of transfers (e.g., prohibit more than one transfer a week, or more than two a month, etc.),

o restrict the method of making a transfer (e.g., require that all transfers into a particular subaccount be sent to our Service Center by first class U.S. mail and rescind telephone or fax transfer privileges),

o require a holding period for some subaccounts (e.g., prohibit transfers into a particular subaccount within a specified period of time after a transfer out of that subaccount),

o impose redemption fees on short-term trading (or implement and administer redemption fees imposed by one or more of the underlying funds), or

o   impose other limitations or restrictions.

    Currently we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency of a Contract owner's transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other Contracts owned by or under the control or influence of the same individual or entity. We currently review transfer activity on a weekly basis. We also consider any concerns brought to our attention by the managers of the underlying funds. We may change our monitoring procedures at any time without notice.

    Currently we attempt to deter Disruptive Trading by monitoring a Contract owner's transfer activity. If a Contract owner's transfer request exceeds the transfer parameters, we send the owner a warning letter. Then, if at any time thereafter the owner's transfer activity exceeds the transfer parameters, we will revoke the Contract owner's right to make Internet, phone and fax transfers. This would mean that thereafter the Contract owner could make transfers only through the U.S. mail or by other physical delivery of a written transfer request with an original signature of the Contract owner(s). We will notify Contract owners in writing (by mail to their address of record on file with us) if we revoke their Internet, phone or fax transfer privileges.

    We do not include transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Rebalancing or other similar programs when applying our market timing policy.

    We have adopted these policies and procedures as a prophylactic measure to protect all Contract owners from the potential affects of Disruptive Trading, while also abiding by any rights that Contract owners may have to make transfers and providing reasonable and convenient methods of making transfers that do not have the potential to harm other Contract owners.

    We currently do not make any exceptions to the policies and procedures discussed above to detect and deter Disruptive Trading. We may reinstate Internet, telephone and fax transfer privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.

    We cannot guarantee that our monitoring will be 100% successful in detecting all transfer activity that exceeds the parameters discussed above (and we do not guarantee that these are appropriate transfer parameters to prevent Disruptive Trading). We cannot guarantee that revoking a Contract owner's Internet, telephone and fax transfer privileges will successfully deter all Disruptive Trading. In addition, some of the underlying funds are available to insurance companies other than Phoenix and we do not know whether those other insurance companies have adopted any policies and procedures to detect and deter Disruptive Trading, or if so what those policies and procedures might be.

    We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of underlying fund shares are subject to acceptance by the relevant fund. We reserve the right to reject, without prior notice, any transfer request into any subaccount if the purchase of shares in the corresponding underlying fund is not accepted for any reason.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------

    From time to time, the Separate Account may include the performance history of any or all subaccounts in advertisements, sales literature or reports. PERFORMANCE INFORMATION ABOUT EACH SUBACCOUNT IS BASED ON PAST PERFORMANCE ONLY AND IS NOT AN INDICATION OF FUTURE PERFORMANCE. Performance information may be expressed as yield and effective yield of the Phoenix-Goodwin Money Market subaccount, as yield of the Phoenix-Goodwin Multi-Sector Fixed Income subaccount and as total return of any subaccount. For the Phoenix-Goodwin Multi-Sector Fixed Income subaccount, quotations of yield will be based on all investment income per unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing the net investment income by the maximum offering price per unit on the last day of the period.


    When a subaccount advertises its total return, it usually will be calculated for one year, five years and ten years or since inception if the subaccount has not been in existence for at least ten years. Total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract charges except for premium taxes (which vary by state) at the beginning of the relevant period.


    For those subaccounts within the Separate Account that have not been available for one of the quoted periods, the standardized average annual total return quotations may show the investment performance such subaccount would have achieved (reduced by the applicable charges) had it been available to invest in shares of the fund for the period quoted.

                                    BIG EDGE

       AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2003

----------------------------------------------------------------------------------------------------------------------
                                                              Inception                                      Since
                        Subaccount                              Date*      1 Year   5 Years    10 Years    Inception
----------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                           5/1/90     23.33%    -2.96%      4.48%        5.12%
----------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                             10/29/01     19.89%      N/A        N/A         5.93%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series               7/14/97     18.05%    -3.76%       N/A         2.13%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value Series              10/29/01     17.89%      N/A        N/A        -2.77%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series             5/1/95     29.33%    16.02%       N/A        13.96%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                        12/31/82     18.30%    -9.35%      3.40%       10.96%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series                 8/15/00     36.97%      N/A        N/A       -14.14%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                            10/8/82     -5.87%     1.77%      2.96%        4.46%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series              12/31/82     7.14%      6.84%      6.48%        8.47%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                          8/12/02     11.37%      N/A        N/A         5.07%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                   8/12/02     12.48%      N/A        N/A         9.32%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series              8/12/02     21.41%      N/A        N/A        11.16%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                          8/12/02     29.96%      N/A        N/A        18.60%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series                           8/12/02     20.44%      N/A        N/A        14.44%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series                      8/12/02     10.12%      N/A        N/A        11.76%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series                     8/12/02     21.81%      N/A        N/A        14.32%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                       8/12/02     16.40%      N/A        N/A        11.28%
----------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series                     12/20/99     12.99%      N/A        N/A       -13.38%
----------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series                            10/29/01     14.62%      N/A        N/A        -2.72%
----------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value Series                                      10/29/01     16.76%      N/A        N/A         2.66%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                12/20/99     19.15%      N/A        N/A        -2.20%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                    8/15/00     39.24%      N/A        N/A       -26.08%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series                       3/2/98     19.21%    -1.71%       N/A         1.61%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series                   9/17/84     12.10%     2.28%      7.20%        9.89%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity Series                            3/2/98     15.85%     3.87%       N/A         5.00%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series                 11/20/00     24.20%      N/A        N/A         0.83%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                  3/2/98     31.86%     9.04%       N/A         5.30%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series              11/20/00     34.57%      N/A        N/A        14.12%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                            3/2/98     20.49%    -0.05%       N/A         3.27%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                          1/29/96     28.39%    -3.82%       N/A         5.48%
----------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth Series          8/12/02     43.49%      N/A        N/A        30.16%
----------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                             3/30/01     21.14%      N/A        N/A        -4.40%
----------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                   3/30/01     16.98%      N/A        N/A        -7.91%
----------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                       6/5/00     26.01%      N/A        N/A       -16.27%
----------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II               7/15/99     -4.30%      N/A        N/A         4.70%
----------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                             7/15/99     14.30%      N/A        N/A         0.86%
----------------------------------------------------------------------------------------------------------------------
VIP Fidelity Contrafund(R) Portfolio                            6/5/00     20.04%      N/A        N/A        -3.37%
----------------------------------------------------------------------------------------------------------------------
VIP Fidelity Growth Opportunities Portfolio                     6/5/00     21.27%      N/A        N/A       -10.03%
----------------------------------------------------------------------------------------------------------------------
VIP Fidelity Growth Portfolio                                   6/5/00     24.19%      N/A        N/A       -13.11%
----------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                  11/2/98     17.04%     6.13%       N/A         6.42%
----------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund                   9/27/96     43.12%     6.27%       N/A        -3.86%
----------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                              5/11/92     23.66%     0.15%      5.19%        7.16%
----------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                        11/28/88     23.42%     5.24%      7.89%        8.97%
----------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                               11/3/88     23.59%     6.36%      8.22%        9.23%
----------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                       6/2/03      N/A        N/A        N/A         9.22%
----------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                          7/15/99     24.73%      N/A        N/A        -7.24%
----------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                             10/29/01     19.86%      N/A        N/A        -0.56%
----------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                          12/20/99     38.23%      N/A        N/A       -26.44%
----------------------------------------------------------------------------------------------------------------------
Wanger International Select                                     2/1/99     32.11%      N/A        N/A         7.97%
----------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                  5/1/95     39.25%     8.91%       N/A        13.77%
----------------------------------------------------------------------------------------------------------------------
Wanger Select                                                   2/1/99     22.27%      N/A        N/A        12.48%
----------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                   5/1/95     33.97%     7.16%       N/A        14.85%
----------------------------------------------------------------------------------------------------------------------

* The date that the subaccount was added to the Separate Account.

The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than one year are annualized. Returns are net of the investment management fees, daily administrative fees, annual contract fee, mortality and expense risk charges, and deferred surrender charges of 6% and 2% deducted from redemptions after one and five years, respectively. Surrender charges are based on the age of the deposit. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.

                                THE BIG EDGE PLUS

       AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2003

-----------------------------------------------------------------------------------------------------------------------
                                                              Inception                                       Since
                        Subaccount                              Date*     1 Year   5 Years    10 Years      Inception
-----------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                           5/1/90     23.02%   -3.21%       4.22%        4.86%
-----------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                             10/29/01     19.59%     N/A         N/A         5.66%
-----------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series               7/14/97     17.76%   -4.00%        N/A         1.87%
-----------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value Series              10/29/01     17.60%     N/A         N/A        -3.01%
-----------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series             5/1/95     29.00%   15.73%        N/A        13.67%
-----------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                        12/31/82     18.00%   -9.58%       3.14%       10.68%
-----------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series                 8/15/00     36.62%     N/A         N/A       -14.36%
-----------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                            10/8/82     -6.11%    1.52%       2.70%        4.20%
-----------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series              12/31/82     6.87%     6.57%       6.22%        8.20%
-----------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                          8/12/02     11.09%     N/A         N/A         4.80%
-----------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                   8/12/02     12.20%     N/A         N/A         9.05%
-----------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series              8/12/02     21.11%     N/A         N/A        10.88%
-----------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                          8/12/02     29.63%     N/A         N/A        18.30%
-----------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series                           8/12/02     20.14%     N/A         N/A        14.15%
-----------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series                      8/12/02     9.84%      N/A         N/A        11.48%
-----------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series                     8/12/02     21.50%     N/A         N/A        14.03%
-----------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                       8/12/02     16.11%     N/A         N/A        11.00%
-----------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series                     12/20/99     12.71%     N/A         N/A       -13.60%
-----------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series                            10/29/01     14.33%     N/A         N/A        -2.97%
-----------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value Series                                      10/29/01     16.47%     N/A         N/A         2.40%
-----------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                12/20/99     18.85%     N/A         N/A        -2.45%
-----------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                    8/15/00     38.89%     N/A         N/A       -26.27%
-----------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series                       3/2/98     18.91%   -1.96%        N/A         1.35%
-----------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series                   9/17/84     11.82%    2.02%       6.93%        9.61%
-----------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity Series                            3/2/98     15.56%    3.61%        N/A         4.73%
-----------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series                 11/20/00     23.89%     N/A         N/A         0.56%
-----------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                  3/2/98     31.53%    8.76%        N/A         5.03%
-----------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series              11/20/00     34.23%     N/A         N/A        13.83%
-----------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                            3/2/98     20.19%   -0.26%        N/A         3.04%
-----------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                          1/29/96     28.06%   -4.06%        N/A         5.21%
-----------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth Series          8/12/02     43.12%     N/A         N/A        29.83%
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                             3/30/01     20.83%     N/A         N/A        -4.64%
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                   3/30/01     16.68%     N/A         N/A        -8.14%
-----------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                       6/5/00     25.69%     N/A         N/A       -16.49%
-----------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II               7/15/99     -4.54%     N/A         N/A         4.43%
-----------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                             7/15/99     14.01%     N/A         N/A         0.61%
-----------------------------------------------------------------------------------------------------------------------
VIP Fidelity Contrafund(R) Portfolio                            6/5/00      19.74%    N/A         N/A        -3.61%
-----------------------------------------------------------------------------------------------------------------------
VIP Fidelity Growth Opportunities Portfolio                     6/5/00     20.96%     N/A         N/A       -10.25%
-----------------------------------------------------------------------------------------------------------------------
VIP Fidelity Growth Portfolio                                   6/5/00     23.88%     N/A         N/A       -13.33%
-----------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                  11/2/98     16.74%    5.86%        N/A         6.15%
-----------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund                   9/27/96     42.76%    6.00%        N/A        -4.10%
-----------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                              5/11/92     23.35%   -0.10%       5.06%        7.06%
-----------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                        11/28/88     23.10%    4.98%       7.62%        8.69%
-----------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                               11/3/88     23.27%    6.09%       7.95%        8.96%
-----------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                       6/2/03      N/A       N/A         N/A         9.06%
-----------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                          7/15/99     24.41%     N/A         N/A        -7.47%
-----------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                             10/29/01     19.56%     N/A         N/A        -0.81%
-----------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                          12/20/99     37.89%     N/A         N/A       -26.63%
-----------------------------------------------------------------------------------------------------------------------
Wanger International Select                                     2/1/99     31.78%     N/A         N/A         7.81%
-----------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                  5/1/95     38.90%    8.63%        N/A        13.49%
-----------------------------------------------------------------------------------------------------------------------
Wanger Select                                                   2/1/99     21.96%     N/A         N/A        12.23%
-----------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                   5/1/95     33.63%    6.89%        N/A        14.62%
-----------------------------------------------------------------------------------------------------------------------

*The date that the subaccount was added to the Separate Account.
The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than one year are annualized. Returns are net of the investment management fees, annual contract fee, mortality and expense risk charges, and deferred surrender charges of 6% and 2% deducted from redemptions after one and five years, respectively. Surrender charges are based on the age of the deposit. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.

                         GROUP STRATEGIC EDGE-ALLOCATED

       AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2003

---------------------------------------------------------------------------------------------------------------------
                                                              INCEPTION                                     SINCE
                        SUBACCOUNT                              DATE*     1 YEAR    5 YEARS   10 YEARS    INCEPTION
---------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                           5/1/90     22.41%   -3.06%      4.35%       4.97%
---------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                             10/29/01     19.00%     N/A        N/A        5.58%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series               7/14/97     17.17%   -3.85%       N/A        1.99%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value Series              10/29/01     17.01%     N/A        N/A       -3.07%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series             5/1/95     28.35%   15.82%       N/A       13.78%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                        12/31/82     17.41%   -9.40%      3.26%      10.73%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series                 8/15/00     35.92%     N/A        N/A      -14.20%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                            10/8/82     -6.54%    1.64%      2.86%       4.31%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series              12/31/82      6.36%    6.68%      6.36%       8.28%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                          8/12/02     10.55%     N/A        N/A        4.45%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                   8/12/02     11.65%     N/A        N/A        8.68%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series              8/12/02     20.50%     N/A        N/A       10.51%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                          8/12/02     28.98%     N/A        N/A       17.89%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series                           8/12/02     19.54%     N/A        N/A       13.75%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series                      8/12/02      9.31%     N/A        N/A       11.09%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series                     8/12/02     20.89%     N/A        N/A       13.64%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                       8/12/02     15.54%     N/A        N/A       10.62%
---------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series                     12/20/99     12.16%     N/A        N/A      -13.42%
---------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series                            10/29/01     13.77%     N/A        N/A       -3.02%
---------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value Series                                      10/29/01     15.89%     N/A        N/A        2.33%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                12/20/99     18.26%     N/A        N/A       -2.33%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                    8/15/00     38.17%     N/A        N/A      -26.00%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series                       3/2/98     18.32%   -1.82%       N/A        1.45%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series                   9/17/84     11.27%    2.15%      7.05%       9.68%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity Series                            3/2/98     14.99%    3.72%       N/A        4.82%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series                 11/20/00     23.26%     N/A        N/A        0.62%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                  3/2/98     30.86%    8.89%       N/A        5.18%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series              11/20/00     33.54%     N/A        N/A       13.84%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                            3/2/98     19.59%   -0.14%       N/A        3.12%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                          1/29/96     27.41%   -3.92%       N/A        5.31%
---------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth
  Series                                                       8/12/02     42.38%     N/A        N/A       29.36%
---------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                             3/30/01     20.23%     N/A        N/A       -4.74%
---------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                   3/30/01     16.11%     N/A        N/A       -8.23%
---------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                       6/5/00     25.06%     N/A        N/A      -16.37%
---------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II               7/15/99     -4.98%     N/A        N/A        4.50%
---------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                             7/15/99     13.45%     N/A        N/A        0.71%
---------------------------------------------------------------------------------------------------------------------
VIP Fidelity Contrafund(R) Portfolio                            6/5/00     19.14%     N/A        N/A       -3.55%
---------------------------------------------------------------------------------------------------------------------
VIP Fidelity Growth Opportunities Portfolio                     6/5/00     20.36%     N/A        N/A      -10.17%
---------------------------------------------------------------------------------------------------------------------
VIP Fidelity Growth Portfolio                                   6/5/00     23.26%     N/A        N/A      -13.23%
---------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                  11/2/98     16.17%    5.98%       N/A        6.26%
---------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund                   9/27/96     42.02%    6.13%       N/A       -3.81%
---------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                              5/11/92     22.73%    0.03%      5.19%       7.16%
---------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                        11/28/88     22.49%    5.10%      7.75%       8.78%
---------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                               11/3/88     22.66%    6.20%      8.07%       9.06%
---------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                       6/2/03       N/A      N/A        N/A        8.37%
---------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                          7/15/99     23.79%     N/A        N/A       -7.34%
---------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                             10/29/01     18.96%     N/A        N/A       -0.87%
---------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                          12/20/99     37.18%     N/A        N/A      -26.31%
---------------------------------------------------------------------------------------------------------------------
Wanger International Select                                     2/1/99     31.11%     N/A        N/A        7.85%
---------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                  5/1/95     38.19%    8.72%       N/A       13.57%
---------------------------------------------------------------------------------------------------------------------
Wanger Select                                                   2/1/99     21.35%     N/A        N/A       12.28%
---------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                   5/1/95     32.95%    7.01%       N/A       14.71%
---------------------------------------------------------------------------------------------------------------------

*The date that the subaccount was added to the Separate Account.
The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than one year are annualized. Returns are net of the investment management fees, annual contract fee, mortality and expense risk charges, and deferred surrender charges of 6% and 2% deducted from redemptions after one and five years, respectively. Surrender charges are based on the age of the deposit. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.

                         GROUP STRATEGIC EDGE - UNALLOCATED

       AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2003

---------------------------------------------------------------------------------------------------------------------
                                                              Inception                                     Since
                        Subaccount                              Date*     1 Year    5 Years   10 Years    Inception
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                           5/1/90     23.58%   -3.51%      4.35%       4.97%
---------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                             10/29/01     20.14%     N/A        N/A        5.53%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series               7/14/97     18.30%   -4.30%       N/A        1.60%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value Series              10/29/01     18.13%     N/A        N/A       -3.11%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series             5/1/95     29.58%   15.29%       N/A       13.56%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                        12/31/82     18.54%   -9.82%      3.26%      10.73%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series                 8/15/00     37.22%     N/A        N/A      -14.50%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                            10/8/82     -5.64%    1.17%      2.86%       4.31%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series              12/31/82      7.37%    6.19%      6.36%       8.28%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                          8/12/02     11.61%     N/A        N/A        5.17%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                   8/12/02     12.72%     N/A        N/A        9.43%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series              8/12/02     21.66%     N/A        N/A       11.27%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                          8/12/02     30.21%     N/A        N/A       18.71%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series                           8/12/02     20.68%     N/A        N/A       14.54%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series                      8/12/02     10.35%     N/A        N/A       11.86%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series                     8/12/02     22.05%     N/A        N/A       14.42%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                       8/12/02     16.64%     N/A        N/A       11.39%
---------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series                     12/20/99     13.23%     N/A        N/A      -13.89%
---------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series                            10/29/01     14.86%     N/A        N/A       -3.07%
---------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value Series                                      10/29/01     17.00%     N/A        N/A        2.28%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                12/20/99     19.40%     N/A        N/A       -2.85%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                    8/15/00     39.50%     N/A        N/A      -26.25%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series                       3/2/98     19.45%   -2.28%       N/A        1.05%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series                   9/17/84     12.34%    1.68%      7.05%       9.68%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity Series                            3/2/98     16.09%    3.24%       N/A        4.40%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series                 11/20/00     24.44%     N/A        N/A        0.25%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                  3/2/98     32.11%    8.38%       N/A        4.76%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series              11/20/00     34.82%     N/A        N/A       13.42%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                            3/2/98     20.73%   -0.61%       N/A        2.71%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                          1/29/96     28.63%   -4.37%       N/A        4.97%
---------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth
  Series                                                       8/12/02     43.74%     N/A        N/A       30.26%
---------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                             3/30/01     21.38%     N/A        N/A       -4.78%
---------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                   3/30/01     17.22%     N/A        N/A       -8.26%
---------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                       6/5/00     26.26%     N/A        N/A      -16.64%
---------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II               7/15/99     -4.07%     N/A        N/A        3.99%
---------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                             7/15/99     14.53%     N/A        N/A        0.22%
---------------------------------------------------------------------------------------------------------------------
VIP Fidelity Contrafund(R) Portfolio                            6/5/00     20.28%     N/A        N/A       -3.87%
---------------------------------------------------------------------------------------------------------------------
VIP Fidelity Growth Opportunities Portfolio                     6/5/00     21.51%     N/A        N/A      -10.46%
---------------------------------------------------------------------------------------------------------------------
VIP Fidelity Growth Portfolio                                   6/5/00     24.44%     N/A        N/A      -13.51%
---------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                  11/2/98     17.28%    5.48%       N/A        5.78%
---------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund                   9/27/96     43.38%    5.64%       N/A       -4.16%
---------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                              5/11/92     23.90%   -0.43%      5.19%       7.16%
---------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                        11/28/88     23.66%    4.61%      7.75%       8.78%
---------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                               11/3/88     23.83%    5.71%      8.07%       9.06%
---------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                       6/2/03       N/A      N/A        N/A        9.41%
---------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                          7/15/99     24.97%     N/A        N/A       -7.79%
---------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                             10/29/01     20.10%     N/A        N/A       -0.92%
---------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                          12/20/99     38.49%     N/A        N/A      -26.70%
---------------------------------------------------------------------------------------------------------------------
Wanger International Select                                     2/1/99     32.36%     N/A        N/A        7.37%
---------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                  5/1/95     39.51%    8.22%       N/A       13.35%
---------------------------------------------------------------------------------------------------------------------
Wanger Select                                                   2/1/99     22.51%     N/A        N/A       11.78%
---------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                   5/1/95     34.22%    6.51%       N/A       14.48%
---------------------------------------------------------------------------------------------------------------------

*The date that the subaccount was added to the Separate Account.

The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than one year are annualized. Returns are net of the investment management, fees, annual contract fee, mortality and expense risk charges, and deferred surrender charges of 6% and 1% deducted from redemptions after one and five years, respectively. Surrender charges are based on the age of the deposit. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.

                          BIG EDGE CHOICE FOR NEW YORK

       AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2003

---------------------------------------------------------------------------------------------------------------------
                                                              Inception                                     Since
                        Subaccount                              Date*     1 Year    5 Years   10 Years    Inception
---------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                           5/1/90     23.58%   -3.51%      4.34%        4.90%
---------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                             10/29/01     19.96%     N/A        N/A         5.48%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series               7/14/97     18.02%   -4.30%       N/A         1.63%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value Series              10/29/01     17.85%     N/A        N/A        -3.56%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series             5/1/95     29.89%   15.70%       N/A        13.54%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                        12/31/82     18.27%   -9.86%      3.00%       10.54%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series                 8/15/00     37.94%     N/A        N/A       -14.71%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                            10/8/82     -7.12%    1.25%      2.58%        4.07%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series              12/31/82      6.53%    6.40%      6.05%        8.05%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                          8/12/02     10.98%     N/A        N/A         4.51%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                   8/12/02     12.15%     N/A        N/A         9.00%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series              8/12/02     21.56%     N/A        N/A        10.93%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                          8/12/02     30.56%     N/A        N/A        18.76%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series                           8/12/02     20.53%     N/A        N/A        14.38%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series                      8/12/02      9.66%     N/A        N/A        11.56%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series                     8/12/02     21.98%     N/A        N/A        14.26%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                       8/12/02     16.28%     N/A        N/A        11.06%
---------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series                     12/20/99     12.69%     N/A        N/A       -13.90%
---------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series                            10/29/01     14.40%     N/A        N/A        -3.51%
---------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value Series                                      10/29/01     16.66%     N/A        N/A         2.07%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                12/20/99     19.18%     N/A        N/A        -2.80%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                    8/15/00     40.33%     N/A        N/A       -26.57%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series                   9/17/84     11.75%    1.77%      6.80%        9.48%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity Series                            3/2/98     15.70%    3.39%       N/A         4.32%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series                 11/20/00     24.49%     N/A        N/A         0.21%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                  3/2/98     32.56%    8.63%       N/A         4.87%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series              11/20/00     35.41%     N/A        N/A        13.95%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                            3/2/98     20.59%   -0.61%       N/A         2.82%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                          1/29/96     28.90%   -4.36%       N/A         5.00%
---------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth
  Series                                                       8/12/02     44.80%     N/A        N/A        30.89%
---------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                             3/30/01     21.26%     N/A        N/A        -5.09%
---------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                   3/30/01     16.89%     N/A        N/A        -8.57%
---------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                       6/5/00     26.40%     N/A        N/A       -16.82%
---------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II               7/15/99     -5.52%     N/A        N/A         4.25%
---------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                             7/15/99     14.06%     N/A        N/A         0.32%
---------------------------------------------------------------------------------------------------------------------
VIP Fidelity Contrafund(R) Portfolio                            6/5/00     20.11%     N/A        N/A        -3.99%
---------------------------------------------------------------------------------------------------------------------
VIP Fidelity Growth Opportunities Portfolio                     6/5/00     21.41%     N/A        N/A       -10.60%
---------------------------------------------------------------------------------------------------------------------
VIP Fidelity Growth Portfolio                                   6/5/00     24.48%     N/A        N/A       -13.67%
---------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                  11/2/98     16.95%    5.63%       N/A         5.95%
---------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund                   9/27/96     44.42%    5.82%       N/A        -4.35%
---------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                              5/11/92     23.92%   -0.40%      4.98%        6.97%
---------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                        11/28/88     23.67%    4.78%      7.49%        8.56%
---------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                               11/3/88     23.85%    5.92%      7.81%        8.82%
---------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                       6/2/03       N/A      N/A        N/A         8.90%
---------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                          7/15/99     25.05%     N/A        N/A        -7.79%
---------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                             10/29/01     19.92%     N/A        N/A        -1.30%
---------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                          12/20/99     39.27%     N/A        N/A       -26.91%
---------------------------------------------------------------------------------------------------------------------
Wanger International Select                                     2/1/99     32.82%     N/A        N/A         7.73%
---------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                  5/1/95     40.35%    8.51%       N/A        13.35%
---------------------------------------------------------------------------------------------------------------------
Wanger Select                                                   2/1/99     22.46%     N/A        N/A        12.26%
---------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                   5/1/95     34.78%    6.73%       N/A        14.50%
---------------------------------------------------------------------------------------------------------------------

*The date that the subaccount was added to the Separate Account.

The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than one year are annualized. Returns are net of the investment management fees, daily administrative fees, annual contract fee, mortality and expense risk charges, and deferred surrender charges of 7% and 3% deducted from redemptions after one and five years, respectively. Surrender charges are based on the age of the deposit. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.

                                    BIG EDGE

                               ANNUAL TOTAL RETURN

--------------------------------------------------------------------------------------------------------------------
                      Subaccount                        1994      1995      1996      1997       1998       1999
--------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                  -0.94%     8.50%    17.47%     10.94%     26.67%     28.22%
--------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series
--------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series                                                 30.38%     17.65%
--------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value Series
--------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series                        31.79%     20.85%    -21.99%      3.74%
--------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                  0.46%    29.59%    11.46%     19.88%     28.73%     28.40%
--------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series
--------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                     2.81%     4.65%     3.98%      4.14%      4.05%      3.78%
--------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series       -6.43%    22.31%    11.30%      9.98%     -5.11%      4.41%
--------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series
--------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series
--------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series
--------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series
--------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series
--------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series
--------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series
--------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series
--------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series
--------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series
--------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value Series
--------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series
--------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index Series
--------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income(R) Series                                                                15.85%
--------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series           -2.38%    17.03%     7.97%     19.54%     19.60%     10.16%
--------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity Series                                                                        23.10%
--------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series
--------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                                                             -11.18%
--------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series
--------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                                                                        44.20%
--------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                                                 16.00%     43.28%     53.47%
--------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth Series
--------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                      1.48%    34.34%    16.40%     12.38%     18.12%     43.18%
--------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                            3.00%    34.90%    13.87%     22.46%     31.09%     28.61%
--------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                  10.91%     18.49%     56.26%     76.29%
--------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II                  7.69%     3.16%      7.50%      6.59%     -1.58%
--------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                               19.19%    13.17%     12.70%      1.67%      1.30%
--------------------------------------------------------------------------------------------------------------------
VIP Fidelity Contrafund(R) Portfolio                                                             28.64%     22.91%
--------------------------------------------------------------------------------------------------------------------
VIP Fidelity Growth Opportunities Portfolio                                                      23.27%      3.15%
--------------------------------------------------------------------------------------------------------------------
VIP Fidelity Growth Portfolio                                                                    37.99%     35.92%
--------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                                                                8.21%
--------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund                                         -30.10%    -21.83%     51.78%
--------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                      -3.83%    13.91%    22.06%     12.38%      7.99%     22.02%
--------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                 -4.19%    21.05%    17.40%     14.13%      5.05%     21.34%
--------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                       -3.44%    23.72%    20.92%     10.49%     -0.02%     27.52%
--------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund
--------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) EQUITY Index Fund                                                            20.40%     26.34%
--------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                                                27.43%     19.19%
--------------------------------------------------------------------------------------------------------------------
Technology Portfolio
--------------------------------------------------------------------------------------------------------------------
Wanger International Select
--------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                             30.71%     -2.44%     15.18%    124.25%
--------------------------------------------------------------------------------------------------------------------
Wanger Select
--------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                              45.16%     28.14%      7.61%     23.84%
--------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
                      Subaccount                        2000       2001       2002       2003
-----------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                   16.65%    -24.81%    -15.66%    30.55%
-----------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                                            -11.78%    26.91%
-----------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series       -12.35%    -12.79%    -24.45%    24.97%
-----------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value Series                             -25.82%    24.80%
-----------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series     29.49%      5.55%     10.96%    36.89%
-----------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                 -18.60%    -35.24%    -25.56%    25.22%
-----------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series                    -27.47%    -29.52%    44.96%
-----------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                      4.98%      2.78%      0.41%    -0.32%
-----------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series         5.42%      5.02%      8.90%    13.43%
-----------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                                                   17.91%
-----------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                                            19.08%
-----------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series                                       28.52%
-----------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                                                   37.56%
-----------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series                                                    27.49%
-----------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series                                               16.58%
-----------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series                                              28.94%
-----------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                                                23.22%
-----------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series              -12.05%    -24.61%    -29.55%    19.62%
-----------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series                                           -21.59%    21.34%
-----------------------------------------------------------------------------------------------
Phoenix-MFS Value Series                                                     -14.71%    23.60%
-----------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                          -6.50%     -6.93%    -16.35%    26.13%
-----------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index Series                          -33.74%    -38.20%    47.37%
-----------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income(R) Series            -7.54%     -9.09%    -23.29%    26.19%
-----------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series            -0.41%      0.85%    -12.46%    18.67%
-----------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity Series                    30.87%    -18.79%    -22.71%    22.64%
-----------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series                      -7.74%    -15.33%    31.46%
-----------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series          15.74%     21.75%     -9.46%    39.57%
-----------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                   14.60%     -9.45%    42.42%
-----------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                    12.62%    -26.04%    -33.17%    27.55%
-----------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                  -12.35%    -28.09%    -35.63%    35.89%
-----------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth Series                                   51.85%
-----------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                     -11.79%    -24.05%    -25.11%    28.23%
-----------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                           -15.50%    -13.44%    -30.96%    23.83%
-----------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio              -25.56%    -16.78%    -34.57%    33.38%
-----------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II         9.89%      5.96%      7.96%     1.34%
-----------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                      -9.93%      0.36%      0.37%    20.99%
-----------------------------------------------------------------------------------------------
VIP Fidelity Contrafund(R) Portfolio                    -7.64%    -13.24%    -10.33%    27.07%
-----------------------------------------------------------------------------------------------
VIP Fidelity Growth Opportunities Portfolio            -18.01%    -15.30%    -22.70%    28.37%
-----------------------------------------------------------------------------------------------
VIP Fidelity Growth Portfolio                          -11.95%    -18.55%    -30.90%    31.45%
-----------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                           11.35%      5.97%    -12.69%    23.90%
-----------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund           -32.73%     -9.01%     -1.15%    51.46%
-----------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                       -3.34%    -16.84%    -19.38%    30.89%
-----------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                  -0.95%    -10.85%     -5.34%    30.64%
-----------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                         6.11%     -2.30%    -19.30%    30.82%
-----------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                               28.60%
-----------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                  -17.48%    -25.45%    -22.38%    32.02%
-----------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                      -10.14%    -13.08%    -23.09%    26.88%
-----------------------------------------------------------------------------------------------
Technology Portfolio                                   -24.35%    -49.37%    -49.48%    46.30%
-----------------------------------------------------------------------------------------------
Wanger International Select                             -2.56%    -27.36%    -16.14%    39.82%
-----------------------------------------------------------------------------------------------
Wanger International Small Cap                         -28.57%    -22.06%    -14.69%    47.38%
-----------------------------------------------------------------------------------------------
Wanger Select                                            8.37%      8.00%     -8.54%    29.42%
-----------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                           -9.08%     10.27%    -17.64%    41.79%
-----------------------------------------------------------------------------------------------


  Annual Total Returns are net of investment management fees and mortality and expense risk charges.

 THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE

                   THE BIG EDGE PLUS AND GROUP STRATEGIC EDGE
                               ANNUAL TOTAL RETURN


----------------------------------------------------------------------------------------------------------------------
Prospectus Name                                             1994      1995      1996      1997      1998      1999
----------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                       -1.19%     8.24%    17.18%    10.66%     26.35%    27.91%
----------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series
----------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series                                                     30.05%    17.36%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value Series
----------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series                             31.46%    20.55%    -22.19%     3.48%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                       0.21%    29.27%    11.18%    19.59%     28.41%    28.08%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small &  Mid-Cap Growth Series
----------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                          2.56%     4.39%     3.72%     3.88%      3.79%     3.52%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series            -6.64%    22.02%    11.02%     9.71%     -5.34%     4.15%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series
----------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series
----------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series
----------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series
----------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series
----------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series
----------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series
----------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series
----------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series
----------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series
----------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value Series
----------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series
----------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series
----------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series                                                                      15.56%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series                -2.66%    16.78%     7.70%    19.25%     19.30%     9.88%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity Series                                                                           22.79%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series
----------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                                                                -11.40%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series
----------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                                                                           43.84%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                                                     15.73      42.91%    53.09%
----------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth Series
----------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                           1.23%    34.01%    16.11%    12.10%     17.82%    42.82%
----------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                 2.75%    34.56%    13.58%    22.15%     30.76%    28.29%
----------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                       10.63%    18.19      55.87%    75.85%
----------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II                       7.42%     2.90%     7.23       6.32%    -1.83%
----------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                    18.89%    12.88%    12.42%      1.42%     1.04%
----------------------------------------------------------------------------------------------------------------------
VIP Fidelity Contrafund(R) Portfolio                                                                 28.32%    22.61%
----------------------------------------------------------------------------------------------------------------------
VIP Fidelity Growth Opportunities Portfolio                                                          22.96%     2.89%
----------------------------------------------------------------------------------------------------------------------
VIP Fidelity Growth Portfolio                                                                        37.65%    35.58%
----------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                                                                   7.94%
----------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund                                              30.26%    -22.03%   -51.41%
----------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                           -3.71%    14.05%    22.21%    12.25%      7.69%    21.72%
----------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                      -4.43%    20.75%    17.11%    13.86%      4.78%    21.03%
----------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                            -3.68%    23.41%    20.62%    10.25%     -0.26%    27.21%
----------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund
----------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                                                                20.10%    26.05%
----------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                                                    27.12%    18.89%
----------------------------------------------------------------------------------------------------------------------
Technology Portfolio
----------------------------------------------------------------------------------------------------------------------
Wanger International Select
----------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                                  30.39%    -2.69%     14.89%   123.71%
----------------------------------------------------------------------------------------------------------------------
Wanger Select
----------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                                   44.80%    27.83%      7.34%    23.53%
----------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
Prospectus Name                                            2000      2001      2002       2003
-------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                      -16.86%   -25.00%   -15.87%    30.22%
-------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                                              -12.01%    26.59%
-------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series           -12.57%   -13.01%   -24.64%    24.65%
-------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value Series                               -26.00%    24.48%
-------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series         29.18%     5.28%    10.68%    36.54%
-------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                     -18.81%   -35.41%   -25.75%    24.91%
-------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series                       -27.65%   -29.70%    44.59%
-------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                          4.73%     2.52%     0.15%    -0.57%
-------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series             5.16%     4.76%     8.62%    13.14%
-------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                                                     17.61%
-------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                                              18.78%
-------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series                                         28.19%
-------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                                                     37.21%
-------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series                                                      27.17%
-------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series                                                 16.28%
-------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series                                                28.61%
-------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                                                  22.91%
-------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series                  -12.28%   -24.80%   -29.73%    19.32%
-------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series                                             -21.79%    21.03%
-------------------------------------------------------------------------------------------------
Phoenix-MFS Value Series                                                       -14.92%    23.29%
-------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                              -6.73%    -7.16%   -16.56%    25.81%
-------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                          -33.91%   -38.36%    46.99%
-------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series                   -7.77%    -9.32%   -23.48%    25.87%
-------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series                -0.66%     0.59%   -12.68%    18.38%
-------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity Series                        30.55%   -18.99%   -22.91%    22.33%
-------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series                         -8.01%   -15.54%    31.13%
-------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series              15.46%    21.45%    -9.69%    39.21%
-------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                      14.31%    -9.68%    42.06%
-------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                        12.34%   -26.07%   -33.34%    27.22%
-------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                      -12.57%   -28.28%   -35.79%    35.55%
-------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth Series                                     51.47%
-------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                         -12.01%   -24.24%   -25.30%    27.90%
-------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                               -15.71%   -13.66%   -31.13%    23.52%
-------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                  -25.77%   -16.99%   -34.74%    33.04%
-------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II             9.61%     5.69%     7.68%     1.09%
-------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                         -10.15%     0.10%     0.12%    20.69%
-------------------------------------------------------------------------------------------------
VIP Fidelity Contrafund(R) Portfolio                        -7.87%   -13.46%   -10.56%    26.75%
-------------------------------------------------------------------------------------------------
VIP Fidelity Growth Opportunities Portfolio                -18.21%   -15.52%   -22.89%    28.04%
-------------------------------------------------------------------------------------------------
VIP Fidelity Growth Portfolio                              -12.17%   -18.76%   -31.07%    31.12%
-------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                               11.07%     5.70%   -12.91%    23.58%
-------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund               -32.89%    -9.24%    -1.40%    51.08%
-------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                           -3.58%   -17.05%   -19.58%    30.56%
-------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                      -1.19%   -11.08%    -5.58%    30.31%
-------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                             5.85%    -2.54%   -19.51%    30.48%
-------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                 28.28%
-------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                      -17.69%   -25.63%   -22.58%    31.69%
-------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                          -10.36%   -13.30%   -23.29%    26.56%
-------------------------------------------------------------------------------------------------
Technology Portfolio                                       -24.54%   -49.50%   -49.61%    45.93%
-------------------------------------------------------------------------------------------------
Wanger International Select                                 -2.80%   -27.54%   -16.35%    39.47%
-------------------------------------------------------------------------------------------------
Wanger International Small Cap                             -28.75%   -22.26%   -14.91%    47.01%
-------------------------------------------------------------------------------------------------
Wanger Select                                                8.10%     7.72%    -8.77%    29.09%
-------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                               -9.31%     9.99%   -17.85%    41.43%
-------------------------------------------------------------------------------------------------


  Annual Total Returns are net of investment management fees and mortality and expense risk charges.

  THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE

                        THE BIG EDGE CHOICE FOR NEW YORK

                               ANNUAL TOTAL RETURN


-------------------------------------------------------------------------------------------------------------------
Prospectus Name                                        1994      1995      1996      1997       1998       1999
-------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                  -1.31%     8.12%    17.05%     10.53%     29.17%     27.75%
-------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series
-------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series                                                 29.83%     17.22%
-------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value Series
-------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series                        31.31%     20.41%    -22.26%      3.35%
-------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                  0.08%    29.12%    11.06%     19.45%     28.18%     27.92%
-------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series
-------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                     2.42%     4.23%     3.60%      3.76%      3.69%      3.40%
-------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series       -6.78%    21.84%    10.89%      9.57%     -5.69%      4.02%
-------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series
-------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series
-------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series
-------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series
-------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series
-------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series
-------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series
-------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series
-------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series
-------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series
-------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value Series
-------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series
-------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series
-------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series                                                                   15.43%
-------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series           -2.75%    16.65%     7.57%     19.10%     19.18%      9.75%
-------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity Series                                                                        22.64%
-------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series
-------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                                                             -11.51%
-------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series
-------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                                                                        43.67%
-------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                                                 15.59%     42.75%     52.92%
-------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth Series
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                      1.10%    33.84%    15.96%     11.96%     17.67%     42.64%
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                            2.62%    34.39%    13.44%     22.00%     30.60%     28.13%
-------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                  10.50%     18.04%     55.68%     75.64%
-------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II                  7.29%     2.77%      7.10%      6.19%     -1.95%
-------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                               18.74%    12.74%     12.28%      1.30%      0.93%
-------------------------------------------------------------------------------------------------------------------
VIP Fidelity Contrafund(R) Portfolio                                                             28.16%     22.45%
-------------------------------------------------------------------------------------------------------------------
VIP Fidelity Growth Opportunities Portfolio                                                      22.81%      2.76%
-------------------------------------------------------------------------------------------------------------------
VIP Fidelity Growth Portfolio                                                                    37.48%     35.41%
-------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                                                                7.54%
-------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund                                         -30.35%    -22.11%     51.22%
-------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                      -3.83%    13.91%    22.06%     12.12%      8.10%     21.58%
-------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                 -4.55%    20.60%    16.96%     13.74%      4.66%     20.89%
-------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                       -3.80%    23.26%    20.47%     10.10%     -0.38%     27.06%
-------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund
-------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                                                            19.95%     25.87%
-------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                                                26.96%     18.74%
-------------------------------------------------------------------------------------------------------------------
Technology Portfolio
-------------------------------------------------------------------------------------------------------------------
Wanger International Select
-------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                             30.24%     -2.80%     14.77%    123.44%
-------------------------------------------------------------------------------------------------------------------
Wanger Select
-------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                              44.64%     27.68%      7.82%     23.38%
-------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
Prospectus Name                                          2000      2001      2002       2003
-----------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                    -16.96%   -25.10%   -15.98%    30.06%
-----------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                                            -12.12%    26.43%
-----------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series         -12.68%   -13.12%   -24.74%    24.50%
-----------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value Series                             -26.10%    24.33%
-----------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series       29.01%     5.15%    10.54%    36.37%
-----------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                   -18.91%   -35.49%   -25.84%    24.75%
-----------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series                     -27.75%   -29.79%    44.41%
-----------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                        4.60%     2.39%     0.03%    -0.70%
-----------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series           5.03%     4.63%     8.49%    13.00%
-----------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                                                   17.46%
-----------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                                            18.63%
-----------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series                                       28.03%
-----------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                                                   37.04%
-----------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series                                                    27.01%
-----------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series                                               16.14%
-----------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series                                              28.45%
-----------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                                                22.76%
-----------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series                -12.39%   -24.90%   -29.82%    19.17%
-----------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series                                           -21.89%    20.88%
-----------------------------------------------------------------------------------------------
Phoenix-MFS Value Series                                                     -15.03%    23.13%
-----------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                            -6.86%    -7.28%   -16.66%    25.65%
-----------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                         -33.99%  -38.44%    46.80%
-----------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series                 -7.88%    -9.44%   -23.58%    25.71%
-----------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series              -0.78%     0.46%   -12.79%    18.23%
-----------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity Series                      30.39%   -19.10%   -23.01%    22.17%
-----------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series                       -8.12%   -15.65%    30.96%
-----------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series            15.32%    21.29%    -9.81%    39.04%
-----------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                    14.17%    -9.79%    41.89%
-----------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                      12.20%   -26.32%   -33.43%    27.06%
-----------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                    -12.68%   -28.37%   -35.88%    35.38%
-----------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth Series                                   51.28%
-----------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                       -12.12%   -24.34%   -25.40%    27.74%
-----------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                             -15.81%   -13.76%   -31.22%    23.36%
-----------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                -25.87%   -17.10%   -34.82%    32.88%
-----------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II           9.47%     5.56%     7.55%     0.96%
-----------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                       -10.27%    -0.01%    -0.01%    20.54%
-----------------------------------------------------------------------------------------------
VIP Fidelity Contrafund(R) Portfolio                      -7.99%  -13.5 7%   -10.67%    26.59%
-----------------------------------------------------------------------------------------------
VIP Fidelity Growth Opportunities Portfolio              -18.31%   -15.63%   -22.99%    27.88%
-----------------------------------------------------------------------------------------------
VIP Fidelity Growth Portfolio                            -12.28%   -18.86%   -31.16%    30.96%
-----------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                             10.93%     5.57%   -13.02%    23.43%
-----------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund             -32.99%    -9.36%    -1.52%    50.89%
-----------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                         -3.70%   -17.16%   -19.68%    30.40%
-----------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                    -1.32%   -11.19%    -5.70%    30.14%
-----------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                           5.72%    -2.67%   -19.61%    30.32%
-----------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                               28.12%
-----------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                    -17.79%   -25.73%   -22.68%    31.52%
-----------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                        -10.47%   -13.41%   -23.38%    26.40%
-----------------------------------------------------------------------------------------------
Technology Portfolio                                     -24.71%   -49.56%   -49.67%    45.75%
-----------------------------------------------------------------------------------------------
Wanger International Select                               -2.92%   -27.63%   -16.46%    39.30%
-----------------------------------------------------------------------------------------------
Wanger International Small Cap                           -28.83%   -22.36%   -15.02%    46.82%
-----------------------------------------------------------------------------------------------
Wanger Select                                              7.97%     7.59%    -8.89%    28.93%
-----------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                             -9.42%     9.85%   -17.95%    41.26%
-----------------------------------------------------------------------------------------------


        Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.

  THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE

CALCULATION OF YIELD AND RETURN
--------------------------------------------------------------------------------

    Yield of the Phoenix-Goodwin Money Market Subaccount. We calculate the yield of the Phoenix-Goodwin Money Market Subaccount for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the subaccount. We carry results to the nearest hundredth of one percent.

    The net change in value of the hypothetical account includes the daily net investment income of the account (after expenses), but does not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

    The yield/return calculations include a mortality and expense risk charge equal to 1.00% or 1.25% (depending on contract form) on an annual basis, and, for some contracts, a daily administrative fee equal to 0.125% on an annual basis.

    The Phoenix-Goodwin Money Market Subaccount return and effective yield will vary in response to fluctuations in interest rates and in the expenses of the subaccount.

    We do not include the maximum annual administrative fee in calculating the current return and effective yield. Should such a fee apply to your account, current return and/or effective yield for your account could be reduced.

Example Calculations:


    The following examples of return/yield calculations for the Phoenix-Goodwin Money Market Subaccount were based on the 7-day period ending December 31, 2003:

EXAMPLE FOR THE BIG EDGE:
Value of hypothetical pre-existing account
   with exactly one Unit at the beginning of
   the period:.................................    $1.000000
Value of the same account (excluding capital
   changes) at the end of the 7-day period:....
Calculation:                                        0.999944
   Ending account value........................     0.999944
   Less beginning account value................     1.000000
   Net change in account value.................     0.000056
Base period return:
   (net change/beginning account value)........     0.000056
Current yield = return x (365/7) =.............        -0.29%
Effective yield = [(1 + return)365/7] -1 =.....        -0.29%

EXAMPLE FOR GROUP STRATEGIC EDGE, BIG EDGE PLUS:
Value of hypothetical pre-existing account with
   exactly one Unit at the beginning of the
   period:......................................   $1.000000
Value of the same account (excluding capital
   changes) at the end of the 7-day period:.....    0.999896
Calculation:
   Ending account value.........................    0.999896
   Less beginning account value.................    1.000000
   Net change in account value..................   -0.000104
Base period return:
   (net change/beginning account value).........   -0.000104
Current yield = return x (365/7) =..............      -0.54%
Effective yield = [(1 + return)(365/7)] -1 =....      -0.54%

EXAMPLE FOR THE BIG EDGE CHOICE FOR NEW YORK
   (REFLECTS DAILY ADMINISTRATIVE FEE):
Value of hypothetical pre-existing account with
   exactly one Unit at the beginning of the
   period:......................................   $1.000000
Value of the same account (excluding capital
   changes) at the end of the 7-day period:.....    0.999872
Calculation:
   Ending account value.........................    0.999872
   Less beginning account value.................    1.000000
   Net change in account value..................   -0.000128
Base period return:
   (net change/beginning account value).........   -0.000128
Current yield = return x (365/7) =..............      -0.67%
Effective yield = [(1 + return)(365/7)] -1 =....      -0.66%


    Yields and total returns may be higher or lower than in the past and there is no assurance that any historical results will continue.


    Calculation of Total Return. Total return measures the change in value of a subaccount investment over a stated period. We compute total returns by finding the average annual compounded rates of return over the one-, five- and ten-year periods that would equate the initial amount invested to the ending redeemable value according to a formula. The formula for total return includes the following steps:


 (1) We assume a hypothetical $1,000 initial investment in the subaccount;

 (2) We determine the value the hypothetical initial investment would have were it redeemed at the end of each period. All recurring fees and any applicable contingent deferred sales charge are deducted. This figure is the ending redeemable value (ERV in the formula given below);

 (3) We divide this value by the initial $1,000 investment, resulting in a ratio of the ending redeemable value to the initial value for that period;

 (4) To get the average annual total return we take the nth root of the ratio from step (3), where n equals the number of years in that period (e.g., 1, 5, 10), and subtract one.

 The formula in mathematical terms is:

 R = ((ERV / II)(1/n)) - 1

 Where:

     II       =     a hypothetical initial payment of $1,000
     R        =     average annual total return for the period
     n        =     number of years in the period
     ERV      =     ending redeemable value of the hypothetical
                    $1,000 for the period [see (2) and (3) above]

    We normally calculate total return for 1-year, 5-year and 10-year periods for each subaccount. If a subaccount has not been available for at least 10 years, we will provide total returns for other relevant periods.

PERFORMANCE INFORMATION
    Advertisements, sales literature and other communications may contain information about a series' or advisor's current investment strategies and management style. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may wish to make known a series' specific portfolio holdings or holdings in specific industries. A fund may also separately illustrate the income and capital gain portions of a series' total return. Performance might also be advertised by breaking down returns into equity and debt components. A series may compare its equity or bond return figure to any of a number of well-known benchmarks of market performance, including, but not limited to:


    The Dow Jones Industrial Average(SM) (1)
    First Boston High Yield Index
    Salomon Brothers Corporate Index
    Salomon Brothers Government Bond Index
    Standard & Poor's 500 Index(R) (S&P 500)(2)


    Each subaccount may include its yield and total return in advertisements or communications with current or prospective contract owners. Each subaccount may also include in such advertisements, its ranking or comparison to similar mutual funds by organizations such as:

    Lipper Analytical Services
    Morningstar, Inc.
    Thomson Financial

    A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in publications such as:

    Barron's
    Business Week
    Changing Times
    Consumer Reports
    Financial Planning
    Financial Services Weekly
    Financial World
    Forbes
    Fortune

    Investor's Business Daily
    Money
    Personal Investor
    Registered Representative
    The New York Times
    The Wall Street Journal
    U.S. News and World Report

    A fund may also illustrate the benefits of tax deferral by comparing taxable investments with investments through tax-deferred retirement plans.

    The total return and yield may be used to compare the performance of the subaccounts with certain commonly used standards for stock and bond market performance. Such indices include, but are not limited to:

    The Dow Jones Industrial Average(SM) (1)
    First Boston High Yield Index
    Salomon Brothers Corporate Index
    Salomon Brothers Government Bond Index
    S&P 500(2)

CALCULATION OF ANNUITY PAYMENTS
--------------------------------------------------------------------------------

    See your prospectus in the section titled "The Annuity Period" for a description of the annuity options and restrictions.

    You may elect an annuity payment option by written request as described in your prospectus. If you do not elect an annuity payment option, amounts held under the contract will be applied to provide a Variable Payment Life Annuity with 10-year period certain (Option I) on the maturity date. You may not change your election after the first annuity payment.

FIXED ANNUITY PAYMENTS
    Fixed annuity payments are determined by the total dollar value for all subaccounts' accumulation units and all amounts held in the GIA. For each contract the resulting dollar value is then multiplied by the applicable annuity purchase rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants, for the fixed payment annuity option selected.

    The guaranteed annuity payment rates will be no less favorable than the following: under Options A, B, D, E and F rates are based on the a-49 Annuity Table(4) projected to 1985 with Projection Scale B. We use an interest rate of 3-3/8% for 5- and 10-year periods certain under Option A, for the 10-year period certain under Option F, and for Option E; an interest rate of 3-1/4% for the 20-year period certain under Options A and F; an interest rate of 3-1/2% under Options B and D. Under Options G and H, the guaranteed interest rate is 3%.

    It is possible that we may have more favorable (i.e., higher-paying) rates in effect on the settlement date.

VARIABLE ANNUITY PAYMENTS
    Under all variable annuity payment options except Option L, the first payment is based on an assumed annual interest rate of 4-1/2%. Should the assumed rate result in a first payment larger than permitted by state law, we will select a lower rate. All subsequent payments may be higher or lower depending on investment experience of the subaccounts.

    Under Options I, J, K, M and N, we determine the first payment by multiplying the amounts held under the selected annuity payment option in each subaccount by the applicable annuity payment option rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants. The first payment equals the total of such amounts determined for each subaccount. We determine future payments under these options by multiplying the contract value in each subaccount (Number of Annuity Units times the Annuity Unit Value) by the applicable annuity payment option rate on the payment calculation date. The payment will equal the sum of the amounts provided by each subaccount investment.

    Under Option L, we determine the amount of the annual distribution by dividing the amount of contract value held under this annuity payment option on December 31 of the previous year by the life expectancy of the annuitant or the joint life expectancy of the annuitant and joint annuitant at that time.

    Under Options I, J, M and N, the applicable annuity payment option rate used to determine the first payment amount will not be less than the rate based on the 1983 Table A (1983 IAM)(4) projected with Projection Scale G to the year 2040, and with continued projection thereafter, and on the assumed interest rate. Under Option K, the rate will be based on the number of payments to be made during the specified period and the assumed interest rate.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. See your prospectus in the section titled "Deductions and Charges." Electing Option K will result in a mortality risk deduction being made even though we assume no mortality risk under that option.

EXPERTS
--------------------------------------------------------------------------------

    The financial statements of Phoenix Life Variable Accumulation Account (The Big Edge, The Big Edge Plus(R) and Group Strategic Edge(R)) and Phoenix Life Variable Accumulation Account (The Big Edge Choice(R) for New York) at December 31, 2003, and the results of their operations and the changes in their net assets for each of the periods indicated and the consolidated financial statements of Phoenix Life Insurance Company at December 31, 2003 and 2002, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2003, included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, 100 Pearl Street, Hartford, Connecticut, 06103, independent accountants, given on the authority of said firm as experts in auditing and accounting.

    Matthew A. Swendiman, Counsel and Brian A. Giantonio, Vice President, Tax and ERISA Counsel, The Phoenix Companies, Inc., have provided advice on certain matters relating to the federal securities, state regulations and income tax laws in connection with the contracts described in this prospectus.


------------------------------
(1) The Dow Jones Industrial Average(SM) (DJIA(SM)) is an unweighted(3) index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA(SM) are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA(SM).

(2) The S&P 500 is a market-value weighted(3) index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. Stock Market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

(3) Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the Dow Jones Industrial Average(SM)) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.

(4) The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities.

--------------------------------------------------------------------------------
                                                          [LOGO]PHOENIX
                                                       WEALTH MANAGEMENT(R)






         BIG EDGE
         THE BIG EDGE PLUS(R)
         GROUP STRATEGIC EDGE(R)





--------------------------------------------------------------------------------
          V A R I A B L E   A N N U I T Y   A N N U A L   R E P O R T
--------------------------------------------------------------------------------

                  PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                  DECEMBER 31, 2003






--------------------------------------------------------------------------------
VA0249AR1 (C)2004 The Phoenix Companies, Inc.

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003

                                                      PHOENIX-ABERDEEN INTERNATIONAL               PHOENIX-AIM MID-CAP EQUITY
                                                                SUBACCOUNT                                 SUBACCOUNT
                                                         VA1             VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                  --------------------------------------     --------------------------------------
ASSETS
   Investment at cost                             $      1,379,995      $     48,056,177     $         58,342      $      4,008,884
                                                  ================      ================     ================      ================
   Investment at market                           $      1,483,595      $     48,369,180     $         71,176      $      4,797,995
                                                  ----------------      ----------------     ----------------      ----------------
      Total assets                                       1,483,595            48,369,180               71,176             4,797,995
LIABILITIES
   Accrued expenses                                          1,292                53,189                   63                 5,242
                                                  ----------------      ----------------     ----------------      ----------------
NET ASSETS                                        $      1,482,303      $     48,315,991     $         71,113      $      4,792,753
                                                  ================      ================     ================      ================
   Accumulation units                                    1,434,136            48,078,942               71,113             4,784,306
   Contracts in payout (annuitization) period               48,167               237,049                  -                   8,447
                                                  ----------------      ----------------     ----------------      ----------------
NET ASSETS                                        $      1,482,303      $     48,315,991     $         71,113      $      4,792,753
                                                  ================      ================     ================      ================
Accumulation units outstanding                             737,817            24,877,363               59,715             4,046,720
                                                  ================      ================     ================      ================
Unit value                                        $       2.009037      $       1.942167     $       1.190859      $       1.184355
                                                  ================      ================     ================      ================

                                                        PHOENIX-ALLIANCE/BERNSTEIN            PHOENIX-ALLIANCE/BERNSTEIN GROWTH +
                                                              ENHANCED INDEX                                 VALUE
                                                                SUBACCOUNT                                 SUBACCOUNT
                                                         VA1             VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                  --------------------------------------     --------------------------------------
ASSETS
   Investment at cost                             $        610,170      $      9,895,645     $         61,680      $      3,250,157
                                                  ================      ================     ================      ================
   Investment at market                           $        604,996      $     10,100,695     $         63,097      $      3,264,063
                                                  ----------------      ----------------     ----------------      ----------------
      Total assets                                         604,996            10,100,695               63,097             3,264,063
LIABILITIES
   Accrued expenses                                            532                11,265                   56                 3,598
                                                  ----------------      ----------------     ----------------      ----------------
NET ASSETS                                        $        604,464      $     10,089,430     $         63,041      $      3,260,465
                                                  ================      ================     ================      ================
   Accumulation units                                      603,745             9,938,245               63,041             3,257,754
   Contracts in payout (annuitization) period                  719               151,185                  -                   2,711
                                                  ----------------      ----------------     ----------------      ----------------
NET ASSETS                                        $        604,464      $     10,089,430     $         63,041      $      3,260,465
                                                  ================      ================     ================      ================
Accumulation units outstanding                             535,346             8,793,428               63,733             3,314,264
                                                  ================      ================     ================      ================
Unit value                                        $       1.129107      $       1.147383     $       0.989160      $       0.983768
                                                  ================      ================     ================      ================

                                                     PHOENIX-DUFF & PHELPS REAL ESTATE
                                                                SECURITIES                      PHOENIX-ENGEMANN CAPITAL GROWTH
                                                                SUBACCOUNT                                 SUBACCOUNT
                                                         VA1             VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                  --------------------------------------     --------------------------------------
ASSETS
   Investment at cost                             $        537,235      $      7,439,200     $     14,937,270      $    270,555,783
                                                  ================      ================     ================      ================
   Investment at market                           $        748,471      $     15,515,330     $     17,575,440      $    248,465,644
                                                  ----------------      ----------------     ----------------      ----------------
      Total assets                                         748,471            15,515,330           17,575,440           248,465,644
LIABILITIES
   Accrued expenses                                            664                17,295               15,561               276,824
                                                  ----------------      ----------------     ----------------      ----------------
NET ASSETS                                        $        747,807      $     15,498,035     $     17,559,879      $    248,188,820
                                                  ================      ================     ================      ================
   Accumulation units                                      745,650            15,289,362           17,547,908           246,328,894
   Contracts in payout (annuitization) period                2,157               208,673               11,971             1,859,926
                                                  ----------------      ----------------     ----------------      ----------------
NET ASSETS                                        $        747,807      $     15,498,035     $     17,559,879      $    248,188,820
                                                  ================      ================     ================      ================
Accumulation units outstanding                             241,856             5,057,855            1,955,755            28,830,311
                                                  ================      ================     ================      ================
Unit value                                        $       3.091943      $       3.064151     $       8.978570      $       8.608607
                                                  ================      ================     ================      ================

                        See Notes to Financial Statements

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                                   (CONTINUED)

                                                     PHOENIX-ENGEMANN SMALL & MID-CAP
                                                                  GROWTH                          PHOENIX-GOODWIN MONEY MARKET
                                                                SUBACCOUNT                                 SUBACCOUNT
                                                         VA1             VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                  --------------------------------------     --------------------------------------
ASSETS
   Investment at cost                             $        249,667      $      5,792,560     $      2,182,011      $     28,863,730
                                                  ================      ================     ================      ================
   Investment at market                           $        251,597      $      3,778,249     $      2,182,011      $     28,863,732
                                                  ----------------      ----------------     ----------------      ----------------
      Total assets                                         251,597             3,778,249            2,182,011            28,863,732
LIABILITIES
   Accrued expenses                                            221                 5,828                2,059                32,986
                                                  ----------------      ----------------     ----------------      ----------------
NET ASSETS                                        $        251,376      $      3,772,421     $      2,179,952      $     28,830,746
                                                  ================      ================     ================      ================
   Accumulation units                                      251,376             3,743,732            2,165,266            28,074,515
   Contracts in payout (annuitization) period                  -                  28,689               14,686               756,231
                                                  ----------------      ----------------     ----------------      ----------------
NET ASSETS                                        $        251,376      $      3,772,421     $      2,179,952      $     28,830,746
                                                  ================      ================     ================      ================
Accumulation units outstanding                             448,221             6,076,504              844,224            11,646,113
                                                  ================      ================     ================      ================
Unit value                                        $       0.560832      $       0.620821     $       2.582197      $       2.475568
                                                  ================      ================     ================      ================

                                                    PHOENIX-GOODWIN MULTI-SECTOR FIXED
                                                                  INCOME                         PHOENIX-JANUS FLEXIBLE INCOME
                                                                SUBACCOUNT                                 SUBACCOUNT
                                                         VA1             VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                  --------------------------------------     --------------------------------------
ASSETS
   Investment at cost                             $      5,431,597      $     51,580,004     $        272,497      $      4,369,065
                                                  ================      ================     ================      ================
   Investment at market                           $      5,123,607      $     49,580,685     $        284,661      $      4,738,080
                                                  ----------------      ----------------     ----------------      ----------------
      Total assets                                       5,123,607            49,580,685              284,661             4,738,080
LIABILITIES
   Accrued expenses                                          4,608                55,971                  269                 5,447
                                                  ----------------      ----------------     ----------------      ----------------
NET ASSETS                                        $      5,118,999      $     49,524,714     $        284,392      $      4,732,633
                                                  ================      ================     ================      ================
   Accumulation units                                    5,070,383            48,878,869              284,392             4,207,286
   Contracts in payout (annuitization) period               48,616               645,845                  -                 525,347
                                                  ----------------      ----------------     ----------------      ----------------
NET ASSETS                                        $      5,118,999      $     49,524,714     $        284,392      $      4,732,633
                                                  ================      ================     ================      ================
Accumulation units outstanding                             913,270             9,211,689              224,064             3,706,052
                                                  ================      ================     ================      ================
Unit value                                        $       5.605136      $       5.376290     $       1.269246      $       1.277001
                                                  ================      ================     ================      ================

                                                      PHOENIX-KAYNE RISING DIVIDENDS         PHOENIX-KAYNE SMALL-CAP QUALITY VALUE
                                                                SUBACCOUNT                                 SUBACCOUNT
                                                         VA1             VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                  --------------------------------------     --------------------------------------
ASSETS
   Investment at cost                             $         21,336      $      1,077,538     $          7,295      $      1,016,866
                                                  ================      ================     ================      ================
   Investment at market                           $         25,575      $      1,219,904     $          7,972      $      1,101,719
                                                  ----------------      ----------------     ----------------      ----------------
      Total assets                                          25,575             1,219,904                7,972             1,101,719
LIABILITIES
   Accrued expenses                                             23                 1,335                    7                 1,116
                                                  ----------------      ----------------     ----------------      ----------------
NET ASSETS                                        $         25,552      $      1,218,569     $          7,965      $      1,100,603
                                                  ================      ================     ================      ================
   Accumulation units                                       25,552             1,218,569                7,965             1,100,603
   Contracts in payout (annuitization) period                  -                     -                    -                     -
                                                  ----------------      ----------------     ----------------      ----------------
NET ASSETS                                        $         25,552      $      1,218,569     $          7,965      $      1,100,603
                                                  ================      ================     ================      ================
Accumulation units outstanding                              22,534             1,078,395                6,648               921,851
                                                  ================      ================     ================      ================
Unit value                                        $       1.133940      $       1.129984     $       1.198095      $       1.193906
                                                  ================      ================     ================      ================

                        See Notes to Financial Statements

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                                   (CONTINUED)

                                                   PHOENIX-LAZARD INTERNATIONAL EQUITY
                                                                  SELECT                        PHOENIX-LAZARD SMALL-CAP VALUE
                                                                SUBACCOUNT                                 SUBACCOUNT
                                                         VA1             VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                  --------------------------------------     --------------------------------------
ASSETS
   Investment at cost                             $          3,124      $      1,616,493     $         23,115      $      3,426,431
                                                  ================      ================     ================      ================
   Investment at market                           $          4,201      $      2,000,161     $         28,893      $      4,543,746
                                                  ----------------      ----------------     ----------------      ----------------
      Total assets                                           4,201             2,000,161               28,893             4,543,746
LIABILITIES
   Accrued expenses                                              3                 2,199                   25                 4,979
                                                  ----------------      ----------------     ----------------      ----------------
NET ASSETS                                        $          4,198      $      1,997,962     $         28,868      $      4,538,767
                                                  ================      ================     ================      ================
   Accumulation units                                        4,198             1,997,962               28,868             4,533,681
   Contracts in payout (annuitization) period                  -                     -                    -                   5,086
                                                  ----------------      ----------------     ----------------      ----------------
NET ASSETS                                        $          4,198      $      1,997,962     $         28,868      $      4,538,767
                                                  ================      ================     ================      ================
Accumulation units outstanding                               3,423             1,635,192               21,524             3,395,958
                                                  ================      ================     ================      ================
Unit value                                        $       1.226148      $       1.221852     $       1.341207      $       1.336520
                                                  ================      ================     ================      ================

                                                      PHOENIX-LAZARD U.S. MULTI-CAP            PHOENIX-LORD ABBETT BOND-DEBENTURE
                                                                SUBACCOUNT                                 SUBACCOUNT
                                                         VA1             VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                  --------------------------------------     --------------------------------------
ASSETS
   Investment at cost                             $          2,556      $      2,152,607     $            -        $      2,709,676
                                                  ================      ================     ================      ================
   Investment at market                           $          2,691      $      2,686,590     $            -        $      3,064,316
                                                  ----------------      ----------------     ----------------      ----------------
      Total assets                                           2,691             2,686,590                  -               3,064,316
LIABILITIES
   Accrued expenses                                              2                 2,960                  -                   3,433
                                                  ----------------      ----------------     ----------------      ----------------
NET ASSETS                                        $          2,689      $      2,683,630     $            -        $      3,060,883
                                                  ================      ================     ================      ================
   Accumulation units                                        2,689             2,683,630                  -               2,990,709
   Contracts in payout (annuitization) period                  -                     -                    -                  70,174
                                                  ----------------      ----------------     ----------------      ----------------
NET ASSETS                                        $          2,689      $      2,683,630     $            -        $      3,060,883
                                                  ================      ================     ================      ================
Accumulation units outstanding                               2,106             2,109,972                  -               2,486,786
                                                  ================      ================     ================      ================
Unit value                                        $       1.276350      $       1.271879     $            -        $       1.230859
                                                  ================      ================     ================      ================

                                                   PHOENIX-LORD ABBETT LARGE-CAP VALUE         PHOENIX-LORD ABBETT MID-CAP VALUE
                                                                SUBACCOUNT                                 SUBACCOUNT
                                                         VA1             VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                  --------------------------------------     --------------------------------------
ASSETS
   Investment at cost                             $         44,100      $      1,248,585     $         53,158      $      1,647,578
                                                  ================      ================     ================      ================
   Investment at market                           $         51,058      $      1,601,988     $         62,351      $      2,003,577
                                                  ----------------      ----------------     ----------------      ----------------
      Total assets                                          51,058             1,601,988               62,351             2,003,577
LIABILITIES
   Accrued expenses                                             45                 2,746                   55                 2,185
                                                  ----------------      ----------------     ----------------      ----------------
NET ASSETS                                        $         51,013      $      1,599,242     $         62,296      $      2,001,392
                                                  ================      ================     ================      ================
   Accumulation units                                       51,013             1,551,880               62,296             1,990,202
   Contracts in payout (annuitization) period                  -                  47,362                  -                  11,190
                                                  ----------------      ----------------     ----------------      ----------------
NET ASSETS                                        $         51,013      $      1,599,242     $         62,296      $      2,001,392
                                                  ================      ================     ================      ================
Accumulation units outstanding                              40,022             1,259,090               50,733             1,635,615
                                                  ================      ================     ================      ================
Unit value                                        $       1.274620      $       1.270157     $       1.227927      $       1.223633
                                                  ================      ================     ================      ================

                        See Notes to Financial Statements

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                                   (CONTINUED)

                                                    PHOENIX-MFS INVESTORS GROWTH STOCK            PHOENIX-MFS INVESTORS TRUST
                                                                SUBACCOUNT                                 SUBACCOUNT
                                                         VA1             VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                  --------------------------------------     --------------------------------------
ASSETS
   Investment at cost                             $        529,208      $     23,551,300     $         37,824      $      3,068,805
                                                  ================      ================     ================      ================
   Investment at market                           $        303,698      $     15,726,641     $         41,131      $      3,071,407
                                                  ----------------      ----------------     ----------------      ----------------
      Total assets                                         303,698            15,726,641               41,131             3,071,407
LIABILITIES
   Accrued expenses                                            269                17,595                   36                 3,380
                                                  ----------------      ----------------     ----------------      ----------------
NET ASSETS                                        $        303,429      $     15,709,046     $         41,095      $      3,068,027
                                                  ================      ================     ================      ================
   Accumulation units                                      303,429            15,468,245               41,095             3,068,027
   Contracts in payout (annuitization) period                  -                 240,801                  -                     -
                                                  ----------------      ----------------     ----------------      ----------------
NET ASSETS                                        $        303,429      $     15,709,046     $         41,095      $      3,068,027
                                                  ================      ================     ================      ================
Accumulation units outstanding                             536,515            26,810,402               41,504             3,115,627
                                                  ================      ================     ================      ================
Unit value                                        $       0.565557      $       0.585931     $       0.990133      $       0.984722
                                                  ================      ================     ================      ================

                                                            PHOENIX-MFS VALUE                       PHOENIX-NORTHERN DOW 30
                                                                SUBACCOUNT                                 SUBACCOUNT
                                                         VA1             VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                  --------------------------------------     --------------------------------------
ASSETS
   Investment at cost                             $        270,827      $      2,453,480     $        225,474      $      6,907,353
                                                  ================      ================     ================      ================
   Investment at market                           $        310,706      $      2,719,743     $        218,243      $      6,396,494
                                                  ----------------      ----------------     ----------------      ----------------
      Total assets                                         310,706             2,719,743              218,243             6,396,494
LIABILITIES
   Accrued expenses                                            272                 5,397                  191                 7,096
                                                  ----------------      ----------------     ----------------      ----------------
NET ASSETS                                        $        310,434      $      2,714,346     $        218,052      $      6,389,398
                                                  ================      ================     ================      ================
   Accumulation units                                      310,434             2,647,483              218,052             6,183,681
   Contracts in payout (annuitization) period                  -                  66,863                  -                 205,717
                                                  ----------------      ----------------     ----------------      ----------------
NET ASSETS                                        $        310,434      $      2,714,346     $        218,052      $      6,389,398
                                                  ================      ================     ================      ================
Accumulation units outstanding                             278,991             2,452,839              220,277             6,859,774
                                                  ================      ================     ================      ================
Unit value                                        $       1.112703      $       1.106615     $       0.989900      $       0.931430
                                                  ================      ================     ================      ================

                                                   PHOENIX-NORTHERN NASDAQ-100 INDEX(R)        PHOENIX-OAKHURST GROWTH AND INCOME
                                                                SUBACCOUNT                                 SUBACCOUNT
                                                         VA1             VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                  --------------------------------------     --------------------------------------
ASSETS
   Investment at cost                             $        402,027      $      8,677,550     $        582,542      $     13,000,075
                                                  ================      ================     ================      ================
   Investment at market                           $        410,914      $      4,915,678     $        612,365      $     14,166,765
                                                  ----------------      ----------------     ----------------      ----------------
      Total assets                                         410,914             4,915,678              612,365            14,166,765
LIABILITIES
   Accrued expenses                                            361                 5,410                  538                15,754
                                                  ----------------      ----------------     ----------------      ----------------
NET ASSETS                                        $        410,553      $      4,910,268     $        611,827      $     14,151,011
                                                  ================      ================     ================      ================
   Accumulation units                                      410,553             4,867,146              594,250            13,978,537
   Contracts in payout (annuitization) period                  -                  43,122               17,577               172,474
                                                  ----------------      ----------------     ----------------      ----------------
NET ASSETS                                        $        410,553      $      4,910,268     $        611,827      $     14,151,011
                                                  ================      ================     ================      ================
Accumulation units outstanding                           1,071,987            13,034,680              543,288            12,750,543
                                                  ================      ================     ================      ================
Unit value                                        $       0.382984      $       0.376708     $       1.126159      $       1.109836
                                                  ================      ================     ================      ================

                        See Notes to Financial Statements

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                                   (CONTINUED)

                                                  PHOENIX-OAKHURST STRATEGIC ALLOCATION          PHOENIX-OAKHURST VALUE EQUITY
                                                                SUBACCOUNT                                 SUBACCOUNT
                                                         VA1             VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                  --------------------------------------     --------------------------------------
ASSETS
   Investment at cost                             $     26,901,273      $    194,488,207     $        407,080      $     12,909,498
                                                  ================      ================     ================      ================
   Investment at market                           $     37,201,444      $    205,455,243     $        353,346      $     12,049,549
                                                  ----------------      ----------------     ----------------      ----------------
      Total assets                                      37,201,444           205,455,243              353,346            12,049,549
LIABILITIES
   Accrued expenses                                         33,099               229,104                  310                13,406
                                                  ----------------      ----------------     ----------------      ----------------
NET ASSETS                                        $     37,168,345      $    205,226,139     $        353,036      $     12,036,143
                                                  ================      ================     ================      ================
   Accumulation units                                   37,019,570           202,917,248              330,796            11,476,949
   Contracts in payout (annuitization) period              148,775             2,308,891               22,240               559,194
                                                  ----------------      ----------------     ----------------      ----------------
NET ASSETS                                        $     37,168,345      $    205,226,139     $        353,036      $     12,036,143
                                                  ================      ================     ================      ================
Accumulation units outstanding                           5,950,498            34,281,226              273,754             8,963,080
                                                  ================      ================     ================      ================
Unit value                                        $       6.246258      $       5.986546     $       1.289608      $       1.342858
                                                  ================      ================     ================      ================

                                                     PHOENIX-SANFORD BERNSTEIN GLOBAL          PHOENIX-SANFORD BERNSTEIN MID-CAP
                                                                  VALUE                                      VALUE
                                                                SUBACCOUNT                                 SUBACCOUNT
                                                         VA1             VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                  --------------------------------------     --------------------------------------
ASSETS
   Investment at cost                             $          7,913      $      7,675,547     $        807,213      $     10,510,513
                                                  ================      ================     ================      ================
   Investment at market                           $          9,567      $      8,181,195     $        950,735      $     13,725,770
                                                  ----------------      ----------------     ----------------      ----------------
      Total assets                                           9,567             8,181,195              950,735            13,725,770
LIABILITIES
   Accrued expenses                                              8                 8,962                  831                15,139
                                                  ----------------      ----------------     ----------------      ----------------
NET ASSETS                                        $          9,559      $      8,172,233     $        949,904      $     13,710,631
                                                  ================      ================     ================      ================
   Accumulation units                                        9,559             8,169,307              949,904            13,315,388
   Contracts in payout (annuitization) period                  -                   2,926                  -                 395,243
                                                  ----------------      ----------------     ----------------      ----------------
NET ASSETS                                        $          9,559      $      8,172,233     $        949,904      $     13,710,631
                                                  ================      ================     ================      ================
Accumulation units outstanding                               8,863             7,696,425              699,608            10,009,403
                                                  ================      ================     ================      ================
Unit value                                        $       1.078534      $       1.061822     $       1.357767      $       1.369775
                                                  ================      ================     ================      ================

                                                   PHOENIX-SANFORD BERNSTEIN SMALL-CAP
                                                                  VALUE                          PHOENIX-SENECA MID-CAP GROWTH
                                                                SUBACCOUNT                                 SUBACCOUNT
                                                         VA1             VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                  --------------------------------------     --------------------------------------
ASSETS
   Investment at cost                             $        507,425      $      5,001,422     $        553,398      $     12,630,095
                                                  ================      ================     ================      ================
   Investment at market                           $        582,789      $      6,932,103     $        385,435      $      9,841,757
                                                  ----------------      ----------------     ----------------      ----------------
      Total assets                                         582,789             6,932,103              385,435             9,841,757
LIABILITIES
   Accrued expenses                                            503                 7,568                  343                11,258
                                                  ----------------      ----------------     ----------------      ----------------
NET ASSETS                                        $        582,286      $      6,924,535     $        385,092      $      9,830,499
                                                  ================      ================     ================      ================
   Accumulation units                                      559,992             6,808,462              385,092             9,660,974
   Contracts in payout (annuitization) period               22,294               116,073                  -                 169,525
                                                  ----------------      ----------------     ----------------      ----------------
NET ASSETS                                        $        582,286      $      6,924,535     $        385,092      $      9,830,499
                                                  ================      ================     ================      ================
Accumulation units outstanding                             416,277             4,441,163              345,892             8,052,235
                                                  ================      ================     ================      ================
Unit value                                        $       1.398795      $       1.559172     $       1.113327      $       1.220841
                                                  ================      ================     ================      ================

                        See Notes to Financial Statements

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                                   (CONTINUED)

                                                                                                  PHOENIX-STATE STREET RESEARCH
                                                      PHOENIX-SENECA STRATEGIC THEME                    SMALL-CAP GROWTH
                                                                SUBACCOUNT                                 SUBACCOUNT
                                                         VA1             VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                  --------------------------------------     --------------------------------------
ASSETS
   Investment at cost                             $        947,729      $     21,889,153     $         30,348      $      2,722,110
                                                  ================      ================     ================      ================
   Investment at market                           $        816,509      $     21,050,839     $         29,952      $      3,508,263
                                                  ----------------      ----------------     ----------------      ----------------
      Total assets                                         816,509            21,050,839               29,952             3,508,263
LIABILITIES
   Accrued expenses                                            727                23,707                   26                 3,827
                                                  ----------------      ----------------     ----------------      ----------------
NET ASSETS                                        $        815,782      $     21,027,132     $         29,926      $      3,504,436
                                                  ================      ================     ================      ================
   Accumulation units                                      815,131            20,936,202               29,926             3,494,846
   Contracts in payout (annuitization) period                  651                90,930                  -                   9,590
                                                  ----------------      ----------------     ----------------      ----------------
NET ASSETS                                        $        815,782      $     21,027,132     $         29,926      $      3,504,436
                                                  ================      ================     ================      ================
Accumulation units outstanding                             534,148            13,951,159               19,617             2,305,370
                                                  ================      ================     ================      ================
Unit value                                        $       1.527262      $       1.507196     $       1.525440      $       1.520119
                                                  ================      ================     ================      ================

                                                      AIM V.I. CAPITAL APPRECIATION                 AIM V.I. PREMIER EQUITY
                                                                SUBACCOUNT                                 SUBACCOUNT
                                                         VA1             VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                  --------------------------------------     --------------------------------------
ASSETS
   Investment at cost                             $         52,006      $        841,106     $         69,394      $      1,834,445
                                                  ================      ================     ================      ================
   Investment at market                           $         55,574      $        942,070     $         56,905      $      1,624,043
                                                  ----------------      ----------------     ----------------      ----------------
      Total assets                                          55,574               942,070               56,905             1,624,043
LIABILITIES
   Accrued expenses                                             49                 1,028                   50                 1,770
                                                  ----------------      ----------------     ----------------      ----------------
NET ASSETS                                        $         55,525      $        941,042     $         56,855      $      1,622,273
                                                  ================      ================     ================      ================
   Accumulation units                                       55,525               938,246               56,855             1,605,470
   Contracts in payout (annuitization) period                  -                   2,796                  -                  16,803
                                                  ----------------      ----------------     ----------------      ----------------
NET ASSETS                                        $         55,525      $        941,042     $         56,855      $      1,622,273
                                                  ================      ================     ================      ================
Accumulation units outstanding                              62,411             1,138,913               74,592             1,960,804
                                                  ================      ================     ================      ================
Unit value                                        $       0.889658      $       0.826264     $       0.762199      $       0.827351
                                                  ================      ================     ================      ================

                                                                                                 FEDERATED FUND FOR U.S. GOV'T
                                                     ALGER AMERICAN LEVERAGED ALLCAP                      SECURITIES II
                                                                SUBACCOUNT                                 SUBACCOUNT
                                                         VA1             VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                  --------------------------------------     --------------------------------------
ASSETS
   Investment at cost                             $        277,580      $      3,279,868     $        498,666      $     13,026,233
                                                  ================      ================     ================      ================
   Investment at market                           $        292,479      $      3,558,185     $        523,394      $     13,743,660
                                                  ----------------      ----------------     ----------------      ----------------
      Total assets                                         292,479             3,558,185              523,394            13,743,660
LIABILITIES
   Accrued expenses                                            258                 3,910                  473                15,659
                                                  ----------------      ----------------     ----------------      ----------------
NET ASSETS                                        $        292,221      $      3,554,275     $        522,921      $     13,728,001
                                                  ================      ================     ================      ================
   Accumulation units                                      292,221             3,487,841              522,921            11,779,633
   Contracts in payout (annuitization) period                  -                  66,434                  -               1,948,368
                                                  ----------------      ----------------     ----------------      ----------------
NET ASSETS                                        $        292,221      $      3,554,275     $        522,921      $     13,728,001
                                                  ================      ================     ================      ================
Accumulation units outstanding                             541,958             6,335,392              409,286            10,957,181
                                                  ================      ================     ================      ================
Unit value                                        $       0.539196      $       0.561019     $       1.277644      $       1.252877
                                                  ================      ================     ================      ================

                        See Notes to Financial Statements

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                                   (CONTINUED)

                                                    FEDERATED HIGH INCOME BOND FUND II
                                                            -- PRIMARY SHARES                           VIP CONTRAFUND(R)
                                                                SUBACCOUNT                                 SUBACCOUNT
                                                         VA1             VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                  --------------------------------------     --------------------------------------
ASSETS
   Investment at cost                             $        688,582      $      4,461,585     $        361,532      $      7,120,591
                                                  ================      ================     ================      ================
   Investment at market                           $        697,775      $      4,541,807     $        451,272      $      8,381,173
                                                  ----------------      ----------------     ----------------      ----------------
      Total assets                                         697,775             4,541,807              451,272             8,381,173
LIABILITIES
   Accrued expenses                                            628                 5,093                  400                 9,308
                                                  ----------------      ----------------     ----------------      ----------------
NET ASSETS                                        $        697,147      $      4,536,714     $        450,872      $      8,371,865
                                                  ================      ================     ================      ================
   Accumulation units                                      697,147             4,363,335              450,872             8,172,857
   Contracts in payout (annuitization) period                  -                 173,379                  -                 199,008
                                                  ----------------      ----------------     ----------------      ----------------
NET ASSETS                                        $        697,147      $      4,536,714     $        450,872      $      8,371,865
                                                  ================      ================     ================      ================
Accumulation units outstanding                             611,008             4,144,350              487,553             9,221,883
                                                  ================      ================     ================      ================
Unit value                                        $       1.140980      $       1.094674     $       0.924764      $       0.907826
                                                  ================      ================     ================      ================

                                                         VIP GROWTH OPPORTUNITIES                          VIP GROWTH
                                                                SUBACCOUNT                                 SUBACCOUNT
                                                         VA1             VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                  --------------------------------------     --------------------------------------
ASSETS
   Investment at cost                             $         57,246      $        597,619     $        130,335      $      4,531,191
                                                  ================      ================     ================      ================
   Investment at market                           $         64,475      $        695,007     $        148,026      $      4,836,023
                                                  ----------------      ----------------     ----------------      ----------------
      Total assets                                          64,475               695,007              148,026             4,836,023
LIABILITIES
   Accrued expenses                                             57                   794                  114                 5,336
                                                  ----------------      ----------------     ----------------      ----------------
NET ASSETS                                        $         64,418      $        694,213     $        147,912      $      4,830,687
                                                  ================      ================     ================      ================
   Accumulation units                                       64,418               685,738              147,912             4,555,139
   Contracts in payout (annuitization) period                  -                   8,475                  -                 275,548
                                                  ----------------      ----------------     ----------------      ----------------
NET ASSETS                                        $         64,418      $        694,213     $        147,912      $      4,830,687
                                                  ================      ================     ================      ================
Accumulation units outstanding                              89,426               998,381              237,052             7,750,765
                                                  ================      ================     ================      ================
Unit value                                        $       0.720356      $       0.695060     $       0.623961      $       0.623253
                                                  ================      ================     ================      ================

                                                                                                  TEMPLETON DEVELOPING MARKETS
                                                         MUTUAL SHARES SECURITIES                          SECURITIES
                                                                SUBACCOUNT                                 SUBACCOUNT
                                                         VA1             VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                  --------------------------------------     --------------------------------------
ASSETS
   Investment at cost                             $        429,847      $      4,931,108     $        549,451      $      1,674,042
                                                  ================      ================     ================      ================
   Investment at market                           $        447,275      $      5,154,690     $        379,038      $      1,200,675
                                                  ----------------      ----------------     ----------------      ----------------
      Total assets                                         447,275             5,154,690              379,038             1,200,675
LIABILITIES
   Accrued expenses                                            398                 5,683                  331                 1,313
                                                  ----------------      ----------------     ----------------      ----------------
NET ASSETS                                        $        446,877      $      5,149,007     $        378,707      $      1,199,362
                                                  ================      ================     ================      ================
   Accumulation units                                      446,877             4,880,728              378,707             1,195,345
   Contracts in payout (annuitization) period                  -                 268,279                  -                   4,017
                                                  ----------------      ----------------     ----------------      ----------------
NET ASSETS                                        $        446,877      $      5,149,007     $        378,707      $      1,199,362
                                                  ================      ================     ================      ================
Accumulation units outstanding                             406,009             3,720,740              515,247             1,679,951
                                                  ================      ================     ================      ================
Unit value                                        $       1.100654      $       1.383866     $       0.735067      $       0.713875
                                                  ================      ================     ================      ================

                        See Notes to Financial Statements

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                                   (CONTINUED)

                                                       TEMPLETON FOREIGN SECURITIES            TEMPLETON GLOBAL ASSET ALLOCATION
                                                                SUBACCOUNT                                 SUBACCOUNT
                                                         VA1             VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                  --------------------------------------     --------------------------------------
ASSETS
   Investment at cost                             $        166,068      $      8,946,007     $         10,708      $      3,607,859
                                                  ================      ================     ================      ================
   Investment at market                           $        100,960      $      5,709,632     $          8,999      $      2,996,940
                                                  ----------------      ----------------     ----------------      ----------------
      Total assets                                         100,960             5,709,632                8,999             2,996,940
LIABILITIES
   Accrued expenses                                             89                 6,357                    8                 3,289
                                                  ----------------      ----------------     ----------------      ----------------
NET ASSETS                                        $        100,871      $      5,703,275     $          8,991      $      2,993,651
                                                  ================      ================     ================      ================
   Accumulation units                                      100,871             5,596,018                8,991             2,970,604
   Contracts in payout (annuitization) period                  -                 107,257                  -                  23,047
                                                  ----------------      ----------------     ----------------      ----------------
NET ASSETS                                        $        100,871      $      5,703,275     $          8,991      $      2,993,651
                                                  ================      ================     ================      ================
Accumulation units outstanding                              92,654             4,815,504                6,255             2,029,009
                                                  ================      ================     ================      ================
Unit value                                        $       1.088667      $       1.184357     $       1.437385      $       1.475425
                                                  ================      ================     ================      ================

                                                        TEMPLETON GROWTH SECURITIES           RYDEX VARIABLE TRUST SECTOR ROTATION
                                                                SUBACCOUNT                                 SUBACCOUNT
                                                         VA1             VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                  --------------------------------------     --------------------------------------
ASSETS
   Investment at cost                             $        269,122      $      8,901,099     $         28,156      $        613,121
                                                  ================      ================     ================      ================
   Investment at market                           $        237,205      $      8,133,016     $         30,316      $        704,093
                                                  ----------------      ----------------     ----------------      ----------------
      Total assets                                         237,205             8,133,016               30,316               704,093
LIABILITIES
   Accrued expenses                                            208                 8,842                   27                   891
                                                  ----------------      ----------------     ----------------      ----------------
NET ASSETS                                        $        236,997      $      8,124,174     $         30,289      $        703,202
                                                  ================      ================     ================      ================
   Accumulation units                                      236,997             7,940,682               30,289               703,202
   Contracts in payout (annuitization) period                  -                 183,492                  -                     -
                                                  ----------------      ----------------     ----------------      ----------------
NET ASSETS                                        $        236,997      $      8,124,174     $         30,289      $        703,202
                                                  ================      ================     ================      ================
Accumulation units outstanding                             159,693             5,563,593               26,234               609,968
                                                  ================      ================     ================      ================
Unit value                                        $       1.484072      $       1.460239     $       1.154551      $       1.152852
                                                  ================      ================     ================      ================

                                                     SCUDDER VIT EAFE(R) EQUITY INDEX             SCUDDER VIT EQUITY 500 INDEX
                                                                SUBACCOUNT                                 SUBACCOUNT
                                                         VA1             VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                  --------------------------------------     --------------------------------------
ASSETS
   Investment at cost                             $         63,725      $      1,413,086     $        563,340      $      5,081,173
                                                  ================      ================     ================      ================
   Investment at market                           $         49,437      $      1,050,259     $        654,938      $      5,895,721
                                                  ----------------      ----------------     ----------------      ----------------
      Total assets                                          49,437             1,050,259              654,938             5,895,721
LIABILITIES
   Accrued expenses                                             43                 1,127                  575                 6,373
                                                  ----------------      ----------------     ----------------      ----------------
NET ASSETS                                        $         49,394      $      1,049,132     $        654,363      $      5,889,348
                                                  ================      ================     ================      ================
   Accumulation units                                       49,394             1,014,181              654,363             5,879,102
   Contracts in payout (annuitization) period                  -                  34,951                  -                  10,246
                                                  ----------------      ----------------     ----------------      ----------------
NET ASSETS                                        $         49,394      $      1,049,132     $        654,363      $      5,889,348
                                                  ================      ================     ================      ================
Accumulation units outstanding                              66,576             1,382,931              630,092             5,702,191
                                                  ================      ================     ================      ================
Unit value                                        $       0.741928      $       0.758629     $       1.038519      $       1.032822
                                                  ================      ================     ================      ================

                        See Notes to Financial Statements

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                                   (CONTINUED)

                                                                TECHNOLOGY                            WANGER FOREIGN FORTY
                                                                SUBACCOUNT                                 SUBACCOUNT
                                                         VA1             VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                  --------------------------------------     --------------------------------------
ASSETS
   Investment at cost                             $      1,188,221      $     16,267,898     $         83,601      $      3,607,450
                                                  ================      ================     ================      ================
   Investment at market                           $        366,782      $      3,850,180     $         68,800      $      3,052,881
                                                  ----------------      ----------------     ----------------      ----------------
      Total assets                                         366,782             3,850,180               68,800             3,052,881
LIABILITIES
   Accrued expenses                                            325                 4,380                   60                 3,432
                                                  ----------------      ----------------     ----------------      ----------------
NET ASSETS                                        $        366,457      $      3,845,800     $         68,740      $      3,049,449
                                                  ================      ================     ================      ================
   Accumulation units                                      366,457             3,829,347               68,740             2,961,407
   Contracts in payout (annuitization) period                  -                  16,453                  -                  88,042
                                                  ----------------      ----------------     ----------------      ----------------
NET ASSETS                                        $        366,457      $      3,845,800     $         68,740      $      3,049,449
                                                  ================      ================     ================      ================
Accumulation units outstanding                           1,254,910            12,775,727               80,996             2,040,297
                                                  ================      ================     ================      ================
Unit value                                        $       0.292019      $       0.301024     $       0.848675      $       1.494611
                                                  ================      ================     ================      ================

                                                      WANGER INTERNATIONAL SMALL CAP                     WANGER TWENTY
                                                                SUBACCOUNT                                 SUBACCOUNT
                                                         VA1             VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                  --------------------------------------     --------------------------------------
ASSETS
   Investment at cost                             $      1,444,559      $     40,056,963     $        124,548      $      3,451,367
                                                  ================      ================     ================      ================
   Investment at market                           $      1,875,977      $     53,318,706     $        174,041      $      5,202,482
                                                  ----------------      ----------------     ----------------      ----------------
      Total assets                                       1,875,977            53,318,706              174,041             5,202,482
LIABILITIES
   Accrued expenses                                          1,656                59,397                  154                 5,757
                                                  ----------------      ----------------     ----------------      ----------------
NET ASSETS                                        $      1,874,321      $     53,259,309     $        173,887      $      5,196,725
                                                  ================      ================     ================      ================
   Accumulation units                                    1,874,321            53,140,968              173,887             4,973,718
   Contracts in payout (annuitization) period                  -                 118,341                  -                 223,007
                                                  ----------------      ----------------     ----------------      ----------------
NET ASSETS                                        $      1,874,321      $     53,259,309     $        173,887      $      5,196,725
                                                  ================      ================     ================      ================
Accumulation units outstanding                             655,907            17,660,818              115,677             2,853,189
                                                  ================      ================     ================      ================
Unit value                                        $       2.857606      $       3.015676     $       1.503217      $       1.821375
                                                  ================      ================     ================      ================

                                                      WANGER U.S. SMALLER COMPANIES
                                                                SUBACCOUNT
                                                         VA1             VA2, VA3 & GSE
                                                  --------------------------------------
ASSETS
   Investment at cost                             $        994,492      $     48,885,058
                                                  ================      ================
   Investment at market                           $      2,176,270      $    101,653,683
                                                  ----------------      ----------------
      Total assets                                       2,176,270           101,653,683
LIABILITIES
   Accrued expenses                                          1,922               113,399
                                                  ----------------      ----------------
NET ASSETS                                        $      2,174,348      $    101,540,284
                                                  ================      ================
   Accumulation units                                    2,174,348           101,201,958
   Contracts in payout (annuitization) period                  -                 338,326
                                                  ----------------      ----------------
NET ASSETS                                        $      2,174,348      $    101,540,284
                                                  ================      ================
Accumulation units outstanding                             647,137            30,881,424
                                                  ================      ================
Unit value                                        $       3.359953      $       3.288070
                                                  ================      ================

                        See Notes to Financial Statements

                             STATEMENT OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                      PHOENIX-ABERDEEN INTERNATIONAL               PHOENIX-AIM MID-CAP EQUITY
                                                                SUBACCOUNT                                 SUBACCOUNT
                                                         VA1             VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                  --------------------------------------     --------------------------------------
Investment income
   Distributions                                  $         27,392      $        823,064     $            -        $            -
Expenses
   Mortality and expense fees                               14,339               536,750                  627                50,607
   Indexing (gain) loss                                        380                14,854                   16                 1,246
                                                  ----------------      ----------------     ----------------      ----------------
Net investment income (loss)                                12,673               271,460                 (643)              (51,853)
                                                  ----------------      ----------------     ----------------      ----------------
Net realized gain (loss) from share transactions           (62,437)           (1,892,231)                 766                 6,930
Net realized gain distribution from Fund                       -                     -                    -                     -
Net change in unrealized appreciation
   (depreciation) on investment                            425,699            13,466,290               15,303             1,028,355
                                                  ----------------      ----------------     ----------------      ----------------
Net gain (loss) on investment                              363,262            11,574,059               16,069             1,035,285
Net increase (decrease) in net assets
   resulting from operations                      $        375,935      $     11,845,519     $         15,426      $        983,432
                                                  ================      ================     ================      ================

                                                        PHOENIX-ALLIANCE/BERNSTEIN            PHOENIX-ALLIANCE/BERNSTEIN GROWTH +
                                                              ENHANCED INDEX                                 VALUE
                                                                SUBACCOUNT                                 SUBACCOUNT
                                                         VA1             VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                  --------------------------------------     --------------------------------------
Investment income
   Distributions                                  $          7,034      $        106,507     $            232      $         12,017
Expenses
   Mortality and expense fees                                6,593               123,982                  508                34,762
   Indexing (gain) loss                                        143                 2,735                   11                   822
                                                  ----------------      ----------------     ----------------      ----------------
Net investment income (loss)                                   298               (20,210)                (287)              (23,567)
                                                  ----------------      ----------------     ----------------      ----------------
Net realized gain (loss) from share transactions           (42,828)             (344,817)                   9                 1,069
Net realized gain distribution from Fund                       -                     -                    -                     -
Net change in unrealized appreciation
   (depreciation) on investment                            191,271             2,544,481               12,236               641,169
                                                  ----------------      ----------------     ----------------      ----------------
Net gain (loss) on investment                              148,443             2,199,664               12,245               642,238
Net increase (decrease) in net assets
   resulting from operations                      $        148,741      $      2,179,454     $         11,958      $        618,671
                                                  ================      ================     ================      ================

                                                     PHOENIX-DUFF & PHELPS REAL ESTATE
                                                                SECURITIES                      PHOENIX-ENGEMANN CAPITAL GROWTH
                                                                SUBACCOUNT                                 SUBACCOUNT
                                                         VA1             VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                  --------------------------------------     --------------------------------------
Investment income
   Distributions                                  $         22,926      $        476,852     $         15,884      $        243,310
Expenses
   Mortality and expense fees                                6,569               174,580              161,514             3,019,512
   Indexing (gain) loss                                        213                 5,503                3,529                64,734
                                                  ----------------      ----------------     ----------------      ----------------
Net investment income (loss)                                16,144               296,769             (149,159)           (2,840,936)
                                                  ----------------      ----------------     ----------------      ----------------
Net realized gain (loss) from share transactions            13,189               566,447              251,081           (20,766,937)
Net realized gain distribution from Fund                    22,081               455,553                  -                     -
Net change in unrealized appreciation
   (depreciation) on investment                            154,057             3,048,698            3,546,031            77,152,810
                                                  ----------------      ----------------     ----------------      ----------------
Net gain (loss) on investment                              189,327             4,070,698            3,797,112            56,385,873
Net increase (decrease) in net assets
   resulting from operations                      $        205,471      $      4,367,467     $      3,647,953      $     53,544,937
                                                  ================      ================     ================      ================

                        See Notes to Financial Statements

                             STATEMENT OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                     PHOENIX-ENGEMANN SMALL & MID-CAP
                                                                  GROWTH                          PHOENIX-GOODWIN MONEY MARKET
                                                                SUBACCOUNT                                 SUBACCOUNT
                                                         VA1             VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                  --------------------------------------     --------------------------------------
Investment income
   Distributions                                  $            -        $            -       $         24,816      $        262,273
Expenses
   Mortality and expense fees                                  993                53,978               35,222               468,749
   Indexing (gain) loss                                         23                 1,890                  164                 2,727
                                                  ----------------      ----------------     ----------------      ----------------
Net investment income (loss)                                (1,016)              (55,868)             (10,570)             (209,203)
                                                  ----------------      ----------------     ----------------      ----------------
Net realized gain (loss) from share transactions           (16,752)              291,737                  -                      (1)
Net realized gain distribution from Fund                       -                     -                    -                     -
Net change in unrealized appreciation
   (depreciation) on investment                             46,628             1,311,510                  -                       2
                                                  ----------------      ----------------     ----------------      ----------------
Net gain (loss) on investment                               29,876             1,603,247                  -                       1
Net increase (decrease) in net assets
   resulting from operations                      $         28,860      $      1,547,379     $        (10,570)     $       (209,202)
                                                  ================      ================     ================      ================

                                                    PHOENIX-GOODWIN MULTI-SECTOR FIXED
                                                                  INCOME                         PHOENIX-JANUS FLEXIBLE INCOME
                                                                SUBACCOUNT                                 SUBACCOUNT
                                                         VA1             VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                  --------------------------------------     --------------------------------------
Investment income
   Distributions                                  $        376,724      $      3,436,680     $         13,040      $        195,047
Expenses
   Mortality and expense fees                               55,848               649,122                3,742                70,989
   Indexing (gain) loss                                        676                 8,755                   36                   647
                                                  ----------------      ----------------     ----------------      ----------------
Net investment income (loss)                               320,200             2,778,803                9,262               123,411
                                                  ----------------      ----------------     ----------------      ----------------
Net realized gain (loss) from share transactions           101,199              (800,087)               9,505                35,198
Net realized gain distribution from Fund                       -                     -                  5,689                96,086
Net change in unrealized appreciation
   (depreciation) on investment                            288,118             4,390,799               (1,483)               19,458
                                                  ----------------      ----------------     ----------------      ----------------
Net gain (loss) on investment                              389,317             3,590,712               13,711               150,742
Net increase (decrease) in net assets
   resulting from operations                      $        709,517      $      6,369,515     $         22,973      $        274,153
                                                  ================      ================     ================      ================

                                                      PHOENIX-KAYNE RISING DIVIDENDS         PHOENIX-KAYNE SMALL-CAP QUALITY VALUE
                                                                SUBACCOUNT                                 SUBACCOUNT
                                                         VA1             VA2, VA3 & GSE            VA1(4)           VA2, VA3 & GSE
                                                  --------------------------------------     --------------------------------------
Investment income
   Distributions                                  $            129      $          6,169     $             58      $          3,977
Expenses
   Mortality and expense fees                                  208                11,505                   18                 9,497
   Indexing (gain) loss                                          4                   222                    1                   277
                                                  ----------------      ----------------     ----------------      ----------------
Net investment income (loss)                                   (83)               (5,558)                  39                (5,797)
                                                  ----------------      ----------------     ----------------      ----------------
Net realized gain (loss) from share transactions                81                 2,925                    1                77,546
Net realized gain distribution from Fund                       160                 7,626                  -                     968
Net change in unrealized appreciation
   (depreciation) on investment                              3,519               160,302                  677                85,437
                                                  ----------------      ----------------     ----------------      ----------------
Net gain (loss) on investment                                3,760               170,853                  678               163,951
Net increase (decrease) in net assets
   resulting from operations                      $          3,677      $        165,295     $            717      $        158,154
                                                  ================      ================     ================      ================

                        See Notes to Financial Statements

                             STATEMENT OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                   PHOENIX-LAZARD INTERNATIONAL EQUITY
                                                                  SELECT                         PHOENIX-LAZARD SMALL-CAP VALUE
                                                                SUBACCOUNT                                 SUBACCOUNT
                                                         VA1             VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                  --------------------------------------     --------------------------------------
Investment income
   Distributions                                  $             24      $         11,199     $             21      $          3,344
Expenses
   Mortality and expense fees                                   29                18,370                  165                44,502
   Indexing (gain) loss                                          1                   429                    6                 1,466
                                                  ----------------      ----------------     ----------------      ----------------
Net investment income (loss)                                    (6)               (7,600)                (150)              (42,624)
                                                  ----------------      ----------------     ----------------      ----------------
Net realized gain (loss) from share transactions                 3                 2,259                  136                  (111)
Net realized gain distribution from Fund                         4                 1,744                  262                41,231
Net change in unrealized appreciation
   (depreciation) on investment                              1,077               425,155                5,035             1,183,833
                                                  ----------------      ----------------     ----------------      ----------------
Net gain (loss) on investment                                1,084               429,158                5,433             1,224,953
Net increase (decrease) in net assets
   resulting from operations                      $          1,078      $        421,558     $          5,283      $      1,182,329
                                                  ================      ================     ================      ================

                                                      PHOENIX-LAZARD U.S. MULTI-CAP            PHOENIX-LORD ABBETT BOND-DEBENTURE
                                                                SUBACCOUNT                                 SUBACCOUNT
                                                        VA1(3)           VA2, VA3 & GSE            VA1(1)           VA2, VA3 & GSE
                                                  --------------------------------------     --------------------------------------
Investment income
   Distributions                                  $             10      $          9,988     $            -        $        142,191
Expenses
   Mortality and expense fees                                    8                28,520                   18                32,919
   Indexing (gain) loss                                        -                     673                  -                     568
                                                  ----------------      ----------------     ----------------      ----------------
Net investment income (loss)                                     2               (19,205)                 (18)              108,704
                                                  ----------------      ----------------     ----------------      ----------------
Net realized gain (loss) from share transactions               -                     216                  248                 2,049
Net realized gain distribution from Fund                        51                51,270                  -                  25,378
Net change in unrealized appreciation
   (depreciation) on investment                                135               528,726                  -                 264,113
                                                  ----------------      ----------------     ----------------      ----------------
Net gain (loss) on investment                                  186               580,212                  248               291,540
Net increase (decrease) in net assets
   resulting from operations                      $            188      $        561,007     $            230      $        400,244
                                                  ================      ================     ================      ================

                                                   PHOENIX-LORD ABBETT LARGE-CAP VALUE         PHOENIX-LORD ABBETT MID-CAP VALUE
                                                                SUBACCOUNT                                 SUBACCOUNT
                                                         VA1             VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                  --------------------------------------     --------------------------------------
Investment income
   Distributions                                  $            198      $          8,871     $            261      $          8,392
Expenses
   Mortality and expense fees                                  254                22,684                  339                18,395
   Indexing (gain) loss                                          3                   628                    9                   472
                                                  ----------------      ----------------     ----------------      ----------------
Net investment income (loss)                                   (59)              (14,441)                 (87)              (10,475)
                                                  ----------------      ----------------     ----------------      ----------------
Net realized gain (loss) from share transactions                 3               135,999                  (35)               (4,189)
Net realized gain distribution from Fund                        96                 4,311                  321                10,328
Net change in unrealized appreciation
   (depreciation) on investment                              7,575               362,665                8,504               354,624
                                                  ----------------      ----------------     ----------------      ----------------
Net gain (loss) on investment                                7,674               502,975                8,790               360,763
Net increase (decrease) in net assets
   resulting from operations                      $          7,615      $        488,534     $          8,703      $        350,288
                                                  ================      ================     ================      ================

                        See Notes to Financial Statements

                             STATEMENT OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                    PHOENIX-MFS INVESTORS GROWTH STOCK            PHOENIX-MFS INVESTORS TRUST
                                                                SUBACCOUNT                                 SUBACCOUNT
                                                         VA1             VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                  --------------------------------------     --------------------------------------
Investment income
   Distributions                                  $            -        $            -       $            207      $         15,616
Expenses
   Mortality and expense fees                                3,214               183,022                  264                34,098
   Indexing (gain) loss                                         63                 4,023                    5                   691
                                                  ----------------      ----------------     ----------------      ----------------
Net investment income (loss)                                (3,277)             (187,045)                 (62)              (19,173)
                                                  ----------------      ----------------     ----------------      ----------------
Net realized gain (loss) from share transactions          (148,390)             (128,308)                   3                 4,502
Net realized gain distribution from Fund                       -                     -                    -                     -
Net change in unrealized appreciation
   (depreciation) on investment                            212,758             3,354,435                5,886               549,652
                                                  ----------------      ----------------     ----------------      ----------------
Net gain (loss) on investment                               64,368             3,226,127                5,889               554,154
Net increase (decrease) in net assets
   resulting from operations                      $         61,091      $      3,039,082     $          5,827      $        534,981
                                                  ================      ================     ================      ================

                                                            PHOENIX-MFS VALUE                       PHOENIX-NORTHERN DOW 30
                                                                SUBACCOUNT                                 SUBACCOUNT
                                                         VA1             VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                  --------------------------------------     --------------------------------------
Investment income
   Distributions                                  $          3,857      $         39,923     $          3,774      $         95,630
Expenses
   Mortality and expense fees                                2,464                62,040                2,272                72,587
   Indexing (gain) loss                                         63                 1,398                   45                 1,475
                                                  ----------------      ----------------     ----------------      ----------------
Net investment income (loss)                                 1,330               (23,515)               1,457                21,568
                                                  ----------------      ----------------     ----------------      ----------------
Net realized gain (loss) from share transactions             2,902               326,183                4,675                45,085
Net realized gain distribution from Fund                       -                     -                    -                     -
Net change in unrealized appreciation
   (depreciation) on investment                             54,297               751,467               47,976             1,307,739
                                                  ----------------      ----------------     ----------------      ----------------
Net gain (loss) on investment                               57,199             1,077,650               52,651             1,352,824
Net increase (decrease) in net assets
   resulting from operations                      $         58,529      $      1,054,135     $         54,108      $      1,374,392
                                                  ================      ================     ================      ================

                                                   PHOENIX-NORTHERN NASDAQ-100 INDEX(R)        PHOENIX-OAKHURST GROWTH AND INCOME
                                                                SUBACCOUNT                                 SUBACCOUNT
                                                         VA1             VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                  --------------------------------------     --------------------------------------
Investment income
   Distributions                                  $            -        $            -       $          5,478      $        150,213
Expenses
   Mortality and expense fees                                2,001                45,489                4,694               166,194
   Indexing (gain) loss                                         62                 1,591                  116                 3,959
                                                  ----------------      ----------------     ----------------      ----------------
Net investment income (loss)                                (2,063)              (47,080)                 668               (19,940)
                                                  ----------------      ----------------     ----------------      ----------------
Net realized gain (loss) from share transactions               980                10,289                  823              (242,518)
Net realized gain distribution from Fund                       -                     -                    -                     -
Net change in unrealized appreciation
   (depreciation) on investment                             79,049             1,401,073              113,051             3,333,231
                                                  ----------------      ----------------     ----------------      ----------------
Net gain (loss) on investment                               80,029             1,411,362              113,874             3,090,713
Net increase (decrease) in net assets
   resulting from operations                      $         77,966      $      1,364,282     $        114,542      $      3,070,773
                                                  ================      ================     ================      ================

                        See Notes to Financial Statements

                             STATEMENT OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                  PHOENIX-OAKHURST STRATEGIC ALLOCATION          PHOENIX-OAKHURST VALUE EQUITY
                                                                SUBACCOUNT                                 SUBACCOUNT
                                                         VA1             VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                  --------------------------------------     --------------------------------------
Investment income
   Distributions                                  $        941,359      $      5,264,226     $          2,876      $        111,061
Expenses
   Mortality and expense fees                              356,497             2,507,138                3,375               148,069
   Indexing (gain) loss                                      6,027                45,471               (2,760)                3,016
                                                  ----------------      ----------------     ----------------      ----------------
Net investment income (loss)                               578,835             2,711,617                2,261               (40,024)
                                                  ----------------      ----------------     ----------------      ----------------
Net realized gain (loss) from share transactions           416,978            (2,799,128)            (109,565)           (1,178,546)
Net realized gain distribution from Fund                       -                     -                    -                     -
Net change in unrealized appreciation
   (depreciation) on investment                          5,135,211            33,752,442              161,235             3,571,315
                                                  ----------------      ----------------     ----------------      ----------------
Net gain (loss) on investment                            5,552,189            30,953,314               51,670             2,392,769
Net increase (decrease) in net assets
   resulting from operations                      $      6,131,024      $     33,664,931     $         53,931      $      2,352,745
                                                  ================      ================     ================      ================

                                                     PHOENIX-SANFORD BERNSTEIN GLOBAL          PHOENIX-SANFORD BERNSTEIN MID-CAP
                                                                  VALUE                                      VALUE
                                                                SUBACCOUNT                                 SUBACCOUNT
                                                         VA1             VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                  --------------------------------------     --------------------------------------
Investment income
   Distributions                                  $            120      $        102,863     $          1,472      $         21,405
Expenses
   Mortality and expense fees                                   76                85,702                8,341               146,247
   Indexing (gain) loss                                          2                 2,167                  248                 4,492
                                                  ----------------      ----------------     ----------------      ----------------
Net investment income (loss)                                    42                14,994               (7,117)             (129,334)
                                                  ----------------      ----------------     ----------------      ----------------
Net realized gain (loss) from share transactions                 1                   884              (41,712)             (219,195)
Net realized gain distribution from Fund                       -                     -                 29,431               423,547
Net change in unrealized appreciation
   (depreciation) on investment                              2,144             1,907,499              297,540             3,796,849
                                                  ----------------      ----------------     ----------------      ----------------
Net gain (loss) on investment                                2,145             1,908,383              285,259             4,001,201
Net increase (decrease) in net assets
   resulting from operations                      $          2,187      $      1,923,377     $        278,142      $      3,871,867
                                                  ================      ================     ================      ================

                                                   PHOENIX-SANFORD BERNSTEIN SMALL-CAP
                                                                  VALUE                          PHOENIX-SENECA MID-CAP GROWTH
                                                                SUBACCOUNT                                 SUBACCOUNT
                                                         VA1             VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                  --------------------------------------     --------------------------------------
Investment income
   Distributions                                  $            -        $            -       $            -        $            -
Expenses
   Mortality and expense fees                                4,564                73,401                4,620               120,208
   Indexing (gain) loss                                        139                 2,414                  108                 3,048
                                                  ----------------      ----------------     ----------------      ----------------
Net investment income (loss)                                (4,703)              (75,815)              (4,728)             (123,256)
                                                  ----------------      ----------------     ----------------      ----------------
Net realized gain (loss) from share transactions           (35,749)             (122,859)            (388,324)           (2,002,973)
Net realized gain distribution from Fund                     9,475               116,895                  -                     -
Net change in unrealized appreciation
   (depreciation) on investment                            189,852             2,150,837              498,967             4,420,631
                                                  ----------------      ----------------     ----------------      ----------------
Net gain (loss) on investment                              163,578             2,144,873              110,643             2,417,658
Net increase (decrease) in net assets
   resulting from operations                      $        158,875      $      2,069,058     $        105,915      $      2,294,402
                                                  ================      ================     ================      ================

                        See Notes to Financial Statements

                             STATEMENT OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                                                                  PHOENIX-STATE STREET RESEARCH
                                                      PHOENIX-SENECA STRATEGIC THEME                    SMALL-CAP GROWTH
                                                                SUBACCOUNT                                 SUBACCOUNT
                                                         VA1             VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                  --------------------------------------     --------------------------------------
Investment income
   Distributions                                  $            -        $            -       $            -        $            -
Expenses
   Mortality and expense fees                                6,950               244,002                  299                29,702
   Indexing (gain) loss                                       (139)                6,795                   15                 1,214
                                                  ----------------      ----------------     ----------------      ----------------
Net investment income (loss)                                (6,811)             (250,797)                (314)              (30,916)
                                                  ----------------      ----------------     ----------------      ----------------
Net realized gain (loss) from share transactions          (147,708)           (2,461,916)              15,637                25,851
Net realized gain distribution from Fund                       -                     -                  1,703               186,985
Net change in unrealized appreciation
   (depreciation) on investment                            363,291             8,628,535                 (396)              775,322
                                                  ----------------      ----------------     ----------------      ----------------
Net gain (loss) on investment                              215,583             6,166,619               16,944               988,158
Net increase (decrease) in net assets
   resulting from operations                      $        208,772      $      5,915,822     $         16,630      $        957,242
                                                  ================      ================     ================      ================

                                                      AIM V.I. CAPITAL APPRECIATION                 AIM V.I. PREMIER EQUITY
                                                                SUBACCOUNT                                 SUBACCOUNT
                                                         VA1             VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                  --------------------------------------     --------------------------------------
Investment income
   Distributions                                  $            -        $            -       $            157      $          4,348
Expenses
   Mortality and expense fees                                  239                 7,218                  449                20,608
   Indexing (gain) loss                                          6                   194                   10                   477
                                                  ----------------      ----------------     ----------------      ----------------
Net investment income (loss)                                  (245)               (7,412)                (302)              (16,737)
                                                  ----------------      ----------------     ----------------      ----------------
Net realized gain (loss) from share transactions                25                  (109)                   8              (101,134)
Net realized gain distribution from Fund                       -                     -                    -                     -
Net change in unrealized appreciation
   (depreciation) on investment                              6,269               158,329               10,121               465,848
                                                  ----------------      ----------------     ----------------      ----------------
Net gain (loss) on investment                                6,294               158,220               10,129               364,714
Net increase (decrease) in net assets
   resulting from operations                      $          6,049      $        150,808     $          9,827      $        347,977
                                                  ================      ================     ================      ================

                                                                                                 FEDERATED FUND FOR U.S. GOV'T
                                                     ALGER AMERICAN LEVERAGED ALLCAP                      SECURITIES II
                                                                SUBACCOUNT                                 SUBACCOUNT
                                                         VA1             VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                  --------------------------------------     --------------------------------------
Investment income
   Distributions                                  $            -        $            -       $         30,603      $        753,809
Expenses
   Mortality and expense fees                                2,380                36,138                7,465               232,903
   Indexing (gain) loss                                         52                 1,036                   39                 1,501
                                                  ----------------      ----------------     ----------------      ----------------
Net investment income (loss)                                (2,432)              (37,174)              23,099               519,405
                                                  ----------------      ----------------     ----------------      ----------------
Net realized gain (loss) from share transactions           (75,925)             (315,161)              16,584               (23,647)
Net realized gain distribution from Fund                       -                     -                  3,969                97,762
Net change in unrealized appreciation
   (depreciation) on investment                            145,486             1,172,420              (31,224)             (416,029)
                                                  ----------------      ----------------     ----------------      ----------------
Net gain (loss) on investment                               69,561               857,259              (10,671)             (341,914)
Net increase (decrease) in net assets
   resulting from operations                      $         67,129      $        820,085     $         12,428      $        177,491
                                                  ================      ================     ================      ================

                        See Notes to Financial Statements

                             STATEMENT OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                    FEDERATED HIGH INCOME BOND FUND II
                                                            -- PRIMARY SHARES                     VIP CONTRAFUND(R) PORTFOLIO
                                                                SUBACCOUNT                                 SUBACCOUNT
                                                         VA1             VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                  --------------------------------------     --------------------------------------
Investment income
   Distributions                                  $         52,855      $        250,835     $          1,105      $         22,327
Expenses
   Mortality and expense fees                                5,853                46,549                3,885                82,421
   Indexing (gain) loss                                        100                   816                  104                 1,363
                                                  ----------------      ----------------     ----------------      ----------------
Net investment income (loss)                                46,902               203,470               (2,884)              (61,457)
                                                  ----------------      ----------------     ----------------      ----------------
Net realized gain (loss) from share transactions            29,719                41,587                1,381               (95,648)
Net realized gain distribution from Fund                       -                     -                    -                     -
Net change in unrealized appreciation
   (depreciation) on investment                             24,901               408,334              103,898             1,802,759
                                                  ----------------      ----------------     ----------------      ----------------
Net gain (loss) on investment                               54,620               449,921              105,279             1,707,111
Net increase (decrease) in net assets
   resulting from operations                      $        101,522      $        653,391     $        102,395      $      1,645,654
                                                  ================      ================     ================      ================

                                                         VIP GROWTH OPPORTUNITIES                          VIP GROWTH
                                                                SUBACCOUNT                                 SUBACCOUNT
                                                         VA1             VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                  --------------------------------------     --------------------------------------
Investment income
   Distributions                                  $            344      $          3,875     $            262      $          7,893
Expenses
   Mortality and expense fees                                  723                 7,757                1,319                50,924
   Indexing (gain) loss                                         17                    80                   30                 2,681
                                                  ----------------      ----------------     ----------------      ----------------
Net investment income (loss)                                  (396)               (3,962)              (1,087)              (45,712)
                                                  ----------------      ----------------     ----------------      ----------------
Net realized gain (loss) from share transactions           (13,087)              (47,698)             (61,159)             (284,930)
Net realized gain distribution from Fund                       -                     -                    -                     -
Net change in unrealized appreciation
   (depreciation) on investment                             32,934               208,021              101,479             1,446,148
                                                  ----------------      ----------------     ----------------      ----------------
Net gain (loss) on investment                               19,847               160,323               40,320             1,161,218
Net increase (decrease) in net assets
   resulting from operations                      $         19,451      $        156,361     $         39,233      $      1,115,506
                                                  ================      ================     ================      ================

                                                                                                  TEMPLETON DEVELOPING MARKETS
                                                         MUTUAL SHARES SECURITIES                          SECURITIES
                                                                SUBACCOUNT                                 SUBACCOUNT
                                                         VA1             VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                  --------------------------------------     --------------------------------------
Investment income
   Distributions                                  $          4,023      $         47,719     $          3,436      $         13,086
Expenses
   Mortality and expense fees                                3,903                57,341                2,935                13,272
   Indexing (gain) loss                                         82                 1,358                  130                   265
                                                  ----------------      ----------------     ----------------      ----------------
Net investment income (loss)                                    38               (10,980)                 371                  (451)
                                                  ----------------      ----------------     ----------------      ----------------
Net realized gain (loss) from share transactions             4,819               (44,027)              (8,433)             (216,509)
Net realized gain distribution from Fund                       -                     -                    -                     -
Net change in unrealized appreciation
   (depreciation) on investment                             81,196             1,036,062              136,496               666,419
                                                  ----------------      ----------------     ----------------      ----------------
Net gain (loss) on investment                               86,015               992,035              128,063               449,910
Net increase (decrease) in net assets
   resulting from operations                      $         86,053      $        981,055     $        128,434      $        449,459
                                                  ================      ================     ================      ================

                        See Notes to Financial Statements

                             STATEMENT OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                       TEMPLETON FOREIGN SECURITIES            TEMPLETON GLOBAL ASSET ALLOCATION
                                                                SUBACCOUNT                                 SUBACCOUNT
                                                         VA1             VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                  --------------------------------------     --------------------------------------
Investment income
   Distributions                                  $          2,234      $         87,827     $            196      $         71,216
Expenses
   Mortality and expense fees                                1,246                62,114                   76                34,197
   Indexing (gain) loss                                         31                 1,592                    3                   821
                                                  ----------------      ----------------     ----------------      ----------------
Net investment income (loss)                                   957                24,121                  117                36,198
                                                  ----------------      ----------------     ----------------      ----------------
Net realized gain (loss) from share transactions           (35,065)             (112,204)                 (26)             (202,924)
Net realized gain distribution from Fund                       -                     -                    -                     -
Net change in unrealized appreciation
   (depreciation) on investments                            65,961             1,469,089                2,017               892,596
                                                  ----------------      ----------------     ----------------      ----------------
Net gain (loss) on investments                              30,896             1,356,885                1,991               689,672
Net increase (decrease) in net assets
   resulting from operations                      $         31,853      $      1,381,006     $          2,108      $        725,870
                                                  ================      ================     ================      ================

                                                        TEMPLETON GROWTH SECURITIES           RYDEX VARIABLE TRUST SECTOR ROTATION
                                                                SUBACCOUNT                                 SUBACCOUNT
                                                         VA1             VA2, VA3 & GSE            VA1(3)         VA2, VA3 & GSE(2)
                                                  --------------------------------------     --------------------------------------
Investment income
   Distributions                                  $          3,562      $        104,394     $            -        $            -
Expenses
   Mortality and expense fees                                1,998                84,478                   79                 4,674
   Indexing (gain) loss                                         57                 2,187                    1                   106
                                                  ----------------      ----------------     ----------------      ----------------
Net investment income (loss)                                 1,507                17,729                  (80)               (4,780)
                                                  ----------------      ----------------     ----------------      ----------------
Net realized gain (loss) from share transactions             3,573               (89,956)                   3                 7,116
Net realized gain distribution from Fund                       -                     -                    -                     -
Net change in unrealized appreciation
   (depreciation) on investments                            56,743             1,914,112                2,160                90,972
                                                  ----------------      ----------------     ----------------      ----------------
Net gain (loss) on investments                              60,316             1,824,156                2,163                98,088
Net increase (decrease) in net assets
   resulting from operations                      $         61,823      $      1,841,885     $          2,083      $         93,308
                                                  ================      ================     ================      ================

                                                     SCUDDER VIT EAFE(R) EQUITY INDEX             SCUDDER VIT EQUITY 500 INDEX
                                                                SUBACCOUNT                                 SUBACCOUNT
                                                         VA1             VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                  --------------------------------------     --------------------------------------
Investment income
   Distributions                                  $          1,779      $         29,229     $          3,207      $         45,338
Expenses
   Mortality and expense fees                                  477                 9,828                4,038                51,584
   Indexing (gain) loss                                         (6)               23,501                   98                   230
                                                  ----------------      ----------------     ----------------      ----------------
Net investment income (loss)                                 1,308                (4,100)                (929)               (6,476)
                                                  ----------------      ----------------     ----------------      ----------------
Net realized gain (loss) from share transactions           (11,969)                  111                 (310)                3,933
Net realized gain distribution from Fund                       -                     -                    -                     -
Net change in unrealized appreciation
   (depreciation) on investment                             20,000               236,837              101,129             1,065,263
                                                  ----------------      ----------------     ----------------      ----------------
Net gain (loss) on investment                                8,031               236,948              100,819             1,069,196
Net increase (decrease) in net assets
   resulting from operations                      $          9,339      $        232,848     $         99,890      $      1,062,720
                                                  ================      ================     ================      ================

                        See Notes to Financial Statements

                             STATEMENT OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                                TECHNOLOGY                            WANGER FOREIGN FORTY
                                                                SUBACCOUNT                                 SUBACCOUNT
                                                         VA1             VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                  --------------------------------------     --------------------------------------
Investment income
   Distributions                                  $            -        $            -       $             98      $          7,538
Expenses
   Mortality and expense fees                                2,704                40,913                  386                30,245
   Indexing (gain) loss                                         96                 1,341                   13                 1,002
                                                  ----------------      ----------------     ----------------      ----------------
Net investment income (loss)                                (2,800)              (42,254)                (301)              (23,709)
                                                  ----------------      ----------------     ----------------      ----------------
Net realized gain (loss) from share transactions               892              (680,730)              (6,176)              (28,344)
Net realized gain distribution from Fund                       -                     -                    -                     -
Net change in unrealized appreciation
   (depreciation) on investment                            102,292             1,927,015               20,669               926,635
                                                  ----------------      ----------------     ----------------      ----------------
Net gain (loss) on investment                              103,184             1,246,285               14,493               898,291
Net increase (decrease) in net assets
   resulting from operations                      $        100,384      $      1,204,031     $         14,192      $        874,582
                                                  ================      ================     ================      ================

                                                      WANGER INTERNATIONAL SMALL CAP                     WANGER TWENTY
                                                                SUBACCOUNT                                 SUBACCOUNT
                                                         VA1             VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                  --------------------------------------     --------------------------------------
Investment income
   Distributions                                  $          5,612      $        149,696     $            -        $            -
Expenses
   Mortality and expense fees                               15,938               568,892                1,630                56,880
   Indexing (gain) loss                                        496                17,799                   41                 1,395
                                                  ----------------      ----------------     ----------------      ----------------
Net investment income (loss)                               (10,822)             (436,995)              (1,671)              (58,275)
                                                  ----------------      ----------------     ----------------      ----------------
Net realized gain (loss) from share transactions          (262,101)             (799,367)                 918                 4,067
Net realized gain distribution from Fund                       -                     -                    -                     -
Net change in unrealized appreciation
   (depreciation) on investment                            893,279            19,331,450               39,988             1,207,313
                                                  ----------------      ----------------     ----------------      ----------------
Net gain (loss) on investment                              631,178            18,532,083               40,906             1,211,380
Net increase (decrease) in net assets
   resulting from operations                      $        620,356      $     18,095,088     $         39,235      $      1,153,105
                                                  ================      ================     ================      ================

                        See Notes to Financial Statements

                             STATEMENT OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                      WANGER U.S. SMALLER COMPANIES
                                                                SUBACCOUNT
                                                         VA1             VA2, VA3 & GSE
                                                  --------------------------------------
Investment income
   Distributions                                  $            -        $            -
Expenses
   Mortality and expense fees                               19,006             1,151,912
   Indexing (gain) loss                                        635                37,975
                                                  ----------------      ----------------
Net investment income (loss)                               (19,641)           (1,189,887)
                                                  ----------------      ----------------
Net realized gain (loss) from share transactions           104,998             6,008,172
Net realized gain distribution from Fund                       -                     -
Net change in unrealized appreciation
   (depreciation) on investment                            566,479            27,262,550
                                                  ----------------      ----------------
Net gain (loss) on investment                              671,477            33,270,722
Net increase (decrease) in net assets
   resulting from operations                      $        651,836      $     32,080,835
                                                  ================      ================

Footnotes for Statements of Operations
For the period ended December 31, 2003

(1) From inception April 29, 2003 to December 31, 2003.
(2) From inception June 2, 2003 to December 31, 2003.
(3) From inception September 3, 2003 to December 31, 2003.
(4) From inception October 7, 2003 to December 31, 2003.

                        See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                     PHOENIX-ABERDEEN INTERNATIONAL                PHOENIX-AIM MID-CAP EQUITY
                                                               SUBACCOUNT                                  SUBACCOUNT
                                                        VA1             VA2, VA3 & GSE              VA1             VA2, VA3 & GSE
                                                 --------------------------------------      --------------------------------------
FROM OPERATIONS
   Net investment income (loss)                  $         12,673      $        271,460      $           (643)     $        (51,853)
   Net realized gain (loss)                               (62,437)           (1,892,231)                  766                 6,930
   Net change in unrealized appreciation
     (depreciation) on investments                        425,699            13,466,290                15,303             1,028,355
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) resulting
     from operations                                      375,935            11,845,519                15,426               983,432
                                                 ----------------      ----------------      ----------------      ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                     7,856               854,727                   126                24,413
   Participant transfers                                 (396,098)+             (37,902)+                 894               214,260
   Participant withdrawals                               (135,560)           (6,271,309)               (2,097)             (104,807)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets
     resulting from participant transactions             (523,802)           (5,454,484)               (1,077)              133,866
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets                 (147,867)            6,391,035                14,349             1,117,298
NET ASSETS
   Beginning of period                                  1,630,170            41,924,956                56,764             3,675,455
                                                 ----------------      ----------------      ----------------      ----------------
   End of period                                 $      1,482,303      $     48,315,991      $         71,113      $      4,792,753
                                                 ================      ================      ================      ================

                                                       PHOENIX-ALLIANCE/BERNSTEIN             PHOENIX-ALLIANCE/BERNSTEIN GROWTH +
                                                             ENHANCED INDEX                                  VALUE
                                                               SUBACCOUNT                                  SUBACCOUNT
                                                        VA1             VA2, VA3 & GSE              VA1             VA2, VA3 & GSE
                                                 --------------------------------------      --------------------------------------
FROM OPERATIONS
   Net investment income (loss)                  $            298      $        (20,210)     $           (287)     $        (23,567)
   Net realized gain (loss)                               (42,828)             (344,817)                    9                 1,069
   Net change in unrealized appreciation
     (depreciation) on investments                        191,271             2,544,481                12,236               641,169
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) resulting
     from operations                                      148,741             2,179,454                11,958               618,671
                                                 ----------------      ----------------      ----------------      ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                     4,379               410,875                   -                  14,353
   Participant transfers                                 (103,063)           (1,217,808)               17,546               220,341
   Participant withdrawals                               (110,003)           (1,741,437)                   (1)              (11,866)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets
     resulting from participant transactions             (208,687)           (2,548,370)               17,545               222,828
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets                  (59,946)             (368,916)               29,503               841,499
NET ASSETS
   Beginning of period                                    664,410            10,458,346                33,538             2,418,966
                                                 ----------------      ----------------      ----------------      ----------------
   End of period                                 $        604,464      $     10,089,430      $         63,041      $      3,260,465
                                                 ================      ================      ================      ================

                        See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                    PHOENIX-DUFF & PHELPS REAL ESTATE
                                                               SECURITIES                       PHOENIX-ENGEMANN CAPITAL GROWTH
                                                               SUBACCOUNT                                  SUBACCOUNT
                                                        VA1             VA2, VA3 & GSE              VA1             VA2, VA3 & GSE
                                                 --------------------------------------      --------------------------------------
FROM OPERATIONS
   Net investment income (loss)                  $         16,144      $        296,769      $       (149,159)     $     (2,840,936)
   Net realized gain (loss)                                35,270             1,022,000               251,081           (20,766,937)
   Net change in unrealized appreciation
     (depreciation) on investments                        154,057             3,048,698             3,546,031            77,152,810
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) resulting
     from operations                                      205,471             4,367,467             3,647,953            53,544,937
                                                 ----------------      ----------------      ----------------      ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                     3,800               428,618               182,681             5,027,159
   Participant transfers                                   46,102              (252,151)             (634,828)          (14,174,392)
   Participant withdrawals                               (144,783)           (2,787,103)           (1,081,048)          (37,917,166)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets
     resulting from participant transactions              (94,881)           (2,610,636)           (1,533,195)          (47,064,399)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets                  110,590             1,756,831             2,114,758             6,480,538
NET ASSETS
   Beginning of period                                    637,217            13,741,204            15,445,121           241,708,282
                                                 ----------------      ----------------      ----------------      ----------------
   End of period                                 $        747,807      $     15,498,035      $     17,559,879      $    248,188,820
                                                 ================      ================      ================      ================

                                                    PHOENIX-ENGEMANN SMALL & MID-CAP
                                                                 GROWTH                           PHOENIX-GOODWIN MONEY MARKET
                                                               SUBACCOUNT                                  SUBACCOUNT
                                                        VA1             VA2, VA3 & GSE              VA1             VA2, VA3 & GSE
                                                 --------------------------------------      --------------------------------------
FROM OPERATIONS
   Net investment income (loss)                  $         (1,016)     $        (55,868)     $        (10,570)     $       (209,203)
   Net realized gain (loss)                               (16,752)              291,737                   -                      (1)
   Net change in unrealized appreciation
     (depreciation) on investments                         46,628             1,311,510                   -                       2
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) resulting
     from operations                                       28,860             1,547,379               (10,570)             (209,202)
                                                 ----------------      ----------------      ----------------      ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                       346               119,060               394,994             2,086,784
   Participant transfers                                  156,195             1,815,909            (1,250,837)           (1,419,796)
   Participant withdrawals                                 (1,676)           (2,776,201)           (2,002,309)          (19,416,621)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets
     resulting from participant transactions              154,865              (841,232)           (2,858,152)          (18,749,633)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets                  183,725               706,147            (2,868,722)          (18,958,835)
NET ASSETS
   Beginning of period                                     67,651             3,066,274             5,048,674            47,789,581
                                                 ----------------      ----------------      ----------------      ----------------
   End of period                                 $        251,376      $      3,772,421      $      2,179,952      $     28,830,746
                                                 ================      ================      ================      ================

                        See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                      PHOENIX-GOODWIN MULTI-SECTOR
                                                              FIXED INCOME                       PHOENIX-JANUS FLEXIBLE INCOME
                                                               SUBACCOUNT                                  SUBACCOUNT
                                                        VA1             VA2, VA3 & GSE              VA1             VA2, VA3 & GSE
                                                 --------------------------------------      --------------------------------------
FROM OPERATIONS
   Net investment income (loss)                  $        320,200      $      2,778,803      $          9,262      $        123,411
   Net realized gain (loss)                               101,199              (800,087)               15,194               131,284
   Net change in unrealized appreciation
     (depreciation) on investments                        288,118             4,390,799                (1,483)               19,458
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) resulting
     from operations                                      709,517             6,369,515                22,973               274,153
                                                 ----------------      ----------------      ----------------      ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                    15,273               781,740                   857               188,596
   Participant transfers                                  270,054            (1,697,292)              (35,129)             (419,795)
   Participant withdrawals                             (1,647,362)           (9,026,980)              (59,688)             (991,701)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets
     resulting from participant transactions           (1,362,035)           (9,942,532)              (93,960)           (1,222,900)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets                 (652,518)           (3,573,017)              (70,987)             (948,747)
NET ASSETS
   Beginning of period                                  5,771,517            53,097,731               355,379             5,681,380
                                                 ----------------      ----------------      ----------------      ----------------
   End of period                                 $      5,118,999      $     49,524,714      $        284,392      $      4,732,633
                                                 ================      ================      ================      ================

                                                     PHOENIX-KAYNE RISING DIVIDENDS          PHOENIX-KAYNE SMALL-CAP QUALITY VALUE
                                                               SUBACCOUNT                                  SUBACCOUNT
                                                        VA1             VA2, VA3 & GSE             VA1(4)           VA2, VA3 & GSE
                                                 --------------------------------------      --------------------------------------
FROM OPERATIONS
   Net investment income (loss)                  $            (83)     $         (5,558)     $             39      $         (5,797)
   Net realized gain (loss)                                   241                10,551                     1                78,514
   Net change in unrealized appreciation
     (depreciation) on investments                          3,519               160,302                   677                85,437
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) resulting
     from operations                                        3,677               165,295                   717               158,154
                                                 ----------------      ----------------      ----------------      ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                       -                  81,931                   -                  13,895
   Participant transfers                                   10,364               502,126                 7,248               467,726
   Participant withdrawals                                 (2,534)              (42,220)                  -                 (44,332)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets
     resulting from participant transactions                7,830               541,837                 7,248               437,289
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets                   11,507               707,132                 7,965               595,443
NET ASSETS
   Beginning of period                                     14,045               511,437                   -                 505,160
                                                 ----------------      ----------------      ----------------      ----------------
   End of period                                 $         25,552      $      1,218,569      $          7,965      $      1,100,603
                                                 ================      ================      ================      ================

                        See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                  PHOENIX-LAZARD INTERNATIONAL EQUITY
                                                                 SELECT                          PHOENIX-LAZARD SMALL-CAP VALUE
                                                               SUBACCOUNT                                  SUBACCOUNT
                                                        VA1             VA2, VA3 & GSE              VA1             VA2, VA3 & GSE
                                                 --------------------------------------      --------------------------------------
FROM OPERATIONS
   Net investment income (loss)                  $             (6)     $         (7,600)     $           (150)     $        (42,624)
   Net realized gain (loss)                                     7                 4,003                   398                41,120
   Net change in unrealized appreciation
     (depreciation) on investments                          1,077               425,155                 5,035             1,183,833
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) resulting
     from operations                                        1,078               421,558                 5,283             1,182,329
                                                 ----------------      ----------------      ----------------      ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                       -                  24,815                   -                  11,051
   Participant transfers                                    3,120               688,792                11,293               399,659
   Participant withdrawals                                    -                (192,710)               (1,761)               (4,839)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets
     resulting from participant transactions                3,120               520,897                 9,532               405,871
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets                    4,198               942,455                14,815             1,588,200
NET ASSETS
   Beginning of period                                        -               1,055,507                14,053             2,950,567
                                                 ----------------      ----------------      ----------------      ----------------
   End of period                                 $          4,198      $      1,997,962      $         28,868      $      4,538,767
                                                 ================      ================      ================      ================

                                                     PHOENIX-LAZARD U.S. MULTI-CAP             PHOENIX-LORD ABBETT BOND-DEBENTURE
                                                               SUBACCOUNT                                  SUBACCOUNT
                                                       VA1(3)           VA2, VA3 & GSE             VA1(1)           VA2, VA3 & GSE
                                                 --------------------------------------      --------------------------------------
FROM OPERATIONS
   Net investment income (loss)                  $              2      $        (19,205)     $            (18)     $        108,704
   Net realized gain (loss)                                    51                51,486                   248                27,427
   Net change in unrealized appreciation
     (depreciation) on investments                            135               528,726                   -                 264,113
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) resulting
     from operations                                          188               561,007                   230               400,244
                                                 ----------------      ----------------      ----------------      ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                       -                   7,418                   -                  27,972
   Participant transfers                                    2,501               102,705                  (230)              546,876
   Participant withdrawals                                    -                  (9,492)                  -                (179,441)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets
     resulting from participant transactions                2,501               100,631                  (230)              395,407
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets                    2,689               661,638                   -                 795,651
NET ASSETS
   Beginning of period                                        -               2,021,992                   -               2,265,232
                                                 ----------------      ----------------      ----------------      ----------------
   End of period                                 $          2,689      $      2,683,630      $            -        $      3,060,883
                                                 ================      ================      ================      ================

                        See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                PHOENIX-LORD ABBETT LARGE-CAP VALUE            PHOENIX-LORD ABBETT MID-CAP VALUE
                                                             SUBACCOUNT                                    SUBACCOUNT
                                                      VA1             VA2, VA3 & GSE                VA1             VA2, VA3 & GSE
                                               --------------------------------------        --------------------------------------
FROM OPERATIONS
   Net investment income (loss)                $            (59)      $        (14,441)      $            (87)     $        (10,475)
   Net realized gain (loss)                                  99                140,310                    286                 6,139
   Net change in unrealized appreciation
     (depreciation) on investments                        7,575                362,665                  8,504               354,624
                                               ----------------       ----------------       ----------------      ----------------
   Net increase (decrease) resulting
     from operations                                      7,615                488,534                  8,703               350,288
                                               ----------------       ----------------       ----------------      ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                     -                   48,255                    463                19,154
   Participant transfers                                 23,704              1,441,907                 27,434               522,901
   Participant withdrawals                                  (87)            (1,519,993)                (1,663)              (52,945)
                                               ----------------       ----------------       ----------------      ----------------
   Net increase (decrease) in net assets
     resulting from participant transactions             23,617                (29,831)                26,234               489,110
                                               ----------------       ----------------       ----------------      ----------------
   Net increase (decrease) in net assets                 31,232                458,703                 34,937               839,398
NET ASSETS
   Beginning of period                                   19,781              1,140,539                 27,359             1,161,994
                                               ----------------       ----------------       ----------------      ----------------
   End of period                               $         51,013       $      1,599,242       $         62,296      $      2,001,392
                                               ================       ================       ================      ================

                                                 PHOENIX-MFS INVESTORS GROWTH STOCK               PHOENIX-MFS INVESTORS TRUST
                                                             SUBACCOUNT                                    SUBACCOUNT
                                                      VA1             VA2, VA3 & GSE                VA1             VA2, VA3 & GSE
                                               --------------------------------------        --------------------------------------
FROM OPERATIONS
   Net investment income (loss)                $         (3,277)      $       (187,045)      $            (62)     $        (19,173)
   Net realized gain (loss)                            (148,390)              (128,308)                     3                 4,502
   Net change in unrealized appreciation
     (depreciation) on investments                      212,758              3,354,435                  5,886               549,652
                                               ----------------       ----------------       ----------------      ----------------
   Net increase (decrease) resulting
     from operations                                     61,091              3,039,082                  5,827               534,981
                                               ----------------       ----------------       ----------------      ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                   2,691                493,632                    -                   3,528
   Participant transfers                               (136,151)++           4,369,964 ++              25,876                (3,881)
   Participant withdrawals                               (8,700)            (1,868,649)                   -                 (11,968)
                                               ----------------       ----------------       ----------------      ----------------
   Net increase (decrease) in net assets
     resulting from participant transactions           (142,160)             2,994,947                 25,876               (12,321)
                                               ----------------       ----------------       ----------------      ----------------
   Net increase (decrease) in net assets                (81,069)             6,034,029                 31,703               522,660
NET ASSETS
   Beginning of period                                  384,498              9,675,017                  9,392             2,545,367
                                               ----------------       ----------------       ----------------      ----------------
   End of period                               $        303,429       $     15,709,046       $         41,095      $      3,068,027
                                               ================       ================       ================      ================

                        See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                         PHOENIX-MFS VALUE                        PHOENIX-NORTHERN DOW 30
                                                             SUBACCOUNT                                  SUBACCOUNT
                                                      VA1             VA2, VA3 & GSE              VA1             VA2, VA3 & GSE
                                               --------------------------------------        --------------------------------------
FROM OPERATIONS
   Net investment income (loss)                $          1,330      $        (23,515)       $          1,457      $         21,568
   Net realized gain (loss)                               2,902               326,183                   4,675                45,085
   Net change in unrealized appreciation
     (depreciation) on investments                       54,297               751,467                  47,976             1,307,739
                                               ----------------      ----------------        ----------------      ----------------
   Net increase (decrease) resulting
     from operations                                     58,529             1,054,135                  54,108             1,374,392
                                               ----------------      ----------------        ----------------      ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                   3,226                69,190                     -                 111,512
   Participant transfers                                 41,231               626,478                  53,950               554,419
   Participant withdrawals                               (4,287)           (3,475,959)                (83,590)           (1,037,256)
                                               ----------------      ----------------        ----------------      ----------------
   Net increase (decrease) in net assets
     resulting from participant transactions             40,170            (2,780,291)                (29,640)             (371,325)
                                               ----------------      ----------------        ----------------      ----------------
   Net increase (decrease) in net assets                 98,699            (1,726,156)                 24,468             1,003,067
NET ASSETS
   Beginning of period                                  211,735             4,440,502                 193,584             5,386,331
                                               ----------------      ----------------        ----------------      ----------------
   End of period                               $        310,434      $      2,714,346        $        218,052      $      6,389,398
                                               ================      ================        ================      ================

                                                PHOENIX-NORTHERN NASDAQ-100 INDEX(R)           PHOENIX-OAKHURST GROWTH AND INCOME
                                                             SUBACCOUNT                                    SUBACCOUNT
                                                      VA1             VA2, VA3 & GSE                VA1             VA2, VA3 & GSE
                                               --------------------------------------        --------------------------------------
FROM OPERATIONS
   Net investment income (loss)                $         (2,063)     $        (47,080)       $            668      $        (19,940)
   Net realized gain (loss)                                 980                10,289                     823              (242,518)
   Net change in unrealized appreciation
     (depreciation) on investments                       79,049             1,401,073                 113,051             3,333,231
                                               ----------------      ----------------        ----------------      ----------------
   Net increase (decrease) resulting
     from operations                                     77,966             1,364,282                 114,542             3,070,773
                                               ----------------      ----------------        ----------------      ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                     -                  91,777                   4,178               413,331
   Participant transfers                                324,379             1,645,430                 113,160              (319,525)
   Participant withdrawals                              (31,218)             (391,377)                (26,762)           (2,669,272)
                                               ----------------      ----------------        ----------------      ----------------
   Net increase (decrease) in net assets
     resulting from participant transactions            293,161             1,345,830                  90,576            (2,575,466)
                                               ----------------      ----------------        ----------------      ----------------
   Net increase (decrease) in net assets                371,127             2,710,112                 205,118               495,307
NET ASSETS
   Beginning of period                                   39,426             2,200,156                 406,709            13,655,704
                                               ----------------      ----------------        ----------------      ----------------
   End of period                               $        410,553      $      4,910,268        $        611,827      $     14,151,011
                                               ================      ================        ================      ================

                        See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                 PHOENIX-OAKHURST STRATEGIC ALLOCATION           PHOENIX-OAKHURST VALUE EQUITY
                                                               SUBACCOUNT                                  SUBACCOUNT
                                                        VA1             VA2, VA3 & GSE              VA1             VA2, VA3 & GSE
                                                 --------------------------------------      --------------------------------------
FROM OPERATIONS
   Net investment income (loss)                  $        578,835      $      2,711,617      $          2,261      $        (40,024)
   Net realized gain (loss)                               416,978            (2,799,128)             (109,565)           (1,178,546)
   Net change in unrealized appreciation
     (depreciation) on investments                      5,135,211            33,752,442               161,235             3,571,315
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) resulting
     from operations                                    6,131,024            33,664,931                53,931             2,352,745
                                                 ----------------      ----------------      ----------------      ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                   548,035             2,635,006                 1,955               315,527
   Participant transfers                                 (501,306)           (6,957,517)              (34,207)             (108,985)
   Participant withdrawals                             (4,434,307)          (31,709,574)             (197,591)           (3,097,818)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets
     resulting from participant transactions           (4,387,578)          (36,032,085)             (229,843)           (2,891,276)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets                1,743,446            (2,367,154)             (175,912)             (538,531)
NET ASSETS
   Beginning of period                                 35,424,899           207,593,293               528,948            12,574,674
                                                 ----------------      ----------------      ----------------      ----------------
   End of period                                 $     37,168,345      $    205,226,139      $        353,036      $     12,036,143
                                                 ================      ================      ================      ================

                                                    PHOENIX-SANFORD BERNSTEIN GLOBAL           PHOENIX-SANFORD BERNSTEIN MID-CAP
                                                                 VALUE                                       VALUE
                                                               SUBACCOUNT                                  SUBACCOUNT
                                                        VA1             VA2, VA3 & GSE              VA1             VA2, VA3 & GSE
                                                 --------------------------------------      --------------------------------------
FROM OPERATIONS
   Net investment income (loss)                  $             42      $         14,994      $         (7,117)     $       (129,334)
   Net realized gain (loss)                                     1                   884               (12,281)              204,352
   Net change in unrealized appreciation
     (depreciation) on investments                          2,144             1,907,499               297,540             3,796,849
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) resulting
     from operations                                        2,187             1,923,377               278,142             3,871,867
                                                 ----------------      ----------------      ----------------      ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                     1,140                16,244                 5,059               326,341
   Participant transfers                                      -                 194,085               (95,841)             (183,930)
   Participant withdrawals                                     (6)              (53,029)             (113,459)           (2,282,136)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets
     resulting from participant transactions                1,134               157,300              (204,241)           (2,139,725)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets                    3,321             2,080,677                73,901             1,732,142
NET ASSETS
   Beginning of period                                      6,238             6,091,556               876,003            11,978,489
                                                 ----------------      ----------------      ----------------      ----------------
   End of period                                 $          9,559      $      8,172,233      $        949,904      $     13,710,631
                                                 ================      ================      ================      ================

                        See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                  PHOENIX-SANFORD BERNSTEIN SMALL-CAP
                                                                 VALUE                           PHOENIX-SENECA MID-CAP GROWTH
                                                               SUBACCOUNT                                  SUBACCOUNT
                                                        VA1             VA2, VA3 & GSE              VA1             VA2, VA3 & GSE
                                                 --------------------------------------      --------------------------------------
FROM OPERATIONS
   Net investment income (loss)                  $         (4,703)     $        (75,815)     $         (4,728)     $       (123,256)
   Net realized gain (loss)                               (26,274)               (5,964)             (388,324)           (2,002,973)
   Net change in unrealized appreciation
     (depreciation) on investments                        189,852             2,150,837               498,967             4,420,631
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) resulting
     from operations                                      158,875             2,069,058               105,915             2,294,402
                                                 ----------------      ----------------      ----------------      ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                     6,476               128,099                 6,764               526,247
   Participant transfers                                  (71,760)             (448,187)             (320,382)             (528,217)
   Participant withdrawals                                (11,962)           (1,002,847)               (4,146)           (1,685,543)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets
     resulting from participant transactions              (77,246)           (1,322,935)             (317,764)           (1,687,513)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets                   81,629               746,123              (211,849)              606,889
NET ASSETS
   Beginning of period                                    500,657             6,178,412               596,941             9,223,610
                                                 ----------------      ----------------      ----------------      ----------------
   End of period                                 $        582,286      $      6,924,535      $        385,092      $      9,830,499
                                                 ================      ================      ================      ================

                                                                                                  PHOENIX-STATE STREET RESEARCH
                                                     PHOENIX-SENECA STRATEGIC THEME                     SMALL-CAP GROWTH
                                                               SUBACCOUNT                                  SUBACCOUNT
                                                        VA1             VA2, VA3 & GSE              VA1             VA2, VA3 & GSE
                                                 --------------------------------------      --------------------------------------
FROM OPERATIONS
   Net investment income (loss)                  $         (6,811)     $       (250,797)     $           (314)     $        (30,916)
   Net realized gain (loss)                              (147,708)           (2,461,916)               17,340               212,836
   Net change in unrealized appreciation
     (depreciation) on investments                        363,291             8,628,535                  (396)              775,322
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) resulting
     from operations                                      208,772             5,915,822                16,630               957,242
                                                 ----------------      ----------------      ----------------      ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                     1,357               808,754                   -                  24,150
   Participant transfers                                    9,555              (954,775)               13,522             1,025,253
   Participant withdrawals                                (49,969)           (3,098,987)                 (226)              (42,632)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets
     resulting from participant transactions              (39,057)           (3,245,008)               13,296             1,006,771
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets                  169,715             2,670,814                29,926             1,964,013
NET ASSETS
   Beginning of period                                    646,067            18,356,318                   -               1,540,423
                                                 ----------------      ----------------      ----------------      ----------------
   End of period                                 $        815,782      $     21,027,132      $         29,926      $      3,504,436
                                                 ================      ================      ================      ================

                        See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                     AIM V.I. CAPITAL APPRECIATION                  AIM V.I. PREMIER EQUITY
                                                               SUBACCOUNT                                  SUBACCOUNT
                                                        VA1             VA2, VA3 & GSE              VA1             VA2, VA3 & GSE
                                                 --------------------------------------      --------------------------------------
FROM OPERATIONS
   Net investment income (loss)                  $           (245)     $         (7,412)     $           (302)     $        (16,737)
   Net realized gain (loss)                                    25                  (109)                    8              (101,134)
   Net change in unrealized appreciation
     (depreciation) on investments                          6,269               158,329                10,121               465,848
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) resulting
     from operations                                        6,049               150,808                 9,827               347,977
                                                 ----------------      ----------------      ----------------      ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                     3,084                45,545                 1,375                57,483
   Participant transfers                                   33,406               589,152                 7,250                90,327
   Participant withdrawals                                   (700)             (157,987)                 (838)             (655,077)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets
     resulting from participant transactions               35,790               476,710                 7,787              (507,267)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets                   41,839               627,518                17,614              (159,290)
NET ASSETS
   Beginning of period                                     13,686               313,524                39,241             1,781,563
                                                 ----------------      ----------------      ----------------      ----------------
   End of period                                 $         55,525      $        941,042      $         56,855      $      1,622,273
                                                 ================      ================      ================      ================

                                                                                                 FEDERATED FUND FOR U.S. GOV'T
                                                    ALGER AMERICAN LEVERAGED ALLCAP                       SECURITIES II
                                                               SUBACCOUNT                                  SUBACCOUNT
                                                        VA1             VA2, VA3 & GSE              VA1             VA2, VA3 & GSE
                                                 --------------------------------------      --------------------------------------
FROM OPERATIONS
   Net investment income (loss)                  $         (2,432)     $        (37,174)     $         23,099      $        519,405
   Net realized gain (loss)                               (75,925)             (315,161)               20,553                74,115
   Net change in unrealized appreciation
     (depreciation) on investments                        145,486             1,172,420               (31,224)             (416,029)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) resulting
     from operations                                       67,129               820,085                12,428               177,491
                                                 ----------------      ----------------      ----------------      ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                     1,808               156,476                 5,647               539,223
   Participant transfers                                  140,730               976,198              (167,785)           (4,205,641)
   Participant withdrawals                                (56,149)             (390,277)             (288,225)           (4,333,928)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets
     resulting from participant transactions               86,389               742,397              (450,363)           (8,000,346)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets                  153,518             1,562,482              (437,935)           (7,822,855)
NET ASSETS
   Beginning of period                                    138,703             1,991,793               960,856            21,550,856
                                                 ----------------      ----------------      ----------------      ----------------
   End of period                                 $        292,221      $      3,554,275      $        522,921      $     13,728,001
                                                 ================      ================      ================      ================

                        See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                    FEDERATED HIGH INCOME BOND FUND
                                                          II -- PRIMARY SHARES                    VIP CONTRAFUND(R) PORTFOLIO
                                                               SUBACCOUNT                                  SUBACCOUNT
                                                        VA1             VA2, VA3 & GSE              VA1             VA2, VA3 & GSE
                                                 --------------------------------------      --------------------------------------
FROM OPERATIONS
   Net investment income (loss)                  $         46,902      $        203,470      $         (2,884)     $        (61,457)
   Net realized gain (loss)                                29,719                41,587                 1,381               (95,648)
   Net change in unrealized appreciation
     (depreciation) on investments                         24,901               408,334               103,898             1,802,759
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) resulting
     from operations                                      101,522               653,391               102,395             1,645,654
                                                 ----------------      ----------------      ----------------      ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                    25,682               225,950                 2,665               299,001
   Participant transfers                                  174,019             1,275,708                75,837             1,592,550
   Participant withdrawals                               (129,661)             (447,220)              (14,888)             (948,443)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets
     resulting from participant transactions               70,040             1,054,438                63,614               943,108
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets                  171,562             1,707,829               166,009             2,588,762
NET ASSETS
   Beginning of period                                    525,585             2,828,885               284,863             5,783,103
                                                 ----------------      ----------------      ----------------      ----------------
   End of period                                 $        697,147      $      4,536,714      $        450,872      $      8,371,865
                                                 ================      ================      ================      ================

                                                        VIP GROWTH OPPORTUNITIES                           VIP GROWTH
                                                               SUBACCOUNT                                  SUBACCOUNT
                                                        VA1             VA2, VA3 & GSE              VA1             VA2, VA3 & GSE
                                                 --------------------------------------      --------------------------------------
FROM OPERATIONS
   Net investment income (loss)                  $           (396)     $         (3,962)     $         (1,087)     $        (45,712)
   Net realized gain (loss)                               (13,087)              (47,698)              (61,159)             (284,930)
   Net change in unrealized appreciation
     (depreciation) on investments                         32,934               208,021               101,479             1,446,148
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) resulting
     from operations                                       19,451               156,361                39,233             1,115,506
                                                 ----------------      ----------------      ----------------      ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                       280                63,027                 4,102               249,704
   Participant transfers                                   (4,563)              (52,884)               48,531               618,831
   Participant withdrawals                                 (1,227)              (60,494)              (88,387)             (805,514)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets
     resulting from participant transactions               (5,510)              (50,351)              (35,754)               63,021
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets                   13,941               106,010                 3,479             1,178,527
NET ASSETS
   Beginning of period                                     50,477               588,203               144,433             3,652,160
                                                 ----------------      ----------------      ----------------      ----------------
   End of period                                 $         64,418      $        694,213      $        147,912      $      4,830,687
                                                 ================      ================      ================      ================

                        See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                                                                  TEMPLETON DEVELOPING MARKETS
                                                        MUTUAL SHARES SECURITIES                           SECURITIES
                                                               SUBACCOUNT                                  SUBACCOUNT
                                                        VA1             VA2, VA3 & GSE              VA1             VA2, VA3 & GSE
                                                 --------------------------------------      --------------------------------------
FROM OPERATIONS
   Net investment income (loss)                  $             38      $        (10,980)     $            371      $           (451)
   Net realized gain (loss)                                 4,819               (44,027)               (8,433)             (216,509)
   Net change in unrealized appreciation
     (depreciation) on investments                         81,196             1,036,062               136,496               666,419
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) resulting
     from operations                                       86,053               981,055               128,434               449,459
                                                 ----------------      ----------------      ----------------      ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                    12,053               143,817                   -                  25,623
   Participant transfers                                    6,959               210,756                (1,900)              (55,861)
   Participant withdrawals                                (16,676)             (651,435)               (3,818)             (235,135)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets
     resulting from participant transactions                2,336              (296,862)               (5,718)             (265,373)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets                   88,389               684,193               122,716               184,086
NET ASSETS
   Beginning of period                                    358,488             4,464,814               255,991             1,015,276
                                                 ----------------      ----------------      ----------------      ----------------
   End of period                                 $        446,877      $      5,149,007      $        378,707      $      1,199,362
                                                 ================      ================      ================      ================

                                                      TEMPLETON FOREIGN SECURITIES             TEMPLETON GLOBAL ASSET ALLOCATION
                                                               SUBACCOUNT                                  SUBACCOUNT
                                                        VA1             VA2, VA3 & GSE              VA1             VA2, VA3 & GSE
                                                 --------------------------------------      --------------------------------------
FROM OPERATIONS
   Net investment income (loss)                  $            957      $         24,121      $            117      $         36,198
   Net realized gain (loss)                               (35,065)             (112,204)                  (26)             (202,924)
   Net change in unrealized appreciation
     (depreciation) on investments                         65,961             1,469,089                 2,017               892,596
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) resulting
     from operations                                       31,853             1,381,006                 2,108               725,870
                                                 ----------------      ----------------      ----------------      ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                       185               285,526                   -                 106,124
   Participant transfers                                   (4,094)              118,978                   -                (210,583)
   Participant withdrawals                                (69,241)             (996,398)                  (23)             (360,513)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets
     resulting from participant transactions              (73,150)             (591,894)                  (23)             (464,972)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets                  (41,297)              789,112                 2,085               260,898
NET ASSETS
   Beginning of period                                    142,168             4,914,163                 6,906             2,732,753
                                                 ----------------      ----------------      ----------------      ----------------
   End of period                                 $        100,871      $      5,703,275      $          8,991      $      2,993,651
                                                 ================      ================      ================      ================

                        See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                       TEMPLETON GROWTH SECURITIES            RYDEX VARIABLE TRUST SECTOR ROTATION
                                                               SUBACCOUNT                                  SUBACCOUNT
                                                        VA1             VA2, VA3 & GSE             VA1(3)         VA2, VA3 & GSE(2)
                                                 --------------------------------------      --------------------------------------
FROM OPERATIONS
   Net investment income (loss)                  $          1,507      $         17,729      $            (80)     $         (4,780)
   Net realized gain (loss)                                 3,573               (89,956)                    3                 7,116
   Net change in unrealized appreciation
     (depreciation) on investments                         56,743             1,914,112                 2,160                90,972
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) resulting
     from operations                                       61,823             1,841,885                 2,083                93,308
                                                 ----------------      ----------------      ----------------      ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                    10,184               223,837                   -                  26,502
   Participant transfers                                  (21,364)              711,038                28,208               738,653
   Participant withdrawals                                 (6,600)           (1,064,131)                   (2)             (155,261)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets
     resulting from participant transactions              (17,780)             (129,256)               28,206               609,894
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets                   44,043             1,712,629                30,289               703,202
NET ASSETS
   Beginning of period                                    192,954             6,411,545                   -                     -
                                                 ----------------      ----------------      ----------------      ----------------
   End of period                                 $        236,997      $      8,124,174      $         30,289      $        703,202
                                                 ================      ================      ================      ================

                                                    SCUDDER VIT EAFE(R) EQUITY INDEX              SCUDDER VIT EQUITY 500 INDEX
                                                               SUBACCOUNT                                  SUBACCOUNT
                                                        VA1             VA2, VA3 & GSE              VA1             VA2, VA3 & GSE
                                                 --------------------------------------      --------------------------------------
FROM OPERATIONS
   Net investment income (loss)                  $          1,308      $         (4,100)     $           (929)     $         (6,476)
   Net realized gain (loss)                               (11,969)                  111                  (310)                3,933
   Net change in unrealized appreciation
     (depreciation) on investments                         20,000               236,837               101,129             1,065,263
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) resulting
     from operations                                        9,339               232,848                99,890             1,062,720
                                                 ----------------      ----------------      ----------------      ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                       -                  39,818                   618                97,451
   Participant transfers                                  (33,393)              312,756               310,404             2,750,032
   Participant withdrawals                                 (1,767)             (215,416)                 (925)             (550,005)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets
     resulting from participant transactions              (35,160)              137,158               310,097             2,297,478
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets                  (25,821)              370,006               409,987             3,360,198
NET ASSETS
   Beginning of period                                     75,215               679,126               244,376             2,529,150
                                                 ----------------      ----------------      ----------------      ----------------
   End of period                                 $         49,394      $      1,049,132      $        654,363      $      5,889,348
                                                 ================      ================      ================      ================

                        See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                               TECHNOLOGY                             WANGER FOREIGN FORTY
                                                               SUBACCOUNT                                  SUBACCOUNT
                                                        VA1             VA2, VA3 & GSE              VA1             VA2, VA3 & GSE
                                                 --------------------------------------      --------------------------------------
FROM OPERATIONS
   Net investment income (loss)                  $         (2,800)     $        (42,254)     $           (301)     $        (23,709)
   Net realized gain (loss)                                   892              (680,730)               (6,176)              (28,344)
   Net change in unrealized appreciation
     (depreciation) on investments                        102,292             1,927,015                20,669               926,635
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) resulting
     from operations                                      100,384             1,204,031                14,192               874,582
                                                 ----------------      ----------------      ----------------      ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                     4,982               235,604                   462                91,045
   Participant transfers                                   82,901               204,202                22,278               739,304
   Participant withdrawals                                 (1,495)             (530,780)                  (16)             (785,800)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets
     resulting from participant transactions               86,388               (90,974)               22,724                44,549
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets                  186,772             1,113,057                36,916               919,131
NET ASSETS
   Beginning of period                                    179,685             2,732,743                31,824             2,130,318
                                                 ----------------      ----------------      ----------------      ----------------
   End of period                                 $        366,457      $      3,845,800      $         68,740      $      3,049,449
                                                 ================      ================      ================      ================

                                                     WANGER INTERNATIONAL SMALL CAP                      WANGER TWENTY
                                                               SUBACCOUNT                                  SUBACCOUNT
                                                        VA1             VA2, VA3 & GSE              VA1             VA2, VA3 & GSE
                                                 --------------------------------------      --------------------------------------
FROM OPERATIONS
   Net investment income (loss)                  $        (10,822)     $       (436,995)     $         (1,671)     $        (58,275)
   Net realized gain (loss)                              (262,101)             (799,367)                  918                 4,067
   Net change in unrealized appreciation
     (depreciation) on investments                        893,279            19,331,450                39,988             1,207,313
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) resulting
     from operations                                      620,356            18,095,088                39,235             1,153,105
                                                 ----------------      ----------------      ----------------      ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                     7,592             1,028,978                   -                 132,717
   Participant transfers                                 (285,646)           (1,147,525)              (62,233)              466,096
   Participant withdrawals                               (145,665)           (7,749,312)               (1,805)             (454,627)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets
     resulting from participant transactions             (423,719)           (7,867,859)              (64,038)              144,186
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets                  196,637            10,227,229               (24,803)            1,297,291
NET ASSETS
   Beginning of period                                  1,677,684            43,032,080               198,690             3,899,434
                                                 ----------------      ----------------      ----------------      ----------------
   End of period                                 $      1,874,321      $     53,259,309      $        173,887      $      5,196,725
                                                 ================      ================      ================      ================

                        See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                     WANGER U.S. SMALLER COMPANIES
                                                               SUBACCOUNT
                                                        VA1             VA2, VA3 & GSE
                                                 --------------------------------------
FROM OPERATIONS
   Net investment income (loss)                  $        (19,641)     $     (1,189,887)
   Net realized gain (loss)                               104,998             6,008,172
   Net change in unrealized appreciation
     (depreciation) on investments                        566,479            27,262,550
                                                 ----------------      ----------------
   Net increase (decrease) resulting
     from operations                                      651,836            32,080,835
                                                 ----------------      ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                    16,545             1,622,957
   Participant transfers                                 (104,436)           (3,776,158)
   Participant withdrawals                               (286,740)          (17,003,133)
                                                 ----------------      ----------------
   Net increase (decrease) in net assets
     resulting from participant transactions             (374,631)          (19,156,334)
                                                 ----------------      ----------------
   Net increase (decrease) in net assets                  277,205            12,924,501
NET ASSETS
   Beginning of period                                  1,897,143            88,615,783
                                                 ----------------      ----------------
   End of period                                 $      2,174,348      $    101,540,284
                                                 ================      ================

+ Participant transfers include net assets transferred in from Aberdeen New Asia on February 7, 2003.
++ Participant transfers include net assets transferred in from MFS Investors
   Growth and Van Kampen Focus Equity on February 14, 2003.

Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2003

(1) From inception April 29, 2003 to December 31, 2003.
(2) From inception June 2, 2003 to December 31, 2003.
(3) From inception September 3, 2003 to December 31, 2003.
(4) From inception October 7, 2003 to December 31, 2003.

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                    PHOENIX-ABERDEEN INTERNATIONAL                 PHOENIX-ABERDEEN NEW ASIA
                                                               SUBACCOUNT                                 SUBACCOUNT
                                                        VA1             VA2, VA3 & GSE              VA1             VA2, VA3 & GSE
                                                 --------------------------------------      --------------------------------------
FROM OPERATIONS
   Net investment income (loss)                  $            716      $       (131,484)     $          2,287      $         41,906
   Net realized gain (loss)                               (69,346)           (5,881,776)              (14,860)              (67,141)
   Net unrealized appreciation (depreciation)            (267,651)           (2,994,904)               (3,436)              208,899
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) resulting
     from operations                                     (336,281)           (9,008,164)              (16,009)              183,664
                                                 ----------------      ----------------      ----------------      ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                     8,626             1,135,028                   -                 152,936
   Participant transfers                                 (289,180)           (6,211,506)              165,561                53,830
   Participant withdrawals                               (130,847)          (10,159,871)             (112,075)             (621,837)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets
     resulting from participant transactions             (411,401)          (15,236,349)               53,486              (415,071)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets                 (747,682)          (24,244,513)               37,477              (231,407)
NET ASSETS
   Beginning of period                                  2,377,852            66,169,469                37,630             3,528,818
                                                 ----------------      ----------------      ----------------      ----------------
   End of period                                 $      1,630,170      $     41,924,956      $         75,107      $      3,297,411
                                                 ================      ================      ================      ================

                                                                                               PHOENIX-ALLIANCE/BERNSTEIN GROWTH +
                                                         PHOENIX-AIM MID-CAP EQUITY                           VALUE
                                                               SUBACCOUNT                                  SUBACCOUNT
                                                        VA1(1)          VA2, VA3 & GSE              VA1             VA2, VA3 & GSE
                                                 --------------------------------------      --------------------------------------
FROM OPERATIONS
   Net investment income (loss)                  $           (244)     $        (45,326)     $           (320)     $        (21,382)
   Net realized gain (loss)                                     7                   957                (5,997)              (26,323)
   Net unrealized appreciation (depreciation)              (2,469)             (446,519)              (11,393)             (801,290)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) resulting
     from operations                                       (2,706)             (490,888)              (17,710)             (848,995)
                                                 ----------------      ----------------      ----------------      ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                     3,107                21,063                 1,283                 7,789
   Participant transfers                                   56,754               928,017                 3,750               532,328
   Participant withdrawals                                   (391)             (213,061)                   (1)              (46,871)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets
     resulting from participant transactions               59,470               736,019                 5,032               493,246
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets                   56,764               245,131               (12,678)             (355,749)
NET ASSETS
   Beginning of period                                        -               3,430,324                46,216             2,774,715
                                                 ----------------      ----------------      ----------------      ----------------
   End of period                                 $         56,764      $      3,675,455      $         33,538      $      2,418,966
                                                 ================      ================      ================      ================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                  (CONTINUED)

                                                                                                  PHOENIX-DEUTSCHE NASDAQ-100
                                                        PHOENIX-DEUTSCHE DOW 30                             INDEX(R)
                                                               SUBACCOUNT                                  SUBACCOUNT
                                                        VA1             VA2, VA3 & GSE              VA1             VA2, VA3 & GSE
                                                 --------------------------------------      --------------------------------------
FROM OPERATIONS
   Net investment income (loss)                  $            622      $        (18,350)     $           (447)     $        (34,797)
   Net realized gain (loss)                                (5,395)             (511,519)                 (635)             (133,632)
   Net unrealized appreciation (depreciation)             (39,283)             (740,094)              (22,837)           (1,319,212)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) resulting
     from operations                                      (44,056)           (1,269,963)              (23,919)           (1,487,641)
                                                 ----------------      ----------------      ----------------      ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                       -                 208,893                   -                  80,757
   Participant transfers                                   37,036               755,518                 1,193              (176,118)
   Participant withdrawals                                   (231)           (5,135,390)                 (106)             (418,538)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets
     resulting from participant transactions               36,805            (4,170,979)                1,087              (513,899)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets                   (7,251)           (5,440,942)              (22,832)           (2,001,540)
NET ASSETS
   Beginning of period                                    200,835            10,827,273                62,258             4,201,696
                                                 ----------------      ----------------      ----------------      ----------------
   End of period                                 $        193,584      $      5,386,331      $         39,426      $      2,200,156
                                                 ================      ================      ================      ================

                                                    PHOENIX-DUFF & PHELPS REAL ESTATE
                                                               SECURITIES                       PHOENIX-ENGEMANN CAPITAL GROWTH
                                                               SUBACCOUNT                                  SUBACCOUNT
                                                        VA1             VA2, VA3 & GSE              VA1             VA2, VA3 & GSE
                                                 --------------------------------------      --------------------------------------
FROM OPERATIONS
   Net investment income (loss)                  $         16,548      $        356,151      $       (209,302)     $     (3,889,428)
   Net realized gain (loss)                                (5,804)              125,386               911,967           (32,947,675)
   Net unrealized appreciation (depreciation)               5,327               719,527            (7,538,103)          (64,386,316)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) resulting
     from operations                                       16,071             1,201,064            (6,835,438)         (101,223,419)
                                                 ----------------      ----------------      ----------------      ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                     2,728               443,720               152,853             7,964,116
   Participant transfers                                  562,136             2,665,316            (4,134,530)          (32,886,868)
   Participant withdrawals                               (143,627)           (3,412,584)           (3,161,557)          (57,001,888)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets
     resulting from participant transactions              421,237              (303,548)           (7,143,234)          (81,924,640)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets                  437,308               897,516           (13,978,672)         (183,148,059)
NET ASSETS
   Beginning of period                                    199,909            12,843,688            29,423,793           424,856,341
                                                 ----------------      ----------------      ----------------      ----------------
   End of period                                 $        637,217      $     13,741,204      $     15,445,121      $    241,708,282
                                                 ================      ================      ================      ================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                  (CONTINUED)

                                                     PHOENIX-ENGEMANN SMALL & MID-
                                                              CAP GROWTH                         PHOENIX-GOODWIN MONEY MARKET
                                                              SUBACCOUNT                                  SUBACCOUNT
                                                        VA1             VA2, VA3 & GSE              VA1             VA2, VA3 & GSE
                                                 --------------------------------------      --------------------------------------
FROM OPERATIONS
   Net investment income (loss)                  $           (675)     $        (44,802)     $         21,432      $         84,766
   Net realized gain (loss)                                (8,097)             (162,577)                  -                     -
   Net unrealized appreciation (depreciation)             (18,922)           (1,261,154)                  -                     -
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) resulting
     from operations                                      (27,694)           (1,468,533)               21,432                84,766
                                                 ----------------      ----------------      ----------------      ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                       -                  41,846                78,662             2,625,173
   Participant transfers                                   13,159               160,133               897,263             6,841,858
   Participant withdrawals                                    (16)             (436,576)           (1,153,845)          (22,890,993)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets
     resulting from participant transactions               13,143              (234,597)             (177,920)          (13,423,962)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets                  (14,551)           (1,703,130)             (156,488)          (13,339,196)
NET ASSETS
   Beginning of period                                     82,202             4,769,404             5,205,162            61,128,777
                                                 ----------------      ----------------      ----------------      ----------------
   End of period                                 $         67,651      $      3,066,274      $      5,048,674      $     47,789,581
                                                 ================      ================      ================      ================

                                                      PHOENIX-GOODWIN MULTI-SECTOR
                                                              FIXED INCOME                       PHOENIX-HOLLISTER VALUE EQUITY
                                                               SUBACCOUNT                                  SUBACCOUNT
                                                        VA1             VA2, VA3 & GSE              VA1             VA2, VA3 & GSE
                                                 --------------------------------------      --------------------------------------
FROM OPERATIONS
   Net investment income (loss)                  $        307,743      $      3,246,825      $         (3,389)     $        (61,080)
   Net realized gain (loss)                               (60,302)             (540,800)              (34,692)             (735,623)
   Net unrealized appreciation (depreciation)             230,647             1,848,800              (153,290)           (3,439,099)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) resulting
     from operations                                      478,088             4,554,825              (191,371)           (4,235,802)
                                                 ----------------      ----------------      ----------------      ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                    17,699               837,316                 4,303               625,263
   Participant transfers                                  117,960               317,045               115,206             1,247,170
   Participant withdrawals                               (666,973)          (13,719,199)              (25,414)           (4,360,578)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets
     resulting from participant transactions             (531,314)          (12,564,838)               94,095            (2,488,145)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets                  (53,226)           (8,010,013)              (97,276)           (6,723,947)
NET ASSETS
   Beginning of period                                  5,824,743            61,107,744               626,224            19,298,621
                                                 ----------------      ----------------      ----------------      ----------------
   End of period                                 $      5,771,517      $     53,097,731      $        528,948      $     12,574,674
                                                 ================      ================      ================      ================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                  (CONTINUED)

                                                          PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX
                                                                          SUBACCOUNT
                                                        VA1             VA2, VA3 & GSE              SIP
                                                 ------------------------------------------------------------
FROM OPERATIONS
   Net investment income (loss)                  $         (1,044)     $        (51,868)     $         41,332
   Net realized gain (loss)                              (145,235)             (455,822)              (42,007)
   Net unrealized appreciation (depreciation)            (146,131)           (3,732,209)           (1,311,119)
                                                 ----------------      ----------------      ----------------
   Net increase (decrease) resulting
     from operations                                     (292,410)           (4,239,899)           (1,311,794)
                                                 ----------------      ----------------      ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                     1,650               654,794             2,587,416
   Participant transfers                                 (273,527)           (3,304,293)                -
   Participant withdrawals                                (23,163)           (1,861,616)           (2,514,241)
                                                 ----------------      ----------------      ----------------
   Net increase (decrease) in net assets
     resulting from participant transactions             (295,040)           (4,511,115)               73,175
                                                 ----------------      ----------------      ----------------
   Net increase (decrease) in net assets                 (587,450)           (8,751,014)           (1,238,619)
NET ASSETS
   Beginning of period                                  1,251,860            19,209,360             5,536,044
                                                 ----------------      ----------------      ----------------
   End of period                                 $        664,410      $     10,458,346      $      4,297,425
                                                 ================      ================      ================

                                                      PHOENIX-JANUS FLEXIBLE INCOME                   PHOENIX-JANUS GROWTH
                                                               SUBACCOUNT                                  SUBACCOUNT
                                                        VA1             VA2, VA3 & GSE              VA1             VA2, VA3 & GSE
                                                 --------------------------------------      --------------------------------------
FROM OPERATIONS
   Net investment income (loss)                  $         13,149      $        194,284      $         (6,256)     $       (157,411)
   Net realized gain (loss)                                 2,756                94,291              (300,206)           (1,484,764)
   Net unrealized appreciation (depreciation)              16,051               228,156                41,927            (3,551,608)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) resulting
     from operations                                       31,956               516,731              (264,535)           (5,193,783)
                                                 ----------------      ----------------      ----------------      ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                       310               177,667                 4,943               753,141
   Participant transfers                                  355,868             2,419,108              (189,613)            2,510,588
   Participant withdrawals                               (222,760)           (6,710,202)              (47,894)           (3,445,003)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets
     resulting from participant transactions              133,418            (4,113,427)             (232,564)             (181,274)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets                  165,374            (3,596,696)             (497,099)           (5,375,057)
NET ASSETS
   Beginning of period                                    190,005             9,278,076               881,597            15,050,074
                                                 ----------------      ----------------      ----------------      ----------------
   End of period                                 $        355,379      $      5,681,380      $        384,498      $      9,675,017
                                                 ================      ================      ================      ================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                  (CONTINUED)

                                                                                                 PHOENIX-KAYNE SMALL-CAP QUALITY
                                                      PHOENIX-KAYNE LARGE-CAP CORE                           VALUE
                                                               SUBACCOUNT                                  SUBACCOUNT
                                                        VA1(7)        VA2, VA3 & GSE(5)             VA1           VA2, VA3 & GSE(5)
                                                 --------------------------------------      --------------------------------------
FROM OPERATIONS
   Net investment income (loss)                  $            (10)     $         (1,514)     $            -        $          1,179
   Net realized gain (loss)                                    41                   -                     -                   2,006
   Net unrealized appreciation (depreciation)                 720               (17,936)                  -                    (584)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) resulting
     from operations                                          751               (19,450)                  -                   2,601
                                                 ----------------      ----------------      ----------------      ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                       -                 500,075                   -                 497,968
   Participant transfers                                   13,727                38,531                   -                   2,560
   Participant withdrawals                                   (433)               (7,719)                  -                   2,031
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets
     resulting from participant transactions               13,294               530,887                   -                 502,559
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets                   14,045               511,437                   -                 505,160
NET ASSETS
   Beginning of period                                        -                     -                     -                     -
                                                 ----------------      ----------------      ----------------      ----------------
   End of period                                 $         14,045      $        511,437      $            -        $        505,160
                                                 ================      ================      ================      ================

                                                   PHOENIX-LAZARD INTERNATIONAL EQUITY
                                                                 SELECT                          PHOENIX-LAZARD SMALL-CAP VALUE
                                                               SUBACCOUNT                                  SUBACCOUNT
                                                        VA1(8)        VA2, VA3 & GSE(5)            VA1(7)           VA2, VA3 & GSE
                                                 --------------------------------------      --------------------------------------
FROM OPERATIONS
   Net investment income (loss)                  $             (2)     $         (4,826)     $            (24)     $        (11,837)
   Net realized gain (loss)                                   144                    27                    26                    62
   Net unrealized appreciation (depreciation)                 -                 (41,487)                  743               (66,518)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) resulting
     from operations                                          142               (46,286)                  745               (78,293)
                                                 ----------------      ----------------      ----------------      ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                       -               1,000,136                   -               3,000,165
   Participant transfers                                    5,297               102,484                13,727                33,514
   Participant withdrawals                                 (5,439)                 (827)                 (419)               (4,819)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets
     resulting from participant transactions                 (142)            1,101,793                13,308             3,028,860
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets                      -               1,055,507                14,053             2,950,567
NET ASSETS
   Beginning of period                                        -                     -                     -                     -
                                                 ----------------      ----------------      ----------------      ----------------
   End of period                                 $            -        $      1,055,507      $         14,053      $      2,950,567
                                                 ================      ================      ================      ================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                  (CONTINUED)

                                                                                                    PHOENIX-LORD ABBETT BOND-
                                                       PHOENIX-LAZARD U.S. MULTI-CAP                       DEBENTURE
                                                               SUBACCOUNT                                  SUBACCOUNT
                                                        VA1           VA2, VA3 & GSE(5)             VA1           VA2, VA3 & GSE(5)
                                                 --------------------------------------      --------------------------------------
FROM OPERATIONS
   Net investment income (loss)                  $            -        $         (4,813)     $            -        $         28,199
   Net realized gain (loss)                                   -                    (170)                  -                   3,518
   Net unrealized appreciation (depreciation)                 -                   5,257                   -                  90,527
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) resulting
     from operations                                          -                     274                   -                 122,244
                                                 ----------------      ----------------      ----------------      ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                       -               2,000,000                   -               2,001,184
   Participant transfers                                      -                  21,718                   -                 145,481
   Participant withdrawals                                    -                     -                     -                  (3,677)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets
     resulting from participant transactions                  -               2,021,718                   -               2,142,988
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets                      -               2,021,992                   -               2,265,232
NET ASSETS
   Beginning of period                                        -                     -                     -                     -
                                                 ----------------      ----------------      ----------------      ----------------
   End of period                                 $            -        $      2,021,992      $            -        $      2,265,232
                                                 ================      ================      ================      ================

                                                       PHOENIX-LORD ABBETT LARGE-CAP
                                                                 VALUE                          PHOENIX-LORD ABBETT MID-CAP VALUE
                                                               SUBACCOUNT                                 SUBACCOUNT
                                                       VA1(8)         VA2, VA3 & GSE(5)           VA1(6)          VA2, VA3 & GSE(5)
                                                 --------------------------------------      --------------------------------------
FROM OPERATIONS
   Net investment income (loss)                  $             21      $         (2,810)     $             21      $         (1,817)
   Net realized gain (loss)                                    31                  (397)                   12                   (33)
   Net unrealized appreciation (depreciation)                (617)               (9,262)                  689                 1,375
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) resulting
     from operations                                         (565)              (12,469)                  722                  (475)
                                                 ----------------      ----------------      ----------------      ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                       -               1,000,276                   150             1,000,155
   Participant transfers                                   24,609               155,322                26,902               162,226
   Participant withdrawals                                 (4,263)               (2,590)                 (415)                   88
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets
     resulting from participant transactions               20,346             1,153,008                26,637             1,162,469
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets                   19,781             1,140,539                27,359             1,161,994
NET ASSETS
   Beginning of period                                        -                     -                     -                     -
                                                 ----------------      ----------------      ----------------      ----------------
   End of period                                 $         19,781      $      1,140,539      $         27,359      $      1,161,994
                                                 ================      ================      ================      ================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                  (CONTINUED)

                                                      PHOENIX-MFS INVESTORS GROWTH
                                                                  STOCK                           PHOENIX-MFS INVESTORS TRUST
                                                               SUBACCOUNT                                  SUBACCOUNT
                                                        VA1(4)          VA2, VA3 & GSE              VA1(3)          VA2, VA3 & GSE
                                                 --------------------------------------      --------------------------------------
FROM OPERATIONS
   Net investment income (loss)                  $            (21)     $        (38,450)     $            (33)     $        (21,497)
   Net realized gain (loss)                                   (66)              (21,812)                 (342)                2,739
   Net unrealized appreciation (depreciation)                (224)           (1,021,723)               (2,579)             (674,659)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) resulting
     from operations                                         (311)           (1,081,985)               (2,954)             (693,417)
                                                 ----------------      ----------------      ----------------      ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                       -                  22,659                   -                   1,779
   Participant transfers                                    7,202               338,574                12,378               113,060
   Participant withdrawals                                   (832)             (123,070)                  (32)              (15,401)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets
     resulting from participant transactions                6,370               238,163                12,346                99,438
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets                    6,059              (843,822)                9,392              (593,979)
NET ASSETS
   Beginning of period                                        -               3,553,677                   -               3,139,346
                                                 ----------------      ----------------      ----------------      ----------------
   End of period                                 $          6,059      $      2,709,855      $          9,392      $      2,545,367
                                                 ================      ================      ================      ================

                                                                                                   PHOENIX-OAKHURST GROWTH AND
                                                            PHOENIX-MFS VALUE                                INCOME
                                                               SUBACCOUNT                                  SUBACCOUNT
                                                        VA1             VA2, VA3 & GSE              VA1             VA2, VA3 & GSE
                                                 --------------------------------------      --------------------------------------
FROM OPERATIONS
   Net investment income (loss)                  $            684      $        (11,569)     $         (2,217)     $        (91,134)
   Net realized gain (loss)                                  (354)                  283               (98,377)           (1,477,919)
   Net unrealized appreciation (depreciation)             (15,288)             (657,160)             (108,597)           (3,544,744)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) resulting
     from operations                                      (14,958)             (668,446)             (209,191)           (5,113,797)
                                                 ----------------      ----------------      ----------------      ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                     2,643                20,788                 7,101               551,592
   Participant transfers                                  177,784             1,922,258              (223,621)           (1,389,729)
   Participant withdrawals                                   (278)             (277,257)              (22,908)           (3,608,636)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets
     resulting from participant transactions              180,149             1,665,789              (239,428)           (4,446,773)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets                  165,191               997,343              (448,619)           (9,560,570)
NET ASSETS
   Beginning of period                                     46,544             3,443,159               855,328            23,216,274
                                                 ----------------      ----------------      ----------------      ----------------
   End of period                                 $        211,735      $      4,440,502      $        406,709      $     13,655,704
                                                 ================      ================      ================      ================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                  (CONTINUED)

                                                        PHOENIX-OAKHURST STRATEGIC              PHOENIX-SANFORD BERNSTEIN GLOBAL
                                                               ALLOCATION                                     VALUE
                                                               SUBACCOUNT                                  SUBACCOUNT
                                                        VA1             VA2, VA3 & GSE              VA1             VA2, VA3 & GSE
                                                 --------------------------------------      --------------------------------------
FROM OPERATIONS
   Net investment income (loss)                  $        724,634      $      3,337,390      $             26      $        (18,463)
   Net realized gain (loss)                               (44,340)           (4,273,949)                  -                  (4,138)
   Net unrealized appreciation (depreciation)          (6,450,620)          (33,094,583)                 (457)           (1,087,428)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) resulting
     from operations                                   (5,770,326)          (34,031,142)                 (431)           (1,110,029)
                                                 ----------------      ----------------      ----------------      ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                   184,736             3,257,438                 3,488                39,948
   Participant transfers                                  590,540           100,037,611                 1,599               278,854
   Participant withdrawals                             (4,543,535)          (38,778,417)                   (2)              (47,218)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets
     resulting from participant transactions           (3,768,259)           64,516,632                 5,085               271,584
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets               (9,538,585)           30,485,490                 4,654              (838,445)
NET ASSETS
   Beginning of period                                 44,963,484           177,107,803                 1,584             6,930,001
                                                 ----------------      ----------------      ----------------      ----------------
   End of period                                 $     35,424,899      $    207,593,293      $          6,238      $      6,091,556
                                                 ================      ================      ================      ================

                                                   PHOENIX-SANFORD BERNSTEIN MID-CAP            PHOENIX-SANFORD BERNSTEIN SMALL-
                                                                  VALUE                                    CAP VALUE
                                                               SUBACCOUNT                                  SUBACCOUNT
                                                        VA1             VA2, VA3 & GSE              VA1             VA2, VA3 & GSE
                                                 --------------------------------------      --------------------------------------
FROM OPERATIONS
   Net investment income (loss)                  $           (635)     $        (57,190)     $         (1,960)     $        (63,411)
   Net realized gain (loss)                                36,568               374,583                (7,841)              (47,809)
   Net unrealized appreciation (depreciation)            (203,961)           (2,164,160)             (124,223)             (900,367)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) resulting
     from operations                                     (168,028)           (1,846,767)             (134,024)           (1,011,587)
                                                 ----------------      ----------------      ----------------      ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                     9,713               533,468                14,138               179,052
   Participant transfers                                  726,057             4,613,224               577,800             4,775,079
   Participant withdrawals                               (113,060)           (4,757,499)             (112,366)           (3,973,599)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets
     resulting from participant transactions              622,710               389,193               479,572               980,532
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets                  454,682            (1,457,574)              345,548               (31,055)
NET ASSETS
   Beginning of period                                    421,321            13,436,063               155,109             6,209,467
                                                 ----------------      ----------------      ----------------      ----------------
   End of period                                 $        876,003      $     11,978,489      $        500,657      $      6,178,412
                                                 ================      ================      ================      ================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                  (CONTINUED)

                                                      PHOENIX-SENECA MID-CAP GROWTH              PHOENIX-SENECA STRATEGIC THEME
                                                               SUBACCOUNT                                  SUBACCOUNT
                                                        VA1             VA2, VA3 & GSE              VA1             VA2, VA3 & GSE
                                                 --------------------------------------      --------------------------------------
FROM OPERATIONS
   Net investment income (loss)                  $         (8,331)     $       (158,240)     $        (13,317)     $       (340,770)
   Net realized gain (loss)                              (140,990)           (1,997,430)           (1,296,933)          (12,673,795)
   Net unrealized appreciation (depreciation)            (192,504)           (3,079,473)              714,233               305,686
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) resulting
     from operations                                     (341,825)           (5,235,143)             (596,017)          (12,708,879)
                                                 ----------------      ----------------      ----------------      ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                    16,101               724,575                19,375               982,002
   Participant transfers                                  (77,939)              241,517              (886,237)           (6,232,162)
   Participant withdrawals                                (48,382)           (2,801,405)              (76,038)           (4,782,511)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets
     resulting from participant transactions             (110,220)           (1,835,313)             (942,900)          (10,032,671)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets                 (452,045)           (7,070,456)           (1,538,917)          (22,741,550)
NET ASSETS
   Beginning of period                                  1,048,986            16,294,066             2,184,984            41,097,868
                                                 ----------------      ----------------      ----------------      ----------------
   End of period                                 $        596,941      $      9,223,610      $        646,067      $     18,356,318
                                                 ================      ================      ================      ================

                                                   PHOENIX-STATE STREET RESEARCH SMALL-
                                                               CAP GROWTH                       PHOENIX-VAN KAMPEN FOCUS EQUITY
                                                               SUBACCOUNT                                  SUBACCOUNT
                                                        VA1(9)        VA2, VA3 & GSE(5)             VA1             VA2, VA3 & GSE
                                                 --------------------------------------      --------------------------------------
FROM OPERATIONS
   Net investment income (loss)                  $            -        $         (7,546)     $           (293)     $        (43,378)
   Net realized gain (loss)                                    (5)                 (281)                  (54)              (15,713)
   Net unrealized appreciation (depreciation)                 -                  10,831               (12,235)           (1,249,952)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) resulting
     from operations                                           (5)                3,004               (12,582)           (1,309,043)
                                                 ----------------      ----------------      ----------------      ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                       -               1,500,090                   -                  42,656
   Participant transfers                                      675                37,264                45,213               149,997
   Participant withdrawals                                   (670)                   65                   (10)              (41,782)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets
     resulting from participant transactions                    5             1,537,419                45,203               150,871
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets                      -               1,540,423                32,621            (1,158,172)
NET ASSETS
   Beginning of period                                        -                     -                   3,987             4,180,519
                                                 ----------------      ----------------      ----------------      ----------------
   End of period                                 $            -        $      1,540,423      $         36,608      $      3,022,347
                                                 ================      ================      ================      ================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                  (CONTINUED)

                                                      AIM V.I. CAPITAL APPRECIATION                  AIM V.I. PREMIER EQUITY
                                                               SUBACCOUNT                                  SUBACCOUNT
                                                        VA1             VA2, VA3 & GSE              VA1             VA2, VA3 & GSE
                                                 --------------------------------------      --------------------------------------
FROM OPERATIONS
   Net investment income (loss)                  $            (77)     $         (2,170)     $           (273)     $        (15,109)
   Net realized gain (loss)                                   (31)                 (459)                   (7)              (15,044)
   Net unrealized appreciation (depreciation)              (2,324)              (45,015)              (16,310)             (686,709)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) resulting
     from operations                                       (2,432)              (47,644)              (16,590)             (716,862)
                                                 ----------------      ----------------      ----------------      ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                     1,312                31,954                 1,125                67,602
   Participant transfers                                   13,286               274,931                 8,865             1,286,431
   Participant withdrawals                                 (1,103)              (31,189)                 (556)             (201,829)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets
     resulting from participant transactions               13,495               275,696                 9,434             1,152,204
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets                   11,063               228,052                (7,156)              435,342
NET ASSETS
   Beginning of period                                      2,623                85,472                46,397             1,346,221
                                                 ----------------      ----------------      ----------------      ----------------
   End of period                                 $         13,686      $        313,524      $         39,241      $      1,781,563
                                                 ================      ================      ================      ================

                                                                                                 FEDERATED FUND FOR U.S. GOV'T
                                                     ALGER AMERICAN LEVERAGED ALLCAP                      SECURITIES II
                                                               SUBACCOUNT                                  SUBACCOUNT
                                                        VA1             VA2, VA3 & GSE              VA1             VA2, VA3 & GSE
                                                 --------------------------------------      --------------------------------------
FROM OPERATIONS
   Net investment income (loss)                  $         (1,607)     $        (28,660)     $          3,804      $        196,708
   Net realized gain (loss)                               (22,714)             (454,508)                 (646)               (1,108)
   Net unrealized appreciation (depreciation)             (48,249)             (553,627)               50,219               845,645
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) resulting
     from operations                                      (72,570)           (1,036,795)               53,377             1,041,245
                                                 ----------------      ----------------      ----------------      ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                     1,945               235,702                 4,257               598,292
   Participant transfers                                   25,403               900,665             1,085,498            12,619,337
   Participant withdrawals                                (13,685)             (400,551)             (465,772)           (2,886,990)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets
     resulting from participant transactions               13,663               735,816               623,983            10,330,639
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets                  (58,907)             (300,979)              677,360            11,371,884
NET ASSETS
   Beginning of period                                    197,610             2,292,772               283,496            10,178,972
                                                 ----------------      ----------------      ----------------      ----------------
   End of period                                 $        138,703      $      1,991,793      $        960,856      $     21,550,856
                                                 ================      ================      ================      ================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                  (CONTINUED)

                                                     FEDERATED HIGH INCOME BOND FUND
                                                                   II                             VIP CONTRAFUND(R) PORTFOLIO
                                                               SUBACCOUNT                                  SUBACCOUNT
                                                        VA1             VA2, VA3 & GSE              VA1             VA2, VA3 & GSE
                                                 --------------------------------------      --------------------------------------
FROM OPERATIONS
   Net investment income (loss)                  $         51,076      $        206,550      $         (1,429)     $        (37,295)
   Net realized gain (loss)                               (31,819)              (46,585)              (41,857)             (143,717)
   Net unrealized appreciation (depreciation)               3,895              (116,952)                8,975              (438,798)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) resulting
     from operations                                       23,152                43,013               (34,311)             (619,810)
                                                 ----------------      ----------------      ----------------      ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                     1,425               114,627                 2,467               196,496
   Participant transfers                                   (9,748)              809,260               290,127             4,219,730
   Participant withdrawals                                (60,619)             (686,585)              (90,495)             (727,990)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets
     resulting from participant transactions              (68,942)              237,302               202,099             3,688,236
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets                  (45,790)              280,315               167,788             3,068,426
NET ASSETS
   Beginning of period                                    571,375             2,548,570               117,075             2,714,677
                                                 ----------------      ----------------      ----------------      ----------------
   End of period                                 $        525,585      $      2,828,885      $        284,863      $      5,783,103
                                                 ================      ================      ================      ================

                                                        VIP GROWTH OPPORTUNITIES                           VIP GROWTH
                                                               SUBACCOUNT                                  SUBACCOUNT
                                                        VA1             VA2, VA3 & GSE              VA1             VA2, VA3 & GSE
                                                 --------------------------------------      --------------------------------------
FROM OPERATIONS
   Net investment income (loss)                  $           (114)     $         (2,752)     $         (1,439)     $        (40,202)
   Net realized gain (loss)                                  (573)             (132,985)              (37,438)             (491,545)
   Net unrealized appreciation (depreciation)             (12,092)              (70,002)              (27,001)             (878,487)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) resulting
     from operations                                      (12,779)             (205,739)              (65,878)           (1,410,234)
                                                 ----------------      ----------------      ----------------      ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                     3,550                66,554                 7,307               171,948
   Participant transfers                                   15,173               138,397                (6,414)            2,266,273
   Participant withdrawals                                   (501)              (58,819)               (1,309)             (646,423)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets
     resulting from participant transactions               18,222               146,132                  (416)            1,791,798
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets                    5,443               (59,607)              (66,294)              381,564
NET ASSETS
   Beginning of period                                     45,034               647,810               210,727             3,270,596
                                                 ----------------      ----------------      ----------------      ----------------
   End of period                                 $         50,477      $        588,203      $        144,433      $      3,652,160
                                                 ================      ================      ================      ================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                  (CONTINUED)

                                                                                                  TEMPLETON DEVELOPING MARKETS
                                                         MUTUAL SHARES SECURITIES                          SECURITIES
                                                               SUBACCOUNT                                  SUBACCOUNT
                                                        VA1             VA2, VA3 & GSE              VA1             VA2, VA3 & GSE
                                                 --------------------------------------      --------------------------------------
FROM OPERATIONS
   Net investment income (loss)                  $           (226)     $        (13,934)     $          1,092      $          1,783
   Net realized gain (loss)                                 6,025               (41,232)               (6,499)             (444,222)
   Net unrealized appreciation (depreciation)             (52,279)             (732,872)                1,814               446,454
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) resulting
     from operations                                      (46,480)             (788,038)               (3,593)                4,015
                                                 ----------------      ----------------      ----------------      ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                     4,558               222,051                   -                  52,802
   Participant transfers                                  238,011             1,439,648                (4,814)             (142,887)
   Participant withdrawals                                (15,940)             (701,388)                  (16)             (340,300)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets
     resulting from participant transactions              226,629               960,311                (4,830)             (430,385)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets                  180,149               172,273                (8,423)             (426,370)
NET ASSETS
   Beginning of period                                    178,339             4,292,541               264,414             1,441,646
                                                 ----------------      ----------------      ----------------      ----------------
   End of period                                 $        358,488      $      4,464,814      $        255,991      $      1,015,276
                                                 ================      ================      ================      ================

                                                      TEMPLETON FOREIGN SECURITIES             TEMPLETON GLOBAL ASSET ALLOCATION
                                                               SUBACCOUNT                                  SUBACCOUNT
                                                        VA1             VA2, VA3 & GSE              VA1             VA2, VA3 & GSE
                                                 --------------------------------------      --------------------------------------
FROM OPERATIONS
   Net investment income (loss)                  $            969      $         20,832      $            190      $         16,538
   Net realized gain (loss)                                  (490)              (67,386)               (3,885)             (268,555)
   Net unrealized appreciation (depreciation)             (34,407)           (1,178,651)                3,086                67,745
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) resulting
     from operations                                      (33,928)           (1,225,205)                 (609)             (184,272)
                                                 ----------------      ----------------      ----------------      ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                       229               409,610                   -                 187,146
   Participant transfers                                   25,519               738,371                (7,391)             (336,872)
   Participant withdrawals                                 (9,528)           (1,074,562)               (4,749)             (562,803)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets
     resulting from participant transactions               16,220                73,419               (12,140)             (712,529)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets                  (17,708)           (1,151,786)              (12,749)             (896,801)
NET ASSETS
   Beginning of period                                    159,876             6,065,949                19,655             3,629,554
                                                 ----------------      ----------------      ----------------      ----------------
   End of period                                 $        142,168      $      4,914,163      $          6,906      $      2,732,753
                                                 ================      ================      ================      ================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                  (CONTINUED)

                                                      TEMPLETON GROWTH SECURITIES              SCUDDER VIT EAFE(R) EQUITY INDEX
                                                               SUBACCOUNT                                  SUBACCOUNT
                                                        VA1             VA2, VA3 & GSE              VA1             VA2, VA3 & GSE
                                                 --------------------------------------      --------------------------------------
FROM OPERATIONS
   Net investment income (loss)                  $          3,411      $         70,891      $            416      $             11
   Net realized gain (loss)                                (5,026)              110,731                   (54)              (33,362)
   Net unrealized appreciation (depreciation)             (48,121)           (1,755,915)              (20,119)             (169,435)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) resulting
     from operations                                      (49,736)           (1,574,293)              (19,757)             (202,786)
                                                 ----------------      ----------------      ----------------      ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                    (2,786)              407,905                   816                45,550
   Participant transfers                                   77,917             1,809,267                 7,220               (64,251)
   Participant withdrawals                                (35,370)           (1,090,625)                  (10)              (92,483)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets
     resulting from participant transactions               39,761             1,126,547                 8,026              (111,184)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets                   (9,975)             (447,746)              (11,731)             (313,970)
NET ASSETS
   Beginning of period                                    202,929             6,859,291                86,946               993,096
                                                 ----------------      ----------------      ----------------      ----------------
   End of period                                 $        192,954      $      6,411,545      $         75,215      $        679,126
                                                 ================      ================      ================      ================

                                                       SCUDDER VIT EQUITY 500 INDEX                        TECHNOLOGY
                                                               SUBACCOUNT                                  SUBACCOUNT
                                                        VA1(2)          VA2, VA3 & GSE              VA1             VA2, VA3 & GSE
                                                 --------------------------------------      --------------------------------------
FROM OPERATIONS
   Net investment income (loss)                  $          2,235      $         25,440      $         (2,580)     $        (48,326)
   Net realized gain (loss)                                 3,316                (6,204)             (232,877)           (2,582,780)
   Net unrealized appreciation (depreciation)              (9,531)             (250,761)               33,361              (609,410)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) resulting
     from operations                                       (3,980)             (231,525)             (202,096)           (3,240,516)
                                                 ----------------      ----------------      ----------------      ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                       302                45,262                15,700               302,425
   Participant transfers                                  252,622             2,617,771               (69,947)             (144,462)
   Participant withdrawals                                 (4,568)              (62,991)               (3,439)             (563,033)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets
     resulting from participant transactions              248,356             2,600,042               (57,686)             (405,070)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets                  244,376             2,368,517              (259,782)           (3,645,586)
NET ASSETS
   Beginning of period                                        -                 160,633               439,467             6,378,329
                                                 ----------------      ----------------      ----------------      ----------------
   End of period                                 $        244,376      $      2,529,150      $        179,685      $      2,732,743
                                                 ================      ================      ================      ================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                  (CONTINUED)

                                                          WANGER FOREIGN FORTY                   WANGER INTERNATIONAL SMALL CAP
                                                               SUBACCOUNT                                  SUBACCOUNT
                                                        VA1             VA2, VA3 & GSE              VA1             VA2, VA3 & GSE
                                                 --------------------------------------      --------------------------------------
FROM OPERATIONS
   Net investment income (loss)                  $           (609)     $        (32,015)     $        (20,183)     $       (680,868)
   Net realized gain (loss)                               (67,433)             (191,312)              (58,920)           (2,411,603)
   Net unrealized appreciation (depreciation)              61,369              (242,765)             (230,668)           (5,197,853)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) resulting
     from operations                                       (6,673)             (466,092)             (309,771)           (8,290,324)
                                                 ----------------      ----------------      ----------------      ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                       -                 132,675                10,461             1,482,355
   Participant transfers                                  (81,629)             (151,105)             (141,047)           (4,237,221)
   Participant withdrawals                                 (2,831)             (386,237)             (115,211)           (8,441,419)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets
     resulting from participant transactions              (84,460)             (404,667)             (245,797)          (11,196,285)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets                  (91,133)             (870,759)             (555,568)          (19,486,609)
NET ASSETS
   Beginning of period                                    122,957             3,001,077             2,233,252            62,518,689
                                                 ----------------      ----------------      ----------------      ----------------
   End of period                                 $         31,824      $      2,130,318      $      1,677,684      $     43,032,080
                                                 ================      ================      ================      ================

                                                              WANGER TWENTY                      WANGER U.S. SMALLER COMPANIES
                                                               SUBACCOUNT                                  SUBACCOUNT
                                                        VA1             VA2, VA3 & GSE              VA1             VA2, VA3 & GSE
                                                 --------------------------------------      --------------------------------------
FROM OPERATIONS
   Net investment income (loss)                  $         (1,712)     $        (50,343)     $        (22,680)     $     (1,375,225)
   Net realized gain (loss)                                (4,242)              (34,484)               74,022             4,231,480
   Net unrealized appreciation (depreciation)             (13,990)             (320,829)             (535,976)          (25,359,919)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) resulting
     from operations                                      (19,944)             (405,656)             (484,634)          (22,503,664)
                                                 ----------------      ----------------      ----------------      ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                       184               160,441                32,272             2,390,164
   Participant transfers                                   61,652               446,870              (120,761)           (7,902,656)
   Participant withdrawals                                 (1,874)             (514,472)             (251,734)          (18,100,065)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets
     resulting from participant transactions               59,962                92,839              (340,223)          (23,612,557)
                                                 ----------------      ----------------      ----------------      ----------------
   Net increase (decrease) in net assets                   40,018              (312,817)             (824,857)          (46,116,221)
NET ASSETS
   Beginning of period                                    158,672             4,212,251             2,722,000           134,732,004
                                                 ----------------      ----------------      ----------------      ----------------
   End of period                                 $        198,690      $      3,899,434      $      1,897,143      $     88,615,783
                                                 ================      ================      ================      ================

Footnotes for Statement of Changes in Net Assets
For the period ended December 31, 2002

(1) From inception January 30, 2002 to December 31, 2002.
(2) From inception March 11, 2002 to December 31, 2002.
(3) From inception March 13, 2002 to December 31, 2002.
(4) From inception April 25, 2002 to December 31, 2002.
(5) From inception August 12, 2002 to December 31, 2002.
(6) From inception September 10, 2002 to December 31, 2002.
(7) From inception October 2, 2002 to December 31, 2002.
(8) From inception October 22, 2002 to December 31, 2002.
(9) From inception October 29, 2002 to December 31, 2002.

                        See Notes to Financial Statements

           BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION

    The Phoenix Life Variable Accumulation Account (Big Edge (VA1), The Big Edge Plus(R) (VA2 & VA3) and Group Strategic Edge(R) (GSE)) (the "Account"), is a separate investment account of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a wholly-owned subsidiary of The Phoenix Companies, Inc. GSE is offered to groups to fund certain tax-qualified pension plans or profit sharing plans including Phoenix's Savings Investment Plan (SIP). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established June 21, 1982. The Account currently consists of 53 subaccounts that invest in shares of a specific series of a mutual fund. The mutual funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, The Rydex Variable Trust, Scudder Investments VIT Funds, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds"). As of December 31, 2003, all subaccounts were available for investment.

    Each series has distinct investment objectives as outlined below. Additionally, policyholders also may direct the allocation of their investments between the Account and the Guaranteed Interest Account ("GIA").

    The investment objectives as listed below in no way conflict with the investment objectives as listed in The Phoenix Edge Series annual report. The investment objectives for all of the Funds can also be found in the various Funds' prospectuses.

-----------------------------------------------------------------------------------------------------------------------------------
                     SERIES NAME                                                  INVESTMENT OBJECTIVE
------------------------------------------------------ ----------------------------------------------------------------------------
Phoenix-Aberdeen International Series                  High total return consistent with reasonable risk
------------------------------------------------------ ----------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                      Long-term growth of capital
------------------------------------------------------ ----------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series       High total return
------------------------------------------------------ ----------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value Series       Long-term capital growth
------------------------------------------------------ ----------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series    Capital appreciation and income with approximately equal emphasis
------------------------------------------------------ ----------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                 Intermediate and long-term growth of capital appreciation with income as a secondary consideration
------------------------------------------------------ ----------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series         Long-term growth of capital
------------------------------------------------------ ----------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                    As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity
------------------------------------------------------ ----------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series       Long-term total return
------------------------------------------------------ ----------------------------------------------------------------------------
Phoenix-Janus Flexible Income Series                   Maximum total return consistent with the preservation of capital
------------------------------------------------------ ----------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                  Long-term capital appreciation with dividend income as a secondary consideration
------------------------------------------------------ ----------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series           Long-term capital appreciation with dividend income as a secondary consideration
------------------------------------------------------ ----------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series      Long-term capital appreciation
------------------------------------------------------ ----------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                  Long-term capital appreciation
------------------------------------------------------ ----------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series                   Long-term capital appreciation
------------------------------------------------------ ----------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series              High current income and long-term capital appreciation to produce a high total return
------------------------------------------------------ ----------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series             Capital appreciation with income as a secondary consideration
------------------------------------------------------ ----------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series               Capital appreciation
------------------------------------------------------ ----------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series              Long-term growth of capital and future income rather than current income
------------------------------------------------------ ----------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series                     Long-term growth of capital; secondarily to provide reasonable current income
------------------------------------------------------ ----------------------------------------------------------------------------
Phoenix-MFS Value Series                               Capital appreciation and reasonable income
------------------------------------------------------ ----------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                         To track the total return of the Dow Jones Industrial Average(SM) before fund expenses
------------------------------------------------------ ----------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series            To track the total return of the Nasdaq-100 Index(R) before fund expenses
------------------------------------------------------ ----------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series              Dividend growth, current income and capital appreciation
------------------------------------------------------ ----------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series           High total return over an extended period of time consistent with prudent investment risk
------------------------------------------------------ ----------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity Series                   Long-term capital appreciation with current income as a secondary consideration
------------------------------------------------------ ----------------------------------------------------------------------------

           BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------------
                     SERIES NAME                                                  INVESTMENT OBJECTIVE
------------------------------------------------------ ----------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series          Long-term capital growth through investment in equity securities of foreign and U.S. companies
------------------------------------------------------ ----------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series         Long-term capital appreciation with current income as a secondary investment objective
------------------------------------------------------ ----------------------------------------------------------------------------
                                                       Long-term capital appreciation by investing primarily in
Phoenix-Sanford Bernstein Small-Cap Value Series       small-capitalization stocks that appear to be undervalued with current income as a secondary investment objective
------------------------------------------------------ ----------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                   Capital appreciation
------------------------------------------------------ ----------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                  Long-term capital appreciation
------------------------------------------------------ ----------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth Series  Long-term capital growth
------------------------------------------------------ ----------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                     Growth of capital
------------------------------------------------------ ----------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                           Long-term growth of capital with income as a secondary objective
------------------------------------------------------ ----------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio              Long-term capital appreciation
------------------------------------------------------ ----------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II       Current income by investing primarily in a diversified portfolio or U.S.
                                                       government securities
------------------------------------------------------ ----------------------------------------------------------------------------
Federated High Income Bond Fund II                     High current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities
------------------------------------------------------ ----------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                            Long-term capital appreciation
------------------------------------------------------ ----------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                     Capital growth
------------------------------------------------------ ----------------------------------------------------------------------------
VIP Growth Portfolio                                   Capital appreciation
------------------------------------------------------ ----------------------------------------------------------------------------
Mutual Shares Securities Fund                          Capital appreciation with income as a secondary goal
------------------------------------------------------ ----------------------------------------------------------------------------
Templeton Developing Markets Securities Fund           Long-term capital appreciation
------------------------------------------------------ ----------------------------------------------------------------------------
Templeton Foreign Securities Fund                      Long-term capital growth
------------------------------------------------------ ----------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                 High total return
------------------------------------------------------ ----------------------------------------------------------------------------
Templeton Growth Securities Fund                       Long-term capital growth
------------------------------------------------------ ----------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund              Long-term capital appreciation
------------------------------------------------------ ----------------------------------------------------------------------------
                                                       Match the performance of the Morgan Stanley Capital International EAFE(R)
Scudder VIT EAFE(R) Equity Index Fund                  Index which emphasizes stocks of companies in major markets in Europe,
                                                       Australasia and the Far East
------------------------------------------------------ ----------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                      Match the performance of the Standard & Poor's 500 Composite Stock Price
                                                       Index which emphasizes stocks of large U.S. companies
------------------------------------------------------ ----------------------------------------------------------------------------
Technology Portfolio                                   Long-term capital appreciation
------------------------------------------------------ ----------------------------------------------------------------------------
Wanger Foreign Forty                                   Long-term growth of capital
------------------------------------------------------ ----------------------------------------------------------------------------
Wanger International Small Cap                         Long-term growth of capital
------------------------------------------------------ ----------------------------------------------------------------------------
Wanger Twenty                                          Long-term growth of capital
------------------------------------------------------ ----------------------------------------------------------------------------
Wanger U.S. Smaller Companies                          Long-term growth of capital
------------------------------------------------------ ----------------------------------------------------------------------------

           BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

   A. VALUATION OF INVESTMENTS: Investments are made exclusively in the funds and are valued at the net asset values per share of the respective Series.

   B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses include capital gain distributions from the funds as well as gains and losses on sales of shares in the funds determined on the LIFO (last in, first out) basis.

   C. INCOME TAXES: The Account is not a separate entity from Phoenix and under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

   D. DISTRIBUTIONS: Distributions from the Funds are recorded by each subaccount on the ex-dividend date.

   E. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

   F. CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: Net Assets of the Account at December 31, 2003 include amounts for contracts in the payout (annuitization) period. The amount originally allocated to the contracts were the value of the outstanding annuity units owned at the time the annuitization occurred. The December 31, 2003 value would be the net amount remaining of the original allocation, less benefit payments made and plus or minus investment performance of each subaccount to which annuity units are credited. The mortality risk is fully borne by Phoenix. All additional reserving for mortality risk over and above the Account value is held in the general account of Phoenix and is not transferred to the Account.

   Each annuity benefit payment is based upon the value of the annuity units credited to the contract. The number of annuity units in each subaccount to be credited is based on the value of the accumulation units in the subaccount and the applicable annuity payment rate. The payment rate differs according to the payment option selected and the age of the annuitant. The annuity payment rate is applied and will determine all payments for the variable annuity payment options. The value of the annuity units will vary with the investment performance of each subaccount to which annuity units are credited. The initial payment will be calculated based on an assumed investment return of 4 1/2% per year.

           BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS

   Purchases and proceeds from sales of shares of the Funds for the period ended December 31, 2003 aggregated the following:

                                                                            VA1                        VA2, VA3 & GSE
                                                            -------------------------------   ---------------------------------
SUBACCOUNT                                                     PURCHASES          SALES          PURCHASES           SALES
----------                                                     ---------          -----          ---------           -----
THE PHOENIX EDGE SERIES FUND
----------------------------
   Phoenix-Aberdeen International Series                    $       81,335   $      592,635   $     4,119,696   $     9,296,778
   Phoenix-AIM Mid-Cap Equity Series                                 6,739            8,443           301,539           218,382
   Phoenix-Alliance/Bernstein Enhanced Index Series                 56,436          264,878           847,338         3,416,643
   Phoenix-Alliance/Bernstein Growth + Value Series                 17,778              486           298,522            98,394
   Phoenix-Duff & Phelps Real Estate Securities Series             412,628          469,254         2,607,900         4,464,158
   Phoenix-Engemann Capital Growth Series                          475,984        2,156,937         1,412,763        51,322,570
   Phoenix-Engemann Small & Mid-Cap Growth Series                  237,291           83,260         2,527,832         3,422,523
   Phoenix-Goodwin Money Market Series                           2,200,882        5,072,092        12,063,001        31,043,252
   Phoenix-Goodwin Multi-Sector Fixed Income Series              1,539,063        2,581,398         6,459,150        13,625,070
   Phoenix-Janus Flexible Income Series                            522,931          602,104         1,843,420         2,847,601
   Phoenix-Kayne Rising Dividends Series                            10,512            2,595           726,660           181,991
   Phoenix-Kayne Small-Cap Quality Value Series                      7,305               11         1,152,204           719,198
   Phoenix-Lazard International Equity Select Series                 3,147               26           721,081           205,015
   Phoenix-Lazard Small-Cap Value Series                            11,577            1,922           482,105            75,976
   Phoenix-Lazard U.S. Multi-Cap Series                              2,562                6           170,934            37,474
   Phoenix-Lord Abbett Bond-Debenture Series                        30,051           30,299           828,345           297,918
   Phoenix-Lord Abbett Large-Cap Value Series                       23,999              315         1,518,089         1,556,554
   Phoenix-Lord Abbett Mid-Cap Value Series                         28,339            1,841           606,825           116,972
   Phoenix-MFS Investors Growth Stock Series                        80,083          225,606         6,203,185         3,388,901
   Phoenix-MFS Investors Trust Series                               26,083              240            49,705            80,683
   Phoenix-MFS Value Series                                         87,116           45,520           832,467         3,635,832
   Phoenix-Northern Dow 30 Series                                   67,487           95,634         1,176,385         1,525,165
   Phoenix-Northern Nasdaq-100 Index(R) Series                     347,675           56,236         2,775,636         1,474,042
   Phoenix-Oakhurst Growth and Income Series                       140,391           49,010         1,192,314         3,787,478
   Phoenix-Oakhurst Strategic Allocation Series                  1,717,631        5,523,709         6,424,792        39,749,194
   Phoenix-Oakhurst Value Equity Series                             34,538          262,348         1,035,481         3,967,568
   Phoenix-Sanford Bernstein Global Value Series                     1,251               72           417,960           243,496
   Phoenix-Sanford Bernstein Mid-Cap Value Series                  215,594          397,425         1,582,422         3,426,333
   Phoenix-Sanford Bernstein Small-Cap Value Series                231,012          303,377           760,261         2,041,481
   Phoenix-Seneca Mid-Cap Growth Series                             27,588          350,252           845,542         2,655,692
   Phoenix-Seneca Strategic Theme Series                           164,799          210,829           975,894         4,469,292
   Phoenix-State Street Research Small-Cap Growth Series           151,982          137,271         1,596,209           431,285

           BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS (CONTINUED)

                                                                                 VA1                     VA2, VA3 & GSE
                                                                   ---------------------------   -----------------------------
SUBACCOUNT                                                           PURCHASES        SALES        PURCHASES           SALES
----------                                                           ---------        -----        ---------           -----
AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
   AIM V.I. Capital Appreciation Fund                              $     36,409   $        826   $     622,204   $     152,198
   AIM V.I. Premier Equity Fund                                           8,631          1,122         504,722       1,028,875

THE ALGER AMERICAN FUND -- CLASS O SHARES
-----------------------------------------
   Alger American Leveraged AllCap Portfolio                            164,424         80,300       1,667,247         960,355

FEDERATED INSURANCE SERIES
--------------------------
   Federated Fund for U.S. Government Securities II                     738,908      1,162,652       4,695,895      12,086,992
   Federated High Income Bond Fund II -- Primary Shares                 913,882        796,805       3,928,428       2,668,576

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
   VIP Contrafund(R) Portfolio                                          125,026         64,130       2,310,589       1,426,010
   VIP Growth Opportunities Portfolio                                    24,382         30,271         219,451         273,673
   VIP Growth Portfolio                                                  77,894        114,713       1,123,586       1,105,120

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
   Mutual Shares Securities Fund                                         71,969         69,505         850,160       1,157,256
   Templeton Developing Markets Securities Fund                           3,435          8,689          39,149         304,863
   Templeton Foreign Securities Fund                                     12,316         84,551         789,371       1,356,377
   Templeton Global Asset Allocation Fund                                   197            104         154,944         583,547
   Templeton Growth Securities Fund                                     100,900        117,125       1,238,722       1,348,695

THE RYDEX VARIABLE TRUST
------------------------
   Rydex Variable Trust Sector Rotation Fund                             28,208             55         974,989         368,984

SCUDDER INVESTMENTS VIT FUNDS -- CLASS A
----------------------------------------
   Scudder VIT EAFE(R) Equity Index Fund                                  5,622         39,504         456,527         323,983
   Scudder VIT Equity 500 Index Fund                                    318,494          8,961       3,112,895         818,179

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
---------------------------------------------------------
   Technology Portfolio                                                 112,490         28,727       2,125,240       2,257,248

WANGER ADVISORS TRUST
---------------------
   Wanger Foreign Forty                                                  27,376          4,917         987,187         965,298
   Wanger International Small Cap                                       176,902        611,292       1,522,953       9,815,986
   Wanger Twenty                                                        160,897        226,632         807,957         720,680
   Wanger U.S. Smaller Companies                                        243,786        637,883       1,305,584      21,638,515

           BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS

   A summary of Financial Highlights of the Account for the periods ended December 31, 2003, 2002 and 2001 follows:

                                                                                   PERIOD ENDED
                                                                                   DECEMBER 31,
                                                                --------------------------------------------------
SUBACCOUNT                                                         2003                2002                2001
----------                                                      ----------          ----------          ----------
THE PHOENIX EDGE SERIES FUND
----------------------------
   VA1
   PHOENIX-ABERDEEN INTERNATIONAL SERIES
   Accumulation units outstanding                                  737,817           1,059,290           1,303,198
   Unit value                                                    $2.009037           $1.538927           $1.824634
   Net assets (thousands)                                           $1,482              $1,630              $2,378
   Mortality and expense ratio                                       1.00%               1.00%               1.00%
   Net investment income ratio                                       0.88%               0.04%             (1.00%)
   Total return                                                     30.55%            (15.66%)            (24.81%)

   VA2, VA3, & GSE
   PHOENIX-ABERDEEN INTERNATIONAL SERIES
   Accumulation units outstanding                               24,877,363          28,109,897          37,323,663
   Unit value                                                    $1.942167           $1.491466           $1.772861
   Net assets (thousands)                                          $48,316             $41,925             $66,169
   Mortality and expense ratio                                       1.25%               1.25%               1.25%
   Net investment income ratio                                       0.63%             (0.24%)             (1.25%)
   Total return                                                     30.22%            (15.87%)            (25.00%)

   VA1
   PHOENIX-AIM MID-CAP EQUITY SERIES(12)
   Accumulation units outstanding                                   59,715              60,494                   -
   Unit value                                                    $1.190859           $0.938342                   -
   Net assets (thousands)                                              $71                 $57                   -
   Mortality and expense ratio                                       1.00%               1.00% (25)              -
   Net investment income ratio                                     (1.03%)             (0.99%) (25)              -
   Total return                                                     26.91%            (11.04%)                   -

   VA2, VA3, & GSE
   PHOENIX-AIM MID-CAP EQUITY SERIES(9)
   Accumulation units outstanding                                4,046,720           3,928,586           3,226,339
   Unit value                                                    $1.184355           $0.935567           $1.063225
   Net assets (thousands)                                           $4,793              $3,675              $3,430
   Mortality and expense ratio                                       1.25%               1.25%               1.25% (25)
   Net investment income ratio                                     (1.28%)             (1.24%)             (1.28%) (25)
   Total return                                                     26.59%            (12.01%)               6.32%

           BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                   PERIOD ENDED
                                                                                   DECEMBER 31,
                                                                --------------------------------------------------
SUBACCOUNT                                                         2003                2002                2001
----------                                                      ----------          ----------          ----------
   VA1
   PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES
   Accumulation units outstanding                                  535,346             735,360           1,046,796
   Unit value                                                    $1.129107           $0.903516           $1.195897
   Net assets (thousands)                                             $604                $664              $1,252
   Mortality and expense ratio                                       1.00%               1.00%               1.00%
   Net investment income ratio                                       0.05%             (0.11%)             (0.30%)
   Total return                                                     24.97%            (24.45%)            (12.79%)

   VA2, VA3, & GSE
   PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES
   Accumulation units outstanding                                8,793,428          11,362,123          15,727,175
   Unit value                                                    $1.147383           $0.920457           $1.221412
   Net assets (thousands)                                          $10,089             $10,458             $19,209
   Mortality and expense ratio                                       1.25%               1.25%               1.25%
   Net investment income ratio                                     (0.20%)             (0.36%)             (0.57%)
   Total return                                                     24.65%            (24.64%)            (13.01%)

   VA1
   PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE SERIES(11)
   Accumulation units outstanding                                   63,733              42,313              43,256
   Unit value                                                    $0.989160           $0.792614           $1.068453
   Net assets (thousands)                                              $63                 $34                 $46
   Mortality and expense ratio                                       1.00%               1.00%               1.00% (25)
   Net investment income ratio                                     (0.56%)             (0.66%)               0.31% (25)
   Total return                                                     24.80%            (25.82%)               1.29%

   VA2, VA3, & GSE
   PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE SERIES(9)
   Accumulation units outstanding                                3,314,264           3,060,883           2,598,075
   Unit value                                                    $0.983768           $0.790284           $1.067989
   Net assets (thousands)                                           $3,260              $2,419              $2,775
   Mortality and expense ratio                                       1.25%               1.25%               1.25% (25)
   Net investment income ratio                                     (0.85%)              (0.8%)             (0.60%) (25)
   Total return                                                     24.48%            (26.00%)               6.80%

           BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                   PERIOD ENDED
                                                                                   DECEMBER 31,
                                                                --------------------------------------------------
SUBACCOUNT                                                         2003                2002                2001
----------                                                      ----------          ----------          ----------
   VA1
   PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES
   Accumulation units outstanding                                  241,856             282,107              98,204
   Unit value                                                    $3.091943           $2.258774           $2.035646
   Net assets (thousands)                                             $748                $637                $200
   Mortality and expense ratio                                       1.00%               1.00%               1.00%
   Net investment income ratio                                       2.46%               3.31%               2.52%
   Total return                                                     36.89%              10.96%               5.55%

   VA2, VA3, & GSE
   PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES
   Accumulation units outstanding                                5,057,855           6,123,174           6,334,551
   Unit value                                                    $3.064151           $2.244131           $2.027561
   Net assets (thousands)                                          $15,498             $13,741             $12,844
   Mortality and expense ratio                                       1.25%               1.25%               1.25%
   Net investment income ratio                                       2.12%               2.61%               2.74%
   Total return                                                     36.54%              10.68%               5.28%

   VA1
   PHOENIX-ENGEMANN CAPITAL GROWTH SERIES
   Accumulation units outstanding                                1,955,755           2,154,144           3,054,688
   Unit value                                                    $8.978570           $7.169958           $9.632257
   Net assets (thousands)                                          $17,560             $15,445             $29,424
   Mortality and expense ratio                                       1.00%               1.00%               1.00%
   Net investment income ratio                                     (0.92%)             (0.98%)             (0.94%)
   Total return                                                     25.22%            (25.56%)            (35.24%)

   VA2, VA3, & GSE
   PHOENIX-ENGEMANN CAPITAL GROWTH SERIES
   Accumulation units outstanding                               28,830,311          35,071,893          45,770,680
   Unit value                                                    $8.608607           $6.891897           $9.282201
   Net assets (thousands)                                         $248,189            $241,708            $424,856
   Mortality and expense ratio                                       1.25%               1.25%               1.25%
   Net investment income ratio                                     (1.18%)             (1.23%)             (1.19%)
   Total return                                                     24.91%            (25.75%)            (35.41%)

           BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                   PERIOD ENDED
                                                                                   DECEMBER 31,
                                                                --------------------------------------------------
SUBACCOUNT                                                         2003                2002                2001
----------                                                      ----------          ----------          ----------
   VA1
   PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH SERIES
   Accumulation units outstanding                                  448,221             174,859             149,747
   Unit value                                                    $0.560832           $0.386891           $0.548934
   Net assets (thousands)                                             $251                 $68                 $82
   Mortality and expense ratio                                       1.00%               1.00%               1.00%
   Net investment income ratio                                     (1.02%)             (0.97%)             (0.95%)
   Total return                                                     44.96%            (29.52%)            (27.47%)

   VA2, VA3, & GSE
   PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH SERIES
   Accumulation units outstanding                                6,076,504           7,141,617           7,809,555
   Unit value                                                    $0.620821           $0.429353           $0.610714
   Net assets (thousands)                                           $3,772              $3,066              $4,769
   Mortality and expense ratio                                       1.25%               1.25%               1.25%
   Net investment income ratio                                     (1.29%)             (1.22%)             (1.21%)
   Total return                                                     44.59%            (29.70%)            (27.65%)

   VA1
   PHOENIX-GOODWIN MONEY MARKET SERIES
   Accumulation units outstanding                                  844,224           1,948,881           2,017,443
   Unit value                                                    $2.582197           $2.590551           $2.580079
   Net assets (thousands)                                           $2,180              $5,049              $5,205
   Mortality and expense ratio                                       1.00%               1.00%               1.00%
   Net investment income ratio                                     (0.30%)               0.40%               2.66%
   Total return                                                    (0.32%)               0.41%               2.78%

   VA2, VA3, & GSE
   PHOENIX-GOODWIN MONEY MARKET SERIES
   Accumulation units outstanding                               11,646,113          19,193,705          24,588,508
   Unit value                                                    $2.475568           $2.489857           $2.486071
   Net assets (thousands)                                          $28,831             $47,790             $61,129
   Mortality and expense ratio                                       1.25%               1.25%               1.25%
   Net investment income ratio                                     (0.56%)               0.16%               2.40%
   Total return                                                    (0.57%)               0.15%               2.52%

           BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                   PERIOD ENDED
                                                                                   DECEMBER 31,
                                                                --------------------------------------------------
SUBACCOUNT                                                         2003                2002                2001
----------                                                      ----------          ----------          ----------
   VA1
   PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES
   Accumulation units outstanding                                  913,270           1,167,971           1,283,635
   Unit value                                                    $5.605136           $4.941487           $4.537693
   Net assets (thousands)                                           $5,119              $5,772              $5,825
   Mortality and expense ratio                                       1.00%               1.00%               1.00%
   Net investment income ratio                                       5.73%               5.91%               6.69%
   Total return                                                     13.43%               8.90%               5.02%

   VA2, VA3, & GSE
   PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES
   Accumulation units outstanding                                9,211,689          11,174,402          13,969,174
   Unit value                                                    $5.376290           $4.751729           $4.374471
   Net assets (thousands)                                          $49,525             $53,098             $61,108
   Mortality and expense ratio                                       1.25%               1.25%               1.25%
   Net investment income ratio                                       5.35%               5.78%               6.62%
   Total return                                                     13.14%               8.62%               4.76%

   VA1
   PHOENIX-JANUS FLEXIBLE INCOME SERIES
   Accumulation units outstanding                                  224,064             294,899             172,664
   Unit value                                                    $1.269246           $1.205087           $1.100430
   Net assets (thousands)                                             $284                $355                $190
   Mortality and expense ratio                                       1.00%               1.00%               1.00%
   Net investment income ratio                                       2.48%               4.13%               4.68%
   Total return                                                      5.32%               9.51%               6.16%

   VA2, VA3, & GSE
   PHOENIX-JANUS FLEXIBLE INCOME SERIES
   Accumulation units outstanding                                3,706,052           4,674,044           8,337,783
   Unit value                                                    $1.277001           $1.215517           $1.112775
   Net assets (thousands)                                           $4,733              $5,681              $9,278
   Mortality and expense ratio                                       1.25%               1.25%               1.25%
   Net investment income ratio                                       2.17%               2.85%               3.63%
   Total return                                                      5.06%               9.23%               5.90%

           BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                   PERIOD ENDED
                                                                                   DECEMBER 31,
                                                                --------------------------------------------------
SUBACCOUNT                                                         2003                2002                2001
----------                                                      ----------          ----------          ----------
   VA1
   PHOENIX-KAYNE RISING DIVIDENDS SERIES(18)
   Accumulation units outstanding                                   22,534              14,603                   -
   Unit value                                                    $1.133940           $0.961737                   -
   Net assets (thousands)                                              $26                 $14                   -
   Mortality and expense ratio                                       1.00%               1.00% (25)              -
   Net investment income ratio                                     (0.40%)             (0.28%) (25)              -
   Total return                                                     17.91%               5.35%                   -

   VA2, VA3, & GSE
   PHOENIX-KAYNE RISING DIVIDENDS SERIES(16)
   Accumulation units outstanding                                1,078,395             532,302                   -
   Unit value                                                    $1.129984           $0.960802                   -
   Net assets (thousands)                                           $1,219                $511                   -
   Mortality and expense ratio                                       1.25%               1.25% (25)              -
   Net investment income ratio                                     (0.60%)             (0.75%) (25)              -
   Total return                                                     17.61%             (3.92%)                   -

   VA1
   PHOENIX-KAYNE SMALL-CAP QUALITY VALUE SERIES(24)
   Accumulation units outstanding                                    6,648                   -                   -
   Unit value                                                    $1.198095                   -                   -
   Net assets (thousands)                                               $8                   -                   -
   Mortality and expense ratio                                       1.00% (25)              -                   -
   Net investment income ratio                                       2.21% (25)              -                   -
   Total return                                                      9.89%                   -                   -

   VA2, VA3, & GSE
   PHOENIX-KAYNE SMALL-CAP QUALITY VALUE SERIES(16)
   Accumulation units outstanding                                  921,851             502,567                   -
   Unit value                                                    $1.193906           $1.005160                   -
   Net assets (thousands)                                           $1,101                $505                   -
   Mortality and expense ratio                                       1.25%               1.25% (25)              -
   Net investment income ratio                                     (0.76%)               0.62% (25)              -
   Total return                                                     18.78%               0.52%                   -

           BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                   PERIOD ENDED
                                                                                   DECEMBER 31,
                                                                --------------------------------------------------
SUBACCOUNT                                                         2003                2002                2001
----------                                                      ----------          ----------          ----------
   VA1
   PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES
   Accumulation units outstanding                                    3,423                   -                   -
   Unit value                                                    $1.226148                   -                   -
   Net assets (thousands)                                               $4                   -                   -
   Mortality and expense ratio                                       1.00% (25)              -                   -
   Net investment income ratio                                     (0.21%) (25)              -                   -
   Total return                                                     34.54%                   -                   -

   VA2, VA3, & GSE
   PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES(16)
   Accumulation units outstanding                                1,635,192           1,107,413                   -
   Unit value                                                    $1.221852           $0.953129                   -
   Net assets (thousands)                                           $1,998              $1,056                   -
   Mortality and expense ratio                                       1.25%               1.25% (25)              -
   Net investment income ratio                                     (0.52%)             (1.26%) (25)              -
   Total return                                                     28.19%             (4.69%)                   -

   VA1
   PHOENIX-LAZARD SMALL-CAP VALUE SERIES(18)
   Accumulation units outstanding                                   21,524              14,413                   -
   Unit value                                                    $1.341207           $0.975027                   -
   Net assets (thousands)                                              $29                 $14                   -
   Mortality and expense ratio                                       1.00%               1.00% (25)              -
   Net investment income ratio                                     (0.91%)             (0.68%) (25)              -
   Total return                                                     37.56%               5.41%                   -

   VA2, VA3, & GSE
   PHOENIX-LAZARD SMALL-CAP VALUE SERIES(16)
   Accumulation units outstanding                                3,395,958           3,029,092                   -
   Unit value                                                    $1.336520           $0.974076                   -
   Net assets (thousands)                                           $4,539              $2,951                   -
   Mortality and expense ratio                                       1.25%               1.25% (25)              -
   Net investment income ratio                                     (1.20%)             (1.03%) (25)              -
   Total return                                                     37.21%             (2.59%)                   -

           BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                   PERIOD ENDED
                                                                                   DECEMBER 31,
                                                                --------------------------------------------------
SUBACCOUNT                                                         2003                2002                2001
----------                                                      ----------          ----------          ----------
   VA1
   PHOENIX-LAZARD U.S. MULTI-CAP SERIES(23)
   Accumulation units outstanding                                    2,106                   -                   -
   Unit value                                                    $1.276350                   -                   -
   Net assets (thousands)                                               $3                   -                   -
   Mortality and expense ratio                                       1.00% (25)              -                   -
   Net investment income ratio                                       0.24% (25)              -                   -
   Total return                                                     10.81%                   -                   -

   VA2, VA3, & GSE
   PHOENIX-LAZARD U.S. MULTI-CAP SERIES(16)
   Accumulation units outstanding                                2,109,972           2,021,674                   -
   Unit value                                                    $1.271879           $1.000157                   -
   Net assets (thousands)                                           $2,684              $2,022                   -
   Mortality and expense ratio                                       1.25%               1.25% (25)              -
   Net investment income ratio                                     (0.84%)             (0.62%) (25)              -
   Total return                                                     27.17%               0.02%                   -

   VA2, VA3, & GSE
   PHOENIX-LORD ABBETT BOND-DEBENTURE SERIES(16)
   Accumulation units outstanding                                2,486,786           2,140,062                   -
   Unit value                                                    $1.230859           $1.058489                   -
   Net assets (thousands)                                           $3,061              $2,265                   -
   Mortality and expense ratio                                       1.25%               1.25% (25)              -
   Net investment income ratio                                       4.13%               3.44% (25)              -
   Total return                                                     16.28%               5.85%                   -

   VA1
   PHOENIX-LORD ABBETT LARGE-CAP VALUE SERIES(19)
   Accumulation units outstanding                                   40,022              20,009                   -
   Unit value                                                    $1.274620           $0.988567                   -
   Net assets (thousands)                                              $51                 $20                   -
   Mortality and expense ratio                                       1.00%               1.00% (25)              -
   Net investment income ratio                                     (0.23%)               1.15% (25)              -
   Total return                                                     28.94%               1.93%                   -

           BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                   PERIOD ENDED
                                                                                   DECEMBER 31,
                                                                --------------------------------------------------
SUBACCOUNT                                                         2003                2002                2001
----------                                                      ----------          ----------          ----------
   VA2, VA3, & GSE
   PHOENIX-LORD ABBETT LARGE-CAP VALUE SERIES(16)
   Accumulation units outstanding                                1,259,090           1,154,863                   -
   Unit value                                                    $1.270157           $0.987598                   -
   Net assets (thousands)                                           $1,599              $1,141                   -
   Mortality and expense ratio                                       1.25%               1.25% (25)              -
   Net investment income ratio                                     (0.80%)             (0.70%) (25)              -
   Total return                                                     28.61%             (1.24%)                   -

   VA1
   PHOENIX-LORD ABBETT MID-CAP VALUE SERIES(17)
   Accumulation units outstanding                                   50,733              27,454                   -
   Unit value                                                    $1.227927           $0.996521                   -
   Net assets (thousands)                                              $62                 $27                   -
   Mortality and expense ratio                                       1.00%               1.00% (25)              -
   Net investment income ratio                                     (0.26%)               0.38% (25)              -
   Total return                                                     23.22%             (1.94%)                   -

   VA2, VA3, & GSE
   PHOENIX-LORD ABBETT MID-CAP VALUE SERIES(16)
   Accumulation units outstanding                                1,635,615           1,167,187                   -
   Unit value                                                    $1.223633           $0.995550                   -
   Net assets (thousands)                                           $2,001              $1,162                   -
   Mortality and expense ratio                                       1.25%               1.25% (25)              -
   Net investment income ratio                                     (0.71%)             (0.45%) (25)              -
   Total return                                                     22.91%             (0.45%)                   -

   VA1
   PHOENIX-MFS INVESTORS GROWTH STOCK SERIES
   Accumulation units outstanding                                  536,515             813,234           1,313,581
   Unit value                                                    $0.565557           $0.472802           $0.671140
   Net assets (thousands)                                             $303                $384                $882
   Mortality and expense ratio                                       1.00%               1.00%               1.00%
   Net investment income ratio                                     (1.02%)             (0.98%)             (1.00%)
   Total return                                                     19.62%            (29.55%)            (24.61%)

           BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                   PERIOD ENDED
                                                                                   DECEMBER 31,
                                                                --------------------------------------------------
SUBACCOUNT                                                         2003                2002                2001
----------                                                      ----------          ----------          ----------
   VA2, VA3, & GSE
   PHOENIX-MFS INVESTORS GROWTH STOCK SERIES
   Accumulation units outstanding                               26,810,402          19,701,710          21,535,515
   Unit value                                                    $0.585931           $0.491075           $0.698849
   Net assets (thousands)                                          $15,709              $9,675             $15,050
   Mortality and expense ratio                                       1.25%               1.25%               1.25%
   Net investment income ratio                                     (1.28%)             (1.22%)             (1.25%)
   Total return                                                     19.32%            (29.73%)            (24.80%)

   VA1
   PHOENIX-MFS INVESTORS TRUST SERIES(14)
   Accumulation units outstanding                                   41,504              11,510                   -
   Unit value                                                    $0.990133           $0.816023                   -
   Net assets (thousands)                                              $41                  $9                   -
   Mortality and expense ratio                                       1.00%               1.00% (25)              -
   Net investment income ratio                                     (0.23%)             (0.39%) (25)              -
   Total return                                                     21.34%            (21.73%)                   -

   VA2, VA3, & GSE
   PHOENIX-MFS INVESTORS TRUST SERIES(9)
   Accumulation units outstanding                                3,115,627           3,128,482           3,017,949
   Unit value                                                    $0.984722           $0.813611           $1.040225
   Net assets (thousands)                                           $3,068              $2,545              $3,139
   Mortality and expense ratio                                       1.25%               1.25%               1.25% (25)
   Net investment income ratio                                     (0.70%)             (0.77%)             (1.27%) (25)
   Total return                                                     21.03%            (21.79%)               4.02%

   VA1
   PHOENIX-MFS VALUE SERIES(11)
   Accumulation units outstanding                                  278,991             235,197              44,099
   Unit value                                                    $1.112703           $0.900245           $1.055449
   Net assets (thousands)                                             $310                $212                 $47
   Mortality and expense ratio                                       1.00%               1.00%               1.00% (25)
   Net investment income ratio                                       0.54%               0.65%               1.13% (25)
   Total return                                                     23.60%            (14.71%)               2.00%

           BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                   PERIOD ENDED
                                                                                   DECEMBER 31,
                                                                --------------------------------------------------
SUBACCOUNT                                                         2003                2002                2001
----------                                                      ----------          ----------          ----------
   VA2, VA3, & GSE
   PHOENIX-MFS VALUE SERIES(9)
   Accumulation units outstanding                                2,452,839           4,947,205           3,263,688
   Unit value                                                    $1.106615           $0.897578           $1.054990
   Net assets (thousands)                                           $2,714              $4,441              $3,443
   Mortality and expense ratio                                       1.25%               1.25%               1.25% (25)
   Net investment income ratio                                     (0.47%)             (0.29%)             (0.18%) (25)
   Total return                                                     23.29%            (14.92%)               5.50%

   VA1
   PHOENIX-NORTHERN DOW 30 SERIES(2)
   Accumulation units outstanding                                  220,277             246,658             214,071
   Unit value                                                    $0.989900           $0.784826           $0.938170
   Net assets (thousands)                                             $218                $194                $201
   Mortality and expense ratio                                       1.00%               1.00%               1.00% (25)
   Net investment income ratio                                       0.64%               0.29%               0.76% (25)
   Total return                                                     26.13%            (16.35%)             (6.18%)

   VA2, VA3, & GSE
   PHOENIX-NORTHERN DOW 30 SERIES
   Accumulation units outstanding                                6,859,774           7,275,601          12,203,561
   Unit value                                                    $0.931430           $0.740328           $0.887219
   Net assets (thousands)                                           $6,389              $5,386             $10,827
   Mortality and expense ratio                                       1.25%               1.25%               1.25%
   Net investment income ratio                                       0.37%             (0.23%)             (0.15%)
   Total return                                                     25.81%            (16.56%)             (7.16%)

   VA1
   PHOENIX-NOTHERN NASDAQ-100 INDEX(R) SERIES
   Accumulation units outstanding                                1,071,987             151,703             148,037
   Unit value                                                    $0.382984           $0.259888           $0.420556
   Net assets (thousands)                                             $411                 $39                 $62
   Mortality and expense ratio                                       1.00%               1.00%               1.00%
   Net investment income ratio                                     (1.03%)             (0.97%)             (1.00%)
   Total return                                                     47.37%            (38.20%)            (33.74%)

           BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                   PERIOD ENDED
                                                                                   DECEMBER 31,
                                                                --------------------------------------------------
SUBACCOUNT                                                         2003                2002                2001
----------                                                      ----------          ----------          ----------
   VA2, VA3, & GSE
   PHOENIX-NORTHERN NASDAQ-100 INDEX(R) SERIES
   Accumulation units outstanding                               13,034,680           8,585,037          10,106,111
   Unit value                                                    $0.376708           $0.256278           $0.415758
   Net assets (thousands)                                           $4,910              $2,200              $4,202
   Mortality and expense ratio                                       1.25%               1.25%               1.25%
   Net investment income ratio                                     (1.29%)             (1.21%)             (1.25%)
   Total return                                                     46.99%            (38.36%)            (33.91%)

   VA1
   PHOENIX-OAKHURST GROWTH AND INCOME SERIES
   Accumulation units outstanding                                  543,288             455,729             735,213
   Unit value                                                    $1.126159           $0.892436           $1.163375
   Net assets (thousands)                                             $612                $407                $855
   Mortality and expense ratio                                       1.00%               1.00%               1.00%
   Net investment income ratio                                       0.14%             (0.32%)             (0.51%)
   Total return                                                     26.19%            (23.29%)             (9.09%)

   VA2, VA3, & GSE
   PHOENIX-OAKHURST GROWTH AND INCOME SERIES
   Accumulation units outstanding                               12,750,543          15,487,487          20,147,245
   Unit value                                                    $1.109836           $0.881725           $1.152330
   Net assets (thousands)                                          $14,151             $13,656             $23,216
   Mortality and expense ratio                                       1.25%               1.25%               1.25%
   Net investment income ratio                                     (0.15%)             (0.50%)             (0.78%)
   Total return                                                     25.87%            (23.48%)             (9.32%)

   VA1
   PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES
   Accumulation units outstanding                                5,950,498           6,730,497           7,478,174
   Unit value                                                    $6.246258           $5.263341           $6.012629
   Net assets (thousands)                                          $37,168             $35,425             $44,963
   Mortality and expense ratio                                       1.00%               1.00%               1.00%
   Net investment income ratio                                       1.62%               1.79%               1.48%
   Total return                                                     18.67%            (12.46%)               0.85%

             BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                   PERIOD ENDED
                                                                                   DECEMBER 31,
                                                                --------------------------------------------------
SUBACCOUNT                                                         2003                2002                2001
----------                                                      ----------          ----------          ----------
   VA2, VA3, & GSE
   PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES
   Accumulation units outstanding                               34,281,226          41,048,554          30,578,754
   Unit value                                                    $5.986546           $5.057262           $5.791858
   Net assets (thousands)                                         $205,226            $207,593            $177,108
   Mortality and expense ratio                                       1.25%               1.25%               1.25%
   Net investment income ratio                                       1.35%               1.52%               1.22%
   Total return                                                     18.38%            (12.68%)               0.59%

   VA1
   PHOENIX-OAKHURST VALUE EQUITY SERIES
   Accumulation units outstanding                                  273,754             505,388             460,254
   Unit value                                                    $1.289608           $1.051561           $1.360606
   Net assets (thousands)                                             $353                $529                $626
   Mortality and expense ratio                                       1.00%               1.00%               1.00%
   Net investment income ratio                                       0.67%             (0.51%)             (0.15%)
   Total return                                                     22.64%            (22.71%)            (18.79%)

   VA2, VA3, & GSE
   PHOENIX-OAKHURST VALUE EQUITY SERIES
   Accumulation units outstanding                                8,963,080          11,454,890          13,552,545
   Unit value                                                    $1.342858           $1.097756           $1.423985
   Net assets (thousands)                                          $12,036             $12,575             $19,299
   Mortality and expense ratio                                       1.25%               1.25%               1.25%
   Net investment income ratio                                     (0.34%)             (0.38%)             (0.46%)
   Total return                                                     22.33%            (22.91%)            (18.99%)

   VA1
   PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE SERIES(5)
   Accumulation units outstanding                                    8,863               7,603               1,635
   Unit value                                                    $1.078534           $0.820411           $0.968898
   Net assets (thousands)                                              $10                  $6                  $2
   Mortality and expense ratio                                       1.00%               1.00%               1.00% (25)
   Net investment income ratio                                       0.55%               0.76%               1.20% (25)
   Total return                                                     31.46%            (15.33%)             (3.11%)

           BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                   PERIOD ENDED
                                                                                   DECEMBER 31,
                                                                --------------------------------------------------
SUBACCOUNT                                                         2003                2002                2001
----------                                                      ----------          ----------          ----------
   VA2, VA3, & GSE
   PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE SERIES
   Accumulation units outstanding                                7,696,425           7,522,883           7,228,503
   Unit value                                                    $1.061822           $0.809737           $0.958705
   Net assets (thousands)                                           $8,172              $6,092              $6,930
   Mortality and expense ratio                                       1.25%               1.25%               1.25%
   Net investment income ratio                                       0.22%             (0.28%)             (0.38%)
   Total return                                                     31.13%            (15.54%)             (8.01%)

   VA1
   PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES
   Accumulation units outstanding                                  699,608             900,449             392,090
   Unit value                                                    $1.357767           $0.972852           $1.074551
   Net assets (thousands)                                             $950                $876                $421
   Mortality and expense ratio                                       1.00%               1.00%               1.00%
   Net investment income ratio                                     (0.85%)             (0.08%)               0.50%
   Total return                                                     39.57%             (9.46%)              21.75%

   VA2, VA3, & GSE
   PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES
   Accumulation units outstanding                               10,009,403          12,174,090          12,331,815
   Unit value                                                    $1.369775           $0.983933           $1.089546
   Net assets (thousands)                                          $13,711             $11,978             $13,436
   Mortality and expense ratio                                       1.25%               1.25%               1.25%
   Net investment income ratio                                     (1.11%)             (0.39%)               0.25%
   Total return                                                     39.21%             (9.69%)              21.45%

   VA1
   PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES(3)
   Accumulation units outstanding                                  416,277             509,764             143,005
   Unit value                                                    $1.398795           $0.982134           $1.084641
   Net assets (thousands)                                             $582                $501                $155
   Mortality and expense ratio                                       1.00%               1.00%               1.00% (25)
   Net investment income ratio                                     (1.03%)             (0.43%)             (0.19%) (25)
   Total return                                                     42.42%             (9.45%)               8.46%

           BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                   PERIOD ENDED
                                                                                   DECEMBER 31,
                                                                --------------------------------------------------
SUBACCOUNT                                                         2003                2002                2001
----------                                                      ----------          ----------          ----------
   VA2, VA3, & GSE
   PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES
   Accumulation units outstanding                                4,441,163           5,629,487           5,110,098
   Unit value                                                    $1.559172           $1.097509           $1.215139
   Net assets (thousands)                                           $6,925              $6,178              $6,209
   Mortality and expense ratio                                       1.25%               1.25%               1.25%
   Net investment income ratio                                     (1.29%)             (0.82%)             (0.45%)
   Total return                                                     42.06%             (9.68%)              14.31%

   VA1
   PHOENIX-SENECA MID-CAP GROWTH SERIES
   Accumulation units outstanding                                  345,892             683,870             803,067
   Unit value                                                    $1.113327           $0.872886           $1.306225
   Net assets (thousands)                                             $385                $597              $1,049
   Mortality and expense ratio                                       1.00%               1.00%               1.00%
   Net investment income ratio                                     (1.02%)             (0.97%)             (1.00%)
   Total return                                                     27.55%            (33.17%)            (26.04%)

   VA2, VA3, & GSE
   PHOENIX-SENECA MID-CAP GROWTH SERIES
   Accumulation units outstanding                                8,052,235           9,611,872          11,318,129
   Unit value                                                    $1.220841           $0.959606           $1.439643
   Net assets (thousands)                                           $9,830              $9,224             $16,294
   Mortality and expense ratio                                       1.25%               1.25%               1.25%
   Net investment income ratio                                     (1.28%)             (1.22%)             (1.25%)
   Total return                                                     27.22%            (33.34%)            (26.07%)

   VA1
   PHOENIX-SENECA STRATEGIC THEME SERIES
   Accumulation units outstanding                                  534,148             575,130           1,251,388
   Unit value                                                    $1.527262           $1.123901           $1.746048
   Net assets (thousands)                                             $816                $646              $2,185
   Mortality and expense ratio                                       1.00%               1.00%               1.00%
   Net investment income ratio                                     (0.98%)             (1.00%)             (1.00%)
   Total return                                                     35.89%            (35.63%)            (28.09%)

           BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                   PERIOD ENDED
                                                                                   DECEMBER 31,
                                                                --------------------------------------------------
SUBACCOUNT                                                         2003                2002                2001
----------                                                      ----------          ----------          ----------
   VA2, VA3, & GSE
   PHOENIX-SENECA STRATEGIC THEME SERIES
   Accumulation units outstanding                               13,951,159          16,508,297          23,730,603
   Unit value                                                    $1.507196           $1.111945           $1.731851
   Net assets (thousands)                                          $21,027             $18,356             $41,098
   Mortality and expense ratio                                       1.25%               1.25%               1.25%
   Net investment income ratio                                     (1.28%)             (1.22%)             (1.25%)
   Total return                                                     35.55%            (35.79%)            (28.28%)

   VA1
   PHOENIX-STATE STREET RESEARCH SMALL-CAP GROWTH SERIES
   Accumulation units outstanding                                   19,617                   -                   -
   Unit value                                                    $1.525440                   -                   -
   Net assets (thousands)                                              $30                   -                   -
   Mortality and expense ratio                                       1.00% (25)              -                   -
   Net investment income ratio                                     (1.05%) (25)              -                   -
   Total return                                                     35.47%                   -                   -

   VA2, VA3, & GSE
   PHOENIX-STATE STREET RESEARCH SMALL-CAP GROWTH SERIES(16)
   Accumulation units outstanding                                2,305,370           1,534,925                   -
   Unit value                                                    $1.520119           $1.003582                   -
   Net assets (thousands)                                           $3,504              $1,540                   -
   Mortality and expense ratio                                       1.25%               1.25% (25)              -
   Net investment income ratio                                     (1.30%)             (1.25%) (25)              -
   Total return                                                     51.47%               0.36%                   -

AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
   VA1
   AIM V.I. CAPITAL APPRECIATION FUND(8)
   Accumulation units outstanding                                   62,411              19,726               2,831
   Unit value                                                    $0.889658           $0.693825           $0.926506
   Net assets (thousands)                                              $56                 $14                  $3
   Mortality and expense ratio                                       1.00%               1.00%               1.00% (25)
   Net investment income ratio                                     (1.03%)             (0.98%)             (0.96%) (25)
   Total return                                                     28.23%            (25.11%)             (6.31%)

           BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                   PERIOD ENDED
                                                                                   DECEMBER 31,
                                                                --------------------------------------------------
SUBACCOUNT                                                         2003                2002                2001
----------                                                      ----------          ----------          ----------
   VA2, VA3, & GSE
   AIM V.I. CAPITAL APPRECIATION FUND(6)
   Accumulation units outstanding                                1,138,913             485,323              98,830
   Unit value                                                    $0.826264           $0.646011           $0.864839
   Net assets (thousands)                                             $941                $314                 $85
   Mortality and expense ratio                                       1.25%               1.25%               1.25% (25)
   Net investment income ratio                                     (1.28%)             (1.23%)             (1.26%) (25)
   Total return                                                     27.90%            (25.30%)            (13.52%)

   VA1
   AIM V.I. PREMIER EQUITY FUND(7)
   Accumulation units outstanding                                   74,592              63,753              52,043
   Unit value                                                    $0.762199           $0.615522           $0.891508
   Net assets (thousands)                                              $57                 $39                 $46
   Mortality and expense ratio                                       1.00%               1.00%               1.00% (25)
   Net investment income ratio                                     (0.67%)             (0.62%)             (0.80%) (25)
   Total return                                                     23.83%            (30.96%)            (10.85%)

   VA2, VA3, & GSE
   AIM V.I. PREMIER EQUITY FUND(4)
   Accumulation units outstanding                                1,960,804           2,659,780           1,384,144
   Unit value                                                    $0.827351           $0.669816           $0.972602
   Net assets (thousands)                                           $1,622              $1,782              $1,346
   Mortality and expense ratio                                       1.25%               1.25%               1.25% (25)
   Net investment income ratio                                     (1.02%)             (0.83%)             (0.74%) (25)
   Total return                                                     23.52%            (31.13%)               2.74%

THE ALGER AMERICAN FUND -- CLASS O SHARES
-----------------------------------------
   VA1
   ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
   Accumulation units outstanding                                  541,958             343,112             319,834
   Unit value                                                    $0.539196           $0.404249           $0.617853
   Net assets (thousands)                                             $292                $139                $198
   Mortality and expense ratio                                       1.00%               1.00%               1.00%
   Net investment income ratio                                     (1.02%)             (0.97%)             (1.01%)
   Total return                                                     33.38%            (34.57%)            (16.78%)

           BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                   PERIOD ENDED
                                                                                   DECEMBER 31,
                                                                --------------------------------------------------
SUBACCOUNT                                                         2003                2002                2001
----------                                                      ----------          ----------          ----------
   VA2, VA3, & GSE
   ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
   Accumulation units outstanding                                6,335,392           4,723,393           3,548,441
   Unit value                                                    $0.561019           $0.421687           $0.646135
   Net assets (thousands)                                           $3,554              $1,992              $2,293
   Mortality and expense ratio                                       1.25%               1.25%               1.25%
   Net investment income ratio                                     (1.29%)             (1.21%)             (1.26%)
   Total return                                                     33.04%            (34.74%)            (16.99%)

   VA1
   FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
   Accumulation units outstanding                                  409,286             762,150             242,762
   Unit value                                                    $1.277644           $1.260718           $1.167793
   Net assets (thousands)                                             $523                $961                $283
   Mortality and expense ratio                                       1.00%               1.00%               1.00%
   Net investment income ratio                                       3.09%               0.48%               5.14%
   Total return                                                      1.34%               7.96%               5.96%

   VA2, VA3, & GSE
   FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
   Accumulation units outstanding                               10,957,181          17,387,925           8,843,851
   Unit value                                                    $1.252877           $1.239415           $1.150966
   Net assets (thousands)                                          $13,728             $21,551             $10,179
   Mortality and expense ratio                                       1.25%               1.25%               1.25%
   Net investment income ratio                                       2.79%               1.35%               1.57%
   Total return                                                      1.09%               7.68%               5.69%

   VA1
   FEDERATED HIGH INCOME BOND FUND II -- PRIMARY SHARES
   Accumulation units outstanding                                  611,008             557,355             608,182
   Unit value                                                    $1.140980           $0.942999           $0.939481
   Net assets (thousands)                                             $697                $526                $571
   Mortality and expense ratio                                       1.00%               1.00%               1.00%
   Net investment income ratio                                       8.01%              13.00%               6.70%
   Total return                                                     20.99%               0.37%               0.36%

           BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                   PERIOD ENDED
                                                                                   DECEMBER 31,
                                                                --------------------------------------------------
SUBACCOUNT                                                         2003                2002                2001
----------                                                      ----------          ----------          ----------
FEDERATED INSURANCE SERIES
--------------------------
   VA2, VA3, & GSE
   FEDERATED HIGH INCOME BOND FUND II -- PRIMARY SHARES
   Accumulation units outstanding                                4,144,350           3,118,765           2,813,258
   Unit value                                                    $1.094674           $0.907021           $0.905914
   Net assets (thousands)                                           $4,537              $5,783              $2,549
   Mortality and expense ratio                                       1.25%               1.25%               1.25%
   Net investment income ratio                                       5.46%               8.99%               8.08%
   Total return                                                     20.69%               0.12%               0.10%

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
   VA1
   VIP CONTRAFUND(R) PORTFOLIO
   Accumulation units outstanding                                  487,553             391,426             144,251
   Unit value                                                    $0.924764           $0.727757           $0.811604
   Net assets (thousands)                                             $451                $285                $117
   Mortality and expense ratio                                       1.00%               1.00%               1.00%
   Net investment income ratio                                     (0.74%)             (0.63%)             (0.33%)
   Total return                                                     27.07%            (10.33%)            (13.24%)

   VA2, VA3, & GSE
   VIP CONTRAFUND(R) PORTFOLIO
   Accumulation units outstanding                                9,221,883           8,079,529           3,390,082
   Unit value                                                    $0.907826           $0.716238           $0.800770
   Net assets (thousands)                                           $8,372              $5,783              $2,715
   Mortality and expense ratio                                       1.25%               1.25%               1.25%
   Net investment income ratio                                     (0.93%)             (0.80%)             (0.83%)
   Total return                                                     26.75%            (10.56%)            (13.46%)

   VA1
   VIP GROWTH OPPORTUNITIES PORTFOLIO
   Accumulation units outstanding                                   89,426              89,951              62,035
   Unit value                                                    $0.720356           $0.561162           $0.725942
   Net assets (thousands)                                              $64                 $50                 $45
   Mortality and expense ratio                                       1.00%               1.00%               1.00%
   Net investment income ratio                                     (0.55%)             (0.24%)             (1.01%)
   Total return                                                     28.37%            (22.70%)            (15.30%)

           BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                   PERIOD ENDED
                                                                                   DECEMBER 31,
                                                                --------------------------------------------------
SUBACCOUNT                                                         2003                2002                2001
----------                                                      ----------          ----------          ----------
   VA2, VA3, & GSE
   VIP GROWTH OPPORTUNITIES PORTFOLIO
   Accumulation units outstanding                                  998,381           1,083,575             920,170
   Unit value                                                    $0.695060           $0.542836           $0.704012
   Net assets (thousands)                                             $694                $588                $648
   Mortality and expense ratio                                       1.25%               1.25%               1.25%
   Net investment income ratio                                     (0.64%)             (0.40%)             (1.08%)
   Total return                                                     28.04%            (22.89%)            (15.52%)

   VA1
   VIP GROWTH PORTFOLIO
   Accumulation units outstanding                                  237,052             304,288             306,781
   Unit value                                                    $0.623961           $0.474658           $0.686898
   Net assets (thousands)                                             $148                $144                $211
   Mortality and expense ratio                                       1.00%               1.00%               1.00%
   Net investment income ratio                                     (0.82%)             (0.83%)             (1.00%)
   Total return                                                     31.45%            (30.90%)            (18.55%)

   VA2, VA3, & GSE
   VIP GROWTH PORTFOLIO
   Accumulation units outstanding                                7,750,765           7,683,614           4,742,730
   Unit value                                                    $0.623253           $0.475318           $0.689602
   Net assets (thousands)                                           $4,831              $3,652              $3,271
   Mortality and expense ratio                                       1.25%               1.25%               1.25%
   Net investment income ratio                                     (1.12%)             (1.09%)             (1.25%)
   Total return                                                     31.12%            (31.07%)            (18.76%)

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
   VA1
   MUTUAL SHARES SECURITIES FUND(1)
   Accumulation units outstanding                                  406,009             403,540             175,268
   Unit value                                                    $1.100654           $0.888359           $1.017526
   Net assets (thousands)                                             $447                $358                $178
   Mortality and expense ratio                                       1.00%               1.00%               1.00% (25)
   Net investment income ratio                                       0.01%             (0.07%)               1.01% (25)
   Total return                                                     23.90%            (12.69%)               1.75%

           BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                   PERIOD ENDED
                                                                                   DECEMBER 31,
                                                                --------------------------------------------------
SUBACCOUNT                                                         2003                2002                2001
----------                                                      ----------          ----------          ----------
   VA2, VA3, & GSE
   MUTUAL SHARES SECURITIES FUND
   Accumulation units outstanding                                3,720,740           3,987,247           3,338,350
   Unit value                                                    $1.383866           $1.119778           $1.285827
   Net assets (thousands)                                           $5,149              $4,465              $4,293
   Mortality and expense ratio                                       1.25%               1.25%               1.25%
   Net investment income ratio                                     (0.24%)             (0.28%)               0.46%
   Total return                                                     23.58%            (12.91%)               5.70%

   VA1
   TEMPLETON DEVELOPING MARKETS SECURITIES FUND
   Accumulation units outstanding                                  515,247             527,475             538,588
   Unit value                                                    $0.735067           $0.485314           $0.490940
   Net assets (thousands)                                             $379                $256                $264
   Mortality and expense ratio                                       1.00%               1.00%               1.00%
   Net investment income ratio                                       0.13%               0.40%               0.03%
   Total return                                                     51.46%             (1.15%)             (9.01%)

   VA2, VA3, & GSE
   TEMPLETON DEVELOPING MARKETS SECURITIES FUND
   Accumulation units outstanding                                1,679,951           2,148,691           3,008,456
   Unit value                                                    $0.713875           $0.472509           $0.479198
   Net assets (thousands)                                           $1,199              $1,015              $1,442
   Mortality and expense ratio                                       1.25%               1.25%               1.25%
   Net investment income ratio                                     (0.04%)               0.14%             (0.44%)
   Total return                                                     51.08%             (1.40%)             (9.24%)

   VA1
   TEMPLETON FOREIGN SECURITIES FUND
   Accumulation units outstanding                                   92,654             170,930             154,973
   Unit value                                                    $1.088667           $0.831729           $1.031634
   Net assets (thousands)                                             $101                $142                $160
   Mortality and expense ratio                                       1.00%               1.00%               1.00%
   Net investment income ratio                                       0.77%               0.62%               2.03%
   Total return                                                     30.89%            (19.38%)            (16.84%)

           BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                   PERIOD ENDED
                                                                                   DECEMBER 31,
                                                                --------------------------------------------------
SUBACCOUNT                                                         2003                2002                2001
----------                                                      ----------          ----------          ----------
   VA2, VA3, & GSE
   TEMPLETON FOREIGN SECURITIES FUND
   Accumulation units outstanding                                4,815,504           5,417,264           5,377,596
   Unit value                                                    $1.184357           $0.907130           $1.128004
   Net assets (thousands)                                           $5,703              $4,914              $6,066
   Mortality and expense ratio                                       1.25%               1.25%               1.25%
   Net investment income ratio                                       0.49%               0.37%               1.77%
   Total return                                                     30.56%            (19.58%)            (17.05%)

   VA1
   TEMPLETON GLOBAL ASSET ALLOCATION FUND
   Accumulation units outstanding                                    6,255               6,276              16,908
   Unit value                                                    $1.437385           $1.100300           $1.162428
   Net assets (thousands)                                               $9                  $7                 $20
   Mortality and expense ratio                                       1.00%               1.00%               1.00%
   Net investment income ratio                                       1.54%               1.34%             (0.43%)
   Total return                                                     30.64%             (5.34%)            (10.85%)

   VA2, VA3, & GSE
   TEMPLETON GLOBAL ASSET ALLOCATION FUND
   Accumulation units outstanding                                2,029,009           2,413,508           3,026,545
   Unit value                                                    $1.475425           $1.132274           $1.199240
   Net assets (thousands)                                           $2,994              $2,733              $3,630
   Mortality and expense ratio                                       1.25%               1.25%               1.25%
   Net investment income ratio                                       1.32%               0.51%               0.06%
   Total return                                                     30.31%             (5.58%)            (11.08%)

   VA1
   TEMPLETON GROWTH SECURITIES FUND
   Accumulation units outstanding                                  159,693             170,082             144,343
   Unit value                                                    $1.484072           $1.134478           $1.405881
   Net assets (thousands)                                             $237                $193                $203
   Mortality and expense ratio                                       1.00%               1.00%               1.00%
   Net investment income ratio                                       0.75%               1.62%              18.72%
   Total return                                                     30.82%            (19.30%)             (2.30%)

           BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                   PERIOD ENDED
                                                                                   DECEMBER 31,
                                                                --------------------------------------------------
SUBACCOUNT                                                         2003                2002                2001
----------                                                      ----------          ----------          ----------
   VA2, VA3, & GSE
   TEMPLETON GROWTH SECURITIES FUND
   Accumulation units outstanding                                5,563,593           5,729,243           4,933,563
   Unit value                                                    $1.460239           $1.119091           $1.390332
   Net assets (thousands)                                           $8,124              $6,412              $6,859
   Mortality and expense ratio                                       1.25%               1.25%               1.25%
   Net investment income ratio                                       0.26%               1.02%              15.89%
   Total return                                                     30.48%            (19.51%)             (2.54%)

THE RYDEX VARIABLE TRUST
------------------------
   VA1
   RYDEX VARIABLE TRUST SECTOR ROTATION FUND(23)
   Accumulation units outstanding                                   26,234                   -                   -
   Unit value                                                    $1.154551                   -                   -
   Net assets (thousands)                                              $30                   -                   -
   Mortality and expense ratio                                       1.00% (25)              -                   -
   Net investment income ratio                                     (1.02%) (25)              -                   -
   Total return                                                      5.65%                   -                   -

   VA2, VA3, & GSE
   RYDEX VARIABLE TRUST SECTOR ROTATION FUND(22)
   Accumulation units outstanding                                  609,968                   -                   -
   Unit value                                                    $1.152852                   -                   -
   Net assets (thousands)                                             $703                   -                   -
   Mortality and expense ratio                                       1.25% (25)              -                   -
   Net investment income ratio                                     (1.28%) (25)              -                   -
   Total return                                                     15.29%                   -                   -

SCUDDER INVESTMENTS VIT FUNDS -- CLASS A
----------------------------------------
   VA1
   SCUDDER VIT EAFE(R) EQUITY INDEX FUND
   Accumulation units outstanding                                   66,576             133,840             120,089
   Unit value                                                    $0.741928           $0.561971           $0.724013
   Net assets (thousands)                                              $49                 $75                 $87
   Mortality and expense ratio                                       1.00%               1.00%               1.00%
   Net investment income ratio                                       2.74%               0.53%             (1.00%)
   Total return                                                     32.02%            (22.38%)            (25.45%)

           BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                   PERIOD ENDED
                                                                                   DECEMBER 31,
                                                                --------------------------------------------------
SUBACCOUNT                                                         2003                2002                2001
----------                                                      ----------          ----------          ----------
   VA2, VA3, & GSE
   SCUDDER VIT EAFE(R) EQUITY INDEX FUND
   Accumulation units outstanding                                1,382,931           1,178,934           1,334,668
   Unit value                                                    $0.758629           $0.576076           $0.744077
   Net assets (thousands)                                           $1,049                $679                $993
   Mortality and expense ratio                                       1.25%               1.25%               1.25%
   Net investment income ratio                                     (0.52%)               0.00%             (1.25%)
   Total return                                                     31.69%            (22.58%)            (25.63%)

   VA1
   SCUDDER VIT EQUITY 500 INDEX FUND(13)
   Accumulation units outstanding                                  630,092             298,555                   -
   Unit value                                                    $1.038519           $0.818529                   -
   Net assets (thousands)                                             $654                $244                   -
   Mortality and expense ratio                                       1.00%               1.00% (25)              -
   Net investment income ratio                                     (0.23%)               3.04% (25)              -
   Total return                                                     26.88%            (24.46%)                   -

   VA2, VA3, & GSE
   SCUDDER VIT EQUITY 500 INDEX FUND(10)
   Accumulation units outstanding                                5,702,191           3,099,062             152,382
   Unit value                                                    $1.032822           $0.816102           $1.054148
   Net assets (thousands)                                           $5,889              $2,529                $161
   Mortality and expense ratio                                       1.25%               1.25%               1.25% (25)
   Net investment income ratio                                     (0.16%)               2.57%             (1.26%) (25)
   Total return                                                     26.56%            (23.29%)             (0.05%)

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
---------------------------------------------------------
   VA1
   TECHNOLOGY PORTFOLIO
   Accumulation units outstanding                                1,254,910             900,211           1,112,304
   Unit value                                                    $0.292019           $0.199604           $0.395096
   Net assets (thousands)                                             $366                $180                $439
   Mortality and expense ratio                                       1.00%               1.00%               1.00%
   Net investment income ratio                                     (1.04%)             (0.96%)             (1.00%)
   Total return                                                     46.30%            (49.48%)            (49.37%)

           BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                   PERIOD ENDED
                                                                                   DECEMBER 31,
                                                                --------------------------------------------------
SUBACCOUNT                                                         2003                2002                2001
----------                                                      ----------          ----------          ----------
   VA2, VA3, & GSE
   TECHNOLOGY PORTFOLIO
   Accumulation units outstanding                               12,775,727          13,250,146          15,581,905
   Unit value                                                    $0.301024           $0.206277           $0.409342
   Net assets (thousands)                                           $3,846              $2,733              $6,378
   Mortality and expense ratio                                       1.25%               1.25%               1.25%
   Net investment income ratio                                     (1.29%)             (1.19%)             (1.25%)
   Total return                                                     45.93%            (49.61%)            (49.50%)

WANGER ADVISORS TRUST
---------------------
   VA1
   WANGER FOREIGN FORTY
   Accumulation units outstanding                                   80,996              52,430             169,883
   Unit value                                                    $0.848675           $0.606960           $0.723775
   Net assets (thousands)                                              $69                 $32                $123
   Mortality and expense ratio                                       1.00%               1.00%               1.00%
   Net investment income ratio                                     (0.78%)             (1.00%)             (0.85%)
   Total return                                                     39.82%            (16.14%)            (27.36%)

   VA2, VA3, & GSE
   WANGER FOREIGN FORTY
   Accumulation units outstanding                                2,040,297           1,987,966           2,342,589
   Unit value                                                    $1.494611           $1.071607           $1.281094
   Net assets (thousands)                                           $3,049              $2,130              $3,001
   Mortality and expense ratio                                       1.25%               1.25%               1.25%
   Net investment income ratio                                     (0.98%)             (1.25%)             (1.12%)
   Total return                                                     39.47%            (16.35%)            (27.54%)

   VA1
   WANGER INTERNATIONAL SMALL CAP
   Accumulation units outstanding                                  655,907             865,247             982,534
   Unit value                                                    $2.857606           $1.938966           $2.272952
   Net assets (thousands)                                           $1,874              $1,678              $2,233
   Mortality and expense ratio                                       1.00%               1.00%               1.00%
   Net investment income ratio                                     (0.68%)             (1.00%)             (1.00%)
   Total return                                                     47.38%            (14.69%)            (21.95%)

           BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                   PERIOD ENDED
                                                                                   DECEMBER 31,
                                                                --------------------------------------------------
SUBACCOUNT                                                         2003                2002                2001
----------                                                      ----------          ----------          ----------
   VA2, VA3, & GSE
   WANGER INTERNATIONAL SMALL CAP
   Accumulation units outstanding                               17,660,818          20,976,974          25,932,434
   Unit value                                                    $3.015676           $2.051396           $2.410830
   Net assets (thousands)                                          $53,259             $43,032             $62,519
   Mortality and expense ratio                                       1.25%               1.25%               1.25%
   Net investment income ratio                                     (0.96%)             (1.25%)             (1.25%)
   Total return                                                     47.01%            (14.91%)            (22.15%)

   VA1
   WANGER TWENTY
   Accumulation units outstanding                                  115,677             171,064             124,940
   Unit value                                                    $1.503217           $1.161500           $1.269986
   Net assets (thousands)                                             $174                $199                $159
   Mortality and expense ratio                                       1.00%               1.00%               1.00%
   Net investment income ratio                                     (1.02%)             (0.99%)             (1.01%)
   Total return                                                     29.42%             (8.54%)               8.00%

   VA2, VA3, & GSE
   WANGER TWENTY
   Accumulation units outstanding                                2,853,189           2,763,821           2,723,608
   Unit value                                                    $1.821375           $1.410885           $1.546570
   Net assets (thousands)                                           $5,197              $3,899              $4,212
   Mortality and expense ratio                                       1.25%               1.25%               1.25%
   Net investment income ratio                                     (1.28%)             (1.24%)             (1.27%)
   Total return                                                     29.09%             (8.77%)               7.72%

   VA1
   WANGER U.S. SMALLER COMPANIES
   Accumulation units outstanding                                  647,137             800,596             946,032
   Unit value                                                    $3.359953           $2.369664           $2.877281
   Net assets (thousands)                                           $2,174              $1,897              $2,722
   Mortality and expense ratio                                       1.00%               1.00%               1.00%
   Net investment income ratio                                     (1.03%)             (0.99%)             (0.94%)
   Total return                                                     41.79%            (17.64%)              10.27%

           BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                   PERIOD ENDED
                                                                                   DECEMBER 31,
                                                                --------------------------------------------------
SUBACCOUNT                                                         2003                2002                2001
----------                                                      ----------          ----------          ----------
   VA2, VA3, & GSE
   WANGER U.S. SMALLER COMPANIES
   Accumulation units outstanding                               30,881,424          38,085,542          47,608,600
   Unit value                                                    $3.288070           $2.324822           $2.829993
   Net assets (thousands)                                         $101,540             $88,616            $134,732
   Mortality and expense ratio                                       1.25%               1.25%               1.25%
   Net investment income ratio                                     (1.29%)             (1.24%)             (1.20%)
   Total return                                                     41.43%            (17.85%)               9.99%

MORTALITY AND EXPENSE RATIO:
These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

NET INVESTMENT INCOME RATIO:
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios include those expenses, such as mortality and expense charges, that are assessed against contract owner accounts through reductions in the unit values.
These ratios exclude those expenses that are assessed against contract owner accounts through the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

TOTAL RETURN:
These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account.
The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

(1) From inception January 26, 2001 to December 31, 2001.       (14) From inception March 13, 2002 to December 31, 2002.
(2) From inception January 30, 2001 to December 31, 2001.       (15) From inception April 25, 2002 to December 31, 2002.
(3) From inception February 20, 2001 to December 31, 2001.      (16) From inception August 12, 2002 to December 31, 2002.
(4) From inception April 12, 2001 to December 31, 2001.         (17) From inception September 10, 2002 to December 31, 2002.
(5) From inception April 17, 2001 to December 31, 2001.         (18) From inception October 2, 2002 to December 31, 2002.
(6) From inception May 3, 2001 to December 31, 2001.            (19) From inception October 22, 2002 to December 31, 2002.
(7) From inception May 8, 2001 to December 31, 2001.            (20) From inception October 29, 2002 to December 31, 2002.
(8) From inception August 2, 2001 to December 31, 2001.         (21) From inception April 29, 2003 to December 31, 2003.
(9) From inception October 29, 2001 to December 31, 2001.       (22) From inception June 2, 2003 to December 31, 2003.
(10) From inception November 23, 2001 to December 31, 2001.     (23) From inception September 3, 2003 to December 31, 2003.
(11) From inception December 3, 2001 to December 31, 2001.      (24) From inception October 7, 2003 to December 31, 2003.
(12) From inception January 30, 2002 to December 31, 2002.      (25) Annualized.
(13) From inception March 11, 2002 to December 31, 2002.

           BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                        SUBACCOUNT
                                                      -----------------------------------------------------------------------------

                                                          PHOENIX-                            PHOENIX-ALLIANCE/
                                                          ABERDEEN        PHOENIX-AIM MID-        BERNSTEIN       PHOENIX-ALLIANCE/
                                                        INTERNATIONAL        CAP EQUITY        ENHANCED INDEX     BERNSTEIN GROWTH
VA1                                                        SERIES              SERIES              SERIES          + VALUE SERIES
                                                      -----------------   -----------------   -----------------   -----------------
Accumulation units outstanding, beginning of period           1,059,290              60,494             735,360              42,313
Participant deposits                                              4,826                 122               4,174                   -
Participant transfers                                          (243,891)              1,037             (98,504)             21,421
Participant withdrawals                                         (82,408)             (1,938)           (105,684)                 (1)
                                                      -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                   737,817              59,715             535,346              63,733
                                                      =============================================================================

                                                          PHOENIX-                            PHOENIX-ALLIANCE/
                                                          ABERDEEN        PHOENIX-AIM MID-        BERNSTEIN       PHOENIX-ALLIANCE/
                                                        INTERNATIONAL        CAP EQUITY        ENHANCED INDEX     BERNSTEIN GROWTH
VA2, VA3                                                   SERIES              SERIES              SERIES          + VALUE SERIES
                                                      -----------------   -----------------   -----------------   -----------------
Accumulation units outstanding, beginning of period          26,370,052           3,910,714           8,779,345           3,039,672
Participant deposits                                            321,601              12,155              54,320               3,013
Participant transfers                                           339,597             188,287          (1,184,789)            217,324
Participant withdrawals                                      (3,530,605)            (96,710)         (1,201,935)             (9,254)
                                                      -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                23,500,645           4,014,446           6,446,941           3,250,755
                                                      =============================================================================

                                                          PHOENIX-                            PHOENIX-ALLIANCE/
                                                          ABERDEEN        PHOENIX-AIM MID-        BERNSTEIN       PHOENIX-ALLIANCE/
                                                        INTERNATIONAL        CAP EQUITY        ENHANCED INDEX     BERNSTEIN GROWTH
GSE                                                        SERIES              SERIES              SERIES          + VALUE SERIES
                                                      -----------------   -----------------   -----------------   -----------------
Accumulation units outstanding, beginning of period           1,739,845              17,872           2,582,778              21,211
Participant deposits                                            226,815              11,850             365,474              13,575
Participant transfers                                          (153,302)              6,413             (56,978)             32,394
Participant withdrawals                                        (436,640)             (3,861)           (544,787)             (3,671)
                                                      -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                 1,376,718              32,274           2,346,487              63,509
                                                      =============================================================================

           BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                        SUBACCOUNT
                                                      -----------------------------------------------------------------------------

                                                       PHOENIX-DUFF &         PHOENIX-            PHOENIX-
                                                         PHELPS REAL          ENGEMANN         ENGEMANN SMALL         PHOENIX-
                                                      ESTATE SECURITIES    CAPITAL GROWTH         & MID-CAP         GOODWIN MONEY
VA1                                                        SERIES              SERIES           GROWTH SERIES       MARKET SERIES
                                                      -----------------   -----------------   -----------------   -----------------
Accumulation units outstanding, beginning of period             282,107           2,154,144             174,859           1,948,881
Participant deposits                                              1,506              23,417                 635             152,774
Participant transfers                                            13,174             (83,755)            276,189            (483,573)
Participant withdrawals                                         (54,931)           (138,051)             (3,462)           (773,858)
                                                      -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                   241,856           1,955,755             448,221             844,224
                                                      =============================================================================

                                                       PHOENIX-DUFF &         PHOENIX-            PHOENIX-
                                                         PHELPS REAL          ENGEMANN         ENGEMANN SMALL         PHOENIX-
                                                      ESTATE SECURITIES    CAPITAL GROWTH         & MID-CAP         GOODWIN MONEY
VA2, VA3                                                   SERIES              SERIES           GROWTH SERIES       MARKET SERIES
                                                      -----------------   -----------------   -----------------   -----------------
Accumulation units outstanding, beginning of period           5,382,657          32,415,255           7,028,324          16,956,510
Participant deposits                                             52,148             421,717              73,723             285,305
Participant transfers                                          (183,987)         (1,806,465)          3,159,403            (230,739)
Participant withdrawals                                        (867,563)         (4,015,737)         (4,542,977)         (7,056,653)
                                                      -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                 4,383,255          27,014,770           5,718,473           9,954,423
                                                      =============================================================================

                                                       PHOENIX-DUFF &         PHOENIX-            PHOENIX-
                                                         PHELPS REAL          ENGEMANN         ENGEMANN SMALL         PHOENIX-
                                                      ESTATE SECURITIES    CAPITAL GROWTH         & MID-CAP         GOODWIN MONEY
GSE                                                        SERIES              SERIES           GROWTH SERIES       MARKET SERIES
                                                      -----------------   -----------------   -----------------   -----------------
Accumulation units outstanding, beginning of period             740,517           2,656,638             113,293           2,237,195
Participant deposits                                            117,237             245,134             134,888             554,851
Participant transfers                                            42,722            (119,296)            265,954            (337,683)
Participant withdrawals                                        (225,876)           (966,935)           (156,104)           (762,673)
                                                      -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                   674,600           1,815,541             358,031           1,691,690
                                                      =============================================================================

           BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                        SUBACCOUNT
                                                      -----------------------------------------------------------------------------

                                                          PHOENIX-                                                  PHOENIX-KAYNE
                                                       GOODWIN MULTI-       PHOENIX-JANUS       PHOENIX-KAYNE         SMALL-CAP
                                                        SECTOR FIXED       FLEXIBLE INCOME    RISING DIVIDENDS      QUALITY VALUE
VA1                                                     INCOME SERIES          SERIES              SERIES              SERIES
                                                      -----------------   -----------------   -----------------   -----------------
Accumulation units outstanding, beginning of period           1,167,971             294,899              14,603                   -
Participant deposits                                              2,909                 683                   -                   -
Participant transfers                                            51,239             (24,623)             10,400               6,648
Participant withdrawals                                        (308,849)            (46,895)             (2,469)                  -
                                                      -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                   913,270             224,064              22,534               6,648
                                                      =============================================================================

                                                          PHOENIX-                                                  PHOENIX-KAYNE
                                                       GOODWIN MULTI-       PHOENIX-JANUS       PHOENIX-KAYNE         SMALL-CAP
                                                        SECTOR FIXED       FLEXIBLE INCOME    RISING DIVIDENDS      QUALITY VALUE
VA2, VA3                                                INCOME SERIES          SERIES              SERIES              SERIES
                                                      -----------------   -----------------   -----------------   -----------------
Accumulation units outstanding, beginning of period          10,682,202           4,245,445             532,302             502,567
Participant deposits                                            107,403              54,886              76,870               3,933
Participant transfers                                          (372,110)           (118,875)            497,198             404,012
Participant withdrawals                                      (1,690,325)           (817,091)            (43,791)            (51,202)
                                                      -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                 8,727,170           3,364,365           1,062,579             859,310
                                                      =============================================================================

                                                          PHOENIX-                                                 PHOENIX-KAYNE
                                                       GOODWIN MULTI-       PHOENIX-JANUS       PHOENIX-KAYNE         SMALL-CAP
                                                        SECTOR FIXED       FLEXIBLE INCOME    RISING DIVIDENDS      QUALITY VALUE
GSE                                                     INCOME SERIES          SERIES              SERIES              SERIES
                                                      -----------------   -----------------   -----------------   -----------------
Accumulation units outstanding, beginning of period             492,200             428,599                   -                   -
Participant deposits                                             47,353             119,922               9,200              12,933
Participant transfers                                            49,510            (206,834)              6,616              49,608
Participant withdrawals                                        (104,544)                  -                   -                   -
                                                      -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                   484,519             341,687              15,816              62,541
                                                      =============================================================================

           BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                       SUBACCOUNT
                                                     -----------------------------------------------------------------------------

                                                      PHOENIX-LAZARD
                                                       INTERNATIONAL      PHOENIX-LAZARD      PHOENIX-LAZARD       PHOENIX-LORD
                                                       EQUITY SELECT      SMALL-CAP VALUE     U.S. MULTI-CAP       ABBETT BOND-
VA1                                                       SERIES              SERIES              SERIES         DEBENTURE SERIES
                                                     -----------------   -----------------   -----------------   -----------------
Accumulation units outstanding, beginning of period                  -              14,413                   -                   -
Participant deposits                                                 -                   -                   -                   -
Participant transfers                                            3,423               8,710               2,106                   -
Participant withdrawals                                              -              (1,599)                  -                   -
                                                     -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                    3,423              21,524               2,106                   -
                                                     =============================================================================

                                                      PHOENIX-LAZARD
                                                       INTERNATIONAL      PHOENIX-LAZARD      PHOENIX-LAZARD       PHOENIX-LORD
                                                       EQUITY SELECT      SMALL-CAP VALUE     U.S. MULTI-CAP       ABBETT BOND-
VA2, VA3                                                  SERIES              SERIES              SERIES         DEBENTURE SERIES
                                                     -----------------   -----------------   -----------------   -----------------
Accumulation units outstanding, beginning of period          1,101,648           3,028,708           2,021,674           2,139,044
Participant deposits                                            10,336               3,166                 453              16,894
Participant transfers                                          672,379             338,527              85,548             448,127
Participant withdrawals                                       (170,586)             (3,113)             (8,331)           (151,580)
                                                     -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                1,613,777           3,367,288           2,099,344           2,452,485
                                                     =============================================================================

                                                      PHOENIX-LAZARD
                                                       INTERNATIONAL      PHOENIX-LAZARD      PHOENIX-LAZARD       PHOENIX-LORD
                                                       EQUITY SELECT      SMALL-CAP VALUE     U.S. MULTI-CAP       ABBETT BOND-
GSE                                                       SERIES              SERIES              SERIES         DEBENTURE SERIES
                                                     -----------------   -----------------   -----------------   -----------------
Accumulation units outstanding, beginning of period              5,765                 384                   -               1,018
Participant deposits                                            13,687               7,010               6,189               8,477
Participant transfers                                            7,507              22,378               4,439              29,382
Participant withdrawals                                         (5,544)             (1,102)                  -              (4,576)
                                                     -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                   21,415              28,670              10,628              34,301
                                                     =============================================================================

           BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                        SUBACCOUNT
                                                      -----------------------------------------------------------------------------

                                                        PHOENIX-LORD        PHOENIX-LORD         PHOENIX-MFS         PHOENIX-MFS
                                                      ABBETT LARGE-CAP     ABBETT MID-CAP     INVESTORS GROWTH     INVESTORS TRUST
VA1                                                     VALUE SERIES        VALUE SERIES        STOCK SERIES           SERIES
                                                      -----------------   -----------------   -----------------   -----------------
Accumulation units outstanding, beginning of period              20,009              27,454             813,234              11,510
Participant deposits                                                  -                 407               5,466                   -
Participant transfers                                            20,086              24,472            (262,520)             29,994
Participant withdrawals                                             (73)             (1,600)            (19,665)                  -
                                                      -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                    40,022              50,733             536,515              41,504
                                                      =============================================================================

                                                        PHOENIX-LORD        PHOENIX-LORD         PHOENIX-MFS         PHOENIX-MFS
                                                      ABBETT LARGE-CAP     ABBETT MID-CAP     INVESTORS GROWTH     INVESTORS TRUST
VA2, VA3                                                VALUE SERIES        VALUE SERIES        STOCK SERIES           SERIES
                                                      -----------------   -----------------   -----------------   -----------------
Accumulation units outstanding, beginning of period           1,138,896           1,166,584          17,089,280           3,083,802
Participant deposits                                             24,799              12,681             945,397              39,783
Participant transfers                                         1,270,358             504,906           9,757,524             (40,567)
Participant withdrawals                                      (1,231,300)            (54,107)         (3,312,615)                  -
                                                      -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                 1,202,753           1,630,064          24,479,586           3,083,018
                                                      =============================================================================

                                                        PHOENIX-LORD        PHOENIX-LORD         PHOENIX-MFS         PHOENIX-MFS
                                                      ABBETT LARGE-CAP     ABBETT MID-CAP     INVESTORS GROWTH     INVESTORS TRUST
GSE                                                     VALUE SERIES        VALUE SERIES        STOCK SERIES           SERIES
                                                      -----------------   -----------------   -----------------   -----------------
Accumulation units outstanding, beginning of period              15,968                 603           2,612,430              44,680
Participant deposits                                             17,607               4,593               4,229               2,104
Participant transfers                                            36,678                 355             (63,776)             38,464
Participant withdrawals                                         (13,916)                  -            (222,067)            (52,639)
                                                      -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                    56,337               5,551           2,330,816              32,609
                                                      =============================================================================

           BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                        SUBACCOUNT
                                                      -----------------------------------------------------------------------------

                                                                                                  PHOENIX-            PHOENIX-
                                                                               PHOENIX-       NORTHERN NASDAQ-    OAKHURST GROWTH
                                                         PHOENIX-MFS       NORTHERN DOW 30      100 INDEX(R)         AND INCOME
VA1                                                     VALUE SERIES           SERIES              SERIES              SERIES
                                                      -----------------   -----------------   -----------------   -----------------
Accumulation units outstanding, beginning of period             235,197             246,658             151,703             455,729
Participant deposits                                              3,380                   -                   -               4,319
Participant transfers                                            44,753              63,945           1,009,010             111,137
Participant withdrawals                                          (4,339)            (90,326)            (88,726)            (27,897)
                                                      -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                   278,991             220,277           1,071,987             543,288
                                                      =============================================================================

                                                                                                  PHOENIX-            PHOENIX-
                                                                              PHOENIX-        NORTHERN NASDAQ-     OAKHURST GROWTH
                                                         PHOENIX-MFS       NORTHERN DOW 30      100 INDEX(R)         AND INCOME
VA2, VA3                                                VALUE SERIES           SERIES              SERIES              SERIES
                                                      -----------------   -----------------   -----------------   -----------------
Accumulation units outstanding, beginning of period           4,880,139           6,407,925           8,239,494          13,820,588
Participant deposits                                             53,903              25,415             165,867             120,354
Participant transfers                                           672,722             756,618           4,790,458            (259,650)
Participant withdrawals                                      (3,278,225)         (1,127,686)           (843,982)         (2,355,036)
                                                      -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                 2,328,539           6,062,272          12,351,837          11,326,256
                                                      =============================================================================

                                                                                                  PHOENIX-            PHOENIX-
                                                                               PHOENIX-       NORTHERN NASDAQ-     OAKHURST GROWTH
                                                        PHOENIX-MFS         NORTHERN DOW 30     100 INDEX(R)         AND INCOME
GSE                                                     VALUE SERIES           SERIES              SERIES              SERIES
                                                      -----------------   -----------------   -----------------   -----------------
Accumulation units outstanding, beginning of period              67,066             867,676             345,543           1,666,899
Participant deposits                                             57,234             115,834             132,261             313,029
Participant transfers                                                 -             (36,948)            504,801            (114,239)
Participant withdrawals                                               -            (149,060)           (299,762)           (441,402)
                                                      -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                   124,300             797,502             682,843           1,424,287
                                                      =============================================================================

           BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                        SUBACCOUNT
                                                      -----------------------------------------------------------------------------

                                                          PHOENIX-
                                                          OAKHURST            PHOENIX-         PHOENIX-SANFORD     PHOENIX-SANFORD
                                                          STRATEGIC        OAKHURST VALUE     BERNSTEIN GLOBAL     BERNSTEIN MID-
VA1                                                   ALLOCATION SERIES     EQUITY SERIES       VALUE SERIES      CAP VALUE SERIES
                                                      -----------------   -----------------   -----------------   -----------------
Accumulation units outstanding, beginning of period           6,730,497             505,388               7,603             900,449
Participant deposits                                             94,430               1,705               1,266               4,881
Participant transfers                                           (90,681)            (36,928)                  -            (102,135)
Participant withdrawals                                        (783,748)           (196,411)                 (6)           (103,587)
                                                      -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                 5,950,498             273,754               8,863             699,608
                                                      =============================================================================

                                                          PHOENIX-
                                                          OAKHURST            PHOENIX-         PHOENIX-SANFORD     PHOENIX-SANFORD
                                                          STRATEGIC        OAKHURST VALUE     BERNSTEIN GLOBAL     BERNSTEIN MID-
VA2, VA3                                              ALLOCATION SERIES     EQUITY SERIES       VALUE SERIES      CAP VALUE SERIES
                                                      -----------------   -----------------   -----------------   -----------------
Accumulation units outstanding, beginning of period          39,252,614          10,636,569           7,484,696          11,429,693
Participant deposits                                            363,785              93,502               5,132             172,097
Participant transfers                                        (1,289,112)           (175,974)            174,624            (526,221)
Participant withdrawals                                      (5,497,135)         (2,415,454)            (44,794)         (1,747,585)
                                                      -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                32,830,152           8,138,643           7,619,658           9,327,984
                                                      =============================================================================

                                                          PHOENIX-
                                                          OAKHURST            PHOENIX-         PHOENIX-SANFORD     PHOENIX-SANFORD
                                                          STRATEGIC        OAKHURST VALUE     BERNSTEIN GLOBAL     BERNSTEIN MID-
GSE                                                   ALLOCATION SERIES     EQUITY SERIES       VALUE SERIES      CAP VALUE SERIES
                                                      -----------------   -----------------   -----------------   -----------------
Accumulation units outstanding, beginning of period           1,795,940             818,321              38,187             744,397
Participant deposits                                            128,317             180,824              13,333             132,657
Participant transfers                                           (63,448)             63,063              40,487             145,337
Participant withdrawals                                        (409,735)           (237,771)            (15,240)           (340,972)
                                                      -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                 1,451,074             824,437              76,767             681,419
                                                      =============================================================================

           BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                        SUBACCOUNT
                                                      -----------------------------------------------------------------------------

                                                                                                                    PHONEIX-STATE
                                                      PHOENIX-SANFORD      PHOENIX-SENECA      PHONEIX-SENECA      STREET RESEARCH
                                                      BERNSTEIN SMALL-     MID-CAP GROWTH      STRATEGIC THEME        SMALL-CAP
VA1                                                   CAP VALUE SERIES         SERIES              SERIES           GROWTH SERIES
                                                      -----------------   -----------------   -----------------   -----------------
Accumulation units outstanding, beginning of period             509,764             683,870             575,130                   -
Participant deposits                                              6,155               7,012               1,058                   -
Participant transfers                                           (87,934)           (340,841)             (3,400)             19,769
Participant withdrawals                                         (11,708)             (4,149)            (38,640)               (152)
                                                      -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                   416,277             345,892             534,148              19,617
                                                      =============================================================================

                                                                                                                    PHONEIX-STATE
                                                      PHOENIX-SANFORD      PHOENIX-SENECA      PHONEIX-SENECA      STREET RESEARCH
                                                      BERNSTEIN SMALL-     MID-CAP GROWTH      STRATEGIC THEME        SMALL-CAP
VA2, VA3                                              CAP VALUE SERIES         SERIES              SERIES           GROWTH SERIES
                                                      -----------------   -----------------   -----------------   -----------------
Accumulation units outstanding, beginning of period           5,192,549           8,309,017          14,985,807           1,534,629
Participant deposits                                             65,073             208,513             331,510              11,303
Participant transfers                                          (446,283)           (508,890)           (742,387)            739,181
Participant withdrawals                                        (787,044)         (1,176,563)         (1,958,392)            (33,061)
                                                      -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                 4,024,295           6,832,077          12,616,538           2,252,052
                                                      =============================================================================

                                                                                                                    PHONEIX-STATE
                                                      PHOENIX-SANFORD      PHOENIX-SENECA      PHONEIX-SENECA      STREET RESEARCH
                                                      BERNSTEIN SMALL-     MID-CAP GROWTH      STRATEGIC THEME        SMALL-CAP
GSE                                                   CAP VALUE SERIES         SERIES              SERIES           GROWTH SERIES
                                                      -----------------   -----------------   -----------------   -----------------
Accumulation units outstanding, beginning of period             436,938           1,302,855           1,522,490                 296
Participant deposits                                             41,735             277,793             296,335               6,636
Participant transfers                                           (18,355)             (1,963)            (71,823)             46,386
Participant withdrawals                                         (43,450)           (358,527)           (412,381)                  -
                                                      -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                   416,868           1,220,158           1,334,621              53,318
                                                      =============================================================================

           BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                        SUBACCOUNT
                                                      -----------------------------------------------------------------------------

                                                                                                                   FEDERATED FUND
                                                      AIM V.I. CAPITAL                         ALGER AMERICAN         FOR U.S.
                                                        APPRECIATION      AIM V.I. PREMIER    LEVERAGED ALLCAP       GOVERNMENT
VA1                                                         FUND             EQUITY FUND          PORTFOLIO         SECURITIES II
                                                      -----------------   -----------------   -----------------   -----------------
Accumulation units outstanding, beginning of period              19,726              63,753             343,112             762,150
Participant deposits                                              3,981               2,063               3,911               4,453
Participant transfers                                            39,640              10,034             309,240            (128,026)
Participant withdrawals                                            (936)             (1,258)           (114,305)           (229,291)
                                                      -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                    62,411              74,592             541,958             409,286
                                                      =============================================================================

                                                                                                                   FEDERATED FUND
                                                      AIM V.I. CAPITAL                         ALGER AMERICAN         FOR U.S.
                                                        APPRECIATION      AIM V.I. PREMIER    LEVERAGED ALLCAP       GOVERNMENT
VA2, VA3                                                    FUND             EQUITY FUND          PORTFOLIO         SECURITIES II
                                                      -----------------   -----------------   -----------------   -----------------
Accumulation units outstanding, beginning of period             480,459           2,557,309           3,890,749          15,725,352
Participant deposits                                             35,247              40,384              70,548             161,912
Participant transfers                                           755,068             122,368           2,048,359          (2,912,494)
Participant withdrawals                                        (186,496)           (796,420)           (683,319)         (2,890,237)
                                                      -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                 1,084,278           1,923,641           5,326,337          10,084,533
                                                      =============================================================================

                                                                                                                   FEDERATED FUND
                                                      AIM V.I. CAPITAL                         ALGER AMERICAN         FOR U.S.
                                                        APPRECIATION      AIM V.I. PREMIER    LEVERAGED ALLCAP       GOVERNMENT
GSE                                                         FUND             EQUITY FUND          PORTFOLIO         SECURITIES II
                                                      -----------------   -----------------   -----------------   -----------------
Accumulation units outstanding, beginning of period               4,864             102,471             832,644           1,662,573
Participant deposits                                             31,665              40,294             246,812             271,446
Participant transfers                                            43,998              (2,548)             32,748            (463,757)
Participant withdrawals                                         (25,892)           (103,054)           (103,149)           (597,614)
                                                      -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                    54,635              37,163           1,009,055             872,648
                                                      =============================================================================

           BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                        SUBACCOUNT
                                                      -----------------------------------------------------------------------------

                                                       FEDERATED HIGH
                                                         INCOME BOND                             VIP GROWTH
                                                         FUND II --       VIP CONTRAFUND(R)     OPPORTUNITIES        VIP GROWTH
VA1                                                    PRIMARY SHARES         PORTFOLIO           PORTFOLIO           PORTFOLIO
                                                      -----------------   -----------------   -----------------   -----------------
Accumulation units outstanding, beginning of period             557,355             391,426              89,951             304,288
Participant deposits                                             25,538               3,304                 414               7,898
Participant transfers                                           157,504             109,662               1,025              82,211
Participant withdrawals                                        (129,389)            (16,839)             (1,964)           (157,345)
                                                      -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                   611,008             487,553              89,426             237,052
                                                      =============================================================================

                                                       FEDERATED HIGH
                                                         INCOME BOND                             VIP GROWTH
                                                         FUND II --       VIP CONTRAFUND(R)     OPPORTUNITIES        VIP GROWTH
VA2, VA3                                               PRIMARY SHARES         PORTFOLIO           PORTFOLIO           PORTFOLIO
                                                      -----------------   -----------------   -----------------   -----------------
Accumulation units outstanding, beginning of period           2,903,465           7,700,027             819,464           7,250,408
Participant deposits                                            136,700             205,428              18,854             272,654
Participant transfers                                         1,198,789           1,951,506             (19,697)            979,404
Participant withdrawals                                        (345,894)         (1,006,196)            (48,724)         (1,368,114)
                                                      -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                 3,893,060           8,850,765             769,897           7,134,352
                                                      =============================================================================

                                                       FEDERATED HIGH
                                                         INCOME BOND                              VIP GROWTH
                                                         FUND II --       VIP CONTRAFUND(R)     OPPORTUNITIES        VIP GROWTH
GSE                                                    PRIMARY SHARES         PORTFOLIO           PORTFOLIO           PORTFOLIO
                                                      -----------------   -----------------   -----------------   -----------------
Accumulation units outstanding, beginning of period             215,300             379,502             264,111             433,206
Participant deposits                                             83,201             188,609              87,694             184,684
Participant transfers                                            39,751              (4,392)            (71,193)            121,733
Participant withdrawals                                         (86,962)           (192,601)            (52,128)           (123,210)
                                                      -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                   251,290             371,118             228,484             616,413
                                                      =============================================================================

           BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                        SUBACCOUNT
                                                      -----------------------------------------------------------------------------

                                                                              TEMPLETON
                                                                              DEVELOPING          TEMPLETON           TEMPLETON
                                                        MUTUAL SHARES          MARKETS             FOREIGN          GLOBAL ASSET
VA1                                                    SECURITIES FUND     SECURITIES FUND     SECURITIES FUND     ALLOCATION FUND
                                                      -----------------   -----------------   -----------------   -----------------
Accumulation units outstanding, beginning of period             403,540             527,475             170,930               6,276
Participant deposits                                             12,251                   -                 209                   -
Participant transfers                                             6,998              (4,200)             (5,342)                  -
Participant withdrawals                                         (16,780)             (8,028)            (73,143)                (21)
                                                      -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                   406,009             515,247              92,654               6,255
                                                      =============================================================================

                                                                              TEMPLETON
                                                                              DEVELOPING          TEMPLETON           TEMPLETON
                                                        MUTUAL SHARES          MARKETS             FOREIGN          GLOBAL ASSET
VA2, VA3                                               SECURITIES FUND     SECURITIES FUND     SECURITIES FUND     ALLOCATION FUND
                                                      -----------------   -----------------   -----------------   -----------------
Accumulation units outstanding, beginning of period           3,746,610           1,682,940           4,469,130           1,763,377
Participant deposits                                             56,084               6,136             118,849               4,817
Participant transfers                                           181,295             (92,639)            139,361            (133,494)
Participant withdrawals                                        (467,387)           (261,294)           (787,470)           (155,072)
                                                      -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                 3,516,602           1,335,143           3,939,870           1,479,628
                                                      =============================================================================

                                                                              TEMPLETON
                                                                              DEVELOPING          TEMPLETON           TEMPLETON
                                                        MUTUAL SHARES          MARKETS             FOREIGN          GLOBAL ASSET
GSE                                                    SECURITIES FUND     SECURITIES FUND     SECURITIES FUND     ALLOCATION FUND
                                                      -----------------   -----------------   -----------------   -----------------
Accumulation units outstanding, beginning of period             240,637             465,751             948,134             650,131
Participant deposits                                             63,851              41,344             167,332              81,806
Participant transfers                                           (22,783)            (11,639)             (5,959)            (37,222)
Participant withdrawals                                         (77,567)           (150,648)           (233,873)           (145,334)
                                                      -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                   204,138             344,808             875,634             549,381
                                                      =============================================================================

           BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                        SUBACCOUNT
                                                      -----------------------------------------------------------------------------

                                                                                                 SCUDDER VIT
                                                          TEMPLETON        RYDEX VARIABLE      EAFE(R) EQUITY        SCUDDER VIT
                                                           GROWTH           TRUST SECTOR            INDEX         EQUITY 500 INDEX
VA1                                                    SECURITIES FUND      ROTATION FUND           FUND                FUND
                                                      -----------------   -----------------   -----------------   -----------------
Accumulation units outstanding, beginning of period             170,082                   -             133,840             298,555
Participant deposits                                              8,945                   -                   -                 706
Participant transfers                                           (13,933)             26,236             (64,199)            331,881
Participant withdrawals                                          (5,401)                 (2)             (3,065)             (1,050)
                                                      -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                   159,693              26,234              66,576             630,092
                                                      =============================================================================

                                                                                                 SCUDDER VIT
                                                          TEMPLETON        RYDEX VARIABLE      EAFE(R) EQUITY       SCUDDER VIT
                                                           GROWTH           TRUST SECTOR            INDEX         EQUITY 500 INDEX
VA2, VA3                                               SECURITIES FUND      ROTATION FUND           FUND                FUND
                                                      -----------------   -----------------   -----------------   -----------------
Accumulation units outstanding, beginning of period           4,879,392                   -             989,949           3,046,509
Participant deposits                                             62,464              24,311              15,676              46,978
Participant transfers                                           554,392             696,058             398,524           2,852,133
Participant withdrawals                                        (649,286)           (134,765)           (265,531)           (580,492)
                                                      -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                 4,846,962             585,604           1,138,618           5,365,128
                                                      =============================================================================

                                                                                                 SCUDDER VIT
                                                          TEMPLETON        RYDEX VARIABLE      EAFE(R) EQUITY       SCUDDER VIT
                                                           GROWTH           TRUST SECTOR            INDEX         EQUITY 500 INDEX
GSE                                                    SECURITIES FUND      ROTATION FUND           FUND                FUND
                                                      -----------------   -----------------   -----------------   -----------------
Accumulation units outstanding, beginning of period             849,851                   -             188,985              52,553
Participant deposits                                            125,918                  53              48,785              60,691
Participant transfers                                           (18,298)             25,395              93,573             245,065
Participant withdrawals                                        (240,840)             (1,084)            (87,030)            (21,246)
                                                      -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                   716,631              24,364             244,313             337,063
                                                      =============================================================================

           BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                        SUBACCOUNT
                                                      -----------------------------------------------------------------------------

                                                                                                    WANGER
                                                         TECHNOLOGY        WANGER FOREIGN       INTERNATIONAL
VA1                                                       PORTFOLIO             FORTY             SMALL CAP         WANGER TWENTY
                                                      -----------------   -----------------   -----------------   -----------------
Accumulation units outstanding, beginning of period             900,211              52,430             865,247             171,064
Participant deposits                                             21,163                 598               3,608                   -
Participant transfers                                           339,245              27,995            (139,122)            (54,165)
Participant withdrawals                                          (5,709)                (27)            (73,826)             (1,222)
                                                      -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                 1,254,910              80,996             655,907             115,677
                                                      =============================================================================

                                                                                                    WANGER
                                                         TECHNOLOGY        WANGER FOREIGN       INTERNATIONAL
VA2, VA3                                                  PORTFOLIO             FORTY             SMALL CAP         WANGER TWENTY
                                                      -----------------   -----------------   -----------------   -----------------
Accumulation units outstanding, beginning of period          11,224,655           1,718,529          19,546,283           2,359,372
Participant deposits                                            151,267               9,756             268,035              30,994
Participant transfers                                           677,969             571,463            (486,367)            290,309
Participant withdrawals                                      (1,235,943)           (536,826)         (2,797,470)           (214,799)
                                                      -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                10,817,948           1,762,922          16,530,481           2,465,876
                                                      =============================================================================

                                                                                                    WANGER
                                                         TECHNOLOGY        WANGER FOREIGN       INTERNATIONAL
GSE                                                       PORTFOLIO             FORTY             SMALL CAP         WANGER TWENTY
                                                      -----------------   -----------------   -----------------   -----------------
Accumulation units outstanding, beginning of period           2,025,491             269,437           1,430,691             404,449
Participant deposits                                            762,681              69,481             173,519              50,888
Participant transfers                                           (22,297)            (14,954)            (57,640)              1,612
Participant withdrawals                                        (808,096)            (46,589)           (416,233)            (69,636)
                                                      -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                 1,957,779             277,375           1,130,337             387,313
                                                      =============================================================================

           BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                        SUBACCOUNT
                                                      -----------------------------------------------------------------------------

                                                          WANGER U.S.
                                                           SMALLER
VA1                                                       COMPANIES
                                                      -----------------
Accumulation units outstanding, beginning of period             800,596
Participant deposits                                              6,129
Participant transfers                                           (74,761)
Participant withdrawals                                         (84,827)
                                                      -----------------
Accumulation units outstanding, end of period                   647,137
                                                      =================

                                                          WANGER U.S.
                                                           SMALLER
VA2, VA3                                                  COMPANIES
                                                      -----------------
Accumulation units outstanding, beginning of period          35,161,106
Participant deposits                                            268,209
Participant transfers                                        (1,421,015)
Participant withdrawals                                      (5,471,877)
                                                      -----------------
Accumulation units outstanding, end of period                28,536,423
                                                      =================

                                                          WANGER U.S.
                                                           SMALLER
GSE                                                       COMPANIES
                                                      -----------------
Accumulation units outstanding, beginning of period           2,924,436
Participant deposits                                            342,073
Participant transfers                                           (65,204)
Participant withdrawals                                        (856,304)
                                                      -----------------
Accumulation units outstanding, end of period                 2,345,001
                                                      =================

             BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                  SUBACCOUNT
                                           ---------------------------------------------------------------------------------------

                                                PHOENIX-
                                                ABERDEEN               PHOENIX-           PHOENIX-AIM MID-       PHOENIX-ALLIANCE/
                                              INTERNATIONAL          ABERDEEN NEW            CAP EQUITY          BERNSTEIN GROWTH
VA1                                               SERIES              ASIA SERIES              SERIES             + VALUE SERIES
                                           ------------------     ------------------     ------------------     ------------------
Units outstanding, beginning of period              1,303,198                 47,912                      -                 43,256
Participant deposits                                    5,309                      -                  2,845                  1,267
Participant transfers                                (172,042)               175,351                 58,070                 (2,208)
Participant withdrawals                               (77,175)              (132,039)                  (421)                    (2)
                                           ---------------------------------------------------------------------------------------
Units outstanding, end of period                    1,059,290                 91,224                 60,494                 42,313
                                           =======================================================================================

                                                PHOENIX-
                                                ABERDEEN               PHOENIX-           PHOENIX-AIM MID-       PHOENIX-ALLIANCE/
                                              INTERNATIONAL          ABERDEEN NEW            CAP EQUITY          BERNSTEIN GROWTH
VA2, VA3                                          SERIES              ASIA SERIES              SERIES             + VALUE SERIES
                                           ------------------     ------------------     ------------------     ------------------
Units outstanding, beginning of period             35,342,827              3,958,143              3,226,339              2,598,075
Participant deposits                                  397,036                 85,318                 16,603                 13,629
Participant transfers                              (3,548,936)               (63,084)               875,619                446,121
Participant withdrawals                            (5,820,875)              (408,766)              (207,847)               (18,153)
                                           ---------------------------------------------------------------------------------------
Units outstanding, end of period                   26,370,052              3,571,611              3,910,714              3,039,672
                                           =======================================================================================

                                                PHOENIX-
                                                ABERDEEN               PHOENIX-           PHOENIX-AIM MID-       PHOENIX-ALLIANCE/
                                              INTERNATIONAL          ABERDEEN NEW            CAP EQUITY          BERNSTEIN GROWTH
GSE                                               SERIES              ASIA SERIES              SERIES             + VALUE SERIES
                                           ------------------     ------------------     ------------------     ------------------
Units outstanding, beginning of period              1,980,836                588,945                      -                      -
Participant deposits                                  284,674                 94,029                  4,281                 14,642
Participant transfers                                 (99,205)                16,453                 13,554                 12,550
Participant withdrawals                              (426,460)              (207,505)                    37                 (5,981)
                                           ---------------------------------------------------------------------------------------
Units outstanding, end of period                    1,739,845                491,922                 17,872                 21,211
                                           =======================================================================================

           BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)

                                                                                  SUBACCOUNT
                                           ---------------------------------------------------------------------------------------

                                                                       PHOENIX-            PHOENIX-DUFF &             PHOENIX-
                                                 PHOENIX-          DEUTSCHE NASDAQ-         PHELPS REAL               ENGEMANN
                                             DEUTSCHE DOW 30         100 INDEX(R)        ESTATE SECURITIES         CAPITAL GROWTH
VA1                                               SERIES                SERIES                SERIES                   SERIES
                                           ------------------     ------------------     ------------------     ------------------
Units outstanding, beginning of period                214,071                148,037                 98,204              3,054,688
Participant deposits                                        -                      -                  1,237                 17,948
Participant transfers                                  32,870                  4,002                247,786               (529,298)
Participant withdrawals                                  (283)                  (336)               (65,120)              (389,194)
                                           ---------------------------------------------------------------------------------------
Units outstanding, end of period                      246,658                151,703                282,107              2,154,144
                                           =======================================================================================

                                                                       PHOENIX-            PHOENIX-DUFF &             PHOENIX-
                                                 PHOENIX-          DEUTSCHE NASDAQ-         PHELPS REAL               ENGEMANN
                                             DEUTSCHE DOW 30         100 INDEX(R)        ESTATE SECURITIES         CAPITAL GROWTH
VA2, VA3                                          SERIES                SERIES                SERIES                   SERIES
                                           ------------------     ------------------     ------------------     ------------------
Units outstanding, beginning of period             11,573,169              9,381,272              5,640,907             42,490,409
Participant deposits                                   45,969                141,248                 66,524                587,327
Participant transfers                                 739,291               (141,003)             1,000,875             (4,300,049)
Participant withdrawals                            (5,950,504)            (1,142,023)            (1,325,649)            (6,362,432)
                                           ---------------------------------------------------------------------------------------
Units outstanding, end of period                    6,407,925              8,239,494              5,382,657             32,415,255
                                           =======================================================================================

                                                                       PHOENIX-            PHOENIX-DUFF &             PHOENIX-
                                                 PHOENIX-          DEUTSCHE NASDAQ-         PHELPS REAL               ENGEMANN
                                             DEUTSCHE DOW 30         100 INDEX(R)        ESTATE SECURITIES         CAPITAL GROWTH
GSE                                               SERIES                SERIES                SERIES                   SERIES
                                           ------------------     ------------------     ------------------     ------------------
Units outstanding, beginning of period                630,439                724,837                693,644              3,280,271
Participant deposits                                  205,378                110,622                136,603                415,591
Participant transfers                                 137,227               (448,526)               136,173                (78,480)
Participant withdrawals                              (105,368)               (41,390)              (225,903)              (960,744)
                                           ---------------------------------------------------------------------------------------
Units outstanding, end of period                      867,676                345,543                740,517              2,656,638
                                           =======================================================================================

           BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)

                                                                                  SUBACCOUNT
                                           ---------------------------------------------------------------------------------------

                                                PHOENIX-                                      PHOENIX-
                                             ENGEMANN SMALL            PHOENIX-            GOODWIN MULTI-        PHOENIX-HOLLISTER
                                               & MID-CAP             GOODWIN MONEY          SECTOR FIXED           VALUE EQUITY
VA1                                           GROWTH SERIES          MARKET SERIES          INCOME SERIES             SERIES
                                           ------------------     ------------------     ------------------     ------------------
Units outstanding, beginning of period                149,747              2,017,443              1,283,635                460,254
Participant deposits                                        -                 30,390                  3,802                  3,461
Participant transfers                                  25,147                348,253                 23,794                 65,612
Participant withdrawals                                   (35)              (447,205)              (143,260)               (23,939)
                                           ---------------------------------------------------------------------------------------
Units outstanding, end of period                      174,859              1,948,881              1,167,971                505,388
                                           =======================================================================================


                                                PHOENIX-                                      PHOENIX-
                                             ENGEMANN SMALL            PHOENIX-            GOODWIN MULTI-        PHOENIX-HOLLISTER
                                               & MID-CAP             GOODWIN MONEY          SECTOR FIXED           VALUE EQUITY
VA2, VA3                                      GROWTH SERIES          MARKET SERIES          INCOME SERIES             SERIES
                                           ------------------     ------------------     ------------------     ------------------
Units outstanding, beginning of period              7,624,090             22,160,255             13,291,034             12,798,239
Participant deposits                                   37,811                239,122                117,120                196,455
Participant transfers                                 129,419              2,858,088                100,435                880,819
Participant withdrawals                              (762,996)            (8,300,955)            (2,826,387)            (3,238,944)
                                           ---------------------------------------------------------------------------------------
Units outstanding, end of period                    7,028,324             16,956,510             10,682,202             10,636,569
                                           =======================================================================================


                                                PHOENIX-                                      PHOENIX-
                                             ENGEMANN SMALL            PHOENIX-            GOODWIN MULTI-        PHOENIX-HOLLISTER
                                               & MID-CAP             GOODWIN MONEY          SECTOR FIXED           VALUE EQUITY
GSE                                           GROWTH SERIES          MARKET SERIES          INCOME SERIES             SERIES
                                           ------------------     ------------------     ------------------     ------------------
Units outstanding, beginning of period                185,465              2,428,253                678,139                754,307
Participant deposits                                   46,652                814,922                 62,481                290,028
Participant transfers                                 (29,302)               (59,765)               (31,807)                20,244
Participant withdrawals                               (89,522)              (946,215)              (216,613)              (246,258)
                                           ---------------------------------------------------------------------------------------
Units outstanding, end of period                      113,293              2,237,195                492,200                818,321
                                           =======================================================================================

           BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)

                                                                                  SUBACCOUNT
                                           ---------------------------------------------------------------------------------------

                                               PHOENIX-J.P.
                                             MORGAN RESEARCH        PHOENIX-JANUS                                  PHOENIX-KAYNE
                                              ENHANCED INDEX       FLEXIBLE INCOME          PHOENIX-JANUS          LARGE-CAP CORE
VA1                                               SERIES                SERIES              GROWTH SERIES              SERIES
                                           ------------------     ------------------     ------------------     ------------------
Units outstanding, beginning of period              1,046,796                172,664              1,313,581                      -
Participant deposits                                    1,414                    263                  9,382                      -
Participant transfers                                (291,357)               311,442               (425,647)                15,036
Participant withdrawals                               (21,493)              (189,470)               (84,082)                  (433)
                                           ---------------------------------------------------------------------------------------
Units outstanding, end of period                      735,360                294,899                813,234                 14,603
                                           =======================================================================================

                                               PHOENIX-J.P.
                                             MORGAN RESEARCH        PHOENIX-JANUS                                  PHOENIX-KAYNE
                                              ENHANCED INDEX       FLEXIBLE INCOME          PHOENIX-JANUS          LARGE-CAP CORE
VA2, VA3                                          SERIES                SERIES              GROWTH SERIES              SERIES
                                           ------------------     ------------------     ------------------     ------------------
Units outstanding, beginning of period             13,142,535              8,051,421             19,416,857                      -
Participant deposits                                   86,816                 46,895                280,202                500,075
Participant transfers                              (2,960,393)             1,872,317              2,514,440                 40,114
Participant withdrawals                            (1,489,613)            (5,725,188)            (5,122,219)                (7,887)
                                           ---------------------------------------------------------------------------------------
Units outstanding, end of period                    8,779,345              4,245,445             17,089,280                532,302
                                           =======================================================================================

                                               PHOENIX-J.P.
                                             MORGAN RESEARCH        PHOENIX-JANUS
                                              ENHANCED INDEX       FLEXIBLE INCOME          PHOENIX-JANUS
GSE                                               SERIES                SERIES              GROWTH SERIES
                                           -------------------    -------------------    ------------------
Units outstanding, beginning of period              2,584,640                286,362              2,118,659
Participant deposits                                  532,303                 92,303              1,004,968
Participant transfers                                (210,153)               184,065                293,804
Participant withdrawals                              (324,012)              (134,131)              (805,001)
                                           ----------------------------------------------------------------
Units outstanding, end of period                    2,582,778                428,599              2,612,430
                                           ================================================================


                                               PHOENIX-J.P.
                                             MORGAN RESEARCH
                                              ENHANCED INDEX
SIP                                               SERIES
                                           ------------------
Units outstanding, beginning of period                493,216
Participant deposits                                  172,475
Participant transfers                                       -
Participant withdrawals                               (63,227)
                                           ------------------
Units outstanding, end of period                      502,464
                                           ==================

           BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)

                                                                                  SUBACCOUNT
                                           ---------------------------------------------------------------------------------------

                                                                     PHOENIX-LAZARD
                                                                     INTERNATIONAL          PHOENIX-LAZARD
                                                                     EQUITY SELECT         SMALL-CAP VALUE
VA1                                                                     SERIES                 SERIES
                                                                  -------------------    ------------------
Units outstanding, beginning of period                                             -                      -
Participant deposits                                                               -                      -
Participant transfers                                                          5,706                 14,840
Participant withdrawals                                                       (5,706)                  (427)
                                                                  -----------------------------------------
Units outstanding, end of period                                                   -                 14,413
                                                                  =========================================

                                               PHOENIX-KAYNE        PHOENIX-LAZARD
                                                 SMALL-CAP           INTERNATIONAL          PHOENIX-LAZARD        PHOENIX-LAZARD
                                               QUALITY VALUE         EQUITY SELECT         SMALL-CAP VALUE        U.S. MULTI-CAP
VA2, VA3                                          SERIES                SERIES                 SERIES                SERIES(8)
                                           ------------------     ------------------     ------------------     ------------------
Units outstanding, beginning of period                      -                      -                      -                      -
Participant deposits                                  500,000              1,000,140              3,000,166              2,000,000
Participant transfers                                   2,568                102,363                 33,501                 21,674
Participant withdrawals                                    (1)                  (855)                (4,959)                     -
                                           ---------------------------------------------------------------------------------------
Units outstanding, end of period                      502,567              1,101,648              3,028,708              2,021,674
                                           =======================================================================================

                                                                     PHOENIX-LAZARD
                                                                     INTERNATIONAL          PHOENIX-LAZARD
                                                                     EQUITY SELECT         SMALL-CAP VALUE
GSE                                                                     SERIES                 SERIES
                                                                  -------------------    ------------------
Units outstanding, beginning of period                                             -                      -
Participant deposits                                                               -                      -
Participant transfers                                                          5,765                    384
Participant withdrawals                                                            -                      -
                                                                  -----------------------------------------
Units outstanding, end of period                                               5,765                    384
                                                                  =========================================

           BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)

                                                                                  SUBACCOUNT
                                           ---------------------------------------------------------------------------------------

                                                                     PHOENIX-LORD           PHOENIX-LORD            PHOENIX-MFS
                                                                   ABBETT LARGE-CAP        ABBETT MID-CAP        INVESTORS GROWTH
VA1                                                                  VALUE SERIES           VALUE SERIES           STOCK SERIES
                                                                  ------------------     ------------------     ------------------
Units outstanding, beginning of period                                             -                      -                      -
Participant deposits                                                               -                    149                      -
Participant transfers                                                         24,362                 27,729                  8,969
Participant withdrawals                                                       (4,353)                  (424)                (1,036)
                                                                  ----------------------------------------------------------------
Units outstanding, end of period                                              20,009                 27,454                  7,933
                                                                  ================================================================

                                              PHOENIX-LORD           PHOENIX-LORD           PHOENIX-LORD            PHOENIX-MFS
                                              ABBETT BOND-         ABBETT LARGE-CAP        ABBETT MID-CAP        INVESTORS GROWTH
VA2, VA3                                    DEBENTURE SERIES         VALUE SERIES           VALUE SERIES           STOCK SERIES
                                           ------------------     ------------------     ------------------     ------------------
Units outstanding, beginning of period                      -                      -                      -              3,321,494
Participant deposits                                2,001,087              1,000,259              1,000,076                 14,835
Participant transfers                                 141,340                141,196                166,703                252,347
Participant withdrawals                                (3,383)                (2,559)                  (195)               (67,143)
                                           ---------------------------------------------------------------------------------------
Units outstanding, end of period                    2,139,044              1,138,896              1,166,584              3,521,533
                                           =======================================================================================

                                              PHOENIX-LORD           PHOENIX-LORD           PHOENIX-LORD            PHOENIX-MFS
                                              ABBETT BOND-         ABBETT LARGE-CAP        ABBETT MID-CAP        INVESTORS GROWTH
GSE                                         DEBENTURE SERIES         VALUE SERIES           VALUE SERIES           STOCK SERIES
                                           ------------------     ------------------     ------------------     ------------------
Units outstanding, beginning of period                      -                      -                      -                 10,230
Participant deposits                                       60                      -                     80                 10,644
Participant transfers                                   1,049                 15,968                    523                 11,716
Participant withdrawals                                   (91)                     -                      -                  4,480
                                           ---------------------------------------------------------------------------------------
Units outstanding, end of period                        1,018                 15,968                    603                 37,070
                                           =======================================================================================

           BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)

                                                                                  SUBACCOUNT
                                           ---------------------------------------------------------------------------------------

                                                                                             PHOENIX-               PHOENIX-
                                                PHOENIX-MFS                               OAKHURST GROWTH           OAKHURST
                                              INVESTORS TRUST         PHOENIX-MFS            AND INCOME             STRATEGIC
VA1                                               SERIES             VALUE SERIES              SERIES            ALLOCATION SERIES
                                           ------------------     ------------------     ------------------     ------------------
Units outstanding, beginning of period                      -                 44,099                735,213              7,478,174
Participant deposits                                        -                  2,657                  6,884                 33,073
Participant transfers                                  11,543                188,747               (262,407)                61,737
Participant withdrawals                                   (33)                  (306)               (23,961)              (842,487)
                                           ---------------------------------------------------------------------------------------
Units outstanding, end of period                       11,510                235,197                455,729              6,730,497
                                           =======================================================================================

                                                                                             PHOENIX-                 PHOENIX-
                                                PHOENIX-MFS                               OAKHURST GROWTH             OAKHURST
                                              INVESTORS TRUST         PHOENIX-MFS           AND INCOME               STRATEGIC
VA2, VA3                                          SERIES             VALUE SERIES             SERIES             ALLOCATION SERIES
                                           ------------------     ------------------     ------------------     ------------------
Units outstanding, beginning of period              3,017,949              3,263,688             18,208,253             29,169,624
Participant deposits                                    1,706                 14,662                164,373                387,510
Participant transfers                                  78,588              1,821,868             (1,382,706)            16,697,363
Participant withdrawals                               (14,441)              (220,079)            (3,169,332)            (7,001,883)
                                           ---------------------------------------------------------------------------------------
Units outstanding, end of period                    3,083,802              4,880,139             13,820,588             39,252,614
                                           =======================================================================================

                                                                                             PHOENIX-                 PHOENIX-
                                                PHOENIX-MFS                               OAKHURST GROWTH             OAKHURST
                                              INVESTORS TRUST         PHOENIX-MFS           AND INCOME               STRATEGIC
GSE                                               SERIES             VALUE SERIES             SERIES             ALLOCATION SERIES
                                           ------------------     ------------------     ------------------     ------------------
Units outstanding, beginning of period                      -                      -              1,938,992              1,409,130
Participant deposits                                      329                  6,769                381,744                228,559
Participant transfers                                  45,297                 61,562               (300,251)               683,464
Participant withdrawals                                  (946)                (1,265)              (353,586)              (525,213)
                                           ---------------------------------------------------------------------------------------
Units outstanding, end of period                       44,680                 67,066              1,666,899              1,795,940
                                           =======================================================================================

           BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)

                                                                                  SUBACCOUNT
                                           ---------------------------------------------------------------------------------------

                                             PHOENIX-SANFORD       PHOENIX-SANFORD        PHOENIX-SANFORD         PHOENIX-SENECA
                                            BERNSTEIN GLOBAL        BERNSTEIN MID-        BERNSTEIN SMALL-        MID-CAP GROWTH
VA1                                           VALUE SERIES         CAP VALUE SERIES       CAP VALUE SERIES             SERIES
                                           ------------------     ------------------     ------------------     ------------------
Units outstanding, beginning of period                  1,635                392,090                143,005                803,067
Participant deposits                                    3,952                  9,189                 12,779                 14,098
Participant transfers                                   2,019                615,629                468,347                (94,469)
Participant withdrawals                                    (3)              (116,459)              (114,367)               (38,826)
                                           ---------------------------------------------------------------------------------------
Units outstanding, end of period                        7,603                900,449                509,764                683,870
                                           =======================================================================================

                                             PHOENIX-SANFORD       PHOENIX-SANFORD        PHOENIX-SANFORD         PHOENIX-SENECA
                                            BERNSTEIN GLOBAL        BERNSTEIN MID-        BERNSTEIN SMALL-        MID-CAP GROWTH
VA2, VA3                                      VALUE SERIES         CAP VALUE SERIES       CAP VALUE SERIES             SERIES
                                           ------------------     ------------------     ------------------     ------------------
Units outstanding, beginning of period              7,207,768             11,644,318              5,004,514             10,120,556
Participant deposits                                   23,266                255,941                 90,611                174,596
Participant transfers                                 289,405              3,515,309              3,103,677                (35,034)
Participant withdrawals                               (35,743)            (3,985,875)            (3,006,253)            (1,951,101)
                                           ---------------------------------------------------------------------------------------
Units outstanding, end of period                    7,484,696             11,429,693              5,192,549              8,309,017
                                           =======================================================================================

                                             PHOENIX-SANFORD       PHOENIX-SANFORD        PHOENIX-SANFORD         PHOENIX-SENECA
                                            BERNSTEIN GLOBAL        BERNSTEIN MID-        BERNSTEIN SMALL-        MID-CAP GROWTH
GSE                                           VALUE SERIES         CAP VALUE SERIES       CAP VALUE SERIES             SERIES
                                           ------------------     ------------------     ------------------     ------------------
Units outstanding, beginning of period                 20,734                687,497                105,583              1,197,573
Participant deposits                                   21,393                236,488                 53,715                393,737
Participant transfers                                    (115)               114,970                304,892                (17,340)
Participant withdrawals                                (3,825)              (294,558)               (27,252)              (271,115)
                                           ---------------------------------------------------------------------------------------
Units outstanding, end of period                       38,187                744,397                436,938              1,302,855
                                           =======================================================================================

           BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)


                                                                                  SUBACCOUNT
                                           ---------------------------------------------------------------------------------------

                                                                     PHOENIX-STATE
                                             PHOENIX-SENECA         STREET RESEARCH          PHOENIX-VAN         AIM V.I. CAPITAL
                                             STRATEGIC THEME           SMALL-CAP            KAMPEN FOCUS           APPRECIATION
VA1                                              SERIES              GROWTH SERIES          EQUITY SERIES              FUND
                                           ------------------     ------------------     ------------------     ------------------
Units outstanding, beginning of period              1,251,388                      -                  5,482                  2,831
Participant deposits                                   12,167                      -                      -                  1,801
Participant transfers                                (637,763)                   642                 66,567                 16,610
Participant withdrawals                               (50,662)                  (642)                   (15)                (1,516)
                                           ---------------------------------------------------------------------------------------
Units outstanding, end of period                      575,130                      -                 72,034                 19,726
                                           =======================================================================================


                                                                     PHOENIX-STATE
                                             PHOENIX-SENECA         STREET RESEARCH          PHOENIX-VAN         AIM V.I. CAPITAL
                                             STRATEGIC THEME           SMALL-CAP            KAMPEN FOCUS           APPRECIATION
VA2, VA3                                          SERIES             GROWTH SERIES          EQUITY SERIES              FUND
                                           ------------------     ------------------     ------------------     ------------------
Units outstanding, beginning of period             21,828,128                      -              5,400,944                 98,407
Participant deposits                                  242,544              1,500,087                 24,522                 36,850
Participant transfers                              (4,171,344)                34,486                232,427                388,735
Participant withdrawals                            (2,913,521)                    56                (36,573)               (43,533)
                                           ---------------------------------------------------------------------------------------
Units outstanding, end of period                   14,985,807              1,534,629              5,621,320                480,459
                                           =======================================================================================

                                                                     PHOENIX-STATE
                                             PHOENIX-SENECA         STREET RESEARCH          PHOENIX-VAN          AIM V.I. CAPITAL
                                             STRATEGIC THEME           SMALL-CAP            KAMPEN FOCUS            APPRECIATION
GSE                                               SERIES             GROWTH SERIES          EQUITY SERIES              FUND
                                           ------------------     ------------------     ------------------     ------------------
Units outstanding, beginning of period              1,902,475                      -                 70,387                    423
Participant deposits                                  443,652                      -                 39,607                  4,533
Participant transfers                                (312,852)                   296                (25,927)                    (4)
Participant withdrawals                              (510,785)                     -                (29,650)                   (88)
                                           ---------------------------------------------------------------------------------------
Units outstanding, end of period                    1,522,490                    296                 54,417                  4,864
                                           =======================================================================================

           BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)


                                                                                  SUBACCOUNT
                                           ---------------------------------------------------------------------------------------

                                                                                            FEDERATED FUND
                                                                    ALGER AMERICAN             FOR U.S.           FEDERATED HIGH
                                            AIM V.I. PREMIER       LEVERAGED ALLCAP           GOVERNMENT            INCOME BOND
VA1                                            EQUITY FUND             PORTFOLIO            SECURITIES II             FUND II
                                           ------------------     ------------------     ------------------     ------------------
Units outstanding, beginning of period                 52,043                319,834                242,762                608,182
Participant deposits                                    1,727                  4,082                  3,479                  1,511
Participant transfers                                  10,767                 50,127                892,138                 10,770
Participant withdrawals                                  (784)               (30,931)              (376,229)               (63,108)
                                           ---------------------------------------------------------------------------------------
Units outstanding, end of period                       63,753                343,112                762,150                557,355
                                           =======================================================================================

                                                                                           FEDERATED FUND
                                                                    ALGER AMERICAN            FOR U.S.            FEDERATED HIGH
                                            AIM V.I. PREMIER       LEVERAGED ALLCAP          GOVERNMENT             INCOME BOND
VA2, VA3                                       EQUITY FUND             PORTFOLIO            SECURITIES II             FUND II
                                           ------------------     ------------------     ------------------     ------------------
Units outstanding, beginning of period              1,343,522              3,166,371              8,095,274              2,669,334
Participant deposits                                   53,984                151,321                148,513                 40,920
Participant transfers                               1,422,476              1,249,897              9,626,132                884,707
Participant withdrawals                              (262,673)              (676,840)            (2,144,567)              (691,496)
                                           ---------------------------------------------------------------------------------------
Units outstanding, end of period                    2,557,309              3,890,749             15,725,352              2,903,465
                                           =======================================================================================

                                                                                           FEDERATED FUND
                                                                    ALGER AMERICAN            FOR U.S.            FEDERATED HIGH
                                            AIM V.I. PREMIER       LEVERAGED ALLCAP          GOVERNMENT             INCOME BOND
GSE                                            EQUITY FUND             PORTFOLIO           SECURITIES II              FUND II
                                           ------------------     ------------------     ------------------     ------------------
Units outstanding, beginning of period                 40,622                382,070                748,577                143,925
Participant deposits                                   29,645                273,090                337,961                 85,458
Participant transfers                                  32,918                267,856                793,077                 52,004
Participant withdrawals                                  (714)               (90,372)              (217,042)               (66,087)
                                           ---------------------------------------------------------------------------------------
Units outstanding, end of period                      102,471                832,644              1,662,573                215,300
                                           =======================================================================================

           BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)

                                                                                  SUBACCOUNT
                                           ---------------------------------------------------------------------------------------

                                                                      VIP GROWTH
                                            VIP CONTRAFUND(R)        OPPORTUNITIES           VIP GROWTH            MUTUAL SHARES
VA1                                             PORTFOLIO              PORTFOLIO              PORTFOLIO           SECURITIES FUND
                                           ------------------     ------------------     ------------------     ------------------
Units outstanding, beginning of period                144,251                 62,035                306,781                175,268
Participant deposits                                    3,041                  5,438                 12,914                  4,503
Participant transfers                                 368,670                 23,290                (12,818)               241,563
Participant withdrawals                              (124,536)                  (812)                (2,589)               (17,794)
                                           ---------------------------------------------------------------------------------------
Units outstanding, end of period                      391,426                 89,951                304,288                403,540
                                           =======================================================================================

                                                                      VIP GROWTH
                                            VIP CONTRAFUND(R)        OPPORTUNITIES           VIP GROWTH            MUTUAL SHARES
VA2, VA3                                        PORTFOLIO              PORTFOLIO              PORTFOLIO           SECURITIES FUND
                                           ------------------     ------------------     ------------------     ------------------
Units outstanding, beginning of period              3,118,172                785,523              4,439,384              3,133,005
Participant deposits                                  135,915                  8,252                111,095                 65,075
Participant transfers                               5,266,870                109,492              3,782,920              1,031,237
Participant withdrawals                              (820,930)               (83,803)            (1,082,991)              (482,707)
                                           ---------------------------------------------------------------------------------------
Units outstanding, end of period                    7,700,027                819,464              7,250,408              3,746,610
                                           =======================================================================================

                                                                      VIP GROWTH
                                            VIP CONTRAFUND(R)        OPPORTUNITIES           VIP GROWTH            MUTUAL SHARES
GSE                                             PORTFOLIO              PORTFOLIO              PORTFOLIO           SECURITIES FUND
                                           ------------------     ------------------     ------------------     ------------------
Units outstanding, beginning of period                271,910                134,647                303,346                205,345
Participant deposits                                  105,234                100,910                183,580                113,627
Participant transfers                                 118,427                 44,052                139,488                (14,697)
Participant withdrawals                              (116,069)               (15,498)              (193,208)               (63,638)
                                           ---------------------------------------------------------------------------------------
Units outstanding, end of period                      379,502                264,111                433,206                240,637
                                           =======================================================================================

           BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)

                                                                                  SUBACCOUNT
                                           ---------------------------------------------------------------------------------------

                                                TEMPLETON
                                                DEVELOPING             TEMPLETON             TEMPLETON               TEMPLETON
                                                 MARKETS                FOREIGN             GLOBAL ASSET              GROWTH
VA1                                          SECURITIES FUND        SECURITIES FUND        ALLOCATION FUND        SECURITIES FUND
                                           ------------------     ------------------     ------------------     ------------------
Units outstanding, beginning of period                538,588                154,973                 16,908                144,343
Participant deposits                                        -                    245                      -                 (1,561)
Participant transfers                                 (11,084)                25,459                 (6,403)                56,882
Participant withdrawals                                   (29)                (9,747)                (4,229)               (29,582)
                                           ---------------------------------------------------------------------------------------
Units outstanding, end of period                      527,475                170,930                  6,276                170,082
                                           =======================================================================================

                                                TEMPLETON
                                                DEVELOPING             TEMPLETON             TEMPLETON               TEMPLETON
                                                 MARKETS                FOREIGN             GLOBAL ASSET              GROWTH
VA2, VA3                                     SECURITIES FUND        SECURITIES FUND        ALLOCATION FUND        SECURITIES FUND
                                           ------------------     ------------------     ------------------     ------------------
Units outstanding, beginning of period              2,378,012              4,451,886              2,202,237              4,106,788
Participant deposits                                   12,559                157,411                  9,903                105,745
Participant transfers                                (280,739)               689,579               (204,739)             1,210,478
Participant withdrawals                              (426,892)              (829,746)              (244,024)              (543,619)
                                           ---------------------------------------------------------------------------------------
Units outstanding, end of period                    1,682,940              4,469,130              1,763,377              4,879,392
                                           =======================================================================================

                                                TEMPLETON
                                                DEVELOPING             TEMPLETON             TEMPLETON               TEMPLETON
                                                 MARKETS                FOREIGN             GLOBAL ASSET              GROWTH
GSE                                          SECURITIES FUND        SECURITIES FUND        ALLOCATION FUND        SECURITIES FUND
                                           ------------------     ------------------     ------------------     ------------------
Units outstanding, beginning of period                630,444                925,710                824,308                826,775
Participant deposits                                   93,106                224,843                149,502                201,618
Participant transfers                                  (2,226)                 2,695                (84,712)                17,246
Participant withdrawals                              (255,573)              (205,114)              (238,967)              (195,788)
                                           ---------------------------------------------------------------------------------------
Units outstanding, end of period                      465,751                948,134                650,131                849,851
                                           =======================================================================================

           BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)

                                                                                  SUBACCOUNT
                                           ---------------------------------------------------------------------------------------

                                               SCUDDER VIT
                                              EAFE(R) EQUITY          SCUDDER VIT
                                                  INDEX            EQUITY 500 INDEX          TECHNOLOGY            WANGER FOREIGN
VA1                                               FUND                   FUND                 PORTFOLIO                FORTY
                                           ------------------     ------------------     ------------------     ------------------
Units outstanding, beginning of period                120,089                      -              1,112,304                169,883
Participant deposits                                    1,172                    307                 52,577                      -
Participant transfers                                  12,595                303,788               (252,016)              (113,456)
Participant withdrawals                                   (16)                (5,540)               (12,654)                (3,997)
                                           ---------------------------------------------------------------------------------------
Units outstanding, end of period                      133,840                298,555                900,211                 52,430
                                           =======================================================================================

                                               SCUDDER VIT
                                              EAFE(R) EQUITY         SCUDDER VIT
                                                 INDEX             EQUITY 500 INDEX          TECHNOLOGY            WANGER FOREIGN
VA2, VA3                                          FUND                   FUND                 PORTFOLIO                FORTY
                                           ------------------     ------------------     ------------------     ------------------
Units outstanding, beginning of period              1,137,809                152,073             13,666,639              1,944,300
Participant deposits                                   21,695                 19,003                322,537                 10,899
Participant transfers                                 (86,700)             2,911,539             (1,400,834)              (101,752)
Participant withdrawals                               (82,855)               (36,106)            (1,363,687)              (134,918)
                                           ---------------------------------------------------------------------------------------
Units outstanding, end of period                      989,949              3,046,509             11,224,655              1,718,529
                                           =======================================================================================

                                               SCUDDER VIT
                                              EAFE(R) EQUITY         SCUDDER VIT
                                                 INDEX             EQUITY 500 INDEX          TECHNOLOGY            WANGER FOREIGN
GSE                                               FUND                   FUND                 PORTFOLIO                FORTY
                                           ------------------     ------------------     ------------------     ------------------
Units outstanding, beginning of period                196,859                    309              1,915,266                398,289
Participant deposits                                   45,964                 31,514                770,728                100,992
Participant transfers                                   2,034                 56,695               (273,674)               (23,703)
Participant withdrawals                               (55,872)               (35,965)              (386,829)              (206,141)
                                           ---------------------------------------------------------------------------------------
Units outstanding, end of period                      188,985                 52,553              2,025,491                269,437
                                           =======================================================================================

           BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)

                                                                                  SUBACCOUNT
                                           ---------------------------------------------------------------------------------------

                                                  WANGER                                     WANGER U.S.
                                              INTERNATIONAL                                    SMALLER
VA1                                             SMALL CAP            WANGER TWENTY            COMPANIES
                                           -------------------    -------------------    -------------------
Units outstanding, beginning of period                 982,534                124,940                946,032
Participant deposits                                     4,903                    155                 11,995
Participant transfers                                  (67,283)                47,572                (62,457)
Participant withdrawals                                (54,907)                (1,603)               (94,974)
                                           -----------------------------------------------------------------
Units outstanding, end of period                       865,247                171,064                800,596
                                           =================================================================

                                                  WANGER                                     WANGER U.S.
                                              INTERNATIONAL                                    SMALLER
VA2, VA3                                        SMALL CAP            WANGER TWENTY            COMPANIES
                                           -------------------    -------------------    -------------------
Units outstanding, beginning of period              24,379,870              2,517,494             44,244,519
Participant deposits                                   323,882                 27,873                393,005
Participant transfers                               (1,799,122)               114,238             (3,171,334)
Participant withdrawals                             (3,358,347)              (300,233)            (6,305,084)
                                           -----------------------------------------------------------------
Units outstanding, end of period                    19,546,283              2,359,372             35,161,106
                                           =================================================================


                                                  WANGER                                     WANGER U.S.
                                              INTERNATIONAL                                    SMALLER
GSE                                             SMALL CAP            WANGER TWENTY            COMPANIES
                                           -------------------    -------------------    -------------------
Units outstanding, beginning of period               1,552,564                206,114              3,364,081
Participant deposits                                   316,205                 82,036                518,748
Participant transfers                                 (114,166)               136,144               (191,175)
Participant withdrawals                               (323,912)               (19,845)              (767,218)
                                           -----------------------------------------------------------------
Units outstanding, end of period                     1,430,691                404,449              2,924,436
                                           =================================================================

           BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 6--FEES AND RELATED PARTY TRANSACTIONS

   Phoenix and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Account.

   Phoenix assumes the risk that annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that its expenses may be higher than its deductions for such expenses. In return for the assumption of these mortality and expense risks Phoenix charges the subaccounts designated VA1, a daily equivalent of 0.40% and 0.60% on an annual basis for mortality and expense risks. VA2, VA3 & GSE subaccounts are charged the daily equivalent of 0.40% and 0.85% on an annual basis for mortality and expense risks.

   As compensation for administrative services provided to the Account, Phoenix generally receives $35 per year from each contract, which is deducted on a pro-rata basis from the subaccounts or Guaranteed Interest Account in which contract/policy owners have an interest. Such costs aggregated $1,185,713, $919,470 and $978,085, for the years ended December 31, 2003, 2002 and 2001, respectively and are funded by and included in participant withdrawals.

   PEPCO is the principal underwriter and distributor for the Account.

   On surrender of a contract for subaccounts designated VA1, VA2, VA3 and Allocated GSE, contingent deferred sales charges, can vary from 0 - 6% and for subaccounts designated Unallocated GSE, the sales charge can vary 0-9%, depending upon the duration of each contract deposit, are deducted from the proceeds and are paid to Phoenix as reimbursement for services provided. Contingent deferred sales charges deducted and paid to Phoenix aggregated $779,914, $1,134,168 and $1,294,338, for the years ended December 31, 2003, 2002 and 2001, respectively.

NOTE 7--DISTRIBUTION OF NET INCOME

   The Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 8--DIVERSIFICATION REQUIREMENT

   Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

   The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. Phoenix intends that each of the subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

NOTE 9--MERGERS

   On February 7, 2003, Aberdeen International acquired all of the net assets of Aberdeen New Asia pursuant to an Agreement and Plan of Reorganization approved by Aberdeen New Asia shareholders on January 7, 2003. The acquisition was accomplished by a tax-free exchange of 1,885,115 shares of Aberdeen International valued at $14,391,123 for 1,913,078 shares of Aberdeen New Asia outstanding on February 7, 2003. Aberdeen New Asia's net assets on that date of $14,391,123, including $618,515 of net unrealized depreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $116,991,498.

   On February 14, 2003, Janus Growth acquired all of the net assets of MFS Investors Growth Stock ("Growth Stock") and Van Kampen Focus Equity
("Focus Equity") pursuant to an Agreement and Plan of Reorganization approved by Growth Stock and Focus Equity shareholders on February 14, 2003. The acquisition was accomplished by a tax-free exchange of 1,209,595 shares of Growth Stock valued at $5,807,615 and 1,287,119 shares of Focus Equity valued at $6,179,826 for 1,952,845 shares of Janus Growth outstanding on February 14, 2003. Growth Stock's net assets of $5,807,615, including $135,964 of net unrealized depreciation and Focus Equity's net assets of $6,179,826, including $380,781 of net unrealized depreciation were combined with those of Janus Growth. The aggregate net assets of Janus Growth immediately after the merger were $63,057,943. Immediately following the merger, Janus Growth was renamed MFS Investors Growth Stock. Immediately prior to the Special Meeting of Shareholders, Phoenix Variable Advisors, Inc. ("PVA"), as authorized pursuant to an exemptive order from the Securities and Exchange Commission, replaced Janus Capital Management LLC with MFS Investment Management ("MFS") as subadvisor to the Surviving Series. PVA and MFS have also agreed that they would serve as advisor and subadvisor, respectively, to the Surviving Series for the same management fees as currently charged to the former Phoenix-MFS Investors Growth Stock Series. Accordingly, the annual expenses and expense cap reimbursements for the Surviving Series are the same as those of the former Phoenix-MFS Investors Growth Stock Series. MFS is going to manage the Surviving Series in a manner comparable with the former Phoenix-MFS Investors Growth Stock Series. As part of the reorganizations, the Surviving Series has been renamed Phoenix-MFS Investors Growth Stock Series.

   On March 22, 2002, Janus Growth ("Growth") acquired all of the net assets of Janus Core Equity ("Core Equity") pursuant to an Agreement and Plan of Reorganization approved by Core Equity shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 3,141,426 shares of Growth valued at $22,032,065 for 2,467,046 shares of Core Equity outstanding on March 22, 2002. Core Equity's net assets on that date of $22,032,065, including $1,473,521 of net unrealized appreciation were combined with those of Growth. The aggregate net assets of Growth immediately after the merger were $90,807,708.

   On April 5, 2002, Engemann Capital Growth ("Capital Growth") acquired all of the net assets of Engemann Nifty Fifty ("Nifty Fifty") pursuant to an Agreement and Plan of Reorganization approved by Nifty Fifty shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 2,949,789 shares of Capital Growth valued at $39,773,479 for 4,885,261 shares of Nifty Fifty outstanding on April 5, 2002. Nifty Fifty's net assets on that date of $39,773,479, including $7,975,458 of net unrealized depreciation were combined with those of Capital Growth. The aggregate net assets of Capital Growth immediately after the merger were $862,917,192.

           BIG EDGE, THE BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

   On April 5, 2002, Oakhurst Strategic Allocation ("Strategic Allocation") acquired all of the net assets of Oakhurst Balanced ("Balanced") pursuant to an Agreement and Plan of Reorganization approved by Balanced shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 17,438,879 shares of Strategic Allocation valued at $236,890,944 for 19,697,824 shares of Balanced outstanding on April 5, 2002. Balanced's net assets on that date of $236,890,944, including $25,034,492 of net unrealized appreciation were combined with those of Strategic Allocation. The aggregate net assets of Strategic Allocation immediately after the merger were $582,665,031.

NOTE 10--MANAGER OF MANAGERS EXEMPTIVE ORDER

   The Phoenix Edge Series Fund ("PESF") and the investment advisor, Phoenix Variable Advisors, Inc. ("PVA"), have received an exemptive order from the Securities and Exchange Commission granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA is, subject to supervision and approval of PESF's Board of Trustees, permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of PESF. PESF and PVA therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

NOTE 11--MIXED AND SHARED FUNDING

   Shares of PESF are not directly offered to the public. Shares of PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix Life Insurance Company ("Phoenix"), PHL Variable Insurance Company ("PHL Variable"), and Phoenix Life and Annuity Company ("PLAC"). Shares of PESF may be offered to separate accounts of other insurance companies in the future.

   The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in PESF or shares of another fund may be substituted.

NOTE 12--PROPOSED REORGANIZATION

   On November 11, 2003, The Board of Trustees of PESF approved a Plan of Reorganization to merge Janus Flexible Income into Goodwin Multi-Sector Fixed Income.

   If the shareholders approve the Plan of Reorganization Janus Flexible Income will transfer all or substantially all of its assets and its liabilities to Goodwin Multi-Sector Fixed Income. In exchange, shareholders of Janus Flexible Income will receive a proportional number of shares in Goodwin Multi-Sector Fixed Income. The shareholders of Janus Flexible Income must approve the Plan of Reorganization before any transaction can take place. The next meeting of the shareholders of Janus Flexible Income will be held on April 14, 2004, at which time, this matter will be submitted for a shareholder vote.

NOTE 13--OTHER

   Effective July 31, 2003, the name of the subadvisor of Northern Dow 30 and Northern Nasdaq-100 Index(R) changed to Northern Trust Investments N.A. from Northern Trust Investments, Inc.

   On October 23, 2003 the Executive Committee of the Board of Trustees of PESF approved replacement of the "Hollister" division of PIC with the "Oakhurst" division of PIC with respect to investment management of Oakhurst Value Equity. The Executive Committee also approved a name change for the Phoenix-Hollister Value Equity Series to the Phoenix-Oakhurst Value Equity Series. The Board of Trustees ratified the Executive Committee's decision at the Board of Trustees meeting on November 11, 2003. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series will not be affected as a result of this change.

   The Board of Trustees of PESF has approved a name change for the Phoenix-Kayne Large-Cap Core Series to the Phoenix-Kayne Rising Dividends Series. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series will not be affected as a result of this change. This change was completed on November 3, 2003.

                         REPORT OF INDEPENDENT AUDITORS


PRICEWATERHOUSECOOPERS [LOGO]


To the Board of Directors of Phoenix Life Insurance Company and
Participants of Phoenix Life Variable Accumulation Account (Big Edge(R), The Big Edge Plus(R) and Group Strategic Edge(R)):

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Phoenix Life Variable Accumulation Account (Big Edge(R), The Big Edge Plus(R) and Group Strategic Edge(R)) at December 31, 2003, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Phoenix Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2003 by correspondence with the mutual funds, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Hartford, Connecticut
March 19, 2004

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
Phoenix Life Insurance Company
One American Row
Hartford, Connecticut 06115-0480

PHOENIX EQUITY PLANNING CORPORATION
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

CUSTODIANS
JPMorgan Chase Bank
270 Park Avenue
New York, New York 10017-2070

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

--------------------------------------------------------------------------------
                                                              [logo] PHOENIX
                                                            WEALTH MANAGEMENT(R)






                       THE BIG EDGE CHOICE(R) For New York






--------------------------------------------------------------------------------
        V A R I A B L E   A N N U I T I E S    A N N U A L   R E P O R T
--------------------------------------------------------------------------------

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                   DECEMBER 31, 2003










--------------------------------------------------------------------------------
VA0249AR2  (C)2004 The Phoenix Companies, Inc.

                                               STATEMENTS OF ASSETS AND LIABILITIES
                                                         DECEMBER 31, 2003

                                                                                              PHOENIX-ALLIANCE/   PHOENIX-ALLIANCE/
                                                         PHOENIX-ABERDEEN     PHOENIX-AIM         BERNSTEIN           BERNSTEIN
                                                          INTERNATIONAL      MID-CAP EQUITY     ENHANCED INDEX     GROWTH & VALUE
                                                            SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $     5,017,002    $        98,612    $     2,333,813     $        62,822
                                                        =================  =================  =================   =================
     Investment at market                                $     3,355,432    $       111,516    $     1,804,443     $        71,460
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                          3,355,432            111,516          1,804,443              71,460
LIABILITIES
     Accrued expenses                                              4,017                128              2,179                  87
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $     3,351,415    $       111,388    $     1,802,264     $        71,373
                                                        =================  =================  =================   =================
Accumulation units outstanding                                 3,802,394             94,311          1,951,465              72,751
                                                        =================  =================  =================   =================
Unit value                                               $      0.881396    $      1.181084    $      0.923544     $      0.981056
                                                        =================  =================  =================   =================




                                                          PHOENIX-DUFF &   PHOENIX-ENGEMANN    PHOENIX-ENGEMANN     PHOENIX-GOODWIN
                                                           PHELPS REAL         CAPITAL          SMALL & MID-CAP         MONEY
                                                        ESTATE SECURITIES      GROWTH              GROWTH               MARKET
                                                            SUBACCOUNT        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $       543,815    $    26,091,409    $        66,976     $     1,533,713
                                                        =================  =================  =================   =================
     Investment at market                                $       773,572    $    14,657,277    $        57,502     $     1,533,713
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                            773,572         14,657,277             57,502           1,533,713
LIABILITIES
     Accrued expenses                                                930             17,774                 69               1,904
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $       772,642    $    14,639,503    $        57,433     $     1,531,809
                                                        =================  =================  =================   =================
Accumulation units outstanding                                   430,731         20,980,895            102,456           1,360,897
                                                        =================  =================  =================   =================
Unit value                                               $      1.793790    $      0.697754    $      0.560552     $      1.125588
                                                        =================  =================  =================   =================



                                                         PHOENIX-GOODWIN     PHOENIX-JANUS      PHOENIX-KAYNE      PHOENIX-LAZARD
                                                           MULTI-SECTOR         FLEXIBLE           RISING           INTERNATIONAL
                                                           FIXED INCOME          INCOME           DIVIDENDS         EQUITY SELECT
                                                            SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $     3,591,388    $       815,688    $       151,644     $        95,109
                                                        =================  =================  =================   =================
     Investment at market                                $     3,683,529    $       856,057    $       162,180     $       108,665
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                          3,683,529            856,057            162,180             108,665
LIABILITIES
     Accrued expenses                                              4,584              1,062                178                 113
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $     3,678,945    $       854,995    $       162,002     $       108,552
                                                        =================  =================  =================   =================
Accumulation units outstanding                                 2,817,292            673,062            143,620              88,998
                                                        =================  =================  =================   =================
Unit value                                               $      1.305844    $      1.270308    $      1.127995     $      1.219712
                                                        =================  =================  =================   =================


                                                 See Notes to Financial Statements
                                                               SA-1

                                               STATEMENTS OF ASSETS AND LIABILITIES
                                                         DECEMBER 31, 2003
                                                            (CONTINUED)


                                                                                                 PHOENIX-LORD        PHOENIX-LORD
                                                          PHOENIX-LAZARD    PHOENIX-LAZARD       ABBETT BOND-      ABBETT LARGE-CAP
                                                          SMALL-CAP VALUE   U.S. MULTI-CAP        DEBENTURE             VALUE
                                                            SUBACCOUNT        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $        21,109    $         3,916    $        35,592     $       142,591
                                                        =================  =================  =================   =================
     Investment at market                                $        25,456    $         4,611    $        36,869     $       172,642
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                             25,456              4,611             36,869             172,642
LIABILITIES
     Accrued expenses                                                 31                  6                 28                 200
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $        25,425    $         4,605    $        36,841     $       172,442
                                                        =================  =================  =================   =================
Accumulation units outstanding                                    19,057              3,627             29,984             136,001
                                                        =================  =================  =================   =================
Unit value                                               $      1.334187    $      1.269649    $      1.228715     $      1.267950
                                                        =================  =================  =================   =================

                                                                               PHOENIX-MFS
                                                           PHOENIX-LORD         INVESTORS        PHOENIX-MFS
                                                          ABBETT MID-CAP         GROWTH           INVESTORS          PHOENIX-MFS
                                                              VALUE              STOCK              TRUST               VALUE
                                                            SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $        27,595    $     3,515,208    $        22,740     $       137,993
                                                        =================  =================  =================   =================
     Investment at market                                $        32,482    $     2,097,900    $        26,469     $       153,066
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                             32,482          2,097,900             26,469             153,066
LIABILITIES
     Accrued expenses                                                 39              2,558                 32                 185
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $        32,443    $     2,095,342    $        26,437     $       152,881
                                                        =================  =================  =================   =================
Accumulation units outstanding                                    26,561          3,660,779             26,921             138,536
                                                        =================  =================  =================   =================
Unit value                                               $      1.221486    $      0.572376    $      0.981993     $      1.103550
                                                        =================  =================  =================   =================


                                                                           PHOENIX-NORTHERN    PHOENIX-OAKHURST    PHOENIX-OAKHURST
                                                        PHOENIX-NORTHERN      NASDAQ-100          GROWTH AND           STRATEGIC
                                                             DOW 30            INDEX(R)             INCOME             ALLOCATION
                                                           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $       405,848    $        84,080    $     4,721,164     $     7,642,173
                                                        =================  =================  =================   =================
     Investment at market                                $       425,377    $        52,283    $     4,274,242     $     6,975,200
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                            425,377             52,283          4,274,242           6,975,200
LIABILITIES
     Accrued expenses                                                508                 67              5,154               8,514
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $       424,869    $        52,216    $     4,269,088     $     6,966,686
                                                        =================  =================  =================   =================
Accumulation units outstanding                                   412,906            152,076          4,112,406           5,497,150
                                                        =================  =================  =================   =================
Unit value                                               $      1.028973    $      0.343354    $      1.038100     $      1.267327
                                                        =================  =================  =================   =================



                                                 See Notes to Financial Statements
                                                               SA-2


                                               STATEMENTS OF ASSETS AND LIABILITIES
                                                         DECEMBER 31, 2003
                                                            (CONTINUED)


                                                                            PHOENIX-SANFORD    PHOENIX-SANFORD     PHOENIX-SANFORD
                                                         PHOENIX-OAKHURST      BERNSTEIN          BERNSTEIN           BERNSTEIN
                                                               VALUE             GLOBAL            MID-CAP            SMALL-CAP
                                                              EQUITY             VALUE              VALUE               VALUE
                                                            SUBACCOUNT         SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $     1,492,133    $        61,679    $       819,233     $       356,585
                                                        =================  =================  =================   =================
     Investment at market                                $     1,299,241    $        69,922    $     1,070,889     $       423,893
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                          1,299,241             69,922          1,070,889             423,893
LIABILITIES
     Accrued expenses                                              1,574                 85              1,281                 513
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $     1,297,667    $        69,837    $     1,069,608     $       423,380
                                                        =================  =================  =================   =================
Accumulation units outstanding                                   979,344             66,013            778,739             309,839
                                                        =================  =================  =================   =================
Unit value                                               $      1.325037    $      1.057924    $      1.373513     $      1.366457
                                                        =================  =================  =================   =================


                                                                                                PHOENIX-STATE
                                                         PHOENIX-SENECA      PHOENIX-SENECA    STREET RESEARCH         AIM V.I.
                                                             MID-CAP           STRATEGIC          SMALL-CAP            CAPITAL
                                                             GROWTH              THEME             GROWTH           APPRECIATION
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $     2,314,842    $     6,446,197    $        22,607     $        51,935
                                                        =================  =================  =================   =================
     Investment at market                                $     1,576,576    $     3,248,375    $        25,275     $        58,642
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                          1,576,576          3,248,375             25,275              58,642
LIABILITIES
     Accrued expenses                                              1,949              3,965                 53                  71
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $     1,574,627    $     3,244,410    $        25,222     $        58,571
                                                        =================  =================  =================   =================
Accumulation units outstanding                                 1,357,900          2,891,603             16,621              66,473
                                                        =================  =================  =================   =================
Unit value                                               $      1.159604    $      1.122011    $      1.517457     $      0.881121
                                                        =================  =================  =================   =================


                                                                                                                   FEDERATED HIGH
                                                                                               FEDERATED FUND        INCOME BOND
                                                             AIM V.I.       ALGER AMERICAN        FOR U.S.           FUND II --
                                                             PREMIER          LEVERAGED          GOVERNMENT            PRIMARY
                                                             EQUITY             ALLCAP          SECURITIES II          SHARES
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $        45,374    $       341,351    $     1,400,204     $       252,482
                                                        =================  =================  =================   =================
     Investment at market                                $        41,801    $       316,740    $     1,463,838     $       223,414
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                             41,801            316,740          1,463,838             223,414
LIABILITIES
     Accrued expenses                                                 51                403              1,951                 276
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $        41,750    $       316,337    $     1,461,887     $       223,138
                                                        =================  =================  =================   =================
Accumulation units outstanding                                    52,461            585,345          1,155,960             205,018
                                                        =================  =================  =================   =================
Unit value                                               $      0.795845    $      0.566737    $      1.264651     $      1.088383
                                                        =================  =================  =================   =================


                                                 See Notes to Financial Statements
                                                               SA-3


                                               STATEMENTS OF ASSETS AND LIABILITIES
                                                         DECEMBER 31, 2003
                                                            (CONTINUED)

                                                              VIP             VIP GROWTH             VIP            MUTUAL SHARES
                                                          CONTRAFUND(R)      OPPORTUNITIES         GROWTH             SECURITIES
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $       805,291    $        40,750    $       426,592     $       500,076
                                                        =================  =================  =================   =================
     Investment at market                                $       937,353    $        41,875    $       441,648     $       532,896
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                            937,353             41,875            441,648             532,896
LIABILITIES
     Accrued expenses                                              1,126                 51                517                 649
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $       936,227    $        41,824    $       441,131     $       532,247
                                                        =================  =================  =================   =================
Accumulation units outstanding                                 1,027,257             57,238            709,154             394,246
                                                        =================  =================  =================   =================
Unit value                                               $      0.911385    $      0.730690    $      0.622054     $      1.350039
                                                        =================  =================  =================   =================


                                                           TEMPLETON
                                                           DEVELOPING          TEMPLETON         TEMPLETON             TEMPLETON
                                                            MARKETS             FOREIGN         GLOBAL ASSET            GROWTH
                                                           SECURITIES          SECURITIES        ALLOCATION           SECURITIES
                                                           SUBACCOUNT          SUBACCOUNT        SUBACCOUNT            SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $       107,280    $       916,847    $       210,128     $       395,255
                                                        =================  =================  =================   =================
     Investment at market                                $       141,508    $       606,609    $       192,622     $       353,952
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                            141,508            606,609            192,622             353,952
LIABILITIES
     Accrued expenses                                                178                749                234                 406
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $       141,330    $       605,860    $       192,388     $       353,546
                                                        =================  =================  =================   =================
Accumulation units outstanding                                    87,586            637,727            147,673             287,228
                                                        =================  =================  =================   =================
Unit value                                               $      1.613636    $      0.950031    $      1.302790     $      1.230893
                                                        =================  =================  =================   =================


                                                          RYDEX VARIABLE       SCUDDER VIT       SCUDDER VIT
                                                           TRUST SECTOR      EAFE(R) EQUITY       EQUITY 500
                                                             ROTATION             INDEX              INDEX            TECHNOLOGY
                                                            SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $           691    $       243,677    $        57,030     $     2,094,907
                                                        =================  =================  =================   =================
     Investment at market                                $           699    $       158,188    $        61,970     $       629,031
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                                699            158,188             61,970             629,031
LIABILITIES
     Accrued expenses                                                  1                190                 71                 767
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $           698    $       157,998    $        61,899     $       628,264
                                                        =================  =================  =================   =================
Accumulation units outstanding                                       605            229,634             60,097           2,250,937
                                                        =================  =================  =================   =================
Unit value                                               $      1.152010    $      0.688042    $      1.029989     $      0.279112
                                                        =================  =================  =================   =================


                                                 See Notes to Financial Statements
                                                               SA-4

                                               STATEMENTS OF ASSETS AND LIABILITIES
                                                         DECEMBER 31, 2003
                                                            (CONTINUED)


                                                                               WANGER
                                                                            INTERNATIONAL                             WANGER U.S.
                                                          WANGER FOREIGN        SMALL              WANGER              SMALLER
                                                              FORTY              CAP               TWENTY             COMPANIES
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $       649,692    $     3,809,229    $       352,609     $     5,261,772
                                                        =================  =================  =================   =================
     Investment at market                                $       554,370    $     2,375,917    $       557,057     $     6,439,802
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                            554,370          2,375,917            557,057           6,439,802
LIABILITIES
     Accrued expenses                                                667              2,878                678               7,817
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $       553,703    $     2,373,039    $       556,379     $     6,431,985
                                                        =================  =================  =================   =================
Accumulation units outstanding                                   368,061          1,446,480            294,577           4,855,787
                                                        =================  =================  =================   =================
Unit value                                               $      1.504382    $      1.640560    $      1.888734     $      1.324602
                                                        =================  =================  =================   =================


                                                 See Notes to Financial Statements
                                                               SA-5


                                                     STATEMENTS OF OPERATIONS
                                              FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                              PHOENIX-ALLIANCE/   PHOENIX-ALLIANCE/
                                                        PHOENIX-ABERDEEN     PHOENIX-AIM         BERNSTEIN            BERNSTEIN
                                                         INTERNATIONAL      MID-CAP EQUITY     ENHANCED INDEX      GROWTH & VALUE
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $        54,377     $            -    $        17,903     $           263
Expenses
     Mortality and expense fees                                   38,226              1,367             22,316                 558
     Indexing (gain) loss                                          1,097                 37                517                  14
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                      15,054             (1,404)            (4,930)               (309)
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                   9,877              2,206           (154,153)                 19
Net realized gain distribution from Fund                               -                  -                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                               778,208             22,197            512,316               8,610
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                    788,085             24,403            358,163               8,629
Net increase (decrease) in net assets resulting from
     operations                                          $       803,139    $        22,999    $       353,233     $         8,320
                                                        =================  =================  =================   =================


                                                          PHOENIX-DUFF &   PHOENIX-ENGEMANN   PHOENIX-ENGEMANN
                                                           PHELPS REAL          CAPITAL        SMALL & MID-CAP    PHOENIX-GOODWIN
                                                        ESTATE SECURITIES       GROWTH             GROWTH            MONEY MARKET
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $        19,959    $        12,656    $             -     $        13,749
Expenses
     Mortality and expense fees                                    7,866            180,555                414              27,152
     Indexing (gain) loss                                            265              4,396                 13                 183
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                      11,828           (172,295)              (427)            (13,586)
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                     959         (1,682,636)               758                   -
Net realized gain distribution from Fund                          21,877                  -                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                               148,041          4,745,489             10,252                   -
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                    170,877          3,062,853             11,010                   -
Net increase (decrease) in net assets resulting from
     operations                                          $       182,705    $     2,890,558    $        10,583     $       (13,586)
                                                        =================  =================  =================   =================


                                                         PHOENIX-GOODWIN      PHOENIX-JANUS     PHOENIX-KAYNE       PHOENIX-LAZARD
                                                           MULTI-SECTOR         FLEXIBLE           RISING           INTERNATIONAL
                                                           FIXED INCOME          INCOME           DIVIDENDS         EQUITY SELECT
                                                            SUBACCOUNT         SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $       245,753    $        33,584    $           820     $           537
Expenses
     Mortality and expense fees                                   50,905             13,380                808                 460
     Indexing (gain) loss                                            742                134                 18                  16
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                     194,106             20,070                 (6)                 61
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                  16,810             12,247                324                   1
Net realized gain distribution from Fund                               -             17,104              1,013                  94
Net change in unrealized appreciation (depreciation)
     on investment                                               247,278              2,115              9,620              13,417
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                    264,088             31,466             10,957              13,512
Net increase (decrease) in net assets resulting from
     operations                                          $       458,194    $        51,536    $        10,951     $        13,573
                                                        =================  =================  =================   =================


                                                 See Notes to Financial Statements
                                                               SA-6

                                                     STATEMENTS OF OPERATIONS
                                              FOR THE PERIOD ENDED DECEMBER 31, 2003
                                                            (CONTINUED)


                                                          PHOENIX-LAZARD                        PHOENIX-LORD         PHOENIX-LORD
                                                            SMALL-CAP       PHOENIX-LAZARD      ABBETT BOND-       ABBETT LARGE-CAP
                                                              VALUE         U.S. MULTI-CAP       DEBENTURE               VALUE
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $            19    $            17    $         1,132     $           645
Expenses
     Mortality and expense fees                                      177                 36                233               1,325
     Indexing (gain) loss                                              8                  1                  5                  45
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                        (166)               (20)               894                (725)
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                    (275)                 3                752               1,082
Net realized gain distribution from Fund                             231                 88                303                 313
Net change in unrealized appreciation (depreciation)
     on investment                                                 3,948                695                887              28,969
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                      3,904                786              1,942              30,364
Net increase (decrease) in net assets resulting from
     operations                                          $         3,738    $           766    $         2,836     $        29,639
                                                        =================  =================  =================   =================


                                                                              PHOENIX-MFS
                                                           PHOENIX-LORD       INVESTORS          PHOENIX-MFS
                                                          ABBETT MID-CAP        GROWTH            INVESTORS          PHOENIX-MFS
                                                               VALUE            STOCK               TRUST               VALUE
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $           136    $             -    $           133     $         1,927
Expenses
     Mortality and expense fees                                      253             26,794                305               1,722
     Indexing (gain) loss                                              8                583                  7                  45
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                        (125)           (27,377)              (179)                160
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                     602             (6,718)                 4                  44
Net realized gain distribution from Fund                             167                  -                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                 3,572            384,790              4,522              28,421
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                      4,341            378,072              4,526              28,465
Net increase (decrease) in net assets resulting from
     operations                                          $         4,216    $       350,695    $         4,347     $        28,625
                                                        =================  =================  =================   =================


                                                                           PHOENIX-NORTHERN   PHOENIX-OAKHURST    PHOENIX-OAKHURST
                                                        PHOENIX-NORTHERN      NASDAQ-100         GROWTH AND           STRATEGIC
                                                             DOW 30            INDEX(R)            INCOME             ALLOCATION
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $         6,045    $             -    $        43,570     $       171,626
Expenses
     Mortality and expense fees                                    4,799                640             52,684              89,366
     Indexing (gain) loss                                            126                 15              1,296               1,699
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                       1,120               (655)           (10,410)             80,561
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                     205             (6,191)          (148,490)            (50,171)
Net realized gain distribution from Fund                               -                  -                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                89,086             23,797          1,053,231           1,059,590
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                     89,291             17,606            904,741           1,009,419
Net increase (decrease) in net assets resulting from
     operations                                          $        90,411    $        16,951    $       894,331     $     1,089,980
                                                        =================  =================  =================   =================

                                                 See Notes to Financial Statements
                                                               SA-7


                                                     STATEMENTS OF OPERATIONS
                                              FOR THE PERIOD ENDED DECEMBER 31, 2003
                                                            (CONTINUED)

                                                                           PHOENIX-SANFORD    PHOENIX-SANFORD     PHOENIX-SANFORD
                                                        PHOENIX-OAKHURST      BERNSTEIN          BERNSTEIN           BERNSTEIN
                                                              VALUE            GLOBAL             MID-CAP             SMALL-CAP
                                                             EQUITY            VALUE               VALUE               VALUE
                                                           SUBACCOUNT        SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $        11,186    $           881    $         1,658     $             -
Expenses
     Mortality and expense fees                                   16,535                591             12,116               4,895
     Indexing (gain) loss                                            342                 13                385                 176
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                      (5,691)               277            (10,843)             (5,071)
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                 (55,723)                26             (7,391)              6,024
Net realized gain distribution from Fund                               -                  -             32,957               7,190
Net change in unrealized appreciation (depreciation)
     on investment                                               294,175             11,452            282,062             123,472
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                    238,452             11,478            307,628             136,686
Net increase (decrease) in net assets resulting from
     operations                                          $       232,761    $        11,755    $       296,785     $        131,615
                                                        =================  =================  =================   =================

                                                                                               PHOENIX-STATE
                                                         PHOENIX-SENECA     PHOENIX-SENECA    STREET RESEARCH          AIM V.I.
                                                            MID-CAP           STRATEGIC           SMALL-CAP            CAPITAL
                                                            GROWTH              THEME              GROWTH            APPRECIATION
                                                           SUBACCOUNT        SUBACCOUNT         SUBACCOUNT(1)          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $             -    $             -    $             -     $             -
Expenses
     Mortality and expense fees                                   20,679             39,077                290                 426
     Indexing (gain) loss                                            524              1,096                 10                  13
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                     (21,203)           (40,173)              (300)               (439)
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                (134,860)          (651,766)             2,432                 910
Net realized gain distribution from Fund                               -                  -              1,352                   -
Net change in unrealized appreciation (depreciation)
     on investment                                               511,518          1,546,168              2,668               7,598
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                    376,658            894,402              6,452               8,508
Net increase (decrease) in net assets resulting from
     operations                                          $       355,455    $       854,229    $         6,152     $         8,069
                                                        =================  =================  =================   =================


                                                                                               FEDERATED FUND       FEDERATED HIGH
                                                             AIM V.I.       ALGER AMERICAN        FOR U.S.           INCOME BOND
                                                             PREMIER          LEVERAGED          GOVERNMENT           FUND II --
                                                             EQUITY             ALLCAP          SECURITIES II       PRIMARY SHARES
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $           115    $             -    $        79,207     $        17,159
Expenses
     Mortality and expense fees                                      483              4,209             27,395               3,086
     Indexing (gain) loss                                             11             30,899                202                  68
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                        (379)           (35,108)            51,610              14,005
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                    (959)           (20,111)           (10,059)             (1,734)
Net realized gain distribution from Fund                               -                  -             10,272                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                 8,723            125,863            (37,519)             29,270
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                      7,764            105,752            (37,306)             27,536
Net increase (decrease) in net assets resulting from
     operations                                          $         7,385    $        70,644    $        14,304     $         41,541
                                                        =================  =================  =================   =================

                                                 See Notes to Financial Statements
                                                               SA-8

                                                     STATEMENTS OF OPERATIONS
                                              FOR THE PERIOD ENDED DECEMBER 31, 2003
                                                            (CONTINUED)

                                                              VIP             VIP GROWTH            VIP             MUTUAL SHARES
                                                          CONTRAFUND(R)      OPPORTUNITIES         GROWTH            SECURITIES
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $         2,028    $           239    $           652     $         5,050
Expenses
     Mortality and expense fees                                    9,267                509              4,946               6,404
     Indexing (gain) loss                                            259                 12                130                 152
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                      (7,498)              (282)            (4,424)             (1,506)
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                  (2,998)            (7,645)           (36,125)             (4,408)
Net realized gain distribution from Fund                               -                  -                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                               182,596             16,741            137,671             105,321
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                    179,598              9,096            101,546             100,913
Net increase (decrease) in net assets resulting from
     operations                                          $       172,100    $         8,814    $        97,122     $        99,407
                                                        =================  =================  =================   =================

                                                           TEMPLETON
                                                           DEVELOPING          TEMPLETON         TEMPLETON            TEMPLETON
                                                            MARKETS             FOREIGN         GLOBAL ASSET           GROWTH
                                                           SECURITIES          SECURITIES        ALLOCATION           SECURITIES
                                                           SUBACCOUNT          SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $         1,403    $         9,429    $         4,422     $         4,305
Expenses
     Mortality and expense fees                                    1,625              7,180              2,329               3,780
     Indexing (gain) loss                                             79                193                 75                 109
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                        (301)             2,056              2,018                 416
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                     655            (14,980)            (3,058)             (2,085)
Net realized gain distribution from Fund                               -                  -                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                50,883            156,920             47,094              77,944
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                     51,538            141,940             44,036              75,859
Net increase (decrease) in net assets resulting from
     operations                                          $        51,237    $       143,996    $        46,054     $        76,275
                                                        =================  =================  =================   =================


                                                          RYDEX VARIABLE      SCUDDER VIT         SCUDDER VIT
                                                           TRUST SECTOR      EAFE(R) EQUITY       EQUITY 500
                                                             ROTATION            INDEX              INDEX             TECHNOLOGY
                                                           SUBACCOUNT(2)       SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $             -    $         5,717    $           607     $             -
Expenses
     Mortality and expense fees                                        1              1,968                737               7,133
     Indexing (gain) loss                                              -                 47                 18                 267
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                          (1)             3,702               (148)             (7,400)
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                       -              3,815              1,368             (35,396)
Net realized gain distribution from Fund                               -                  -                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                     8             33,755             11,491             234,840
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                          8             37,570             12,859             199,444
Net increase (decrease) in net assets resulting from
     operations                                          $             7    $        41,272    $        12,711     $       192,044
                                                        =================  =================  =================   =================


                                                 See Notes to Financial Statements
                                                               SA-9

                                                     STATEMENTS OF OPERATIONS
                                              FOR THE PERIOD ENDED DECEMBER 31, 2003
                                                            (CONTINUED)


                                                                                WANGER                               WANGER U.S.
                                                          WANGER FOREIGN     INTERNATIONAL         WANGER              SMALLER
                                                             FORTY             SMALL CAP           TWENTY             COMPANIES
                                                           SUBACCOUNT          SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $         1,410    $         5,723    $             -     $             -
Expenses
     Mortality and expense fees                                    5,795             25,376              7,045              75,065
     Indexing (gain) loss                                            196                827                172               2,590
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                      (4,581)           (20,480)            (7,217)            (77,655)
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                 (47,215)           (65,754)            10,539             (22,733)
Net realized gain distribution from Fund                               -                  -                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                               198,858            824,262            125,585           1,978,140
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                    151,643            758,508            136,124           1,955,407
Net increase (decrease) in net assets resulting from
     operations                                          $       147,062    $       738,028    $       128,907     $     1,877,752
                                                        =================  =================  =================   =================

























Footnotes for Statements of Operations
For the period ended December 31, 2003


(1) From inception May 12, 2003 to December 31, 2003.
(2) From inception November 12, 2003 to December 31, 2003.


                        See Notes to Financial Statements

                                                STATEMENTS OF CHANGES IN NET ASSETS
                                              FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                              PHOENIX-ALLIANCE/   PHOENIX-ALLIANCE/
                                                        PHOENIX-ABERDEEN      PHOENIX-AIM         BERNSTEIN           BERNSTEIN
                                                          INTERNATIONAL      MID-CAP EQUITY     ENHANCED INDEX     GROWTH & VALUE
                                                            SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                         $       15,054    $        (1,404)   $        (4,930)    $          (309)
     Net realized gain (loss)                                      9,877              2,206           (154,153)                 19
     Net change in unrealized appreciation (depreciation)
         on investments                                          778,208             22,197            512,316               8,610
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations           803,139             22,999            353,233               8,320
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                         96,309                880             42,141                   -
     Participant transfers                                       164,351 +           19,257            (88,106)             63,874
     Participant withdrawals                                    (116,938)           (28,066)          (146,248)             (6,500)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           143,722             (7,929)          (192,213)             57,374
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                       946,861             15,070            161,020              65,694
NET ASSETS
     Beginning of period                                       2,404,554             96,318          1,641,244               5,679
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                        $    3,351,415    $       111,388    $     1,802,264     $        71,373
                                                        =================  =================  =================   =================


                                                          PHOENIX-DUFF &   PHOENIX-ENGEMANN   PHOENIX-ENGEMANN     PHOENIX-GOODWIN
                                                           PHELPS REAL         CAPITAL         SMALL & MID-CAP          MONEY
                                                         ESTATE SECURITIES      GROWTH             GROWTH               MARKET
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                         $       11,828    $      (172,295)   $          (427)    $       (13,586)
     Net realized gain (loss)                                     22,836         (1,682,636)               758                   -
     Net change in unrealized appreciation (depreciation)
         on investments                                          148,041          4,745,489             10,252                   -
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations           182,705          2,890,558             10,583             (13,586)
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                          9,399            443,180              3,450             367,398
     Participant transfers                                       147,857           (523,335)            25,592            (622,668)
     Participant withdrawals                                     (30,781)          (776,542)               (45)           (398,699)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           126,475           (856,697)            28,997            (653,969)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                       309,180          2,033,861             39,580            (667,555)
NET ASSETS
     Beginning of period                                         463,462         12,605,642             17,853           2,199,364
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                        $     772,642     $    14,639,503    $        57,433     $     1,531,809
                                                        =================  =================  =================   =================

                                                 See Notes to Financial Statements
                                                               SA-11


                                                STATEMENTS OF CHANGES IN NET ASSETS
                                              FOR THE PERIOD ENDED DECEMBER 31, 2003
                                                            (CONTINUED)


                                                          PHOENIX-GOODWIN     PHOENIX-JANUS     PHOENIX-KAYNE       PHOENIX-LAZARD
                                                            MULTI-SECTOR         FLEXIBLE          RISING           INTERNATIONAL
                                                            FIXED INCOME          INCOME          DIVIDENDS         EQUITY SELECT
                                                             SUBACCOUNT         SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                         $      194,106    $        20,070    $            (6)    $            61
     Net realized gain (loss)                                     16,810             29,351              1,337                  95
     Net change in unrealized appreciation (depreciation)
         on investments                                          247,278              2,115              9,620              13,417
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations           458,194             51,536             10,951              13,573
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                         36,536             11,174              8,579               9,156
     Participant transfers                                      (108,330)           (41,914)           134,927              83,303
     Participant withdrawals                                    (380,692)          (101,147)            (5,678)               (351)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                          (452,486)          (131,887)           137,828              92,108
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                         5,708            (80,351)           148,779             105,681
NET ASSETS
     Beginning of period                                       3,673,237            935,346             13,223               2,871
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                        $    3,678,945    $       854,995    $       162,002     $       108,552
                                                        =================  =================  =================   =================


                                                                                                PHOENIX-LORD         PHOENIX-LORD
                                                         PHOENIX-LAZARD     PHOENIX-LAZARD      ABBETT BOND-       ABBETT LARGE-CAP
                                                         SMALL-CAP VALUE    U.S. MULTI-CAP       DEBENTURE              VALUE
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                         $         (166)   $           (20)   $           894     $          (725)
     Net realized gain (loss)                                        (44)                91              1,055               1,395
     Net change in unrealized appreciation (depreciation)
         on investments                                            3,948                695                887              28,969
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations             3,738                766              2,836              29,639
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                          5,270                  -              7,895              13,995
     Participant transfers                                         8,889              3,839             16,430             120,669
     Participant withdrawals                                          (1)                 -                  -              (6,325)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            14,158              3,839             24,325             128,339
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                        17,896              4,605             27,161             157,978
NET ASSETS
     Beginning of period                                           7,529                  -              9,680              14,464
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                        $       25,425    $         4,605    $        36,841     $       172,442
                                                        =================  =================  =================   =================


                                                 See Notes to Financial Statements
                                                               SA-12

                                                STATEMENTS OF CHANGES IN NET ASSETS
                                              FOR THE PERIOD ENDED DECEMBER 31, 2003
                                                            (CONTINUED)


                                                                               PHOENIX-MFS
                                                           PHOENIX-LORD         INVESTORS         PHOENIX-MFS
                                                          ABBETT MID-CAP          GROWTH           INVESTORS         PHOENIX-MFS
                                                               VALUE              STOCK              TRUST              VALUE
                                                            SUBACCOUNT          SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                         $         (125)   $       (27,377)   $          (179)    $           160
     Net realized gain (loss)                                        769             (6,718)                 4                  44
     Net change in unrealized appreciation (depreciation)
         on investments                                            3,572            384,790              4,522              28,421
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations             4,216            350,695              4,347              28,625
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                              -             42,588                195               8,850
     Participant transfers                                        19,981              7,041 ++           1,652              10,084
     Participant withdrawals                                      (5,309)          (104,437)                (2)                (85)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            14,672            (54,808)             1,845              18,849
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                        18,888            295,887              6,192              47,474
NET ASSETS
     Beginning of period                                          13,555          1,799,455             20,245             105,407
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                        $       32,443    $     2,095,342    $        26,437     $       152,881
                                                        =================  =================  =================   =================


                                                                            PHOENIX-NORTHERN   PHOENIX-OAKHURST    PHOENIX-OAKHURST
                                                         PHOENIX-NORTHERN      NASDAQ-100         GROWTH AND          STRATEGIC
                                                              DOW 30            INDEX(R)            INCOME            ALLOCATION
                                                            SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                         $        1,120    $          (655)   $       (10,410)    $        80,561
     Net realized gain (loss)                                        205             (6,191)          (148,490)            (50,171)
     Net change in unrealized appreciation (depreciation)
         on investments                                           89,086             23,797          1,053,231           1,059,590
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations            90,411             16,951            894,331           1,089,980
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                          9,616                200             76,783              71,308
     Participant transfers                                        78,247             29,714           (113,512)           (306,129)
     Participant withdrawals                                      (7,083)           (37,284)          (267,753)           (358,140)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            80,780             (7,370)          (304,482)           (592,961)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                       171,191              9,581            589,849             497,019
NET ASSETS
     Beginning of period                                         253,678             42,635          3,679,239           6,469,667
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                        $      424,869    $        52,216    $     4,269,088     $     6,966,686
                                                        =================  =================  =================   =================


                                                 See Notes to Financial Statements
                                                               SA-13



                                                STATEMENTS OF CHANGES IN NET ASSETS
                                              FOR THE PERIOD ENDED DECEMBER 31, 2003
                                                            (CONTINUED)

                                                                             PHOENIX-SANFORD    PHOENIX-SANFORD     PHOENIX-SANFORD
                                                         PHOENIX-OAKHURST       BERNSTEIN          BERNSTEIN           BERNSTEIN
                                                               VALUE             GLOBAL             MID-CAP            SMALL-CAP
                                                              EQUITY             VALUE               VALUE               VALUE
                                                            SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                         -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                         $       (5,691)   $           277    $       (10,843)    $        (5,071)
     Net realized gain (loss)                                    (55,723)                26             25,566              13,214
     Net change in unrealized appreciation (depreciation)
         on investments                                          294,175             11,452            282,062             123,472
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations           232,761             11,755            296,785             131,615
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                         27,142                240             14,166              17,029
     Participant transfers                                      (167,315)            35,870             61,525              51,689
     Participant withdrawals                                     (61,516)              (268)          (146,308)            (92,229)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                          (201,689)            35,842            (70,617)            (23,511)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                        31,072             47,597            226,168             108,104
NET ASSETS
     Beginning of period                                       1,266,595             22,240            843,440             315,276
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                        $    1,297,667    $        69,837    $     1,069,608     $       423,380
                                                        =================  =================  =================   =================


                                                                                                 PHOENIX-STATE
                                                           PHOENIX-SENECA    PHOENIX-SENECA     STREET RESEARCH        AIM V.I.
                                                               MID-CAP         STRATEGIC           SMALL-CAP           CAPITAL
                                                               GROWTH            THEME              GROWTH           APPRECIATION
                                                              SUBACCOUNT       SUBACCOUNT        SUBACCOUNT(1)        SUBACCOUNT
                                                         -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                         $      (21,203)   $       (40,173)   $          (300)    $          (439)
     Net realized gain (loss)                                   (134,860)          (651,766)             3,784                 910
     Net change in unrealized appreciation (depreciation)
         on investments                                          511,518          1,546,168              2,668               7,598
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations           355,455            854,229              6,152               8,069
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                         14,890             71,009              5,568                 951
     Participant transfers                                       (71,624)          (157,364)            13,509              39,374
     Participant withdrawals                                    (150,747)          (151,643)                (7)               (140)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                          (207,481)          (237,998)            19,070              40,185
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                       147,974            616,231             25,222              48,254
NET ASSETS
     Beginning of period                                       1,426,653          2,628,179                  -              10,317
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                        $    1,574,627    $     3,244,410    $        25,222     $        58,571
                                                        =================  =================  =================   =================


                                                 See Notes to Financial Statements
                                                               SA-14


                                                STATEMENTS OF CHANGES IN NET ASSETS
                                              FOR THE PERIOD ENDED DECEMBER 31, 2003
                                                            (CONTINUED)

                                                                                                                    FEDERATED HIGH
                                                                                               FEDERATED FUND         INCOME BOND
                                                             AIM V.I.      ALGER AMERICAN         FOR U.S.             FUND II --
                                                             PREMIER         LEVERAGED           GOVERNMENT             PRIMARY
                                                             EQUITY            ALLCAP           SECURITIES II           SHARES
                                                            SUBACCOUNT       SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                         $         (379)   $       (35,108)   $        51,610     $        14,005
     Net realized gain (loss)                                       (959)           (20,111)               213              (1,734)
     Net change in unrealized appreciation (depreciation)
         on investments                                            8,723            125,863            (37,519)             29,270
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations             7,385             70,644             14,304              41,541
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                          6,621              7,969             27,221               4,300
     Participant transfers                                        (6,990)            (8,920)          (529,188)            (52,033)
     Participant withdrawals                                      (1,414)           (29,114)           (81,619)             (4,412)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            (1,783)           (30,065)          (583,586)            (52,145)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                         5,602             40,579           (569,282)            (10,604)
NET ASSETS
     Beginning of period                                          36,148            275,758          2,031,169             233,742
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                        $       41,750    $       316,337    $     1,461,887     $       223,138
                                                        =================  =================  =================   =================


                                                               VIP             VIP GROWTH            VIP             MUTUAL SHARES
                                                           CONTRAFUND(R)      OPPORTUNITIES         GROWTH            SECURITIES
                                                            SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                         $       (7,498)   $          (282)   $        (4,424)    $        (1,506)
     Net realized gain (loss)                                     (2,998)            (7,645)           (36,125)             (4,408)
     Net change in unrealized appreciation (depreciation)
         on investments                                          182,596             16,741            137,671             105,321
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations           172,100              8,814             97,122              99,407
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                         26,388                  -             15,509               3,801
     Participant transfers                                       276,056                149             49,094              38,833
     Participant withdrawals                                     (23,170)            (2,139)           (13,992)            (66,108)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           279,274             (1,990)            50,611             (23,474)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                       451,374              6,824            147,733              75,933
NET ASSETS
     Beginning of period                                         484,853             35,000            293,398             456,314
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                        $      936,227    $        41,824    $       441,131     $       532,247
                                                        =================  =================  =================   =================


                                                 See Notes to Financial Statements
                                                               SA-15


                                                STATEMENTS OF CHANGES IN NET ASSETS
                                              FOR THE PERIOD ENDED DECEMBER 31, 2003
                                                            (CONTINUED)


                                                            TEMPLETON
                                                            DEVELOPING          TEMPLETON         TEMPLETON            TEMPLETON
                                                             MARKETS             FOREIGN         GLOBAL ASSET           GROWTH
                                                            SECURITIES          SECURITIES        ALLOCATION           SECURITIES
                                                            SUBACCOUNT          SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                         $         (301)   $         2,056    $         2,018     $           416
     Net realized gain (loss)                                        655            (14,980)            (3,058)             (2,085)
     Net change in unrealized appreciation (depreciation)
         on investments                                           50,883            156,920             47,094              77,944
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations            51,237            143,996             46,054              76,275
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                            750             10,006                  -              11,401
     Participant transfers                                        (6,660)            20,427               (815)             26,523
     Participant withdrawals                                      (6,596)           (81,209)           (14,480)            (17,341)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           (12,506)           (50,776)           (15,295)             20,583
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                        38,731             93,220             30,759              96,858
NET ASSETS
     Beginning of period                                         102,599            512,640            161,629             256,688
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                        $      141,330    $       605,860    $       192,388     $       353,546
                                                        =================  =================  =================   =================


                                                          RYDEX VARIABLE       SCUDDER VIT        SCUDDER VIT
                                                            TRUST SECTOR     EAFE(R) EQUITY       EQUITY 500
                                                              ROTATION           INDEX              INDEX             TECHNOLOGY
                                                           SUBACCOUNT(2)       SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                         -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                         $           (1)   $         3,702    $          (148)    $        (7,400)
     Net realized gain (loss)                                          -              3,815              1,368             (35,396)
     Net change in unrealized appreciation (depreciation)
         on investments                                                8             33,755             11,491             234,840
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations                 7             41,272             12,711             192,044
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                              -                600                  -              17,979
     Participant transfers                                           691             (5,573)            13,182              23,592
     Participant withdrawals                                           -             (1,966)            (3,698)            (20,544)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                               691             (6,939)             9,484              21,027
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                           698             34,333             22,195             213,071
NET ASSETS
     Beginning of period                                               -            123,665             39,704             415,193
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                        $          698    $       157,998    $        61,899     $       628,264
                                                        =================  =================  =================   =================


                                                 See Notes to Financial Statements
                                                               SA-16


                                                STATEMENTS OF CHANGES IN NET ASSETS
                                              FOR THE PERIOD ENDED DECEMBER 31, 2003
                                                            (CONTINUED)


                                                                                WANGER
                                                          WANGER FOREIGN     INTERNATIONAL                           WANGER U.S.
                                                             FORTY             SMALL CAP        WANGER TWENTY     SMALLER COMPANIES
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                         $       (4,581)   $       (20,480)   $        (7,217)    $       (77,655)
     Net realized gain (loss)                                    (47,215)           (65,754)            10,539             (22,733)
     Net change in unrealized appreciation (depreciation)
         on investments                                          198,858            824,262            125,585           1,978,140
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations           147,062            738,028            128,907           1,877,752
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                          2,558             40,054              1,565              52,575
     Participant transfers                                        (1,248)           (47,066)           (43,528)           (143,431)
     Participant withdrawals                                      (9,976)           (89,920)           (11,606)           (456,357)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            (8,666)           (96,932)           (53,569)           (547,213)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                       138,396            641,096             75,338           1,330,539
NET ASSETS
     Beginning of period                                         415,307          1,731,943            481,041           5,101,446
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                        $      553,703    $     2,373,039    $       556,379     $     6,431,985
                                                        =================  =================  =================   =================






















+ Participant transfers include net assets transferred in from Aberdeen New Asia on February 7, 2003.
++ Participant transfers include net assets transferred in from MFS Investors
   Growth and Van Kampen Focus Equity on February 14, 2003.

Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2003

(1) From inception May 12, 2003 to December 31, 2003.
(2) From inception November 12, 2003 to December 31, 2003.


                       See Notes to Financial Statements

                                                STATEMENTS OF CHANGES IN NET ASSETS
                                              FOR THE PERIOD ENDED DECEMBER 31, 2002


                                                            PHOENIX-            PHOENIX-                           PHOENIX-ALLIANCE/
                                                            ABERDEEN            ABERDEEN         PHOENIX-AIM           BERNSTEIN
                                                          INTERNATIONAL         NEW ASIA       MID-CAP EQUITY       GROWTH + VALUE
                                                           SUBACCOUNT          SUBACCOUNT       SUBACCOUNT(2)        SUBACCOUNT(9)
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                         $      (11,331)   $         4,036    $          (578)    $            (1)
     Net realized gain (loss)                                   (444,297)             4,558                (89)                  -
     Net unrealized appreciation (depreciation)                  (91,626)            11,589             (9,293)                 28
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations          (547,254)            20,183             (9,960)                 27
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                         49,784              4,251                320                   -
     Participant transfers                                      (372,368)           (55,575)           107,751               5,657
     Participant withdrawals                                    (375,782)            (8,139)            (1,793)                 (5)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                          (698,366)           (59,463)           106,278               5,652
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                    (1,245,620)           (39,280)            96,318               5,679
NET ASSETS
     Beginning of period                                       3,650,174            408,385                  -                   -
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                        $    2,404,554    $       369,105    $        96,318     $         5,679
                                                        =================  =================  =================   =================

                                                                               PHOENIX-
                                                                               DEUTSCHE         PHOENIX-DUFF &         PHOENIX-
                                                            PHOENIX-          NASDAQ-100         PHELPS REAL           ENGEMANN
                                                         DEUTSCHE DOW 30       INDEX(R)       ESTATE SECURITIES     CAPITAL GROWTH
                                                           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                         $         (482)   $          (669)   $         9,953     $      (213,858)
     Net realized gain (loss)                                     (2,799)              (230)             6,335          (2,804,720)
     Net unrealized appreciation (depreciation)                  (49,009)           (26,859)            26,320          (2,182,547)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations           (52,290)           (27,758)            42,608          (5,201,125)
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                          5,338                 25              5,090             339,008
     Participant transfers                                        (6,877)            27,000            100,817            (315,677)
     Participant withdrawals                                     (20,308)               (62)           (94,899)         (1,176,214)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           (21,847)            26,963             11,008          (1,152,883)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                       (74,137)              (795)            53,616          (6,354,008)
NET ASSETS
     Beginning of period                                         327,815             43,430            409,846          18,959,650
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                        $      253,678    $        42,635    $       463,462     $    12,605,642
                                                        =================  =================  =================   =================


                                                 See Notes to Financial Statements
                                                               SA-18


                                                STATEMENTS OF CHANGES IN NET ASSETS
                                              FOR THE PERIOD ENDED DECEMBER 31, 2002
                                                            (CONTINUED)


                                                              PHOENIX-                            PHOENIX-
                                                          ENGEMANN SMALL       PHOENIX-        GOODWIN MULTI-
                                                            & MID-CAP        GOODWIN MONEY      SECTOR FIXED      PHOENIX-HOLLISTER
                                                              GROWTH            MARKET             INCOME            VALUE EQUITY
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                         $         (323)   $         1,585    $       207,037     $        (6,146)
     Net realized gain (loss)                                     (8,469)                 -              5,297              (4,960)
     Net unrealized appreciation (depreciation)                   (2,243)                 -             85,129            (359,555)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations           (11,035)             1,585            297,463            (370,661)
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                          7,780             43,631            140,881              34,852
     Participant transfers                                        (3,655)        (1,219,031)          (138,612)            137,394
     Participant withdrawals                                     (16,248)          (430,581)          (311,491)            (59,122)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           (12,123)        (1,605,981)          (309,222)            113,124
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                       (23,158)        (1,604,396)           (11,759)           (257,537)
NET ASSETS
     Beginning of period                                          41,011          3,803,760          3,684,996           1,524,132
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                        $       17,853    $     2,199,364    $     3,673,237     $     1,266,595
                                                        =================  =================  =================   =================


                                                           PHOENIX-J.P.
                                                             MORGAN
                                                            RESEARCH         PHOENIX-JANUS      PHOENIX-JANUS       PHOENIX-KAYNE
                                                         ENHANCED INDEX     FLEXIBLE INCOME        GROWTH          LARGE-CAP CORE
                                                           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT        SUBACCOUNT(5)
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                         $       (9,890)   $        26,730 $          (28,915)    $           (21)
     Net realized gain (loss)                                   (202,103)             3,040            (89,265)                  3
     Net unrealized appreciation (depreciation)                 (420,894)            46,062           (723,856)                916
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations          (632,887)            75,832           (842,036)                898
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                         57,072             29,075             50,472                   -
     Participant transfers                                      (216,179)            73,763            329,843              12,944
     Participant withdrawals                                    (122,104)           (26,712)           (54,603)               (619)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                          (281,211)            76,126            325,712              12,325
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                      (914,098)           151,958           (516,324)             13,223
NET ASSETS
     Beginning of period                                       2,555,342            783,388          2,315,779                   -
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                        $    1,641,244    $       935,346    $     1,799,455     $        13,223
                                                        =================  =================  =================   =================


                                                 See Notes to Financial Statements
                                                               SA-19


                                                STATEMENTS OF CHANGES IN NET ASSETS
                                              FOR THE PERIOD ENDED DECEMBER 31, 2002
                                                            (CONTINUED)


                                                          PHOENIX-LAZARD                        PHOENIX-LORD        PHOENIX-LORD
                                                          INTERNATIONAL     PHOENIX-LAZARD      ABBETT BOND-      ABBETT LARGE-CAP
                                                          EQUITY SELECT     SMALL-CAP VALUE      DEBENTURE             VALUE
                                                          SUBACCOUNT(7)      SUBACCOUNT(5)      SUBACCOUNT(8)       SUBACCOUNT(6)
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                         $           (8)   $           (21)   $           146     $           (10)
     Net realized gain (loss)                                          -                  2                 26                   6
     Net unrealized appreciation (depreciation)                      139                399                390               1,082
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations               131                380                562               1,078
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                              -                  -                  -                 250
     Participant transfers                                         2,740              8,171              9,653              13,259
     Participant withdrawals                                           -             (1,022)              (535)               (123)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                             2,740              7,149              9,118              13,386
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                         2,871              7,529              9,680              14,464
NET ASSETS
     Beginning of period                                               -                  -                  -                   -
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                        $        2,871    $         7,529    $         9,680     $        14,464
                                                        =================  =================  =================   =================


                                                          PHOENIX-LORD       PHOENIX-MFS        PHOENIX-MFS
                                                         ABBETT MID-CAP       INVESTORS          INVESTORS           PHOENIX-MFS
                                                             VALUE           GROWTH STOCK          TRUST                VALUE
                                                          SUBACCOUNT(5)       SUBACCOUNT        SUBACCOUNT(1)         SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                         $           (7)   $          (568)   $            32     $            28
     Net realized gain (loss)                                         18               (774)              (299)                 20
     Net unrealized appreciation (depreciation)                    1,315            (14,790)              (793)            (13,915)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations             1,326            (16,132)            (1,060)            (13,867)
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                              -                200                200                 489
     Participant transfers                                        12,346             53,375             21,073              98,622
     Participant withdrawals                                        (117)            (3,750)                32                  92
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            12,229             49,825             21,305              99,203
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                        13,555             33,693             20,245              85,336
NET ASSETS
     Beginning of period                                               -             16,165                  -              20,071
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                        $       13,555    $        49,858    $        20,245     $       105,407
                                                        =================  =================  =================   =================


                                                 See Notes to Financial Statements
                                                               SA-20


                                                STATEMENTS OF CHANGES IN NET ASSETS
                                              FOR THE PERIOD ENDED DECEMBER 31, 2002
                                                            (CONTINUED)


                                                                                PHOENIX-
                                                             PHOENIX-           OAKHURST       PHOENIX-SANFORD     PHOENIX-SANFORD
                                                         OAKHURST GROWTH       STRATEGIC         BERNSTEIN            BERNSTEIN
                                                            AND INCOME         ALLOCATION       GLOBAL VALUE        MID-CAP VALUE
                                                            SUBACCOUNT         SUBACCOUNT       SUBACCOUNT(2)         SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                         $      (26,127)   $        97,493    $           (64)    $        (4,339)
     Net realized gain (loss)                                   (205,778)          (200,386)               (50)             49,474
     Net unrealized appreciation (depreciation)               (1,021,370)        (1,017,632)            (3,209)           (161,919)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations        (1,253,275)        (1,120,525)            (3,323)           (116,784)
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                         99,788             76,610                  -               8,120
     Participant transfers                                      (353,218)         2,506,427             25,569             185,011
     Participant withdrawals                                    (197,934)        (1,099,701)                (6)            (26,397)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                          (451,364)         1,483,336             25,563             166,734
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                    (1,704,639)           362,811             22,240              49,950
NET ASSETS
     Beginning of period                                       5,383,878          6,106,856                  -             793,490
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                        $    3,679,239    $     6,469,667    $        22,240     $       843,440
                                                        =================  =================  =================   =================


                                                         PHOENIX-SANFORD                                               PHOENIX-
                                                         BERNSTEIN SMALL-    PHOENIX-SENECA     PHOENIX-SENECA        VAN KAMPEN
                                                           CAP VALUE         MID-CAP GROWTH    STRATEGIC THEME       FOCUS EQUITY
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                         $       (2,768) $         (25,136)   $       (51,237)    $        (1,490)
     Net realized gain (loss)                                      6,090            (33,989)          (896,227)               (503)
     Net unrealized appreciation (depreciation)                  (58,463)          (694,374)          (821,113)            (40,116)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations           (55,141)          (753,499)        (1,768,577)            (42,109)
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                          6,482             30,288            127,320                 120
     Participant transfers                                       138,648            (37,328)          (849,467)             61,463
     Participant withdrawals                                      (7,106)           (71,934)          (205,278)                (60)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           138,024            (78,974)          (927,425)             61,523
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                        82,883           (832,473)        (2,696,002)             19,414
NET ASSETS
     Beginning of period                                         232,393          2,259,126          5,324,181              88,901
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                        $      315,276    $     1,426,653    $     2,628,179 $           108,315
                                                        =================  =================  =================   =================


                                                 See Notes to Financial Statements
                                                               SA-21


                                                STATEMENTS OF CHANGES IN NET ASSETS
                                              FOR THE PERIOD ENDED DECEMBER 31, 2002
                                                            (CONTINUED)


                                                                                                                    FEDERATED FUND
                                                                                               ALGER AMERICAN          FOR U.S.
                                                         AIM V.I. CAPITAL      AIM V.I.          LEVERAGED            GOVERNMENT
                                                           APPRECIATION     PREMIER EQUITY         ALLCAP            SECURITIES II
                                                           SUBACCOUNT(4)      SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                         $          (68)   $          (398)   $        (4,241)    $         6,938
     Net realized gain (loss)                                          1             (2,855)           (33,827)              3,476
     Net unrealized appreciation (depreciation)                     (891)           (13,591)           (98,820)             81,578
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations              (958)           (16,844)          (136,888)             91,992
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                              -             16,426             10,657              26,200
     Participant transfers                                        11,283             (4,294)            19,107           1,417,940
     Participant withdrawals                                          (8)            (1,369)           (19,051)           (286,753)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            11,275             10,763             10,713           1,157,387
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                        10,317             (6,081)          (126,175)          1,249,379
NET ASSETS
     Beginning of period                                               -             42,229            401,933             781,790
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                        $       10,317    $        36,148    $       275,758     $     2,031,169
                                                        =================  =================  =================   =================


                                                          FEDERATED HIGH
                                                           INCOME BOND           VIP             VIP GROWTH
                                                             FUND II         CONTRAFUND(R)      OPPORTUNITIES        VIP GROWTH
                                                            SUBACCOUNT        SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                         $       22,830    $        (3,269)   $          (167)    $        (3,710)
     Net realized gain (loss)                                     (3,737)           (14,006)            (1,501)            (35,689)
     Net unrealized appreciation (depreciation)                  (21,175)           (36,481)            (8,831)            (76,019)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations            (2,082)           (53,756)           (10,499)           (115,418)
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                            375             13,991                  -              15,254
     Participant transfers                                        (3,449)            99,712                869              59,887
     Participant withdrawals                                     (12,690)           (20,609)            (2,861)            (13,854)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           (15,764)            93,094             (1,992)             61,287
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                       (17,846)            39,338            (12,491)            (54,131)
NET ASSETS
     Beginning of period                                         251,588            445,515             47,491             347,529
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                        $      233,742    $       484,853    $        35,000     $       293,398
                                                        =================  =================  =================   =================


                                                 See Notes to Financial Statements
                                                               SA-22

                                                STATEMENTS OF CHANGES IN NET ASSETS
                                              FOR THE PERIOD ENDED DECEMBER 31, 2002
                                                            (CONTINUED)


                                                                              TEMPLETON
                                                                              DEVELOPING         TEMPLETON           TEMPLETON
                                                           MUTUAL SHARES       MARKETS            FOREIGN           GLOBAL ASSET
                                                            SECURITIES        SECURITIES         SECURITIES          ALLOCATION
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                         $       (1,660)   $            (9)   $         1,763     $           795
     Net realized gain (loss)                                      7,425            (21,154)           (11,528)             (4,835)
     Net unrealized appreciation (depreciation)                  (78,102)            21,107           (124,816)             (8,946)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations           (72,337)               (56)          (134,581)            (12,986)
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                          1,292              2,627              8,391                 385
     Participant transfers                                       244,605             (5,587)           (24,827)            (11,864)
     Participant withdrawals                                     (13,270)           (44,415)           (15,216)            (26,356)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           232,627            (47,375)           (31,652)            (37,835)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                       160,290            (47,431)          (166,233)            (50,821)
NET ASSETS
     Beginning of period                                         296,024            150,030            678,873             212,450
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                        $      456,314    $       102,599    $       512,640     $       161,629
                                                        =================  =================  =================   =================


                                                            TEMPLETON        SCUDDER VIT        SCUDDER VIT
                                                              GROWTH           EAFE(R)           EQUITY 500
                                                            SECURITIES       EQUITY INDEX           INDEX             TECHNOLOGY
                                                            SUBACCOUNT        SUBACCOUNT        SUBACCOUNT(3)         SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                         $        2,816    $          (158)   $           320     $        (7,803)
     Net realized gain (loss)                                      5,668             (6,556)               (95)            (46,256)
     Net unrealized appreciation (depreciation)                  (71,745)           (31,458)            (6,551)           (402,231)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations           (63,261)           (38,172)            (6,326)           (456,290)
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                          9,062              2,870                  -              45,114
     Participant transfers                                        11,467            (29,249)            46,679             (55,178)
     Participant withdrawals                                      (3,813)              (870)              (649)            (21,092)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            16,716            (27,249)            46,030             (31,156)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                       (46,545)           (65,421)            39,704            (487,446)
NET ASSETS
     Beginning of period                                         303,233            189,086                  -             902,639
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                        $      256,688    $       123,665    $        39,704     $       415,193
                                                        =================  =================  =================   =================


                                                 See Notes to Financial Statements
                                                               SA-23


                                                STATEMENTS OF CHANGES IN NET ASSETS
                                              FOR THE PERIOD ENDED DECEMBER 31, 2002
                                                            (CONTINUED)


                                                                                WANGER                               WANGER U.S.
                                                              WANGER         INTERNATIONAL                             SMALLER
                                                          FOREIGN FORTY        SMALL CAP       WANGER TWENTY          COMPANIES
                                                            SUBACCOUNT         SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                         $       (7,114)   $       (30,193)   $        (8,330)    $       (85,197)
     Net realized gain (loss)                                    (44,064)          (100,757)            16,593              10,477
     Net unrealized appreciation (depreciation)                  (43,900)          (217,480)           (76,967)         (1,220,447)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations           (95,078)          (348,430)           (68,704)         (1,295,167)
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                          9,908             56,280              6,194              74,656
     Participant transfers                                      (113,560)          (318,510)          (173,128)           (569,093)
     Participant withdrawals                                     (15,121)          (130,060)           (47,435)           (554,499)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                          (118,773)          (392,290)          (214,369)         (1,048,936)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                      (213,851)          (740,720)          (283,073)         (2,344,103)
NET ASSETS
     Beginning of period                                         629,158          2,472,663            764,114           7,445,549
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                        $      415,307    $     1,731,943    $       481,041     $     5,101,446
                                                        =================  =================  =================   =================











Footnotes for Statements of Changes in Net Asset
For the period ended December 31, 2002

(1) From inception March 8, 2002 to December 31, 2002.
(2) From inception April 10, 2002 to December 31, 2002.
(3) From inception April 18, 2002 to December 31, 2002.
(4) From inception July 1, 2002 to December 31, 2002.
(5) From inception October 2, 2002 to December 31, 2002.
(6) From inception October 9, 2002 to December 31, 2002.
(7) From inception October 14, 2002 to December 31, 2002.
(8) From inception October 18, 2002 to December 31, 2002.
(9) From inception December 27, 2002 to December 31, 2002.


                        See Notes to Financial Statements

                       THE BIG EDGE CHOICE(R) FOR NEW YORK
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 1--ORGANIZATION

   The Phoenix Life Variable Accumulation Account (the "Account"), is a separate investment account of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a wholly-owned subsidiary of The Phoenix Companies, Inc. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established June 21, 1982. The Account currently consists of 53 subaccounts that invest in shares of a specific series of a mutual fund. The mutual funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, The Rydex Variable Trust, Scudder Investments VIT Funds, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds"). As of December 31, 2003, all subaccounts were available for investment.

   Each series has distinct investment objectives as outlined below. Additionally, policyholders also may direct the allocation of their investments between the Account and the Guaranteed Interest Account ("GIA").

   The investment objectives as listed below in no way conflict with the investment objectives as listed in The Phoenix Edge Series annual report. The investment objectives for all of the Funds can also be found in the various Funds' prospectuses.

---------------------------------------------------------------------------------------------------------------------------
                        SERIES NAME                                              INVESTMENT OBJECTIVE
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Aberdeen International Series                        High total return consistent with reasonable risk
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                            Long-term growth of capital
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series             High total return
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Alliance/Bernstein  Growth + Value Series            Long-term capital growth
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series          Capital appreciation and income with approximately equal
                                                             emphasis
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                       Intermediate and long-term growth of capital appreciation
                                                             with income as a secondary consideration
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series               Long-term growth of capital
------------------------------------------------------------ --------------------------------------------------------------
                                                             As high a level of current income as is consistent
Phoenix-Goodwin Money Market Series                          with the preservation of capital and maintenance of
                                                             liquidity
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series             Long-term total return
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Janus Flexible Income Series                         Maximum total return consistent with the preservation of
                                                             capital
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                        Long-term capital appreciation with dividend income as a
                                                             secondary consideration
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                 Long-term capital appreciation with dividend income as a
                                                             secondary consideration
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Lazard International Equity Select Series            Long-term capital appreciation
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                        Long-term capital appreciation
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series                         Long-term capital appreciation
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series                    High current income and long-term capital appreciation to
                                                             produce a high total return
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series                   Capital appreciation with income as a secondary consideration
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                     Capital appreciation
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series                    Long-term growth of capital and future income rather than
                                                             current income
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-MFS Investors Trust Series                           Long-term growth of capital; secondarily to provide
                                                             reasonable current income
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-MFS Value Series                                     Capital appreciation and reasonable income
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Northern Dow 30 Series                               To track the total return of the Dow Jones Industrial
                                                             Average(SM) before fund expenses
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                  To track the total return of the Nasdaq-100 Index(R) before fund expenses
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series                    Dividend growth, current income and capital appreciation
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series                 High total return over an extended period of time
                                                             consistent with prudent investment risk
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Oakhurst Value Equity Series                         Long-term capital appreciation with current income as a
                                                             secondary consideration
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series                Long-term capital growth through investment in equity
                                                             securities of foreign and U.S. companies
---------------------------------------------------------------------------------------------------------------------------

                                           THE BIG EDGE CHOICE(R) FOR NEW YORK
                                       PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                                              NOTES TO FINANCIAL STATEMENTS

---------------------------------------------------------------------------------------------------------------------------
                        SERIES NAME                                              INVESTMENT OBJECTIVE
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series               Long-term capital appreciation with current income as a
                                                             secondary investment objective
------------------------------------------------------------ --------------------------------------------------------------
                                                             Long-term capital appreciation by investing primarily
Phoenix-Sanford Bernstein Small-Cap Value Series             in small-capitalization stocks that appear to be
                                                             undervalued with current income as a secondary
                                                             investment objective
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                         Capital appreciation
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                        Long-term capital appreciation
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth Series        Long-term capital growth
------------------------------------------------------------ --------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                           Growth of capital
------------------------------------------------------------ --------------------------------------------------------------
AIM V.I. Premier Equity Fund                                 Long-term growth of capital with income as a secondary
                                                             objective
------------------------------------------------------------ --------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                    Long-term capital appreciation
------------------------------------------------------------ --------------------------------------------------------------
Federated Fund for U.S. Government Securities II             Current income by investing primarily in a diversified
                                                             portfolio or U.S. government securities
------------------------------------------------------------ --------------------------------------------------------------
                                                             High current income by investing primarily in a
Federated High Income Bond Fund II                           professionally managed, diversified portfolio of fixed
                                                             income securities
------------------------------------------------------------ --------------------------------------------------------------
VIP Contrafund(R) Portfolio                                  Long-term capital appreciation
------------------------------------------------------------ --------------------------------------------------------------
VIP Growth Opportunities Portfolio                           Capital growth
------------------------------------------------------------ --------------------------------------------------------------
VIP Growth Portfolio                                         Capital appreciation
------------------------------------------------------------ --------------------------------------------------------------
Mutual Shares Securities Fund                                Capital appreciation with income as a secondary goal
------------------------------------------------------------ --------------------------------------------------------------
Templeton Developing Markets Securities Fund                 Long-term capital appreciation
------------------------------------------------------------ --------------------------------------------------------------
Templeton Foreign Securities Fund                            Long-term capital growth
------------------------------------------------------------ --------------------------------------------------------------
Templeton Global Asset Allocation Fund                       High total return
------------------------------------------------------------ --------------------------------------------------------------
Templeton Growth Securities Fund                             Long-term capital growth
------------------------------------------------------------ --------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                    Long-term capital appreciation
------------------------------------------------------------ --------------------------------------------------------------
                                                             Match the performance of the Morgan Stanley Capital
Scudder VIT EAFE(R) Equity Index Fund                        International EAFE(R) Index which emphasizes stocks of
                                                             companies in major markets in Europe, Australasia and the
                                                             Far East
------------------------------------------------------------ --------------------------------------------------------------
                                                             Match the performance of the Standard & Poor's 500 Composite
Scudder VIT Equity 500 Index Fund                            Stock Price Index which emphasizes stocks of large U.S.
                                                             companies
------------------------------------------------------------ --------------------------------------------------------------
Technology Portfolio                                         Long-term capital appreciation
------------------------------------------------------------ --------------------------------------------------------------
Wanger Foreign Forty                                         Long-term growth of capital
------------------------------------------------------------ --------------------------------------------------------------
Wanger International Small Cap                               Long-term growth of capital
------------------------------------------------------------ --------------------------------------------------------------
Wanger Twenty                                                Long-term growth of capital
------------------------------------------------------------ --------------------------------------------------------------
Wanger U.S. Smaller Companies                                Long-term growth of capital
---------------------------------------------------------------------------------------------------------------------------

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

   A. VALUATION OF INVESTMENTS: Investments are made exclusively in the funds and are valued at the net asset values per share of the respective series.

   B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses include capital gain distributions from the funds as well as gains and losses on sales of shares in the funds determined on the LIFO (last in, first out) basis.

   C. INCOME TAXES: The Account is not a separate entity from Phoenix and under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

   D. DISTRIBUTIONS: Distributions from the Funds are recorded by each subaccount on the ex-dividend date.

   E. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

   F. CONTRACTS IN PAYOUT (ANNUITIZATION) Period: As of December 31, 2003, there were no contracts in the payout (annuitization) period.


                                                THE BIG EDGE CHOICE(R) FOR NEW YORK
                                            PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                                                   NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS
      Purchases and proceeds from sales of shares of the Funds for the period ended December 31, 2003 aggregated the following:

SUBACCOUNT                                                                 PURCHASES                              SALES
----------                                                                 ---------                              -----
THE PHOENIX EDGE SERIES FUND
----------------------------
      Phoenix-Aberdeen International Series                              $         504,807                    $         344,887
      Phoenix-AIM Mid-Cap Equity Series                                             32,346                               41,663
      Phoenix-Alliance/Bernstein Enhanced Index Series                              62,013                              258,952
      Phoenix-Alliance/Bernstein Growth + Value Series                              64,138                                6,987
      Phoenix-Duff & Phelps Real Estate Securities Series                          210,965                               50,431
      Phoenix-Engemann Capital Growth Series                                       674,307                            1,701,300
      Phoenix-Engemann Small & Mid-Cap Growth Series                                63,594                               34,970
      Phoenix-Goodwin Money Market Series                                        1,162,049                            1,830,465
      Phoenix-Goodwin Multi-Sector Fixed Income Series                             411,154                              669,423
      Phoenix-Janus Flexible Income Series                                         212,187                              307,008
      Phoenix-Kayne Rising Dividends Series                                        145,109                                6,114
      Phoenix-Lazard International Equity Select Series                             92,900                                  527
      Phoenix-Lazard Small-Cap Value Series                                         36,069                               21,826
      Phoenix-Lazard U.S. Multi-Cap Series                                           3,944                                   31
      Phoenix-Lord Abbett Bond-Debenture Series                                     36,364                               10,827
      Phoenix-Lord Abbett Large-Cap Value Series                                   147,401                               19,285
      Phoenix-Lord Abbett Mid-Cap Value Series                                      23,281                                8,546
      Phoenix-MFS Investors Growth Stock Series                                    279,095                              360,977
      Phoenix-MFS Investors Trust Series                                             1,978                                  305
      Phoenix-MFS Value Series                                                      21,467                                2,394
      Phoenix-Northern Dow 30 Series                                                93,947                               11,844
      Phoenix-Northern Nasdaq-100 Index(R) Series                                   31,959                               39,948
      Phoenix-Oakhurst Growth and Income Series                                    199,581                              513,910
      Phoenix-Oakhurst Strategic Allocation Series                                 249,937                              761,706
      Phoenix-Oakhurst Value Equity Series                                          60,815                              268,120
      Phoenix-Sanford Bernstein Global Value Series                                 38,123                                1,933
      Phoenix-Sanford Bernstein Mid-Cap Value Series                               172,993                              221,213
      Phoenix-Sanford Bernstein Small-Cap Value Series                             150,732                              171,982
      Phoenix-Seneca Mid-Cap Growth Series                                          56,342                              284,803
      Phoenix-Seneca Strategic Theme Series                                         84,474                              361,976
      Phoenix-State Street Research Small-Cap Growth Series                        339,595                              319,420


                                                               SA-27

                                                THE BIG EDGE CHOICE(R) FOR NEW YORK
                                            PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                                                   NOTES TO FINANCIAL STATEMENTS


NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS (CONTINUED)

SUBACCOUNT                                                                 PURCHASES                              SALES
----------                                                                 ---------                              -----
AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
      AIM V.I. Capital Appreciation Fund                                $           61,227                     $         21,423
      AIM V.I. Premier Equity Fund                                                  10,843                               12,988

THE ALGER AMERICAN FUND -- CLASS O SHARES
-----------------------------------------
      Alger American Leveraged AllCap Portfolio                                     19,212                               84,247

FEDERATED INSURANCE SERIES
--------------------------
      Federated Fund for U.S. Government Securities II                             383,593                              905,884
      Federated High Income Bond Fund II -- Primary Shares                         267,963                              306,141

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
      VIP Contrafund(R) Portfolio                                                  330,017                               57,706
      VIP Growth Opportunities Portfolio                                            22,726                               24,985
      VIP Growth Portfolio                                                         103,497                               57,080

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
      Mutual Shares Securities Fund                                                 88,559                              113,438
      Templeton Developing Markets Securities Fund                                   2,151                               14,921
      Templeton Foreign Securities Fund                                             73,756                              122,319
      Templeton Global Asset Allocation Fund                                         4,422                               17,682
      Templeton Growth Securities Fund                                              80,655                               59,562

THE RYDEX VARIABLE TRUST
------------------------
      Rydex Variable Trust Sector Rotation Fund                                        691                                    -

SCUDDER INVESTMENTS VIT FUNDS -- CLASS A
----------------------------------------
      Scudder VIT EAFE(R) Equity Index Fund                                         44,626                               47,814
      Scudder VIT Equity 500 Index Fund                                             35,978                               26,612

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
---------------------------------------------------------
      Technology Portfolio                                                          83,321                               69,422

WANGER ADVISORS TRUST
---------------------
      Wanger Foreign Forty                                                          42,957                               56,006
      Wanger International Small Cap                                               137,426                              254,076
      Wanger Twenty                                                                 11,984                               72,619
      Wanger U.S. Smaller Companies                                                279,905                              903,276


                                                               SA-28


                                                THE BIG EDGE CHOICE(R) FOR NEW YORK
                                            PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                                                   NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS
     A summary of Financial Highlights of the Account for the periods ended December 31, 2003, 2002 and 2001 follows:

                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2003              2002             2001
----------                                                                     -------------     -------------    -------------
THE PHOENIX EDGE SERIES FUND
----------------------------
     PHOENIX-ABERDEEN INTERNATIONAL SERIES
     Accumulation units outstanding                                               3,802,394         3,548,062        4,525,464
     Unit value                                                                   $0.881396         $0.677709        $0.806588
     Net assets (thousands)                                                          $3,351            $2,405           $3,650
     Mortality and expense ratio                                                     1.375%            1.375%           1.375%
     Net investment income ratio                                                      0.54%            (0.36%)          (1.38%)
     Total return                                                                    30.06%           (15.98%)         (25.10%)


     PHOENIX-AIM MID-CAP EQUITY SERIES(5)
     Accumulation units outstanding                                                  94,311           103,105                -
     Unit value                                                                   $1.181084         $0.934174                -
     Net assets (thousands)                                                            $111               $96                -
     Mortality and expense ratio                                                     1.375%            1.375% (15)           -
     Net investment income ratio                                                     (1.41%)           (1.36%)(15)           -
     Total return                                                                    26.43%           (16.75%)               -


     PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES
     Accumulation units outstanding                                               1,951,465         2,212,441        2,592,603
     Unit value                                                                   $0.923544         $0.741825        $0.985628
     Net assets (thousands)                                                          $1,802            $1,641           $2,555
     Mortality and expense ratio                                                     1.375%            1.375%           1.375%
     Net investment income ratio                                                     (0.30%)           (0.47%)          (0.68%)
     Total return                                                                    24.50%           (24.74%)         (13.12%)


     PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE SERIES(12)
     Accumulation units outstanding                                                  72,751             7,196                -
     Unit value                                                                   $0.981056         $0.789101                -
     Net assets (thousands)                                                             $71                $6                -
     Mortality and expense ratio                                                     1.375%            1.375% (15)           -
     Net investment income ratio                                                     (0.76%)           (1.61%)(15)           -
     Total return                                                                    24.33%             0.46%                -


     PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES
     Accumulation units outstanding                                                 430,731           352,335          344,417
     Unit value                                                                   $1.793790         $1.315401        $1.189972
     Net assets (thousands)                                                            $773              $463             $410
     Mortality and expense ratio                                                     1.375%            1.375%           1.375%
     Net investment income ratio                                                      2.07%             2.36%            2.72%
     Total return                                                                    36.37%            10.54%            5.15%

                                                               SA-29


                                                THE BIG EDGE CHOICE(R) FOR NEW YORK
                                            PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                                                   NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                  PERIOD ENDED
                                                                                                  DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2003              2002             2001
----------                                                                     -------------     -------------    -------------
     PHOENIX-ENGEMANN CAPITAL GROWTH SERIES
     Accumulation units outstanding                                              20,980,895        22,537,362       25,136,539
     Unit value                                                                   $0.697754         $0.559322        $0.754260
     Net assets (thousands)                                                         $14,640           $12,606          $18,960
     Mortality and expense ratio                                                     1.375%            1.375%           1.375%
     Net investment income ratio                                                     (1.31%)           (1.35%)          (1.32%)
     Total return                                                                    24.75%           (25.84%)         (35.49%)


     PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH SERIES
     Accumulation units outstanding                                                 102,456            45,995           74,184
     Unit value                                                                   $0.560552         $0.388162        $0.552828
     Net assets (thousands)                                                             $57               $18              $41
     Mortality and expense ratio                                                     1.375%            1.375%           1.375%
     Net investment income ratio                                                     (1.42%)           (1.34%)          (1.33%)
     Total return                                                                    44.41%           (29.79%)         (27.75%)


     PHOENIX-GOODWIN MONEY MARKET SERIES
     Accumulation units outstanding                                               1,360,897         1,940,296        3,356,577
     Unit value                                                                   $1.125588         $1.133520        $1.133226
     Net assets (thousands)                                                          $1,532            $2,199           $3,804
     Mortality and expense ratio                                                     1.375%            1.375%           1.375%
     Net investment income ratio                                                     (0.69%)            0.05%            2.17%
     Total return                                                                    (0.70%)            0.03%            2.39%


     PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES
     Accumulation units outstanding                                               2,817,292         3,178,610        3,459,386
     Unit value                                                                   $1.305844         $1.155611        $1.065217
     Net assets (thousands)                                                          $3,679            $3,673           $3,685
     Mortality and expense ratio                                                     1.375%            1.375%           1.375%
     Net investment income ratio                                                      5.24%             5.69%            6.73%
     Total return                                                                    13.00%             8.49%            4.63%


     PHOENIX-JANUS FLEXIBLE INCOME SERIES
     Accumulation units outstanding                                                 673,062           772,580          705,918
     Unit value                                                                   $1.270308         $1.210679        $1.109744
     Net assets (thousands)                                                            $855              $935             $783
     Mortality and expense ratio                                                     1.375%            1.375%           1.375%
     Net investment income ratio                                                      2.06%             3.13%            4.92%
     Total return                                                                     4.93%             9.10%            5.76%

                                                               SA-30


                                                THE BIG EDGE CHOICE(R) FOR NEW YORK
                                            PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                                                   NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                PERIOD ENDED
                                                                                                DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2003              2002             2001
----------                                                                     -------------     -------------    -------------
     PHOENIX-KAYNE RISING DIVIDENDS SERIES(8)
     Accumulation units outstanding                                                 143,620            13,770                -
     Unit value                                                                   $1.127995         $0.960327                -
     Net assets (thousands)                                                            $162               $13                -
     Mortality and expense ratio                                                     1.375%            1.375% (15)           -
     Net investment income ratio                                                     (0.01%)           (0.63%)(15)           -
     Total return                                                                    17.46%             5.25%                -


     PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES(10)
     Accumulation units outstanding                                                  88,998             3,014                -
     Unit value                                                                   $1.219712         $0.952663                -
     Net assets (thousands)                                                            $109                $3                -
     Mortality and expense ratio                                                     1.375%            1.375% (15)           -
     Net investment income ratio                                                      0.18%            (1.31%)(15)           -
     Total return                                                                    28.03%             4.77%                -


     PHOENIX-LAZARD SMALL-CAP VALUE SERIES(8)
     Accumulation units outstanding                                                  19,057             7,733                -
     Unit value                                                                   $1.334187         $0.973599                -
     Net assets (thousands)                                                             $25                $8                -
     Mortality and expense ratio                                                     1.375%            1.375% (15)           -
     Net investment income ratio                                                     (1.29%)           (1.09%)(15)           -
     Total return                                                                    37.04%             5.31%                -


     PHOENIX-LAZARD U.S. MULTI-CAP SERIES
     Accumulation units outstanding                                                   3,627                 -                -
     Unit value                                                                   $1.269649                 -                -
     Net assets (thousands)                                                              $5                 -                -
     Mortality and expense ratio                                                     1.375% (15)            -                -
     Net investment income ratio                                                     (0.77%)(15)            -                -
     Total return                                                                    27.01%                 -                -


     PHOENIX-LORD ABBETT BOND-DEBENTURE SERIES(11)
     Accumulation units outstanding                                                  29,984             9,149                -
     Unit value                                                                   $1.228715         $1.057973                -
     Net assets (thousands)                                                             $37               $10                -
     Mortality and expense ratio                                                     1.375%            1.375% (15)           -
     Net investment income ratio                                                      5.28%             7.24% (15)           -
     Total return                                                                    16.14%             5.89%                -


                                                               SA-31


                                                THE BIG EDGE CHOICE(R) FOR NEW YORK
                                            PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                                                   NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                 PERIOD ENDED
                                                                                                  DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2003              2002             2001
----------                                                                     -------------     -------------    -------------
     PHOENIX-LORD ABBETT LARGE-CAP VALUE SERIES(9)
     Accumulation units outstanding                                                 136,001            14,653                -
     Unit value                                                                   $1.267950         $0.987114                -
     Net assets (thousands)                                                            $172               $14                -
     Mortality and expense ratio                                                     1.375%            1.375% (15)           -
     Net investment income ratio                                                     (0.75%)           (0.53%)(15)           -
     Total return                                                                    28.45%            17.06%                -


     PHOENIX-LORD ABBETT MID-CAP VALUE SERIES(8)
     Accumulation units outstanding                                                  26,561            13,623                -
     Unit value                                                                   $1.221486         $0.995057                -
     Net assets (thousands)                                                             $32               $14                -
     Mortality and expense ratio                                                     1.375%            1.375% (15)           -
     Net investment income ratio                                                     (0.68%)           (0.22%)(15)           -
     Total return                                                                    22.76%             6.71%                -


     PHOENIX-MFS INVESTORS GROWTH STOCK SERIES
     Accumulation units outstanding                                               3,660,779         3,746,360        3,383,574
     Unit value                                                                   $0.572376         $0.480321        $0.684418
     Net assets (thousands)                                                          $2,095            $1,799           $2,316
     Mortality and expense ratio                                                     1.375%            1.375%           1.375%
     Net investment income ratio                                                     (1.40%)           (1.35%)          (1.38%)
     Total return                                                                    19.17%           (29.82%)         (24.90%)


     PHOENIX-MFS INVESTORS TRUST SERIES(4)
     Accumulation units outstanding                                                  26,921            24,921                -
     Unit value                                                                   $0.981993         $0.812391                -
     Net assets (thousands)                                                             $26               $20                -
     Mortality and expense ratio                                                     1.375%            1.375% (15)           -
     Net investment income ratio                                                     (0.81%)            1.02% (15)           -
     Total return                                                                    20.88%            (3.58%)               -


     PHOENIX-MFS VALUE SERIES(3)
     Accumulation units outstanding                                                 138,536           117,611           19,029
     Unit value                                                                   $1.103550         $0.896237        $1.054757
     Net assets (thousands)                                                            $153              $105              $20
     Mortality and expense ratio                                                     1.375%            1.375%           1.375% (15)
     Net investment income ratio                                                      0.13%             0.05%           (0.15%)(15)
     Total return                                                                    23.13%           (15.03%)           2.89%


                                                THE BIG EDGE CHOICE(R) FOR NEW YORK
                                            PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                                                   NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)
                                                                                                  PERIOD ENDED
                                                                                                  DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2003              2002             2001
----------                                                                     -------------     -------------    -------------
     PHOENIX-NORTHERN DOW 30 SERIES
     Accumulation units outstanding                                                 412,906           309,777          333,604
     Unit value                                                                   $1.028973         $0.818908        $0.982648
     Net assets (thousands)                                                            $425              $254             $328
     Mortality and expense ratio                                                     1.375%            1.375%           1.375%
     Net investment income ratio                                                      0.32%            (0.16%)               -
     Total return                                                                    25.65%           (16.66%)          (7.28%)


     PHOENIX-NORTHERN NASDAQ-100 INDEX(R) SERIES
     Accumulation units outstanding                                                 152,076           182,290          114,302
     Unit value                                                                   $0.343354         $0.233889        $0.379927
     Net assets (thousands)                                                             $52               $43              $43
     Mortality and expense ratio                                                     1.375%            1.375%           1.375%
     Net investment income ratio                                                     (1.41%)           (1.33%)          (1.37%)
     Total return                                                                    46.80%           (38.44%)         (33.99%)


     PHOENIX-OAKHURST GROWTH AND INCOME SERIES
     Accumulation units outstanding                                               4,112,406         4,455,493        4,982,414
     Unit value                                                                   $1.038100         $0.825776        $1.080576
     Net assets (thousands)                                                          $4,269            $3,679           $5,384
     Mortality and expense ratio                                                     1.375%            1.375%           1.375%
     Net investment income ratio                                                     (0.27%)           (0.58%)          (0.89%)
     Total return                                                                    25.71%           (23.58%)          (9.44%)


     PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES
     Accumulation units outstanding                                               5,497,150         6,035,368        4,968,049
     Unit value                                                                   $1.267327         $1.071959        $1.229226
     Net assets (thousands)                                                          $6,967            $6,470           $6,107
     Mortality and expense ratio                                                     1.375%            1.375%           1.375%
     Net investment income ratio                                                      1.24%             1.38%            1.15%
     Total return                                                                    18.23%           (12.79%)           0.46%


     PHOENIX-OAKHURST VALUE EQUITY SERIES
     Accumulation units outstanding                                                 979,344         1,167,847        1,081,987
     Unit value                                                                   $1.325037         $1.084556        $1.408642
     Net assets (thousands)                                                          $1,298            $1,267           $1,524
     Mortality and expense ratio                                                     1.375%            1.375%           1.375%
     Net investment income ratio                                                     (0.47%)           (0.43%)          (0.62%)
     Total return                                                                    22.17%           (23.01%)         (19.10%)


                                                               SA-33


                                                THE BIG EDGE CHOICE(R) FOR NEW YORK
                                            PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                                                   NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                               PERIOD ENDED
                                                                                               DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2003              2002             2001
----------                                                                     -------------     -------------    -------------
     PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE SERIES(5)
     Accumulation units outstanding                                                  66,013            27,531                -
     Unit value                                                                   $1.057924         $0.807795                -
     Net assets (thousands)                                                             $70               $22                -
     Mortality and expense ratio                                                     1.375%            1.375% (15)           -
     Net investment income ratio                                                      0.64%            (0.50%)(15)           -
     Total return                                                                    30.96%           (17.24%)               -


     PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES
     Accumulation units outstanding                                                 778,739           853,803          724,459
     Unit value                                                                   $1.373513         $0.987862        $1.095286
     Net assets (thousands)                                                          $1,070              $843             $793
     Mortality and expense ratio                                                     1.375%            1.375%           1.375%
     Net investment income ratio                                                     (1.23%)           (0.48%)           0.17%
     Total return                                                                    39.04%            (9.81%)          21.29%


     PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES(1)
     Accumulation units outstanding                                                 309,839           327,366          217,670
     Unit value                                                                   $1.366457         $0.963070        $1.067640
     Net assets (thousands)                                                            $423              $315             $232
     Mortality and expense ratio                                                     1.375%            1.375%           1.375% (15)
     Net investment income ratio                                                     (1.42%)           (0.87%)           0.11% (15)
     Total return                                                                    41.89%            (9.79%)           6.76%


     PHOENIX-SENECA MID-CAP GROWTH SERIES
     Accumulation units outstanding                                               1,357,900         1,563,251        1,647,918
     Unit value                                                                   $1.159604         $0.912619        $1.370897
     Net assets (thousands)                                                          $1,575            $1,427           $2,259
     Mortality and expense ratio                                                     1.375%            1.375%           1.375%
     Net investment income ratio                                                     (1.41%)           (1.34%)          (1.37%)
     Total return                                                                    27.06%           (33.43%)         (26.32%)


     PHOENIX-SENECA STRATEGIC THEME SERIES
     Accumulation units outstanding                                               2,891,603         3,171,012        4,119,225
     Unit value                                                                   $1.122011         $0.828814        $1.292520
     Net assets (thousands)                                                          $3,244            $2,628           $5,324
     Mortality and expense ratio                                                     1.375%            1.375%           1.375%
     Net investment income ratio                                                     (1.41%)           (1.34%)          (1.37%)
     Total return                                                                    35.38%           (35.88%)         (28.73%)


                                                               SA-34


                                                THE BIG EDGE CHOICE(R) FOR NEW YORK
                                            PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                                                   NOTES TO FINANCIAL STATEMENTS


NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                 PERIOD ENDED
                                                                                                  DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2003              2002             2001
----------                                                                     -------------     -------------    -------------
     PHOENIX-STATE STREET RESEARCH SMALL-CAP GROWTH SERIES(13)
     Accumulation units outstanding                                                  16,621                 -                -
     Unit value                                                                   $1.517457                 -                -
     Net assets (thousands)                                                             $25                 -                -
     Mortality and expense ratio                                                     1.375% (15)            -                -
     Net investment income ratio                                                     (1.42%)(15)            -                -
     Total return                                                                    28.97%                 -                -


AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
     AIM V.I. CAPITAL APPRECIATION FUND(7)
     Accumulation units outstanding                                                  66,473            14,957                -
     Unit value                                                                   $0.881121         $0.689782                -
     Net assets (thousands)                                                             $59               $10                -
     Mortality and expense ratio                                                     1.375%            1.375% (15)           -
     Net investment income ratio                                                     (1.42%)           (1.35%)(15)           -
     Total return                                                                    27.74%            (9.61%)               -


     AIM V.I. PREMIER EQUITY FUND(2)
     Accumulation units outstanding                                                  52,461            56,032           45,022
     Unit value                                                                   $0.795845         $0.645131        $0.937960
     Net assets (thousands)                                                             $42               $36              $42
     Mortality and expense ratio                                                     1.375%            1.375%           1.375% (15)
     Net investment income ratio                                                     (1.08%)           (0.98%)          (0.75%)(15)
     Total return                                                                    23.36%           (31.22%)          (4.40%)


THE ALGER AMERICAN FUND -- CLASS O SHARES
-----------------------------------------
     ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
     Accumulation units outstanding                                                 585,345           646,538          614,225
     Unit value                                                                   $0.566737         $0.426515        $0.654374
     Net assets (thousands)                                                            $316              $276             $402
     Mortality and expense ratio                                                     1.375%            1.375%           1.375%
     Net investment income ratio                                                    (11.47%)           (1.33%)          (1.38%)
     Total return                                                                    32.88%           (34.82%)         (17.10%)


FEDERATED INSURANCE SERIES
--------------------------
     FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
     Accumulation units outstanding                                               1,155,960         1,621,499          671,215
     Unit value                                                                   $1.264651         $1.252649        $1.164738
     Net assets (thousands)                                                          $1,462            $2,031             $782
     Mortality and expense ratio                                                     1.375%            1.375%           1.375%
     Net investment income ratio                                                      2.59%             0.56%            1.17%
     Total return                                                                     0.96%             7.55%            5.56%

                                                               SA-35

                                                THE BIG EDGE CHOICE(R) FOR NEW YORK
                                            PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                                                   NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                               PERIOD ENDED
                                                                                               DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2003              2002             2001
----------                                                                     -------------     -------------    -------------
     FEDERATED HIGH INCOME BOND FUND II -- PRIMARY SHARES
     Accumulation units outstanding                                                 205,018           258,865          278,615
     Unit value                                                                   $1.088383         $0.902948        $0.902994
     Net assets (thousands)                                                            $223              $234             $252
     Mortality and expense ratio                                                     1.375%            1.375%           1.375%
     Net investment income ratio                                                      6.24%             8.66%            8.10%
     Total return                                                                    20.54%            (0.01%)          (0.01%)


FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
     VIP CONTRAFUND(R) PORTFOLIO
     Accumulation units outstanding                                               1,027,257           673,447          552,777
     Unit value                                                                   $0.911385         $0.719959        $0.805960
     Net assets (thousands)                                                            $936              $485             $446
     Mortality and expense ratio                                                     1.375%            1.375%           1.375%
     Net investment income ratio                                                     (1.11%)           (0.69%)          (0.98%)
     Total return                                                                    26.59%           (10.67%)         (13.57%)


     VIP GROWTH OPPORTUNITIES PORTFOLIO
     Accumulation units outstanding                                                  57,238            61,255           64,006
     Unit value                                                                   $0.730690         $0.571387        $0.741979
     Net assets (thousands)                                                             $42               $35              $47
     Mortality and expense ratio                                                     1.375%            1.375%           1.375%
     Net investment income ratio                                                     (0.76%)           (0.42%)          (1.20%)
     Total return                                                                    27.88%           (22.99%)         (15.63%)


     VIP GROWTH PORTFOLIO
     Accumulation units outstanding                                                 709,154           617,678          503,657
     Unit value                                                                   $0.622054         $0.475002        $0.690012
     Net assets (thousands)                                                            $441              $293             $348
     Mortality and expense ratio                                                     1.375%            1.375%           1.375%
     Net investment income ratio                                                     (1.23%)           (1.21%)          (1.38%)
     Total return                                                                    30.96%           (31.16%)         (18.86%)


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
     MUTUAL SHARES SECURITIES FUND
     Accumulation units outstanding                                                 394,246           417,187          235,392
     Unit value                                                                   $1.350039         $1.093787        $1.257579
     Net assets (thousands)                                                            $532              $456             $296
     Mortality and expense ratio                                                     1.375%            1.375%           1.375%
     Net investment income ratio                                                     (0.32%)           (0.40%)           0.28%
     Total return                                                                    23.43%           (13.02%)           5.57%


                                                               SA-36



                                                THE BIG EDGE CHOICE(R) FOR NEW YORK
                                            PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                                                   NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                  PERIOD ENDED
                                                                                                  DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2003              2002             2001
----------                                                                     -------------     -------------    -------------
     TEMPLETON DEVELOPING MARKETS SECURITIES FUND
     Accumulation units outstanding                                                  87,586            95,940          138,160
     Unit value                                                                   $1.613636         $1.069403        $1.085909
     Net assets (thousands)                                                            $141              $103             $150
     Mortality and expense ratio                                                     1.375%            1.375%           1.375%
     Net investment income ratio                                                     (0.25%)           (0.01%)          (0.53%)
     Total return                                                                    50.89%            (1.52%)          (9.36%)


     TEMPLETON FOREIGN SECURITIES FUND
     Accumulation units outstanding                                                 637,727           703,618          748,380
     Unit value                                                                   $0.950031         $0.728578        $0.907123
     Net assets (thousands)                                                            $606              $513             $679
     Mortality and expense ratio                                                     1.375%            1.375%           1.375%
     Net investment income ratio                                                      0.39%             0.28%            1.62%
     Total return                                                                    30.40%           (19.68%)         (17.16%)


     TEMPLETON GLOBAL ASSET ALLOCATION FUND
     Accumulation units outstanding                                                 147,673           161,457          200,121
     Unit value                                                                   $1.302790         $1.001064        $1.061612
     Net assets (thousands)                                                            $192              $162             $212
     Mortality and expense ratio                                                     1.375%            1.375%           1.375%
     Net investment income ratio                                                      1.19%             0.43%           (0.14%)
     Total return                                                                    30.14%            (5.70%)         (11.19%)


     TEMPLETON GROWTH SECURITIES FUND
     Accumulation units outstanding                                                 287,228           271,769          258,089
     Unit value                                                                   $1.230893         $0.944507        $1.174916
     Net assets (thousands)                                                            $354              $257             $303
     Mortality and expense ratio                                                     1.375%            1.375%           1.375%
     Net investment income ratio                                                      0.15%             0.97%           16.47%
     Total return                                                                    30.32%           (19.61%)          (2.67%)


THE RYDEX VARIABLE TRUST
------------------------
     RYDEX VARIABLE TRUST SECTOR ROTATION FUND(14)
     Accumulation units outstanding                                                     605                 -                -
     Unit value                                                                   $1.152010                 -                -
     Net assets (thousands)                                                              $1                 -                -
     Mortality and expense ratio                                                     1.375% (15)            -                -
     Net investment income ratio                                                     (1.10%)(15)            -                -
     Total return                                                                     0.92%                 -                -

                                                               SA-37


                                                THE BIG EDGE CHOICE(R) FOR NEW YORK
                                            PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                                                   NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2003              2002             2001
----------                                                                     -------------     -------------    -------------
SCUDDER INVESTMENTS VIT FUNDS -- CLASS A
----------------------------------------
     SCUDDER VIT EAFE(R) EQUITY INDEX FUND
     Accumulation units outstanding                                                 229,634           236,391          279,487
     Unit value                                                                   $0.688042         $0.523138        $0.676548
     Net assets (thousands)                                                            $158              $124             $189
     Mortality and expense ratio                                                     1.375%            1.375%           1.375%
     Net investment income ratio                                                      2.59%            (0.10%)          (1.37%)
     Total return                                                                    31.52%           (22.68%)         (25.73%)


     SCUDDER VIT EQUITY 500 INDEX FUND(6)
     Accumulation units outstanding                                                  60,097            48,723                -
     Unit value                                                                   $1.029989         $0.814894                -
     Net assets (thousands)                                                             $62               $40                -
     Mortality and expense ratio                                                     1.375%            1.375% (15)           -
     Net investment income ratio                                                     (0.28%)            1.32% (15)           -
     Total return                                                                    26.40%           (21.70%)               -


THE UNIVERSAL INSTITUTIONAL FUNDS, INC.-- CLASS I SHARES
---------------------------------------------------------
     TECHNOLOGY PORTFOLIO
     Accumulation units outstanding                                               2,250,937         2,168,052        2,372,189
     Unit value                                                                   $0.279112         $0.191505        $0.380509
     Net assets (thousands)                                                            $628              $415             $903
     Mortality and expense ratio                                                     1.375%            1.375%           1.375%
     Net investment income ratio                                                     (1.43%)           (1.31%)          (1.36%)
     Total return                                                                    45.75%           (49.67%)         (49.56%)


WANGER ADVISORS TRUST
---------------------
     WANGER FOREIGN FORTY
     Accumulation units outstanding                                                 368,061           384,551          486,684
     Unit value                                                                   $1.504382         $1.079981        $1.292743
     Net assets (thousands)                                                            $554              $415             $629
     Mortality and expense ratio                                                     1.375%            1.375%           1.375%
     Net investment income ratio                                                     (1.09%)           (1.37%)          (1.25%)
     Total return                                                                    39.30%           (16.46%)         (27.63%)


     WANGER INTERNATIONAL SMALL CAP
     Accumulation units outstanding                                               1,446,480         1,549,982        1,880,576
     Unit value                                                                   $1.640560         $1.117395        $1.314847
     Net assets (thousands)                                                          $2,373            $1,732           $2,473
     Mortality and expense ratio                                                     1.375%            1.375%           1.375%
     Net investment income ratio                                                     (1.11%)           (1.38%)          (1.37%)
     Total return                                                                    46.82%           (15.02%)         (22.25%)


                                                               SA-38


                                                THE BIG EDGE CHOICE(R) FOR NEW YORK
                                            PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                                                   NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2003              2002             2001
----------                                                                     -------------     -------------    -------------
     WANGER TWENTY
     Accumulation units outstanding                                                 294,577           328,373          475,240
     Unit value                                                                   $1.888734         $1.464922        $1.607848
     Net assets (thousands)                                                            $556              $481             $764
     Mortality and expense ratio                                                     1.375%            1.375%           1.375%
     Net investment income ratio                                                     (1.41%)           (1.37%)          (1.40%)
     Total return                                                                    28.93%            (8.89%)           7.59%


     WANGER U.S. SMALLER COMPANIES
     Accumulation units outstanding                                               4,855,787         5,440,162        6,514,332
     Unit value                                                                   $1.324602         $0.937738        $1.142949
     Net assets (thousands)                                                          $6,432            $5,101           $7,446
     Mortality and expense ratio                                                     1.375%            1.375%           1.375%
     Net investment income ratio                                                     (1.42%)           (1.36%)          (1.33%)
     Total return                                                                    41.26%           (17.95%)           9.85%











MORTALITY AND EXPENSE RATIO:
These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.


NET INVESTMENT INCOME RATIO:
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios include those expenses, such as mortality and expense charges, that are assessed against contract owner accounts through reductions in the unit values. These ratios exclude those expenses that are assessed against contract owner accounts through the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.


TOTAL RETURN:
These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.




(1)  From inception March 8, 2001 to December 31, 2001.       (9)   From inception October 9, 2002 to December 31, 2002.
(2)  From inception August 7, 2001 to December 31, 2001.      (10)  From inception October 14, 2002 to December 31, 2002.
(3)  From inception November 9, 2001 to December 31, 2001.    (11)  From inception October 18, 2002 to December 31, 2002.
(4)  From inception March 8, 2002 to December 31, 2002.       (12)  From inception December 27, 2002 to December 31, 2002.
(5)  From inception April 10, 2002 to December 31, 2002.      (13)  From inception May 12, 2003 to December 31, 2003.
(6)  From inception April 18, 2002 to December 31, 2002.      (14)  From inception November 12, 2003 to December 31, 2003.
(7)  From inception July 1, 2002 to December 31, 2002.        (15)  Annualized.
(8)  From inception October 2, 2002 to December 31, 2002.

                                                               SA-39


                                                THE BIG EDGE CHOICE(R) FOR NEW YORK
                                            PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                                                   NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                       SUBACCOUNT
                                                      ----------------------------------------------------------------------------
                                                                                             PHOENIX-ALLIANCE/   PHOENIX-ALLIANCE/
                                                       PHOENIX-ABERDEEN      PHOENIX-AIM        BERNSTEIN           BERNSTEIN
                                                         INTERNATIONAL      MID-CAP EQUITY    ENHANCED INDEX      GROWTH + VALUE
                                                            SERIES              SERIES            SERIES              SERIES
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period          3,548,062            103,105           2,212,441               7,196
Participant deposits                                           126,362                869              53,013                   -
Participant transfers                                          298,036             16,060            (126,058)             73,628
Participant withdrawals                                       (170,066)           (25,723)           (187,931)             (8,073)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                3,802,394             94,311           1,951,465              72,751
                                                      ============================================================================


                                                        PHOENIX-DUFF &                          PHOENIX-
                                                         PHELPS REAL          PHOENIX-       ENGEMANN SMALL
                                                            ESTATE            ENGEMANN         & MID-CAP              PHOENIX-
                                                          SECURITIES       CAPITAL GROWTH    GROWTH SERIES         GOODWIN MONEY
                                                            SERIES             SERIES            SERIES            MARKET SERIES
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period            352,335         22,537,362              45,995           1,940,296
Participant deposits                                             6,319            696,677               7,651             324,971
Participant transfers                                           92,927           (951,087)             48,894            (551,601)
Participant withdrawals                                        (20,850)        (1,302,057)                (84)           (352,769)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                  430,731         20,980,895             102,456           1,360,897
                                                      ============================================================================


                                                       PHOENIX-GOODWIN                                            PHOENIX-LAZARD
                                                         MULTI-SECTOR      PHOENIX-JANUS       PHOENIX-KAYNE       INTERNATIONAL
                                                         FIXED INCOME     FLEXIBLE INCOME     RISING DIVIDENDS     EQUITY SELECT
                                                           SERIES             SERIES              SERIES               SERIES
                                                      ----------------- ------------------   -----------------  ------------------
Accumulation units outstanding, beginning of period          3,178,610            772,580              13,770               3,014
Participant deposits                                            29,279              9,010               8,457               8,531
Participant transfers                                          (79,264)           (27,818)            127,044              77,779
Participant withdrawals                                       (311,333)           (80,710)             (5,651)               (326)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                2,817,292            673,062             143,620              88,998
                                                      ============================================================================


                                                                                               PHOENIX-LORD          PHOENIX-
                                                       PHOENIX-LAZARD     PHOENIX-LAZARD       ABBETT BOND-        LORD ABBETT
                                                       SMALL-CAP VALUE    U.S. MULTI-CAP        DEBENTURE           LARGE-CAP
                                                           SERIES             SERIES              SERIES           VALUE SERIES
                                                      ----------------- ------------------   -----------------  ------------------
Accumulation units outstanding, beginning of period              7,733                  -               9,149              14,653
Participant deposits                                             4,233                  -               6,729              12,216
Participant transfers                                            7,092              3,627              14,106             115,208
Participant withdrawals                                             (1)                 -                   -              (6,076)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                   19,057              3,627              29,984             136,001
                                                      ============================================================================

                                                              SA-40

                                                THE BIG EDGE CHOICE(R) FOR NEW YORK
                                            PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                                                   NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                       SUBACCOUNT
                                                      ----------------------------------------------------------------------------

                                                         PHOENIX-LORD      PHOENIX-MFS          PHOENIX-MFS
                                                        ABBETT MID-CAP   INVESTORS GROWTH     INVESTORS TRUST      PHOENIX-MFS
                                                         VALUE SERIES      STOCK SERIES            SERIES          VALUE SERIES
                                                      ----------------- ------------------   -----------------  ------------------
Accumulation units outstanding, beginning of period             13,623          3,746,360              24,921             117,611
Participant deposits                                                 -             85,448                 207               9,984
Participant transfers                                           18,351             32,595               1,795              11,030
Participant withdrawals                                         (5,413)          (203,624)                 (2)                (89)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                   26,561          3,660,779              26,921             138,536
                                                      ============================================================================


                                                                             PHOENIX-
                                                                             NORTHERN        PHOENIX-OAKHURST    PHOENIX-OAKHURST
                                                      PHOENIX-NORTHERN      NASDAQ-100          GROWTH AND          STRATEGIC
                                                        DOW 30 SERIES     INDEX(R) SERIES      INCOME SERIES    ALLOCATION SERIES
                                                      ----------------- ------------------   -----------------  ------------------
Accumulation units outstanding, beginning of period            309,777            182,290           4,455,493           6,035,368
Participant deposits                                            10,813                715              86,900              60,794
Participant transfers                                          100,080             97,581            (146,977)           (282,570)
Participant withdrawals                                         (7,764)          (128,510)           (283,010)           (316,442)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                  412,906            152,076           4,112,406           5,497,150
                                                      ============================================================================


                                                                                              PHOENIX-SANFORD     PHOENIX-SANFORD
                                                      PHOENIX-OAKHURST   PHOENIX-SANFORD         BERNSTEIN           BERNSTEIN
                                                        VALUE EQUITY     BERNSTEIN GLOBAL      MID-CAP VALUE      SMALL-CAP VALUE
                                                           SERIES          VALUE SERIES           SERIES               SERIES
                                                      ----------------- ------------------   -----------------  ------------------

Accumulation units outstanding, beginning of period          1,167,847             27,531             853,803             327,366
Participant deposits                                            23,667                302              12,911              16,566
Participant transfers                                         (158,832)            38,489              37,481              36,913
Participant withdrawals                                        (53,338)              (309)           (125,456)            (71,006)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                  979,344             66,013             778,739             309,839
                                                      ============================================================================


                                                                                               PHOENIX-STATE
                                                        PHOENIX-SENECA    PHOENIX-SENECA      STREET RESEARCH
                                                        MID-CAP GROWTH    STRATEGIC THEME        SMALL-CAP       AIM V.I. CAPITAL
                                                            SERIES            SERIES           GROWTH SERIES     APPRECIATION FUND
                                                      ----------------- ------------------   -----------------  ------------------

Accumulation units outstanding, beginning of period          1,563,251          3,171,012                   -              14,957
Participant deposits                                            14,726             74,444               3,700               1,139
Participant transfers                                          (80,378)          (193,288)             12,925              50,549
Participant withdrawals                                       (139,699)          (160,565)                 (4)               (172)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                1,357,900          2,891,603              16,621              66,473
                                                      ============================================================================

                                                               SA-41


                                                THE BIG EDGE CHOICE(R) FOR NEW YORK
                                            PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                                                   NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                       SUBACCOUNT
                                                      ----------------------------------------------------------------------------
                                                                                              FEDERATED FUND      FEDERATED HIGH
                                                            AIM V.I.      ALGER AMERICAN          FOR U.S.          INCOME BOND
                                                        PREMIER EQUITY   LEVERAGED ALLCAP       GOVERNMENT           FUND II --
                                                             FUND           PORTFOLIO          SECURITIES II      PRIMARY SHARES
                                                      ----------------- ------------------   -----------------  ------------------
Accumulation units outstanding, beginning of period             56,032            646,538           1,621,499             258,865
Participant deposits                                             9,110             16,050              21,647               4,457
Participant transfers                                          (10,619)           (19,473)           (422,181)            (53,989)
Participant withdrawals                                         (2,062)           (57,770)            (65,005)             (4,315)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                   52,461            585,345           1,155,960             205,018
                                                      ============================================================================


                                                             VIP            VIP GROWTH
                                                        CONTRAFUND(R)     OPPORTUNITIES         VIP GROWTH         MUTUAL SHARES
                                                          PORTFOLIO         PORTFOLIO            PORTFOLIO        SECURITIES FUND
                                                      ----------------- ------------------   -----------------  ------------------
Accumulation units outstanding, beginning of period            673,447             61,255             617,678             417,187
Participant deposits                                            32,461                  -              29,430               3,210
Participant transfers                                          352,013                  -              88,447              31,133
Participant withdrawals                                        (30,664)            (4,017)            (26,401)            (57,284)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                1,027,257             57,238             709,154             394,246
                                                      ============================================================================

                                                         TEMPLETON
                                                         DEVELOPING          TEMPLETON          TEMPLETON
                                                           MARKETS            FOREIGN          GLOBAL ASSET      TEMPLETON GROWTH
                                                       SECURITIES FUND    SECURITIES FUND     ALLOCATION FUND    SECURITIES FUND
                                                      ----------------- ------------------   -----------------  ------------------
Accumulation units outstanding, beginning of period             95,940            703,618             161,457             271,769
Participant deposits                                               610             11,630                   -              12,041
Participant transfers                                           (4,166)            29,882                (735)             20,511
Participant withdrawals                                         (4,798)          (107,403)            (13,049)            (17,093)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                   87,586            637,727             147,673             287,228
                                                      ============================================================================


                                                       RYDEX VARIABLE       SCUDDER VIT          SCUDDER VIT
                                                        TRUST SECTOR      EAFE(R) EQUITY         EQUITY 500         TECHNOLOGY
                                                        ROTATION FUND       INDEX FUND           INDEX FUND          PORTFOLIO
                                                      ----------------- ------------------   -----------------  ------------------
Accumulation units outstanding, beginning of period                  -            236,391              48,723           2,168,052
Participant deposits                                                 -              1,066                   -              80,552
Participant transfers                                              605             (4,436)             15,239              91,999
Participant withdrawals                                              -             (3,387)             (3,865)            (89,666)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                      605            229,634              60,097           2,250,937
                                                      ============================================================================

                                                               SA-42


                                                THE BIG EDGE CHOICE(R) FOR NEW YORK
                                            PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                                                   NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                       SUBACCOUNT
                                                      ----------------------------------------------------------------------------
                                                                             WANGER
                                                       WANGER FOREIGN     INTERNATIONAL                             WANGER U.S.
                                                            FORTY           SMALL CAP          WANGER TWENTY    SMALLER COMPANIES
                                                      ----------------- ------------------   -----------------  ------------------
Accumulation units outstanding, beginning of period            384,551          1,549,982             328,373           5,440,162
Participant deposits                                             2,197             30,591                 968              48,920
Participant transfers                                           (9,948)           (62,607)            (28,368)           (199,024)
Participant withdrawals                                         (8,739)           (71,486)             (6,396)           (434,271)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                  368,061          1,446,480             294,577           4,855,787
                                                      ============================================================================



















                                                              SA-43

                                                THE BIG EDGE CHOICE(R) FOR NEW YORK
                                            PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                                                   NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                       SUBACCOUNT
                                                      ----------------------------------------------------------------------------
                                                           PHOENIX-                                              PHOENIX-ALLIANCE/
                                                           ABERDEEN                             PHOENIX-AIM          BERNSTEIN
                                                        INTERNATIONAL    PHOENIX-ABERDEEN     MID-CAP EQUITY      GROWTH + VALUE
                                                            SERIES        NEW ASIA SERIES         SERIES              SERIES
                                                      ----------------- ------------------   -----------------  ------------------
Units outstanding, beginning of period                       4,525,464            285,564                   -                   -
Participant deposits                                            65,877              2,499                 343                   -
Participant transfers                                         (525,198)           (34,858)            104,615               7,201
Participant withdrawals                                       (518,081)            (6,055)             (1,853)                 (5)
                                                      ----------------------------------------------------------------------------
Units outstanding, end of period                             3,548,062            247,150             103,105               7,196
                                                      ============================================================================


                                                           PHOENIX-          PHOENIX-          PHOENIX-DUFF &        PHOENIX-
                                                           DEUTSCHE          DEUTSCHE           PHELPS REAL          ENGEMANN
                                                            DOW 30          NASDAQ-100       ESTATE SECURITIES     CAPITAL GROWTH
                                                            SERIES       INDEX(R) SERIES          SERIES              SERIES
                                                      ----------------- ------------------   -----------------  ------------------
Units outstanding, beginning of period                         333,604            114,302             344,417          25,136,539
Participant deposits                                             5,681                 77               4,068             527,339
Participant transfers                                           (7,282)            68,153              78,610          (1,182,576)
Participant withdrawals                                        (22,226)              (242)            (74,760)         (1,943,940)
                                                      ----------------------------------------------------------------------------
Units outstanding, end of period                               309,777            182,290             352,335          22,537,362
                                                      ============================================================================


                                                           PHOENIX-                              PHOENIX-            PHOENIX-
                                                        ENGEMANN SMALL    PHOENIX-GOODWIN      GOODWIN MULTI-       HOLLISTER
                                                          & MID-CAP        MONEY MARKET        SECTOR FIXED        VALUE EQUITY
                                                        GROWTH SERIES         SERIES           INCOME SERIES          SERIES
                                                      ----------------- ------------------   -----------------  ------------------
Units outstanding, beginning of period                          74,184          3,356,577           3,459,386           1,081,987
Participant deposits                                            17,025             38,485             129,016              27,043
Participant transfers                                          (10,624)        (1,069,932)           (127,236)            104,325
Participant withdrawals                                        (34,590)          (384,834)           (282,556)            (45,508)
                                                      ----------------------------------------------------------------------------
Units outstanding, end of period                                45,995          1,940,296           3,178,610           1,167,847
                                                      ============================================================================


                                                         PHOENIX-J.P.
                                                       MORGAN RESEARCH    PHOENIX-JANUS                           PHOENIX-KAYNE
                                                       ENHANCED INDEX    FLEXIBLE INCOME       PHOENIX-JANUS      LARGE-CAP CORE
                                                            SERIES           SERIES            GROWTH SERIES           SERIES
                                                      ----------------- ------------------   -----------------  ------------------
Units outstanding, beginning of period                       2,592,603            705,918           3,383,574                   -
Participant deposits                                            62,564             25,960              86,757                   -
Participant transfers                                         (293,312)            63,409             371,680              14,409
Participant withdrawals                                       (149,414)           (22,707)            (95,651)               (639)
                                                      ----------------------------------------------------------------------------
Units outstanding, end of period                             2,212,441            772,580           3,746,360              13,770
                                                      ============================================================================

                                                              SA-44

                                                THE BIG EDGE CHOICE(R) FOR NEW YORK
                                            PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                                                   NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)

                                                                                       SUBACCOUNT
                                                      ----------------------------------------------------------------------------
                                                       PHOENIX-LAZARD                          PHOENIX-LORD        PHOENIX-LORD
                                                        INTERNATIONAL     PHOENIX-LAZARD        ABBETT BOND-          ABBETT
                                                        EQUITY SELECT    SMALL-CAP VALUE         DEBENTURE           LARGE-CAP
                                                            SERIES            SERIES              SERIES           VALUE SERIES
                                                      ----------------- ------------------   -----------------  ------------------
Units outstanding, beginning of period                               -                  -                   -                   -
Participant deposits                                                 -                  -                   -                 247
Participant transfers                                            3,014              8,262               9,654              14,535
Participant withdrawals                                              -               (529)               (505)               (129)
                                                      ----------------------------------------------------------------------------
Units outstanding, end of period                                 3,014              7,733               9,149              14,653
                                                      ============================================================================


                                                        PHOENIX-LORD       PHOENIX-MFS         PHOENIX-MFS
                                                       ABBETT MID-CAP    INVESTORS GROWTH    INVESTORS TRUST       PHOENIX-MFS
                                                        VALUE SERIES       STOCK SERIES           SERIES           VALUE SERIES
                                                      ----------------- ------------------   -----------------  ------------------
Units outstanding, beginning of period                               -             15,159                   -              19,029
Participant deposits                                                 -                194                 191                 561
Participant transfers                                           13,745             54,832              24,697              97,991
Participant withdrawals                                           (122)            (4,612)                 33                  30
                                                      ----------------------------------------------------------------------------
Units outstanding, end of period                                13,623             65,573              24,921             117,611
                                                      ============================================================================

                                                                             PHOENIX-
                                                          PHOENIX-           OAKHURST                             PHOENIX-SANFORD
                                                       OAKHURST GROWTH      STRATEGIC        PHOENIX-SANFORD       BERNSTEIN MID-
                                                         AND INCOME         ALLOCATION       BERNSTEIN GLOBAL        CAP VALUE
                                                           SERIES             SERIES           VALUE SERIES           SERIES
                                                      ----------------- ------------------   -----------------  ------------------
Units outstanding, beginning of period                       4,982,414          4,968,049                   -             724,459
Participant deposits                                           102,019             66,414                   -               7,450
Participant transfers                                         (413,665)         1,988,726              27,538             147,279
Participant withdrawals                                       (215,275)          (987,821)                 (7)            (25,385)
                                                      ----------------------------------------------------------------------------
Units outstanding, end of period                             4,455,493          6,035,368              27,531             853,803
                                                      ============================================================================

                                                                                                                     PHOENIX-
                                                      PHOENIX-SANFORD     PHOENIX-SENECA      PHOENIX-SENECA        VAN KAMPEN
                                                      BERNSTEIN SMALL-    MID-CAP GROWTH      STRATEGIC THEME      FOCUS EQUITY
                                                      CAP VALUE SERIES        SERIES               SERIES             SERIES
                                                      ----------------- ------------------   -----------------  ------------------
Units outstanding, beginning of period                         217,670          1,647,918           4,119,225             124,145
Participant deposits                                             5,705             24,640             117,002                 204
Participant transfers                                          111,294            (47,321)           (858,708)             93,070
Participant withdrawals                                         (7,303)           (61,986)           (206,507)               (104)
                                                      ----------------------------------------------------------------------------
Units outstanding, end of period                               327,366          1,563,251           3,171,012             217,315
                                                      ============================================================================

                                                              SA-45

                                                THE BIG EDGE CHOICE(R) FOR NEW YORK
                                            PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                                                   NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)

                                                                                       SUBACCOUNT
                                                      ----------------------------------------------------------------------------
                                                                                                                  FEDERATED FUND
                                                      AIM V.I. CAPITAL                        ALGER AMERICAN         FOR U.S.
                                                        APPRECIATION     AIM V.I. PREMIER    LEVERAGED ALLCAP       GOVERNMENT
                                                            FUND           EQUITY FUND          PORTFOLIO          SECURITIES II
                                                      ----------------- ------------------   -----------------  ------------------
Units outstanding, beginning of period                               -             45,022             614,225             671,215
Participant deposits                                                 -             18,881              20,123              21,724
Participant transfers                                           14,967             (6,296)             50,803           1,165,644
Participant withdrawals                                            (10)            (1,575)            (38,613)           (237,084)
                                                      ----------------------------------------------------------------------------
Units outstanding, end of period                                14,957             56,032             646,538           1,621,499
                                                      ============================================================================


                                                       FEDERATED HIGH                           VIP GROWTH
                                                        INCOME BOND      VIP CONTRAFUND(R)     OPPORTUNITIES        VIP GROWTH
                                                          FUND II           PORTFOLIO            PORTFOLIO          PORTFOLIO
                                                      ----------------- ------------------   -----------------  ------------------
Units outstanding, beginning of period                         278,615            552,777              64,006             503,657
Participant deposits                                               426             18,060                   -              27,255
Participant transfers                                           (6,061)           129,185               1,306             113,488
Participant withdrawals                                        (14,115)           (26,575)             (4,057)            (26,722)
                                                      ----------------------------------------------------------------------------
Units outstanding, end of period                               258,865            673,447              61,255             617,678
                                                      ============================================================================


                                                                           TEMPLETON
                                                                           DEVELOPING            TEMPLETON          TEMPLETON
                                                        MUTUAL SHARES        MARKETS              FOREIGN         GLOBAL ASSET
                                                       SECURITIES FUND   SECURITIES FUND      SECURITIES FUND    ALLOCATION FUND
                                                      ----------------- ------------------   -----------------  ------------------
Units outstanding, beginning of period                         235,392            138,160             748,380             200,121
Participant deposits                                             1,151              2,007               9,230                 370
Participant transfers                                          192,064              4,905             (36,786)            (11,566)
Participant withdrawals                                        (11,420)           (49,132)            (17,206)            (27,468)
                                                      ----------------------------------------------------------------------------
Units outstanding, end of period                               417,187             95,940             703,618             161,457
                                                      ============================================================================


                                                          TEMPLETON         SCUDDER VIT         SCUDDER VIT
                                                            GROWTH         EAFE(R) EQUITY        EQUITY 500         TECHNOLOGY
                                                       SECURITIES FUND       INDEX FUND          INDEX FUND         PORTFOLIO
                                                      ----------------- ------------------   -----------------  ------------------
Units outstanding, beginning of period                         258,089            279,487                   -           2,372,189
Participant deposits                                             7,866              4,460                   -             173,153
Participant transfers                                            9,124            (46,191)             49,438            (276,091)
Participant withdrawals                                         (3,310)            (1,365)               (715)           (101,199)
                                                      ----------------------------------------------------------------------------
Units outstanding, end of period                               271,769            236,391              48,723           2,168,052
                                                      ============================================================================


                                                              SA-46

                                                THE BIG EDGE CHOICE(R) FOR NEW YORK
                                            PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                                                   NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)

                                                                                       SUBACCOUNT
                                                      ----------------------------------------------------------------------------
                                                                              WANGER                               WANGER U.S.
                                                        WANGER FOREIGN    INTERNATIONAL                              SMALLER
                                                            FORTY           SMALL CAP         WANGER TWENTY         COMPANIES
                                                      ----------------- ------------------   -----------------  ------------------
Units outstanding, beginning of period                         486,684          1,880,576             475,240           6,514,332
Participant deposits                                             8,121             43,734               3,981              69,726
Participant transfers                                          (96,688)          (271,635)           (119,425)           (606,152)
Participant withdrawals                                        (13,566)          (102,693)            (31,423)           (537,744)
                                                      ----------------------------------------------------------------------------
Units outstanding, end of period                               384,551          1,549,982             328,373           5,440,162
                                                      ============================================================================




















                                                              SA-47

                       THE BIG EDGE CHOICE(R) FOR NEW YORK
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 6--FEES AND RELATED PARTY TRANSACTIONS

   Phoenix and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Account.

   Phoenix assumes the risk that annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that its expenses may be higher than the deductions for such expenses. In return for the assumption of these mortality and expense risks, Phoenix charges each subaccount the daily equivalent of 0.40%, 0.85% and 0.125% on an annual basis for mortality, expense risks and daily administrative fees, respectively.

   As compensation for administrative services provided to the Account, Phoenix generally receives $35 per year from each contract, which is deducted on a pro-rata basis from the subaccounts or Guaranteed Interest Account in which contract/policy owners have an interest. Such costs aggregated $40,226, $43,763 and $42,569, during the years ended December 31, 2003, 2002 and 2001, respectively.

   PEPCO is the principal underwriter and distributor for the Account.

   On surrender of a contract, contingent deferred sales charges, which vary from 0-7%, depending upon the duration of each contract deposit, are deducted from proceeds and are paid to Phoenix as reimbursement for services provided. Contingent deferred sales charges deducted and paid to Phoenix aggregated $77,860, $95,882 and $60,944, for the years ended December 31, 2003, 2002 and
2001, respectively.

 NOTE 7--DISTRIBUTION OF NET INCOME

   The Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 8--DIVERSIFICATION REQUIREMENTS

   Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817 (h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

   The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. Phoenix intends that each of the subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

NOTE 9--MERGERS

   On February 7, 2003, Aberdeen International acquired all of the net assets of Aberdeen New Asia pursuant to an Agreement and Plan of Reorganization approved by Aberdeen New Asia shareholders on January 7, 2003. The acquisition was accomplished by a tax-free exchange of 1,885,115 shares of Aberdeen International valued at $14,391,123 for 1,913,078 shares of Aberdeen New Asia outstanding on February 7, 2003. Aberdeen New Asia's net assets on that date of $14,391,123, including $618,515 of net unrealized depreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $116,991,498.

   On February 14, 2003, Janus Growth acquired all of the net assets of MFS Investors Growth Stock ("Growth Stock") and Van Kampen Focus Equity ("Focus Equity") pursuant to an Agreement and Plan of Reorganization approved by Growth Stock and Focus Equity shareholders on February 14, 2003. The acquisition was accomplished by a tax-free exchange of 1,209,595 shares of Growth Stock valued at $5,807,615 and 1,287,119 shares of Focus Equity valued at $6,179,826 for 1,952,845 shares of Janus Growth outstanding on February 14, 2003. Growth Stock's net assets of $5,807,615, including $135,964 of net unrealized depreciation and Focus Equity's net assets of $6,179,826, including $380,781 of net unrealized depreciation were combined with those of Janus Growth. The aggregate net assets of Janus Growth immediately after the merger were $63,057,943. Immediately following the merger, Janus Growth was renamed MFS Investors Growth Stock. Immediately prior to the Special Meeting of Shareholders, Phoenix Variable Advisors, Inc. ("PVA"), as authorized pursuant to an exemptive order from the Securities and Exchange Commission, replaced Janus Capital Management LLC with MFS Investment Management ("MFS") as subadvisor to the Surviving Series. PVA and MFS have also agreed that they would serve as advisor and subadvisor, respectively, to the Surviving Series for the same management fees as currently charged to the former Phoenix-MFS Investors Growth Stock Series. Accordingly, the annual expenses and expense cap reimbursements for the Surviving Series are the same as those of the former Phoenix-MFS Investors Growth Stock Series. MFS is going to manage the Surviving Series in a manner comparable with the former Phoenix-MFS Investors Growth Stock Series. As part of the reorganizations, the Surviving Series has been renamed Phoenix-MFS Investors Growth Stock Series.

   On March 22, 2002, Janus Growth ("Growth") acquired all of the net assets of Janus Core Equity ("Core Equity") pursuant to an Agreement and Plan of Reorganization approved by Core Equity shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 3,141,426 shares of Growth valued at $22,032,065 for 2,467,046 shares of Core Equity outstanding on March 22, 2002. Core Equity's net assets on that date of $22,032,065, including $1,473,521 of net unrealized appreciation were combined with those of Growth. The aggregate net assets of Growth immediately after the merger were $90,807,708.

   On April 5, 2002, Engemann Capital Growth ("Capital Growth") acquired all of the net assets of Engemann Nifty Fifty ("Nifty Fifty") pursuant to an Agreement and Plan of Reorganization approved by Nifty Fifty shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 2,949,789 shares of Capital Growth valued at $39,773,479 for 4,885,261 shares of Nifty Fifty outstanding on April 5, 2002. Nifty Fifty's net assets on that date of $39,773,479, including $7,975,458 of net unrealized depreciation were combined with those of Capital Growth. The aggregate net assets of Capital Growth immediately after the merger were $862,917,192.

   On April 5, 2002, Oakhurst Strategic Allocation ("Strategic Allocation") acquired all of the net assets of Oakhurst Balanced ("Balanced") pursuant to an Agreement and Plan of Reorganization approved by Balanced shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 17,438,879 shares of Strategic Allocation valued at $236,890,944 for 19,697,824 shares of Balanced outstanding on April 5, 2002. Balanced's net assets on that date of $236,890,944, including $25,034,492 of net unrealized appreciation were combined with those of Strategic Allocation. The aggregate net assets of Strategic Allocation immediately after the merger were $582,665,031.

                       THE BIG EDGE CHOICE(R) FOR NEW YORK
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 10--MANAGER OF MANAGERS EXEMPTIVE ORDER

   The Phoenix Edge Series Fund ("PESF") and the investment advisor, Phoenix Variable Advisors, Inc. ("PVA"), have received an exemptive order from the Securities and Exchange Commission granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA is, subject to supervision and approval of PESF's Board of Trustees, permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of PESF. PESF and PVA therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

NOTE 11--MIXED AND SHARED FUNDING

   Shares of PESF are not directly offered to the public. Shares of PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix Life Insurance Company ("Phoenix"), PHL Variable Insurance Company ("PHL Variable"), and Phoenix Life and Annuity Company ("PLAC"). Shares of PESF may be offered to separate accounts of other insurance companies in the future.

   The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in PESF or shares of another fund may be substituted.

NOTE 12--PROPOSED REORGANIZATION

   On November 11, 2003, The Board of Trustees of PESF approved a Plan of Reorganization to merge Janus Flexible Income into Goodwin Multi-Sector Fixed Income.

   If the shareholders approve the Plan of Reorganization Janus Flexible Income will transfer all or substantially all of its assets and its liabilities to Goodwin Multi-Sector Fixed Income. In exchange, shareholders of Janus Flexible Income will receive a proportional number of shares in Goodwin Multi-Sector Fixed Income. The shareholders of Janus Flexible Income must approve the Plan of Reorganization before any transaction can take place. The next meeting of the shareholders of Janus Flexible Income will be held on April 14, 2004, at which time, this matter will be submitted for a shareholder vote.

NOTE 13--OTHER

   Effective July 31, 2003, the name of the subadvisor of Northern Dow 30 and Northern Nasdaq-100 Index(R) changed to Northern Trust Investments N.A. from Northern Trust Investments, Inc.

   On October 23, 2003 the Executive Committee of the Board of Trustees of PESF approved replacement of the "Hollister" division of PIC with the "Oakhurst" division of PIC with respect to investment management of Oakhurst Value Equity. The Executive Committee also approved a name change for the Phoenix-Hollister Value Equity Series to the Phoenix-Oakhurst Value Equity Series. The Board of Trustees ratified the Executive Committee's decision at the Board of Trustees meeting on November 11, 2003. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series will not be affected as a result of this change.

   The Board of Trustees of PESF has approved a name change for the Phoenix-Kayne Large-Cap Core Series to the Phoenix-Kayne Rising Dividends Series. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series will not be affected as a result of this change. This change was completed on November 3, 2003.

                         REPORT OF INDEPENDENT AUDITORS



PRICEWATERHOUSECOOPERS [logo]


To the Board of Directors of Phoenix Life Insurance Company and
Participants of Phoenix Life Variable Accumulation Account (The Big Edge Choice(R) for New York):

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Phoenix Life Variable Accumulation Account (The Big Edge Choice(R) for New York) at December 31, 2003, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Phoenix Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2003 by correspondence with the mutual funds, provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP


Hartford, Connecticut
March 19, 2004

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
Phoenix Life Insurance Company
One American Row
Hartford, Connecticut 06115

PHOENIX EQUITY PLANNING CORPORATION
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

CUSTODIANS
JPMorgan Chase Bank
270 Park Avenue
New York, New York 10017-2070

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

         PHOENIX LIFE
         INSURANCE COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.) CONSOLIDATED FINANCIAL STATEMENTS
         DECEMBER 31, 2003 AND 2002

                                TABLE OF CONTENTS

                                                                                                                   PAGE
                                                                                                               -------------

Report of Independent Auditors............................................................................         F-3

Consolidated Balance Sheet as of December 31, 2003 and 2002...............................................         F-4

Consolidated Statement of Income and Comprehensive Income
  for the years ended 2003, 2002 and 2001.................................................................         F-5

Consolidated Statement of Cash Flows for the years ended 2003, 2002 and 2001..............................         F-6

Consolidated Statement of Changes in Stockholder's Equity
  for the years ended 2003, 2002 and 2001.................................................................         F-7

Notes to Consolidated Financial Statements................................................................       F-8 - F-45

PRICEWATERHOUSECOOPERS [logo]

--------------------------------------------------------------------------------

                                                      PRICEWATERHOUSECOOPERS LLP
                                                                100 Pearl Street
                                                          Hartford CT 06103-4508
                                                        Telephone (860) 241 7000
                                                        Facsimile (860) 241 7590



                         REPORT OF INDEPENDENT AUDITORS



To the Board of Directors and Stockholder of Phoenix Life Insurance Company:

In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income and comprehensive income, cash flows and changes in stockholder's equity present fairly, in all material respects, the financial position of Phoenix Life Insurance Company and its subsidiaries (the Company) at December 31, 2003 and 2002, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for goodwill and other intangible assets in 2002 and for venture capital partnerships, securitized financial instruments and derivative instruments in 2001. In addition, as discussed in Note 1, the Company has revised its financial statements as of December 31, 2002 and for each of the two years in the period ended December 31, 2002.



/s/ PricewaterhouseCoopers LLP

March 9, 2004

                         PHOENIX LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEET
                 ($ amounts in millions, except per share data)
                           DECEMBER 31, 2003 AND 2002


                                                                                                                  2002
                                                                                                 2003           RESTATED
                                                                                            ---------------  ---------------

ASSETS:
Available-for-sale debt securities, at fair value.........................................   $   13,268.8     $   11,889.5
Equity securities, at fair value..........................................................          184.0            251.9
Mortgage loans, at unpaid principal balances..............................................          284.1            468.8
Venture capital partnerships, at equity in net assets.....................................          234.9            228.6
Affiliate equity and debt securities......................................................           47.5            134.7
Policy loans, at unpaid principal balances................................................        2,227.8          2,195.9
Other investments.........................................................................          388.7            380.9
                                                                                            ---------------  ---------------
                                                                                                 16,635.8         15,550.3
Available-for-sale debt and equity securities pledged as collateral.......................        1,350.0          1,358.7
                                                                                            ---------------  ---------------
Total investments.........................................................................       17,985.8         16,909.0
Cash and cash equivalents.................................................................          382.7          1,027.8
Accrued investment income.................................................................          222.3            192.3
Premiums, accounts and notes receivable...................................................          251.8            247.3
Deferred policy acquisition costs.........................................................        1,325.7          1,201.8
Deferred income taxes.....................................................................           30.2             30.0
Goodwill and other indefinite-lived intangible assets.....................................            5.1              3.1
Other assets..............................................................................          162.0            158.0
Separate account and investment trust assets..............................................        6,083.2          4,371.2
                                                                                            ---------------  ---------------
TOTAL ASSETS..............................................................................   $   26,448.8     $   24,140.5
                                                                                            ===============  ===============

LIABILITIES:
Policy liabilities and accruals...........................................................   $   13,088.6     $   12,680.0
Policyholder deposit funds................................................................        3,642.7          3,395.7
Indebtedness..............................................................................          175.0            175.0
Other general account liabilities.........................................................          321.0            378.4
Non-recourse collateralized obligations...................................................        1,472.0          1,609.5
Separate account and investment trust liabilities.........................................        6,083.2          4,371.2
                                                                                            ---------------  ---------------
TOTAL LIABILITIES.........................................................................       24,782.5         22,609.8
                                                                                            ---------------  ---------------

MINORITY INTEREST:
MINORITY INTEREST IN NET ASSETS OF SUBSIDIARIES...........................................           27.9             19.0
                                                                                            ---------------  ---------------

STOCKHOLDER'S EQUITY:
Common stock, ($1,000 par value, 10,000 shares authorized and outstanding)................           10.0             10.0
Additional paid-in capital................................................................        1,714.9          1,714.9
Accumulated deficit.......................................................................         (127.5)          (118.6)
Accumulated other comprehensive income....................................................           41.0            (94.6)
                                                                                            ---------------  ---------------
TOTAL STOCKHOLDER'S EQUITY................................................................        1,638.4          1,511.7
                                                                                            ---------------  ---------------
TOTAL LIABILITIES, MINORITY INTEREST AND STOCKHOLDER'S EQUITY.............................   $   26,448.8     $   24,140.5
                                                                                            ===============  ===============

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME
                             ($ amounts in millions)
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001


                                                                                                 2002              2001
                                                                                2003           RESTATED          RESTATED
                                                                           ---------------  ---------------   ---------------

 REVENUES:
 Premiums................................................................   $    1,042.2     $    1,082.0      $    1,112.7
 Insurance and investment product fees...................................          279.8            260.9             430.0
 Investment income, net of expenses......................................        1,098.2            938.3             885.4
 Net realized investment gains (losses)..................................         (100.0)           (43.8)            136.7
                                                                           ---------------  ---------------   ---------------
 TOTAL REVENUES..........................................................        2,320.2          2,237.4           2,564.8
                                                                           ---------------  ---------------   ---------------

 BENEFITS AND EXPENSES:
 Policy benefits, excluding policyholder dividends.......................        1,454.0          1,436.1           1,406.7
 Policyholder dividends..................................................          418.8            401.8             400.1
 Policy acquisition cost amortization....................................           94.0             91.6             133.0
 Intangible asset amortization...........................................           --                0.2              24.7
 Interest expense on indebtedness........................................           12.2             12.2              20.0
 Interest expense on non-recourse collateralized obligations.............           48.9             30.5              42.3
 Demutualization expenses................................................           --               --                25.9
 Other operating expenses................................................          253.2            290.8             468.8
                                                                           ---------------  ---------------   ---------------
 TOTAL BENEFITS AND EXPENSES.............................................        2,281.1          2,263.2           2,521.5
                                                                           ---------------  ---------------   ---------------
 Income (loss) from continuing operations
   before income taxes and minority interest.............................           39.1            (25.8)             43.3
 Applicable income taxes (benefit).......................................            3.7            (15.4)            (15.3)
                                                                           ---------------  ---------------   ---------------
 Income (loss) from continuing operations before minority interest.......           35.4            (10.4)             58.6
 Minority interest in net income of subsidiaries.........................            0.5              0.6               3.7
                                                                           ---------------  ---------------   ---------------
 INCOME (LOSS) FROM CONTINUING OPERATIONS................................           34.9            (11.0)             54.9
 Loss from discontinued operations.......................................           --               --                (0.9)
                                                                           ---------------  ---------------   ---------------
 INCOME (LOSS) BEFORE CUMULATIVE EFFECT OF ACCOUNTING CHANGES............           34.9            (11.0)             54.0
 Cumulative effect of accounting changes:
 Goodwill and other intangible assets....................................           --              (10.3)             --
 Venture capital partnerships............................................           --               --               (48.8)
 Securitized financial instruments.......................................           --               --               (20.5)
 Derivative instruments..................................................           --               --                 3.9
                                                                           ---------------  ---------------   ---------------
 NET INCOME (LOSS).......................................................   $       34.9     $      (21.3)     $      (11.4)
                                                                           ===============  ===============   ===============

 COMPREHENSIVE INCOME:
 NET INCOME (LOSS).......................................................   $       34.9     $      (21.3)     $      (11.4)
 OTHER COMPREHENSIVE INCOME (LOSS).......................................          135.6           (111.8)            (14.5)
                                                                           ---------------  ---------------   ---------------
 COMPREHENSIVE INCOME (LOSS).............................................   $      170.5     $     (133.1)     $      (25.9)
                                                                           ===============  ===============   ===============

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF CASH FLOWS
                             ($ amounts in millions)
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001


                                                                                                 2002              2001
                                                                                2003           RESTATED          RESTATED
                                                                           ---------------  ---------------   ---------------

 OPERATING ACTIVITIES:
 Income (loss) from continuing operations................................   $       34.9     $      (11.0)     $       54.9
 Net realized investment (gains) losses..................................          100.0             43.8            (136.7)
 Amortization and depreciation...........................................           16.2             20.5              43.2
 Investment loss (income)................................................          (81.6)            67.2              97.4
 Deferred income taxes (benefit).........................................            4.0             (8.8)            (28.3)
 Increase in receivables.................................................          (20.9)           (50.9)            (76.9)
 Deferred policy acquisition costs (increase) decrease...................         (111.5)          (174.1)            (76.2)
 (Increase) decrease in policy liabilities and accruals..................          469.6            468.4             322.0
 Other assets and other liabilities net change...........................          (18.4)           (57.9)             62.6
                                                                           ---------------  ---------------   ---------------
 Cash from continuing operations.........................................          392.3            297.2             262.0
 Discontinued operations, net............................................          (34.3)           (53.1)            (75.1)
                                                                           ---------------  ---------------   ---------------
 CASH FROM OPERATING ACTIVITIES..........................................          358.0            244.1             186.9
                                                                           ---------------  ---------------   ---------------

INVESTING ACTIVITIES:
Investment purchases....................................................        (5,611.5)        (4,951.5)         (3,822.3)
Investment sales, repayments and maturities.............................         4,417.2          3,550.0           2,285.0
Debt and equity securities pledged as collateral purchases..............           (56.9)          (891.6)           (116.4)
Debt and equity securities pledged as collateral sales..................           171.5             96.0             127.4
Subsidiary purchases....................................................            --               --              (368.1)
Subsidiary sales........................................................            --               --               659.8
Premises and equipment additions........................................           (19.6)           (13.6)            (13.7)
Premises and equipment dispositions.....................................            --               --                --
Discontinued operations, net............................................            (6.7)            37.8              77.5
                                                                           ---------------  ---------------  ----------------
CASH (FOR) FROM INVESTING ACTIVITIES....................................        (1,106.0)        (2,172.9)         (1,170.8)
                                                                           ---------------  ---------------  ----------------

 FINANCING ACTIVITIES:
 Policyholder deposit fund receipts, net.................................          247.0          1,669.9             836.8
 Other indebtedness proceeds.............................................           --               --               180.0
 Indebtedness repayments.................................................           --               --              (144.5)
 Collateralized obligations proceeds (repayments), net...................          (99.6)           841.6              --
 Common stock issuance...................................................           --               --                10.0
 Common stock dividends paid.............................................          (44.5)          (113.8)           (132.3)
 Capital contributions from parent.......................................           --               --                78.6
 Minority interest distributions.........................................           --               --                (5.8)
 Other financing activities, net.........................................           --               --                --
                                                                          ----------------  ---------------  ----------------
 CASH FROM FINANCING ACTIVITIES..........................................          102.9          2,397.7             822.8
                                                                          ----------------  ---------------  ----------------
 CHANGE IN CASH AND CASH EQUIVALENTS.....................................         (645.1)           468.9            (161.1)
 Cash and cash equivalents, beginning of year............................        1,027.8            558.9             720.0
                                                                          ----------------  ---------------  ----------------
 CASH AND CASH EQUIVALENTS, END OF YEAR..................................  $       382.7     $    1,027.8     $       558.9
                                                                          ================  ===============  ================

Included in cash and cash equivalents above is cash pledged as collateral of $72.0 million, $57.0 million and $11.0 million at December 31, 2003, 2002 and 2001, respectively.

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDER'S EQUITY
                 ($ amounts in millions, except per share data)
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001


                                                                                                 2002             2001
                                                                                2003           RESTATED         RESTATED
                                                                           ---------------  ---------------  ---------------

COMMON STOCK AND ADDITIONAL PAID-IN CAPITAL:
Transfer from retained earnings for common shares
   issued in demutualization (10,000 shares)............................    $       --       $       --       $     1,722.0
Contribution from parent for transfer of additional
   minimum pension liability............................................            --               14.4              --

RETAINED EARNINGS (ACCUMULATED DEFICIT):
Net income (loss).......................................................            34.9            (21.3)            (11.4)
Common stock dividends declared.........................................           (44.5)          (113.8)           (132.3)
Transfer to common stock and additional paid-in capital
   for common shares issued in demutualization..........................            --               --            (1,722.0)
Demutualization contribution from parent................................            --               --               130.1
Policyholder cash payments and policy credits...........................            --               --               (41.5)
Equity adjustment for policyholder dividend obligation, net.............            --               --               (30.3)
Other equity adjustments................................................             0.7             --                 3.2

ACCUMULATED OTHER COMPREHENSIVE INCOME:
Other comprehensive income (loss).......................................           135.6           (111.8)            (14.5)
                                                                           ---------------  ---------------  ---------------
CHANGE IN STOCKHOLDER'S EQUITY..........................................           126.7           (232.5)            (96.7)
Stockholder's equity, beginning of year.................................         1,511.7          1,744.2           1,840.9
                                                                           ---------------  ---------------  ---------------
STOCKHOLDER'S EQUITY, END OF YEAR.......................................    $    1,638.4     $    1,511.7     $     1,744.2
                                                                           ===============  ===============  ===============

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                             ($ amounts in millions)
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001


1. ORGANIZATION AND OPERATIONS

Phoenix Life Insurance Company and its subsidiaries (together, Phoenix Life) offer a broad range of life insurance and annuity products in the United States of America. Phoenix Life Insurance Company is a wholly-owned subsidiary of The Phoenix Companies, Inc. (The Phoenix Companies), a publicly traded company on the New York Stock Exchange. Significant intercompany accounts and transactions have been eliminated in consolidating these financial statements. We have restated certain amounts on our Consolidated Statement of Income and Comprehensive Income and our Consolidated Balance Sheet which is further described below. Also, we have reclassified certain amounts for 2002 and 2001 to conform with 2003 presentations.

We have prepared these financial statements in accordance with generally accepted accounting principles (GAAP). In preparing these financial statements in conformity with GAAP, we are required to make estimates and assumptions that affect the reported amounts of assets and liabilities at reporting dates and the reported amounts of revenues and expenses during the reporting periods. Actual results will differ from these estimates and assumptions. We employ significant estimates and assumptions in the determination of deferred policy acquisition costs; policyholder liabilities and accruals; the valuation of goodwill and other intangible assets, investments in debt and equity securities, venture capital partnerships and affiliates; pension and other postemployment benefits liabilities and accruals for contingent liabilities. Significant accounting policies are presented throughout the notes in italicized type.

In December 1999, we began the process of reorganizing and demutualizing our then principal operating company, Phoenix Home Life Mutual Insurance Company (Phoenix Home Life). We completed the process in June 2001, when all policyholder membership interests in the mutual company were extinguished and eligible policyholders of the mutual company received shares of common stock, $28.8 of cash and $12.7 of policy credits as compensation. Phoenix Home Life's retained earnings immediately following the demutualization (net of cash payments and policy credits that were charged directly to retained earnings) were reclassified to common stock and additional paid-in capital valued at $1,722.0. To protect the future dividends of these policyholders, we also established a closed block for their existing policies, which we describe in
Note 2.

ACCOUNTING CHANGES

As of December 31, 2003, we adopted a new accounting standard for special purpose variable interest entities which we describe further in Note 7. We recognized no cumulative effect of accounting change in 2003 as a result of our adoption of this new accounting standard.

At the beginning of 2002, we adopted a new accounting standard for goodwill and other intangible assets and recorded the cumulative effect of the adoption as a charge to earnings. We describe the adoption of this standard further in Note 4.

At the beginning of 2001, we adopted a new accounting standard for derivative instruments and recorded the cumulative effect of the adoption as a credit to both earnings and other comprehensive income. We describe the adoption further in Note 12. Also at the beginning of 2001, we changed our accounting for venture capital partnerships to remove the lag in reporting their operating results and recorded the effect of this change as a charge to earnings. Additionally, in the beginning of the second quarter of 2001, we adopted a new accounting pronouncement for securitized financial instruments and recorded the cumulative effect of the adoption as a charge to earnings. We describe these changes further in Note 3.

Pro forma information on income (loss) from continuing operations for 2001 assuming retroactive application of the accounting changes for goodwill and other intangible assets and venture capital partnerships follows:

                                                                     2001
                                                --------------------------------
                                                                     ACTUAL
                                                  PRO FORMA         RESTATED
                                                ---------------  ---------------

Income (loss) from continuing operations......   $       65.3     $       54.9

Effective January 1, 2004, we are required to adopt the AICPA's Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts (SOP 03-1). SOP 03-1 provides guidance related to the accounting, reporting and disclosure of certain insurance contracts and separate accounts, including guidance for computing reserves for products with guaranteed benefits, such as guaranteed minimum death benefits, and for products with annuitization benefits such as guaranteed minimum income benefits. In addition, SOP 03-1 addresses the presentation and reporting of separate accounts, as well as rules concerning the capitalization and amortization of sales inducements. This new accounting standard largely codifies our current accounting and reserving practices related to our applicable non-traditional long-duration contracts and separate accounts and, thus, our adoption is not expected to have a material effect on our financial statements.

We have restated certain 2002 and 2001 amounts on our Consolidated Statement of Income and Comprehensive Income and our Consolidated Balance Sheet with respect to our method of consolidation for several of our sponsored collateralized obligation trusts which we further describe in Note 7. Revised and originally reported amounts for select financial statement components for the years 2002 and 2001 and as of 2002 follow ($ amounts in millions, except per share data):

                                                                       2002                               2001
                                                         ---------------------------------  ---------------------------------
                                                               AS                AS               AS                AS
                                                            RESTATED          REPORTED         RESTATED          REPORTED
                                                         ---------------   ---------------  ---------------   ---------------
INCOME STATEMENT DATA
Investment income......................................   $      938.3      $      907.3     $      885.4      $      842.7
Realized investment gains (losses).....................          (43.8)            (17.5)           136.7             150.1
Interest expense on non-recourse
  collateralized obligations...........................           30.5              --               42.3              --
Net (income) loss from continuing operations...........          (11.0)             15.3             54.9              66.5
Net income (loss)......................................   $      (21.3)     $        5.0     $      (11.4)     $        1.1

BALANCE SHEET DATA
Available-for-sale equity securities...................   $      251.9      $      256.9
Available-for-sale debt and equity securities
  pledged as collateral................................        1,358.7              --
Cash and cash equivalents..............................        1,027.8             970.8
Other assets...........................................          158.0             146.8
Separate account assets................................        4,371.2              --
Separate account and investment trust assets...........           --             5,793.1
Non-recourse collateralized obligations................        1,609.5              --
Separate account liabilities...........................        4,371.2              --
Separate account and investment trust liabilities......           --             5,793.1
Minority interest in net assets of subsidiaries........           19.0               1.7
Stockholder's equity...................................   $    1,511.7      $    1,716.6

As reported 2002 and 2001, amounts reflect reclassifications related to discontinued operations and other reclassifications to conform to 2003 presentation. Reduction of December 2001 stockholder's equity due to the change in method of consolidation of $87.9 million is reflected as a decrease to 2002 opening stockholder's equity.

BUSINESS COMBINATIONS AND DISPOSITIONS

In January of 2001, Phoenix Life purchased the minority interest in Phoenix Investment Partners, Ltd. (Phoenix Investment Partners). This increased Phoenix Life's ownership from approximately 60% to 100%. On June 25, 2001 Phoenix Life sold Phoenix Investment Partners and certain other subsidiaries to The Phoenix Companies. Consequently, Phoenix Life's 2001 results include 100% of the results of Phoenix Investment Partners and certain other subsidiaries through June 25, 2001. Had both these transactions been completed at the beginning of 2001, our operating results would have differed. Selected operating information on a pro forma and an actual basis for the year 2001 follows:

                                                                  2001
                                                --------------------------------
                                                                     ACTUAL
                                                  PRO FORMA         RESTATED
                                                ---------------  ---------------

Revenues......................................   $    2,182.7     $    2,564.8
Income (loss) from continuing operations......   $      (35.0)    $       54.9


2. LIFE AND ANNUITY ACTIVITIES

The Life and Annuity activities includes individual life insurance and annuity products, including universal life, variable life, term life and fixed and variable annuities. It also includes the results of our closed block, which consists primarily of participating whole life products.

PREMIUM AND FEE REVENUE AND RELATED EXPENSES

We recognize life insurance premiums, other than premiums for universal life and certain annuity contracts, as premium revenue pro rata over the related contract periods. We match benefits, losses and related expenses with premiums over the related contract periods. Revenues for universal life products consist of net investment income and mortality, administration and surrender charges assessed against the fund values during the period. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values.

REINSURANCE

We use reinsurance agreements to provide for greater diversification of business, allow us to control exposure to potential losses arising from large risks and provide additional capacity for growth.

We recognize assets and liabilities related to reinsurance ceded contracts on a gross basis. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

We remain liable to the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect. Failure of the reinsurers to honor their obligations could result in losses to us; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize our exposure to significant losses from reinsurance insolvencies, we evaluate the financial condition of our reinsurers and monitor concentration of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers.

Our reinsurance program varies based on the type of risk, for example:

   o On direct policies, the maximum of individual life insurance retained by us on any one life is $10 million for single life and joint first-to-die policies and $12 million for joint last-to-die policies, with excess amounts ceded to reinsurers.
   o We reinsure 80% of the mortality risk on the inforce block of the Confederation Life business we acquired in December 1997.
   o We entered into two separate reinsurance agreements in 1998 and 1999 to reinsure 80% and 60%, respectively, of the mortality risk on a substantial portion of our otherwise retained individual life insurance business.
   o We reinsure 80% to 90% of the mortality risk on certain new issues of term.
   o We reinsure 100% of guaranteed minimum death benefits on a block of variable deferred annuities issued between January 1, 1996 through December 31, 1999, including subsequent deposits. We retain the guaranteed minimum death benefits risks on the remaining variable deferred annuity inforce that is not covered by this reinsurance arrangement.
   o We assume and cede business related to the group accident and health block in run-off. While we are not writing any new contracts, we are contractually obligated to assume and cede premiums related to existing contracts.

Additional information on direct business written and reinsurance assumed and ceded for continuing operations for 2003, 2002 and 2001 follows ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Direct premiums.........................................................    $    1,092.1     $    1,104.2     $    1,145.5
Premiums assumed from reinsureds........................................            15.5             16.9              0.6
Premiums ceded to reinsurers............................................           (65.4)           (39.1)           (33.4)
                                                                           ---------------  ---------------  ---------------
PREMIUMS................................................................    $    1,042.2     $    1,082.0     $    1,112.7
                                                                           ===============  ===============  ===============
Percentage of amount assumed to net premiums............................             1.5%             1.6%             0.1%
                                                                           ===============  ===============  ===============

Direct policy benefits incurred.........................................    $      404.1     $      370.2     $      366.5
Policy benefits assumed from reinsureds.................................            34.8             27.6             17.2
Policy benefits ceded to reinsurers.....................................           (57.1)           (47.0)           (53.0)
                                                                           ---------------  ---------------  ---------------
POLICY BENEFITS.........................................................    $      381.8     $      350.8     $      330.7
                                                                           ===============  ===============  ===============

Direct life insurance inforce...........................................    $  122,591.8     $  112,842.8     $  105,517.9
Life insurance inforce assumed from reinsureds..........................           168.7            440.9             28.1
Life insurance inforce ceded to reinsurers..............................       (77,214.9)       (74,265.8)       (69,127.0)
                                                                           ---------------  ---------------  ---------------
LIFE INSURANCE INFORCE..................................................    $   45,545.6     $   39,017.9     $   36,419.0
                                                                           ===============  ===============  ===============
Percentage of amount assumed to net insurance inforce...................             0.4%             1.1%             0.1%
                                                                           ===============  ===============  ===============

Irrevocable letters of credit aggregating $57.7 million at December 31, 2003 have been arranged with commercial banks in favor of us to collateralize the ceded reserves.

VALLEY FORGE LIFE INSURANCE

In July 2002, we acquired the variable life and variable annuity business of Valley Forge Life Insurance Company (a subsidiary of CNA Financial Corporation), effective July 1, 2002. The business acquired had a total account value of $557.0 at June 30, 2002. This transaction was effected through a combination of coinsurance and modified coinsurance.

DEFERRED POLICY ACQUISITION COSTS

The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to production of new business, are deferred. In connection with our acquisitions of the Confederation Life business (1997), we recognized an asset for the present value of future profits (PVFP) representing the present value of estimated net cash flows embedded in the existing contracts acquired. This asset is included in deferred acquisition costs (DAC).

We amortize DAC and PVFP based on the related policy's classification. For individual participating life insurance policies, DAC and PVFP are amortized in proportion to estimated gross margins. For universal life, variable universal life and accumulation annuities, DAC and PVFP are amortized in proportion to estimated gross profits. Policies may be surrendered for value or exchanged for a different one of our products (internal replacement); the DAC balance associated with the replaced or surrendered policies is amortized to reflect these surrenders.

The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality and contract cancellations (i.e., lapses, withdrawals and surrenders). These assumptions are reviewed on a regular basis and are generally based on our past experience, industry studies, regulatory requirements and judgments about the future. Changes in estimated gross margins and gross profits based on actual experiences are reflected as an adjustment to total amortization to date resulting in a charge or credit to earnings. Finally, analyses are performed periodically to assess whether there are sufficient gross margins or gross profits to amortize the remaining DAC balances.

In 2002, we revised the mortality assumptions used in the development of estimated gross margins for the traditional participating block of business to reflect favorable experience. This revision resulted in a decrease in deferred policy acquisition cost amortization of $22.1 million ($14.4 million after income taxes). Also in 2002, we revised the long-term market return assumption for the variable annuity block of business from 8% to 7%. In addition, we recorded an impairment charge related to the recoverability of our deferred acquisition cost asset related to the variable annuity business. The revision in long-term market return assumption and the impairment charge resulted in a $13.5 million pre-tax ($8.8 million after income taxes) increase in policy acquisition cost amortization expense in the third quarter of 2002.

The activity in deferred policy acquisition costs for the years 2003, 2002 and 2001 follows:

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Direct acquisition costs deferred excluding acquisitions................    $      205.5     $      217.0     $      206.1
Acquisition costs recognized in Valley Forge Life acquisition...........            --               48.5             --
Costs amortized to expenses:
  Recurring costs related to operations.................................           (98.1)           (88.5)          (122.5)
(Cost) credit related to realized investment gains or losses............             4.1            (25.1)           (10.5)
  Non-recurring (cost) or credit for change in actuarial assumptions....            --               22.1             --
(Cost) or credit offsets to net unrealized investment gains or losses
  included in other comprehensive income................................            12.4            (95.9)            28.5
Equity adjustment for policyholder dividend obligation..................            --               --                3.1
                                                                           ---------------  ---------------  ---------------
Change in deferred policy acquisition costs.............................           123.9             78.1            104.7
Deferred policy acquisition costs, beginning of year....................         1,201.8          1,123.7          1,019.0
                                                                           ---------------  ---------------  ---------------
DEFERRED POLICY ACQUISITION COSTS, END OF YEAR..........................    $    1,325.7     $    1,201.8     $    1,123.7
                                                                           ===============  ===============  ===============

POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for life and annuity products. We establish liabilities in amounts adequate to meet the estimated future obligations of policies inforce. Future policy benefits for traditional life insurance are computed using the net level premium method on the basis of actuarial assumptions as to contractual guaranteed rates of interest, mortality rates guaranteed in calculating the cash surrender values described in such contracts and morbidity. Future policy benefits for variable universal life, universal life and annuities in the accumulation phase are computed using the deposit-method which is the sum of the account balance, unearned revenue liability and liability for minimum policy benefits. Future policy benefits for term and annuities in the payout phase that have significant mortality risk are computed using the net premium method on the basis of actuarial assumptions at the issue date of these contracts for rates of interest, contract administrative expenses, mortality and surrenders. We establish liabilities for outstanding claims, losses and loss adjustment expenses based on individual case estimates for reported losses and estimates of unreported losses based on past experience.

Policyholder liabilities are primarily for participating life insurance policies and universal life insurance policies. For universal life, this includes deposits received from customers and investment earnings on their fund balances, which range from 4.0% to 6.25% as of December 31, 2003 and 4.0% to 7.0% as of December 31, 2002, less administrative and mortality charges.

POLICYHOLDER DEPOSIT FUNDS

Policyholder deposit funds primarily consist of annuity deposits received from customers, dividend accumulations and investment earnings on their fund balances, which range from 1.0% to 12.3% as of December 31, 2003, less administrative charges.

FAIR VALUE OF INVESTMENT CONTRACTS

For purposes of fair value disclosures (Note 12), we determine the fair value of guaranteed interest contracts by assuming a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of projected contractual liability payments through final maturity. We valued the fair value of deferred annuities and supplementary contracts without life contingencies with an interest guarantee of one year or less at the amount of the policy reserve. In determining the fair value of deferred annuities and supplementary contracts without life contingencies with interest guarantees greater than one year, we used a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of the projected account value of the policy at the end of the current guarantee period.

Deposit type funds, including pension deposit administration contracts, dividend accumulations, and other funds left on deposit not involving life contingencies, have interest guarantees of less than one year for which interest credited is closely tied to rates earned on owned assets. For these liabilities, we assume fair value to be equal to the stated liability balances.

PARTICIPATING LIFE INSURANCE

Participating life insurance inforce was 38.8% and 45.5% of the face value of total individual life insurance inforce at December 31, 2003 and 2002, respectively. The premiums on participating life insurance policies were 67.4%, 70.4% and 73.5% of total individual life insurance premiums in 2003, 2002, and 2001, respectively.

FUNDS UNDER MANAGEMENT

Activity in annuity funds under management for 2003, 2002 and 2001 follows ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Deposits................................................................    $    1,428.1     $    2,258.5     $    1,492.9
Performance.............................................................           865.2           (338.0)          (563.1)
Fees....................................................................           (57.7)           (58.8)           (67.3)
Benefits and surrenders.................................................          (925.3)          (777.3)          (516.6)
                                                                           ---------------  ---------------  ---------------
Change in funds under management........................................         1,310.3          1,084.4            345.9
Funds under management, beginning of year...............................         5,833.5          4,749.1          4,403.2
                                                                           ---------------  ---------------  ---------------
ANNUITY FUNDS UNDER MANAGEMENT, END OF YEAR.............................    $    7,143.8     $    5,833.5     $    4,749.1
                                                                           ===============  ===============  ===============

DEMUTUALIZATION AND CLOSED BLOCK

Phoenix Home Life Mutual Insurance Company demutualized on June 25, 2001 by converting from a mutual life insurance company to a stock life insurance company, became a wholly-owned subsidiary of The Phoenix Companies, Inc. and changed its name to Phoenix Life Insurance Company.

Effective June 30, 2001, we adopted a new accounting pronouncement, which provided guidance on accounting by insurance enterprises for demutualization, including the emergence of earnings from and the financial presentation of the closed block established in connection with the demutualization. The pronouncement specifies that closed block assets, liabilities, revenues and expenses should be displayed with all other assets, liabilities, revenues and expenses of the insurance enterprise based on the nature of the particular item, with appropriate disclosures relating to the closed block. We recorded a charge on adoption of $30.3 million to equity representing the establishment of the policyholder dividend obligation along with the corresponding effect on deferred policy acquisition costs and deferred income taxes.

As specified in the plan of reorganization, Phoenix Life established a closed block as of December 31, 1999 to preserve over time the reasonable dividend expectations of individual life and annuity policyholders for which dividends were currently being paid or were expected to be paid under the then-current dividend scale. The closed block comprises a defined limited group of policies and a defined set of assets, is governed by a set of operating rules and will continue in effect as long as any policy in the closed block remains in effect.

Phoenix Life allocated assets to the closed block in an amount we believed sufficient to produce cash flows which, together with anticipated premiums and other revenues from the policies included in the closed block, we expect to support payment of obligations relating to these policies. These obligations include the payment of claims, certain expenses, taxes and policyholder dividends, which we estimated to continue at rates in effect for 2000.

We use the same accounting principles to account for the participating policies included in the closed block as we used prior to the date of demutualization. The only accounting policy difference is the establishment of the policyholder dividend obligation, described below.

The closed block assets, including future assets from cash flows generated by the assets and premiums and other revenues from the policies in the closed block, will benefit only holders of the policies in the closed block. The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, investment purchases and sales, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions, investment income and realized investment gains and losses on investments held outside the closed block that support the closed block business. All of these excluded income and expense items enter into the determination of total gross margins of closed block policies for the purpose of amortization of deferred policy acquisition costs.

In our financial statements, we present closed block assets, liabilities, revenues and expenses together with all other assets, liabilities, revenues and expenses. Within closed block liabilities, we have established a policyholder dividend obligation to record an additional liability to closed block policyholders for cumulative closed block earnings in excess of expected amounts calculated at the date of demutualization. These closed block earnings will not inure to stockholders but will result in additional future dividends to closed block policyholders unless otherwise offset by future performance of the closed block that is less favorable than expected.

As closed block liabilities exceed closed block assets, we have a net closed block liability at each period-end. This net liability represents the maximum future earning contribution to be recognized from the closed block and the change in this net liability each period is in the earnings contribution recognized from the closed block for the period. To the extent that actual cash flows differ from amounts anticipated, we may adjust policyholder dividends. If the closed block has excess funds, those funds will be available only to the closed block policyholders. However, if the closed block has insufficient funds to make policy benefit payments that are guaranteed, the payments will be made from assets outside of the closed block.

Summarized information on closed block assets and liabilities as of December 31, 2003 and 2002 and inception (December 31, 1999) follows ($ amounts in millions):

                                                                                2003             2002           INCEPTION
                                                                           ---------------  ---------------  ----------------

Debt securities.........................................................    $    6,906.4     $    6,431.1     $    4,773.1
Equity securities.......................................................            82.9             --               --
Mortgage loans..........................................................           228.5            373.2            399.0
Venture capital partnerships............................................            38.6              0.8             --
Policy loans............................................................         1,386.8          1,399.0          1,380.0
Other invested assets...................................................            46.7             --               --
                                                                           ---------------  ---------------  ----------------
Total closed block investments..........................................         8,689.9          8,204.1          6,552.1
Cash and cash equivalents...............................................            40.5            187.1             --
Accrued investment income...............................................           120.2            110.9            106.8
Receivables.............................................................            43.0             42.1             35.2
Deferred income taxes...................................................           377.0            402.7            389.4
Other closed block assets...............................................            62.3             45.2              6.2
                                                                           ---------------  ---------------  ----------------
TOTAL CLOSED BLOCK ASSETS...............................................         9,332.9          8,992.1          7,089.7
                                                                           ---------------  ---------------  ----------------
Policy liabilities and accruals.........................................         9,723.1          9,449.0          8,301.7
Policyholder dividends payable..........................................           369.8            363.4            325.1
Policyholder dividend obligation........................................           519.2            547.3             --
Other closed block liabilities..........................................            63.0             24.2             12.3
                                                                           ---------------  ---------------  ----------------
TOTAL CLOSED BLOCK LIABILITIES..........................................        10,675.1         10,383.9          8,639.1
                                                                           ---------------  ---------------  ----------------
EXCESS OF CLOSED BLOCK LIABILITIES OVER CLOSED BLOCK ASSETS.............    $    1,342.2     $    1,391.8     $    1,549.4
                                                                           ===============  ===============  ================

Closed block revenues and expenses and changes in the policyholder dividend obligation, all for the cumulative period from inception through December 31, 2003, the years 2003 and 2002 follow ($ amounts in millions):

                                                                             CUMULATIVE
                                                                                FROM
                                                                             INCEPTION           2003             2002
                                                                           ---------------  ---------------  ---------------


Premiums................................................................    $    4,238.1     $    1,000.1     $    1,043.2
Net investment income...................................................         2,211.2            573.1            562.0
Net realized investment losses..........................................           (89.1)            (9.4)           (49.3)
                                                                           ---------------  ---------------  ---------------
TOTAL REVENUES..........................................................         6,360.2          1,563.8          1,555.9
                                                                           ---------------  ---------------  ---------------
Policy benefits, excluding dividends....................................         4,360.5          1,058.0          1,079.4
Other operating expenses................................................            49.0             10.0             10.3
                                                                           ---------------  ---------------  ---------------
Total benefits and expenses, excluding policyholder dividends...........         4,409.5          1,068.0          1,089.7
                                                                           ---------------  ---------------  ---------------
Closed block contribution to income before dividends and income taxes...         1,950.7            495.8            466.2
Policyholder dividends..................................................         1,596.3            419.4            400.7
                                                                           ---------------  ---------------  ---------------
Closed block contribution to income before income taxes.................           354.4             76.4             65.5
Applicable income taxes.................................................           124.5             26.8             22.6
                                                                           ---------------  ---------------  ---------------
CLOSED BLOCK CONTRIBUTION TO INCOME.....................................    $      229.9     $       49.6     $       42.9
                                                                           ===============  ===============  ===============

Policyholder dividends provided through earnings........................    $    1,641.5     $      419.4     $      400.7
Policyholder dividends provided through other comprehensive income......           432.7            (45.5)           369.4
                                                                           ---------------  ---------------  ---------------
ADDITIONS TO POLICYHOLDER DIVIDEND LIABILITIES..........................         2,074.2            373.9            770.1
POLICYHOLDER DIVIDENDS PAID.............................................        (1,510.3)          (395.6)          (383.9)
                                                                           ---------------  ---------------  ---------------
Change in policyholder dividend liabilities.............................           563.9            (21.7)           386.2
Policyholder dividend liabilities, beginning of period..................           325.1            910.7            524.5
                                                                           ---------------  ---------------  ---------------
Policyholder dividend liabilities, end of period........................           889.0            889.0            910.7
Less: policyholder dividends payable, end of period.....................           369.8            369.8            363.4
                                                                           ---------------  ---------------  ---------------
POLICYHOLDER DIVIDEND OBLIGATION, END OF PERIOD.........................    $      519.2     $      519.2     $      547.3
                                                                           ===============  ===============  ===============

In addition to the closed block assets, we hold assets outside the closed block in support of closed block liabilities. We recognize investment earnings on these invested assets, less deferred policy acquisition cost amortization and allocated expenses, as an additional source of earnings to our stockholders.


3. INVESTING ACTIVITIES

DEBT AND EQUITY SECURITIES

We classify our debt and equity securities as available-for-sale and report them in our balance sheet at fair value. Fair value is based on quoted market price, where available. When quoted market prices are not available, we estimate fair value by discounting debt security cash flows to reflect interest rates currently being offered on similar terms to borrowers of similar credit quality (private placement debt securities), by quoted market prices of comparable instruments (untraded public debt securities) and by independent pricing sources or internally developed pricing models (equity securities).

See Note 7 for information on available-for-sale debt and equity securities pledged as collateral.

Fair value and cost of our debt securities at December 31, 2003 and 2002 follows:

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                           FAIR VALUE           COST          FAIR VALUE          COST
                                                         ---------------   ---------------  ---------------  ---------------

U.S. government and agency.............................   $      755.2      $      714.5     $      457.0     $      426.7
State and political subdivision........................          510.3             468.4            534.7            481.9
Foreign government.....................................          260.4             239.0            183.9            168.4
Corporate..............................................        6,763.4           6,408.2          5,485.2          5,138.7
Mortgage-backed........................................        3,097.5           2,963.4          3,099.9          2,901.9
Other asset-backed.....................................        1,882.0           1,863.6          2,128.8          2,094.1
                                                         ---------------   ---------------  ---------------  ---------------
DEBT SECURITIES........................................   $   13,268.8      $   12,657.1     $   11,889.5     $   11,211.7
                                                         ===============   ===============  ===============  ===============

Amounts applicable to the closed block.................   $    6,906.4      $    6,471.1     $    6,431.1     $    5,952.9
                                                         ===============   ===============  ===============  ===============

For mortgage-backed and other asset-backed debt securities, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic lives of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and any resulting adjustment is included in net investment income. For certain asset-backed securities, changes in estimated yield are recorded on a prospective basis and specific valuation methods are applied to these securities to determine if there has been an other-than-temporary decline in value.

For 2003 and 2002, net investment income was lower by $10.4 million and $6.2 million, respectively, due to non-income producing debt securities. Of these amounts, $5.5 million and $5.2 million, respectively, related to the closed block.

Fair value and cost of our general account equity securities as of December 31, 2003 and 2002 follow ($ amounts in millions):

                                                                      2003                               2002
                                                          FAIR VALUE           COST          FAIR VALUE          COST
                                                         ---------------   ---------------  ---------------  ---------------

Hilb, Rogal and Hamilton (HRH) common stock............   $       --        $       --       $       11.1     $        2.6
GE Life and Annuity Assurance and
  GE Group Life Assurance common stock.................           --                --               60.5             50.4
Lombard International Assurance, S.A...................           41.1              41.1             33.8             33.8
PXRE Group common stock................................           --                --               27.7              9.4
Other equity securities................................          142.9             127.3            118.8            112.4
                                                         ---------------   ---------------  ---------------  ---------------
EQUITY SECURITIES......................................   $      184.0      $      168.4     $      251.9     $      208.6
                                                         ===============   ===============  ===============  ===============

Amounts applicable to the closed block.................   $       82.9      $       75.0     $       --       $       --
                                                         ===============   ===============  ===============  ===============

In the fourth quarter of 2003, we sold our 3.0% and 3.1% equity interests in two life insurance subsidiaries of General Electric Company for $72.0 million and realized a gain of $21.6 million ($14.0 million after income taxes). Also in that quarter, we sold our 9.3% equity interest in PXRE Group Ltd., a property catastrophe reinsurer, for $23.1 million and realized a gain of $13.7 million ($8.9 million after income taxes).

Lombard International Assurance, S.A. (Lombard) is a pan-European life insurance company, based in Luxembourg, which writes unit-linked life assurance policies for high-net-worth private investors. We own 12% of Lombard's ordinary shares and Aberdeen owns an additional 15% of Lombard's ordinary shares.

Hilb, Rogal and Hamilton Company (HRH) is a Virginia-based property and casualty insurance and employee benefit products distributor, traded on the New York Stock Exchange; we owned 6.4% of its common shares, as well as convertible debt securities, and, prior to November 2002, we had a contractual right to designate two nominees for election to its board of directors. In November 2002, we completed a transaction where it is no longer appropriate to consider HRH as an affiliate for accounting and reporting purposes.

Our ownership of HRH included common stock and convertible notes, which we received when we sold our property and casualty insurance distribution business to HRH in 1999. The common stock and the notes, if converted, would have represented 16.8% of HRH's common stock outstanding.

On November 12, 2002, we converted our HRH note into shares of HRH common stock, when our total HRH holdings had a total fair value of $167.1. On the following day, we sold shares of HRH common stock to The Phoenix Companies for $157.4.

As a result of these transactions, we recorded a gross realized investment gain of $107.1 in 2002. Net of offsets for applicable deferred policy acquisition costs, our realized gain was $38.8. We calculated our gains using the specific identification of the securities sold.

In 2003, we sold our remaining shares of HRH common stock in the open market for $9.4 million and recorded a gross realized investment gain of $6.9 million ($4.5 million after income taxes).

Gross and net unrealized gains and losses from our general account's debt and equity securities as of December 31, 2003 and 2002 follow ($ amounts in millions):

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                             GAINS             LOSSES           GAINS            LOSSES
                                                         ---------------   ---------------  ---------------  ---------------

U.S. government and agency.............................   $       44.0      $       (1.5)    $       30.5     $       (0.2)
State and political subdivision........................           43.5              (1.6)            53.1             (0.3)
Foreign government.....................................           23.2              (1.8)            20.2             (4.7)
Corporate..............................................          400.4             (47.0)           442.8            (96.3)
Mortgage-backed........................................          143.4              (9.3)           198.5             (0.5)
Other asset-backed.....................................           55.6             (37.2)            85.0            (50.3)
                                                         ---------------   ---------------  ---------------  ---------------
Debt securities gains and losses.......................   $      710.1      $      (98.4)    $      830.1     $     (152.3)
                                                         ===============   ===============  ===============  ===============
DEBT SECURITIES NET GAINS..............................   $      611.7                       $      677.8
                                                         ===============                    ===============

Hilb, Rogal and Hamilton common stock..................   $       --        $       --       $        8.5     $       --
GE Life and Annuity Assurance and
  GE Group Life Assurance common stock.................           --                --               10.1             --
PXRE Group common stock................................           --                --               18.3             --
Other equity securities................................           17.4              (1.8)            21.8            (15.4)
                                                         ---------------   ---------------  ---------------  ---------------
Equity securities gains and losses.....................   $       17.4      $       (1.8)    $       58.7     $      (15.4)
                                                         ===============   ===============  ===============  ===============
EQUITY SECURITIES NET GAINS............................   $       15.6                       $       43.3
                                                         ===============                    ===============

The aging of temporarily impaired general account debt and equity securities as of December 31, 2003 is as follows ($ amounts in millions):

                                               LESS THAN 12 MONTHS       GREATER THAN 12 MONTHS               TOTAL
                                            --------------------------- --------------------------- ---------------------------
                                                FAIR       UNREALIZED       FAIR       UNREALIZED       FAIR       UNREALIZED
                                                VALUE        LOSSES        VALUE         LOSSES        VALUE         LOSSES
                                            ------------- ------------- ------------- ------------- ------------- -------------
DEBT SECURITIES
U.S. government and agency................   $     90.2    $     (1.5)   $     --      $     --      $     90.2    $     (1.5)
State and political subdivision...........         63.8          (1.6)         --            --            63.8          (1.6)
Foreign government........................         14.6          (1.8)         --            --            14.6          (1.8)
Corporate.................................        915.9         (31.5)        193.6         (15.5)      1,109.5         (47.0)
Mortgage-backed...........................        640.7          (9.3)          1.5          --           642.2          (9.3)
Other asset-backed........................        240.4         (10.6)        135.4         (26.6)        375.8         (37.2)
                                            ------------- ------------- ------------- ------------- ------------- -------------
DEBT SECURITIES...........................   $  1,965.6    $    (56.3)   $    330.5    $    (42.1)   $  2,296.1    $    (98.4)
COMMON STOCK..............................         21.1          (1.2)          3.7          (0.6)         24.8          (1.8)
                                            ------------- ------------- ------------- ------------- ------------- -------------
TOTAL TEMPORARILY IMPAIRED SECURITIES.....   $  1,986.7    $    (57.5)   $    334.2    $    (42.7)   $  2,320.9    $   (100.2)
                                            ============= ============= ============= ============= ============= =============

AMOUNTS INSIDE THE CLOSED BLOCK...........   $    957.0    $    (31.2)   $    150.0    $    (17.7)   $  1,107.0    $    (48.9)
                                            ============= ============= ============= ============= ============= =============

AMOUNTS OUTSIDE THE CLOSED BLOCK..........   $  1,029.7    $    (26.3)   $    184.2    $    (25.0)   $  1,213.9    $    (51.3)
                                            ============= ============= ============= ============= ============= =============

AMOUNTS OUTSIDE THE CLOSED BLOCK
  THAT ARE BELOW INVESTMENT GRADE.........   $     39.8    $     (3.0)   $     53.3    $    (11.9)   $     93.1    $    (14.9)
                                            ============= ============= ============= ============= ============= =============
AFTER OFFSETS FOR DEFERRED ACQUISITION
  COST ADJUSTMENT AND TAXES...............                 $     (1.3)                 $     (4.9)                 $     (6.2)
                                                          =============               =============               =============

Below investment grade debt securities outside the closed block with a fair value less than 80% of the security's amortized cost totals $5.3 million at December 31, 2003, $4.8 million ($2.0 million after offsets for taxes and deferred policy acquisition cost amortization) of which has been in an unrealized loss for greater than 12 months.

Below investment grade debt securities held in the closed block with a fair value of less than 80% of the securities' amortized cost totals $10.2 million at December 31, 2003, $7.0 million ($0 after offsets for change in policy dividend obligation) of which has been in an unrealized loss for greater than 12 months.

These securities are considered to be temporarily impaired at December 31, 2003 as each of these securities has performed, and is expected to continue to perform, in accordance with their original contractual terms.

MORTGAGE LOANS AND REAL ESTATE

We report mortgage loans at unpaid principal balances, net of valuation reserves on impaired mortgages. We consider a mortgage loan to be impaired if we believe it is probable that we will be unable to collect all amounts of contractual interest and principal as scheduled in the loan agreement. We do not accrue interest income on impaired mortgage loans when the likelihood of collection is doubtful.

For purpose of fair value disclosures (Note 12), we estimated the fair value of mortgage loans by discounting the present value of scheduled loan payments. We based the discount rate on the comparable U.S. Treasury rates for loan durations plus spreads of 130 to 800 basis points, depending on our internal quality ratings of the loans. For in-process-of-foreclosure or defaulted loans, we estimated fair value as the lower of the underlying collateral value or the loan balance.

Our mortgage loans are diversified by property type, location and borrower. Mortgage loans are collateralized by the related properties and are generally no greater than 75% of the properties' value at the time the loans are originated. The carrying value of our investments in mortgage loans by property type and their fair value at December 31, 2003 and 2002 follows ($ amounts in millions):

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                            CARRYING                           CARRYING
                                                             VALUE           FAIR VALUE         VALUE          FAIR VALUE
                                                         ---------------   ---------------  ---------------  ---------------
PROPERTY TYPE
Apartment buildings....................................   $      105.1      $      106.7     $      159.0     $      160.3
Office buildings.......................................           49.0              49.7            131.5            132.6
Retail stores..........................................          109.0             110.7            151.5            152.7
Industrial buildings...................................           33.7              34.2             42.2             42.5
Other..................................................            0.1               0.1              0.1              0.1
                                                         ---------------   ---------------  ---------------  ---------------
Subtotal...............................................          296.9             301.4            484.3            488.2
Less: valuation allowances.............................           12.8              --               15.5             --
                                                         ---------------   ---------------  ---------------  ---------------
MORTGAGE LOANS.........................................   $      284.1      $      301.4     $      468.8     $      488.2
                                                         ===============   ===============  ===============  ===============

Amounts applicable to the closed block.................   $      228.5      $      242.4     $      373.2     $      388.6
                                                         ===============   ===============  ===============  ===============

The carrying values of delinquent and in-process-of-foreclosure mortgage loans as of December 31, 2003 and 2002 were $0.0 million and $5.6 million, respectively. The carrying values of mortgage loans on which the payment terms have been restructured or modified were $25.8 million and $29.5 million as of December 31, 2003 and 2002, respectively. We have provided valuation allowances for delinquent, in-process-of-foreclosure and restructured or modified mortgage loans.

Activity in the valuation allowance, which has been deducted in arriving at mortgage loan carrying value, for 2003, 2002 and 2001 follows ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Valuation allowance, beginning of year..................................    $       15.5     $       15.0     $        9.1
Additions charged to income.............................................             0.8              0.6              6.1
Deductions for write-offs and disposals.................................            (3.5)            (0.1)            (0.2)
                                                                           ---------------  ---------------  ---------------
VALUATION ALLOWANCE, END OF YEAR........................................    $       12.8     $       15.5     $       15.0
                                                                           ===============  ===============  ===============

Interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $3.0 million, $3.5 million and $3.6 million in 2003, 2002 and 2001, respectively. Actual interest income on these loans included in net investment income was $2.3 million, $2.7 million and $2.4 million in 2003, 2002 and 2001, respectively. The amount of interest foregone by non-income producing mortgage loans was $0.0 million for 2003 and $0.6 million for 2002. There were no non-income producing mortgage loans during 2001.

VENTURE CAPITAL PARTNERSHIPS

We invest as a limited partner in venture capital limited partnerships. Generally, these partnerships focus on early-stage ventures, primarily in the information technology and life science industries and leveraged buyout funds. We also have direct equity investments in leveraged buyouts and corporate acquisitions.

We record our equity in the earnings of venture capital partnerships in net investment income using the most recent financial information received from the partnerships and estimating the earnings for any lag in reporting. Effective January 1, 2001, we changed our accounting for venture capital partnership earnings to eliminate the quarterly lag in information provided to us. We did this by estimating the change in our share of partnership earnings for the quarter. This change resulted in a $75.1 million charge ($48.8 million charge after income taxes), representing the cumulative effect of this accounting change on the fourth quarter of 2000.

To estimate the net equity in earnings of the venture capital partnerships for each quarter, we developed a methodology to estimate the change in value of the underlying investee companies in the venture capital partnerships. For public investee companies, we used quoted market prices at the end of each quarter, applying liquidity discounts to these prices in instances where such discounts were applied in the underlying partnerships' financial statements. For private investee companies, we applied a public industry sector index to roll the value forward each quarter. We apply this methodology consistently each quarter with subsequent adjustments to reflect market events reported by the partnerships (e.g., new rounds of financing, initial public offerings and writedowns by the general partners). Our methodology recognizes downward adjustments based on the indices, but limits upward adjustments to the amounts previously reported by the partnerships. In addition, we annually revise the valuations we have assigned to the investee companies to reflect the valuations in the audited financial statements received from the venture capital partnerships.

Our venture capital earnings are subject to variability.

The components of net investment income related to venture capital partnerships for 2003, 2002 and 2001 follow ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Net realized gains (losses) on partnership cash and stock distributions.    $       17.4     $       (4.7)    $       17.8
Net unrealized gains (losses) on partnership investments................            38.2            (47.2)           (95.9)
Partnership operating expenses..........................................            (6.6)            (7.4)            (6.4)
                                                                           ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)............................................    $       49.0     $      (59.3)    $      (84.5)
                                                                           ===============  ===============  ===============

Amounts applicable to the closed block..................................    $       12.8     $       --       $       --
                                                                           ===============  ===============  ===============
Amounts applicable to the Venture Capital segment.......................    $       36.2     $      (59.3)    $      (84.5)
                                                                           ===============  ===============  ===============

As indicated above, we record our equity in earnings of venture capital partnerships based on the most recent financial information and by estimating the earnings for any lag in partnership reporting. As a result, the effect of our adjusting our estimates to actual results reflected in partnership financial statements was to increase net investment income as follows ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Closed block............................................................    $       --       $       --       $       --
Venture Capital segment.................................................            33.4             12.8             --
                                                                           ---------------  ---------------  ---------------
TOTAL...................................................................    $       33.4     $       12.8     $       --
                                                                           ===============  ===============  ===============

Investment activity in venture capital partnerships for the years 2003, 2002 and 2001 and unfunded commitments as of December 31, 2003, 2002 and 2001 follows ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Contributions...........................................................    $       41.3     $       43.0     $       47.0
Equity in earnings (losses) of partnerships.............................            49.0            (59.3)           (84.5)
Cumulative effect of accounting change..................................            --               --              (75.1)
Distributions...........................................................           (43.6)           (41.7)           (63.0)
Proceeds from sale of partnership interests.............................           (26.1)            --               --
Realized loss on sale of partnership interests..........................           (14.3)            (5.1)            --
                                                                           ---------------  ---------------  ---------------
Change in venture capital partnerships..................................             6.3            (63.1)          (175.6)
Venture capital partnership investments, beginning of period............           228.6            291.7            467.3
                                                                           ---------------  ---------------  ---------------
VENTURE CAPITAL PARTNERSHIP INVESTMENTS, END OF PERIOD..................    $      234.9     $      228.6     $      291.7
                                                                           ===============  ===============  ===============

Unfunded commitments, end of period.....................................    $      125.0     $      154.7     $      166.8
                                                                           ===============  ===============  ===============

Amounts applicable to the closed block:
Venture capital partnerships............................................    $       38.6     $        0.8     $       --
                                                                           ===============  ===============  ===============
Unfunded commitments....................................................    $       48.3     $       23.4     $       --
                                                                           ===============  ===============  ===============

Amounts applicable to Venture Capital segment:
Venture capital partnerships............................................    $      196.3     $      227.8     $      291.7
                                                                           ===============  ===============  ===============
Unfunded commitments....................................................    $       76.7     $      131.3     $      166.8
                                                                           ===============  ===============  ===============

In February 2003, we sold a 50% interest in certain of our venture capital partnerships to an outside party and transferred the remaining 50% interest to our closed block. The carrying value of the partnerships sold and transferred totaled $52.2 million after realizing a loss of $5.1 million in 2002 and $14.3 million in 2003 to reflect the proceeds received. The unfunded commitments of the partnerships sold and transferred totaled $27.2 million; the outside party and the closed block will each fund half of these commitments.

AFFILIATE EQUITY AND DEBT SECURITIES

Our investments in affiliate equity and debt securities represent investments in operating entities in which we own less than a majority of the outstanding common stock and where we exercise significant influence over the operating and financial policies of the companies. We use the equity method of accounting for our investments in common stock of these affiliates; we use fair value to report our investments in these affiliates' debt securities.

We evaluate our equity method investments for an other than temporary impairment at each balance sheet date considering quantitative and qualitative factors including quoted market price of underlying equity securities, the duration the carrying value is in excess of fair value and historical and projected earnings and cash flow capacity.

Carrying value and cost of affiliate equity securities and affiliate debt securities (which are included in the debt securities caption) as of December 31, 2003 and 2002 follows ($ amounts in millions):

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                            CARRYING                           CARRYING
                                                             VALUE              COST            VALUE             COST
                                                         ---------------   ---------------  ---------------  ---------------

Aberdeen common stock..................................   $       38.3      $       20.0     $      119.3     $      109.1
Other..................................................            9.2              18.9             15.4             26.5
                                                         ---------------   ---------------  ---------------  ---------------
AFFILIATE EQUITY SECURITIES............................   $       47.5      $       38.9     $      134.7     $      135.6
                                                         ===============   ===============  ===============  ===============

Aberdeen 7.5% convertible notes........................   $       27.5      $       27.5     $       37.5     $       37.5
Aberdeen 5.875% convertible notes......................           --                --               15.2             19.0
                                                         ---------------   ---------------  ---------------  ---------------
AFFILIATE DEBT SECURITIES..............................   $       27.5      $       27.5     $       52.7     $       56.5
                                                         ===============   ===============  ===============  ===============

Sources of equity in earnings from affiliate equity securities and interest earned from affiliate debt securities (included in the debt securities caption) for 2003, 2002 and 2001 follow ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Aberdeen common stock dividends.........................................    $        2.7     $        3.8     $        6.3
Equity in Aberdeen undistributed income (loss)..........................            --                2.3             (0.5)
HRH common stock dividends..............................................            --                0.5              0.6
Equity in HRH undistributed income......................................            --                2.5              1.9
Other...................................................................            (2.7)            (3.2)            (0.1)
                                                                           ---------------  ---------------  ---------------
AFFILIATE EQUITY SECURITIES INVESTMENT INCOME...........................    $       --       $        5.9     $        8.2
                                                                           ===============  ===============  ===============

Aberdeen convertible notes and bonds....................................    $        2.5     $        3.8     $        2.6
Aberdeen 5.875% convertible notes.......................................             0.1              1.3              1.7
                                                                           ---------------  ---------------  ---------------
AFFILIATE DEBT SECURITIES INVESTMENT INCOME.............................    $        2.6     $        5.1     $        4.3
                                                                           ===============  ===============  ===============

ABERDEEN. We own 38,100,000 shares of Aberdeen common stock, which represent 16.2% of its outstanding shares as of December 31, 2003 (22% at December 31, 2002). We purchased these shares between 1996 and 2001 (at a total cost of $109.1 million). During the second quarter of 2003, we recorded a charge of $89.1 million ($55.0 million after income taxes) related to an other-than-temporary impairment of our equity investment in Aberdeen. The fair value of our Aberdeen common stock, based on the London Stock Exchange closing market prices, was $67.5 million, $54.4 million and $43.6 million as of March 31, 2004, December 31, 2003 and 2002, respectively.

We also own $27.5 million in 7.5% Aberdeen convertible subordinated notes issued in 1996. The notes mature on March 29, 2004, subject to two six-month extensions at Aberdeen's option with an increase in the interest rate to at least 8.0%. Subsequent to year-end, Aberdeen elected to extend the maturity of these notes for six months with an increase in the interest rate to 8.0%. The conversion price for the notes is in excess of Aberdeen's common stock price as of December 31, 2003. During 2003, we received principal payments of $10.0 million on the notes. Also, during the fourth quarter of 2003, we sold [pound] 13.0 million ($19.0 million) in Aberdeen 5.875% convertible bonds and realized a gain of $0.7 million.

POLICY LOANS AND OTHER INVESTED ASSETS

Policy loans are carried at their unpaid principal balances and are collateralized by the cash values of the related policies. For purposes of fair value disclosures (Note 12), we estimate the fair value of fixed rate policy loans by discounting loan interest and loan repayments. We base the discount rate on the 10-year U.S. Treasury rate. We assume that loan interest payments are made at the fixed rate less 17.5 basis points and that loan repayments only occur as a result of anticipated policy lapses. For variable rate policy loans, we consider the unpaid loan balance as fair value, as interest rates on these loans are reset annually based on market rates.

Other investments primarily include leveraged lease investments and other partnership and joint venture interests. Leveraged lease investments represent the net amount of the estimated residual value of the lease assets, rental receivables and unearned and deferred income to be allocated over the lease term. Investment income is calculated using the interest method and is recognized only in periods in which the net investment is positive. Other partnership and joint venture interests in which we do not have control or a majority ownership interest are recorded using the equity method of accounting. These investments include affordable housing, mezzanine and other partnership interests.

Our derivative instruments primarily include interest rate swap agreements. We report these contracts at fair values, which are based on current settlement values. These values are determined by brokerage quotes that utilize pricing models or formulas based on current assumptions for the respective agreements.

Other invested assets as of December 31, 2003 and 2002 follow ($ amounts in millions):

                                                                                                 2003             2002
                                                                                            ---------------  ---------------

Transportation and other equipment leases.................................................   $       68.7     $       66.0
Separate account equity investments.......................................................           49.2             36.0
Mezzanine partnerships....................................................................           50.9             45.4
Affordable housing partnerships...........................................................           24.8             25.7
Derivative instruments (Note 12)..........................................................           30.0             37.1
Other affiliate investments...............................................................           20.3             35.5
Real estate...............................................................................           64.0             69.6
Other partnership interests...............................................................           80.8             65.6
                                                                                            ---------------  ---------------
OTHER INVESTED ASSETS.....................................................................   $      388.7     $      380.9
                                                                                            ===============  ===============

Amounts applicable to the closed block....................................................   $       46.7     $       --
                                                                                            ===============  ===============

NET INVESTMENT INCOME AND NET REALIZED INVESTMENT GAINS (LOSSES)

We recognize realized investment gains and losses on asset dispositions and when declines in fair value of debt and equity securities are considered to be other-than-temporarily impaired. The cost basis of these written down investments is adjusted to fair value at the date the determination of impairment is made and the new cost basis is not changed for subsequent recoveries in value. The closed block policyholder dividend obligation, applicable deferred policy acquisition costs and applicable income taxes, which offset realized investment gains and losses, are each reported separately as components of net income.

Effective April 1, 2001, we adopted a new accounting pronouncement for securitized financial instruments. This pronouncement requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and to apply specific valuation methods to these securities to determine if there has been an other-than-temporary decline in value. Upon adoption of this pronouncement, we recorded a $31.6 million charge ($20.5 million charge after income taxes) as the cumulative effect of an accounting change.

Sources of net investment income for the years 2003, 2002 and 2001 follow ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Debt securities.........................................................    $      767.0     $      734.1     $      681.9
Equity securities.......................................................             2.1              3.9              5.2
Mortgage loans..........................................................            32.6             40.4             45.0
Venture capital partnerships............................................            49.0            (59.3)           (84.5)
Affiliate equity securities.............................................            --                5.9              8.2
Policy loans............................................................           171.7            171.8            168.6
Other investments.......................................................            35.0             17.1             23.2
Cash and cash equivalents...............................................             6.8             10.8             15.2
                                                                           ---------------  ---------------  ---------------
Total investment income.................................................         1,064.2            924.7            862.8
Less:  investment expenses..............................................            18.2             17.4             20.2
                                                                           ---------------  ---------------  ---------------
NET INVESTMENT INCOME, GENERAL ACCOUNT INVESTMENTS......................         1,046.0            907.3            842.6
Debt and equity securities pledged as collateral (Note 7)...............            52.2             31.0             42.8
                                                                           ---------------  ---------------  ---------------
NET INVESTMENT INCOME...................................................    $    1,098.2     $      938.3     $      885.4
                                                                           ===============  ===============  ===============

Amounts applicable to the closed block..................................    $      573.1     $      562.0     $      281.1
                                                                           ===============  ===============  ===============

Sources of realized investment gains (losses) for 2003, 2002 and 2001 follow ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Debt security impairments...............................................    $      (76.1)    $     (114.3)    $      (46.1)
Equity security impairments.............................................            (4.3)            (9.8)            --
Mortgage loan impairments...............................................            (4.1)            (0.6)            (6.1)
Venture capital partnership impairments.................................            (4.6)            (5.1)            --
Affiliate equity security impairments...................................           (96.9)            --               --
Other invested asset impairments........................................           (16.5)           (22.0)            (3.7)
Debt and equity securities pledged as collateral impairments............            (8.3)           (34.9)           (39.0)
                                                                           ---------------  ---------------  ---------------
IMPAIRMENT LOSSES.......................................................          (210.8)          (186.7)           (94.9)
                                                                           ---------------  ---------------  ---------------
Debt security transaction gains.........................................            93.7             92.6             53.2
Debt security transaction losses........................................           (28.9)           (45.9)           (31.5)
Equity security transaction gains.......................................            58.8            116.3             12.2
Equity security transaction losses......................................           (11.2)           (22.4)           (21.0)
Mortgage loan transaction gains (losses)................................            (1.3)             0.2              7.1
Venture capital partnership transaction losses..........................            (9.7)            --               --
Other invested asset transaction gains (losses).........................             9.4              2.1            211.6
                                                                           ---------------  ---------------  ---------------
NET TRANSACTION GAINS...................................................           110.8            142.9            231.6
                                                                           ---------------  ---------------  ---------------
NET REALIZED INVESTMENT LOSSES..........................................    $     (100.0)    $      (43.8)    $      136.7
                                                                           ---------------  ---------------  ---------------

Net realized investment losses..........................................    $     (100.0)    $      (43.8)    $      136.7
                                                                           ---------------  ---------------  ---------------
Applicable closed block policyholder
  dividend obligation (reduction).......................................            (5.9)           (40.3)           (15.4)
Applicable deferred policy acquisition costs (benefit)..................            (4.1)            25.1             10.5
Applicable deferred income tax benefit..................................           (36.3)            (0.5)            53.4
                                                                           ---------------  ---------------  ---------------
Offsets to realized investment losses...................................           (46.3)           (15.7)            48.5
                                                                           ---------------  ---------------  ---------------
NET REALIZED INVESTMENT LOSSES INCLUDED IN NET INCOME...................    $      (53.7)    $      (28.1)    $       88.2
                                                                           ===============  ===============  ===============

Included in realized impairment losses on debt and equity securities pledged as collateral above, are impairments relating to our direct investments in the consolidated collateralized obligation trusts of $5.9 million, $8.6 million and $26.5 million for 2003, 2002 and 2001, respectively.

In February 2004, we announced the execution of an agreement to sell our Enfield, Connecticut office facility which sale is expected to close in the second quarter of 2004. We have recorded a $6.2 million ($4.0 million after-tax) realized impairment loss in the fourth quarter of 2003.

UNREALIZED INVESTMENT GAINS (LOSSES)

We recognize unrealized investment gains and losses on investments in debt and equity securities that we classify as available-for-sale. These gains and losses are reported as a component of other comprehensive income, net of the closed block policyholder dividend obligation, applicable deferred policy acquisition costs and applicable deferred income taxes.

Sources of net unrealized investment gains (losses) for 2003, 2002 and 2001 follow ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Debt securities.........................................................    $      (66.1)    $      404.1     $      200.3
Equity securities.......................................................           (27.7)            22.8            (23.8)
Debt and equity securities pledged as collateral........................           116.4             42.6            (44.6)
Other investments.......................................................             4.9             (1.1)             3.6
                                                                           ---------------  ---------------  ---------------
NET UNREALIZED INVESTMENT GAINS (LOSSES)................................    $       27.5     $      468.4     $      135.5
                                                                           ===============  ===============  ===============

Net unrealized investment gains (losses)................................    $       27.5     $      468.4     $      135.5
                                                                           ---------------  ---------------  ---------------
Applicable policyholder dividend obligation.............................           (45.5)           369.4            108.8
Applicable deferred policy acquisition costs............................           (12.4)            95.9            (28.5)
Applicable deferred income taxes (benefit)..............................            (5.4)           (13.8)            33.9
                                                                           ---------------  ---------------  ---------------
Offsets to net unrealized investment gains..............................           (63.3)           451.5            114.2
                                                                           ---------------  ---------------  ---------------
NET UNREALIZED INVESTMENT GAINS (LOSSES)
  INCLUDED IN OTHER COMPREHENSIVE INCOME (NOTE 10)......................    $       90.8     $       16.9     $       21.3
                                                                           ===============  ===============  ===============

CASH FLOWS

Investment purchases, sales, repayments and maturities for the years 2003, 2002 and 2001 follow:

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Debt security purchases.................................................    $   (5,385.4)    $   (4,725.5)    $   (3,531.3)
Equity security purchases...............................................          (125.4)           (58.3)           (72.8)
Venture capital partnership investments.................................           (41.6)           (43.0)           (47.0)
Affiliate equity and debt security purchases............................            --              (28.0)           (46.8)
Other invested asset purchases..........................................           (27.2)           (73.0)           (57.4)
Policy loan advances, net...............................................           (31.9)           (23.7)           (67.0)
                                                                           ---------------  ---------------  ---------------
INVESTMENT PURCHASES....................................................    $   (5,611.5)    $   (4,951.5)    $   (3,822.3)
                                                                           ===============  ===============  ===============

Debt securities sales...................................................    $    2,124.7     $    1,805.1     $    1,219.5
Debt securities maturities and repayments...............................         1,792.0          1,305.6            824.7
Equity security sales...................................................           235.7            273.2            114.6
Mortgage loan maturities and principal repayments.......................           180.3             67.7             58.7
Venture capital partnership capital distributions.......................            54.2             28.5             30.7
Real estate and other invested assets sales.............................            30.3             69.9             36.8
                                                                           ---------------  ---------------  ---------------
INVESTMENT SALES, REPAYMENTS AND MATURITIES.............................    $    4,417.2     $    3,550.0     $    2,285.0
                                                                           ===============  ===============  ===============

The maturities of general account debt securities and mortgage loans, by contractual sinking fund payment and maturity, as of December 31, 2003 are summarized in the following table ($ amounts in millions). Actual maturities will differ from contractual maturities as certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties, we have the right to put or sell certain obligations back to the issuers and we may refinance mortgage loans. Refinancing of mortgage loans was not significant during 2003 or 2002.

                                                                                DEBT           MORTGAGE
                                                                             SECURITIES         LOANS            TOTAL
                                                                           ---------------  ---------------  ---------------

Due in one year or less.................................................    $      604.5     $       15.7     $      620.2
Due after one year through five years...................................         2,557.8            144.4          2,702.2
Due after five years through ten years..................................         3,104.1             89.1          3,193.2
Due after ten years.....................................................         6,390.7             34.9          6,425.6
                                                                           ---------------  ---------------  ---------------
TOTAL...................................................................    $   12,657.1     $      284.1     $   12,941.2
                                                                           ===============  ===============  ===============


4. GOODWILL AND OTHER INTANGIBLE ASSETS

At the beginning of 2002, we adopted the new accounting standard for goodwill and other intangible assets, including amounts reflected in our carrying value of equity-method investments. Under this new standard, we discontinued recording amortization expense on goodwill and other intangible assets with indefinite lives, but we continue recording amortization expense for those intangible assets with definite estimated lives. For goodwill and indefinite-lived intangible assets, we perform impairment tests at the reporting-unit level at least annually. For purposes of the impairment test, the fair value of the reporting units is based on the sum of: a multiple of revenue, plus the fair value of the units tangible net fixed assets. Prior to 2002, we amortized goodwill principally over forty years and investment management contracts and employment contracts over five to sixteen years and three to seven years, respectively. All amortization expense has been and continues to be calculated on a straight-line basis.

Upon adoption of the new accounting standard, we recorded a cumulative effect charge of $10.4 to reduce the carrying value of goodwill and other intangible assets with indefinite lives to fair value related to an international equity investment.

The gross and net carrying amounts of goodwill and other intangible assets at year-end 2003 and 2002 follow:

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                             GROSS              NET             GROSS             NET
                                                         ---------------   ---------------  ---------------  ---------------

Goodwill...............................................   $        5.8      $        4.5     $        3.8     $        2.5
Other..................................................            3.2               0.6              3.2              0.6
                                                         ---------------   ---------------  ---------------  ---------------
GOODWILL AND OTHER INTANGIBLE ASSETS...................   $        9.0      $        5.1     $        7.0     $        3.1
                                                         ===============   ===============  ===============  ===============

During 2003, in a series of transactions with PFG Holdings, Inc. (PFG), PM Holdings converted $5.5 million of convertible debentures with PFG and acquired additional common stock of PFG for $5.5 million. These transactions increased PM Holdings' ownership in PFG from 67% to 71% and generated additional goodwill of $2.0 million.

No amortization of intangible assets is expected over the next five years.


5. FINANCING ACTIVITIES

INDEBTEDNESS

We have recorded indebtedness at unpaid principal balances of each instrument. For purposes of fair value disclosures, we have determined the fair value of indebtedness based on contractual cash flows discounted at market rates.

Our surplus notes are an obligation of Phoenix Life and are due December 1, 2006. Interest payments are at an annual rate of 6.95%, require the prior approval of the Superintendent of Insurance of the State of New York (Superintendent) and may be made only out of surplus funds which the Superintendent determines to be available for such payments under New York insurance law. The notes have no early redemption provisions. New York insurance law provides that the notes are not part of the legal liabilities of Phoenix Life. The carrying value was $175.0 million for 2002 and 2001. The fair value was $188.8 million and $182.5 million at 2003 and 2002, respectively.

On December 22, 2003, The Phoenix Companies closed on a new $150.0 million unfunded, unsecured senior revolving credit facility to replace a $100 million credit facility, which expired on that date. This new facility consists of two tranches: a $112.5 million, 364-day revolving credit facility and a $37.5 million, three-year revolving credit facility. Under the 364-day facility, The Phoenix Companies have the ability to extend the maturity date of any outstanding borrowings for one year from the termination date. Potential borrowers on the new credit line are The Phoenix Companies, Phoenix Life and Phoenix Investment Partners. Financial covenants require, for The Phoenix Companies, the maintenance at all times of: consolidated stockholder's equity of $1,775.0 million, stepping up by 50% of quarterly positive net income and 100% of equity issuances; a maximum consolidated debt-to-capital ratio of 30%; a minimum consolidated fixed charge coverage ratio (as defined in the credit agreement) of 1.25:1; and, for Phoenix Life, a minimum risk-based capital ratio of 250% and a minimum A.M. Best Financial Strength Rating of A-. The Phoenix Companies and Phoenix Life were in compliance with all credit facility covenants at December 31, 2003. There were no borrowings on any of the credit lines in 2003.

As of December 31, 2003, we had $9.0 million of standby letters of credit primarily to cover any potential losses on certain reinsurance.

Interest expense on our indebtedness for the years 2003, 2002 and 2001 follows:

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Surplus notes...........................................................    $       12.2     $       12.2     $       12.2
Bank credit facility and other indebtedness.............................            --               --                7.8
                                                                           ---------------  ---------------  ---------------
TOTAL INTEREST EXPENSE..................................................    $       12.2     $       12.2     $       20.0
                                                                           ===============  ===============  ===============

INTEREST EXPENSE PAID...................................................    $       12.2     $       12.2     $       23.7
                                                                           ===============  ===============  ===============


6. SEPARATE ACCOUNT ASSETS AND LIABILITIES

Separate account products are those for which a separate investment and liability account is maintained on behalf of the policyholder. Investment objectives for these separate accounts vary by fund account type, as outlined in the applicable fund prospectus or separate account plan of operations. Our separate account products include variable annuities and variable life insurance contracts.

Separate account assets and liabilities related to policyholder funds are carried at market value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Fees assessed to the contractholders for management services are included in revenues when services are rendered.


7. INVESTMENTS PLEDGED AS COLLATERAL AND NON-RECOURSE COLLATERALIZED OBLIGATIONS

We are involved with various entities in the normal course of business that may be deemed to be variable interest entities and, as a result, we may hold interests in those entities. Our asset management affiliate serves as the investment advisor to nine collateralized obligation trusts that were organized to take advantage of bond market arbitrage opportunities, including the three in the table below. The nine collateralized obligation trusts are investment trusts with aggregate assets of $3.3 billion that are primarily invested in a variety of fixed income securities acquired from third parties. The collateralized obligation trusts, in turn, issued tranched collateralized obligations and residual equity securities to third parties as well as to our general account. Our asset management affiliates earned advisory fees of $10.3 million, $7.9 million and $7.6 million in 2003, 2002 and 2001, respectively. The collateralized obligation trusts reside in bankruptcy remote, special purpose entities (SPEs), in which we neither provide recourse nor guarantees. Accordingly, our financial exposure to these collateralized obligation trusts stems from our general account's direct investment in certain debt or equity securities issued by these collateralized obligation trusts. Our maximum exposure to loss with respect to our direct investment in the nine collateralized obligation trusts is $91.6 million at December 31, 2003, $54.1 million of which relate to investment grade debt securities and loss of management fees.

In January 2003, a new accounting standard was issued, FIN 46, Consolidation of Variable Interest Entities, an Interpretation of ARB No. 51 (FIN 46) that interprets the existing standards on consolidation. FIN 46 was subsequently reissued as FIN 46-R in December 2003, with FIN 46-R providing additional interpretation as to existing standards on consolidation. FIN 46-R clarifies the application of standards of consolidation to certain entities in which equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties (variable interest entities). Variable interest entities are required to be consolidated by their primary beneficiaries if they do not effectively disperse risks among all parties involved. The primary beneficiary of a variable interest entity is the party that absorbs a majority of the entity's expected losses, receives a majority of its expected residual returns, or both, as a result of holding variable interests. As required under the original standard, on February 1, 2003, we adopted the new standard for variable interest entities created after January 31, 2003 and for variable interest entities in which we obtain an interest after January 31, 2003. In addition, as required by the revised standard, on December 31, 2003 we have adopted FIN 46-R for SPEs in which we hold a variable interest that we acquired prior to February 1, 2003. We continue to consolidate three collateralized obligation trusts as of December 31, 2003 and 2002. Our direct investment in the three consolidated collateralized obligation trusts is $27.8 million, $20.0 million of which is an investment grade debt security as of December 31, 2003. Our asset management affiliate recognized investment income on debt and equity securities pledged as collateral, net of interest expense on collateralized obligations and applicable minority interest of $2.9 million, $2.6 million and $2.5 million in 2003, 2002 and 2001, respectively, related to these three consolidated collateralized obligation trusts.

Six variable interest entities not consolidated by us under FIN 46-R represent collateralized obligation trusts with approximately $2.1 billion of investment assets pledged as collateral. Our general account's direct investment in these unconsolidated variable interest entities is $63.8 million, $34.1 million of which are investment grade debt securities at December 31, 2003. Our asset management affiliate recognized investment advisory fee revenues related to the six unconsolidated variable interest entities of $7.4 million, $5.3 million and $5.1 million in 2003, 2002 and 2001, respectively.

Variable interest entities consolidated as of December 31, 2003 and 2002 follow ($ amounts in millions):

                                                                                                 2003             2002
                                                                                            ---------------  ---------------
ASSETS PLEDGED AS COLLATERAL, AT FAIR VALUE
Phoenix CDO I.............................................................................   $      148.8     $      150.4
Phoenix CDO II............................................................................          332.6            377.2
Phoenix-Mistic 2002-1 CDO.................................................................          963.4            899.3
                                                                                            ---------------  ---------------
TOTAL.....................................................................................   $    1,444.8     $    1,426.9
                                                                                            ===============  ===============

NON-RECOURSE COLLATERALIZED OBLIGATIONS
Phoenix CDO I (March 2011 maturity).......................................................   $      183.2     $      214.6
Phoenix CDO II (December 2012 mandatorily redeemable).....................................          375.6            438.9
Phoenix-Mistic 2002-1 CDO (September 2014 maturity).......................................          913.2            956.0
                                                                                            ---------------  ---------------
TOTAL.....................................................................................   $    1,472.0     $    1,609.5
                                                                                            ===============  ===============

Assets pledged as collateral are comprised of available-for-sale debt and equity securities at fair value of $1,350.0 million and $1,358.7 million at December 31, 2003 and 2002, respectively. In addition, cash and accrued investment income of $94.8 million and $68.2 million are included in these amounts at December 31, 2003 and 2002, respectively.

Non-recourse collateralized obligations are comprised of callable collateralized obligations of $1,344.2 million and $1,443.8 million at December 31, 2003 and 2002, respectively, and non-recourse derivative cash flow hedge liabilities of $127.8 million (notional amount of $1,211.3 million with maturities of 2005-2013) and $165.7 million at December 31, 2003 and 2002, respectively. Minority interest liabilities related to third-party equity investments in the consolidated variable interest entities is $22.3 million and $17.3 million at December 31, 2003 and 2002, respectively.

Collateralized obligations for which Phoenix Investment Partners is the sponsor and actively manages the assets, where we are deemed to be a primary beneficiary as a result of our variable interests, and where there is not a substantive amount of outside third-party equity investment in the trust, are consolidated in our financial statements. Our financial exposure is limited to our share of equity and bond investments in these vehicles held in our general account as available-for-sale debt and equity securities, as applicable, and there are no financial guarantees from, or recourse to, us for these collateralized obligation trusts.

Debt and equity securities pledged as collateral are recorded at fair value with any applicable unrealized investment gains or losses reflected as a component of accumulated other comprehensive income, net of applicable minority interest. We recognize realized investment losses on debt and equity securities in these collateralized obligations when declines in fair values, in our judgment, are considered to be other-than-temporarily impaired. Non-recourse obligations issued by the consolidated collateralized obligation trusts are recorded at unpaid principal balance. Non-recourse derivative cash flow hedges are carried on our consolidated balance sheet at fair value with an offsetting amount recorded in accumulated other comprehensive income.

In 2003, we revised our method of consolidation of the collateralized obligation trusts for 2003, 2002 and 2001. Under the new method, the applicable assets, liabilities, revenues, expenses and minority interest are presented on a disaggregated basis, and the non-recourse collateralized obligations are recorded at unpaid principal balance. Prior to our revision of previously reported 2003, 2002 and 2001 amounts, investments pledged as collateral were recorded at fair value with asset valuation changes directly offset by changes in the corresponding liabilities in a manner similar to separate accounts.

The effect of our change in the method of consolidation for the three consolidated collateralized obligation trusts was to increase our net loss and to reduce stockholder's equity for the years 2003, 2002 and 2001 as follows ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Increase in net loss....................................................    $       (2.4)    $      (26.3)    $      (12.5)
                                                                           ===============  ===============  ===============
Reduction to stockholder's equity.......................................    $      (77.3)    $     (204.9)    $      (87.9)
                                                                           ===============  ===============  ===============

The above non-cash charges to earnings and stockholder's equity primarily relate to realized and unrealized investment losses within the collateralized obligation trusts, that will ultimately be borne by third-party investors in the non-recourse collateralized obligations. Accordingly, these losses and any future gains or losses under this method of consolidation will ultimately reverse upon the maturity or other liquidation of the non-recourse collateralized obligations.

GAAP requires us to consolidate all the assets and liabilities of these collateralized obligation trusts which results in the recognition of realized and unrealized losses even though we have no legal obligation to fund such losses in the settlement of the collateralized obligations. The Financial Accounting Standards Board (FASB) continues to evaluate, through the issuance of FASB staff positions, the various technical implementation issues related to consolidation accounting. We will continue to assess the impact of any new implementation guidance issued by the FASB as well as evolving interpretations among accounting professionals. Additional guidance and interpretations may affect our application of consolidation accounting in future periods.

Fair value and cost of the debt and equity securities pledged as collateral as of December 31, 2003 and 2002 follows ($ amounts in millions):

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                           FAIR VALUE           COST          FAIR VALUE          COST
                                                         ---------------   ---------------  ---------------  ---------------
DEBT SECURITIES PLEDGED AS COLLATERAL BY TYPE
Corporate..............................................   $    1,006.7      $      909.4     $      959.9     $      942.9
Mortgage-backed........................................          193.2             185.0            231.0            218.6
Other asset-backed.....................................          148.9             153.0            162.7            205.7
                                                         ---------------   ---------------  ---------------  ---------------
Subtotal...............................................        1,348.8           1,247.4          1,353.6          1,367.2
EQUITY SECURITIES PLEDGED AS COLLATERAL................            1.2               0.7              5.1              6.0
                                                         ---------------   ---------------  ---------------  ---------------
TOTAL DEBT AND EQUITY SECURITIES
  PLEDGED AS COLLATERAL................................   $    1,350.0      $    1,248.1     $    1,358.7     $    1,373.2
                                                         ===============   ===============  ===============  ===============

Gross and net unrealized gains and losses from debt and equity securities pledged as collateral as of December 31, 2003 and
2002 follow ($ amounts in millions):

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                             Gains             Losses           Gains            Losses
                                                         ---------------   ---------------  ---------------  ---------------
DEBT SECURITIES PLEDGED AS COLLATERAL BY TYPE
Corporate..............................................   $      104.1      $       (6.8)    $      49.2      $      (32.2)
Mortgage-backed........................................           21.8             (13.6)           25.9             (13.5)
Other asset-backed.....................................            3.8              (7.9)            3.4             (46.4)
                                                         ---------------   ---------------  --------------   ---------------
Subtotal...............................................          129.7             (28.3)           78.5             (92.1)
EQUITY SECURITIES PLEDGED AS COLLATERAL................            0.7              (0.2)            0.1             (93.1
                                                         ---------------   ---------------  --------------   ---------------
TOTAL..................................................   $      130.4      $      (28.5)    $      78.6      $      (55.0)
                                                         ===============   ===============  ==============   ===============
NET UNREALIZED GAINS...................................   $      101.9                       $     (14.5)
                                                         ===============                    ==============

The aging of temporarily impaired debt and equity securities pledged as collateral as of December 31, 2003 follows ($ amounts in millions):

                                               LESS THAN 12 MONTHS       GREATER THAN 12 MONTHS              TOTAL
                                            --------------------------- -------------------------- --------------------------
                                                FAIR       UNREALIZED       FAIR      UNREALIZED       FAIR      UNREALIZED
                                                VALUE        LOSSES        VALUE        LOSSES        VALUE        LOSSES
                                            ------------- ------------- ------------- ------------ ------------ -------------
DEBT SECURITIES PLEDGED AS COLLATERAL
  BY TYPE
Corporate.................................   $     20.0    $     (0.9)   $     48.1    $    (5.9)   $    68.1    $     (6.8)
Mortgage-backed...........................          6.2          (2.0)         25.2        (11.6)        31.4         (13.6)
Other asset-backed........................          8.7          (0.3)         37.8         (7.6)        46.5          (7.9)
                                            ------------- ------------- ------------- ------------ ------------ -------------
DEBT SECURITIES...........................   $     34.9    $     (3.2)   $    111.1    $   (25.1)   $   146.0    $    (28.3)
EQUITY SECURITIES PLEDGED AS COLLATERAL...          0.2          --            --           (0.2)         0.2          (0.2)
                                            ------------- ------------- ------------- ------------ ------------ -------------
TOTAL TEMPORARILY IMPAIRED SECURITIES
  PLEDGED AS COLLATERAL...................   $     35.1    $     (3.2)   $    111.1    $   (25.3)   $   146.2    $    (28.5)
                                            ============= ============= ============= ============ ============ =============

Gross unrealized losses related to debt securities pledged as collateral whose fair value is less than the security's amortized cost totals $25.3 million at December 31, 2003. Debt securities with a fair value less than 80% of the security's amortized totaled $17.9 million at December 31, 2003. The majority of these debt securities are investment grade issues that continue to perform to their original contractual terms at December 31, 2003.

The maturity of the debt securities pledged as collateral as of December 31, 2003 follows ($ amounts in millions):

                                                                     2003
                                                                     COST
                                                                ---------------
DEBT SECURITIES
Due in one year or less.......................................   $       13.1
Due after one year through five years.........................          198.0
Due after five years through ten years........................          827.2
Due after ten years...........................................          209.1
                                                                ---------------
TOTAL DEBT SECURITIES.........................................   $    1,247.4
                                                                ===============

FIN 46-R requires our application of its provisions to non-SPE variable interest entities for periods ending after March 15, 2004. We are currently evaluating non-SPE entities in which we may have a variable interest for the applicability of FIN 46-R and, accordingly, have not determined the additional impact, if any, FIN 46-R may have on our financial position or results of operations.


8. INCOME TAXES

We recognize income tax expense or benefit based upon amounts reported in the financial statements and the provisions of currently enacted tax laws. We allocate income taxes to income, other comprehensive income and additional paid-in capital, as applicable.

We recognize current income tax assets and liabilities for estimated income taxes refundable or payable based on the current year's income tax returns. We recognize deferred income tax assets and liabilities for the estimated future income tax effects of temporary differences and carryforwards. Temporary differences are the differences between the financial statement carrying amounts of assets and liabilities and their tax bases, as well as the timing of income or expense recognized for financial reporting and tax purposes of items not related to assets or liabilities. If necessary, we establish valuation allowances to reduce the carrying amount of deferred income tax assets to amounts that are more likely than not to be realized. We periodically review the adequacy of these valuation allowances and record any reduction in allowances through earnings.

In accordance with an income tax sharing agreement with The Phoenix Companies, we compute the provision for federal income taxes as if we were filing a separate federal income tax return, except that benefits arising from income tax credits and net operating losses are allocated to those subsidiaries producing such attributes to the extent they are utilized in The Phoenix Companies' consolidated federal income tax return.

The allocation of income taxes to elements of comprehensive income (loss) and between current and deferred for the years 2003, 2002 and 2001 follows:

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------
Continuing operations...................................................             3.7            (15.4)           (15.3)
Discontinued operations.................................................            --               --               (0.1)
Cumulative effect of accounting changes.................................            --               --              (35.2)
                                                                           ---------------  ---------------  ---------------
NET INCOME (LOSS).......................................................             3.7            (15.4)    $      (50.6)
Other comprehensive income..............................................            (2.4)            (6.1)            31.2
                                                                           ---------------  ---------------  ---------------
COMPREHENSIVE INCOME (LOSS).............................................    $        1.3     $      (21.5)    $      (19.4)
                                                                           ===============  ===============  ===============

Current.................................................................    $        1.5     $       (6.6)    $       12.9
Deferred................................................................            (0.2)           (14.9)           (32.3)
                                                                           ---------------  ---------------  ---------------
INCOME TAXES (BENEFIT) APPLICABLE TO COMPREHENSIVE INCOME...............    $        1.3     $      (21.5)    $      (19.4)
                                                                           ===============  ===============  ===============

INCOME TAXES PAID (RECOVERED)...........................................    $        1.3     $       (2.2)    $      (47.0)
                                                                           ===============  ===============  ===============

For the years 2003, 2002 and 2001, the effective federal income tax rates applicable to income from continuing operations differ from the 35.0% statutory tax rate. Items giving rise to the differences and the effects are as follow:

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Income taxes (benefit) at statutory rate................................    $       13.7     $       (9.0)    $       15.2
Tax advantaged investment income........................................            (6.9)           (12.6)            (7.2)
Tax interest recoveries.................................................            (1.1)            --               --
Realized losses on available-for-sale securities pledged as collateral..             0.9              9.2              4.4
Other, net..............................................................            (2.9)            (3.0)            (6.7)
Differential earnings (mutual life insurance company equity tax)........            --               --              (21.0)
                                                                           ---------------  ---------------  ---------------
INCOME TAXES (BENEFIT) APPLICABLE TO CONTINUING OPERATIONS..............    $        3.7     $      (15.4)    $      (15.3)
                                                                           ===============  ===============  ===============

Deferred income tax assets (liabilities) attributable to temporary differences at year-end 2003 and 2002 follow:

                                                                                                 2003             2002
                                                                                            ---------------  ---------------

Deferred income tax assets:
Future policyholder benefits..............................................................   $      215.2     $      190.3
Unearned premiums / deferred revenues.....................................................          125.1            129.3
Policyholder dividend obligation..........................................................          111.8            113.3
Employee benefits.........................................................................           74.0             83.5
Intangible assets.........................................................................            2.7              2.6
Investments...............................................................................          109.1             93.3
Net operating loss carryover benefits.....................................................           58.7             60.5
Low income housing tax credit carryover benefits..........................................           12.3              4.1
Foreign tax credits carryover benefits....................................................            0.1              0.1
Valuation allowance.......................................................................          (21.1)           (25.8)
Other.....................................................................................            1.0             23.9
                                                                                            ---------------  ---------------
GROSS DEFERRED INCOME TAX ASSETS..........................................................          688.9            675.1
                                                                                            ---------------  ---------------
Deferred tax liabilities:
Deferred policy acquisition costs.........................................................         (316.1)          (282.1)
Investments...............................................................................         (259.3)          (348.6)
Other.....................................................................................          (83.3)           (14.4)
                                                                                            ---------------  ---------------
GROSS DEFERRED INCOME TAX LIABILITIES.....................................................         (658.7)          (645.1)
                                                                                            ---------------  ---------------
DEFERRED INCOME TAX ASSETS................................................................   $       30.2     $       30.0
                                                                                            ===============  ===============

We have elected to file a consolidated federal income tax return for 2003 and prior years with The Phoenix Companies. Within the consolidated tax return, we are required by Internal Revenue Service regulations to segregate the entities into two groups: life insurance companies and non-life insurance companies. We are limited as to the amount of any operating losses from one group that can be offset against taxable income of the other group. These limitations affect the amount of any operating loss carryforwards that we have now or in the future.

As of December 31, 2003, we had deferred tax assets related to net operating losses of $37.6 million for federal income tax purposes and $21.1 million for state income tax purposes. The deferred tax assets related to the federal net operating losses are scheduled to expire as follows: $7.7 million in 2015, $5.4 million in 2016, $19.8 million in 2017, $1.1 million in 2018 and $3.6 million in 2023. The deferred tax assets related to the state net operating losses relate to the non-life subgroup and are scheduled to expire as follows: $11.2 million in 2020 and $9.9 million in 2021. Due to the inability to combine the life insurance and non-life insurance subgroups for state income tax purposes, a $21.1 million and a $25.8 million valuation allowance has been established at the end of 2003 and 2002, respectively, relative to the state net operating loss carryforwards.

As of December 31, 2003, the deferred income tax assets of $12.3 million related to low income housing tax credits are expected to expire as follows: $4.1 million in 2021, $4.1 million in 2022 and $4.1 million in 2023.

As of December 31, 2003, we had foreign tax credit carryover totaling $0.1 million, which is scheduled to expire in 2006. We expect to realize the benefits of the foreign tax credits, therefore, no valuation allowance has been recorded against this tax benefit.

We have determined, based on our earnings and future income, that it is more likely than not that the deferred income tax assets after valuation allowance already recorded as of December 31, 2003 and 2002 will be realized. In determining the adequacy of future income, we have considered projected future income, reversal of existing temporary differences and available tax planning strategies that could be implemented, if necessary.

Our federal income tax returns are routinely audited by the Internal Revenue Service, or the IRS, and estimated provisions are routinely provided in the financial statements in anticipation of the results of these audits. The IRS has examined our consolidated group's federal income tax returns through 1997. The IRS is currently examining our federal income tax returns for 1998 through 2001. While it is often difficult to predict the outcome of these audits, including the timing of any resolution of any particular tax matter, we believe that our reserves, as recorded in other liabilities on the balance sheet, have been adequately provided for all open tax years. Unfavorable resolution of any particular issue could result in additional use of cash to pay liabilities that would be deemed owed to the IRS. Additionally, any unfavorable or favorable resolution of any particular issue could result in an increase or decrease, respectively, to our effective income tax rate to the extent that our estimates differ from the ultimate resolution.


9. EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

MANAGEMENT RESTRUCTURING EXPENSE AND EMPLOYMENT AGREEMENTS

We have entered into agreements with certain key executives of Phoenix Life that will, in certain circumstances, provide separation benefits upon the termination of the executive's employment by the company for reasons other than death, disability, cause or retirement, or by the executive for "good reason," as defined in the agreements. For most of these executives, the agreements provide this protection only if the termination occurs following (or is effectively connected with) the occurrence of a change of control, as defined in the agreements.

We recorded a non-recurring expense of $5.2 million ($3.2 million after income taxes) and $30.5 million ($20.1 million after income taxes) in 2003 and 2002, respectively, primarily in connection with organizational and employment-related costs.

EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

The Phoenix Companies sponsors a non-contributory, defined benefit pension plan covering substantially all of its employees. Retirement benefits are a function of both years of service and level of compensation. The Phoenix Companies also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to the Internal Revenue Code. The Phoenix Companies' funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974 (ERISA). Contributions are intended to provide not only for benefits attributable to service to date, but also for service expected to be earned in the future.

The Phoenix Companies sponsors pension and savings plans for its employees, and employees and agents of its subsidiaries. The qualified plans comply with requirements established by the ERISA and excess benefit plans provide for that portion of pension obligations, which is in excess of amounts permitted by ERISA. The Phoenix Companies also provides certain health care and life insurance benefits for active and retired employees. We incur applicable employee benefit expenses through the process of cost allocation by The Phoenix Companies.

In addition to The Phoenix Companies' pension plans, The Phoenix Companies currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans sponsored by The Phoenix Companies. A substantial portion of Phoenix affiliate employees may become eligible for these benefits upon retirement. The health care plans have varying co-payments and deductibles, depending on the plan. These plans are unfunded.

Prior to June 25, 2001, Phoenix Life sponsored the aforementioned employee benefit plans. Effective June 25, 2001, Phoenix Life's parent, The Phoenix Companies, Inc., became the sponsor of these plans. Substantially all of our employees remained participants of the plans.

We recognize pension and other post-retirement benefit costs and obligations over the employees' expected service periods by discounting an estimate of aggregate benefits. We estimate aggregate benefits by using assumptions for employee turnover, future compensation increases, rates of return on pension plan assets and future health care costs. We recognize an expense for differences between actual experience and estimates over the average future service period of participants. We recognize an expense for our contributions to employee and agent savings plans at the time employees and agents make contributions to the plans. We also recognize the costs and obligations of severance, disability and related life insurance and health care benefits to be paid to inactive or former employees after employment but before retirement. Effective with the change in sponsorship of employee benefit plans to our parent, the liability for the excess of accrued pension cost of each plan over the amounts contributed to the plans was recorded as an employee benefit liability due to parent. In addition, the allocated expense for each period is recorded as a liability due to parent.

Prior to the aforementioned change in plan sponsorship to our parent in 2001, we also recognized an additional liability for any excess of the accumulated benefit obligation of each plan over the fair value of plan assets. The offset to this additional liability is first recognized as an intangible asset, which is limited to unrecognized prior service, including any unrecognized net transition obligation. Any additional offsets are then recognized as an adjustment to accumulated other comprehensive income. Effective with the June 25, 2001 change in sponsorship of our pension plans to our parent, the additional liability for excess of accumulated benefit obligation over the plan assets became a direct liability of our parent. Accordingly we have accounted for this foregiveness of a liability by our parent as a capital contribution of $14.4 million as of January 1, 2002.

Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is not separately calculated for our participation in the plans. The Phoenix Companies, the plan sponsor, established an accrued liability and amounts attributable to us have been allocated and recorded as an expense and employee benefit liability to our parent.

The underlying principal rates and assumptions used for 2003, 2002 and 2001 follow:

                                                                                2003            2002             2001
                                                                           --------------- ---------------- ---------------
PRINCIPAL RATES AND ASSUMPTIONS
ASSUMPTIONS USED TO DETERMINE BENEFIT OBLIGATIONS
Projected benefit obligation discount rate..............................         6.0%            6.5%             7.0%
Future compensation increase rate.......................................         3.5%            3.5%             4.0%
Pension plan assets long-term rate of return............................         8.5%            8.5%             9.0%
Deferred investment gain/loss amortization corridor.....................         5.0%            5.0%             5.0%
Future health care cost increase rate, age 64 and younger...............         9.25%          10.0%             5.5%
Future health care cost increase rate, age 65 and older.................        11.25%          12.0%             5.5%

ASSUMPTIONS USED TO DETERMINE BENEFIT COSTS
Projected benefit obligation discount rate..............................         6.5%            7.0%             7.5%
Future compensation increase rate.......................................         3.5%            4.0%             4.5%
Pension plan assets long-term rate of return............................         8.5%            9.0%             8.0%
Deferred investment gain/loss amortization corridor.....................         5.0%            5.0%            10.0%
Future health care cost increase rate, age 64 and younger...............        10.0%            5.5%             7.5%
Future health care cost increase rate, age 65 and older.................        12.0%            5.5%             7.5%

The Phoenix Companies' changes in the plans' assets and projected benefit obligations for the years 2003 and 2002 follow:

                                                                          EMPLOYEE PLAN              SUPPLEMENTAL PLAN
                                                                    ---------------------------  --------------------------
                                                                        2003         2002            2003         2002
                                                                    ------------- -------------  ------------- ------------
PLANS' ASSETS
Plan assets' actual gain (loss)..................................    $     66.4    $   (43.2)     $     --      $    --
Employer contributions...........................................          --           --               5.1          4.2
Participant benefit payments.....................................         (25.2)       (24.2)           (5.1)        (4.2)
                                                                    ------------- -------------  ------------- ------------
Change in plan assets............................................          41.2        (67.4)           --           --
Plan assets, beginning of year...................................         327.7        395.1            --           --
                                                                    ------------- -------------  ------------- ------------
PLANS' ASSETS, END OF YEAR.......................................    $    368.9    $   327.7      $     --      $    --
                                                                    ============= =============  ============= ============

                                                                           EMPLOYEE PLAN              SUPPLEMENTAL PLAN
                                                                    ----------------------------  --------------------------
                                                                        2003          2002            2003          2002
                                                                    ------------- --------------  ------------- ------------

PLANS' PROJECTED BENEFIT OBLIGATION
Service and interest cost accrual................................    $    (37.1)   $   (36.5)      $    (8.4)    $  (12.0)
Actuarial gain (loss)............................................         (39.9)       (23.2)            7.6        (17.8)
Plan amendment gain (loss).......................................          --          (11.8)           --           19.1
Curtailment gain (loss)..........................................           1.3         --              (2.2)        (0.6)
Participant benefit payments.....................................          25.2         24.2             5.1          4.2
                                                                    ------------- --------------  ------------- ------------
Change in projected benefit obligation...........................         (50.5)       (47.3)            2.1         (7.1)
Projected benefit obligation, beginning of year..................        (410.1)      (362.8)         (126.9)      (119.8)
                                                                    ------------- --------------  ------------- ------------
PROJECTED BENEFIT OBLIGATION, END OF YEAR........................    $   (460.6)   $  (410.1)      $  (124.8)    $ (126.9)
                                                                    ============= ==============  ============= ============

The funded status of the plans at year-end 2003 and 2002 follows:

                                                                          EMPLOYEE PLAN              SUPPLEMENTAL PLAN
                                                                    ---------------------------  ---------------------------
                                                                        2003         2002            2003         2002
                                                                    ------------- -------------  ------------- -------------

Excess of accrued pension benefit cost
  over amount contributed to plan.................................   $    (38.3)   $   (25.7)     $    (82.0)   $   (73.6)
Excess of accumulated benefit obligation over plan assets.........        (27.4)       (25.3)          (30.9)       (37.9)
                                                                    ------------- -------------  ------------- -------------
Accrued benefit obligation in other liabilities...................        (65.7)       (51.0)         (112.9)      (111.5)
Intangible asset..................................................         11.0         14.2            --           --
Minimum pension liability adjustment in
  accumulated other comprehensive income..........................         16.4         11.1            30.9         37.9
                                                                    ------------- -------------  ------------- -------------
Funding status recognized in balance sheet........................        (38.3)       (25.7)          (82.0)       (73.6)
                                                                    ------------- -------------  ------------- -------------
Net unamortized loss..............................................        (44.8)       (47.4)          (47.6)       (54.4)
Unamortized prior service (cost) credit...........................        (11.0)       (14.2)            4.8          1.1
Net unamortized transition asset..................................          2.4          4.9            --           --
                                                                    ------------- -------------  ------------- -------------
Funding status unrecognized in balance sheet......................        (53.4)       (56.7)          (42.8)       (53.3)
                                                                    ------------- -------------  ------------- -------------
PLAN ASSETS LESS THAN PROJECTED BENEFIT OBLIGATIONS, END OF YEAR..   $    (91.7)   $   (82.4)     $   (124.8)   $  (126.9)
                                                                    ============= =============  ============= =============

The Phoenix Companies expects to contribute $107.8 million to the employee pension plan through 2008, including $7.2 million during 2004.

OTHER POST-EMPLOYMENT BENEFITS. The funded status of the other post-retirement plans at year-end 2003 and 2002 follows:

                                                                                                 2003             2002
                                                                                            ---------------  ---------------

Accrued benefit obligation included in other liabilities..................................   $     (100.5)    $    (106.4)
                                                                                            ---------------  ---------------
Net unamortized gain......................................................................            6.3            18.3
Unamortized prior service (costs) credits.................................................           15.5            13.9
                                                                                            ---------------  ---------------
Funding status unrecognized in balance sheet..............................................           21.8            32.2
                                                                                            ---------------  ---------------
PLAN ASSETS LESS THAN PROJECTED BENEFIT OBLIGATIONS, END OF YEAR..........................   $      (78.7)    $     (74.2)
                                                                                            ===============  ===============

The health care cost trend rate has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated post-retirement benefit obligation by $0.8 million and the annual service and interest cost by $0.1 million. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated post-retirement benefit obligation by $0.8 million and the annual service and interest cost by $0.1 million.


10. OTHER COMPREHENSIVE INCOME

We record unrealized gains and losses on available-for-sale securities, minimum pension liability adjustments in excess of unrecognized prior service cost, foreign currency translation gains and losses and effective portions of the gains or losses on derivative instruments designated as cash flow hedges in accumulated other comprehensive income. Unrealized gains and losses on available-for-sale securities are recorded in other comprehensive income until the related securities are sold, reclassified or deemed to be impaired. Minimum pension liability adjustments in excess of unrecognized prior service cost are adjusted or eliminated in subsequent periods to the extent that plan assets exceed accumulated benefits. Foreign currency translation gains and losses are recorded in accumulated other comprehensive income until the foreign entity is sold or liquidated or the functional currency of that entity is deemed to be highly inflationary. The effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings in the same period in which the hedged transaction affects earnings. If it is probable that a hedged forecasted transaction will no longer occur, the effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings immediately.

Sources of other comprehensive income for 2003, 2002 and 2001 follow ($ amounts in millions):

                                                                                    2002                        2001
                                                        2003                      RESTATED                    RESTATED
                                             ------------------------------------------------------------------------------------
                                                 GROSS          NET          GROSS          NET          GROSS          NET
                                             ------------- ------------- -------------- ------------- ------------- -------------

Unrealized gains (losses) on  investments..   $    138.9    $    163.2    $     609.1    $    108.3    $    152.5    $     34.2
Net realized investment losses on
  available-for-sale securities
  included in net income...................       (111.4)        (72.4)        (140.7)        (91.4)        (17.0)        (12.9)
                                             ------------- ------------- -------------- ------------- ------------- -------------
Net unrealized investment gains............         27.5          90.8          468.4          16.9         135.5          21.3
Minimum pension liability adjustment.......         --            --             --            --           (12.8)         (8.3)
Net unrealized foreign currency
  translation adjustment ..................         11.9           8.2            7.1           1.2          (2.6)         (1.7)
Net unrealized derivative instruments
  gains (losses)...........................         35.9          36.6         (128.0)       (129.9)        (23.1)        (25.8)
                                             ------------- ------------- -------------- ------------- ------------- -------------
Other comprehensive income (loss)..........         75.3    $    135.6          347.5    $   (111.8)         97.0    $    (14.5)
                                             ------------- ============= -------------- ============= ------------- =============
Applicable policyholder
  dividend obligation......................        (45.5)                       369.4                       108.8
Applicable deferred policy acquisition
  cost amortization........................        (12.4)                        95.9                       (28.5)
Applicable deferred income taxes (benefit)          (2.4)                        (6.0)                       31.2
                                             -------------                -------------               -------------
Offsets to other comprehensive income......        (60.3)                       459.3                       111.5
                                             -------------                -------------               -------------
OTHER COMPREHENSIVE INCOME (LOSS)..........   $    135.6                   $   (111.8)                 $    (14.5)
                                             =============                =============               =============

Components of accumulated other comprehensive income as of December 31, 2003 and 2002 follow ($ amounts in millions):
                                                                                                             2002
                                                                                    2003                    RESTATED
                                                                          -------------------------------------------------------
                                                                             GROSS         NET         GROSS         NET
                                                                          ------------- ------------- ------------- -------------

Unrealized gains on investments......................................      $    718.5    $    157.9    $    691.0    $     67.1
Unrealized foreign currency translation adjustment...................            10.3           3.8          (1.6)         (4.4)
Unrealized losses on derivative instruments..........................          (116.8)       (120.7)       (152.7)       (157.3)
                                                                          ------------- ------------- ------------- -------------
Accumulated other comprehensive income...............................           612.0    $     41.0         536.7    $    (94.6)
                                                                          ------------- ============= ------------- =============
Applicable policyholder dividend obligation..........................           432.7                       478.2
Applicable deferred policy acquisition costs.........................            94.1                       106.5
Applicable deferred income taxes.....................................            44.2                        46.6
                                                                          -------------               -------------
Offsets to accumulated other comprehensive income....................           571.0                       631.3
                                                                          -------------               -------------
ACCUMULATED OTHER COMPREHENSIVE INCOME...............................      $     41.0                  $    (94.6)
                                                                          =============               =============

11. DISCONTINUED OPERATIONS

On June 25, 2001 Phoenix Life sold Phoenix National Trust Company along with certain other subsidiaries to The Phoenix Companies. During the fourth quarter of 2003, The Phoenix Companies entered into a purchase and sale agreement to sell 100% of common stock held by them in Phoenix National Trust Company. This sale closed effective March 31, 2004. Phoenix National Trust Company's after tax loss through June 25, 2001, of $0.9 million, is included in discontinued operations for 2001.

During 1999, we discontinued the operations of three of our business segments which in prior years had been reflected as reportable business segments: reinsurance operations, group life and health operations and real estate management operations. We sold several operations, had a signed agreement to sell one of the operations and we implemented plans to withdraw from the remaining businesses.

Total reserves related to our discontinued reinsurance operations, including coverage available from our finite reinsurance and reserves for amounts recoverable from retrocessionaires, were $185.0 million and $155.0 million as of December 31, 2003 and 2002, respectively. Our total amounts recoverable from retrocessionaires related to paid losses were $165.0 million and $65.0 million as of December 31, 2003 and 2002, respectively. We did not recognize any gains or losses during the years 2003, 2002 and 2001. See Note 16 for additional information on the discontinued reinsurance business.

We have excluded assets and liabilities of the discontinued operations from the assets and liabilities of continuing operations and on a net basis included them in other general account assets on our balance sheet.


12. DERIVATIVE INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

DERIVATIVE INSTRUMENTS

We maintain an overall interest rate risk-management strategy that primarily incorporates the use of interest rate swaps as hedges of our exposure to changes in interest rates. Our exposure to changes in interest rates primarily results from our commitments to fund interest-sensitive insurance liabilities, as well as from our significant holdings of fixed rate financial instruments.

All derivative instruments are recognized on the balance sheet at fair value. Generally, each derivative is designated according to the associated exposure as either a fair value or cash flow hedge at its inception as we do not enter into derivative contracts for trading or speculative purposes.

Except for the foreign currency swaps discussed below, all fair value hedges are accounted for with changes in the fair value of related interest rate swaps recorded on the balance sheet with an offsetting amount recorded to the hedged item's balance sheet carrying amount. Changes in the fair value of foreign currency swaps used as hedges of the fair value of foreign currency denominated assets are reported in current period earnings with the change in value of the hedged asset attributable to the hedged risk.

Cash flow hedges are generally accounted for with changes in the fair value of related interest rate swaps recorded on the balance sheet with an offsetting amount recorded in accumulated other comprehensive income. The effective portion of changes in fair values of derivatives hedging the variability of cash flows related to forecasted transactions are reported in accumulated other comprehensive income and reclassified into earnings in the periods during which earnings are affected by the variability of the cash flows of the hedged item.

Changes in the fair value of derivative instruments not designated as hedging instruments and ineffective portions of hedges are recognized in net investment income in the period incurred.

Our general account held the following positions in derivative instruments as of December 31, 2003 and 2002 at fair value ($ amounts in millions):

                                                                                  2003                         2002
                                                                      -----------------------------------------------------------
                                               NOTIONAL
                                                AMOUNT      MATURITY       ASSET       LIABILITY        ASSET       LIABILITY
                                             ------------------------ -------------- -------------- -------------- --------------
INTEREST RATE SWAPS
    Cash flow hedges.......................   $       30     2007      $       4.5    $      --      $       5.6    $      --
    Non-hedging derivative instruments.....          360     2007             25.1           21.7           30.7           26.5
Other......................................           90   2003-2008           0.4           --              0.8           --
                                             -------------            -------------- -------------- -------------- --------------
TOTAL GENERAL ACCOUNT
  DERIVATIVE INSTRUMENT POSITIONS..........   $      480               $      30.0    $      21.7    $      37.1    $      26.5
                                             =============            ============== ============== ============== ==============

Fair value hedges. We currently hold interest rate swaps that convert a portion of our fixed rate debt portfolio to variable rate debt. These hedges are accounted for under the shortcut method and, therefore, no hedge ineffectiveness is recorded in current period earnings associated with these interest rate swaps.

During a portion of 2002 and all of 2001, we held foreign currency swaps that hedged the fair value of foreign currency denominated available-for-sale securities that backed U.S. dollar denominated liabilities. We recognized ineffectiveness of $0.5 million ($0.3 million after income taxes) and $1.2 million ($0.8 million after income taxes) for the years 2002 and 2001, respectively. There were no foreign currency swaps held during 2003.

Cash flow hedges. We currently hold interest rates swaps that effectively convert variable rate bond cash flows to fixed cash flows in order to better match the cash flows of associated liabilities. These hedges are accounted for under the shortcut method and, therefore, no hedge ineffectiveness was recorded in earnings for 2003, 2002 and 2001. We do not expect to reclassify any amounts reported in accumulated other comprehensive income into earnings over the next twelve months with respect to these hedges.

We recognized an after-tax gain of $0.0 million, $1.8 million and $3.0 million for the years 2003, 2002 and 2001 in accumulated other comprehensive income related to changes in fair value of interest rate forward swaps designated as cash flow hedges of the forecasted purchase of assets. At December 31, 2003 we expect to reclassify into earnings over the next twelve months $1.0 million of the deferred after-tax gains on these derivative instruments. For the years 2003, 2002 and 2001, we reclassified after-tax gains of $0.6 million, $0.6 million and $0.3 million, respectively, into earnings related to these same derivatives.

Non-hedging derivative instruments. We also hold interest rate swaps that were initially entered into as hedges of an anticipated purchase of assets associated with an acquisition of a block of insurance liabilities. Subsequently, offsetting swap positions were taken to lock in a stream of income to supplement the income on the assets purchased.

On January 1, 2001, we recorded a net-of-tax cumulative effect adjustment of $1.3 million (gain) in earnings to recognize at fair value all derivative instruments that are designated as fair-value hedging instruments. We recorded an offsetting net-of-tax cumulative effect adjustment of $1.3 million (loss) in earnings to recognize the difference attributable to the hedged risks between the carrying values and fair values of the related hedged assets and liabilities. We also recorded a net-of-tax cumulative effect adjustment of $1.1 million (gain) in accumulated other comprehensive income to recognize, at fair value, all derivative instruments that are designated as cash-flow hedging instruments. For derivative instruments that were not designated as hedges, we also recorded a cumulative effect adjustment of $6.0 million in earnings, ($3.9 million after income taxes) in earnings to recognize these instruments at fair value.

We are exposed to credit risk in the event of non-performance by counterparties to these derivative instruments. We do not expect that counterparties will fail to meet their financial obligation as we only enter into derivative contracts with a number of highly rated financial institutions. The credit exposure of these instruments is the positive fair value at the reporting date, or $40.3 million as of December 31, 2003. We consider the likelihood of any material loss on these instruments to be remote.

FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying amounts and estimated fair values of financial instruments as of December 31, 2003 and 2002 follow ($ amounts in millions):


                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                            CARRYING            FAIR           CARRYING           FAIR
                                                             VALUE             VALUE            VALUE            VALUE
                                                         ---------------   ---------------  ---------------  ---------------

Cash and cash equivalents..............................   $      382.7      $      382.7     $    1,027.8     $    1,027.8
Debt securities (Note 3)...............................       13,268.8          13,268.8         11,889.5         11,889.5
Equity securities (Note 3).............................          184.0             184.0            251.9            251.9
Mortgage loans (Note 3)................................          284.1             301.4            468.8            488.2
Debt and equity securities pledged as collateral
  (Note 7).............................................        1,350.0           1,350.0          1,358.7          1,358.7
Derivative financial instruments.......................           30.0              30.0             37.1             37.1
Policy loans (Note 3)..................................        2,227.8           2,356.4          2,195.9          2,367.9
                                                         ---------------   ---------------  ---------------  ---------------
FINANCIAL ASSETS.......................................   $   17,727.4      $   17,873.3     $   17,229.7     $   17,421.1
                                                         ===============   ===============  ===============  ===============

Investment contracts (Note 2)..........................   $    3,642.7      $    3,680.8     $    3,395.7     $    3,481.9
Non-recourse collateralized obligations (Note 7).......        1,472.0           1,444.8          1,609.5          1,426.9
Indebtedness (Note 5)..................................          175.0             188.8            175.0            182.5
Derivative financial instruments.......................           21.7              21.7             26.5             26.5
                                                         ---------------   ---------------  ---------------  ---------------
FINANCIAL LIABILITIES..................................   $    5,311.4      $    5,336.1     $    5,206.7     $    5,117.8
                                                         ===============   ===============  ===============  ===============


13. PHOENIX LIFE STATUTORY FINANCIAL INFORMATION AND REGULATORY MATTERS

Statutory financial data for Phoenix Life as of December 31, 2003, 2002 and 2001 and for the years 2003, 2002 and 2001 are as follows ($ amounts in millions):

                                                                                2003             2002              2001
                                                                           ---------------  ---------------   ---------------

Statutory capital, surplus, surplus notes and asset valuation reserve...    $      961.5     $    1,008.0      $    1,371.3
Statutory gain from operations..........................................    $       69.7     $       44.5      $      119.9
Statutory net income (loss).............................................    $       21.5     $        7.5      $      (13.4)

New York Insurance Law requires that New York life insurers report their risk-based capital (RBC). RBC is based on a formula calculated by applying factors to various assets, premium and statutory reserve items. The formula takes into account the risk characteristics of the insurer, including asset risk, insurance risk, interest rate risk and business risk. New York insurance law gives the New York Superintendent of Insurance explicit regulatory authority to require various actions by, or take various actions against, insurers whose total adjusted capital does not exceed certain RBC levels. Each of the U.S. insurance subsidiaries of Phoenix Life is also subject to these same RBC requirements. Phoenix Life and each of its insurance subsidiaries' RBC was in excess of 300% of Company Action Level (the level where a life insurance enterprise must submit a comprehensive plan to state insurance regulators) as of December 31, 2003 and 2002.

Under New York Insurance Law, Phoenix Life can pay stockholder dividends to us in any calendar year without prior approval from the New York Insurance Department in the amount of the lesser of 10% of Phoenix Life's surplus to policyholders as of the immediately preceding calendar year or Phoenix Life's statutory net gain from operations for the immediately preceding calendar year, not including realized capital gains. Phoenix Life paid dividends of $44.5 million in 2003 and is able to pay $69.7 million in dividends in 2004 without prior approval from the New York Insurance Department. Any additional dividend payments, in excess of $69.7 million in 2004, would be subject to the discretion of the New York Superintendent of Insurance.


14. PREMISES AND EQUIPMENT

Premises and equipment, consisting primarily of office buildings occupied by us, are stated at cost less accumulated depreciation and amortization. We depreciate buildings on the straight-line method over 10 to 45 years and equipment primarily on a modified accelerated method over 3 to 10 years. We amortize leasehold improvements over the terms of the related leases.

Premises and equipment are included in other general account assets in our balance sheet. Cost and carrying value as of December 31, 2003 and 2002 follows ($ amounts in millions):

                                                                             2003                          2002
                                                                 -----------------------------  -----------------------------
                                                                                  CARRYING                       CARRYING
                                                                     COST           VALUE           COST           VALUE
                                                                 -------------  --------------  -------------  --------------

Real estate....................................................   $    148.8     $     63.5      $    155.5     $     72.1
Equipment......................................................        154.8           31.8           134.7           26.0
                                                                 -------------  --------------  -------------  --------------
Premises and equipment cost and carrying value.................        303.6     $     95.3           290.2     $     98.1
                                                                                ==============                 ==============
Accumulated depreciation and amortization......................       (208.3)                        (192.1)
                                                                 -------------                  -------------
PREMISES AND EQUIPMENT.........................................   $     95.3                     $     98.1
                                                                 =============                  =============

In February 2004, we announced the execution of an agreement to sell our Enfield, Connecticut office facility, which sale is expected to close in the second quarter of 2004.

Rental expenses for operating leases for continuing operations, principally with respect to buildings, amounted to $11.4 million, $12.1 million and $13.4 million in 2003, 2002 and 2001, respectively. Future minimum rental payments under non-cancelable operating leases for continuing operations were $18.4 million as of December 31, 2003, payable as follows: 2004, $6.9 million; 2005, $4.9 million; 2006, $3.5 million; 2007, $2.4 million; 2008, $0.7 million; and $0.0 million thereafter.


15. RELATED PARTY TRANSACTIONS

As of June 25, 2001, the following indirect wholly-owned subsidiaries of Phoenix Life were transferred to Phoenix, or one of its subsidiaries; Phoenix Investment Partners, Phoenix Charter Oak Trust Company, WS Griffith Securities, Inc., WS Griffith Associates, Inc. and Main Street Management Company. Proceeds from the transfer were $659.8 million. The transfer of these entities resulted in a pre-tax gain of $222.6 million ($146.1 million, net of tax).

Phoenix Investment Partners, an indirect wholly-owned subsidiary of Phoenix, through its affiliated registered investment advisors, provides investment advisory services (e.g., general account and variable separate account products) to Phoenix Life for a fee. Investment advisory fees incurred by Phoenix Life were $8.2 million for 2002 and $8.2 million for 2003. Amounts payable to the affiliated investment advisors were $565 and $604 thousand, as of December 31, 2002 and 2003, respectively. Variable product separate accounts fees, net of reimbursement were $5.3 million for 2002 and $2.6 million for 2003.

On February 26, 2001, Phoenix Life entered into a $69.0 million subordinated loan agreement with Phoenix Investment Partners, due March 1, 2006, in exchange for the debentures held by Phoenix Life. Interest is payable quarterly in arrears at an annual rate based on LIBOR plus 2%. The average blended interest rate was approximately 4% and 3% for the years ended December 31, 2002 and 2003, respectively. The loan agreement requires no principal repayment prior to maturity.

Phoenix Equity Planning Corporation (PEPCO), a wholly-owned subsidiary of Phoenix Investment Partners, is the principal underwriter of Phoenix Life's annuity and variable life contracts. Contracts may be purchased through registered representatives of a Phoenix affiliate, W.S. Griffith & Co., Inc., as well as other outside broker dealers who are licensed to sell Phoenix Life annuity contracts. As of June 30, 2001 Phoenix Investment Partners was no longer a subsidiary of Phoenix Life due to the transfer to The Phoenix Companies. Phoenix Life incurred commissions for contracts underwritten by PEPCO of $43.5 million for 2002 and $38.3 million for 2003. Amounts payable to PEPCO were $3.3 million and $4.4 million, as of December 31, 2002 and 2003, respectively.

In 2001, Phoenix reimbursed Phoenix Life $42.6 million for expenses incurred in conjunction with the demutualization and $41.5 million for policy credits and payments to eligible policyholders in lieu of stock.

State Farm Mutual Automobile Insurance Company (State Farm) currently owns of record more than 5% of The Phoenix Companies' outstanding common stock. In 2003, we incurred approximately $25.8 million, as compensation for the sale of our insurance and annuity products, to entities which were either subsidiaries of State Farm or owned by State Farm employees.


16. CONTINGENT LIABILITIES

In 1999, we discontinued our reinsurance operations through a combination of sale, reinsurance and placement of certain retained group accident and health reinsurance business into run-off. We adopted a formal plan to stop writing new contracts covering these risks and to end the existing contracts as soon as those contracts would permit. However, we remain liable for claims under those contracts. We also purchased finite aggregate excess-of-loss reinsurance, or finite reinsurance, to further protect us from unfavorable results from this discontinued business.

We have established reserves for claims and related expenses that we expect to pay on our discontinued group accident and health reinsurance business. These reserves are a net present value amount that is based on currently known facts and estimates about, among other things, the amount of insured losses and expenses that we believe we will pay, the period over which they will be paid, the amount of reinsurance we believe we will collect under our finite reinsurance, the amounts we believe we will collect from our retrocessionaires and the likely legal and administrative costs of winding down the business.

Our total reserves, including coverage available from our finite reinsurance and reserves for amounts recoverable from retrocessionaires, were $185.0 million and $155.0 million as of December 31, 2003 and 2002 respectively. Our total amounts recoverable from retrocessionaires related to paid losses were $165.0 million and $65.0 million as of December 31, 2003 and 2002, respectively. We did not recognize any gains or losses during the years 2003, 2002 and 2001.

We expect our reserves and reinsurance to cover the run-off of the business; however, the nature of the underlying risks is such that the claims may take years to reach the reinsurers involved. Therefore, we expect to pay claims out of existing estimated reserves for up to ten years as the level of business diminishes. In addition, unfavorable claims experience is possible and could result in additional future losses. Given the uncertainty associated with litigation and other dispute resolution proceedings, as described below, our estimated amount of the loss on disposal of reinsurance discontinued operations may differ from actual results. However, it is our opinion, based on current information and after consideration of the provisions made in these financial statements, as described above, that future developments will not have a material effect on our financial position.

Unicover Managers, Inc.

A significant portion of the claims arising from our discontinued group accident and health reinsurance business arises from the activities of Unicover Managers, Inc. (Unicover). Unicover organized and managed a group, or pool, of insurance companies (Unicover pool) and two other facilities (Unicover facilities), which reinsured the life and health insurance components of workers' compensation insurance policies issued by various property and casualty insurance companies. We were a member of the Unicover pool but terminated our participation in the pool effective March 1, 1999.

We are involved in disputes relating to the activities of Unicover. Under Unicover's underwriting authority, the Unicover pool and Unicover facilities wrote a dollar amount of reinsurance coverage that was many times greater than originally estimated. As a member of the Unicover pool, we were involved in several proceedings in which the pool members asserted that they could deny coverage to certain insurers that claimed that they purchased reinsurance coverage from the pool. Those matters were settled. Also, the pool members are currently involved in proceedings arising from business ceded to the London market. Those proceedings are in the preliminary stages.

Further, we were, along with Sun Life Assurance of Canada (Sun Life) and Cologne Life Reinsurance Company (Cologne Life), a retrocessionaire (meaning a reinsurer of other reinsurers) of the Unicover pool and two other Unicover facilities, providing the pool and facility members with reinsurance of the risks that the pool and facility members had assumed. In September 1999, we joined an arbitration proceeding that Sun Life had begun against the members of the Unicover pool and the Unicover facilities. In this arbitration, we and Sun Life sought to cancel our retrocession agreements on the grounds that material misstatements and nondisclosures were made to us about, among other things, the amount of risks we would be reinsuring. The arbitration proceeded only with respect to the Unicover pool because we, Sun Life and Cologne Life reached settlement with the two Unicover facilities in the first quarter of 2000. In October 2002, the arbitration panel issued its decision that the agreement by which we provided retrocessional reinsurance to the pool was valid only to the extent of business bound or renewed to that agreement on or before August 31, 1998. This decision had the effect of granting us a substantial discount on our potential liabilities, because most of the business was bound or renewed to the agreement after August 31, 1998. In a clarification dated January 4, 2003, the arbitration panel confirmed its decision. A significant portion of our remaining potential liabilities as a retrocessionaire of the pool may be recovered from our retrocessionaires.

In one of the Unicover facilities' settlements, the Reliance facility settlement of January 2000, we paid a settlement amount of $97.9 million and were released from all of our obligations as a retrocessionaire of the facility. Subsequently, we were reimbursed by one of our retrocessionaires for $38.8 million of the amount we paid under the settlement. A significant portion of the remainder of the settlement payment may be recovered from certain of our other retrocessionaires.

In the other Unicover facilities' settlement, the Lincoln facility settlement of March 2000, we paid a settlement amount of $11.6 million and were released from all of our obligations as a retrocessionaire of the facility. A significant portion of the settlement payment may be recovered from certain of our retrocessionaires.

The likelihood of obtaining the additional recoveries from our retrocessionaires cannot be estimated with a reliable degree of certainty at this stage of our recovery efforts. This is due in part to the lack of sufficient claims information (which has resulted from disputes among ceding reinsurers leading to delayed processing, reporting blockages and standstill agreements among reinsurers) and in part to the matters discussed below under "Related Proceedings."

The amounts paid and the results achieved in the above settlements and arbitration decision are reflected in our consolidated financial statements. As the amounts previously reserved for these matters were sufficient, we established no additional reserves with respect to these settlements and arbitration decision.

Related Proceedings

In our capacity as a retrocessionaire of the Unicover business, we had an extensive program of our own reinsurance in place to protect us from financial exposure to the risks we had assumed. Currently, we are involved in separate arbitration proceedings with three of our own retrocessionaires, which are seeking on various grounds to avoid paying any amounts to us or have reserved rights. Because the same retrocession program that covers our Unicover business covers a significant portion of our other remaining group accident and health reinsurance business, we could have additional material losses if one or more of our retrocessionaires successfully avoids its obligations.

With one of those retrocessionaires, we have three disputes. One concerns an agreement under which the retrocessionaire reinsures us for up to $45 thousand per loss in excess of a $5 thousand retention. In June 2003, the arbitration panel issued its decision, which upheld in all material respects the retrocessional obligations to us. The decision is the subject of a pending appeal only with respect to the Unicover business. The other two disputes will not have a material effect on our reinsurance recoverable balances. As of December 31, 2003, the reinsurance recoverable balance from this retrocessionaire related to paid losses was $57.0 million, subject to further development.

The dispute with another retrocessionaire, which sought to avoid an excess-of-loss retrocession agreement, a surplus share retrocession agreement and a quota share retrocession agreement, was the subject of an arbitration in November, 2003. In December 2003, the arbitration panel issued its interim decision which is confidential. The financial implications of the interim decision are consistent with our current financial provisions. As of December 31, 2003, the reinsurance recoverable balance from this retrocessionaire related to paid losses was $7.0 million, subject to further development.

The dispute with the third retrocessionaire is the subject of arbitration proceedings that we initiated in December 2003. The purpose of the arbitration proceedings is to confirm the validity and enforce the terms of the retrocessional contracts. We had previously entered into a standstill agreement with this retrocessionaire under which both parties had agreed not to commence any proceedings against the other without providing written notice within a specified period. The purpose of the agreement was to allow the parties to investigate the existence and extent of their contractual obligations to each other. As of December 31, 2003, the reinsurance recoverable balance from this retrocessionaire related to paid losses was $86.0 million, subject to further development.

At this stage, we cannot predict the outcome of the above matters, nor can we estimate the amount at risk with a reliable degree of certainty. This is due in part to our lack of sufficient claims information (which has resulted from disputes among ceding reinsurers that have led to delayed processing, reporting blockages, and standstill agreements among reinsurers). This applies with regard both to business related to Unicover and not related to Unicover.

Other Proceedings

Another set of disputes involves personal accident business that was reinsured in the mid-1990s in the London reinsurance market in which we participated. These disputes involve multiple layers of reinsurance and allegations that the reinsurance program created by the brokers involved in placing those layers was interrelated and devised to disproportionately pass losses to a top layer of reinsurers. Many companies who participated in this business are involved in litigation or arbitration in attempts to avoid their obligations on the basis of misrepresentation. Because of the complexity of the disputes and the reinsurance arrangements, many of these companies are currently participating in negotiations of the disputes for certain contract years, and we believe that similar discussions will follow for the remaining years. Although we are vigorously defending our contractual rights, we are actively involved in the attempt to reach negotiated business solutions. At this stage, we cannot predict the outcome, nor can we estimate the amount at risk with a reliable degree of certainty. This is due in part to our lack of sufficient claims information (which has resulted from disputes among ceding reinsurers that have led to delayed processing, reporting blockages, and standstill agreements among reinsurers).

                                                                     [Version C]
                      THE PHOENIX EDGE(R) - VA FOR NEW YORK


                         PHOENIX LIFE INSURANCE COMPANY
         PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT ("SEPARATE ACCOUNT")
                 VARIABLE ACCUMULATION DEFERRED ANNUITY CONTRACT


                       STATEMENT OF ADDITIONAL INFORMATION


HOME OFFICE:                                      PHOENIX LIFE INSURANCE COMPANY
One American Row                                     ANNUITY OPERATIONS DIVISION
Hartford, Connecticut 06102                                          PO Box 8027
                                                Boston, Massachusetts 02266-8027

                                   May 1, 2004

This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the prospectus, dated May 1, 2004. You may obtain a copy of the prospectus without charge by contacting Phoenix Life Insurance Company ("Phoenix") at the above address or by calling 800/541-0171.


                                TABLE OF CONTENTS


                                                                                  PAGE
                                                                                  ----
Phoenix Life Insurance Company..................................................     2

Underwriter.....................................................................     2

Disruptive Trading and Market Timing............................................     2

Performance History.............................................................     3

Calculation of Yield and Return.................................................     8

Calculation of Annuity Payments ................................................     9

Experts ........................................................................    10

Separate Account Financial Statements...........................................  SA-1

Company Financials Statements...................................................   F-1

PHOENIX LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
    On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company incorporated May 1, 1851, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company ("Phoenix"). As part of the demutualization, Phoenix became a wholly owned subsidiary of The Phoenix Companies, Inc., a newly formed, publicly traded Delaware corporation. Our executive and administrative office is at One American Row, Hartford, Connecticut, 06102-5056. Our New York principal office is at 10 Krey Boulevard, East Greenbush, New York 12144. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.


UNDERWRITER
--------------------------------------------------------------------------------
    Phoenix Equity Planning Corporation ("PEPCO"), an indirect, wholly owned subsidiary of The Phoenix Companies, as underwriter, offers these contracts on a continuous basis. PEPCO is not compensated for any underwriting commissions. All underwriting commission costs are borne directly by Phoenix.


DISRUPTIVE TRADING AND MARKET TIMING
--------------------------------------------------------------------------------
    The following disclosure is intended to supplement the disclosure in the Contract prospectus.

    Frequent transfers, programmed transfers, transfers into and then out of a subaccount in a short period of time, and transfers of large amounts at one time ("Disruptive Trading") can have harmful effects for other Contract owners. To protect our Contract owners and the underlying funds from Disruptive Trading, we have adopted certain market timing policies and procedures.

    Under our market timing policy, we could modify your transfer privileges for some or all of the subaccounts. Modifications include, but are not limited to: not accepting a transfer request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be transferred into or out of any subaccount at any one time. Unless prohibited by the terms of the Contract, we may (but are not obligated to):

> limit the dollar amount and frequency of transfers (e.g., prohibit more than one transfer a week, or more than two a month, etc.),

> restrict the method of making a transfer (e.g., require that all transfers into a particular subaccount be sent to our Service Center by first class U.S. mail and rescind telephone or fax transfer privileges),

> require a holding period for some subaccounts (e.g., prohibit transfers into a particular subaccount within a specified period of time after a transfer out of that subaccount),

> impose redemption fees on short-term trading (or implement and administer redemption fees imposed by one or more of the underlying funds), or

>   impose other limitations or restrictions.

    Currently we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency of a Contract owner's transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other Contracts owned by or under the control or influence of the same individual or entity. We currently review transfer activity on a weekly basis. We also consider any concerns brought to our attention by the managers of the underlying funds. We may change our monitoring procedures at any time without notice.

    Currently we attempt to deter Disruptive Trading by monitoring a Contract owner's transfer activity. If a Contract owner's transfer request exceeds the transfer parameters, we send the owner a warning letter. Then, if at any time thereafter the owner's transfer activity exceeds the transfer parameters, we will revoke the Contract owner's right to make Internet, phone and fax transfers. This would mean that thereafter the Contract owner could make transfers only through the U.S. mail or by other physical delivery of a written transfer request with an original signature of the Contract owner(s). We will notify Contract owners in writing (by mail to their address of record on file with us) if we revoke their Internet, phone or fax transfer privileges.

    We do not include transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Rebalancing or other similar programs when applying our market timing policy.

    We have adopted these policies and procedures as a prophylactic measure to protect all Contract owners from the potential affects of Disruptive Trading, while also abiding by any rights that Contract owners may have to make transfers and providing reasonable and convenient methods of making transfers that do not have the potential to harm other Contract owners.

    We currently do not make any exceptions to the policies and procedures discussed above to detect and deter Disruptive Trading. We may reinstate Internet, telephone and fax transfer privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.

    We cannot guarantee that our monitoring will be 100% successful in detecting all transfer activity that exceeds the parameters discussed above (and we do not guarantee that these are appropriate transfer parameters to prevent Disruptive Trading). We cannot guarantee that revoking a Contract owner's Internet, telephone and fax transfer privileges will successfully deter all Disruptive Trading. In addition, some of the underlying funds are available to insurance companies other than Phoenix and we do not know whether those other insurance companies have adopted any policies and procedures to detect and deter Disruptive Trading, or if so what those policies and procedures might be.

    We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of underlying fund shares are subject to acceptance by the relevant fund. We reserve the right to reject, without prior notice, any transfer request into any subaccount if the purchase of shares in the corresponding underlying fund is not accepted for any reason.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------

    From time to time, the Separate Account may include the performance history of any or all subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Performance information may be expressed as yield and effective yield of the Phoenix-Goodwin Money Market subaccount, as yield of the Phoenix-Goodwin Multi-Sector Fixed Income subaccount and as total return of any subaccount. For the Phoenix-Goodwin Multi-Sector Fixed Income subaccount, quotations of yield will be based on all investment income per unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing the net investment income by the maximum offering price per unit on the last day of the period.


    When a subaccount advertises its total return, it usually will be calculated for one year, five years and ten years or since inception if the subaccount has not been in existence for at least ten years. Total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract charges except for premium taxes (which vary by state) at the beginning of the relevant period.

    For those subaccounts within the Account that have not been available for one of the quoted periods, the standardized average annual total return quotations may show the investment performance such subaccount would have achieved (reduced by the applicable charges) had it been available to invest in shares of the fund for the period quoted.

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDING DECEMBER 31, 2003 FOR CONTRACTS WITH DEATH BENEFIT OPTION 1

------------------------------------------------------------------------------------------------------------------
                                                          Inception    1 Year   5 Years  10 Years  Since Inception
                       Subaccount                           Date*
------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                        5/1/90     24.26%   -3.16%   4.63%        5.27%
------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                          10/29/01     20.62%     N/A     N/A          6.08%
------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series            7/14/97     18.68%   -3.95%    N/A          2.05%
------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value Series           10/29/01     18.51%     N/A     N/A         -3.03%
------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series          5/1/95     30.61%   16.23%    N/A         14.12%
------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                     12/31/82     18.93%   -9.53%   3.54%        11.09%
------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series              8/15/00     38.69%     N/A     N/A        -14.45%
------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                         10/8/82     -6.62%    1.63%   3.12%         4.60%
------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series           12/31/82      7.13%    6.84%   6.64%         8.61%
------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series          6/2/03       N/A      N/A     N/A         -3.88%
------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                       8/12/02     11.61%     N/A     N/A          5.09%
------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                8/12/02     12.78%     N/A     N/A          9.60%
------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series           8/12/02     22.23%     N/A     N/A         11.54%
------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                       8/12/02     31.28%     N/A     N/A         19.41%
------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series                        8/12/02     21.20%     N/A     N/A         15.00%
------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series                   8/12/02     10.28%     N/A     N/A         12.17%
------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series                  8/12/02     22.65%     N/A     N/A         14.88%
------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                    8/12/02     16.93%     N/A     N/A         11.67%
------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series                  12/20/99     13.32%     N/A     N/A        -13.61%
------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series                         10/29/01     15.04%     N/A     N/A         -2.99%
------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value Series                                   10/29/01     17.31%     N/A     N/A          2.65%
------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                             12/20/99     19.84%     N/A     N/A         -2.49%
------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                 8/15/00     41.09%     N/A     N/A        -26.29%
------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series                    3/2/98     19.90%   -1.92%    N/A          1.50%
------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series                9/17/84     12.38%    2.16%   7.34%        10.02%
------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity Series                         3/2/98     16.35%    3.79%    N/A          4.99%
------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series              11/20/00     25.18%     N/A     N/A          0.49%
------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series               3/2/98     33.29%    9.10%    N/A          5.32%
------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series           11/20/00     36.15%     N/A     N/A         14.35%
------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                         3/2/98     21.26%   -0.20%    N/A          3.25%
------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                       1/29/96     29.61%   -4.01%    N/A          5.62%
------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth Series       8/12/02     45.59%     N/A     N/A         31.59%
------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                          3/30/01     21.94%     N/A     N/A         -4.61%
------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                3/30/01     17.54%     N/A     N/A         -8.10%
------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                    6/5/00     27.10%     N/A     N/A        -16.57%
------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II            7/15/99     -4.97%     N/A     N/A          4.64%
------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                          7/15/99     14.70%     N/A     N/A          0.67%
------------------------------------------------------------------------------------------------------------------
VIP Fidelity Contrafund(R) Portfolio                         6/5/00     20.78%     N/A     N/A         -3.72%
------------------------------------------------------------------------------------------------------------------
VIP Fidelity Growth Opportunities Portfolio                  6/5/00     22.08%     N/A     N/A        -10.35%
------------------------------------------------------------------------------------------------------------------
VIP Fidelity Growth Portfolio                                6/5/00     25.17%     N/A     N/A        -13.41%
------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                5/1/00     17.61%     N/A     N/A          5.26%
------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund                9/27/96     45.20%    6.28%    N/A         -3.66%
------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                           5/11/92     24.61%   -0.02%   5.48%         7.48%
------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                     11/28/88     24.35%    5.21%   8.05%         9.10%
------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                             5/1/00     24.53%     N/A     N/A          0.74%
------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                               6/2/03       N/A      N/A     N/A         -0.92%
------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                               6/2/03       N/A      N/A     N/A         15.47%
------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                    6/2/03       N/A      N/A     N/A          9.22%
------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                       7/15/99     25.74%     N/A     N/A         -7.46%
------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                          10/29/01     20.59%     N/A     N/A         -0.74%
------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                       12/20/99     40.03%     N/A     N/A        -26.58%
------------------------------------------------------------------------------------------------------------------
Wanger International Select                                  2/1/99     33.55%     N/A     N/A          8.16%
------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                               5/1/95     41.11%    8.95%    N/A         13.91%
------------------------------------------------------------------------------------------------------------------
Wanger Select                                                2/1/99     23.13%     N/A     N/A         12.75%
------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                5/1/95     35.52%    7.18%    N/A         15.06%
------------------------------------------------------------------------------------------------------------------


*The date that the subaccount was added to the Separate Account.


The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than one year are annualized. Returns are net of investment management fees, daily administrative fees, annual contract fee, mortality and expense risk charges, and deferred surrender charges of 7% and 4% deducted from redemptions after one and five years, respectively. Surrender charges are based on the age of the deposit. Percent change does not include the 0.05% charge for the Enhanced Option 1 Rider. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2003 FOR CONTRACTS WITH DEATH BENEFIT OPTION 2

------------------------------------------------------------------------------------------------------------------
                                                          Inception      1Yr      5Yr      10Yr        ITD
                         Subaccount                         Date*
------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                        5/1/90     23.80%   -3.50%    4.26%       4.89%
------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                          10/29/01     20.18%     N/A      N/A        5.68%
------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series            7/14/97     18.24%   -4.29%     N/A        1.68%
------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value Series           10/29/01     18.07%     N/A      N/A       -3.38%
------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series          5/1/95     30.12%   15.80%     N/A       13.71%
------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                     12/31/82     18.49%   -9.84%    3.18%      10.70%
------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series              8/15/00     38.18%     N/A      N/A      -14.74%
------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                         10/8/82     -6.95%    1.26%    2.76%       4.24%
------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series           12/31/82      6.73%    6.45%    6.26%       8.23%
------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series          6/2/03       N/A      N/A      N/A       -4.09%
------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                       8/12/02     11.19%     N/A      N/A        4.70%
------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                8/12/02     12.36%     N/A      N/A        9.19%
------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series           8/12/02     21.78%     N/A      N/A       11.13%
------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                       8/12/02     30.79%     N/A      N/A       18.96%
------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series                        8/12/02     20.75%     N/A      N/A       14.57%
------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series                   8/12/02      9.87%     N/A      N/A       11.76%
------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series                  8/12/02     22.19%     N/A      N/A       14.46%
------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                    8/12/02     16.49%     N/A      N/A       11.25%
------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series                  12/20/99     12.90%     N/A      N/A      -13.91%
------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series                         10/29/01     14.61%     N/A      N/A       -3.33%
------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value Series                                   10/29/01     16.87%     N/A      N/A        2.27%
------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                             12/20/99     19.39%     N/A      N/A       -2.83%
------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                 8/15/00     40.57%     N/A      N/A      -26.56%
------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series                    3/2/98     19.45%   -2.26%     N/A        1.13%
------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series                9/17/84     11.96%    1.79%    6.97%       9.63%
------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity Series                         3/2/98     15.91%    3.42%     N/A        4.61%
------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series              11/20/00     24.71%     N/A      N/A        0.12%
------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series               3/2/98     32.80%    8.71%     N/A        4.94%
 ------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series           11/20/00     35.65%     N/A      N/A       13.93%
------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                         3/2/98     20.81%   -0.56%     N/A        2.88%
------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                       1/29/96     29.13%   -4.35%     N/A        5.25%
------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth
  Series                                                    8/12/02     45.05%     N/A      N/A       31.11%
------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                          3/30/01     21.49%     N/A      N/A       -4.94%
------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                3/30/01     17.10%     N/A      N/A       -8.43%
------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                    6/5/00     26.63%     N/A      N/A      -16.85%
------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II            7/15/99     -5.33%     N/A      N/A        4.26%
------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                          7/15/99     14.27%     N/A      N/A        0.30%
------------------------------------------------------------------------------------------------------------------
VIP Fidelity Contrafund(R) Portfolio                         6/5/00     20.33%     N/A      N/A       -4.06%
------------------------------------------------------------------------------------------------------------------
VIP Fidelity Growth Opportunities Portfolio                  6/5/00     21.62%     N/A      N/A      -10.66%
------------------------------------------------------------------------------------------------------------------
VIP Fidelity Growth Portfolio                                6/5/00     24.71%     N/A      N/A      -13.72%
------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                5/1/00     17.17%     N/A      N/A        4.87%
------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund                9/27/96     44.67%    5.88%     N/A       -4.01%
------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                           5/11/92     24.14%   -0.40%    5.10%       7.09%
------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                     11/28/88     23.89%    4.82%    7.67%       8.72%
------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                             5/1/00     24.07%     N/A      N/A        0.39%
------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                               6/2/03       N/A      N/A      N/A       -1.14%
------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                               6/2/03       N/A      N/A      N/A       15.22%
------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                    6/2/03       N/A      N/A      N/A        8.99%
------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                       7/15/99     25.27%     N/A      N/A       -7.79%
------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                          10/29/01     20.14%     N/A      N/A       -1.11%
------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                       12/20/99     39.51%     N/A      N/A      -26.84%
------------------------------------------------------------------------------------------------------------------
Wanger International Select                                  2/1/99     33.06%     N/A      N/A        7.77%
------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                               5/1/95     40.59%    8.59%     N/A       13.53%
------------------------------------------------------------------------------------------------------------------
Wanger Select                                                2/1/99     22.68%     N/A      N/A       12.32%
------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                5/1/95     35.02%    6.81%     N/A       14.67%
------------------------------------------------------------------------------------------------------------------


*The date that the subaccount was added to the Separate Account.


The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than one year are annualized. Returns are net of the investment management fees, daily administrative fees, annual contract fee, mortality and expense risk charges, and deferred surrender charges of 7% and 4% deducted from redemptions after one and five years, respectively. Surrender charges are based on the age of the deposit. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.

          ANNUAL TOTAL RETURN FOR CONTRACTS WITH DEATH BENEFIT OPTION 1


-----------------------------------------------------------------------------------------------------------------------------------
                    Subaccount                     1994    1995    1996    1997    1998    1999     2000     2001     2002    2003

-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series             -0.84%   8.62%  17.60%  11.05%  26.80%  28.36%  -16.57%  -24.73%  -15.57%  30.68%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                                                                                   -11.70%  27.04%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series                                  30.51%  17.77%  -12.27%  -12.69%  -24.37%  25.09%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value Series                                                                    -25.74%  24.92%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities
  Series                                                          31.93%  20.98% -21.92%   3.84%   29.63%    5.74%   11.07%  37.02%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series             0.56%  29.73%  11.58%  20.01%  28.86%  28.53%  -18.52%  -35.22%  -25.49%  25.35%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series                                                             -27.39%  -29.45%  45.11%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                2.91%   4.76%   4.09%   4.25%   4.16%   3.89%    5.09%    2.88%    0.51%  -0.22%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series  -6.31%  22.44%  11.41%  10.10%  -5.01%   4.51%    5.53%    5.13%    9.01%  13.54%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond
  Series
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                                                                                        18.02%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                                                                                 19.20%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series                                                                            28.65%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                                                                                        37.69%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series                                                                                         27.62%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series                                                                                    16.70%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series                                                                                   29.07%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                                                                                     23.35%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series                                                         -11.97%  -24.54%  -29.48%  19.74%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series                                                                                  -21.51%  21.46%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value Series                                                                                            -14.62%  23.72%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                                                     -6.41%   -6.83%  -16.26%  26.26%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                                                                 -33.63%  -38.14% 47.51%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series                                                 15.97%   -7.45%   -9.00%  -23.21%  26.32%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series      -2.32%  17.19%   8.08%  19.67%  19.72%  10.27%   -0.31%    0.95%  -12.37%  18.79%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity Series                                                      23.22%   31.01%  -18.70%  -22.64%  22.76%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series                                                               -7.69%  -15.24%  31.59%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                                           -11.09%   15.86%   21.88%   -9.37%  39.71%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                                                            14.71%   -9.36%  42.57%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                                                      44.35%   12.73%  -25.79%  -33.11%  27.68%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                                     16.14%  43.41%  53.62%  -12.27%  -28.01%  -35.57%  36.03%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth
  Series                                                                                                                     52.00%
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                 1.58%  34.47%  16.52%  12.49%  18.23%  43.32%  -11.71%  -23.97%  -25.04%  28.36%
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                       3.11%  35.03%  13.98%  22.58%  31.22%  28.73%  -15.41%  -13.35%  -30.89%  23.95%
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                         11.03%  18.61%  56.42%  76.47%  -25.52%  -16.69%  -34.51%  33.51%
-----------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II           7.79%   3.26%   7.60%   6.69%  -1.48%    9.99%    6.07%    8.07%   1.44%
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                        19.30%  13.28%  12.81%   1.78%   1.40%   -9.84%    0.46%    0.48%  21.12%
-----------------------------------------------------------------------------------------------------------------------------------
VIP Fidelity Contrafund(R) Portfolio                                              28.77%  23.04%   -7.55%  -13.15%  -10.24%  27.20%
-----------------------------------------------------------------------------------------------------------------------------------
VIP Fidelity Growth Opportunities Portfolio                                       23.39%   3.25%  -17.93%  -15.22%  -22.62%  28.49%
-----------------------------------------------------------------------------------------------------------------------------------
VIP Fidelity Growth Portfolio                                                     38.13%  36.06%  -11.86%  -18.47%  -30.83%  31.59%
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                             16.39%  -1.08%  12.56%   12.24%    6.08%  -12.61%  24.02%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund                             -30.02% -21.76%  51.93%  -32.66%   -8.84%   -1.05%  51.62%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                 -3.37%  14.45%  22.65%  12.64%   8.07%  22.15%   -3.24%  -16.70%  -19.30%  31.02%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund            -4.09%  21.17%  17.52%  14.26%   5.15%  21.46%   -0.85%  -10.76%   -5.25%  30.77%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                          11.43%  19.89%  12.20%   7.73%  19.75%    0.57%   -2.20%  -19.22%  30.95%
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                                    28.90%  22.16%  -21.02%  -24.27%  -36.30%  37.94%
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                                                    28.73%
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                                             20.51%  26.49%  -17.40%  -25.36%  -22.30%  32.16%
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                                 27.56%  19.31%  -10.05%  -12.99%  -23.02%  27.00%
-----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                                              -24.28%  -49.31%  -49.43%  46.44%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                                                        -2.46%  -27.29%  -16.06%  39.97%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                    30.85%  -2.35%  15.30% 124.49%  -28.50%  -21.99%  -14.61%  47.53%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                                       8.48%    8.18%   -8.45%  29.55%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                     45.32%  28.28%   7.72%  23.96%   -8.99%   10.38%  -17.56%  41.93%
-----------------------------------------------------------------------------------------------------------------------------------


       Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.

  THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE

          ANNUAL TOTAL RETURN FOR CONTRACTS WITH DEATH BENEFIT OPTION 2


-----------------------------------------------------------------------------------------------------------------------------------
                    Subaccount                    1994    1995    1996    1997    1998     1999     2000     2001    2002     2003
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series            -1.19%   8.24%  17.18%  10.66%  26.35%   27.91%  -16.86%  -25.00% -15.87%   30.22%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                                                                                  -12.01%   26.59%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced
  Index Series                                                                   30.05%   17.36%  -12.57%  -13.00% -24.64%   24.65%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein
  Growth + Value Series                                                                                            -26.00%   24.48%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities
  Series                                                         31.46%  20.55% -22.19%    3.48%   29.18%    5.28%  10.68%   36.54%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series            0.21%  29.27%  11.18%  19.59%  28.41%   28.08%  -18.81%  -35.40% -25.75%   24.91%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap
  Growth Series                                                                                            -27.62% -29.70%   44.59%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series               2.56%   4.39%   3.72%   3.88%   3.80%    3.53%    4.73%    2.52%   0.15%   -0.57%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed
  Income Series                                  -6.64%  22.02%  11.02%   9.71%  -5.34%    4.15%    5.16%    4.76%   8.62%   13.14%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector
  Short Term Bond Series
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                                                                                        17.61%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                                                                                 18.78%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity
  Select Series                                                                                                              28.19%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                                                                                        37.21%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series                                                                                         27.17%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series                                                                                    16.28%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series                                                                                   28.61%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                                                                                     22.91%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series                                                         -12.28%  -24.80% -29.73%   19.31%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series                                                                                 -21.79%   21.03%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value Series                                                                                           -14.92%   23.29%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                                                     -6.73%   -7.16% -16.56%   25.81%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                                                                -33.89% -38.36%   46.99%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series                                                 15.56%   -7.77%   -9.32% -23.48%   25.87%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series     -2.66%  16.78%   7.70%  19.25%  19.30%    9.88%   -0.66%    0.59% -12.68%   18.37%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity Series                                                      22.79%   30.55%  -18.97% -22.91%   22.33%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series                                                               -8.01% -15.54%   31.13%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                                           -11.40%   15.46%   21.48%  -9.69%   39.21%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap
  Value Series                                                                                              14.31%  -9.68%   42.07%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                                                      43.84%   12.34%  -26.05% -33.35%   27.22%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                                    15.73%  42.91%   53.09%  -12.57%  -28.27% -35.79%   35.55%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research
  Small-Cap Growth Series                                                                                                    51.47%
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                1.23%  34.01%  16.11%  12.10%  17.82%   42.82%  -12.01%  -24.24% -25.30%   27.90%
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                      2.75%  34.56%  13.58%  22.15%  30.76%   28.29%  -15.71%  -13.66% -31.13%   23.52%
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                        10.63%  18.19%  55.87%   75.85%  -25.78%  -16.94% -34.74%   33.04%
-----------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government
  Securities II                                           7.43%   2.90%   7.23%   6.32%   -1.83%    9.61%    5.69%   7.68%    1.09%
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                       18.89%  12.88%  12.42%   1.42%    1.05%  -10.15%    0.10%   0.12%   20.69%
-----------------------------------------------------------------------------------------------------------------------------------
VIP Fidelity Contrafund(R) Portfolio                                              28.32%  22.61%   -7.87%  -13.44% -10.56%   26.75%
-----------------------------------------------------------------------------------------------------------------------------------
VIP Fidelity Growth Opportunities Portfolio                                      22.96%    2.89%  -18.21%  -15.51% -22.89%   28.04%
-----------------------------------------------------------------------------------------------------------------------------------
VIP Fidelity Growth Portfolio                                                    37.65%   35.58%  -12.17%  -18.74% -31.07%   31.12%
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                            15.98%  -1.43%   12.17%   11.85%    5.70% -12.91%   23.58%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund                            -30.26% -22.03%   51.41%  -32.89%   -9.24%  -1.39%   51.08%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                -3.71%  14.05%  22.21%  12.25%   7.69%   21.72%   -3.58%  -17.05% -19.58%   30.56%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund           -4.43%  20.75%  17.11%  13.86%   4.78%   21.03%   -1.19%  -11.08%  -5.58%   30.31%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                         11.05%  19.47%  11.81%   7.35%   19.34%    0.22%   -2.48% -19.51%   30.49%
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                                   28.45%   21.73%  -21.29%  -24.54% -36.52%   37.46%
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                                                    28.28%
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                                            20.09%   26.05%  -17.69%  -25.63% -22.58%   31.69%
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                                27.12%   18.89%  -10.36%  -13.30% -23.29%   26.56%
-----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                                              -24.54%  -49.48% -49.61%   45.93%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                                                        -2.80%  -27.55% -16.35%   39.47%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                   30.39%  -2.69%  14.89%  123.71%  -28.75%  -22.16% -14.91%   47.01%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                                       8.10%    7.72%  -8.77%   29.09%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                    44.81%  27.83%   7.34%   23.53%   -9.31%   10.10% -17.85%   41.43%
-----------------------------------------------------------------------------------------------------------------------------------


       Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.

  THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE

CALCULATION OF YIELD AND RETURN
--------------------------------------------------------------------------------
    Yield of the Phoenix-Goodwin Money Market Subaccount. We calculate the yield of the Phoenix-Goodwin Money Market Subaccount for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return, we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the subaccount. We carry results to the nearest hundredth of one percent.

    The net change in value of the hypothetical account includes the daily net investment income of the account (after expenses), but does not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

    The yield/return calculations include a mortality and expense risk charge equal to either 0.775% (Death Benefit Option 1) or 1.125% (Death Benefit Option
2) on an annual basis, and a daily administrative fee equal to 0.125% on an annual basis.

    The Phoenix-Goodwin Money Market Subaccount return and effective yield will vary in response to fluctuations in interest rates and in the expenses of the subaccount.

    We do not include the maximum annual administrative fee in calculating the current return and effective yield. Should such a fee apply to your account, current return and/or effective yield for your account could be reduced.

Example Calculations:
    The following are examples of how these return/yield calculations for the Phoenix-Goodwin Money Market Subaccount are calculated:

EXAMPLE FOR DEATH BENEFIT OPTION 1:


Value of hypothetical pre-existing account with
   exactly one Unit at the beginning of the period:           $1.000000
Value of the same account (excluding capital
   changes) at the end of the 7-day period:..............      0.999964
Calculation:
   Ending account value..................................      0.999964
   Less beginning account value..........................      1.000000
   Net change in account value...........................     -0.000036
Base period return:
   (net change/beginning account value)..................     -0.000036
Current yield = return x (365/7) =.......................        -0.19%
Effective yield = [(1 + return) 365/7] -1 =..............        -0.19%


EXAMPLE FOR DEATH BENEFIT OPTION 2:


Value of hypothetical pre-existing account with
   exactly one unit at the beginning of the period:......     $1.000000
Value of the same account (excluding capital
   changes) at the end of the 7-day period:..............      0.999895

Calculation:
   Ending account value..................................      0.999895
   Less beginning account value..........................      1.000000
   Net change in account value...........................     -0.000105

Base period return:
   (net change/beginning account value)..................     -0.000105
Current yield = return x (365/7) =.......................        -0.55%
Effective yield = [(1 + return) 365/7 ] -1 =.............        -0.55%


    Yields and total returns may be higher or lower than in the past and there is no assurance that any historical results will continue.


    Calculation of Total Return. Total return measures the change in value of a subaccount investment over a stated period. We compute total returns by finding the average annual compounded rates of return over the one, five and ten year periods that would equate the initial amount invested to the ending redeemable value according to a formula. The formula for total return includes the following steps:


(1) We assume a hypothetical $1,000 initial investment in the subaccount;

(2) We determine the value the hypothetical initial investment would have were it redeemed at the end of each period. All recurring fees and any applicable contingent deferred sales charge are deducted. This figure is the ending redeemable value (ERV in the formula given below);

(3) We divide this value by the initial $1,000 investment, resulting in a ratio of the ending redeemable value to the initial value for that period;

(4) To get the average annual total return we take the nth root of the ratio from step (3), where n equals the number of years in that period (e.g., 1, 5, 10), and subtract one.

The formula in mathematical terms is:

R = ((ERV / II)(1/n)) - 1

Where:

    II       =     a hypothetical initial payment of $1,000

    R        =     average annual total return for the period

    n        =     number of years in the period

    ERV      =     ending redeemable value of the hypothetical
                   $1,000 for the period [see (2) and (3) above]


    We normally calculate total return for one, five and ten year periods for each subaccount. If a subaccount has not been available for at least 10 years, we will provide total returns for other relevant periods.

PERFORMANCE INFORMATION
    Advertisements, sales literature and other communications may contain information about a series' or advisor's current investment strategies and management style. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may wish to make known a series' specific portfolio holdings or holdings in specific industries. A fund may also separately illustrate the income and capital gain portions of a series' total return. Performance might also be advertised by breaking down returns into equity and debt components. A series may compare its equity or bond return figure to any of a number of well-known benchmarks of market performance, including, but not limited to:

      The Dow Jones Industrial Average(SM)(1)
      First Boston High Yield Index
      Salomon Brothers Corporate Index
      Salomon Brothers Government Bond Index
      The Standard & Poor's 500 Index (S&P 500)(2)

    Each subaccount may include its yield and total return in advertisements or communications with current or prospective contract owners. Each subaccount may also include in such advertisements, its ranking or comparison to similar mutual funds by organizations such as:

      Lipper Analytical Services
      Morningstar, Inc.
      Thomson Financial

    A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in publications such as:

      Barron's
      Business Week
      Changing Times
      Consumer Reports
      Financial Planning
      Financial Services Weekly
      Financial World
      Forbes
      Fortune
      Investor's Business Daily
      Money
      Personal Investor
      Registered Representative
      The New York Times
      The Wall Street Journal
      U.S. News and World Report

    A fund may also illustrate the benefits of tax deferral by comparing taxable investments with investments through tax-deferred retirement plans.

    The total return and yield may be used to compare the performance of the subaccounts with certain commonly used standards for stock and bond market performance. Such indices include, but are not limited to:

      The Dow Jones Industrial Average(SM)(1)
      First Boston High Yield Index
      Salomon Brothers Corporate Index
      Salomon Brothers Government Bond Index
      The S&P 500(2)

CALCULATION OF ANNUITY PAYMENTS
--------------------------------------------------------------------------------
    See your prospectus in the section titled "The Annuity Period" for a description of the annuity payment options and restrictions.

    You may elect a payment option by written request as described in your prospectus. If you do not elect an annuity payment option, amounts held under the contract will be applied to provide a Variable Payment Life Expectancy Annuity (Option L) on the maturity date. You may not change your election after the first annuity payment.

FIXED ANNUITY PAYMENTS
    Fixed annuity payments are determined by the total dollar value for all subaccounts' accumulation units and all amounts held in the GIA. For each contract the resulting dollar value is then multiplied by the applicable annuity purchase rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants, for the fixed payment annuity payment option selected.

    The guaranteed annuity payment rates will be no less favorable than the following: under Options A, B, D, E and F rates are based on the a-49 Annuity Table(4) projected to 1985 with Projection Scale B. We use an interest rate of 3-3/8% for 5- and 10-year periods certain under Option A, for the 10-year period certain under Option F, and for Option E; an interest rate of 3-1/4% for the 20-year period certain under Options A and F; an interest rate of 3-1/2% under Options B and D. Under Options G and H, the guaranteed interest rate is 3%.

    It is possible that we may have more favorable (i.e., higher-paying) rates in effect on the settlement date.

VARIABLE ANNUITY PAYMENTS
    Under all variable annuity payment options except Option L, the first payment is based on an assumed annual interest rate of 4-1/2%. All subsequent payments may be higher or lower depending on investment experience of the subaccounts.

    Under Options I, J, K, M and N, we determine the first payment by multiplying the amounts held under the selected annuity payment option in each subaccount by the applicable payment option rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants. The first payment equals the total of such amounts determined for each subaccount. We determine future payments under these options by multiplying the contract value in each subaccount (Number of Annuity Units times the Annuity Unit Value) by the applicable payment option's rate on the payment calculation date. The payment will equal the sum of the amounts provided by each subaccount investment.

    Under Option L, we determine the amount of the annual distribution by dividing the amount of contract value held under this option on December 31 of the previous year by the life expectancy of the annuitant or the joint life expectancy of the annuitant and joint annuitant at that time.

    Under Options I, J, M and N, the applicable annuity payment options rate used to determine the first payment amount will not be less than the rate based on the 1983 Table A (1983 IAM)(4) projected with Projection Scale G to the year 2040, and with continued projection thereafter, and on the assumed interest rate. Under Option K, the rate will be based on the number of payments to be made during the specified period and the assumed interest rate.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. See your prospectus in the section titled "Deductions and Charges." Electing Option K will result in a mortality risk deduction being made even though we assume no mortality risk under that option.

EXPERTS
--------------------------------------------------------------------------------

    The financial statements of Phoenix Life Variable Accumulation Account (The Phoenix Edge(R) - VA for New York (Death Benefit Option 1)) and Phoenix Life Variable Accumulation Account (The Phoenix Edge(R) - VA for New York (Death Benefit Option 2)) at December 31, 2003, and the results of their operations and the changes in their net assets for each of the periods indicated and the consolidated financial statements of Phoenix Life Insurance Company at December 31, 2003 and 2002, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2003, included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, 100 Pearl Street, Hartford, Connecticut, 06103, independent accountants, given on the authority of said firm as experts in auditing and accounting.

    Matthew A. Swendiman, Counsel and Brian A. Giantonio, Vice President, Tax and ERISA Counsel, The Phoenix Companies, Inc., have provided advice on certain matters relating to the federal securities, state regulations and income tax laws in connection with the contracts described in this prospectus.


(1) The Dow Jones Industrial Average(SM) (DJIA(SM)) is an unweighted(3) index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA(SM) are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA(SM).

(2) The S&P 500 is a market-value weighted(3) index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. Stock Market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

(3) Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the Dow Jones Industrial Average(SM)) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.

(4) The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities.

--------------------------------------------------------------------------------
                                                              [logo] PHOENIX
                                                            WEALTH MANAGEMENT(R)






                                     THE
                                     PHOENIX
                                       EDGE-VA FOR NEW YORK






--------------------------------------------------------------------------------
          V A R I A B L E   A N N U I T Y   A N N U A L   R E P O R T
--------------------------------------------------------------------------------

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                   DECEMBER 31, 2003






                                                               DEATH BENEFIT
                                                                  OPTION 1
--------------------------------------------------------------------------------
VA0201AR (C)2004 The Phoenix Companies, Inc.

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2003


                                                                                              PHOENIX-ALLIANCE/   PHOENIX-DUFF &
                                                        PHOENIX-ABERDEEN     PHOENIX-AIM         BERNSTEIN          PHELPS REAL
                                                         INTERNATIONAL      MID-CAP EQUITY     ENHANCED INDEX    ESTATE SECURITIES
                                                           SUBACCOUNT         SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
Assets
     Investment at cost                                 $        258,518   $          2,354   $        221,478   $        213,199
                                                        =================  =================  =================  =================
     Investment at market                               $        272,971   $          2,567   $        215,479   $        279,680
                                                        -----------------  -----------------  -----------------  -----------------
         Total assets                                            272,971              2,567            215,479            279,680
LIABILITIES
     Accrued expenses                                                214                  2                171                221
                                                        -----------------  -----------------  -----------------  -----------------
NET ASSETS                                              $        272,757   $          2,565   $        215,308   $        279,459
                                                        =================  =================  =================  =================
Accumulation units outstanding                                   328,939              2,151            226,691            166,693
                                                        =================  =================  =================  =================
Unit value                                              $       0.829201   $       1.193482   $       0.949788   $       1.676482
                                                        =================  =================  =================  =================


                                                        PHOENIX-ENGEMANN   PHOENIX-ENGEMANN                       PHOENIX-GOODWIN
                                                             CAPITAL       SMALL & MID-CAP     PHOENIX-GOODWIN      MULTI-SECTOR
                                                             GROWTH             GROWTH          MONEY MARKET        FIXED INCOME
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
Assets
     Investment at cost                                 $        597,816   $         92,858   $        247,227   $        609,728
                                                        =================  =================  =================  =================
     Investment at market                               $        559,492   $         95,612   $        247,227   $        661,702
                                                        -----------------  -----------------  -----------------  -----------------
         Total assets                                            559,492             95,612            247,227            661,702
LIABILITIES
     Accrued expenses                                                445                 76                201                527
                                                        -----------------  -----------------  -----------------  -----------------
NET ASSETS                                              $        559,047   $         95,536   $        247,026   $        661,175
                                                        =================  =================  =================  =================
Accumulation units outstanding                                   948,409            135,160            241,782            522,247
                                                        =================  =================  =================  =================
Unit value                                              $       0.589458   $       0.706840   $       1.021687   $       1.266021
                                                        =================  =================  =================  =================


                                                         PHOENIX-GOODWIN     PHOENIX-JANUS      PHOENIX-KAYNE     PHOENIX-LAZARD
                                                           MULTI-SECTOR         FLEXIBLE           RISING          INTERNATIONAL
                                                         SHORT TERM BOND         INCOME           DIVIDENDS        EQUITY SELECT
                                                            SUBACCOUNT         SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
Assets
     Investment at cost                                 $      1,024,299   $        470,135   $          1,814   $          1,222
                                                        =================  =================  =================  =================
     Investment at market                               $      1,029,459   $        485,166   $          1,869   $          1,463
                                                        -----------------  -----------------  -----------------  -----------------
         Total assets                                          1,029,459            485,166              1,869              1,463
LIABILITIES
     Accrued expenses                                                831                390                  1                  1
                                                        -----------------  -----------------  -----------------  -----------------
NET ASSETS                                              $      1,028,628   $        484,776   $          1,868   $          1,462
                                                        =================  =================  =================  =================
Accumulation units outstanding                                 1,004,304            402,150              1,645              1,191
                                                        =================  =================  =================  =================
Unit value                                              $       1.024219   $       1.205461   $       1.135530   $       1.227860
                                                        =================  =================  =================  =================


                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2003
                                   (CONTINUED)


                                                                                                PHOENIX-MFS
                                                          PHOENIX-LORD       PHOENIX-LORD        INVESTORS         PHOENIX-MFS
                                                           ABBETT BOND     ABBETT LARGE-CAP        GROWTH           INVESTORS
                                                            DEBENTURE            VALUE             STOCK              TRUST
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
Assets
     Investment at cost                                 $         15,198   $          4,767   $        523,542   $          6,349
                                                        =================  =================  =================  =================
     Investment at market                               $         15,526   $          5,344   $        467,463   $          7,291
                                                        -----------------  -----------------  -----------------  -----------------
         Total assets                                             15,526              5,344            467,463              7,291
LIABILITIES
     Accrued expenses                                                 13                  4                373                  6
                                                        -----------------  -----------------  -----------------  -----------------
NET ASSETS                                              $         15,513   $          5,340   $        467,090   $          7,285
                                                        =================  =================  =================  =================
Accumulation units outstanding                                    12,543              4,184            684,878              7,341
                                                        =================  =================  =================  =================
Unit value                                              $       1.236922   $       1.276397   $       0.682004   $       0.992311
                                                        =================  =================  =================  =================


                                                                                              PHOENIX-NORTHERN   PHOENIX-OAKHURST
                                                          PHOENIX-MFS      PHOENIX-NORTHERN      NASDAQ-100         GROWTH AND
                                                             VALUE              DOW 30            INDEX(R)            INCOME
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
Assets
     Investment at cost                                 $         67,089   $        232,902   $         50,324   $        316,216
                                                        =================  =================  =================  =================
     Investment at market                               $         70,995   $        244,164   $         46,197   $        321,155
                                                        -----------------  -----------------  -----------------  -----------------
         Total assets                                             70,995            244,164             46,197            321,155
LIABILITIES
     Accrued expenses                                                 48                191                 36                253
                                                        -----------------  -----------------  -----------------  -----------------
NET ASSETS                                              $         70,947   $        243,973   $         46,161   $        320,902
                                                        =================  =================  =================  =================
Accumulation units outstanding                                    63,622            250,322             49,208            377,006
                                                        =================  =================  =================  =================
Unit value                                              $       1.115133   $       0.974639   $       0.938062   $       0.851181
                                                        =================  =================  =================  =================


                                                                                                                  PHOENIX-SANFORD
                                                        PHOENIX-OAKHURST                       PHOENIX-SANFORD       BERNSTEIN
                                                           STRATEGIC       PHOENIX-OAKHURST       BERNSTEIN           MID-CAP
                                                           ALLOCATION        VALUE EQUITY       GLOBAL VALUE           VALUE
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
Assets
     Investment at cost                                 $        916,159   $      1,288,207   $        100,188   $        334,770
                                                        =================  =================  =================  =================
     Investment at market                               $        939,681   $      1,231,021   $        110,923   $        382,718
                                                        -----------------  -----------------  -----------------  -----------------
         Total assets                                            939,681          1,231,021            110,923            382,718
LIABILITIES
     Accrued expenses                                                749                907                 87                301
                                                        -----------------  -----------------  -----------------  -----------------
NET ASSETS                                              $        938,932   $      1,230,114   $        110,836   $        382,417
                                                        =================  =================  =================  =================
Accumulation units outstanding                                   849,989          1,540,785            102,439            241,245
                                                        =================  =================  =================  =================
Unit value                                              $       1.104639   $       0.798368   $       1.081978   $       1.585173
                                                        =================  =================  =================  =================


                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2003
                                   (CONTINUED)


                                                         PHOENIX-SANFORD
                                                            BERNSTEIN       PHOENIX-SENECA     PHOENIX-SENECA        AIM V.I.
                                                            SMALL-CAP           MID-CAP          STRATEGIC           CAPITAL
                                                              VALUE             GROWTH             THEME           APPRECIATION
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
Assets
     Investment at cost                                 $        354,515   $        453,580   $        465,599   $         29,833
                                                        =================  =================  =================  =================
     Investment at market                               $        399,314   $        407,630   $        403,715   $         31,630
                                                        -----------------  -----------------  -----------------  -----------------
         Total assets                                            399,314            407,630            403,715             31,630
LIABILITIES

     Accrued expenses                                                255                327                323                 24
                                                        -----------------  -----------------  -----------------  -----------------
NET ASSETS                                              $        399,059   $        407,303   $        403,392   $         31,606
                                                        =================  =================  =================  =================
Accumulation units outstanding                                   271,077            533,733            673,780             35,434
                                                        =================  =================  =================  =================
Unit value                                              $       1.472115   $       0.763120   $       0.598701   $       0.891958
                                                        =================  =================  =================  =================


                                                                                                FEDERATED FUND     FEDERATED HIGH
                                                            AIM V.I.        ALGER AMERICAN         FOR U.S.         INCOME BOND
                                                            PREMIER            LEVERAGED          GOVERNMENT         FUND II --
                                                             EQUITY             ALLCAP          SECURITIES II      PRIMARY SHARES
                                                           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
Assets
     Investment at cost                                 $        161,476   $        346,913   $      1,114,900   $        178,850
                                                        =================  =================  =================  =================
     Investment at market                               $        148,796   $        329,911   $      1,154,825   $        189,134
                                                        -----------------  -----------------  -----------------  -----------------
         Total assets                                            148,796            329,911          1,154,825            189,134
LIABILITIES
     Accrued expenses                                                 30                258                965                152
                                                        -----------------  -----------------  -----------------  -----------------
NET ASSETS                                              $        148,766   $        329,653   $      1,153,860   $        188,982
                                                        =================  =================  =================  =================
Accumulation units outstanding                                   184,661            460,076          1,017,222            156,720
                                                        =================  =================  =================  =================
Unit value                                              $       0.805610   $       0.716518   $       1.134324   $       1.205860
                                                        =================  =================  =================  =================


                                                              VIP             VIP GROWTH                           MUTUAL SHARES
                                                          CONTRAFUND(R)      OPPORTUNITIES       VIP GROWTH          SECURITIES
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
Assets
     Investment at cost                                 $        164,066   $         52,896   $        337,112   $        277,091
                                                        =================  =================  =================  =================
     Investment at market                               $        198,347   $         54,008   $        339,916   $        287,889
                                                        -----------------  -----------------  -----------------  -----------------
         Total assets                                            198,347             54,008            339,916            287,889
LIABILITIES
     Accrued expenses                                                156                 43                261                171
                                                        -----------------  -----------------  -----------------  -----------------
NET ASSETS                                              $        198,191   $         53,965   $        339,655   $        287,718
                                                        =================  =================  =================  =================
Accumulation units outstanding                                   185,421             64,544            419,595            267,738
                                                        =================  =================  =================  =================
Unit value                                              $       1.068876   $       0.836102   $       0.809482   $       1.074627
                                                        =================  =================  =================  =================


                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2003
                                   (CONTINUED)


                                                           TEMPLETON          TEMPLETON          TEMPLETON          TEMPLETON
                                                           DEVELOPING          FOREIGN          GLOBAL ASSET          GROWTH
                                                        MARKETS SECURITIES    SECURITIES         ALLOCATION         SECURITIES
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
Assets
     Investment at cost                                 $            380   $        283,011   $         59,981   $         90,554
                                                        =================  =================  =================  =================
     Investment at market                               $            554   $        287,281   $         61,457   $         93,032
                                                        -----------------  -----------------  -----------------  -----------------
         Total assets                                                554            287,281             61,457             93,032
LIABILITIES
     Accrued expenses                                                  -                223                 49                 72
                                                        -----------------  -----------------  -----------------  -----------------
NET ASSETS                                              $            554   $        287,058   $         61,408   $         92,960
                                                        =================  =================  =================  =================
Accumulation units outstanding                                       379            289,294             54,611             86,629
                                                        =================  =================  =================  =================
Unit value                                              $       1.460225   $       0.992270   $       1.124469   $       1.073076
                                                        =================  =================  =================  =================


                                                          SCUDDER VIT         SCUDDER VIT
                                                         EAFE(R) EQUITY       EQUITY 500                          WANGER FOREIGN
                                                             INDEX              INDEX            TECHNOLOGY            FORTY
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
Assets
     Investment at cost                                 $        199,234   $         47,089   $         53,877   $         39,128
                                                        =================  =================  =================  =================
     Investment at market                               $        207,554   $         49,255   $         42,099   $         47,147
                                                        -----------------  -----------------  -----------------  -----------------
         Total assets                                            207,554             49,255             42,099             47,147
LIABILITIES
     Accrued expenses                                                106                 38                 34                 37
                                                        -----------------  -----------------  -----------------  -----------------
NET ASSETS                                              $        207,448   $         49,217   $         42,065   $         47,110
                                                        =================  =================  =================  =================
Accumulation units outstanding                                   226,733             47,286            118,484             44,587
                                                        =================  =================  =================  =================
Unit value                                              $       0.914952   $       1.040811   $       0.355033   $       1.056557
                                                        =================  =================  =================  =================


                                                             WANGER                              WANGER U.S.
                                                          INTERNATIONAL         WANGER             SMALLER
                                                            SMALL CAP           TWENTY            COMPANIES
                                                           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------
Assets
     Investment at cost                                 $        253,888   $         33,336   $        493,881
                                                        =================  =================  =================
     Investment at market                               $        312,009   $         41,200   $        607,959
                                                        -----------------  -----------------  -----------------
         Total assets                                            312,009             41,200            607,959
LIABILITIES
     Accrued expenses                                                249                 32                481
                                                        -----------------  -----------------  -----------------
NET ASSETS                                              $        311,760   $         41,168   $        607,478
                                                        =================  =================  =================
Accumulation units outstanding                                   324,321             29,991            478,920
                                                        =================  =================  =================
Unit value                                              $       0.961271   $       1.372629   $       1.268433
                                                        =================  =================  =================


                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003


                                                                                              PHOENIX-ALLIANCE/   PHOENIX-DUFF &
                                                        PHOENIX-ABERDEEN     PHOENIX-AIM         BERNSTEIN          PHELPS REAL
                                                         INTERNATIONAL      MID-CAP EQUITY     ENHANCED INDEX    ESTATE SECURITIES
                                                           SUBACCOUNT         SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
Investment income
     Distributions                                      $          4,365   $              -   $          2,104   $          8,016
Expenses
     Mortality and expense fees                                    2,031                 31              1,704              2,075
     Indexing (gain) loss                                             56                 (1)                32                 81
                                                        -----------------  -----------------  -----------------  -----------------
Net investment income (loss)                                       2,278                (30)               368              5,860
                                                        -----------------  -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                    (592)               (66)              (703)               393
Net realized gain distribution from Fund                               -                  -                  -              8,060
Net change in unrealized appreciation (depreciation)              62,555                456             42,507             60,704
      on investment
                                                        -----------------  -----------------  -----------------  -----------------
Net gain (loss) on investment                                     61,963                390             41,804             69,157
Net increase (decrease) in net assets resulting from
     operations                                         $         64,241   $            360   $         42,172   $         75,017
                                                        =================  =================  =================  =================


                                                        PHOENIX-ENGEMANN   PHOENIX-ENGEMANN                       PHOENIX-GOODWIN
                                                             CAPITAL       SMALL & MID-CAP     PHOENIX-GOODWIN      MULTI-SECTOR
                                                             GROWTH             GROWTH          MONEY MARKET        FIXED INCOME
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
Investment income
     Distributions                                      $            476   $              -   $          2,191   $         41,876
Expenses
     Mortality and expense fees                                    4,546                707              2,892              5,641
     Indexing (gain) loss                                             18                 16                 12                 74
                                                        -----------------  -----------------  -----------------  -----------------
Net investment income (loss)                                      (4,088)              (723)              (713)            36,161
                                                        -----------------  -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                 (13,489)              (525)                 -              1,594
Net realized gain distribution from Fund                               -                  -                  -                  -
Net change in unrealized appreciation (depreciation)             128,259             30,859                  -             42,410
      on investment
                                                        -----------------  -----------------  -----------------  -----------------
Net gain (loss) on investment                                    114,770             30,334                  -             44,004
Net increase (decrease) in net assets resulting from
     operations                                         $        110,682   $         29,611   $           (713)  $         80,165
                                                        =================  =================  =================  =================


                                                         PHOENIX-GOODWIN     PHOENIX-JANUS      PHOENIX-KAYNE     PHOENIX-LAZARD
                                                           MULTI-SECTOR         FLEXIBLE           RISING          INTERNATIONAL
                                                         SHORT TERM BOND         INCOME           DIVIDENDS        EQUITY SELECT
                                                           SUBACCOUNT(2)       SUBACCOUNT       SUBACCOUNT(3)      SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
Investment income
     Distributions                                      $         24,343   $         16,461   $              6   $              7
Expenses
     Mortality and expense fees                                    5,205              4,217                  2                  6
     Indexing (gain) loss                                             61                (24)                 -                  -
                                                        -----------------  -----------------  -----------------  -----------------
Net investment income (loss)                                      19,077             12,268                  4                  1
                                                        -----------------  -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                     (10)             2,836                  -                  -
Net realized gain distribution from Fund                               -              9,670                  8                  1
Net change in unrealized appreciation (depreciation)               5,160               (144)                55                241
      on investment
                                                        -----------------  -----------------  -----------------  -----------------
Net gain (loss) on investment                                      5,150             12,362                 63                242
Net increase (decrease) in net assets resulting from
     operations                                         $         24,227   $         24,630   $             67   $            243
                                                        =================  =================  =================  =================


                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)


                                                                                                PHOENIX-MFS
                                                          PHOENIX-LORD       PHOENIX-LORD        INVESTORS         PHOENIX-MFS
                                                           ABBETT BOND     ABBETT LARGE-CAP        GROWTH           INVESTORS
                                                            DEBENTURE            VALUE             STOCK              TRUST
                                                          SUBACCOUNT(1)       SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
Investment income
     Distributions                                      $            319   $             20   $              -   $             37
Expenses
     Mortality and expense fees                                       40                 15              3,857                 57
     Indexing (gain) loss                                              1                  -                 63                  1
                                                        -----------------  -----------------  -----------------  -----------------
Net investment income (loss)                                         278                  5             (3,920)               (21)
                                                        -----------------  -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                       -                  -               (806)                 -
Net realized gain distribution from Fund                             128                 10                  -                  -
Net change in unrealized appreciation (depreciation)                 328                577             84,714              1,295
      on investment
                                                        -----------------  -----------------  -----------------  -----------------
Net gain (loss) on investment                                        456                587             83,908              1,295
Net increase (decrease) in net assets resulting from
     operations                                         $            734   $            592   $         79,988   $          1,274
                                                        =================  =================  =================  =================


                                                                                              PHOENIX-NORTHERN   PHOENIX-OAKHURST
                                                          PHOENIX-MFS      PHOENIX-NORTHERN      NASDAQ-100         GROWTH AND
                                                             VALUE              DOW 30            INDEX(R)            INCOME
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
Investment income
     Distributions                                      $            736   $          3,402   $              -   $          3,174
Expenses
     Mortality and expense fees                                      184              1,870                346              2,491
     Indexing (gain) loss                                              5                 34                  7                 56
                                                        -----------------  -----------------  -----------------  -----------------
Net investment income (loss)                                         547              1,498               (353)               627
                                                        -----------------  -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                       -             (7,162)               (59)              (212)
Net realized gain distribution from Fund                               -                  -                  -                  -
Net change in unrealized appreciation (depreciation)               5,972             52,477             15,283             66,474
      on investment
                                                        -----------------  -----------------  -----------------  -----------------
Net gain (loss) on investment                                      5,972             45,315             15,224             66,262
Net increase (decrease) in net assets resulting from
     operations                                         $          6,519   $         46,813   $         14,871   $         66,889
                                                        =================  =================  =================  =================


                                                                                                                  PHOENIX-SANFORD
                                                        PHOENIX-OAKHURST                       PHOENIX-SANFORD       BERNSTEIN
                                                           STRATEGIC       PHOENIX-OAKHURST       BERNSTEIN           MID-CAP
                                                           ALLOCATION        VALUE EQUITY       GLOBAL VALUE           VALUE
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
Investment income
     Distributions                                      $         22,208   $          8,844   $          1,407   $            594
Expenses
     Mortality and expense fees                                    7,432              8,336                898              2,743
     Indexing (gain) loss                                            125                146                 24                 87
                                                        -----------------  -----------------  -----------------  -----------------
Net investment income (loss)                                      14,651                362                485             (2,236)
                                                        -----------------  -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                     867              2,013              1,950                579
Net realized gain distribution from Fund                               -                  -                  -             11,701
Net change in unrealized appreciation (depreciation)             130,494            197,996             24,806             98,494
      on investment
                                                        -----------------  -----------------  -----------------  -----------------
Net gain (loss) on investment                                    131,361            200,009             26,756            110,774
Net increase (decrease) in net assets resulting from
     operations                                         $        146,012   $        200,371   $         27,241   $        108,538
                                                        =================  =================  =================  =================


                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)


                                                         PHOENIX-SANFORD
                                                            BERNSTEIN       PHOENIX-SENECA     PHOENIX-SENECA        AIM V.I.
                                                            SMALL-CAP           MID-CAP          STRATEGIC           CAPITAL
                                                              VALUE             GROWTH             THEME           APPRECIATION
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
Investment income
     Distributions                                      $              -   $              -   $              -   $              -
Expenses
     Mortality and expense fees                                    2,030              3,344              3,078                217
     Indexing (gain) loss                                             70                 60                 57                  4
                                                        -----------------  -----------------  -----------------  -----------------
Net investment income (loss)                                      (2,100)            (3,404)            (3,135)              (221)
                                                        -----------------  -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                   1,059              2,130                 94                  1
Net realized gain distribution from Fund                           5,859                  -                  -                  -
Net change in unrealized appreciation (depreciation)              80,724             91,767            108,096              6,445
      on investment
                                                        -----------------  -----------------  -----------------  -----------------
Net gain (loss) on investment                                     87,642             93,897            108,190              6,446
Net increase (decrease) in net assets resulting from
     operations                                         $         85,542   $         90,493   $        105,055   $          6,225
                                                        =================  =================  =================  =================


                                                                                                FEDERATED FUND     FEDERATED HIGH
                                                            AIM V.I.        ALGER AMERICAN         FOR U.S.         INCOME BOND
                                                            PREMIER            LEVERAGED          GOVERNMENT         FUND II --
                                                             EQUITY             ALLCAP          SECURITIES II      PRIMARY SHARES
                                                           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
Investment income
     Distributions                                      $            414   $              -   $         45,705   $         14,703
Expenses
     Mortality and expense fees                                    1,172              2,645             11,136              1,617
     Indexing (gain) loss                                             15                 56                 59                 28
                                                        -----------------  -----------------  -----------------  -----------------
Net investment income (loss)                                        (773)            (2,701)            34,510             13,058
                                                        -----------------  -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                      60              3,422              2,760                972
Net realized gain distribution from Fund                               -                  -              5,927                  -
Net change in unrealized appreciation (depreciation)              29,349             84,017            (23,740)            21,150
      on investment
                                                        -----------------  -----------------  -----------------  -----------------
Net gain (loss) on investment                                     29,409             87,439            (15,053)            22,122
Net increase (decrease) in net assets resulting from
     operations                                         $         28,636   $         84,738   $         19,457   $         35,180
                                                        =================  =================  =================  =================


                                                              VIP             VIP GROWTH                           MUTUAL SHARES
                                                          CONTRAFUND(R)      OPPORTUNITIES       VIP GROWTH          SECURITIES
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
Investment income
     Distributions                                      $            401   $            261   $            404   $          1,411
Expenses
     Mortality and expense fees                                    1,443                409              2,116              1,369
     Indexing (gain) loss                                             40                  7                 48                 25
                                                        -----------------  -----------------  -----------------  -----------------
Net investment income (loss)                                      (1,082)              (155)            (1,760)                17
                                                        -----------------  -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                    (127)            (1,266)               237             (3,741)
Net realized gain distribution from Fund                               -                  -                  -                  -
Net change in unrealized appreciation (depreciation)              44,928             12,615             67,463             37,818
      on investment
                                                        -----------------  -----------------  -----------------  -----------------
Net gain (loss) on investment                                     44,801             11,349             67,700             34,077
Net increase (decrease) in net assets resulting from
     operations                                         $         43,719   $         11,194   $         65,940   $         34,094
                                                        =================  =================  =================  =================


                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)


                                                           TEMPLETON          TEMPLETON          TEMPLETON          TEMPLETON
                                                           DEVELOPING          FOREIGN          GLOBAL ASSET          GROWTH
                                                        MARKETS SECURITIES    SECURITIES         ALLOCATION         SECURITIES
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
Investment income

     Distributions                                      $              5   $          4,048   $          1,476   $          1,167
Expenses
     Mortality and expense fees                                        4              2,091                537                668
     Indexing (gain) loss                                              -                 53                 16                 16
                                                        -----------------  -----------------  -----------------  -----------------
Net investment income (loss)                                           1              1,904                923                483
                                                        -----------------  -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                       -                142                821                 27
Net realized gain distribution from Fund                               -                  -                  -                  -
Net change in unrealized appreciation (depreciation)                 187             64,497             14,432             20,679
      on investment
                                                        -----------------  -----------------  -----------------  -----------------
Net gain (loss) on investment                                        187             64,639             15,253             20,706
Net increase (decrease) in net assets resulting from
     operations                                         $            188   $         66,543   $         16,176   $         21,189
                                                        =================  =================  =================  =================


                                                          SCUDDER VIT         SCUDDER VIT
                                                         EAFE(R) EQUITY       EQUITY 500                          WANGER FOREIGN
                                                             INDEX              INDEX            TECHNOLOGY            FORTY
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
Investment income
     Distributions                                      $          2,687   $            454   $              -   $            112
Expenses
     Mortality and expense fees                                      593                347                329                331
     Indexing (gain) loss                                           (482)                 6                  3                 12
                                                        -----------------  -----------------  -----------------  -----------------
Net investment income (loss)                                       2,576                101               (332)              (231)
                                                        -----------------  -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                     335                 10             (7,781)               816
Net realized gain distribution from Fund                               -                  -                  -                  -
Net change in unrealized appreciation (depreciation)              21,238              9,473             20,184             13,163
      on investment
                                                        -----------------  -----------------  -----------------  -----------------
Net gain (loss) on investment                                     21,573              9,483             12,403             13,979
Net increase (decrease) in net assets resulting from
     operations                                         $         24,149   $          9,584   $         12,071   $         13,748
                                                        =================  =================  =================  =================















                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)


                                                             WANGER                              WANGER U.S.
                                                          INTERNATIONAL         WANGER             SMALLER
                                                            SMALL CAP           TWENTY            COMPANIES
                                                           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------
Investment income
     Distributions                                      $            829   $              -   $              -
Expenses
     Mortality and expense fees                                    2,343                307              4,518
     Indexing (gain) loss                                             86                  8                152
                                                        -----------------  -----------------  -----------------
Net investment income (loss)                                      (1,600)              (315)            (4,670)
                                                        -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                   5,347                611              1,707
Net realized gain distribution from Fund                               -                  -                  -
Net change in unrealized appreciation (depreciation)
     on investment                                               102,487              8,572            181,626
                                                        -----------------  -----------------  -----------------
Net gain (loss) on investment                                    107,834              9,183            183,333
Net increase (decrease) in net assets resulting from
     operations                                         $        106,234   $          8,868   $        178,663
                                                        =================  =================  =================















Footnotes for Statements of Operations
For the period ended December 31, 2003

(1) From inception February 3, 2003 to December 31, 2003.
(2) From inception June 3, 2003 to December 31, 2003.
(3) From inception October 27, 2003 to December 31, 2003.

                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003


                                                                                                PHOENIX-ALLIANCE/   PHOENIX-DUFF &
                                                          PHOENIX-ABERDEEN     PHOENIX-AIM         BERNSTEIN          PHELPS REAL
                                                           INTERNATIONAL      MID-CAP EQUITY     ENHANCED INDEX    ESTATE SECURITIES
                                                             SUBACCOUNT         SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                                          -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                         $          2,278   $            (30)  $            368   $          5,860
     Net realized gain (loss)                                         (592)               (66)              (703)             8,453
     Net change in unrealized appreciation (depreciation)
         on investments                                             62,555                456             42,507             60,704
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations              64,241                360             42,172             75,017
                                                          -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                            8,381                150             35,059              2,756
     Participant transfers                                          (6,182) +         (21,750)           (40,943)            10,390
     Participant withdrawals                                        (7,721)               (20)              (593)            (2,191)
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                              (5,522)           (21,620)            (6,477)            10,955
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                          58,719            (21,260)            35,695             85,972
NET ASSETS
     Beginning of period                                           214,038             23,825            179,613            193,487
                                                          -----------------  -----------------  -----------------  -----------------
     End of period                                        $        272,757   $          2,565   $        215,308   $        279,459
                                                          =================  =================  =================  =================


                                                          PHOENIX-ENGEMANN   PHOENIX-ENGEMANN                       PHOENIX-GOODWIN
                                                               CAPITAL       SMALL & MID-CAP     PHOENIX-GOODWIN      MULTI-SECTOR
                                                               GROWTH             GROWTH          MONEY MARKET        FIXED INCOME
                                                             SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                          -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                         $         (4,088)  $           (723)  $           (713)  $         36,161
     Net realized gain (loss)                                      (13,489)              (525)                 -              1,594
     Net change in unrealized appreciation (depreciation)
         on investments                                            128,259             30,859                  -             42,410
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations             110,682             29,611               (713)            80,165
                                                          -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                            8,225              4,500                  -             33,963
     Participant transfers                                         (37,728)            (5,300)           348,993            (40,427)
     Participant withdrawals                                       (42,829)               (45)          (353,356)           (11,058)
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                             (72,332)              (845)            (4,363)           (17,522)
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                          38,350             28,766             (5,076)            62,643
NET ASSETS
     Beginning of period                                           520,697             66,770            252,102            598,532
                                                          -----------------  -----------------  -----------------  -----------------
     End of period                                        $        559,047   $         95,536   $        247,026   $        661,175
                                                          =================  =================  =================  =================





                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)


                                                           PHOENIX-GOODWIN     PHOENIX-JANUS      PHOENIX-KAYNE     PHOENIX-LAZARD
                                                             MULTI-SECTOR         FLEXIBLE           RISING          INTERNATIONAL
                                                           SHORT TERM BOND         INCOME           DIVIDENDS        EQUITY SELECT
                                                             SUBACCOUNT(2)       SUBACCOUNT       SUBACCOUNT(3)       SUBACCOUNT
                                                          -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                         $         19,077   $         12,268   $              4   $              1
     Net realized gain (loss)                                          (10)            12,506                  8                  1
     Net change in unrealized appreciation (depreciation)
         on investments                                              5,160               (144)                55                241
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations              24,227             24,630                 67                243
                                                          -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                        1,000,000              1,500              1,800              1,200
     Participant transfers                                           4,401            (13,512)                 1                  -
     Participant withdrawals                                             -            (18,900)                 -                 (1)
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           1,004,401            (30,912)             1,801              1,199
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                       1,028,628             (6,282)             1,868              1,442
NET ASSETS
     Beginning of period                                                 -            491,058                  -                 20
                                                          -----------------  -----------------  -----------------  -----------------
     End of period                                        $      1,028,628   $        484,776   $          1,868   $          1,462
                                                          =================  =================  =================  =================


                                                                                                  PHOENIX-MFS
                                                            PHOENIX-LORD       PHOENIX-LORD        INVESTORS         PHOENIX-MFS
                                                             ABBETT BOND     ABBETT LARGE-CAP        GROWTH           INVESTORS
                                                              DEBENTURE            VALUE             STOCK              TRUST
                                                            SUBACCOUNT(1)       SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                          -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                         $            278   $              5   $         (3,920)  $            (21)
     Net realized gain (loss)                                          128                 10               (806)                 -
     Net change in unrealized appreciation (depreciation)
         on investments                                                328                577             84,714              1,295
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations                 734                592             79,988              1,274
                                                          -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                            7,423              4,711             18,888                  -
     Participant transfers                                           7,356                 (1)              (200)++             300
     Participant withdrawals                                             -                 (2)           (30,761)               (37)
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                              14,779              4,708            (12,073)               263
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                          15,513              5,300             67,915              1,537
NET ASSETS
     Beginning of period                                                 -                 40            399,175              5,748
                                                          -----------------  -----------------  -----------------  -----------------
     End of period                                        $         15,513   $          5,340   $        467,090   $          7,285
                                                          =================  =================  =================  =================





                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)


                                                                                                PHOENIX-NORTHERN   PHOENIX-OAKHURST
                                                            PHOENIX-MFS      PHOENIX-NORTHERN      NASDAQ-100         GROWTH AND
                                                               VALUE              DOW 30            INDEX(R)            INCOME
                                                             SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                          -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                         $            547   $          1,498   $           (353)  $            627
     Net realized gain (loss)                                            -             (7,162)               (59)              (212)
     Net change in unrealized appreciation (depreciation)
         on investments                                              5,972             52,477             15,283             66,474
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations               6,519             46,813             14,871             66,889
                                                          -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                            3,800              5,300                  -              7,029
     Participant transfers                                          50,237            (10,952)                 1            (15,317)
     Participant withdrawals                                           (41)           (25,832)               (21)            (1,826)
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                              53,996            (31,484)               (20)           (10,114)
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                          60,515             15,329             14,851             56,775
NET ASSETS
     Beginning of period                                            10,432            228,644             31,310            264,127
                                                          -----------------  -----------------  -----------------  -----------------
     End of period                                        $         70,947   $        243,973   $         46,161   $        320,902
                                                          =================  =================  =================  =================


                                                                                                                    PHOENIX-SANFORD
                                                          PHOENIX-OAKHURST                       PHOENIX-SANFORD       BERNSTEIN
                                                             STRATEGIC       PHOENIX-OAKHURST       BERNSTEIN           MID-CAP
                                                             ALLOCATION        VALUE EQUITY       GLOBAL VALUE           VALUE
                                                             SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                          -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                         $         14,651   $            362   $            485   $         (2,236)
     Net realized gain (loss)                                          867              2,013              1,950             12,280
     Net change in unrealized appreciation (depreciation)
         on investments                                            130,494            197,996             24,806             98,494
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations             146,012            200,371             27,241            108,538
                                                          -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                           22,646             37,147              2,501              5,401
     Participant transfers                                          44,361            173,983            (21,833)            10,371
     Participant withdrawals                                       (34,400)           (15,831)            (1,096)            (4,524)
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                              32,607            195,299            (20,428)            11,248
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                         178,619            395,670              6,813            119,786
NET ASSETS
     Beginning of period                                           760,313            834,444            104,023            262,631
                                                          -----------------  -----------------  -----------------  -----------------
     End of period                                        $        938,932   $      1,230,114   $        110,836   $        382,417
                                                          =================  =================  =================  =================





                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)


                                                           PHOENIX-SANFORD
                                                              BERNSTEIN       PHOENIX-SENECA     PHOENIX-SENECA        AIM V.I.
                                                              SMALL-CAP           MID-CAP          STRATEGIC           CAPITAL
                                                                VALUE             GROWTH             THEME           APPRECIATION
                                                             SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                          -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS

     Net investment income (loss)                         $         (2,100)  $         (3,404)  $         (3,135)  $           (221)
     Net realized gain (loss)                                        6,918              2,130                 94                  1
     Net change in unrealized appreciation (depreciation)
         on investments                                             80,724             91,767            108,096              6,445
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations              85,542             90,493            105,055              6,225
                                                          -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                            2,051              6,908             14,234              3,000
     Participant transfers                                         111,924            (16,398)            (1,617)             2,100
     Participant withdrawals                                        (4,081)            (6,631)            (1,063)               (74)
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                             109,894            (16,121)            11,554              5,026
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                         195,436             74,372            116,609             11,251
NET ASSETS
     Beginning of period                                           203,623            332,931            286,783             20,355
                                                          -----------------  -----------------  -----------------  -----------------
     End of period                                        $        399,059   $        407,303   $        403,392   $         31,606
                                                          =================  =================  =================  =================


                                                                                                  FEDERATED FUND     FEDERATED HIGH
                                                              AIM V.I.        ALGER AMERICAN         FOR U.S.         INCOME BOND
                                                              PREMIER            LEVERAGED          GOVERNMENT         FUND II --
                                                               EQUITY             ALLCAP          SECURITIES II      PRIMARY SHARES
                                                             SUBACCOUNT         SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                          -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                         $           (773)  $         (2,701)  $         34,510   $         13,058
     Net realized gain (loss)                                           60              3,422              8,687                972
     Net change in unrealized appreciation (depreciation)
         on investments                                             29,349             84,017            (23,740)            21,150
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations              28,636             84,738             19,457             35,180
                                                          -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                            3,123              9,417             35,944                495
     Participant transfers                                             706             (4,289)          (325,687)           (24,498)
     Participant withdrawals                                          (912)            (8,966)           (37,530)            (1,348)
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                               2,917             (3,838)          (327,273)           (25,351)
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                          31,553             80,900           (307,816)             9,829
NET ASSETS
     Beginning of period                                           117,213            248,753          1,461,676            179,153
                                                          -----------------  -----------------  -----------------  -----------------
     End of period                                        $        148,766   $        329,653   $      1,153,860   $        188,982
                                                          =================  =================  =================  =================





                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)


                                                                VIP             VIP GROWTH                           MUTUAL SHARES
                                                            CONTRAFUND(R)      OPPORTUNITIES       VIP GROWTH          SECURITIES
                                                             SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                          -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                         $         (1,082)  $           (155)  $         (1,760)  $             17
     Net realized gain (loss)                                         (127)            (1,266)               237             (3,741)
     Net change in unrealized appreciation (depreciation)
         on investments                                             44,928             12,615             67,463             37,818
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations              43,719             11,194             65,940             34,094
                                                          -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                            4,630              5,800              6,601              6,344
     Participant transfers                                          45,436            (27,029)            85,718             94,178
     Participant withdrawals                                        (1,240)            (1,329)            (2,045)              (694)
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                              48,826            (22,558)            90,274             99,828
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                          92,545            (11,364)           156,214            133,922
NET ASSETS
     Beginning of period                                           105,646             65,329            183,441            153,796
                                                          -----------------  -----------------  -----------------  -----------------
     End of period                                        $        198,191   $         53,965   $        339,655   $        287,718
                                                          =================  =================  =================  =================


                                                             TEMPLETON          TEMPLETON          TEMPLETON          TEMPLETON
                                                             DEVELOPING          FOREIGN          GLOBAL ASSET          GROWTH
                                                          MARKETS SECURITIES    SECURITIES         ALLOCATION         SECURITIES
                                                             SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                          -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                         $              1   $          1,904   $            923   $            483
     Net realized gain (loss)                                            -                142                821                 27
     Net change in unrealized appreciation (depreciation)
         on investments                                                187             64,497             14,432             20,679
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations                 188             66,543             16,176             21,189
                                                          -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                               70              5,331                600              1,191
     Participant transfers                                               1              4,619                  -              3,769
     Participant withdrawals                                            (4)            (1,387)           (28,611)              (307)
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                                  67              8,563            (28,011)             4,653
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                             255             75,106            (11,835)            25,842
NET ASSETS
     Beginning of period                                               299            211,952             73,243             67,118
                                                          -----------------  -----------------  -----------------  -----------------
     End of period                                        $            554   $        287,058   $         61,408   $         92,960
                                                          =================  =================  =================  =================





                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)


                                                            SCUDDER VIT         SCUDDER VIT
                                                           EAFE(R) EQUITY       EQUITY 500                          WANGER FOREIGN
                                                               INDEX              INDEX            TECHNOLOGY            FORTY
                                                             SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                          -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                         $          2,576   $            101   $           (332)  $         $ (231)
     Net realized gain (loss)                                          335                 10             (7,781)               816
     Net change in unrealized appreciation (depreciation)
         on investments                                             21,238              9,473             20,184             13,163
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations              24,149              9,584             12,071             13,748
                                                          -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                            5,000                 89              2,746              3,194
     Participant transfers                                         123,132              5,543            (13,438)              (304)
     Participant withdrawals                                          (471)               (65)              (243)                 -
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                             127,661              5,567            (10,935)             2,890
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                         151,810             15,151              1,136             16,638
NET ASSETS
     Beginning of period                                            55,638             34,066             40,929             30,472
                                                          -----------------  -----------------  -----------------  -----------------
     End of period                                        $        207,448   $         49,217   $         42,065   $         47,110
                                                          =================  =================  =================  =================


                                                               WANGER                              WANGER U.S.
                                                            INTERNATIONAL         WANGER             SMALLER
                                                              SMALL CAP           TWENTY            COMPANIES
                                                             SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                          -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                         $         (1,600)  $           (315)  $         (4,670)
     Net realized gain (loss)                                        5,347                611              1,707
     Net change in unrealized appreciation (depreciation)
         on investments                                            102,487              8,572            181,626
                                                          -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations             106,234              8,868            178,663
                                                          -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                            4,502              3,776             20,906
     Participant transfers                                         (19,035)             2,563            (13,953)
     Participant withdrawals                                       (10,547)            (1,215)            (9,161)
                                                          -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                             (25,080)             5,124             (2,208)
                                                          -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                          81,154             13,992            176,455
NET ASSETS
     Beginning of period                                           230,606             27,176            431,023
                                                          -----------------  -----------------  -----------------
     End of period                                        $        311,760   $         41,168   $        607,478
                                                          =================  =================  =================






+ Participant transfers include net assets transferred in from Aberdeen New Asia on February 7, 2003.

++ Participant transfers include net assets transferred in from MFS Investors
   Growth and Van Kampen Focus Equity on February 14, 2003.

Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2003

(1) From inception February 3, 2003 to December 31, 2003.
(2) From inception June 3, 2003 to December 31, 2003.
(3) From inception October 27, 2003 to December 31, 2003.

                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002



                                                          PHOENIX-ABERDEEN   PHOENIX-ABERDEEN     PHOENIX-AIM      PHOENIX-DEUTSCHE
                                                           INTERNATIONAL         NEW ASIA        MID-CAP EQUITY         DOW 30
                                                             SUBACCOUNT         SUBACCOUNT        SUBACCOUNT(3)       SUBACCOUNT
                                                          -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                         $            614   $             61   $           (150)  $          1,126
     Net realized gain (loss)                                         (261)                 1             (7,308)              (343)
     Net unrealized appreciation (depreciation)                    (40,715)                84               (243)           (42,261)
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations             (40,362)               146             (7,701)           (41,478)
                                                          -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                           31,418                698              2,468             22,290
     Participant transfers                                          50,490                  1             29,058             74,219
     Participant withdrawals                                        (6,115)                (3)                 -             (2,183)
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                              75,793                696             31,526             94,326
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                          35,431                842             23,825             52,848
NET ASSETS
     Beginning of period                                           178,607              2,875                  -            175,796
                                                          -----------------  -----------------  -----------------  -----------------
     End of period                                        $        214,038   $          3,717   $         23,825   $        228,644
                                                          =================  =================  =================  =================


                                                          PHOENIX-DEUTSCHE    PHOENIX-DUFF &    PHOENIX-ENGEMANN   PHOENIX-ENGEMANN
                                                             NASDAQ-100         PHELPS REAL          CAPITAL       SMALL & MID-CAP
                                                              INDEX(R)       ESTATE SECURITIES       GROWTH             GROWTH
                                                             SUBACCOUNT          SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                                          -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                         $           (323)  $          5,194   $         (4,676)  $           (603)
     Net realized gain (loss)                                         (102)              (276)            (3,077)            (3,957)
     Net unrealized appreciation (depreciation)                    (18,794)             7,274           (148,563)           (24,381)
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations             (19,219)            12,192           (156,316)           (28,941)
                                                          -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                            2,578             41,983            206,285             54,784
     Participant transfers                                               -             42,599            121,865              3,008
     Participant withdrawals                                           (21)            (3,484)           (20,611)               (38)
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                               2,557             81,098            307,539             57,754
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                         (16,662)            93,290            151,223             28,813
NET ASSETS
     Beginning of period                                            47,972            100,197            369,474             37,957
                                                          -----------------  -----------------  -----------------  -----------------
     End of period                                        $         31,310   $        193,487   $        520,697   $         66,770
                                                          =================  =================  =================  =================


                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002


                                                                              PHOENIX-GOODWIN                         PHOENIX-J.P.
                                                           PHOENIX-GOODWIN      MULTI-SECTOR    PHOENIX-HOLLISTER   MORGAN RESEARCH
                                                            MONEY MARKET        FIXED INCOME      VALUE EQUITY      ENHANCED INDEX
                                                             SUBACCOUNT          SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                                          -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                         $          1,977   $         31,167   $            762   $            175
     Net realized gain (loss)                                            -              1,401             (3,332)              (357)
     Net unrealized appreciation (depreciation)                          -             12,610           (230,880)           (49,221)
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations               1,977             45,178           (233,450)           (49,403)
                                                          -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                          320,340            261,498            188,241             65,077
     Participant transfers                                        (364,463)           114,559            258,580             70,714
     Participant withdrawals                                       (68,887)            (2,144)           (15,880)            (2,728)
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            (113,010)           373,913            430,941            133,063
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                        (111,033)           419,091            197,491             83,660
NET ASSETS
     Beginning of period                                           363,135            179,441            636,953             95,953
                                                          -----------------  -----------------  -----------------  -----------------
     End of period                                        $        252,102   $        598,532   $        834,444   $        179,613
                                                          =================  =================  =================  =================


                                                            PHOENIX-JANUS                        PHOENIX-LAZARD      PHOENIX-LORD
                                                               FLEXIBLE        PHOENIX-JANUS      INTERNATIONAL    ABBETT LARGE-CAP
                                                                INCOME             GROWTH         EQUITY SELECT          VALUE
                                                              SUBACCOUNT         SUBACCOUNT       SUBACCOUNT(4)      SUBACCOUNT(4)
                                                          -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                         $         17,326   $         (3,288)  $              -   $              -
     Net realized gain (loss)                                        3,666             (5,471)                 -                  -
     Net unrealized appreciation (depreciation)                     25,022           (140,413)                 -                  -
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations              46,014           (149,172)                 -                  -
                                                          -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                           78,675             63,554                 20                 40
     Participant transfers                                           2,558            289,097                  -                  -
     Participant withdrawals                                       (21,196)            (4,228)                 -                  -
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                              60,037            348,423                 20                 40
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                         106,051            199,251                 20                 40
NET ASSETS
     Beginning of period                                           385,007            199,924                  -                  -
                                                          -----------------  -----------------  -----------------  -----------------
     End of period                                        $        491,058   $        399,175   $             20   $             40
                                                          =================  =================  =================  =================


                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002


                                                            PHOENIX-MFS
                                                             INVESTORS         PHOENIX-MFS                         PHOENIX-OAKHURST
                                                               GROWTH           INVESTORS         PHOENIX-MFS         GROWTH AND
                                                               STOCK              TRUST              VALUE              INCOME
                                                             SUBACCOUNT        SUBACCOUNT(2)      SUBACCOUNT(2)       SUBACCOUNT
                                                          -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                         $            (36)  $              1   $             (8)  $            312
     Net realized gain (loss)                                            1                  1             (2,458)            (6,739)
     Net unrealized appreciation (depreciation)                     (1,268)              (353)            (2,066)           (60,977)
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations              (1,303)              (351)            (4,532)           (67,404)
                                                          -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                                -                979              5,057            115,845
     Participant transfers                                           5,132              5,069             10,152             92,725
     Participant withdrawals                                            (4)                51               (245)            (2,637)
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                               5,128              6,099             14,964            205,933
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                           3,825              5,748             10,432            138,529
NET ASSETS
     Beginning of period                                             1,500                  -                  -            125,598
                                                          -----------------  -----------------  -----------------  -----------------
     End of period                                        $          5,325   $          5,748   $         10,432   $        264,127
                                                          =================  =================  =================  =================


                                                                                                 PHOENIX-SANFORD    PHOENIX-SANFORD
                                                          PHOENIX-OAKHURST    PHOENIX-SANFORD       BERNSTEIN          BERNSTEIN
                                                             STRATEGIC           BERNSTEIN           MID-CAP           SMALL-CAP
                                                             ALLOCATION        GLOBAL VALUE           VALUE              VALUE
                                                             SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                          -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                         $         13,770   $            356   $            153   $           (553)
     Net realized gain (loss)                                       (3,283)                40             19,007              4,270
     Net unrealized appreciation (depreciation)                   (108,692)           (13,210)           (57,605)           (38,808)
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations             (98,205)           (12,814)           (38,445)           (35,091)
                                                          -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                           77,231             19,330            112,487             60,269
     Participant transfers                                         437,971             66,534             90,994            110,361
     Participant withdrawals                                        (4,371)               (85)              (446)            (1,419)
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                             510,831             85,779            203,035            169,211
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                         412,626             72,965            164,590            134,120
NET ASSETS
     Beginning of period                                           347,687             31,058             98,041             69,503
                                                          -----------------  -----------------  -----------------  -----------------
     End of period                                        $        760,313   $        104,023   $        262,631   $        203,623
                                                          =================  =================  =================  =================


                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002


                                                           PHOENIX-SENECA     PHOENIX-SENECA      PHOENIX-VAN      AIM V.I. CAPITAL
                                                               MID-CAP          STRATEGIC            KAMPEN          APPRECIATION
                                                               GROWTH             THEME           FOCUS EQUITY       FOCUS EQUITY
                                                             SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                          -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                         $         (3,027)  $         (2,853)  $           (321)  $           (135)
     Net realized gain (loss)                                         (555)              (466)              (221)               (42)
     Net unrealized appreciation (depreciation)                   (136,717)          (145,414)           (12,312)            (4,540)
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations            (140,299)          (148,733)           (12,854)            (4,717)
                                                          -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                           47,918            165,972                200              5,886
     Participant transfers                                         104,683              3,561             17,614             10,928
     Participant withdrawals                                        (4,009)            (3,015)                (5)               (37)
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                             148,592            166,518             17,809             16,777
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                           8,293             17,785              4,955             12,060
NET ASSETS
     Beginning of period                                           324,638            268,998             33,910              8,295
                                                          -----------------  -----------------  -----------------  -----------------
     End of period                                        $        332,931   $        286,783   $         38,865   $         20,355
                                                          =================  =================  =================  =================


                                                                                                  FEDERATED FUND     FEDERATED HIGH
                                                              AIM V.I.        ALGER AMERICAN         FOR U.S.         INCOME BOND
                                                              PREMIER            LEVERAGED          GOVERNMENT         FUND II --
                                                               EQUITY             ALLCAP          SECURITIES II      PRIMARY SHARES
                                                             SUBACCOUNT         SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                          -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                         $           (533)  $         (2,270)  $         19,838   $          8,197
     Net realized gain (loss)                                           45             (1,431)            (1,197)            (2,706)
     Net unrealized appreciation (depreciation)                    (41,949)          (109,372)            56,703            (10,367)
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations             (42,437)          (113,073)            75,344             (4,876)
                                                          -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                           26,769             81,134            262,765             64,885
     Participant transfers                                          42,681             67,392            558,902             40,349
     Participant withdrawals                                           (75)            (7,195)           (26,142)               (61)
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                              69,375            141,331            795,525            105,173
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                          26,938             28,258            870,869            100,297
NET ASSETS
     Beginning of period                                            90,275            220,495            590,807             78,856
                                                          -----------------  -----------------  -----------------  -----------------
     End of period                                        $        117,213   $        248,753   $      1,461,676   $        179,153
                                                          =================  =================  =================  =================


                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002


                                                                VIP             VIP GROWTH                           MUTUAL SHARES
                                                            CONTRAFUND(R)      OPPORTUNITIES       VIP GROWTH          SECURITIES
                                                             SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                          -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                         $           (328)  $           (247)  $         (1,332)  $             37
     Net realized gain (loss)                                           90             (8,026)            (2,181)               269
     Net unrealized appreciation (depreciation)                    (10,626)           (11,869)           (63,938)           (25,541)
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations             (10,864)           (20,142)           (67,451)           (25,235)
                                                          -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                           24,509              6,794             63,546             19,332
     Participant transfers                                          18,698             57,324            109,177             44,276
     Participant withdrawals                                          (149)            (2,848)               552             (3,969)
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                              43,058             61,270            173,275             59,639
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                          32,194             41,128            105,824             34,404
NET ASSETS
     Beginning of period                                            73,452             24,201             77,617            119,392
                                                          -----------------  -----------------  -----------------  -----------------
     End of period                                        $        105,646   $         65,329   $        183,441   $        153,796
                                                          =================  =================  =================  =================


                                                             TEMPLETON          TEMPLETON          TEMPLETON          TEMPLETON
                                                             DEVELOPING          FOREIGN          GLOBAL ASSET          GROWTH
                                                          MARKETS SECURITIES    SECURITIES         ALLOCATION         SECURITIES
                                                             SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                          -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                         $              1   $          1,836   $            635   $          1,149
     Net realized gain (loss)                                            -               (451)               (10)            (2,341)
     Net unrealized appreciation (depreciation)                        (10)           (51,567)            (4,671)           (18,626)
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations                  (9)           (50,182)            (4,046)           (19,818)
                                                          -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                              211            137,738                600              7,100
     Participant transfers                                               -             32,292              1,912             41,225
     Participant withdrawals                                            (4)               309                 (8)               (21)
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                                 207            170,339              2,504             48,304
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                             198            120,157             (1,542)            28,486
NET ASSETS
     Beginning of period                                               101             91,795             74,785             38,632
                                                          -----------------  -----------------  -----------------  -----------------
     End of period                                        $            299   $        211,952   $         73,243   $         67,118
                                                          =================  =================  =================  =================


                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002


                                                            SCUDDER VIT         SCUDDER VIT
                                                           EAFE(R) EQUITY       EQUITY 500                          WANGER FOREIGN
                                                               INDEX              INDEX            TECHNOLOGY            FORTY
                                                             SUBACCOUNT        SUBACCOUNT(1)       SUBACCOUNT         SUBACCOUNT
                                                          -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                         $            (63)  $            314   $           (404)  $           (232)
     Net realized gain (loss)                                       (7,780)              (473)               232                (19)
     Net unrealized appreciation (depreciation)                    (13,089)            (7,307)           (32,823)            (4,117)
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations             (20,932)            (7,466)           (32,995)            (4,368)
                                                          -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                           27,007             34,888              8,402                494
     Participant transfers                                          33,461              7,473              9,222             16,262
     Participant withdrawals                                          (226)              (829)               432                (24)
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                              60,242             41,532             18,056             16,732
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                          39,310             34,066            (14,939)            12,364
NET ASSETS
     Beginning of period                                            16,328                  -             55,868             18,108
                                                          -----------------  -----------------  -----------------  -----------------
     End of period                                        $         55,638   $         34,066   $         40,929   $         30,472
                                                          =================  =================  =================  =================


                                                               WANGER                              WANGER U.S.
                                                            INTERNATIONAL         WANGER             SMALLER
                                                              SMALL CAP           TWENTY            COMPANIES
                                                             SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                          -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                         $         (1,935)  $           (202)  $         (3,342)
     Net realized gain (loss)                                          328                 (1)              (413)
     Net unrealized appreciation (depreciation)                    (38,921)            (1,576)           (81,800)
                                                          -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations             (40,528)            (1,779)           (85,555)
                                                          -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                           77,849              6,182            204,346
     Participant transfers                                          35,248              8,970             83,193
     Participant withdrawals                                        (4,629)               (46)            (1,066)
                                                          -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                             108,468             15,106            286,473
                                                          -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                          67,940             13,327            200,918
NET ASSETS
     Beginning of period                                           162,666             13,849            230,105
                                                          -----------------  -----------------  -----------------
     End of period                                        $        230,606   $         27,176   $        431,023
                                                          =================  =================  =================












Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2002

(1) From inception January 9, 2002 to December 31, 2002.
(2) From inception February 1, 2002 to December 31, 2002.
(3) From inception April 1, 2002 to December 31, 2002.
(4) From inception December 31, 2002 to December 31, 2002.


                       See Notes to Financial Statements

          THE PHOENIX EDGE(R)-VA FOR NEW YORK (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 1--ORGANIZATION

   The Phoenix Life Variable Accumulation Account (the "Account") is a separate investment account of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a wholly-owned subsidiary of The Phoenix Companies, Inc. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established June 21, 1982. The Account currently consists of 56 subaccounts that invest in shares of a specific series of a mutual fund. The mutual funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, The Rydex Variable Trust, Scudder Investments VIT Funds, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds"). As of December 31, 2003, all subaccounts were available for investment.

   Each series has distinct investment objectives as outlined below. Additionally, policyholders also may direct the allocation of their investments between the Account and the Guaranteed Interest Account ("GIA").

   The investment objectives as listed below in no way conflict with the investment objectives as listed in The Phoenix Edge Series annual report. The investment objectives for all of the Funds can also be found in the various Funds' prospectuses.

------------------------------------------------------------------------------------------------------------------------
                     SERIES NAME                                             INVESTMENT OBJECTIVE
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Aberdeen International Series                   High total return consistent with reasonable risk
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                       Long-term growth of capital
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series        High total return
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Alliance/Bernstein  Growth + Value Series       Long-term capital growth
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series     Capital appreciation and income with approximately equal
                                                        emphasis
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                  Intermediate and long-term growth of capital appreciation with income as a secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series          Long-term growth of capital
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Goodwin Money Market Series                     As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series        Long-term total return
------------------------------------------------------- ----------------------------------------------------------------
                                                        To provide high current income while attempting to limit
Phoenix-Goodwin Multi-Sector Short Term Bond Series     changes in the series' net asset value per share caused
                                                        by interest rate changes
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Janus Flexible Income Series                    Maximum total return consistent with the preservation of
                                                        capital
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                   Long-term capital appreciation with dividend income as a
                                                        secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series            Long-term capital appreciation with dividend income as a
                                                        secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lazard International Equity Select Series       Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                   Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series                    Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series               High current income and long-term capital appreciation to
                                                        produce a high total return
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series              Capital appreciation with income as a secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                Capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series               Long-term growth of capital and future income rather than
                                                        current income
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-MFS Investors Trust Series                      Long-term growth of capital; secondarily to provide reasonable current income
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-MFS Value Series                                Capital appreciation and reasonable income
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Northern Dow 30 Series                          To track the total return of the Dow Jones Industrial
                                                        Average(SM) before fund expenses
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series             To track the total return of the Nasdaq-100 Index(R) before fund expenses
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series               Dividend growth, current income and capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series            High total return over an extended period of time consistent with prudent investment risk
------------------------------------------------------------------------------------------------------------------------

          THE PHOENIX EDGE(R)-VA FOR NEW YORK (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


------------------------------------------------------------------------------------------------------------------------
                     SERIES NAME                                             INVESTMENT OBJECTIVE
------------------------------------------------------- ----------------------------------------------------------------
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Oakhurst Value Equity Series                    Long-term capital appreciation with current income as a
                                                        secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series           Long-term capital growth through investment in equity
                                                        securities of foreign and U.S. companies
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series          Long-term capital appreciation with current income as a
                                                        secondary investment objective
------------------------------------------------------- ----------------------------------------------------------------
                                                        Long-term capital appreciation by investing primarily in
Phoenix-Sanford Bernstein Small-Cap Value Series        small-capitalization stocks that appear to be undervalued with current income as a secondary investment objective
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                    Capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                   Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth Series   Long-term capital growth
------------------------------------------------------- ----------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                      Growth of capital
------------------------------------------------------- ----------------------------------------------------------------
AIM V.I. Premier Equity Fund                            Long-term growth of capital with income as a secondary
                                                        objective
------------------------------------------------------- ----------------------------------------------------------------
Alger American Leveraged AllCap Portfolio               Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Federated Fund for U.S. Government Securities II        Current income by investing primarily in a diversified
                                                        portfolio or U.S. government securities
------------------------------------------------------- ----------------------------------------------------------------
Federated High Income Bond Fund II                      High current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities
------------------------------------------------------- ----------------------------------------------------------------
VIP Contrafund(R) Portfolio                             Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
VIP Growth Opportunities Portfolio                      Capital growth
------------------------------------------------------- ----------------------------------------------------------------
VIP Growth Portfolio                                    Capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Mutual Shares Securities Fund                           Capital appreciation with income as a secondary goal
------------------------------------------------------- ----------------------------------------------------------------
Templeton Developing Markets Securities Fund            Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Templeton Foreign Securities Fund                       Long-term capital growth
------------------------------------------------------- ----------------------------------------------------------------
Templeton Global Asset Allocation Fund                  High total return
------------------------------------------------------- ----------------------------------------------------------------
Templeton Growth Securities Fund                        Long-term capital growth
------------------------------------------------------- ----------------------------------------------------------------
                                                        To provide investment results that will inversely correlate to the price movements of a benchmark for U.S. Treasury debt
Rydex Variable Trust Juno Fund                          instruments or futures contract on a specified debt
                                                        instrument. The Fund's current benchmark is the inverse of the daily price movement of the Long Treasury Bond
------------------------------------------------------- ----------------------------------------------------------------
                                                        To provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current
Rydex Variable Trust Nova Fund                          benchmark is 150% of the performance of the S&P 500(R)Index
                                                        (the "underlying index")
------------------------------------------------------- ----------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund               Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
                                                        Match the performance of the Morgan Stanley Capital
Scudder VIT EAFE(R) Equity Index Fund                   International EAFE(R) Index which emphasizes stocks of companies in major markets in Europe, Australasia and the Far East
------------------------------------------------------- ----------------------------------------------------------------
                                                        Match the performance of the Standard & Poor's 500 Composite
Scudder VIT Equity 500 Index Fund                       Stock Price Index which emphasizes stocks of large U.S.
                                                        companies
------------------------------------------------------- ----------------------------------------------------------------
Technology Portfolio                                    Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Wanger Foreign Forty                                    Long-term growth of capital
------------------------------------------------------- ----------------------------------------------------------------
Wanger International Small Cap                          Long-term growth of capital
------------------------------------------------------- ----------------------------------------------------------------
Wanger Twenty                                           Long-term growth of capital
------------------------------------------------------- ----------------------------------------------------------------
Wanger U.S. Smaller Companies                           Long-term growth of capital
------------------------------------------------------------------------------------------------------------------------

          THE PHOENIX EDGE(R)-VA FOR NEW YORK (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

    A. VALUATION OF INVESTMENTS: Investments are made exclusively in the funds and are valued at the net asset values per share of the respective series.

    B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses include capital gain distributions from the funds as well as gains and losses on sales of shares in the funds determined on the LIFO (last in, first out) basis.

    C. INCOME TAXES: The Account is not a separate entity from Phoenix and under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

    D. DISTRIBUTIONS: Distributions from the Funds are recorded by each subaccount on the ex-dividend date.

    E. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

    F. CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD): As of December 31, 2003, there were no contracts in the payout (annuitization) period.

          THE PHOENIX EDGE(R)-VA FOR NEW YORK (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS
      Purchases and proceeds from sales of shares of the Funds for the period ended December 31, 2003 aggregated the following:


SUBACCOUNT                                                                 PURCHASES                              SALES
----------                                                                 ---------                              -----
THE PHOENIX EDGE SERIES FUND
----------------------------
      Phoenix-Aberdeen International Series                           $             19,471                 $             22,658
      Phoenix-AIM Mid-Cap Equity Series                                                204                               21,868
      Phoenix-Alliance/Bernstein Enhanced Index Series                              41,131                               47,192
      Phoenix-Duff & Phelps Real Estate Securities Series                           35,848                               10,926
      Phoenix-Engemann Capital Growth Series                                        20,131                               96,494
      Phoenix-Engemann Small & Mid-Cap Growth Series                                 7,022                                8,547
      Phoenix-Goodwin Money Market Series                                        1,500,623                            1,505,716
      Phoenix-Goodwin Multi-Sector Fixed Income Series                             104,537                               85,890
      Phoenix-Goodwin Multi-Sector Short Term Bond Series                        1,031,351                                7,042
      Phoenix-Janus Flexible Income Series                                          70,330                               79,423
      Phoenix-Kayne Rising Dividends Series                                          1,814                                    -
      Phoenix-Lazard International Equity Select Series                              1,207                                    5
      Phoenix-Lord Abbett Bond-Debenture Series                                     15,286                                   88
      Phoenix-Lord Abbett Large-Cap Value Series                                     4,737                                   10
      Phoenix-MFS Investors Growth Stock Series                                     81,681                               97,550
      Phoenix-MFS Investors Trust Series                                               332                                   88
      Phoenix-MFS Value Series                                                      54,764                                  180
      Phoenix-Northern Dow 30 Series                                                16,388                               46,350
      Phoenix-Northern Nasdaq-100 Index(R) Series                                        5                                  356
      Phoenix-Oakhurst Growth and Income Series                                     16,523                               25,937
      Phoenix-Oakhurst Strategic Allocation Series                                  92,912                               45,471
      Phoenix-Oakhurst Value Equity Series                                         292,633                               96,744
      Phoenix-Sanford Bernstein Global Value Series                                 14,161                               34,095
      Phoenix-Sanford Bernstein Mid-Cap Value Series                                34,664                               13,845
      Phoenix-Sanford Bernstein Small-Cap Value Series                             153,715                               39,955
      Phoenix-Seneca Mid-Cap Growth Series                                          23,412                               42,810
      Phoenix-Seneca Strategic Theme Series                                         14,204                                5,614

          THE PHOENIX EDGE(R)-VA FOR NEW YORK (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS (CONTINUED)


SUBACCOUNT                                                                 PURCHASES                              SALES
----------                                                                 ---------                              -----
AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
      AIM V.I. Capital Appreciation Fund                              $              5,304                 $                485
      AIM V.I. Premier Equity Fund                                                   4,797                                2,696

THE ALGER AMERICAN FUND -- CLASS O SHARES
-----------------------------------------
      Alger American Leveraged AllCap Portfolio                                     29,309                               35,743

FEDERATED INSURANCE SERIES
--------------------------
      Federated Fund for U.S. Government Securities II                             237,593                              524,620
      Federated High Income Bond Fund II-- Primary Shares                           27,043                               39,332

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
      VIP Contrafund(R) Portfolio                                                   56,965                                9,144
      VIP Growth Opportunities Portfolio                                             5,918                               28,632
      VIP Growth Portfolio                                                          94,852                                6,189

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
      Mutual Shares Securities Fund                                                137,927                               38,027
      Templeton Developing Markets Securities Fund                                      75                                    7
      Templeton Foreign Securities Fund                                             14,070                                3,535
      Templeton Global Asset Allocation Fund                                         2,617                               29,720
      Templeton Growth Securities Fund                                               6,774                                1,613

SCUDDER INVESTMENTS VIT FUNDS -- CLASS A
----------------------------------------
      Scudder VIT EAFE(R) Equity Index Fund                                        138,787                                8,977
      Scudder VIT Equity 500 Index Fund                                              6,087                                  402

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
---------------------------------------------------------
      Technology Portfolio                                                           2,802                               14,052

WANGER ADVISORS TRUST
---------------------
      Wanger Foreign Forty                                                           7,254                                4,581
      Wanger International Small Cap                                                 5,510                               32,129
      Wanger Twenty                                                                 10,238                                5,418
      Wanger U.S. Smaller Companies                                                 31,435                               38,140

          THE PHOENIX EDGE(R)-VA FOR NEW YORK (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 4--FINANCIAL HIGHLIGHTS
     A summary of Financial Highlights of the Account for the periods ended December 31, 2003, 2002 and 2001 follows:

                                                                                                  PERIOD ENDED
                                                                                                  DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2003              2002             2001
----------                                                                     -------------     -------------    -------------
THE PHOENIX EDGE SERIES FUND
----------------------------
     PHOENIX-ABERDEEN INTERNATIONAL SERIES(1)
     Accumulation units outstanding                                                 328,939           337,316          237,646
     Unit value                                                                   $0.829201         $0.634529        $0.751571
     Net assets (thousands)                                                            $273              $214             $179 (30)
     Mortality and expense ratio                                                      0.90%             0.90%            0.90% (30)
     Net investment income ratio                                                      1.01%             0.28%           (0.09%)
     Total return                                                                    30.68%           (15.57%)         (24.84%)


     PHOENIX-AIM MID-CAP EQUITY SERIES(25)
     Accumulation units outstanding                                                   2,151            25,360                -
     Unit value                                                                   $1.193482         $0.939454                -
     Net assets (thousands)                                                              $3               $24                -
     Mortality and expense ratio                                                      0.90%             0.90% (30)           -
     Net investment income ratio                                                     (0.88%)           (0.88%)(30)           -
     Total return                                                                    27.04%           (15.48%)               -


     PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES(5)
     Accumulation units outstanding                                                 226,691           236,564           95,577
     Unit value                                                                   $0.949788         $0.759255        $1.003931
     Net assets (thousands)                                                            $215              $180              $96
     Mortality and expense ratio                                                      0.90%             0.90%            0.90% (30)
     Net investment income ratio                                                      0.19%             0.11%            0.35% (30)
     Total return                                                                    25.09%           (24.37%)           0.39%


     PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES(8)
     Accumulation units outstanding                                                 166,693           158,142           90,963
     Unit value                                                                   $1.676482         $1.223496        $1.015180
     Net assets (thousands)                                                            $279              $193             $100
     Mortality and expense ratio                                                      0.90%             0.90%            0.90% (30)
     Net investment income ratio                                                      2.54%             2.97%            4.93% (30)
     Total return                                                                    37.02%            11.07%           10.15%


     PHOENIX-ENGEMANN CAPITAL GROWTH SERIES(1)
     Accumulation units outstanding                                                 948,409         1,107,414          585,446
     Unit value                                                                   $0.589458         $0.470243        $0.631094
     Net assets (thousands)                                                            $559              $521             $369
     Mortality and expense ratio                                                      0.90%             0.90%            0.90% (30)
     Net investment income ratio                                                     (0.81%)           (0.89%)          (0.89%)(30)
     Total return                                                                    25.35%           (25.49%)         (36.89%)

          THE PHOENIX EDGE(R)-VA FOR NEW YORK (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                  PERIOD ENDED
                                                                                                  DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2003              2002             2001
----------                                                                     -------------     -------------    -------------
     PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH SERIES(1)
     Accumulation units outstanding                                                 135,160           137,070           54,975
     Unit value                                                                   $0.706840         $0.487122        $0.690426
     Net assets (thousands)                                                             $96               $67              $38
     Mortality and expense ratio                                                      0.90%             0.90%            0.90% (30)
     Net investment income ratio                                                     (0.92%)           (0.87%)          (0.84%)(30)
     Total return                                                                    45.11%           (29.45%)         (30.96%)


     PHOENIX-GOODWIN MONEY MARKET SERIES(7)
     Accumulation units outstanding                                                 241,782           246,204          356,437
     Unit value                                                                   $1.021687         $1.023959        $1.018791
     Net assets (thousands)                                                            $247              $252             $363
     Mortality and expense ratio                                                      0.90%             0.90%            0.90% (30)
     Net investment income ratio                                                     (0.22%)            0.53%            2.05% (30)
     Total return                                                                    (0.22%)            0.51%            1.88%


     PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES(10)
     Accumulation units outstanding                                                 522,247           536,800          175,432
     Unit value                                                                   $1.266021         $1.114999        $1.022856
     Net assets (thousands)                                                            $661              $599             $179
     Mortality and expense ratio                                                      0.90%             0.90%            0.90% (30)
     Net investment income ratio                                                      5.77%             6.50%           11.04% (30)
     Total return                                                                    13.54%             9.01%            2.29%


     PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES(28)
     Accumulation units outstanding                                               1,004,304                 -                -
     Unit value                                                                   $1.024219                 -                -
     Net assets (thousands)                                                          $1,029                 -                -
     Mortality and expense ratio                                                      0.90% (30)            -                -
     Net investment income ratio                                                      3.30% (30)            -                -
     Total return                                                                     2.16%                 -                -


     PHOENIX-JANUS FLEXIBLE INCOME SERIES(2)
     Accumulation units outstanding                                                 402,150           429,481          369,126
     Unit value                                                                   $1.205461         $1.143374        $1.043026
     Net assets (thousands)                                                            $485              $491             $385
     Mortality and expense ratio                                                      0.90%             0.90%            0.90% (30)
     Net investment income ratio                                                      2.62%             3.63%            7.19% (30)
     Total return                                                                     5.43%             9.62%            4.30%

          THE PHOENIX EDGE(R)-VA FOR NEW YORK (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                  PERIOD ENDED
                                                                                                  DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2003              2002             2001
----------                                                                     -------------     -------------    -------------
     PHOENIX-KAYNE RISING DIVIDENDS SERIES(29)
     Accumulation units outstanding                                                   1,645                 -                -
     Unit value                                                                   $1.135530                 -                -
     Net assets (thousands)                                                              $2                 -                -
     Mortality and expense ratio                                                      0.90% (30)            -                -
     Net investment income ratio                                                      2.39% (30)            -                -
     Total return                                                                     6.02%                 -                -


     PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES(26)
     Accumulation units outstanding                                                   1,191                21                -
     Unit value                                                                   $1.227860         $0.954439                -
     Net assets (thousands)                                                              $1                $0 (31)           -
     Mortality and expense ratio                                                      0.90%             0.90% (30)           -
     Net investment income ratio                                                      0.15%                 -                -
     Total return                                                                    28.65%                 -                -


     PHOENIX-LORD ABBETT BOND-DEBENTURE SERIES(27)
     Accumulation units outstanding                                                  12,543                 -                -
     Unit value                                                                   $1.236922                 -                -
     Net assets (thousands)                                                             $16                 -                -
     Mortality and expense ratio                                                      0.90% (30)            -                -
     Net investment income ratio                                                      6.20% (30)            -                -
     Total return                                                                    15.84%                 -                -


     PHOENIX-LORD ABBETT LARGE-CAP VALUE SERIES(26)
     Accumulation units outstanding                                                   4,184                40                -
     Unit value                                                                   $1.276397         $0.988953                -
     Net assets (thousands)                                                              $5                $0 (31)           -
     Mortality and expense ratio                                                      0.90%             0.90% (30)           -
     Net investment income ratio                                                      0.30%                 -                -
     Total return                                                                    29.07%                 -                -


     PHOENIX-MFS INVESTORS GROWTH STOCK SERIES(16)
     Accumulation units outstanding                                                 684,878           700,823          247,524
     Unit value                                                                   $0.682004         $0.569579        $0.807695
     Net assets (thousands)                                                            $467              $399             $200
     Mortality and expense ratio                                                      0.90%             0.90%            0.90% (30)
     Net investment income ratio                                                     (0.91%)           (0.88%)          (0.91%)(30)
     Total return                                                                    19.74%           (29.48%)         (19.23%)

          THE PHOENIX EDGE(R)-VA FOR NEW YORK (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                  PERIOD ENDED
                                                                                                  DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2003              2002             2001
----------                                                                     -------------     -------------    -------------
     PHOENIX-MFS INVESTORS TRUST SERIES(24)
     Accumulation units outstanding                                                   7,341             7,036                -
     Unit value                                                                   $0.992311         $0.816987                -
     Net assets (thousands)                                                              $7                $6                -
     Mortality and expense ratio                                                      0.90%             0.90% (30)           -
     Net investment income ratio                                                     (0.33%)            0.04% (30)           -
     Total return                                                                    21.46%           (19.41%)               -


     PHOENIX-MFS VALUE SERIES(24)
     Accumulation units outstanding                                                  63,622            11,574                -
     Unit value                                                                   $1.115133         $0.901305                -
     Net assets (thousands)                                                             $71               $10                -
     Mortality and expense ratio                                                      0.90%             0.90% (30)           -
     Net investment income ratio                                                      2.67%            (0.07%)(30)           -
     Total return                                                                    23.72%           (13.17%)               -


     PHOENIX-NORTHERN DOW 30 SERIES(15)
     Accumulation units outstanding                                                 250,322           296,189          190,698
     Unit value                                                                   $0.974639         $0.771954        $0.921854
     Net assets (thousands)                                                            $244              $229             $176
     Mortality and expense ratio                                                      0.90%             0.90%            0.90% (30)
     Net investment income ratio                                                      0.72%             0.51%            3.74% (30)
     Total return                                                                    26.26%           (16.26%)          (7.81%)


     PHOENIX-NORTHERN NASDAQ-100 INDEX(R) SERIES(5)
     Accumulation units outstanding                                                  49,208            49,235           46,664
     Unit value                                                                   $0.938062         $0.635925        $1.028012
     Net assets (thousands)                                                             $46               $31              $48
     Mortality and expense ratio                                                      0.90%             0.90%            0.90% (30)
     Net investment income ratio                                                     (0.92%)           (0.87%)          (0.90%)(30)
     Total return                                                                    47.51%           (38.14%)           2.80%


     PHOENIX-OAKHURST GROWTH AND INCOME SERIES(1)
     Accumulation units outstanding                                                 377,006           391,966          143,125
     Unit value                                                                   $0.851181         $0.673853        $0.877542
     Net assets (thousands)                                                            $321              $264             $126
     Mortality and expense ratio                                                      0.90%             0.90%            0.90% (30)
     Net investment income ratio                                                      0.23%             0.14%            0.30% (30)
     Total return                                                                    26.32%           (23.21%)         (12.25%)

          THE PHOENIX EDGE(R)-VA FOR NEW YORK (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                  PERIOD ENDED
                                                                                                  DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2003              2002             2001
----------                                                                     -------------     -------------    -------------
     PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES(9)
     Accumulation units outstanding                                                 849,989           817,653          327,643
     Unit value                                                                   $1.104639         $0.929873        $1.061175
     Net assets (thousands)                                                            $939              $760             $348
     Mortality and expense ratio                                                      0.90%             0.90%            0.90% (30)
     Net investment income ratio                                                      1.77%             2.02%            2.54% (30)
     Total return                                                                    18.79%           (12.37%)           6.12%


     PHOENIX-OAKHURST VALUE EQUITY SERIES(4)
     Accumulation units outstanding                                               1,540,785         1,283,103          757,726
     Unit value                                                                   $0.798368         $0.650333        $0.840612
     Net assets (thousands)                                                          $1,230              $834             $637
     Mortality and expense ratio                                                      0.90%             0.90%            0.90% (30)
     Net investment income ratio                                                      0.04%             0.09%            0.94% (30)
     Total return                                                                    22.76%           (22.64%)         (15.94%)


     PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE SERIES(11)
     Accumulation units outstanding                                                 102,439           126,516           32,017
     Unit value                                                                   $1.081978         $0.822214        $0.970043
     Net assets (thousands)                                                            $111              $104              $31
     Mortality and expense ratio                                                      0.90%             0.90%            0.90% (30)
     Net investment income ratio                                                      0.49%             0.47%            1.06% (30)
     Total return                                                                    31.59%           (15.24%)          (3.00%)


     PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES(5)
     Accumulation units outstanding                                                 241,245           231,467           78,308
     Unit value                                                                   $1.585173         $1.134635        $1.251984
     Net assets (thousands)                                                            $382              $263              $98
     Mortality and expense ratio                                                      0.90%             0.90%            0.90% (30)
     Net investment income ratio                                                     (0.73%)            0.07%            1.77% (30)
     Total return                                                                    39.71%            (9.37%)          21.31%


     PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES(11)
     Accumulation units outstanding                                                 271,077           197,199           61,011
     Unit value                                                                   $1.472115         $1.032574        $1.139194
     Net assets (thousands)                                                            $399              $204              $70
     Mortality and expense ratio                                                      0.90%             0.90%            0.90% (30)
     Net investment income ratio                                                     (0.93%)           (0.32%)           0.87% (30)
     Total return                                                                    42.57%            (9.36%)          13.92%

          THE PHOENIX EDGE(R)-VA FOR NEW YORK (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                  PERIOD ENDED
                                                                                                  DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2003              2002             2001
----------                                                                     -------------     -------------    -------------
     PHOENIX-SENECA MID-CAP GROWTH SERIES(8)
     Accumulation units outstanding                                                 533,733           557,015          363,319
     Unit value                                                                   $0.763120         $0.597705        $0.893534
     Net assets (thousands)                                                            $407              $333             $325
     Mortality and expense ratio                                                      0.90%             0.90%            0.90% (30)
     Net investment income ratio                                                     (0.92%)           (0.88%)          (0.91%)(30)
     Total return                                                                    27.68%           (33.11%)         (10.65%)


     PHOENIX-SENECA STRATEGIC THEME SERIES(1)
     Accumulation units outstanding                                                 673,780           651,578          393,805
     Unit value                                                                   $0.598701         $0.440136        $0.683076
     Net assets (thousands)                                                            $403              $287             $269
     Mortality and expense ratio                                                      0.90%             0.90%            0.90% (30)
     Net investment income ratio                                                     (0.92%)           (0.88%)          (0.90%)(30)
     Total return                                                                    36.03%           (35.57%)         (31.69%)


AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
     AIM V.I. CAPITAL APPRECIATION FUND(17)
     Accumulation units outstanding                                                  35,434            29,291            8,948
     Unit value                                                                   $0.891958         $0.694906        $0.927004
     Net assets (thousands)                                                             $32               $20               $8
     Mortality and expense ratio                                                      0.90%             0.90%            0.90% (30)
     Net investment income ratio                                                     (0.92%)           (0.88%)          (0.90%)(30)
     Total return                                                                    28.36%           (25.04%)          (5.28%)


     AIM V.I. PREMIER EQUITY FUND(18)
     Accumulation units outstanding                                                 184,661           180,349           95,997
     Unit value                                                                   $0.805610         $0.649922        $0.940383
     Net assets (thousands)                                                            $149              $117              $90
     Mortality and expense ratio                                                      0.90%             0.90%            0.90% (30)
     Net investment income ratio                                                     (0.59%)           (0.47%)           0.72% (30)
     Total return                                                                    23.95%           (30.89%)          (4.95%)


THE ALGER AMERICAN FUND -- CLASS O SHARES
-----------------------------------------
     ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO(2)
     Accumulation units outstanding                                                 460,076           463,523          269,092
     Unit value                                                                   $0.716518         $0.536658        $0.819408
     Net assets (thousands)                                                            $330              $249             $220
     Mortality and expense ratio                                                      0.90%             0.90%            0.90% (30)
     Net investment income ratio                                                     (0.92%)           (0.87%)          (1.20%)(30)
     Total return                                                                    33.51%           (34.51%)         (18.06%)

          THE PHOENIX EDGE(R)-VA FOR NEW YORK (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                  PERIOD ENDED
                                                                                                  DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2003              2002             2001
----------                                                                     -------------     -------------    -------------
FEDERATED INSURANCE SERIES
--------------------------
     FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II(6)
     Accumulation units outstanding                                               1,017,222         1,307,202          570,988
     Unit value                                                                   $1.134324         $1.118171        $1.034711
     Net assets (thousands)                                                          $1,154            $1,462             $591
     Mortality and expense ratio                                                      0.90%             0.90%            0.90% (30)
     Net investment income ratio                                                      2.79%             1.98%           (0.76%)(30)
     Total return                                                                     1.44%             8.07%            3.47%


     FEDERATED HIGH INCOME BOND FUND II -- PRIMARY SHARES(11)
     Accumulation units outstanding                                                 156,720           179,943           79,581
     Unit value                                                                   $1.205860         $0.995612        $0.990896
     Net assets (thousands)                                                            $189              $179              $79
     Mortality and expense ratio                                                      0.90%             0.90%            0.90% (30)
     Net investment income ratio                                                      7.27%             5.14%           (0.90%)(30)
     Total return                                                                    21.12%             0.48%           (0.91%)


FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
     VIP CONTRAFUND(R) PORTFOLIO(4)
     Accumulation units outstanding                                                 185,421           125,720           78,458
     Unit value                                                                   $1.068876         $0.840326        $0.936195
     Net assets (thousands)                                                            $198              $106              $73
     Mortality and expense ratio                                                      0.90%             0.90%            0.90% (30)
     Net investment income ratio                                                     (0.67%)           (0.36%)          (0.91%)(30)
     Total return                                                                    27.20%           (10.24%)          (6.38%)


     VIP GROWTH OPPORTUNITIES PORTFOLIO(2)
     Accumulation units outstanding                                                  64,544           100,399           28,780
     Unit value                                                                   $0.836102         $0.650689        $0.840904
     Net assets (thousands)                                                             $54               $65              $24
     Mortality and expense ratio                                                      0.90%             0.90%            0.90% (30)
     Net investment income ratio                                                     (0.34%)           (0.42%)          (0.88%)(30)
     Total return                                                                    28.49%           (22.62%)         (15.91%)


     VIP GROWTH PORTFOLIO(4)
     Accumulation units outstanding                                                 419,595           298,197           87,277
     Unit value                                                                   $0.809482         $0.615165        $0.889321
     Net assets (thousands)                                                            $340              $183              $78
     Mortality and expense ratio                                                      0.90%             0.90%            0.90% (30)
     Net investment income ratio                                                     (0.75%)           (0.80%)          (0.91%)(30)
     Total return                                                                    31.59%           (30.83%)         (11.07%)

          THE PHOENIX EDGE(R)-VA FOR NEW YORK (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                  PERIOD ENDED
                                                                                                  DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2003              2002             2001
----------                                                                     -------------     -------------    -------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
     MUTUAL SHARES SECURITIES FUND(14)
     Accumulation units outstanding                                                 267,738           177,497          120,422
     Unit value                                                                   $1.074627         $0.866469        $0.991443
     Net assets (thousands)                                                            $288              $154             $119
     Mortality and expense ratio                                                      0.90%             0.90%            0.90% (30)
     Net investment income ratio                                                      0.01%             0.02%            0.11% (30)
     Total return                                                                    24.02%           (12.61%)          (0.86%)


     TEMPLETON DEVELOPING MARKETS SECURITIES FUND(8)
     Accumulation units outstanding                                                     379               310              104
     Unit value                                                                   $1.460225         $0.963104        $0.973280
     Net assets (thousands)                                                              $1                $0 (31)          $0 (31)
     Mortality and expense ratio                                                      0.90%             0.90%            0.90% (30)
     Net investment income ratio                                                      0.24%             0.49%            0.00% (30)
     Total return                                                                    51.62%            (1.05%)          (2.67%)


     TEMPLETON FOREIGN SECURITIES FUND(8)
     Accumulation units outstanding                                                 289,294           279,870           97,820
     Unit value                                                                   $0.992270         $0.757326        $0.938401
     Net assets (thousands)                                                            $287              $212              $92
     Mortality and expense ratio                                                      0.90%             0.90%            0.90% (30)
     Net investment income ratio                                                      0.82%             0.90%            1.30% (30)
     Total return                                                                    31.02%           (19.30%)          (6.10%)


     TEMPLETON GLOBAL ASSET ALLOCATION FUND(3)
     Accumulation units outstanding                                                  54,611            85,176           82,403
     Unit value                                                                   $1.124469         $0.859904        $0.907541
     Net assets (thousands)                                                             $61               $73              $75
     Mortality and expense ratio                                                      0.90%             0.90%            0.90% (30)
     Net investment income ratio                                                      1.55%             0.84%            0.53% (30)
     Total return                                                                    30.77%            (5.25%)          (9.25%)


     TEMPLETON GROWTH SECURITIES FUND(13)
     Accumulation units outstanding                                                  86,629            81,901           38,079
     Unit value                                                                   $1.073076         $0.819477        $1.014503
     Net assets (thousands)                                                             $93               $67              $39
     Mortality and expense ratio                                                      0.90%             0.90%            0.90% (30)
     Net investment income ratio                                                      0.65%             1.66%            2.80% (30)
     Total return                                                                    30.95%           (19.22%)           1.45%

          THE PHOENIX EDGE(R)-VA FOR NEW YORK (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                  PERIOD ENDED
                                                                                                  DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2003              2002             2001
----------                                                                     -------------     -------------    -------------
SCUDDER INVESTMENTS VIT FUNDS -- CLASS A
----------------------------------------
     SCUDDER VIT EAFE(R) EQUITY INDEX FUND(20)
     Accumulation units outstanding                                                 226,733            80,365           18,325
     Unit value                                                                   $0.914952         $0.692331        $0.891069
     Net assets (thousands)                                                            $207               $56              $16
     Mortality and expense ratio                                                      0.90%             0.90%             0.90 (30)
     Net investment income ratio                                                      3.91%            (1.20%)          (0.96%)(30)
     Total return                                                                    32.16%           (22.30%)          (0.70%)


     SCUDDER VIT EQUITY 500 INDEX FUND(23)
     Accumulation units outstanding                                                  47,286            41,569                -
     Unit value                                                                   $1.040811         $0.819506                -
     Net assets (thousands)                                                             $49               $34                -
     Mortality and expense ratio                                                      0.90%             0.90% (30)           -
     Net investment income ratio                                                      0.26%             1.20% (30)           -
     Total return                                                                    27.00%           (23.51%)               -

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
---------------------------------------------------------
     TECHNOLOGY PORTFOLIO(2)
     Accumulation units outstanding                                                 118,484           167,404          116,539
     Unit value                                                                   $0.355033         $0.242438        $0.479393
     Net assets (thousands)                                                             $42               $41              $56
     Mortality and expense ratio                                                      0.90%             0.90%            0.90% (30)
     Net investment income ratio                                                     (0.91%)           (0.86%)          (0.91%)(30)
     Total return                                                                    46.44%           (49.43%)         (52.06%)

WANGER ADVISORS TRUST
---------------------
     WANGER FOREIGN FORTY(12)
     Accumulation units outstanding                                                  44,587            40,366           20,136
     Unit value                                                                   $1.056557         $0.754867        $0.899240
     Net assets (thousands)                                                             $47               $30              $18
     Mortality and expense ratio                                                      0.90%             0.90%            0.90% (30)
     Net investment income ratio                                                     (0.63%)           (0.90%)          (0.92%)(30)
     Total return                                                                    39.97%           (16.06%)         (10.08%)


     WANGER INTERNATIONAL SMALL CAP(1)
     Accumulation units outstanding                                                 324,321           353,913          213,181
     Unit value                                                                   $0.961271         $0.651591        $0.763045
     Net assets (thousands)                                                            $312              $231             $163
     Mortality and expense ratio                                                      0.90%             0.90%            0.90% (30)
     Net investment income ratio                                                     (0.61%)           (0.90%)          (0.93%)(30)
     Total return                                                                    47.53%           (14.61%)         (23.70%)

          THE PHOENIX EDGE(R)-VA FOR NEW YORK (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                  PERIOD ENDED
                                                                                                  DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2003              2002             2001
----------                                                                     -------------     -------------    -------------
     WANGER TWENTY(8)
     Accumulation units outstanding                                                  29,991            25,649           11,966
     Unit value                                                                   $1.372629         $1.059535        $1.157329
     Net assets (thousands)                                                             $41               $27              $14
     Mortality and expense ratio                                                      0.90%             0.90%            0.90% (30)
     Net investment income ratio                                                     (0.92%)           (0.89%)          (0.91%)(30)
     Total return                                                                    29.55%            (8.45%)          15.73%

     WANGER U.S. SMALLER COMPANIES(1)
     Accumulation units outstanding                                                 478,920           482,339          212,271
     Unit value                                                                   $1.268433         $0.893679        $1.084017
     Net assets (thousands)                                                            $607              $431             $230
     Mortality and expense ratio                                                      0.90%             0.90%            0.90% (30)
     Net investment income ratio                                                     (0.93%)           (0.89%)          (0.91%)(30)
     Total return                                                                    41.93%           (17.56%)           8.40%


MORTALITY AND EXPENSE RATIO:

These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values.
Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

NET INVESTMENT INCOME RATIO:

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios include those expenses, such as mortality and expense charges, that are assessed against contract owner accounts through reductions in the unit values. These ratios exclude those expenses that are assessed against contract owner accounts through the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

TOTAL RETURN:

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account.
The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

(1)  From inception January 30, 2001 to December 31, 2001.    (17)  From inception July 9, 2001 to December 31, 2001.
(2)  From inception February 2, 2001 to December 31, 2001.    (18)  From inception July 23, 2001 to December 31, 2001.
(3)  From inception March 5, 2001 to December 31, 2001.       (19)  From inception October 30, 2001 to December 31, 2001.
(4)  From inception March 9, 2001 to December 31, 2001.       (20)  From inception November 19, 2001 to December 31, 2001.
(5)  From inception March 14, 2001 to December 31, 2001.      (21)  From inception December 4, 2001 to December 31, 2001.
(6)  From inception March 19, 2001 to December 31, 2001.      (22)  From inception December 31, 2001 to December 31, 2001.
(7)  From inception March 20, 2001 to December 31, 2001.      (23)  From inception January 9, 2002 to December 31, 2002.
(8)  From inception March 27, 2001 to December 31, 2001.      (24)  From inception February 1, 2002 to December 31, 2002.
(9)  From inception March 30, 2001 to December 31, 2001.      (25)  From inception April 1, 2002 to December 31, 2002.
(10)  From inception April 2, 2001 to December 31, 2001.      (26)  From inception December 31, 2002 to December 31, 2002.
(11)  From inception April 11, 2001 to December 31, 2001.     (27)  From inception February 3, 2003 to December 31, 2003.
(12)  From inception April 12, 2001 to December 31, 2001.     (28)  From inception June 3, 2003 to December 31, 2003.
(13)  From inception April 16, 2001 to December 31, 2001.     (29)  From inception October 27, 2003 to December 31, 2003.
(14)  From inception May 1, 2001 to December 31, 2001.        (30)  Annualized.
(15)  From inception May 2, 2001 to December 31, 2001.        (31)  Net Assets are less than $1,000.
(16)  From inception June 5, 2001 to December 31, 2001.

          THE PHOENIX EDGE(R)-VA FOR NEW YORK (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                       SUBACCOUNT
                                                        ----------------------------------------------------------------------------
                                                                                              PHOENIX-ALLIANCE/   PHOENIX-DUFF &
                                                        PHOENIX-ABERDEEN     PHOENIX-AIM         BERNSTEIN          PHELPS REAL
                                                         INTERNATIONAL      MID-CAP EQUITY     ENHANCED INDEX    ESTATE SECURITIES
                                                             SERIES             SERIES             SERIES             SERIES
                                                        -----------------  -----------------  -----------------  -----------------
Accumulation units outstanding, beginning of period              337,316             25,360            236,564            158,142
Participant deposits                                              13,847                146             41,152              1,832
Participant transfers                                            (10,964)           (23,336)           (50,302)             8,086
Participant withdrawals                                          (11,260)               (19)              (723)            (1,369)
                                                        --------------------------------------------------------------------------
Accumulation units outstanding, end of period                    328,939              2,151            226,691            166,693
                                                        ==========================================================================


                                                        PHOENIX-ENGEMANN   PHOENIX-ENGEMANN                       PHOENIX-GOODWIN
                                                             CAPITAL       SMALL & MID-CAP     PHOENIX-GOODWIN      MULTI-SECTOR
                                                             GROWTH             GROWTH          MONEY MARKET        FIXED INCOME
                                                             SERIES             SERIES             SERIES             SERIES
                                                        -----------------  -----------------  -----------------  -----------------
Accumulation units outstanding, beginning of period            1,107,414            137,070            246,204            536,800
Participant deposits                                              16,288              9,957                  -             27,953
Participant transfers                                            (86,843)           (11,784)           340,751            (33,463)
Participant withdrawals                                          (88,450)               (85)          (345,171)            (9,045)
                                                        --------------------------------------------------------------------------
Accumulation units outstanding, end of period                    948,409            135,160            241,782            522,247
                                                        ==========================================================================


                                                         PHOENIX-GOODWIN     PHOENIX-JANUS      PHOENIX-KAYNE     PHOENIX-LAZARD
                                                           MULTI-SECTOR         FLEXIBLE           RISING          INTERNATIONAL
                                                         SHORT TERM BOND         INCOME           DIVIDENDS        EQUITY SELECT
                                                             SERIES             SERIES             SERIES             SERIES
                                                        -----------------  -----------------  -----------------  -----------------
Accumulation units outstanding, beginning of period                    -            429,481                  -                 21
Participant deposits                                           1,000,000              1,285              1,645              1,171
Participant transfers                                              4,304            (12,567)                 -                  -
Participant withdrawals                                                -            (16,049)                 -                 (1)
                                                        --------------------------------------------------------------------------
Accumulation units outstanding, end of period                  1,004,304            402,150              1,645              1,191
                                                        ==========================================================================


                                                                                                PHOENIX-MFS
                                                          PHOENIX-LORD       PHOENIX-LORD        INVESTORS         PHOENIX-MFS
                                                           ABBETT BOND     ABBETT LARGE-CAP        GROWTH           INVESTORS
                                                            DEBENTURE            VALUE             STOCK              TRUST
                                                             SERIES             SERIES             SERIES             SERIES
                                                        -----------------  -----------------  -----------------  -----------------
Accumulation units outstanding, beginning of period                    -                 40            700,823              7,036
Participant deposits                                               6,170              4,146             32,828                  -
Participant transfers                                              6,373                  -                774                345
Participant withdrawals                                                -                 (2)           (49,547)               (40)
                                                        --------------------------------------------------------------------------
Accumulation units outstanding, end of period                     12,543              4,184            684,878              7,341
                                                        ==========================================================================

          THE PHOENIX EDGE(R)-VA FOR NEW YORK (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                       SUBACCOUNT
                                                        ----------------------------------------------------------------------------
                                                                                              PHOENIX-NORTHERN   PHOENIX-OAKHURST
                                                          PHOENIX-MFS      PHOENIX-NORTHERN      NASDAQ-100         GROWTH AND
                                                             VALUE              DOW 30            INDEX(R)            INCOME
                                                             SERIES             SERIES             SERIES             SERIES
                                                        -----------------  -----------------  -----------------  -----------------
Accumulation units outstanding, beginning of period               11,574            296,189             49,235            391,966
Participant deposits                                               3,471              6,292                  -             10,150
Participant transfers                                             48,619            (17,233)                 -            (22,608)
Participant withdrawals                                              (42)           (34,926)               (27)            (2,502)
                                                        --------------------------------------------------------------------------
Accumulation units outstanding, end of period                     63,622            250,322             49,208            377,006
                                                        ==========================================================================


                                                                                                                  PHOENIX-SANFORD
                                                        PHOENIX-OAKHURST                       PHOENIX-SANFORD       BERNSTEIN
                                                           STRATEGIC       PHOENIX-OAKHURST       BERNSTEIN           MID-CAP
                                                           ALLOCATION        VALUE EQUITY       GLOBAL VALUE           VALUE
                                                             SERIES             SERIES             SERIES             SERIES
                                                        -----------------  -----------------  -----------------  -----------------
Accumulation units outstanding, beginning of period              817,653          1,283,103            126,516            231,467
Participant deposits                                              23,191             52,309              2,656              4,973
Participant transfers                                             44,134            228,180            (25,706)             7,948
Participant withdrawals                                          (34,989)           (22,807)            (1,027)            (3,143)
                                                        --------------------------------------------------------------------------
Accumulation units outstanding, end of period                    849,989          1,540,785            102,439            241,245
                                                        ==========================================================================


                                                         PHOENIX-SANFORD
                                                            BERNSTEIN       PHOENIX-SENECA     PHOENIX-SENECA        AIM V.I.
                                                            SMALL-CAP           MID-CAP          STRATEGIC           CAPITAL
                                                              VALUE             GROWTH             THEME           APPRECIATION
                                                             SERIES             SERIES             SERIES              FUND
                                                        -----------------  -----------------  -----------------  -----------------
Accumulation units outstanding, beginning of period              197,199            557,015            651,578             29,291
Participant deposits                                               1,976             10,420             27,191              3,719
Participant transfers                                             75,184            (23,936)            (3,024)             2,514
Participant withdrawals                                           (3,282)            (9,766)            (1,965)               (90)
                                                        --------------------------------------------------------------------------
Accumulation units outstanding, end of period                    271,077            533,733            673,780             35,434
                                                        ==========================================================================



                                                            AIM V.I.        ALGER AMERICAN      FEDERATED FUND     FEDERATED HIGH
                                                            PREMIER            LEVERAGED           FOR U.S.         INCOME BOND
                                                             EQUITY             ALLCAP            GOVERNMENT         FUND II --
                                                              FUND             PORTFOLIO        SECURITIES II      PRIMARY SHARES
                                                        -----------------  -----------------  -----------------  -----------------
Accumulation units outstanding, beginning of period              180,349            463,523          1,307,202            179,943
Participant deposits                                               4,524             15,783             31,815                451
Participant transfers                                                934             (5,465)          (288,454)           (22,487)
Participant withdrawals                                           (1,146)           (13,765)           (33,341)            (1,187)
                                                        --------------------------------------------------------------------------
Accumulation units outstanding, end of period                    184,661            460,076          1,017,222            156,720
                                                        ==========================================================================

          THE PHOENIX EDGE(R)-VA FOR NEW YORK (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)


                                                                                       SUBACCOUNT
                                                        ----------------------------------------------------------------------------
                                                              VIP             VIP GROWTH
                                                          CONTRAFUND(R)      OPPORTUNITIES       VIP GROWTH        MUTUAL SHARES
                                                            PORTFOLIO          PORTFOLIO          PORTFOLIO       SECURITIES FUND
                                                        -----------------  -----------------  -----------------  -----------------
Accumulation units outstanding, beginning of period              125,720            100,399            298,197            177,497
Participant deposits                                               5,513              7,603              9,075              6,455
Participant transfers                                             55,527            (41,609)           115,375             84,530
Participant withdrawals                                           (1,339)            (1,849)            (3,052)              (744)
                                                        --------------------------------------------------------------------------
Accumulation units outstanding, end of period                    185,421             64,544            419,595            267,738
                                                        ==========================================================================


                                                           TEMPLETON          TEMPLETON          TEMPLETON          TEMPLETON
                                                           DEVELOPING          FOREIGN          GLOBAL ASSET          GROWTH
                                                        MARKETS SECURITIES    SECURITIES         ALLOCATION         SECURITIES
                                                              FUND               FUND               FUND               FUND
                                                        -----------------  -----------------  -----------------  -----------------
Accumulation units outstanding, beginning of period                  310            279,870             85,176             81,901
Participant deposits                                                  73              5,891                635              1,343
Participant transfers                                                  -              5,168                  -              3,720
Participant withdrawals                                               (4)            (1,635)           (31,200)              (335)
                                                        --------------------------------------------------------------------------
Accumulation units outstanding, end of period                        379            289,294             54,611             86,629
                                                        ==========================================================================


                                                          SCUDDER VIT         SCUDDER VIT
                                                         EAFE(R) EQUITY       EQUITY 500
                                                             INDEX              INDEX            TECHNOLOGY       WANGER FOREIGN
                                                              FUND               FUND             PORTFOLIO            FORTY
                                                        -----------------  -----------------  -----------------  -----------------
Accumulation units outstanding, beginning of period               80,365             41,569            167,404             40,366
Participant deposits                                               6,203                 98              8,456              4,507
Participant transfers                                            140,782              5,689            (56,605)              (286)
Participant withdrawals                                             (617)               (70)              (771)                 -
                                                        --------------------------------------------------------------------------
Accumulation units outstanding, end of period                    226,733             47,286            118,484             44,587
                                                        ==========================================================================


                                                             WANGER                              WANGER U.S.
                                                          INTERNATIONAL                            SMALLER
                                                            SMALL CAP        WANGER TWENTY        COMPANIES
                                                        -----------------  -----------------  -----------------
Accumulation units outstanding, beginning of period              353,913             25,649            482,339
Participant deposits                                               6,450              3,345             20,513
Participant transfers                                            (22,827)             1,888            (16,188)
Participant withdrawals                                          (13,215)              (891)            (7,744)
                                                        -------------------------------------------------------
Accumulation units outstanding, end of period                       324,321          29,991            478,920
                                                        =======================================================

          THE PHOENIX EDGE(R)-VA FOR NEW YORK (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                       SUBACCOUNT
                                                          --------------------------------------------------------------------------
                                                          PHOENIX-ABERDEEN   PHOENIX-ABERDEEN     PHOENIX-AIM      PHOENIX-DEUTSCHE
                                                           INTERNATIONAL         NEW ASIA        MID-CAP EQUITY         DOW 30
                                                               SERIES             SERIES             SERIES             SERIES
                                                          -----------------  -----------------  -----------------  -----------------
Units outstanding, beginning of period                             237,645              2,806                  -          190,698
Participant deposits                                                42,549                654              2,217           23,916
Participant transfers                                               66,175                  1             23,123           79,752
Participant withdrawals                                             (9,053)                (2)                20            1,823
Units outstanding, end of period                                   337,316              3,459             25,360          296,189


                                                          PHOENIX-DEUTSCHE    PHOENIX-DUFF &    PHOENIX-ENGEMANN   PHOENIX-ENGEMANN
                                                             NASDAQ-100         PHELPS REAL          CAPITAL       SMALL & MID-CAP
                                                              INDEX(R)       ESTATE SECURITIES       GROWTH             GROWTH
                                                               SERIES              SERIES            SERIES             SERIES
                                                          -----------------  -----------------  -----------------  -----------------
Units outstanding, beginning of period                              46,664             90,963            585,446           54,975
Participant deposits                                                 2,600             44,744            372,550           76,399
Participant transfers                                                    -             35,475            190,329            5,658
Participant withdrawals                                                (29)           (13,040)           (40,911)              38
Units outstanding, end of period                                    49,235            158,142          1,107,414          137,070


                                                                              PHOENIX-GOODWIN                         PHOENIX-J.P.
                                                           PHOENIX-GOODWIN      MULTI-SECTOR    PHOENIX-HOLLISTER   MORGAN RESEARCH
                                                            MONEY MARKET        FIXED INCOME      VALUE EQUITY      ENHANCED INDEX
                                                               SERIES              SERIES            SERIES              SERIES
                                                          -----------------  -----------------  -----------------  -----------------
Units outstanding, beginning of period                             356,437            175,432            757,726           95,577
Participant deposits                                               314,080            271,466            218,445           70,239
Participant transfers                                             (356,952)           111,738            315,812           74,007
Participant withdrawals                                            (67,361)           (21,836)            (8,880)          (3,259)
Units outstanding, end of period                                   246,204            536,800          1,283,103          236,564


                                                            PHOENIX-JANUS                        PHOENIX-LAZARD      PHOENIX-LORD
                                                               FLEXIBLE        PHOENIX-JANUS      INTERNATIONAL    ABBETT LARGE-CAP
                                                                INCOME             GROWTH         EQUITY SELECT          VALUE
                                                                SERIES             SERIES            SERIES             SERIES
                                                          -----------------  -----------------  -----------------  -----------------
Units outstanding, beginning of period                             369,126            247,524                  -                -
Participant deposits                                                73,957             90,555                 21               40
Participant transfers                                                6,109            369,698                  -                -
Participant withdrawals                                            (19,711)            (6,954)                 -                -
Units outstanding, end of period                                   429,481            700,823                 21               40

          THE PHOENIX EDGE(R)-VA FOR NEW YORK (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)

                                                                                       SUBACCOUNT
                                                          --------------------------------------------------------------------------
                                                            PHOENIX-MFS
                                                             INVESTORS         PHOENIX-MFS                         PHOENIX-OAKHURST
                                                               GROWTH           INVESTORS         PHOENIX-MFS         GROWTH AND
                                                               STOCK              TRUST              VALUE              INCOME
                                                               SERIES             SERIES             SERIES             SERIES
                                                          -----------------  -----------------  -----------------  -----------------
Units outstanding, beginning of period                               1,405                  -                  -          143,125
Participant deposits                                                     -                975              4,378          141,127
Participant transfers                                                5,564              6,025              7,183          111,257
Participant withdrawals                                                 (5)                36                 13           (3,543)
Units outstanding, end of period                                     6,964              7,036             11,574          391,966


                                                                                                 PHOENIX-SANFORD    PHOENIX-SANFORD
                                                          PHOENIX-OAKHURST    PHOENIX-SANFORD       BERNSTEIN          BERNSTEIN
                                                             STRATEGIC           BERNSTEIN           MID-CAP           SMALL-CAP
                                                             ALLOCATION        GLOBAL VALUE           VALUE              VALUE
                                                               SERIES             SERIES              SERIES             SERIES
                                                          -----------------  -----------------  -----------------  -----------------
Units outstanding, beginning of period                             327,643             32,017             78,308           61,011
Participant deposits                                                75,583             52,661             83,267           73,765
Participant transfers                                              419,072             41,930             70,230           63,814
Participant withdrawals                                             (4,645)               (92)              (338)          (1,391)
Units outstanding, end of period                                   817,653            126,516            231,467          197,199


                                                           PHOENIX-SENECA     PHOENIX-SENECA                           AIM V.I.
                                                               MID-CAP          STRATEGIC         PHOENIX-VAN          CAPITAL
                                                               GROWTH             THEME              KAMPEN          APPRECIATION
                                                               SERIES             SERIES          EQUITY SERIES          FUND
                                                          -----------------  -----------------  -----------------  -----------------
Units outstanding, beginning of period                             363,319            393,805             36,956            8,948
Participant deposits                                                58,925            246,174                224            6,905
Participant transfers                                              139,769             18,002             23,388           13,490
Participant withdrawals                                             (4,998)            (6,403)                (9)             (52)
Units outstanding, end of period                                   557,015            651,578             60,559           29,291



                                                              AIM V.I.        ALGER AMERICAN      FEDERATED FUND
                                                              PREMIER            LEVERAGED           FOR U.S.        FEDERATED HIGH
                                                               EQUITY             ALLCAP            GOVERNMENT        INCOME BOND
                                                                FUND             PORTFOLIO        SECURITIES II        FUND II
                                                          -----------------  -----------------  -----------------  -----------------
Units outstanding, beginning of period                              95,997            269,092            570,988           79,581
Participant deposits                                                32,459            113,732            395,463           95,434
Participant transfers                                               53,033             91,992            513,885           36,527
Participant withdrawals                                             (1,140)           (11,293)          (173,134)         (31,599)
Units outstanding, end of period                                   180,349            463,523          1,307,202          179,943

          THE PHOENIX EDGE(R)-VA FOR NEW YORK (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)

                                                                                       SUBACCOUNT
                                                          --------------------------------------------------------------------------
                                                                VIP             VIP GROWTH
                                                            CONTRAFUND(R)      OPPORTUNITIES       VIP GROWTH       MUTUAL SHARES
                                                             PORTFOLIO         PORTFOLIO          PORTFOLIO        SECURITIES FUND
                                                          -----------------  -----------------  -----------------  -----------------
Units outstanding, beginning of period                              78,458             28,780             87,277          120,422
Participant deposits                                                27,783              8,409             76,410           52,036
Participant transfers                                               19,647             67,416            133,565           40,963
Participant withdrawals                                               (168)            (4,206)               945          (35,924)
Units outstanding, end of period                                   125,720            100,399            298,197          177,497


                                                             TEMPLETON          TEMPLETON          TEMPLETON          TEMPLETON
                                                             DEVELOPING          FOREIGN          GLOBAL ASSET          GROWTH
                                                          MARKETS SECURITIES    SECURITIES         ALLOCATION         SECURITIES
                                                                FUND               FUND               FUND               FUND
                                                          -----------------  -----------------  -----------------  -----------------
Units outstanding, beginning of period                                 104             97,820             82,403           38,079
Participant deposits                                                   210            138,846                675            7,287
Participant transfers                                                    -             42,882              2,107           36,559
Participant withdrawals                                                 (4)               322                 (9)             (24)
Units outstanding, end of period                                       310            279,870             85,176           81,901


                                                            SCUDDER VIT         SCUDDER VIT
                                                           EAFE(R) EQUITY       EQUITY 500
                                                               INDEX              INDEX            TECHNOLOGY       WANGER FOREIGN
                                                               FUND               FUND             PORTFOLIO             FORTY
                                                          -----------------  -----------------  -----------------  -----------------
Units outstanding, beginning of period                              18,325                  -            116,539           20,136
Participant deposits                                                31,597             36,884             21,102              570
Participant transfers                                               30,717              5,690             28,243           19,688
Participant withdrawals                                               (274)            (1,005)             1,520              (28)
Units outstanding, end of period                                    80,365             41,569            167,404           40,366


                                                               WANGER                              WANGER U.S.
                                                            INTERNATIONAL                            SMALLER
                                                              SMALL CAP        WANGER TWENTY        COMPANIES
                                                          -----------------  -----------------  -----------------
Units outstanding, beginning of period                             213,181             11,966            212,271
Participant deposits                                                97,725              5,540            182,169
Participant transfers                                               49,403              8,185             89,025
Participant withdrawals                                             (6,396)               (42)            (1,126)
Units outstanding, end of period                                   353,913             25,649            482,339

          THE PHOENIX EDGE(R)-VA FOR NEW YORK (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 6--FEES AND RELATED PARTY TRANSACTIONS

   Phoenix and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Account.

   Phoenix assumes the risk that annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that its expenses may be higher than its deductions for such expenses. In return for the assumption of these mortality and expense risks, Phoenix charges the subaccounts the daily equivalent of .40%, .375% and .125% on an annual basis for mortality, expense risks and daily administrative fees, respectively.

   As compensation for administrative services provided to the Account, Phoenix generally receives $35 per year from each contract, which is deducted on a pro rata basis from the subaccounts and Guaranteed Interest Account in which contract/policy owners have an interest. Such fees aggregated $4,931, $3,722 and $0 for the years ended December 31, 2003, 2002 and 2001, respectively.

   PEPCO is the principal underwriter and distributor for the Account.

   On surrender of a contract, contingent deferred sales charges, which vary from 0-7% depending upon the duration of each contract deposit, are deducted from the proceeds and are paid to Phoenix as reimbursement for services provided. Contingent deferred sales charges deducted and paid to Phoenix aggregated $6,271, $1,883 and $0 for the years ended December 31, 2003, 2002 and 2001, respectively.

NOTE 7--DISTRIBUTION OF NET INCOME

   The Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 8--DIVERSIFICATION REQUIREMENTS

   Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817 (h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

   The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. Phoenix intends that each of the subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

NOTE 9--MERGERS

   On February 7, 2003, Aberdeen International acquired all of the net assets of Aberdeen New Asia pursuant to an Agreement and Plan of Reorganization approved by Aberdeen New Asia shareholders on January 7, 2003. The acquisition was accomplished by a tax-free exchange of 1,885,115 shares of Aberdeen International valued at $14,391,123 for 1,913,078 shares of Aberdeen New Asia outstanding on February 7, 2003. Aberdeen New Asia's net assets on that date of $14,391,123, including $618,515 of net unrealized depreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $116,991,498.

   On February 14, 2003, Janus Growth acquired all of the net assets of MFS Investors Growth Stock ("Growth Stock") and Van Kampen Focus Equity ("Focus Equity") pursuant to an Agreement and Plan of Reorganization approved by Growth Stock and Focus Equity shareholders on February 14, 2003. The acquisition was accomplished by a tax-free exchange of 1,209,595 shares of Growth Stock valued at $5,807,615 and 1,287,119 shares of Focus Equity valued at $6,179,826 for 1,952,845 shares of Janus Growth outstanding on February 14, 2003. Growth Stock's net assets of $5,807,615, including $135,964 of net unrealized depreciation and Focus Equity's net assets of $6,179,826, including $380,781 of net unrealized depreciation were combined with those of Janus Growth. The aggregate net assets of Janus Growth immediately after the merger were $63,057,943. Immediately following the merger, Janus Growth was renamed MFS Investors Growth Stock. Immediately prior to the Special Meeting of Shareholders, Phoenix Variable Advisors, Inc. ("PVA"), as authorized pursuant to an exemptive order from the Securities and Exchange Commission, replaced Janus Capital Management LLC with MFS Investment Management ("MFS") as subadvisor to the Surviving Series. PVA and MFS have also agreed that they would serve as advisor and subadvisor, respectively, to the Surviving Series for the same management fees as currently charged to the former Phoenix-MFS Investors Growth Stock Series. Accordingly, the annual expenses and expense cap reimbursements for the Surviving Series are the same as those of the former Phoenix-MFS Investors Growth Stock Series. MFS is going to manage the Surviving Series in a manner comparable with the former Phoenix-MFS Investors Growth Stock Series. As part of the reorganizations, the Surviving Series has been renamed Phoenix-MFS Investors Growth Stock Series.

   On March 22, 2002, Janus Growth ("Growth") acquired all of the net assets of Janus Core Equity ("Core Equity") pursuant to an Agreement and Plan of Reorganization approved by Core Equity shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 3,141,426 shares of Growth valued at $22,032,065 for 2,467,046 shares of Core Equity outstanding on March 22, 2002. Core Equity's net assets on that date of $22,032,065, including $1,473,521 of net unrealized appreciation were combined with those of Growth. The aggregate net assets of Growth immediately after the merger were $90,807,708.

   On April 5, 2002, Engemann Capital Growth ("Capital Growth") acquired all of the net assets of Engemann Nifty Fifty ("Nifty Fifty") pursuant to an Agreement and Plan of Reorganization approved by Nifty Fifty shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 2,949,789 shares of Capital Growth valued at $39,773,479 for 4,885,261 shares of Nifty Fifty outstanding on April 5, 2002. Nifty Fifty's net assets on that date of $39,773,479, including $7,975,458 of net unrealized depreciation were combined with those of Capital Growth. The aggregate net assets of Capital Growth immediately after the merger were $862,917,192.

   On April 5, 2002, Oakhurst Strategic Allocation ("Strategic Allocation") acquired all of the net assets of Oakhurst Balanced ("Balanced") pursuant to an Agreement and Plan of Reorganization approved by Balanced shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 17,438,879 shares of Strategic Allocation valued at $236,890,944 for 19,697,824 shares of Balanced outstanding on April 5, 2002. Balanced's net assets on that date of $236,890,944, including $25,034,492 of net unrealized appreciation were combined with those of Strategic Allocation. The aggregate net assets of Strategic Allocation immediately after the merger were $582,665,031.

          THE PHOENIX EDGE(R)-VA FOR NEW YORK (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 10--MANAGER OF MANAGERS EXEMPTIVE ORDER

   The Phoenix Edge Series Fund ("PESF") and the investment advisor, Phoenix Variable Advisors, Inc. ("PVA"), have received an exemptive order from the Securities and Exchange Commission granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA is, subject to supervision and approval of PESF's Board of Trustees, permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of PESF. PESF and PVA therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

NOTE 11--MIXED AND SHARED FUNDING

   Shares of PESF are not directly offered to the public. Shares of PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix Life Insurance Company ("Phoenix"), PHL Variable Insurance Company ("PHL Variable"), and Phoenix Life and Annuity Company ("PLAC"). Shares of PESF may be offered to separate accounts of other insurance companies in the future.

   The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in PESF or shares of another fund may be substituted.

NOTE 12--PROPOSED REORGANIZATION

   On November 11, 2003, The Board of Trustees of PESF approved a Plan of Reorganization to merge Janus Flexible Income into Goodwin Multi-Sector Fixed Income.

   If the shareholders approve the Plan of Reorganization Janus Flexible Income will transfer all or substantially all of its assets and its liabilities to Goodwin Multi-Sector Fixed Income. In exchange, shareholders of Janus Flexible Income will receive a proportional number of shares in Goodwin Multi-Sector Fixed Income. The shareholders of Janus Flexible Income must approve the Plan of Reorganization before any transaction can take place. The next meeting of the shareholders of Janus Flexible Income will be held on April 14, 2004, at which time, this matter will be submitted for a shareholder vote.

NOTE 13--OTHER

   Effective July 31, 2003, the name of the subadvisor of Northern Dow 30 and Northern Nasdaq-100 Index(R) changed to Northern Trust Investments N.A. from Northern Trust Investments, Inc.

   On October 23, 2003 the Executive Committee of the Board of Trustees of PESF approved replacement of the "Hollister" division of PIC with the "Oakhurst" division of PIC with respect to investment management of Oakhurst Value Equity. The Executive Committee also approved a name change for the Phoenix-Hollister Value Equity Series to the Phoenix-Oakhurst Value Equity Series. The Board of Trustees ratified the Executive Committee's decision at the Board of Trustees meeting on November 11, 2003. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series will not be affected as a result of this change.

   The Board of Trustees of PESF has approved a name change for the Phoenix-Kayne Large-Cap Core Series to the Phoenix-Kayne Rising Dividends Series. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series will not be affected as a result of this change. This change was completed on November 3, 2003.

                         REPORT OF INDEPENDENT AUDITORS



PRICEWATERHOUSECOOPERS [LOGO]



To the Board of Directors of Phoenix Life Insurance Company and
Participants of Phoenix Life Variable Accumulation Account (The Phoenix Edge(R)-VA for New York (Death Benefit Option 1)):

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Phoenix Life Variable Accumulation Account (The Phoenix Edge(R)-VA for New York (Death Benefit Option 1)) at December 31, 2003, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Phoenix Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2003 by correspondence with the mutual funds, provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP



Hartford, Connecticut
March 19, 2004

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
Phoenix Life Insurance Company
One American Row
Hartford, Connecticut 06115

PHOENIX EQUITY PLANNING CORPORATION
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

CUSTODIANS
JPMorgan Chase Bank
270 Park Avenue
New York, New York 10017-2070

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

--------------------------------------------------------------------------------



                                                               [Logo]PHOENIX
                                                            WEALTH MANAGEMENT(R)










                                THE
                                PHOENIX
                                  EDGE(R)-VA FOR NEW YORK

--------------------------------------------------------------------------------
           V A R I A B L E  A N N U I T Y  A N N U A L  R E P O R T
--------------------------------------------------------------------------------

                                PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                                DECEMBER 31, 2003











                                                                DEATH BENEFIT
                                                                  OPTION 2
--------------------------------------------------------------------------------
VAO201AR2  (C)2004  The Phoenix Companies, Inc.




                                               STATEMENTS OF ASSETS AND LIABILITIES
                                                        DECEMBER 31, 2003



                                                                                                  PHOENIX-
                                                                                                  ALLIANCE/        PHOENIX-DUFF &
                                                                             PHOENIX-AIM          BERNSTEIN         PHELPS REAL
                                                        PHOENIX-ABERDEEN       MID-CAP             ENHANCED            ESTATE
                                                         INTERNATIONAL          EQUITY              INDEX            SECURITIES
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        ----------------  ------------------  -----------------  -----------------
ASSETS
     Investment at cost                                  $      318,512    $        109,179    $        75,679    $       226,036
                                                        ================  ==================  =================  =================
     Investment at market                                $      351,210    $        120,347    $        71,511    $       299,046
                                                        ----------------  ------------------  -----------------  -----------------
         Total assets                                           351,210             120,347             71,511            299,046
LIABILITIES
     Accrued expenses                                               386                 133                 79                331
                                                        ----------------  ------------------  -----------------  -----------------
NET ASSETS                                               $      350,824    $        120,214    $        71,432    $       298,715
                                                        ================  ==================  =================  =================
Accumulation units outstanding                                  395,817             101,502             91,291            182,784
                                                        ================  ==================  =================  =================
Unit value                                               $     0.886331    $       1.184355    $      0.782464    $      1.634256
                                                        ================  ==================  =================  =================

                                                            PHOENIX-           PHOENIX-
                                                            ENGEMANN        ENGEMANN SMALL                        PHOENIX-GOODWIN
                                                            CAPITAL           & MID-CAP        PHOENIX-GOODWIN      MULTI-SECTOR
                                                             GROWTH             GROWTH           MONEY MARKET       FIXED INCOME
                                                           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                        ----------------  ------------------  -----------------  -----------------
ASSETS
     Investment at cost                                  $    1,360,474    $        419,982    $       413,232     $      634,178
                                                        ================  ==================  =================  =================
     Investment at market                                $    1,297,747    $        460,640    $       413,232    $       685,805
                                                        ----------------  ------------------  -----------------  -----------------
         Total assets                                         1,297,747             460,640            413,232            685,805
LIABILITIES
     Accrued expenses                                             1,433                 500                540                769
                                                        ----------------  ------------------  -----------------  -----------------
NET ASSETS                                               $    1,296,314    $        460,140    $       412,692    $       685,036
                                                        ================  ==================  =================  =================
Accumulation units outstanding                                1,998,124             662,330            408,592            553,911
                                                        ================  ==================  =================  =================
Unit value                                               $     0.648765    $       0.694727    $      1.010033    $      1.236727
                                                        ================  ==================  =================  =================

                                                                                                PHOENIX-LAZARD
                                                         PHOENIX-JANUS      PHOENIX-KAYNE       INTERNATIONAL      PHOENIX-LAZARD
                                                            FLEXIBLE            RISING              EQUITY           SMALL-CAP
                                                             INCOME           DIVIDENDS             SELECT             VALUE
                                                           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                        ----------------  ------------------  -----------------  -----------------
ASSETS
     Investment at cost                                  $      134,343    $         11,787    $         1,500    $        11,774
                                                        ================  ==================  =================  =================
     Investment at market                                $      138,923    $         13,558    $         1,508    $        15,486
                                                        ----------------  ------------------  -----------------  -----------------
         Total assets                                           138,923              13,558              1,508             15,486
LIABILITIES
     Accrued expenses                                               156                  15                  -                 17
                                                        ----------------  ------------------  -----------------  -----------------
NET ASSETS                                               $      138,767    $         13,543    $         1,508    $        15,469
                                                        ================  ==================  =================  =================
Accumulation units outstanding                                  115,568              11,985              1,234             11,574
                                                        ================  ==================  =================  =================
Unit value                                               $     1.200735    $       1.129984    $      1.221852    $      1.336520
                                                        ================  ==================  =================  =================



                                                See Notes to Financial Statements
                                                               SA-1

                                               STATEMENTS OF ASSETS AND LIABILITIES
                                                  DECEMBER 31, 2003 (CONTINUED)



                                                                                                 PHOENIX-MFS
                                                          PHOENIX-LORD       PHOENIX-LORD         INVESTORS         PHOENIX-MFS
                                                             ABBETT        ABBETT LARGE-CAP         GROWTH           INVESTORS
                                                         BOND-DEBENTURE         VALUE               STOCK              TRUST
                                                           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                        ----------------  ------------------  -----------------  -----------------
ASSETS
     Investment at cost                                  $          857    $            141    $       341,935    $        22,951
                                                        ================  ==================  =================  =================
     Investment at market                                $          859    $            153    $       286,481    $        23,290
                                                        ----------------  ------------------  -----------------  -----------------
         Total assets                                               859                 153            286,481             23,290
LIABILITIES
     Accrued expenses                                                 1                   -                316                 25
                                                        ----------------  ------------------  -----------------  -----------------
NET ASSETS                                               $          858    $            153    $       286,165    $        23,265
                                                        ================  ==================  =================  =================
Accumulation units outstanding                                      697                 120            368,728             23,627
                                                        ================  ==================  =================  =================
Unit value                                               $     1.230859    $       1.270157    $      0.776087    $      0.984722
                                                        ================  ==================  =================  =================

                                                                                                  PHOENIX-            PHOENIX-
                                                                               PHOENIX-           NORTHERN            OAKHURST
                                                          PHOENIX-MFS          NORTHERN           NASDAQ-100         GROWTH AND
                                                             VALUE              DOW 30             INDEX(R)           INCOME
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        ----------------  ------------------  -----------------  -----------------
ASSETS
     Investment at cost                                  $       43,883    $        293,259    $       304,342    $       501,655
                                                        ================  ==================  =================  =================
     Investment at market                                $       49,419    $        309,138    $       302,386    $       479,516
                                                        ----------------  ------------------  -----------------  -----------------
         Total assets                                            49,419             309,138            302,386            479,516
LIABILITIES
     Accrued expenses                                                54                 338                330                529
                                                        ----------------  ------------------  -----------------  -----------------
NET ASSETS                                               $       49,365    $        308,800    $       302,056    $       478,987
                                                        ================  ==================  =================  =================
Accumulation units outstanding                                   44,610             317,161            372,142            552,881
                                                        ================  ==================  =================  =================
Unit value                                               $     1.106615    $       0.973638    $      0.811669    $      0.866347
                                                        ================  ==================  =================  =================

                                                                                                   PHOENIX-           PHOENIX-
                                                            PHOENIX-           PHOENIX-            SANFORD            SANFORD
                                                            OAKHURST           OAKHURST           BERNSTEIN          BERNSTEIN
                                                           STRATEGIC            VALUE               GLOBAL            MID-CAP
                                                           ALLOCATION           EQUITY              VALUE              VALUE
                                                           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                        ----------------  ------------------  -----------------  -----------------
ASSETS
     Investment at cost                                  $    1,619,719    $        745,698    $        79,325    $       362,743
                                                        ================  ==================  =================  =================
     Investment at market                                $    1,678,727    $        713,891    $        86,585    $       453,114
                                                        ----------------  ------------------  -----------------  -----------------
         Total assets                                         1,678,727             713,891             86,585            453,114
LIABILITIES
     Accrued expenses                                             1,864                 781                 95                495
                                                        ----------------  ------------------  -----------------  -----------------
NET ASSETS                                               $    1,676,863    $        713,110    $        86,490    $       452,619
                                                        ================  ==================  =================  =================
Accumulation units outstanding                                1,551,271             897,979             77,420            305,952
                                                        ================  ==================  =================  =================
Unit value                                               $     1.080961    $       0.794128    $      1.117159    $      1.479379
                                                        ================  ==================  =================  =================



                                                See Notes to Financial Statements
                                                               SA-2


                                               STATEMENTS OF ASSETS AND LIABILITIES
                                                   DECEMBER 31, 2003 (CONTINUED)



                                                         PHOENIX-SANFORD
                                                            BERNSTEIN        PHOENIX-SENECA     PHOENIX-SENECA       AIM V.I.
                                                            SMALL-CAP           MID-CAP           STRATEGIC          CAPITAL
                                                              VALUE              GROWTH             THEME          APPRECIATION
                                                            SUBACCOUNT         SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
                                                        ----------------  ------------------  -----------------  -----------------
ASSETS
     Investment at cost                                  $      322,375    $        354,324    $       531,746    $       105,779
                                                        ================  ==================  =================  =================
     Investment at market                                $      414,711    $        307,987    $       446,002    $       106,749
                                                        ----------------  ------------------  -----------------  -----------------
         Total assets                                           414,711             307,987            446,002            106,749
LIABILITIES
     Accrued expenses                                               456                 339                496                118
                                                        ----------------  ------------------  -----------------  -----------------
NET ASSETS                                               $      414,255    $        307,648    $       445,506    $       106,631
                                                        ================  ==================  =================  =================
Accumulation units outstanding                                  275,849             462,639            706,250            127,599
                                                        ================  ==================  =================  =================
Unit value                                               $     1.501745    $       0.664985    $      0.630805    $      0.835672
                                                        ================  ==================  =================  =================

                                                                                                                   FEDERATED HIGH
                                                                                                FEDERATED FUND      INCOME BOND
                                                            AIM V.I.        ALGER AMERICAN          FOR U.S.         FUND II --
                                                            PREMIER           LEVERAGED           GOVERNMENT          PRIMARY
                                                             EQUITY             ALLCAP           SECURITIES II         SHARES
                                                           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                        ----------------  ------------------  -----------------  -----------------
ASSETS
     Investment at cost                                  $       82,388    $        229,463    $       788,996    $       125,254
                                                        ================  ==================  =================  =================
     Investment at market                                $       77,538    $        231,595    $       822,792    $       132,807
                                                        ----------------  ------------------  -----------------  -----------------
         Total assets                                            77,538             231,595            822,792            132,807
LIABILITIES
     Accrued expenses                                                86                 251                928                149
                                                        ----------------  ------------------  -----------------  -----------------
NET ASSETS                                               $       77,452    $        231,344    $       821,864    $       132,658
                                                        ================  ==================  =================  =================
Accumulation units outstanding                                   97,008             290,055            728,242            112,542
                                                        ================  ==================  =================  =================
Unit value                                               $     0.798417    $       0.797584    $      1.128559    $      1.178751
                                                        ================  ==================  =================  =================

                                                              VIP             VIP GROWTH             VIP           MUTUAL SHARES
                                                          CONTRAFUND(R)      OPPORTUNITIES         GROWTH            SECURITIES
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        ----------------  ------------------  -----------------  -----------------
ASSETS
     Investment at cost                                  $      169,629    $         67,020    $       111,780    $        87,225
                                                        ================  ==================  =================  =================
     Investment at market                                $      196,130    $         70,604    $       112,740    $        96,550
                                                        ----------------  ------------------  -----------------  -----------------
         Total assets                                           196,130              70,604            112,740             96,550
LIABILITIES
     Accrued expenses                                               216                  77                124                107
                                                        ----------------  ------------------  -----------------  -----------------
NET ASSETS                                               $      195,914    $         70,527    $       112,616    $        96,443
                                                        ================  ==================  =================  =================
Accumulation units outstanding                                  184,356              77,951            157,899             89,920
                                                        ================  ==================  =================  =================
Unit value                                               $     1.062691    $       0.904757    $      0.713214    $      1.072539
                                                        ================  ==================  =================  =================


                                                See Notes to Financial Statements
                                                               SA-3


                                               STATEMENTS OF ASSETS AND LIABILITIES
                                                  DECEMBER 31, 2003 (CONTINUED)



                                                           TEMPLETON
                                                           DEVELOPING          TEMPLETON          TEMPLETON         TEMPLETON
                                                            MARKETS             FOREIGN          GLOBAL ASSET         GROWTH
                                                           SECURITIES         SECURITIES          ALLOCATION        SECURITIES
                                                           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT        SUBACCOUNT
                                                        ----------------  ------------------  -----------------  -----------------
ASSETS
     Investment at cost                                  $       15,810    $        110,064    $        21,205    $        89,787
                                                        ================  ==================  =================  =================
     Investment at market                                $       23,762    $        116,501    $        25,804    $        96,704
                                                        ----------------  ------------------  -----------------  -----------------
         Total assets                                            23,762             116,501             25,804             96,704
LIABILITIES
     Accrued expenses                                                26                 128                 28                106
                                                        ----------------  ------------------  -----------------  -----------------
NET ASSETS                                               $       23,736    $        116,373    $        25,776    $        96,598
                                                        ================  ==================  =================  =================
Accumulation units outstanding                                   16,877             130,337             21,887             93,602
                                                        ================  ==================  =================  =================
Unit value                                               $     1.406392    $       0.892869    $      1.177691    $      1.032013
                                                        ================  ==================  =================  =================

                                                              RYDEX             SCUDDER          SCUDDER VIT
                                                            VARIABLE           VIT EAFE(R)       EQUITY 500
                                                           TRUST JUNO         EQUITY INDEX          INDEX           TECHNOLOGY
                                                           SUBACCOUNT          SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                                        ----------------  ------------------  -----------------  -----------------
ASSETS
     Investment at cost                                  $       19,867    $         19,760    $        33,593    $       235,744
                                                        ================  ==================  =================  =================
     Investment at market                                $       18,441    $         20,573    $        34,643    $       210,367
                                                        ----------------  ------------------  -----------------  -----------------
         Total assets                                            18,441              20,573             34,643            210,367
LIABILITIES
     Accrued expenses                                                21                  23                 37                232
                                                        ----------------  ------------------  -----------------  -----------------
NET ASSETS                                               $       18,420    $         20,550    $        34,606    $       210,135
                                                        ================  ==================  =================  =================
Accumulation units outstanding                                   17,515              22,663             33,507            423,001
                                                        ================  ==================  =================  =================
Unit value                                               $     1.051631    $       0.906787    $      1.032822    $      0.496772
                                                        ================  ==================  =================  =================

                                                             WANGER             WANGER                              WANGER U.S.
                                                            FOREIGN         INTERNATIONAL           WANGER            SMALLER
                                                             FORTY            SMALL CAP             TWENTY           COMPANIES
                                                           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                        ----------------  ------------------  -----------------  -----------------
ASSETS
     Investment at cost                                  $       71,673    $        253,766    $       102,118    $       801,163
                                                        ================  ==================  =================  =================
     Investment at market                                $       80,734    $        321,352    $       130,044    $       976,870
                                                        ----------------  ------------------  -----------------  -----------------
         Total assets                                            80,734             321,352            130,044            976,870
LIABILITIES
     Accrued expenses                                                89                 359                144              1,080
                                                        ----------------  ------------------  -----------------  -----------------
NET ASSETS                                               $       80,645    $        320,993    $       129,900    $       975,790
                                                        ================  ==================  =================  =================
Accumulation units outstanding                                   76,631             325,930             96,917            765,190
                                                        ================  ==================  =================  =================
Unit value                                               $     1.052388    $       0.984850    $      1.340309    $      1.275225
                                                        ================  ==================  =================  =================


                                                See Notes to Financial Statements
                                                               SA-4


                                                     STATEMENTS OF OPERATIONS
                                              FOR THE PERIOD ENDED DECEMBER 31, 2003


                                                                                                  PHOENIX-         PHOENIX-DUFF &
                                                                             PHOENIX-AIM          ALLIANCE/         PHELPS REAL
                                                        PHOENIX-ABERDEEN       MID-CAP            BERNSTEIN            ESTATE
                                                         INTERNATIONAL          EQUITY         ENHANCED INDEX        SECURITIES
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        ----------------  ------------------  -----------------  -----------------
Investment income
     Distributions                                       $        5,602    $              -    $           702    $         8,610
Expenses
     Mortality and expense fees                                   3,562               1,285                786              3,127
     Indexing (gain) loss                                           120                  31                 18                114
                                                        ----------------  ------------------  -----------------  -----------------
Net investment income (loss)                                      1,920              (1,316)              (102)             5,369
                                                        ----------------  ------------------  -----------------  -----------------
Net realized gain (loss) from share transactions                    570                 (35)               112              1,612
Net realized gain distribution from Fund                              -                   -                  -              8,590
Net change in unrealized appreciation (depreciation)
      on investment                                              82,318              26,251             14,193             64,577
                                                        ----------------  ------------------  -----------------  -----------------
Net gain (loss) on investment                                    82,888              26,216             14,305             74,779
Net increase (decrease) in net assets resulting from
     operations                                          $       84,808    $         24,900    $        14,203    $        80,148
                                                        ================  ==================  =================  =================

                                                            PHOENIX-           PHOENIX-
                                                            ENGEMANN         ENGEMANN SMALL                       PHOENIX-GOODWIN
                                                            CAPITAL           & MID-CAP        PHOENIX-GOODWIN     MULTI-SECTOR
                                                             GROWTH             GROWTH           MONEY MARKET       FIXED INCOME
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        ----------------  ------------------  -----------------  -----------------
Investment income
     Distributions                                       $        1,144    $              -    $         4,652    $        42,555
Expenses
     Mortality and expense fees                                  14,549               3,758              8,290              7,966
     Indexing (gain) loss                                           344                 116                 51                114
                                                        ----------------  ------------------  -----------------  -----------------
Net investment income (loss)                                    (13,749)             (3,874)            (3,689)            34,475
                                                        ----------------  ------------------  -----------------  -----------------
Net realized gain (loss) from share transactions                  5,614                 271                  -                 74
Net realized gain distribution from Fund                              -                   -                  -                  -
Net change in unrealized appreciation (depreciation)
      on investment                                             270,608             113,578                  -             44,245
                                                        ----------------  ------------------  -----------------  -----------------
Net gain (loss) on investment                                   276,222             113,849                  -             44,319
Net increase (decrease) in net assets resulting from
     operations                                          $      262,473    $        109,975    $        (3,689)   $        78,794
                                                        ================  ==================  =================  =================

                                                         PHOENIX-JANUS      PHOENIX-KAYNE       PHOENIX-LAZARD     PHOENIX-LAZARD
                                                            FLEXIBLE            RISING          INTERNATIONAL        SMALL-CAP
                                                             INCOME           DIVIDENDS          EQUITY SELECT         VALUE
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT(4)       SUBACCOUNT
                                                        ----------------  ------------------  -----------------   -----------------
Investment income
     Distributions                                       $        4,787    $             69    $             -    $            11
Expenses
     Mortality and expense fees                                   1,691                 154                  -                160
     Indexing (gain) loss                                            16                   3                  -                  6
                                                        ----------------  ------------------  -----------------  -----------------
Net investment income (loss)                                      3,080                 (88)                 -               (155)
                                                        ----------------  ------------------  -----------------  -----------------
Net realized gain (loss) from share transactions                     (2)                  2                  -                 10
Net realized gain distribution from Fund                          2,767                  85                  -                141
Net change in unrealized appreciation (depreciation)
     on investment                                                  808               2,029                  8              4,199
                                                        ----------------  ------------------  -----------------  -----------------
Net gain (loss) on investment                                     3,573               2,116                  8              4,350
Net increase (decrease) in net assets resulting from
     operations                                          $        6,653    $          2,028    $             8    $         4,195
                                                        ================  ==================  =================  =================



                                                See Notes to Financial Statements
                                                               SA-5


                                                     STATEMENTS OF OPERATIONS
                                        FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)



                                                          PHOENIX-LORD       PHOENIX-LORD        PHOENIX-MFS        PHOENIX-MFS
                                                             ABBETT          ABBETT LARGE-        INVESTORS          INVESTORS
                                                         BOND-DEBENTURE        CAP VALUE         GROWTH STOCK          TRUST
                                                          SUBACCOUNT(3)      SUBACCOUNT(2)        SUBACCOUNT         SUBACCOUNT
                                                        ----------------  ------------------  -----------------  -----------------
Investment income
     Distributions                                       $           11    $              1    $             -    $           113
Expenses
     Mortality and expense fees                                       1                   -              3,399                205
     Indexing (gain) loss                                             -                   -                 64                  4
                                                        ----------------  ------------------  -----------------  -----------------
Net investment income (loss)                                         10                   1             (3,463)               (96)
                                                        ----------------  ------------------  -----------------  -----------------
Net realized gain (loss) from share transactions                      -                   -              2,169                 26
Net realized gain distribution from Fund                              7                   -                  -                  -
Net change in unrealized appreciation (depreciation)
     on investment                                                    2                  12             49,954              3,389
                                                        ----------------  ------------------  -----------------  -----------------
Net gain (loss) on investment                                         9                  12             52,123              3,415
Net increase (decrease) in net assets resulting from
     operations                                          $           19    $             13    $        48,660    $         3,319
                                                        ================  ==================  =================  =================

                                                                                                   PHOENIX-           PHOENIX-
                                                                                PHOENIX-           NORTHERN           OAKHURST
                                                           PHOENIX-MFS          NORTHERN          NASDAQ-100         GROWTH AND
                                                              VALUE              DOW 30            INDEX(R)            INCOME
                                                            SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        ----------------  ------------------  -----------------  -----------------
Investment income
     Distributions                                       $          623    $          4,373    $             -    $         5,239
Expenses
     Mortality and expense fees                                     533               3,266              2,662              5,766
     Indexing (gain) loss                                            13                  71                 68                146
                                                        ----------------  ------------------  -----------------  -----------------
Net investment income (loss)                                         77               1,036             (2,730)              (673)
                                                        ----------------  ------------------  -----------------  -----------------
Net realized gain (loss) from share transactions                    104                 325                352            (24,785)
Net realized gain distribution from Fund                              -                   -                  -                  -
Net change in unrealized appreciation (depreciation)
     on investment                                                9,173              61,051             83,124            130,443
                                                        ----------------  ------------------  -----------------  -----------------
Net gain (loss) on investment                                     9,277              61,376             83,476            105,658
Net increase (decrease) in net assets resulting from
     operations                                          $        9,354    $         62,412    $        80,746    $       104,985
                                                        ================  ==================  =================  =================

                                                            PHOENIX-           PHOENIX-           PHOENIX-            PHOENIX-
                                                           OAKHURST            OAKHURST           SANFORD             SANFORD
                                                           STRATEGIC            VALUE            BERNSTEIN           BERNSTEIN
                                                           ALLOCATION           EQUITY          GLOBAL VALUE       MID-CAP VALUE
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        ----------------  ------------------  -----------------  -----------------
Investment income
     Distributions                                       $       39,646    $          5,889    $         1,090    $           702
Expenses
     Mortality and expense fees                                  18,284               7,899                917              5,616
     Indexing (gain) loss                                           351                 149                 27                186
                                                        ----------------  ------------------  -----------------  -----------------
Net investment income (loss)                                     21,011              (2,159)               146             (5,100)
                                                        ----------------  ------------------  -----------------  -----------------
Net realized gain (loss) from share transactions                  5,008               1,697                453             (3,537)
Net realized gain distribution from Fund                              -                   -                  -             14,210
Net change in unrealized appreciation (depreciation)
     on investment                                              229,344             131,328             20,302            140,267
                                                        ----------------  ------------------  -----------------  -----------------
Net gain (loss) on investment                                   234,352             133,025             20,755            150,940
Net increase (decrease) in net assets resulting from
     operations                                          $      255,363    $        130,866    $        20,901    $       145,840
                                                        ================  ==================  =================  =================



                                                See Notes to Financial Statements
                                                               SA-6


                                                     STATEMENTS OF OPERATIONS
                                        FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)



                                                            PHOENIX-
                                                            SANFORD            PHOENIX-           PHOENIX-
                                                           BERNSTEIN           SENECA              SENECA             AIM V.I.
                                                           SMALL-CAP           MID-CAP            STRATEGIC           CAPITAL
                                                             VALUE              GROWTH              THEME           APPRECIATION
                                                           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                        ----------------  ------------------  -----------------  -----------------
Investment income
     Distributions                                       $            -    $              -    $             -    $             -
Expenses
     Mortality and expense fees                                   4,753               3,389              4,770              1,239
     Indexing (gain) loss                                           173                  74                135                 29
                                                        ----------------  ------------------  -----------------  -----------------
Net investment income (loss)                                     (4,926)             (3,463)            (4,905)            (1,268)
                                                        ----------------  ------------------  -----------------  -----------------
Net realized gain (loss) from share transactions                  1,165                 821             (3,684)             1,267
Net realized gain distribution from Fund                          7,390                   -                  -                  -
Net change in unrealized appreciation (depreciation)
     on investment                                              131,824              67,829            125,223             24,537
                                                        ----------------  ------------------  -----------------  -----------------
Net gain (loss) on investment                                   140,379              68,650            121,539             25,804
Net increase (decrease) in net assets resulting from
     operations                                          $      135,453    $         65,187    $       116,634    $        24,536
                                                        ================  ==================  =================  =================

                                                                                                                   FEDERATED HIGH
                                                                                ALGER             FEDERATED          INCOME BOND
                                                            AIM V.I.           AMERICAN         FUND FOR U.S.        FUND II --
                                                            PREMIER           LEVERAGED          GOVERNMENT           PRIMARY
                                                             EQUITY             ALLCAP          SECURITIES II          SHARES
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        ----------------- ------------------------------------  -----------------
Investment income
     Distributions                                       $          214    $              -    $        30,097    $         8,868
Expenses
     Mortality and expense fees                                     782               1,953             10,863              1,530
     Indexing (gain) loss                                            18                  45                 76                 32
                                                        ----------------  ------------------  -----------------  -----------------
Net investment income (loss)                                       (586)             (1,998)            19,158              7,306
                                                        ----------------  ------------------  -----------------  -----------------
Net realized gain (loss) from share transactions                     58                 201               (169)               166
Net realized gain distribution from Fund                              -                   -              3,903                  -
Net change in unrealized appreciation (depreciation)
      on investment                                              13,960              44,121            (14,622)            15,438
                                                        ----------------  ------------------  -----------------  -----------------
Net gain (loss) on investment                                    14,018              44,322            (10,888)            15,604
Net increase (decrease) in net assets resulting from
     operations                                          $       13,432    $         42,324    $         8,270    $        22,910
                                                        ================  ==================  =================  =================


                                                              VIP             VIP GROWTH             VIP           MUTUAL SHARES
                                                          CONTRAFUND(R)      OPPORTUNITIES          GROWTH           SECURITIES
                                                           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                        ----------------  ------------------  -----------------  -----------------
Investment income
     Distributions                                       $          549    $            373    $           172    $           778
Expenses
     Mortality and expense fees                                   2,014                 747              1,142                899
     Indexing (gain) loss                                            56                  18                 29                 22
                                                        ----------------  ------------------  -----------------  -----------------
Net investment income (loss)                                     (1,521)               (392)              (999)              (143)
                                                        ----------------  ------------------  -----------------  -----------------
Net realized gain (loss) from share transactions                   (557)                735                365                384
Net realized gain distribution from Fund                              -                   -                  -                  -
Net change in unrealized appreciation (depreciation)
     on investment                                               41,799              14,751             25,968             16,615
                                                        ----------------  ------------------  -----------------  -----------------
Net gain (loss) on investment                                    41,242              15,486             26,333             16,999
Net increase (decrease) in net assets resulting from
     operations                                          $       39,721    $         15,094    $        25,334    $        16,856
                                                        ================  ==================  =================  =================



                                                See Notes to Financial Statements
                                                               SA-7



                                                     STATEMENTS OF OPERATIONS
                                        FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)


                                                           TEMPLETON
                                                           DEVELOPING         TEMPLETON           TEMPLETON         TEMPLETON
                                                            MARKETS            FOREIGN          GLOBAL ASSET          GROWTH
                                                           SECURITIES         SECURITIES         ALLOCATION         SECURITIES
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        ----------------  ------------------  -----------------  -----------------
Investment income
     Distributions                                       $          223    $          1,777    $           563    $           966
Expenses
     Mortality and expense fees                                     235               1,226                272                859
     Indexing (gain) loss                                            11                  34                  8                 24
                                                        ----------------  ------------------  -----------------  -----------------
Net investment income (loss)                                        (23)                517                283                 83
                                                        ----------------  ------------------  -----------------  -----------------
Net realized gain (loss) from share transactions                    (40)                402                 10                233
Net realized gain distribution from Fund                              -                   -                  -                  -
Net change in unrealized appreciation (depreciation)
      on investment                                               8,167              26,804              5,703             19,734
                                                        ----------------  ------------------  -----------------  -----------------
Net gain (loss) on investment                                     8,127              27,206              5,713             19,967
Net increase (decrease) in net assets resulting from
     operations                                          $        8,104    $         27,723    $         5,996    $        20,050
                                                        ================  ==================  =================  =================


                                                                             SCUDDER VIT         SCUDDER VIT
                                                         RYDEX VARIABLE      EAFE(R) EQUITY       EQUITY 500
                                                           TRUST JUNO           INDEX               INDEX           TECHNOLOGY
                                                          SUBACCOUNT(1)       SUBACCOUNT          SUBACCOUNT        SUBACCOUNT
                                                        ----------------  ------------------  -----------------  -----------------
Investment income
     Distributions                                       $            -    $            738    $           236    $             -
Expenses
     Mortality and expense fees                                      99                 210                274              2,178
     Indexing (gain) loss                                             -                 (34)                 6                 49
                                                        ----------------  ------------------  -----------------  -----------------
Net investment income (loss)                                        (99)                562                (44)            (2,227)
                                                        ----------------  ------------------  -----------------  -----------------
Net realized gain (loss) from share transactions                     (3)               (309)                 1                520
Net realized gain distribution from Fund                              -                   -                  -                  -
Net change in unrealized appreciation (depreciation)
      on investment                                              (1,426)              5,430              5,538             66,864
                                                        ----------------  ------------------  -----------------  -----------------
Net gain (loss) on investment                                    (1,429)              5,121              5,539             67,384
Net increase (decrease) in net assets resulting from
     operations                                          $       (1,528)   $          5,683    $         5,495    $        65,157
                                                        ================  ==================  =================  =================

                                                             WANGER              WANGER                             WANGER U.S.
                                                            FOREIGN           INTERNATIONAL                           SMALLER
                                                             FORTY              SMALL CAP       WANGER TWENTY        COMPANIES
                                                           SUBACCOUNT          SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                                        ----------------  ------------------  -----------------  -----------------
Investment income
     Distributions                                       $          209    $            789    $             -    $             -
Expenses
     Mortality and expense fees                                     797               3,202              1,447              9,242
     Indexing (gain) loss                                            29                 109                 32                319
                                                        ----------------  ------------------  -----------------  -----------------
Net investment income (loss)                                       (617)             (2,522)            (1,479)            (9,561)
                                                        ----------------  ------------------  -----------------  -----------------
Net realized gain (loss) from share transactions                     47               2,479              1,548              6,573
Net realized gain distribution from Fund                              -                   -                  -                  -
Net change in unrealized appreciation (depreciation)
      on investment                                              23,443             104,651             29,129            262,807
                                                        ----------------  ------------------  -----------------  -----------------
Net gain (loss) on investment                                    23,490             107,130             30,677            269,380
Net increase (decrease) in net assets resulting from
     operations                                          $       22,873    $        104,608    $        29,198    $       259,819
                                                        ================  ==================  =================  =================


Footnotes for Statements of Operations
For the period ended December 31, 2003

(1) From inception August 1, 2003 to December 31, 2003.
(2) From inception October 8, 2003 to December 31, 2003.
(3) From inception November 24, 2003 to December 31, 2003.
(4) From inception December 30, 2003 to December 31, 2003.




                                                See Notes to Financial Statements
                                                               SA-8


                                                STATEMENTS OF CHANGES IN NET ASSETS
                                              FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                                                   PHOENIX-DUFF &
                                                                             PHOENIX-AIM      PHOENIX-ALLIANCE/     PHELPS REAL
                                                        PHOENIX-ABERDEEN       MID-CAP           BERNSTEIN            ESTATE
                                                         INTERNATIONAL          EQUITY         ENHANCED INDEX       SECURITIES
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        ----------------  ------------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                        $        1,920    $         (1,316)   $          (102)   $         5,369
     Net realized gain (loss)                                       570                 (35)               112             10,202
     Net change in unrealized appreciation (depreciation)
         on investments                                          82,318              26,251             14,193             64,577
                                                        ----------------  ------------------  -----------------  -----------------
     Net increase (decrease) resulting from operations           84,808              24,900             14,203             80,148
                                                        ----------------  ------------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                         5,611                 621                300              2,435
     Participant transfers                                       31,058 +             4,295               (201)            21,894
     Participant withdrawals                                     (4,045)             (4,087)               (44)           (35,803)
                                                        ----------------  ------------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           32,624                 829                 55            (11,474)
                                                        ----------------  ------------------  -----------------  -----------------
     Net increase (decrease) in net assets                      117,432              25,729             14,258             68,674
NET ASSETS
     Beginning of period                                        233,392              94,485             57,174            230,041
                                                        ----------------  ------------------  -----------------  -----------------
     End of period                                       $      350,824    $        120,214    $        71,432    $       298,715
                                                        ================  ==================  =================  =================

                                                                                                                  PHOENIX-GOODWIN
                                                        PHOENIX-ENGEMANN   PHOENIX-ENGEMANN                        MULTI-SECTOR
                                                            CAPITAL        SMALL & MID-CAP     PHOENIX-GOODWIN         FIXED
                                                             GROWTH             GROWTH           MONEY MARKET         INCOME
                                                           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT        SUBACCOUNT
                                                        ----------------  ------------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                        $      (13,749)   $         (3,874)   $        (3,689)   $        34,475
     Net realized gain (loss)                                     5,614                 271                  -                 74
     Net change in unrealized appreciation (depreciation)
         on investments                                         270,608             113,578                  -             44,245
                                                        ----------------  ------------------  -----------------  -----------------
     Net increase (decrease) resulting from operations          262,473             109,975             (3,689)            78,794
                                                        ----------------  ------------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                       114,775               4,890             29,294              4,460
     Participant transfers                                      (10,865)            143,409           (397,206)            14,614
     Participant withdrawals                                   (115,984)            (15,748)           (16,451)            (3,956)
                                                        ----------------  ------------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                          (12,074)            132,551           (384,363)            15,118
                                                        ----------------  ------------------  -----------------  -----------------
     Net increase (decrease) in net assets                      250,399             242,526           (388,052)            93,912
NET ASSETS
     Beginning of period                                      1,045,915             217,614            800,744            591,124
                                                        ----------------  ------------------  -----------------  -----------------
     End of period                                       $    1,296,314    $        460,140    $       412,692    $       685,036
                                                        ================  ==================  =================  =================



                                                See Notes to Financial Statements
                                                               SA-9


                                                STATEMENTS OF CHANGES IN NET ASSETS
                                        FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)



                                                          PHOENIX-JANUS      PHOENIX-KAYNE      PHOENIX-LAZARD    PHOENIX-LAZARD
                                                            FLEXIBLE            RISING          INTERNATIONAL       SMALL-CAP
                                                             INCOME           DIVIDENDS         EQUITY SELECT         VALUE
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT(4)      SUBACCOUNT
                                                        ----------------  ------------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                        $        3,080    $            (88)   $             -    $          (155)
     Net realized gain (loss)                                     2,765                  87                  -                151
     Net change in unrealized appreciation (depreciation)
         on investments                                             808               2,029                  8              4,199
                                                        ----------------  ------------------  -----------------  -----------------
     Net increase (decrease) resulting from operations            6,653               2,028                  8              4,195
                                                        ----------------  ------------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                           105                   -                  -                  -
     Participant transfers                                       10,283                   -              1,500                  -
     Participant withdrawals                                     (2,261)                  -                  -                  -
                                                        ----------------  ------------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            8,127                   -              1,500                  -
                                                        ----------------  ------------------  -----------------  -----------------
     Net increase (decrease) in net assets                       14,780               2,028              1,508              4,195
NET ASSETS
     Beginning of period                                        123,987              11,515                  -             11,274
                                                        ----------------  ------------------  -----------------  -----------------
     End of period                                       $      138,767    $         13,543    $         1,508    $        15,469
                                                        ================  ==================  =================  =================

                                                                                                PHOENIX-MFS
                                                          PHOENIX-LORD       PHOENIX-LORD        INVESTORS          PHOENIX-MFS
                                                             ABBETT        ABBETT LARGE-CAP       GROWTH             INVESTORS
                                                         BOND-DEBENTURE         VALUE              STOCK               TRUST
                                                          SUBACCOUNT(3)      SUBACCOUNT(2)       SUBACCOUNT          SUBACCOUNT
                                                        ----------------  ------------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                        $           10    $              1    $        (3,463)   $           (96)
     Net realized gain (loss)                                         7                   -              2,169                 26
     Net change in unrealized appreciation (depreciation)
         on investments                                               2                  12             49,954              3,389
                                                        ----------------  ------------------  -----------------  -----------------
     Net increase (decrease) resulting from operations               19                  13             48,660              3,319
                                                        ----------------  ------------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                             -                 140              4,943              2,500
     Participant transfers                                          839                   -             12,542 ++           5,147
     Participant withdrawals                                          -                   -            (40,655)              (284)
                                                        ----------------  ------------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                              839                 140            (23,170)             7,363
                                                        ----------------  ------------------  -----------------  -----------------
     Net increase (decrease) in net assets                          858                 153             25,490             10,682
NET ASSETS
     Beginning of period                                              -                   -            260,675             12,583
                                                        ----------------  ------------------  -----------------  -----------------
     End of period                                       $          858    $            153    $       286,165    $        23,265
                                                        ================  ==================  =================  =================



                                                See Notes to Financial Statements
                                                               SA-10


                                                STATEMENTS OF CHANGES IN NET ASSETS
                                        FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)



                                                                               PHOENIX-       PHOENIX-NORTHERN   PHOENIX-OAKHURST
                                                          PHOENIX-MFS          NORTHERN          NASDAQ-100         GROWTH AND
                                                             VALUE              DOW 30            INDEX(R)            INCOME
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        ----------------  ------------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                        $           77    $          1,036    $        (2,730)   $          (673)
     Net realized gain (loss)                                       104                 325                352            (24,785)
     Net change in unrealized appreciation (depreciation)
         on investments                                           9,173              61,051             83,124            130,443
                                                        ----------------  ------------------  -----------------  -----------------
     Net increase (decrease) resulting from operations            9,354              62,412             80,746            104,985
                                                        ----------------  ------------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                             -                  47              1,823              3,008
     Participant transfers                                        2,319              20,037             69,481            (70,165)
     Participant withdrawals                                        (69)             (3,000)            (2,277)           (61,052)
                                                        ----------------  ------------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            2,250              17,084             69,027           (128,209)
                                                        ----------------  ------------------  -----------------  -----------------
     Net increase (decrease) in net assets                       11,604              79,496            149,773            (23,224)
NET ASSETS
     Beginning of period                                         37,761             229,304            152,283            502,211
                                                        ----------------  ------------------  -----------------  -----------------
     End of period                                       $       49,365    $        308,800    $       302,056    $       478,987
                                                        ================  ==================  =================  =================

                                                            PHOENIX-           PHOENIX-        PHOENIX-SANFORD    PHOENIX-SANFORD
                                                            OAKHURST           OAKHURST           BERNSTEIN          BERNSTEIN
                                                           STRATEGIC            VALUE              GLOBAL            MID-CAP
                                                           ALLOCATION           EQUITY             VALUE              VALUE
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        ----------------  ------------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                        $       21,011    $         (2,159)   $           146    $        (5,100)
     Net realized gain (loss)                                     5,008               1,697                453             10,673
     Net change in unrealized appreciation (depreciation)
         on investments                                         229,344             131,328             20,302            140,267
                                                        ----------------  ------------------  -----------------  -----------------
     Net increase (decrease) resulting from operations          255,363             130,866             20,901            145,840
                                                        ----------------  ------------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                       196,980              23,028                100              5,766
     Participant transfers                                       15,734              14,967              4,987           (110,406)
     Participant withdrawals                                   (113,676)            (57,784)            (7,370)           (52,863)
                                                        ----------------  ------------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           99,038             (19,789)            (2,283)          (157,503)
                                                        ----------------  ------------------  -----------------  -----------------
     Net increase (decrease) in net assets                      354,401             111,077             18,618            (11,663)
NET ASSETS
     Beginning of period                                      1,322,462             602,033             67,872            464,282
                                                        ----------------  ------------------  -----------------  -----------------
     End of period                                       $    1,676,863    $        713,110    $        86,490    $       452,619
                                                        ================  ==================  =================  =================



                                                See Notes to Financial Statements
                                                               SA-11


                                                STATEMENTS OF CHANGES IN NET ASSETS
                                        FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)


                                                         PHOENIX-SANFORD
                                                            BERNSTEIN       PHOENIX-SENECA     PHOENIX-SENECA        AIM V.I.
                                                            SMALL-CAP          MID-CAP           STRATEGIC           CAPITAL
                                                              VALUE             GROWTH             THEME           APPRECIATION
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        ----------------  ------------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                        $       (4,926)   $         (3,463)   $        (4,905)   $        (1,268)
     Net realized gain (loss)                                     8,555                 821             (3,684)             1,267
     Net change in unrealized appreciation (depreciation)
         on investments                                         131,824              67,829            125,223             24,537
                                                        ----------------  ------------------  -----------------  -----------------
     Net increase (decrease) resulting from operations          135,453              65,187            116,634             24,536
                                                        ----------------  ------------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                         2,435               5,192             19,639                  -
     Participant transfers                                      (75,540)             11,078             23,341               (184)
     Participant withdrawals                                    (14,782)             (5,189)           (54,888)           (18,801)
                                                         ----------------  ------------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                          (87,887)             11,081            (11,908)           (18,985)
                                                        ----------------  ------------------  -----------------  -----------------
     Net increase (decrease) in net assets                       47,566              76,268            104,726              5,551
NET ASSETS
     Beginning of period                                        366,689             231,380            340,780            101,080
                                                        ----------------  ------------------  -----------------  -----------------
     End of period                                       $      414,255    $        307,648    $       445,506    $       106,631
                                                        ================  ==================  =================  =================

                                                                                                                  FEDERATED HIGH
                                                                                                FEDERATED FUND     INCOME BOND
                                                            AIM V.I.         ALGER AMERICAN        FOR U.S.          FUND II --
                                                            PREMIER            LEVERAGED         GOVERNMENT          PRIMARY
                                                             EQUITY              ALLCAP         SECURITIES II        SHARES
                                                           SUBACCOUNT          SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                                        ----------------  ------------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                        $         (586)   $         (1,998)   $        19,158    $         7,306
     Net realized gain (loss)                                        58                 201              3,734                166
     Net change in unrealized appreciation (depreciation)
         on investments                                          13,960              44,121            (14,622)            15,438
                                                        ----------------  ------------------  -----------------  -----------------
     Net increase (decrease) resulting from operations           13,432              42,324              8,270             22,910
                                                        ----------------  ------------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                         3,876              13,136              3,032              1,050
     Participant transfers                                       13,203              79,286             11,509              1,679
     Participant withdrawals                                     (2,793)             (5,813)           (29,742)           (12,012)
                                                        ----------------  ------------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           14,286              86,609            (15,201)            (9,283)
                                                        ----------------  ------------------  -----------------  -----------------
     Net increase (decrease) in net assets                       27,718             128,933             (6,931)            13,627
NET ASSETS
     Beginning of period                                         49,734             102,411            828,795            119,031
                                                        ----------------  ------------------  -----------------  -----------------
     End of period                                       $       77,452    $        231,344    $       821,864    $       132,658
                                                        ================  ==================  =================  =================



                                                See Notes to Financial Statements
                                                               SA-12



                                                STATEMENTS OF CHANGES IN NET ASSETS
                                        FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)


                                                              VIP             VIP GROWTH             VIP           MUTUAL SHARES
                                                          CONTRAFUND(R)      OPPORTUNITIES         GROWTH           SECURITIES
                                                           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                        ----------------  ------------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                        $       (1,521)   $           (392)   $          (999)   $          (143)
     Net realized gain (loss)                                      (557)                735                365                384
     Net change in unrealized appreciation (depreciation)
         on investments                                          41,799              14,751             25,968             16,615
                                                        ----------------  ------------------  -----------------  -----------------
     Net increase (decrease) resulting from operations           39,721              15,094             25,334             16,856
                                                        ----------------  ------------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                         2,338                   -              4,881              3,924
     Participant transfers                                       21,893               5,537             10,422             29,211
     Participant withdrawals                                     (6,011)             (3,933)            (5,879)            (5,414)
                                                        ----------------  ------------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           18,220               1,604              9,424             27,721
                                                        ----------------  ------------------  -----------------  -----------------
     Net increase (decrease) in net assets                       57,941              16,698             34,758             44,577
NET ASSETS
     Beginning of period                                        137,973              53,829             77,858             51,866
                                                        ----------------  ------------------  -----------------  -----------------
     End of period                                       $      195,914    $         70,527    $       112,616    $        96,443
                                                        ================  ==================  =================  =================

                                                           TEMPLETON
                                                           DEVELOPING         TEMPLETON           TEMPLETON          TEMPLETON
                                                            MARKETS            FOREIGN           GLOBAL ASSET          GROWTH
                                                           SECURITIES         SECURITIES          ALLOCATION         SECURITIES
                                                           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                        ----------------  ------------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                        $          (23)   $            517    $           283    $            83
     Net realized gain (loss)                                       (40)                402                 10                233
     Net change in unrealized appreciation (depreciation)
         on investments                                           8,167              26,804              5,703             19,734
                                                        ----------------  ------------------  -----------------  -----------------
     Net increase (decrease) resulting from operations            8,104              27,723              5,996             20,050
                                                        ----------------  ------------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                             -               2,590                  -              9,868
     Participant transfers                                           (2)               (218)                 -             14,781
     Participant withdrawals                                     (1,219)             (1,516)                (7)            (3,446)
                                                        ----------------  ------------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           (1,221)                856                 (7)            21,203
                                                        ----------------  ------------------  -----------------  -----------------
     Net increase (decrease) in net assets                        6,883              28,579              5,989             41,253
NET ASSETS
     Beginning of period                                         16,853              87,794             19,787             55,345
                                                        ----------------  ------------------  -----------------  -----------------
     End of period                                       $       23,736    $        116,373    $        25,776    $        96,598
                                                        ================  ==================  =================  =================



                                                See Notes to Financial Statements
                                                               SA-13


                                                STATEMENTS OF CHANGES IN NET ASSETS
                                        FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)


                                                                              SCUDDER VIT        SCUDDER VIT
                                                         RYDEX VARIABLE      EAFE(R) EQUITY      EQUITY 500
                                                           TRUST JUNO            INDEX             INDEX            TECHNOLOGY
                                                          SUBACCOUNT(1)        SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                                        ----------------  ------------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                        $          (99)   $            562    $           (44)   $        (2,227)
     Net realized gain (loss)                                        (3)               (309)                 1                520
     Net change in unrealized appreciation (depreciation)
         on investments                                          (1,426)              5,430              5,538             66,864
                                                        ----------------  ------------------  -----------------  -----------------
     Net increase (decrease) resulting from operations           (1,528)              5,683              5,495             65,157
                                                        ----------------  ------------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                             -                   -                  -              7,476
     Participant transfers                                       19,948              (3,111)            11,601                658
     Participant withdrawals                                          -                  (5)                (8)            (2,971)
                                                        ----------------  ------------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           19,948              (3,116)            11,593              5,163
                                                        ----------------  ------------------  -----------------  -----------------
     Net increase (decrease) in net assets                       18,420               2,567             17,088             70,320
NET ASSETS
     Beginning of period                                              -              17,983             17,518            139,815
                                                        ----------------  ------------------  -----------------  -----------------
     End of period                                       $       18,420    $         20,550    $        34,606    $       210,135
                                                        ================  ==================  =================  =================

                                                                                WANGER                              WANGER U.S.
                                                         WANGER FOREIGN      INTERNATIONAL                            SMALLER
                                                             FORTY             SMALL CAP        WANGER TWENTY        COMPANIES
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        ----------------  ------------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                        $         (617)   $         (2,522)   $        (1,479)   $        (9,561)
     Net realized gain (loss)                                        47               2,479              1,548              6,573
     Net change in unrealized appreciation (depreciation)
         on investments                                          23,443             104,651             29,129            262,807
                                                        ----------------  ------------------  -----------------  -----------------
     Net increase (decrease) resulting from operations           22,873             104,608             29,198            259,819
                                                        ----------------  ------------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                           395               6,173                750             65,030
     Participant transfers                                           56              (4,157)            (2,982)           115,029
     Participant withdrawals                                     (6,133)             (4,984)            (3,550)           (65,303)
                                                        ----------------  ------------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           (5,682)             (2,968)            (5,782)           114,756
                                                        ----------------  ------------------  -----------------  -----------------
     Net increase (decrease) in net assets                       17,191             101,640             23,416            374,575
NET ASSETS
     Beginning of period                                         63,454             219,353            106,484            601,215
                                                        ----------------  ------------------  -----------------  -----------------
     End of period                                       $       80,645    $        320,993    $       129,900    $       975,790
                                                        ================  ==================  =================  =================


+  Participant transfers include net assets transferred in from Aberdeen New Asia on February 7, 2003.
++ Participant transfers include net assets transferred in from MFS Investors Growth and Van Kampen Focus Equity on February 14,
2003.

Footnotes for Statements of Changes in Net Asset
For the period ended December 31, 2003

(1) From inception August 1, 2003 to December 31, 2003.
(2) From inception October 8, 2003 to December 31, 2003.
(3) From inception November 24, 2003 to December 31, 2003.
(4) From inception December 30, 2003 to December 31, 2003.


                                                See Notes to Financial Statements
                                                               SA-14


                                                STATEMENTS OF CHANGES IN NET ASSETS
                                              FOR THE PERIOD ENDED DECEMBER 31, 2002


                                                                               PHOENIX           PHOENIX-AIM
                                                        PHOENIX-ABERDEEN       ABERDEEN            MID-CAP           PHOENIX-
                                                         INTERNATIONAL         NEW ASIA            EQUITY         DEUTSCHE DOW 30
                                                           SUBACCOUNT         SUBACCOUNT        SUBACCOUNT(1)        SUBACCOUNT
                                                        ----------------  ------------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                        $          (16)   $            476    $          (854)   $           331
     Net realized gain (loss)                                      (291)                  5                  1                402
     Net unrealized appreciation (depreciation)                 (40,008)               (181)           (15,083)           (41,350)
                                                        ----------------  ------------------  -----------------  -----------------
     Net increase (decrease) resulting from operations          (40,315)                300            (15,936)           (40,617)
                                                        ----------------  ------------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                       111,512               1,436             79,547             32,038
     Participant transfers                                       19,101              13,325             32,907            146,314
     Participant withdrawals                                     (2,600)             (2,506)            (2,033)              (336)
                                                        ----------------  ------------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                          128,013              12,255            110,421            178,016
                                                        ----------------  ------------------  -----------------  -----------------
     Net increase (decrease) in net assets                       87,698              12,555             94,485            137,399
NET ASSETS
     Beginning of period                                        145,694              24,536                  -             91,905
                                                        ----------------  ------------------  -----------------  -----------------
     End of period                                       $      233,392    $         37,091    $        94,485    $       229,304
                                                        ================  ==================  =================  =================

                                                            PHOENIX-         PHOENIX-DUFF &
                                                            DEUTSCHE          PHELPS REAL      PHOENIX-ENGEMANN   PHOENIX-ENGEMANN
                                                           NASDAQ-100           ESTATE             CAPITAL          SMALL & MID-
                                                            INDEX(R)          SECURITIES           GROWTH           CAP GROWTH
                                                           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                        ----------------  ------------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                        $       (1,987)    $         5,398    $       (12,620)   $        (2,581)
     Net realized gain (loss)                                    (1,935)               (152)           (14,367)            (7,164)
     Net unrealized appreciation (depreciation)                 (82,283)              8,206           (293,779)           (70,443)
                                                        ----------------  ------------------  -----------------  -----------------
     Net increase (decrease) resulting from operations          (86,205)             13,452           (320,766)           (80,188)
                                                        ----------------  ------------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                        29,492              68,612            526,519             85,716
     Participant transfers                                       85,334              34,759             79,612             27,923
     Participant withdrawals                                    (11,957)             (5,506)           (48,760)              (470)
                                                        ----------------  ------------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                          102,869              97,865            557,371            113,169
                                                        ----------------  ------------------  -----------------  -----------------
     Net increase (decrease) in net assets                       16,664             111,317            236,605             32,981
NET ASSETS
     Beginning of period                                        135,619             118,724            809,310            184,633
                                                        ----------------  ------------------  -----------------  -----------------
     End of period                                       $      152,283    $        230,041    $     1,045,915    $       217,614
                                                        ================  ==================  =================  =================



                                                See Notes to Financial Statements
                                                               SA-15


                                                STATEMENTS OF CHANGES IN NET ASSETS
                                        FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)

                                                                                                                    PHOENIX-J.P.
                                                                            PHOENIX-GOODWIN                            MORGAN
                                                         PHOENIX-GOODWIN      MULTI-SECTOR     PHOENIX-HOLLISTER      RESEARCH
                                                           MONEY MARKET       FIXED INCOME       VALUE EQUITY      ENHANCED INDEX
                                                            SUBACCOUNT         SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                                        ----------------  ------------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                        $        1,612    $         30,168   $           (939)   $          (124)
     Net realized gain (loss)                                       -                   331             (1,130)               (34)
     Net unrealized appreciation (depreciation)                     -                12,911           (139,944)           (15,206)
                                                        ----------------  ------------------  -----------------  -----------------
     Net increase (decrease) resulting from operations            1,612              43,410           (142,013)           (15,364)
                                                        ----------------  ------------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                       671,834             260,923            321,747             16,315
     Participant transfers                                     (977,099)             56,271             96,855              5,642
     Participant withdrawals                                     (1,077)             (1,179)           (10,512)              (135)
                                                        ----------------  ------------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                         (306,342)            316,015            408,090             21,822
                                                        ----------------  ------------------  -----------------  -----------------
     Net increase (decrease) in net assets                     (304,730)            359,425            266,077              6,458
NET ASSETS
     Beginning of period                                      1,105,474             231,699            335,956             50,716
                                                        ----------------  ------------------  -----------------  -----------------
     End of period                                       $      800,744    $        591,124    $       602,033    $        57,174
                                                        ================  ==================  =================  =================


                                                          PHOENIX-JANUS
                                                            FLEXIBLE        PHOENIX-JANUS       PHOENIX-KAYNE      PHOENIX-LAZARD
                                                             INCOME             GROWTH          LARGE-CAP CORE    SMALL-CAP VALUE
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT(5)     SUBACCOUNT(5)
                                                        ----------------  ------------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                        $        3,380    $         (3,262)   $           (14)   $           (24)
     Net realized gain (loss)                                       566             (15,422)                 -                 (1)
     Net unrealized appreciation (depreciation)                   5,298             (92,568)              (258)              (487)
                                                        ----------------  ------------------  -----------------  -----------------
     Net increase (decrease) resulting from operations            9,244            (111,252)              (272)              (512)
                                                        ----------------  ------------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                        17,942              38,401             10,733             10,732
     Participant transfers                                       49,122             145,933              1,054              1,054
     Participant withdrawals                                     (2,200)             (3,572)                 -                  -
                                                        ----------------  ------------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           64,864             180,762             11,787             11,786
                                                        ----------------  ------------------  -----------------  -----------------
     Net increase (decrease) in net assets                       74,108              69,510             11,515             11,274
NET ASSETS
     Beginning of period                                         49,879             191,165                  -                  -
                                                        ----------------  ------------------  -----------------  -----------------
     End of period                                       $      123,987    $        260,675    $        11,515    $        11,274
                                                        ================  ==================  =================  =================



                                                See Notes to Financial Statements
                                                               SA-16


                                                STATEMENTS OF CHANGES IN NET ASSETS
                                        FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)

                                                           PHOENIX-MFS                                                PHOENIX-
                                                            INVESTORS         PHOENIX-MFS                             OAKHURST
                                                             GROWTH           INVESTORS         PHOENIX-MFS          GROWTH AND
                                                             STOCK              TRUST              VALUE               INCOME
                                                          SUBACCOUNT(2)      SUBACCOUNT(1)      SUBACCOUNT(1)        SUBACCOUNT
                                                        ----------------  ------------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                        $          (67)   $            (68)  $             65    $        (1,760)
     Net realized gain (loss)                                        (1)                 20                  4            (15,014)
     Net unrealized appreciation (depreciation)                    (933)             (3,050)            (3,637)          (143,918)
                                                        ----------------  ------------------  -----------------  -----------------
     Net increase (decrease) resulting from operations           (1,001)             (3,098)            (3,568)          (160,692)
                                                        ----------------  ------------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                         3,048               5,281              1,599            216,851
     Participant transfers                                        9,772              10,403             39,736             33,744
     Participant withdrawals                                          -                  (3)                (6)            (1,467)
                                                        ----------------  ------------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           12,820              15,681             41,329            249,128
                                                        ----------------  ------------------  -----------------  -----------------
     Net increase (decrease) in net assets                       11,819              12,583             37,761             88,436
NET ASSETS
     Beginning of period                                              -                   -                  -            413,775
                                                        ----------------  ------------------  -----------------  -----------------
     End of period                                       $       11,819    $         12,583    $        37,761    $       502,211
                                                        ================  ==================  =================  =================

                                                                              PHOENIX-            PHOENIX-           PHOENIX-
                                                           PHOENIX-           SANFORD             SANFORD            SANFORD
                                                           OAKHURST          BERNSTEIN           BERNSTEIN           BERNSTEIN
                                                          STRATEGIC            GLOBAL             MID-CAP            SMALL-CAP
                                                          ALLOCATION           VALUE               VALUE               VALUE
                                                          SUBACCOUNT         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                        ----------------  ------------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                        $       19,265    $           (168)   $        (1,471)   $        (2,709)
     Net realized gain (loss)                                   (21,681)                139             32,172             16,700
     Net unrealized appreciation (depreciation)                (175,152)            (11,461)           (85,359)           (55,907)
                                                        ----------------  ------------------  -----------------  -----------------
     Net increase (decrease) resulting from operations         (177,568)            (11,490)           (54,658)           (41,916)
                                                        ----------------  ------------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                       482,459               7,243            110,438             92,482
     Participant transfers                                      577,982               6,410             45,890             45,777
     Participant withdrawals                                    (26,701)             (1,798)            (7,714)            (8,525)
                                                        ----------------  ------------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                        1,033,740              11,855            148,614            129,734
                                                        ----------------  ------------------  -----------------  -----------------
     Net increase (decrease) in net assets                      856,172                 365             93,956             87,818
NET ASSETS
     Beginning of period                                        466,290              67,507            370,326            278,871
                                                        ----------------  ------------------  -----------------  -----------------
     End of period                                       $    1,322,462    $         67,872    $       464,282    $       366,689
                                                        ================  ==================  =================  =================



                                                See Notes to Financial Statements
                                                               SA-17


                                                STATEMENTS OF CHANGES IN NET ASSETS
                                        FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)


                                                         PHOENIX-SENECA     PHOENIX-SENECA       PHOENIX-VAN         AIM V.I.
                                                            MID-CAP           STRATEGIC          KAMPEN FOCUS        CAPITAL
                                                             GROWTH             THEME               EQUITY         APPRECIATION
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT(4)      SUBACCOUNT
                                                        ----------------  ------------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                        $      (3,061)    $        (4,584)    $           (4)    $         (952)
     Net realized gain (loss)                                   (4,290)             (1,673)              (593)              (398)
     Net unrealized appreciation (depreciation)                (98,681)           (166,456)                 -            (22,124)
                                                        ----------------  ------------------  -----------------  -----------------
     Net increase (decrease) resulting from operations        (106,032)           (172,713)              (597)           (23,474)
                                                        ----------------  ------------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                       78,058              74,942                  -             77,741
     Participant transfers                                      60,439              74,823              2,231             15,742
     Participant withdrawals                                    (3,655)             (4,007)            (1,634)               (21)
                                                        ----------------  ------------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                         134,842             145,758                597             93,462
                                                        ----------------  ------------------  -----------------  -----------------
     Net increase (decrease) in net assets                      28,810             (26,955)                 -             69,988
NET ASSETS
     Beginning of period                                       202,570             367,735                  -             31,092
                                                        ----------------  ------------------  -----------------  -----------------
     End of period                                       $     231,380     $       340,780     $            -     $      101,080
                                                        ================  ==================  =================  =================


                                                                                ALGER             FEDERATED
                                                            AIM V.I.           AMERICAN         FUND FOR U.S.       FEDERATED HIGH
                                                            PREMIER           LEVERAGED          GOVERNMENT           INCOME BOND
                                                             EQUITY             ALLCAP          SECURITIES II         FUND II --
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                        ----------------  ------------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                        $        (471)    $        (1,171)    $        4,629     $        5,955
     Net realized gain (loss)                                   (3,485)                (35)               169               (103)
     Net unrealized appreciation (depreciation)                (18,246)            (39,723)            42,699             (7,545)
                                                        ----------------  ------------------  -----------------  -----------------
     Net increase (decrease) resulting from operations         (22,202)            (40,929)            47,497             (1,693)
                                                        ----------------  ------------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                       11,642              38,738            352,204             60,215
     Participant transfers                                       6,445              38,096            200,627                356
     Participant withdrawals                                      (582)               (249)           (13,503)            (5,628)
                                                        ----------------  ------------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                          17,505              76,585            539,328             54,943
                                                        ----------------  ------------------  -----------------  -----------------
     Net increase (decrease) in net assets                      (4,697)             35,656            586,825             53,250
NET ASSETS
     Beginning of period                                        54,431              66,755            241,970             65,781
                                                        ----------------  ------------------  -----------------  -----------------
     End of period                                       $      49,734     $       102,411     $      828,795     $      119,031
                                                        ================  ==================  =================  =================



                                                See Notes to Financial Statements
                                                               SA-18


                                                STATEMENTS OF CHANGES IN NET ASSETS
                                        FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)



                                                              VIP             VIP GROWTH             VIP           MUTUAL SHARES
                                                          CONTRAFUND(R)      OPPORTUNITIES          GROWTH           SECURITIES
                                                           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                        ----------------  ------------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                        $        (875)    $          (351)    $         (774)    $         (152)
     Net realized gain (loss)                                   (2,902)             (1,537)            (4,220)               564
     Net unrealized appreciation (depreciation)                (13,684)            (13,383)           (23,685)            (7,510)
                                                        ----------------  ------------------  -----------------  -----------------
     Net increase (decrease) resulting from operations         (17,461)            (15,271)           (28,679)            (7,098)
                                                        ----------------  ------------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                        5,385              17,770             16,692             15,079
     Participant transfers                                      72,099              15,182             55,908             15,257
     Participant withdrawals                                       (53)                  -               (676)             (984)
                                                        ----------------  ------------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                          77,431              32,952             71,924             29,352
                                                        ----------------  ------------------  -----------------  -----------------
     Net increase (decrease) in net assets                      59,970              17,681             43,245             22,254
NET ASSETS
     Beginning of period                                        78,003              36,148             34,613             29,612
                                                        ----------------  ------------------  -----------------  -----------------
     End of period                                       $     137,973     $        53,829     $       77,858     $       51,866
                                                        ================  ==================  =================  =================


                                                            TEMPLETON
                                                            DEVELOPING         TEMPLETON          TEMPLETON          TEMPLETON
                                                             MARKETS            FOREIGN         GLOBAL ASSET           GROWTH
                                                            SECURITIES         SECURITIES        ALLOCATION         SECURITIES
                                                            SUBACCOUNT         SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                                        ----------------  ------------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                        $          42     $           303     $          101     $          703
     Net realized gain (loss)                                     (244)                (69)                (1)               388
     Net unrealized appreciation (depreciation)                   (441)            (18,260)            (1,258)           (13,248)
                                                        ----------------  ------------------  -----------------  -----------------
     Net increase (decrease) resulting from operations            (643)            (18,026)            (1,158)           (12,157)
                                                        ----------------  ------------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                            -               8,622              7,510             21,823
     Participant transfers                                       5,393              39,024              5,684             13,366
     Participant withdrawals                                    (1,130)             (2,256)                (6)              (364)
                                                        ----------------  ------------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           4,263              45,390             13,188             34,825
                                                        ----------------  ------------------  -----------------  -----------------
     Net increase (decrease) in net assets                       3,620              27,364             12,030             22,668
NET ASSETS
     Beginning of period                                        13,233              60,430              7,757             32,677
                                                        ----------------  ------------------  -----------------  -----------------
     End of period                                       $      16,853     $        87,794     $       19,787     $       55,345
                                                        ================  ==================  =================  =================



                                                See Notes to Financial Statements
                                                               SA-19


                                                STATEMENTS OF CHANGES IN NET ASSETS
                                        FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)


                                                          SCUDDER VIT         SCUDDER VIT
                                                         EAFE(R) EQUITY       EQUITY 500                          WANGER FOREIGN
                                                             INDEX              INDEX            TECHNOLOGY            FORTY
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        ----------------  ------------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                        $          26     $           190     $       (1,666)    $         (769)
     Net realized gain (loss)                                     (614)                (15)               146                (30)
     Net unrealized appreciation (depreciation)                 (4,705)             (4,488)           (93,187)            (9,984)
                                                        ----------------  ------------------  -----------------  -----------------
     Net increase (decrease) resulting from operations          (5,293)             (4,313)           (94,707)           (10,783)
                                                        ----------------  ------------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                        7,856               1,491             59,077              1,984
     Participant transfers                                       4,957              20,500             62,148             12,023
     Participant withdrawals                                       (17)               (160)            (3,016)             1,612
                                                        ----------------  ------------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                          12,796              21,831            118,209             15,619
                                                        ----------------  ------------------  -----------------  -----------------
     Net increase (decrease) in net assets                       7,503              17,518             23,502              4,836
NET ASSETS
     Beginning of period                                        10,480                   -            116,313             58,618
                                                        ----------------  ------------------  -----------------  -----------------
     End of period                                       $      17,983     $        17,518     $      139,815     $       63,454
                                                        ================  ==================  =================  =================


                                                             WANGER                              WANGER U.S.
                                                          INTERNATIONAL                            SMALLER
                                                            SMALL CAP        WANGER TWENTY        COMPANIES
                                                            SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        ----------------  ------------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                        $      (2,439)    $          (924)    $       (6,121)
     Net realized gain (loss)                                   (1,224)                159             (5,248)
     Net unrealized appreciation (depreciation)                (35,214)             (2,071)          (105,352)
                                                        ----------------  ------------------  -----------------
     Net increase (decrease) resulting from operations         (38,877)             (2,836)          (116,721)
                                                        ----------------  ------------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                      120,175              64,970            394,737
     Participant transfers                                      27,814              33,658             49,434
     Participant withdrawals                                    (4,142)             (2,074)           (15,730)
                                                        ----------------  ------------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                         143,847              96,554            428,441
                                                        ----------------  ------------------  -----------------
     Net increase (decrease) in net assets                     104,970              93,718            311,720
NET ASSETS
     Beginning of period                                       114,383              12,766            289,495
                                                        ----------------  ------------------  -----------------
     End of period                                       $     219,353     $       106,484     $      601,215
                                                        ================  ==================  =================




Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2002

(1)  From inception January 2, 2002 to December 31, 2002.
(2)  From inception February 8, 2002 to December 31, 2002.
(3)  From inception March 19, 2002 to December 31, 2002.
(4)  From inception July 3, 2002 to December 31, 2002.
(5)  From inception September 9, 2002 to December 31, 2002.


                                                See Notes to Financial Statements
                                                               SA-20

          THE PHOENIX EDGE(R)-VA FOR NEW YORK (DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 1--ORGANIZATION
   The Phoenix Life Variable Accumulation Account (the "Account"), is a separate investment account of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a wholly-owned subsidiary of The Phoenix Companies, Inc. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established June 21, 1982.The Account currently consists of 54 subaccounts that invest in shares of a specific series of a mutual fund. The mutual funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, The Rydex Variable Trust, Scudder Investments VIT Funds, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds") As of December 31, 2003, all subaccounts were available for investment.

   Each series has distinct investment objectives as outlined below. Additionally, policyholders also may direct the allocation of their investments between the Account and the Guaranteed Interest Account ("GIA").

   The investment objectives as listed below in no way conflict with the investment objectives as listed in The Phoenix Edge Series annual report. The investment objectives for all of the Funds can also be found in the various Funds' prospectuses.

------------------------------------------------------- ----------------------------------------------------------------
                     SERIES NAME                                             INVESTMENT OBJECTIVE
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Aberdeen International Series                   High total return consistent with reasonable risk
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                       Long-term growth of capital
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series        High total return
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value Series        Long-term capital growth
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series     Capital appreciation and income with approximately equal
                                                        emphasis
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                  Intermediate and long-term growth of capital appreciation with income as a secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series          Long-term growth of capital
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Goodwin Money Market Series                     As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series        Long-term total return
------------------------------------------------------- ----------------------------------------------------------------
                                                        To provide high current income while attempting to limit
Phoenix-Goodwin Multi-Sector Short Term Bond Series     changes in the series' net asset value per share caused by interest rate changes
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Janus Flexible Income Series                    Maximum total return consistent with the preservation of
                                                        capital
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                   Long-term capital appreciation with dividend income as a
                                                        secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series            Long-term capital appreciation with dividend income as a
                                                        secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lazard International Equity Select Series       Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                   Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series                    Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series               High current income and long-term capital appreciation to
                                                        produce a high total return
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series              Capital appreciation with income as a secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                Capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series               Long-term growth of capital and future income rather than
                                                        current income
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-MFS Investors Trust Series                      Long-term growth of capital; secondarily to provide reasonable current income
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-MFS Value Series                                Capital appreciation and reasonable income
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Northern Dow 30 Series                          To track the total return of the Dow Jones Industrial
                                                        Average(SM) before fund expenses
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series             To track the total return of the Nasdaq-100 Index(R) before fund expenses
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series               Dividend growth, current income and capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series            High total return over an extended period of time consistent with prudent investment risk
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Oakhurst Value Equity Series                    Long-term capital appreciation with current income as a
                                                        secondary consideration
------------------------------------------------------- ----------------------------------------------------------------


                              THE PHOENIX EDGE(R)-VA FOR NEW YORK (DEATH BENEFIT OPTION 2)
                                       PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                                             NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------- ----------------------------------------------------------------
                     SERIES NAME                                             INVESTMENT OBJECTIVE
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series           Long-term capital growth through investment in equity
                                                        securities of foreign and U.S. companies
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series          Long-term capital appreciation with current income as a
                                                        secondary investment objective
------------------------------------------------------- ----------------------------------------------------------------
                                                        Long-term capital appreciation by investing primarily in
Phoenix-Sanford Bernstein Small-Cap Value Series        small-capitalization stocks that appear to be undervalued
                                                        with current income as a secondary investment objective
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                    Capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                   Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth Series   Long-term capital growth
------------------------------------------------------- ----------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                      Growth of capital
------------------------------------------------------- ----------------------------------------------------------------
AIM V.I. Premier Equity Fund                            Long-term growth of capital with income as a secondary
                                                        objective
------------------------------------------------------- ----------------------------------------------------------------
Alger American Leveraged AllCap Portfolio               Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Federated Fund for U.S. Government Securities II        Current income by investing primarily in a diversified
                                                        portfolio or U.S. government securities
------------------------------------------------------- ----------------------------------------------------------------
Federated High Income Bond Fund II                      High current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities
------------------------------------------------------- ----------------------------------------------------------------
VIP Contrafund(R) Portfolio                             Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
VIP Growth Opportunities Portfolio                      Capital growth
------------------------------------------------------- ----------------------------------------------------------------
VIP Growth Portfolio                                    Capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Mutual Shares Securities Fund                           Capital appreciation with income as a secondary goal
------------------------------------------------------- ----------------------------------------------------------------
Templeton Foreign Securities Fund                       Long-term capital growth
------------------------------------------------------- ----------------------------------------------------------------
Templeton Growth Securities Fund                        Long-term capital growth
------------------------------------------------------- ----------------------------------------------------------------
                                                        To provide investment results that will inversely correlate to the price movements of a benchmark for U.S. Treasury debt
Rydex Variable Trust Juno Fund                          instruments or futures contract on a specified debt
                                                        instrument. The Fund's current benchmark is the inverse of the daily price movement of the Long Treasury Bond
------------------------------------------------------- ----------------------------------------------------------------
                                                        To provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current
Rydex Variable Trust Nova Fund                          benchmark is 150% of the performance of the S&P 500(R)Index
                                                        (the "underlying index")
------------------------------------------------------- ----------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund               Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
                                                        Match the performance of the Morgan Stanley Capital
Scudder VIT EAFE(R) Equity Index Fund                   International EAFE(R) Index which emphasizes stocks of
                                                        companies in major markets in Europe, Australasia and the Far
                                                        East
------------------------------------------------------- ----------------------------------------------------------------
                                                        Match the performance of the Standard & Poor's 500 Composite
Scudder VIT Equity 500 Index Fund                       Stock Price Index which emphasizes stocks of large U.S.
                                                        companies
------------------------------------------------------- ----------------------------------------------------------------
Technology Portfolio                                    Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Wanger Foreign Forty                                    Long-term growth of capital
------------------------------------------------------- ----------------------------------------------------------------
Wanger International Small Cap                          Long-term growth of capital
------------------------------------------------------- ----------------------------------------------------------------
Wanger Twenty                                           Long-term growth of capital
------------------------------------------------------- ----------------------------------------------------------------
Wanger U.S. Smaller Companies                           Long-term growth of capital
------------------------------------------------------- ----------------------------------------------------------------

          THE PHOENIX EDGE(R)-VA FOR NEW YORK (DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

    A. VALUATION OF INVESTMENTS: Investments are made exclusively in the funds and are valued at the net asset values per share of the respective series.

    B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses include capital gain distributions from the funds as well as gains and losses on sales of shares in the funds determined on the LIFO (last in, first out) basis.

    C. INCOME TAXES: The Account is not a separate entity from Phoenix and under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

    D. DISTRIBUTIONS: Distributions from the Funds are recorded by each subaccount on the ex-dividend date.

    E. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

    F. CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: As of December 31, 2003, there were no contracts in the payout (annuitization) period.

          THE PHOENIX EDGE(R)-VA FOR NEW YORK (DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS
      Purchases and proceeds from sales of shares of the Funds for the period ended December 31, 2003 aggregated the following:

SUBACCOUNT                                                                     PURCHASES                              SALES
----------                                                                     ---------                              -----
THE PHOENIX EDGE SERIES FUND
----------------------------
      Phoenix-Aberdeen International Series                                  $      46,679                        $      11,998
      Phoenix-AIM Mid-Cap Equity Series                                              5,620                                6,066
      Phoenix-Alliance/Bernstein Enhanced Index Series                               1,816                                1,840
      Phoenix-Duff & Phelps Real Estate Securities Series                           43,330                               40,804
      Phoenix-Engemann Capital Growth Series                                       127,743                              153,292
      Phoenix-Engemann Small & Mid-Cap Growth Series                               152,260                               23,265
      Phoenix-Goodwin Money Market Series                                           47,636                              436,041
      Phoenix-Goodwin Multi-Sector Fixed Income Series                              61,340                               11,703
      Phoenix-Janus Flexible Income Series                                          19,047                                5,081
      Phoenix-Kayne Rising Dividends Series                                            153                                  154
      Phoenix-Lazard International Equity Select Series                              1,500                                    -
      Phoenix-Lazard Small-Cap Value Series                                            152                                  162
      Phoenix-Lord Abbett Bond-Debenture Series                                        857                                    -
      Phoenix-Lord Abbett Large-Cap Value Series                                       141                                    -
      Phoenix-MFS Investors Growth Stock Series                                     28,461                               54,984
      Phoenix-MFS Investors Trust Series                                             7,809                                  529
      Phoenix-MFS Value Series                                                       3,603                                1,263
      Phoenix-Northern Dow 30 Series                                                45,355                               27,134
      Phoenix-Northern Nasdaq-100 Index(R) Series                                   74,902                                8,382
      Phoenix-Oakhurst Growth and Income Series                                     15,525                              144,469
      Phoenix-Oakhurst Strategic Allocation Series                                 250,269                              129,830
      Phoenix-Oakhurst Value Equity Series                                          48,183                               69,939
      Phoenix-Sanford Bernstein Global Value Series                                  4,709                                6,825
      Phoenix-Sanford Bernstein Mid-Cap Value Series                                40,461                              188,891
      Phoenix-Sanford Bernstein Small-Cap Value Series                              35,532                              120,914
      Phoenix-Seneca Mid-Cap Growth Series                                          16,592                                8,825
      Phoenix-Seneca Strategic Theme Series                                         48,135                               64,828

          THE PHOENIX EDGE(R)-VA FOR NEW YORK (DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS (CONTINUED)

SUBACCOUNT                                                                       PURCHASES                              SALES
----------                                                                       ---------                              -----
AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
      AIM V.I. Capital Appreciation Fund                                        $      945                           $   21,174
      AIM V.I. Premier Equity Fund                                                  17,118                                3,372

THE ALGER AMERICAN FUND -- CLASS O SHARES
-----------------------------------------
      Alger American Leveraged AllCap Portfolio                                     92,383                                7,610

FEDERATED INSURANCE SERIES
--------------------------
      Federated Fund for U.S. Government Securities II                             169,755                              161,900
      Federated High Income Bond Fund II -- Primary Shares                          10,753                               12,722

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
      VIP Contrafund(R) Portfolio                                                   34,290                               17,522
      VIP Growth Opportunities Portfolio                                             6,823                                5,586
      VIP Growth Portfolio                                                          15,332                                6,849

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
      Mutual Shares Securities Fund                                                 43,033                               15,402
      Templeton Developing Markets Securities Fund                                     223                                1,461
      Templeton Foreign Securities Fund                                              9,089                                7,681
      Templeton Global Asset Allocation Fund                                           563                                  282
      Templeton Growth Securities Fund                                              25,763                                4,428

THE RYDEX VARIABLE TRUST
------------------------
      Rydex Variable Trust Juno Fund                                                19,948                                   78

SCUDDER INVESTMENTS VIT FUNDS -- CLASS A
----------------------------------------
      Scudder VIT EAFE(R) Equity Index Fund                                          1,603                                4,192
      Scudder VIT Equity 500 Index Fund                                             11,815                                  243

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
---------------------------------------------------------
      Technology Portfolio                                                           9,335                                6,251

WANGER ADVISORS TRUST
---------------------
      Wanger Foreign Forty                                                             659                                6,937
      Wanger International Small Cap                                                13,630                               18,976
      Wanger Twenty                                                                  7,378                               14,595
      Wanger U.S. Smaller Companies                                                183,262                               77,606

                                   THE PHOENIX EDGE(R)-VA FOR NEW YORK (DEATH BENEFIT OPTION 2)
                                            PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                                                   NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS
     A summary of Financial Highlights of the Account for the periods ended December 31, 2003, 2002 and 2001 follows:


                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                               -------------------------------------------------
SUBACCOUNT                                                                          2003             2002              2001
----------                                                                     --------------    -------------     -------------
THE PHOENIX EDGE SERIES FUND
----------------------------
     PHOENIX-ABERDEEN INTERNATIONAL SERIES(8)
     Accumulation units outstanding                                                  395,817          342,892           180,075
     Unit value                                                                    $0.886331        $0.680658         $0.809076
     Net assets (thousands)                                                             $351             $233              $146
     Mortality and expense ratio                                                       1.25%            1.25%             1.25% (30)
     Net investment income ratio                                                       0.67%           (0.01%)           (1.26%)(30)
     Total return                                                                     30.22%          (15.87%)          (19.09%)


     PHOENIX-AIM MID-CAP EQUITY SERIES(23)
     Accumulation units outstanding                                                  101,502          100,993                 -
     Unit value                                                                    $1.184355        $0.935567                 -
     Net assets (thousands)                                                             $120              $94                 -
     Mortality and expense ratio                                                       1.25%            1.25% (30)            -
     Net investment income ratio                                                      (1.28%)          (1.23%)(30)            -
     Total return                                                                     26.59%          (11.66%)                -


     PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES(2)
     Accumulation units outstanding                                                   91,291           91,083            60,888
     Unit value                                                                    $0.782464        $0.627711         $0.832947
     Net assets (thousands)                                                              $71              $57               $51
     Mortality and expense ratio                                                       1.25%            1.25%             1.25% (30)
     Net investment income ratio                                                      (0.16%)          (0.23%)           (0.21%)(30)
     Total return                                                                     24.65%          (24.64%)          (16.71%)


     PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES(17)
     Accumulation units outstanding                                                  182,784          192,198           109,789
     Unit value                                                                    $1.634256        $1.196894         $1.081390
     Net assets (thousands)                                                             $299             $230              $119
     Mortality and expense ratio                                                       1.25%            1.25%             1.25% (30)
     Net investment income ratio                                                       2.15%            2.77%             7.66% (30)
     Total return                                                                     36.54%           10.68%             8.14%


     PHOENIX-ENGEMANN CAPITAL GROWTH SERIES(3)
     Accumulation units outstanding                                                1,998,124        2,013,734         1,156,942
     Unit value                                                                    $0.648765        $0.519391         $0.699519
     Net assets (thousands)                                                           $1,296           $1,046              $809
     Mortality and expense ratio                                                       1.25%            1.25%             1.25% (30)
     Net investment income ratio                                                      (1.18%)          (1.22%)           (1.25%)(30)
     Total return                                                                     24.91%          (25.75%)          (30.05%)


                                   THE PHOENIX EDGE(R)-VA FOR NEW YORK (DEATH BENEFIT OPTION 2)
                                            PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                                                   NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                               -------------------------------------------------
SUBACCOUNT                                                                          2003             2002              2001
----------                                                                     --------------    -------------     -------------
     PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH SERIES(2)
     Accumulation units outstanding                                                  662,330          452,916           270,155
     Unit value                                                                    $0.694727        $0.480472         $0.683434
     Net assets (thousands)                                                             $460             $218              $185
     Mortality and expense ratio                                                       1.25%            1.25%             1.25% (30)
     Net investment income ratio                                                      (1.29%)          (1.22%)           (1.21%)(30)
     Total return                                                                     44.59%          (29.70%)          (31.66%)


     PHOENIX-GOODWIN MONEY MARKET SERIES(10)
     Accumulation units outstanding                                                  408,592          788,235         1,089,861
     Unit value                                                                    $1.010033        $1.015869         $1.014326
     Net assets (thousands)                                                             $413             $801            $1,105
     Mortality and expense ratio                                                       1.25%            1.25%             1.25% (30)
     Net investment income ratio                                                      (0.56%)           0.17%             1.31% (30)
     Total return                                                                     (0.57%)           0.15%             1.43%


     PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES(8)
     Accumulation units outstanding                                                  553,911          540,799           230,255
     Unit value                                                                    $1.236727        $1.093056         $1.006272
     Net assets (thousands)                                                             $685             $591              $232
     Mortality and expense ratio                                                       1.25%            1.25%             1.25% (30)
     Net investment income ratio                                                       5.41%            6.19%            12.33% (30)
     Total return                                                                     13.14%            8.62%             0.63%


     PHOENIX-JANUS FLEXIBLE INCOME SERIES(18)
     Accumulation units outstanding                                                  115,568          108,483            47,672
     Unit value                                                                    $1.200735        $1.142917         $1.046298
     Net assets (thousands)                                                             $139             $124               $50
     Mortality and expense ratio                                                       1.25%            1.25%             1.25% (30)
     Net investment income ratio                                                       2.28%            3.51%             6.48% (30)
     Total return                                                                      5.06%            9.23%             4.63%


     PHOENIX-KAYNE RISING DIVIDENDS SERIES(25)
     Accumulation units outstanding                                                   11,985           11,985                 -
     Unit value                                                                    $1.129984        $0.960802                 -
     Net assets (thousands)                                                              $14              $12                 -
     Mortality and expense ratio                                                       1.25%            1.25% (30)            -
     Net investment income ratio                                                      (0.71%)          (0.50%)(30)            -
     Total return                                                                     17.61%           (2.72%)                -


                                   THE PHOENIX EDGE(R)-VA FOR NEW YORK (DEATH BENEFIT OPTION 2)
                                            PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                                                   NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                               -------------------------------------------------
SUBACCOUNT                                                                          2003             2002              2001
----------                                                                     --------------    -------------     -------------
     PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES(29)
     Accumulation units outstanding                                                    1,234                -                 -
     Unit value                                                                    $1.221852                -                 -
     Net assets (thousands)                                                               $2                -                 -
     Mortality and expense ratio                                                       1.25% (30)           -                 -
     Net investment income ratio                                                           -                -                 -
     Total return                                                                      0.55%                -                 -


     PHOENIX-LAZARD SMALL-CAP VALUE SERIES(25)
     Accumulation units outstanding                                                   11,574           11,574                 -
     Unit value                                                                    $1.336520        $0.974076                 -
     Net assets (thousands)                                                              $15              $11                 -
     Mortality and expense ratio                                                       1.25%            1.25% (30)            -
     Net investment income ratio                                                      (1.21%)          (0.89%)(30)            -
     Total return                                                                     37.21%           (4.54%)                -


     PHOENIX-LORD ABBETT BOND-DEBENTURE SERIES(28)
     Accumulation units outstanding                                                      697                -                 -
     Unit value                                                                    $1.230859                -                 -
     Net assets (thousands)                                                               $1                -                 -
     Mortality and expense ratio                                                       1.25% (30)           -                 -
     Net investment income ratio                                                      11.61% (30)           -                 -
     Total return                                                                      2.29%                -                 -


     PHOENIX-LORD ABBETT LARGE-CAP VALUE SERIES(27)
     Accumulation units outstanding                                                      120                -                 -
     Unit value                                                                    $1.270157                -                 -
     Net assets (thousands)                                                               $0 (31)           -                 -
     Mortality and expense ratio                                                       1.25% (30)           -                 -
     Net investment income ratio                                                       3.02% (30)           -                 -
     Total return                                                                      8.61%                -                 -


     PHOENIX-MFS INVESTORS GROWTH STOCK SERIES(11)
     Accumulation units outstanding                                                  368,728          398,831           206,518
     Unit value                                                                    $0.776087        $0.650453         $0.925657
     Net assets (thousands)                                                             $286             $261              $191
     Mortality and expense ratio                                                       1.25%            1.25%             1.25% (30)
     Net investment income ratio                                                      (1.27%)          (1.22%)           (1.26%)(30)
     Total return                                                                     19.31%          (29.73%)           (7.43%)


                                   THE PHOENIX EDGE(R)-VA FOR NEW YORK (DEATH BENEFIT OPTION 2)
                                            PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                                                   NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                               -------------------------------------------------
SUBACCOUNT                                                                          2003             2002              2001
----------                                                                     --------------    -------------     -------------
     PHOENIX-MFS INVESTORS TRUST SERIES(23)
     Accumulation units outstanding                                                   23,627           15,467                 -
     Unit value                                                                    $0.984722        $0.813610                 -
     Net assets (thousands)                                                              $23              $13                 -
     Mortality and expense ratio                                                       1.25%            1.25% (30)            -
     Net investment income ratio                                                      (0.59%)          (0.64%)(30)            -
     Total return                                                                     21.03%          (21.95%)                -


     PHOENIX-MFS VALUE SERIES(23)
     Accumulation units outstanding                                                   44,610           42,070                 -
     Unit value                                                                    $1.106615        $0.897578                 -
     Net assets (thousands)                                                              $49              $38                 -
     Mortality and expense ratio                                                       1.25%            1.25% (30)            -
     Net investment income ratio                                                       0.18%            0.34% (30)            -
     Total return                                                                     23.29%          (14.93%)                -


     PHOENIX-NORTHERN DOW 30 SERIES(4)
     Accumulation units outstanding                                                  317,161          296,303            99,096
     Unit value                                                                    $0.973638        $0.773885         $0.927437
     Net assets (thousands)                                                             $309             $229               $92
     Mortality and expense ratio                                                       1.25%            1.25%             1.25% (30)
     Net investment income ratio                                                       0.40%            0.15%             1.14% (30)
     Total return                                                                     25.81%          (16.56%)           (7.26%)


     PHOENIX-NORTHERN NASDAQ-100 INDEX(R) SERIES(13)
     Accumulation units outstanding                                                  372,142          275,782           151,394
     Unit value                                                                    $0.811669        $0.552187         $0.895815
     Net assets (thousands)                                                             $302             $152              $136
     Mortality and expense ratio                                                       1.25%            1.25%             1.25% (30)
     Net investment income ratio                                                      (1.28%)          (1.21%)           (1.25%)(30)
     Total return                                                                     46.99%          (38.36%)          (10.42%)


     PHOENIX-OAKHURST GROWTH AND INCOME SERIES(4)
     Accumulation units outstanding                                                  552,881          729,663           459,997
     Unit value                                                                    $0.866347        $0.688278         $0.899516
     Net assets (thousands)                                                             $479             $502              $414
     Mortality and expense ratio                                                       1.25%            1.25%             1.25% (30)
     Net investment income ratio                                                      (0.15%)          (0.33%)           (0.25%)(30)
     Total return                                                                     25.87%          (23.48%)          (10.05%)


                                   THE PHOENIX EDGE(R)-VA FOR NEW YORK (DEATH BENEFIT OPTION 2)
                                            PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                                                   NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                               -------------------------------------------------
SUBACCOUNT                                                                          2003             2002              2001
----------                                                                     --------------    -------------     -------------
     PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES(13)
     Accumulation units outstanding                                                1,551,271        1,448,214           445,865
     Unit value                                                                    $1.080961        $0.913167         $1.045808
     Net assets (thousands)                                                           $1,677           $1,322              $466
     Mortality and expense ratio                                                       1.25%            1.25%             1.25% (30)
     Net investment income ratio                                                       1.44%            1.74%             1.98% (30)
     Total return                                                                     18.37%          (12.68%)            4.58%


     PHOENIX-OAKHURST VALUE EQUITY SERIES(1)
     Accumulation units outstanding                                                  897,979          927,388           398,953
     Unit value                                                                    $0.794128        $0.649171         $0.842094
     Net assets (thousands)                                                             $713             $602              $336
     Mortality and expense ratio                                                       1.25%            1.25%             1.25% (30)
     Net investment income ratio                                                      (0.34%)          (0.18%)            0.16% (30)
     Total return                                                                     22.33%          (22.91%)          (15.79%)


     PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE SERIES(14)
     Accumulation units outstanding                                                   77,420           79,667            66,925
     Unit value                                                                    $1.117159        $0.851949         $1.008694
     Net assets (thousands)                                                              $86              $68               $68
     Mortality and expense ratio                                                       1.25%            1.25%             1.25% (30)
     Net investment income ratio                                                       0.20%           (0.24%)            0.26% (30)
     Total return                                                                     31.13%          (15.54%)            0.87%


     PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES(2)
     Accumulation units outstanding                                                  305,952          436,903           314,707
     Unit value                                                                    $1.479379        $1.062664         $1.176734
     Net assets (thousands)                                                             $453             $464              $370
     Mortality and expense ratio                                                       1.25%            1.25%             1.25% (30)
     Net investment income ratio                                                      (1.14%)          (0.32%)            0.86% (30)
     Total return                                                                     39.21%           (9.69%)           17.67%


     PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES(14)
     Accumulation units outstanding                                                  275,849          346,887           238,274
     Unit value                                                                    $1.501745        $1.057083         $1.170378
     Net assets (thousands)                                                             $414             $367              $279
     Mortality and expense ratio                                                       1.25%            1.25%             1.25% (30)
     Net investment income ratio                                                      (1.30%)          (0.75%)           (0.05%)(30)
     Total return                                                                     42.07%           (9.68%)           17.04%


                                   THE PHOENIX EDGE(R)-VA FOR NEW YORK (DEATH BENEFIT OPTION 2)
                                            PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                                                   NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                               -------------------------------------------------
SUBACCOUNT                                                                          2003             2002              2001
----------                                                                     --------------    -------------     -------------
     PHOENIX-SENECA MID-CAP GROWTH SERIES(6)
     Accumulation units outstanding                                                  462,639          442,677           258,325
     Unit value                                                                    $0.664985        $0.522686         $0.784171
     Net assets (thousands)                                                             $308             $231              $203
     Mortality and expense ratio                                                       1.25%            1.25%             1.25% (30)
     Net investment income ratio                                                      (1.28%)          (1.22%)           (1.25%)(30)
     Total return                                                                     27.22%          (33.35%)          (21.58%)


     PHOENIX-SENECA STRATEGIC THEME SERIES(3)
     Accumulation units outstanding                                                  706,250          732,269           507,345
     Unit value                                                                    $0.630805        $0.465376         $0.724822
     Net assets (thousands)                                                             $446             $341              $368
     Mortality and expense ratio                                                       1.25%            1.25%             1.25% (30)
     Net investment income ratio                                                      (1.29%)          (1.22%)           (1.25%)(30)
     Total return                                                                     35.55%          (35.79%)          (27.52%)


AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
     AIM V.I. CAPITAL APPRECIATION FUND(19)
     Accumulation units outstanding                                                  127,599          154,706            35,547
     Unit value                                                                    $0.835672        $0.653363         $0.874679
     Net assets (thousands)                                                             $107             $101               $31
     Mortality and expense ratio                                                       1.25%            1.25%             1.25% (30)
     Net investment income ratio                                                      (1.28%)          (1.22%)           (1.28%)(30)
     Total return                                                                     27.90%          (25.30%)          (12.53%)


     AIM V.I. PREMIER EQUITY FUND(20)
     Accumulation units outstanding                                                   97,008           76,939            57,991
     Unit value                                                                    $0.798417        $0.646408         $0.938597
     Net assets (thousands)                                                              $77              $50               $54
     Mortality and expense ratio                                                       1.25%            1.25%             1.25% (30)
     Net investment income ratio                                                      (0.94%)          (0.85%)           (0.33%)(30)
     Total return                                                                     23.52%          (31.13%)           (5.10%)


THE ALGER AMERICAN FUND -- CLASS O SHARES
-----------------------------------------
     ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO(5)
     Accumulation units outstanding                                                  290,055          170,830            72,672
     Unit value                                                                    $0.797584        $0.599490         $0.918580
     Net assets (thousands)                                                             $231             $102               $67
     Mortality and expense ratio                                                       1.25%            1.25%             1.25% (30)
     Net investment income ratio                                                      (1.28%)          (1.21%)           (1.26%)(30)
     Total return                                                                     33.04%          (34.74%)           (8.14%)


                                   THE PHOENIX EDGE(R)-VA FOR NEW YORK (DEATH BENEFIT OPTION 2)
                                            PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                                                   NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                               -------------------------------------------------
SUBACCOUNT                                                                          2003             2002              2001
----------                                                                     --------------    -------------     -------------
FEDERATED INSURANCE SERIES
--------------------------
     FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II(7)
     Accumulation units outstanding                                                  728,242          742,358           233,388
     Unit value                                                                    $1.128559        $1.116435         $1.036767
     Net assets (thousands)                                                             $822             $829              $242
     Mortality and expense ratio                                                       1.25%            1.25%              1.25 (30)
     Net investment income ratio                                                       2.20%            0.75%            (1.07%)(30)
     Total return                                                                      1.09%            7.68%             3.68%


     FEDERATED HIGH INCOME BOND FUND II -- PRIMARY SHARES(14)
     Accumulation units outstanding                                                  112,542          121,872            67,433
     Unit value                                                                    $1.178751        $0.976689         $0.975510
     Net assets (thousands)                                                             $133             $119               $66
     Mortality and expense ratio                                                       1.25%            1.25%             1.25% (30)
     Net investment income ratio                                                       5.97%            5.84%            (1.26%)(30)
     Total return                                                                     20.69%            0.12%            (2.45%)


FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
     VIP CONTRAFUND(R) PORTFOLIO(6)
     Accumulation units outstanding                                                  184,356          164,563            83,214
     Unit value                                                                    $1.062691        $0.838417         $0.937375
     Net assets (thousands)                                                             $196             $138               $78
     Mortality and expense ratio                                                       1.25%            1.25%             1.25% (30)
     Net investment income ratio                                                      (0.94%)          (0.74%)           (1.26%)(30)
     Total return                                                                     26.75%          (10.56%)           (6.26%)


     VIP GROWTH OPPORTUNITIES PORTFOLIO(9)
     Accumulation units outstanding                                                   77,951           76,179            39,445
     Unit value                                                                    $0.904757        $0.706610         $0.916414
     Net assets (thousands)                                                              $71              $54               $36
     Mortality and expense ratio                                                       1.25%            1.25%             1.25% (30)
     Net investment income ratio                                                      (0.66%)          (0.65%)           (1.27%)(30)
     Total return                                                                     28.04%          (22.89%)           (8.36%)


     VIP GROWTH PORTFOLIO(2)
     Accumulation units outstanding                                                  157,899          143,140            43,862
     Unit value                                                                    $0.713214        $0.543927         $0.789144
     Net assets (thousands)                                                             $113              $78               $35
     Mortality and expense ratio                                                       1.25%            1.25%             1.25% (30)
     Net investment income ratio                                                      (1.09%)          (1.14%)           (1.26%)(30)
     Total return                                                                     31.12%          (31.07%)          (21.09%)


                                   THE PHOENIX EDGE(R)-VA FOR NEW YORK (DEATH BENEFIT OPTION 2)
                                            PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                                                   NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                               -------------------------------------------------
SUBACCOUNT                                                                          2003             2002              2001
----------                                                                     --------------    -------------     -------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
     MUTUAL SHARES SECURITIES FUND(15)
     Accumulation units outstanding                                                   89,920           59,763            29,715
     Unit value                                                                    $1.072539        $0.867863         $0.996559
     Net assets (thousands)                                                              $96              $52               $30
     Mortality and expense ratio                                                       1.25%            1.25%             1.25% (30)
     Net investment income ratio                                                      (0.20%)          (0.34%)            0.18% (30)
     Total return                                                                     23.58%          (12.91%)           (0.34%)


     TEMPLETON DEVELOPING MARKETS SECURITIES FUND(17)
     Accumulation units outstanding                                                   16,877           18,104            14,017
     Unit value                                                                    $1.406392        $0.930874         $0.944043
     Net assets (thousands)                                                              $24              $17               $13
     Mortality and expense ratio                                                       1.25%            1.25%             1.25% (30)
     Net investment income ratio                                                      (0.12%)           0.24%            (1.02%)(30)
     Total return                                                                     51.08%           (1.39%)           (5.60%)


     TEMPLETON FOREIGN SECURITIES FUND(7)
     Accumulation units outstanding                                                  130,337          128,379            71,062
     Unit value                                                                    $0.892869        $0.683868         $0.850381
     Net assets (thousands)                                                             $116              $88               $60
     Mortality and expense ratio                                                       1.25%            1.25%             1.25% (30)
     Net investment income ratio                                                       0.53%            0.37%             0.20% (30)
     Total return                                                                     30.56%          (19.58%)          (14.96%)


     TEMPLETON GLOBAL ASSET ALLOCATION FUND(21)
     Accumulation units outstanding                                                   21,887           21,894             8,104
     Unit value                                                                    $1.177691        $0.903792         $0.957242
     Net assets (thousands)                                                              $26              $20                $8
     Mortality and expense ratio                                                       1.25%            1.25%             1.25% (30)
     Net investment income ratio                                                       1.30%            0.55%            (1.29%)(30)
     Total return                                                                     30.31%           (5.58%)            4.97%


     TEMPLETON GROWTH SECURITIES FUND(5)
     Accumulation units outstanding                                                   93,602           69,978            33,255
     Unit value                                                                    $1.032013        $0.790902         $0.982596
     Net assets (thousands)                                                              $97              $55               $33
     Mortality and expense ratio                                                       1.25%            1.25%             1.25% (30)
     Net investment income ratio                                                       0.12%            1.34%             9.20% (30)
     Total return                                                                     30.49%          (19.51%)           (1.74%)


                                   THE PHOENIX EDGE(R)-VA FOR NEW YORK (DEATH BENEFIT OPTION 2)
                                            PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                                                   NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                               -------------------------------------------------
SUBACCOUNT                                                                          2003             2002              2001
----------                                                                     --------------    -------------     -------------
THE RYDEX VARIABLE TRUST
------------------------
     RYDEX VARIABLE TRUST JUNO FUND(26)
     Accumulation units outstanding                                                   17,515                -                 -
     Unit value                                                                    $1.051631                -                 -
     Net assets (thousands)                                                              $18                -                 -
     Mortality and expense ratio                                                       1.25% (30)           -                 -
     Net investment income ratio                                                      (1.25%)(30)           -                 -
     Total return                                                                     (7.66%)               -                 -


SCUDDER INVESTMENTS VIT FUNDS -- CLASS A
----------------------------------------
     SCUDDER VIT EAFE(R) EQUITY INDEX FUND(22)
     Accumulation units outstanding                                                   22,663           26,956            11,783
     Unit value                                                                    $0.906787        $0.688580         $0.889380
     Net assets (thousands)                                                              $21              $18               $10
     Mortality and expense ratio                                                       1.25%            1.25%             1.25% (30)
     Net investment income ratio                                                       3.35%            0.14%            (1.35%)(30)
     Total return                                                                     31.69%          (22.58%)            0.77%


     SCUDDER VIT EQUITY 500 INDEX FUND(24)
     Accumulation units outstanding                                                   33,507           21,466                 -
     Unit value                                                                    $1.032822        $0.816102                 -
     Net assets (thousands)                                                              $35              $18                 -
     Mortality and expense ratio                                                       1.25%            1.25% (30)            -
     Net investment income ratio                                                      (0.20%)           1.43% (30)            -
     Total return                                                                     26.56%          (24.72%)                -


THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
---------------------------------------------------------
     TECHNOLOGY PORTFOLIO(7)
     Accumulation units outstanding                                                  423,001          410,718           172,181
     Unit value                                                                    $0.496772        $0.340415         $0.675527
     Net assets (thousands)                                                             $210             $140              $116
     Mortality and expense ratio                                                       1.25%            1.25%             1.25% (30)
     Net investment income ratio                                                      (1.28%)          (1.19%)           (1.25%)(30)
     Total return                                                                     45.93%          (49.61%)          (32.45%)


WANGER ADVISORS TRUST
---------------------
     WANGER FOREIGN FORTY(12)
     Accumulation units outstanding                                                   76,631           84,096            64,983
     Unit value                                                                    $1.052388        $0.754541         $0.902041
     Net assets (thousands)                                                              $81              $63               $59
     Mortality and expense ratio                                                       1.25%            1.25%             1.25% (30)
     Net investment income ratio                                                      (0.97%)          (1.25%)           (1.25%)(30)
     Total return                                                                     39.47%          (16.35%)           (9.80%)


                                   THE PHOENIX EDGE(R)-VA FOR NEW YORK (DEATH BENEFIT OPTION 2)
                                            PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                                                   NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                               -------------------------------------------------
SUBACCOUNT                                                                          2003             2002              2001
----------                                                                     --------------    -------------     -------------
     WANGER INTERNATIONAL SMALL CAP(5)
     Accumulation units outstanding                                                  325,930          327,424           145,281
     Unit value                                                                    $0.984850        $0.669937         $0.787327
     Net assets (thousands)                                                             $321             $219              $114
     Mortality and expense ratio                                                       1.25%            1.25%             1.25% (30)
     Net investment income ratio                                                      (0.98%)          (1.25%)           (1.18%)(30)
     Total return                                                                     47.01%          (14.91%)          (21.27%)


     WANGER TWENTY(16)
     Accumulation units outstanding                                                   96,917          102,562            11,217
     Unit value                                                                    $1.340309        $1.038240         $1.138094
     Net assets (thousands)                                                             $130             $106               $13
     Mortality and expense ratio                                                       1.25%            1.25%             1.25% (30)
     Net investment income ratio                                                      (1.28%)          (1.24%)           (1.27%)(30)
     Total return                                                                     29.09%           (8.77%)           13.81%


     WANGER U.S. SMALLER COMPANIES(5)
     Accumulation units outstanding                                                  765,190          666,797           263,760
     Unit value                                                                    $1.275225        $0.901647         $1.097569
     Net assets (thousands)                                                             $976             $601              $289
     Mortality and expense ratio                                                       1.25%            1.25%             1.25% (30)
     Net investment income ratio                                                      (1.29%)          (1.24%)           (1.27%)(30)
     Total return                                                                     41.43%          (17.85%)            9.76%

          THE PHOENIX EDGE(R)-VA FOR NEW YORK (DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)













MORTALITY AND EXPENSE RATIO:
These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.


NET INVESTMENT INCOME RATIO:
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios include those expenses, such as mortality and expense charges, that are assessed against contract owner accounts through reductions in the unit values. These ratios exclude those expenses that are assessed against contract owner accounts through the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.


TOTAL RETURN:
These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.


(1)  From inception January 31, 2001 to December 31, 2001.              (17)  From inception May 2, 2001 to December 31, 2001.
(2)  From inception February 1, 2001 to December 31, 2001.              (18)  From inception May 14, 2001 to December 31, 2001.
(3)  From inception February 13, 2001 to December 31, 2001.             (19)  From inception May 30, 2001 to December 31, 2001.
(4)  From inception February 15, 2001 to December 31, 2001.             (20)  From inception July 23, 2001 to December 31, 2001.
(5)  From inception February 22, 2001 to December 31, 2001.             (21)  From inception November 2, 2001 to December 31, 2001.
(6)  From inception February 27, 2001 to December 31, 2001.             (22)  From inception December 11, 2001 to December 31, 2001.
(7)  From inception March 2, 2001 to December 31, 2001.                 (23)  From inception January 2, 2002 to December 31, 2002.
(8)  From inception March 5, 2001 to December 31, 2001.                 (24)  From inception March 19, 2002 to December 31, 2002.
(9)  From inception March 9, 2001 to December 31, 2001.                 (25)  From inception September 9, 2002 to December 31, 2002.
(10)  From inception March 19, 2001 to December 31, 2001.               (26)  From inception August 1, 2003 to December 31, 2003.
(11)  From inception March 23, 2001 to December 31, 2001.               (27)  From inception October 8, 2003 to December 31, 2003.
(12)  From inception March 26, 2001 to December 31, 2001.               (28)  From inception November 24, 2003 to December 31, 2003.
(13)  From inception March 28, 2001 to December 31, 2001.               (29)  From inception December 30, 2003 to December 31, 2003.
(14)  From inception April 4, 2001 to December 31, 2001.                (30)  Annualized.
(15)  From inception April 20, 2001 to December 31, 2001.               (31)  Net assets are less than $1,000.
(16)  From inception April 25, 2001 to December 31, 2001.


                                   THE PHOENIX EDGE(R)-VA FOR NEW YORK (DEATH BENEFIT OPTION 2)
                                            PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                                                   NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                         SUBACCOUNT
                                                      ------------------------------------------------------------------------------

                                                                                                  PHOENIX-
                                                                                                  ALLIANCE/        PHOENIX-DUFF &
                                                                             PHOENIX-AIM          BERNSTEIN         PHELPS REAL
                                                       PHOENIX-ABERDEEN        MID-CAP             ENHANCED            ESTATE
                                                         INTERNATIONAL          EQUITY              INDEX            SECURITIES
                                                            SERIES              SERIES              SERIES             SERIES
                                                      -----------------   -----------------  ------------------  ------------------
Accumulation units outstanding, beginning of period             342,892             100,993              91,083             192,198
Participant deposits                                              7,710                 677                 478               1,835
Participant transfers                                            51,119               3,724                (201)             15,853
Participant withdrawals                                          (5,904)             (3,892)                (69)            (27,102)
                                                      -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                   395,817             101,502              91,291             182,784
                                                      =============================================================================

                                                            PHOENIX-           PHOENIX-
                                                            ENGEMANN        ENGEMANN SMALL                        PHOENIX-GOODWIN
                                                            CAPITAL           & MID-CAP        PHOENIX-GOODWIN      MULTI-SECTOR
                                                             GROWTH             GROWTH           MONEY MARKET       FIXED INCOME
                                                             SERIES             SERIES              SERIES             SERIES
                                                      -----------------   -----------------  ------------------  ------------------
Accumulation units outstanding, beginning of period           2,013,734             452,916             788,235             540,799
Participant deposits                                            200,782               8,819              28,929               3,790
Participant transfers                                           (16,529)            226,756            (392,356)             12,706
Participant withdrawals                                        (199,863)            (26,161)            (16,216)             (3,384)
                                                      -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                 1,998,124             662,330             408,592             553,911
                                                      =============================================================================


                                                         PHOENIX-JANUS      PHOENIX-KAYNE      PHOENIX-LAZARD      PHOENIX-LAZARD
                                                            FLEXIBLE            RISING         INTERNATIONAL         SMALL-CAP
                                                             INCOME           DIVIDENDS         EQUITY SELECT          VALUE
                                                             SERIES             SERIES             SERIES              SERIES
                                                      -----------------   -----------------  ------------------  ------------------
Accumulation units outstanding, beginning of period             108,483              11,985                   -              11,574
Participant deposits                                                 92                   -                   -                   -
Participant transfers                                             9,217                   -               1,234                   -
Participant withdrawals                                          (2,224)                  -                   -                   -
                                                      -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                   115,568              11,985               1,234              11,574
                                                      =============================================================================


                                                         PHOENIX-LORD        PHOENIX-LORD        PHOENIX-MFS        PHOENIX-MFS
                                                            ABBETT         ABBETT LARGE-CAP       INVESTORS          INVESTORS
                                                        BOND-DEBENTURE          VALUE            GROWTH STOCK          TRUST
                                                            SERIES             SERIES              SERIES              SERIES
                                                      -----------------   -----------------  ------------------  ------------------
Accumulation units outstanding, beginning of period                   -                   -             398,831              15,467
Participant deposits                                                  -                 120               7,131               3,020
Participant transfers                                               697                   -              21,168               5,454
Participant withdrawals                                               -                   -             (58,402)               (314)
                                                      -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                       697                 120             368,728              23,627
                                                      =============================================================================


                                   THE PHOENIX EDGE(R)-VA FOR NEW YORK (DEATH BENEFIT OPTION 2)
                                            PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                                                   NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)


                                                                                       SUBACCOUNT
                                                      ------------------------------------------------------------------------------

                                                                                                  PHOENIX-           PHOENIX-
                                                                               PHOENIX-           NORTHERN           OAKHURST
                                                          PHOENIX-MFS          NORTHERN          NASDAQ-100         GROWTH AND
                                                             VALUE              DOW 30            INDEX(R)            INCOME
                                                            SERIES              SERIES             SERIES             SERIES
                                                      -----------------   -----------------  ------------------  ------------------
Accumulation units outstanding, beginning of period              42,070             296,303             275,782             729,663
Participant deposits                                                  -                  55               2,844               4,263
Participant transfers                                             2,608              24,502              97,012             (97,260)
Participant withdrawals                                             (68)             (3,699)             (3,496)            (83,785)
                                                      -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                    44,610             317,161             372,142             552,881
                                                      =============================================================================

                                                                                                  PHOENIX-           PHOENIX-
                                                           PHOENIX-           PHOENIX-            SANFORD             SANFORD
                                                           OAKHURST           OAKHURST           BERNSTEIN           BERNSTEIN
                                                          STRATEGIC            VALUE               GLOBAL             MID-CAP
                                                          ALLOCATION           EQUITY              VALUE               VALUE
                                                            SERIES             SERIES              SERIES              SERIES
                                                      -----------------   -----------------  ------------------  ------------------
Accumulation units outstanding, beginning of period           1,448,214             927,388              79,667             436,903
Participant deposits                                            204,496              32,796                 116               4,906
Participant transfers                                            16,418              23,033               5,939             (88,387)
Participant withdrawals                                        (117,857)            (85,238)             (8,302)            (47,470)
                                                      -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                 1,551,271             897,979              77,420             305,952
                                                      =============================================================================

                                                       PHOENIX-SANFORD
                                                          BERNSTEIN         PHOENIX-SENECA     PHOENIX-SENECA         AIM V.I.
                                                          SMALL-CAP            MID-CAP           STRATEGIC            CAPITAL
                                                            VALUE               GROWTH             THEME            APPRECIATION
                                                           SERIES               SERIES             SERIES               FUND
                                                      -----------------   -----------------  ------------------  ------------------
Accumulation units outstanding, beginning of period             346,887             442,677             732,269             154,706
Participant deposits                                              2,307               8,743              36,004                   -
Participant transfers                                           (60,266)             19,546              41,765                (437)
Participant withdrawals                                         (13,079)             (8,327)           (103,788)            (26,670)
                                                      -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                   275,849             462,639             706,250             127,599
                                                      =============================================================================



                                                          AIM V.I.          ALGER AMERICAN      FEDERATED FUND      FEDERATED HIGH
                                                          PREMIER             LEVERAGED            FOR U.S.           INCOME BOND
                                                           EQUITY               ALLCAP            GOVERNMENT          FUND II --
                                                            FUND               PORTFOLIO         SECURITIES II      PRIMARY SHARES
                                                      -----------------   -----------------  ------------------  ------------------
Accumulation units outstanding, beginning of period              76,939             170,830             742,358             121,872
Participant deposits                                              5,308              18,159               2,718                 999
Participant transfers                                            18,827             108,727               9,728               1,616
Participant withdrawals                                          (4,066)             (7,661)            (26,562)            (11,945)
                                                      -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                    97,008             290,055             728,242             112,542
                                                      =============================================================================


                                   THE PHOENIX EDGE(R)-VA FOR NEW YORK (DEATH BENEFIT OPTION 2)
                                            PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                                                   NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                       SUBACCOUNT
                                                      ------------------------------------------------------------------------------

                                                             VIP             VIP GROWTH              VIP           MUTUAL SHARES
                                                         CONTRAFUND(R)      OPPORTUNITIES          GROWTH            SECURITIES
                                                          PORTFOLIO          PORTFOLIO            PORTFOLIO             FUND
                                                      -----------------   -----------------  ------------------  ------------------
Accumulation units outstanding, beginning of period             164,563              76,179             143,140              59,764
Participant deposits                                              2,710                   -               8,802               4,380
Participant transfers                                            23,907               6,574              16,181              31,673
Participant withdrawals                                          (6,824)             (4,802)            (10,224)             (5,897)
                                                      -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                   184,356              77,951             157,899              89,920
                                                      =============================================================================

                                                          TEMPLETON
                                                          DEVELOPING          TEMPLETON          TEMPLETON           TEMPLETON
                                                           MARKETS             FOREIGN          GLOBAL ASSET           GROWTH
                                                          SECURITIES         SECURITIES          ALLOCATION          SECURITIES
                                                            FUND                FUND                FUND                FUND
                                                      -----------------   -----------------  ------------------  ------------------
Accumulation units outstanding, beginning of period              18,104             128,379              21,894              69,978
Participant deposits                                                  -               3,675                   -              11,425
Participant transfers                                                (2)                337                   -              16,450
Participant withdrawals                                          (1,225)             (2,054)                 (7)             (4,251)
                                                      -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                    16,877             130,337              21,887              93,602
                                                      =============================================================================

                                                            RYDEX              SCUDDER
                                                          VARIABLE            VIT EAFE(R)        SCUDDER VIT
                                                         TRUST JUNO          EQUITY INDEX        EQUITY 500          TECHNOLOGY
                                                            FUND                FUND             INDEX FUND           PORTFOLIO
                                                      -----------------   -----------------  ------------------  ------------------
Accumulation units outstanding, beginning of period                   -              26,956              21,466             410,718
Participant deposits                                                  -                   -                   -              17,929
Participant transfers                                            17,515              (4,286)             12,048               1,521
Participant withdrawals                                               -                  (7)                 (7)             (7,167)
                                                      -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                    17,515              22,663              33,507             423,001
                                                      =============================================================================


                                                            WANGER              WANGER                              WANGER U.S.
                                                           FOREIGN          INTERNATIONAL          WANGER             SMALLER
                                                            FORTY             SMALL CAP            TWENTY            COMPANIES
                                                      -----------------   -----------------  ------------------  ------------------
Accumulation units outstanding, beginning of period              84,096             327,424             102,562             666,797
Participant deposits                                                561               7,923                 582              56,676
Participant transfers                                                61              (2,846)             (3,223)            106,280
Participant withdrawals                                          (8,087)             (6,571)             (3,004)            (64,563)
                                                      -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                    76,631             325,930              96,917             765,190
                                                      =============================================================================


                                   THE PHOENIX EDGE(R)-VA FOR NEW YORK (DEATH BENEFIT OPTION 2)
                                            PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                                                   NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                       SUBACCOUNT
                                                      ------------------------------------------------------------------------------

                                                                               PHOENIX            PHOENIX-AIM
                                                       PHOENIX-ABERDEEN        ABERDEEN             MID-CAP           PHOENIX-
                                                         INTERNATIONAL         NEW ASIA             EQUITY         DEUTSCHE DOW 30
                                                           SERIES              SERIES               SERIES             SERIES
                                                      -----------------   -----------------  ------------------  ------------------
Units outstanding, beginning of period                          180,075              24,002                   -              99,096
Participant deposits                                            140,428               1,283              73,369              34,529
Participant transfers                                            25,882              11,791              29,698             163,025
Participant withdrawals                                          (3,493)             (2,376)             (2,074)               (347)
                                                      -----------------------------------------------------------------------------
Units outstanding, end of period                                342,892              34,700             100,993             296,303
                                                      =============================================================================

                                                          PHOENIX-          PHOENIX-DUFF &
                                                          DEUTSCHE           PHELPS REAL                          PHOENIX-ENGEMANN
                                                         NASDAQ-100            ESTATE         PHOENIX-ENGEMANN      SMALL & MID-
                                                          INDEX(R)           SECURITIES       CAPITAL GROWTH         CAP GROWTH
                                                           SERIES              SERIES             SERIES               SERIES
                                                      -----------------   -----------------  ------------------  ------------------
Units outstanding, beginning of period                          151,394             109,789           1,156,942             270,155
Participant deposits                                             37,188              57,527             758,156             143,599
Participant transfers                                           107,966              29,651             183,846              40,367
Participant withdrawals                                         (20,766)             (4,769)            (85,210)             (1,205)
                                                      -----------------------------------------------------------------------------
Units outstanding, end of period                                275,782             192,198           2,013,734             452,916
                                                      =============================================================================

                                                                                                                     PHOENIX-J.P.
                                                                           PHOENIX-GOODWIN                             MORGAN
                                                       PHOENIX-GOODWIN       MULTI-SECTOR     PHOENIX-HOLLISTER       RESEARCH
                                                         MONEY MARKET        FIXED INCOME       VALUE EQUITY       ENHANCED INDEX
                                                            SERIES              SERIES             SERIES              SERIES
                                                      -----------------   -----------------  ------------------  ------------------
Units outstanding, beginning of period                        1,089,861             230,255             398,953              60,888
Participant deposits                                            661,841             256,110             424,386              23,587
Participant transfers                                          (962,407)             55,572             119,327              6,780
Participant withdrawals                                           1,060)             (1,138)            (15,278)               (172)
                                                      -----------------------------------------------------------------------------
Units outstanding, end of period                                788,235             540,799             927,388              91,083
                                                      =============================================================================

                                                        PHOENIX-JANUS
                                                          FLEXIBLE                             PHOENIX-KAYNE      PHOENIX-LAZARD
                                                           INCOME           PHOENIX-JANUS       LARGE-CAP         SMALL-CAP VALUE
                                                           SERIES           GROWTH SERIES       CORE SERIES           SERIES
                                                      -----------------   -----------------  ------------------  ------------------
Units outstanding, beginning of period                           47,672             206,518                   -                   -
Participant deposits                                             16,937              44,186              10,917              10,541
Participant transfers                                            46,184             153,234               1,068               1,033
Participant withdrawals                                          (2,310)             (5,107)                  -                   -
                                                      -----------------------------------------------------------------------------
Units outstanding, end of period                                108,483             398,831              11,985              11,574
                                                      =============================================================================


                                   THE PHOENIX EDGE(R)-VA FOR NEW YORK (DEATH BENEFIT OPTION 2)
                                            PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                                                   NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                       SUBACCOUNT
                                                      ------------------------------------------------------------------------------

                                                         PHOENIX-MFS                                                   PHOENIX-
                                                          INVESTORS          PHOENIX-MFS                               OAKHURST
                                                        GROWTH STOCK       INVESTORS TRUST       PHOENIX-MFS          GROWTH AND
                                                           SERIES              SERIES            VALUE SERIES       INCOME SERIES
                                                      -----------------   -----------------  ------------------  ------------------
Units outstanding, beginning of period                                -                   -                   -             459,997
Participant deposits                                              3,032               5,214               1,491             257,590
Participant transfers                                            12,489              10,255              40,585              13,962
Participant withdrawals                                               -                  (2)                (6)              (1,886)
                                                      -----------------------------------------------------------------------------
Units outstanding, end of period                                 15,521              15,467              42,070             729,663
                                                      =============================================================================

                                                          PHOENIX-             PHOENIX-            PHOENIX-           PHOENIX-
                                                          OAKHURST             SANFORD             SANFORD            SANFORD
                                                         STRATEGIC            BERNSTEIN           BERNSTEIN           BERNSTEIN
                                                         ALLOCATION             GLOBAL             MID-CAP            SMALL-CAP
                                                           SERIES            VALUE SERIES       VALUE SERIES         VALUE SERIES
                                                       -----------------   -----------------  ------------------  ------------------
Units outstanding, beginning of period                          445,865              66,925             314,707             238,274
Participant deposits                                            496,365               7,888              90,663              75,706
Participant transfers                                           534,543               6,725              38,185              40,135
Participant withdrawals                                         (28,559)             (1,871)             (6,652)             (7,228)
                                                      -----------------------------------------------------------------------------
Units outstanding, end of period                              1,448,214              79,667             436,903             346,887
                                                      =============================================================================
                                                                                                                       AIM V.I.
                                                        PHOENIX-SENECA      PHOENIX-SENECA      PHOENIX-VAN            CAPITAL
                                                           MID-CAP            STRATEGIC         KAMPEN FOCUS         APPRECIATION
                                                        GROWTH SERIES        THEME SERIES       EQUITY SERIES           SERIES
                                                      -----------------   -----------------  ------------------  ------------------
Units outstanding, beginning of period                          258,325             507,345                   -              35,547
Participant deposits                                            125,250             112,433                   -              98,105
Participant transfers                                            79,862             121,126               2,182              21,084
Participant withdrawals                                         (20,760)             (8,635)             (2,182)                (30)
                                                      -----------------------------------------------------------------------------
Units outstanding, end of period                                442,677             732,269                   -             154,706
                                                      =============================================================================


                                                                               ALGER              FEDERATED
                                                           AIM V.I.           AMERICAN          FUND FOR U.S.      FEDERATED HIGH
                                                           PREMIER           LEVERAGED           GOVERNMENT          INCOME BOND
                                                         EQUITY FUND       ALLCAP PORTFOLIO     SECURITIES II          FUND II
                                                      -----------------   -----------------  ------------------  ------------------
Units outstanding, beginning of period                           57,991              72,672             233,388              67,433
Participant deposits                                             14,198              46,775             334,568              59,620
Participant transfers                                             5,513              51,673             186,827                 572
Participant withdrawals                                            (763)               (290)            (12,425)             (5,753)
                                                      -----------------------------------------------------------------------------
Units outstanding, end of period                                 76,939             170,830             742,358             121,872
                                                      =============================================================================


                                   THE PHOENIX EDGE(R)-VA FOR NEW YORK (DEATH BENEFIT OPTION 2)
                                            PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                                                   NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                       SUBACCOUNT
                                                      ------------------------------------------------------------------------------

                                                             VIP             VIP GROWTH             VIP            MUTUAL SHARES
                                                         CONTRAFUND(R)      OPPORTUNITIES          GROWTH           SECURITIES
                                                          PORTFOLIO           PORTFOLIO           PORTFOLIO            FUND
                                                      -----------------   -----------------  ------------------  ------------------
Units outstanding, beginning of period                           83,214              39,445              43,862              29,715
Participant deposits                                              5,894              20,128              23,214              15,052
Participant transfers                                            75,511              14,614              76,963              16,057
Participant withdrawals                                             (56)              1,992                (899)             (1,061)
                                                      -----------------------------------------------------------------------------
Units outstanding, end of period                                164,563              76,179             143,140              59,763
                                                      =============================================================================

                                                          TEMPLETON
                                                          DEVELOPING          TEMPLETON           TEMPLETON          TEMPLETON
                                                           MARKETS             FOREIGN           GLOBAL ASSET         GROWTH
                                                       SECURITIES FUND     SECURITIES FUND     ALLOCATION FUND    SECURITIES FUND
                                                      -----------------   -----------------  ------------------  ------------------
Units outstanding, beginning of period                           14,017              71,062               8,104              33,255
Participant deposits                                                  -               6,909               7,902              22,662
Participant transfers                                             5,362              53,255               5,896              14,463
Participant withdrawals                                          (1,275)             (2,847)                 (8)               (402)
                                                      -----------------------------------------------------------------------------
Units outstanding, end of period                                 18,104             128,379              21,894              69,978
                                                      =============================================================================

                                                         SCUDDER VIT         SCUDDER VIT
                                                        EAFE(R) EQUITY        EQUITY 500         TECHNOLOGY        WANGER FOREIGN
                                                          INDEX FUND          INDEX FUND          PORTFOLIO             FORTY
                                                      -----------------   -----------------  ------------------  ------------------
Units outstanding, beginning of period                           11,783                   -             172,181              64,983
Participant deposits                                              9,520               1,594             128,460               2,128
Participant transfers                                             5,676              20,049             117,890              15,871
Participant withdrawals                                             (23)               (177)             (7,813)              1,114
                                                      -----------------------------------------------------------------------------
Units outstanding, end of period                                 26,956              21,466             410,718              84,096
                                                      =============================================================================

                                                            WANGER                               WANGER U.S.
                                                        INTERNATIONAL                              SMALLER
                                                          SMALL CAP         WANGER TWENTY         COMPANIES
                                                      -----------------   -----------------  ------------------
Units outstanding, beginning of period                          145,281              11,217             263,760
Participant deposits                                            150,516              61,441             375,705
Participant transfers                                            37,829              31,895              44,938
Participant withdrawals                                          (6,142)             (1,991)            (17,606)
                                                      ---------------------------------------------------------
Units outstanding, end of period                                327,424             102,562             666,797
                                                      =========================================================

          THE PHOENIX EDGE(R)-VA FOR NEW YORK (DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 6--FEES AND RELATED PARTY TRANSACTIONS
   Phoenix and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Account.

   Phoenix assumes the risk that annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that its expenses may be higher than its deductions for such expenses. In return for the assumption of these mortality and expense risks, Phoenix charges the subaccounts the daily equivalent of .40%, .725% and .125% on an annual basis for mortality, expense risks and daily administrative fees, respectively.

   As compensation for administrative services provided to the Account, Phoenix generally receives $35 per year from each contract, which is deducted on a pro rata basis from the subaccounts and Guaranteed Interest Account in which contract/policy owners have an interest. Such fees aggregated $4,728, $3,483 and $0 for the years ended December 31, 2003, 2002 and 2001, respectively.

   PEPCO is the principal underwriter and distributor for the Account.
   On surrender of a contract, contingent deferred sales charges, which vary from 0-7% depending upon the duration of each contract deposit, are deducted from the proceeds and are paid to Phoenix as reimbursement for services provided. Contingent deferred sales charges deducted and paid to Phoenix aggregated $32,927, $3,779 and $0 for the years ended December 31, 2003, 2002 and 2001, respectively.

NOTE 7--DISTRIBUTION OF NET INCOME
   The Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 8--DIVERSIFICATION REQUIREMENTS
   Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

    The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. Phoenix intends that each of the subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

NOTE 9--MERGERS
   On February 7, 2003, Aberdeen International acquired all of the net assets of Aberdeen New Asia pursuant to an Agreement and Plan of Reorganization approved by Aberdeen New Asia shareholders on January 7, 2003. The acquisition was accomplished by a tax-free exchange of 1,885,115 shares of Aberdeen International valued at $14,391,123 for 1,913,078 shares of Aberdeen New Asia outstanding on February 7, 2003. Aberdeen New Asia's net assets on that date of $14,391,123, including $618,515 of net unrealized depreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $116,991,498.

   On February 14, 2003, Janus Growth acquired all of the net assets of MFS Investors Growth Stock ("Growth Stock") and Van Kampen Focus Equity ("Focus Equity") pursuant to an Agreement and Plan of Reorganization approved by Growth Stock and Focus Equity shareholders on February 14, 2003. The acquisition was accomplished by a tax-free exchange of 1,209,595 shares of Growth Stock valued at $5,807,615 and 1,287,119 shares of Focus Equity valued at $6,179,826 for 1,952,845 shares of Janus Growth outstanding on February 14, 2003. Growth Stock's net assets of $5,807,615, including $135,964 of net unrealized depreciation and Focus Equity's net assets of $6,179,826, including $380,781 of net unrealized depreciation were combined with those of Janus Growth. The aggregate net assets of Janus Growth immediately after the merger were $63,057,943. Immediately following the merger, Janus Growth was renamed MFS Investors Growth Stock. Immediately prior to the Special Meeting of Shareholders, Phoenix Variable Advisors, Inc. ("PVA"), as authorized pursuant to an exemptive order from the Securities and Exchange Commission, replaced Janus Capital Management LLC with MFS Investment Management ("MFS") as subadvisor to the Surviving Series. PVA and MFS have also agreed that they would serve as advisor and subadvisor, respectively, to the Surviving Series for the same management fees as currently charged to the former Phoenix-MFS Investors Growth Stock Series. Accordingly, the annual expenses and expense cap reimbursements for the Surviving Series are the same as those of the former Phoenix-MFS Investors Growth Stock Series. MFS is going to manage the Surviving Series in a manner comparable with the former Phoenix-MFS Investors Growth Stock Series. As part of the reorganizations, the Surviving Series has been renamed Phoenix-MFS Investors Growth Stock Series.

   On March 22, 2002, Janus Growth ("Growth") acquired all of the net assets of Janus Core Equity ("Core Equity") pursuant to an Agreement and Plan of Reorganization approved by Core Equity shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 3,141,426 shares of Growth valued at $22,032,065 for 2,467,046 shares of Core Equity outstanding on March 22, 2002. Core Equity's net assets on that date of $22,032,065, including $1,473,521 of net unrealized appreciation were combined with those of Growth. The aggregate net assets of Growth immediately after the merger were $90,807,708.

   On April 5, 2002, Engemann Capital Growth ("Capital Growth") acquired all of the net assets of Engemann Nifty Fifty ("Nifty Fifty") pursuant to an Agreement and Plan of Reorganization approved by Nifty Fifty shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 2,949,789 shares of Capital Growth valued at $39,773,479 for 4,885,261 shares of Nifty Fifty outstanding on April 5, 2002. Nifty Fifty's net assets on that date of $39,773,479, including $7,975,458 of net unrealized depreciation were combined with those of Capital Growth. The aggregate net assets of Capital Growth immediately after the merger were $862,917,192.

   On April 5, 2002, Oakhurst Strategic Allocation ("Strategic Allocation") acquired all of the net assets of Oakhurst Balanced ("Balanced") pursuant to an Agreement and Plan of Reorganization approved by Balanced shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 17,438,879 shares of Strategic Allocation valued at $236,890,944 for 19,697,824 shares of Balanced outstanding on April 5, 2002. Balanced's net assets on that date of $236,890,944, including $25,034,492 of net unrealized appreciation were combined with those of Strategic Allocation. The aggregate net assets of Strategic Allocation immediately after the merger were $582,665,031.

          THE PHOENIX EDGE(R)-VA FOR NEW YORK (DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 10--MANAGER OF MANAGERS EXEMPTIVE ORDER
   The Phoenix Edge Series Fund ("PESF") and the investment advisor, Phoenix Variable Advisors, Inc. ("PVA"), have received an exemptive order from the Securities and Exchange Commission granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA is, subject to supervision and approval of PESF's Board of Trustees, permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of PESF. PESF and PVA therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

NOTE 11--MIXED AND SHARED FUNDING
   Shares of PESF are not directly offered to the public. Shares of PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix Life Insurance Company ("Phoenix"), PHL Variable Insurance Company ("PHL Variable"), and Phoenix Life and Annuity Company ("PLAC"). Shares of PESF may be offered to separate accounts of other insurance companies in the future.

   The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in PESF or shares of another fund may be substituted.

NOTE 12--PROPOSED REORGANIZATION
   On November 11, 2003, The Board of Trustees of PESF approved a Plan of Reorganization to merge Janus Flexible Income into Goodwin Multi-Sector Fixed Income.

   If the shareholders approve the Plan of Reorganization Janus Flexible Income will transfer all or substantially all of its assets and its liabilities to Goodwin Multi-Sector Fixed Income. In exchange, shareholders of Janus Flexible Income will receive a proportional number of shares in Goodwin Multi-Sector Fixed Income. The shareholders of Janus Flexible Income must approve the Plan of Reorganization before any transaction can take place. The next meeting of the shareholders of Janus Flexible Income will be held on April 14, 2004, at which time, this matter will be submitted for a shareholder vote.

NOTE 13--OTHER
   Effective July 31, 2003, the name of the subadvisor of Northern Dow 30 and Northern Nasdaq-100 Index(R) changed to Northern Trust Investments N.A. from Northern Trust Investments, Inc.

   On October 23, 2003 the Executive Committee of the Board of Trustees of PESF approved replacement of the "Hollister" division of PIC with the "Oakhurst" division of PIC with respect to investment management of Oakhurst Value Equity. The Executive Committee also approved a name change for the Phoenix-Hollister Value Equity Series to the Phoenix-Oakhurst Value Equity Series. The Board of Trustees ratified the Executive Committee's decision at the Board of Trustees meeting on November 11, 2003. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series will not be affected as a result of this change.

   The Board of Trustees of PESF has approved a name change for the Phoenix-Kayne Large-Cap Core Series to the Phoenix-Kayne Rising Dividends Series. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series will not be affected as a result of this change. This change was completed on November 3, 2003.

                         REPORT OF INDEPENDENT AUDITORS



PRICEWATERHOUSECOOPERS [logo]


To the Board of Directors of Phoenix Life Insurance Company and
Participants of Phoenix Life Variable Accumulation Account (The Phoenix Edge(R)-VA for New York (Death Benefit Option 2)):

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Phoenix Life Variable Accumulation Account (The Phoenix Edge(R)-VA for New York (Death Benefit Option 2)) at December 31, 2003, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Phoenix Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2003 by correspondence with the mutual funds, provide a reasonable basis for our opinion.



/s/PricewaterhouseCoopers LLP

Hartford, Connecticut
March 19, 2004

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
Phoenix Life Insurance Company
One American Row
Hartford, Connecticut 06115

PHOENIX EQUITY PLANNING CORPORATION
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

CUSTODIANS
JPMorgan Chase Bank
270 Park Avenue
New York, New York 10017-2070

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

         PHOENIX LIFE
         INSURANCE COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.) CONSOLIDATED FINANCIAL STATEMENTS
         DECEMBER 31, 2003 AND 2002

                                TABLE OF CONTENTS

                                                                                                                   PAGE
                                                                                                               -------------

Report of Independent Auditors............................................................................         F-3

Consolidated Balance Sheet as of December 31, 2003 and 2002...............................................         F-4

Consolidated Statement of Income and Comprehensive Income
  for the years ended 2003, 2002 and 2001.................................................................         F-5

Consolidated Statement of Cash Flows for the years ended 2003, 2002 and 2001..............................         F-6

Consolidated Statement of Changes in Stockholder's Equity
  for the years ended 2003, 2002 and 2001.................................................................         F-7

Notes to Consolidated Financial Statements................................................................       F-8 - F-45

PRICEWATERHOUSECOOPERS [logo]

--------------------------------------------------------------------------------

                                                      PRICEWATERHOUSECOOPERS LLP
                                                                100 Pearl Street
                                                          Hartford CT 06103-4508
                                                        Telephone (860) 241 7000
                                                        Facsimile (860) 241 7590



                         REPORT OF INDEPENDENT AUDITORS



To the Board of Directors and Stockholder of Phoenix Life Insurance Company:

In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income and comprehensive income, cash flows and changes in stockholder's equity present fairly, in all material respects, the financial position of Phoenix Life Insurance Company and its subsidiaries (the Company) at December 31, 2003 and 2002, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for goodwill and other intangible assets in 2002 and for venture capital partnerships, securitized financial instruments and derivative instruments in 2001. In addition, as discussed in Note 1, the Company has revised its financial statements as of December 31, 2002 and for each of the two years in the period ended December 31, 2002.



/s/ PricewaterhouseCoopers LLP

March 9, 2004

                         PHOENIX LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEET
                 ($ amounts in millions, except per share data)
                           DECEMBER 31, 2003 AND 2002


                                                                                                                  2002
                                                                                                 2003           RESTATED
                                                                                            ---------------  ---------------

ASSETS:
Available-for-sale debt securities, at fair value.........................................   $   13,268.8     $   11,889.5
Equity securities, at fair value..........................................................          184.0            251.9
Mortgage loans, at unpaid principal balances..............................................          284.1            468.8
Venture capital partnerships, at equity in net assets.....................................          234.9            228.6
Affiliate equity and debt securities......................................................           47.5            134.7
Policy loans, at unpaid principal balances................................................        2,227.8          2,195.9
Other investments.........................................................................          388.7            380.9
                                                                                            ---------------  ---------------
                                                                                                 16,635.8         15,550.3
Available-for-sale debt and equity securities pledged as collateral.......................        1,350.0          1,358.7
                                                                                            ---------------  ---------------
Total investments.........................................................................       17,985.8         16,909.0
Cash and cash equivalents.................................................................          382.7          1,027.8
Accrued investment income.................................................................          222.3            192.3
Premiums, accounts and notes receivable...................................................          251.8            247.3
Deferred policy acquisition costs.........................................................        1,325.7          1,201.8
Deferred income taxes.....................................................................           30.2             30.0
Goodwill and other indefinite-lived intangible assets.....................................            5.1              3.1
Other assets..............................................................................          162.0            158.0
Separate account and investment trust assets..............................................        6,083.2          4,371.2
                                                                                            ---------------  ---------------
TOTAL ASSETS..............................................................................   $   26,448.8     $   24,140.5
                                                                                            ===============  ===============

LIABILITIES:
Policy liabilities and accruals...........................................................   $   13,088.6     $   12,680.0
Policyholder deposit funds................................................................        3,642.7          3,395.7
Indebtedness..............................................................................          175.0            175.0
Other general account liabilities.........................................................          321.0            378.4
Non-recourse collateralized obligations...................................................        1,472.0          1,609.5
Separate account and investment trust liabilities.........................................        6,083.2          4,371.2
                                                                                            ---------------  ---------------
TOTAL LIABILITIES.........................................................................       24,782.5         22,609.8
                                                                                            ---------------  ---------------

MINORITY INTEREST:
MINORITY INTEREST IN NET ASSETS OF SUBSIDIARIES...........................................           27.9             19.0
                                                                                            ---------------  ---------------

STOCKHOLDER'S EQUITY:
Common stock, ($1,000 par value, 10,000 shares authorized and outstanding)................           10.0             10.0
Additional paid-in capital................................................................        1,714.9          1,714.9
Accumulated deficit.......................................................................         (127.5)          (118.6)
Accumulated other comprehensive income....................................................           41.0            (94.6)
                                                                                            ---------------  ---------------
TOTAL STOCKHOLDER'S EQUITY................................................................        1,638.4          1,511.7
                                                                                            ---------------  ---------------
TOTAL LIABILITIES, MINORITY INTEREST AND STOCKHOLDER'S EQUITY.............................   $   26,448.8     $   24,140.5
                                                                                            ===============  ===============

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME
                             ($ amounts in millions)
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001


                                                                                                 2002              2001
                                                                                2003           RESTATED          RESTATED
                                                                           ---------------  ---------------   ---------------

 REVENUES:
 Premiums................................................................   $    1,042.2     $    1,082.0      $    1,112.7
 Insurance and investment product fees...................................          279.8            260.9             430.0
 Investment income, net of expenses......................................        1,098.2            938.3             885.4
 Net realized investment gains (losses)..................................         (100.0)           (43.8)            136.7
                                                                           ---------------  ---------------   ---------------
 TOTAL REVENUES..........................................................        2,320.2          2,237.4           2,564.8
                                                                           ---------------  ---------------   ---------------

 BENEFITS AND EXPENSES:
 Policy benefits, excluding policyholder dividends.......................        1,454.0          1,436.1           1,406.7
 Policyholder dividends..................................................          418.8            401.8             400.1
 Policy acquisition cost amortization....................................           94.0             91.6             133.0
 Intangible asset amortization...........................................           --                0.2              24.7
 Interest expense on indebtedness........................................           12.2             12.2              20.0
 Interest expense on non-recourse collateralized obligations.............           48.9             30.5              42.3
 Demutualization expenses................................................           --               --                25.9
 Other operating expenses................................................          253.2            290.8             468.8
                                                                           ---------------  ---------------   ---------------
 TOTAL BENEFITS AND EXPENSES.............................................        2,281.1          2,263.2           2,521.5
                                                                           ---------------  ---------------   ---------------
 Income (loss) from continuing operations
   before income taxes and minority interest.............................           39.1            (25.8)             43.3
 Applicable income taxes (benefit).......................................            3.7            (15.4)            (15.3)
                                                                           ---------------  ---------------   ---------------
 Income (loss) from continuing operations before minority interest.......           35.4            (10.4)             58.6
 Minority interest in net income of subsidiaries.........................            0.5              0.6               3.7
                                                                           ---------------  ---------------   ---------------
 INCOME (LOSS) FROM CONTINUING OPERATIONS................................           34.9            (11.0)             54.9
 Loss from discontinued operations.......................................           --               --                (0.9)
                                                                           ---------------  ---------------   ---------------
 INCOME (LOSS) BEFORE CUMULATIVE EFFECT OF ACCOUNTING CHANGES............           34.9            (11.0)             54.0
 Cumulative effect of accounting changes:
 Goodwill and other intangible assets....................................           --              (10.3)             --
 Venture capital partnerships............................................           --               --               (48.8)
 Securitized financial instruments.......................................           --               --               (20.5)
 Derivative instruments..................................................           --               --                 3.9
                                                                           ---------------  ---------------   ---------------
 NET INCOME (LOSS).......................................................   $       34.9     $      (21.3)     $      (11.4)
                                                                           ===============  ===============   ===============

 COMPREHENSIVE INCOME:
 NET INCOME (LOSS).......................................................   $       34.9     $      (21.3)     $      (11.4)
 OTHER COMPREHENSIVE INCOME (LOSS).......................................          135.6           (111.8)            (14.5)
                                                                           ---------------  ---------------   ---------------
 COMPREHENSIVE INCOME (LOSS).............................................   $      170.5     $     (133.1)     $      (25.9)
                                                                           ===============  ===============   ===============

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF CASH FLOWS
                             ($ amounts in millions)
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001


                                                                                                 2002              2001
                                                                                2003           RESTATED          RESTATED
                                                                           ---------------  ---------------   ---------------

 OPERATING ACTIVITIES:
 Income (loss) from continuing operations................................   $       34.9     $      (11.0)     $       54.9
 Net realized investment (gains) losses..................................          100.0             43.8            (136.7)
 Amortization and depreciation...........................................           16.2             20.5              43.2
 Investment loss (income)................................................          (81.6)            67.2              97.4
 Deferred income taxes (benefit).........................................            4.0             (8.8)            (28.3)
 Increase in receivables.................................................          (20.9)           (50.9)            (76.9)
 Deferred policy acquisition costs (increase) decrease...................         (111.5)          (174.1)            (76.2)
 (Increase) decrease in policy liabilities and accruals..................          469.6            468.4             322.0
 Other assets and other liabilities net change...........................          (18.4)           (57.9)             62.6
                                                                           ---------------  ---------------   ---------------
 Cash from continuing operations.........................................          392.3            297.2             262.0
 Discontinued operations, net............................................          (34.3)           (53.1)            (75.1)
                                                                           ---------------  ---------------   ---------------
 CASH FROM OPERATING ACTIVITIES..........................................          358.0            244.1             186.9
                                                                           ---------------  ---------------   ---------------

INVESTING ACTIVITIES:
Investment purchases....................................................        (5,611.5)        (4,951.5)         (3,822.3)
Investment sales, repayments and maturities.............................         4,417.2          3,550.0           2,285.0
Debt and equity securities pledged as collateral purchases..............           (56.9)          (891.6)           (116.4)
Debt and equity securities pledged as collateral sales..................           171.5             96.0             127.4
Subsidiary purchases....................................................            --               --              (368.1)
Subsidiary sales........................................................            --               --               659.8
Premises and equipment additions........................................           (19.6)           (13.6)            (13.7)
Premises and equipment dispositions.....................................            --               --                --
Discontinued operations, net............................................            (6.7)            37.8              77.5
                                                                           ---------------  ---------------  ----------------
CASH (FOR) FROM INVESTING ACTIVITIES....................................        (1,106.0)        (2,172.9)         (1,170.8)
                                                                           ---------------  ---------------  ----------------

 FINANCING ACTIVITIES:
 Policyholder deposit fund receipts, net.................................          247.0          1,669.9             836.8
 Other indebtedness proceeds.............................................           --               --               180.0
 Indebtedness repayments.................................................           --               --              (144.5)
 Collateralized obligations proceeds (repayments), net...................          (99.6)           841.6              --
 Common stock issuance...................................................           --               --                10.0
 Common stock dividends paid.............................................          (44.5)          (113.8)           (132.3)
 Capital contributions from parent.......................................           --               --                78.6
 Minority interest distributions.........................................           --               --                (5.8)
 Other financing activities, net.........................................           --               --                --
                                                                          ----------------  ---------------  ----------------
 CASH FROM FINANCING ACTIVITIES..........................................          102.9          2,397.7             822.8
                                                                          ----------------  ---------------  ----------------
 CHANGE IN CASH AND CASH EQUIVALENTS.....................................         (645.1)           468.9            (161.1)
 Cash and cash equivalents, beginning of year............................        1,027.8            558.9             720.0
                                                                          ----------------  ---------------  ----------------
 CASH AND CASH EQUIVALENTS, END OF YEAR..................................  $       382.7     $    1,027.8     $       558.9
                                                                          ================  ===============  ================

Included in cash and cash equivalents above is cash pledged as collateral of $72.0 million, $57.0 million and $11.0 million at December 31, 2003, 2002 and 2001, respectively.

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDER'S EQUITY
                 ($ amounts in millions, except per share data)
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001


                                                                                                 2002             2001
                                                                                2003           RESTATED         RESTATED
                                                                           ---------------  ---------------  ---------------

COMMON STOCK AND ADDITIONAL PAID-IN CAPITAL:
Transfer from retained earnings for common shares
   issued in demutualization (10,000 shares)............................    $       --       $       --       $     1,722.0
Contribution from parent for transfer of additional
   minimum pension liability............................................            --               14.4              --

RETAINED EARNINGS (ACCUMULATED DEFICIT):
Net income (loss).......................................................            34.9            (21.3)            (11.4)
Common stock dividends declared.........................................           (44.5)          (113.8)           (132.3)
Transfer to common stock and additional paid-in capital
   for common shares issued in demutualization..........................            --               --            (1,722.0)
Demutualization contribution from parent................................            --               --               130.1
Policyholder cash payments and policy credits...........................            --               --               (41.5)
Equity adjustment for policyholder dividend obligation, net.............            --               --               (30.3)
Other equity adjustments................................................             0.7             --                 3.2

ACCUMULATED OTHER COMPREHENSIVE INCOME:
Other comprehensive income (loss).......................................           135.6           (111.8)            (14.5)
                                                                           ---------------  ---------------  ---------------
CHANGE IN STOCKHOLDER'S EQUITY..........................................           126.7           (232.5)            (96.7)
Stockholder's equity, beginning of year.................................         1,511.7          1,744.2           1,840.9
                                                                           ---------------  ---------------  ---------------
STOCKHOLDER'S EQUITY, END OF YEAR.......................................    $    1,638.4     $    1,511.7     $     1,744.2
                                                                           ===============  ===============  ===============

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                             ($ amounts in millions)
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001


1. ORGANIZATION AND OPERATIONS

Phoenix Life Insurance Company and its subsidiaries (together, Phoenix Life) offer a broad range of life insurance and annuity products in the United States of America. Phoenix Life Insurance Company is a wholly-owned subsidiary of The Phoenix Companies, Inc. (The Phoenix Companies), a publicly traded company on the New York Stock Exchange. Significant intercompany accounts and transactions have been eliminated in consolidating these financial statements. We have restated certain amounts on our Consolidated Statement of Income and Comprehensive Income and our Consolidated Balance Sheet which is further described below. Also, we have reclassified certain amounts for 2002 and 2001 to conform with 2003 presentations.

We have prepared these financial statements in accordance with generally accepted accounting principles (GAAP). In preparing these financial statements in conformity with GAAP, we are required to make estimates and assumptions that affect the reported amounts of assets and liabilities at reporting dates and the reported amounts of revenues and expenses during the reporting periods. Actual results will differ from these estimates and assumptions. We employ significant estimates and assumptions in the determination of deferred policy acquisition costs; policyholder liabilities and accruals; the valuation of goodwill and other intangible assets, investments in debt and equity securities, venture capital partnerships and affiliates; pension and other postemployment benefits liabilities and accruals for contingent liabilities. Significant accounting policies are presented throughout the notes in italicized type.

In December 1999, we began the process of reorganizing and demutualizing our then principal operating company, Phoenix Home Life Mutual Insurance Company (Phoenix Home Life). We completed the process in June 2001, when all policyholder membership interests in the mutual company were extinguished and eligible policyholders of the mutual company received shares of common stock, $28.8 of cash and $12.7 of policy credits as compensation. Phoenix Home Life's retained earnings immediately following the demutualization (net of cash payments and policy credits that were charged directly to retained earnings) were reclassified to common stock and additional paid-in capital valued at $1,722.0. To protect the future dividends of these policyholders, we also established a closed block for their existing policies, which we describe in
Note 2.

ACCOUNTING CHANGES

As of December 31, 2003, we adopted a new accounting standard for special purpose variable interest entities which we describe further in Note 7. We recognized no cumulative effect of accounting change in 2003 as a result of our adoption of this new accounting standard.

At the beginning of 2002, we adopted a new accounting standard for goodwill and other intangible assets and recorded the cumulative effect of the adoption as a charge to earnings. We describe the adoption of this standard further in Note 4.

At the beginning of 2001, we adopted a new accounting standard for derivative instruments and recorded the cumulative effect of the adoption as a credit to both earnings and other comprehensive income. We describe the adoption further in Note 12. Also at the beginning of 2001, we changed our accounting for venture capital partnerships to remove the lag in reporting their operating results and recorded the effect of this change as a charge to earnings. Additionally, in the beginning of the second quarter of 2001, we adopted a new accounting pronouncement for securitized financial instruments and recorded the cumulative effect of the adoption as a charge to earnings. We describe these changes further in Note 3.

Pro forma information on income (loss) from continuing operations for 2001 assuming retroactive application of the accounting changes for goodwill and other intangible assets and venture capital partnerships follows:

                                                                     2001
                                                --------------------------------
                                                                     ACTUAL
                                                  PRO FORMA         RESTATED
                                                ---------------  ---------------

Income (loss) from continuing operations......   $       65.3     $       54.9

Effective January 1, 2004, we are required to adopt the AICPA's Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts (SOP 03-1). SOP 03-1 provides guidance related to the accounting, reporting and disclosure of certain insurance contracts and separate accounts, including guidance for computing reserves for products with guaranteed benefits, such as guaranteed minimum death benefits, and for products with annuitization benefits such as guaranteed minimum income benefits. In addition, SOP 03-1 addresses the presentation and reporting of separate accounts, as well as rules concerning the capitalization and amortization of sales inducements. This new accounting standard largely codifies our current accounting and reserving practices related to our applicable non-traditional long-duration contracts and separate accounts and, thus, our adoption is not expected to have a material effect on our financial statements.

We have restated certain 2002 and 2001 amounts on our Consolidated Statement of Income and Comprehensive Income and our Consolidated Balance Sheet with respect to our method of consolidation for several of our sponsored collateralized obligation trusts which we further describe in Note 7. Revised and originally reported amounts for select financial statement components for the years 2002 and 2001 and as of 2002 follow ($ amounts in millions, except per share data):

                                                                       2002                               2001
                                                         ---------------------------------  ---------------------------------
                                                               AS                AS               AS                AS
                                                            RESTATED          REPORTED         RESTATED          REPORTED
                                                         ---------------   ---------------  ---------------   ---------------
INCOME STATEMENT DATA
Investment income......................................   $      938.3      $      907.3     $      885.4      $      842.7
Realized investment gains (losses).....................          (43.8)            (17.5)           136.7             150.1
Interest expense on non-recourse
  collateralized obligations...........................           30.5              --               42.3              --
Net (income) loss from continuing operations...........          (11.0)             15.3             54.9              66.5
Net income (loss)......................................   $      (21.3)     $        5.0     $      (11.4)     $        1.1

BALANCE SHEET DATA
Available-for-sale equity securities...................   $      251.9      $      256.9
Available-for-sale debt and equity securities
  pledged as collateral................................        1,358.7              --
Cash and cash equivalents..............................        1,027.8             970.8
Other assets...........................................          158.0             146.8
Separate account assets................................        4,371.2              --
Separate account and investment trust assets...........           --             5,793.1
Non-recourse collateralized obligations................        1,609.5              --
Separate account liabilities...........................        4,371.2              --
Separate account and investment trust liabilities......           --             5,793.1
Minority interest in net assets of subsidiaries........           19.0               1.7
Stockholder's equity...................................   $    1,511.7      $    1,716.6

As reported 2002 and 2001, amounts reflect reclassifications related to discontinued operations and other reclassifications to conform to 2003 presentation. Reduction of December 2001 stockholder's equity due to the change in method of consolidation of $87.9 million is reflected as a decrease to 2002 opening stockholder's equity.

BUSINESS COMBINATIONS AND DISPOSITIONS

In January of 2001, Phoenix Life purchased the minority interest in Phoenix Investment Partners, Ltd. (Phoenix Investment Partners). This increased Phoenix Life's ownership from approximately 60% to 100%. On June 25, 2001 Phoenix Life sold Phoenix Investment Partners and certain other subsidiaries to The Phoenix Companies. Consequently, Phoenix Life's 2001 results include 100% of the results of Phoenix Investment Partners and certain other subsidiaries through June 25, 2001. Had both these transactions been completed at the beginning of 2001, our operating results would have differed. Selected operating information on a pro forma and an actual basis for the year 2001 follows:

                                                                  2001
                                                --------------------------------
                                                                     ACTUAL
                                                  PRO FORMA         RESTATED
                                                ---------------  ---------------

Revenues......................................   $    2,182.7     $    2,564.8
Income (loss) from continuing operations......   $      (35.0)    $       54.9


2. LIFE AND ANNUITY ACTIVITIES

The Life and Annuity activities includes individual life insurance and annuity products, including universal life, variable life, term life and fixed and variable annuities. It also includes the results of our closed block, which consists primarily of participating whole life products.

PREMIUM AND FEE REVENUE AND RELATED EXPENSES

We recognize life insurance premiums, other than premiums for universal life and certain annuity contracts, as premium revenue pro rata over the related contract periods. We match benefits, losses and related expenses with premiums over the related contract periods. Revenues for universal life products consist of net investment income and mortality, administration and surrender charges assessed against the fund values during the period. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values.

REINSURANCE

We use reinsurance agreements to provide for greater diversification of business, allow us to control exposure to potential losses arising from large risks and provide additional capacity for growth.

We recognize assets and liabilities related to reinsurance ceded contracts on a gross basis. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

We remain liable to the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect. Failure of the reinsurers to honor their obligations could result in losses to us; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize our exposure to significant losses from reinsurance insolvencies, we evaluate the financial condition of our reinsurers and monitor concentration of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers.

Our reinsurance program varies based on the type of risk, for example:

   o On direct policies, the maximum of individual life insurance retained by us on any one life is $10 million for single life and joint first-to-die policies and $12 million for joint last-to-die policies, with excess amounts ceded to reinsurers.
   o We reinsure 80% of the mortality risk on the inforce block of the Confederation Life business we acquired in December 1997.
   o We entered into two separate reinsurance agreements in 1998 and 1999 to reinsure 80% and 60%, respectively, of the mortality risk on a substantial portion of our otherwise retained individual life insurance business.
   o We reinsure 80% to 90% of the mortality risk on certain new issues of term.
   o We reinsure 100% of guaranteed minimum death benefits on a block of variable deferred annuities issued between January 1, 1996 through December 31, 1999, including subsequent deposits. We retain the guaranteed minimum death benefits risks on the remaining variable deferred annuity inforce that is not covered by this reinsurance arrangement.
   o We assume and cede business related to the group accident and health block in run-off. While we are not writing any new contracts, we are contractually obligated to assume and cede premiums related to existing contracts.

Additional information on direct business written and reinsurance assumed and ceded for continuing operations for 2003, 2002 and 2001 follows ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Direct premiums.........................................................    $    1,092.1     $    1,104.2     $    1,145.5
Premiums assumed from reinsureds........................................            15.5             16.9              0.6
Premiums ceded to reinsurers............................................           (65.4)           (39.1)           (33.4)
                                                                           ---------------  ---------------  ---------------
PREMIUMS................................................................    $    1,042.2     $    1,082.0     $    1,112.7
                                                                           ===============  ===============  ===============
Percentage of amount assumed to net premiums............................             1.5%             1.6%             0.1%
                                                                           ===============  ===============  ===============

Direct policy benefits incurred.........................................    $      404.1     $      370.2     $      366.5
Policy benefits assumed from reinsureds.................................            34.8             27.6             17.2
Policy benefits ceded to reinsurers.....................................           (57.1)           (47.0)           (53.0)
                                                                           ---------------  ---------------  ---------------
POLICY BENEFITS.........................................................    $      381.8     $      350.8     $      330.7
                                                                           ===============  ===============  ===============

Direct life insurance inforce...........................................    $  122,591.8     $  112,842.8     $  105,517.9
Life insurance inforce assumed from reinsureds..........................           168.7            440.9             28.1
Life insurance inforce ceded to reinsurers..............................       (77,214.9)       (74,265.8)       (69,127.0)
                                                                           ---------------  ---------------  ---------------
LIFE INSURANCE INFORCE..................................................    $   45,545.6     $   39,017.9     $   36,419.0
                                                                           ===============  ===============  ===============
Percentage of amount assumed to net insurance inforce...................             0.4%             1.1%             0.1%
                                                                           ===============  ===============  ===============

Irrevocable letters of credit aggregating $57.7 million at December 31, 2003 have been arranged with commercial banks in favor of us to collateralize the ceded reserves.

VALLEY FORGE LIFE INSURANCE

In July 2002, we acquired the variable life and variable annuity business of Valley Forge Life Insurance Company (a subsidiary of CNA Financial Corporation), effective July 1, 2002. The business acquired had a total account value of $557.0 at June 30, 2002. This transaction was effected through a combination of coinsurance and modified coinsurance.

DEFERRED POLICY ACQUISITION COSTS

The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to production of new business, are deferred. In connection with our acquisitions of the Confederation Life business (1997), we recognized an asset for the present value of future profits (PVFP) representing the present value of estimated net cash flows embedded in the existing contracts acquired. This asset is included in deferred acquisition costs (DAC).

We amortize DAC and PVFP based on the related policy's classification. For individual participating life insurance policies, DAC and PVFP are amortized in proportion to estimated gross margins. For universal life, variable universal life and accumulation annuities, DAC and PVFP are amortized in proportion to estimated gross profits. Policies may be surrendered for value or exchanged for a different one of our products (internal replacement); the DAC balance associated with the replaced or surrendered policies is amortized to reflect these surrenders.

The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality and contract cancellations (i.e., lapses, withdrawals and surrenders). These assumptions are reviewed on a regular basis and are generally based on our past experience, industry studies, regulatory requirements and judgments about the future. Changes in estimated gross margins and gross profits based on actual experiences are reflected as an adjustment to total amortization to date resulting in a charge or credit to earnings. Finally, analyses are performed periodically to assess whether there are sufficient gross margins or gross profits to amortize the remaining DAC balances.

In 2002, we revised the mortality assumptions used in the development of estimated gross margins for the traditional participating block of business to reflect favorable experience. This revision resulted in a decrease in deferred policy acquisition cost amortization of $22.1 million ($14.4 million after income taxes). Also in 2002, we revised the long-term market return assumption for the variable annuity block of business from 8% to 7%. In addition, we recorded an impairment charge related to the recoverability of our deferred acquisition cost asset related to the variable annuity business. The revision in long-term market return assumption and the impairment charge resulted in a $13.5 million pre-tax ($8.8 million after income taxes) increase in policy acquisition cost amortization expense in the third quarter of 2002.

The activity in deferred policy acquisition costs for the years 2003, 2002 and 2001 follows:

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Direct acquisition costs deferred excluding acquisitions................    $      205.5     $      217.0     $      206.1
Acquisition costs recognized in Valley Forge Life acquisition...........            --               48.5             --
Costs amortized to expenses:
  Recurring costs related to operations.................................           (98.1)           (88.5)          (122.5)
(Cost) credit related to realized investment gains or losses............             4.1            (25.1)           (10.5)
  Non-recurring (cost) or credit for change in actuarial assumptions....            --               22.1             --
(Cost) or credit offsets to net unrealized investment gains or losses
  included in other comprehensive income................................            12.4            (95.9)            28.5
Equity adjustment for policyholder dividend obligation..................            --               --                3.1
                                                                           ---------------  ---------------  ---------------
Change in deferred policy acquisition costs.............................           123.9             78.1            104.7
Deferred policy acquisition costs, beginning of year....................         1,201.8          1,123.7          1,019.0
                                                                           ---------------  ---------------  ---------------
DEFERRED POLICY ACQUISITION COSTS, END OF YEAR..........................    $    1,325.7     $    1,201.8     $    1,123.7
                                                                           ===============  ===============  ===============

POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for life and annuity products. We establish liabilities in amounts adequate to meet the estimated future obligations of policies inforce. Future policy benefits for traditional life insurance are computed using the net level premium method on the basis of actuarial assumptions as to contractual guaranteed rates of interest, mortality rates guaranteed in calculating the cash surrender values described in such contracts and morbidity. Future policy benefits for variable universal life, universal life and annuities in the accumulation phase are computed using the deposit-method which is the sum of the account balance, unearned revenue liability and liability for minimum policy benefits. Future policy benefits for term and annuities in the payout phase that have significant mortality risk are computed using the net premium method on the basis of actuarial assumptions at the issue date of these contracts for rates of interest, contract administrative expenses, mortality and surrenders. We establish liabilities for outstanding claims, losses and loss adjustment expenses based on individual case estimates for reported losses and estimates of unreported losses based on past experience.

Policyholder liabilities are primarily for participating life insurance policies and universal life insurance policies. For universal life, this includes deposits received from customers and investment earnings on their fund balances, which range from 4.0% to 6.25% as of December 31, 2003 and 4.0% to 7.0% as of December 31, 2002, less administrative and mortality charges.

POLICYHOLDER DEPOSIT FUNDS

Policyholder deposit funds primarily consist of annuity deposits received from customers, dividend accumulations and investment earnings on their fund balances, which range from 1.0% to 12.3% as of December 31, 2003, less administrative charges.

FAIR VALUE OF INVESTMENT CONTRACTS

For purposes of fair value disclosures (Note 12), we determine the fair value of guaranteed interest contracts by assuming a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of projected contractual liability payments through final maturity. We valued the fair value of deferred annuities and supplementary contracts without life contingencies with an interest guarantee of one year or less at the amount of the policy reserve. In determining the fair value of deferred annuities and supplementary contracts without life contingencies with interest guarantees greater than one year, we used a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of the projected account value of the policy at the end of the current guarantee period.

Deposit type funds, including pension deposit administration contracts, dividend accumulations, and other funds left on deposit not involving life contingencies, have interest guarantees of less than one year for which interest credited is closely tied to rates earned on owned assets. For these liabilities, we assume fair value to be equal to the stated liability balances.

PARTICIPATING LIFE INSURANCE

Participating life insurance inforce was 38.8% and 45.5% of the face value of total individual life insurance inforce at December 31, 2003 and 2002, respectively. The premiums on participating life insurance policies were 67.4%, 70.4% and 73.5% of total individual life insurance premiums in 2003, 2002, and 2001, respectively.

FUNDS UNDER MANAGEMENT

Activity in annuity funds under management for 2003, 2002 and 2001 follows ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Deposits................................................................    $    1,428.1     $    2,258.5     $    1,492.9
Performance.............................................................           865.2           (338.0)          (563.1)
Fees....................................................................           (57.7)           (58.8)           (67.3)
Benefits and surrenders.................................................          (925.3)          (777.3)          (516.6)
                                                                           ---------------  ---------------  ---------------
Change in funds under management........................................         1,310.3          1,084.4            345.9
Funds under management, beginning of year...............................         5,833.5          4,749.1          4,403.2
                                                                           ---------------  ---------------  ---------------
ANNUITY FUNDS UNDER MANAGEMENT, END OF YEAR.............................    $    7,143.8     $    5,833.5     $    4,749.1
                                                                           ===============  ===============  ===============

DEMUTUALIZATION AND CLOSED BLOCK

Phoenix Home Life Mutual Insurance Company demutualized on June 25, 2001 by converting from a mutual life insurance company to a stock life insurance company, became a wholly-owned subsidiary of The Phoenix Companies, Inc. and changed its name to Phoenix Life Insurance Company.

Effective June 30, 2001, we adopted a new accounting pronouncement, which provided guidance on accounting by insurance enterprises for demutualization, including the emergence of earnings from and the financial presentation of the closed block established in connection with the demutualization. The pronouncement specifies that closed block assets, liabilities, revenues and expenses should be displayed with all other assets, liabilities, revenues and expenses of the insurance enterprise based on the nature of the particular item, with appropriate disclosures relating to the closed block. We recorded a charge on adoption of $30.3 million to equity representing the establishment of the policyholder dividend obligation along with the corresponding effect on deferred policy acquisition costs and deferred income taxes.

As specified in the plan of reorganization, Phoenix Life established a closed block as of December 31, 1999 to preserve over time the reasonable dividend expectations of individual life and annuity policyholders for which dividends were currently being paid or were expected to be paid under the then-current dividend scale. The closed block comprises a defined limited group of policies and a defined set of assets, is governed by a set of operating rules and will continue in effect as long as any policy in the closed block remains in effect.

Phoenix Life allocated assets to the closed block in an amount we believed sufficient to produce cash flows which, together with anticipated premiums and other revenues from the policies included in the closed block, we expect to support payment of obligations relating to these policies. These obligations include the payment of claims, certain expenses, taxes and policyholder dividends, which we estimated to continue at rates in effect for 2000.

We use the same accounting principles to account for the participating policies included in the closed block as we used prior to the date of demutualization. The only accounting policy difference is the establishment of the policyholder dividend obligation, described below.

The closed block assets, including future assets from cash flows generated by the assets and premiums and other revenues from the policies in the closed block, will benefit only holders of the policies in the closed block. The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, investment purchases and sales, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions, investment income and realized investment gains and losses on investments held outside the closed block that support the closed block business. All of these excluded income and expense items enter into the determination of total gross margins of closed block policies for the purpose of amortization of deferred policy acquisition costs.

In our financial statements, we present closed block assets, liabilities, revenues and expenses together with all other assets, liabilities, revenues and expenses. Within closed block liabilities, we have established a policyholder dividend obligation to record an additional liability to closed block policyholders for cumulative closed block earnings in excess of expected amounts calculated at the date of demutualization. These closed block earnings will not inure to stockholders but will result in additional future dividends to closed block policyholders unless otherwise offset by future performance of the closed block that is less favorable than expected.

As closed block liabilities exceed closed block assets, we have a net closed block liability at each period-end. This net liability represents the maximum future earning contribution to be recognized from the closed block and the change in this net liability each period is in the earnings contribution recognized from the closed block for the period. To the extent that actual cash flows differ from amounts anticipated, we may adjust policyholder dividends. If the closed block has excess funds, those funds will be available only to the closed block policyholders. However, if the closed block has insufficient funds to make policy benefit payments that are guaranteed, the payments will be made from assets outside of the closed block.

Summarized information on closed block assets and liabilities as of December 31, 2003 and 2002 and inception (December 31, 1999) follows ($ amounts in millions):

                                                                                2003             2002           INCEPTION
                                                                           ---------------  ---------------  ----------------

Debt securities.........................................................    $    6,906.4     $    6,431.1     $    4,773.1
Equity securities.......................................................            82.9             --               --
Mortgage loans..........................................................           228.5            373.2            399.0
Venture capital partnerships............................................            38.6              0.8             --
Policy loans............................................................         1,386.8          1,399.0          1,380.0
Other invested assets...................................................            46.7             --               --
                                                                           ---------------  ---------------  ----------------
Total closed block investments..........................................         8,689.9          8,204.1          6,552.1
Cash and cash equivalents...............................................            40.5            187.1             --
Accrued investment income...............................................           120.2            110.9            106.8
Receivables.............................................................            43.0             42.1             35.2
Deferred income taxes...................................................           377.0            402.7            389.4
Other closed block assets...............................................            62.3             45.2              6.2
                                                                           ---------------  ---------------  ----------------
TOTAL CLOSED BLOCK ASSETS...............................................         9,332.9          8,992.1          7,089.7
                                                                           ---------------  ---------------  ----------------
Policy liabilities and accruals.........................................         9,723.1          9,449.0          8,301.7
Policyholder dividends payable..........................................           369.8            363.4            325.1
Policyholder dividend obligation........................................           519.2            547.3             --
Other closed block liabilities..........................................            63.0             24.2             12.3
                                                                           ---------------  ---------------  ----------------
TOTAL CLOSED BLOCK LIABILITIES..........................................        10,675.1         10,383.9          8,639.1
                                                                           ---------------  ---------------  ----------------
EXCESS OF CLOSED BLOCK LIABILITIES OVER CLOSED BLOCK ASSETS.............    $    1,342.2     $    1,391.8     $    1,549.4
                                                                           ===============  ===============  ================

Closed block revenues and expenses and changes in the policyholder dividend obligation, all for the cumulative period from inception through December 31, 2003, the years 2003 and 2002 follow ($ amounts in millions):

                                                                             CUMULATIVE
                                                                                FROM
                                                                             INCEPTION           2003             2002
                                                                           ---------------  ---------------  ---------------


Premiums................................................................    $    4,238.1     $    1,000.1     $    1,043.2
Net investment income...................................................         2,211.2            573.1            562.0
Net realized investment losses..........................................           (89.1)            (9.4)           (49.3)
                                                                           ---------------  ---------------  ---------------
TOTAL REVENUES..........................................................         6,360.2          1,563.8          1,555.9
                                                                           ---------------  ---------------  ---------------
Policy benefits, excluding dividends....................................         4,360.5          1,058.0          1,079.4
Other operating expenses................................................            49.0             10.0             10.3
                                                                           ---------------  ---------------  ---------------
Total benefits and expenses, excluding policyholder dividends...........         4,409.5          1,068.0          1,089.7
                                                                           ---------------  ---------------  ---------------
Closed block contribution to income before dividends and income taxes...         1,950.7            495.8            466.2
Policyholder dividends..................................................         1,596.3            419.4            400.7
                                                                           ---------------  ---------------  ---------------
Closed block contribution to income before income taxes.................           354.4             76.4             65.5
Applicable income taxes.................................................           124.5             26.8             22.6
                                                                           ---------------  ---------------  ---------------
CLOSED BLOCK CONTRIBUTION TO INCOME.....................................    $      229.9     $       49.6     $       42.9
                                                                           ===============  ===============  ===============

Policyholder dividends provided through earnings........................    $    1,641.5     $      419.4     $      400.7
Policyholder dividends provided through other comprehensive income......           432.7            (45.5)           369.4
                                                                           ---------------  ---------------  ---------------
ADDITIONS TO POLICYHOLDER DIVIDEND LIABILITIES..........................         2,074.2            373.9            770.1
POLICYHOLDER DIVIDENDS PAID.............................................        (1,510.3)          (395.6)          (383.9)
                                                                           ---------------  ---------------  ---------------
Change in policyholder dividend liabilities.............................           563.9            (21.7)           386.2
Policyholder dividend liabilities, beginning of period..................           325.1            910.7            524.5
                                                                           ---------------  ---------------  ---------------
Policyholder dividend liabilities, end of period........................           889.0            889.0            910.7
Less: policyholder dividends payable, end of period.....................           369.8            369.8            363.4
                                                                           ---------------  ---------------  ---------------
POLICYHOLDER DIVIDEND OBLIGATION, END OF PERIOD.........................    $      519.2     $      519.2     $      547.3
                                                                           ===============  ===============  ===============

In addition to the closed block assets, we hold assets outside the closed block in support of closed block liabilities. We recognize investment earnings on these invested assets, less deferred policy acquisition cost amortization and allocated expenses, as an additional source of earnings to our stockholders.


3. INVESTING ACTIVITIES

DEBT AND EQUITY SECURITIES

We classify our debt and equity securities as available-for-sale and report them in our balance sheet at fair value. Fair value is based on quoted market price, where available. When quoted market prices are not available, we estimate fair value by discounting debt security cash flows to reflect interest rates currently being offered on similar terms to borrowers of similar credit quality (private placement debt securities), by quoted market prices of comparable instruments (untraded public debt securities) and by independent pricing sources or internally developed pricing models (equity securities).

See Note 7 for information on available-for-sale debt and equity securities pledged as collateral.

Fair value and cost of our debt securities at December 31, 2003 and 2002 follows:

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                           FAIR VALUE           COST          FAIR VALUE          COST
                                                         ---------------   ---------------  ---------------  ---------------

U.S. government and agency.............................   $      755.2      $      714.5     $      457.0     $      426.7
State and political subdivision........................          510.3             468.4            534.7            481.9
Foreign government.....................................          260.4             239.0            183.9            168.4
Corporate..............................................        6,763.4           6,408.2          5,485.2          5,138.7
Mortgage-backed........................................        3,097.5           2,963.4          3,099.9          2,901.9
Other asset-backed.....................................        1,882.0           1,863.6          2,128.8          2,094.1
                                                         ---------------   ---------------  ---------------  ---------------
DEBT SECURITIES........................................   $   13,268.8      $   12,657.1     $   11,889.5     $   11,211.7
                                                         ===============   ===============  ===============  ===============

Amounts applicable to the closed block.................   $    6,906.4      $    6,471.1     $    6,431.1     $    5,952.9
                                                         ===============   ===============  ===============  ===============

For mortgage-backed and other asset-backed debt securities, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic lives of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and any resulting adjustment is included in net investment income. For certain asset-backed securities, changes in estimated yield are recorded on a prospective basis and specific valuation methods are applied to these securities to determine if there has been an other-than-temporary decline in value.

For 2003 and 2002, net investment income was lower by $10.4 million and $6.2 million, respectively, due to non-income producing debt securities. Of these amounts, $5.5 million and $5.2 million, respectively, related to the closed block.

Fair value and cost of our general account equity securities as of December 31, 2003 and 2002 follow ($ amounts in millions):

                                                                      2003                               2002
                                                          FAIR VALUE           COST          FAIR VALUE          COST
                                                         ---------------   ---------------  ---------------  ---------------

Hilb, Rogal and Hamilton (HRH) common stock............   $       --        $       --       $       11.1     $        2.6
GE Life and Annuity Assurance and
  GE Group Life Assurance common stock.................           --                --               60.5             50.4
Lombard International Assurance, S.A...................           41.1              41.1             33.8             33.8
PXRE Group common stock................................           --                --               27.7              9.4
Other equity securities................................          142.9             127.3            118.8            112.4
                                                         ---------------   ---------------  ---------------  ---------------
EQUITY SECURITIES......................................   $      184.0      $      168.4     $      251.9     $      208.6
                                                         ===============   ===============  ===============  ===============

Amounts applicable to the closed block.................   $       82.9      $       75.0     $       --       $       --
                                                         ===============   ===============  ===============  ===============

In the fourth quarter of 2003, we sold our 3.0% and 3.1% equity interests in two life insurance subsidiaries of General Electric Company for $72.0 million and realized a gain of $21.6 million ($14.0 million after income taxes). Also in that quarter, we sold our 9.3% equity interest in PXRE Group Ltd., a property catastrophe reinsurer, for $23.1 million and realized a gain of $13.7 million ($8.9 million after income taxes).

Lombard International Assurance, S.A. (Lombard) is a pan-European life insurance company, based in Luxembourg, which writes unit-linked life assurance policies for high-net-worth private investors. We own 12% of Lombard's ordinary shares and Aberdeen owns an additional 15% of Lombard's ordinary shares.

Hilb, Rogal and Hamilton Company (HRH) is a Virginia-based property and casualty insurance and employee benefit products distributor, traded on the New York Stock Exchange; we owned 6.4% of its common shares, as well as convertible debt securities, and, prior to November 2002, we had a contractual right to designate two nominees for election to its board of directors. In November 2002, we completed a transaction where it is no longer appropriate to consider HRH as an affiliate for accounting and reporting purposes.

Our ownership of HRH included common stock and convertible notes, which we received when we sold our property and casualty insurance distribution business to HRH in 1999. The common stock and the notes, if converted, would have represented 16.8% of HRH's common stock outstanding.

On November 12, 2002, we converted our HRH note into shares of HRH common stock, when our total HRH holdings had a total fair value of $167.1. On the following day, we sold shares of HRH common stock to The Phoenix Companies for $157.4.

As a result of these transactions, we recorded a gross realized investment gain of $107.1 in 2002. Net of offsets for applicable deferred policy acquisition costs, our realized gain was $38.8. We calculated our gains using the specific identification of the securities sold.

In 2003, we sold our remaining shares of HRH common stock in the open market for $9.4 million and recorded a gross realized investment gain of $6.9 million ($4.5 million after income taxes).

Gross and net unrealized gains and losses from our general account's debt and equity securities as of December 31, 2003 and 2002 follow ($ amounts in millions):

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                             GAINS             LOSSES           GAINS            LOSSES
                                                         ---------------   ---------------  ---------------  ---------------

U.S. government and agency.............................   $       44.0      $       (1.5)    $       30.5     $       (0.2)
State and political subdivision........................           43.5              (1.6)            53.1             (0.3)
Foreign government.....................................           23.2              (1.8)            20.2             (4.7)
Corporate..............................................          400.4             (47.0)           442.8            (96.3)
Mortgage-backed........................................          143.4              (9.3)           198.5             (0.5)
Other asset-backed.....................................           55.6             (37.2)            85.0            (50.3)
                                                         ---------------   ---------------  ---------------  ---------------
Debt securities gains and losses.......................   $      710.1      $      (98.4)    $      830.1     $     (152.3)
                                                         ===============   ===============  ===============  ===============
DEBT SECURITIES NET GAINS..............................   $      611.7                       $      677.8
                                                         ===============                    ===============

Hilb, Rogal and Hamilton common stock..................   $       --        $       --       $        8.5     $       --
GE Life and Annuity Assurance and
  GE Group Life Assurance common stock.................           --                --               10.1             --
PXRE Group common stock................................           --                --               18.3             --
Other equity securities................................           17.4              (1.8)            21.8            (15.4)
                                                         ---------------   ---------------  ---------------  ---------------
Equity securities gains and losses.....................   $       17.4      $       (1.8)    $       58.7     $      (15.4)
                                                         ===============   ===============  ===============  ===============
EQUITY SECURITIES NET GAINS............................   $       15.6                       $       43.3
                                                         ===============                    ===============

The aging of temporarily impaired general account debt and equity securities as of December 31, 2003 is as follows ($ amounts in millions):

                                               LESS THAN 12 MONTHS       GREATER THAN 12 MONTHS               TOTAL
                                            --------------------------- --------------------------- ---------------------------
                                                FAIR       UNREALIZED       FAIR       UNREALIZED       FAIR       UNREALIZED
                                                VALUE        LOSSES        VALUE         LOSSES        VALUE         LOSSES
                                            ------------- ------------- ------------- ------------- ------------- -------------
DEBT SECURITIES
U.S. government and agency................   $     90.2    $     (1.5)   $     --      $     --      $     90.2    $     (1.5)
State and political subdivision...........         63.8          (1.6)         --            --            63.8          (1.6)
Foreign government........................         14.6          (1.8)         --            --            14.6          (1.8)
Corporate.................................        915.9         (31.5)        193.6         (15.5)      1,109.5         (47.0)
Mortgage-backed...........................        640.7          (9.3)          1.5          --           642.2          (9.3)
Other asset-backed........................        240.4         (10.6)        135.4         (26.6)        375.8         (37.2)
                                            ------------- ------------- ------------- ------------- ------------- -------------
DEBT SECURITIES...........................   $  1,965.6    $    (56.3)   $    330.5    $    (42.1)   $  2,296.1    $    (98.4)
COMMON STOCK..............................         21.1          (1.2)          3.7          (0.6)         24.8          (1.8)
                                            ------------- ------------- ------------- ------------- ------------- -------------
TOTAL TEMPORARILY IMPAIRED SECURITIES.....   $  1,986.7    $    (57.5)   $    334.2    $    (42.7)   $  2,320.9    $   (100.2)
                                            ============= ============= ============= ============= ============= =============

AMOUNTS INSIDE THE CLOSED BLOCK...........   $    957.0    $    (31.2)   $    150.0    $    (17.7)   $  1,107.0    $    (48.9)
                                            ============= ============= ============= ============= ============= =============

AMOUNTS OUTSIDE THE CLOSED BLOCK..........   $  1,029.7    $    (26.3)   $    184.2    $    (25.0)   $  1,213.9    $    (51.3)
                                            ============= ============= ============= ============= ============= =============

AMOUNTS OUTSIDE THE CLOSED BLOCK
  THAT ARE BELOW INVESTMENT GRADE.........   $     39.8    $     (3.0)   $     53.3    $    (11.9)   $     93.1    $    (14.9)
                                            ============= ============= ============= ============= ============= =============
AFTER OFFSETS FOR DEFERRED ACQUISITION
  COST ADJUSTMENT AND TAXES...............                 $     (1.3)                 $     (4.9)                 $     (6.2)
                                                          =============               =============               =============

Below investment grade debt securities outside the closed block with a fair value less than 80% of the security's amortized cost totals $5.3 million at December 31, 2003, $4.8 million ($2.0 million after offsets for taxes and deferred policy acquisition cost amortization) of which has been in an unrealized loss for greater than 12 months.

Below investment grade debt securities held in the closed block with a fair value of less than 80% of the securities' amortized cost totals $10.2 million at December 31, 2003, $7.0 million ($0 after offsets for change in policy dividend obligation) of which has been in an unrealized loss for greater than 12 months.

These securities are considered to be temporarily impaired at December 31, 2003 as each of these securities has performed, and is expected to continue to perform, in accordance with their original contractual terms.

MORTGAGE LOANS AND REAL ESTATE

We report mortgage loans at unpaid principal balances, net of valuation reserves on impaired mortgages. We consider a mortgage loan to be impaired if we believe it is probable that we will be unable to collect all amounts of contractual interest and principal as scheduled in the loan agreement. We do not accrue interest income on impaired mortgage loans when the likelihood of collection is doubtful.

For purpose of fair value disclosures (Note 12), we estimated the fair value of mortgage loans by discounting the present value of scheduled loan payments. We based the discount rate on the comparable U.S. Treasury rates for loan durations plus spreads of 130 to 800 basis points, depending on our internal quality ratings of the loans. For in-process-of-foreclosure or defaulted loans, we estimated fair value as the lower of the underlying collateral value or the loan balance.

Our mortgage loans are diversified by property type, location and borrower. Mortgage loans are collateralized by the related properties and are generally no greater than 75% of the properties' value at the time the loans are originated. The carrying value of our investments in mortgage loans by property type and their fair value at December 31, 2003 and 2002 follows ($ amounts in millions):

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                            CARRYING                           CARRYING
                                                             VALUE           FAIR VALUE         VALUE          FAIR VALUE
                                                         ---------------   ---------------  ---------------  ---------------
PROPERTY TYPE
Apartment buildings....................................   $      105.1      $      106.7     $      159.0     $      160.3
Office buildings.......................................           49.0              49.7            131.5            132.6
Retail stores..........................................          109.0             110.7            151.5            152.7
Industrial buildings...................................           33.7              34.2             42.2             42.5
Other..................................................            0.1               0.1              0.1              0.1
                                                         ---------------   ---------------  ---------------  ---------------
Subtotal...............................................          296.9             301.4            484.3            488.2
Less: valuation allowances.............................           12.8              --               15.5             --
                                                         ---------------   ---------------  ---------------  ---------------
MORTGAGE LOANS.........................................   $      284.1      $      301.4     $      468.8     $      488.2
                                                         ===============   ===============  ===============  ===============

Amounts applicable to the closed block.................   $      228.5      $      242.4     $      373.2     $      388.6
                                                         ===============   ===============  ===============  ===============

The carrying values of delinquent and in-process-of-foreclosure mortgage loans as of December 31, 2003 and 2002 were $0.0 million and $5.6 million, respectively. The carrying values of mortgage loans on which the payment terms have been restructured or modified were $25.8 million and $29.5 million as of December 31, 2003 and 2002, respectively. We have provided valuation allowances for delinquent, in-process-of-foreclosure and restructured or modified mortgage loans.

Activity in the valuation allowance, which has been deducted in arriving at mortgage loan carrying value, for 2003, 2002 and 2001 follows ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Valuation allowance, beginning of year..................................    $       15.5     $       15.0     $        9.1
Additions charged to income.............................................             0.8              0.6              6.1
Deductions for write-offs and disposals.................................            (3.5)            (0.1)            (0.2)
                                                                           ---------------  ---------------  ---------------
VALUATION ALLOWANCE, END OF YEAR........................................    $       12.8     $       15.5     $       15.0
                                                                           ===============  ===============  ===============

Interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $3.0 million, $3.5 million and $3.6 million in 2003, 2002 and 2001, respectively. Actual interest income on these loans included in net investment income was $2.3 million, $2.7 million and $2.4 million in 2003, 2002 and 2001, respectively. The amount of interest foregone by non-income producing mortgage loans was $0.0 million for 2003 and $0.6 million for 2002. There were no non-income producing mortgage loans during 2001.

VENTURE CAPITAL PARTNERSHIPS

We invest as a limited partner in venture capital limited partnerships. Generally, these partnerships focus on early-stage ventures, primarily in the information technology and life science industries and leveraged buyout funds. We also have direct equity investments in leveraged buyouts and corporate acquisitions.

We record our equity in the earnings of venture capital partnerships in net investment income using the most recent financial information received from the partnerships and estimating the earnings for any lag in reporting. Effective January 1, 2001, we changed our accounting for venture capital partnership earnings to eliminate the quarterly lag in information provided to us. We did this by estimating the change in our share of partnership earnings for the quarter. This change resulted in a $75.1 million charge ($48.8 million charge after income taxes), representing the cumulative effect of this accounting change on the fourth quarter of 2000.

To estimate the net equity in earnings of the venture capital partnerships for each quarter, we developed a methodology to estimate the change in value of the underlying investee companies in the venture capital partnerships. For public investee companies, we used quoted market prices at the end of each quarter, applying liquidity discounts to these prices in instances where such discounts were applied in the underlying partnerships' financial statements. For private investee companies, we applied a public industry sector index to roll the value forward each quarter. We apply this methodology consistently each quarter with subsequent adjustments to reflect market events reported by the partnerships (e.g., new rounds of financing, initial public offerings and writedowns by the general partners). Our methodology recognizes downward adjustments based on the indices, but limits upward adjustments to the amounts previously reported by the partnerships. In addition, we annually revise the valuations we have assigned to the investee companies to reflect the valuations in the audited financial statements received from the venture capital partnerships.

Our venture capital earnings are subject to variability.

The components of net investment income related to venture capital partnerships for 2003, 2002 and 2001 follow ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Net realized gains (losses) on partnership cash and stock distributions.    $       17.4     $       (4.7)    $       17.8
Net unrealized gains (losses) on partnership investments................            38.2            (47.2)           (95.9)
Partnership operating expenses..........................................            (6.6)            (7.4)            (6.4)
                                                                           ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)............................................    $       49.0     $      (59.3)    $      (84.5)
                                                                           ===============  ===============  ===============

Amounts applicable to the closed block..................................    $       12.8     $       --       $       --
                                                                           ===============  ===============  ===============
Amounts applicable to the Venture Capital segment.......................    $       36.2     $      (59.3)    $      (84.5)
                                                                           ===============  ===============  ===============

As indicated above, we record our equity in earnings of venture capital partnerships based on the most recent financial information and by estimating the earnings for any lag in partnership reporting. As a result, the effect of our adjusting our estimates to actual results reflected in partnership financial statements was to increase net investment income as follows ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Closed block............................................................    $       --       $       --       $       --
Venture Capital segment.................................................            33.4             12.8             --
                                                                           ---------------  ---------------  ---------------
TOTAL...................................................................    $       33.4     $       12.8     $       --
                                                                           ===============  ===============  ===============

Investment activity in venture capital partnerships for the years 2003, 2002 and 2001 and unfunded commitments as of December 31, 2003, 2002 and 2001 follows ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Contributions...........................................................    $       41.3     $       43.0     $       47.0
Equity in earnings (losses) of partnerships.............................            49.0            (59.3)           (84.5)
Cumulative effect of accounting change..................................            --               --              (75.1)
Distributions...........................................................           (43.6)           (41.7)           (63.0)
Proceeds from sale of partnership interests.............................           (26.1)            --               --
Realized loss on sale of partnership interests..........................           (14.3)            (5.1)            --
                                                                           ---------------  ---------------  ---------------
Change in venture capital partnerships..................................             6.3            (63.1)          (175.6)
Venture capital partnership investments, beginning of period............           228.6            291.7            467.3
                                                                           ---------------  ---------------  ---------------
VENTURE CAPITAL PARTNERSHIP INVESTMENTS, END OF PERIOD..................    $      234.9     $      228.6     $      291.7
                                                                           ===============  ===============  ===============

Unfunded commitments, end of period.....................................    $      125.0     $      154.7     $      166.8
                                                                           ===============  ===============  ===============

Amounts applicable to the closed block:
Venture capital partnerships............................................    $       38.6     $        0.8     $       --
                                                                           ===============  ===============  ===============
Unfunded commitments....................................................    $       48.3     $       23.4     $       --
                                                                           ===============  ===============  ===============

Amounts applicable to Venture Capital segment:
Venture capital partnerships............................................    $      196.3     $      227.8     $      291.7
                                                                           ===============  ===============  ===============
Unfunded commitments....................................................    $       76.7     $      131.3     $      166.8
                                                                           ===============  ===============  ===============

In February 2003, we sold a 50% interest in certain of our venture capital partnerships to an outside party and transferred the remaining 50% interest to our closed block. The carrying value of the partnerships sold and transferred totaled $52.2 million after realizing a loss of $5.1 million in 2002 and $14.3 million in 2003 to reflect the proceeds received. The unfunded commitments of the partnerships sold and transferred totaled $27.2 million; the outside party and the closed block will each fund half of these commitments.

AFFILIATE EQUITY AND DEBT SECURITIES

Our investments in affiliate equity and debt securities represent investments in operating entities in which we own less than a majority of the outstanding common stock and where we exercise significant influence over the operating and financial policies of the companies. We use the equity method of accounting for our investments in common stock of these affiliates; we use fair value to report our investments in these affiliates' debt securities.

We evaluate our equity method investments for an other than temporary impairment at each balance sheet date considering quantitative and qualitative factors including quoted market price of underlying equity securities, the duration the carrying value is in excess of fair value and historical and projected earnings and cash flow capacity.

Carrying value and cost of affiliate equity securities and affiliate debt securities (which are included in the debt securities caption) as of December 31, 2003 and 2002 follows ($ amounts in millions):

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                            CARRYING                           CARRYING
                                                             VALUE              COST            VALUE             COST
                                                         ---------------   ---------------  ---------------  ---------------

Aberdeen common stock..................................   $       38.3      $       20.0     $      119.3     $      109.1
Other..................................................            9.2              18.9             15.4             26.5
                                                         ---------------   ---------------  ---------------  ---------------
AFFILIATE EQUITY SECURITIES............................   $       47.5      $       38.9     $      134.7     $      135.6
                                                         ===============   ===============  ===============  ===============

Aberdeen 7.5% convertible notes........................   $       27.5      $       27.5     $       37.5     $       37.5
Aberdeen 5.875% convertible notes......................           --                --               15.2             19.0
                                                         ---------------   ---------------  ---------------  ---------------
AFFILIATE DEBT SECURITIES..............................   $       27.5      $       27.5     $       52.7     $       56.5
                                                         ===============   ===============  ===============  ===============

Sources of equity in earnings from affiliate equity securities and interest earned from affiliate debt securities (included in the debt securities caption) for 2003, 2002 and 2001 follow ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Aberdeen common stock dividends.........................................    $        2.7     $        3.8     $        6.3
Equity in Aberdeen undistributed income (loss)..........................            --                2.3             (0.5)
HRH common stock dividends..............................................            --                0.5              0.6
Equity in HRH undistributed income......................................            --                2.5              1.9
Other...................................................................            (2.7)            (3.2)            (0.1)
                                                                           ---------------  ---------------  ---------------
AFFILIATE EQUITY SECURITIES INVESTMENT INCOME...........................    $       --       $        5.9     $        8.2
                                                                           ===============  ===============  ===============

Aberdeen convertible notes and bonds....................................    $        2.5     $        3.8     $        2.6
Aberdeen 5.875% convertible notes.......................................             0.1              1.3              1.7
                                                                           ---------------  ---------------  ---------------
AFFILIATE DEBT SECURITIES INVESTMENT INCOME.............................    $        2.6     $        5.1     $        4.3
                                                                           ===============  ===============  ===============

ABERDEEN. We own 38,100,000 shares of Aberdeen common stock, which represent 16.2% of its outstanding shares as of December 31, 2003 (22% at December 31, 2002). We purchased these shares between 1996 and 2001 (at a total cost of $109.1 million). During the second quarter of 2003, we recorded a charge of $89.1 million ($55.0 million after income taxes) related to an other-than-temporary impairment of our equity investment in Aberdeen. The fair value of our Aberdeen common stock, based on the London Stock Exchange closing market prices, was $67.5 million, $54.4 million and $43.6 million as of March 31, 2004, December 31, 2003 and 2002, respectively.

We also own $27.5 million in 7.5% Aberdeen convertible subordinated notes issued in 1996. The notes mature on March 29, 2004, subject to two six-month extensions at Aberdeen's option with an increase in the interest rate to at least 8.0%. Subsequent to year-end, Aberdeen elected to extend the maturity of these notes for six months with an increase in the interest rate to 8.0%. The conversion price for the notes is in excess of Aberdeen's common stock price as of December 31, 2003. During 2003, we received principal payments of $10.0 million on the notes. Also, during the fourth quarter of 2003, we sold [pound] 13.0 million ($19.0 million) in Aberdeen 5.875% convertible bonds and realized a gain of $0.7 million.

POLICY LOANS AND OTHER INVESTED ASSETS

Policy loans are carried at their unpaid principal balances and are collateralized by the cash values of the related policies. For purposes of fair value disclosures (Note 12), we estimate the fair value of fixed rate policy loans by discounting loan interest and loan repayments. We base the discount rate on the 10-year U.S. Treasury rate. We assume that loan interest payments are made at the fixed rate less 17.5 basis points and that loan repayments only occur as a result of anticipated policy lapses. For variable rate policy loans, we consider the unpaid loan balance as fair value, as interest rates on these loans are reset annually based on market rates.

Other investments primarily include leveraged lease investments and other partnership and joint venture interests. Leveraged lease investments represent the net amount of the estimated residual value of the lease assets, rental receivables and unearned and deferred income to be allocated over the lease term. Investment income is calculated using the interest method and is recognized only in periods in which the net investment is positive. Other partnership and joint venture interests in which we do not have control or a majority ownership interest are recorded using the equity method of accounting. These investments include affordable housing, mezzanine and other partnership interests.

Our derivative instruments primarily include interest rate swap agreements. We report these contracts at fair values, which are based on current settlement values. These values are determined by brokerage quotes that utilize pricing models or formulas based on current assumptions for the respective agreements.

Other invested assets as of December 31, 2003 and 2002 follow ($ amounts in millions):

                                                                                                 2003             2002
                                                                                            ---------------  ---------------

Transportation and other equipment leases.................................................   $       68.7     $       66.0
Separate account equity investments.......................................................           49.2             36.0
Mezzanine partnerships....................................................................           50.9             45.4
Affordable housing partnerships...........................................................           24.8             25.7
Derivative instruments (Note 12)..........................................................           30.0             37.1
Other affiliate investments...............................................................           20.3             35.5
Real estate...............................................................................           64.0             69.6
Other partnership interests...............................................................           80.8             65.6
                                                                                            ---------------  ---------------
OTHER INVESTED ASSETS.....................................................................   $      388.7     $      380.9
                                                                                            ===============  ===============

Amounts applicable to the closed block....................................................   $       46.7     $       --
                                                                                            ===============  ===============

NET INVESTMENT INCOME AND NET REALIZED INVESTMENT GAINS (LOSSES)

We recognize realized investment gains and losses on asset dispositions and when declines in fair value of debt and equity securities are considered to be other-than-temporarily impaired. The cost basis of these written down investments is adjusted to fair value at the date the determination of impairment is made and the new cost basis is not changed for subsequent recoveries in value. The closed block policyholder dividend obligation, applicable deferred policy acquisition costs and applicable income taxes, which offset realized investment gains and losses, are each reported separately as components of net income.

Effective April 1, 2001, we adopted a new accounting pronouncement for securitized financial instruments. This pronouncement requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and to apply specific valuation methods to these securities to determine if there has been an other-than-temporary decline in value. Upon adoption of this pronouncement, we recorded a $31.6 million charge ($20.5 million charge after income taxes) as the cumulative effect of an accounting change.

Sources of net investment income for the years 2003, 2002 and 2001 follow ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Debt securities.........................................................    $      767.0     $      734.1     $      681.9
Equity securities.......................................................             2.1              3.9              5.2
Mortgage loans..........................................................            32.6             40.4             45.0
Venture capital partnerships............................................            49.0            (59.3)           (84.5)
Affiliate equity securities.............................................            --                5.9              8.2
Policy loans............................................................           171.7            171.8            168.6
Other investments.......................................................            35.0             17.1             23.2
Cash and cash equivalents...............................................             6.8             10.8             15.2
                                                                           ---------------  ---------------  ---------------
Total investment income.................................................         1,064.2            924.7            862.8
Less:  investment expenses..............................................            18.2             17.4             20.2
                                                                           ---------------  ---------------  ---------------
NET INVESTMENT INCOME, GENERAL ACCOUNT INVESTMENTS......................         1,046.0            907.3            842.6
Debt and equity securities pledged as collateral (Note 7)...............            52.2             31.0             42.8
                                                                           ---------------  ---------------  ---------------
NET INVESTMENT INCOME...................................................    $    1,098.2     $      938.3     $      885.4
                                                                           ===============  ===============  ===============

Amounts applicable to the closed block..................................    $      573.1     $      562.0     $      281.1
                                                                           ===============  ===============  ===============

Sources of realized investment gains (losses) for 2003, 2002 and 2001 follow ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Debt security impairments...............................................    $      (76.1)    $     (114.3)    $      (46.1)
Equity security impairments.............................................            (4.3)            (9.8)            --
Mortgage loan impairments...............................................            (4.1)            (0.6)            (6.1)
Venture capital partnership impairments.................................            (4.6)            (5.1)            --
Affiliate equity security impairments...................................           (96.9)            --               --
Other invested asset impairments........................................           (16.5)           (22.0)            (3.7)
Debt and equity securities pledged as collateral impairments............            (8.3)           (34.9)           (39.0)
                                                                           ---------------  ---------------  ---------------
IMPAIRMENT LOSSES.......................................................          (210.8)          (186.7)           (94.9)
                                                                           ---------------  ---------------  ---------------
Debt security transaction gains.........................................            93.7             92.6             53.2
Debt security transaction losses........................................           (28.9)           (45.9)           (31.5)
Equity security transaction gains.......................................            58.8            116.3             12.2
Equity security transaction losses......................................           (11.2)           (22.4)           (21.0)
Mortgage loan transaction gains (losses)................................            (1.3)             0.2              7.1
Venture capital partnership transaction losses..........................            (9.7)            --               --
Other invested asset transaction gains (losses).........................             9.4              2.1            211.6
                                                                           ---------------  ---------------  ---------------
NET TRANSACTION GAINS...................................................           110.8            142.9            231.6
                                                                           ---------------  ---------------  ---------------
NET REALIZED INVESTMENT LOSSES..........................................    $     (100.0)    $      (43.8)    $      136.7
                                                                           ---------------  ---------------  ---------------

Net realized investment losses..........................................    $     (100.0)    $      (43.8)    $      136.7
                                                                           ---------------  ---------------  ---------------
Applicable closed block policyholder
  dividend obligation (reduction).......................................            (5.9)           (40.3)           (15.4)
Applicable deferred policy acquisition costs (benefit)..................            (4.1)            25.1             10.5
Applicable deferred income tax benefit..................................           (36.3)            (0.5)            53.4
                                                                           ---------------  ---------------  ---------------
Offsets to realized investment losses...................................           (46.3)           (15.7)            48.5
                                                                           ---------------  ---------------  ---------------
NET REALIZED INVESTMENT LOSSES INCLUDED IN NET INCOME...................    $      (53.7)    $      (28.1)    $       88.2
                                                                           ===============  ===============  ===============

Included in realized impairment losses on debt and equity securities pledged as collateral above, are impairments relating to our direct investments in the consolidated collateralized obligation trusts of $5.9 million, $8.6 million and $26.5 million for 2003, 2002 and 2001, respectively.

In February 2004, we announced the execution of an agreement to sell our Enfield, Connecticut office facility which sale is expected to close in the second quarter of 2004. We have recorded a $6.2 million ($4.0 million after-tax) realized impairment loss in the fourth quarter of 2003.

UNREALIZED INVESTMENT GAINS (LOSSES)

We recognize unrealized investment gains and losses on investments in debt and equity securities that we classify as available-for-sale. These gains and losses are reported as a component of other comprehensive income, net of the closed block policyholder dividend obligation, applicable deferred policy acquisition costs and applicable deferred income taxes.

Sources of net unrealized investment gains (losses) for 2003, 2002 and 2001 follow ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Debt securities.........................................................    $      (66.1)    $      404.1     $      200.3
Equity securities.......................................................           (27.7)            22.8            (23.8)
Debt and equity securities pledged as collateral........................           116.4             42.6            (44.6)
Other investments.......................................................             4.9             (1.1)             3.6
                                                                           ---------------  ---------------  ---------------
NET UNREALIZED INVESTMENT GAINS (LOSSES)................................    $       27.5     $      468.4     $      135.5
                                                                           ===============  ===============  ===============

Net unrealized investment gains (losses)................................    $       27.5     $      468.4     $      135.5
                                                                           ---------------  ---------------  ---------------
Applicable policyholder dividend obligation.............................           (45.5)           369.4            108.8
Applicable deferred policy acquisition costs............................           (12.4)            95.9            (28.5)
Applicable deferred income taxes (benefit)..............................            (5.4)           (13.8)            33.9
                                                                           ---------------  ---------------  ---------------
Offsets to net unrealized investment gains..............................           (63.3)           451.5            114.2
                                                                           ---------------  ---------------  ---------------
NET UNREALIZED INVESTMENT GAINS (LOSSES)
  INCLUDED IN OTHER COMPREHENSIVE INCOME (NOTE 10)......................    $       90.8     $       16.9     $       21.3
                                                                           ===============  ===============  ===============

CASH FLOWS

Investment purchases, sales, repayments and maturities for the years 2003, 2002 and 2001 follow:

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Debt security purchases.................................................    $   (5,385.4)    $   (4,725.5)    $   (3,531.3)
Equity security purchases...............................................          (125.4)           (58.3)           (72.8)
Venture capital partnership investments.................................           (41.6)           (43.0)           (47.0)
Affiliate equity and debt security purchases............................            --              (28.0)           (46.8)
Other invested asset purchases..........................................           (27.2)           (73.0)           (57.4)
Policy loan advances, net...............................................           (31.9)           (23.7)           (67.0)
                                                                           ---------------  ---------------  ---------------
INVESTMENT PURCHASES....................................................    $   (5,611.5)    $   (4,951.5)    $   (3,822.3)
                                                                           ===============  ===============  ===============

Debt securities sales...................................................    $    2,124.7     $    1,805.1     $    1,219.5
Debt securities maturities and repayments...............................         1,792.0          1,305.6            824.7
Equity security sales...................................................           235.7            273.2            114.6
Mortgage loan maturities and principal repayments.......................           180.3             67.7             58.7
Venture capital partnership capital distributions.......................            54.2             28.5             30.7
Real estate and other invested assets sales.............................            30.3             69.9             36.8
                                                                           ---------------  ---------------  ---------------
INVESTMENT SALES, REPAYMENTS AND MATURITIES.............................    $    4,417.2     $    3,550.0     $    2,285.0
                                                                           ===============  ===============  ===============

The maturities of general account debt securities and mortgage loans, by contractual sinking fund payment and maturity, as of December 31, 2003 are summarized in the following table ($ amounts in millions). Actual maturities will differ from contractual maturities as certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties, we have the right to put or sell certain obligations back to the issuers and we may refinance mortgage loans. Refinancing of mortgage loans was not significant during 2003 or 2002.

                                                                                DEBT           MORTGAGE
                                                                             SECURITIES         LOANS            TOTAL
                                                                           ---------------  ---------------  ---------------

Due in one year or less.................................................    $      604.5     $       15.7     $      620.2
Due after one year through five years...................................         2,557.8            144.4          2,702.2
Due after five years through ten years..................................         3,104.1             89.1          3,193.2
Due after ten years.....................................................         6,390.7             34.9          6,425.6
                                                                           ---------------  ---------------  ---------------
TOTAL...................................................................    $   12,657.1     $      284.1     $   12,941.2
                                                                           ===============  ===============  ===============


4. GOODWILL AND OTHER INTANGIBLE ASSETS

At the beginning of 2002, we adopted the new accounting standard for goodwill and other intangible assets, including amounts reflected in our carrying value of equity-method investments. Under this new standard, we discontinued recording amortization expense on goodwill and other intangible assets with indefinite lives, but we continue recording amortization expense for those intangible assets with definite estimated lives. For goodwill and indefinite-lived intangible assets, we perform impairment tests at the reporting-unit level at least annually. For purposes of the impairment test, the fair value of the reporting units is based on the sum of: a multiple of revenue, plus the fair value of the units tangible net fixed assets. Prior to 2002, we amortized goodwill principally over forty years and investment management contracts and employment contracts over five to sixteen years and three to seven years, respectively. All amortization expense has been and continues to be calculated on a straight-line basis.

Upon adoption of the new accounting standard, we recorded a cumulative effect charge of $10.4 to reduce the carrying value of goodwill and other intangible assets with indefinite lives to fair value related to an international equity investment.

The gross and net carrying amounts of goodwill and other intangible assets at year-end 2003 and 2002 follow:

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                             GROSS              NET             GROSS             NET
                                                         ---------------   ---------------  ---------------  ---------------

Goodwill...............................................   $        5.8      $        4.5     $        3.8     $        2.5
Other..................................................            3.2               0.6              3.2              0.6
                                                         ---------------   ---------------  ---------------  ---------------
GOODWILL AND OTHER INTANGIBLE ASSETS...................   $        9.0      $        5.1     $        7.0     $        3.1
                                                         ===============   ===============  ===============  ===============

During 2003, in a series of transactions with PFG Holdings, Inc. (PFG), PM Holdings converted $5.5 million of convertible debentures with PFG and acquired additional common stock of PFG for $5.5 million. These transactions increased PM Holdings' ownership in PFG from 67% to 71% and generated additional goodwill of $2.0 million.

No amortization of intangible assets is expected over the next five years.


5. FINANCING ACTIVITIES

INDEBTEDNESS

We have recorded indebtedness at unpaid principal balances of each instrument. For purposes of fair value disclosures, we have determined the fair value of indebtedness based on contractual cash flows discounted at market rates.

Our surplus notes are an obligation of Phoenix Life and are due December 1, 2006. Interest payments are at an annual rate of 6.95%, require the prior approval of the Superintendent of Insurance of the State of New York (Superintendent) and may be made only out of surplus funds which the Superintendent determines to be available for such payments under New York insurance law. The notes have no early redemption provisions. New York insurance law provides that the notes are not part of the legal liabilities of Phoenix Life. The carrying value was $175.0 million for 2002 and 2001. The fair value was $188.8 million and $182.5 million at 2003 and 2002, respectively.

On December 22, 2003, The Phoenix Companies closed on a new $150.0 million unfunded, unsecured senior revolving credit facility to replace a $100 million credit facility, which expired on that date. This new facility consists of two tranches: a $112.5 million, 364-day revolving credit facility and a $37.5 million, three-year revolving credit facility. Under the 364-day facility, The Phoenix Companies have the ability to extend the maturity date of any outstanding borrowings for one year from the termination date. Potential borrowers on the new credit line are The Phoenix Companies, Phoenix Life and Phoenix Investment Partners. Financial covenants require, for The Phoenix Companies, the maintenance at all times of: consolidated stockholder's equity of $1,775.0 million, stepping up by 50% of quarterly positive net income and 100% of equity issuances; a maximum consolidated debt-to-capital ratio of 30%; a minimum consolidated fixed charge coverage ratio (as defined in the credit agreement) of 1.25:1; and, for Phoenix Life, a minimum risk-based capital ratio of 250% and a minimum A.M. Best Financial Strength Rating of A-. The Phoenix Companies and Phoenix Life were in compliance with all credit facility covenants at December 31, 2003. There were no borrowings on any of the credit lines in 2003.

As of December 31, 2003, we had $9.0 million of standby letters of credit primarily to cover any potential losses on certain reinsurance.

Interest expense on our indebtedness for the years 2003, 2002 and 2001 follows:

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Surplus notes...........................................................    $       12.2     $       12.2     $       12.2
Bank credit facility and other indebtedness.............................            --               --                7.8
                                                                           ---------------  ---------------  ---------------
TOTAL INTEREST EXPENSE..................................................    $       12.2     $       12.2     $       20.0
                                                                           ===============  ===============  ===============

INTEREST EXPENSE PAID...................................................    $       12.2     $       12.2     $       23.7
                                                                           ===============  ===============  ===============


6. SEPARATE ACCOUNT ASSETS AND LIABILITIES

Separate account products are those for which a separate investment and liability account is maintained on behalf of the policyholder. Investment objectives for these separate accounts vary by fund account type, as outlined in the applicable fund prospectus or separate account plan of operations. Our separate account products include variable annuities and variable life insurance contracts.

Separate account assets and liabilities related to policyholder funds are carried at market value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Fees assessed to the contractholders for management services are included in revenues when services are rendered.


7. INVESTMENTS PLEDGED AS COLLATERAL AND NON-RECOURSE COLLATERALIZED OBLIGATIONS

We are involved with various entities in the normal course of business that may be deemed to be variable interest entities and, as a result, we may hold interests in those entities. Our asset management affiliate serves as the investment advisor to nine collateralized obligation trusts that were organized to take advantage of bond market arbitrage opportunities, including the three in the table below. The nine collateralized obligation trusts are investment trusts with aggregate assets of $3.3 billion that are primarily invested in a variety of fixed income securities acquired from third parties. The collateralized obligation trusts, in turn, issued tranched collateralized obligations and residual equity securities to third parties as well as to our general account. Our asset management affiliates earned advisory fees of $10.3 million, $7.9 million and $7.6 million in 2003, 2002 and 2001, respectively. The collateralized obligation trusts reside in bankruptcy remote, special purpose entities (SPEs), in which we neither provide recourse nor guarantees. Accordingly, our financial exposure to these collateralized obligation trusts stems from our general account's direct investment in certain debt or equity securities issued by these collateralized obligation trusts. Our maximum exposure to loss with respect to our direct investment in the nine collateralized obligation trusts is $91.6 million at December 31, 2003, $54.1 million of which relate to investment grade debt securities and loss of management fees.

In January 2003, a new accounting standard was issued, FIN 46, Consolidation of Variable Interest Entities, an Interpretation of ARB No. 51 (FIN 46) that interprets the existing standards on consolidation. FIN 46 was subsequently reissued as FIN 46-R in December 2003, with FIN 46-R providing additional interpretation as to existing standards on consolidation. FIN 46-R clarifies the application of standards of consolidation to certain entities in which equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties (variable interest entities). Variable interest entities are required to be consolidated by their primary beneficiaries if they do not effectively disperse risks among all parties involved. The primary beneficiary of a variable interest entity is the party that absorbs a majority of the entity's expected losses, receives a majority of its expected residual returns, or both, as a result of holding variable interests. As required under the original standard, on February 1, 2003, we adopted the new standard for variable interest entities created after January 31, 2003 and for variable interest entities in which we obtain an interest after January 31, 2003. In addition, as required by the revised standard, on December 31, 2003 we have adopted FIN 46-R for SPEs in which we hold a variable interest that we acquired prior to February 1, 2003. We continue to consolidate three collateralized obligation trusts as of December 31, 2003 and 2002. Our direct investment in the three consolidated collateralized obligation trusts is $27.8 million, $20.0 million of which is an investment grade debt security as of December 31, 2003. Our asset management affiliate recognized investment income on debt and equity securities pledged as collateral, net of interest expense on collateralized obligations and applicable minority interest of $2.9 million, $2.6 million and $2.5 million in 2003, 2002 and 2001, respectively, related to these three consolidated collateralized obligation trusts.

Six variable interest entities not consolidated by us under FIN 46-R represent collateralized obligation trusts with approximately $2.1 billion of investment assets pledged as collateral. Our general account's direct investment in these unconsolidated variable interest entities is $63.8 million, $34.1 million of which are investment grade debt securities at December 31, 2003. Our asset management affiliate recognized investment advisory fee revenues related to the six unconsolidated variable interest entities of $7.4 million, $5.3 million and $5.1 million in 2003, 2002 and 2001, respectively.

Variable interest entities consolidated as of December 31, 2003 and 2002 follow ($ amounts in millions):

                                                                                                 2003             2002
                                                                                            ---------------  ---------------
ASSETS PLEDGED AS COLLATERAL, AT FAIR VALUE
Phoenix CDO I.............................................................................   $      148.8     $      150.4
Phoenix CDO II............................................................................          332.6            377.2
Phoenix-Mistic 2002-1 CDO.................................................................          963.4            899.3
                                                                                            ---------------  ---------------
TOTAL.....................................................................................   $    1,444.8     $    1,426.9
                                                                                            ===============  ===============

NON-RECOURSE COLLATERALIZED OBLIGATIONS
Phoenix CDO I (March 2011 maturity).......................................................   $      183.2     $      214.6
Phoenix CDO II (December 2012 mandatorily redeemable).....................................          375.6            438.9
Phoenix-Mistic 2002-1 CDO (September 2014 maturity).......................................          913.2            956.0
                                                                                            ---------------  ---------------
TOTAL.....................................................................................   $    1,472.0     $    1,609.5
                                                                                            ===============  ===============

Assets pledged as collateral are comprised of available-for-sale debt and equity securities at fair value of $1,350.0 million and $1,358.7 million at December 31, 2003 and 2002, respectively. In addition, cash and accrued investment income of $94.8 million and $68.2 million are included in these amounts at December 31, 2003 and 2002, respectively.

Non-recourse collateralized obligations are comprised of callable collateralized obligations of $1,344.2 million and $1,443.8 million at December 31, 2003 and 2002, respectively, and non-recourse derivative cash flow hedge liabilities of $127.8 million (notional amount of $1,211.3 million with maturities of 2005-2013) and $165.7 million at December 31, 2003 and 2002, respectively. Minority interest liabilities related to third-party equity investments in the consolidated variable interest entities is $22.3 million and $17.3 million at December 31, 2003 and 2002, respectively.

Collateralized obligations for which Phoenix Investment Partners is the sponsor and actively manages the assets, where we are deemed to be a primary beneficiary as a result of our variable interests, and where there is not a substantive amount of outside third-party equity investment in the trust, are consolidated in our financial statements. Our financial exposure is limited to our share of equity and bond investments in these vehicles held in our general account as available-for-sale debt and equity securities, as applicable, and there are no financial guarantees from, or recourse to, us for these collateralized obligation trusts.

Debt and equity securities pledged as collateral are recorded at fair value with any applicable unrealized investment gains or losses reflected as a component of accumulated other comprehensive income, net of applicable minority interest. We recognize realized investment losses on debt and equity securities in these collateralized obligations when declines in fair values, in our judgment, are considered to be other-than-temporarily impaired. Non-recourse obligations issued by the consolidated collateralized obligation trusts are recorded at unpaid principal balance. Non-recourse derivative cash flow hedges are carried on our consolidated balance sheet at fair value with an offsetting amount recorded in accumulated other comprehensive income.

In 2003, we revised our method of consolidation of the collateralized obligation trusts for 2003, 2002 and 2001. Under the new method, the applicable assets, liabilities, revenues, expenses and minority interest are presented on a disaggregated basis, and the non-recourse collateralized obligations are recorded at unpaid principal balance. Prior to our revision of previously reported 2003, 2002 and 2001 amounts, investments pledged as collateral were recorded at fair value with asset valuation changes directly offset by changes in the corresponding liabilities in a manner similar to separate accounts.

The effect of our change in the method of consolidation for the three consolidated collateralized obligation trusts was to increase our net loss and to reduce stockholder's equity for the years 2003, 2002 and 2001 as follows ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Increase in net loss....................................................    $       (2.4)    $      (26.3)    $      (12.5)
                                                                           ===============  ===============  ===============
Reduction to stockholder's equity.......................................    $      (77.3)    $     (204.9)    $      (87.9)
                                                                           ===============  ===============  ===============

The above non-cash charges to earnings and stockholder's equity primarily relate to realized and unrealized investment losses within the collateralized obligation trusts, that will ultimately be borne by third-party investors in the non-recourse collateralized obligations. Accordingly, these losses and any future gains or losses under this method of consolidation will ultimately reverse upon the maturity or other liquidation of the non-recourse collateralized obligations.

GAAP requires us to consolidate all the assets and liabilities of these collateralized obligation trusts which results in the recognition of realized and unrealized losses even though we have no legal obligation to fund such losses in the settlement of the collateralized obligations. The Financial Accounting Standards Board (FASB) continues to evaluate, through the issuance of FASB staff positions, the various technical implementation issues related to consolidation accounting. We will continue to assess the impact of any new implementation guidance issued by the FASB as well as evolving interpretations among accounting professionals. Additional guidance and interpretations may affect our application of consolidation accounting in future periods.

Fair value and cost of the debt and equity securities pledged as collateral as of December 31, 2003 and 2002 follows ($ amounts in millions):

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                           FAIR VALUE           COST          FAIR VALUE          COST
                                                         ---------------   ---------------  ---------------  ---------------
DEBT SECURITIES PLEDGED AS COLLATERAL BY TYPE
Corporate..............................................   $    1,006.7      $      909.4     $      959.9     $      942.9
Mortgage-backed........................................          193.2             185.0            231.0            218.6
Other asset-backed.....................................          148.9             153.0            162.7            205.7
                                                         ---------------   ---------------  ---------------  ---------------
Subtotal...............................................        1,348.8           1,247.4          1,353.6          1,367.2
EQUITY SECURITIES PLEDGED AS COLLATERAL................            1.2               0.7              5.1              6.0
                                                         ---------------   ---------------  ---------------  ---------------
TOTAL DEBT AND EQUITY SECURITIES
  PLEDGED AS COLLATERAL................................   $    1,350.0      $    1,248.1     $    1,358.7     $    1,373.2
                                                         ===============   ===============  ===============  ===============

Gross and net unrealized gains and losses from debt and equity securities pledged as collateral as of December 31, 2003 and
2002 follow ($ amounts in millions):

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                             Gains             Losses           Gains            Losses
                                                         ---------------   ---------------  ---------------  ---------------
DEBT SECURITIES PLEDGED AS COLLATERAL BY TYPE
Corporate..............................................   $      104.1      $       (6.8)    $      49.2      $      (32.2)
Mortgage-backed........................................           21.8             (13.6)           25.9             (13.5)
Other asset-backed.....................................            3.8              (7.9)            3.4             (46.4)
                                                         ---------------   ---------------  --------------   ---------------
Subtotal...............................................          129.7             (28.3)           78.5             (92.1)
EQUITY SECURITIES PLEDGED AS COLLATERAL................            0.7              (0.2)            0.1             (93.1
                                                         ---------------   ---------------  --------------   ---------------
TOTAL..................................................   $      130.4      $      (28.5)    $      78.6      $      (55.0)
                                                         ===============   ===============  ==============   ===============
NET UNREALIZED GAINS...................................   $      101.9                       $     (14.5)
                                                         ===============                    ==============

The aging of temporarily impaired debt and equity securities pledged as collateral as of December 31, 2003 follows ($ amounts in millions):

                                               LESS THAN 12 MONTHS       GREATER THAN 12 MONTHS              TOTAL
                                            --------------------------- -------------------------- --------------------------
                                                FAIR       UNREALIZED       FAIR      UNREALIZED       FAIR      UNREALIZED
                                                VALUE        LOSSES        VALUE        LOSSES        VALUE        LOSSES
                                            ------------- ------------- ------------- ------------ ------------ -------------
DEBT SECURITIES PLEDGED AS COLLATERAL
  BY TYPE
Corporate.................................   $     20.0    $     (0.9)   $     48.1    $    (5.9)   $    68.1    $     (6.8)
Mortgage-backed...........................          6.2          (2.0)         25.2        (11.6)        31.4         (13.6)
Other asset-backed........................          8.7          (0.3)         37.8         (7.6)        46.5          (7.9)
                                            ------------- ------------- ------------- ------------ ------------ -------------
DEBT SECURITIES...........................   $     34.9    $     (3.2)   $    111.1    $   (25.1)   $   146.0    $    (28.3)
EQUITY SECURITIES PLEDGED AS COLLATERAL...          0.2          --            --           (0.2)         0.2          (0.2)
                                            ------------- ------------- ------------- ------------ ------------ -------------
TOTAL TEMPORARILY IMPAIRED SECURITIES
  PLEDGED AS COLLATERAL...................   $     35.1    $     (3.2)   $    111.1    $   (25.3)   $   146.2    $    (28.5)
                                            ============= ============= ============= ============ ============ =============

Gross unrealized losses related to debt securities pledged as collateral whose fair value is less than the security's amortized cost totals $25.3 million at December 31, 2003. Debt securities with a fair value less than 80% of the security's amortized totaled $17.9 million at December 31, 2003. The majority of these debt securities are investment grade issues that continue to perform to their original contractual terms at December 31, 2003.

The maturity of the debt securities pledged as collateral as of December 31, 2003 follows ($ amounts in millions):

                                                                     2003
                                                                     COST
                                                                ---------------
DEBT SECURITIES
Due in one year or less.......................................   $       13.1
Due after one year through five years.........................          198.0
Due after five years through ten years........................          827.2
Due after ten years...........................................          209.1
                                                                ---------------
TOTAL DEBT SECURITIES.........................................   $    1,247.4
                                                                ===============

FIN 46-R requires our application of its provisions to non-SPE variable interest entities for periods ending after March 15, 2004. We are currently evaluating non-SPE entities in which we may have a variable interest for the applicability of FIN 46-R and, accordingly, have not determined the additional impact, if any, FIN 46-R may have on our financial position or results of operations.


8. INCOME TAXES

We recognize income tax expense or benefit based upon amounts reported in the financial statements and the provisions of currently enacted tax laws. We allocate income taxes to income, other comprehensive income and additional paid-in capital, as applicable.

We recognize current income tax assets and liabilities for estimated income taxes refundable or payable based on the current year's income tax returns. We recognize deferred income tax assets and liabilities for the estimated future income tax effects of temporary differences and carryforwards. Temporary differences are the differences between the financial statement carrying amounts of assets and liabilities and their tax bases, as well as the timing of income or expense recognized for financial reporting and tax purposes of items not related to assets or liabilities. If necessary, we establish valuation allowances to reduce the carrying amount of deferred income tax assets to amounts that are more likely than not to be realized. We periodically review the adequacy of these valuation allowances and record any reduction in allowances through earnings.

In accordance with an income tax sharing agreement with The Phoenix Companies, we compute the provision for federal income taxes as if we were filing a separate federal income tax return, except that benefits arising from income tax credits and net operating losses are allocated to those subsidiaries producing such attributes to the extent they are utilized in The Phoenix Companies' consolidated federal income tax return.

The allocation of income taxes to elements of comprehensive income (loss) and between current and deferred for the years 2003, 2002 and 2001 follows:

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------
Continuing operations...................................................             3.7            (15.4)           (15.3)
Discontinued operations.................................................            --               --               (0.1)
Cumulative effect of accounting changes.................................            --               --              (35.2)
                                                                           ---------------  ---------------  ---------------
NET INCOME (LOSS).......................................................             3.7            (15.4)    $      (50.6)
Other comprehensive income..............................................            (2.4)            (6.1)            31.2
                                                                           ---------------  ---------------  ---------------
COMPREHENSIVE INCOME (LOSS).............................................    $        1.3     $      (21.5)    $      (19.4)
                                                                           ===============  ===============  ===============

Current.................................................................    $        1.5     $       (6.6)    $       12.9
Deferred................................................................            (0.2)           (14.9)           (32.3)
                                                                           ---------------  ---------------  ---------------
INCOME TAXES (BENEFIT) APPLICABLE TO COMPREHENSIVE INCOME...............    $        1.3     $      (21.5)    $      (19.4)
                                                                           ===============  ===============  ===============

INCOME TAXES PAID (RECOVERED)...........................................    $        1.3     $       (2.2)    $      (47.0)
                                                                           ===============  ===============  ===============

For the years 2003, 2002 and 2001, the effective federal income tax rates applicable to income from continuing operations differ from the 35.0% statutory tax rate. Items giving rise to the differences and the effects are as follow:

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Income taxes (benefit) at statutory rate................................    $       13.7     $       (9.0)    $       15.2
Tax advantaged investment income........................................            (6.9)           (12.6)            (7.2)
Tax interest recoveries.................................................            (1.1)            --               --
Realized losses on available-for-sale securities pledged as collateral..             0.9              9.2              4.4
Other, net..............................................................            (2.9)            (3.0)            (6.7)
Differential earnings (mutual life insurance company equity tax)........            --               --              (21.0)
                                                                           ---------------  ---------------  ---------------
INCOME TAXES (BENEFIT) APPLICABLE TO CONTINUING OPERATIONS..............    $        3.7     $      (15.4)    $      (15.3)
                                                                           ===============  ===============  ===============

Deferred income tax assets (liabilities) attributable to temporary differences at year-end 2003 and 2002 follow:

                                                                                                 2003             2002
                                                                                            ---------------  ---------------

Deferred income tax assets:
Future policyholder benefits..............................................................   $      215.2     $      190.3
Unearned premiums / deferred revenues.....................................................          125.1            129.3
Policyholder dividend obligation..........................................................          111.8            113.3
Employee benefits.........................................................................           74.0             83.5
Intangible assets.........................................................................            2.7              2.6
Investments...............................................................................          109.1             93.3
Net operating loss carryover benefits.....................................................           58.7             60.5
Low income housing tax credit carryover benefits..........................................           12.3              4.1
Foreign tax credits carryover benefits....................................................            0.1              0.1
Valuation allowance.......................................................................          (21.1)           (25.8)
Other.....................................................................................            1.0             23.9
                                                                                            ---------------  ---------------
GROSS DEFERRED INCOME TAX ASSETS..........................................................          688.9            675.1
                                                                                            ---------------  ---------------
Deferred tax liabilities:
Deferred policy acquisition costs.........................................................         (316.1)          (282.1)
Investments...............................................................................         (259.3)          (348.6)
Other.....................................................................................          (83.3)           (14.4)
                                                                                            ---------------  ---------------
GROSS DEFERRED INCOME TAX LIABILITIES.....................................................         (658.7)          (645.1)
                                                                                            ---------------  ---------------
DEFERRED INCOME TAX ASSETS................................................................   $       30.2     $       30.0
                                                                                            ===============  ===============

We have elected to file a consolidated federal income tax return for 2003 and prior years with The Phoenix Companies. Within the consolidated tax return, we are required by Internal Revenue Service regulations to segregate the entities into two groups: life insurance companies and non-life insurance companies. We are limited as to the amount of any operating losses from one group that can be offset against taxable income of the other group. These limitations affect the amount of any operating loss carryforwards that we have now or in the future.

As of December 31, 2003, we had deferred tax assets related to net operating losses of $37.6 million for federal income tax purposes and $21.1 million for state income tax purposes. The deferred tax assets related to the federal net operating losses are scheduled to expire as follows: $7.7 million in 2015, $5.4 million in 2016, $19.8 million in 2017, $1.1 million in 2018 and $3.6 million in 2023. The deferred tax assets related to the state net operating losses relate to the non-life subgroup and are scheduled to expire as follows: $11.2 million in 2020 and $9.9 million in 2021. Due to the inability to combine the life insurance and non-life insurance subgroups for state income tax purposes, a $21.1 million and a $25.8 million valuation allowance has been established at the end of 2003 and 2002, respectively, relative to the state net operating loss carryforwards.

As of December 31, 2003, the deferred income tax assets of $12.3 million related to low income housing tax credits are expected to expire as follows: $4.1 million in 2021, $4.1 million in 2022 and $4.1 million in 2023.

As of December 31, 2003, we had foreign tax credit carryover totaling $0.1 million, which is scheduled to expire in 2006. We expect to realize the benefits of the foreign tax credits, therefore, no valuation allowance has been recorded against this tax benefit.

We have determined, based on our earnings and future income, that it is more likely than not that the deferred income tax assets after valuation allowance already recorded as of December 31, 2003 and 2002 will be realized. In determining the adequacy of future income, we have considered projected future income, reversal of existing temporary differences and available tax planning strategies that could be implemented, if necessary.

Our federal income tax returns are routinely audited by the Internal Revenue Service, or the IRS, and estimated provisions are routinely provided in the financial statements in anticipation of the results of these audits. The IRS has examined our consolidated group's federal income tax returns through 1997. The IRS is currently examining our federal income tax returns for 1998 through 2001. While it is often difficult to predict the outcome of these audits, including the timing of any resolution of any particular tax matter, we believe that our reserves, as recorded in other liabilities on the balance sheet, have been adequately provided for all open tax years. Unfavorable resolution of any particular issue could result in additional use of cash to pay liabilities that would be deemed owed to the IRS. Additionally, any unfavorable or favorable resolution of any particular issue could result in an increase or decrease, respectively, to our effective income tax rate to the extent that our estimates differ from the ultimate resolution.


9. EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

MANAGEMENT RESTRUCTURING EXPENSE AND EMPLOYMENT AGREEMENTS

We have entered into agreements with certain key executives of Phoenix Life that will, in certain circumstances, provide separation benefits upon the termination of the executive's employment by the company for reasons other than death, disability, cause or retirement, or by the executive for "good reason," as defined in the agreements. For most of these executives, the agreements provide this protection only if the termination occurs following (or is effectively connected with) the occurrence of a change of control, as defined in the agreements.

We recorded a non-recurring expense of $5.2 million ($3.2 million after income taxes) and $30.5 million ($20.1 million after income taxes) in 2003 and 2002, respectively, primarily in connection with organizational and employment-related costs.

EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

The Phoenix Companies sponsors a non-contributory, defined benefit pension plan covering substantially all of its employees. Retirement benefits are a function of both years of service and level of compensation. The Phoenix Companies also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to the Internal Revenue Code. The Phoenix Companies' funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974 (ERISA). Contributions are intended to provide not only for benefits attributable to service to date, but also for service expected to be earned in the future.

The Phoenix Companies sponsors pension and savings plans for its employees, and employees and agents of its subsidiaries. The qualified plans comply with requirements established by the ERISA and excess benefit plans provide for that portion of pension obligations, which is in excess of amounts permitted by ERISA. The Phoenix Companies also provides certain health care and life insurance benefits for active and retired employees. We incur applicable employee benefit expenses through the process of cost allocation by The Phoenix Companies.

In addition to The Phoenix Companies' pension plans, The Phoenix Companies currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans sponsored by The Phoenix Companies. A substantial portion of Phoenix affiliate employees may become eligible for these benefits upon retirement. The health care plans have varying co-payments and deductibles, depending on the plan. These plans are unfunded.

Prior to June 25, 2001, Phoenix Life sponsored the aforementioned employee benefit plans. Effective June 25, 2001, Phoenix Life's parent, The Phoenix Companies, Inc., became the sponsor of these plans. Substantially all of our employees remained participants of the plans.

We recognize pension and other post-retirement benefit costs and obligations over the employees' expected service periods by discounting an estimate of aggregate benefits. We estimate aggregate benefits by using assumptions for employee turnover, future compensation increases, rates of return on pension plan assets and future health care costs. We recognize an expense for differences between actual experience and estimates over the average future service period of participants. We recognize an expense for our contributions to employee and agent savings plans at the time employees and agents make contributions to the plans. We also recognize the costs and obligations of severance, disability and related life insurance and health care benefits to be paid to inactive or former employees after employment but before retirement. Effective with the change in sponsorship of employee benefit plans to our parent, the liability for the excess of accrued pension cost of each plan over the amounts contributed to the plans was recorded as an employee benefit liability due to parent. In addition, the allocated expense for each period is recorded as a liability due to parent.

Prior to the aforementioned change in plan sponsorship to our parent in 2001, we also recognized an additional liability for any excess of the accumulated benefit obligation of each plan over the fair value of plan assets. The offset to this additional liability is first recognized as an intangible asset, which is limited to unrecognized prior service, including any unrecognized net transition obligation. Any additional offsets are then recognized as an adjustment to accumulated other comprehensive income. Effective with the June 25, 2001 change in sponsorship of our pension plans to our parent, the additional liability for excess of accumulated benefit obligation over the plan assets became a direct liability of our parent. Accordingly we have accounted for this foregiveness of a liability by our parent as a capital contribution of $14.4 million as of January 1, 2002.

Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is not separately calculated for our participation in the plans. The Phoenix Companies, the plan sponsor, established an accrued liability and amounts attributable to us have been allocated and recorded as an expense and employee benefit liability to our parent.

The underlying principal rates and assumptions used for 2003, 2002 and 2001 follow:

                                                                                2003            2002             2001
                                                                           --------------- ---------------- ---------------
PRINCIPAL RATES AND ASSUMPTIONS
ASSUMPTIONS USED TO DETERMINE BENEFIT OBLIGATIONS
Projected benefit obligation discount rate..............................         6.0%            6.5%             7.0%
Future compensation increase rate.......................................         3.5%            3.5%             4.0%
Pension plan assets long-term rate of return............................         8.5%            8.5%             9.0%
Deferred investment gain/loss amortization corridor.....................         5.0%            5.0%             5.0%
Future health care cost increase rate, age 64 and younger...............         9.25%          10.0%             5.5%
Future health care cost increase rate, age 65 and older.................        11.25%          12.0%             5.5%

ASSUMPTIONS USED TO DETERMINE BENEFIT COSTS
Projected benefit obligation discount rate..............................         6.5%            7.0%             7.5%
Future compensation increase rate.......................................         3.5%            4.0%             4.5%
Pension plan assets long-term rate of return............................         8.5%            9.0%             8.0%
Deferred investment gain/loss amortization corridor.....................         5.0%            5.0%            10.0%
Future health care cost increase rate, age 64 and younger...............        10.0%            5.5%             7.5%
Future health care cost increase rate, age 65 and older.................        12.0%            5.5%             7.5%

The Phoenix Companies' changes in the plans' assets and projected benefit obligations for the years 2003 and 2002 follow:

                                                                          EMPLOYEE PLAN              SUPPLEMENTAL PLAN
                                                                    ---------------------------  --------------------------
                                                                        2003         2002            2003         2002
                                                                    ------------- -------------  ------------- ------------
PLANS' ASSETS
Plan assets' actual gain (loss)..................................    $     66.4    $   (43.2)     $     --      $    --
Employer contributions...........................................          --           --               5.1          4.2
Participant benefit payments.....................................         (25.2)       (24.2)           (5.1)        (4.2)
                                                                    ------------- -------------  ------------- ------------
Change in plan assets............................................          41.2        (67.4)           --           --
Plan assets, beginning of year...................................         327.7        395.1            --           --
                                                                    ------------- -------------  ------------- ------------
PLANS' ASSETS, END OF YEAR.......................................    $    368.9    $   327.7      $     --      $    --
                                                                    ============= =============  ============= ============

                                                                           EMPLOYEE PLAN              SUPPLEMENTAL PLAN
                                                                    ----------------------------  --------------------------
                                                                        2003          2002            2003          2002
                                                                    ------------- --------------  ------------- ------------

PLANS' PROJECTED BENEFIT OBLIGATION
Service and interest cost accrual................................    $    (37.1)   $   (36.5)      $    (8.4)    $  (12.0)
Actuarial gain (loss)............................................         (39.9)       (23.2)            7.6        (17.8)
Plan amendment gain (loss).......................................          --          (11.8)           --           19.1
Curtailment gain (loss)..........................................           1.3         --              (2.2)        (0.6)
Participant benefit payments.....................................          25.2         24.2             5.1          4.2
                                                                    ------------- --------------  ------------- ------------
Change in projected benefit obligation...........................         (50.5)       (47.3)            2.1         (7.1)
Projected benefit obligation, beginning of year..................        (410.1)      (362.8)         (126.9)      (119.8)
                                                                    ------------- --------------  ------------- ------------
PROJECTED BENEFIT OBLIGATION, END OF YEAR........................    $   (460.6)   $  (410.1)      $  (124.8)    $ (126.9)
                                                                    ============= ==============  ============= ============

The funded status of the plans at year-end 2003 and 2002 follows:

                                                                          EMPLOYEE PLAN              SUPPLEMENTAL PLAN
                                                                    ---------------------------  ---------------------------
                                                                        2003         2002            2003         2002
                                                                    ------------- -------------  ------------- -------------

Excess of accrued pension benefit cost
  over amount contributed to plan.................................   $    (38.3)   $   (25.7)     $    (82.0)   $   (73.6)
Excess of accumulated benefit obligation over plan assets.........        (27.4)       (25.3)          (30.9)       (37.9)
                                                                    ------------- -------------  ------------- -------------
Accrued benefit obligation in other liabilities...................        (65.7)       (51.0)         (112.9)      (111.5)
Intangible asset..................................................         11.0         14.2            --           --
Minimum pension liability adjustment in
  accumulated other comprehensive income..........................         16.4         11.1            30.9         37.9
                                                                    ------------- -------------  ------------- -------------
Funding status recognized in balance sheet........................        (38.3)       (25.7)          (82.0)       (73.6)
                                                                    ------------- -------------  ------------- -------------
Net unamortized loss..............................................        (44.8)       (47.4)          (47.6)       (54.4)
Unamortized prior service (cost) credit...........................        (11.0)       (14.2)            4.8          1.1
Net unamortized transition asset..................................          2.4          4.9            --           --
                                                                    ------------- -------------  ------------- -------------
Funding status unrecognized in balance sheet......................        (53.4)       (56.7)          (42.8)       (53.3)
                                                                    ------------- -------------  ------------- -------------
PLAN ASSETS LESS THAN PROJECTED BENEFIT OBLIGATIONS, END OF YEAR..   $    (91.7)   $   (82.4)     $   (124.8)   $  (126.9)
                                                                    ============= =============  ============= =============

The Phoenix Companies expects to contribute $107.8 million to the employee pension plan through 2008, including $7.2 million during 2004.

OTHER POST-EMPLOYMENT BENEFITS. The funded status of the other post-retirement plans at year-end 2003 and 2002 follows:

                                                                                                 2003             2002
                                                                                            ---------------  ---------------

Accrued benefit obligation included in other liabilities..................................   $     (100.5)    $    (106.4)
                                                                                            ---------------  ---------------
Net unamortized gain......................................................................            6.3            18.3
Unamortized prior service (costs) credits.................................................           15.5            13.9
                                                                                            ---------------  ---------------
Funding status unrecognized in balance sheet..............................................           21.8            32.2
                                                                                            ---------------  ---------------
PLAN ASSETS LESS THAN PROJECTED BENEFIT OBLIGATIONS, END OF YEAR..........................   $      (78.7)    $     (74.2)
                                                                                            ===============  ===============

The health care cost trend rate has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated post-retirement benefit obligation by $0.8 million and the annual service and interest cost by $0.1 million. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated post-retirement benefit obligation by $0.8 million and the annual service and interest cost by $0.1 million.


10. OTHER COMPREHENSIVE INCOME

We record unrealized gains and losses on available-for-sale securities, minimum pension liability adjustments in excess of unrecognized prior service cost, foreign currency translation gains and losses and effective portions of the gains or losses on derivative instruments designated as cash flow hedges in accumulated other comprehensive income. Unrealized gains and losses on available-for-sale securities are recorded in other comprehensive income until the related securities are sold, reclassified or deemed to be impaired. Minimum pension liability adjustments in excess of unrecognized prior service cost are adjusted or eliminated in subsequent periods to the extent that plan assets exceed accumulated benefits. Foreign currency translation gains and losses are recorded in accumulated other comprehensive income until the foreign entity is sold or liquidated or the functional currency of that entity is deemed to be highly inflationary. The effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings in the same period in which the hedged transaction affects earnings. If it is probable that a hedged forecasted transaction will no longer occur, the effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings immediately.

Sources of other comprehensive income for 2003, 2002 and 2001 follow ($ amounts in millions):

                                                                                    2002                        2001
                                                        2003                      RESTATED                    RESTATED
                                             ------------------------------------------------------------------------------------
                                                 GROSS          NET          GROSS          NET          GROSS          NET
                                             ------------- ------------- -------------- ------------- ------------- -------------

Unrealized gains (losses) on  investments..   $    138.9    $    163.2    $     609.1    $    108.3    $    152.5    $     34.2
Net realized investment losses on
  available-for-sale securities
  included in net income...................       (111.4)        (72.4)        (140.7)        (91.4)        (17.0)        (12.9)
                                             ------------- ------------- -------------- ------------- ------------- -------------
Net unrealized investment gains............         27.5          90.8          468.4          16.9         135.5          21.3
Minimum pension liability adjustment.......         --            --             --            --           (12.8)         (8.3)
Net unrealized foreign currency
  translation adjustment ..................         11.9           8.2            7.1           1.2          (2.6)         (1.7)
Net unrealized derivative instruments
  gains (losses)...........................         35.9          36.6         (128.0)       (129.9)        (23.1)        (25.8)
                                             ------------- ------------- -------------- ------------- ------------- -------------
Other comprehensive income (loss)..........         75.3    $    135.6          347.5    $   (111.8)         97.0    $    (14.5)
                                             ------------- ============= -------------- ============= ------------- =============
Applicable policyholder
  dividend obligation......................        (45.5)                       369.4                       108.8
Applicable deferred policy acquisition
  cost amortization........................        (12.4)                        95.9                       (28.5)
Applicable deferred income taxes (benefit)          (2.4)                        (6.0)                       31.2
                                             -------------                -------------               -------------
Offsets to other comprehensive income......        (60.3)                       459.3                       111.5
                                             -------------                -------------               -------------
OTHER COMPREHENSIVE INCOME (LOSS)..........   $    135.6                   $   (111.8)                 $    (14.5)
                                             =============                =============               =============

Components of accumulated other comprehensive income as of December 31, 2003 and 2002 follow ($ amounts in millions):
                                                                                                             2002
                                                                                    2003                    RESTATED
                                                                          -------------------------------------------------------
                                                                             GROSS         NET         GROSS         NET
                                                                          ------------- ------------- ------------- -------------

Unrealized gains on investments......................................      $    718.5    $    157.9    $    691.0    $     67.1
Unrealized foreign currency translation adjustment...................            10.3           3.8          (1.6)         (4.4)
Unrealized losses on derivative instruments..........................          (116.8)       (120.7)       (152.7)       (157.3)
                                                                          ------------- ------------- ------------- -------------
Accumulated other comprehensive income...............................           612.0    $     41.0         536.7    $    (94.6)
                                                                          ------------- ============= ------------- =============
Applicable policyholder dividend obligation..........................           432.7                       478.2
Applicable deferred policy acquisition costs.........................            94.1                       106.5
Applicable deferred income taxes.....................................            44.2                        46.6
                                                                          -------------               -------------
Offsets to accumulated other comprehensive income....................           571.0                       631.3
                                                                          -------------               -------------
ACCUMULATED OTHER COMPREHENSIVE INCOME...............................      $     41.0                  $    (94.6)
                                                                          =============               =============

11. DISCONTINUED OPERATIONS

On June 25, 2001 Phoenix Life sold Phoenix National Trust Company along with certain other subsidiaries to The Phoenix Companies. During the fourth quarter of 2003, The Phoenix Companies entered into a purchase and sale agreement to sell 100% of common stock held by them in Phoenix National Trust Company. This sale closed effective March 31, 2004. Phoenix National Trust Company's after tax loss through June 25, 2001, of $0.9 million, is included in discontinued operations for 2001.

During 1999, we discontinued the operations of three of our business segments which in prior years had been reflected as reportable business segments: reinsurance operations, group life and health operations and real estate management operations. We sold several operations, had a signed agreement to sell one of the operations and we implemented plans to withdraw from the remaining businesses.

Total reserves related to our discontinued reinsurance operations, including coverage available from our finite reinsurance and reserves for amounts recoverable from retrocessionaires, were $185.0 million and $155.0 million as of December 31, 2003 and 2002, respectively. Our total amounts recoverable from retrocessionaires related to paid losses were $165.0 million and $65.0 million as of December 31, 2003 and 2002, respectively. We did not recognize any gains or losses during the years 2003, 2002 and 2001. See Note 16 for additional information on the discontinued reinsurance business.

We have excluded assets and liabilities of the discontinued operations from the assets and liabilities of continuing operations and on a net basis included them in other general account assets on our balance sheet.


12. DERIVATIVE INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

DERIVATIVE INSTRUMENTS

We maintain an overall interest rate risk-management strategy that primarily incorporates the use of interest rate swaps as hedges of our exposure to changes in interest rates. Our exposure to changes in interest rates primarily results from our commitments to fund interest-sensitive insurance liabilities, as well as from our significant holdings of fixed rate financial instruments.

All derivative instruments are recognized on the balance sheet at fair value. Generally, each derivative is designated according to the associated exposure as either a fair value or cash flow hedge at its inception as we do not enter into derivative contracts for trading or speculative purposes.

Except for the foreign currency swaps discussed below, all fair value hedges are accounted for with changes in the fair value of related interest rate swaps recorded on the balance sheet with an offsetting amount recorded to the hedged item's balance sheet carrying amount. Changes in the fair value of foreign currency swaps used as hedges of the fair value of foreign currency denominated assets are reported in current period earnings with the change in value of the hedged asset attributable to the hedged risk.

Cash flow hedges are generally accounted for with changes in the fair value of related interest rate swaps recorded on the balance sheet with an offsetting amount recorded in accumulated other comprehensive income. The effective portion of changes in fair values of derivatives hedging the variability of cash flows related to forecasted transactions are reported in accumulated other comprehensive income and reclassified into earnings in the periods during which earnings are affected by the variability of the cash flows of the hedged item.

Changes in the fair value of derivative instruments not designated as hedging instruments and ineffective portions of hedges are recognized in net investment income in the period incurred.

Our general account held the following positions in derivative instruments as of December 31, 2003 and 2002 at fair value ($ amounts in millions):

                                                                                  2003                         2002
                                                                      -----------------------------------------------------------
                                               NOTIONAL
                                                AMOUNT      MATURITY       ASSET       LIABILITY        ASSET       LIABILITY
                                             ------------------------ -------------- -------------- -------------- --------------
INTEREST RATE SWAPS
    Cash flow hedges.......................   $       30     2007      $       4.5    $      --      $       5.6    $      --
    Non-hedging derivative instruments.....          360     2007             25.1           21.7           30.7           26.5
Other......................................           90   2003-2008           0.4           --              0.8           --
                                             -------------            -------------- -------------- -------------- --------------
TOTAL GENERAL ACCOUNT
  DERIVATIVE INSTRUMENT POSITIONS..........   $      480               $      30.0    $      21.7    $      37.1    $      26.5
                                             =============            ============== ============== ============== ==============

Fair value hedges. We currently hold interest rate swaps that convert a portion of our fixed rate debt portfolio to variable rate debt. These hedges are accounted for under the shortcut method and, therefore, no hedge ineffectiveness is recorded in current period earnings associated with these interest rate swaps.

During a portion of 2002 and all of 2001, we held foreign currency swaps that hedged the fair value of foreign currency denominated available-for-sale securities that backed U.S. dollar denominated liabilities. We recognized ineffectiveness of $0.5 million ($0.3 million after income taxes) and $1.2 million ($0.8 million after income taxes) for the years 2002 and 2001, respectively. There were no foreign currency swaps held during 2003.

Cash flow hedges. We currently hold interest rates swaps that effectively convert variable rate bond cash flows to fixed cash flows in order to better match the cash flows of associated liabilities. These hedges are accounted for under the shortcut method and, therefore, no hedge ineffectiveness was recorded in earnings for 2003, 2002 and 2001. We do not expect to reclassify any amounts reported in accumulated other comprehensive income into earnings over the next twelve months with respect to these hedges.

We recognized an after-tax gain of $0.0 million, $1.8 million and $3.0 million for the years 2003, 2002 and 2001 in accumulated other comprehensive income related to changes in fair value of interest rate forward swaps designated as cash flow hedges of the forecasted purchase of assets. At December 31, 2003 we expect to reclassify into earnings over the next twelve months $1.0 million of the deferred after-tax gains on these derivative instruments. For the years 2003, 2002 and 2001, we reclassified after-tax gains of $0.6 million, $0.6 million and $0.3 million, respectively, into earnings related to these same derivatives.

Non-hedging derivative instruments. We also hold interest rate swaps that were initially entered into as hedges of an anticipated purchase of assets associated with an acquisition of a block of insurance liabilities. Subsequently, offsetting swap positions were taken to lock in a stream of income to supplement the income on the assets purchased.

On January 1, 2001, we recorded a net-of-tax cumulative effect adjustment of $1.3 million (gain) in earnings to recognize at fair value all derivative instruments that are designated as fair-value hedging instruments. We recorded an offsetting net-of-tax cumulative effect adjustment of $1.3 million (loss) in earnings to recognize the difference attributable to the hedged risks between the carrying values and fair values of the related hedged assets and liabilities. We also recorded a net-of-tax cumulative effect adjustment of $1.1 million (gain) in accumulated other comprehensive income to recognize, at fair value, all derivative instruments that are designated as cash-flow hedging instruments. For derivative instruments that were not designated as hedges, we also recorded a cumulative effect adjustment of $6.0 million in earnings, ($3.9 million after income taxes) in earnings to recognize these instruments at fair value.

We are exposed to credit risk in the event of non-performance by counterparties to these derivative instruments. We do not expect that counterparties will fail to meet their financial obligation as we only enter into derivative contracts with a number of highly rated financial institutions. The credit exposure of these instruments is the positive fair value at the reporting date, or $40.3 million as of December 31, 2003. We consider the likelihood of any material loss on these instruments to be remote.

FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying amounts and estimated fair values of financial instruments as of December 31, 2003 and 2002 follow ($ amounts in millions):


                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                            CARRYING            FAIR           CARRYING           FAIR
                                                             VALUE             VALUE            VALUE            VALUE
                                                         ---------------   ---------------  ---------------  ---------------

Cash and cash equivalents..............................   $      382.7      $      382.7     $    1,027.8     $    1,027.8
Debt securities (Note 3)...............................       13,268.8          13,268.8         11,889.5         11,889.5
Equity securities (Note 3).............................          184.0             184.0            251.9            251.9
Mortgage loans (Note 3)................................          284.1             301.4            468.8            488.2
Debt and equity securities pledged as collateral
  (Note 7).............................................        1,350.0           1,350.0          1,358.7          1,358.7
Derivative financial instruments.......................           30.0              30.0             37.1             37.1
Policy loans (Note 3)..................................        2,227.8           2,356.4          2,195.9          2,367.9
                                                         ---------------   ---------------  ---------------  ---------------
FINANCIAL ASSETS.......................................   $   17,727.4      $   17,873.3     $   17,229.7     $   17,421.1
                                                         ===============   ===============  ===============  ===============

Investment contracts (Note 2)..........................   $    3,642.7      $    3,680.8     $    3,395.7     $    3,481.9
Non-recourse collateralized obligations (Note 7).......        1,472.0           1,444.8          1,609.5          1,426.9
Indebtedness (Note 5)..................................          175.0             188.8            175.0            182.5
Derivative financial instruments.......................           21.7              21.7             26.5             26.5
                                                         ---------------   ---------------  ---------------  ---------------
FINANCIAL LIABILITIES..................................   $    5,311.4      $    5,336.1     $    5,206.7     $    5,117.8
                                                         ===============   ===============  ===============  ===============


13. PHOENIX LIFE STATUTORY FINANCIAL INFORMATION AND REGULATORY MATTERS

Statutory financial data for Phoenix Life as of December 31, 2003, 2002 and 2001 and for the years 2003, 2002 and 2001 are as follows ($ amounts in millions):

                                                                                2003             2002              2001
                                                                           ---------------  ---------------   ---------------

Statutory capital, surplus, surplus notes and asset valuation reserve...    $      961.5     $    1,008.0      $    1,371.3
Statutory gain from operations..........................................    $       69.7     $       44.5      $      119.9
Statutory net income (loss).............................................    $       21.5     $        7.5      $      (13.4)

New York Insurance Law requires that New York life insurers report their risk-based capital (RBC). RBC is based on a formula calculated by applying factors to various assets, premium and statutory reserve items. The formula takes into account the risk characteristics of the insurer, including asset risk, insurance risk, interest rate risk and business risk. New York insurance law gives the New York Superintendent of Insurance explicit regulatory authority to require various actions by, or take various actions against, insurers whose total adjusted capital does not exceed certain RBC levels. Each of the U.S. insurance subsidiaries of Phoenix Life is also subject to these same RBC requirements. Phoenix Life and each of its insurance subsidiaries' RBC was in excess of 300% of Company Action Level (the level where a life insurance enterprise must submit a comprehensive plan to state insurance regulators) as of December 31, 2003 and 2002.

Under New York Insurance Law, Phoenix Life can pay stockholder dividends to us in any calendar year without prior approval from the New York Insurance Department in the amount of the lesser of 10% of Phoenix Life's surplus to policyholders as of the immediately preceding calendar year or Phoenix Life's statutory net gain from operations for the immediately preceding calendar year, not including realized capital gains. Phoenix Life paid dividends of $44.5 million in 2003 and is able to pay $69.7 million in dividends in 2004 without prior approval from the New York Insurance Department. Any additional dividend payments, in excess of $69.7 million in 2004, would be subject to the discretion of the New York Superintendent of Insurance.


14. PREMISES AND EQUIPMENT

Premises and equipment, consisting primarily of office buildings occupied by us, are stated at cost less accumulated depreciation and amortization. We depreciate buildings on the straight-line method over 10 to 45 years and equipment primarily on a modified accelerated method over 3 to 10 years. We amortize leasehold improvements over the terms of the related leases.

Premises and equipment are included in other general account assets in our balance sheet. Cost and carrying value as of December 31, 2003 and 2002 follows ($ amounts in millions):

                                                                             2003                          2002
                                                                 -----------------------------  -----------------------------
                                                                                  CARRYING                       CARRYING
                                                                     COST           VALUE           COST           VALUE
                                                                 -------------  --------------  -------------  --------------

Real estate....................................................   $    148.8     $     63.5      $    155.5     $     72.1
Equipment......................................................        154.8           31.8           134.7           26.0
                                                                 -------------  --------------  -------------  --------------
Premises and equipment cost and carrying value.................        303.6     $     95.3           290.2     $     98.1
                                                                                ==============                 ==============
Accumulated depreciation and amortization......................       (208.3)                        (192.1)
                                                                 -------------                  -------------
PREMISES AND EQUIPMENT.........................................   $     95.3                     $     98.1
                                                                 =============                  =============

In February 2004, we announced the execution of an agreement to sell our Enfield, Connecticut office facility, which sale is expected to close in the second quarter of 2004.

Rental expenses for operating leases for continuing operations, principally with respect to buildings, amounted to $11.4 million, $12.1 million and $13.4 million in 2003, 2002 and 2001, respectively. Future minimum rental payments under non-cancelable operating leases for continuing operations were $18.4 million as of December 31, 2003, payable as follows: 2004, $6.9 million; 2005, $4.9 million; 2006, $3.5 million; 2007, $2.4 million; 2008, $0.7 million; and $0.0 million thereafter.


15. RELATED PARTY TRANSACTIONS

As of June 25, 2001, the following indirect wholly-owned subsidiaries of Phoenix Life were transferred to Phoenix, or one of its subsidiaries; Phoenix Investment Partners, Phoenix Charter Oak Trust Company, WS Griffith Securities, Inc., WS Griffith Associates, Inc. and Main Street Management Company. Proceeds from the transfer were $659.8 million. The transfer of these entities resulted in a pre-tax gain of $222.6 million ($146.1 million, net of tax).

Phoenix Investment Partners, an indirect wholly-owned subsidiary of Phoenix, through its affiliated registered investment advisors, provides investment advisory services (e.g., general account and variable separate account products) to Phoenix Life for a fee. Investment advisory fees incurred by Phoenix Life were $8.2 million for 2002 and $8.2 million for 2003. Amounts payable to the affiliated investment advisors were $565 and $604 thousand, as of December 31, 2002 and 2003, respectively. Variable product separate accounts fees, net of reimbursement were $5.3 million for 2002 and $2.6 million for 2003.

On February 26, 2001, Phoenix Life entered into a $69.0 million subordinated loan agreement with Phoenix Investment Partners, due March 1, 2006, in exchange for the debentures held by Phoenix Life. Interest is payable quarterly in arrears at an annual rate based on LIBOR plus 2%. The average blended interest rate was approximately 4% and 3% for the years ended December 31, 2002 and 2003, respectively. The loan agreement requires no principal repayment prior to maturity.

Phoenix Equity Planning Corporation (PEPCO), a wholly-owned subsidiary of Phoenix Investment Partners, is the principal underwriter of Phoenix Life's annuity and variable life contracts. Contracts may be purchased through registered representatives of a Phoenix affiliate, W.S. Griffith & Co., Inc., as well as other outside broker dealers who are licensed to sell Phoenix Life annuity contracts. As of June 30, 2001 Phoenix Investment Partners was no longer a subsidiary of Phoenix Life due to the transfer to The Phoenix Companies. Phoenix Life incurred commissions for contracts underwritten by PEPCO of $43.5 million for 2002 and $38.3 million for 2003. Amounts payable to PEPCO were $3.3 million and $4.4 million, as of December 31, 2002 and 2003, respectively.

In 2001, Phoenix reimbursed Phoenix Life $42.6 million for expenses incurred in conjunction with the demutualization and $41.5 million for policy credits and payments to eligible policyholders in lieu of stock.

State Farm Mutual Automobile Insurance Company (State Farm) currently owns of record more than 5% of The Phoenix Companies' outstanding common stock. In 2003, we incurred approximately $25.8 million, as compensation for the sale of our insurance and annuity products, to entities which were either subsidiaries of State Farm or owned by State Farm employees.


16. CONTINGENT LIABILITIES

In 1999, we discontinued our reinsurance operations through a combination of sale, reinsurance and placement of certain retained group accident and health reinsurance business into run-off. We adopted a formal plan to stop writing new contracts covering these risks and to end the existing contracts as soon as those contracts would permit. However, we remain liable for claims under those contracts. We also purchased finite aggregate excess-of-loss reinsurance, or finite reinsurance, to further protect us from unfavorable results from this discontinued business.

We have established reserves for claims and related expenses that we expect to pay on our discontinued group accident and health reinsurance business. These reserves are a net present value amount that is based on currently known facts and estimates about, among other things, the amount of insured losses and expenses that we believe we will pay, the period over which they will be paid, the amount of reinsurance we believe we will collect under our finite reinsurance, the amounts we believe we will collect from our retrocessionaires and the likely legal and administrative costs of winding down the business.

Our total reserves, including coverage available from our finite reinsurance and reserves for amounts recoverable from retrocessionaires, were $185.0 million and $155.0 million as of December 31, 2003 and 2002 respectively. Our total amounts recoverable from retrocessionaires related to paid losses were $165.0 million and $65.0 million as of December 31, 2003 and 2002, respectively. We did not recognize any gains or losses during the years 2003, 2002 and 2001.

We expect our reserves and reinsurance to cover the run-off of the business; however, the nature of the underlying risks is such that the claims may take years to reach the reinsurers involved. Therefore, we expect to pay claims out of existing estimated reserves for up to ten years as the level of business diminishes. In addition, unfavorable claims experience is possible and could result in additional future losses. Given the uncertainty associated with litigation and other dispute resolution proceedings, as described below, our estimated amount of the loss on disposal of reinsurance discontinued operations may differ from actual results. However, it is our opinion, based on current information and after consideration of the provisions made in these financial statements, as described above, that future developments will not have a material effect on our financial position.

Unicover Managers, Inc.

A significant portion of the claims arising from our discontinued group accident and health reinsurance business arises from the activities of Unicover Managers, Inc. (Unicover). Unicover organized and managed a group, or pool, of insurance companies (Unicover pool) and two other facilities (Unicover facilities), which reinsured the life and health insurance components of workers' compensation insurance policies issued by various property and casualty insurance companies. We were a member of the Unicover pool but terminated our participation in the pool effective March 1, 1999.

We are involved in disputes relating to the activities of Unicover. Under Unicover's underwriting authority, the Unicover pool and Unicover facilities wrote a dollar amount of reinsurance coverage that was many times greater than originally estimated. As a member of the Unicover pool, we were involved in several proceedings in which the pool members asserted that they could deny coverage to certain insurers that claimed that they purchased reinsurance coverage from the pool. Those matters were settled. Also, the pool members are currently involved in proceedings arising from business ceded to the London market. Those proceedings are in the preliminary stages.

Further, we were, along with Sun Life Assurance of Canada (Sun Life) and Cologne Life Reinsurance Company (Cologne Life), a retrocessionaire (meaning a reinsurer of other reinsurers) of the Unicover pool and two other Unicover facilities, providing the pool and facility members with reinsurance of the risks that the pool and facility members had assumed. In September 1999, we joined an arbitration proceeding that Sun Life had begun against the members of the Unicover pool and the Unicover facilities. In this arbitration, we and Sun Life sought to cancel our retrocession agreements on the grounds that material misstatements and nondisclosures were made to us about, among other things, the amount of risks we would be reinsuring. The arbitration proceeded only with respect to the Unicover pool because we, Sun Life and Cologne Life reached settlement with the two Unicover facilities in the first quarter of 2000. In October 2002, the arbitration panel issued its decision that the agreement by which we provided retrocessional reinsurance to the pool was valid only to the extent of business bound or renewed to that agreement on or before August 31, 1998. This decision had the effect of granting us a substantial discount on our potential liabilities, because most of the business was bound or renewed to the agreement after August 31, 1998. In a clarification dated January 4, 2003, the arbitration panel confirmed its decision. A significant portion of our remaining potential liabilities as a retrocessionaire of the pool may be recovered from our retrocessionaires.

In one of the Unicover facilities' settlements, the Reliance facility settlement of January 2000, we paid a settlement amount of $97.9 million and were released from all of our obligations as a retrocessionaire of the facility. Subsequently, we were reimbursed by one of our retrocessionaires for $38.8 million of the amount we paid under the settlement. A significant portion of the remainder of the settlement payment may be recovered from certain of our other retrocessionaires.

In the other Unicover facilities' settlement, the Lincoln facility settlement of March 2000, we paid a settlement amount of $11.6 million and were released from all of our obligations as a retrocessionaire of the facility. A significant portion of the settlement payment may be recovered from certain of our retrocessionaires.

The likelihood of obtaining the additional recoveries from our retrocessionaires cannot be estimated with a reliable degree of certainty at this stage of our recovery efforts. This is due in part to the lack of sufficient claims information (which has resulted from disputes among ceding reinsurers leading to delayed processing, reporting blockages and standstill agreements among reinsurers) and in part to the matters discussed below under "Related Proceedings."

The amounts paid and the results achieved in the above settlements and arbitration decision are reflected in our consolidated financial statements. As the amounts previously reserved for these matters were sufficient, we established no additional reserves with respect to these settlements and arbitration decision.

Related Proceedings

In our capacity as a retrocessionaire of the Unicover business, we had an extensive program of our own reinsurance in place to protect us from financial exposure to the risks we had assumed. Currently, we are involved in separate arbitration proceedings with three of our own retrocessionaires, which are seeking on various grounds to avoid paying any amounts to us or have reserved rights. Because the same retrocession program that covers our Unicover business covers a significant portion of our other remaining group accident and health reinsurance business, we could have additional material losses if one or more of our retrocessionaires successfully avoids its obligations.

With one of those retrocessionaires, we have three disputes. One concerns an agreement under which the retrocessionaire reinsures us for up to $45 thousand per loss in excess of a $5 thousand retention. In June 2003, the arbitration panel issued its decision, which upheld in all material respects the retrocessional obligations to us. The decision is the subject of a pending appeal only with respect to the Unicover business. The other two disputes will not have a material effect on our reinsurance recoverable balances. As of December 31, 2003, the reinsurance recoverable balance from this retrocessionaire related to paid losses was $57.0 million, subject to further development.

The dispute with another retrocessionaire, which sought to avoid an excess-of-loss retrocession agreement, a surplus share retrocession agreement and a quota share retrocession agreement, was the subject of an arbitration in November, 2003. In December 2003, the arbitration panel issued its interim decision which is confidential. The financial implications of the interim decision are consistent with our current financial provisions. As of December 31, 2003, the reinsurance recoverable balance from this retrocessionaire related to paid losses was $7.0 million, subject to further development.

The dispute with the third retrocessionaire is the subject of arbitration proceedings that we initiated in December 2003. The purpose of the arbitration proceedings is to confirm the validity and enforce the terms of the retrocessional contracts. We had previously entered into a standstill agreement with this retrocessionaire under which both parties had agreed not to commence any proceedings against the other without providing written notice within a specified period. The purpose of the agreement was to allow the parties to investigate the existence and extent of their contractual obligations to each other. As of December 31, 2003, the reinsurance recoverable balance from this retrocessionaire related to paid losses was $86.0 million, subject to further development.

At this stage, we cannot predict the outcome of the above matters, nor can we estimate the amount at risk with a reliable degree of certainty. This is due in part to our lack of sufficient claims information (which has resulted from disputes among ceding reinsurers that have led to delayed processing, reporting blockages, and standstill agreements among reinsurers). This applies with regard both to business related to Unicover and not related to Unicover.

Other Proceedings

Another set of disputes involves personal accident business that was reinsured in the mid-1990s in the London reinsurance market in which we participated. These disputes involve multiple layers of reinsurance and allegations that the reinsurance program created by the brokers involved in placing those layers was interrelated and devised to disproportionately pass losses to a top layer of reinsurers. Many companies who participated in this business are involved in litigation or arbitration in attempts to avoid their obligations on the basis of misrepresentation. Because of the complexity of the disputes and the reinsurance arrangements, many of these companies are currently participating in negotiations of the disputes for certain contract years, and we believe that similar discussions will follow for the remaining years. Although we are vigorously defending our contractual rights, we are actively involved in the attempt to reach negotiated business solutions. At this stage, we cannot predict the outcome, nor can we estimate the amount at risk with a reliable degree of certainty. This is due in part to our lack of sufficient claims information (which has resulted from disputes among ceding reinsurers that have led to delayed processing, reporting blockages, and standstill agreements among reinsurers).

                            PHOENIX SPECTRUM EDGE(SM)


         PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT ("SEPARATE ACCOUNT")
                         PHOENIX LIFE INSURANCE COMPANY
                 VARIABLE ACCUMULATION DEFERRED ANNUITY CONTRACT


                       STATEMENT OF ADDITIONAL INFORMATION


HOME OFFICE:                                      PHOENIX LIFE INSURANCE COMPANY
One American Row                                     ANNUITY OPERATIONS DIVISION
Hartford, Connecticut 06102                                          PO Box 8027
                                                Boston, Massachusetts 02266-8027

                                   May 1, 2004

    This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the prospectus, dated May 1, 2004. You may obtain a copy of the prospectus without charge by contacting Phoenix Life Insurance Company ("Phoenix") at the above address or by calling 800/541-0171.


                                TABLE OF CONTENTS


                                                                            PAGE
                                                                            ----
Phoenix Life Insurance Company...........................................     2

Underwriter..............................................................     2

Disruptive Trading and Market Timing.....................................     2

Performance History......................................................     3

Calculation of Yield and Return..........................................    10

Calculation of Annuity Payments .........................................    11

Experts .................................................................    12

Separate Account Financial Statements....................................  SA-1

Company Financial Statements.............................................   F-1

PHOENIX LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

    On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company, incorporated May 1, 1851, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company ("Phoenix"). As part of the demutualization, Phoenix became a wholly owned subsidiary of The Phoenix Companies, Inc., a newly formed, publicly traded Delaware corporation. Our executive and administrative office is at One American Row, Hartford, Connecticut, 06102-5056. Our New York principal office is at 10 Krey Boulevard, East Greenbush, New York 12144. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.


UNDERWRITER
--------------------------------------------------------------------------------
    Phoenix Equity Planning Corporation ("PEPCO"), an affiliate of Phoenix, as underwriter, offers these contracts on a continuous basis. PEPCO is not compensated for any underwriting commissions. All underwriting commission costs are borne directly by Phoenix.


DISRUPTIVE TRADING AND MARKET TIMING
--------------------------------------------------------------------------------
    The following disclosure is intended to supplement the disclosure in the Contract prospectus.

    Frequent transfers, programmed transfers, transfers into and then out of a subaccount in a short period of time, and transfers of large amounts at one time ("Disruptive Trading") can have harmful effects for other Contract owners. To protect our Contract owners and the underlying funds from Disruptive Trading, we have adopted certain market timing policies and procedures.

    Under our market timing policy, we could modify your transfer privileges for some or all of the subaccounts. Modifications include, but are not limited to: not accepting a transfer request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be transferred into or out of any subaccount at any one time. Unless prohibited by the terms of the Contract, we may (but are not obligated to):

o limit the dollar amount and frequency of transfers (e.g., prohibit more than one transfer a week, or more than two a month, etc.),

o restrict the method of making a transfer (e.g., require that all transfers into a particular subaccount be sent to our Service Center by first class U.S. mail and rescind telephone or fax transfer privileges),

o require a holding period for some subaccounts (e.g., prohibit transfers into a particular subaccount within a specified period of time after a transfer out of that subaccount),

o impose redemption fees on short-term trading (or implement and administer redemption fees imposed by one or more of the underlying funds), or

o   impose other limitations or restrictions.

    Currently we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency of a Contract owner's transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other Contracts owned by or under the control or influence of the same individual or entity. We currently review transfer activity on a weekly basis. We also consider any concerns brought to our attention by the managers of the underlying funds. We may change our monitoring procedures at any time without notice.

    Currently we attempt to deter Disruptive Trading by monitoring a Contract owner's transfer activity. If a Contract owner's transfer request exceeds the transfer parameters, we send the owner a warning letter. Then, if at any time thereafter the owner's transfer activity exceeds the transfer parameters, we will revoke the Contract owner's right to make Internet, phone and fax transfers. This would mean that thereafter the Contract owner could make transfers only through the U.S. mail or by other physical delivery of a written transfer request with an original signature of the Contract owner(s). We will notify Contract owners in writing (by mail to their address of record on file with us) if we revoke their Internet, phone or fax transfer privileges.

    We do not include transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Rebalancing or other similar programs when applying our market timing policy.

    We have adopted these policies and procedures as a prophylactic measure to protect all Contract owners from the potential affects of Disruptive Trading, while also abiding by any rights that Contract owners may have to make transfers and providing reasonable and convenient methods of making transfers that do not have the potential to harm other Contract owners.

    We currently do not make any exceptions to the policies and procedures discussed above to detect and deter Disruptive Trading. We may reinstate Internet, telephone and fax transfer privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.

    We cannot guarantee that our monitoring will be 100% successful in detecting all transfer activity that exceeds the parameters discussed above (and we do not guarantee that these are appropriate transfer parameters to prevent Disruptive Trading). We cannot guarantee that revoking a Contract owner's Internet, telephone and fax transfer privileges will successfully deter all Disruptive Trading. In addition, some of the underlying funds are available to insurance companies other than Phoenix and we do not know whether those other insurance companies have adopted any policies and procedures to detect and deter Disruptive Trading, or if so what those policies and procedures might be.

    We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of underlying fund shares are subject to acceptance by the relevant fund. We reserve the right to reject, without prior notice, any transfer request into any subaccount if the purchase of shares in the corresponding underlying fund is not accepted for any reason.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------


From time to time, the Separate Account may include the performance history of any or all subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Performance information may be expressed as yield and effective yield of the Phoenix-Goodwin Money Market Subaccount, as yield of the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount and as total return of any subaccount. For the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount, quotations of yield will be based on all investment income per unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing the net investment income by the maximum offering price per unit on the last day of the period.

    When a subaccount advertises its total return, it usually will be calculated for one, five and ten years or since inception if the subaccount has not been in existence for at least 10 years. Total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract charges except for premium taxes (which vary by state) at the beginning of the relevant period.

    For those subaccounts within the Separate Account that have not been available for one of the quoted periods, the average annual total return quotations may show the investment performance such subaccount would have achieved (reduced by the applicable charges) had it been available to invest in shares of the fund for the period quoted.

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2003 FOR CONTRACTS WITH DEATH BENEFIT OPTION 1

--------------------------------------------------------------------------------------------------------------------------------
                    Subaccount                          Inception Date*     1 Year      5 Years      10 Years    Since Inception
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                        5/1/90         24.90%       -3.00%        4.42%          5.05%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                          10/29/01         21.27%         N/A          N/A           6.24%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series            7/14/97         19.33%       -3.79%         N/A           2.09%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value Series           10/29/01         19.15%         N/A          N/A          -2.81%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series          5/1/95         31.23%       16.17%         N/A          13.88%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                     12/31/82         19.58%       -9.37%        3.33%         10.87%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series              8/15/00         39.30%         N/A          N/A         -14.15%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                         10/8/82         -5.91%        1.76%        2.91%          4.39%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series           12/31/82          7.80%        6.90%        6.42%          8.39%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series          6/2/03          N/A           N/A          N/A          -4.00%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                       8/12/02         12.27%         N/A          N/A           5.50%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                8/12/02         13.44%         N/A          N/A           9.99%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series           8/12/02         22.87%         N/A          N/A          11.93%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                       8/12/02         31.90%         N/A          N/A          19.76%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series                        8/12/02         21.84%         N/A          N/A          15.37%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series                   8/12/02         10.95%         N/A          N/A          12.56%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series                  8/12/02         23.29%         N/A          N/A          15.25%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                    8/12/02         17.58%         N/A          N/A          12.05%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series                  12/20/99         13.98%         N/A          N/A         -13.38%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series                         10/29/01         15.70%         N/A          N/A          -2.76%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value Series                                   10/29/01         17.96%         N/A          N/A           2.83%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                             12/20/99         20.49%         N/A          N/A          -2.23%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                 8/15/00         41.70%         N/A          N/A         -26.04%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series                    3/2/98         20.55%       -1.75%         N/A           1.58%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series                9/17/84         13.04%        2.28%        7.13%          9.80%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity Series                         3/2/98         17.00%        3.89%         N/A           5.02%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series              11/20/00         25.81%         N/A          N/A           0.85%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series               3/2/98         33.91%        9.13%         N/A           5.34%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series           11/20/00         36.76%         N/A          N/A          14.54%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                         3/2/98         21.90%       -0.05%         N/A           3.30%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                       1/29/96         30.24%       -3.86%         N/A           5.40%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth Series       8/12/02         46.18%         N/A          N/A          31.90%
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                          3/30/01         22.58%         N/A          N/A          -4.47%
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                3/30/01         18.19%         N/A          N/A          -7.97%
--------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                    6/5/00         27.73%         N/A          N/A         -16.30%
--------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II            7/15/99         -4.28%         N/A          N/A           4.77%
--------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                          7/15/99         15.36%         N/A          N/A           0.86%
--------------------------------------------------------------------------------------------------------------------------------
VIP Fidelity Contrafund(R)Portfolio                          6/5/00         21.43%         N/A          N/A          -3.41%
--------------------------------------------------------------------------------------------------------------------------------
VIP Fidelity Growth Opportunities Portfolio                  6/5/00         22.72%         N/A          N/A         -10.06%
--------------------------------------------------------------------------------------------------------------------------------
VIP Fidelity Growth Portfolio                                6/5/00         25.81%         N/A          N/A         -13.13%
--------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                5/1/00         18.26%         N/A          N/A           5.47%
--------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                            5/1/97         25.24%        0.12%         N/A           2.66%
--------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                             5/1/00         25.17%         N/A          N/A           1.01%
--------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                               6/2/03           N/A          N/A          N/A          -1.05%
--------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                               6/2/03           N/A          N/A          N/A          15.33%
--------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                    6/2/03           N/A          N/A          N/A           9.09%
--------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                       7/15/99         26.37%         N/A          N/A          -7.26%
--------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                          10/29/01         21.23%         N/A          N/A          -0.53%
--------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                       12/20/99         40.64%         N/A          N/A         -26.39%
--------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                  2/1/99         34.17%         N/A          N/A           8.21%
--------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                               5/1/95         41.71%        8.98%         N/A          13.69%
--------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                2/1/99         23.77%         N/A          N/A          12.73%
--------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                5/1/95         36.13%        7.23%         N/A          14.82%
--------------------------------------------------------------------------------------------------------------------------------


 *The date that the subaccount was added to the Separate Account.

The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than one year are annualized. Returns are net of investment management fees, daily administrative fees, annual contract fee, mortality and expense risk charges, and deferred surrender charges of 6% and 2% deducted from redemptions after one and five years, respectively. Surrender charges are based on the age of the deposit. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2003 FOR CONTRACTS WITH DEATH BENEFIT OPTION 2

--------------------------------------------------------------------------------------------------------------------------------
                    Subaccount                          Inception Date*     1 Year      5 Years      10 Years    Since Inception
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                        5/1/90         24.70%       -3.14%        4.26%          4.89%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                          10/29/01         21.07%        N/A           N/A           6.07%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series            7/14/97         19.14%       -3.94%         N/A           1.93%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value Series           10/29/01         18.97%        N/A           N/A          -2.95%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series          5/1/95         31.02%       16.00%         N/A          13.71%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                     12/31/82         19.39%       -9.51%        3.18%         10.70%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series              8/15/00         39.08%        N/A           N/A         -14.28%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                         10/8/82         -6.05%        1.60%        2.76%          4.24%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series           12/31/82          7.63%        6.73%        6.26%          8.23%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series          6/2/03          N/A          N/A           N/A          -4.09%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                       8/12/02         12.09%        N/A           N/A           5.34%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                8/12/02         13.26%        N/A           N/A           9.81%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series           8/12/02         22.68%        N/A           N/A          11.75%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                       8/12/02         31.69%        N/A           N/A          19.57%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series                        8/12/02         21.65%        N/A           N/A          15.19%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series                   8/12/02         10.77%        N/A           N/A          12.38%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series                  8/12/02         23.09%        N/A           N/A          15.07%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                    8/12/02         17.39%        N/A           N/A          11.87%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series                  12/20/99         13.80%        N/A           N/A         -13.52%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series                         10/29/01         15.51%        N/A           N/A          -2.91%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value Series                                   10/29/01         17.77%        N/A           N/A           2.67%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                             12/20/99         20.29%        N/A           N/A          -2.38%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                 8/15/00         41.47%        N/A           N/A         -26.15%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series                    3/2/98         20.35%       -1.90%         N/A           1.42%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series                9/17/84         12.86%        2.12%       6.97%           9.63%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity Series                         3/2/98         16.81%        3.73%         N/A           4.86%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series              11/20/00         25.61%        N/A           N/A           0.69%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series               3/2/98         33.70%        8.96%         N/A           5.18%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series           11/20/00         36.55%        N/A           N/A          14.37%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                         3/2/98         21.71%       -0.20%         N/A           3.14%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                       1/29/96         30.03%       -4.00%         N/A           5.24%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth Series       8/12/02         45.95%        N/A           N/A          31.69%
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                          3/30/01         22.39%        N/A           N/A          -4.62%
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                3/30/01         18.00%        N/A           N/A          -8.11%
--------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                    6/5/00         27.53%        N/A           N/A         -16.42%
--------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II            7/15/99         -4.43%        N/A           N/A           4.61%
--------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                          7/15/99         15.17%        N/A           N/A           0.70%
--------------------------------------------------------------------------------------------------------------------------------
VIP Fidelity Contrafund(R) Portfolio                         6/5/00         21.23%        N/A           N/A          -3.56%
--------------------------------------------------------------------------------------------------------------------------------
VIP Fidelity Growth Opportunities Portfolio                  6/5/00         22.52%        N/A           N/A         -10.19%
--------------------------------------------------------------------------------------------------------------------------------
VIP Fidelity Growth Portfolio                                6/5/00         25.61%        N/A           N/A         -13.26%
--------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                5/1/00         18.07%        N/A           N/A           5.30%
--------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                            5/1/97         25.04%       -0.04%         N/A           2.50%
--------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                             5/1/00         24.97%        N/A           N/A           0.85%
--------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                               6/2/03          N/A          N/A           N/A          -1.14%
--------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                               6/2/03          N/A          N/A           N/A          15.22%
--------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                    6/2/03          N/A          N/A           N/A           8.99%
--------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R)Equity Index Fund                        7/15/99         26.17%        N/A           N/A          -7.40%
--------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                          10/29/01         21.04%        N/A           N/A          -0.69%
--------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                       12/20/99         40.41%        N/A           N/A         -26.51%
--------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                  2/1/99         33.96%        N/A           N/A           8.04%
--------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                               5/1/95         41.49%        8.82%         N/A          13.52%
--------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                2/1/99         23.58%        N/A           N/A          12.55%
--------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                5/1/95         35.92%        7.06%         N/A          14.65%
--------------------------------------------------------------------------------------------------------------------------------


*The date that the subaccount was added to the Separate Account.

The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than one year are annualized. Returns are net of investment management fees, daily administrative fees, annual contract fee, mortality and expense risk charges, and deferred surrender charges of 6% and 2% deducted from redemptions after one and five years, respectively. Surrender charges are based on the age of the deposit. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2003 FOR CONTRACTS WITH DEATH BENEFIT OPTION 3

--------------------------------------------------------------------------------------------------------------------------------
                    Subaccount                          Inception Date*     1 Year      5 Years      10 Years    Since Inception
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                       5/1/90          24.50%       -3.29%        4.11%           4.74%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                         10/29/01          20.88%        N/A           N/A            5.90%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series           7/14/97          18.95%       -4.09%         N/A            1.78%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value Series          10/29/01          18.78%        N/A           N/A           -3.10%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series         5/1/95          30.82%       15.82%         N/A           13.54%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                    12/31/82          19.20%       -9.64%        3.02%          10.53%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series             8/15/00          38.86%        N/A           N/A          -14.41%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                        10/8/82          -6.20%       1.45%         2.60%           4.08%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series          12/31/82           7.46%       6.57%         6.10%           8.06%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series         6/2/03           N/A          N/A           N/A           -4.18%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                      8/12/02          11.91%        N/A           N/A            5.17%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series               8/12/02          13.08%        N/A           N/A            9.64%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series          8/12/02          22.48%        N/A           N/A           11.57%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                      8/12/02          31.48%        N/A           N/A           19.38%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series                       8/12/02          21.46%        N/A           N/A           15.01%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series                  8/12/02          10.59%        N/A           N/A           12.20%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series                 8/12/02          22.90%        N/A           N/A           14.89%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                   8/12/02          17.21%        N/A           N/A           11.70%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series                 12/20/99          13.62%        N/A           N/A          -13.65%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series                        10/29/01          15.33%        N/A           N/A           -3.06%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value Series                                  10/29/01          17.58%        N/A           N/A            2.51%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                            12/20/99          20.10%        N/A           N/A           -2.53%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                8/15/00          41.25%        N/A           N/A          -26.26%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series                   3/2/98          20.16%       -2.05%         N/A            1.27%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series               9/17/84          12.68%       1.97%         6.81%           9.47%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity Series                        3/2/98          16.62%       3.57%          N/A            4.69%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series             11/20/00          25.41%        N/A           N/A            0.53%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series              3/2/98          33.48%       8.79%          N/A            5.02%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series          11/20/00          36.33%        N/A           N/A           14.19%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                        3/2/98          21.51%       -0.36%         N/A            2.98%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                      1/29/96          29.82%       -4.15%         N/A            5.09%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth Series      8/12/02          45.72%        N/A           N/A           31.49%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                         3/30/01          22.19%        N/A           N/A           -4.76%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                               3/30/01          17.81%        N/A           N/A           -8.25%
---------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                   6/5/00          27.32%        N/A           N/A          -16.55%
---------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II           7/15/99          -4.58%        N/A           N/A            4.45%
---------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                         7/15/99          14.99%        N/A           N/A            0.54%
---------------------------------------------------------------------------------------------------------------------------------
VIP Fidelity Contrafund(R) Portfolio                        6/5/00          21.04%        N/A           N/A           -3.70%
---------------------------------------------------------------------------------------------------------------------------------
VIP Fidelity Growth Opportunities Portfolio                 6/5/00          22.33%        N/A           N/A          -10.33%
---------------------------------------------------------------------------------------------------------------------------------
VIP Fidelity Growth Portfolio                               6/5/00          25.41%        N/A           N/A          -13.40%
---------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                               5/1/00          17.88%        N/A           N/A            5.14%
---------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                           5/1/97          24.85%       -0.19%         N/A            2.34%
---------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                            5/1/00          24.77%        N/A           N/A            0.69%
---------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                              6/2/03           N/A          N/A           N/A           -1.23%
---------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                              6/2/03           N/A          N/A           N/A           15.11%
---------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                   6/2/03           N/A          N/A           N/A            8.88%
---------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                      7/15/99          25.97%        N/A           N/A           -7.54%
---------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                         10/29/01          20.85%        N/A           N/A           -0.85%
---------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                      12/20/99          40.19%        N/A           N/A          -26.62%
---------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                 2/1/99          33.74%        N/A           N/A            7.88%
---------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                              5/1/95          41.27%       8.65%          N/A           13.34%
---------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                               2/1/99          23.38%        N/A           N/A           12.38%
---------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                               5/1/95          35.70%       6.90%          N/A           14.48%
---------------------------------------------------------------------------------------------------------------------------------


*The date that the subaccount was added to the Separate Account.

The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than one year are annualized. Returns are net of investment management fees, daily administrative fees, annual contract fee, mortality and expense risk charges, and deferred surrender charges of 6% and 2% deducted from redemptions after one and five years, respectively. Surrender charges are based on the age of the deposit. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.

ANNUAL TOTAL RETURN FOR CONTRACTS WITH DEATH BENEFIT OPTION 1


------------------------------------------------------------------------------------------------------------------------------------
                    Subaccount                     1994    1995    1996    1997    1998    1999     2000     2001    2002     2003
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series             -1.04%  8.40%   17.36%  10.83%  26.54%  28.10%  -16.74%  -24.89%  -15.74%  30.42%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                                                                                   -11.87%  26.78%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series                                  30.25%  17.53%  -12.44%  -12.88%  -24.53%  24.84%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value Series                                                                    -25.89%  24.67%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities
Series                                                            31.66%  20.73% -22.07%   3.64%   29.37%    5.44%   10.85%  36.75%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series             0.36%  29.47%  11.35%  19.77%  28.60%  28.27%  -18.69%  -35.31%  -25.64%  25.10%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series                                                             -27.54%  -29.59%  44.81%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                2.71%  4.55%    3.88%   4.04%   3.95%   3.68%    4.88%    2.67%    0.30%  -0.42%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series  -6.50%  22.20%  11.19%   9.88%  -5.20%   4.30%    5.32%    4.92%    8.79%  13.32%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                                                                                        17.79%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                                                                                 18.96%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series                                                                            28.39%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                                                                                        37.42%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series                                                                                         27.36%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series                                                                                    16.46%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series                                                                                   28.81%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                                                                                     23.10%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series                                                         -12.14%  -24.69%  -29.62%  19.50%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series                                                                                  -21.67%  21.22%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value Series                                                                                            -14.79%  23.48%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                                                     -6.59%   -7.02%  -16.43%  26.00%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                                                                -33.80%  -38.27%  47.21%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series                                                 15.74%   -7.63%   -9.18%  -23.37%  26.06%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series      -2.52%  16.95%  7.86%   19.43%  19.48%  10.05%   -0.51%    0.74%  -12.55%  18.56%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity Series                                                      22.98%   30.75%  -18.87%  -22.79%  22.51%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series                                                               -7.87%  -15.41%  31.33%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                                           -11.27%   15.63%   21.63%   -9.56%  39.42%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                                                            14.48%   -9.54%  42.28%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                                                      44.06%   12.51%  -25.96%  -33.24%  27.42%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                                     15.90%  43.12%  53.32%  -12.44%  -28.17%  -35.70%  35.75%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth
Series                                                                                                                       51.70%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                 1.38%  34.21%  16.28%  12.26%  18.00%  43.03%  -11.88%  -24.13%  -25.19%  28.10%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                       2.90%  34.76%  13.75%  22.34%  30.96%  28.48%  -15.58%  -13.52%  -31.03%  23.70%
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                         10.80%  18.37%  56.11%  76.12%  -25.66%  -16.87%  -34.64%  33.24%
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II           7.59%   3.05%   7.39%   6.48%  -1.68%    9.78%    5.85%    7.85%   1.24%
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                        19.06%  13.05%  12.59%   1.58%   1.20%  -10.02%    0.25%    0.27%  20.87%
------------------------------------------------------------------------------------------------------------------------------------
VIP Fidelity Contrafund(R)Portfolio                                               28.52%  22.79%   -7.73%  -13.34%  -10.42%  26.94%
------------------------------------------------------------------------------------------------------------------------------------
VIP Fidelity Growth Opportunities Portfolio                                       23.14%   3.04%  -18.09%  -15.39%  -22.78%  28.24%
------------------------------------------------------------------------------------------------------------------------------------
VIP Fidelity Growth Portfolio                                                     37.86%  35.79%  -12.04%  -18.63%  -30.97%  31.32%
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                             16.16%  -1.28%  12.34%   12.01%    5.86%  -12.78%  23.77%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                 -3.56%  14.22%  22.40%  12.42%  7.85%   21.90%   -3.43%  -16.93%  -19.46%  30.76%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                          11.21%  19.65%  11.98%  7.51%   19.52%    0.37%   -2.39%  -19.39%  30.68%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                                   28.64%   21.92%  -21.17%  -24.42%  -36.43%  37.66%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                                                    28.47%
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                                            20.28%   26.24%  -17.57%  -25.52%  -22.46%  31.89%
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                                27.31%   19.07%  -10.23%  -13.17%  -23.17%  26.75%
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                                              -24.43%  -49.42%  -49.53%  46.15%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                                                        -2.65%  -27.43%  -16.23%  39.68%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                    30.59%  -2.54% 15.07%  124.05%  -28.65%  -22.14%  -14.78%  47.23%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                                       8.26%    7.89%   -8.63%  29.29%
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                     45.02%  28.02%  7.50%   23.71%   -9.17%   10.16%  -17.73%  41.65%
------------------------------------------------------------------------------------------------------------------------------------


Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.

  THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.

          ANNUAL TOTAL RETURN FOR CONTRACTS WITH DEATH BENEFIT OPTION 2

------------------------------------------------------------------------------------------------------------------------------------
                    Subaccount                 1994   1995    1996    1997    1998     1999    2000     2001      2002     2003
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series         -1.19%  8.24%  17.18%  10.66%   26.35%   27.91%  -16.86%  -25.00%  -15.87%   30.22%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                                                                                -12.01%   26.59%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index
 Series                                                                       30.05%   17.36%  -12.57%  -13.01%  -24.64%   24.65%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value
 Series                                                                                                          -26.00%   24.48%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
 Securities Series                                           31.46%  20.55%  -22.19%    3.48%   29.18%    5.28%   10.68%   36.54%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series        0.21%  29.27%  11.18%  19.59%   28.41%   28.08%  -18.81%  -35.41%  -25.75%   24.91%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth
 Series                                                                                                 -27.65%  -29.70%   44.59%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series           2.56%   4.39%   3.72%   3.88%    3.80%    3.53%    4.73%    2.52%    0.15%   -0.57%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income
 Series                                      -6.64%  22.02%  11.02%   9.71%   -5.34%    4.15%    5.16%    4.76%    8.62%   13.14%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term
 Bond Series
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                                                                                      17.61%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
 Series                                                                                                                    18.78%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity
 Select Series                                                                                                             28.19%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                                                                                      37.21%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series                                                                                       27.17%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture
 Series                                                                                                                    16.28%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value
 Series                                                                                                                    28.61%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value
 Series                                                                                                                    22.91%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock
 Series                                                                                        -12.28%  -24.80%  -29.73%   19.32%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series                                                                               -21.79%   21.03%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value Series                                                                                         -14.92%   23.29%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                                                  -6.73%   -7.16%  -16.56%   25.81%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)
 Series                                                                                                 -33.91%  -38.36%   46.99%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income
 Series                                                                                15.56%   -7.77%   -9.32%  -23.48%   25.87%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation
 Series                                       -2.66% 16.78%   7.70%  19.25%   19.30%   9.88%    -0.66%   0.59%   -12.68%   18.37%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity Series                                                   22.79%   30.55%  -18.99%  -22.91%   22.33%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value
 Series                                                                                                  -8.01%  -15.54%   31.13%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
 Series                                                                               -11.40%   15.46%   21.45%   -9.69%   39.21%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap
 Value Series                                                                                            14.31%   -9.68%   42.06%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                                                   43.84%   12.34%  -26.07%  -33.34%   27.22%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                                15.73%   42.91%   53.09%  -12.57%  -28.28%  -35.79%   35.55%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap
 Growth Series                                                                                                             51.47%
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund            1.23%  34.01%  16.11%  12.10%   17.82%   42.82%  -12.01%  -24.24%  -25.30%   27.90%
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                  2.75%  34.56%  13.58%  22.15%   30.76%   28.29%  -15.71%  -13.65%  -31.13%   23.52%
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap
 Portfolio                                                   10.63%  18.19%   55.87%   75.85%  -25.78%  -16.99%  -34.74%   33.04%
-----------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government
 Securities II                                         7.43%   2.90%   7.23%   6.32%   -1.83%    9.61%    5.69%    7.68%    1.09%
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                   18.89%  12.88%  12.42%    1.42%   1.05%   -10.15%    0.10%    0.12%   20.69%
-----------------------------------------------------------------------------------------------------------------------------------
VIP Fidelity Contrafund(R) Portfolio                                          28.32%   22.61%   -7.87%  -13.47%  -10.56%   26.75%
-----------------------------------------------------------------------------------------------------------------------------------
VIP Fidelity Growth Opportunities
 Portfolio                                                                    22.96%   2.89%   -18.21%  -15.52%  -22.89%   28.04%
-----------------------------------------------------------------------------------------------------------------------------------
VIP Fidelity Growth Portfolio                                                 37.65%   35.58%  -12.17%  -18.76%  -31.07%   31.12%
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                        15.98%   -1.43%   12.17%   11.85%    5.70%  -12.91%   23.58%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets
 Securities Fund
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund             -3.71% 14.05%  22.21%  12.25%   7.69%    21.72%   -3.58%  -17.05%  -19.58%   30.56%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                     11.05%  19.46%  11.81%   7.35%    19.34%   0.22%    -2.54%  -19.51%   30.48%
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                                28.45%   21.73%  -21.29%  -24.54%  -36.52%   37.46%
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation
 Fund                                                                                                                      28.28%
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                                         20.09%   26.05%  -17.69%  -25.63%  -22.58%   31.69%
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                             27.12%   18.89%  -10.36%  -13.30%  -23.29%   26.56%
-----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                                           -24.54%  -49.50%  -49.61%   45.93%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                                                     -2.80%  -27.54%  -16.35%   39.47%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                               30.39%  -2.69%   14.89%  123.71%  -28.75%  -22.26%  -14.91%   47.01%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                                    8.10%    7.72%   -8.77%   29.09%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                44.81%  27.83%   7.34%    23.53%   -9.30%    9.99%  -17.85%   41.43%
-----------------------------------------------------------------------------------------------------------------------------------


Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.

  THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.

          ANNUAL TOTAL RETURN FOR CONTRACTS WITH DEATH BENEFIT OPTION 3


------------------------------------------------------------------------------------------------------------------------------------
                    Subaccount                 1994    1995    1996     1997     1998     1999    2000     2001      2002     2003
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series         -1.34%  8.08%   17.01%   10.49%   26.16%   27.72%  -16.98%  -25.11%  -16.00%   30.02%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                                                                                  -12.14%   26.40%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced
 Index Series                                                                   29.86%   17.18%  -12.70%  -13.14%  -24.75%   24.46%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth +
 Value Series                                                                                                      -26.12%   24.29%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
 Securities Series                                            31.26%   20.37%  -22.31%    3.33%   28.98%    5.13%   10.51%   36.33%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series         0.06%  29.08%  11.02%   19.41%   28.21%   27.89%  -18.93%  -35.51%  -25.86%   24.72%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap
 Growth Series                                                                                            -27.76%  -29.80%   44.37%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series            2.40%   4.23%   3.56%    3.72%    3.64%    3.37%    4.57%    2.36%    0.00%   -0.72%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed
 Income Series                                -6.78%  21.83%  10.85%    9.55%   -5.48%    3.99%    5.00%    4.60%    8.46%   12.97%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term
 Bond Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                                                                                        17.43%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
 Series                                                                                                                      18.60%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity
 Select Series                                                                                                               28.00%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                                                                                        37.00%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series                                                                                         26.97%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series                                                                                    16.11%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series                                                                                   28.42%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                                                                                     22.72%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series                                                        -12.41%  -24.92%  -29.84%   19.14%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series                                                                                 -21.90%   20.85%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value Series                                                                                           -15.05%   23.10%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                                                    -6.87%   -7.30%  -16.68%   25.62%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)
 Series                                                                                                   -34.01%  -38.45%   46.77%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series                                                15.39%  -7.91%    -9.46%  -23.60%   25.68%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation
 Series                                       -2.81%  16.60%   7.53%   19.07%   19.12%    9.72%  -0.81%     0.44%  -12.82%   18.20%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity Series                                                     22.61%  30.36%   -19.12%  -23.03%   22.14%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value
 Series                                                                                                    -8.15%  -15.67%   30.93%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
 Series                                                                                 -11.54%  15.29%    21.27%   -9.83%   39.00%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap
 Value Series                                                                                              14.14%   -9.82%   41.85%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                                                     43.63%  12.17%   -26.18%  -33.45%   27.03%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                                  15.56%   42.70%   52.86% -12.70%   -28.39%  -35.89%   35.34%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research
 Small-Cap Growth Series                                                                                                     51.24%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund             1.08%  33.80%  15.93%   11.93%   17.65%   42.61%  -12.15%  -24.36%  -25.42%   27.71%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                   2.59%  34.36%  13.41%   21.97%   30.57%   28.09%  -15.83%  -13.78%  -31.24%   23.33%
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap
 Portfolio                                                    10.47%   18.02%   55.64%   75.59%  -25.89%  -17.12%  -34.84%   32.84%
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government
 Securities II                                         7.26%   2.75%    7.07%    6.16%   -1.98%    9.45%    5.53%    7.52%    0.93%
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                    18.71%  12.71%   12.25%    1.27%    0.89%  -10.29%   -0.05%   -0.03%   20.51%
------------------------------------------------------------------------------------------------------------------------------------
VIP Fidelity Contrafund(R) Portfolio                                            28.13%   22.42%   -8.01%  -13.60%  -10.69%   26.56%
------------------------------------------------------------------------------------------------------------------------------------
VIP Fidelity Growth Opportunities
 Portfolio                                                                      22.78%    2.73%  -18.33%  -15.65%  -23.01%   27.85%
------------------------------------------------------------------------------------------------------------------------------------
VIP Fidelity Growth Portfolio                                                   37.44%   35.38%  -12.30%  -18.88%  -31.18%   30.92%
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                          15.81%   -1.58%   12.00%   11.68%    5.54%  -13.05%   23.40%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets
 Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund             -3.85%  13.88%  22.03%   12.08%    7.53%   21.54%   -3.72%  -17.18%  -19.70%   30.36%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                      10.88%  19.28%   11.65%    7.19%   19.16%    0.07%   -2.69%  -19.63%   30.29%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                                  28.26%   21.55%  -21.41%  -24.65%  -36.62%   37.25%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation
 Fund                                                                                                                        28.09%
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                                           19.92%   25.86%  -17.81%  -25.74%  -22.70%   31.49%
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                               26.92%   18.71%  -10.49%  -13.43%  -23.40%   26.36%
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                                             -24.66%  -49.58%  -49.68%   45.71%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                                                       -2.94%  -27.65%  -16.48%   39.26%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                30.19%   -2.83%   14.72%  123.38%  -28.86%  -22.38%  -15.04%   46.78%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                                      7.94%    7.56%   -8.91%   28.90%
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                 44.59%   27.64%    7.18%   23.34%   -9.44%    9.82%  -17.97%   41.22%
------------------------------------------------------------------------------------------------------------------------------------


Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.

  THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE

CALCULATION OF YIELD AND RETURN
--------------------------------------------------------------------------------
    Yield of the Phoenix-Goodwin Money Market Subaccount. We calculate the yield of the Phoenix-Goodwin Money Market Subaccount for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the subaccount. We carry results to the nearest hundredth of one percent.

    The net change in value of the hypothetical account includes the daily net investment income of the account (after expenses), but does not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

    The yield/return calculations include a mortality and expense risk charge equal to either .975% (Death Benefit Option 1), 1.125% (Death Benefit Option 2) or 1.275% (Death Benefit Option 3) on an annual basis, and a daily administrative fee equal to 0.125% on an annual basis.

    The Phoenix-Goodwin Money Market Subaccount return and effective yield will vary in response to fluctuations in interest rates and in the expenses of the subaccount.

    We do not include the maximum annual administrative fee in calculating the current return and effective yield. Should such a fee apply to your account, current return and/or effective yield for your account could be reduced.

 Example Calculations:

   The following examples of return/yield calculations for the Phoenix-Goodwin Money Market Subaccount were based on the 7-day period ending December 31, 2003:

CONTRACTS WITH DEATH BENEFIT OPTION 1
Value of hypothetical pre-existing account with...
  exactly one Unit at the beginning of the period:     1.000000
Value of the same account (excluding capital
  changes) at the end of the 7-day period:........     0.999925
Calculation:
  Ending account value............................     0.999925
  Less beginning account value....................     1.000000
  Net change in account value.....................    -0.000075
Base period return:
  (net change/beginning account value)............    -0.000075
Current yield = return x (365/7) =................        -0.39%
Effective yield = [(1 + return)365/7] -1 =........        -0.39%

CONTRACTS WITH DEATH BENEFIT OPTION 2:
Value of hypothetical pre-existing account with
   exactly one unit at the beginning of the
   period:........................................     1.000000
Value of the same account (excluding capital
   changes)at the end of the 7-day period:........     0.999895
Calculation:
   Ending account value...........................     0.999895
   Less beginning account value...................     1.000000
   Net change in account value....................   -0.0000105
Base period return:
   (net change/beginning account value)...........   -0.0000105
Current yield = return x (365/7) =................        -0.55%
Effective yield = [(1 + return)365/7] -1 =........        -0.55%

CONTRACTS WITH DEATH BENEFIT OPTION 3:
Value of hypothetical pre-existing account with
   exactly one unit at the beginning of the
   period:........................................     1.000000
Value of the same account (excluding capital
   changes)
   at the end of the 7-day period:................     0.999932
Calculation:
   Ending account value...........................     0.999932
   Less beginning account value...................     1.000000
   Net change in account value....................    -0.000068
Base period return:
   (net change/beginning account value)...........    -0.000068
Current yield = return x (365/7) =................        -0.35%
Effective yield = [(1 + return)365/7] -1 =......          -0.35%


    Yields and total returns may be higher or lower than in the past and there is no assurance that any historical results will continue.


    Calculation of Total Return. Total return measures the change in value of a subaccount investment over a stated period. We compute total returns by finding the average annual compounded rates of return over the one-, five- and ten-year periods that would equate the initial amount invested to the ending redeemable value according to a formula. The formula for total return includes the following steps:


(1)  We assume a hypothetical $1,000 initial investment in the subaccount;

(2) We determine the value the hypothetical initial investment would have were it redeemed at the end of each period. All recurring fees and any applicable contingent deferred sales charges are deducted. This figure is the ending redeemable value (ERV in the formula given below);

(3) We divide this value by the initial $1,000 investment, resulting in a ratio of the ending redeemable value to the initial value for that period;

(4) To get the average annual total return we take the nth root of the ratio from step (3), where n equals the number of years in that period (e.g., 1, 5, 10), and subtract one.

The formula in mathematical terms is:

R = ((ERV / II)(1/n)) - 1

Where:
  II       =     a hypothetical initial payment of $1,000
  R        =     average annual total return for the period
  n        =     number of years in the period
  ERV      =     ending redeemable value of the hypothetical
                 $1,000 for the period [see (2) and (3) above]

We normally calculate total return for one-, five- and ten-year periods for each subaccount. If a subaccount has not been available for at least 10 years, we will provide total returns for other relevant periods.


PERFORMANCE INFORMATION
    Advertisements, sales literature and other communications may contain information about a series' or advisor's current investment strategies and management style. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may wish to make known a series' specific portfolio holdings or holdings in specific industries. A fund may also separately illustrate the income and capital gain portions of a series' total return. Performance might also be advertised by breaking down returns into equity and debt components. A series may compare its equity or bond return figure to any of a number of well-known benchmarks of market performance, including, but not limited to:


    The Dow Jones Industrial Average(SM)
    First Boston High Yield Index
    Salomon Brothers Corporate Index
    Salomon Brothers Government Bond Index
    Standard & Poor's 500 Index(R) (S&P 500)


    Each subaccount may include its yield and total return in advertisements or communications with current or prospective contract owners. Each subaccount may also include in such advertisements, its ranking or comparison to similar mutual funds by organizations such as:

    Lipper Analytical Services
    Morningstar, Inc.
    Thomson Financial

    A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in publications such as:

    Barron's
    Business Week
    Changing Times
    Consumer Reports
    Financial Planning
    Financial Services Weekly
    Forbes
    Fortune
    Investor's Business Daily
    Money
    Personal Investor
    Registered Representative
    The New York Times
    The Wall Street Journal
    U.S. News and World Report

    A fund may also illustrate the benefits of tax deferral by comparing taxable investments with investments through tax-deferred retirement plans.

    The total return and yield may be used to compare the performance of the subaccounts with certain commonly used standards for stock and bond market performance. Such indexes include, but are not limited to:


    The Dow Jones Industrial Average(SM)
    First Boston High Yield Index
    Salomon Brothers Corporate Index
    Salomon Brothers Government Bond Index
    S&P 500


    The Dow Jones Industrial Average(SM) (DJIA(SM)) is an unweighted index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA(SM) are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA(SM).

    The S&P 500 is a market-value weighted index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. Stock Market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

    Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the Dow Jones Industrial Average(SM) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.

CALCULATION OF ANNUITY PAYMENTS
--------------------------------------------------------------------------------
    See your prospectus in the section titled "The Annuity Period" for a description of the annuity payment options.

    You may elect an annuity payment option by written request as described in your prospectus. If you do not elect an annuity payment option, amounts held under the contract will be applied to provide a Variable Life Annuity with 10-Year Period Certain (Option I) on the maturity date. You may not change your election after the first annuity payment.

FIXED ANNUITY PAYMENTS
    Fixed annuity payments are determined by the total dollar value for all subaccounts' accumulation units, all amounts held in the GIA. For each contract the resulting dollar value is then multiplied by the applicable annuity purchase rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants, for the fixed payment annuity payment option selected.

    The guaranteed annuity payment rates will be no less favorable than the following: under Annuity Payment Options A, B, D, E and F, rates are based on the 1983a Individual Annuity Mortality Table (1983 IAM -- The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities), projected with projection scale G to the year 2040 and an interest rate of 3%. The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities. Under Annuity Payment Options G and H, the guaranteed interest rate is 3%.

    It is possible that we may have more favorable (i.e., higher-paying) rates in effect on the maturity date.

VARIABLE ANNUITY PAYMENTS
    Under Annuity Payment Options I, J, K, M and N, the amount of the first payment is equal to the amount held under the selected annuity payment option in each Subaccount, divided by $1,000 and then multiplied by the applicable payment option rate. The first payment equals the sum of the amounts provided by each subaccount.

    In each subaccount, the number of fixed annuity units is determined by dividing the amount of the initial payment provided by that subaccount by the annuity unit value for that subaccount on the first payment calculation date. Thereafter, the number of fixed annuity units in each subaccount remains unchanged unless you transfer funds to or from the subaccount. If you transfer funds to or from a subaccount, the number of fixed annuity units will change in proportion to the change in value of the subaccount as a result of the transfer. The number of fixed annuity units will change effective with the transfer, but will remain fixed in number following the transfer.

    Second and subsequent payments are determined by multiplying the number of fixed annuity units for each subaccount by the annuity unit value for that subaccount on the payment calculation date. The total payment will equal the sum of the amounts provided by each subaccount. The amount of second and subsequent payments will vary with the investment experience of the subaccounts and may be either higher or lower than the first payment.

    Under Annuity Payment Option L, we determine the amount of the annual distribution by dividing the amount of contract value held under this option on December 31 of the previous year by the life expectancy of the annuitant or the joint life expectancy of the annuitant and joint annuitant at that time.

    Under Annuity Payment Options I, J, M and N, the applicable payment option rate used to determine the first payment amount will not be less than the rate based on the 1983a Individual Annuity Mortality Table projected with projection scale G to the year 2040, with continued projection thereafter and the assumed investment rate. Under Annuity Payment Option K, the annuity payment option rate will be based on the number of payments to be made during the specified period and the assumed investment rate.

    We guarantee that neither expenses actually incurred, other than taxes on investment return, nor mortality actually experienced, shall adversely affect the dollar amount of variable annuity payments.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. See your prospectus in the section titled "Deductions and Charges." Electing Option K will result in a mortality risk deduction being made even though we assume no mortality risk under that option.

EXPERTS
--------------------------------------------------------------------------------

    The financial statements of Phoenix Life Variable Accumulation Account (Phoenix Spectrum Edge(SM) (Death Benefit Option 1)) and Phoenix Life Variable Accumulation Account (Phoenix Spectrum Edge(SM) (Death Benefit Option 2)) at December 31, 2003, and the results of their operations and the changes in their net assets for each of the periods indicated and the consolidated financial statements of Phoenix Life Insurance Company at December 31, 2003 and 2002, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2003, included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, 100 Pearl Street, Hartford, Connecticut, 06103, independent accountants, given on the authority of said firm as experts in auditing and accounting.

    Matthew A. Swendiman, Counsel and Brian A. Giantonio, Vice President, Tax and ERISA Counsel, The Phoenix Companies, Inc., have provided advice on certain matters relating to the federal securities, state regulations and income tax laws in connection with the contracts described in this prospectus.

--------------------------------------------------------------------------------
                                                              [LOGO]PHOENIX
                                                           WEALTH MANAGEMENT(R)





                                     PHOENIX
                                    SPECTRUM
                                         EDGE(SM)



--------------------------------------------------------------------------------
         V A R I A B L E   A N N U I T Y   A N N U A L   R E P O R T
--------------------------------------------------------------------------------


                      PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                      DECEMBER 31, 2003













                                                                   DEATH BENEFIT
                                                                      OPTION 1
--------------------------------------------------------------------------------
VA0560AR21 (C)2004 The Phoenix Companies, Inc.

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003

                                              PHOENIX-                                  PHOENIX-ALLIANCE/       PHOENIX-ALLIANCE/
                                              ABERDEEN             PHOENIX-AIM             BERNSTEIN               BERNSTEIN
                                           INTERNATIONAL          MID-CAP EQUITY         ENHANCED INDEX           GROWTH + VALUE
                                             SUBACCOUNT             SUBACCOUNT             SUBACCOUNT               SUBACCOUNT
                                        -------------------     ------------------     -------------------     -------------------
ASSETS
   Investment at cost                   $            20,662     $            6,181     $            12,067     $            19,291
                                        ===================     ==================     ===================     ===================
   Investment at market                 $            25,755     $            7,360     $            12,726     $            21,897
                                        -------------------     ------------------     -------------------     -------------------
       Total assets                                  25,755                  7,360                  12,726                  21,897

LIABILITIES
   Accrued expenses                                      25                      6                       5                      20
                                        -------------------     ------------------     -------------------     -------------------
NET ASSETS                              $            25,730     $            7,354     $            12,721     $            21,877
                                        ===================     ==================     ===================     ===================
Accumulation units outstanding                       22,817                  6,724                  13,275                  22,616
                                        ===================     ==================     ===================     ===================
Unit value                              $          1.127647     $         1.093525     $          0.958371     $          0.967220
                                        ===================     ==================     ===================     ===================

                                                                                            PHOENIX-
                                           PHOENIX-DUFF &            PHOENIX-            ENGEMANN SMALL             PHOENIX-
                                             PHELPS REAL             ENGEMANN              & MID-CAP              GOODWIN MONEY
                                         ESTATE SECURITIES        CAPITAL GROWTH             GROWTH                  MARKET
                                             SUBACCOUNT             SUBACCOUNT             SUBACCOUNT              SUBACCOUNT
                                        -------------------     ------------------     -------------------     -------------------
ASSETS
   Investment at cost                   $            87,357     $           34,849     $            31,531     $            36,376
                                        ===================     ==================     ===================     ===================
   Investment at market                 $            99,638     $           40,024     $            38,770     $            36,376
                                        -------------------     ------------------     -------------------     -------------------
       Total assets                                  99,638                 40,024                  38,770                  36,376

LIABILITIES
   Accrued expenses                                      93                     39                      37                      36
                                        -------------------     ------------------     -------------------     -------------------
NET ASSETS                              $            99,545     $           39,985     $            38,733     $            36,340
                                        ===================     ==================     ===================     ===================
Accumulation units outstanding                       67,513                 40,748                  34,295                  36,410
                                        ===================     ==================     ===================     ===================
Unit value                              $          1.474455     $         0.981301     $          1.129405     $          0.998063
                                        ===================     ==================     ===================     ===================

                                              PHOENIX-               PHOENIX-
                                           GOODWIN MULTI-         GOODWIN MULTI-
                                            SECTOR FIXED           SECTOR SHORT           PHOENIX-JANUS          PHOENIX-KAYNE
                                               INCOME               TERM BOND            FLEXIBLE INCOME        RISING DIVIDENDS
                                             SUBACCOUNT             SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                        -------------------     ------------------     -------------------     -------------------
ASSETS
   Investment at cost                   $           194,115     $           12,702     $            63,408     $            27,367
                                        ===================     ==================     ===================     ===================
   Investment at market                 $           199,667     $           12,755     $            62,846     $            30,083
                                        -------------------     ------------------     -------------------     -------------------
       Total assets                                 199,667                 12,755                  62,846                  30,083

LIABILITIES
   Accrued expenses                                     178                     11                      61                      27
                                        -------------------     ------------------     -------------------     -------------------
NET ASSETS                              $           199,489     $           12,744     $            62,785     $            30,056
                                        ===================     ==================     ===================     ===================
Accumulation units outstanding                      163,807                 12,457                  55,071                  26,543
                                        ===================     ==================     ===================     ===================
Unit value                              $          1.217828     $         1.023019     $          1.140063     $          1.132365
                                        ===================     ==================     ===================     ===================

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                                   (CONTINUED)

                                           PHOENIX-LAZARD                                                         PHOENIX-LORD
                                           INTERNATIONAL          PHOENIX-LAZARD         PHOENIX-LAZARD           ABBETT BOND-
                                           EQUITY SELECT         SMALL-CAP VALUE         U.S. MULTI-CAP            DEBENTURE
                                             SUBACCOUNT             SUBACCOUNT             SUBACCOUNT              SUBACCOUNT
                                        -------------------     ------------------     -------------------     -------------------
ASSETS
   Investment at cost                   $            70,385     $            9,493     $               170     $            40,369
                                        ===================     ==================     ===================     ===================
   Investment at market                 $            81,360     $            9,464     $               181     $            41,908
                                        -------------------     ------------------     -------------------     -------------------
       Total assets                                  81,360                  9,464                     181                  41,908

LIABILITIES
   Accrued expenses                                      76                      1                       1                      40
                                        -------------------     ------------------     -------------------     -------------------
NET ASSETS                              $            81,284     $            9,463     $               180     $            41,868
                                        ===================     ==================     ===================     ===================
Accumulation units outstanding                       66,385                  7,065                     142                  33,943
                                        ===================     ==================     ===================     ===================
Unit value                              $          1.224429     $         1.339353     $          1.274565     $          1.233461
                                        ===================     ==================     ===================     ===================

                                            PHOENIX-LORD           PHOENIX-LORD            PHOENIX-MFS
                                          ABBETT LARGE-CAP        ABBETT MID-CAP         INVESTORS GROWTH          PHOENIX-MFS
                                               VALUE                  VALUE                   STOCK              INVESTORS TRUST
                                            SUBACCOUNT              SUBACCOUNT              SUBACCOUNT              SUBACCOUNT
                                        -------------------     ------------------     -------------------     -------------------
ASSETS
   Investment at cost                   $            84,788     $           16,323     $            32,472     $            22,756
                                        ===================     ==================     ===================     ===================
   Investment at market                 $            97,329     $           18,750     $            36,006     $            26,723
                                        -------------------     ------------------     -------------------     -------------------
       Total assets                                  97,329                 18,750                  36,006                  26,723

LIABILITIES
   Accrued expenses                                      92                     18                      33                      26
                                        -------------------     ------------------     -------------------     -------------------
NET ASSETS                              $            97,237     $           18,732     $            35,973     $            26,697
                                        ===================     ==================     ===================     ===================
Accumulation units outstanding                       76,394                 15,276                  41,110                  27,801
                                        ===================     ==================     ===================     ===================
Unit value                              $          1.272832     $         1.226204     $          0.875059     $          0.960305
                                        ===================     ==================     ===================     ===================

                                                                                        PHOENIX-NORTHERN             PHOENIX-
                                            PHOENIX-MFS              PHOENIX-               NASDAQ-100           OAKHURST GROWTH
                                               VALUE              NORTHERN DOW 30            INDEX(R)               AND INCOME
                                            SUBACCOUNT              SUBACCOUNT              SUBACCOUNT              SUBACCOUNT
                                        -------------------     ------------------     -------------------     -------------------
ASSETS
   Investment at cost                   $            64,777     $           60,288     $            21,051     $            74,574
                                        ===================     ==================     ===================     ===================
   Investment at market                 $            73,499     $           68,385     $            22,101     $            86,069
                                        -------------------     ------------------     -------------------     -------------------
       Total assets                                  73,499                 68,385                  22,101                  86,069

LIABILITIES
   Accrued expenses                                      70                     64                      19                      82
                                        -------------------     ------------------     -------------------     -------------------
NET ASSETS                              $            73,429     $           68,321     $            22,082     $            85,987
                                        ===================     ==================     ===================     ===================
Accumulation units outstanding                       70,934                 67,186                  22,061                  87,635
                                        ===================     ==================     ===================     ===================
Unit value                              $          1.035170     $         1.016889     $          1.000907     $          0.981195
                                        ===================     ==================     ===================     ===================

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                                   (CONTINUED)

                                          PHOENIX-OAKHURST                              PHOENIX-SANFORD          PHOENIX-SANFORD
                                              STRATEGIC          PHOENIX-OAKHURST       BERNSTEIN GLOBAL          BERNSTEIN MID-
                                             ALLOCATION            VALUE EQUITY               VALUE                CAP VALUE
                                             SUBACCOUNT             SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                        -------------------     ------------------     -------------------     -------------------
ASSETS
   Investment at cost                   $            30,062     $           83,913     $            25,744     $            52,317
                                        ===================     ==================     ===================     ===================
   Investment at market                 $            34,188     $           92,653     $            28,976     $            64,893
                                        -------------------     ------------------     -------------------     -------------------
       Total assets                                  34,188                 92,653                  28,976                  64,893

LIABILITIES
   Accrued expenses                                      33                     79                      27                      61
                                        -------------------     ------------------     -------------------     -------------------
NET ASSETS                              $            34,155     $           92,574     $            28,949     $            64,832
                                        ===================     ==================     ===================     ===================
Accumulation units outstanding                       32,102                 95,486                  26,132                  54,377
                                        ===================     ==================     ===================     ===================
Unit value                              $          1.063925     $         0.969498     $          1.107821     $          1.192287
                                        ===================     ==================     ===================     ===================

                                                                                                                  PHOENIX-STATE
                                          PHOENIX-SANFORD                                                        STREET RESEARCH
                                          BERNSTEIN SMALL-        PHOENIX-SENECA         PHOENIX-SENECA             SMALL-CAP
                                             CAP VALUE            MID-CAP GROWTH         STRATEGIC THEME             GROWTH
                                             SUBACCOUNT             SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                        -------------------     ------------------     -------------------     -------------------
ASSETS
   Investment at cost                   $            48,537     $            2,087     $             6,579     $            22,741
                                        ===================     ==================     ===================     ===================
   Investment at market                 $            60,782     $            2,530     $             8,772     $            24,518
                                        -------------------     ------------------     -------------------     -------------------
       Total assets                                  60,782                  2,530                   8,772                  24,518

LIABILITIES
   Accrued expenses                                      57                      3                       9                      21
                                        -------------------     ------------------     -------------------     -------------------
NET ASSETS                              $            60,725     $            2,527     $             8,763     $            24,497
                                        ===================     ==================     ===================     ===================
Accumulation units outstanding                       49,576                  2,876                   9,334                  16,081
                                        ===================     ==================     ===================     ===================
Unit value                              $          1.224876     $         0.878714     $          0.938795     $          1.523332
                                        ===================     ==================     ===================     ===================

                                                                                                                  FEDERATED FUND
                                                                                          ALGER AMERICAN             FOR U.S.
                                          AIM V.I. CAPITAL       AIM V.I. PREMIER            LEVERAGED              GOVERNMENT
                                            APPRECIATION              EQUITY                  ALLCAP              SECURITIES II
                                             SUBACCOUNT             SUBACCOUNT              SUBACCOUNT              SUBACCOUNT
                                        -------------------     ------------------     -------------------     -------------------
ASSETS
   Investment at cost                   $            42,356     $            4,741     $            45,481     $           733,444
                                        ===================     ==================     ===================     ===================
   Investment at market                 $            49,829     $            5,267     $            51,415     $           734,306
                                        -------------------     ------------------     -------------------     -------------------
       Total assets                                  49,829                  5,267                  51,415                 734,306

LIABILITIES
   Accrued expenses                                      48                      3                      46                     690
                                        -------------------     ------------------     -------------------     -------------------
NET ASSETS                              $            49,781     $            5,264     $            51,369     $           733,616
                                        ===================     ==================     ===================     ===================
Accumulation units outstanding                       50,182                  5,809                  54,901                 680,662
                                        ===================     ==================     ===================     ===================
Unit value                              $          0.992023     $         0.906415     $          0.935667     $          1.077799
                                        ===================     ==================     ===================     ===================

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                                   (CONTINUED)

                                           FEDERATED HIGH
                                             INCOME BOND
                                              FUND II --                                    VIP GROWTH
                                           PRIMARY SHARES        VIP CONTRAFUND(R)        OPPORTUNITIES            VIP GROWTH
                                             SUBACCOUNT             SUBACCOUNT             SUBACCOUNT              SUBACCOUNT
                                        -------------------     ------------------     -------------------     -------------------
ASSETS
   Investment at cost                   $           102,928     $           72,987     $             3,816     $           142,515
                                        ===================     ==================     ===================     ===================
   Investment at market                 $           109,132     $           82,903     $             4,217     $           162,571
                                        -------------------     ------------------     -------------------     -------------------
       Total assets                                 109,132                 82,903                   4,217                 162,571

LIABILITIES
   Accrued expenses                                      92                     67                       4                     156
                                        -------------------     ------------------     -------------------     -------------------
NET ASSETS                              $           109,040     $           82,836     $             4,213     $           162,415
                                        ===================     ==================     ===================     ===================
Accumulation units outstanding                       90,383                 73,197                   4,166                 174,191
                                        ===================     ==================     ===================     ===================
Unit value                              $          1.206428     $         1.131655     $          1.011248     $          0.932396
                                        ===================     ==================     ===================     ===================

                                                                    TEMPLETON              TEMPLETON              RYDEX VARIABLE
                                           MUTUAL SHARES             FOREIGN                 GROWTH                TRUST SECTOR
                                            SECURITIES              SECURITIES             SECURITIES                ROTATION
                                            SUBACCOUNT              SUBACCOUNT             SUBACCOUNT               SUBACCOUNT
                                        -------------------     ------------------     -------------------     -------------------
ASSETS
   Investment at cost                   $            48,882     $           80,299     $            68,031     $             2,333
                                        ===================     ==================     ===================     ===================
   Investment at market                 $            54,860     $           95,472     $            77,923     $             2,406
                                        -------------------     ------------------     -------------------     -------------------
       Total assets                                  54,860                 95,472                  77,923                   2,406

LIABILITIES
   Accrued expenses                                      52                     91                      74                       1
                                        -------------------     ------------------     -------------------     -------------------
NET ASSETS                              $            54,808     $           95,381     $            77,849     $             2,405
                                        ===================     ==================     ===================     ===================
Accumulation units outstanding                       50,823                 87,939                  73,563                   2,084
                                        ===================     ==================     ===================     ===================
Unit value                              $          1.078407     $         1.084634     $          1.058280     $          1.153868
                                        ===================     ==================     ===================     ===================

                                            SCUDDER VIT
                                           EAFE(R) EQUITY          SCUDDER VIT                                   WANGER FOREIGN
                                               INDEX             EQUITY 500 INDEX           TECHNOLOGY               FORTY
                                             SUBACCOUNT             SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                        -------------------     ------------------     -------------------     -------------------
ASSETS
   Investment at cost                   $            19,058     $           57,652     $             3,370     $             6,909
                                        ===================     ==================     ===================     ===================
   Investment at market                 $            24,054     $           65,424     $             4,768     $             7,930
                                        -------------------     ------------------     -------------------     -------------------
       Total assets                                  24,054                 65,424                   4,768                   7,930

LIABILITIES
   Accrued expenses                                      21                     57                       5                       4
                                        -------------------     ------------------     -------------------     -------------------
NET ASSETS                              $            24,033     $           65,367     $             4,763     $             7,926
                                        ===================     ==================     ===================     ===================
Accumulation units outstanding                       22,429                 66,164                   5,527                   6,378
                                        ===================     ==================     ===================     ===================
Unit value                              $          1.071791     $         0.987948     $          0.861843     $          1.242807
                                        ===================     ==================     ===================     ===================

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                                   (CONTINUED)

                                              WANGER                                       WANGER U.S.
                                           INTERNATIONAL                                    SMALLER
                                             SMALL CAP            WANGER TWENTY            COMPANIES
                                            SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                        -------------------     ------------------     -------------------
ASSETS
   Investment at cost                   $            53,178     $           16,160     $            91,613
                                        ===================     ==================     ===================
   Investment at market                 $            71,877     $           18,741     $           113,838
                                        -------------------     ------------------     -------------------
       Total assets                                  71,877                 18,741                 113,838

LIABILITIES
   Accrued expenses                                      70                     17                     106
                                        -------------------     ------------------     -------------------
NET ASSETS                              $            71,807     $           18,724     $           113,732
                                        ===================     ==================     ===================
Accumulation units outstanding                       55,570                 15,378                  95,748
                                        ===================     ==================     ===================
Unit value                              $          1.292210     $         1.217501     $          1.187820
                                        ===================     ==================     ===================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                 PHOENIX-                                PHOENIX-ALLIANCE/      PHOENIX-ALLIANCE/
                                                 ABERDEEN            PHOENIX-AIM            BERNSTEIN              BERNSTEIN
                                              INTERNATIONAL         MID-CAP EQUITY        ENHANCED INDEX          GROWTH + VALUE
                                                SUBACCOUNT            SUBACCOUNT            SUBACCOUNT              SUBACCOUNT
                                           -------------------    ------------------    -------------------    -------------------
Investment income
   Distributions                           $               259    $                -    $                68    $                81
Expenses
   Mortality and expense fees                              138                    46                     31                    118
   Indexing (gain) loss                                      5                     1                      1                      3
                                           -------------------    ------------------    -------------------    -------------------
Net investment income (loss)                               116                   (47)                    36                    (40)
                                           -------------------    ------------------    -------------------    -------------------
Net realized gain (loss) from share
   transactions                                              6                     2                      -                      1
Net realized gain distribution from Fund                     -                     -                      -                      -
Net change in unrealized appreciation
   (depreciation) on investment                          5,214                 1,202                    720                  2,666
                                           -------------------    ------------------    -------------------    -------------------
Net gain (loss) on investment                            5,220                 1,204                    720                  2,667
Net increase (decrease) in net assets
   resulting from operations               $             5,336    $            1,157    $               756    $             2,627
                                           ===================    ==================    ===================    ===================

                                                                                             PHOENIX-
                                              PHOENIX-DUFF &           PHOENIX-           ENGEMANN SMALL            PHOENIX-
                                                PHELPS REAL            ENGEMANN             & MID-CAP             GOODWIN MONEY
                                            ESTATE SECURITIES       CAPITAL GROWTH            GROWTH                 MARKET
                                                SUBACCOUNT            SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                           -------------------    ------------------    -------------------    -------------------
Investment income
   Distributions                           $             1,741    $               18    $                 -    $               299
Expenses
   Mortality and expense fees                              533                   241                    192                    471
   Indexing (gain) loss                                     20                     6                      8                      2
                                           -------------------    ------------------    -------------------    -------------------
Net investment income (loss)                             1,188                  (229)                  (200)                  (174)
                                           -------------------    ------------------    -------------------    -------------------
Net realized gain (loss) from share
   transactions                                             13                    (3)                     4                      -
Net realized gain distribution from Fund                 2,645                     -                      -                      -
Net change in unrealized appreciation
   (depreciation) on investment                         12,337                 5,538                  6,862                      -
                                           -------------------    ------------------    -------------------    -------------------
Net gain (loss) on investment                           14,995                 5,535                  6,866                      -
Net increase (decrease) in net assets
   resulting from operations               $            16,183    $            5,306    $             6,666    $              (174)
                                           ===================    ==================    ===================    ===================

                                                 PHOENIX-              PHOENIX-
                                              GOODWIN MULTI-        GOODWIN MULTI-
                                               SECTOR FIXED          SECTOR SHORT          PHOENIX-JANUS         PHOENIX-KAYNE
                                                  INCOME              TERM BOND           FLEXIBLE INCOME       RISING DIVIDENDS
                                                SUBACCOUNT           SUBACCOUNT(5)           SUBACCOUNT            SUBACCOUNT
                                           -------------------    ------------------    -------------------    -------------------
Investment income
   Distributions                           $             5,656    $              165    $             1,428    $               152
Expenses
   Mortality and expense fees                              891                    20                    410                    152
   Indexing (gain) loss                                     12                     -                      3                      3
                                           -------------------    ------------------    -------------------    -------------------
Net investment income (loss)                             4,753                   145                  1,015                     (3)
                                           -------------------    ------------------    -------------------    -------------------
Net realized gain (loss) from share
   transactions                                              7                     -                     53                      -
Net realized gain distribution from Fund                     -                     -                  1,256                    188
Net change in unrealized appreciation
   (depreciation) on investment                          5,228                    53                   (655)                 2,731
                                           -------------------    ------------------    -------------------    -------------------
Net gain (loss) on investment                            5,235                    53                    654                  2,919
Net increase (decrease) in net assets
   resulting from operations               $             9,988    $              198    $             1,669    $             2,916
                                           ===================    ==================    ===================    ===================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                              PHOENIX-LAZARD                                                      PHOENIX-LORD
                                              INTERNATIONAL         PHOENIX-LAZARD        PHOENIX-LAZARD          ABBETT BOND-
                                              EQUITY SELECT        SMALL-CAP VALUE        U.S. MULTI-CAP           DEBENTURE
                                                SUBACCOUNT          SUBACCOUNT(7)          SUBACCOUNT(3)           SUBACCOUNT
                                           -------------------    ------------------    -------------------    -------------------
Investment income
   Distributions                           $               417    $                7    $                 1    $             1,105
Expenses
   Mortality and expense fees                              339                     1                      1                    204
   Indexing (gain) loss                                     10                     -                      -                      3
                                           -------------------    ------------------    -------------------    -------------------
Net investment income (loss)                                68                     6                      -                    898
                                           -------------------    ------------------    -------------------    -------------------
Net realized gain (loss) from share
   transactions                                              8                     -                      -                     37
Net realized gain distribution from Fund                    71                    86                      3                    344
Net change in unrealized appreciation
   (depreciation) on investment                         11,019                   (29)                    11                  1,521
                                           -------------------    ------------------    -------------------    -------------------
Net gain (loss) on investment                           11,098                    57                     14                  1,902
Net increase (decrease) in net assets
   resulting from operations               $            11,166    $               63    $                14    $             2,800
                                           ===================    ==================    ===================    ===================

                                               PHOENIX-LORD          PHOENIX-LORD           PHOENIX-MFS
                                             ABBETT LARGE-CAP       ABBETT MID-CAP        INVESTORS GROWTH         PHOENIX-MFS
                                                  VALUE                 VALUE                  STOCK             INVESTORS TRUST
                                               SUBACCOUNT            SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                           -------------------    ------------------    -------------------    -------------------
Investment income
   Distributions                           $               379    $               79    $                 -    $               127
Expenses
   Mortality and expense fees                              460                    89                    209                    190
   Indexing (gain) loss                                     22                    (5)                     5                      5
                                           -------------------    ------------------    -------------------    -------------------
Net investment income (loss)                              (103)                   (5)                  (214)                   (68)
                                           -------------------    ------------------    -------------------    -------------------
Net realized gain (loss) from share
   transactions                                             19                    52                      4                     17
Net realized gain distribution from Fund                   184                    97                      -                      -
Net change in unrealized appreciation
   (depreciation) on investment                         12,889                 2,433                  3,680                  4,044
                                           -------------------    ------------------    -------------------    -------------------
Net gain (loss) on investment                           13,092                 2,582                  3,684                  4,061
Net increase (decrease) in net assets
   resulting from operations               $            12,989    $            2,577    $             3,470    $             3,993
                                           ===================    ==================    ===================    ===================

                                                                                         PHOENIX-NORTHERN            PHOENIX-
                                               PHOENIX-MFS             PHOENIX-              NASDAQ-100          OAKHURST GROWTH
                                                  VALUE             NORTHERN DOW 30           INDEX(R)              AND INCOME
                                               SUBACCOUNT             SUBACCOUNT           SUBACCOUNT(2)            SUBACCOUNT
                                           -------------------    ------------------    -------------------    -------------------
Investment income
   Distributions                           $               823    $              559    $                 -    $               587
Expenses
   Mortality and expense fees                              322                   302                     30                    482
   Indexing (gain) loss                                     10                     8                      1                     13
                                           -------------------    ------------------    -------------------    -------------------
Net investment income (loss)                               491                   249                    (31)                    92
                                           -------------------    ------------------    -------------------    -------------------
Net realized gain (loss) from share
   transactions                                              5                    11                     12                      5
Net realized gain distribution from Fund                     -                     -                      -                      -
Net change in unrealized appreciation
   (depreciation) on investment                          8,826                 8,310                  1,050                 11,930
                                           -------------------    ------------------    -------------------    -------------------
Net gain (loss) on investment                            8,831                 8,321                  1,062                 11,935
Net increase (decrease) in net assets
   resulting from operations               $             9,322    $            8,570    $             1,031    $            12,027
                                           ===================    ==================    ===================    ===================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                             PHOENIX-OAKHURST                            PHOENIX-SANFORD         PHOENIX-SANFORD
                                                 STRATEGIC         PHOENIX-OAKHURST      BERNSTEIN GLOBAL         BERNSTEIN MID-
                                                ALLOCATION           VALUE EQUITY              VALUE               CAP VALUE
                                                SUBACCOUNT            SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                           -------------------    ------------------    -------------------    -------------------
Investment income
   Distributions                           $               685    $              353    $               347    $               101
Expenses
   Mortality and expense fees                              271                   436                    112                    374
   Indexing (gain) loss                                      6                    10                      3                     16
                                           -------------------    ------------------    -------------------    -------------------
Net investment income (loss)                               408                   (93)                   232                   (289)
                                           -------------------    ------------------    -------------------    -------------------
Net realized gain (loss) from share
   transactions                                             19                    (4)                     3                     85
Net realized gain distribution from Fund                     -                     -                      -                  1,919
Net change in unrealized appreciation
   (depreciation) on investment                          4,327                 9,152                  3,264                 13,260
                                           -------------------    ------------------    -------------------    -------------------
Net gain (loss) on investment                            4,346                 9,148                  3,267                 15,264
Net increase (decrease) in net assets
   resulting from operations               $             4,754    $            9,055    $             3,499    $            14,975
                                           ===================    ==================    ===================    ===================

                                                                                                                  PHOENIX-STATE
                                             PHOENIX-SANFORD                                                     STREET RESEARCH
                                             BERNSTEIN SMALL-       PHOENIX-SENECA        PHOENIX-SENECA            SMALL-CAP
                                                CAP VALUE           MID-CAP GROWTH        STRATEGIC THEME            GROWTH
                                                SUBACCOUNT            SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                           -------------------    ------------------    -------------------    -------------------
Investment income
   Distributions                           $                 -    $                -    $                 -    $                 -
Expenses
   Mortality and expense fees                              335                    23                     76                     91
   Indexing (gain) loss                                     14                     1                      2                      3
                                           -------------------    ------------------    -------------------    -------------------
Net investment income (loss)                              (349)                  (24)                   (78)                   (94)
                                           -------------------    ------------------    -------------------    -------------------
Net realized gain (loss) from share
   transactions                                              9                     4                     14                      8
Net realized gain distribution from Fund                   834                     -                      -                  1,310
Net change in unrealized appreciation
   (depreciation) on investment                         12,797                   546                  2,348                  1,845
                                           -------------------    ------------------    -------------------    -------------------
Net gain (loss) on investment                           13,640                   550                  2,362                  3,163
Net increase (decrease) in net assets
   resulting from operations               $            13,291    $              526    $             2,284    $             3,069
                                           ===================    ==================    ===================    ===================

                                                                                                                  FEDERATED FUND
                                                                                           ALGER AMERICAN            FOR U.S.
                                             AIM V.I. CAPITAL      AIM V.I. PREMIER           LEVERAGED             GOVERNMENT
                                               APPRECIATION             EQUITY                 ALLCAP             SECURITIES II
                                                SUBACCOUNT            SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                           -------------------    ------------------    -------------------    -------------------
Investment income
   Distributions                           $                 -    $                8    $                 -    $            11,229
Expenses
   Mortality and expense fees                              286                    24                    260                  4,801
   Indexing (gain) loss                                      9                     1                      7                     31
                                           -------------------    ------------------    -------------------    -------------------
Net investment income (loss)                              (295)                  (17)                  (267)                 6,397
                                           -------------------    ------------------    -------------------    -------------------
Net realized gain (loss) from share
   transactions                                             29                     1                     (7)                  (123)
Net realized gain distribution from Fund                     -                     -                      -                  1,456
Net change in unrealized appreciation
   (depreciation) on investment                          7,745                   544                  6,374                 (1,757)
                                           -------------------    ------------------    -------------------    -------------------
Net gain (loss) on investment                            7,774                   545                  6,367                   (424)
Net increase (decrease) in net assets
   resulting from operations               $             7,479    $              528    $             6,100    $             5,973
                                           ===================    ==================    ===================    ===================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                              FEDERATED HIGH
                                                INCOME BOND
                                                 FUND II --                                 VIP GROWTH
                                              PRIMARY SHARES       VIP CONTRAFUND(R)       OPPORTUNITIES           VIP GROWTH
                                                SUBACCOUNT            SUBACCOUNT           SUBACCOUNT(4)           SUBACCOUNT
                                           -------------------    ------------------    -------------------    -------------------
Investment income
   Distributions                           $             1,293    $               46    $                 -    $                31
Expenses
   Mortality and expense fees                              417                   361                     23                    747
   Indexing (gain) loss                                      7                    10                      1                     22
                                           -------------------    ------------------    -------------------    -------------------
Net investment income (loss)                               869                  (325)                   (24)                  (738)
                                           -------------------    ------------------    -------------------    -------------------
Net realized gain (loss) from share
   transactions                                             89                   (13)                    92                      8
Net realized gain distribution from Fund                     -                     -                      -                      -
Net change in unrealized appreciation
   (depreciation) on investment                          5,829                10,017                    401                 20,802
                                           -------------------    ------------------    -------------------    -------------------
Net gain (loss) on investment                            5,918                10,004                    493                 20,810
Net increase (decrease) in net assets
   resulting from operations               $             6,787    $            9,679    $               469    $            20,072
                                           ===================    ==================    ===================    ===================

                                                                      TEMPLETON             TEMPLETON             RYDEX VARIABLE
                                              MUTUAL SHARES            FOREIGN               GROWTH                TRUST SECTOR
                                               SECURITIES             SECURITIES            SECURITIES               ROTATION
                                               SUBACCOUNT             SUBACCOUNT            SUBACCOUNT             SUBACCOUNT(6)
                                           -------------------    ------------------    -------------------    -------------------
Investment income
   Distributions                           $               173    $              424    $               264    $                 -
Expenses
   Mortality and expense fees                              251                   474                    293                      1
   Indexing (gain) loss                                      6                    15                      9                      -
                                           -------------------    ------------------    -------------------    -------------------
Net investment income (loss)                               (84)                  (65)                   (38)                    (1)
                                           -------------------    ------------------    -------------------    -------------------
Net realized gain (loss) from share
   transactions                                              1                    65                     11                      -
Net realized gain distribution from Fund                     -                     -                      -                      -
Net change in unrealized appreciation
   (depreciation) on investment                          6,007                15,303                  9,996                     73
                                           -------------------    ------------------    -------------------    -------------------
Net gain (loss) on investment                            6,008                15,368                 10,007                     73
Net increase (decrease) in net assets
   resulting from operations               $             5,924    $           15,303    $             9,969    $                72
                                           ===================    ==================    ===================    ===================

                                               SCUDDER VIT
                                              EAFE(R) EQUITY         SCUDDER VIT                                 WANGER FOREIGN
                                                  INDEX            EQUITY 500 INDEX         TECHNOLOGY               FORTY
                                                SUBACCOUNT            SUBACCOUNT           SUBACCOUNT(1)           SUBACCOUNT
                                           -------------------    ------------------    -------------------    -------------------
Investment income
   Distributions                           $               704    $              260    $                 -    $                 6
Expenses
   Mortality and expense fees                              150                   268                     35                     25
   Indexing (gain) loss                                      4                     8                      2                      1
                                           -------------------    ------------------    -------------------    -------------------
Net investment income (loss)                               550                   (16)                   (37)                   (20)
                                           -------------------    ------------------    -------------------    -------------------
Net realized gain (loss) from share
   transactions                                            139                    51                      8                      2
Net realized gain distribution from Fund                     -                     -                      -                      -
Net change in unrealized appreciation
   (depreciation) on investment                          5,122                 7,961                  1,398                  1,015
                                           -------------------    ------------------    -------------------    -------------------
Net gain (loss) on investment                            5,261                 8,012                  1,406                  1,017
Net increase (decrease) in net assets
   resulting from operations               $             5,811    $            7,996    $             1,369    $               997
                                           ===================    ==================    ===================    ===================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                 WANGER                                     WANGER U.S.
                                              INTERNATIONAL                                  SMALLER
                                                SMALL CAP           WANGER TWENTY           COMPANIES
                                               SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                           -------------------    ------------------    -------------------
Investment income
   Distributions                           $                91    $                -    $                 -
Expenses
   Mortality and expense fees                              446                   111                    655
   Indexing (gain) loss                                     18                     3                     24
                                           -------------------    ------------------    -------------------
Net investment income (loss)                              (373)                 (114)                  (679)
                                           -------------------    ------------------    -------------------
Net realized gain (loss) from share
   transactions                                             29                     9                     38
Net realized gain distribution from Fund                     -                     -                      -
Net change in unrealized appreciation
   (depreciation) on investment                         18,424                 2,566                 22,204
                                           -------------------    ------------------    -------------------
Net gain (loss) on investment                           18,453                 2,575                 22,242
Net increase (decrease) in net assets
   resulting from operations               $            18,080    $            2,461    $            21,563
                                           ===================    ==================    ===================

Footnotes for Statements of Operations
For the period ended December 31, 2003

(1) From inception April 2, 2003 to December 31, 2003.
(2) From inception June 4, 2003 to December 31, 2003.
(3) From inception June 9, 2003 to December 31, 2003.
(4) From inception July 8, 2003 to December 31, 2003.
(5) From inception October 16, 2003 to December 31, 2003.
(6) From inception December 3, 2003 to December 31, 2003.
(7) From inception December 26, 2003 to December 31, 2003.

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                   PHOENIX-                              PHOENIX-ALLIANCE/      PHOENIX-ALLIANCE/
                                                   ABERDEEN          PHOENIX-AIM             BERNSTEIN              BERNSTEIN
                                                INTERNATIONAL      MID-CAP EQUITY          ENHANCED INDEX        GROWTH + VALUE
                                                  SUBACCOUNT         SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                               ---------------    ----------------      -------------------    -------------------
FROM OPERATIONS
   Net investment income (loss)                $           116    $            (47)     $                36    $               (40)
   Net realized gain (loss)                                  6                   2                        -                      1
   Net change in unrealized appreciation
      (depreciation) on investments                      5,214               1,202                      720                  2,666
                                               ---------------    ----------------      -------------------    -------------------
   Net increase (decrease) resulting
      from operations                                    5,336               1,157                      756                  2,627
                                               ---------------    ----------------      -------------------    -------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                 16,891                   -                    9,400                  8,750
   Participant transfers                                 2,873 +             4,157                      117                  8,127
   Participant withdrawals                                  (8)                 (4)                     (14)                    (9)
                                               ---------------    ----------------      -------------------    -------------------
   Net increase (decrease) in net assets
      resulting from participant
      transactions                                      19,756               4,153                    9,503                 16,868
                                               ---------------    ----------------      -------------------    -------------------
   Net increase (decrease) in net assets                25,092               5,310                   10,259                 19,495

NET ASSETS
   Beginning of period                                     638               2,044                    2,462                  2,382
                                               ---------------    ----------------      -------------------    -------------------
   End of period                               $        25,730    $          7,354      $            12,721    $            21,877
                                               ===============    ================      ===================    ===================

                                                PHOENIX-DUFF                                 PHOENIX-
                                                  & PHELPS            PHOENIX-            ENGEMANN SMALL            PHOENIX-
                                                 REAL ESTATE          ENGEMANN              & MID-CAP             GOODWIN MONEY
                                                 SECURITIES        CAPITAL GROWTH             GROWTH                 MARKET
                                                 SUBACCOUNT          SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                               ---------------    ----------------      -------------------    -------------------
FROM OPERATIONS
   Net investment income (loss)                $         1,188    $           (229)     $              (200)   $              (174)
   Net realized gain (loss)                              2,658                  (3)                       4                      -
   Net change in unrealized appreciation
      (depreciation) on investments                     12,337               5,538                    6,862                      -
                                               ---------------    ----------------      -------------------    -------------------
   Net increase (decrease) resulting
      from operations                                   16,183               5,306                    6,666                   (174)
                                               ---------------    ----------------      -------------------    -------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                 55,432              17,004                   18,992                  6,937
   Participant transfers                                11,538               6,038                    7,392                (15,320)
   Participant withdrawals                                   -                (137)                      (2)                    (2)
                                               ---------------    ----------------      -------------------    -------------------
   Net increase (decrease) in net assets
      resulting from participant
      transactions                                      66,970              22,905                   26,382                 (8,385)
                                               ---------------    ----------------      -------------------    -------------------
   Net increase (decrease) in net assets                83,153              28,211                   33,048                 (8,559)

NET ASSETS
   Beginning of period                                  16,392              11,774                    5,685                 44,899
                                               ---------------    ----------------      -------------------    -------------------
   End of period                               $        99,545    $         39,985      $            38,733    $            36,340
                                               ===============    ================      ===================    ===================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                 PHOENIX-              PHOENIX-
                                              GOODWIN MULTI-        GOODWIN MULTI-
                                               SECTOR FIXED          SECTOR SHORT          PHOENIX-JANUS         PHOENIX-KAYNE
                                                  INCOME              TERM BOND           FLEXIBLE INCOME       RISING DIVIDENDS
                                                SUBACCOUNT           SUBACCOUNT(5)           SUBACCOUNT            SUBACCOUNT
                                           -------------------    ------------------    -------------------    -------------------
FROM OPERATIONS
   Net investment income (loss)            $             4,753    $              145    $             1,015    $                (3)
   Net realized gain (loss)                                  7                     -                  1,309                    188
   Net change in unrealized appreciation
      (depreciation) on investments                      5,228                    53                   (655)                 2,731
                                           -------------------    ------------------    -------------------    -------------------
   Net increase (decrease) resulting
      from operations                                    9,988                   198                  1,669                  2,916
                                           -------------------    ------------------    -------------------    -------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                 97,463                     -                 33,950                 14,550
   Participant transfers                                74,638                12,555                 18,627                 12,000
   Participant withdrawals                              (3,678)                   (9)                (3,269)                    (3)
                                           -------------------    ------------------    -------------------    -------------------
   Net increase (decrease) in net assets
      resulting from participant
      transactions                                     168,423                12,546                 49,308                 26,547
                                           -------------------    ------------------    -------------------    -------------------
   Net increase (decrease) in net assets               178,411                12,744                 50,977                 29,463

NET ASSETS
   Beginning of period                                  21,078                     -                 11,808                    593
                                           -------------------    ------------------    -------------------    -------------------
   End of period                           $           199,489    $           12,744    $            62,785    $            30,056
                                           ===================    ==================    ===================    ===================

                                              PHOENIX-LAZARD                                                      PHOENIX-LORD
                                              INTERNATIONAL         PHOENIX-LAZARD        PHOENIX-LAZARD          ABBETT BOND-
                                              EQUITY SELECT        SMALL-CAP VALUE        U.S. MULTI-CAP           DEBENTURE
                                                SUBACCOUNT          SUBACCOUNT(7)          SUBACCOUNT(3)           SUBACCOUNT
                                           -------------------    ------------------    -------------------    -------------------
FROM OPERATIONS
   Net investment income (loss)            $                68    $                6    $                 -    $               898
   Net realized gain (loss)                                 79                    86                      3                    381
   Net change in unrealized appreciation
      (depreciation) on investments                     11,019                   (29)                    11                  1,521
                                           -------------------    ------------------    -------------------    -------------------
   Net increase (decrease) resulting
      from operations                                   11,166                    63                     14                  2,800
                                           -------------------    ------------------    -------------------    -------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                 39,264                     -                      -                 21,738
   Participant transfers                                20,957                 9,400                    166                 17,155
   Participant withdrawals                                (551)                    -                      -                 (2,797)
                                           -------------------    ------------------    -------------------    -------------------
   Net increase (decrease) in net assets
      resulting from participant
      transactions                                      59,670                 9,400                    166                 36,096
                                           -------------------    ------------------    -------------------    -------------------
   Net increase (decrease) in net assets                70,836                 9,463                    180                 38,896

NET ASSETS
   Beginning of period                                  10,448                     -                      -                  2,972
                                           -------------------    ------------------    -------------------    -------------------
   End of period                           $            81,284    $            9,463    $               180    $            41,868
                                           ===================    ==================    ===================    ===================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                               PHOENIX-LORD          PHOENIX-LORD             PHOENIX-MFS
                                             ABBETT LARGE-CAP       ABBETT MID-CAP         INVESTORS GROWTH         PHOENIX-MFS
                                                  VALUE                 VALUE                   STOCK             INVESTORS TRUST
                                                SUBACCOUNT            SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                           -------------------    ------------------    -------------------    -------------------
FROM OPERATIONS
   Net investment income (loss)            $              (103)   $               (5)   $              (214)   $               (68)
   Net realized gain (loss)                                203                   149                      4                     17
   Net change in unrealized appreciation
      (depreciation) on investments                     12,889                 2,433                  3,680                  4,044
                                           -------------------    ------------------    -------------------    -------------------
   Net increase (decrease) resulting
      from operations                                   12,989                 2,577                  3,470                  3,993
                                           -------------------    ------------------    -------------------    -------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                 32,822                 6,004                 15,571                 11,243
   Participant transfers                                44,878                 9,019                 10,384 ++               5,433
   Participant withdrawals                              (2,470)               (2,069)                  (132)                    (4)
                                           -------------------    ------------------    -------------------    -------------------
   Net increase (decrease) in net assets
      resulting from participant
      transactions                                      75,230                12,954                 25,823                 16,672
                                           -------------------    ------------------    -------------------    -------------------
   Net increase (decrease) in net assets                88,219                15,531                 29,293                 20,665

NET ASSETS
   Beginning of period                                   9,018                 3,201                  6,680                  6,032
                                           -------------------    ------------------    -------------------    -------------------
   End of period                           $            97,237    $           18,732    $            35,973    $            26,697
                                           ===================    ==================    ===================    ===================

                                                                                         PHOENIX-NORTHERN           PHOENIX-
                                               PHOENIX-MFS             PHOENIX-             NASDAQ-100           OAKHURST GROWTH
                                                  VALUE             NORTHERN DOW 30          INDEX(R)              AND INCOME
                                               SUBACCOUNT             SUBACCOUNT           SUBACCOUNT(2)           SUBACCOUNT
                                           -------------------    ------------------    -------------------    -------------------
FROM OPERATIONS
   Net investment income (loss)            $               491    $              249    $               (31)   $                92
   Net realized gain (loss)                                  5                    11                     12                      5
   Net change in unrealized appreciation
      (depreciation) on investments                      8,826                 8,310                  1,050                 11,930
                                           -------------------    ------------------    -------------------    -------------------
   Net increase (decrease) resulting
      from operations                                    9,322                 8,570                  1,031                 12,027
                                           -------------------    ------------------    -------------------    -------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                 46,080                43,856                 21,033                 39,693
   Participant transfers                                12,839                 7,912                    150                 19,635
   Participant withdrawals                                 (46)                 (154)                  (132)                (1,308)
                                           -------------------    ------------------    -------------------    -------------------
   Net increase (decrease) in net assets
      resulting from participant
      transactions                                      58,873                51,614                 21,051                 58,020
                                           -------------------    ------------------    -------------------    -------------------
   Net increase (decrease) in net assets                68,195                60,184                 22,082                 70,047

NET ASSETS
   Beginning of period                                   5,234                 8,137                      -                 15,940
                                           -------------------    ------------------    -------------------    -------------------
   End of period                           $            73,429    $           68,321    $            22,082    $            85,987
                                           ===================    ==================    ===================    ===================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                             PHOENIX-OAKHURST                            PHOENIX-SANFORD         PHOENIX-SANFORD
                                                 STRATEGIC         PHOENIX-OAKHURST      BERNSTEIN GLOBAL         BERNSTEIN MID-
                                                ALLOCATION           VALUE EQUITY              VALUE               CAP VALUE
                                                SUBACCOUNT            SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                           -------------------    ------------------    -------------------    -------------------
FROM OPERATIONS
   Net investment income (loss)            $               408    $              (93)   $               232    $              (289)
   Net realized gain (loss)                                 19                    (4)                     3                  2,004
   Net change in unrealized appreciation
      (depreciation) on investments                      4,327                 9,152                  3,264                 13,260
                                           -------------------    ------------------    -------------------    -------------------
   Net increase (decrease) resulting
      from operations                                    4,754                 9,055                  3,499                 14,975
                                           -------------------    ------------------    -------------------    -------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                  7,638                59,029                 19,014                 27,377
   Participant transfers                                12,474                 6,668                  3,995                 14,077
   Participant withdrawals                              (1,066)                 (195)                   (79)                   (13)
                                           -------------------    ------------------    -------------------    -------------------
   Net increase (decrease) in net assets
      resulting from participant
      transactions                                      19,046                65,502                 22,930                 41,441
                                           -------------------    ------------------    -------------------    -------------------
   Net increase (decrease) in net assets                23,800                74,557                 26,429                 56,416

NET ASSETS
   Beginning of period                                  10,355                18,017                  2,520                  8,416
                                           -------------------    ------------------    -------------------    -------------------
   End of period                           $            34,155    $           92,574    $            28,949    $            64,832
                                           ===================    ==================    ===================    ===================

                                                                                                                  PHOENIX-STATE
                                             PHOENIX-SANFORD                                                     STREET RESEARCH
                                             BERNSTEIN SMALL-       PHOENIX-SENECA        PHOENIX-SENECA            SMALL-CAP
                                                CAP VALUE           MID-CAP GROWTH        STRATEGIC THEME            GROWTH
                                                SUBACCOUNT            SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                           -------------------    ------------------    -------------------    -------------------
FROM OPERATIONS
   Net investment income (loss)            $              (349)   $              (24)   $               (78)   $               (94)
   Net realized gain (loss)                                843                     4                     14                  1,318
   Net change in unrealized appreciation
      (depreciation) on investments                     12,797                   546                  2,348                  1,845
                                           -------------------    ------------------    -------------------    -------------------
   Net increase (decrease) resulting
      from operations                                   13,291                   526                  2,284                  3,069
                                           -------------------    ------------------    -------------------    -------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                 24,074                   867                      9                 18,281
   Participant transfers                                11,375                     -                  4,673                  2,008
   Participant withdrawals                                 (55)                   (9)                     -                   (267)
                                           -------------------    ------------------    -------------------    -------------------
   Net increase (decrease) in net assets
      resulting from participant
      transactions                                      35,394                   858                  4,682                 20,022
                                           -------------------    ------------------    -------------------    -------------------
   Net increase (decrease) in net assets                48,685                 1,384                  6,966                 23,091

NET ASSETS
   Beginning of period                                  12,040                 1,143                  1,797                  1,406
                                           -------------------    ------------------    -------------------    -------------------
   End of period                           $            60,725    $            2,527    $             8,763    $            24,497
                                           ===================    ==================    ===================    ===================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                                                                                  FEDERATED FUND
                                                                                           ALGER AMERICAN            FOR U.S.
                                             AIM V.I. CAPITAL      AIM V.I. PREMIER           LEVERAGED             GOVERNMENT
                                               APPRECIATION             EQUITY                 ALLCAP             SECURITIES II
                                                SUBACCOUNT            SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                           -------------------    ------------------    -------------------    -------------------
FROM OPERATIONS
   Net investment income (loss)            $              (295)   $              (17)   $              (267)   $             6,397
   Net realized gain (loss)                                 29                     1                     (7)                 1,333
   Net change in unrealized appreciation
      (depreciation) on investments                      7,745                   544                  6,374                 (1,757)
                                           -------------------    ------------------    -------------------    -------------------
   Net increase (decrease) resulting
      from operations                                    7,479                   528                  6,100                  5,973
                                           -------------------    ------------------    -------------------    -------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                 26,281                 2,417                 26,460                200,670
   Participant transfers                                10,602                 1,399                 12,934                354,980
   Participant withdrawals                                (213)                   (2)                  (325)               (15,569)
                                           -------------------    ------------------    -------------------    -------------------
   Net increase (decrease) in net assets
      resulting from participant
      transactions                                      36,670                 3,814                 39,069                540,081
                                           -------------------    ------------------    -------------------    -------------------
   Net increase (decrease) in net assets                44,149                 4,342                 45,169                546,054

NET ASSETS
   Beginning of period                                   5,632                   922                  6,200                187,562
                                           -------------------    ------------------    -------------------    -------------------
   End of period                           $            49,781    $            5,264    $            51,369    $           733,616
                                           ===================    ==================    ===================    ===================

                                              FEDERATED HIGH
                                                INCOME BOND
                                                 FUND II --                                 VIP GROWTH
                                              PRIMARY SHARES       VIP CONTRAFUND(R)       OPPORTUNITIES           VIP GROWTH
                                                SUBACCOUNT            SUBACCOUNT           SUBACCOUNT(4)           SUBACCOUNT
                                           -------------------    ------------------    -------------------    -------------------
FROM OPERATIONS
   Net investment income (loss)            $               869    $             (325)   $               (24)   $              (738)
   Net realized gain (loss)                                 89                   (13)                    92                      8
   Net change in unrealized appreciation
      (depreciation) on investments                      5,829                10,017                    401                 20,802
                                           -------------------    ------------------    -------------------    -------------------
   Net increase (decrease) resulting
      from operations                                    6,787                 9,679                    469                 20,072
                                           -------------------    ------------------    -------------------    -------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                  9,383                37,984                  5,119                 94,548
   Participant transfers                                84,329                23,404                 (1,365)                33,773
   Participant withdrawals                              (3,616)                  (40)                   (10)                  (348)
                                           -------------------    ------------------    -------------------    -------------------
   Net increase (decrease) in net assets
      resulting from participant
      transactions                                      90,096                61,348                  3,744                127,973
                                           -------------------    ------------------    -------------------    -------------------
   Net increase (decrease) in net assets                96,883                71,027                  4,213                148,045

NET ASSETS
   Beginning of period                                  12,157                11,809                      -                 14,370
                                           -------------------    ------------------    -------------------    -------------------
   End of period                           $           109,040    $           82,836    $             4,213    $           162,415
                                           ===================    ==================    ===================    ===================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                                      TEMPLETON             TEMPLETON             RYDEX VARIABLE
                                              MUTUAL SHARES            FOREIGN               GROWTH                TRUST SECTOR
                                               SECURITIES             SECURITIES            SECURITIES               ROTATION
                                               SUBACCOUNT             SUBACCOUNT            SUBACCOUNT             SUBACCOUNT(6)
                                           -------------------    ------------------    -------------------    -------------------
FROM OPERATIONS
   Net investment income (loss)            $               (84)   $              (65)   $               (38)   $                (1)
   Net realized gain (loss)                                  1                    65                     11                      -
   Net change in unrealized appreciation
      (depreciation) on investments                      6,007                15,303                  9,996                     73
                                           -------------------    ------------------    -------------------    -------------------
   Net increase (decrease) resulting
      from operations                                    5,924                15,303                  9,969                     72
                                           -------------------    ------------------    -------------------    -------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                 31,307                47,806                 62,916                  2,333
   Participant transfers                                15,639                17,766                  2,697                      -
   Participant withdrawals                                (101)                 (178)                  (141)                     -
                                           -------------------    ------------------    -------------------    -------------------
   Net increase (decrease) in net assets
      resulting from participant
      transactions                                      46,845                65,394                 65,472                  2,333
                                           -------------------    ------------------    -------------------    -------------------
   Net increase (decrease) in net assets                52,769                80,697                 75,441                  2,405

NET ASSETS
   Beginning of period                                   2,039                14,684                  2,408                      -
                                           -------------------    ------------------    -------------------    -------------------
   End of period                           $            54,808    $           95,381    $            77,849    $             2,405
                                           ===================    ==================    ===================    ===================

                                               SCUDDER VIT
                                              EAFE(R) EQUITY         SCUDDER VIT                                 WANGER FOREIGN
                                                  INDEX            EQUITY 500 INDEX          TECHNOLOGY              FORTY
                                                SUBACCOUNT            SUBACCOUNT           SUBACCOUNT(1)           SUBACCOUNT
                                           -------------------    ------------------    -------------------    -------------------
FROM OPERATIONS
   Net investment income (loss)            $               550    $              (16)   $               (37)   $               (20)
   Net realized gain (loss)                                139                    51                      8                      2
   Net change in unrealized appreciation
      (depreciation) on investments                      5,122                 7,961                  1,398                  1,015
                                           -------------------    ------------------    -------------------    -------------------
   Net increase (decrease) resulting
      from operations                                    5,811                 7,996                  1,369                    997
                                           -------------------    ------------------    -------------------    -------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                 17,417                42,873                  3,394                  4,700
   Participant transfers                                (1,562)                8,735                      -                  1,288
   Participant withdrawals                                   -                   (64)                     -                     (2)
                                           -------------------    ------------------    -------------------    -------------------
   Net increase (decrease) in net assets
      resulting from participant
      transactions                                      15,855                51,544                  3,394                  5,986
                                           -------------------    ------------------    -------------------    -------------------
   Net increase (decrease) in net assets                21,666                59,540                  4,763                  6,983

NET ASSETS
   Beginning of period                                   2,367                 5,827                      -                    943
                                           -------------------    ------------------    -------------------    -------------------
   End of period                           $            24,033    $           65,367    $             4,763    $             7,926
                                           ===================    ==================    ===================    ===================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                 WANGER                                     WANGER U.S.
                                              INTERNATIONAL                                  SMALLER
                                                SMALL CAP           WANGER TWENTY           COMPANIES
                                               SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                           -------------------    ------------------    -------------------
FROM OPERATIONS
   Net investment income (loss)            $              (373)   $             (114)   $              (679)
   Net realized gain (loss)                                 29                     9                     38
   Net change in unrealized appreciation
      (depreciation) on investments                     18,424                 2,566                 22,204
                                           -------------------    ------------------    -------------------
   Net increase (decrease) resulting
      from operations                                   18,080                 2,461                 21,563
                                           -------------------    ------------------    -------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                 18,441                 7,524                 50,148
   Participant transfers                                17,169                 7,790                 20,023
   Participant withdrawals                                (270)                   (2)                   (95)
                                           -------------------    ------------------    -------------------
   Net increase (decrease) in net assets
      resulting from participant
      transactions                                      35,340                15,312                 70,076
                                           -------------------    ------------------    -------------------
   Net increase (decrease) in net assets                53,420                17,773                 91,639

NET ASSETS
   Beginning of period                                  18,387                   951                 22,093
                                           -------------------    ------------------    -------------------
   End of period                           $            71,807    $           18,724    $           113,732
                                           ===================    ==================    ===================

+ Participant transfers include net assets transferred in from Aberdeen New Asia on February 7, 2003.
++ Participant transfers include net assets transferred in from MFS Investors
   Growth and Van Kampen Focus Equity on February 14, 2003.

Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2003

(1) From inception April 2, 2003 to December 31, 2003.
(2) From inception June 4, 2003 to December 31, 2003.
(3) From inception June 9, 2003 to December 31, 2003.
(4) From inception July 8, 2003 to December 31, 2003.
(5) From inception October 16, 2003 to December 31, 2003.
(6) From inception December 3, 2003 to December 31, 2003.
(7) From inception December 26, 2003 to December 31, 2003.

                        See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                 PHOENIX-                                PHOENIX-ALLIANCE/
                                                 ABERDEEN             PHOENIX-AIM            BERNSTEIN              PHOENIX-
                                              INTERNATIONAL         MID-CAP EQUITY        GROWTH + VALUE         DEUTSCHE DOW 30
                                              SUBACCOUNT(1)          SUBACCOUNT(4)         SUBACCOUNT(6)          SUBACCOUNT(4)
                                           -------------------    ------------------    -------------------    -------------------
FROM OPERATIONS
   Net investment income (loss)            $                 4    $               (7)   $                 5    $                53
   Net realized gain (loss)                                  -                     -                      -                      -
   Net unrealized appreciation
      (depreciation)                                      (121)                  (23)                   (60)                  (213)
                                           -------------------    ------------------    -------------------    -------------------
   Net increase (decrease) resulting
      from operations                                     (117)                  (30)                   (55)                  (160)
                                           -------------------    ------------------    -------------------    -------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                    755                     -                      -                      -
   Participant transfers                                     -                 2,074                  2,437                  8,297
   Participant withdrawals                                   -                     -                      -                      -
                                           -------------------    ------------------    -------------------    -------------------
   Net increase (decrease) in net assets
      resulting from participant
      transactions                                         755                 2,074                  2,437                  8,297
                                           -------------------    ------------------    -------------------    -------------------
   Net increase (decrease) in net assets                   638                 2,044                  2,382                  8,137
NET ASSETS
   Beginning of period                                      -                      -                      -                      -
                                           -------------------    ------------------    -------------------    -------------------
   End of period                           $               638    $            2,044    $             2,382    $             8,137
                                           ===================    ==================    ===================    ===================

                                                                                             PHOENIX-
                                              PHOENIX-DUFF &           PHOENIX-           ENGEMANN SMALL            PHOENIX-
                                               PHELPS REAL             ENGEMANN             & MID-CAP             GOODWIN MONEY
                                            ESTATE SECURITIES       CAPITAL GROWTH            GROWTH                 MARKET
                                              SUBACCOUNT(4)          SUBACCOUNT(1)         SUBACCOUNT(7)          SUBACCOUNT(4)
                                           -------------------    ------------------    -------------------    -------------------
FROM OPERATIONS
   Net investment income (loss)            $               129    $              (34)   $               (13)   $                28
   Net realized gain (loss)                              1,147                     -                      -                      -
   Net unrealized appreciation
      (depreciation)                                       (56)                 (363)                   377                      -
                                           -------------------    ------------------    -------------------    -------------------
   Net increase (decrease) resulting
      from operations                                    1,220                  (397)                   364                     28
                                           -------------------    ------------------    -------------------    -------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                  3,450                 3,449                      -                 36,620
   Participant transfers                                12,775                 8,722                  5,321                  8,251
   Participant withdrawals                              (1,053)                    -                      -                      -
                                           -------------------    ------------------    -------------------    -------------------
   Net increase (decrease) in net assets
      resulting from participant
      transactions                                      15,172                12,171                  5,321                 44,871
                                           -------------------    ------------------    -------------------    -------------------
   Net increase (decrease) in net assets                16,392                11,774                  5,685                 44,899
NET ASSETS
   Beginning of period                                       -                     -                      -                      -
                                           -------------------    ------------------    -------------------    -------------------
   End of period                           $            16,392    $           11,774    $             5,685    $            44,899
                                           ===================    ==================    ===================    ===================

                        See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                  (CONTINUED)

                                                 PHOENIX-                                  PHOENIX-J.P.
                                              GOODWIN MULTI-                                  MORGAN
                                               SECTOR FIXED        PHOENIX-HOLLISTER         RESEARCH             PHOENIX-JANUS
                                                 INCOME              VALUE EQUITY         ENHANCED INDEX         FLEXIBLE INCOME
                                              SUBACCOUNT(2)          SUBACCOUNT(6)         SUBACCOUNT(4)          SUBACCOUNT(4)
                                           -------------------    ------------------    -------------------    -------------------
FROM OPERATIONS
   Net investment income (loss)            $               290    $               77    $                 3    $               120
   Net realized gain (loss)                                  -                     -                      -                     38
   Net unrealized appreciation
      (depreciation)                                       324                  (412)                   (61)                    93
                                           -------------------    ------------------    -------------------    -------------------
   Net increase (decrease) resulting
      from operations                                      614                  (335)                   (58)                   251
                                           -------------------    ------------------    -------------------    -------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                 11,918                 9,810                      -                  3,500
   Participant transfers                                 8,543                 8,542                  2,520                  8,057
   Participant withdrawals                                   3                     -                      -                      -
                                           -------------------    ------------------    -------------------    -------------------
   Net increase (decrease) in net assets
      resulting from participant
      transactions                                      20,464                18,352                  2,520                 11,557
                                           -------------------    ------------------    -------------------    -------------------
   Net increase (decrease) in net assets                21,078                18,017                  2,462                 11,808
NET ASSETS
   Beginning of period                                       -                     -                      -                      -
                                           -------------------    ------------------    -------------------    -------------------
   End of period                           $            21,078    $           18,017    $             2,462    $            11,808
                                           ===================    ==================    ===================    ===================

                                                                                           PHOENIX-LAZARD         PHOENIX-LORD
                                              PHOENIX-JANUS          PHOENIX-KAYNE         INTERNATIONAL          ABBETT BOND-
                                                 GROWTH             LARGE-CAP CORE         EQUITY SELECT            DEBENTURE
                                              SUBACCOUNT(7)          SUBACCOUNT(9)         SUBACCOUNT(12)         SUBACCOUNT(9)
                                           -------------------    ------------------    -------------------    -------------------
FROM OPERATIONS
   Net investment income (loss)            $               (16)   $                -    $                (9)   $                47
   Net realized gain (loss)                                  -                     -                      -                      5
   Net unrealized appreciation
      (depreciation)                                      (146)                  (15)                   (44)                    18
                                           -------------------    ------------------    -------------------    -------------------
   Net increase (decrease) resulting
      from operations                                     (162)                  (15)                   (53)                    70
                                           -------------------    ------------------    -------------------    -------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                      -                     -                 10,530                      -
   Participant transfers                                 6,842                   608                    (29)                 2,902
   Participant withdrawals                                   -                     -                      -                      -
                                           -------------------    ------------------    -------------------    -------------------
   Net increase (decrease) in net assets
      resulting from participant
      transactions                                       6,842                   608                 10,501                  2,902
                                           -------------------    ------------------    -------------------    -------------------
   Net increase (decrease) in net assets                 6,680                   593                 10,448                  2,972
NET ASSETS
   Beginning of period                                       -                     -                      -                      -
                                           -------------------    ------------------    -------------------    -------------------
   End of period                           $             6,680    $              593    $            10,448    $             2,972
                                           ===================    ==================    ===================    ===================

                        See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                  (CONTINUED)

                                               PHOENIX-LORD          PHOENIX-LORD            PHOENIX-MFS
                                             ABBETT LARGE-CAP       ABBETT MID-CAP        INVESTORS GROWTH         PHOENIX-MFS
                                                  VALUE                  VALUE                 STOCK             INVESTORS TRUST
                                              SUBACCOUNT(9)         SUBACCOUNT(10)         SUBACCOUNT(11)         SUBACCOUNT(4)
                                           -------------------    ------------------    -------------------    -------------------
FROM OPERATIONS
   Net investment income (loss)            $                 8    $                6    $                (1)   $                 6
   Net realized gain (loss)                                  -                     -                      -                      -
   Net unrealized appreciation
      (depreciation)                                      (348)                   (6)                   (67)                   (77)
                                           -------------------    ------------------    -------------------    -------------------
   Net increase (decrease) resulting
      from operations                                     (340)                    -                    (68)                   (71)
                                           -------------------    ------------------    -------------------    -------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                  7,194                 1,800                  1,171                      -
   Participant transfers                                 2,164                 1,421                    257                  6,103
   Participant withdrawals                                   -                   (20)                     -                      -
                                           -------------------    ------------------    -------------------    -------------------
   Net increase (decrease) in net assets
      resulting from participant
      transactions                                       9,358                 3,201                  1,428                  6,103
                                           -------------------    ------------------    -------------------    -------------------
   Net increase (decrease) in net assets                 9,018                 3,201                  1,360                  6,032
NET ASSETS
   Beginning of period                                       -                     -                      -                      -
                                           -------------------    ------------------    -------------------    -------------------
   End of period                           $             9,018    $            3,201    $             1,360    $             6,032
                                           ===================    ==================    ===================    ===================

                                                                                              PHOENIX-
                                                                       PHOENIX-               OAKHURST           PHOENIX-SANFORD
                                               PHOENIX-MFS          OAKHURST GROWTH          STRATEGIC           BERNSTEIN GLOBAL
                                                  VALUE               AND INCOME            ALLOCATION                VALUE
                                              SUBACCOUNT(4)          SUBACCOUNT(4)         SUBACCOUNT(1)          SUBACCOUNT(4)
                                           -------------------    ------------------    -------------------    -------------------
FROM OPERATIONS
   Net investment income (loss)            $                26    $               57    $                89    $                15
   Net realized gain (loss)                                  -                     -                      -                      -
   Net unrealized appreciation
      (depreciation)                                      (104)                 (435)                  (201)                   (32)
                                           -------------------    ------------------    -------------------    -------------------
   Net increase (decrease) resulting
      from operations                                      (78)                 (378)                  (112)                   (17)
                                           -------------------    ------------------    -------------------    -------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                      -                 5,408                  5,032                    461
   Participant transfers                                 5,312                10,910                  5,435                  2,076
   Participant withdrawals                                   -                     -                      -                      -
                                           -------------------    ------------------    -------------------    -------------------
   Net increase (decrease) in net assets
      resulting from participant
      transactions                                       5,312                16,318                 10,467                  2,537
                                           -------------------    ------------------    -------------------    -------------------
   Net increase (decrease) in net assets                 5,234                15,940                 10,355                  2,520
NET ASSETS
   Beginning of period                                       -                     -                      -                      -
                                           -------------------    ------------------    -------------------    -------------------
   End of period                           $             5,234    $           15,940    $            10,355    $             2,520
                                           ===================    ==================    ===================    ===================

                        See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                  (CONTINUED)

                                             PHOENIX-SANFORD       PHOENIX-SANFORD
                                              BERNSTEIN MID-       BERNSTEIN SMALL-       PHOENIX-SENECA          PHOENIX-SENECA
                                                CAP VALUE              CAP VALUE          MID-CAP GROWTH         STRATEGIC THEME
                                              SUBACCOUNT(3)          SUBACCOUNT(3)         SUBACCOUNT(8)          SUBACCOUNT(10)
                                           -------------------    ------------------    -------------------    -------------------
FROM OPERATIONS
   Net investment income (loss)            $                21    $               17    $                (4)   $                (2)
   Net realized gain (loss)                                887                   954                      -                      -
   Net unrealized appreciation
      (depreciation)                                      (684)                 (552)                  (103)                  (155)
                                           -------------------    ------------------    -------------------    -------------------
   Net increase (decrease) resulting
      from operations                                      224                   419                   (107)                  (157)
                                           -------------------    ------------------    -------------------    -------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                    657                   207                  1,250                      -
   Participant transfers                                 7,826                11,836                      -                  1,954
   Participant withdrawals                                (291)                 (422)                     -                      -
                                           -------------------    ------------------    -------------------    -------------------
   Net increase (decrease) in net assets
      resulting from participant
      transactions                                       8,192                11,621                  1,250                  1,954
                                           -------------------    ------------------    -------------------    -------------------
   Net increase (decrease) in net assets                 8,416                12,040                  1,143                  1,797
NET ASSETS
   Beginning of period                                       -                     -                      -                      -
                                           -------------------    ------------------    -------------------    -------------------
   End of period                           $             8,416    $           12,040    $             1,143    $             1,797
                                           ===================    ==================    ===================    ===================

                                              PHOENIX-STATE
                                             STREET RESEARCH                                                     ALGER AMERICAN
                                                SMALL-CAP          AIM V.I. CAPITAL       AIM V.I. PREMIER          LEVERAGED
                                                 GROWTH              APPRECIATION              EQUITY                 ALLCAP
                                              SUBACCOUNT(9)          SUBACCOUNT(7)         SUBACCOUNT(6)          SUBACCOUNT(2)
                                           -------------------    ------------------    -------------------    -------------------
FROM OPERATIONS
   Net investment income (loss)            $                (1)   $               (7)   $                 1    $               (13)
   Net realized gain (loss)                                  -                     -                      -                     (1)
   Net unrealized appreciation
      (depreciation)                                       (68)                 (272)                   (18)                  (440)
                                           -------------------    ------------------    -------------------    -------------------
   Net increase (decrease) resulting
      from operations                                      (69)                 (279)                   (17)                  (454)
                                           -------------------    ------------------    -------------------    -------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                  1,171                 4,294                      -                  1,932
   Participant transfers                                   304                 1,617                    939                  4,722
   Participant withdrawals                                   -                     -                      -                      -
                                           -------------------    ------------------    -------------------    -------------------
   Net increase (decrease) in net assets
      resulting from participant
      transactions                                       1,475                 5,911                    939                  6,654
                                           -------------------    ------------------    -------------------    -------------------
   Net increase (decrease) in net assets                 1,406                 5,632                    922                  6,200
NET ASSETS
   Beginning of period                                       -                     -                      -                      -
                                           -------------------    ------------------    -------------------    -------------------
   End of period                           $             1,406    $            5,632    $               922    $             6,200
                                           ===================    ==================    ===================    ===================

                        See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                  (CONTINUED)

                                              FEDERATED FUND
                                                 FOR U.S.           FEDERATED HIGH
                                                GOVERNMENT           INCOME BOND
                                              SECURITIES II            FUND II           VIP CONTRAFUND(R)         VIP GROWTH
                                              SUBACCOUNT(4)          SUBACCOUNT(7)         SUBACCOUNT(4)          SUBACCOUNT(4)
                                           -------------------    ------------------    -------------------    -------------------
FROM OPERATIONS
   Net investment income (loss)            $              (362)   $              (22)   $               (28)   $               (23)
   Net realized gain (loss)                                  3                     -                      -                      -
   Net unrealized appreciation
      (depreciation)                                     2,619                   375                   (101)                  (746)
                                           -------------------    ------------------    -------------------    -------------------
   Net increase (decrease) resulting
      from operations                                    2,260                   353                   (129)                  (769)
                                           -------------------    ------------------    -------------------    -------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                 23,875                 6,540                  3,000                 12,962
   Participant transfers                               162,445                 5,264                  8,950                  2,177
   Participant withdrawals                              (1,018)                    -                    (12)                     -
                                           -------------------    ------------------    -------------------    -------------------
   Net increase (decrease) in net assets
      resulting from participant
      transactions                                     185,302                11,804                 11,938                 15,139
                                           -------------------    ------------------    -------------------    -------------------
   Net increase (decrease) in net assets               187,562                12,157                 11,809                 14,370
NET ASSETS
   Beginning of period                                       -                     -                      -                      -
                                           -------------------    ------------------    -------------------    -------------------
   End of period                           $           187,562    $           12,157    $            11,809    $            14,370
                                           ===================    ==================    ===================    ===================

                                                                       TEMPLETON            TEMPLETON             SCUDDER VIT
                                              MUTUAL SHARES             FOREIGN               GROWTH             EAFE(R) EQUITY
                                               SECURITIES             SECURITIES            SECURITIES                INDEX
                                              SUBACCOUNT(4)          SUBACCOUNT(8)         SUBACCOUNT(4)          SUBACCOUNT(12)
                                           -------------------    ------------------    -------------------    -------------------
FROM OPERATIONS
   Net investment income (loss)            $                (6)   $              (21)   $                (6)   $                33
   Net realized gain (loss)                                  -                     -                      -                      -
   Net unrealized appreciation
      (depreciation)                                       (29)                 (130)                  (104)                  (126)
                                           -------------------    ------------------    -------------------    -------------------
   Net increase (decrease) resulting
      from operations                                      (35)                 (151)                  (110)                   (93)
                                           -------------------    ------------------    -------------------    -------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                      -                14,860                      -                  2,421
   Participant transfers                                 2,074                     -                  2,518                     52
   Participant withdrawals                                   -                   (25)                     -                    (13)
                                           -------------------    ------------------    -------------------    -------------------
   Net increase (decrease) in net assets
      resulting from participant
      transactions                                       2,074                14,835                  2,518                  2,460
                                           -------------------    ------------------    -------------------    -------------------
   Net increase (decrease) in net assets                 2,039                14,684                  2,408                  2,367
NET ASSETS
   Beginning of period                                       -                     -                      -                      -
                                           -------------------    ------------------    -------------------    -------------------
   End of period                           $             2,039    $           14,684    $             2,408    $             2,367
                                           ===================    ==================    ===================    ===================

                        See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                  (CONTINUED)

                                                                                               WANGER
                                               SCUDDER VIT          WANGER FOREIGN         INTERNATIONAL
                                             EQUITY 500 INDEX            FORTY               SMALL CAP            WANGER TWENTY
                                              SUBACCOUNT(4)          SUBACCOUNT(6)         SUBACCOUNT(1)          SUBACCOUNT(6)
                                           -------------------    ------------------    -------------------    -------------------
FROM OPERATIONS
   Net investment income (loss)            $                56    $               (2)   $               (37)   $                (3)
   Net realized gain (loss)                                  -                     -                      1                      -
   Net unrealized appreciation
      (depreciation)                                      (189)                    6                    275                     15
                                           -------------------    ------------------    -------------------    -------------------
   Net increase (decrease) resulting
      from operations                                     (133)                    4                    239                     12
                                           -------------------    ------------------    -------------------    -------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                  3,923                     -                  7,081                      -
   Participant transfers                                 2,074                   939                 11,067                    939
   Participant withdrawals                                 (37)                    -                      -                      -
                                           -------------------    ------------------    -------------------    -------------------
   Net increase (decrease) in net assets
      resulting from participant
      transactions                                       5,960                   939                 18,148                    939
                                           -------------------    ------------------    -------------------    -------------------
   Net increase (decrease) in net assets                 5,827                   943                 18,387                    951
NET ASSETS
   Beginning of period                                       -                     -                      -                      -
                                           -------------------    ------------------    -------------------    -------------------
   End of period                           $             5,827    $              943    $            18,387    $               951
                                           ===================    ==================    ===================    ===================

                                               WANGER U.S.
                                                 SMALLER
                                                COMPANIES
                                              SUBACCOUNT(1)
                                           -------------------
FROM OPERATIONS
   Net investment income (loss)            $               (53)
   Net realized gain (loss)                                 (2)
   Net unrealized appreciation
      (depreciation)                                        21
                                           -------------------
   Net increase (decrease) resulting
      from operations                                      (34)
                                           -------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                  7,209
   Participant transfers                                14,918
   Participant withdrawals                                   -
                                           -------------------
   Net increase (decrease) in net assets
      resulting from participant
      transactions                                      22,127
                                           -------------------
   Net increase (decrease) in net assets                22,093
NET ASSETS
   Beginning of period                                       -
                                           -------------------
   End of period                           $            22,093
                                           ===================

Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2002

 (1) From inception June 12, 2002 to December 31, 2002.
 (2) From inception June 14, 2002 to December 31, 2002.
 (3) From inception June 24, 2002 to December 31, 2002.
 (4) From inception July 1, 2002 to December 31, 2002.
 (5) From inception July 25, 2002 to December 31, 2002.
 (6) From inception August 1, 2002 to December 31, 2002.
 (7) From inception September 3, 2002 to December 31, 2002.
 (8) From inception September 10, 2002 to December 31, 2002.
 (9) From inception October 1, 2002 to December 31, 2002.
(10) From inception November 1, 2002 to December 31, 2002.
(11) From inception November 4, 2002 to December 31, 2002.
(12) From inception November 29, 2002 to December 31, 2002.

                        See Notes to Financial Statements

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION

   The Phoenix Life Variable Accumulation Account (the "Account") is a separate investment account of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a wholly-owned subsidiary of The Phoenix Companies, Inc. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established June 21, 1982. The Account currently consists of 54 subaccounts that invest in shares of a specific series of a mutual fund. The mutual funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, The Rydex Variable Trust, Scudder Investments VIT Funds, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds"). As of December 31, 2003, all subaccounts were available for investment.

   Each series has distinct investment objectives as outlined below. Additionally, policyholders also may direct the allocation of their investments between the Account and the Guaranteed Interest Account ("GIA").

   The investment objectives as listed below in no way conflict with the investment objectives as listed in The Phoenix Edge Series annual report. The investment objectives for all of the Funds can also be found in the various Funds' prospectuses.

-----------------------------------------------------------------------------------------------------------------------------------
                        SERIES NAME                                               INVESTMENT OBJECTIVE
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                     High total return consistent with reasonable risk
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                         Long-term growth of capital
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series          High total return
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value Series          Long-term capital growth
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series       Capital appreciation and income with approximately equal emphasis
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                    Intermediate and long-term growth of capital appreciation with income as a secondary consideration
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series            Long-term growth of capital
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                       As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series          Long-term total return
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series       To provide high current income while attempting to limit changes in the series' net asset value per share caused by interest rate changes
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income Series                      Maximum total return consistent with the preservation of capital
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                     Long-term capital appreciation with dividend income as a secondary consideration
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series              Long-term capital appreciation with dividend income as a secondary consideration
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series         Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                     Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series                      Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series                 High current income and long-term capital appreciation to produce a high total return
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series                Capital appreciation with income as a secondary consideration
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                  Capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series                 Long-term growth of capital and future income rather than current income
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series                        Long-term growth of capital; secondarily to provide reasonable current income
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value Series                                  Capital appreciation and reasonable income
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                            To track the total return of the Dow Jones Industrial Average(SM) before fund expenses
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series               To track the total return of the Nasdaq-100 Index(R) before fund expenses
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series                 Dividend growth, current income and capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series              High total return over an extended period of time consistent with prudent investment risk
-----------------------------------------------------------------------------------------------------------------------------------

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------------
                        SERIES NAME                                               INVESTMENT OBJECTIVE
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity Series                      Long-term capital appreciation with current income as a secondary consideration
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series             Long-term capital growth through investment in equity securities of foreign and U.S. companies
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series            Long-term capital appreciation with current income as a secondary investment objective
-----------------------------------------------------------------------------------------------------------------------------------
                                                          Long-term capital appreciation by investing primarily in small-
Phoenix-Sanford Bernstein Small-Cap Value Series          capitalization stocks that appear to be undervalued with current income as a secondary investment objective
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                      Capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                     Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth Series     Long-term capital growth
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                        Growth of capital
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                              Long-term growth of capital with income as a secondary objective
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                 Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II          Current income by investing primarily in a diversified portfolio or U.S.
                                                          government securities
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                        High current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities
-----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                               Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                        Capital growth
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                      Capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                             Capital appreciation with income as a secondary goal
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                         Long-term capital growth
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                          Long-term capital growth
-----------------------------------------------------------------------------------------------------------------------------------
                                                          To provide investment results that will inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or futures
Rydex Variable Trust Juno Fund                            contract on a specified debt instrument. The Fund's current benchmark is the inverse of the daily price movement of the Long Treasury Bond
-----------------------------------------------------------------------------------------------------------------------------------
                                                          To provide investment results that match the performance of a specific
Rydex Variable Trust Nova Fund                            benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500(R) Index (the "underlying index")
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                 Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
                                                          Match the performance of the Morgan Stanley Capital International EAFE(R)
Scudder VIT EAFE(R) Equity Index Fund                     Index which emphasizes stocks of companies in major markets in Europe,
                                                          Australasia and the Far East
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                         Match the performance of the Standard & Poor's 500 Composite Stock Price
                                                          Index which emphasizes stocks of large U.S. companies
-----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                      Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                                      Long-term growth of capital
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                            Long-term growth of capital
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                             Long-term growth of capital
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                             Long-term growth of capital
-----------------------------------------------------------------------------------------------------------------------------------

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

   A. VALUATION OF INVESTMENTS: Investments are made exclusively in the funds and are valued at the net asset values per share of the respective series.

   B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses include capital gain distributions from the funds as well as gains and losses on sales of shares in the funds determined on the LIFO (last in, first out) basis.

   C. INCOME TAXES: The Account is not a separate entity from Phoenix and under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

   D. DISTRIBUTIONS: Distributions from the Funds are recorded by each subaccount on the ex-dividend date.

   E. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

   F. CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: As of December 31, 2003, there were no contracts in the payout (annuitization) period.

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS

    Purchases and proceeds from sales of shares of the Funds for the period ended December 31, 2003 aggregated the following:

SUBACCOUNT                                                        PURCHASES            SALES
----------                                                        ---------          ---------
THE PHOENIX EDGE SERIES FUND
----------------------------
    Phoenix-Aberdeen International Series                         $  20,184           $    287
    Phoenix-AIM Mid-Cap Equity Series                                 4,157                 47
    Phoenix-Alliance/Bernstein Enhanced Index Series                  9,593                 51
    Phoenix-Alliance/Bernstein Growth + Value Series                 16,949                103
    Phoenix-Duff & Phelps Real Estate Securities Series              72,266              1,386
    Phoenix-Engemann Capital Growth Series                           23,388                684
    Phoenix-Engemann Small & Mid-Cap Growth Series                   26,362                149
    Phoenix-Goodwin Money Market Series                              19,269             27,836
    Phoenix-Goodwin Multi-Sector Fixed Income Series                220,197             46,861
    Phoenix-Goodwin Multi-Sector Short Term Bond Series              12,720                 18
    Phoenix-Janus Flexible Income Series                             55,300              3,670
    Phoenix-Kayne Rising Dividends Series                            26,835                 77
    Phoenix-Lazard International Equity Select Series                61,502              1,626
    Phoenix-Lazard Small-Cap Value Series                             9,493                  -
    Phoenix-Lazard U.S. Multi-Cap Series                                170                  -
    Phoenix-Lord Abbett Bond-Debenture Series                        40,196              2,820
    Phoenix-Lord Abbett Large-Cap Value Series                       78,461              3,066
    Phoenix-Lord Abbett Mid-Cap Value Series                         17,049              3,987
    Phoenix-MFS Investors Growth Stock Series                        25,932                297
    Phoenix-MFS Investors Trust Series                               17,014                390
    Phoenix-MFS Value Series                                         59,882                453
    Phoenix-Northern Dow 30 Series                                   52,684                765
    Phoenix-Northern Nasdaq-100 Index(R) Series                      21,222                183
    Phoenix-Oakhurst Growth and Income Series                        60,170              1,991
    Phoenix-Oakhurst Strategic Allocation Series                     20,709              1,232
    Phoenix-Oakhurst Value Equity Series                             65,999                528
    Phoenix-Sanford Bernstein Global Value Series                    23,473                286
    Phoenix-Sanford Bernstein Mid-Cap Value Series                   45,355              2,231
    Phoenix-Sanford Bernstein Small-Cap Value Series                 36,707                783
    Phoenix-Seneca Mid-Cap Growth Series                                867                 31
    Phoenix-Seneca Strategic Theme Series                             4,692                 81
    Phoenix-State Street Research Small-Cap Growth Series            21,796                538

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS (CONTINUED)

SUBACCOUNT                                                        PURCHASES            SALES
----------                                                        ---------          ---------
AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
  AIM V.I. Capital Appreciation Fund                              $  37,443          $   1,025
  AIM V.I. Premier Equity Fund                                        3,822                 23

THE ALGER AMERICAN FUND -- CLASS O SHARES
-----------------------------------------
  Alger American Leveraged AllCap Portfolio                          40,028              1,186

FEDERATED INSURANCE SERIES
--------------------------
  Federated Fund for U.S. Government Securities II                  658,707            110,260
  Federated High Income Bond Fund II -- Primary Shares              135,253             44,208

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
  VIP Contrafund(R) Portfolio                                        64,577              3,497
  VIP Growth Opportunities Portfolio                                  8,831              5,107
  VIP Growth Portfolio                                              128,809              1,431

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
  Mutual Shares Securities Fund                                      47,075                264
  Templeton Foreign Securities Fund                                  68,039              2,632
  Templeton Growth Securities Fund                                   66,094                588

THE RYDEX VARIABLE TRUST
------------------------
  Rydex Variable Trust Sector Rotation Fund                           2,333                  -

SCUDDER INVESTMENTS VIT FUNDS -- CLASS A
----------------------------------------
  Scudder VIT EAFE(R) Equity Index Fund                              18,123              1,701
  Scudder VIT Equity 500 Index Fund                                  55,016              3,435

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
---------------------------------------------------------
  Technology Portfolio                                                3,394                 32

WANGER ADVISORS TRUST
---------------------
  Wanger Foreign Forty                                                6,014                 45
  Wanger International Small Cap                                     36,674              1,655
  Wanger Twenty                                                      15,613                399
  Wanger U.S. Smaller Companies                                      71,885              2,404

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS

   A summary of Financial Highlights of the Account for the periods ended December 31, 2003 and 2002 follows:

                                                                       PERIOD ENDED
                                                                       DECEMBER 31,
                                                                --------------------------
SUBACCOUNT                                                         2003             2002
----------                                                      ---------        ---------
THE PHOENIX EDGE SERIES FUND
----------------------------
  PHOENIX-ABERDEEN INTERNATIONAL SERIES(1)
  Accumulation units outstanding                                   22,817              738
  Unit value                                                    $1.127647        $0.864650
  Net assets (thousands)                                              $26               $1
  Mortality and expense ratio                                       1.10%            1.10%(18)
  Net investment income ratio                                       0.93%            1.09%(18)
  Total return                                                     30.42%         (15.58%)

  PHOENIX-AIM MID-CAP EQUITY SERIES(4)
  Accumulation units outstanding                                    6,724            2,370
  Unit value                                                    $1.093525        $0.862519
  Net assets (thousands)                                               $7               $2
  Mortality and expense ratio                                       1.10%            1.10%(18)
  Net investment income ratio                                     (1.11%)          (1.19%)(18)
  Total return                                                     26.78%          (7.94%)

  PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES(4)
  Accumulation units outstanding                                   13,275            3,207
  Unit value                                                    $0.958371        $0.767660
  Net assets (thousands)                                              $13               $2
  Mortality and expense ratio                                       1.10%            1.10%(18)
  Net investment income ratio                                       1.27%            0.41%(18)
  Total return                                                     24.84%          (9.20%)

  PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE SERIES(5)
  Accumulation units outstanding                                   22,616            3,070
  Unit value                                                    $0.967220        $0.775814
  Net assets (thousands)                                              $22               $2
  Mortality and expense ratio                                       1.10%            1.10%(18)
  Net investment income ratio                                     (0.37%)            0.97%(18)
  Total return                                                     24.67%          (1.41%)

  PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES(4)
  Accumulation units outstanding                                   67,513           15,203
  Unit value                                                    $1.474455        $1.078232
  Net assets (thousands)                                             $100              $16
  Mortality and expense ratio                                       1.10%            1.10%(18)
  Net investment income ratio                                       2.45%            3.33%(18)
  Total return                                                     36.75%          (3.09%)

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                       PERIOD ENDED
                                                                       DECEMBER 31,
                                                                --------------------------
SUBACCOUNT                                                         2003             2002
----------                                                      ---------        ---------
  PHOENIX-ENGEMANN CAPITAL GROWTH SERIES(1)
  Accumulation units outstanding                                   40,748           15,010
  Unit value                                                    $0.981301        $0.784422
  Net assets (thousands)                                              $40              $12
  Mortality and expense ratio                                       1.10%            1.10%(18)
  Net investment income ratio                                     (1.04%)          (1.09%)(18)
  Total return                                                     25.10%         (10.57%)

  PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH SERIES(6)
  Accumulation units outstanding                                   34,295            7,290
  Unit value                                                    $1.129405        $0.779911
  Net assets (thousands)                                              $39               $6
  Mortality and expense ratio                                       1.10%            1.10%(18)
  Net investment income ratio                                     (1.15%)          (1.11%)(18)
  Total return                                                     44.81%           13.82%

  PHOENIX-GOODWIN MONEY MARKET SERIES(4)
  Accumulation units outstanding                                   36,410           44,796
  Unit value                                                    $0.998063        $1.002296
  Net assets (thousands)                                              $36              $45
  Mortality and expense ratio                                       1.10%            1.10%(18)
  Net investment income ratio                                     (0.41%)            0.16%(18)
  Total return                                                    (0.42%)            0.09%

  PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES(2)
  Accumulation units outstanding                                  163,807           19,612
  Unit value                                                    $1.217828        $1.074726
  Net assets (thousands)                                             $199              $21
  Mortality and expense ratio                                       1.10%            1.10%(18)
  Net investment income ratio                                       5.87%            8.93%(18)
  Total return                                                     13.32%            5.68%

  PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES(15)
  Accumulation units outstanding                                   12,457                -
  Unit value                                                    $1.023019                -
  Net assets (thousands)                                              $13                -
  Mortality and expense ratio                                       1.10%(18)            -
  Net investment income ratio                                       7.95%(18)            -
  Total return                                                      2.23%                -

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                       PERIOD ENDED
                                                                       DECEMBER 31,
                                                                --------------------------
SUBACCOUNT                                                         2003             2002
----------                                                      ---------        ---------
  PHOENIX-JANUS FLEXIBLE INCOME SERIES(4)
  Accumulation units outstanding                                   55,071           10,898
  Unit value                                                    $1.140063        $1.083527
  Net assets (thousands)                                              $63              $12
  Mortality and expense ratio                                       1.10%            1.10%(18)
  Net investment income ratio                                       2.72%            6.69%(18)
  Total return                                                      5.22%            6.59%

  PHOENIX-KAYNE RISING DIVIDENDS SERIES(8)
  Accumulation units outstanding                                   26,543              617
  Unit value                                                    $1.132365        $0.961362
  Net assets (thousands)                                              $30               $1
  Mortality and expense ratio                                       1.10%            1.10%(18)
  Net investment income ratio                                     (0.02%)            0.00%(18)(19)
  Total return                                                     17.79%            3.19%

  PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES(10)
  Accumulation units outstanding                                   66,385           10,955
  Unit value                                                    $1.224429        $0.953690
  Net assets (thousands)                                              $81              $10
  Mortality and expense ratio                                       1.10%            1.10%(18)
  Net investment income ratio                                       0.22%          (1.09%)(18)
  Total return                                                     28.39%          (1.61%)

  PHOENIX-LAZARD SMALL-CAP VALUE SERIES(17)
  Accumulation units outstanding                                    7,065                -
  Unit value                                                    $1.339353                -
  Net assets (thousands)                                               $9                -
  Mortality and expense ratio                                       1.10%(18)            -
  Net investment income ratio                                       4.63%(18)            -
  Total return                                                      0.67%                -

  PHOENIX-LAZARD U.S. MULTI-CAP SERIES(13)
  Accumulation units outstanding                                      142                -
  Unit value                                                    $1.274565                -
  Net assets (thousands)                                               $0(20)            -
  Mortality and expense ratio                                       1.10%(18)            -
  Net investment income ratio                                           -                -
  Total return                                                     14.71%                -

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                       PERIOD ENDED
                                                                       DECEMBER 31,
                                                                --------------------------
SUBACCOUNT                                                         2003             2002
----------                                                      ---------        ---------
  PHOENIX-LORD ABBETT BOND-DEBENTURE SERIES(8)
  Accumulation units outstanding                                   33,943            2,806
  Unit value                                                    $1.233461        $1.059108
  Net assets (thousands)                                              $42               $3
  Mortality and expense ratio                                       1.10%            1.10%(18)
  Net investment income ratio                                       4.83%           11.75%(18)
  Total return                                                     16.46%            5.28%

  PHOENIX-LORD ABBETT LARGE-CAP VALUE SERIES(8)
  Accumulation units outstanding                                   76,394            9,126
  Unit value                                                    $1.272832        $0.988179
  Net assets (thousands)                                              $97               $9
  Mortality and expense ratio                                       1.10%            1.10%(18)
  Net investment income ratio                                     (0.25%)            0.96%(18)
  Total return                                                     28.81%            6.12%

  PHOENIX-LORD ABBETT MID-CAP VALUE SERIES(9)
  Accumulation units outstanding                                   15,276            3,213
  Unit value                                                    $1.226204        $0.996127
  Net assets (thousands)                                              $19               $3
  Mortality and expense ratio                                       1.10%            1.10%(18)
  Net investment income ratio                                     (0.06%)            2.52%(18)
  Total return                                                     23.10%            2.99%

  PHOENIX-MFS INVESTORS GROWTH STOCK SERIES(6)
  Accumulation units outstanding                                   41,110            9,123
  Unit value                                                    $0.875059        $0.732288
  Net assets (thousands)                                              $36               $7
  Mortality and expense ratio                                       1.10%            1.10%(18)
  Net investment income ratio                                     (1.13%)          (1.12%)(18)
  Total return                                                     19.50%          (0.31%)

  PHOENIX-MFS INVESTORS TRUST SERIES(4)
  Accumulation units outstanding                                   27,801            7,615
  Unit value                                                    $0.960305        $0.792232
  Net assets (thousands)                                              $27               $6
  Mortality and expense ratio                                       1.10%            1.10%(18)
  Net investment income ratio                                     (0.39%)            0.41%(18)
  Total return                                                     21.22%          (7.76%)

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                       PERIOD ENDED
                                                                       DECEMBER 31,
                                                                --------------------------
SUBACCOUNT                                                         2003             2002
----------                                                      ---------        ---------
  PHOENIX-MFS VALUE SERIES(4)
  Accumulation units outstanding                                   70,934            6,243
  Unit value                                                    $1.035170        $0.838357
  Net assets (thousands)                                              $73               $5
  Mortality and expense ratio                                       1.10%            1.10%(18)
  Net investment income ratio                                       1.68%            1.97%(18)
  Total return                                                     23.48%         (10.42%)

  PHOENIX-NORTHERN DOW 30 SERIES(4)
  Accumulation units outstanding                                   67,186           10,082
  Unit value                                                    $1.016889        $0.807034
  Net assets (thousands)                                              $68               $8
  Mortality and expense ratio                                       1.10%            1.10%(18)
  Net investment income ratio                                       0.91%            2.23%(18)
  Total return                                                     26.00%          (8.16%)

  PHOENIX-NORTHERN NASDAQ-100 INDEX(R) SERIES(12)
  Accumulation units outstanding                                   22,061                -
  Unit value                                                    $1.000907                -
  Net assets (thousands)                                              $22                -
  Mortality and expense ratio                                       1.10%(18)            -
  Net investment income ratio                                     (1.13%)(18)            -
  Total return                                                     18.80%

  PHOENIX-OAKHURST GROWTH AND INCOME SERIES(4)
  Accumulation units outstanding                                   87,635           20,480
  Unit value                                                    $0.981195        $0.778335
  Net assets (thousands)                                              $86              $16
  Mortality and expense ratio                                       1.10%            1.10%(18)
  Net investment income ratio                                       0.21%            1.92%(18)
  Total return                                                     26.06%          (9.65%)

  PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES(1)
  Accumulation units outstanding                                   32,102           11,539
  Unit value                                                    $1.063925        $0.897409
  Net assets (thousands)                                              $34              $10
  Mortality and expense ratio                                       1.10%            1.10%(18)
  Net investment income ratio                                       1.65%            3.27%(18)
  Total return                                                     18.56%          (6.27%)

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                       PERIOD ENDED
                                                                       DECEMBER 31,
                                                                --------------------------
SUBACCOUNT                                                         2003             2002
----------                                                      ---------        ---------
  PHOENIX-OAKHURST VALUE EQUITY SERIES(5)
  Accumulation units outstanding                                   95,486           22,768
  Unit value                                                    $0.969498        $0.791340
  Net assets (thousands)                                              $93              $18
  Mortality and expense ratio                                       1.10%            1.10%(18)
  Net investment income ratio                                     (0.23%)            2.45%(18)
  Total return                                                     22.51%          (6.54%)

  PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE SERIES(4)
  Accumulation units outstanding                                   26,132            2,987
  Unit value                                                    $1.107821        $0.843547
  Net assets (thousands)                                              $29               $3
  Mortality and expense ratio                                       1.10%            1.10%(18)
  Net investment income ratio                                       2.28%            2.11%(18)
  Total return                                                     31.33%          (9.86%)

  PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES(3)
  Accumulation units outstanding                                   54,377            9,841
  Unit value                                                    $1.192287        $0.855149
  Net assets (thousands)                                              $65               $8
  Mortality and expense ratio                                       1.10%            1.10%(18)
  Net investment income ratio                                     (0.85%)            0.90%(18)
  Total return                                                     39.42%         (14.10%)

  PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES(3)
  Accumulation units outstanding                                   49,576           13,986
  Unit value                                                    $1.224876        $0.860888
  Net assets (thousands)                                              $61              $12
  Mortality and expense ratio                                       1.10%            1.10%(18)
  Net investment income ratio                                     (1.14%)            0.60%(18)
  Total return                                                     42.28%         (16.01%)

  PHOENIX-SENECA MID-CAP GROWTH SERIES(7)
  Accumulation units outstanding                                    2,876            1,658
  Unit value                                                    $0.878714        $0.689640
  Net assets (thousands)                                               $3               $1
  Mortality and expense ratio                                       1.10%            1.10%(18)
  Net investment income ratio                                     (1.17%)          (1.10%)(18)
  Total return                                                     27.42%          (8.55%)

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                       PERIOD ENDED
                                                                       DECEMBER 31,
                                                                --------------------------
SUBACCOUNT                                                         2003             2002
----------                                                      ---------        ---------
  PHOENIX-SENECA STRATEGIC THEME SERIES(9)
  Accumulation units outstanding                                    9,334            2,598
  Unit value                                                    $0.938795        $0.691544
  Net assets (thousands)                                               $9               $2
  Mortality and expense ratio                                       1.10%            1.10%(18)
  Net investment income ratio                                     (1.12%)          (0.96%)(18)
  Total return                                                     35.75%          (5.36%)

  PHOENIX-STATE STREET RESEARCH SMALL-CAP GROWTH SERIES(8)
  Accumulation units outstanding                                   16,081            1,400
  Unit value                                                    $1.523332        $1.004175
  Net assets (thousands)                                              $24               $1
  Mortality and expense ratio                                       1.10%            1.10%(18)
  Net investment income ratio                                     (1.13%)          (0.76%)(18)
  Total return                                                     51.70%          (1.94%)

AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
  AIM V.I. CAPITAL APPRECIATION FUND(6)
  Accumulation units outstanding                                   50,182            7,273
  Unit value                                                    $0.992023        $0.774432
  Net assets (thousands)                                              $50               $6
  Mortality and expense ratio                                       1.10%            1.10%(18)
  Net investment income ratio                                     (1.13%)          (1.13%)(18)
  Total return                                                     28.10%            0.62%

  AIM V.I. PREMIER EQUITY FUND(5)
  Accumulation units outstanding                                    5,809            1,258
  Unit value                                                    $0.906415        $0.732728
  Net assets (thousands)                                               $5               $1
  Mortality and expense ratio                                       1.10%            1.10%(18)
  Net investment income ratio                                     (0.79%)            0.43%(18)
  Total return                                                     23.70%          (2.11%)

THE ALGER AMERICAN FUND -- CLASS O SHARES
-----------------------------------------
  ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO(2)
  Accumulation units outstanding                                   54,901            8,830
  Unit value                                                    $0.935667        $0.702220
  Net assets (thousands)                                              $51               $6
  Mortality and expense ratio                                       1.10%            1.10%(18)
  Net investment income ratio                                     (1.13%)          (1.06%)(18)
  Total return                                                     33.24%         (20.54%)

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                       PERIOD ENDED
                                                                       DECEMBER 31,
                                                                --------------------------
SUBACCOUNT                                                         2003             2002
----------                                                      ---------        ---------
FEDERATED INSURANCE SERIES
--------------------------
  FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II(4)
  $Accumulation units outstanding                                 680,662          176,178
  Unit value                                                    $1.077799        $1.064602
  Net assets (thousands)                                             $734             $188
  Mortality and expense ratio                                       1.10%            1.10%(18)
  Net investment income ratio                                       1.47%          (1.11%)(18)
  Total return                                                      1.24%            4.23%

  FEDERATED HIGH INCOME BOND FUND II--PRIMARY SHARES(6)
  Accumulation units outstanding                                   90,383           12,180
  Unit value                                                    $1.206428        $0.998099
  Net assets (thousands)                                             $109              $12
  Mortality and expense ratio                                       1.10%            1.10%(18)
  Net investment income ratio                                       2.29%          (1.14%)(18)
  Total return                                                     20.87%            2.99%

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
  VIP CONTRAFUND(R) PORTFOLIO(4)
  Accumulation units outstanding                                   73,197           13,247
  Unit value                                                    $1.131655        $0.891468
  Net assets (thousands)                                              $83              $12
  Mortality and expense ratio                                       1.10%            1.10%(18)
  Net investment income ratio                                     (0.99%)          (1.14%)(18)
  Total return                                                     26.94%          (8.38%)

  VIP GROWTH OPPORTUNITIES PORTFOLIO(14)
  Accumulation units outstanding                                    4,166                -
  Unit value                                                    $1.011248                -
  Net assets (thousands)                                               $4                -
  Mortality and expense ratio                                       1.10%(18)            -
  Net investment income ratio                                     (1.14%)(18)            -
  Total return                                                     10.07%                -

  VIP GROWTH PORTFOLIO(4)
  Accumulation units outstanding                                  174,191           20,239
  Unit value                                                    $0.932396        $0.710001
  Net assets (thousands)                                             $162              $14
  Mortality and expense ratio                                       1.10%            1.10%(18)
  Net investment income ratio                                     (1.09%)          (1.10%)(18)
  Total return                                                     31.32%         (11.44%)

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                       PERIOD ENDED
                                                                       DECEMBER 31,
                                                                --------------------------
SUBACCOUNT                                                         2003             2002
----------                                                      ---------        ---------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
  MUTUAL SHARES SECURITIES FUND(4)
  Accumulation units outstanding                                   50,823            2,340
  Unit value                                                    $1.078407        $0.871280
  Net assets (thousands)                                              $55               $2
  Mortality and expense ratio                                       1.10%            1.10%(18)
  Net investment income ratio                                     (0.37%)          (1.02%)(18)
  Total return                                                     23.77%          (8.05%)

  TEMPLETON FOREIGN SECURITIES FUND(7)
  Accumulation units outstanding                                   87,939           17,703
  Unit value                                                    $1.084634        $0.829488
  Net assets (thousands)                                              $95              $15
  Mortality and expense ratio                                       1.10%            1.10%(18)
  Net investment income ratio                                     (0.15%)          (1.07%)(18)
  Total return                                                     30.76%          (6.12%)

  TEMPLETON GROWTH SECURITIES FUND(4)
  Accumulation units outstanding                                   73,563            2,973
  Unit value                                                    $1.058280        $0.809808
  Net assets (thousands)                                              $78               $2
  Mortality and expense ratio                                       1.10%            1.10%(18)
  Net investment income ratio                                     (0.14%)          (0.90%)(18)
  Total return                                                     30.68%         (15.74%)

  RYDEX VARIABLE TRUST SECTOR ROTATION FUND(16)
  Accumulation units outstanding                                    2,084                -
  Unit value                                                    $1.153868                -
  Net assets (thousands)                                               $2                -
  Mortality and expense ratio                                       1.10%(18)            -
  Net investment income ratio                                     (0.73%)(18)            -
  Total return                                                      1.63%                -

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                       PERIOD ENDED
                                                                       DECEMBER 31,
                                                                --------------------------
SUBACCOUNT                                                         2003             2002
----------                                                      ---------        ---------
SCUDDER INVESTMENTS VIT FUNDS -- CLASS A
----------------------------------------
  SCUDDER VIT EAFE(R) EQUITY INDEX FUND(10)
  Accumulation units outstanding                                   22,429            2,914
  Unit value                                                    $1.071791        $0.812653
  Net assets (thousands)                                              $24               $2
  Mortality and expense ratio                                       1.10%            1.10%(18)
  Net investment income ratio                                       4.03%           16.15%(18)
  Total return                                                     31.89%          (3.78%)

  SCUDDER VIT EQUITY 500 INDEX FUND(4)
  Accumulation units outstanding                                   66,164            7,476
  Unit value                                                    $0.987948        $0.779451
  Net assets (thousands)                                              $65               $6
  Mortality and expense ratio                                       1.10%            1.10%(18)
  Net investment income ratio                                     (0.07%)            5.92%(18)
  Total return                                                     26.75%          (8.91%)

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.-- CLASS I SHARES
--------------------------------------------------------
  TECHNOLOGY PORTFOLIO(11)
  Accumulation units outstanding                                    5,527                -
  Unit value                                                    $0.861843                -
  Net assets (thousands)                                               $5                -
  Mortality and expense ratio                                       1.10%(18)            -
  Net investment income ratio                                     (1.16%)(18)            -
  Total return                                                     40.31%                -

WANGER ADVISORS TRUST
---------------------
  WANGER FOREIGN FORTY(5)
  Accumulation units outstanding                                    6,378            1,060
  Unit value                                                    $1.242807        $0.889723
  Net assets (thousands)                                               $8               $1
  Mortality and expense ratio                                       1.10%            1.10%(18)
  Net investment income ratio                                     (0.89%)          (0.88%)(18)
  Total return                                                     39.68%          (2.44%)

  WANGER INTERNATIONAL SMALL CAP(1)
  Accumulation units outstanding                                   55,570           20,950
  Unit value                                                    $1.292210        $0.877687
  Net assets (thousands)                                              $72              $18
  Mortality and expense ratio                                       1.10%            1.10%(18)
  Net investment income ratio                                     (0.92%)          (1.11%)(18)
  Total return                                                     47.23%         (20.02%)

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                       PERIOD ENDED
                                                                       DECEMBER 31,
                                                                --------------------------
SUBACCOUNT                                                         2003             2002
----------                                                      ---------        ---------
  WANGER TWENTY(5)
  Accumulation units outstanding                                   15,378            1,011
  Unit value                                                    $1.217501        $0.941688
  Net assets (thousands)                                              $19               $1
  Mortality and expense ratio                                       1.10%            1.10%(18)
  Net investment income ratio                                     (1.13%)          (1.26%)(18)
  Total return                                                     29.29%            5.10%

  WANGER U.S. SMALLER COMPANIES(1)
  Accumulation units outstanding                                   95,748           26,347
  Unit value                                                    $1.187820        $0.838570
  Net assets (thousands)                                             $114              $22
  Mortality and expense ratio                                       1.10%            1.10%(18)
  Net investment income ratio                                     (1.14%)          (1.11%)(18)
  Total return                                                     41.65%         (12.81%)

MORTALITY AND EXPENSE RATIO:
These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

NET INVESTMENT INCOME RATIO:
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios include those expenses, such as mortality and expense charges, that are assessed against contract owner accounts through reductions in the unit values. These ratios exclude those expenses that are assessed against contract owner accounts through the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

TOTAL RETURN:
These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

(1) From inception June 12, 2002 to December 31, 2002.        (11) From inception April 2, 2003 to December 31, 2003.
(2) From inception June 14, 2002 to December 31, 2002.        (12) From inception June 4, 2003 to December 31, 2003.
(3) From inception June 24, 2002 to December 31, 2002.        (13) From inception June 9, 2003 to December 31, 2003.
(4) From inception July 1, 2002 to December 31, 2002.         (14) From inception July 8, 2003 to December 31, 2003.
(5) From inception August 1, 2002 to December 31, 2002.       (15) From inception October 16, 2003 to December 31, 2003.
(6) From inception September 3, 2002 to December 31, 2002.    (16) From inception December 3, 2003 to December 31, 2003.
(7) From inception September 10, 2002 to December 31, 2002.   (17) From inception December 26, 2003 to December 31, 2003.
(8) From inception October 1, 2002 to December 31, 2002.      (18) Annualized.
(9) From inception November 1, 2002 to December 31, 2002.     (19) Net investment income ratio is less than 0.00%.
(10) From inception November 29, 2002 to December 31, 2002.   (20) Amount is less than $1,000.

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                        SUBACCOUNT
                                                       ---------------------------------------------------------------------------

                                                            PHOENIX-                         PHOENIX-ALLIANCE/
                                                            ABERDEEN         PHOENIX-AIM         BERNSTEIN       PHOENIX-ALLIANCE/
                                                         INTERNATIONAL      MID-CAP EQUITY     ENHANCED INDEX     BERNSTEIN GROWTH
                                                             SERIES             SERIES             SERIES          + VALUE SERIES
                                                       -----------------   ---------------   -----------------   -----------------
Accumulation units outstanding, beginning of period                  738             2,370               3,207               3,070
Participant deposits                                              18,694                 -               9,955              10,069
Participant transfers                                              3,394             4,358                 129               9,487
Participant withdrawals                                               (9)               (4)                (16)                (10)
                                                       ---------------------------------------------------------------------------
Accumulation units outstanding, end of period                     22,817             6,724              13,275              22,616
                                                       ===========================================================================

                                                         PHOENIX-DUFF &        PHOENIX-           PHOENIX-
                                                          PHELPS REAL          ENGEMANN        ENGEMANN SMALL         PHOENIX-
                                                       ESTATE SECURITIES    CAPITAL GROWTH       & MID-CAP         GOODWIN MONEY
                                                             SERIES             SERIES         GROWTH SERIES       MARKET SERIES
                                                       -----------------   ---------------   -----------------   -----------------
Accumulation units outstanding, beginning of period               15,203            15,010               7,290              44,796
Participant deposits                                              42,061            18,419              18,817               6,934
Participant transfers                                             10,249             7,479               8,190             (15,318)
Participant withdrawals                                                -              (160)                 (2)                 (2)
                                                       ---------------------------------------------------------------------------
Accumulation units outstanding, end of period                     67,513            40,748              34,295              36,410
                                                       ===========================================================================

                                                                               PHOENIX-
                                                            PHOENIX-        GOODWIN MULTI-
                                                         GOODWIN MULTI-      SECTOR SHORT      PHOENIX-JANUS       PHOENIX-KAYNE
                                                          SECTOR FIXED        TERM BOND       FLEXIBLE INCOME     RISING DIVIDENDS
                                                         INCOME SERIES          SERIES             SERIES              SERIES
                                                       -----------------   ---------------   -----------------   -----------------
Accumulation units outstanding, beginning of period               19,612                 -              10,898                 617
Participant deposits                                              83,859                 -              30,373              14,533
Participant transfers                                             63,497            12,466              16,712              11,396
Participant withdrawals                                           (3,161)               (9)             (2,912)                 (3)
                                                       ---------------------------------------------------------------------------
Accumulation units outstanding, end of period                    163,807            12,457              55,071              26,543
                                                       ===========================================================================

                                                         PHOENIX-LAZARD
                                                         INTERNATIONAL      PHOENIX-LAZARD     PHOENIX-LAZARD       PHOENIX-LORD
                                                         EQUITY SELECT     SMALL-CAP VALUE     U.S. MULTI-CAP       ABBETT BOND-
                                                             SERIES             SERIES             SERIES         DEBENTURE SERIES
                                                       -----------------   ---------------   -----------------   -----------------
Accumulation units outstanding, beginning of period               10,955                 -                   -               2,806
Participant deposits                                              36,613                 -                   -              18,376
Participant transfers                                             19,359             7,065                 142              15,140
Participant withdrawals                                             (542)                -                   -              (2,379)
                                                       ---------------------------------------------------------------------------
Accumulation units outstanding, end of period                     66,385             7,065                 142              33,943
                                                       ===========================================================================

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                        SUBACCOUNT
                                                       ---------------------------------------------------------------------------

                                                          PHOENIX-LORD       PHOENIX-LORD       PHOENIX-MFS         PHOENIX-MFS
                                                        ABBETT LARGE-CAP    ABBETT MID-CAP   INVESTORS GROWTH     INVESTORS TRUST
                                                          VALUE SERIES       VALUE SERIES      STOCK SERIES           SERIES
                                                       -----------------   ---------------   -----------------   -----------------
Accumulation units outstanding, beginning of period                9,126             3,213               9,123               7,615
Participant deposits                                              28,586             5,111              18,793              13,415
Participant transfers                                             40,837             8,824              13,352               6,775
Participant withdrawals                                           (2,155)           (1,872)               (158)                 (4)
                                                       ---------------------------------------------------------------------------
Accumulation units outstanding, end of period                     76,394            15,276              41,110              27,801
                                                       ===========================================================================

                                                                                                 PHOENIX-            PHOENIX-
                                                                               PHOENIX-          NORTHERN        OAKHURST GROWTH
                                                          PHOENIX-MFS      NORTHERN DOW 30      NASDAQ-100         AND INCOME
                                                          VALUE SERIES         SERIES         INDEX(R) SERIES         SERIES
                                                       -----------------   ---------------   -----------------   -----------------
Accumulation units outstanding, beginning of period                6,243            10,082                   -              20,480
Participant deposits                                              49,921            47,377              22,054              45,507
Participant transfers                                             14,821             9,892                 148              23,111
Participant withdrawals                                              (51)             (165)               (141)             (1,463)
                                                       ---------------------------------------------------------------------------
Accumulation units outstanding, end of period                     70,934            67,186              22,061              87,635
                                                       ===========================================================================

                                                            PHOENIX-
                                                            OAKHURST           PHOENIX-       PHOENIX-SANFORD    PHOENIX-SANFORD
                                                           STRATEGIC        OAKHURST VALUE   BERNSTEIN GLOBAL     BERNSTEIN MID-
                                                       ALLOCATION SERIES    EQUITY SERIES      VALUE SERIES      CAP VALUE SERIES
                                                       -----------------   ---------------   -----------------   -----------------
Accumulation units outstanding, beginning of period               11,539            22,768               2,987               9,841
Participant deposits                                               7,949            64,802              18,564              29,485
Participant transfers                                             13,678             8,131               4,659              15,063
Participant withdrawals                                           (1,064)             (215)                (78)                (12)
                                                       ---------------------------------------------------------------------------
Accumulation units outstanding, end of period                     32,102            95,486              26,132              54,377
                                                       ===========================================================================

                                                                                                                  PHOENIX-STATE
                                                        PHOENIX-SANFORD     PHOENIX-SENECA    PHOENIX-SENECA     STREET RESEARCH
                                                        BERNSTEIN SMALL-    MID-CAP GROWTH    STRATEGIC THEME       SMALL-CAP
                                                        CAP VALUE SERIES        SERIES            SERIES          GROWTH SERIES
                                                       -----------------   ---------------   -----------------   -----------------
Accumulation units outstanding, beginning of period               13,986             1,658               2,598               1,400
Participant deposits                                              22,835             1,229                  10              13,357
Participant transfers                                             12,806                 -               6,726               1,520
Participant withdrawals                                              (51)              (11)                  -                (196)
                                                       ---------------------------------------------------------------------------
Accumulation units outstanding, end of period                     49,576             2,876               9,334              16,081
                                                       ===========================================================================

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                        SUBACCOUNT
                                                       ---------------------------------------------------------------------------

                                                                                                                  FEDERATED FUND
                                                       AIM V.I. CAPITAL                       ALGER AMERICAN         FOR U.S.
                                                         APPRECIATION     AIM V.I. PREMIER   LEVERAGED ALLCAP       GOVERNMENT
                                                             FUND            EQUITY FUND         PORTFOLIO         SECURITIES II
                                                       ----------------  -----------------   -----------------   -----------------
Accumulation units outstanding, beginning of period               7,273              1,258               8,830             176,178
Participant deposits                                             30,901              2,704              29,992             186,894
Participant transfers                                            12,248              1,849              16,456             332,159
Participant withdrawals                                            (240)                (2)               (377)            (14,569)
                                                       ---------------------------------------------------------------------------
Accumulation units outstanding, end of period                    50,182              5,809              54,901             680,662
                                                       ===========================================================================

                                                        FEDERATED HIGH
                                                          INCOME BOND                           VIP GROWTH
                                                           FUND II --    VIP CONTRAFUND(R)     OPPORTUNITIES        VIP GROWTH
                                                        PRIMARY SHARES       PORTFOLIO          PORTFOLIO            PORTFOLIO
                                                       ----------------  -----------------   -----------------   -----------------
Accumulation units outstanding, beginning of period              12,180             13,247                   -              20,239
Participant deposits                                              8,225             35,491               5,409             114,197
Participant transfers                                            73,157             24,499              (1,233)             40,166
Participant withdrawals                                          (3,179)               (40)                (10)               (411)
                                                       ---------------------------------------------------------------------------
Accumulation units outstanding, end of period                    90,383             73,197               4,166             174,191
                                                       ===========================================================================

                                                                              TEMPLETON          TEMPLETON        RYDEX VARIABLE
                                                         MUTUAL SHARES         FOREIGN            GROWTH           TRUST SECTOR
                                                        SECURITIES FUND    SECURITIES FUND    SECURITIES FUND      ROTATION FUND
                                                       ----------------  -----------------   -----------------   -----------------
Accumulation units outstanding, beginning of period               2,340             17,703               2,973                   -
Participant deposits                                             32,186             50,846              67,318               2,084
Participant transfers                                            16,399             19,575               3,419                   -
Participant withdrawals                                            (102)              (185)               (147)                  -
                                                       ---------------------------------------------------------------------------
Accumulation units outstanding, end of period                    50,823             87,939              73,563               2,084
                                                       ===========================================================================

                                                          SCUDDER VIT
                                                        EAFE(R) EQUITY      SCUDDER VIT
                                                             INDEX       EQUITY 500 INDEX       TECHNOLOGY        WANGER FOREIGN
                                                             FUND              FUND              PORTFOLIO             FORTY
                                                       ----------------  -----------------   -----------------   -----------------
Accumulation units outstanding, beginning of period               2,914              7,476                   -               1,060
Participant deposits                                             21,062             48,213               5,527               3,862
Participant transfers                                            (1,547)            10,552                   -               1,458
Participant withdrawals                                               -                (77)                  -                  (2)
                                                       ---------------------------------------------------------------------------
Accumulation units outstanding, end of period                    22,429             66,164               5,527               6,378
                                                       ===========================================================================

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                        SUBACCOUNT
                                                       ---------------------------------------------------------------------------

                                                            WANGER                              WANGER U.S.
                                                         INTERNATIONAL                            SMALLER
                                                           SMALL CAP       WANGER TWENTY         COMPANIES
                                                       ----------------  -----------------   -----------------

Accumulation units outstanding, beginning of period              20,950              1,011              26,347
Participant deposits                                             17,074              6,664              47,176
Participant transfers                                            17,802              7,705              22,314
Participant withdrawals                                            (256)                (2)                (89)
                                                       -------------------------------------------------------
Accumulation units outstanding, end of period                    55,570             15,378              95,748
                                                       =======================================================

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                    SUBACCOUNT
                                                     -----------------------------------------------------------------------------

                                                          PHOENIX-
                                                          ABERDEEN        PHOENIX-AIM MID-   PHOENIX-ALLIANCE/       PHOENIX-
                                                       INTERNATIONAL         CAP EQUITY       BERNSTEIN GROWTH    DEUTSCHE DOW 30
                                                           SERIES              SERIES          + VALUE SERIES         SERIES
                                                     -----------------    ----------------   -----------------    ----------------
Units outstanding, beginning of period                               -                   -                   -                   -
Participant deposits                                               738                   -                   -                   -
Participant transfers                                                -               2,370               3,070              10,082
Participant withdrawals                                              -                   -                   -                   -
                                                     -----------------------------------------------------------------------------
Units outstanding, end of period                                   738               2,370               3,070              10,082
                                                     =============================================================================

                                                       PHOENIX-DUFF &         PHOENIX-            PHOENIX-
                                                        PHELPS REAL           ENGEMANN         ENGEMANN SMALL        PHOENIX-
                                                     ESTATE SECURITIES     CAPITAL GROWTH        & MID-CAP         GOODWIN MONEY
                                                           SERIES              SERIES          GROWTH SERIES       MARKET SERIES
                                                     -----------------   -----------------   -----------------    ----------------
Units outstanding, beginning of period                               -                   -                   -                   -
Participant deposits                                             4,298               4,075                   -              36,560
Participant transfers                                           11,934              10,933               7,290               8,235
Participant withdrawals                                         (1,029)                  2                   -                   1
                                                     -----------------------------------------------------------------------------
Units outstanding, end of period                                15,203              15,010               7,290              44,796
                                                     =============================================================================

                                                          PHOENIX-                              PHOENIX-J.P.
                                                       GOODWIN MULTI-    PHOENIX-HOLLISTER    MORGAN RESEARCH      PHOENIX-JANUS
                                                        SECTOR FIXED        VALUE EQUITY       ENHANCED INDEX     FLEXIBLE INCOME
                                                       INCOME SERIES           SERIES             SERIES               SERIES
                                                     -----------------   -----------------   -----------------    ----------------
Units outstanding, beginning of period                               -                   -                   -                   -
Participant deposits                                            11,384              12,228                   -               3,281
Participant transfers                                            8,226              10,540               3,207               7,618
Participant withdrawals                                              2                   -                   -                  (1)
                                                     -----------------------------------------------------------------------------
Units outstanding, end of period                                19,612              22,768               3,207              10,898
                                                     =============================================================================

                                                                                               PHOENIX-LAZARD
                                                                           PHOENIX-KAYNE       INTERNATIONAL       PHOENIX-LORD
                                                       PHOENIX-JANUS       LARGE-CAP CORE      EQUITY SELECT       ABBETT BOND-
                                                       GROWTH SERIES           SERIES              SERIES        DEBENTURE SERIES
                                                     -----------------   -----------------   -----------------    ----------------
Units outstanding, beginning of period                               -                   -                   -                   -
Participant deposits                                                 -                   -              10,986                   -
Participant transfers                                            9,123                 617                 (31)              2,806
Participant withdrawals                                              -                   -                   -                   -
                                                     -----------------------------------------------------------------------------
Units outstanding, end of period                                 9,123                 617              10,955               2,806
                                                     =============================================================================

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)

                                                                                    SUBACCOUNT
                                                     -----------------------------------------------------------------------------

                                                       PHOENIX-LORD        PHOENIX-LORD        PHOENIX-MFS           PHOENIX-MFS
                                                     ABBETT LARGE-CAP     ABBETT MID-CAP     INVESTORS GROWTH      INVESTORS TRUST
                                                       VALUE SERIES        VALUE SERIES        STOCK SERIES            SERIES
                                                     -----------------   -----------------   -----------------    ----------------
Units outstanding, beginning of period                               -                   -                   -                   -
Participant deposits                                             6,978               1,807               1,491                   -
Participant transfers                                            2,148               1,427                 319               7,615
Participant withdrawals                                              -                 (21)                  2                   -
                                                     -----------------------------------------------------------------------------
Units outstanding, end of period                                 9,126               3,213               1,812               7,615
                                                     =============================================================================

                                                                            PHOENIX-             PHOENIX-
                                                                         OAKHURST GROWTH         OAKHURST         PHOENIX-SANFORD
                                                        PHOENIX-MFS        AND INCOME            STRATEGIC        BERNSTEIN GLOBAL
                                                       VALUE SERIES          SERIES          ALLOCATION SERIES      VALUE SERIES
                                                     -----------------   -----------------   -----------------    ----------------
Units outstanding, beginning of period                               -                   -                   -                   -
Participant deposits                                                 -               6,686               5,504                 531
Participant transfers                                            6,243              13,794               6,033               2,455
Participant withdrawals                                              -                   -                   2                   1
                                                     -----------------------------------------------------------------------------
Units outstanding, end of period                                 6,243              20,480              11,539               2,987
                                                     =============================================================================

                                                      PHOENIX-SANFORD    PHOENIX-SANFORD      PHOENIX-SENECA       PHOENIX-SENECA
                                                       BERNSTEIN MID-    BERNSTEIN SMALL-     MID-CAP GROWTH      STRATEGIC THEME
                                                     CAP VALUE SERIES    CAP VALUE SERIES         SERIES               SERIES
                                                     -----------------   -----------------   -----------------    ----------------
Units outstanding, beginning of period                               -                   -                   -                   -
Participant deposits                                             1,115               1,426               1,658                   -
Participant transfers                                            9,083              13,066                   -               2,598
Participant withdrawals                                           (357)               (506)                  -                   -
                                                     -----------------------------------------------------------------------------
Units outstanding, end of period                                 9,841              13,986               1,658               2,598
                                                     =============================================================================

                                                       PHOENIX-STATE
                                                      STREET RESEARCH    AIM V.I. CAPITAL                          ALGER AMERICAN
                                                         SMALL-CAP         APPRECIATION      AIM V.I. PREMIER     LEVERAGED ALLCAP
                                                       GROWTH SERIES           FUND             EQUITY FUND           PORTFOLIO
                                                     -----------------   -----------------   -----------------    ----------------
Units outstanding, beginning of period                               -                   -                   -                   -
Participant deposits                                             1,113               5,241                   -               2,555
Participant transfers                                              287               2,032               1,258               6,274
Participant withdrawals                                              -                   -                   -                   1
                                                     -----------------------------------------------------------------------------
Units outstanding, end of period                                 1,400               7,273               1,258               8,830
                                                     =============================================================================

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)

                                                                                    SUBACCOUNT
                                                     -----------------------------------------------------------------------------

                                                       FEDERATED FUND
                                                          FOR U.S.        FEDERATED HIGH
                                                         GOVERNMENT         INCOME BOND      VIP CONTRAFUND(R)      VIP GROWTH
                                                        SECURITIES II         FUND II            PORTFOLIO           PORTFOLIO
                                                     -----------------   -----------------   -----------------    ----------------
Units outstanding, beginning of period                               -                   -                   -                   -
Participant deposits                                            22,694               6,727               3,375              17,270
Participant transfers                                          154,452               5,453               9,886               2,969
Participant withdrawals                                           (968)                  -                 (14)                  -
                                                     -----------------------------------------------------------------------------
Units outstanding, end of period                               176,178              12,180              13,247              20,239
                                                     =============================================================================

                                                                                                                   SCUDDER VIT
                                                                            TEMPLETON           TEMPLETON         EAFE(R) EQUITY
                                                       MUTUAL SHARES          FOREIGN             GROWTH              INDEX
                                                      SECURITIES FUND     SECURITIES FUND     SECURITIES FUND          FUND
                                                     -----------------   -----------------   -----------------    ----------------
Units outstanding, beginning of period                               -                   -                   -                   -
Participant deposits                                                 -              17,733                   -               2,866
Participant transfers                                            2,340                   -               2,973                  65
Participant withdrawals                                              -                 (30)                  -                 (17)
                                                     -----------------------------------------------------------------------------
Units outstanding, end of period                                 2,340              17,703               2,973               2,914
                                                     =============================================================================

                                                       SCUDDER VIT                                WANGER
                                                     EQUITY 500 INDEX     WANGER FOREIGN       INTERNATIONAL
                                                           FUND                FORTY             SMALL CAP         WANGER TWENTY
                                                     -----------------   -----------------   -----------------    ----------------
Units outstanding, beginning of period                               -                   -                   -                   -
Participant deposits                                             4,920                   -               8,106                   -
Participant transfers                                            2,603               1,060              12,844               1,011
Participant withdrawals                                            (47)                  -                   -                   -
                                                     -----------------------------------------------------------------------------
Units outstanding, end of period                                 7,476               1,060              20,950               1,011
                                                     =============================================================================

                                                        WANGER U.S.
                                                          SMALLER
                                                         COMPANIES
                                                     -----------------
Units outstanding, beginning of period                               -
Participant deposits                                             8,378
Participant transfers                                           17,966
Participant withdrawals                                              3
                                                     -----------------
Units outstanding, end of period                                26,347
                                                     =================

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 6--FEES AND RELATED PARTY TRANSACTIONS

     Phoenix and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Account.

     Phoenix assumes the risk that annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that its expenses may be higher than the deductions for such expenses. In return for the assumption of these mortality and expense risks, Phoenix charges each subaccount the daily equivalent of .975% and .125% on an annual basis for mortality and expense risk fees and daily administrative fees, respectively.

     As compensation for administrative services provided to the Account, Phoenix generally receives $35 per year from each contract, which is deducted on a pro rata basis from the subaccounts and Guaranteed Interest Account in which contract/policy owners have an interest. Such fees aggregated $925 and $0 during the years ended December 31, 2003 and 2002, respectively.

     PEPCO is the principal underwriter and distributor for the Account.

     On surrender of a contract, contingent deferred sales charges, which vary from 0-7% depending upon the duration of each contract deposit, are deducted from the proceeds and are paid to Phoenix as reimbursement for services provided. Contingent deferred sales charges deducted and paid to Phoenix aggregated $497 and $0 during the years ended December 31, 2003 and 2002, respectively.

NOTE 7--DISTRIBUTION OF NET INCOME

     The Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 8--DIVERSIFICATION REQUIREMENTS

     Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817 (h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

     The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. Phoenix intends that each of the subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

NOTE 9--MERGERS

     On February 7, 2003, Aberdeen International acquired all of the net assets of Aberdeen New Asia pursuant to an Agreement and Plan of Reorganization approved by Aberdeen New Asia shareholders on January 7, 2003. The acquisition was accomplished by a tax-free exchange of 1,885,115 shares of Aberdeen International valued at $14,391,123 for 1,913,078 shares of Aberdeen New Asia outstanding on February 7, 2003. Aberdeen New Asia's net assets on that date of $14,391,123, including $618,515 of net unrealized depreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $116,991,498.

     On February 14, 2003, Janus Growth acquired all of the net assets of MFS Investors Growth Stock ("Growth Stock") and Van Kampen Focus Equity ("Focus Equity") pursuant to an Agreement and Plan of Reorganization approved by Growth Stock and Focus Equity shareholders on February 14, 2003. The acquisition was accomplished by a tax-free exchange of 1,209,595 shares of Growth Stock valued at $5,807,615 and 1,287,119 shares of Focus Equity valued at $6,179,826 for 1,952,845 shares of Janus Growth outstanding on February 14, 2003. Growth Stock's net assets of $5,807,615, including $135,964 of net unrealized depreciation and Focus Equity's net assets of $6,179,826, including $380,781 of net unrealized depreciation were combined with those of Janus Growth. The aggregate net assets of Janus Growth immediately after the merger were $63,057,943. Immediately following the merger, Janus Growth was renamed MFS Investors Growth Stock. Immediately prior to the Special Meeting of Shareholders, Phoenix Variable Advisors, Inc. ("PVA"), as authorized pursuant to an exemptive order from the Securities and Exchange Commission, replaced Janus Capital Management LLC with MFS Investment Management ("MFS") as subadvisor to the Surviving Series. PVA and MFS have also agreed that they would serve as advisor and subadvisor, respectively, to the Surviving Series for the same management fees as currently charged to the former Phoenix-MFS Investors Growth Stock Series. Accordingly, the annual expenses and expense cap reimbursements for the Surviving Series are the same as those of the former Phoenix-MFS Investors Growth Stock Series. MFS is going to manage the Surviving Series in a manner comparable with the former Phoenix-MFS Investors Growth Stock Series. As part of the reorganizations, the Surviving Series has been renamed Phoenix-MFS Investors Growth Stock Series.

NOTE 10--MANAGER OF MANAGERS EXEMPTIVE ORDER

     The Phoenix Edge Series Fund ("PESF") and the investment advisor, Phoenix Variable Advisors, Inc. ("PVA"), have received an exemptive order from the Securities and Exchange Commission granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA is, subject to supervision and approval of PESF's Board of Trustees, permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of PESF. PESF and PVA therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

NOTE 11--MIXED AND SHARED FUNDING

     Shares of PESF are not directly offered to the public. Shares of PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix Life Insurance Company ("Phoenix"), PHL Variable Insurance Company ("PHL Variable"), and Phoenix Life and Annuity Company ("PLAC"). Shares of PESF may be offered to separate accounts of other insurance companies in the future.

     The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in PESF or shares of another fund may be substituted.

NOTE 12--PROPOSED REORGANIZATION

     On November 11, 2003, The Board of Trustees of PESF approved a Plan of Reorganization to merge Janus Flexible Income into Goodwin Multi-Sector Fixed Income.

     If the shareholders approve the Plan of Reorganization Janus Flexible Income will transfer all or substantially all of its assets and its liabilities to Goodwin Multi-Sector Fixed Income. In exchange, shareholders of Janus Flexible Income will receive a proportional number of shares in Goodwin Multi-Sector Fixed Income. The shareholders of Janus Flexible Income must approve the Plan of Reorganization before any transaction can take place. The next meeting of the shareholders of Janus Flexible Income will be held on April 14, 2004, at which time, this matter will be submitted for a shareholder vote.

NOTE 13--OTHER

     Effective July 31, 2003, the name of the subadvisor of Northern Dow 30 and Northern Nasdaq-100 Index(R) changed to Northern Trust Investments N.A. from Northern Trust Investments, Inc.

     On October 23, 2003 the Executive Committee of the Board of Trustees of PESF approved replacement of the "Hollister" division of PIC with the "Oakhurst" division of PIC with respect to investment management of Oakhurst Value Equity. The Executive Committee also approved a name change for the Phoenix-Hollister Value Equity Series to the Phoenix-Oakhurst Value Equity Series. The Board of Trustees ratified the Executive Committee's decision at the Board of Trustees meeting on November 11, 2003. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series will not be affected as a result of this change.

     The Board of Trustees of PESF has approved a name change for the Phoenix-Kayne Large-Cap Core Series to the Phoenix-Kayne Rising Dividends Series. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series will not be affected as a result of this change. This change was completed on November 3, 2003.

                         REPORT OF INDEPENDENT AUDITORS

PRICEWATERHOUSECOOPERS [LOGO OF PRICEWATERHOUSECOOPERS]

To the Board of Directors of Phoenix Life Insurance Company and
Participants of Phoenix Life Variable Accumulation Account (Phoenix Spectrum Edge(SM) (Death Benefit Option 1)):

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Phoenix Life Variable Accumulation Account (Phoenix Spectrum Edge(SM) (Death Benefit Option 1)) at December 31, 2003, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Phoenix Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2003 by correspondence with the mutual funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCooper LLP

Hartford, Connecticut
March 19, 2004

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
Phoenix Life Insurance Company
One American Row
Hartford, Connecticut 06115

PHOENIX EQUITY PLANNING CORPORATION
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

CUSTODIANS
JPMorgan Chase Bank
270 Park Avenue
New York, New York 10017-2070

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

--------------------------------------------------------------------------------



                                                               [Logo]PHOENIX
                                                            WEALTH MANAGEMENT(R)










                                 PHOENIX
                                SPECTRUM
                                   EDGE(SM)


--------------------------------------------------------------------------------
         V A R I A B L E   A N N U I T Y   A N N U A L   R E P O R T
--------------------------------------------------------------------------------

                                PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                                DECEMBER 31, 2003











                                                                DEATH BENEFIT
                                                                  OPTION 2
--------------------------------------------------------------------------------
VA0560AR22  (C)2004  The Phoenix Companies, Inc.

                                               STATEMENTS OF ASSETS AND LIABILITIES
                                                        DECEMBER 31, 2003


                                                                                              PHOENIX-ALLIANCE/
                                                                              PHOENIX-AIM        BERNSTEIN        PHOENIX-ALLIANCE/
                                                         PHOENIX-ABERDEEN       MID-CAP           ENHANCED             BERNSTEIN
                                                           INTERNATIONAL         EQUITY            INDEX            GROWTH + VALUE
                                                            SUBACCOUNT         SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                 $         88,236   $         55,035   $         48,520    $        112,778
                                                        =================  =================  =================   =================
     Investment at market                               $        110,791   $         64,878   $         56,549    $        127,564
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                            110,791             64,878             56,549             127,564
LIABILITIES
     Accrued expenses                                                120                 69                 62                 139
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                              $        110,671   $         64,809   $         56,487    $        127,425
                                                        =================  =================  =================   =================
Accumulation units outstanding                                    98,416             59,431             59,104             132,111
                                                        =================  =================  =================   =================
Unit value                                              $       1.124511   $       1.090499   $       0.955712    $       0.964529
                                                        =================  =================  =================   =================

                                                          PHOENIX-DUFF &        PHOENIX-
                                                            PHELPS REAL         ENGEMANN       PHOENIX-ENGEMANN
                                                              ESTATE            CAPITAL        SMALL & MID-CAP     PHOENIX-GOODWIN
                                                            SECURITIES           GROWTH            GROWTH            MONEY MARKET
                                                            SUBACCOUNT         SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                 $        256,996   $        360,797   $         45,900    $        362,354
                                                        =================  =================  =================   =================
     Investment at market                               $        320,434   $        399,258   $         56,816    $        362,354
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                            320,434            399,258             56,816             362,354
LIABILITIES
     Accrued expenses                                                355                389                 62                 447
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                              $        320,079   $        398,869   $         56,754    $        361,907
                                                        =================  =================  =================   =================
Accumulation units outstanding                                   217,687            407,600             50,391             363,626
                                                        =================  =================  =================   =================
Unit value                                              $       1.470368   $       0.978578   $       1.126272    $       0.995270
                                                        =================  =================  =================   =================

                                                         PHOENIX-GOODWIN    PHOENIX-GOODWIN
                                                          MULTI-SECTOR        MULTI-SECTOR      PHOENIX-JANUS       PHOENIX-KAYNE
                                                              FIXED            SHORT TERM          FLEXIBLE             RISING
                                                             INCOME               BOND              INCOME            DIVIDENDS
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                 $        303,352   $          6,366   $        209,237    $         64,353
                                                        =================  =================  =================   =================
     Investment at market                               $        319,005   $          6,415   $        206,046    $         68,313
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                            319,005              6,415            206,046              68,313
LIABILITIES
     Accrued expenses                                                359                  6                216                  75
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                              $        318,646   $          6,409   $        205,830    $         68,238
                                                        =================  =================  =================   =================
Accumulation units outstanding                                   262,379              6,270            181,049              60,388
                                                        =================  =================  =================   =================
Unit value                                              $       1.214454   $       1.022117   $       1.136873    $       1.129984
                                                        =================  =================  =================   =================



                                                See Notes to Financial Statements
                                                               SA-1

                                               STATEMENTS OF ASSETS AND LIABILITIES
                                                         DECEMBER 31, 2003
                                                            (CONTINUED)

                                                                                                                     PHOENIX-LORD
                                                          PHOENIX-LAZARD     PHOENIX-LAZARD      PHOENIX-LORD           ABBETT
                                                           INTERNATIONAL       SMALL-CAP            ABBETT            LARGE-CAP
                                                          EQUITY SELECT          VALUE          BOND-DEBENTURE          VALUE
                                                            SUBACCOUNT        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                 $        134,328   $         27,513   $         83,483    $        179,400
                                                        =================  =================  =================   =================
     Investment at market                               $        160,434   $         28,053   $         86,525    $        205,565
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                            160,434             28,053             86,525             205,565
LIABILITIES
     Accrued expenses                                                177                 18                 95                 223
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                              $        160,257   $         28,035   $         86,430    $        205,342
                                                        =================  =================  =================   =================
Accumulation units outstanding                                   131,158             20,976             70,218             161,666
                                                        =================  =================  =================   =================
Unit value                                              $       1.221852   $       1.336520   $       1.230859    $       1.270157
                                                        =================  =================  =================   =================

                                                                              PHOENIX-MFS
                                                           PHOENIX-LORD        INVESTORS         PHOENIX-MFS
                                                          ABBETT MID-CAP         GROWTH           INVESTORS          PHOENIX-MFS
                                                               VALUE             STOCK              TRUST               VALUE
                                                            SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                 $         11,235   $        106,182   $         25,857    $         84,910
                                                        =================  =================  =================   =================
     Investment at market                               $         13,685   $        118,227   $         29,150    $         92,005
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                             13,685            118,227             29,150              92,005
LIABILITIES
     Accrued expenses                                                 15                119                 32                  86
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                              $         13,670   $        118,108   $         29,118    $         91,919
                                                        =================  =================  =================   =================
Accumulation units outstanding                                    11,171            135,347             30,406              89,044
                                                        =================  =================  =================   =================
Unit value                                              $       1.223633   $       0.872631   $       0.957620    $       1.032287
                                                        =================  =================  =================   =================

                                                            PHOENIX-       PHOENIX-NORTHERN    PHOENIX-OAKHURST    PHOENIX-OAKHURST
                                                            NORTHERN          NASDAQ-100          GROWTH AND           STRATEGIC
                                                             DOW 30            INDEX(R)             INCOME            ALLOCATION
                                                           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                 $         80,475   $        210,893   $        177,709    $        361,100
                                                        =================  =================  =================   =================
     Investment at market                               $         96,857   $        258,187   $        204,053    $        403,835
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                             96,857            258,187            204,053             403,835
LIABILITIES
     Accrued expenses                                                107                236                222                 452
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                              $         96,750   $        257,951   $        203,831    $        403,383
                                                        =================  =================  =================   =================
Accumulation units outstanding                                    95,410            258,433            208,317             380,205
                                                        =================  =================  =================   =================
Unit value                                              $       1.014054   $       0.998133   $       0.978459    $       1.060961
                                                        =================  =================  =================   =================



                                                See Notes to Financial Statements
                                                               SA-2

                                               STATEMENTS OF ASSETS AND LIABILITIES
                                                        DECEMBER 31, 2003
                                                            (CONTINUED)


                                                             PHOENIX-       PHOENIX-SANFORD    PHOENIX-SANFORD      PHOENIX-SANFORD
                                                            OAKHURST           BERNSTEIN          BERNSTEIN            BERNSTEIN
                                                              VALUE              GLOBAL            MID-CAP             SMALL-CAP
                                                             EQUITY              VALUE              VALUE                VALUE
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                 $        226,201   $         19,780   $        247,765    $        146,499
                                                        =================  =================  =================   =================
     Investment at market                               $        260,232   $         22,922   $        301,240    $        192,082
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                            260,232             22,922            301,240             192,082
LIABILITIES
     Accrued expenses                                                283                 26                327                 208
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                              $        259,949   $         22,896   $        300,913    $        191,874
                                                        =================  =================  =================   =================
Accumulation units outstanding                                   268,875             20,725            253,081             157,084
                                                        =================  =================  =================   =================
Unit value                                              $       0.966800   $       1.104725   $       1.188999    $       1.221468
                                                        =================  =================  =================   =================

                                                            PHOENIX-            PHOENIX-        PHOENIX-STATE
                                                             SENECA              SENECA        STREET RESEARCH         AIM V.I.
                                                             MID-CAP           STRATEGIC         SMALL-CAP             CAPITAL
                                                             GROWTH              THEME             GROWTH            APPRECIATION
                                                           SUBACCOUNT          SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                 $         72,523   $         79,094   $         13,026    $        127,493
                                                        =================  =================  =================   =================
     Investment at market                               $         85,546   $         96,982   $         15,465    $        148,553
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                             85,546             96,982             15,465             148,553
LIABILITIES
     Accrued expenses                                                 92                105                 17                 164
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                              $         85,454   $         96,877   $         15,448    $        148,389
                                                        =================  =================  =================   =================
Accumulation units outstanding                                    97,520            103,482             10,164             150,003
                                                        =================  =================  =================   =================
Unit value                                              $       0.876276   $       0.936167   $       1.520119    $       0.989249
                                                        =================  =================  =================   =================

                                                                                                                    FEDERATED HIGH
                                                                                  ALGER         FEDERATED FUND       INCOME BOND
                                                             AIM V.I.           AMERICAN           FOR U.S.           FUND II --
                                                             PREMIER            LEVERAGED        GOVERNMENT            PRIMARY
                                                              EQUITY             ALLCAP         SECURITIES II           SHARES
                                                            SUBACCOUNT         SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                 $         38,137   $         61,904   $        813,643    $        124,452
                                                        =================  =================  =================   =================
     Investment at market                               $         46,588   $         76,035   $        817,666    $        141,319
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                             46,588             76,035            817,666             141,319
LIABILITIES
     Accrued expenses                                                 51                 84                876                 161
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                              $         46,537   $         75,951   $        816,790    $        141,158
                                                        =================  =================  =================   =================
Accumulation units outstanding                                    51,485             81,400            759,937             117,334
                                                        =================  =================  =================   =================
Unit value                                              $       0.903891   $       0.933052   $       1.074814    $       1.203053
                                                        =================  =================  =================   =================



                                                See Notes to Financial Statements
                                                               SA-3

                                               STATEMENTS OF ASSETS AND LIABILITIES
                                                        DECEMBER 31, 2003
                                                            (CONTINUED)



                                                               VIP             VIP GROWTH            VIP             MUTUAL SHARES
                                                           CONTRAFUND(R)      OPPORTUNITIES        GROWTH              SECURITIES
                                                            SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                 $        113,751   $          1,086   $        115,381    $         88,520
                                                        =================  =================  =================   =================
     Investment at market                               $        130,299   $          1,380   $        137,713    $         97,094
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                            130,299              1,380            137,713              97,094
LIABILITIES
     Accrued expenses                                                135                  2                149                  93
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                              $        130,164   $          1,378   $        137,564    $         97,001
                                                        =================  =================  =================   =================
Accumulation units outstanding                                   115,343              1,366            147,949              90,200
                                                        =================  =================  =================   =================
Unit value                                              $       1.128485   $       1.008436   $       0.929801    $       1.075400
                                                        =================  =================  =================   =================

                                                            TEMPLETON          TEMPLETON                              SCUDDER VIT
                                                             FOREIGN             GROWTH         RYDEX VARIABLE      EAFE(R) EQUITY
                                                           SECURITIES          SECURITIES         TRUST JUNO             INDEX
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                 $        170,587   $         36,549   $        159,532    $         12,873
                                                        =================  =================  =================   =================
     Investment at market                               $        197,878   $         46,384   $        148,601    $         14,569
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                            197,878             46,384            148,601              14,569
LIABILITIES
     Accrued expenses                                                190                 51                168                  16
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                              $        197,688   $         46,333   $        148,433    $         14,553
                                                        =================  =================  =================   =================
Accumulation units outstanding                                   182,769             43,904            141,145              13,617
                                                        =================  =================  =================   =================
Unit value                                              $       1.081627   $       1.055343   $       1.051631    $       1.068811
                                                        =================  =================  =================   =================

                                                           SCUDDER VIT                                                  WANGER
                                                           EQUITY 500                           WANGER FOREIGN      INTERNATIONAL
                                                              INDEX            TECHNOLOGY           FORTY              SMALL CAP
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                 $        334,305   $         62,622   $         11,204    $        118,247
                                                        =================  =================  =================   =================
     Investment at market                               $        363,946   $         82,535   $         14,362    $        163,020
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                            363,946             82,535             14,362             163,020
LIABILITIES
     Accrued expenses                                                310                 92                 15                 177
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                              $        363,636   $         82,443   $         14,347    $        162,843
                                                        =================  =================  =================   =================
Accumulation units outstanding                                   369,102             95,926             11,576             126,371
                                                        =================  =================  =================   =================
Unit value                                              $       0.985193   $       0.859436   $       1.239364    $       1.288614
                                                        =================  =================  =================   =================



                                                See Notes to Financial Statements
                                                               SA-4

                                               STATEMENTS OF ASSETS AND LIABILITIES
                                                        DECEMBER 31, 2003
                                                            (CONTINUED)


                                                                              WANGER U.S.
                                                             WANGER             SMALLER
                                                             TWENTY            COMPANIES
                                                           SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------
ASSETS
     Investment at cost                                 $         17,944   $        291,771
                                                        =================  =================
     Investment at market                               $         18,755   $        369,186
                                                        -----------------  -----------------
         Total assets                                             18,755            369,186
LIABILITIES
     Accrued expenses                                                 21                394
                                                        -----------------  -----------------
NET ASSETS                                              $         18,734   $        368,792
                                                        =================  =================
Accumulation units outstanding                                    15,430            311,346
                                                        =================  =================
Unit value                                              $       1.214122   $       1.184511
                                                        =================  =================



                                                See Notes to Financial Statements
                                                               SA-5


                                                     STATEMENTS OF OPERATIONS
                                              FOR THE PERIOD ENDED DECEMBER 31, 2003


                                                                                              PHOENIX-ALLIANCE/    PHOENIX-ALLIANCE/
                                                        PHOENIX-ABERDEEN      PHOENIX-AIM         BERNSTEIN            BERNSTEIN
                                                          INTERNATIONAL      MID-CAP EQUITY     ENHANCED INDEX      GROWTH + VALUE
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                      $          1,500   $              -   $            473    $            469
Expenses
     Mortality and expense fees                                      898                545                461                 937
     Indexing (gain) loss                                             32                 16                 12                  23
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                         570               (561)                 -                (491)
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                      17                 13                 59                   7
Net realized gain distribution from Fund                               -                  -                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                23,913             12,301              8,433              18,469
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                     23,930             12,314              8,492              18,476
Net increase (decrease) in net assets resulting from
     operations                                         $         24,500   $         11,753   $          8,492    $         17,985
                                                        =================  =================  =================   =================

                                                          PHOENIX-DUFF &
                                                           PHELPS REAL
                                                             ESTATE        PHOENIX-ENGEMANN   PHOENIX-ENGEMANN     PHOENIX-GOODWIN
                                                           SECURITIES       CAPITAL GROWTH     SMALL & MID-CAP       MONEY MARKET
                                                           SUBACCOUNT         SUBACCOUNT      GROWTH SUBACCOUNT       SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                      $          8,454   $            109   $              -    $          1,988
Expenses
     Mortality and expense fees                                    3,015              2,065                405               3,715
     Indexing (gain) loss                                            111                 52                 17                  25
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                       5,328             (2,008)              (422)             (1,752)
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                     346                311              3,470                   -
Net realized gain distribution from Fund                           9,121                  -                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                63,752             40,921             10,800                   -
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                     73,219             41,232             14,270                   -
Net increase (decrease) in net assets resulting from
     operations                                         $         78,547   $         39,224   $         13,848    $         (1,752)
                                                        =================  =================  =================   =================

                                                         PHOENIX-GOODWIN    PHOENIX-GOODWIN                         PHOENIX-KAYNE
                                                          MULTI-SECTOR        MULTI-SECTOR      PHOENIX-JANUS          RISING
                                                          FIXED INCOME      SHORT TERM BOND    FLEXIBLE INCOME        DIVIDENDS
                                                           SUBACCOUNT        SUBACCOUNT(6)        SUBACCOUNT         SUBACCOUNT(3)
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                      $         15,016   $            115   $          3,323    $            347
Expenses
     Mortality and expense fees                                    2,678                 17                952                 269
     Indexing (gain) loss                                             39                  -                  9                   6
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                      12,299                 98              2,362                  72
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                     134                  -                 30                   1
Net realized gain distribution from Fund                               -                  -              4,081                 428
Net change in unrealized appreciation (depreciation)
     on investment                                                14,441                 49             (3,276)              3,960
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                     14,575                 49                835               4,389
Net increase (decrease) in net assets resulting from
     operations                                         $         26,874   $            147   $          3,197    $          4,461
                                                        =================  =================  =================   =================



                                                See Notes to Financial Statements
                                                               SA-6


                                                     STATEMENTS OF OPERATIONS
                                              FOR THE PERIOD ENDED DECEMBER 31, 2003
                                                            (CONTINUED)



                                                         PHOENIX-LAZARD                          PHOENIX-LORD        PHOENIX-LORD
                                                          INTERNATIONAL      PHOENIX-LAZARD         ABBETT              ABBETT
                                                          EQUITY SELECT     SMALL-CAP VALUE     BOND-DEBENTURE     LARGE-CAP VALUE
                                                           SUBACCOUNT        SUBACCOUNT(7)      SUBACCOUNT(2)         SUBACCOUNT(2)
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                      $            835   $              8   $          2,517    $            805
Expenses
     Mortality and expense fees                                      910                 33                510               1,068
     Indexing (gain) loss                                             28                  1                  9                  34
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                        (103)               (26)             1,998                (297)
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                     (80)               487                 48                  28
Net realized gain distribution from Fund                             141                 99                714                 391
Net change in unrealized appreciation (depreciation)
     on investment                                                25,587                540              3,042              25,877
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                     25,648              1,126              3,804              26,296
Net increase (decrease) in net assets resulting from
     operations                                         $         25,545   $          1,100   $          5,802    $         25,999
                                                        =================  =================  =================   =================

                                                           PHOENIX-LORD       PHOENIX-MFS
                                                         ABBETT MID-CAP        INVESTORS         PHOENIX-MFS
                                                             VALUE            GROWTH STOCK     INVESTORS TRUST      PHOENIX-MFS
                                                          SUBACCOUNT(2)        SUBACCOUNT        SUBACCOUNT       VALUE SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                      $             57   $              -   $            135    $          1,039
Expenses
     Mortality and expense fees                                      147                777                166                 351
     Indexing (gain) loss                                              4                 19                  5                  10
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                         (94)              (796)               (36)                678
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                     549                 39                  4                  (2)
Net realized gain distribution from Fund                              71                  -                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                 2,450             14,215              3,304               7,609
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                      3,070             14,254              3,308               7,607
Net increase (decrease) in net assets resulting from
     operations                                         $          2,976   $         13,458   $          3,272    $          8,285
                                                        =================  =================  =================   =================


                                                                            PHOENIX-NORTHERN   PHOENIX-OAKHURST   PHOENIX-OAKHURST
                                                         PHOENIX-NORTHERN      NASDAQ-100        GROWTH AND          STRATEGIC
                                                              DOW 30            INDEX(R)           INCOME            ALLOCATION
                                                            SUBACCOUNT         SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                      $          1,467   $              -   $          1,370    $          7,672
Expenses
     Mortality and expense fees                                    1,139              1,742              1,281               3,532
     Indexing (gain) loss                                             28                 69                 37                  78
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                         300             (1,811)                52               4,062
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                   5,118             14,596                296                 482
Net realized gain distribution from Fund                               -                  -                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                18,246             46,500             27,284              47,701
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                     23,364             61,096             27,580              48,183
Net increase (decrease) in net assets resulting from
     operations                                         $         23,664   $         59,285   $         27,632    $         52,245
                                                        =================  =================  =================   =================



                                                See Notes to Financial Statements
                                                               SA-7

                                                     STATEMENTS OF OPERATIONS
                                              FOR THE PERIOD ENDED DECEMBER 31, 2003
                                                            (CONTINUED)



                                                                            PHOENIX-SANFORD    PHOENIX-SANFORD    PHOENIX-SANFORD
                                                         PHOENIX-OAKHURST     BERNSTEIN           BERNSTEIN          BERNSTEIN
                                                           VALUE EQUITY      GLOBAL VALUE       MID-CAP VALUE     SMALL-CAP VALUE
                                                            SUBACCOUNT       SUBACCOUNT(1)        SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                      $          1,444   $            285   $            468    $              -
Expenses
     Mortality and expense fees                                    1,913                119              2,290               1,367
     Indexing (gain) loss                                             50                  4                 89                  62
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                        (519)               162             (1,911)             (1,429)
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                     (14)                19                911                 697
Net realized gain distribution from Fund                               -                  -              8,982               2,856
Net change in unrealized appreciation (depreciation)
     on investment                                                37,978              3,142             62,909              47,718
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                     37,964              3,161             72,802              51,271
Net increase (decrease) in net assets resulting from
     operations                                         $         37,445   $          3,323   $         70,891    $         49,842
                                                        =================  =================  =================   =================

                                                                                                PHOENIX-STATE         AIM V.I.
                                                          PHOENIX-SENECA     PHOENIX-SENECA    STREET RESEARCH        CAPITAL
                                                          MID-CAP GROWTH    STRATEGIC THEME       SMALL-CAP         APPRECIATION
                                                            SUBACCOUNT        SUBACCOUNT      GROWTH SUBACCOUNT      SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                      $              -   $              -   $              -    $              -
Expenses
     Mortality and expense fees                                      778                794                106                 962
     Indexing (gain) loss                                             22                 25                  5                  28
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                        (800)              (819)              (111)               (990)
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                   1,617                112                108                 (66)
Net realized gain distribution from Fund                               -                  -                822                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                15,388             19,850              2,548              21,811
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                     17,005             19,962              3,478              21,745
Net increase (decrease) in net assets resulting from
     operations                                         $         16,205   $         19,143   $          3,367    $         20,755
                                                        =================  =================  =================   =================


                                                                                ALGER          FEDERATED FUND      FEDERATED HIGH
                                                              AIM V.I.         AMERICAN           FOR U.S.           INCOME BOND
                                                              PREMIER         LEVERAGED          GOVERNMENT           FUND II --
                                                              EQUITY            ALLCAP          SECURITIES II       PRIMARY SHARES
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                      $            128   $              -   $         11,106    $          6,230
Expenses
     Mortality and expense fees                                      393                732              5,740               1,364
     Indexing (gain) loss                                             12                 21                 41                  27
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                        (277)              (753)             5,325               4,839
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                       9                (72)                73                 143
Net realized gain distribution from Fund                               -                  -              1,440                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                 8,547             17,087                763              14,968
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                      8,556             17,015              2,276              15,111
Net increase (decrease) in net assets resulting from
     operations                                         $          8,279   $         16,262   $          7,601    $         19,950
                                                        =================  =================  =================   =================



                                                See Notes to Financial Statements
                                                               SA-8

                                                     STATEMENTS OF OPERATIONS
                                              FOR THE PERIOD ENDED DECEMBER 31, 2003
                                                            (CONTINUED)



                                                               VIP             VIP GROWTH                           MUTUAL SHARES
                                                           CONTRAFUND(R)     OPPORTUNITIES       VIP GROWTH           SECURITIES
                                                            SUBACCOUNT         SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                      $             97   $              8   $            112    $            248
Expenses
     Mortality and expense fees                                      722                 15              1,004                 432
     Indexing (gain) loss                                             21                  -                 31                  11
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                        (646)                (7)              (923)               (195)
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                      10                  8                131                   2
Net realized gain distribution from Fund                               -                  -                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                17,082                309             23,124               9,471
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                     17,092                317             23,255               9,473
Net increase (decrease) in net assets resulting from
     operations                                         $         16,446   $            310   $         22,332    $          9,278
                                                        =================  =================  =================   =================

                                                           TEMPLETON          TEMPLETON                             SCUDDER VIT
                                                            FOREIGN             GROWTH         RYDEX VARIABLE      EAFE(R) EQUITY
                                                           SECURITIES         SECURITIES         TRUST JUNO            INDEX
                                                           SUBACCOUNT         SUBACCOUNT        SUBACCOUNT(4)       SUBACCOUNT(5)
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                      $          1,415   $            534   $              -    $              -
Expenses
     Mortality and expense fees                                    1,144                395                621                  47
     Indexing (gain) loss                                             35                 13                  -                   2
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                         236                126               (621)                (49)
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                     359                 32                (11)                 16
Net realized gain distribution from Fund                               -                  -                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                28,819             10,713            (10,931)              1,696
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                     29,178             10,745            (10,942)              1,712
Net increase (decrease) in net assets resulting from
     operations                                         $         29,414   $         10,871   $        (11,563)   $          1,663
                                                        =================  =================  =================   =================

                                                                                                  WANGER              WANGER
                                                            SCUDDER VIT                           FOREIGN          INTERNATIONAL
                                                            EQUITY 500         TECHNOLOGY          FORTY             SMALL CAP
                                                         INDEX SUBACCOUNT      SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                      $            981   $              -   $             20    $            263
Expenses
     Mortality and expense fees                                    1,415                773                 95               1,232
     Indexing (gain) loss                                             12                 31                  4                  50
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                        (446)              (804)               (79)             (1,019)
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                   2,428              2,223                  4                  82
Net realized gain distribution from Fund                               -                  -                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                32,101             21,174              3,214              43,826
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                     34,529             23,397              3,218              43,908
Net increase (decrease) in net assets resulting from
     operations                                         $         34,083   $         22,593   $          3,139    $         42,889
                                                        =================  =================  =================   =================



                                                See Notes to Financial Statements
                                                               SA-9

                                                     STATEMENTS OF OPERATIONS
                                              FOR THE PERIOD ENDED DECEMBER 31, 2003
                                                            (CONTINUED)



                                                                              WANGER U.S.
                                                                               SMALLER
                                                           WANGER TWENTY      COMPANIES
                                                           SUBACCOUNT(4)      SUBACCOUNT
                                                        -----------------  -----------------
Investment income
     Distributions                                      $              -   $              -
Expenses
     Mortality and expense fees                                       79              2,726
     Indexing (gain) loss                                              1                106
                                                        -----------------  -----------------
Net investment income (loss)                                         (80)            (2,832)
                                                        -----------------  -----------------
Net realized gain (loss) from share transactions                       -                (59)
Net realized gain distribution from Fund                               -                  -
Net change in unrealized appreciation (depreciation)
     on investment                                                   811             81,534
                                                        -----------------  -----------------
Net gain (loss) on investment                                        811             81,475
Net increase (decrease) in net assets resulting from
     operations                                         $            731   $         78,643
                                                        =================  =================



Footnotes for Statements of Operations
For the period ended December 31, 2003

(1) From inception January 2, 2003 to December 31, 2003.
(2) From inception January 8, 2003 to December 31, 2003.
(3) From inception March 6, 2003 to December 31, 2003.
(4) From inception July 11, 2003 to December 31, 2003.
(5) From inception July 15, 2003 to December 31, 2003.
(6) From inception August 7, 2003 to December 31, 2003.
(7) From inception September 2, 2003 to December 31, 2003.



                                                See Notes to Financial Statements
                                                               SA-10

                                                STATEMENTS OF CHANGES IN NET ASSETS
                                              FOR THE PERIOD ENDED DECEMBER 31, 2003



                                                                              PHOENIX-AIM     PHOENIX-ALLIANCE/   PHOENIX-ALLIANCE/
                                                         PHOENIX-ABERDEEN       MID-CAP          BERNSTEIN            BERNSTEIN
                                                           INTERNATIONAL         EQUITY        ENHANCED INDEX       GROWTH + VALUE
                                                            SUBACCOUNT         SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                       $            570   $           (561)  $              -    $           (491)
     Net realized gain (loss)                                         17                 13                 59                   7
     Net change in unrealized appreciation
         (depreciation) on investments                            23,913             12,301              8,433              18,469
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations            24,500             11,753              8,492              17,985
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                         30,897             19,639             27,616              24,858
     Participant transfers                                        13,981 +           10,119                  -              37,581
     Participant withdrawals                                         (25)                 -             (1,954)                (12)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            44,853             29,758             25,662              62,427
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                        69,353             41,511             34,154              80,412
NET ASSETS
     Beginning of period                                          41,318             23,298             22,333              47,013
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                      $        110,671   $         64,809   $         56,487    $        127,425
                                                        =================  =================  =================   =================

                                                         PHOENIX-DUFF &
                                                           PHELPS REAL      PHOENIX-ENGEMANN       PHOENIX-
                                                             ESTATE             CAPITAL         ENGEMANN SMALL     PHOENIX-GOODWIN
                                                           SECURITIES           GROWTH         & MID-CAP GROWTH      MONEY MARKET
                                                           SUBACCOUNT          SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                       $          5,328   $         (2,008)  $           (422)   $         (1,752)
     Net realized gain (loss)                                      9,467                311              3,470                   -
     Net change in unrealized appreciation
         (depreciation) on investments                            63,752             40,921             10,800                   -
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations            78,547             39,224             13,848              (1,752)
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                         42,182            289,723             55,734             155,530
     Participant transfers                                        49,400             27,563               (707)            (70,778)
     Participant withdrawals                                     (18,715)           (20,758)           (14,090)               (142)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            72,867            296,528             40,937              84,610
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                       151,414            335,752             54,785              82,858
NET ASSETS
     Beginning of period                                         168,665             63,117              1,969             279,049
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                      $        320,079   $        398,869   $         56,754    $        361,907
                                                        =================  =================  =================   =================



                                                See Notes to Financial Statements
                                                               SA-11


                                                STATEMENTS OF CHANGES IN NET ASSETS
                                              FOR THE PERIOD ENDED DECEMBER 31, 2003
                                                            (CONTINUED)


                                                                             PHOENIX-GOODWIN
                                                         PHOENIX-GOODWIN      MULTI-SECTOR       PHOENIX-JANUS        PHOENIX-KAYNE
                                                          MULTI-SECTOR         SHORT TERM          FLEXIBLE              RISING
                                                          FIXED INCOME           BOND               INCOME             DIVIDENDS
                                                           SUBACCOUNT         SUBACCOUNT(6)       SUBACCOUNT         SUBACCOUNT(3)
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                       $         12,299   $             98   $          2,362    $             72
     Net realized gain (loss)                                        134                  -              4,111                 429
     Net change in unrealized appreciation
         (depreciation) on investments                            14,441                 49             (3,276)              3,960
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations            26,874                147              3,197               4,461
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                         63,661              6,162            140,530              63,935
     Participant transfers                                       114,476                100             64,795                 107
     Participant withdrawals                                     (11,177)                 -            (10,702)               (265)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           166,960              6,262            194,623              63,777
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                       193,834              6,409            197,820              68,238
NET ASSETS
     Beginning of period                                         124,812                  -              8,010                   -
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                      $        318,646   $          6,409   $        205,830    $         68,238
                                                        =================  =================  =================   =================

                                                         PHOENIX-LAZARD                                              PHOENIX-LORD
                                                          INTERNATIONAL      PHOENIX-LAZARD      PHOENIX-LORD           ABBETT
                                                             EQUITY            SMALL-CAP            ABBETT            LARGE-CAP
                                                             SELECT              VALUE          BOND-DEBENTURE          VALUE
                                                           SUBACCOUNT        SUBACCOUNT(7)      SUBACCOUNT(2)        SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                       $           (103)  $            (26)  $          1,998    $           (297)
     Net realized gain (loss)                                         61                586                762                 419
     Net change in unrealized appreciation
         (depreciation) on investments                            25,587                540              3,042              25,877
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations            25,545              1,100              5,802              25,999
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                         85,100             16,735             75,804             134,463
     Participant transfers                                        16,957             10,200             10,823              23,502
     Participant withdrawals                                           -                  -             (5,999)               (123)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           102,057             26,935             80,628             157,842
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                       127,602             28,035             86,430             183,841
NET ASSETS
     Beginning of period                                          32,655                  -                  -              21,501
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                      $        160,257   $         28,035   $         86,430    $        205,342
                                                        =================  =================  =================   =================



                                                See Notes to Financial Statements
                                                               SA-12


                                                STATEMENTS OF CHANGES IN NET ASSETS
                                              FOR THE PERIOD ENDED DECEMBER 31, 2003
                                                            (CONTINUED)


                                                                               PHOENIX-MFS
                                                          PHOENIX-LORD         INVESTORS         PHOENIX-MFS
                                                          ABBETT MID-CAP         GROWTH           INVESTORS          PHOENIX-MFS
                                                              VALUE              STOCK              TRUST               VALUE
                                                           SUBACCOUNT(2)       SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                       $            (94)  $           (796)  $            (36)   $            678
     Net realized gain (loss)                                        620                 39                  4                  (2)
     Net change in unrealized appreciation
         (depreciation) on investments                             2,450             14,215              3,304               7,609
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations             2,976             13,458              3,272               8,285
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                         17,816             50,082             24,495              61,970
     Participant transfers                                        (7,122)            27,264 ++             271               2,474
     Participant withdrawals                                           -                (52)                (3)               (376)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            10,694             77,294             24,763              64,068
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                        13,670             90,752             28,035              72,353
NET ASSETS
     Beginning of period                                               -             27,356              1,083              19,566
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                      $         13,670   $        118,108   $         29,118    $         91,919
                                                        =================  =================  =================   =================

                                                            PHOENIX-        PHOENIX-NORTHERN   PHOENIX-OAKHURST    PHOENIX-OAKHURST
                                                            NORTHERN           NASDAQ-100         GROWTH AND          STRATEGIC
                                                             DOW 30             INDEX(R)            INCOME            ALLOCATION
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                       $            300   $         (1,811)  $             52    $          4,062
     Net realized gain (loss)                                      5,118             14,596                296                 482
     Net change in unrealized appreciation
         (depreciation) on investments                            18,246             46,500             27,284              47,701
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations            23,664             59,285             27,632              52,245
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                         50,277             80,413            113,445             101,949
     Participant transfers                                       (25,828)            37,799             34,597             118,157
     Participant withdrawals                                     (11,405)           (13,276)           (11,642)            (38,942)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            13,044            104,936            136,400             181,164
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                        36,708            164,221            164,032             233,409
NET ASSETS
     Beginning of period                                          60,042             93,730             39,799             169,974
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                      $         96,750   $        257,951   $        203,831    $        403,383
                                                        =================  =================  =================   =================




                                                See Notes to Financial Statements
                                                               SA-13



                                                STATEMENTS OF CHANGES IN NET ASSETS
                                              FOR THE PERIOD ENDED DECEMBER 31, 2003
                                                            (CONTINUED)


                                                            PHOENIX-            PHOENIX-                            PHOENIX-SANFORD
                                                            OAKHURST            SANFORD         PHOENIX-SANFORD        BERNSTEIN
                                                              VALUE            BERNSTEIN           BERNSTEIN           SMALL-CAP
                                                             EQUITY           GLOBAL VALUE       MID-CAP VALUE           VALUE
                                                           SUBACCOUNT         SUBACCOUNT(1)       SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                       $           (519)  $            162   $         (1,911)   $         (1,429)
     Net realized gain (loss)                                        (14)                19              9,893               3,553
     Net change in unrealized appreciation
         (depreciation) on investments                            37,978              3,142             62,909              47,718
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations            37,445              3,323             70,891              49,842
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                        102,611              4,499             97,520              58,574
     Participant transfers                                        49,847             15,074             49,903              61,570
     Participant withdrawals                                        (838)                 -            (12,678)            (12,744)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           151,620             19,573            134,745             107,400
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                       189,065             22,896            205,636             157,242
NET ASSETS
     Beginning of period                                          70,884                  -             95,277              34,632
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                      $        259,949   $         22,896   $        300,913    $        191,874
                                                        =================  =================  =================   =================

                                                                                                PHOENIX-STATE
                                                         PHOENIX-SENECA     PHOENIX-SENECA     STREET RESEARCH          AIM V.I.
                                                             MID-CAP          STRATEGIC           SMALL-CAP             CAPITAL
                                                             GROWTH             THEME              GROWTH            APPRECIATION
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                       $           (800)  $           (819)  $           (111)   $           (990)
     Net realized gain (loss)                                      1,617                112                930                 (66)
     Net change in unrealized appreciation
         (depreciation) on investments                            15,388             19,850              2,548              21,811
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations            16,205             19,143              3,367              20,755
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                         31,235             38,468              7,364              71,402
     Participant transfers                                        24,605              7,888             (1,275)             29,030
     Participant withdrawals                                     (12,484)            (1,981)                (2)                (60)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            43,356             44,375              6,087             100,372
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                        59,561             63,518              9,454             121,127
NET ASSETS
     Beginning of period                                          25,893             33,359              5,994              27,262
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                      $         85,454   $         96,877   $         15,448    $        148,389
                                                        =================  =================  =================   =================



                                                See Notes to Financial Statements
                                                               SA-14



                                                STATEMENTS OF CHANGES IN NET ASSETS
                                              FOR THE PERIOD ENDED DECEMBER 31, 2003
                                                            (CONTINUED)


                                                                                ALGER            FEDERATED       FEDERATED HIGH
                                                            AIM V.I.           AMERICAN         FUND  FOR U.S.     INCOME BOND
                                                            PREMIER            LEVERAGED         GOVERNMENT         FUND II --
                                                             EQUITY             ALLCAP         SECURITIES II    PRIMARY SHARES
                                                           SUBACCOUNT         SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                       $           (277)  $           (753)  $          5,325    $          4,839
     Net realized gain (loss)                                          9                (72)             1,513                 143
     Net change in unrealized appreciation
         (depreciation) on investments                             8,547             17,087                763              14,968
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations             8,279             16,262              7,601              19,950
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                          1,067                  -            331,862              16,090
     Participant transfers                                        29,111             25,240            243,241              46,225
     Participant withdrawals                                        (117)            (3,029)           (10,782)             (5,691)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            30,061             22,211            564,321              56,624
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                        38,340             38,473            571,922              76,574
NET ASSETS
     Beginning of period                                           8,197             37,478            244,868              64,584
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                      $         46,537   $         75,951   $        816,790    $        141,158
                                                        =================  =================  =================   =================

                                                              VIP             VIP GROWTH             VIP             MUTUAL SHARES
                                                          CONTRAFUND(R)      OPPORTUNITIES         GROWTH             SECURITIES
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                       $           (646)  $             (7)  $           (923)   $           (195)
     Net realized gain (loss)                                         10                  8                131                   2
     Net change in unrealized appreciation
         (depreciation) on investments                            17,082                309             23,124               9,471
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations            16,446                310             22,332               9,278
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                         85,495                  -             60,854              64,231
     Participant transfers                                         3,701                (53)            15,115               7,093
     Participant withdrawals                                           -                 (3)               (13)                  -
                                                        -----------------  -----------------  -----------------   -----------------
    Net increase (decrease) in net assets resulting
         from participant transactions                            89,196                (56)            75,956              71,324
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                       105,642                254             98,288              80,602
NET ASSETS
     Beginning of period                                          24,522              1,124             39,276              16,399
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                      $        130,164   $          1,378   $        137,564    $         97,001
                                                        =================  =================  =================   =================



                                                See Notes to Financial Statements
                                                               SA-15



                                                STATEMENTS OF CHANGES IN NET ASSETS
                                              FOR THE PERIOD ENDED DECEMBER 31, 2003
                                                            (CONTINUED)


                                                            TEMPLETON          TEMPLETON           RYDEX               SCUDDER
                                                             FOREIGN             GROWTH           VARIABLE            VIT EAFE(R)
                                                           SECURITIES          SECURITIES        TRUST JUNO          EQUITY INDEX
                                                           SUBACCOUNT          SUBACCOUNT       SUBACCOUNT(4)        SUBACCOUNT(5)
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                       $            236   $            126   $           (621)   $            (49)
     Net realized gain (loss)                                        359                 32                (11)                 16
     Net change in unrealized appreciation
         (depreciation) on investments                            28,819             10,713            (10,931)              1,696
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations            29,414             10,871            (11,563)              1,663
                                                        -----------------  -----------------  -----------------   -----------------
From accumulation unit transactions
     Participant deposits                                        101,167              5,070            159,812              13,249
     Participant transfers                                        12,546             16,581                184                (359)
     Participant withdrawals                                        (150)               (80)                 -                   -
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           113,563             21,571            159,996              12,890
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                       142,977             32,442            148,433              14,553
NET ASSETS
     Beginning of period                                          54,711             13,891                  -                   -
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                      $        197,688   $         46,333   $        148,433    $         14,553
                                                        =================  =================  =================   =================

                                                           SCUDDER VIT                                                 WANGER
                                                           EQUITY 500                           WANGER FOREIGN      INTERNATIONAL
                                                             INDEX            TECHNOLOGY            FORTY             SMALL CAP
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                       $           (446)  $           (804)  $            (79)   $         (1,019)
     Net realized gain (loss)                                      2,428              2,223                  4                  82
     Net change in unrealized appreciation
         (depreciation) on investments                            32,101             21,174              3,214              43,826
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations            34,083             22,593              3,139              42,889
                                                        -----------------  -----------------  -----------------   -----------------
 ROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                        161,646             30,219              4,039              49,064
     Participant transfers                                       104,228             14,144              3,608              16,692
     Participant withdrawals                                        (463)           (15,238)                 -              (2,066)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           265,411             29,125              7,647              63,690
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                       299,494             51,718             10,786             106,579
NET ASSETS
     Beginning of period                                          64,142             30,725              3,561              56,264
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                      $        363,636   $         82,443   $         14,347    $        162,843
                                                        =================  =================  =================   =================



                                                See Notes to Financial Statements
                                                               SA-16



                                                STATEMENTS OF CHANGES IN NET ASSETS
                                              FOR THE PERIOD ENDED DECEMBER 31, 2003
                                                            (CONTINUED)


                                                                              WANGER U.S.
                                                             WANGER             SMALLER
                                                             TWENTY           COMPANIES
                                                          SUBACCOUNT(4)       SUBACCOUNT
                                                        -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                       $            (80)  $         (2,832)
     Net realized gain (loss)                                          -                (59)
     Net change in unrealized appreciation
         (depreciation) on investments                               811             81,534
                                                        -----------------  -----------------
     Net increase (decrease) resulting from operations               731             78,643
                                                        -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                         18,003            133,367
     Participant transfers                                             -             33,031
     Participant withdrawals                                           -             (2,494)
                                                        -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            18,003            163,904
                                                        -----------------  -----------------
     Net increase (decrease) in net assets                        18,734            242,547
NET ASSETS
     Beginning of period                                               -            126,245
                                                        -----------------  -----------------
     End of period                                      $         18,734   $        368,792
                                                        =================  =================









+  Participant transfers include net assets transferred in from Aberdeen New Asia on February 7, 2003.
++ Participant transfers include net assets transferred in from MFS Investors Growth and Van Kampen Focus Equity on February 14, 2003.

Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2003

(1) From inception January 2, 2003 to December 31, 2003.
(2) From inception January 8, 2003 to December 31, 2003.
(3) From inception March 6, 2003 to December 31, 2003.
(4) From inception July 11, 2003 to December 31, 2003.
(5) From inception July 15, 2003 to December 31, 2003.
(6) From inception August 7, 2003 to December 31, 2003.
(7) From inception September 2, 2003 to December 31, 2003.


                                                See Notes to Financial Statements
                                                               SA-16

                                                STATEMENTS OF CHANGES IN NET ASSETS
                                              FOR THE PERIOD ENDED DECEMBER 31, 2002



                                                           PHOENIX-          PHOENIX-                              PHOENIX-ALLIANCE/
                                                           ABERDEEN        ABERDEEN NEW         PHOENIX-AIM            BERNSTEIN
                                                         INTERNATIONAL         ASIA            MID-CAP EQUITY       GROWTH + VALUE
                                                         SUBACCOUNT(4)    SUBACCOUNT(16)       SUBACCOUNT(1)        SUBACCOUNT(1)
                                                        ---------------   ---------------      ---------------     ---------------
FROM OPERATIONS
     Net investment income (loss)                       $          172    $          (18)      $         (112)     $           96
     Net realized gain (loss)                                       (1)               84                    8              (2,101)
     Net unrealized appreciation (depreciation)                 (1,358)                -               (2,458)             (3,683)
                                                        ---------------   ---------------      ---------------     ---------------
     Net increase (decrease) resulting from operations          (1,187)               66               (2,562)             (5,688)
                                                        ---------------   ---------------      ---------------     ---------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                       23,658            18,442               25,509              64,224
     Participant transfers                                      18,847           (18,508)                 351             (11,523)
     Participant withdrawals                                         -                 -                    -                   -
                                                        ---------------   ---------------      ---------------     ---------------
     Net increase (decrease) in net assets resulting
         from participant transactions                          42,505               (66)              25,860              52,701
                                                        ---------------   ---------------      ---------------     ---------------
     Net increase (decrease) in net assets                      41,318                 -               23,298              47,013
NET ASSETS
     Beginning of period                                             -                 -                    -                   -
                                                        ---------------   ---------------      ---------------     ---------------
     End of period                                      $       41,318    $            -       $       23,298      $       47,013
                                                        ===============   ===============      ===============     ===============


                                                                             PHOENIX-          PHOENIX-DUFF &
                                                           PHOENIX-          DEUTSCHE           PHELPS REAL           PHOENIX-
                                                           DEUTSCHE         NASDAQ-100             ESTATE             ENGEMANN
                                                            DOW 30           INDEX(R)            SECURITIES        CAPITAL GROWTH
                                                         SUBACCOUNT(9)     SUBACCOUNT(9)        SUBACCOUNT(4)       SUBACCOUNT(2)
                                                        ---------------   ---------------      ---------------     ---------------
FROM OPERATIONS
     Net investment income (loss)                       $          315    $         (312)      $        1,238      $         (152)
     Net realized gain (loss)                                       (3)              (13)                 926                (665)
     Net unrealized appreciation (depreciation)                 (1,864)              794                 (314)             (2,460)
                                                        ---------------   ---------------      ---------------     ---------------
     Net increase (decrease) resulting from operations          (1,552)              469                1,850              (3,277)
                                                        ---------------   ---------------      ---------------     ---------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                       56,712            72,528              151,654              78,972
     Participant transfers                                       4,882            20,733               15,161             (13,847)
     Participant withdrawals                                         -                 -                    -               1,269
                                                        ---------------   ---------------      ---------------     ---------------
     Net increase (decrease) in net assets resulting
         from participant transactions                          61,594            93,261              166,815              66,394
                                                        ---------------   ---------------      ---------------     ---------------
     Net increase (decrease) in net assets                      60,042            93,730              168,665              63,117
NET ASSETS
     Beginning of period                                             -                 -                    -                   -
                                                        ---------------   ---------------      ---------------     ---------------
     End of period                                      $       60,042    $       93,730       $      168,665      $       63,117
                                                        ===============   ===============      ===============     ===============



                                                 See Notes to Financial Statements
                                                               SA-18

                                                STATEMENTS OF CHANGES IN NET ASSETS
                                              FOR THE PERIOD ENDED DECEMBER 31, 2002
                                                            (CONTINUED)




                                                           PHOENIX-                               PHOENIX-
                                                           ENGEMANN          PHOENIX-             GOODWIN              PHOENIX-
                                                        SMALL & MID-CAP      GOODWIN            MULTI-SECTOR          HOLLISTER
                                                            GROWTH          MONEY MARKET        FIXED INCOME        VALUE EQUITY
                                                         SUBACCOUNT(8)     SUBACCOUNT(6)        SUBACCOUNT(4)       SUBACCOUNT(4)
                                                        ---------------   ---------------      ---------------     ---------------
FROM OPERATIONS
     Net investment income (loss)                       $           (9)   $            1       $        1,693      $          195
     Net realized gain (loss)                                        -                 -                    1                 140
     Net unrealized appreciation (depreciation)                    116                 -                1,212              (3,947)
                                                        ---------------   ---------------      ---------------     ---------------
     Net increase (decrease) resulting from operations             107                 1                2,906              (3,612)
                                                        ---------------   ---------------      ---------------     ---------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                        1,862           490,489               83,076              51,980
     Participant transfers                                           -          (191,166)              38,830              22,660
     Participant withdrawals                                         -           (20,275)                   -                (144)
                                                        ---------------   ---------------      ---------------     ---------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           1,862           279,048              121,906              74,496
                                                        ---------------   ---------------      ---------------     ---------------
     Net increase (decrease) in net assets                       1,969           279,049              124,812              70,884
NET ASSETS
     Beginning of period                                             -                 -                    -                   -
                                                        ---------------   ---------------      ---------------     ---------------
     End of period                                      $        1,969    $      279,049       $      124,812      $       70,884
                                                        ===============   ===============      ===============     ===============


                                                         PHOENIX-J.P.                                              PHOENIX-LAZARD
                                                        MORGAN RESEARCH    PHOENIX-JANUS        PHOENIX-JANUS      INTERNATIONAL
                                                        ENHANCED INDEX    FLEXIBLE INCOME           GROWTH         EQUITY SELECT
                                                          SUBACCOUNT(15)   SUBACCOUNT(17)        SUBACCOUNT(8)     SUBACCOUNT(14)
                                                        ---------------   ---------------      ---------------     ---------------
FROM OPERATIONS
     Net investment income (loss)                       $           19    $           73       $          (69)     $         (100)
     Net realized gain (loss)                                        -                26                   (1)                (27)
     Net unrealized appreciation (depreciation)                   (404)               85               (2,170)                519
                                                        ---------------   ---------------      ---------------     ---------------
     Net increase (decrease) resulting from operations            (385)              184               (2,240)                392
                                                        ---------------   ---------------      ---------------     ---------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                       21,898             4,400                9,080              32,233
     Participant transfers                                           -             3,426               20,516                   -
     Participant withdrawals                                       820                 -                    -                  30
                                                        ---------------   ---------------      ---------------     ---------------
     Net increase (decrease) in net assets resulting
         from participant transactions                          22,718             7,826               29,596              32,263
                                                        ---------------   ---------------      ---------------     ---------------
     Net increase (decrease) in net assets                      22,333             8,010               27,356              32,655
NET ASSETS
     Beginning of period                                             -                 -                    -                   -
                                                        ---------------   ---------------      ---------------     ---------------
     End of period                                      $       22,333    $        8,010       $       27,356      $       32,655
                                                        ===============   ===============      ===============     ===============



                                                 See Notes in Financial Statements
                                                               SA-19

                                                STATEMENTS OF CHANGES IN NET ASSETS
                                              FOR THE PERIOD ENDED DECEMBER 31, 2002
                                                            (CONTINUED)


                                                         PHOENIX-LORD
                                                            ABBETT          PHOENIX-MFS
                                                           LARGE-CAP         INVESTORS           PHOENIX-MFS        PHOENIX-MFS
                                                             VALUE         GROWTH STOCK        INVESTORS TRUST         VALUE
                                                        SUBACCOUNT(14)    SUBACCOUNT(13)       SUBACCOUNT(10)      SUBACCOUNT(13)
                                                        ---------------   ---------------      ---------------     ---------------
FROM OPERATIONS
     Net investment income (loss)                       $          (29)   $          (35)      $            1        $        126
     Net realized gain (loss)                                       20                32                    -                  13
     Net unrealized appreciation (depreciation)                    288              (522)                 (11)               (514)
                                                        ---------------   ---------------      ---------------     ---------------
     Net increase (decrease) resulting from operations             279              (525)                 (10)               (375)
                                                        ---------------   ---------------      ---------------     ---------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                       21,239            12,725                    -              10,509
     Participant transfers                                           -                 -                1,093               9,445
     Participant withdrawals                                       (17)              (41)                   -                 (13)
                                                        ---------------   ---------------      ---------------     ---------------
     Net increase (decrease) in net assets resulting
         from participant transactions                          21,222            12,684                1,093              19,941
                                                        ---------------   ---------------      ---------------     ---------------
     Net increase (decrease) in net assets                      21,501            12,159                1,083              19,566
NET ASSETS
     Beginning of period                                             -                 -                    -                   -
                                                        ---------------   ---------------      ---------------     ---------------
     End of period                                      $       21,501    $       12,159       $        1,083        $     19,566
                                                        ===============   ===============      ===============     ===============



                                                           PHOENIX-         PHOENIX-
                                                           OAKHURST         OAKHURST           PHOENIX-SANFORD     PHOENIX-SANFORD
                                                          GROWTH AND        STRATEGIC             BERNSTEIN           BERNSTEIN
                                                            INCOME          ALLOCATION          MID-CAP VALUE      SMALL-CAP VALUE
                                                         SUBACCOUNT(2)     SUBACCOUNT(1)        SUBACCOUNT(2)       SUBACCOUNT(3)
                                                        ---------------   ---------------      ---------------     ---------------
FROM OPERATIONS
     Net investment income (loss)                       $          146    $        1,252       $          187      $           31
     Net realized gain (loss)                                   (1,562)              436                6,178                 690
     Net unrealized appreciation (depreciation)                   (940)           (4,966)              (9,434)             (2,135)
                                                        ---------------   ---------------      ---------------     ---------------
     Net increase (decrease) resulting from operations          (2,356)           (3,278)              (3,069)             (1,414)
                                                        ---------------   ---------------      ---------------     ---------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                       33,246           173,733               70,109              22,791
     Participant transfers                                       8,951             1,228               28,369              13,255
     Participant withdrawals                                       (42)           (1,709)                (132)                  -
                                                        ---------------   ---------------      ---------------     ---------------
     Net increase (decrease) in net assets resulting
         from participant transactions                          42,155           173,252               98,346              36,046
                                                        ---------------   ---------------      ---------------     ---------------
     Net increase (decrease) in net assets                      39,799           169,974               95,277              34,632
NET ASSETS
     Beginning of period                                             -                 -                    -                   -
                                                        ---------------   ---------------      ---------------     ---------------
     End of period                                      $       39,799    $      169,974       $       95,277      $       34,632
                                                        ===============   ===============      ===============     ===============



                                                 See Notes to Financial Statements
                                                               SA-20

                                                STATEMENTS OF CHANGES IN NET ASSETS
                                              FOR THE PERIOD ENDED DECEMBER 31, 2002
                                                            (CONTINUED)


                                                                                                PHOENIX-STATE
                                                                                               STREET RESEARCH        AIM V.I.
                                                        PHOENIX-SENECA    PHOENIX-SENECA          SMALL-CAP           CAPITAL
                                                        MID-CAP GROWTH    STRATEGIC THEME          GROWTH           APPRECIATION
                                                         SUBACCOUNT(2)     SUBACCOUNT(4)       SUBACCOUNT(14)      SUBACCOUNT(14)
                                                        ---------------   ---------------      ---------------     ---------------
FROM OPERATIONS
     Net investment income (loss)                       $          (65)   $          (92)      $          (22)     $          (51)
     Net realized gain (loss)                                     (652)               (2)                  25                  40
     Net unrealized appreciation (depreciation)                 (2,365)           (1,962)                (109)               (751)
                                                        ---------------   ---------------      ---------------     ---------------
     Net increase (decrease) resulting from operations          (3,082)           (2,056)                (106)               (762)
                                                        ---------------   ---------------      ---------------     ---------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                       27,985            29,915                6,125              25,904
     Participant transfers                                         990             4,490                    -               2,161
     Participant withdrawals                                         -             1,010                  (25)                (41)
                                                        ---------------   ---------------      ---------------     ---------------
     Net increase (decrease) in net assets resulting
         from participant transactions                          28,975            35,415                6,100              28,024
                                                        ---------------   ---------------      ---------------     ---------------
     Net increase (decrease) in net assets                      25,893            33,359                5,994              27,262
NET ASSETS
     Beginning of period                                             -                 -                    -                   -
                                                        ---------------   ---------------      ---------------     ---------------
     End of period                                      $       25,893    $       33,359       $        5,994      $       27,262
                                                        ===============   ===============      ===============     ===============


                                                                                               FEDERATED FUND
                                                           AIM V.I.       ALGER AMERICAN          FOR U.S.         FEDERATED HIGH
                                                           PREMIER          LEVERAGED            GOVERNMENT         INCOME BOND
                                                           EQUITY             ALLCAP           SECURITIES II         FUND II
                                                        SUBACCOUNT(11)     SUBACCOUNT(4)       SUBACCOUNT(4)       SUBACCOUNT(4)
                                                        ---------------   ---------------      ---------------     ---------------
FROM OPERATIONS
     Net investment income (loss)                       $            5    $         (113)      $         (484)     $         (225)
     Net realized gain (loss)                                        -                (6)                 (26)                  -
     Net unrealized appreciation (depreciation)                    (96)           (2,956)               3,260               1,899
                                                        ---------------   ---------------      ---------------     ---------------
     Net increase (decrease) resulting from operations             (91)           (3,075)               2,750               1,674
                                                        ---------------   ---------------      ---------------     ---------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                        5,778            18,949              192,230              30,516
     Participant transfers                                       2,512            21,604               49,875              32,394
     Participant withdrawals                                        (2)                -                   13                   -
                                                        ---------------   ---------------      ---------------     ---------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           8,288            40,553              242,118              62,910
                                                        ---------------   ---------------      ---------------     ---------------
     Net increase (decrease) in net assets                       8,197            37,478              244,868              64,584
NET ASSETS
     Beginning of period                                             -                 -                    -                   -
                                                        ---------------   ---------------      ---------------     ---------------
     End of period                                      $        8,197    $       37,478       $      244,868      $       64,584
                                                        ===============   ===============      ===============     ===============


                                                 See Notes to Financial Statements
                                                               SA-21

                                                STATEMENTS OF CHANGES IN NET ASSETS
                                              FOR THE PERIOD ENDED DECEMBER 31, 2002
                                                            (CONTINUED)



                                                             VIP            VIP GROWTH                              MUTUAL SHARES
                                                         CONTRAFUND(R)     OPPORTUNITIES         VIP GROWTH          SECURITIES
                                                        SUBACCOUNT(10)     SUBACCOUNT(8)       SUBACCOUNT(12)       SUBACCOUNT(4)
                                                        ---------------   ---------------      ---------------     ---------------
FROM OPERATIONS
     Net investment income (loss)                       $          (62)   $           (6)      $         (135)     $          (93)
     Net realized gain (loss)                                        -                 -                  204                  (7)
     Net unrealized appreciation (depreciation)                   (534)              (15)                (792)               (897)
                                                        ---------------   ---------------      ---------------     ---------------
     Net increase (decrease) resulting from operations            (596)              (21)                (723)               (997)
                                                        ---------------   ---------------      ---------------     ---------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                       23,479             1,145               37,137              13,500
     Participant transfers                                       1,639                 -                3,084               3,902
     Participant withdrawals                                         -                 -                 (222)                 (6)
                                                        ---------------   ---------------      ---------------     ---------------
     Net increase (decrease) in net assets resulting
         from participant transactions                          25,118             1,145               39,999              17,396
                                                        ---------------   ---------------      ---------------     ---------------
     Net increase (decrease) in net assets                      24,522             1,124               39,276              16,399
NET ASSETS
     Beginning of period                                             -                 -                    -                   -
                                                        ---------------   ---------------      ---------------     ---------------
     End of period                                      $       24,522    $        1,124       $       39,276      $       16,399
                                                        ===============   ===============      ===============     ===============


                                                           TEMPLETON         TEMPLETON           SCUDDER VIT
                                                            FOREIGN           GROWTH             EQUITY 500
                                                          SECURITIES        SECURITIES              INDEX            TECHNOLOGY
                                                         SUBACCOUNT(7)     SUBACCOUNT(4)        SUBACCOUNT(9)       SUBACCOUNT(5)
                                                        ---------------   ---------------      ---------------     ---------------
FROM OPERATIONS
     Net investment income (loss)                       $         (147)   $          (41)      $          431      $          (84)
     Net realized gain (loss)                                      (19)               (1)                  (9)                 (4)
     Net unrealized appreciation (depreciation)                 (1,528)             (878)              (2,460)             (1,261)
                                                        ---------------   ---------------      ---------------     ---------------
     Net increase (decrease) resulting from operations          (1,694)             (920)              (2,038)             (1,349)
                                                        ---------------   ---------------      ---------------     ---------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                       48,610             9,924               63,054              26,770
     Participant transfers                                       7,776             4,887                3,126               4,820
     Participant withdrawals                                        19                 -                    -                 484
                                                        ---------------   ---------------      ---------------     ---------------
     Net increase (decrease) in net assets resulting
         from participant transactions                          56,405            14,811               66,180              32,074
                                                        ---------------   ---------------      ---------------     ---------------
     Net increase (decrease) in net assets                      54,711            13,891               64,142              30,725
NET ASSETS
     Beginning of period                                             -                 -                    -                   -
                                                        ---------------   ---------------      ---------------     ---------------
     End of period                                      $       54,711    $       13,891       $       64,142      $       30,725
                                                        ===============   ===============      ===============     ===============


                                                 See Notes to Financial Statements
                                                               SA-22

                                                STATEMENTS OF CHANGES IN NET ASSETS
                                              FOR THE PERIOD ENDED DECEMBER 31, 2002
                                                            (CONTINUED)


                                                                              WANGER             WANGER U.S.
                                                        WANGER FOREIGN     INTERNATIONAL           SMALLER
                                                             FORTY           SMALL CAP            COMPANIES
                                                         SUBACCOUNT(4)     SUBACCOUNT(2)        SUBACCOUNT(1)
                                                        ---------------   ---------------      ---------------
FROM OPERATIONS
     Net investment income (loss)                       $          (13)   $         (165)      $         (399)
     Net realized gain (loss)                                      -                (109)                (439)
     Net unrealized appreciation (depreciation)                    (56)              947               (4,119)
                                                        ---------------   ---------------      ---------------
     Net increase (decrease) resulting from operations             (69)              673               (4,957)
                                                        ---------------   ---------------      ---------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                            -            50,852              113,238
     Participant transfers                                       3,630             4,290               17,776
     Participant withdrawals                                         -               449                  188
                                                        ---------------   ---------------      ---------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           3,630            55,591              131,202
                                                        ---------------   ---------------      ---------------
     Net increase (decrease) in net assets                       3,561            56,264              126,245
NET ASSETS
     Beginning of period                                             -                 -                    -
                                                        ---------------   ---------------      ---------------
     End of period                                      $        3,561    $       56,264       $      126,245
                                                        ===============   ===============      ===============










Footnotes for Statements of changes in Net Assets
For the period ended December 31, 2002

(1) From inception May 20 , 2002 to December 31, 2002.           (10) From inception August 1, 2002 to December 31, 2002.
(2) From inception June 17, 2002 to December 31, 2002.           (11) From inception August 19, 2002 to December 31, 2002.
(3) From inception June 20, 2002 to December 31, 2002.           (12) From inception August 23, 2002 to December 31, 2002.
(4) From inception July 1, 2002 to December 31, 2002.            (13) From inception September 3, 2002 to December 31, 2002.
(5) From inception July 2, 2002 to December 31, 2002.            (14) From inception September 5, 2002 to December 31, 2002.
(6) From inception July 15, 2002 to December 31, 2002.           (15) From inception October 15, 2002 to December 31, 2002.
(7) From inception July 26, 2002 to December 31, 2002.           (16) From inception October 24, 2002 to December 31, 2002.
(8) From inception July 29, 2002 to December 31, 2002.           (17) From inception November 1, 2002 to December 31, 2002.
(9) From inception July 31, 2002 to December 31, 2002.


                                                 See Notes to Financial Statements
                                                               SA-23

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 1--ORGANIZATION

   The Phoenix Life Variable Accumulation Account (the "Account") is a separate investment account of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a wholly-owned subsidiary of The Phoenix Companies, Inc. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established June 21, 1982. The Account currently consists of 54 subaccounts that invest in shares of a specific series of a mutual fund. The mutual funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, The Rydex Variable Trust, Scudder Investments VIT Funds, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds"). As of December 31, 2003, all subaccounts were available for investment.

   Each series has distinct investment objectives as outlined below. Additionally, policyholders also may direct the allocation of their investments between the Account and the Guaranteed Interest Account ("GIA").

   The investment objectives as listed below in no way conflict with the investment objectives as listed in The Phoenix Edge Series annual report. The investment objectives for all of the Funds can also be found in the various Funds' prospectuses.

---------------------------------------------------------------------------------------------------------------------------
                        SERIES NAME                                              INVESTMENT OBJECTIVE
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Aberdeen International Series                        High total return consistent with reasonable risk
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                            Long-term growth of capital
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series             High total return
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Alliance/Bernstein  Growth + Value Series            Long-term capital growth
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series          Capital appreciation and income with approximately equal
                                                             emphasis
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                       Intermediate and long-term growth of capital appreciation
                                                             with income as a secondary consideration
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series               Long-term growth of capital
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Goodwin Money Market Series                          As high a level of current income as is consistent with
                                                             the preservation of capital and maintenance of liquidity
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series             Long-term total return
------------------------------------------------------------ --------------------------------------------------------------
                                                             To provide high current income while attempting to limit
Phoenix-Goodwin Multi-Sector Short Term Bond Series          changes in the series' net asset value per share caused by interest rate changes
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Janus Flexible Income Series                         Maximum total return consistent with the preservation of
                                                             capital
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                        Long-term capital appreciation with dividend income as a
                                                             secondary consideration
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                 Long-term capital appreciation with dividend income as a
                                                             secondary consideration
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Lazard International Equity Select Series            Long-term capital appreciation
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                        Long-term capital appreciation
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series                         Long-term capital appreciation
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series                    High current income and long-term capital appreciation to
                                                             produce a high total return
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series                   Capital appreciation with income as a secondary consideration
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                     Capital appreciation
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series                    Long-term growth of capital and future income rather than
                                                             current income
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-MFS Investors Trust Series                           Long-term growth of capital; secondarily to provide
                                                             reasonable current income
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-MFS Value Series                                     Capital appreciation and reasonable income
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Northern Dow 30 Series                               To track the total return of the Dow Jones Industrial
                                                             Average(SM) before fund expenses
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                  To track the total return of the Nasdaq-100 Index(R) before fund expenses
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series                    Dividend growth, current income and capital appreciation
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series                 High total return over an extended period of time
                                                             consistent with prudent investment risk
---------------------------------------------------------------------------------------------------------------------------

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

---------------------------------------------------------------------------------------------------------------------------
                        SERIES NAME                                              INVESTMENT OBJECTIVE
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Oakhurst Value Equity Series                         Long-term capital appreciation with current income as a
                                                             secondary consideration
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series                Long-term capital growth through investment in equity
                                                             securities of foreign and U.S. companies
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series               Long-term capital appreciation with current income as a
                                                             secondary investment objective
------------------------------------------------------------ --------------------------------------------------------------
                                                             Long-term capital appreciation by investing primarily in
Phoenix-Sanford Bernstein Small-Cap Value Series             small-capitalization stocks that appear to be undervalued
                                                             with current income as a secondary investment objective
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                         Capital appreciation
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                        Long-term capital appreciation
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth Series        Long-term capital growth
------------------------------------------------------------ --------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                           Growth of capital
------------------------------------------------------------ --------------------------------------------------------------
AIM V.I. Premier Equity Fund                                 Long-term growth of capital with income as a secondary
                                                             objective
------------------------------------------------------------ --------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                    Long-term capital appreciation
------------------------------------------------------------ --------------------------------------------------------------
Federated Fund for U.S. Government Securities II             Current income by investing primarily in a diversified
                                                             portfolio or U.S. government securities
------------------------------------------------------------ --------------------------------------------------------------
                                                             High current income by investing primarily in a
Federated High Income Bond Fund II                           professionally managed, diversified portfolio of fixed
                                                             income securities
------------------------------------------------------------ --------------------------------------------------------------
VIP Contrafund(R) Portfolio                                  Long-term capital appreciation
------------------------------------------------------------ --------------------------------------------------------------
VIP Growth Opportunities Portfolio                           Capital growth
------------------------------------------------------------ --------------------------------------------------------------
VIP Growth Portfolio                                         Capital appreciation
------------------------------------------------------------ --------------------------------------------------------------
Mutual Shares Securities Fund                                Capital appreciation with income as a secondary goal
------------------------------------------------------------ --------------------------------------------------------------
Templeton Foreign Securities Fund                            Long-term capital growth
------------------------------------------------------------ --------------------------------------------------------------
Templeton Growth Securities Fund                             Long-term capital growth
------------------------------------------------------------ --------------------------------------------------------------
                                                             To provide investment results that will inversely
                                                             correlate to the price movements of a benchmark for U.S.
Rydex Variable Trust Juno Fund                               Treasury debt instruments or futures contract on a
                                                             specified debt instrument. The Fund's current benchmark is the inverse of the daily price movement of the Long
                                                             Treasury Bond
------------------------------------------------------------ --------------------------------------------------------------
                                                             To provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current
Rydex Variable Trust Nova Fund                               benchmark is 150% of the performance of the S&P 500(R) Index
                                                             (the "underlying index")
------------------------------------------------------------ --------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                    Long-term capital appreciation
------------------------------------------------------------ --------------------------------------------------------------
                                                             Match the performance of the Morgan Stanley Capital
                                                             International EAFE(R) Index which emphasizes stocks of
Scudder VIT EAFE(R) Equity Index Fund                        companies in major markets in Europe, Australasia and the
                                                             Far East
------------------------------------------------------------ --------------------------------------------------------------
                                                             Match the performance of the Standard & Poor's 500 Composite
Scudder VIT Equity 500 Index Fund                            Stock Price Index which emphasizes stocks of large U.S.
                                                             companies
------------------------------------------------------------ --------------------------------------------------------------
Technology Portfolio                                         Long-term capital appreciation
------------------------------------------------------------ --------------------------------------------------------------
Wanger Foreign Forty                                         Long-term growth of capital
------------------------------------------------------------ --------------------------------------------------------------
Wanger International Small Cap                               Long-term growth of capital
------------------------------------------------------------ --------------------------------------------------------------
Wanger Twenty                                                Long-term growth of capital
------------------------------------------------------------ --------------------------------------------------------------
Wanger U.S. Smaller Companies                                Long-term growth of capital
---------------------------------------------------------------------------------------------------------------------------

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

    A. VALUATION OF INVESTMENTS: Investments are made exclusively in the funds and are valued at the net asset values per share of the respective series.

    B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses include capital gain distributions from the funds as well as gains and losses on sales of shares in the funds determined on the LIFO (last in, first out) basis.

    C. INCOME TAXES: The Account is not a separate entity from Phoenix and under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

    D. DISTRIBUTIONS: Distributions from the Funds are recorded by each subaccount on the ex-dividend date.

    E. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

    F. CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: As of December 31, 2003, there were no contracts in the payout (annuitization) period.

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS
      Purchases and proceeds from sales of shares of the Funds for the period ended December 31, 2003 aggregated the following:

SUBACCOUNT                                                                 PURCHASES                              SALES
----------                                                                 ---------                              -----
THE PHOENIX EDGE SERIES FUND
----------------------------
      Phoenix-Aberdeen International Series                          $              46,781                 $              1,283
      Phoenix-AIM Mid-Cap Equity Series                                             29,688                                  446
      Phoenix-Alliance/Bernstein Enhanced Index Series                              28,087                                2,387
      Phoenix-Alliance/Bernstein Growth + Value Series                              62,813                                  762
      Phoenix-Duff & Phelps Real Estate Securities Series                          112,348                               24,814
      Phoenix-Engemann Capital Growth Series                                       315,357                               20,517
      Phoenix-Engemann Small & Mid-Cap Growth Series                                55,483                               14,908
      Phoenix-Goodwin Money Market Series                                          179,556                               96,477
      Phoenix-Goodwin Multi-Sector Fixed Income Series                             202,640                               23,121
      Phoenix-Goodwin Multi-Sector Short Term Bond Series                            6,377                                   11
      Phoenix-Janus Flexible Income Series                                         212,767                               11,494
      Phoenix-Kayne Rising Dividends Series                                         64,746                                  394
      Phoenix-Lazard International Equity Select Series                            116,840                               14,601
      Phoenix-Lazard Small-Cap Value Series                                         44,024                               16,998
      Phoenix-Lord Abbett Bond-Debenture Series                                     99,414                               15,979
      Phoenix-Lord Abbett Large-Cap Value Series                                   162,344                                4,206
      Phoenix-Lord Abbett Mid-Cap Value Series                                      17,764                                7,078
      Phoenix-MFS Investors Growth Stock Series                                     77,668                                1,081
      Phoenix-MFS Investors Trust Series                                            24,897                                  139
      Phoenix-MFS Value Series                                                      65,160                                  348
      Phoenix-Northern Dow 30 Series                                                90,498                               77,116
      Phoenix-Northern Nasdaq-100 Index(R) Series                                  198,685                               95,424
      Phoenix-Oakhurst Growth and Income Series                                    150,323                               13,691
      Phoenix-Oakhurst Strategic Allocation Series                                 242,810                               57,368
      Phoenix-Oakhurst Value Equity Series                                         155,837                                4,526
      Phoenix-Sanford Bernstein Global Value Series                                 20,746                                  985
      Phoenix-Sanford Bernstein Mid-Cap Value Series                               159,585                               17,546
      Phoenix-Sanford Bernstein Small-Cap Value Series                             126,170                               17,170
      Phoenix-Seneca Mid-Cap Growth Series                                          58,398                               15,775
      Phoenix-Seneca Strategic Theme Series                                         46,288                                2,665
      Phoenix-State Street Research Small-Cap Growth Series                          8,271                                1,463

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS (CONTINUED)

SUBACCOUNT                                                                 PURCHASES                              SALES
----------                                                                 ---------                              -----
AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
      AIM V.I. Capital Appreciation Fund                             $             111,878                  $            12,355
      AIM V.I. Premier Equity Fund                                                  35,750                                5,919

THE ALGER AMERICAN FUND -- CLASS O SHARES
-----------------------------------------
      Alger American Leveraged AllCap Portfolio                                     27,696                                6,189

FEDERATED INSURANCE SERIES
--------------------------
      Federated Fund for U.S. Government Securities II                             613,131                               41,368
      Federated High Income Bond Fund II-- Primary Shares                           68,984                                7,425

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
      VIP Contrafund(R) Portfolio                                                   89,473                                  815
      VIP Growth Opportunities Portfolio                                                 7                                   69
      VIP Growth Portfolio                                                          77,954                                2,815

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
      Mutual Shares Securities Fund                                                 71,502                                  298
      Templeton Foreign Securities Fund                                            132,314                               18,372
      Templeton Growth Securities Fund                                              24,956                                3,220

THE RYDEX VARIABLE TRUST
------------------------
      Rydex Variable Trust Juno Fund                                               160,193                                  650

SCUDDER INVESTMENTS VIT FUNDS -- CLASS A
----------------------------------------
      Scudder VIT EAFE(R) Equity Index Fund                                         13,349                                  492
      Scudder VIT Equity 500 Index Fund                                            336,066                               71,572

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
---------------------------------------------------------
      Technology Portfolio                                                          45,637                               17,259

WANGER ADVISORS TRUST
---------------------
      Wanger Foreign Forty                                                           7,666                                   87
      Wanger International Small Cap                                                72,090                                9,301
      Wanger Twenty                                                                 18,004                                   60
      Wanger U.S. Smaller Companies                                                182,634                               21,295

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS
     A summary of Financial Highlights of the Account for the periods ended December 31, 2003 and 2002 follows:

                                                                                                          PERIOD ENDED
                                                                                                          DECEMBER 31,
                                                                                                 ------------------------------
SUBACCOUNT                                                                                           2003             2002
----------                                                                                       -------------    -------------
THE PHOENIX EDGE SERIES FUND
----------------------------
     PHOENIX-ABERDEEN INTERNATIONAL SERIES(4)
     Accumulation units outstanding                                                                    98,416           47,846
     Unit value                                                                                     $1.124511        $0.863558
     Net assets (thousands)                                                                              $111              $41
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                        0.79%            1.69% (25)
     Total return                                                                                      30.22%          (15.66%)


     PHOENIX-AIM MID-CAP EQUITY SERIES(1)
     Accumulation units outstanding                                                                    59,431           27,046
     Unit value                                                                                     $1.090499        $0.861429
     Net assets (thousands)                                                                               $65              $23
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                       (1.29%)          (1.23%)(25)
     Total return                                                                                      26.59%          (16.83%)


     PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES(15)
     Accumulation units outstanding                                                                    59,104           29,129
     Unit value                                                                                     $0.955712        $0.766694
     Net assets (thousands)                                                                               $56              $22
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                            -            0.48% (25)
     Total return                                                                                      24.65%           (0.42%)


     PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE SERIES(1)
     Accumulation units outstanding                                                                   132,111           60,675
     Unit value                                                                                     $0.964529        $0.774825
     Net assets (thousands)                                                                              $127              $47
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                       (0.65%)           0.92% (25)
     Total return                                                                                      24.48%          (20.46%)


     PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES(4)
     Accumulation units outstanding                                                                   217,687          156,626
     Unit value                                                                                     $1.470368        $1.076866
     Net assets (thousands)                                                                              $320             $169
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                        2.21%            5.11% (25)
     Total return                                                                                      36.54%           (3.16%)

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                       PERIOD ENDED
                                                                                                       DECEMBER 31,
                                                                                              ------------------------------
SUBACCOUNT                                                                                        2003             2002
----------                                                                                    -------------    -------------
     PHOENIX-ENGEMANN CAPITAL GROWTH SERIES(2)
     Accumulation units outstanding                                                                407,600           80,565
     Unit value                                                                                  $0.978578        $0.783432
     Net assets (thousands)                                                                           $399              $63
     Mortality and expense ratio                                                                     1.25%            1.25% (25)
     Net investment income ratio                                                                    (1.22%)          (1.24%)(25)
     Total return                                                                                   24.91%           (0.10%)


     PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH SERIES(8)
     Accumulation units outstanding                                                                 50,391            2,527
     Unit value                                                                                  $1.126272        $0.778927
     Net assets (thousands)                                                                            $57               $2
     Mortality and expense ratio                                                                     1.25%            1.25% (25)
     Net investment income ratio                                                                    (1.30%)          (1.27%)(25)
     Total return                                                                                   44.59%            7.64%


     PHOENIX-GOODWIN MONEY MARKET SERIES(6)
     Accumulation units outstanding                                                                363,626          278,764
     Unit value                                                                                  $0.995270        $1.001023
     Net assets (thousands)                                                                           $362             $279
     Mortality and expense ratio                                                                     1.25%            1.25% (25)
     Net investment income ratio                                                                    (0.59%)           0.00% (25)(26)
     Total return                                                                                   (0.57%)           0.01%


     PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES(4)
     Accumulation units outstanding                                                                262,379          116,281
     Unit value                                                                                  $1.214454        $1.073370
     Net assets (thousands)                                                                           $319             $125
     Mortality and expense ratio                                                                     1.25%            1.25% (25)
     Net investment income ratio                                                                     5.74%            9.38% (25)
     Total return                                                                                   13.14%            6.22%


     PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES(23)
     Accumulation units outstanding                                                                  6,270                -
     Unit value                                                                                  $1.022117                -
     Net assets (thousands)                                                                             $6                -
     Mortality and expense ratio                                                                     1.25% (25)           -
     Net investment income ratio                                                                     7.04% (25)           -
     Total return                                                                                    4.48%                -

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                          PERIOD ENDED
                                                                                                          DECEMBER 31,
                                                                                                 ------------------------------
SUBACCOUNT                                                                                           2003             2002
----------                                                                                       -------------    -------------
     PHOENIX-JANUS FLEXIBLE INCOME SERIES(17)
     Accumulation units outstanding                                                                   181,049            7,402
     Unit value                                                                                     $1.136873        $1.082140
     Net assets (thousands)                                                                              $206               $8
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                        3.10%            6.35% (25)
     Total return                                                                                       5.06%            2.36%


     PHOENIX-KAYNE RISING DIVIDENDS SERIES(20)
     Accumulation units outstanding                                                                    60,388                -
     Unit value                                                                                     $1.129984                -
     Net assets (thousands)                                                                               $68                -
     Mortality and expense ratio                                                                        1.25% (25)           -
     Net investment income ratio                                                                        0.33% (25)           -
     Total return                                                                                      26.22%                -


     PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES(14)
     Accumulation units outstanding                                                                   131,158           34,261
     Unit value                                                                                     $1.221852        $0.953129
     Net assets (thousands)                                                                              $160              $33
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                       (0.14%)          (1.27%)(25)
     Total return                                                                                      28.19%            1.16%


     PHOENIX-LAZARD SMALL-CAP VALUE SERIES(24)
     Accumulation units outstanding                                                                    20,976                -
     Unit value                                                                                     $1.336520                -
     Net assets (thousands)                                                                               $28                -
     Mortality and expense ratio                                                                        1.25% (25)           -
     Net investment income ratio                                                                       (0.97%)(25)           -
     Total return                                                                                      10.06%                -


     PHOENIX-LORD ABBETT BOND-DEBENTURE SERIES(19)
     Accumulation units outstanding                                                                    70,218                -
     Unit value                                                                                     $1.230859                -
     Net assets (thousands)                                                                               $86                -
     Mortality and expense ratio                                                                        1.25% (25)           -
     Net investment income ratio                                                                        4.90% (25)           -
     Total return                                                                                      14.95%                -

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                          PERIOD ENDED
                                                                                                          DECEMBER 31,
                                                                                                 ------------------------------
SUBACCOUNT                                                                                           2003             2002
----------                                                                                       -------------    -------------
     PHOENIX-LORD ABBETT LARGE-CAP VALUE SERIES(14)
     Accumulation units outstanding                                                                   161,666           21,770
     Unit value                                                                                     $1.270157        $0.987598
     Net assets (thousands)                                                                              $205              $22
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                       (0.35%)          (0.56%)(25)
     Total return                                                                                      28.61%            1.89%


     PHOENIX-LORD ABBETT MID-CAP VALUE SERIES(19)
     Accumulation units outstanding                                                                    11,171                -
     Unit value                                                                                     $1.223633                -
     Net assets (thousands)                                                                               $14                -
     Mortality and expense ratio                                                                        1.25% (25)           -
     Net investment income ratio                                                                       (0.80%)(25)           -
     Total return                                                                                      21.58%                -


     PHOENIX-MFS INVESTORS GROWTH STOCK SERIES(8)
     Accumulation units outstanding                                                                   135,347           37,405
     Unit value                                                                                     $0.872631        $0.731363
     Net assets (thousands)                                                                              $118              $27
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                       (1.28%)          (1.24%)(25)
     Total return                                                                                      19.32%           (2.74%)


     PHOENIX-MFS INVESTORS TRUST SERIES(2)
     Accumulation units outstanding                                                                    30,406            1,369
     Unit value                                                                                     $0.957620        $0.791224
     Net assets (thousands)                                                                               $29               $1
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                       (0.27%)           0.36% (25)
     Total return                                                                                      21.03%            0.50%


     PHOENIX-MFS VALUE SERIES(13)
     Accumulation units outstanding                                                                    89,044           23,368
     Unit value                                                                                     $1.032287        $0.837293
     Net assets (thousands)                                                                               $92              $20
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                        2.41%            5.74% (25)
     Total return                                                                                      23.29%           (0.48%)

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                          PERIOD ENDED
                                                                                                          DECEMBER 31,
                                                                                                 ------------------------------
SUBACCOUNT                                                                                           2003             2002
----------                                                                                       -------------    -------------
     PHOENIX-NORTHERN DOW 30 SERIES(9)
     Accumulation units outstanding                                                                    95,410           74,493
     Unit value                                                                                     $1.014054        $0.806008
     Net assets (thousands)                                                                               $97              $60
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                        0.33%            1.48% (25)
     Total return                                                                                      25.81%           (4.27%)


     PHOENIX-NORTHERN NASDAQ-100 INDEX(R) SERIES(9)
     Accumulation units outstanding                                                                   258,433          138,032
     Unit value                                                                                     $0.998133        $0.679041
     Net assets (thousands)                                                                              $258              $94
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                       (1.30%)          (1.25%)(25)
     Total return                                                                                      46.99%            1.71%


     PHOENIX-OAKHURST GROWTH AND INCOME SERIES(2)
     Accumulation units outstanding                                                                   208,317           51,199
     Unit value                                                                                     $0.978459        $0.777348
     Net assets (thousands)                                                                              $204              $40
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                        0.05%            1.77% (25)
     Total return                                                                                      25.87%           (2.49%)


     PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES(1)
     Accumulation units outstanding                                                                   380,205          189,644
     Unit value                                                                                     $1.060961        $0.896273
     Net assets (thousands)                                                                              $403             $170
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                        1.44%            2.72% (25)
     Total return                                                                                      18.37%           (9.74%)


     PHOENIX-OAKHURST VALUE EQUITY SERIES(4)
     Accumulation units outstanding                                                                   268,875           89,687
     Unit value                                                                                     $0.966800        $0.790336
     Net assets (thousands)                                                                              $260              $71
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                       (0.34%)           1.06% (25)
     Total return                                                                                      22.33%          (15.59%)

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                          PERIOD ENDED
                                                                                                          DECEMBER 31,
                                                                                                 ------------------------------
SUBACCOUNT                                                                                           2003             2002
----------                                                                                       -------------    -------------
     PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE SERIES(18)
     Accumulation units outstanding                                                                    20,725                -
     Unit value                                                                                     $1.104725                -
     Net assets (thousands)                                                                               $23                -
     Mortality and expense ratio                                                                        1.25% (25)           -
     Net investment income ratio                                                                        1.70% (25)           -
     Total return                                                                                      28.02%                -


     PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES(2)
     Accumulation units outstanding                                                                   253,081          111,556
     Unit value                                                                                     $1.188999        $0.854074
     Net assets (thousands)                                                                              $301              $95
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                       (1.04%)           0.65% (25)
     Total return                                                                                      39.21%          (15.23%)


     PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES(3)
     Accumulation units outstanding                                                                   157,084           40,279
     Unit value                                                                                     $1.221468        $0.859797
     Net assets (thousands)                                                                              $192              $35
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                       (1.31%)           0.37% (25)
     Total return                                                                                      42.06%          (15.51%)


     PHOENIX-SENECA MID-CAP GROWTH SERIES(2)
     Accumulation units outstanding                                                                    97,520           37,593
     Unit value                                                                                     $0.876276        $0.688767
     Net assets (thousands)                                                                               $85              $26
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                       (1.29%)          (1.23%)(25)
     Total return                                                                                      27.22%          (13.69%)


     PHOENIX-SENECA STRATEGIC THEME SERIES(4)
     Accumulation units outstanding                                                                   103,482           48,301
     Unit value                                                                                     $0.936167        $0.690663
     Net assets (thousands)                                                                               $97              $33
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                       (1.29%)          (1.25%)(25)
     Total return                                                                                      35.55%          (12.98%)

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                          PERIOD ENDED
                                                                                                          DECEMBER 31,
                                                                                                 ------------------------------
SUBACCOUNT                                                                                           2003             2002
----------                                                                                       -------------    -------------
    PHOENIX-STATE STREET RESEARCH SMALL-CAP GROWTH SERIES(14)
     Accumulation units outstanding                                                                    10,164            5,973
     Unit value                                                                                     $1.520119        $1.003582
     Net assets (thousands)                                                                               $15               $6
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                       (1.31%)          (1.27%)(25)
     Total return                                                                                      51.47%           (0.25%)


AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
     AIM V.I. CAPITAL APPRECIATION FUND(14)
     Accumulation units outstanding                                                                   150,003           35,248
     Unit value                                                                                     $0.989249        $0.773441
     Net assets (thousands)                                                                              $148              $27
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                       (1.29%)          (1.24%)(25)
     Total return                                                                                      27.90%            0.76%


     AIM V.I. PREMIER EQUITY FUND(11)
     Accumulation units outstanding                                                                    51,485           11,201
     Unit value                                                                                     $0.903891        $0.731793
     Net assets (thousands)                                                                               $47               $8
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                       (0.88%)           1.11% (25)
     Total return                                                                                      23.52%           (8.78%)


THE ALGER AMERICAN FUND -- CLASS O SHARES
-----------------------------------------
     ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO(4)
     Accumulation units outstanding                                                                    81,400           54,439
     Unit value                                                                                     $0.933052        $0.701321
     Net assets (thousands)                                                                               $76              $37
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                       (1.29%)          (1.21%)(25)
     Total return                                                                                      33.04%          (13.02%)


FEDERATED INSURANCE SERIES
--------------------------
     FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II(4)
     Accumulation units outstanding                                                                   759,937          230,299
     Unit value                                                                                     $1.074814        $1.063263
     Net assets (thousands)                                                                              $817             $245
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                        1.16%           (1.26%)(25)
     Total return                                                                                       1.09%            4.15%

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                          PERIOD ENDED
                                                                                                          DECEMBER 31,
                                                                                                 ------------------------------
SUBACCOUNT                                                                                           2003             2002
----------                                                                                       -------------    -------------
     FEDERATED HIGH INCOME BOND FUND II -- PRIMARY SHARES(4)
     Accumulation units outstanding                                                                   117,334           64,789
     Unit value                                                                                     $1.203053        $0.996824
     Net assets (thousands)                                                                              $141              $65
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                        4.43%           (1.27%)(25)
     Total return                                                                                      20.69%            2.11%


FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
     VIP CONTRAFUND(R) PORTFOLIO(10)
     Accumulation units outstanding                                                                   115,343           27,542
     Unit value                                                                                     $1.128485        $0.890327
     Net assets (thousands)                                                                              $130              $25
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                       (1.12%)          (1.26%)(25)
     Total return                                                                                      26.75%           (0.63%)


     VIP GROWTH OPPORTUNITIES PORTFOLIO(8)
     Accumulation units outstanding                                                                     1,366            1,427
     Unit value                                                                                     $1.008436        $0.787585
     Net assets (thousands)                                                                                $1               $1
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                       (0.57%)          (1.24%)(25)
     Total return                                                                                      28.04%           (1.79%)


     VIP GROWTH PORTFOLIO(12)
     Accumulation units outstanding                                                                   147,949           55,389
     Unit value                                                                                     $0.929801        $0.709102
     Net assets (thousands)                                                                              $138              $39
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                       (1.15%)          (1.25%)(25)
     Total return                                                                                      31.12%           (8.49%)


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
     MUTUAL SHARES SECURITIES FUND(4)
     Accumulation units outstanding                                                                    90,200           18,846
     Unit value                                                                                     $1.075400        $0.870179
     Net assets (thousands)                                                                               $97              $16
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                       (0.56%)          (1.25%)(25)
     Total return                                                                                      23.58%           (8.12%)

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                          PERIOD ENDED
                                                                                                          DECEMBER 31,
                                                                                                 ------------------------------
SUBACCOUNT                                                                                           2003             2002
----------                                                                                       -------------    -------------
     TEMPLETON FOREIGN SECURITIES FUND(7)
     Accumulation units outstanding                                                                   182,769           66,040
     Unit value                                                                                     $1.081627        $0.828441
     Net assets (thousands)                                                                              $198              $55
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                        0.26%           (1.25%)(25)
     Total return                                                                                      30.56%           (4.69%)


     TEMPLETON GROWTH SECURITIES FUND(4)
     Accumulation units outstanding                                                                    43,904           17,175
     Unit value                                                                                     $1.055343        $0.808789
     Net assets (thousands)                                                                               $46              $14
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                        0.40%           (1.26%)(25)
     Total return                                                                                      30.48%          (15.80%)


THE RYDEX VARIABLE TRUST
------------------------
     RYDEX VARIABLE TRUST JUNO FUND(21)
     Accumulation units outstanding                                                                   141,145                -
     Unit value                                                                                     $1.051631                -
     Net assets (thousands)                                                                              $148                -
     Mortality and expense ratio                                                                        1.25% (25)           -
     Net investment income ratio                                                                       (1.25%)(25)           -
     Total return                                                                                       2.50%                -


SCUDDER INVESTMENTS VIT FUNDS -- CLASS A
----------------------------------------
     SCUDDER VIT EAFE(R) EQUITY INDEX FUND(22)
     Accumulation units outstanding                                                                    13,617                -
     Unit value                                                                                     $1.068811                -
     Net assets (thousands)                                                                               $15                -
     Mortality and expense ratio                                                                        1.25% (25)           -
     Net investment income ratio                                                                       (1.31%)(25)           -
     Total return                                                                                      20.57%                -


     SCUDDER VIT EQUITY 500 INDEX FUND(9)
     Accumulation units outstanding                                                                   369,102           82,396
     Unit value                                                                                     $0.985193        $0.778464
     Net assets (thousands)                                                                              $364              $64
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                       (0.39%)           1.94% (25)
     Total return                                                                                      26.56%           (3.36%)

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                          PERIOD ENDED
                                                                                                          DECEMBER 31,
                                                                                                 ------------------------------
SUBACCOUNT                                                                                           2003             2002
----------                                                                                       -------------    -------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
---------------------------------------------------------
     TECHNOLOGY PORTFOLIO(5)
     Accumulation units outstanding                                                                    95,926           52,170
     Unit value                                                                                     $0.859436        $0.588941
     Net assets (thousands)                                                                               $82              $31
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                       (1.30%)          (1.22%)(25)
     Total return                                                                                      45.93%           (3.36%)


WANGER ADVISORS TRUST
---------------------
     WANGER FOREIGN FORTY(4)
     Accumulation units outstanding                                                                    11,576            4,008
     Unit value                                                                                     $1.239364        $0.888600
     Net assets (thousands)                                                                               $14               $4
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                       (1.04%)          (1.30%)(25)
     Total return                                                                                      39.47%          (13.06%)


     WANGER INTERNATIONAL SMALL CAP(2)
     Accumulation units outstanding                                                                   126,371           64,186
     Unit value                                                                                     $1.288614        $0.876578
     Net assets (thousands)                                                                              $163              $56
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                       (1.03%)          (1.26%)(25)
     Total return                                                                                      47.01%          (18.09%)


     WANGER TWENTY(21)
     Accumulation units outstanding                                                                    15,430                -
     Unit value                                                                                     $1.214122                -
     Net assets (thousands)                                                                               $19                -
     Mortality and expense ratio                                                                        1.25% (25)           -
     Net investment income ratio                                                                       (1.26%)(25)           -
     Total return                                                                                       8.09%                -

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                          PERIOD ENDED
                                                                                                          DECEMBER 31,
                                                                                                 ------------------------------
SUBACCOUNT                                                                                           2003             2002
----------                                                                                       -------------    -------------
     WANGER U.S. SMALLER COMPANIES(1)
     Accumulation units outstanding                                                                   311,346          150,739
     Unit value                                                                                     $1.184511        $0.837503
     Net assets (thousands)                                                                              $369             $126
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                       (1.30%)          (1.24%)(25)
     Total return                                                                                      41.43%          (19.62%)



MORTALITY AND EXPENSE RATIO:
These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.


NET INCOME RATIO:
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios include those expenses, such as mortality and expense charges, that are assessed against contract owner accounts through reductions in the unit values. These ratios exclude those expenses that are assessed against contract owner accounts through the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.


TOTAL RETURN:
These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.





(1) From inception May 20 , 2002 to December 31, 2002.
(2) From inception June 17, 2002 to December 31, 2002.
(3) From inception June 20, 2002 to December 31, 2002.
(4) From inception July 1, 2002 to December 31, 2002.
(5) From inception July 2, 2002 to December 31, 2002.
(6) From inception July 15, 2002 to December 31, 2002.
(7) From inception July 26, 2002 to December 31, 2002.
(8) From inception July 29, 2002 to December 31, 2002.
(9) From inception July 31, 2002 to December 31, 2002.
(10) From inception August 1, 2002 to December 31, 2002.
(11) From inception August 19, 2002 to December 31, 2002.
(12) From inception August 23, 2002 to December 31, 2002.
(13) From inception September 3, 2002 to December 31, 2002.
(14) From inception September 5, 2002 to December 31, 2002.
(15) From inception October 15, 2002 to December 31, 2002.
(16) From inception October 24, 2002 to December 31, 2002.
(17) From inception November 1, 2002 to December 31, 2002.
(18) From inception January 2, 2003 to December 31, 2003.
(19) From inception January 8, 2003 to December 31, 2003.
(20) From inception March 6, 2003 to December 31, 2003.
(21) From inception July 11, 2003 to December 31, 2003.
(22) From inception July 15, 2003 to December 31, 2003.
(23) From inception August 7, 2003 to December 31, 2003.
(24) From inception September 2, 2003 to December 31, 2003.
(25) Annualized.
(26) Net investment income ratio is less than 0.00%.

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                       SUBACCOUNT
                                                        ---------------------------------------------------------------------------
                                                                                              PHOENIX-ALLIANCE/
                                                                              PHOENIX-AIM        BERNSTEIN        PHOENIX-ALLIANCE/
                                                         PHOENIX-ABERDEEN       MID-CAP           ENHANCED             BERNSTEIN
                                                           INTERNATIONAL         EQUITY            INDEX            GROWTH + VALUE
                                                              SERIES             SERIES            SERIES               SERIES
                                                        -----------------  -----------------  -----------------   -----------------
Accumulation units outstanding, beginning of period               47,846             27,046             29,129              60,675
Participant deposits                                              34,182             20,283             32,289              28,257
Participant transfers                                             16,413             12,102                  -              43,192
Participant withdrawals                                              (25)                 -             (2,314)                (13)
                                                        ---------------------------------------------------------------------------
Accumulation units outstanding, end of period                     98,416             59,431             59,104             132,111
                                                        ===========================================================================

                                                          PHOENIX-DUFF &        PHOENIX-
                                                            PHELPS REAL         ENGEMANN       PHOENIX-ENGEMANN
                                                              ESTATE            CAPITAL        SMALL & MID-CAP     PHOENIX-GOODWIN
                                                            SECURITIES           GROWTH            GROWTH            MONEY MARKET
                                                              SERIES             SERIES            SERIES               SERIES
                                                        -----------------  -----------------  -----------------   -----------------
Accumulation units outstanding, beginning of period              156,626             80,565              2,527             278,764
Participant deposits                                              34,609            320,115             61,676             155,951
Participant transfers                                             40,346             29,419               (673)            (70,946)
Participant withdrawals                                          (13,894)           (22,499)           (13,139)               (143)
                                                        ---------------------------------------------------------------------------
Accumulation units outstanding, end of period                    217,687            407,600             50,391             363,626
                                                        ===========================================================================

                                                         PHOENIX-GOODWIN    PHOENIX-GOODWIN
                                                          MULTI-SECTOR        MULTI-SECTOR      PHOENIX-JANUS       PHOENIX-KAYNE
                                                              FIXED            SHORT TERM          FLEXIBLE             RISING
                                                              INCOME              BOND             INCOME              DIVIDENDS
                                                              SERIES             SERIES            SERIES               SERIES
                                                        -----------------  -----------------  -----------------   -----------------
Accumulation units outstanding, beginning of period              116,281                  -              7,402                   -
Participant deposits                                              54,131              6,172            125,103              60,525
Participant transfers                                            101,256                 98             57,984                  97
Participant withdrawals                                           (9,289)                 -             (9,440)               (234)
                                                        ---------------------------------------------------------------------------
Accumulation units outstanding, end of period                    262,379              6,270            181,049              60,388
                                                        ===========================================================================

                                                                                                                     PHOENIX-LORD
                                                          PHOENIX-LAZARD     PHOENIX-LAZARD      PHOENIX-LORD           ABBETT
                                                           INTERNATIONAL       SMALL-CAP            ABBETT            LARGE-CAP
                                                          EQUITY SELECT          VALUE          BOND-DEBENTURE          VALUE
                                                              SERIES             SERIES            SERIES               SERIES
                                                        -----------------  -----------------  -----------------   -----------------
Accumulation units outstanding, beginning of period               34,261                  -                  -              21,770
Participant deposits                                              79,703             12,790             65,669             118,783
Participant transfers                                             17,194              8,186              9,469              21,218
Participant withdrawals                                                -                  -             (4,920)               (105)
                                                        ------------------------------------  -------------------------------------
Accumulation units outstanding, end of period                    131,158             20,976             70,218             161,666
                                                        ====================================  =====================================

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                       SUBACCOUNT
                                                        ---------------------------------------------------------------------------

                                                                              PHOENIX-MFS
                                                           PHOENIX-LORD        INVESTORS         PHOENIX-MFS
                                                          ABBETT MID-CAP         GROWTH           INVESTORS          PHOENIX-MFS
                                                              VALUE              STOCK              TRUST                VALUE
                                                              SERIES             SERIES             SERIES               SERIES
                                                        -----------------  -----------------  -----------------   -----------------
Accumulation units outstanding, beginning of period                    -             37,405              1,369              23,368
Participant deposits                                              17,515             59,574             28,718              63,371
Participant transfers                                             (6,344)            38,430                323               2,672
Participant withdrawals                                                -                (62)                (4)               (367)
                                                        ---------------------------------------------------------------------------
Accumulation units outstanding, end of period                     11,171            135,347             30,406              89,044
                                                        ===========================================================================

                                                            PHOENIX-       PHOENIX-NORTHERN    PHOENIX-OAKHURST    PHOENIX-OAKHURST
                                                            NORTHERN          NASDAQ-100          GROWTH AND           STRATEGIC
                                                             DOW 30            INDEX(R)             INCOME            ALLOCATION
                                                             SERIES             SERIES              SERIES              SERIES
                                                        -----------------  -----------------  -----------------   -----------------
Accumulation units outstanding, beginning of period               74,493            138,032             51,199             189,644
Participant deposits                                              57,247             92,922            130,298             105,522
Participant transfers                                            (23,915)            41,827             39,858             124,131
Participant withdrawals                                          (12,415)           (14,348)           (13,038)            (39,092)
                                                        ---------------------------------------------------------------------------
 Accumulation units outstanding, end of period                    95,410            258,433            208,317             380,205
                                                        ===========================================================================

                                                             PHOENIX-       PHOENIX-SANFORD    PHOENIX-SANFORD      PHOENIX-SANFORD
                                                            OAKHURST           BERNSTEIN          BERNSTEIN            BERNSTEIN
                                                              VALUE              GLOBAL            MID-CAP             SMALL-CAP
                                                             EQUITY              VALUE              VALUE                VALUE
                                                             SERIES              SERIES             SERIES               SERIES
                                                        -----------------  -----------------  -----------------   -----------------
Accumulation units outstanding, beginning of period               89,687                  -            111,556              40,279
Participant deposits                                             116,080              4,356             98,827              61,625
Participant transfers                                             64,025             16,369             54,837              67,392
Participant withdrawals                                             (917)                 -            (12,139)            (12,212)
                                                        ---------------------------------------------------------------------------
Accumulation units outstanding, end of period                    268,875             20,725            253,081             157,084
                                                        ===========================================================================

                                                            PHOENIX-            PHOENIX-        PHOENIX-STATE
                                                             SENECA              SENECA        STREET RESEARCH         AIM V.I.
                                                             MID-CAP           STRATEGIC         SMALL-CAP             CAPITAL
                                                             GROWTH              THEME             GROWTH            APPRECIATION
                                                             SERIES              SERIES            SERIES                FUND
                                                        -----------------  -----------------  -----------------   -----------------
Accumulation units outstanding, beginning of period               37,593             48,301              5,973              35,248
Participant deposits                                              39,063             46,525              5,110              80,389
Participant transfers                                             35,348             11,067               (918)             34,435
Participant withdrawals                                         (14,484)             (2,411)                (1)                (69)
                                                        ---------------------------------------------------------------------------
Accumulation units outstanding, end of period                     97,520            103,482             10,164             150,003
                                                        ===========================================================================

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                       SUBACCOUNT
                                                        ---------------------------------------------------------------------------


                                                                                  ALGER                             FEDERATED HIGH
                                                             AIM V.I.           AMERICAN        FEDERATED FUND       INCOME BOND
                                                             PREMIER            LEVERAGED          FOR U.S.           FUND II --
                                                              EQUITY             ALLCAP          GOVERNMENT            PRIMARY
                                                               FUND             PORTFOLIO       SECURITIES II           SHARES
                                                        -----------------  -----------------  -----------------   -----------------
Accumulation units outstanding, beginning of period               11,201             53,439            230,299              64,789
Participant deposits                                               1,381                  -            311,517              14,753
Participant transfers                                             39,059             32,997            228,173              42,549
Participant withdrawals                                             (156)            (5,036)           (10,052)             (4,757)
                                                        ---------------------------------------------------------------------------
Accumulation units outstanding, end of period                     51,485             81,400            759,937             117,334
                                                        ===========================================================================

                                                              VIP             VIP GROWTH             VIP             MUTUAL SHARES
                                                          CONTRAFUND(R)      OPPORTUNITIES         GROWTH             SECURITIES
                                                           PORTFOLIO           PORTFOLIO          PORTFOLIO              FUND
                                                        -----------------  -----------------  -----------------   -----------------
Accumulation units outstanding, beginning of period               27,542              1,427             55,389              18,846
Participant deposits                                              83,990                  -             73,840              63,419
Participant transfers                                              3,811                (58)            18,732               7,935
Participant withdrawals                                                -                 (3)               (12)                  -
                                                        ---------------------------------------------------------------------------
Accumulation units outstanding, end of period                    115,343              1,366            147,949              90,200
                                                        ===========================================================================

                                                            TEMPLETON          TEMPLETON                              SCUDDER VIT
                                                             FOREIGN             GROWTH         RYDEX VARIABLE      EAFE(R) EQUITY
                                                           SECURITIES          SECURITIES         TRUST JUNO             INDEX
                                                               FUND               FUND               FUND                FUND
                                                        -----------------  -----------------  -----------------   -----------------
Accumulation units outstanding, beginning of period               66,040             17,175                  -                   -
Participant deposits                                             101,101              6,300            140,980              13,970
Participant transfers                                             15,766             20,525                165                (353)
Participant withdrawals                                             (138)               (96)                 -                   -
                                                        ---------------------------------------------------------------------------
Accumulation units outstanding, end of period                    182,769             43,904            141,145              13,617
                                                        ===========================================================================

                                                           SCUDDER VIT
                                                           EQUITY 500                                                   WANGER
                                                              INDEX            TECHNOLOGY       WANGER FOREIGN      INTERNATIONAL
                                                              FUND              PORTFOLIO           FORTY              SMALL CAP
                                                        -----------------  -----------------  -----------------   -----------------
Accumulation units outstanding, beginning of period               82,396             52,170              4,008              64,186
Participant deposits                                             179,721             45,798              3,424              45,324
Participant transfers                                            107,458             16,620              4,144              18,886
Participant withdrawals                                             (473)           (18,662)                 -              (2,025)
                                                        ---------------------------------------------------------------------------
Accumulation units outstanding, end of period                    369,102             95,926             11,576             126,371
                                                        ===========================================================================

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                       SUBACCOUNT
                                                        ---------------------------------------------------------------------------

                                                                              WANGER U.S.
                                                             WANGER             SMALLER
                                                             TWENTY            COMPANIES
                                                        -----------------  -----------------
                                                        -----------------   ----------------
Accumulation units outstanding, beginning of period                    -            150,739
Participant deposits                                              15,430            123,127
Participant transfers                                                  -             39,929
Participant withdrawals                                                -             (2,449)
                                                        ------------------------------------
Accumulation units outstanding, end of period                     15,430            311,346
                                                        ====================================

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002


                                                                                        SUBACCOUNT
                                                        ---------------------------------------------------------------------------
                                                           PHOENIX-          PHOENIX-                             PHOENIX-ALLIANCE/
                                                           ABERDEEN        ABERDEEN NEW         PHOENIX-AIM            BERNSTEIN
                                                         INTERNATIONAL         ASIA            MID-CAP EQUITY       GROWTH + VALUE
                                                            SERIES            SERIES                SERIES              SERIES
                                                        ---------------   ---------------      ---------------     ---------------
Units outstanding, beginning of period                               -                 -                    -                   -
Participant deposits                                            26,516            19,383               26,640              75,740
Participant transfers                                           21,330           (19,383)                 406             (15,065)
Participant withdrawals                                              -                 -                    -                   -
                                                        --------------------------------------------------------------------------
Units outstanding, end of period                                47,846                 -               27,046              60,675
                                                        ==========================================================================

                                                                                               PHOENIX-DUFF &
                                                                             PHOENIX-           PHELPS REAL           PHOENIX-
                                                           PHOENIX-          DEUTSCHE              ESTATE             ENGEMANN
                                                           DEUTSCHE         NASDAQ-100           SECURITIES        CAPITAL GROWTH
                                                         DOW 30 SERIES    INDEX(R) SERIES          SERIES              SERIES
                                                        ---------------   ---------------      ---------------     ---------------
Units outstanding, beginning of period                               -                 -                    -                   -
Participant deposits                                            68,565           108,896              142,266              96,222
Participant transfers                                            5,928            29,136               14,359             (17,232)
Participant withdrawals                                              -                 -                    1               1,575
                                                        --------------------------------------------------------------------------
Units outstanding, end of period                                74,493           138,032              156,626              80,565
                                                        ==========================================================================

                                                                                                  PHOENIX-
                                                           PHOENIX-           PHOENIX-            GOODWIN              PHOENIX-
                                                           ENGEMANN           GOODWIN           MULTI-SECTOR           HOLLISTER
                                                        SMALL & MID-CAP     MONEY MARKET        FIXED INCOME         VALUE EQUITY
                                                         GROWTH SERIES        SERIES               SERIES              SERIES
                                                        ---------------   ---------------      ---------------     ---------------
Units outstanding, beginning of period                               -                 -                    -                   -
Participant deposits                                             2,527           489,951               78,843              62,243
Participant transfers                                                -          (190,936)              37,438              27,613
Participant withdrawals                                              -           (20,251)                   -                (169)
                                                        --------------------------------------------------------------------------
Units outstanding, end of period                                 2,527           278,764              116,281              89,687
                                                        ==========================================================================

                                                         PHOENIX-J.P.                                              PHOENIX-LAZARD
                                                        MORGAN RESEARCH    PHOENIX-JANUS                            INTERNATIONAL
                                                        ENHANCED INDEX    FLEXIBLE INCOME       PHOENIX-JANUS       EQUITY SELECT
                                                            SERIES             SERIES           GROWTH SERIES          SERIES
                                                        ---------------   ---------------      ---------------     ---------------
Units outstanding, beginning of period                               -                 -                    -                   -
Participant deposits                                            28,064             4,162               11,360              34,228
Participant transfers                                                -             3,240               26,045                   -
Participant withdrawals                                          1,065                 -                    -                  33
                                                        --------------------------------------------------------------------------
Units outstanding, end of period                                29,129             7,402               37,405              34,261
                                                        ==========================================================================

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)


                                                                                        SUBACCOUNT
                                                        --------------------------------------------------------------------------
                                                         PHOENIX-LORD       PHOENIX-MFS
                                                            ABBETT           INVESTORS           PHOENIX-MFS
                                                           LARGE-CAP       GROWTH STOCK        INVESTORS TRUST      PHOENIX-MFS
                                                         VALUE SERIES         SERIES               SERIES           VALUE SERIES
                                                        ---------------   ---------------      ---------------     ---------------
Units outstanding, beginning of period                               -                 -                    -                   -
Participant deposits                                            21,789            16,241                    -              12,496
Participant transfers                                                -                25                1,369              10,887
Participant withdrawals                                            (19)              (55)                   -                 (15)
                                                        --------------------------------------------------------------------------
Units outstanding, end of period                                21,770            16,211                1,369              23,368
                                                        ==========================================================================

                                                                            PHOENIX-
                                                           PHOENIX-         OAKHURST           PHOENIX-SANFORD     PHOENIX-SANFORD
                                                           OAKHURST         STRATEGIC             BERNSTEIN           BERNSTEIN
                                                          GROWTH AND        ALLOCATION          MID-CAP VALUE      SMALL-CAP VALUE
                                                         INCOME SERIES        SERIES                SERIES              SERIES
                                                        ---------------   ---------------      ---------------     ---------------
Units outstanding, beginning of period                               -                 -                    -                   -
Participant deposits                                            40,257           189,906               76,009              27,525
Participant transfers                                           10,998             1,632               35,695              12,754
Participant withdrawals                                            (56)           (1,894)                (148)                  -
                                                        --------------------------------------------------------------------------
Units outstanding, end of period                                51,199           189,644              111,556              40,279
                                                        ==========================================================================

                                                                                                PHOENIX-STATE         AIM V.I.
                                                        PHOENIX-SENECA    PHOENIX-SENECA       STREET RESEARCH        CAPITAL
                                                        MID-CAP GROWTH    STRATEGIC THEME         SMALL-CAP         APPRECIATION
                                                            SERIES             SERIES           GROWTH SERIES           FUND
                                                        ---------------   ---------------      ---------------     ---------------
Units outstanding, beginning of period                               -                 -                    -                   -
Participant deposits                                            36,315            40,829                5,997              32,680
Participant transfers                                            1,278             6,077                    -               2,621
Participant withdrawals                                              -             1,395                  (24)                (53)
                                                        --------------------------------------------------------------------------
Units outstanding, end of period                                37,593            48,301                5,973              35,248
                                                        ==========================================================================

                                                                          ALGER AMERICAN       FEDERATED FUND
                                                           AIM V.I.          LEVERAGED            FOR U.S.         FEDERATED HIGH
                                                           PREMIER            ALLCAP             GOVERNMENT          INCOME BOND
                                                         EQUITY FUND         PORTFOLIO          SECURITIES II          FUND II
                                                        ---------------   ---------------      ---------------     ---------------
Units outstanding, beginning of period                               -                 -                    -                   -
Participant deposits                                             7,914            25,544              182,701              31,193
Participant transfers                                            3,289            28,895               47,585              33,596
Participant withdrawals                                             (2)                -                   13                   -
                                                        --------------------------------------------------------------------------
Units outstanding, end of period                                11,201            54,439              230,299              64,789
                                                        ==========================================================================

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)


                                                                                        SUBACCOUNT
                                                        --------------------------------------------------------------------------

                                                             VIP            VIP GROWTH
                                                         CONTRAFUND(R)     OPPORTUNITIES         VIP GROWTH         MUTUAL SHARES
                                                           PORTFOLIO         PORTFOLIO           PORTFOLIO         SECURITIES FUND
                                                        ---------------   ---------------      ---------------     ---------------
Units outstanding, beginning of period                               -                 -                    -                   -
Participant deposits                                            25,718             1,427               51,471              14,455
Participant transfers                                            1,824                 -                4,224               4,384
Participant withdrawals                                              -                 -                 (306)                  7
                                                        --------------------------------------------------------------------------
Units outstanding, end of period                                27,542             1,427               55,389              18,846
                                                        ==========================================================================


                                                           TEMPLETON         TEMPLETON           SCUDDER VIT
                                                            FOREIGN           GROWTH             EQUITY 500          TECHNOLOGY
                                                        SECURITIES FUND   SECURITIES FUND        INDEX FUND          PORTFOLIO
                                                        ---------------   ---------------      ---------------     ---------------
Units outstanding, beginning of period                               -                 -                    -                   -
Participant deposits                                            56,742            11,404               78,612              44,340
Participant transfers                                            9,276             5,771                3,784               6,937
Participant withdrawals                                             22                 -                    -                 893
                                                        --------------------------------------------------------------------------
Units outstanding, end of period                                66,040            17,175               82,396              52,170
                                                        ==========================================================================


                                                                              WANGER             WANGER U.S.
                                                        WANGER FOREIGN     INTERNATIONAL           SMALLER
                                                             FORTY           SMALL CAP            COMPANIES
                                                        ---------------   ---------------      ---------------
Units outstanding, beginning of period                               -                 -                    -
Participant deposits                                                 -            57,345              129,922
Participant transfers                                            4,008             6,283               20,564
Participant withdrawals                                              -               558                  253
                                                        ------------------------------------------------------
Units outstanding, end of period                                 4,008            64,186              150,739
                                                        ======================================================

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 6--FEES AND RELATED PARTY TRANSACTIONS

   Phoenix and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Account.

   Phoenix assumes the risk that annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that its expenses may be higher than the deductions for such expenses. In return for the assumption of these mortality and expense risks, Phoenix charges each subaccount the daily equivalent of 1.125% and .125% on an annual basis for mortality and expense risk fees and daily administrative fees, respectively.

   As compensation for administrative services provided to the Account, Phoenix generally receives $35 per year from each contract, which is deducted on a pro rata basis from the subaccounts and Guaranteed Interest Account in which contract/policy owners have an interest. Such fees aggregated $876 and $0 for the years ended December 31, 2003 and 2002, respectively.

   PEPCO is the principal underwriter and distributor for the Account.

   On surrender of a contract, contingent deferred sales charges, which vary from 0-7% depending upon the duration of each contract deposit, are deducted from the proceeds and are paid to Phoenix as reimbursement for services provided. Contingent deferred sales charges deducted and paid to Phoenix aggregated $194 and $94 for the years ended December 31, 2003 and 2002, respectively.

NOTE 7--DISTRIBUTION OF NET INCOME

   The Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 8--DIVERSIFICATION REQUIREMENTS

   Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817 (h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

   The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. Phoenix intends that each of the subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

NOTE 9--MERGERS

   On February 7, 2003, Aberdeen International acquired all of the net assets of Aberdeen New Asia pursuant to an Agreement and Plan of Reorganization approved by Aberdeen New Asia shareholders on January 7, 2003. The acquisition was accomplished by a tax-free exchange of 1,885,115 shares of Aberdeen International valued at $14,391,123 for 1,913,078 shares of Aberdeen New Asia outstanding on February 7, 2003. Aberdeen New Asia's net assets on that date of $14,391,123, including $618,515 of net unrealized depreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $116,991,498.

   On February 14, 2003, Janus Growth acquired all of the net assets of MFS Investors Growth Stock ("Growth Stock") and Van Kampen Focus Equity ("Focus Equity") pursuant to an Agreement and Plan of Reorganization approved by Growth Stock and Focus Equity shareholders on February 14, 2003. The acquisition was accomplished by a tax-free exchange of 1,209,595 shares of Growth Stock valued at $5,807,615 and 1,287,119 shares of Focus Equity valued at $6,179,826 for 1,952,845 shares of Janus Growth outstanding on February 14, 2003. Growth Stock's net assets of $5,807,615, including $135,964 of net unrealized depreciation and Focus Equity's net assets of $6,179,826, including $380,781 of net unrealized depreciation were combined with those of Janus Growth. The aggregate net assets of Janus Growth immediately after the merger were $63,057,943. Immediately following the merger, Janus Growth was renamed MFS Investors Growth Stock. Immediately prior to the Special Meeting of Shareholders, Phoenix Variable Advisors, Inc. ("PVA"), as authorized pursuant to an exemptive order from the Securities and Exchange Commission, replaced Janus Capital Management LLC with MFS Investment Management ("MFS") as subadvisor to the Surviving Series. PVA and MFS have also agreed that they would serve as advisor and subadvisor, respectively, to the Surviving Series for the same management fees as currently charged to the former Phoenix-MFS Investors Growth Stock Series. Accordingly, the annual expenses and expense cap reimbursements for the Surviving Series are the same as those of the former Phoenix-MFS Investors Growth Stock Series. MFS is going to manage the Surviving Series in a manner comparable with the former Phoenix-MFS Investors Growth Stock Series. As part of the reorganizations, the Surviving Series has been renamed Phoenix-MFS Investors Growth Stock Series.

NOTE 10--MANAGER OF MANAGERS EXEMPTIVE ORDER

   The Phoenix Edge Series Fund ("PESF") and the investment advisor, Phoenix Variable Advisors, Inc. ("PVA"), have received an exemptive order from the Securities and Exchange Commission granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA is, subject to supervision and approval of PESF's Board of Trustees, permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of PESF. PESF and PVA therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

NOTE 11--MIXED AND SHARED FUNDING

   Shares of PESF are not directly offered to the public. Shares of PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix Life Insurance Company ("Phoenix"), PHL Variable Insurance Company ("PHL Variable"), and Phoenix Life and Annuity Company ("PLAC"). Shares of PESF may be offered to separate accounts of other insurance companies in the future.

   The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. PESF's Trustees currently do not foresee any such differences or

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

disadvantages at this time. However, PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in PESF or shares of another fund may be substituted.

NOTE 12--PROPOSED REORGANIZATION

   On November 11, 2003, The Board of Trustees of PESF approved a Plan of Reorganization to merge Janus Flexible Income into Goodwin Multi-Sector Fixed Income.

   If the shareholders approve the Plan of Reorganization Janus Flexible Income will transfer all or substantially all of its assets and its liabilities to Goodwin Multi-Sector Fixed Income. In exchange, shareholders of Janus Flexible Income will receive a proportional number of shares in Goodwin Multi-Sector Fixed Income. The shareholders of Janus Flexible Income must approve the Plan of Reorganization before any transaction can take place. The next meeting of the shareholders of Janus Flexible Income will be held on April 14, 2004, at which time, this matter will be submitted for a shareholder vote.

NOTE 13--OTHER

   Effective July 31, 2003, the name of the subadvisor of Northern Dow 30 and Northern Nasdaq-100 Index(R) changed to Northern Trust Investments N.A. from Northern Trust Investments, Inc.

   On October 23, 2003 the Executive Committee of the Board of Trustees of PESF approved replacement of the "Hollister" division of PIC with the "Oakhurst" division of PIC with respect to investment management of Oakhurst Value Equity. The Executive Committee also approved a name change for the Phoenix-Hollister Value Equity Series to the Phoenix-Oakhurst Value Equity Series. The Board of Trustees ratified the Executive Committee's decision at the Board of Trustees meeting on November 11, 2003. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series will not be affected as a result of this change.

   The Board of Trustees of PESF has approved a name change for the Phoenix-Kayne Large-Cap Core Series to the Phoenix-Kayne Rising Dividends Series. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series will not be affected as a result of this change. This change was completed on November 3, 2003.

                         REPORT OF INDEPENDENT AUDITORS



PRICEWATERHOUSECOOPERS [LOGO]


To the Board of Directors of Phoenix Life Insurance Company and
Participants of Phoenix Life Variable Accumulation Account (Phoenix Spectrum Edge(SM) (Death Benefit Option 2)):

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Phoenix Life Variable Accumulation Account (Phoenix Spectrum Edge(SM) (Death Benefit Option 2)) at December 31, 2003, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Phoenix Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2003 by correspondence with the mutual funds, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers


Hartford, Connecticut
March 19, 2004

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
Phoenix Life Insurance Company
One American Row
Hartford, Connecticut 06115

PHOENIX EQUITY PLANNING CORPORATION
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

CUSTODIANS
JPMorgan Chase Bank
270 Park Avenue
New York, New York 10017-2070

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

         PHOENIX LIFE
         INSURANCE COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.) CONSOLIDATED FINANCIAL STATEMENTS
         DECEMBER 31, 2003 AND 2002

                                TABLE OF CONTENTS

                                                                                                                   PAGE
                                                                                                               -------------

Report of Independent Auditors............................................................................         F-3

Consolidated Balance Sheet as of December 31, 2003 and 2002...............................................         F-4

Consolidated Statement of Income and Comprehensive Income
  for the years ended 2003, 2002 and 2001.................................................................         F-5

Consolidated Statement of Cash Flows for the years ended 2003, 2002 and 2001..............................         F-6

Consolidated Statement of Changes in Stockholder's Equity
  for the years ended 2003, 2002 and 2001.................................................................         F-7

Notes to Consolidated Financial Statements................................................................       F-8 - F-45

PRICEWATERHOUSECOOPERS [logo]

--------------------------------------------------------------------------------

                                                      PRICEWATERHOUSECOOPERS LLP
                                                                100 Pearl Street
                                                          Hartford CT 06103-4508
                                                        Telephone (860) 241 7000
                                                        Facsimile (860) 241 7590



                         REPORT OF INDEPENDENT AUDITORS



To the Board of Directors and Stockholder of Phoenix Life Insurance Company:

In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income and comprehensive income, cash flows and changes in stockholder's equity present fairly, in all material respects, the financial position of Phoenix Life Insurance Company and its subsidiaries (the Company) at December 31, 2003 and 2002, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for goodwill and other intangible assets in 2002 and for venture capital partnerships, securitized financial instruments and derivative instruments in 2001. In addition, as discussed in Note 1, the Company has revised its financial statements as of December 31, 2002 and for each of the two years in the period ended December 31, 2002.



/s/ PricewaterhouseCoopers LLP

March 9, 2004

                         PHOENIX LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEET
                 ($ amounts in millions, except per share data)
                           DECEMBER 31, 2003 AND 2002


                                                                                                                  2002
                                                                                                 2003           RESTATED
                                                                                            ---------------  ---------------

ASSETS:
Available-for-sale debt securities, at fair value.........................................   $   13,268.8     $   11,889.5
Equity securities, at fair value..........................................................          184.0            251.9
Mortgage loans, at unpaid principal balances..............................................          284.1            468.8
Venture capital partnerships, at equity in net assets.....................................          234.9            228.6
Affiliate equity and debt securities......................................................           47.5            134.7
Policy loans, at unpaid principal balances................................................        2,227.8          2,195.9
Other investments.........................................................................          388.7            380.9
                                                                                            ---------------  ---------------
                                                                                                 16,635.8         15,550.3
Available-for-sale debt and equity securities pledged as collateral.......................        1,350.0          1,358.7
                                                                                            ---------------  ---------------
Total investments.........................................................................       17,985.8         16,909.0
Cash and cash equivalents.................................................................          382.7          1,027.8
Accrued investment income.................................................................          222.3            192.3
Premiums, accounts and notes receivable...................................................          251.8            247.3
Deferred policy acquisition costs.........................................................        1,325.7          1,201.8
Deferred income taxes.....................................................................           30.2             30.0
Goodwill and other indefinite-lived intangible assets.....................................            5.1              3.1
Other assets..............................................................................          162.0            158.0
Separate account and investment trust assets..............................................        6,083.2          4,371.2
                                                                                            ---------------  ---------------
TOTAL ASSETS..............................................................................   $   26,448.8     $   24,140.5
                                                                                            ===============  ===============

LIABILITIES:
Policy liabilities and accruals...........................................................   $   13,088.6     $   12,680.0
Policyholder deposit funds................................................................        3,642.7          3,395.7
Indebtedness..............................................................................          175.0            175.0
Other general account liabilities.........................................................          321.0            378.4
Non-recourse collateralized obligations...................................................        1,472.0          1,609.5
Separate account and investment trust liabilities.........................................        6,083.2          4,371.2
                                                                                            ---------------  ---------------
TOTAL LIABILITIES.........................................................................       24,782.5         22,609.8
                                                                                            ---------------  ---------------

MINORITY INTEREST:
MINORITY INTEREST IN NET ASSETS OF SUBSIDIARIES...........................................           27.9             19.0
                                                                                            ---------------  ---------------

STOCKHOLDER'S EQUITY:
Common stock, ($1,000 par value, 10,000 shares authorized and outstanding)................           10.0             10.0
Additional paid-in capital................................................................        1,714.9          1,714.9
Accumulated deficit.......................................................................         (127.5)          (118.6)
Accumulated other comprehensive income....................................................           41.0            (94.6)
                                                                                            ---------------  ---------------
TOTAL STOCKHOLDER'S EQUITY................................................................        1,638.4          1,511.7
                                                                                            ---------------  ---------------
TOTAL LIABILITIES, MINORITY INTEREST AND STOCKHOLDER'S EQUITY.............................   $   26,448.8     $   24,140.5
                                                                                            ===============  ===============

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME
                             ($ amounts in millions)
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001


                                                                                                 2002              2001
                                                                                2003           RESTATED          RESTATED
                                                                           ---------------  ---------------   ---------------

 REVENUES:
 Premiums................................................................   $    1,042.2     $    1,082.0      $    1,112.7
 Insurance and investment product fees...................................          279.8            260.9             430.0
 Investment income, net of expenses......................................        1,098.2            938.3             885.4
 Net realized investment gains (losses)..................................         (100.0)           (43.8)            136.7
                                                                           ---------------  ---------------   ---------------
 TOTAL REVENUES..........................................................        2,320.2          2,237.4           2,564.8
                                                                           ---------------  ---------------   ---------------

 BENEFITS AND EXPENSES:
 Policy benefits, excluding policyholder dividends.......................        1,454.0          1,436.1           1,406.7
 Policyholder dividends..................................................          418.8            401.8             400.1
 Policy acquisition cost amortization....................................           94.0             91.6             133.0
 Intangible asset amortization...........................................           --                0.2              24.7
 Interest expense on indebtedness........................................           12.2             12.2              20.0
 Interest expense on non-recourse collateralized obligations.............           48.9             30.5              42.3
 Demutualization expenses................................................           --               --                25.9
 Other operating expenses................................................          253.2            290.8             468.8
                                                                           ---------------  ---------------   ---------------
 TOTAL BENEFITS AND EXPENSES.............................................        2,281.1          2,263.2           2,521.5
                                                                           ---------------  ---------------   ---------------
 Income (loss) from continuing operations
   before income taxes and minority interest.............................           39.1            (25.8)             43.3
 Applicable income taxes (benefit).......................................            3.7            (15.4)            (15.3)
                                                                           ---------------  ---------------   ---------------
 Income (loss) from continuing operations before minority interest.......           35.4            (10.4)             58.6
 Minority interest in net income of subsidiaries.........................            0.5              0.6               3.7
                                                                           ---------------  ---------------   ---------------
 INCOME (LOSS) FROM CONTINUING OPERATIONS................................           34.9            (11.0)             54.9
 Loss from discontinued operations.......................................           --               --                (0.9)
                                                                           ---------------  ---------------   ---------------
 INCOME (LOSS) BEFORE CUMULATIVE EFFECT OF ACCOUNTING CHANGES............           34.9            (11.0)             54.0
 Cumulative effect of accounting changes:
 Goodwill and other intangible assets....................................           --              (10.3)             --
 Venture capital partnerships............................................           --               --               (48.8)
 Securitized financial instruments.......................................           --               --               (20.5)
 Derivative instruments..................................................           --               --                 3.9
                                                                           ---------------  ---------------   ---------------
 NET INCOME (LOSS).......................................................   $       34.9     $      (21.3)     $      (11.4)
                                                                           ===============  ===============   ===============

 COMPREHENSIVE INCOME:
 NET INCOME (LOSS).......................................................   $       34.9     $      (21.3)     $      (11.4)
 OTHER COMPREHENSIVE INCOME (LOSS).......................................          135.6           (111.8)            (14.5)
                                                                           ---------------  ---------------   ---------------
 COMPREHENSIVE INCOME (LOSS).............................................   $      170.5     $     (133.1)     $      (25.9)
                                                                           ===============  ===============   ===============

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF CASH FLOWS
                             ($ amounts in millions)
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001


                                                                                                 2002              2001
                                                                                2003           RESTATED          RESTATED
                                                                           ---------------  ---------------   ---------------

 OPERATING ACTIVITIES:
 Income (loss) from continuing operations................................   $       34.9     $      (11.0)     $       54.9
 Net realized investment (gains) losses..................................          100.0             43.8            (136.7)
 Amortization and depreciation...........................................           16.2             20.5              43.2
 Investment loss (income)................................................          (81.6)            67.2              97.4
 Deferred income taxes (benefit).........................................            4.0             (8.8)            (28.3)
 Increase in receivables.................................................          (20.9)           (50.9)            (76.9)
 Deferred policy acquisition costs (increase) decrease...................         (111.5)          (174.1)            (76.2)
 (Increase) decrease in policy liabilities and accruals..................          469.6            468.4             322.0
 Other assets and other liabilities net change...........................          (18.4)           (57.9)             62.6
                                                                           ---------------  ---------------   ---------------
 Cash from continuing operations.........................................          392.3            297.2             262.0
 Discontinued operations, net............................................          (34.3)           (53.1)            (75.1)
                                                                           ---------------  ---------------   ---------------
 CASH FROM OPERATING ACTIVITIES..........................................          358.0            244.1             186.9
                                                                           ---------------  ---------------   ---------------

INVESTING ACTIVITIES:
Investment purchases....................................................        (5,611.5)        (4,951.5)         (3,822.3)
Investment sales, repayments and maturities.............................         4,417.2          3,550.0           2,285.0
Debt and equity securities pledged as collateral purchases..............           (56.9)          (891.6)           (116.4)
Debt and equity securities pledged as collateral sales..................           171.5             96.0             127.4
Subsidiary purchases....................................................            --               --              (368.1)
Subsidiary sales........................................................            --               --               659.8
Premises and equipment additions........................................           (19.6)           (13.6)            (13.7)
Premises and equipment dispositions.....................................            --               --                --
Discontinued operations, net............................................            (6.7)            37.8              77.5
                                                                           ---------------  ---------------  ----------------
CASH (FOR) FROM INVESTING ACTIVITIES....................................        (1,106.0)        (2,172.9)         (1,170.8)
                                                                           ---------------  ---------------  ----------------

 FINANCING ACTIVITIES:
 Policyholder deposit fund receipts, net.................................          247.0          1,669.9             836.8
 Other indebtedness proceeds.............................................           --               --               180.0
 Indebtedness repayments.................................................           --               --              (144.5)
 Collateralized obligations proceeds (repayments), net...................          (99.6)           841.6              --
 Common stock issuance...................................................           --               --                10.0
 Common stock dividends paid.............................................          (44.5)          (113.8)           (132.3)
 Capital contributions from parent.......................................           --               --                78.6
 Minority interest distributions.........................................           --               --                (5.8)
 Other financing activities, net.........................................           --               --                --
                                                                          ----------------  ---------------  ----------------
 CASH FROM FINANCING ACTIVITIES..........................................          102.9          2,397.7             822.8
                                                                          ----------------  ---------------  ----------------
 CHANGE IN CASH AND CASH EQUIVALENTS.....................................         (645.1)           468.9            (161.1)
 Cash and cash equivalents, beginning of year............................        1,027.8            558.9             720.0
                                                                          ----------------  ---------------  ----------------
 CASH AND CASH EQUIVALENTS, END OF YEAR..................................  $       382.7     $    1,027.8     $       558.9
                                                                          ================  ===============  ================

Included in cash and cash equivalents above is cash pledged as collateral of $72.0 million, $57.0 million and $11.0 million at December 31, 2003, 2002 and 2001, respectively.

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDER'S EQUITY
                 ($ amounts in millions, except per share data)
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001


                                                                                                 2002             2001
                                                                                2003           RESTATED         RESTATED
                                                                           ---------------  ---------------  ---------------

COMMON STOCK AND ADDITIONAL PAID-IN CAPITAL:
Transfer from retained earnings for common shares
   issued in demutualization (10,000 shares)............................    $       --       $       --       $     1,722.0
Contribution from parent for transfer of additional
   minimum pension liability............................................            --               14.4              --

RETAINED EARNINGS (ACCUMULATED DEFICIT):
Net income (loss).......................................................            34.9            (21.3)            (11.4)
Common stock dividends declared.........................................           (44.5)          (113.8)           (132.3)
Transfer to common stock and additional paid-in capital
   for common shares issued in demutualization..........................            --               --            (1,722.0)
Demutualization contribution from parent................................            --               --               130.1
Policyholder cash payments and policy credits...........................            --               --               (41.5)
Equity adjustment for policyholder dividend obligation, net.............            --               --               (30.3)
Other equity adjustments................................................             0.7             --                 3.2

ACCUMULATED OTHER COMPREHENSIVE INCOME:
Other comprehensive income (loss).......................................           135.6           (111.8)            (14.5)
                                                                           ---------------  ---------------  ---------------
CHANGE IN STOCKHOLDER'S EQUITY..........................................           126.7           (232.5)            (96.7)
Stockholder's equity, beginning of year.................................         1,511.7          1,744.2           1,840.9
                                                                           ---------------  ---------------  ---------------
STOCKHOLDER'S EQUITY, END OF YEAR.......................................    $    1,638.4     $    1,511.7     $     1,744.2
                                                                           ===============  ===============  ===============

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                             ($ amounts in millions)
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001


1. ORGANIZATION AND OPERATIONS

Phoenix Life Insurance Company and its subsidiaries (together, Phoenix Life) offer a broad range of life insurance and annuity products in the United States of America. Phoenix Life Insurance Company is a wholly-owned subsidiary of The Phoenix Companies, Inc. (The Phoenix Companies), a publicly traded company on the New York Stock Exchange. Significant intercompany accounts and transactions have been eliminated in consolidating these financial statements. We have restated certain amounts on our Consolidated Statement of Income and Comprehensive Income and our Consolidated Balance Sheet which is further described below. Also, we have reclassified certain amounts for 2002 and 2001 to conform with 2003 presentations.

We have prepared these financial statements in accordance with generally accepted accounting principles (GAAP). In preparing these financial statements in conformity with GAAP, we are required to make estimates and assumptions that affect the reported amounts of assets and liabilities at reporting dates and the reported amounts of revenues and expenses during the reporting periods. Actual results will differ from these estimates and assumptions. We employ significant estimates and assumptions in the determination of deferred policy acquisition costs; policyholder liabilities and accruals; the valuation of goodwill and other intangible assets, investments in debt and equity securities, venture capital partnerships and affiliates; pension and other postemployment benefits liabilities and accruals for contingent liabilities. Significant accounting policies are presented throughout the notes in italicized type.

In December 1999, we began the process of reorganizing and demutualizing our then principal operating company, Phoenix Home Life Mutual Insurance Company (Phoenix Home Life). We completed the process in June 2001, when all policyholder membership interests in the mutual company were extinguished and eligible policyholders of the mutual company received shares of common stock, $28.8 of cash and $12.7 of policy credits as compensation. Phoenix Home Life's retained earnings immediately following the demutualization (net of cash payments and policy credits that were charged directly to retained earnings) were reclassified to common stock and additional paid-in capital valued at $1,722.0. To protect the future dividends of these policyholders, we also established a closed block for their existing policies, which we describe in
Note 2.

ACCOUNTING CHANGES

As of December 31, 2003, we adopted a new accounting standard for special purpose variable interest entities which we describe further in Note 7. We recognized no cumulative effect of accounting change in 2003 as a result of our adoption of this new accounting standard.

At the beginning of 2002, we adopted a new accounting standard for goodwill and other intangible assets and recorded the cumulative effect of the adoption as a charge to earnings. We describe the adoption of this standard further in Note 4.

At the beginning of 2001, we adopted a new accounting standard for derivative instruments and recorded the cumulative effect of the adoption as a credit to both earnings and other comprehensive income. We describe the adoption further in Note 12. Also at the beginning of 2001, we changed our accounting for venture capital partnerships to remove the lag in reporting their operating results and recorded the effect of this change as a charge to earnings. Additionally, in the beginning of the second quarter of 2001, we adopted a new accounting pronouncement for securitized financial instruments and recorded the cumulative effect of the adoption as a charge to earnings. We describe these changes further in Note 3.

Pro forma information on income (loss) from continuing operations for 2001 assuming retroactive application of the accounting changes for goodwill and other intangible assets and venture capital partnerships follows:

                                                                     2001
                                                --------------------------------
                                                                     ACTUAL
                                                  PRO FORMA         RESTATED
                                                ---------------  ---------------

Income (loss) from continuing operations......   $       65.3     $       54.9

Effective January 1, 2004, we are required to adopt the AICPA's Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts (SOP 03-1). SOP 03-1 provides guidance related to the accounting, reporting and disclosure of certain insurance contracts and separate accounts, including guidance for computing reserves for products with guaranteed benefits, such as guaranteed minimum death benefits, and for products with annuitization benefits such as guaranteed minimum income benefits. In addition, SOP 03-1 addresses the presentation and reporting of separate accounts, as well as rules concerning the capitalization and amortization of sales inducements. This new accounting standard largely codifies our current accounting and reserving practices related to our applicable non-traditional long-duration contracts and separate accounts and, thus, our adoption is not expected to have a material effect on our financial statements.

We have restated certain 2002 and 2001 amounts on our Consolidated Statement of Income and Comprehensive Income and our Consolidated Balance Sheet with respect to our method of consolidation for several of our sponsored collateralized obligation trusts which we further describe in Note 7. Revised and originally reported amounts for select financial statement components for the years 2002 and 2001 and as of 2002 follow ($ amounts in millions, except per share data):

                                                                       2002                               2001
                                                         ---------------------------------  ---------------------------------
                                                               AS                AS               AS                AS
                                                            RESTATED          REPORTED         RESTATED          REPORTED
                                                         ---------------   ---------------  ---------------   ---------------
INCOME STATEMENT DATA
Investment income......................................   $      938.3      $      907.3     $      885.4      $      842.7
Realized investment gains (losses).....................          (43.8)            (17.5)           136.7             150.1
Interest expense on non-recourse
  collateralized obligations...........................           30.5              --               42.3              --
Net (income) loss from continuing operations...........          (11.0)             15.3             54.9              66.5
Net income (loss)......................................   $      (21.3)     $        5.0     $      (11.4)     $        1.1

BALANCE SHEET DATA
Available-for-sale equity securities...................   $      251.9      $      256.9
Available-for-sale debt and equity securities
  pledged as collateral................................        1,358.7              --
Cash and cash equivalents..............................        1,027.8             970.8
Other assets...........................................          158.0             146.8
Separate account assets................................        4,371.2              --
Separate account and investment trust assets...........           --             5,793.1
Non-recourse collateralized obligations................        1,609.5              --
Separate account liabilities...........................        4,371.2              --
Separate account and investment trust liabilities......           --             5,793.1
Minority interest in net assets of subsidiaries........           19.0               1.7
Stockholder's equity...................................   $    1,511.7      $    1,716.6

As reported 2002 and 2001, amounts reflect reclassifications related to discontinued operations and other reclassifications to conform to 2003 presentation. Reduction of December 2001 stockholder's equity due to the change in method of consolidation of $87.9 million is reflected as a decrease to 2002 opening stockholder's equity.

BUSINESS COMBINATIONS AND DISPOSITIONS

In January of 2001, Phoenix Life purchased the minority interest in Phoenix Investment Partners, Ltd. (Phoenix Investment Partners). This increased Phoenix Life's ownership from approximately 60% to 100%. On June 25, 2001 Phoenix Life sold Phoenix Investment Partners and certain other subsidiaries to The Phoenix Companies. Consequently, Phoenix Life's 2001 results include 100% of the results of Phoenix Investment Partners and certain other subsidiaries through June 25, 2001. Had both these transactions been completed at the beginning of 2001, our operating results would have differed. Selected operating information on a pro forma and an actual basis for the year 2001 follows:

                                                                  2001
                                                --------------------------------
                                                                     ACTUAL
                                                  PRO FORMA         RESTATED
                                                ---------------  ---------------

Revenues......................................   $    2,182.7     $    2,564.8
Income (loss) from continuing operations......   $      (35.0)    $       54.9


2. LIFE AND ANNUITY ACTIVITIES

The Life and Annuity activities includes individual life insurance and annuity products, including universal life, variable life, term life and fixed and variable annuities. It also includes the results of our closed block, which consists primarily of participating whole life products.

PREMIUM AND FEE REVENUE AND RELATED EXPENSES

We recognize life insurance premiums, other than premiums for universal life and certain annuity contracts, as premium revenue pro rata over the related contract periods. We match benefits, losses and related expenses with premiums over the related contract periods. Revenues for universal life products consist of net investment income and mortality, administration and surrender charges assessed against the fund values during the period. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values.

REINSURANCE

We use reinsurance agreements to provide for greater diversification of business, allow us to control exposure to potential losses arising from large risks and provide additional capacity for growth.

We recognize assets and liabilities related to reinsurance ceded contracts on a gross basis. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

We remain liable to the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect. Failure of the reinsurers to honor their obligations could result in losses to us; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize our exposure to significant losses from reinsurance insolvencies, we evaluate the financial condition of our reinsurers and monitor concentration of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers.

Our reinsurance program varies based on the type of risk, for example:

   o On direct policies, the maximum of individual life insurance retained by us on any one life is $10 million for single life and joint first-to-die policies and $12 million for joint last-to-die policies, with excess amounts ceded to reinsurers.
   o We reinsure 80% of the mortality risk on the inforce block of the Confederation Life business we acquired in December 1997.
   o We entered into two separate reinsurance agreements in 1998 and 1999 to reinsure 80% and 60%, respectively, of the mortality risk on a substantial portion of our otherwise retained individual life insurance business.
   o We reinsure 80% to 90% of the mortality risk on certain new issues of term.
   o We reinsure 100% of guaranteed minimum death benefits on a block of variable deferred annuities issued between January 1, 1996 through December 31, 1999, including subsequent deposits. We retain the guaranteed minimum death benefits risks on the remaining variable deferred annuity inforce that is not covered by this reinsurance arrangement.
   o We assume and cede business related to the group accident and health block in run-off. While we are not writing any new contracts, we are contractually obligated to assume and cede premiums related to existing contracts.

Additional information on direct business written and reinsurance assumed and ceded for continuing operations for 2003, 2002 and 2001 follows ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Direct premiums.........................................................    $    1,092.1     $    1,104.2     $    1,145.5
Premiums assumed from reinsureds........................................            15.5             16.9              0.6
Premiums ceded to reinsurers............................................           (65.4)           (39.1)           (33.4)
                                                                           ---------------  ---------------  ---------------
PREMIUMS................................................................    $    1,042.2     $    1,082.0     $    1,112.7
                                                                           ===============  ===============  ===============
Percentage of amount assumed to net premiums............................             1.5%             1.6%             0.1%
                                                                           ===============  ===============  ===============

Direct policy benefits incurred.........................................    $      404.1     $      370.2     $      366.5
Policy benefits assumed from reinsureds.................................            34.8             27.6             17.2
Policy benefits ceded to reinsurers.....................................           (57.1)           (47.0)           (53.0)
                                                                           ---------------  ---------------  ---------------
POLICY BENEFITS.........................................................    $      381.8     $      350.8     $      330.7
                                                                           ===============  ===============  ===============

Direct life insurance inforce...........................................    $  122,591.8     $  112,842.8     $  105,517.9
Life insurance inforce assumed from reinsureds..........................           168.7            440.9             28.1
Life insurance inforce ceded to reinsurers..............................       (77,214.9)       (74,265.8)       (69,127.0)
                                                                           ---------------  ---------------  ---------------
LIFE INSURANCE INFORCE..................................................    $   45,545.6     $   39,017.9     $   36,419.0
                                                                           ===============  ===============  ===============
Percentage of amount assumed to net insurance inforce...................             0.4%             1.1%             0.1%
                                                                           ===============  ===============  ===============

Irrevocable letters of credit aggregating $57.7 million at December 31, 2003 have been arranged with commercial banks in favor of us to collateralize the ceded reserves.

VALLEY FORGE LIFE INSURANCE

In July 2002, we acquired the variable life and variable annuity business of Valley Forge Life Insurance Company (a subsidiary of CNA Financial Corporation), effective July 1, 2002. The business acquired had a total account value of $557.0 at June 30, 2002. This transaction was effected through a combination of coinsurance and modified coinsurance.

DEFERRED POLICY ACQUISITION COSTS

The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to production of new business, are deferred. In connection with our acquisitions of the Confederation Life business (1997), we recognized an asset for the present value of future profits (PVFP) representing the present value of estimated net cash flows embedded in the existing contracts acquired. This asset is included in deferred acquisition costs (DAC).

We amortize DAC and PVFP based on the related policy's classification. For individual participating life insurance policies, DAC and PVFP are amortized in proportion to estimated gross margins. For universal life, variable universal life and accumulation annuities, DAC and PVFP are amortized in proportion to estimated gross profits. Policies may be surrendered for value or exchanged for a different one of our products (internal replacement); the DAC balance associated with the replaced or surrendered policies is amortized to reflect these surrenders.

The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality and contract cancellations (i.e., lapses, withdrawals and surrenders). These assumptions are reviewed on a regular basis and are generally based on our past experience, industry studies, regulatory requirements and judgments about the future. Changes in estimated gross margins and gross profits based on actual experiences are reflected as an adjustment to total amortization to date resulting in a charge or credit to earnings. Finally, analyses are performed periodically to assess whether there are sufficient gross margins or gross profits to amortize the remaining DAC balances.

In 2002, we revised the mortality assumptions used in the development of estimated gross margins for the traditional participating block of business to reflect favorable experience. This revision resulted in a decrease in deferred policy acquisition cost amortization of $22.1 million ($14.4 million after income taxes). Also in 2002, we revised the long-term market return assumption for the variable annuity block of business from 8% to 7%. In addition, we recorded an impairment charge related to the recoverability of our deferred acquisition cost asset related to the variable annuity business. The revision in long-term market return assumption and the impairment charge resulted in a $13.5 million pre-tax ($8.8 million after income taxes) increase in policy acquisition cost amortization expense in the third quarter of 2002.

The activity in deferred policy acquisition costs for the years 2003, 2002 and 2001 follows:

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Direct acquisition costs deferred excluding acquisitions................    $      205.5     $      217.0     $      206.1
Acquisition costs recognized in Valley Forge Life acquisition...........            --               48.5             --
Costs amortized to expenses:
  Recurring costs related to operations.................................           (98.1)           (88.5)          (122.5)
(Cost) credit related to realized investment gains or losses............             4.1            (25.1)           (10.5)
  Non-recurring (cost) or credit for change in actuarial assumptions....            --               22.1             --
(Cost) or credit offsets to net unrealized investment gains or losses
  included in other comprehensive income................................            12.4            (95.9)            28.5
Equity adjustment for policyholder dividend obligation..................            --               --                3.1
                                                                           ---------------  ---------------  ---------------
Change in deferred policy acquisition costs.............................           123.9             78.1            104.7
Deferred policy acquisition costs, beginning of year....................         1,201.8          1,123.7          1,019.0
                                                                           ---------------  ---------------  ---------------
DEFERRED POLICY ACQUISITION COSTS, END OF YEAR..........................    $    1,325.7     $    1,201.8     $    1,123.7
                                                                           ===============  ===============  ===============

POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for life and annuity products. We establish liabilities in amounts adequate to meet the estimated future obligations of policies inforce. Future policy benefits for traditional life insurance are computed using the net level premium method on the basis of actuarial assumptions as to contractual guaranteed rates of interest, mortality rates guaranteed in calculating the cash surrender values described in such contracts and morbidity. Future policy benefits for variable universal life, universal life and annuities in the accumulation phase are computed using the deposit-method which is the sum of the account balance, unearned revenue liability and liability for minimum policy benefits. Future policy benefits for term and annuities in the payout phase that have significant mortality risk are computed using the net premium method on the basis of actuarial assumptions at the issue date of these contracts for rates of interest, contract administrative expenses, mortality and surrenders. We establish liabilities for outstanding claims, losses and loss adjustment expenses based on individual case estimates for reported losses and estimates of unreported losses based on past experience.

Policyholder liabilities are primarily for participating life insurance policies and universal life insurance policies. For universal life, this includes deposits received from customers and investment earnings on their fund balances, which range from 4.0% to 6.25% as of December 31, 2003 and 4.0% to 7.0% as of December 31, 2002, less administrative and mortality charges.

POLICYHOLDER DEPOSIT FUNDS

Policyholder deposit funds primarily consist of annuity deposits received from customers, dividend accumulations and investment earnings on their fund balances, which range from 1.0% to 12.3% as of December 31, 2003, less administrative charges.

FAIR VALUE OF INVESTMENT CONTRACTS

For purposes of fair value disclosures (Note 12), we determine the fair value of guaranteed interest contracts by assuming a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of projected contractual liability payments through final maturity. We valued the fair value of deferred annuities and supplementary contracts without life contingencies with an interest guarantee of one year or less at the amount of the policy reserve. In determining the fair value of deferred annuities and supplementary contracts without life contingencies with interest guarantees greater than one year, we used a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of the projected account value of the policy at the end of the current guarantee period.

Deposit type funds, including pension deposit administration contracts, dividend accumulations, and other funds left on deposit not involving life contingencies, have interest guarantees of less than one year for which interest credited is closely tied to rates earned on owned assets. For these liabilities, we assume fair value to be equal to the stated liability balances.

PARTICIPATING LIFE INSURANCE

Participating life insurance inforce was 38.8% and 45.5% of the face value of total individual life insurance inforce at December 31, 2003 and 2002, respectively. The premiums on participating life insurance policies were 67.4%, 70.4% and 73.5% of total individual life insurance premiums in 2003, 2002, and 2001, respectively.

FUNDS UNDER MANAGEMENT

Activity in annuity funds under management for 2003, 2002 and 2001 follows ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Deposits................................................................    $    1,428.1     $    2,258.5     $    1,492.9
Performance.............................................................           865.2           (338.0)          (563.1)
Fees....................................................................           (57.7)           (58.8)           (67.3)
Benefits and surrenders.................................................          (925.3)          (777.3)          (516.6)
                                                                           ---------------  ---------------  ---------------
Change in funds under management........................................         1,310.3          1,084.4            345.9
Funds under management, beginning of year...............................         5,833.5          4,749.1          4,403.2
                                                                           ---------------  ---------------  ---------------
ANNUITY FUNDS UNDER MANAGEMENT, END OF YEAR.............................    $    7,143.8     $    5,833.5     $    4,749.1
                                                                           ===============  ===============  ===============

DEMUTUALIZATION AND CLOSED BLOCK

Phoenix Home Life Mutual Insurance Company demutualized on June 25, 2001 by converting from a mutual life insurance company to a stock life insurance company, became a wholly-owned subsidiary of The Phoenix Companies, Inc. and changed its name to Phoenix Life Insurance Company.

Effective June 30, 2001, we adopted a new accounting pronouncement, which provided guidance on accounting by insurance enterprises for demutualization, including the emergence of earnings from and the financial presentation of the closed block established in connection with the demutualization. The pronouncement specifies that closed block assets, liabilities, revenues and expenses should be displayed with all other assets, liabilities, revenues and expenses of the insurance enterprise based on the nature of the particular item, with appropriate disclosures relating to the closed block. We recorded a charge on adoption of $30.3 million to equity representing the establishment of the policyholder dividend obligation along with the corresponding effect on deferred policy acquisition costs and deferred income taxes.

As specified in the plan of reorganization, Phoenix Life established a closed block as of December 31, 1999 to preserve over time the reasonable dividend expectations of individual life and annuity policyholders for which dividends were currently being paid or were expected to be paid under the then-current dividend scale. The closed block comprises a defined limited group of policies and a defined set of assets, is governed by a set of operating rules and will continue in effect as long as any policy in the closed block remains in effect.

Phoenix Life allocated assets to the closed block in an amount we believed sufficient to produce cash flows which, together with anticipated premiums and other revenues from the policies included in the closed block, we expect to support payment of obligations relating to these policies. These obligations include the payment of claims, certain expenses, taxes and policyholder dividends, which we estimated to continue at rates in effect for 2000.

We use the same accounting principles to account for the participating policies included in the closed block as we used prior to the date of demutualization. The only accounting policy difference is the establishment of the policyholder dividend obligation, described below.

The closed block assets, including future assets from cash flows generated by the assets and premiums and other revenues from the policies in the closed block, will benefit only holders of the policies in the closed block. The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, investment purchases and sales, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions, investment income and realized investment gains and losses on investments held outside the closed block that support the closed block business. All of these excluded income and expense items enter into the determination of total gross margins of closed block policies for the purpose of amortization of deferred policy acquisition costs.

In our financial statements, we present closed block assets, liabilities, revenues and expenses together with all other assets, liabilities, revenues and expenses. Within closed block liabilities, we have established a policyholder dividend obligation to record an additional liability to closed block policyholders for cumulative closed block earnings in excess of expected amounts calculated at the date of demutualization. These closed block earnings will not inure to stockholders but will result in additional future dividends to closed block policyholders unless otherwise offset by future performance of the closed block that is less favorable than expected.

As closed block liabilities exceed closed block assets, we have a net closed block liability at each period-end. This net liability represents the maximum future earning contribution to be recognized from the closed block and the change in this net liability each period is in the earnings contribution recognized from the closed block for the period. To the extent that actual cash flows differ from amounts anticipated, we may adjust policyholder dividends. If the closed block has excess funds, those funds will be available only to the closed block policyholders. However, if the closed block has insufficient funds to make policy benefit payments that are guaranteed, the payments will be made from assets outside of the closed block.

Summarized information on closed block assets and liabilities as of December 31, 2003 and 2002 and inception (December 31, 1999) follows ($ amounts in millions):

                                                                                2003             2002           INCEPTION
                                                                           ---------------  ---------------  ----------------

Debt securities.........................................................    $    6,906.4     $    6,431.1     $    4,773.1
Equity securities.......................................................            82.9             --               --
Mortgage loans..........................................................           228.5            373.2            399.0
Venture capital partnerships............................................            38.6              0.8             --
Policy loans............................................................         1,386.8          1,399.0          1,380.0
Other invested assets...................................................            46.7             --               --
                                                                           ---------------  ---------------  ----------------
Total closed block investments..........................................         8,689.9          8,204.1          6,552.1
Cash and cash equivalents...............................................            40.5            187.1             --
Accrued investment income...............................................           120.2            110.9            106.8
Receivables.............................................................            43.0             42.1             35.2
Deferred income taxes...................................................           377.0            402.7            389.4
Other closed block assets...............................................            62.3             45.2              6.2
                                                                           ---------------  ---------------  ----------------
TOTAL CLOSED BLOCK ASSETS...............................................         9,332.9          8,992.1          7,089.7
                                                                           ---------------  ---------------  ----------------
Policy liabilities and accruals.........................................         9,723.1          9,449.0          8,301.7
Policyholder dividends payable..........................................           369.8            363.4            325.1
Policyholder dividend obligation........................................           519.2            547.3             --
Other closed block liabilities..........................................            63.0             24.2             12.3
                                                                           ---------------  ---------------  ----------------
TOTAL CLOSED BLOCK LIABILITIES..........................................        10,675.1         10,383.9          8,639.1
                                                                           ---------------  ---------------  ----------------
EXCESS OF CLOSED BLOCK LIABILITIES OVER CLOSED BLOCK ASSETS.............    $    1,342.2     $    1,391.8     $    1,549.4
                                                                           ===============  ===============  ================

Closed block revenues and expenses and changes in the policyholder dividend obligation, all for the cumulative period from inception through December 31, 2003, the years 2003 and 2002 follow ($ amounts in millions):

                                                                             CUMULATIVE
                                                                                FROM
                                                                             INCEPTION           2003             2002
                                                                           ---------------  ---------------  ---------------


Premiums................................................................    $    4,238.1     $    1,000.1     $    1,043.2
Net investment income...................................................         2,211.2            573.1            562.0
Net realized investment losses..........................................           (89.1)            (9.4)           (49.3)
                                                                           ---------------  ---------------  ---------------
TOTAL REVENUES..........................................................         6,360.2          1,563.8          1,555.9
                                                                           ---------------  ---------------  ---------------
Policy benefits, excluding dividends....................................         4,360.5          1,058.0          1,079.4
Other operating expenses................................................            49.0             10.0             10.3
                                                                           ---------------  ---------------  ---------------
Total benefits and expenses, excluding policyholder dividends...........         4,409.5          1,068.0          1,089.7
                                                                           ---------------  ---------------  ---------------
Closed block contribution to income before dividends and income taxes...         1,950.7            495.8            466.2
Policyholder dividends..................................................         1,596.3            419.4            400.7
                                                                           ---------------  ---------------  ---------------
Closed block contribution to income before income taxes.................           354.4             76.4             65.5
Applicable income taxes.................................................           124.5             26.8             22.6
                                                                           ---------------  ---------------  ---------------
CLOSED BLOCK CONTRIBUTION TO INCOME.....................................    $      229.9     $       49.6     $       42.9
                                                                           ===============  ===============  ===============

Policyholder dividends provided through earnings........................    $    1,641.5     $      419.4     $      400.7
Policyholder dividends provided through other comprehensive income......           432.7            (45.5)           369.4
                                                                           ---------------  ---------------  ---------------
ADDITIONS TO POLICYHOLDER DIVIDEND LIABILITIES..........................         2,074.2            373.9            770.1
POLICYHOLDER DIVIDENDS PAID.............................................        (1,510.3)          (395.6)          (383.9)
                                                                           ---------------  ---------------  ---------------
Change in policyholder dividend liabilities.............................           563.9            (21.7)           386.2
Policyholder dividend liabilities, beginning of period..................           325.1            910.7            524.5
                                                                           ---------------  ---------------  ---------------
Policyholder dividend liabilities, end of period........................           889.0            889.0            910.7
Less: policyholder dividends payable, end of period.....................           369.8            369.8            363.4
                                                                           ---------------  ---------------  ---------------
POLICYHOLDER DIVIDEND OBLIGATION, END OF PERIOD.........................    $      519.2     $      519.2     $      547.3
                                                                           ===============  ===============  ===============

In addition to the closed block assets, we hold assets outside the closed block in support of closed block liabilities. We recognize investment earnings on these invested assets, less deferred policy acquisition cost amortization and allocated expenses, as an additional source of earnings to our stockholders.


3. INVESTING ACTIVITIES

DEBT AND EQUITY SECURITIES

We classify our debt and equity securities as available-for-sale and report them in our balance sheet at fair value. Fair value is based on quoted market price, where available. When quoted market prices are not available, we estimate fair value by discounting debt security cash flows to reflect interest rates currently being offered on similar terms to borrowers of similar credit quality (private placement debt securities), by quoted market prices of comparable instruments (untraded public debt securities) and by independent pricing sources or internally developed pricing models (equity securities).

See Note 7 for information on available-for-sale debt and equity securities pledged as collateral.

Fair value and cost of our debt securities at December 31, 2003 and 2002 follows:

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                           FAIR VALUE           COST          FAIR VALUE          COST
                                                         ---------------   ---------------  ---------------  ---------------

U.S. government and agency.............................   $      755.2      $      714.5     $      457.0     $      426.7
State and political subdivision........................          510.3             468.4            534.7            481.9
Foreign government.....................................          260.4             239.0            183.9            168.4
Corporate..............................................        6,763.4           6,408.2          5,485.2          5,138.7
Mortgage-backed........................................        3,097.5           2,963.4          3,099.9          2,901.9
Other asset-backed.....................................        1,882.0           1,863.6          2,128.8          2,094.1
                                                         ---------------   ---------------  ---------------  ---------------
DEBT SECURITIES........................................   $   13,268.8      $   12,657.1     $   11,889.5     $   11,211.7
                                                         ===============   ===============  ===============  ===============

Amounts applicable to the closed block.................   $    6,906.4      $    6,471.1     $    6,431.1     $    5,952.9
                                                         ===============   ===============  ===============  ===============

For mortgage-backed and other asset-backed debt securities, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic lives of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and any resulting adjustment is included in net investment income. For certain asset-backed securities, changes in estimated yield are recorded on a prospective basis and specific valuation methods are applied to these securities to determine if there has been an other-than-temporary decline in value.

For 2003 and 2002, net investment income was lower by $10.4 million and $6.2 million, respectively, due to non-income producing debt securities. Of these amounts, $5.5 million and $5.2 million, respectively, related to the closed block.

Fair value and cost of our general account equity securities as of December 31, 2003 and 2002 follow ($ amounts in millions):

                                                                      2003                               2002
                                                          FAIR VALUE           COST          FAIR VALUE          COST
                                                         ---------------   ---------------  ---------------  ---------------

Hilb, Rogal and Hamilton (HRH) common stock............   $       --        $       --       $       11.1     $        2.6
GE Life and Annuity Assurance and
  GE Group Life Assurance common stock.................           --                --               60.5             50.4
Lombard International Assurance, S.A...................           41.1              41.1             33.8             33.8
PXRE Group common stock................................           --                --               27.7              9.4
Other equity securities................................          142.9             127.3            118.8            112.4
                                                         ---------------   ---------------  ---------------  ---------------
EQUITY SECURITIES......................................   $      184.0      $      168.4     $      251.9     $      208.6
                                                         ===============   ===============  ===============  ===============

Amounts applicable to the closed block.................   $       82.9      $       75.0     $       --       $       --
                                                         ===============   ===============  ===============  ===============

In the fourth quarter of 2003, we sold our 3.0% and 3.1% equity interests in two life insurance subsidiaries of General Electric Company for $72.0 million and realized a gain of $21.6 million ($14.0 million after income taxes). Also in that quarter, we sold our 9.3% equity interest in PXRE Group Ltd., a property catastrophe reinsurer, for $23.1 million and realized a gain of $13.7 million ($8.9 million after income taxes).

Lombard International Assurance, S.A. (Lombard) is a pan-European life insurance company, based in Luxembourg, which writes unit-linked life assurance policies for high-net-worth private investors. We own 12% of Lombard's ordinary shares and Aberdeen owns an additional 15% of Lombard's ordinary shares.

Hilb, Rogal and Hamilton Company (HRH) is a Virginia-based property and casualty insurance and employee benefit products distributor, traded on the New York Stock Exchange; we owned 6.4% of its common shares, as well as convertible debt securities, and, prior to November 2002, we had a contractual right to designate two nominees for election to its board of directors. In November 2002, we completed a transaction where it is no longer appropriate to consider HRH as an affiliate for accounting and reporting purposes.

Our ownership of HRH included common stock and convertible notes, which we received when we sold our property and casualty insurance distribution business to HRH in 1999. The common stock and the notes, if converted, would have represented 16.8% of HRH's common stock outstanding.

On November 12, 2002, we converted our HRH note into shares of HRH common stock, when our total HRH holdings had a total fair value of $167.1. On the following day, we sold shares of HRH common stock to The Phoenix Companies for $157.4.

As a result of these transactions, we recorded a gross realized investment gain of $107.1 in 2002. Net of offsets for applicable deferred policy acquisition costs, our realized gain was $38.8. We calculated our gains using the specific identification of the securities sold.

In 2003, we sold our remaining shares of HRH common stock in the open market for $9.4 million and recorded a gross realized investment gain of $6.9 million ($4.5 million after income taxes).

Gross and net unrealized gains and losses from our general account's debt and equity securities as of December 31, 2003 and 2002 follow ($ amounts in millions):

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                             GAINS             LOSSES           GAINS            LOSSES
                                                         ---------------   ---------------  ---------------  ---------------

U.S. government and agency.............................   $       44.0      $       (1.5)    $       30.5     $       (0.2)
State and political subdivision........................           43.5              (1.6)            53.1             (0.3)
Foreign government.....................................           23.2              (1.8)            20.2             (4.7)
Corporate..............................................          400.4             (47.0)           442.8            (96.3)
Mortgage-backed........................................          143.4              (9.3)           198.5             (0.5)
Other asset-backed.....................................           55.6             (37.2)            85.0            (50.3)
                                                         ---------------   ---------------  ---------------  ---------------
Debt securities gains and losses.......................   $      710.1      $      (98.4)    $      830.1     $     (152.3)
                                                         ===============   ===============  ===============  ===============
DEBT SECURITIES NET GAINS..............................   $      611.7                       $      677.8
                                                         ===============                    ===============

Hilb, Rogal and Hamilton common stock..................   $       --        $       --       $        8.5     $       --
GE Life and Annuity Assurance and
  GE Group Life Assurance common stock.................           --                --               10.1             --
PXRE Group common stock................................           --                --               18.3             --
Other equity securities................................           17.4              (1.8)            21.8            (15.4)
                                                         ---------------   ---------------  ---------------  ---------------
Equity securities gains and losses.....................   $       17.4      $       (1.8)    $       58.7     $      (15.4)
                                                         ===============   ===============  ===============  ===============
EQUITY SECURITIES NET GAINS............................   $       15.6                       $       43.3
                                                         ===============                    ===============

The aging of temporarily impaired general account debt and equity securities as of December 31, 2003 is as follows ($ amounts in millions):

                                               LESS THAN 12 MONTHS       GREATER THAN 12 MONTHS               TOTAL
                                            --------------------------- --------------------------- ---------------------------
                                                FAIR       UNREALIZED       FAIR       UNREALIZED       FAIR       UNREALIZED
                                                VALUE        LOSSES        VALUE         LOSSES        VALUE         LOSSES
                                            ------------- ------------- ------------- ------------- ------------- -------------
DEBT SECURITIES
U.S. government and agency................   $     90.2    $     (1.5)   $     --      $     --      $     90.2    $     (1.5)
State and political subdivision...........         63.8          (1.6)         --            --            63.8          (1.6)
Foreign government........................         14.6          (1.8)         --            --            14.6          (1.8)
Corporate.................................        915.9         (31.5)        193.6         (15.5)      1,109.5         (47.0)
Mortgage-backed...........................        640.7          (9.3)          1.5          --           642.2          (9.3)
Other asset-backed........................        240.4         (10.6)        135.4         (26.6)        375.8         (37.2)
                                            ------------- ------------- ------------- ------------- ------------- -------------
DEBT SECURITIES...........................   $  1,965.6    $    (56.3)   $    330.5    $    (42.1)   $  2,296.1    $    (98.4)
COMMON STOCK..............................         21.1          (1.2)          3.7          (0.6)         24.8          (1.8)
                                            ------------- ------------- ------------- ------------- ------------- -------------
TOTAL TEMPORARILY IMPAIRED SECURITIES.....   $  1,986.7    $    (57.5)   $    334.2    $    (42.7)   $  2,320.9    $   (100.2)
                                            ============= ============= ============= ============= ============= =============

AMOUNTS INSIDE THE CLOSED BLOCK...........   $    957.0    $    (31.2)   $    150.0    $    (17.7)   $  1,107.0    $    (48.9)
                                            ============= ============= ============= ============= ============= =============

AMOUNTS OUTSIDE THE CLOSED BLOCK..........   $  1,029.7    $    (26.3)   $    184.2    $    (25.0)   $  1,213.9    $    (51.3)
                                            ============= ============= ============= ============= ============= =============

AMOUNTS OUTSIDE THE CLOSED BLOCK
  THAT ARE BELOW INVESTMENT GRADE.........   $     39.8    $     (3.0)   $     53.3    $    (11.9)   $     93.1    $    (14.9)
                                            ============= ============= ============= ============= ============= =============
AFTER OFFSETS FOR DEFERRED ACQUISITION
  COST ADJUSTMENT AND TAXES...............                 $     (1.3)                 $     (4.9)                 $     (6.2)
                                                          =============               =============               =============

Below investment grade debt securities outside the closed block with a fair value less than 80% of the security's amortized cost totals $5.3 million at December 31, 2003, $4.8 million ($2.0 million after offsets for taxes and deferred policy acquisition cost amortization) of which has been in an unrealized loss for greater than 12 months.

Below investment grade debt securities held in the closed block with a fair value of less than 80% of the securities' amortized cost totals $10.2 million at December 31, 2003, $7.0 million ($0 after offsets for change in policy dividend obligation) of which has been in an unrealized loss for greater than 12 months.

These securities are considered to be temporarily impaired at December 31, 2003 as each of these securities has performed, and is expected to continue to perform, in accordance with their original contractual terms.

MORTGAGE LOANS AND REAL ESTATE

We report mortgage loans at unpaid principal balances, net of valuation reserves on impaired mortgages. We consider a mortgage loan to be impaired if we believe it is probable that we will be unable to collect all amounts of contractual interest and principal as scheduled in the loan agreement. We do not accrue interest income on impaired mortgage loans when the likelihood of collection is doubtful.

For purpose of fair value disclosures (Note 12), we estimated the fair value of mortgage loans by discounting the present value of scheduled loan payments. We based the discount rate on the comparable U.S. Treasury rates for loan durations plus spreads of 130 to 800 basis points, depending on our internal quality ratings of the loans. For in-process-of-foreclosure or defaulted loans, we estimated fair value as the lower of the underlying collateral value or the loan balance.

Our mortgage loans are diversified by property type, location and borrower. Mortgage loans are collateralized by the related properties and are generally no greater than 75% of the properties' value at the time the loans are originated. The carrying value of our investments in mortgage loans by property type and their fair value at December 31, 2003 and 2002 follows ($ amounts in millions):

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                            CARRYING                           CARRYING
                                                             VALUE           FAIR VALUE         VALUE          FAIR VALUE
                                                         ---------------   ---------------  ---------------  ---------------
PROPERTY TYPE
Apartment buildings....................................   $      105.1      $      106.7     $      159.0     $      160.3
Office buildings.......................................           49.0              49.7            131.5            132.6
Retail stores..........................................          109.0             110.7            151.5            152.7
Industrial buildings...................................           33.7              34.2             42.2             42.5
Other..................................................            0.1               0.1              0.1              0.1
                                                         ---------------   ---------------  ---------------  ---------------
Subtotal...............................................          296.9             301.4            484.3            488.2
Less: valuation allowances.............................           12.8              --               15.5             --
                                                         ---------------   ---------------  ---------------  ---------------
MORTGAGE LOANS.........................................   $      284.1      $      301.4     $      468.8     $      488.2
                                                         ===============   ===============  ===============  ===============

Amounts applicable to the closed block.................   $      228.5      $      242.4     $      373.2     $      388.6
                                                         ===============   ===============  ===============  ===============

The carrying values of delinquent and in-process-of-foreclosure mortgage loans as of December 31, 2003 and 2002 were $0.0 million and $5.6 million, respectively. The carrying values of mortgage loans on which the payment terms have been restructured or modified were $25.8 million and $29.5 million as of December 31, 2003 and 2002, respectively. We have provided valuation allowances for delinquent, in-process-of-foreclosure and restructured or modified mortgage loans.

Activity in the valuation allowance, which has been deducted in arriving at mortgage loan carrying value, for 2003, 2002 and 2001 follows ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Valuation allowance, beginning of year..................................    $       15.5     $       15.0     $        9.1
Additions charged to income.............................................             0.8              0.6              6.1
Deductions for write-offs and disposals.................................            (3.5)            (0.1)            (0.2)
                                                                           ---------------  ---------------  ---------------
VALUATION ALLOWANCE, END OF YEAR........................................    $       12.8     $       15.5     $       15.0
                                                                           ===============  ===============  ===============

Interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $3.0 million, $3.5 million and $3.6 million in 2003, 2002 and 2001, respectively. Actual interest income on these loans included in net investment income was $2.3 million, $2.7 million and $2.4 million in 2003, 2002 and 2001, respectively. The amount of interest foregone by non-income producing mortgage loans was $0.0 million for 2003 and $0.6 million for 2002. There were no non-income producing mortgage loans during 2001.

VENTURE CAPITAL PARTNERSHIPS

We invest as a limited partner in venture capital limited partnerships. Generally, these partnerships focus on early-stage ventures, primarily in the information technology and life science industries and leveraged buyout funds. We also have direct equity investments in leveraged buyouts and corporate acquisitions.

We record our equity in the earnings of venture capital partnerships in net investment income using the most recent financial information received from the partnerships and estimating the earnings for any lag in reporting. Effective January 1, 2001, we changed our accounting for venture capital partnership earnings to eliminate the quarterly lag in information provided to us. We did this by estimating the change in our share of partnership earnings for the quarter. This change resulted in a $75.1 million charge ($48.8 million charge after income taxes), representing the cumulative effect of this accounting change on the fourth quarter of 2000.

To estimate the net equity in earnings of the venture capital partnerships for each quarter, we developed a methodology to estimate the change in value of the underlying investee companies in the venture capital partnerships. For public investee companies, we used quoted market prices at the end of each quarter, applying liquidity discounts to these prices in instances where such discounts were applied in the underlying partnerships' financial statements. For private investee companies, we applied a public industry sector index to roll the value forward each quarter. We apply this methodology consistently each quarter with subsequent adjustments to reflect market events reported by the partnerships (e.g., new rounds of financing, initial public offerings and writedowns by the general partners). Our methodology recognizes downward adjustments based on the indices, but limits upward adjustments to the amounts previously reported by the partnerships. In addition, we annually revise the valuations we have assigned to the investee companies to reflect the valuations in the audited financial statements received from the venture capital partnerships.

Our venture capital earnings are subject to variability.

The components of net investment income related to venture capital partnerships for 2003, 2002 and 2001 follow ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Net realized gains (losses) on partnership cash and stock distributions.    $       17.4     $       (4.7)    $       17.8
Net unrealized gains (losses) on partnership investments................            38.2            (47.2)           (95.9)
Partnership operating expenses..........................................            (6.6)            (7.4)            (6.4)
                                                                           ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)............................................    $       49.0     $      (59.3)    $      (84.5)
                                                                           ===============  ===============  ===============

Amounts applicable to the closed block..................................    $       12.8     $       --       $       --
                                                                           ===============  ===============  ===============
Amounts applicable to the Venture Capital segment.......................    $       36.2     $      (59.3)    $      (84.5)
                                                                           ===============  ===============  ===============

As indicated above, we record our equity in earnings of venture capital partnerships based on the most recent financial information and by estimating the earnings for any lag in partnership reporting. As a result, the effect of our adjusting our estimates to actual results reflected in partnership financial statements was to increase net investment income as follows ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Closed block............................................................    $       --       $       --       $       --
Venture Capital segment.................................................            33.4             12.8             --
                                                                           ---------------  ---------------  ---------------
TOTAL...................................................................    $       33.4     $       12.8     $       --
                                                                           ===============  ===============  ===============

Investment activity in venture capital partnerships for the years 2003, 2002 and 2001 and unfunded commitments as of December 31, 2003, 2002 and 2001 follows ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Contributions...........................................................    $       41.3     $       43.0     $       47.0
Equity in earnings (losses) of partnerships.............................            49.0            (59.3)           (84.5)
Cumulative effect of accounting change..................................            --               --              (75.1)
Distributions...........................................................           (43.6)           (41.7)           (63.0)
Proceeds from sale of partnership interests.............................           (26.1)            --               --
Realized loss on sale of partnership interests..........................           (14.3)            (5.1)            --
                                                                           ---------------  ---------------  ---------------
Change in venture capital partnerships..................................             6.3            (63.1)          (175.6)
Venture capital partnership investments, beginning of period............           228.6            291.7            467.3
                                                                           ---------------  ---------------  ---------------
VENTURE CAPITAL PARTNERSHIP INVESTMENTS, END OF PERIOD..................    $      234.9     $      228.6     $      291.7
                                                                           ===============  ===============  ===============

Unfunded commitments, end of period.....................................    $      125.0     $      154.7     $      166.8
                                                                           ===============  ===============  ===============

Amounts applicable to the closed block:
Venture capital partnerships............................................    $       38.6     $        0.8     $       --
                                                                           ===============  ===============  ===============
Unfunded commitments....................................................    $       48.3     $       23.4     $       --
                                                                           ===============  ===============  ===============

Amounts applicable to Venture Capital segment:
Venture capital partnerships............................................    $      196.3     $      227.8     $      291.7
                                                                           ===============  ===============  ===============
Unfunded commitments....................................................    $       76.7     $      131.3     $      166.8
                                                                           ===============  ===============  ===============

In February 2003, we sold a 50% interest in certain of our venture capital partnerships to an outside party and transferred the remaining 50% interest to our closed block. The carrying value of the partnerships sold and transferred totaled $52.2 million after realizing a loss of $5.1 million in 2002 and $14.3 million in 2003 to reflect the proceeds received. The unfunded commitments of the partnerships sold and transferred totaled $27.2 million; the outside party and the closed block will each fund half of these commitments.

AFFILIATE EQUITY AND DEBT SECURITIES

Our investments in affiliate equity and debt securities represent investments in operating entities in which we own less than a majority of the outstanding common stock and where we exercise significant influence over the operating and financial policies of the companies. We use the equity method of accounting for our investments in common stock of these affiliates; we use fair value to report our investments in these affiliates' debt securities.

We evaluate our equity method investments for an other than temporary impairment at each balance sheet date considering quantitative and qualitative factors including quoted market price of underlying equity securities, the duration the carrying value is in excess of fair value and historical and projected earnings and cash flow capacity.

Carrying value and cost of affiliate equity securities and affiliate debt securities (which are included in the debt securities caption) as of December 31, 2003 and 2002 follows ($ amounts in millions):

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                            CARRYING                           CARRYING
                                                             VALUE              COST            VALUE             COST
                                                         ---------------   ---------------  ---------------  ---------------

Aberdeen common stock..................................   $       38.3      $       20.0     $      119.3     $      109.1
Other..................................................            9.2              18.9             15.4             26.5
                                                         ---------------   ---------------  ---------------  ---------------
AFFILIATE EQUITY SECURITIES............................   $       47.5      $       38.9     $      134.7     $      135.6
                                                         ===============   ===============  ===============  ===============

Aberdeen 7.5% convertible notes........................   $       27.5      $       27.5     $       37.5     $       37.5
Aberdeen 5.875% convertible notes......................           --                --               15.2             19.0
                                                         ---------------   ---------------  ---------------  ---------------
AFFILIATE DEBT SECURITIES..............................   $       27.5      $       27.5     $       52.7     $       56.5
                                                         ===============   ===============  ===============  ===============

Sources of equity in earnings from affiliate equity securities and interest earned from affiliate debt securities (included in the debt securities caption) for 2003, 2002 and 2001 follow ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Aberdeen common stock dividends.........................................    $        2.7     $        3.8     $        6.3
Equity in Aberdeen undistributed income (loss)..........................            --                2.3             (0.5)
HRH common stock dividends..............................................            --                0.5              0.6
Equity in HRH undistributed income......................................            --                2.5              1.9
Other...................................................................            (2.7)            (3.2)            (0.1)
                                                                           ---------------  ---------------  ---------------
AFFILIATE EQUITY SECURITIES INVESTMENT INCOME...........................    $       --       $        5.9     $        8.2
                                                                           ===============  ===============  ===============

Aberdeen convertible notes and bonds....................................    $        2.5     $        3.8     $        2.6
Aberdeen 5.875% convertible notes.......................................             0.1              1.3              1.7
                                                                           ---------------  ---------------  ---------------
AFFILIATE DEBT SECURITIES INVESTMENT INCOME.............................    $        2.6     $        5.1     $        4.3
                                                                           ===============  ===============  ===============

ABERDEEN. We own 38,100,000 shares of Aberdeen common stock, which represent 16.2% of its outstanding shares as of December 31, 2003 (22% at December 31, 2002). We purchased these shares between 1996 and 2001 (at a total cost of $109.1 million). During the second quarter of 2003, we recorded a charge of $89.1 million ($55.0 million after income taxes) related to an other-than-temporary impairment of our equity investment in Aberdeen. The fair value of our Aberdeen common stock, based on the London Stock Exchange closing market prices, was $67.5 million, $54.4 million and $43.6 million as of March 31, 2004, December 31, 2003 and 2002, respectively.

We also own $27.5 million in 7.5% Aberdeen convertible subordinated notes issued in 1996. The notes mature on March 29, 2004, subject to two six-month extensions at Aberdeen's option with an increase in the interest rate to at least 8.0%. Subsequent to year-end, Aberdeen elected to extend the maturity of these notes for six months with an increase in the interest rate to 8.0%. The conversion price for the notes is in excess of Aberdeen's common stock price as of December 31, 2003. During 2003, we received principal payments of $10.0 million on the notes. Also, during the fourth quarter of 2003, we sold [pound] 13.0 million ($19.0 million) in Aberdeen 5.875% convertible bonds and realized a gain of $0.7 million.

POLICY LOANS AND OTHER INVESTED ASSETS

Policy loans are carried at their unpaid principal balances and are collateralized by the cash values of the related policies. For purposes of fair value disclosures (Note 12), we estimate the fair value of fixed rate policy loans by discounting loan interest and loan repayments. We base the discount rate on the 10-year U.S. Treasury rate. We assume that loan interest payments are made at the fixed rate less 17.5 basis points and that loan repayments only occur as a result of anticipated policy lapses. For variable rate policy loans, we consider the unpaid loan balance as fair value, as interest rates on these loans are reset annually based on market rates.

Other investments primarily include leveraged lease investments and other partnership and joint venture interests. Leveraged lease investments represent the net amount of the estimated residual value of the lease assets, rental receivables and unearned and deferred income to be allocated over the lease term. Investment income is calculated using the interest method and is recognized only in periods in which the net investment is positive. Other partnership and joint venture interests in which we do not have control or a majority ownership interest are recorded using the equity method of accounting. These investments include affordable housing, mezzanine and other partnership interests.

Our derivative instruments primarily include interest rate swap agreements. We report these contracts at fair values, which are based on current settlement values. These values are determined by brokerage quotes that utilize pricing models or formulas based on current assumptions for the respective agreements.

Other invested assets as of December 31, 2003 and 2002 follow ($ amounts in millions):

                                                                                                 2003             2002
                                                                                            ---------------  ---------------

Transportation and other equipment leases.................................................   $       68.7     $       66.0
Separate account equity investments.......................................................           49.2             36.0
Mezzanine partnerships....................................................................           50.9             45.4
Affordable housing partnerships...........................................................           24.8             25.7
Derivative instruments (Note 12)..........................................................           30.0             37.1
Other affiliate investments...............................................................           20.3             35.5
Real estate...............................................................................           64.0             69.6
Other partnership interests...............................................................           80.8             65.6
                                                                                            ---------------  ---------------
OTHER INVESTED ASSETS.....................................................................   $      388.7     $      380.9
                                                                                            ===============  ===============

Amounts applicable to the closed block....................................................   $       46.7     $       --
                                                                                            ===============  ===============

NET INVESTMENT INCOME AND NET REALIZED INVESTMENT GAINS (LOSSES)

We recognize realized investment gains and losses on asset dispositions and when declines in fair value of debt and equity securities are considered to be other-than-temporarily impaired. The cost basis of these written down investments is adjusted to fair value at the date the determination of impairment is made and the new cost basis is not changed for subsequent recoveries in value. The closed block policyholder dividend obligation, applicable deferred policy acquisition costs and applicable income taxes, which offset realized investment gains and losses, are each reported separately as components of net income.

Effective April 1, 2001, we adopted a new accounting pronouncement for securitized financial instruments. This pronouncement requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and to apply specific valuation methods to these securities to determine if there has been an other-than-temporary decline in value. Upon adoption of this pronouncement, we recorded a $31.6 million charge ($20.5 million charge after income taxes) as the cumulative effect of an accounting change.

Sources of net investment income for the years 2003, 2002 and 2001 follow ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Debt securities.........................................................    $      767.0     $      734.1     $      681.9
Equity securities.......................................................             2.1              3.9              5.2
Mortgage loans..........................................................            32.6             40.4             45.0
Venture capital partnerships............................................            49.0            (59.3)           (84.5)
Affiliate equity securities.............................................            --                5.9              8.2
Policy loans............................................................           171.7            171.8            168.6
Other investments.......................................................            35.0             17.1             23.2
Cash and cash equivalents...............................................             6.8             10.8             15.2
                                                                           ---------------  ---------------  ---------------
Total investment income.................................................         1,064.2            924.7            862.8
Less:  investment expenses..............................................            18.2             17.4             20.2
                                                                           ---------------  ---------------  ---------------
NET INVESTMENT INCOME, GENERAL ACCOUNT INVESTMENTS......................         1,046.0            907.3            842.6
Debt and equity securities pledged as collateral (Note 7)...............            52.2             31.0             42.8
                                                                           ---------------  ---------------  ---------------
NET INVESTMENT INCOME...................................................    $    1,098.2     $      938.3     $      885.4
                                                                           ===============  ===============  ===============

Amounts applicable to the closed block..................................    $      573.1     $      562.0     $      281.1
                                                                           ===============  ===============  ===============

Sources of realized investment gains (losses) for 2003, 2002 and 2001 follow ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Debt security impairments...............................................    $      (76.1)    $     (114.3)    $      (46.1)
Equity security impairments.............................................            (4.3)            (9.8)            --
Mortgage loan impairments...............................................            (4.1)            (0.6)            (6.1)
Venture capital partnership impairments.................................            (4.6)            (5.1)            --
Affiliate equity security impairments...................................           (96.9)            --               --
Other invested asset impairments........................................           (16.5)           (22.0)            (3.7)
Debt and equity securities pledged as collateral impairments............            (8.3)           (34.9)           (39.0)
                                                                           ---------------  ---------------  ---------------
IMPAIRMENT LOSSES.......................................................          (210.8)          (186.7)           (94.9)
                                                                           ---------------  ---------------  ---------------
Debt security transaction gains.........................................            93.7             92.6             53.2
Debt security transaction losses........................................           (28.9)           (45.9)           (31.5)
Equity security transaction gains.......................................            58.8            116.3             12.2
Equity security transaction losses......................................           (11.2)           (22.4)           (21.0)
Mortgage loan transaction gains (losses)................................            (1.3)             0.2              7.1
Venture capital partnership transaction losses..........................            (9.7)            --               --
Other invested asset transaction gains (losses).........................             9.4              2.1            211.6
                                                                           ---------------  ---------------  ---------------
NET TRANSACTION GAINS...................................................           110.8            142.9            231.6
                                                                           ---------------  ---------------  ---------------
NET REALIZED INVESTMENT LOSSES..........................................    $     (100.0)    $      (43.8)    $      136.7
                                                                           ---------------  ---------------  ---------------

Net realized investment losses..........................................    $     (100.0)    $      (43.8)    $      136.7
                                                                           ---------------  ---------------  ---------------
Applicable closed block policyholder
  dividend obligation (reduction).......................................            (5.9)           (40.3)           (15.4)
Applicable deferred policy acquisition costs (benefit)..................            (4.1)            25.1             10.5
Applicable deferred income tax benefit..................................           (36.3)            (0.5)            53.4
                                                                           ---------------  ---------------  ---------------
Offsets to realized investment losses...................................           (46.3)           (15.7)            48.5
                                                                           ---------------  ---------------  ---------------
NET REALIZED INVESTMENT LOSSES INCLUDED IN NET INCOME...................    $      (53.7)    $      (28.1)    $       88.2
                                                                           ===============  ===============  ===============

Included in realized impairment losses on debt and equity securities pledged as collateral above, are impairments relating to our direct investments in the consolidated collateralized obligation trusts of $5.9 million, $8.6 million and $26.5 million for 2003, 2002 and 2001, respectively.

In February 2004, we announced the execution of an agreement to sell our Enfield, Connecticut office facility which sale is expected to close in the second quarter of 2004. We have recorded a $6.2 million ($4.0 million after-tax) realized impairment loss in the fourth quarter of 2003.

UNREALIZED INVESTMENT GAINS (LOSSES)

We recognize unrealized investment gains and losses on investments in debt and equity securities that we classify as available-for-sale. These gains and losses are reported as a component of other comprehensive income, net of the closed block policyholder dividend obligation, applicable deferred policy acquisition costs and applicable deferred income taxes.

Sources of net unrealized investment gains (losses) for 2003, 2002 and 2001 follow ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Debt securities.........................................................    $      (66.1)    $      404.1     $      200.3
Equity securities.......................................................           (27.7)            22.8            (23.8)
Debt and equity securities pledged as collateral........................           116.4             42.6            (44.6)
Other investments.......................................................             4.9             (1.1)             3.6
                                                                           ---------------  ---------------  ---------------
NET UNREALIZED INVESTMENT GAINS (LOSSES)................................    $       27.5     $      468.4     $      135.5
                                                                           ===============  ===============  ===============

Net unrealized investment gains (losses)................................    $       27.5     $      468.4     $      135.5
                                                                           ---------------  ---------------  ---------------
Applicable policyholder dividend obligation.............................           (45.5)           369.4            108.8
Applicable deferred policy acquisition costs............................           (12.4)            95.9            (28.5)
Applicable deferred income taxes (benefit)..............................            (5.4)           (13.8)            33.9
                                                                           ---------------  ---------------  ---------------
Offsets to net unrealized investment gains..............................           (63.3)           451.5            114.2
                                                                           ---------------  ---------------  ---------------
NET UNREALIZED INVESTMENT GAINS (LOSSES)
  INCLUDED IN OTHER COMPREHENSIVE INCOME (NOTE 10)......................    $       90.8     $       16.9     $       21.3
                                                                           ===============  ===============  ===============

CASH FLOWS

Investment purchases, sales, repayments and maturities for the years 2003, 2002 and 2001 follow:

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Debt security purchases.................................................    $   (5,385.4)    $   (4,725.5)    $   (3,531.3)
Equity security purchases...............................................          (125.4)           (58.3)           (72.8)
Venture capital partnership investments.................................           (41.6)           (43.0)           (47.0)
Affiliate equity and debt security purchases............................            --              (28.0)           (46.8)
Other invested asset purchases..........................................           (27.2)           (73.0)           (57.4)
Policy loan advances, net...............................................           (31.9)           (23.7)           (67.0)
                                                                           ---------------  ---------------  ---------------
INVESTMENT PURCHASES....................................................    $   (5,611.5)    $   (4,951.5)    $   (3,822.3)
                                                                           ===============  ===============  ===============

Debt securities sales...................................................    $    2,124.7     $    1,805.1     $    1,219.5
Debt securities maturities and repayments...............................         1,792.0          1,305.6            824.7
Equity security sales...................................................           235.7            273.2            114.6
Mortgage loan maturities and principal repayments.......................           180.3             67.7             58.7
Venture capital partnership capital distributions.......................            54.2             28.5             30.7
Real estate and other invested assets sales.............................            30.3             69.9             36.8
                                                                           ---------------  ---------------  ---------------
INVESTMENT SALES, REPAYMENTS AND MATURITIES.............................    $    4,417.2     $    3,550.0     $    2,285.0
                                                                           ===============  ===============  ===============

The maturities of general account debt securities and mortgage loans, by contractual sinking fund payment and maturity, as of December 31, 2003 are summarized in the following table ($ amounts in millions). Actual maturities will differ from contractual maturities as certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties, we have the right to put or sell certain obligations back to the issuers and we may refinance mortgage loans. Refinancing of mortgage loans was not significant during 2003 or 2002.

                                                                                DEBT           MORTGAGE
                                                                             SECURITIES         LOANS            TOTAL
                                                                           ---------------  ---------------  ---------------

Due in one year or less.................................................    $      604.5     $       15.7     $      620.2
Due after one year through five years...................................         2,557.8            144.4          2,702.2
Due after five years through ten years..................................         3,104.1             89.1          3,193.2
Due after ten years.....................................................         6,390.7             34.9          6,425.6
                                                                           ---------------  ---------------  ---------------
TOTAL...................................................................    $   12,657.1     $      284.1     $   12,941.2
                                                                           ===============  ===============  ===============


4. GOODWILL AND OTHER INTANGIBLE ASSETS

At the beginning of 2002, we adopted the new accounting standard for goodwill and other intangible assets, including amounts reflected in our carrying value of equity-method investments. Under this new standard, we discontinued recording amortization expense on goodwill and other intangible assets with indefinite lives, but we continue recording amortization expense for those intangible assets with definite estimated lives. For goodwill and indefinite-lived intangible assets, we perform impairment tests at the reporting-unit level at least annually. For purposes of the impairment test, the fair value of the reporting units is based on the sum of: a multiple of revenue, plus the fair value of the units tangible net fixed assets. Prior to 2002, we amortized goodwill principally over forty years and investment management contracts and employment contracts over five to sixteen years and three to seven years, respectively. All amortization expense has been and continues to be calculated on a straight-line basis.

Upon adoption of the new accounting standard, we recorded a cumulative effect charge of $10.4 to reduce the carrying value of goodwill and other intangible assets with indefinite lives to fair value related to an international equity investment.

The gross and net carrying amounts of goodwill and other intangible assets at year-end 2003 and 2002 follow:

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                             GROSS              NET             GROSS             NET
                                                         ---------------   ---------------  ---------------  ---------------

Goodwill...............................................   $        5.8      $        4.5     $        3.8     $        2.5
Other..................................................            3.2               0.6              3.2              0.6
                                                         ---------------   ---------------  ---------------  ---------------
GOODWILL AND OTHER INTANGIBLE ASSETS...................   $        9.0      $        5.1     $        7.0     $        3.1
                                                         ===============   ===============  ===============  ===============

During 2003, in a series of transactions with PFG Holdings, Inc. (PFG), PM Holdings converted $5.5 million of convertible debentures with PFG and acquired additional common stock of PFG for $5.5 million. These transactions increased PM Holdings' ownership in PFG from 67% to 71% and generated additional goodwill of $2.0 million.

No amortization of intangible assets is expected over the next five years.


5. FINANCING ACTIVITIES

INDEBTEDNESS

We have recorded indebtedness at unpaid principal balances of each instrument. For purposes of fair value disclosures, we have determined the fair value of indebtedness based on contractual cash flows discounted at market rates.

Our surplus notes are an obligation of Phoenix Life and are due December 1, 2006. Interest payments are at an annual rate of 6.95%, require the prior approval of the Superintendent of Insurance of the State of New York (Superintendent) and may be made only out of surplus funds which the Superintendent determines to be available for such payments under New York insurance law. The notes have no early redemption provisions. New York insurance law provides that the notes are not part of the legal liabilities of Phoenix Life. The carrying value was $175.0 million for 2002 and 2001. The fair value was $188.8 million and $182.5 million at 2003 and 2002, respectively.

On December 22, 2003, The Phoenix Companies closed on a new $150.0 million unfunded, unsecured senior revolving credit facility to replace a $100 million credit facility, which expired on that date. This new facility consists of two tranches: a $112.5 million, 364-day revolving credit facility and a $37.5 million, three-year revolving credit facility. Under the 364-day facility, The Phoenix Companies have the ability to extend the maturity date of any outstanding borrowings for one year from the termination date. Potential borrowers on the new credit line are The Phoenix Companies, Phoenix Life and Phoenix Investment Partners. Financial covenants require, for The Phoenix Companies, the maintenance at all times of: consolidated stockholder's equity of $1,775.0 million, stepping up by 50% of quarterly positive net income and 100% of equity issuances; a maximum consolidated debt-to-capital ratio of 30%; a minimum consolidated fixed charge coverage ratio (as defined in the credit agreement) of 1.25:1; and, for Phoenix Life, a minimum risk-based capital ratio of 250% and a minimum A.M. Best Financial Strength Rating of A-. The Phoenix Companies and Phoenix Life were in compliance with all credit facility covenants at December 31, 2003. There were no borrowings on any of the credit lines in 2003.

As of December 31, 2003, we had $9.0 million of standby letters of credit primarily to cover any potential losses on certain reinsurance.

Interest expense on our indebtedness for the years 2003, 2002 and 2001 follows:

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Surplus notes...........................................................    $       12.2     $       12.2     $       12.2
Bank credit facility and other indebtedness.............................            --               --                7.8
                                                                           ---------------  ---------------  ---------------
TOTAL INTEREST EXPENSE..................................................    $       12.2     $       12.2     $       20.0
                                                                           ===============  ===============  ===============

INTEREST EXPENSE PAID...................................................    $       12.2     $       12.2     $       23.7
                                                                           ===============  ===============  ===============


6. SEPARATE ACCOUNT ASSETS AND LIABILITIES

Separate account products are those for which a separate investment and liability account is maintained on behalf of the policyholder. Investment objectives for these separate accounts vary by fund account type, as outlined in the applicable fund prospectus or separate account plan of operations. Our separate account products include variable annuities and variable life insurance contracts.

Separate account assets and liabilities related to policyholder funds are carried at market value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Fees assessed to the contractholders for management services are included in revenues when services are rendered.


7. INVESTMENTS PLEDGED AS COLLATERAL AND NON-RECOURSE COLLATERALIZED OBLIGATIONS

We are involved with various entities in the normal course of business that may be deemed to be variable interest entities and, as a result, we may hold interests in those entities. Our asset management affiliate serves as the investment advisor to nine collateralized obligation trusts that were organized to take advantage of bond market arbitrage opportunities, including the three in the table below. The nine collateralized obligation trusts are investment trusts with aggregate assets of $3.3 billion that are primarily invested in a variety of fixed income securities acquired from third parties. The collateralized obligation trusts, in turn, issued tranched collateralized obligations and residual equity securities to third parties as well as to our general account. Our asset management affiliates earned advisory fees of $10.3 million, $7.9 million and $7.6 million in 2003, 2002 and 2001, respectively. The collateralized obligation trusts reside in bankruptcy remote, special purpose entities (SPEs), in which we neither provide recourse nor guarantees. Accordingly, our financial exposure to these collateralized obligation trusts stems from our general account's direct investment in certain debt or equity securities issued by these collateralized obligation trusts. Our maximum exposure to loss with respect to our direct investment in the nine collateralized obligation trusts is $91.6 million at December 31, 2003, $54.1 million of which relate to investment grade debt securities and loss of management fees.

In January 2003, a new accounting standard was issued, FIN 46, Consolidation of Variable Interest Entities, an Interpretation of ARB No. 51 (FIN 46) that interprets the existing standards on consolidation. FIN 46 was subsequently reissued as FIN 46-R in December 2003, with FIN 46-R providing additional interpretation as to existing standards on consolidation. FIN 46-R clarifies the application of standards of consolidation to certain entities in which equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties (variable interest entities). Variable interest entities are required to be consolidated by their primary beneficiaries if they do not effectively disperse risks among all parties involved. The primary beneficiary of a variable interest entity is the party that absorbs a majority of the entity's expected losses, receives a majority of its expected residual returns, or both, as a result of holding variable interests. As required under the original standard, on February 1, 2003, we adopted the new standard for variable interest entities created after January 31, 2003 and for variable interest entities in which we obtain an interest after January 31, 2003. In addition, as required by the revised standard, on December 31, 2003 we have adopted FIN 46-R for SPEs in which we hold a variable interest that we acquired prior to February 1, 2003. We continue to consolidate three collateralized obligation trusts as of December 31, 2003 and 2002. Our direct investment in the three consolidated collateralized obligation trusts is $27.8 million, $20.0 million of which is an investment grade debt security as of December 31, 2003. Our asset management affiliate recognized investment income on debt and equity securities pledged as collateral, net of interest expense on collateralized obligations and applicable minority interest of $2.9 million, $2.6 million and $2.5 million in 2003, 2002 and 2001, respectively, related to these three consolidated collateralized obligation trusts.

Six variable interest entities not consolidated by us under FIN 46-R represent collateralized obligation trusts with approximately $2.1 billion of investment assets pledged as collateral. Our general account's direct investment in these unconsolidated variable interest entities is $63.8 million, $34.1 million of which are investment grade debt securities at December 31, 2003. Our asset management affiliate recognized investment advisory fee revenues related to the six unconsolidated variable interest entities of $7.4 million, $5.3 million and $5.1 million in 2003, 2002 and 2001, respectively.

Variable interest entities consolidated as of December 31, 2003 and 2002 follow ($ amounts in millions):

                                                                                                 2003             2002
                                                                                            ---------------  ---------------
ASSETS PLEDGED AS COLLATERAL, AT FAIR VALUE
Phoenix CDO I.............................................................................   $      148.8     $      150.4
Phoenix CDO II............................................................................          332.6            377.2
Phoenix-Mistic 2002-1 CDO.................................................................          963.4            899.3
                                                                                            ---------------  ---------------
TOTAL.....................................................................................   $    1,444.8     $    1,426.9
                                                                                            ===============  ===============

NON-RECOURSE COLLATERALIZED OBLIGATIONS
Phoenix CDO I (March 2011 maturity).......................................................   $      183.2     $      214.6
Phoenix CDO II (December 2012 mandatorily redeemable).....................................          375.6            438.9
Phoenix-Mistic 2002-1 CDO (September 2014 maturity).......................................          913.2            956.0
                                                                                            ---------------  ---------------
TOTAL.....................................................................................   $    1,472.0     $    1,609.5
                                                                                            ===============  ===============

Assets pledged as collateral are comprised of available-for-sale debt and equity securities at fair value of $1,350.0 million and $1,358.7 million at December 31, 2003 and 2002, respectively. In addition, cash and accrued investment income of $94.8 million and $68.2 million are included in these amounts at December 31, 2003 and 2002, respectively.

Non-recourse collateralized obligations are comprised of callable collateralized obligations of $1,344.2 million and $1,443.8 million at December 31, 2003 and 2002, respectively, and non-recourse derivative cash flow hedge liabilities of $127.8 million (notional amount of $1,211.3 million with maturities of 2005-2013) and $165.7 million at December 31, 2003 and 2002, respectively. Minority interest liabilities related to third-party equity investments in the consolidated variable interest entities is $22.3 million and $17.3 million at December 31, 2003 and 2002, respectively.

Collateralized obligations for which Phoenix Investment Partners is the sponsor and actively manages the assets, where we are deemed to be a primary beneficiary as a result of our variable interests, and where there is not a substantive amount of outside third-party equity investment in the trust, are consolidated in our financial statements. Our financial exposure is limited to our share of equity and bond investments in these vehicles held in our general account as available-for-sale debt and equity securities, as applicable, and there are no financial guarantees from, or recourse to, us for these collateralized obligation trusts.

Debt and equity securities pledged as collateral are recorded at fair value with any applicable unrealized investment gains or losses reflected as a component of accumulated other comprehensive income, net of applicable minority interest. We recognize realized investment losses on debt and equity securities in these collateralized obligations when declines in fair values, in our judgment, are considered to be other-than-temporarily impaired. Non-recourse obligations issued by the consolidated collateralized obligation trusts are recorded at unpaid principal balance. Non-recourse derivative cash flow hedges are carried on our consolidated balance sheet at fair value with an offsetting amount recorded in accumulated other comprehensive income.

In 2003, we revised our method of consolidation of the collateralized obligation trusts for 2003, 2002 and 2001. Under the new method, the applicable assets, liabilities, revenues, expenses and minority interest are presented on a disaggregated basis, and the non-recourse collateralized obligations are recorded at unpaid principal balance. Prior to our revision of previously reported 2003, 2002 and 2001 amounts, investments pledged as collateral were recorded at fair value with asset valuation changes directly offset by changes in the corresponding liabilities in a manner similar to separate accounts.

The effect of our change in the method of consolidation for the three consolidated collateralized obligation trusts was to increase our net loss and to reduce stockholder's equity for the years 2003, 2002 and 2001 as follows ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Increase in net loss....................................................    $       (2.4)    $      (26.3)    $      (12.5)
                                                                           ===============  ===============  ===============
Reduction to stockholder's equity.......................................    $      (77.3)    $     (204.9)    $      (87.9)
                                                                           ===============  ===============  ===============

The above non-cash charges to earnings and stockholder's equity primarily relate to realized and unrealized investment losses within the collateralized obligation trusts, that will ultimately be borne by third-party investors in the non-recourse collateralized obligations. Accordingly, these losses and any future gains or losses under this method of consolidation will ultimately reverse upon the maturity or other liquidation of the non-recourse collateralized obligations.

GAAP requires us to consolidate all the assets and liabilities of these collateralized obligation trusts which results in the recognition of realized and unrealized losses even though we have no legal obligation to fund such losses in the settlement of the collateralized obligations. The Financial Accounting Standards Board (FASB) continues to evaluate, through the issuance of FASB staff positions, the various technical implementation issues related to consolidation accounting. We will continue to assess the impact of any new implementation guidance issued by the FASB as well as evolving interpretations among accounting professionals. Additional guidance and interpretations may affect our application of consolidation accounting in future periods.

Fair value and cost of the debt and equity securities pledged as collateral as of December 31, 2003 and 2002 follows ($ amounts in millions):

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                           FAIR VALUE           COST          FAIR VALUE          COST
                                                         ---------------   ---------------  ---------------  ---------------
DEBT SECURITIES PLEDGED AS COLLATERAL BY TYPE
Corporate..............................................   $    1,006.7      $      909.4     $      959.9     $      942.9
Mortgage-backed........................................          193.2             185.0            231.0            218.6
Other asset-backed.....................................          148.9             153.0            162.7            205.7
                                                         ---------------   ---------------  ---------------  ---------------
Subtotal...............................................        1,348.8           1,247.4          1,353.6          1,367.2
EQUITY SECURITIES PLEDGED AS COLLATERAL................            1.2               0.7              5.1              6.0
                                                         ---------------   ---------------  ---------------  ---------------
TOTAL DEBT AND EQUITY SECURITIES
  PLEDGED AS COLLATERAL................................   $    1,350.0      $    1,248.1     $    1,358.7     $    1,373.2
                                                         ===============   ===============  ===============  ===============

Gross and net unrealized gains and losses from debt and equity securities pledged as collateral as of December 31, 2003 and
2002 follow ($ amounts in millions):

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                             Gains             Losses           Gains            Losses
                                                         ---------------   ---------------  ---------------  ---------------
DEBT SECURITIES PLEDGED AS COLLATERAL BY TYPE
Corporate..............................................   $      104.1      $       (6.8)    $      49.2      $      (32.2)
Mortgage-backed........................................           21.8             (13.6)           25.9             (13.5)
Other asset-backed.....................................            3.8              (7.9)            3.4             (46.4)
                                                         ---------------   ---------------  --------------   ---------------
Subtotal...............................................          129.7             (28.3)           78.5             (92.1)
EQUITY SECURITIES PLEDGED AS COLLATERAL................            0.7              (0.2)            0.1             (93.1
                                                         ---------------   ---------------  --------------   ---------------
TOTAL..................................................   $      130.4      $      (28.5)    $      78.6      $      (55.0)
                                                         ===============   ===============  ==============   ===============
NET UNREALIZED GAINS...................................   $      101.9                       $     (14.5)
                                                         ===============                    ==============

The aging of temporarily impaired debt and equity securities pledged as collateral as of December 31, 2003 follows ($ amounts in millions):

                                               LESS THAN 12 MONTHS       GREATER THAN 12 MONTHS              TOTAL
                                            --------------------------- -------------------------- --------------------------
                                                FAIR       UNREALIZED       FAIR      UNREALIZED       FAIR      UNREALIZED
                                                VALUE        LOSSES        VALUE        LOSSES        VALUE        LOSSES
                                            ------------- ------------- ------------- ------------ ------------ -------------
DEBT SECURITIES PLEDGED AS COLLATERAL
  BY TYPE
Corporate.................................   $     20.0    $     (0.9)   $     48.1    $    (5.9)   $    68.1    $     (6.8)
Mortgage-backed...........................          6.2          (2.0)         25.2        (11.6)        31.4         (13.6)
Other asset-backed........................          8.7          (0.3)         37.8         (7.6)        46.5          (7.9)
                                            ------------- ------------- ------------- ------------ ------------ -------------
DEBT SECURITIES...........................   $     34.9    $     (3.2)   $    111.1    $   (25.1)   $   146.0    $    (28.3)
EQUITY SECURITIES PLEDGED AS COLLATERAL...          0.2          --            --           (0.2)         0.2          (0.2)
                                            ------------- ------------- ------------- ------------ ------------ -------------
TOTAL TEMPORARILY IMPAIRED SECURITIES
  PLEDGED AS COLLATERAL...................   $     35.1    $     (3.2)   $    111.1    $   (25.3)   $   146.2    $    (28.5)
                                            ============= ============= ============= ============ ============ =============

Gross unrealized losses related to debt securities pledged as collateral whose fair value is less than the security's amortized cost totals $25.3 million at December 31, 2003. Debt securities with a fair value less than 80% of the security's amortized totaled $17.9 million at December 31, 2003. The majority of these debt securities are investment grade issues that continue to perform to their original contractual terms at December 31, 2003.

The maturity of the debt securities pledged as collateral as of December 31, 2003 follows ($ amounts in millions):

                                                                     2003
                                                                     COST
                                                                ---------------
DEBT SECURITIES
Due in one year or less.......................................   $       13.1
Due after one year through five years.........................          198.0
Due after five years through ten years........................          827.2
Due after ten years...........................................          209.1
                                                                ---------------
TOTAL DEBT SECURITIES.........................................   $    1,247.4
                                                                ===============

FIN 46-R requires our application of its provisions to non-SPE variable interest entities for periods ending after March 15, 2004. We are currently evaluating non-SPE entities in which we may have a variable interest for the applicability of FIN 46-R and, accordingly, have not determined the additional impact, if any, FIN 46-R may have on our financial position or results of operations.


8. INCOME TAXES

We recognize income tax expense or benefit based upon amounts reported in the financial statements and the provisions of currently enacted tax laws. We allocate income taxes to income, other comprehensive income and additional paid-in capital, as applicable.

We recognize current income tax assets and liabilities for estimated income taxes refundable or payable based on the current year's income tax returns. We recognize deferred income tax assets and liabilities for the estimated future income tax effects of temporary differences and carryforwards. Temporary differences are the differences between the financial statement carrying amounts of assets and liabilities and their tax bases, as well as the timing of income or expense recognized for financial reporting and tax purposes of items not related to assets or liabilities. If necessary, we establish valuation allowances to reduce the carrying amount of deferred income tax assets to amounts that are more likely than not to be realized. We periodically review the adequacy of these valuation allowances and record any reduction in allowances through earnings.

In accordance with an income tax sharing agreement with The Phoenix Companies, we compute the provision for federal income taxes as if we were filing a separate federal income tax return, except that benefits arising from income tax credits and net operating losses are allocated to those subsidiaries producing such attributes to the extent they are utilized in The Phoenix Companies' consolidated federal income tax return.

The allocation of income taxes to elements of comprehensive income (loss) and between current and deferred for the years 2003, 2002 and 2001 follows:

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------
Continuing operations...................................................             3.7            (15.4)           (15.3)
Discontinued operations.................................................            --               --               (0.1)
Cumulative effect of accounting changes.................................            --               --              (35.2)
                                                                           ---------------  ---------------  ---------------
NET INCOME (LOSS).......................................................             3.7            (15.4)    $      (50.6)
Other comprehensive income..............................................            (2.4)            (6.1)            31.2
                                                                           ---------------  ---------------  ---------------
COMPREHENSIVE INCOME (LOSS).............................................    $        1.3     $      (21.5)    $      (19.4)
                                                                           ===============  ===============  ===============

Current.................................................................    $        1.5     $       (6.6)    $       12.9
Deferred................................................................            (0.2)           (14.9)           (32.3)
                                                                           ---------------  ---------------  ---------------
INCOME TAXES (BENEFIT) APPLICABLE TO COMPREHENSIVE INCOME...............    $        1.3     $      (21.5)    $      (19.4)
                                                                           ===============  ===============  ===============

INCOME TAXES PAID (RECOVERED)...........................................    $        1.3     $       (2.2)    $      (47.0)
                                                                           ===============  ===============  ===============

For the years 2003, 2002 and 2001, the effective federal income tax rates applicable to income from continuing operations differ from the 35.0% statutory tax rate. Items giving rise to the differences and the effects are as follow:

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Income taxes (benefit) at statutory rate................................    $       13.7     $       (9.0)    $       15.2
Tax advantaged investment income........................................            (6.9)           (12.6)            (7.2)
Tax interest recoveries.................................................            (1.1)            --               --
Realized losses on available-for-sale securities pledged as collateral..             0.9              9.2              4.4
Other, net..............................................................            (2.9)            (3.0)            (6.7)
Differential earnings (mutual life insurance company equity tax)........            --               --              (21.0)
                                                                           ---------------  ---------------  ---------------
INCOME TAXES (BENEFIT) APPLICABLE TO CONTINUING OPERATIONS..............    $        3.7     $      (15.4)    $      (15.3)
                                                                           ===============  ===============  ===============

Deferred income tax assets (liabilities) attributable to temporary differences at year-end 2003 and 2002 follow:

                                                                                                 2003             2002
                                                                                            ---------------  ---------------

Deferred income tax assets:
Future policyholder benefits..............................................................   $      215.2     $      190.3
Unearned premiums / deferred revenues.....................................................          125.1            129.3
Policyholder dividend obligation..........................................................          111.8            113.3
Employee benefits.........................................................................           74.0             83.5
Intangible assets.........................................................................            2.7              2.6
Investments...............................................................................          109.1             93.3
Net operating loss carryover benefits.....................................................           58.7             60.5
Low income housing tax credit carryover benefits..........................................           12.3              4.1
Foreign tax credits carryover benefits....................................................            0.1              0.1
Valuation allowance.......................................................................          (21.1)           (25.8)
Other.....................................................................................            1.0             23.9
                                                                                            ---------------  ---------------
GROSS DEFERRED INCOME TAX ASSETS..........................................................          688.9            675.1
                                                                                            ---------------  ---------------
Deferred tax liabilities:
Deferred policy acquisition costs.........................................................         (316.1)          (282.1)
Investments...............................................................................         (259.3)          (348.6)
Other.....................................................................................          (83.3)           (14.4)
                                                                                            ---------------  ---------------
GROSS DEFERRED INCOME TAX LIABILITIES.....................................................         (658.7)          (645.1)
                                                                                            ---------------  ---------------
DEFERRED INCOME TAX ASSETS................................................................   $       30.2     $       30.0
                                                                                            ===============  ===============

We have elected to file a consolidated federal income tax return for 2003 and prior years with The Phoenix Companies. Within the consolidated tax return, we are required by Internal Revenue Service regulations to segregate the entities into two groups: life insurance companies and non-life insurance companies. We are limited as to the amount of any operating losses from one group that can be offset against taxable income of the other group. These limitations affect the amount of any operating loss carryforwards that we have now or in the future.

As of December 31, 2003, we had deferred tax assets related to net operating losses of $37.6 million for federal income tax purposes and $21.1 million for state income tax purposes. The deferred tax assets related to the federal net operating losses are scheduled to expire as follows: $7.7 million in 2015, $5.4 million in 2016, $19.8 million in 2017, $1.1 million in 2018 and $3.6 million in 2023. The deferred tax assets related to the state net operating losses relate to the non-life subgroup and are scheduled to expire as follows: $11.2 million in 2020 and $9.9 million in 2021. Due to the inability to combine the life insurance and non-life insurance subgroups for state income tax purposes, a $21.1 million and a $25.8 million valuation allowance has been established at the end of 2003 and 2002, respectively, relative to the state net operating loss carryforwards.

As of December 31, 2003, the deferred income tax assets of $12.3 million related to low income housing tax credits are expected to expire as follows: $4.1 million in 2021, $4.1 million in 2022 and $4.1 million in 2023.

As of December 31, 2003, we had foreign tax credit carryover totaling $0.1 million, which is scheduled to expire in 2006. We expect to realize the benefits of the foreign tax credits, therefore, no valuation allowance has been recorded against this tax benefit.

We have determined, based on our earnings and future income, that it is more likely than not that the deferred income tax assets after valuation allowance already recorded as of December 31, 2003 and 2002 will be realized. In determining the adequacy of future income, we have considered projected future income, reversal of existing temporary differences and available tax planning strategies that could be implemented, if necessary.

Our federal income tax returns are routinely audited by the Internal Revenue Service, or the IRS, and estimated provisions are routinely provided in the financial statements in anticipation of the results of these audits. The IRS has examined our consolidated group's federal income tax returns through 1997. The IRS is currently examining our federal income tax returns for 1998 through 2001. While it is often difficult to predict the outcome of these audits, including the timing of any resolution of any particular tax matter, we believe that our reserves, as recorded in other liabilities on the balance sheet, have been adequately provided for all open tax years. Unfavorable resolution of any particular issue could result in additional use of cash to pay liabilities that would be deemed owed to the IRS. Additionally, any unfavorable or favorable resolution of any particular issue could result in an increase or decrease, respectively, to our effective income tax rate to the extent that our estimates differ from the ultimate resolution.


9. EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

MANAGEMENT RESTRUCTURING EXPENSE AND EMPLOYMENT AGREEMENTS

We have entered into agreements with certain key executives of Phoenix Life that will, in certain circumstances, provide separation benefits upon the termination of the executive's employment by the company for reasons other than death, disability, cause or retirement, or by the executive for "good reason," as defined in the agreements. For most of these executives, the agreements provide this protection only if the termination occurs following (or is effectively connected with) the occurrence of a change of control, as defined in the agreements.

We recorded a non-recurring expense of $5.2 million ($3.2 million after income taxes) and $30.5 million ($20.1 million after income taxes) in 2003 and 2002, respectively, primarily in connection with organizational and employment-related costs.

EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

The Phoenix Companies sponsors a non-contributory, defined benefit pension plan covering substantially all of its employees. Retirement benefits are a function of both years of service and level of compensation. The Phoenix Companies also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to the Internal Revenue Code. The Phoenix Companies' funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974 (ERISA). Contributions are intended to provide not only for benefits attributable to service to date, but also for service expected to be earned in the future.

The Phoenix Companies sponsors pension and savings plans for its employees, and employees and agents of its subsidiaries. The qualified plans comply with requirements established by the ERISA and excess benefit plans provide for that portion of pension obligations, which is in excess of amounts permitted by ERISA. The Phoenix Companies also provides certain health care and life insurance benefits for active and retired employees. We incur applicable employee benefit expenses through the process of cost allocation by The Phoenix Companies.

In addition to The Phoenix Companies' pension plans, The Phoenix Companies currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans sponsored by The Phoenix Companies. A substantial portion of Phoenix affiliate employees may become eligible for these benefits upon retirement. The health care plans have varying co-payments and deductibles, depending on the plan. These plans are unfunded.

Prior to June 25, 2001, Phoenix Life sponsored the aforementioned employee benefit plans. Effective June 25, 2001, Phoenix Life's parent, The Phoenix Companies, Inc., became the sponsor of these plans. Substantially all of our employees remained participants of the plans.

We recognize pension and other post-retirement benefit costs and obligations over the employees' expected service periods by discounting an estimate of aggregate benefits. We estimate aggregate benefits by using assumptions for employee turnover, future compensation increases, rates of return on pension plan assets and future health care costs. We recognize an expense for differences between actual experience and estimates over the average future service period of participants. We recognize an expense for our contributions to employee and agent savings plans at the time employees and agents make contributions to the plans. We also recognize the costs and obligations of severance, disability and related life insurance and health care benefits to be paid to inactive or former employees after employment but before retirement. Effective with the change in sponsorship of employee benefit plans to our parent, the liability for the excess of accrued pension cost of each plan over the amounts contributed to the plans was recorded as an employee benefit liability due to parent. In addition, the allocated expense for each period is recorded as a liability due to parent.

Prior to the aforementioned change in plan sponsorship to our parent in 2001, we also recognized an additional liability for any excess of the accumulated benefit obligation of each plan over the fair value of plan assets. The offset to this additional liability is first recognized as an intangible asset, which is limited to unrecognized prior service, including any unrecognized net transition obligation. Any additional offsets are then recognized as an adjustment to accumulated other comprehensive income. Effective with the June 25, 2001 change in sponsorship of our pension plans to our parent, the additional liability for excess of accumulated benefit obligation over the plan assets became a direct liability of our parent. Accordingly we have accounted for this foregiveness of a liability by our parent as a capital contribution of $14.4 million as of January 1, 2002.

Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is not separately calculated for our participation in the plans. The Phoenix Companies, the plan sponsor, established an accrued liability and amounts attributable to us have been allocated and recorded as an expense and employee benefit liability to our parent.

The underlying principal rates and assumptions used for 2003, 2002 and 2001 follow:

                                                                                2003            2002             2001
                                                                           --------------- ---------------- ---------------
PRINCIPAL RATES AND ASSUMPTIONS
ASSUMPTIONS USED TO DETERMINE BENEFIT OBLIGATIONS
Projected benefit obligation discount rate..............................         6.0%            6.5%             7.0%
Future compensation increase rate.......................................         3.5%            3.5%             4.0%
Pension plan assets long-term rate of return............................         8.5%            8.5%             9.0%
Deferred investment gain/loss amortization corridor.....................         5.0%            5.0%             5.0%
Future health care cost increase rate, age 64 and younger...............         9.25%          10.0%             5.5%
Future health care cost increase rate, age 65 and older.................        11.25%          12.0%             5.5%

ASSUMPTIONS USED TO DETERMINE BENEFIT COSTS
Projected benefit obligation discount rate..............................         6.5%            7.0%             7.5%
Future compensation increase rate.......................................         3.5%            4.0%             4.5%
Pension plan assets long-term rate of return............................         8.5%            9.0%             8.0%
Deferred investment gain/loss amortization corridor.....................         5.0%            5.0%            10.0%
Future health care cost increase rate, age 64 and younger...............        10.0%            5.5%             7.5%
Future health care cost increase rate, age 65 and older.................        12.0%            5.5%             7.5%

The Phoenix Companies' changes in the plans' assets and projected benefit obligations for the years 2003 and 2002 follow:

                                                                          EMPLOYEE PLAN              SUPPLEMENTAL PLAN
                                                                    ---------------------------  --------------------------
                                                                        2003         2002            2003         2002
                                                                    ------------- -------------  ------------- ------------
PLANS' ASSETS
Plan assets' actual gain (loss)..................................    $     66.4    $   (43.2)     $     --      $    --
Employer contributions...........................................          --           --               5.1          4.2
Participant benefit payments.....................................         (25.2)       (24.2)           (5.1)        (4.2)
                                                                    ------------- -------------  ------------- ------------
Change in plan assets............................................          41.2        (67.4)           --           --
Plan assets, beginning of year...................................         327.7        395.1            --           --
                                                                    ------------- -------------  ------------- ------------
PLANS' ASSETS, END OF YEAR.......................................    $    368.9    $   327.7      $     --      $    --
                                                                    ============= =============  ============= ============

                                                                           EMPLOYEE PLAN              SUPPLEMENTAL PLAN
                                                                    ----------------------------  --------------------------
                                                                        2003          2002            2003          2002
                                                                    ------------- --------------  ------------- ------------

PLANS' PROJECTED BENEFIT OBLIGATION
Service and interest cost accrual................................    $    (37.1)   $   (36.5)      $    (8.4)    $  (12.0)
Actuarial gain (loss)............................................         (39.9)       (23.2)            7.6        (17.8)
Plan amendment gain (loss).......................................          --          (11.8)           --           19.1
Curtailment gain (loss)..........................................           1.3         --              (2.2)        (0.6)
Participant benefit payments.....................................          25.2         24.2             5.1          4.2
                                                                    ------------- --------------  ------------- ------------
Change in projected benefit obligation...........................         (50.5)       (47.3)            2.1         (7.1)
Projected benefit obligation, beginning of year..................        (410.1)      (362.8)         (126.9)      (119.8)
                                                                    ------------- --------------  ------------- ------------
PROJECTED BENEFIT OBLIGATION, END OF YEAR........................    $   (460.6)   $  (410.1)      $  (124.8)    $ (126.9)
                                                                    ============= ==============  ============= ============

The funded status of the plans at year-end 2003 and 2002 follows:

                                                                          EMPLOYEE PLAN              SUPPLEMENTAL PLAN
                                                                    ---------------------------  ---------------------------
                                                                        2003         2002            2003         2002
                                                                    ------------- -------------  ------------- -------------

Excess of accrued pension benefit cost
  over amount contributed to plan.................................   $    (38.3)   $   (25.7)     $    (82.0)   $   (73.6)
Excess of accumulated benefit obligation over plan assets.........        (27.4)       (25.3)          (30.9)       (37.9)
                                                                    ------------- -------------  ------------- -------------
Accrued benefit obligation in other liabilities...................        (65.7)       (51.0)         (112.9)      (111.5)
Intangible asset..................................................         11.0         14.2            --           --
Minimum pension liability adjustment in
  accumulated other comprehensive income..........................         16.4         11.1            30.9         37.9
                                                                    ------------- -------------  ------------- -------------
Funding status recognized in balance sheet........................        (38.3)       (25.7)          (82.0)       (73.6)
                                                                    ------------- -------------  ------------- -------------
Net unamortized loss..............................................        (44.8)       (47.4)          (47.6)       (54.4)
Unamortized prior service (cost) credit...........................        (11.0)       (14.2)            4.8          1.1
Net unamortized transition asset..................................          2.4          4.9            --           --
                                                                    ------------- -------------  ------------- -------------
Funding status unrecognized in balance sheet......................        (53.4)       (56.7)          (42.8)       (53.3)
                                                                    ------------- -------------  ------------- -------------
PLAN ASSETS LESS THAN PROJECTED BENEFIT OBLIGATIONS, END OF YEAR..   $    (91.7)   $   (82.4)     $   (124.8)   $  (126.9)
                                                                    ============= =============  ============= =============

The Phoenix Companies expects to contribute $107.8 million to the employee pension plan through 2008, including $7.2 million during 2004.

OTHER POST-EMPLOYMENT BENEFITS. The funded status of the other post-retirement plans at year-end 2003 and 2002 follows:

                                                                                                 2003             2002
                                                                                            ---------------  ---------------

Accrued benefit obligation included in other liabilities..................................   $     (100.5)    $    (106.4)
                                                                                            ---------------  ---------------
Net unamortized gain......................................................................            6.3            18.3
Unamortized prior service (costs) credits.................................................           15.5            13.9
                                                                                            ---------------  ---------------
Funding status unrecognized in balance sheet..............................................           21.8            32.2
                                                                                            ---------------  ---------------
PLAN ASSETS LESS THAN PROJECTED BENEFIT OBLIGATIONS, END OF YEAR..........................   $      (78.7)    $     (74.2)
                                                                                            ===============  ===============

The health care cost trend rate has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated post-retirement benefit obligation by $0.8 million and the annual service and interest cost by $0.1 million. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated post-retirement benefit obligation by $0.8 million and the annual service and interest cost by $0.1 million.


10. OTHER COMPREHENSIVE INCOME

We record unrealized gains and losses on available-for-sale securities, minimum pension liability adjustments in excess of unrecognized prior service cost, foreign currency translation gains and losses and effective portions of the gains or losses on derivative instruments designated as cash flow hedges in accumulated other comprehensive income. Unrealized gains and losses on available-for-sale securities are recorded in other comprehensive income until the related securities are sold, reclassified or deemed to be impaired. Minimum pension liability adjustments in excess of unrecognized prior service cost are adjusted or eliminated in subsequent periods to the extent that plan assets exceed accumulated benefits. Foreign currency translation gains and losses are recorded in accumulated other comprehensive income until the foreign entity is sold or liquidated or the functional currency of that entity is deemed to be highly inflationary. The effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings in the same period in which the hedged transaction affects earnings. If it is probable that a hedged forecasted transaction will no longer occur, the effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings immediately.

Sources of other comprehensive income for 2003, 2002 and 2001 follow ($ amounts in millions):

                                                                                    2002                        2001
                                                        2003                      RESTATED                    RESTATED
                                             ------------------------------------------------------------------------------------
                                                 GROSS          NET          GROSS          NET          GROSS          NET
                                             ------------- ------------- -------------- ------------- ------------- -------------

Unrealized gains (losses) on  investments..   $    138.9    $    163.2    $     609.1    $    108.3    $    152.5    $     34.2
Net realized investment losses on
  available-for-sale securities
  included in net income...................       (111.4)        (72.4)        (140.7)        (91.4)        (17.0)        (12.9)
                                             ------------- ------------- -------------- ------------- ------------- -------------
Net unrealized investment gains............         27.5          90.8          468.4          16.9         135.5          21.3
Minimum pension liability adjustment.......         --            --             --            --           (12.8)         (8.3)
Net unrealized foreign currency
  translation adjustment ..................         11.9           8.2            7.1           1.2          (2.6)         (1.7)
Net unrealized derivative instruments
  gains (losses)...........................         35.9          36.6         (128.0)       (129.9)        (23.1)        (25.8)
                                             ------------- ------------- -------------- ------------- ------------- -------------
Other comprehensive income (loss)..........         75.3    $    135.6          347.5    $   (111.8)         97.0    $    (14.5)
                                             ------------- ============= -------------- ============= ------------- =============
Applicable policyholder
  dividend obligation......................        (45.5)                       369.4                       108.8
Applicable deferred policy acquisition
  cost amortization........................        (12.4)                        95.9                       (28.5)
Applicable deferred income taxes (benefit)          (2.4)                        (6.0)                       31.2
                                             -------------                -------------               -------------
Offsets to other comprehensive income......        (60.3)                       459.3                       111.5
                                             -------------                -------------               -------------
OTHER COMPREHENSIVE INCOME (LOSS)..........   $    135.6                   $   (111.8)                 $    (14.5)
                                             =============                =============               =============

Components of accumulated other comprehensive income as of December 31, 2003 and 2002 follow ($ amounts in millions):
                                                                                                             2002
                                                                                    2003                    RESTATED
                                                                          -------------------------------------------------------
                                                                             GROSS         NET         GROSS         NET
                                                                          ------------- ------------- ------------- -------------

Unrealized gains on investments......................................      $    718.5    $    157.9    $    691.0    $     67.1
Unrealized foreign currency translation adjustment...................            10.3           3.8          (1.6)         (4.4)
Unrealized losses on derivative instruments..........................          (116.8)       (120.7)       (152.7)       (157.3)
                                                                          ------------- ------------- ------------- -------------
Accumulated other comprehensive income...............................           612.0    $     41.0         536.7    $    (94.6)
                                                                          ------------- ============= ------------- =============
Applicable policyholder dividend obligation..........................           432.7                       478.2
Applicable deferred policy acquisition costs.........................            94.1                       106.5
Applicable deferred income taxes.....................................            44.2                        46.6
                                                                          -------------               -------------
Offsets to accumulated other comprehensive income....................           571.0                       631.3
                                                                          -------------               -------------
ACCUMULATED OTHER COMPREHENSIVE INCOME...............................      $     41.0                  $    (94.6)
                                                                          =============               =============

11. DISCONTINUED OPERATIONS

On June 25, 2001 Phoenix Life sold Phoenix National Trust Company along with certain other subsidiaries to The Phoenix Companies. During the fourth quarter of 2003, The Phoenix Companies entered into a purchase and sale agreement to sell 100% of common stock held by them in Phoenix National Trust Company. This sale closed effective March 31, 2004. Phoenix National Trust Company's after tax loss through June 25, 2001, of $0.9 million, is included in discontinued operations for 2001.

During 1999, we discontinued the operations of three of our business segments which in prior years had been reflected as reportable business segments: reinsurance operations, group life and health operations and real estate management operations. We sold several operations, had a signed agreement to sell one of the operations and we implemented plans to withdraw from the remaining businesses.

Total reserves related to our discontinued reinsurance operations, including coverage available from our finite reinsurance and reserves for amounts recoverable from retrocessionaires, were $185.0 million and $155.0 million as of December 31, 2003 and 2002, respectively. Our total amounts recoverable from retrocessionaires related to paid losses were $165.0 million and $65.0 million as of December 31, 2003 and 2002, respectively. We did not recognize any gains or losses during the years 2003, 2002 and 2001. See Note 16 for additional information on the discontinued reinsurance business.

We have excluded assets and liabilities of the discontinued operations from the assets and liabilities of continuing operations and on a net basis included them in other general account assets on our balance sheet.


12. DERIVATIVE INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

DERIVATIVE INSTRUMENTS

We maintain an overall interest rate risk-management strategy that primarily incorporates the use of interest rate swaps as hedges of our exposure to changes in interest rates. Our exposure to changes in interest rates primarily results from our commitments to fund interest-sensitive insurance liabilities, as well as from our significant holdings of fixed rate financial instruments.

All derivative instruments are recognized on the balance sheet at fair value. Generally, each derivative is designated according to the associated exposure as either a fair value or cash flow hedge at its inception as we do not enter into derivative contracts for trading or speculative purposes.

Except for the foreign currency swaps discussed below, all fair value hedges are accounted for with changes in the fair value of related interest rate swaps recorded on the balance sheet with an offsetting amount recorded to the hedged item's balance sheet carrying amount. Changes in the fair value of foreign currency swaps used as hedges of the fair value of foreign currency denominated assets are reported in current period earnings with the change in value of the hedged asset attributable to the hedged risk.

Cash flow hedges are generally accounted for with changes in the fair value of related interest rate swaps recorded on the balance sheet with an offsetting amount recorded in accumulated other comprehensive income. The effective portion of changes in fair values of derivatives hedging the variability of cash flows related to forecasted transactions are reported in accumulated other comprehensive income and reclassified into earnings in the periods during which earnings are affected by the variability of the cash flows of the hedged item.

Changes in the fair value of derivative instruments not designated as hedging instruments and ineffective portions of hedges are recognized in net investment income in the period incurred.

Our general account held the following positions in derivative instruments as of December 31, 2003 and 2002 at fair value ($ amounts in millions):

                                                                                  2003                         2002
                                                                      -----------------------------------------------------------
                                               NOTIONAL
                                                AMOUNT      MATURITY       ASSET       LIABILITY        ASSET       LIABILITY
                                             ------------------------ -------------- -------------- -------------- --------------
INTEREST RATE SWAPS
    Cash flow hedges.......................   $       30     2007      $       4.5    $      --      $       5.6    $      --
    Non-hedging derivative instruments.....          360     2007             25.1           21.7           30.7           26.5
Other......................................           90   2003-2008           0.4           --              0.8           --
                                             -------------            -------------- -------------- -------------- --------------
TOTAL GENERAL ACCOUNT
  DERIVATIVE INSTRUMENT POSITIONS..........   $      480               $      30.0    $      21.7    $      37.1    $      26.5
                                             =============            ============== ============== ============== ==============

Fair value hedges. We currently hold interest rate swaps that convert a portion of our fixed rate debt portfolio to variable rate debt. These hedges are accounted for under the shortcut method and, therefore, no hedge ineffectiveness is recorded in current period earnings associated with these interest rate swaps.

During a portion of 2002 and all of 2001, we held foreign currency swaps that hedged the fair value of foreign currency denominated available-for-sale securities that backed U.S. dollar denominated liabilities. We recognized ineffectiveness of $0.5 million ($0.3 million after income taxes) and $1.2 million ($0.8 million after income taxes) for the years 2002 and 2001, respectively. There were no foreign currency swaps held during 2003.

Cash flow hedges. We currently hold interest rates swaps that effectively convert variable rate bond cash flows to fixed cash flows in order to better match the cash flows of associated liabilities. These hedges are accounted for under the shortcut method and, therefore, no hedge ineffectiveness was recorded in earnings for 2003, 2002 and 2001. We do not expect to reclassify any amounts reported in accumulated other comprehensive income into earnings over the next twelve months with respect to these hedges.

We recognized an after-tax gain of $0.0 million, $1.8 million and $3.0 million for the years 2003, 2002 and 2001 in accumulated other comprehensive income related to changes in fair value of interest rate forward swaps designated as cash flow hedges of the forecasted purchase of assets. At December 31, 2003 we expect to reclassify into earnings over the next twelve months $1.0 million of the deferred after-tax gains on these derivative instruments. For the years 2003, 2002 and 2001, we reclassified after-tax gains of $0.6 million, $0.6 million and $0.3 million, respectively, into earnings related to these same derivatives.

Non-hedging derivative instruments. We also hold interest rate swaps that were initially entered into as hedges of an anticipated purchase of assets associated with an acquisition of a block of insurance liabilities. Subsequently, offsetting swap positions were taken to lock in a stream of income to supplement the income on the assets purchased.

On January 1, 2001, we recorded a net-of-tax cumulative effect adjustment of $1.3 million (gain) in earnings to recognize at fair value all derivative instruments that are designated as fair-value hedging instruments. We recorded an offsetting net-of-tax cumulative effect adjustment of $1.3 million (loss) in earnings to recognize the difference attributable to the hedged risks between the carrying values and fair values of the related hedged assets and liabilities. We also recorded a net-of-tax cumulative effect adjustment of $1.1 million (gain) in accumulated other comprehensive income to recognize, at fair value, all derivative instruments that are designated as cash-flow hedging instruments. For derivative instruments that were not designated as hedges, we also recorded a cumulative effect adjustment of $6.0 million in earnings, ($3.9 million after income taxes) in earnings to recognize these instruments at fair value.

We are exposed to credit risk in the event of non-performance by counterparties to these derivative instruments. We do not expect that counterparties will fail to meet their financial obligation as we only enter into derivative contracts with a number of highly rated financial institutions. The credit exposure of these instruments is the positive fair value at the reporting date, or $40.3 million as of December 31, 2003. We consider the likelihood of any material loss on these instruments to be remote.

FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying amounts and estimated fair values of financial instruments as of December 31, 2003 and 2002 follow ($ amounts in millions):


                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                            CARRYING            FAIR           CARRYING           FAIR
                                                             VALUE             VALUE            VALUE            VALUE
                                                         ---------------   ---------------  ---------------  ---------------

Cash and cash equivalents..............................   $      382.7      $      382.7     $    1,027.8     $    1,027.8
Debt securities (Note 3)...............................       13,268.8          13,268.8         11,889.5         11,889.5
Equity securities (Note 3).............................          184.0             184.0            251.9            251.9
Mortgage loans (Note 3)................................          284.1             301.4            468.8            488.2
Debt and equity securities pledged as collateral
  (Note 7).............................................        1,350.0           1,350.0          1,358.7          1,358.7
Derivative financial instruments.......................           30.0              30.0             37.1             37.1
Policy loans (Note 3)..................................        2,227.8           2,356.4          2,195.9          2,367.9
                                                         ---------------   ---------------  ---------------  ---------------
FINANCIAL ASSETS.......................................   $   17,727.4      $   17,873.3     $   17,229.7     $   17,421.1
                                                         ===============   ===============  ===============  ===============

Investment contracts (Note 2)..........................   $    3,642.7      $    3,680.8     $    3,395.7     $    3,481.9
Non-recourse collateralized obligations (Note 7).......        1,472.0           1,444.8          1,609.5          1,426.9
Indebtedness (Note 5)..................................          175.0             188.8            175.0            182.5
Derivative financial instruments.......................           21.7              21.7             26.5             26.5
                                                         ---------------   ---------------  ---------------  ---------------
FINANCIAL LIABILITIES..................................   $    5,311.4      $    5,336.1     $    5,206.7     $    5,117.8
                                                         ===============   ===============  ===============  ===============


13. PHOENIX LIFE STATUTORY FINANCIAL INFORMATION AND REGULATORY MATTERS

Statutory financial data for Phoenix Life as of December 31, 2003, 2002 and 2001 and for the years 2003, 2002 and 2001 are as follows ($ amounts in millions):

                                                                                2003             2002              2001
                                                                           ---------------  ---------------   ---------------

Statutory capital, surplus, surplus notes and asset valuation reserve...    $      961.5     $    1,008.0      $    1,371.3
Statutory gain from operations..........................................    $       69.7     $       44.5      $      119.9
Statutory net income (loss).............................................    $       21.5     $        7.5      $      (13.4)

New York Insurance Law requires that New York life insurers report their risk-based capital (RBC). RBC is based on a formula calculated by applying factors to various assets, premium and statutory reserve items. The formula takes into account the risk characteristics of the insurer, including asset risk, insurance risk, interest rate risk and business risk. New York insurance law gives the New York Superintendent of Insurance explicit regulatory authority to require various actions by, or take various actions against, insurers whose total adjusted capital does not exceed certain RBC levels. Each of the U.S. insurance subsidiaries of Phoenix Life is also subject to these same RBC requirements. Phoenix Life and each of its insurance subsidiaries' RBC was in excess of 300% of Company Action Level (the level where a life insurance enterprise must submit a comprehensive plan to state insurance regulators) as of December 31, 2003 and 2002.

Under New York Insurance Law, Phoenix Life can pay stockholder dividends to us in any calendar year without prior approval from the New York Insurance Department in the amount of the lesser of 10% of Phoenix Life's surplus to policyholders as of the immediately preceding calendar year or Phoenix Life's statutory net gain from operations for the immediately preceding calendar year, not including realized capital gains. Phoenix Life paid dividends of $44.5 million in 2003 and is able to pay $69.7 million in dividends in 2004 without prior approval from the New York Insurance Department. Any additional dividend payments, in excess of $69.7 million in 2004, would be subject to the discretion of the New York Superintendent of Insurance.


14. PREMISES AND EQUIPMENT

Premises and equipment, consisting primarily of office buildings occupied by us, are stated at cost less accumulated depreciation and amortization. We depreciate buildings on the straight-line method over 10 to 45 years and equipment primarily on a modified accelerated method over 3 to 10 years. We amortize leasehold improvements over the terms of the related leases.

Premises and equipment are included in other general account assets in our balance sheet. Cost and carrying value as of December 31, 2003 and 2002 follows ($ amounts in millions):

                                                                             2003                          2002
                                                                 -----------------------------  -----------------------------
                                                                                  CARRYING                       CARRYING
                                                                     COST           VALUE           COST           VALUE
                                                                 -------------  --------------  -------------  --------------

Real estate....................................................   $    148.8     $     63.5      $    155.5     $     72.1
Equipment......................................................        154.8           31.8           134.7           26.0
                                                                 -------------  --------------  -------------  --------------
Premises and equipment cost and carrying value.................        303.6     $     95.3           290.2     $     98.1
                                                                                ==============                 ==============
Accumulated depreciation and amortization......................       (208.3)                        (192.1)
                                                                 -------------                  -------------
PREMISES AND EQUIPMENT.........................................   $     95.3                     $     98.1
                                                                 =============                  =============

In February 2004, we announced the execution of an agreement to sell our Enfield, Connecticut office facility, which sale is expected to close in the second quarter of 2004.

Rental expenses for operating leases for continuing operations, principally with respect to buildings, amounted to $11.4 million, $12.1 million and $13.4 million in 2003, 2002 and 2001, respectively. Future minimum rental payments under non-cancelable operating leases for continuing operations were $18.4 million as of December 31, 2003, payable as follows: 2004, $6.9 million; 2005, $4.9 million; 2006, $3.5 million; 2007, $2.4 million; 2008, $0.7 million; and $0.0 million thereafter.


15. RELATED PARTY TRANSACTIONS

As of June 25, 2001, the following indirect wholly-owned subsidiaries of Phoenix Life were transferred to Phoenix, or one of its subsidiaries; Phoenix Investment Partners, Phoenix Charter Oak Trust Company, WS Griffith Securities, Inc., WS Griffith Associates, Inc. and Main Street Management Company. Proceeds from the transfer were $659.8 million. The transfer of these entities resulted in a pre-tax gain of $222.6 million ($146.1 million, net of tax).

Phoenix Investment Partners, an indirect wholly-owned subsidiary of Phoenix, through its affiliated registered investment advisors, provides investment advisory services (e.g., general account and variable separate account products) to Phoenix Life for a fee. Investment advisory fees incurred by Phoenix Life were $8.2 million for 2002 and $8.2 million for 2003. Amounts payable to the affiliated investment advisors were $565 and $604 thousand, as of December 31, 2002 and 2003, respectively. Variable product separate accounts fees, net of reimbursement were $5.3 million for 2002 and $2.6 million for 2003.

On February 26, 2001, Phoenix Life entered into a $69.0 million subordinated loan agreement with Phoenix Investment Partners, due March 1, 2006, in exchange for the debentures held by Phoenix Life. Interest is payable quarterly in arrears at an annual rate based on LIBOR plus 2%. The average blended interest rate was approximately 4% and 3% for the years ended December 31, 2002 and 2003, respectively. The loan agreement requires no principal repayment prior to maturity.

Phoenix Equity Planning Corporation (PEPCO), a wholly-owned subsidiary of Phoenix Investment Partners, is the principal underwriter of Phoenix Life's annuity and variable life contracts. Contracts may be purchased through registered representatives of a Phoenix affiliate, W.S. Griffith & Co., Inc., as well as other outside broker dealers who are licensed to sell Phoenix Life annuity contracts. As of June 30, 2001 Phoenix Investment Partners was no longer a subsidiary of Phoenix Life due to the transfer to The Phoenix Companies. Phoenix Life incurred commissions for contracts underwritten by PEPCO of $43.5 million for 2002 and $38.3 million for 2003. Amounts payable to PEPCO were $3.3 million and $4.4 million, as of December 31, 2002 and 2003, respectively.

In 2001, Phoenix reimbursed Phoenix Life $42.6 million for expenses incurred in conjunction with the demutualization and $41.5 million for policy credits and payments to eligible policyholders in lieu of stock.

State Farm Mutual Automobile Insurance Company (State Farm) currently owns of record more than 5% of The Phoenix Companies' outstanding common stock. In 2003, we incurred approximately $25.8 million, as compensation for the sale of our insurance and annuity products, to entities which were either subsidiaries of State Farm or owned by State Farm employees.


16. CONTINGENT LIABILITIES

In 1999, we discontinued our reinsurance operations through a combination of sale, reinsurance and placement of certain retained group accident and health reinsurance business into run-off. We adopted a formal plan to stop writing new contracts covering these risks and to end the existing contracts as soon as those contracts would permit. However, we remain liable for claims under those contracts. We also purchased finite aggregate excess-of-loss reinsurance, or finite reinsurance, to further protect us from unfavorable results from this discontinued business.

We have established reserves for claims and related expenses that we expect to pay on our discontinued group accident and health reinsurance business. These reserves are a net present value amount that is based on currently known facts and estimates about, among other things, the amount of insured losses and expenses that we believe we will pay, the period over which they will be paid, the amount of reinsurance we believe we will collect under our finite reinsurance, the amounts we believe we will collect from our retrocessionaires and the likely legal and administrative costs of winding down the business.

Our total reserves, including coverage available from our finite reinsurance and reserves for amounts recoverable from retrocessionaires, were $185.0 million and $155.0 million as of December 31, 2003 and 2002 respectively. Our total amounts recoverable from retrocessionaires related to paid losses were $165.0 million and $65.0 million as of December 31, 2003 and 2002, respectively. We did not recognize any gains or losses during the years 2003, 2002 and 2001.

We expect our reserves and reinsurance to cover the run-off of the business; however, the nature of the underlying risks is such that the claims may take years to reach the reinsurers involved. Therefore, we expect to pay claims out of existing estimated reserves for up to ten years as the level of business diminishes. In addition, unfavorable claims experience is possible and could result in additional future losses. Given the uncertainty associated with litigation and other dispute resolution proceedings, as described below, our estimated amount of the loss on disposal of reinsurance discontinued operations may differ from actual results. However, it is our opinion, based on current information and after consideration of the provisions made in these financial statements, as described above, that future developments will not have a material effect on our financial position.

Unicover Managers, Inc.

A significant portion of the claims arising from our discontinued group accident and health reinsurance business arises from the activities of Unicover Managers, Inc. (Unicover). Unicover organized and managed a group, or pool, of insurance companies (Unicover pool) and two other facilities (Unicover facilities), which reinsured the life and health insurance components of workers' compensation insurance policies issued by various property and casualty insurance companies. We were a member of the Unicover pool but terminated our participation in the pool effective March 1, 1999.

We are involved in disputes relating to the activities of Unicover. Under Unicover's underwriting authority, the Unicover pool and Unicover facilities wrote a dollar amount of reinsurance coverage that was many times greater than originally estimated. As a member of the Unicover pool, we were involved in several proceedings in which the pool members asserted that they could deny coverage to certain insurers that claimed that they purchased reinsurance coverage from the pool. Those matters were settled. Also, the pool members are currently involved in proceedings arising from business ceded to the London market. Those proceedings are in the preliminary stages.

Further, we were, along with Sun Life Assurance of Canada (Sun Life) and Cologne Life Reinsurance Company (Cologne Life), a retrocessionaire (meaning a reinsurer of other reinsurers) of the Unicover pool and two other Unicover facilities, providing the pool and facility members with reinsurance of the risks that the pool and facility members had assumed. In September 1999, we joined an arbitration proceeding that Sun Life had begun against the members of the Unicover pool and the Unicover facilities. In this arbitration, we and Sun Life sought to cancel our retrocession agreements on the grounds that material misstatements and nondisclosures were made to us about, among other things, the amount of risks we would be reinsuring. The arbitration proceeded only with respect to the Unicover pool because we, Sun Life and Cologne Life reached settlement with the two Unicover facilities in the first quarter of 2000. In October 2002, the arbitration panel issued its decision that the agreement by which we provided retrocessional reinsurance to the pool was valid only to the extent of business bound or renewed to that agreement on or before August 31, 1998. This decision had the effect of granting us a substantial discount on our potential liabilities, because most of the business was bound or renewed to the agreement after August 31, 1998. In a clarification dated January 4, 2003, the arbitration panel confirmed its decision. A significant portion of our remaining potential liabilities as a retrocessionaire of the pool may be recovered from our retrocessionaires.

In one of the Unicover facilities' settlements, the Reliance facility settlement of January 2000, we paid a settlement amount of $97.9 million and were released from all of our obligations as a retrocessionaire of the facility. Subsequently, we were reimbursed by one of our retrocessionaires for $38.8 million of the amount we paid under the settlement. A significant portion of the remainder of the settlement payment may be recovered from certain of our other retrocessionaires.

In the other Unicover facilities' settlement, the Lincoln facility settlement of March 2000, we paid a settlement amount of $11.6 million and were released from all of our obligations as a retrocessionaire of the facility. A significant portion of the settlement payment may be recovered from certain of our retrocessionaires.

The likelihood of obtaining the additional recoveries from our retrocessionaires cannot be estimated with a reliable degree of certainty at this stage of our recovery efforts. This is due in part to the lack of sufficient claims information (which has resulted from disputes among ceding reinsurers leading to delayed processing, reporting blockages and standstill agreements among reinsurers) and in part to the matters discussed below under "Related Proceedings."

The amounts paid and the results achieved in the above settlements and arbitration decision are reflected in our consolidated financial statements. As the amounts previously reserved for these matters were sufficient, we established no additional reserves with respect to these settlements and arbitration decision.

Related Proceedings

In our capacity as a retrocessionaire of the Unicover business, we had an extensive program of our own reinsurance in place to protect us from financial exposure to the risks we had assumed. Currently, we are involved in separate arbitration proceedings with three of our own retrocessionaires, which are seeking on various grounds to avoid paying any amounts to us or have reserved rights. Because the same retrocession program that covers our Unicover business covers a significant portion of our other remaining group accident and health reinsurance business, we could have additional material losses if one or more of our retrocessionaires successfully avoids its obligations.

With one of those retrocessionaires, we have three disputes. One concerns an agreement under which the retrocessionaire reinsures us for up to $45 thousand per loss in excess of a $5 thousand retention. In June 2003, the arbitration panel issued its decision, which upheld in all material respects the retrocessional obligations to us. The decision is the subject of a pending appeal only with respect to the Unicover business. The other two disputes will not have a material effect on our reinsurance recoverable balances. As of December 31, 2003, the reinsurance recoverable balance from this retrocessionaire related to paid losses was $57.0 million, subject to further development.

The dispute with another retrocessionaire, which sought to avoid an excess-of-loss retrocession agreement, a surplus share retrocession agreement and a quota share retrocession agreement, was the subject of an arbitration in November, 2003. In December 2003, the arbitration panel issued its interim decision which is confidential. The financial implications of the interim decision are consistent with our current financial provisions. As of December 31, 2003, the reinsurance recoverable balance from this retrocessionaire related to paid losses was $7.0 million, subject to further development.

The dispute with the third retrocessionaire is the subject of arbitration proceedings that we initiated in December 2003. The purpose of the arbitration proceedings is to confirm the validity and enforce the terms of the retrocessional contracts. We had previously entered into a standstill agreement with this retrocessionaire under which both parties had agreed not to commence any proceedings against the other without providing written notice within a specified period. The purpose of the agreement was to allow the parties to investigate the existence and extent of their contractual obligations to each other. As of December 31, 2003, the reinsurance recoverable balance from this retrocessionaire related to paid losses was $86.0 million, subject to further development.

At this stage, we cannot predict the outcome of the above matters, nor can we estimate the amount at risk with a reliable degree of certainty. This is due in part to our lack of sufficient claims information (which has resulted from disputes among ceding reinsurers that have led to delayed processing, reporting blockages, and standstill agreements among reinsurers). This applies with regard both to business related to Unicover and not related to Unicover.

Other Proceedings

Another set of disputes involves personal accident business that was reinsured in the mid-1990s in the London reinsurance market in which we participated. These disputes involve multiple layers of reinsurance and allegations that the reinsurance program created by the brokers involved in placing those layers was interrelated and devised to disproportionately pass losses to a top layer of reinsurers. Many companies who participated in this business are involved in litigation or arbitration in attempts to avoid their obligations on the basis of misrepresentation. Because of the complexity of the disputes and the reinsurance arrangements, many of these companies are currently participating in negotiations of the disputes for certain contract years, and we believe that similar discussions will follow for the remaining years. Although we are vigorously defending our contractual rights, we are actively involved in the attempt to reach negotiated business solutions. At this stage, we cannot predict the outcome, nor can we estimate the amount at risk with a reliable degree of certainty. This is due in part to our lack of sufficient claims information (which has resulted from disputes among ceding reinsurers that have led to delayed processing, reporting blockages, and standstill agreements among reinsurers).

                                     PART C

                                     PART C
                                OTHER INFORMATION
    Registrant hereby represents that, in imposing certain restrictions upon withdrawals from some annuity contracts, it is relying upon the no-action letter given to the American Council of Life Insurance (publicly available November 28,
1988) (Ref. No. 1P-6-88) regarding compliance with Section 403(b) (ii) of the Internal Revenue Code and that it is in compliance with the conditions for reliance upon that letter set forth therein.

    Pursuant to Section 26(f)(2)(A) of the Investment Company Act of 1940, as amended, Phoenix Life Insurance Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks to be assumed thereunder by Phoenix Life Insurance Company.

ITEM 24.    FINANCIAL STATEMENTS AND EXHIBITS

         (a)   Financial Statements.

               Consolidated financial information is included in Part A. The financial statements are included in Part B.

         (b)   Exhibits.

               (1) Resolution of Board of Directors of Phoenix Life Insurance Company establishing the Phoenix Life Variable Accumulation Account is incorporated by reference to Registrant's Form N-4 (File No. 002-78020) Post-Effective Amendment No. 30, filed via Edgar on November 29, 1999.

               (2)     Not Applicable.

               (3)     Distribution of Policies

                       (a) Master Service and Distribution Compliance Agreement between Depositor and Phoenix Equity Planning Corporation dated November 1, 2000 is incorporated by reference to Registrant's Form N-4 (File No. 333-68872) Pre-Effective Amendment No. 1, filed via Edgar on November 15, 2001.

                       (b) Form of Agreement between Phoenix Equity Planning Corporation and Registered Broker/Dealers with respect to the Sales of Contracts is incorporated by reference to Registrant's Initial Form N-4 (File No. 333-68872), filed via Edgar on August 31, 2001.

               (4)     (a)  Form of Contract (Big Edge) is incorporated by
                            reference to Registrant's Post-Effective Amendment No. 9 filed on October 23, 1986 and filed via Edgar with Registrant's Post-Effective Amendment No. 26 filed on April 30, 1997.

                       (b) Form of Contract (Big Edge Plus) is incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed on May 2, 1988 and filed via Edgar Post-Effective Amendment No. 26 filed on April 30, 1997.

                       (c) Form of Contract (Group Strategic Edge) is incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed on April 29, 1993 and Post-Effective Amendment No. 26 filed via Edgar on April 30, 1997.

                       (d) Form of Contract (Big Edge Choice for New York) is incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed via Edgar on February 28, 1997.

                       (e) Form of Contract (The Phoenix Edge-VA for New York) is incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed via Edgar on November 29, 1999.

                       (f) Form of Contract (Phoenix Spectrum Edge), filed via Edgar with Post-Effective Amendment No. 34 on September 13, 2001.

               (5)     (a)  Form of Application (Big Edge) is incorporated by
                            reference to Registrant's Post-Effective Amendment No. 9 filed on October 23, 1986 and Post-Effective Amendment No. 26 filed via Edgar on April 30, 1997.

                       (b) Form of Application (Big Edge Plus) is incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed on May 2, 1988 and Post-Effective Amendment No. 26 filed via Edgar on April 30, 1997.

                       (c) Form of Application (Group Strategic Edge) is incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed on April 29, 1993 and Post-

                            Effective Amendment No. 26 filed via Edgar on April 30, 1997.

                       (d) Form of Application (Big Edge Choice for New York) is incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed via Edgar on February 28, 1997.

                       (e)  Form of Application (The Phoenix Edge-VA for New
                            York) is incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed via Edgar on November 29, 1999.

                       (f) Form of Application (Phoenix Spectrum Edge, Form No. OL3174), filed via Edgar with Post-Effective Amendment No. 34 on September 13, 2001.

               (6)     (a)  Amended and Restated Charter of Phoenix Life
                            Insurance Company, (f/k/a Phoenix Home Life Mutual Insurance Company) is incorporated by reference to Registrant's Initial Form N-4 (File No. 333-68872), filed via Edgar on August 31, 2001.

                       (b) Amended and Restated Bylaws of Phoenix Life Insurance Company, effective January 1, 2003, is filed herewith.

               (7)          Not Applicable.

               (8)          Not Applicable.

               (9) Written Opinion and Consent of Matthew A. Swendiman, Counsel, is filed herewith

               (10)    (a)  Written Consent of PricewaterhouseCoopers LLP. To be
                            filed by amendment.

                       (b) Written Consent of Brian A. Giantonio, Esq. To be filed by amendment.

               (11)         Not Applicable.

               (12)         Not Applicable.

ITEM 25.  DIRECTORS AND EXECUTIVE OFFICERS OF THE DEPOSITOR


------------------------------------------------------------------------------------
Name and Principal Business Address            Positions and Offices with Depositor
------------------------------------------------------------------------------------
Sal H. Alfiero                                 Director
Protective Industries, LLC
2150 Elmwood Ave.
Buffalo, NY 14207
------------------------------------------------------------------------------------
Jean Blackwell                                 Director
Cummins Inc.
500 Jackson Street
Columbus, IN  47202-3005
------------------------------------------------------------------------------------
Peter C. Browning                              Director
McColl School of Business
1900 Selwyn Ave.
Charlotte, NC 28274
------------------------------------------------------------------------------------
Arthur P. Byrne                                Director
J.W. Childs Associates
1100 Huntington Ave.
Boston, MA 02199
------------------------------------------------------------------------------------
Sanford Cloud, Jr.                             Director
The National Conference for Community and
Justice
475 Park Ave., So.
19th Floor
New York, NY 10016-6901
------------------------------------------------------------------------------------
Richard N. Cooper                              Director
Center for International Affairs
Harvard University
1033 Massachusetts Ave.
Cambridge, MA 02138
------------------------------------------------------------------------------------
Gordon J. Davis, Esq.                          Director
LeBoeuf, Lamb, Greene & MacRae, LLP
125 West 55th Street
New York, NY 70019-5389
------------------------------------------------------------------------------------
Ann Maynard Gray                               Director
------------------------------------------------------------------------------------
John E. Haire                                  Director
Time, Inc.
1271 Avenue of the Americas (Rm. 39-01)
New York, NY 10020
------------------------------------------------------------------------------------
Jerry J. Jasinowski                            Director
National Association of Manufacturers
1331 Pennsylvania Avenue, N.W.
Suite 600
Washington, D.C. 20004
------------------------------------------------------------------------------------
Thomas S. Johnson                              Director
GreenPoint Financial Corporation
90 Park Avenue
New York, NY 10016
------------------------------------------------------------------------------------
Marilyn E. LaMarche                            Director
Lazard Freres & Co. LLC
30 Rockefeller Plaza
New York, NY 10020`
------------------------------------------------------------------------------------
Dona D. Young*                                 Director, Chairman of the Board,
The Phoenix Companies, Inc.                    Chief Executive Officer, and
                                               President
------------------------------------------------------------------------------------
Michael J. Gilotti***                          Executive Vice President, Wholesaling
                                               Distribution & Marketing
------------------------------------------------------------------------------------
Michael E. Haylon*                             Executive Vice President and Chief
                                               Financial Officer
------------------------------------------------------------------------------------
Philip K. Polkinghorn*                         Executive Vice President, Life and
                                               Annuity Products and Operations
------------------------------------------------------------------------------------
Tracy L. Rich*                                 Executive Vice President, General
                                               Counsel and Assistant Secretary
------------------------------------------------------------------------------------
John H. Beers*                                 Vice President and Secretary
------------------------------------------------------------------------------------
Katherine P. Cody*                             Vice President and Treasurer
------------------------------------------------------------------------------------

* The principal business address of this individual is One American Row, Hartford, CT 06102
** The principal business address of this individual is 56 Prospect Street, Hartford, CT 06115
*** The principal business address of this individual is 38 Prospect Street, Hartford, CT 06115

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT



                                                   -------------------------------
                                                   The Phoenix Companies, Inc. (7)
                                                        DE 100% Holding Company
                                                   -------------------------------
                                                                |
          ------------------------------------------------------------------------------------------------------
          |                                                                                                    |
---------------------                                                                                 ------------------
Phoenix Life                                                                                          Phoenix
Insurance                                                                                             Investment
Company (1,2,3,7,8 +)                                                                                 Management
NY 100%                                                                                               Company, Inc. (8)
                                                                                                      CT 100%
                                                                                                      Holding Company
---------------------                                                                                 -------------------
          |                                                                                                   |
--------------------------------------------------------                                                      |
          |                                            |                                                      |
          |                       ------------------------------------------------                            |
          |                       |                    |                         |                            |
 ----------------------   --------------------   ----------------------   -------------------         -------------------
 PM Holdings,              Phoenix Life           Phoenix Life             Separate                   Phoenix
 Inc. (8)                  Variable               Variable                 Accounts B, C,             Investment
 CT 100%                   Accumulation           Universal Life           and D (3) (++)             Partners, Ltd. (8)
 Holding                   Account (1) (++)       Account (2) (++)         NY                         DE 100% Asset
 Company                   NY                     NY                                                  Management Company
 ----------------------   --------------------   ----------------------   -------------------         -------------------
          |                       |                        |                      |                           |
          |                       -------------------------------------------------                           |
          |                                                                       |                           |
          |------------------------------------------------                       |                           |
          |                       |                       |                       |                           |
 -----------------------   --------------------   ---------------------    -----------------                  |
 Phoenix                   PHL Variable           Phoenix Life and         The Phoenix                        |
 Variable                  Insurance              Annuity                  Edge Series                        |
 Advisors, Inc. (8)        Company (4,5,7,8 +)    Company (6,7,8 +)        Fund                               |
 DE Registered             CT 100%                CT 100%                  MA                                 |
 Investment Advisor                                                        Mutual Fund                        |
 -----------------------   --------------------   ---------------------    -----------------                  |
                                   |                      |                      |                            |
           ------------------------|                      |                      |                  |------------------|
           |                       |                      |                      |                  |                  |
 -----------------------   --------------------   ---------------------          |          ------------------- -------------------
 PHL Variable              PHLVIC                 Phoenix Life                   |          Phoenix Equity      Duff & Phelps
 Accumulation              Variable               and Annuity                    |          Planning            Investment
 Account (4) (++)          Universal Life         Variable                       |          Corporation (7,8)   Management
 CT                        Account (5) (++)       Universal Life                 |          CT 100%             Co.(8)
                           CT                     Account (6) (++)               |          Broker/Dealer       IL Registered
                                                  CT                             |                              Investment Adviser
 -----------------------   --------------------   ---------------------          |          ------------------- --------------------
           |                       |                      |                      |                  |
           |                       |                      |----------------------|          ------------------
           |                       |                                             |          Phoenix
           -----------------------------------------------------------------------          Investment
                                                                                            Counsel, Inc. (8)
                                                                                            MA Registered
                                                                                            Investment Adviser
                                                                                            ------------------




---------------------------
1 - Depositor & Registrant
2 - Depositor & Registrant
3 - Depositor & Registrant
4 - Depositor & Registrant
5 - Depositor & Registrant
6 - Depositor & Registrant
7 - Files separate financial statements
8 - Files as part of consolidated statement
+ - Depositor
++ - Registrant

ITEM 27.  NUMBER OF CONTRACT OWNERS


    On April 1, 2004, there were 22,323 qualified and 14,731 nonqualified contracts.


ITEM 28.  INDEMNIFICATION

    Section 722 of the New York Business Corporation Law, as made applicable to insurance companies by Section 108 of the New York Insurance Law, provides that a corporation may indemnify any director or officer of the corporation made, or threatened to be made, a party to an action or proceeding other than one by or in the right of the corporation to procure a judgment in its favor, whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, by reason of the fact that he, his testator or intestate, served such other corporation in any capacity at the request of the indemnifying corporation.


    Article VI, Section 6.1 of the ByLaws of the Company provides that:


    To the full extent permitted by the laws of the State of New York, the Company shall indemnify any person made or threatened to be made a party to any action, proceeding or investigation, whether civil or criminal, by reason of the fact that such person, or such person's testator or intestate:

    (1)  is or was a Director, officer or employee of the Company; or

    (2) serves or served another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity at the request of the Company, and at the time of such services, was a director, officer or employee of the Company against judgments, fines, amounts paid in settlement and reasonable expenses, including attorney's fees, actually and necessarily incurred in connection with or as a result of such action, proceeding or investigation, or any appeal therein.


    Subject to applicable law, the indemnification provided in this Article VI shall not be deemed to be exclusive of any other rights to which a director, officer or employee of the Company seeking indemnification may be entitled.


    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

    1. Phoenix Equity Planning Corporation ("PEPCO") Principal Underwriter as to Contracts described in Prospectus.


         (a) PEPCO serves as the principal underwriter for the following entities:

             Phoenix-Aberdeen Worldwide Opportunities Fund, Phoenix Institutional Mutual Funds, Phoenix-Engemann Funds, Phoenix-Goodwin California Tax Exempt Bond Fund, Phoenix Investment Trust 97, Phoenix-Kayne Funds, Phoenix Multi-Portfolio Fund, Phoenix Multi-Series Trust, Phoenix-Oakhurst Income & Growth Fund, Phoenix-Oakhurst Strategic Allocation Fund, Phoenix Partner Select Funds, Phoenix Portfolios, Phoenix-Seneca Funds, Phoenix Series Fund, Phoenix Strategic Equity Series Fund, Phoenix Life Variable Accumulation Account, Phoenix Life Variable Universal Life Account, Phoenix Life and Annuity Variable Universal Life Account, PHL Variable Accumulation Account, PHLVIC Variable Universal Life Account and PHL Variable Separate Account MVA1.


         (b) Directors and Officers of PEPCO.

NAME                          POSITION
----                          --------
Daniel T. Geraci*             Director
Michael J. Gilotti***         Director
Michael E. Haylon*            Director
John H. Beers*                Vice President and Secretary
Glenn H. Pease**              Vice President, Finance and Treasurer
John F. Sharry**              President, Private Client Group
Richard J. Wirth*             Vice President, Compliance and Assistant Secretary

*   The business address of this individual is One American Row, Hartford, CT
    06102
** The business address of this individual is 56 Prospect Street, Hartford, CT 06115
*** The business address of this individual is 38 Prospect Street, Hartford, CT
    06115


         (c) PEPC0 received no compensation from Registrant during the last fiscal year for sales of the contracts which are the subject of this Registration Statement.

ITEM 30.    LOCATION OF ACCOUNTS AND RECORDS


    The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules under it are maintained at the administrative offices of Phoenix Life Insurance Company located at One American Row, Hartford, CT 06115.


ITEM 31.  MANAGEMENT SERVICES

    Not applicable.

ITEM 32.  UNDERTAKINGS

    Not applicable.

                                   SIGNATURES


    As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485 for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Hartford and State of Connecticut on this 30th day of April, 2004.


                              PHOENIX LIFE INSURANCE COMPANY

                              By: _________________
                                  Dona D. Young*
                                  Chairman of the Board, Chief Executive Officer and President

                              PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT

                              By: _________________
                                  Dona D. Young*
                                  Chairman of the Board, Chief Executive Officer and President
                                  Phoenix Life Insurance Company


    As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated with Phoenix Life Insurance Company on this 30th day of April, 2004.


SIGNATURE                                              TITLE
---------                                              -----
____________________________________                   Director
*Sal H. Alfiero


____________________________________                   Director
*Jean S. Blackwell


____________________________________                   Director
*Peter C. Browning

____________________________________                   Director
*Arthur P. Byrne

____________________________________                   Director
*Sanford Cloud, Jr.

____________________________________                   Director
*Richard N. Cooper

____________________________________                   Director
*Gordon J. Davis

____________________________________                   Director
*Ann Maynard Gray

____________________________________                   Director
*John E. Haire

____________________________________                   Director
*Jerry J. Jasinowski

SIGNATURE                                              TITLE
---------                                              -----
____________________________________                   Director
*Thomas S. Johnson

____________________________________                   Director
*Marilyn E. LaMarche

____________________________________                   Director, Chairman of the
*Dona D. Young                                         Board, Chief Executive
                                                       Officer and President

By:/s/ Richard J. Wirth
   ---------------------------------

    *Richard J. Wirth, as Attorney in Fact pursuant to Powers of Attorney on file with the Depositor.


                                       S-2